UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in three (3) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submission will be identical in all material respects to this initial filing.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—International Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Bond Funds—A, B, and C Classes

•	PIMCO Funds—Bond Funds—Class D

•	PIMCO Funds—Total Return Funds—Institutional, Administrative and P Classes

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—PIMCO Total Return Fund—A, B, and C Classes

•	PIMCO Funds—PIMCO Total Return Fund—Class D

•	PIMCO Funds—PIMCO Real Return Fund—A, B and C Classes

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Real Return Strategy, Asset Allocation & Equity-Related Funds—A, B, and C Classes

•	PIMCO Funds—Real Return Strategy, Asset Allocation & Equity-Related Funds—Class D

•	PIMCO Funds—Municipal Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—Class D

•	PIMCO Funds—Class R

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—RealRetirement™ Funds

•	Private Account Portfolio Series

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		26
Financial Highlights		28
Statements of Assets and Liabilities		42
Statements of Operations		45
Statements of Changes in Net Assets		48
Statements of Cash Flows		53
Notes to Financial Statements		207
Glossary		221
Privacy Policy		222
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement		223

FUND	Fund Summary	Schedule of Investments

Convertible Fund	6	54
Diversified Income Fund	7	60
Extended Duration Fund	8	74
Floating Income Fund	9	78
GNMA Fund	10	88
High Yield Fund	11	91
Income Fund	12	102
Investment Grade Corporate Bond Fund	13	110
Long Duration Total Return Fund	14	122
Long-Term U.S. Government Fund	15	128
Low Duration Fund	16	133
Low Duration Fund II	17	144
Low Duration Fund III	18	149
Moderate Duration Fund	19	156
Money Market Fund	20	164
Mortgage-Backed Securities Fund	21	165
Real Return Fund	22	170
Short-Term Fund	23	185
StocksPLUS® Fund	24	194
Unconstrained Bond Fund	25	203

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets, is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

■

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

■

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to

2	PIMCO Funds	Bond Funds

end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

■

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

■	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

■

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

■

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

■

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk and short sale risk. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Each share class performance is net of fees and expenses – the Administrative Class total expenses are 0.25% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class P total expenses are 0.10% higher than the total expenses of the Institutional Share Class of the respective Fund. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class and Class P Shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class and Class P Shares. The Administrative Class Shares of the following Funds were first offered in (month/year): Convertible Fund (8/00), Diversified Income Fund (10/04), Floating Income Fund (12/05), High Yield Fund (1/95), Income Fund (3/07), Investment Grade Corporate Bond Fund (9/02), Long-Term U.S. Government Fund (9/97), Low Duration Fund (1/95), Low Duration Fund II (2/98), Low Duration Fund III (3/99), Money Market Fund (1/95), Mortgage-Backed Securities Fund (12/01), Real Return Fund (4/00), Short-Term Fund (2/96) and StocksPLUS® Fund (1/97). The Class P Shares of the following Funds were first offered in (month/year): Mortgage-Backed Securities Fund (4/08), High Yield Fund (4/08), Investment Grade Corporate Bond Fund (4/08), Long-Term U.S. Government Fund (4/08), Long Duration Total Return Fund (9/08), StocksPLUS® Fund (4/08), Low Duration Fund (4/08), GNMA Fund (4/08), Extended Duration Fund (9/08), Short-Term Fund (4/08), Diversified Income Fund (4/08), Unconstrained Bond Fund (6/08), Floating Income Fund (4/08), Income Fund (4/08), and Real Return Fund (4/08). All other Funds in this Semiannual Report do not currently offer Administrative Class and Class P Shares. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds	Bond Funds

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from April 1, 2008 to September 30, 2008; with exception of the Unconstrained Bond Fund which is from June 30, 2008 to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	5

PIMCO Convertible Fund	Institutional Class	PFCIX
	Administrative Class	PFCAX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Industrials	51.6%
Convertible Preferred Stocks	18.7%
Short-Term Instruments	11.9%
Banking & Finance	9.8%
Utilities	3.0%
Other	5.0%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	Fund Inception (03/31/99)
PIMCO Convertible Fund Institutional Class	-19.07%	-26.19%	2.86%	4.38%
PIMCO Convertible Fund Administrative Class	-19.13%	-26.40%	2.61%	4.11%
Merrill Lynch All Convertibles Index	-16.31%	-23.57%	2.28%	3.33%
Lipper Convertible Securities Funds Average	-13.36%	-20.43%	3.45%	4.32%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.76% for the Institutional Class shares and 1.05% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$809.31	$808.71	$1,021.71	$1,020.46
Expenses Paid During Period†	$3.04	$4.17	$3.40	$4.66

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.67% for Institutional Class and 0.92% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Convertible Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An emphasis on high-grade holdings within the finance sector was a significant detractor from relative performance as the sector came under heavy pressure over the six-month period.

»	An overweight to the automotive sector detracted from returns relative to the index as this sector significantly underperformed.

»	As the media sector outpaced the overall convertible market, led by publishing, an underweight to the industry category detracted from performance.

»	An underweight to the technology sector, where convertibles held up relatively well versus the overall market, weighed on performance versus the index.

»	An overweight to the healthcare sector, which remained relatively resilient throughout the volatile period, was a noteworthy positive.

»	Security selection in the telecom sector, where the Fund had an emphasis on wireless versus integrated/fixed-line providers, benefited returns.

»	An underweight to consumer non-cyclicals benefited performance as these convertibles underperformed the overall convertible market.

»	An emphasis on higher-quality issues benefited relative performance as investment-grade convertibles outperformed speculative-grade issues by almost 4.00%.

6	PIMCO Funds	Bond Funds

PIMCO Diversified Income Fund	Institutional Class	PDIIX
	Administrative Class	PDAAX
	Class P	PDVPX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	40.8%
U.S. Government Agencies	17.1%
Foreign Currency-Denominated Issues	13.3%
Short-Term Instruments	9.7%
Mortgage-Backed Securities	6.1%
Sovereign Issues	6.0%
Other	7.0%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Institutional Class	-7.48%	-6.00%	4.63%	5.48%
PIMCO Diversified Income Fund Administrative Class	-7.60%	-6.23%	4.37%	5.22%
PIMCO Diversified Income Fund Class P	-7.55%	-6.11%	4.52%	5.37%
Lehman Brothers Global Credit Hedged USD Index	-5.08%	-4.40%	2.82%	3.31%
1/3 each-Lehman Brothers Global Aggregate Credit Component Index, Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	-5.87%	-5.43%	4.62%	5.29%
Lipper Multi-Sector Income Funds Average	-5.81%	-6.00%	3.95%	4.59%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.83% for the Institutional Class shares and 1.08% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.93% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
	Institutional Class	Administrative Class	Class P		(5% return before expenses)
					Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$925.17	$923.99	$905.57		$1,021.26	$1,020.00	$1,020.76
Expenses Paid During Period†	$3.67	$4.87	$3.43		$3.85	$5.11	$4.36

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.76% for Institutional Class, 1.01% for Administrative Class and 0.86% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Diversified Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An underweight position in the high-yield sector benefited performance as the sector underperformed its primary benchmark.

»	An off-benchmark position in mortgage-backed securities benefited returns as the mortgage sector outperformed the Fund’s primary benchmark.

»	An allocation to emerging markets currencies benefited returns as these currencies fared better for the six-month period than the overall credit market.

»	An overweight position in emerging markets detracted from performance as the sector underperformed the Fund’s primary benchmark for the period.

»	Within the emerging markets sector, an overweight position in Russia detracted from performance as Russia underperformed the overall emerging markets sector during the period.

»	An emphasis on high-quality financial institutions detracted from performance as they underperformed the investment-grade sector during the period.

Semiannual Report	September 30, 2008	7

PIMCO Extended Duration Fund	Institutional Class	PEDIX
	Class P	PEDPX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Treasury Obligations	54.4%
U.S. Government Agencies	33.7%
Short-Term Instruments	6.6%
Mortgage-Backed Securities	2.0%
Corporate Bonds & Notes	1.3%
Other	2.0%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	0.38%	15.12%	8.56%
PIMCO Extended Duration Fund Class P	0.33%	15.01%	8.45%
Citigroup STRIPS Index, 20+ Year Sub-Index	3.59%	15.68%	9.77%
Lipper Corporate Debt Funds BBB-Rated Funds Average	-7.63%	-6.20%	-0.21%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 0.50% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/2008, as supplement to date, is 0.60% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P		Institutional Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,003.79	$958.58		$1,022.21	$1,019.55
Expenses Paid During Period†	$2.86	$0.56		$2.89	$5.57

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.57% for Institutional Class and 1.10% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class (to reflect the one-half year period), and 20/365 for Class Pà (to reflect the inception date of 09/11/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Extended Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Duration positioning during the six-month period was a positive contributor to relative performance. A below-index duration during the period added value as yields rose across all maturities.

»	A curve-steepening bias during the period detracted from performance as the two- to 30-year yield spread flattened.

»	An allocation to long interest rate swaps during the period detracted from relative performance as the 30-year swap spread widened.

»	An out-of-benchmark allocation to long agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries during the period.

»	Modest exposure to corporates detracted from performance as they underperformed like-duration U.S. Treasuries during the period.

»	An out-of-benchmark allocation to mortgages benefited performance as mortgages outperformed U.S. Treasuries during the period.

»

An allocation to emerging markets currencies detracted from returns as many emerging markets currencies depreciated versus the U.S. dollar. This was partially offset by a short position in the British pound.

8	PIMCO Funds	Bond Funds

PIMCO Floating Income Fund	Institution Class	PFIIX
	Administrative Class	PFTAX
	Class P	PFTPX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	38.2%
Short-Term Instruments	14.3%
U.S. Government Agencies	14.2%
Foreign Currency-Denominated Issues	14.1%
Mortgage-Backed Securities	6.3%
Other	12.9%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (07/30/04)**
PIMCO Floating Income Fund Institutional Class	-4.82%	-12.28%	1.60%
PIMCO Floating Income Fund Administrative Class	-4.94%	-12.47%	1.34%
PIMCO Floating Income Fund Class P	-4.87%	-12.38%	1.49%
3 Month LIBOR Index	1.38%	3.95%	4.17%
Lipper Loan Participation Funds Average	-2.10%	-7.96%	1.41%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.56% for the Institutional Class shares and 0.81% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.66% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$951.84	$950.60	$913.45		$1,021.86	$1,020.51	$1,021.26
Expenses Paid During Period†	$3.13	$4.45	$3.05		$3.24	$4.61	$3.85

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.64% for Institutional Class, 0.91% for Administrative Class and 0.76% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Floating Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve a floating rate of income, including, but not limited to, variable and floating-rate fixed-income instruments, fixed-income instruments with durations of less than or equal to one year, and fixed-rate fixed-income instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	An allocation to mortgage-backed securities benefited returns as the mortgage sector outperformed the 3 Month LIBOR Index over the period.

»	The Fund’s allocations to global credit sectors detracted from performance as credit sectors underperformed the 3 Month LIBOR Index over the period.

»	De-emphasizing the high-yield sector mitigated losses somewhat as the high-yield sector underperformed the overall credit markets.

»	An allocation to Russia detracted from performance as Russia underperformed the 3 Month LIBOR Index over the period.

»	Exposure to the banking and brokerage sector detracted from performance as the brokerage sector underperformed the 3 Month LIBOR Index over the period.

Semiannual Report	September 30, 2008	9

PIMCO GNMA Fund
	Institutional Class	PDMIX
	Class P	PPGNX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	83.9%
Short-Term Instruments	6.0%
Mortgage-Backed Securities	5.0%
Asset-Backed Securities	3.6%
U.S. Treasury Obligations	1.3%
Other	0.2%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Institutional Class	0.99%	7.27%	4.95%	6.20%	6.52%
PIMCO GNMA Fund Class P	0.93%	7.15%	4.84%	6.10%	6.41%
Lehman Brothers GNMA Index	1.10%	6.94%	4.75%	5.61%	5.87%
Lipper GNMA Funds Average	0.03%	5.51%	3.71%	4.70%	5.02%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 0.95% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.05% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P		Institutional Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,009.93	$1,009.53		$1,022.06	$1,021.86
Expenses Paid During Period†	$3.02	$2.70		$3.04	$3.24

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.60% for Institutional Class and 0.64% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO GNMA Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Exposure to 15-year and 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) added to performance as they outperformed the GNMA index.

»	A curve-steepening bias detracted from returns as the two-year U.S. Treasury yield rose significantly more than the 30-year U.S. Treasury yield early in the period.

»	An increasing overweight to mortgage spread duration detracted from returns as mortgage spreads increased over the latter half of the period.

»	Exposure to commercial mortgage-backed securities detracted from returns as they lagged fixed-rate mortgage-backed securities.

»	Exposure to short-maturity asset-backed securities detracted from performance as they underperformed GNMA mortgage-backed securities over the period.

10	PIMCO Funds	Bond Funds

PIMCO High Yield Fund	Institutional Class	PHIYX
	Administrative Class	PHYAX
	Class P	PHLPX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	63.4%
U.S. Government Agencies	17.8%
Bank Loan Obligations	5.1%
Short-Term Instruments	3.3%
Foreign Currency-Denominated Issues	3.0%
Other	7.4%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)**
PIMCO High Yield Fund Institutional Class	-10.67%	-11.95%	3.80%	4.54%	7.16%
PIMCO High Yield Fund Administrative Class	-10.78%	-12.17%	3.54%	4.28%	6.90%
PIMCO High Yield Fund Class P	-10.72%	-12.04%	3.70%	4.44%	7.05%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	-6.92%	-9.28%	4.22%	4.45%	6.53%
Lipper High Current Yield Funds Average	-6.60%	-10.99%	3.59%	3.59%	5.33%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.56% for the Institutional Class shares and 0.81% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.66% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$893.30	$892.16	$860.42		$1,022.56	$1,021.31	$1,022.06
Expenses Paid During Period†	$2.37	$3.56	$2.34		$2.54	$3.80	$3.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class and 0.60% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares). Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.05% to 0.30% for Institutional and Administrative Classes, and to 0.40% for Class P. If this fee increase had been in effect during the six-month period ended September 30, 2008, the “Expenses Paid During Period” amounts would have been $2.61, $3.79 and $2.53 for Institutional Class, Administrative Class and Class P, respectively, based upon the Fund’s actual performance, and $2.79, $4.05 and $3.29 for Institutional Class, Administrative Class and Class P, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment-grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An emphasis on high-grade holdings within the finance sector was a significant detractor from relative performance as the sector came under heavy pressure over the six-month period.

»	Security selection in the energy sector weighed on performance relative to the index as gas distribution companies underperformed the broader index.

»	An underweight to the building products sector detracted from returns as the sector significantly outpaced the overall high-yield market.

»	An underweight to the gaming sector was a strong positive contributor to relative performance as the industry category underperformed significantly.

»	An overweight to the healthcare sector, which remained relatively resilient throughout the volatile period, was a noteworthy positive.

»	Security selection within consumer cyclicals, where auto parts and equipment outperformed the broader sector, added to returns.

»	An underweight to double B-rated bonds relative to single B-rated issues detracted from performance as higher quality significantly outperformed over the period.

Semiannual Report	September 30, 2008	11

PIMCO Income Fund	Institutional Class	PIMIX
	Administrative Class	PIINX
	Class P	PONPX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	63.0%
Corporate Bonds & Notes	12.4%
Mortgage-Backed Securities	12.0%
Asset-Backed Securities	5.1%
Short-Term Instruments	6.2%
Other	1.3%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (03/30/07)**
PIMCO Income Fund Institutional Class	-3.90%	-1.28%	0.65%
PIMCO Income Fund Administrative Class	-4.03%	-1.53%	0.41%
PIMCO Income Fund Class P	-3.94%	-1.36%	0.56%
Lehman Brothers U.S. Aggregate Index	-1.50%	3.65%	3.98%
Lipper Multi-Sector Income Funds Average	-5.81%	-6.00%	-2.93%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 03/30/07. Index comparisons began on 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 1.49% for the Institutional Class shares and 2.48% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.59% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$960.95	$959.70	$949.27		$1,020.21	$1,018.95	$1,019.60
Expenses Paid During Period†	$4.77	$5.99	$4.45		$4.91	$6.17	$5.52

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.97% for Institutional Class, 1.22% for Administrative Class and 1.09% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares). The annualized expense ratio of 0.97% for Institutional Class, 1.22% for Administrative Class and 1.09% for Class P reflects net annualized expenses after application of an expense waiver of 0.05%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Income Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

The Fund’s below-index duration for the first five months of the period benefited returns as yields rose for that period. Further, the Fund’s move to above-index duration for the month of September also benefited performance as yields fell during that month.

»	An overweight to corporate securities detracted from performance as spreads widened during the period.

»	Exposure to home equity asset-backed securities detracted from performance as yield spreads in this sector rose over the period.

»	An overweight to agency fixed rate mortgage-backed securities benefited performance as they outperformed over the period.

»	Positions in high yield and emerging markets detracted from performance as spreads widened in these sectors over the period.

12	PIMCO Funds	Bond Funds

PIMCO Investment Grade Corporate Bond Fund	Institutional Class	PIGIX
	Administrative Class	PGCAX
	Class P	PBDPX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	34.2%
Short-Term Instruments	20.3%
Banking & Finance	18.6%
Industrials	15.1%
Utilities	9.7%
Other	2.1%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (04/28/00)**
PIMCO Investment Grade Corporate Bond Fund Institutional Class	-6.25%	-2.21%	3.17%	6.63%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	-6.36%	-2.44%	2.90%	6.36%
PIMCO Investment Grade Corporate Bond Fund Class P	-6.31%	-2.33%	3.06%	6.52%
Lehman Brothers Credit Investment Grade Index	-7.23%	-4.79%	1.94%	5.48%
Lipper Intermediate Investment Grade Debt Funds Average	-4.84%	-2.43%	2.00%	4.55%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.57% for the Institutional Class shares and 0.83% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.67% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$937.48	$936.40	$926.37		$1,022.56	$1,021.26	$1,022.01
Expenses Paid During Period†	$2.43	$3.69	$2.46		$2.54	$3.85	$3.09

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.76% for Administrative Class and 0.61% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Investment Grade Corporate Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Fund’s duration underweight positioning to the U.S. enhanced returns as the U.S. yield curve rose over the period.

»	The Fund’s curve-steepening bias detracted from performance as the yield curve flattened during the second and third quarters of 2008.

»	Above-index exposure to the natural gas sector, which outperformed during the period, benefited returns.

»	An overweight to the banking sector detracted from performance as this sector performed poorly over the period.

»	Below-index exposure at the end of the period to the poor performing brokerage sector enhanced performance.

»	The Fund’s underweight allocation to consumer non-cyclical securities detracted from returns as these bonds outperformed during the period.

»	An overweight exposure to the communications sector generated positive returns for the Fund as these bonds performed well over the period.

»	An underweight exposure to the capital goods sector, which outperformed during the period, detracted from performance.

»	An above-index position to securities within the electric sector (a subset of the utilities sector) enhanced performance as these bonds performed well for the period.

»	The Fund’s below-benchmark exposure to insurance issues added to returns over the period.

»	An average underweight position to the technology sector, which outperformed during the period, detracted from performance.

Semiannual Report	September 30, 2008	13

PIMCO Long Duration Total Return Fund
	Institutional Class	PLRIX
	Class P	PLRPX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	41.7%
U.S. Government Agencies	40.6%
Short-Term Instruments	7.2%
Asset-Backed Securities	4.9%
Mortgage-Backed Securities	3.0%
Other	2.6%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	-6.04%	1.91%	3.36%
PIMCO Long Duration Total Return Fund Class P	-6.09%	1.81%	3.25%
Lehman Brothers Long-Term Government/Credit Index	-4.82%	-0.37%	2.41%
Lipper Corporate Debt Funds BBB-Rated Funds Average	-7.63%	-6.20%	-0.21%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 0.50% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.60% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P		Institutional Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$939.58	$932.95		$1,022.56	$1,022.06
Expenses Paid During Period†	$2.43	$0.30		$2.54	$3.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class and 0.60% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class (to reflect the one-half year period), and 20/365 for Class Pà (to reflect the inception date of 09/11/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long Duration Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Duration positioning during the six-month period was a positive contributor to relative performance. A below-index duration during the period added value as yields rose across all maturities.

»	A curve-steepening bias during the period detracted from performance as the two- to 30-year yield spread flattened.

»	An allocation to long interest rate swaps during the period detracted from relative performance as the 30-year swap spread widened.

»	An underweight to long agency debentures benefited performance as they underperformed like-duration U.S. Treasuries over the period.

»	An allocation to emerging markets currencies detratced from performance as they depreciated relative to the U.S. dollar. This was partially offset by a short position in the British pound.

»	A below-benchmark allocation to corporates benefited performance as they underperformed like-duration U.S. Treasuries during the period.

»	An out-of-benchmark allocation to mortgages benefited performance as mortgages outperformed U.S. Treasuries for the period.

14	PIMCO Funds	Bond Funds

PIMCO Long-Term U.S. Government Fund	Institutional Class	PGOVX
	Administrative Class	PLGBX
	Class P	PLTPX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	58.2%
Corporate Bonds & Notes	10.5%
U.S. Treasury Obligations	9.6%
Mortgage-Backed Securities	8.6%
Short-Term Instruments	6.0%
Asset-Backed Securities	4.0%
Other	3.1%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)**
PIMCO Long-Term U.S. Government Fund Institutional Class	-3.44%	5.53%	4.33%	5.80%	9.10%
PIMCO Long-Term U.S. Government Fund Administrative Class	-3.56%	5.27%	4.08%	5.54%	8.84%
PIMCO Long-Term U.S. Government Fund Class P	-3.50%	5.41%	4.23%	5.71%	9.02%
Lehman Brothers Long-Term Treasury Index	0.53%	10.43%	5.80%	6.16%	8.67%
Lipper General U.S. Government Funds Average	-1.20%	4.41%	2.97%	4.13%	5.82%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 07/01/91. Index comparisons began on 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.475% for the Institutional Class shares and 0.725% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.575% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$965.56	$964.37	$981.29		$1,022.56	$1,021.31	$1,022.06
Expenses Paid During Period†	$2.46	$3.69	$2.49		$2.54	$3.80	$3.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.495% for Institutional Class, 0.745% for Administrative Class and 0.595% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	Duration positioning during the six-month period was a positive contributor to relative performance. A below-index duration during the period added value as yields rose across all maturities.

»	A curve-steepening bias during the period detracted from performance as the two- to 30-year yield spread flattened.

»	An allocation to short interest rate swaps during the six-month period benefited performance as the 30-year swap spread widened.

»	An out-of-benchmark allocation to long agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries over the period.

»	Exposure to corporates detracted from results as they underperformed compared to like-duration U.S. Treasuries.

»	Mortgage exposure benefited performance as U.S. Treasuries underperformed mortgages for the period.

Semiannual Report	September 30, 2008	15

PIMCO Low Duration Fund	Institutional Class	PTLDX
	Administrative Class	PLDAX
	Class P	PLDPX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	39.0%
Corporate Bonds & Notes	30.4%
Mortgage-Backed Securities	12.6%
Asset-Backed Securities	8.2%
Short-Term Instruments	6.9%
Preferred Stocks	0.9%
Other	2.0%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Low Duration Fund Institutional Class	-4.08%	-0.12%	2.56%	4.27%	6.41%
PIMCO Low Duration Fund Administrative Class	-4.20%	-0.37%	2.30%	4.01%	6.15%
PIMCO Low Duration Fund Class P	-4.13%	-0.23%	2.45%	4.16%	6.34%
Merrill Lynch 1-3 Year U.S. Treasury Index	0.82%	6.27%	3.54%	4.52%	6.03%
Lipper Short Investment Grade Debt Funds Average	-2.97%	-2.49%	1.50%	3.40%	5.22%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.46% for the Institutional Class shares and 0.71% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.56% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$959.24	$958.05	$956.53		$1,022.86	$1,021.61	$1,022.21
Expenses Paid During Period†	$2.16	$3.39	$2.34		$2.23	$3.50	$2.89

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.44% for Institutional Class, 0.69% for Administrative Class and 0.57% for Class P), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares). Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.21% for Institutional and Administrative Classes, and to 0.31% for Class P. If this fee increase had been in effect during the six-month period ended September 30, 2008, the “Expenses Paid During Period” amounts would have been $2.31, $3.53 and $2.46 for Institutional Class, Administrative Class and Class P, respectively, based upon the Fund’s actual performance, and $2.38, $3.65 and $3.04 for Institutional Class, Administrative Class and Class P, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Above-benchmark duration detracted from performance as interest rates increased.

»

The Fund’s emphasis at the shorter end of the yield curve benefited performance as the yield curve steepened. However, implementation of this strategy detracted from performance as interbank lending rates rose.

»	Holdings of agency mortgage pass-throughs added to returns as these high-quality assets outpaced the mortgage market overall. However, exposures to non-agency mortgages offset this gain.

»	Exposure to the high yield and corporate sectors detracted from performance as each sector underperformed U.S. Treasuries.

»	A small exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries.

16	PIMCO Funds	Bond Funds

PIMCO Low Duration Fund II	Institutional Class	PLDTX
	Administrative Class	PDFAX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	49.0%
Corporate Bonds & Notes	19.6%
Mortgage-Backed Securities	10.1%
Asset-Backed Securities	9.7%
Short-Term Instruments	9.2%
Other	2.4%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	-3.75%	0.86%	2.54%	4.03%	5.13%
PIMCO Low Duration Fund II Administrative Class	-3.87%	0.61%	2.28%	3.77%	4.87%
Merrill Lynch 1-3 Year U.S. Treasury Index	0.82%	6.27%	3.54%	4.52%	5.24%
Lipper Short Investment Grade Debt Funds Average	-2.97%	-2.49%	1.50%	3.40%	4.48%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.51% for the Institutional Class shares and 0.76% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$962.50	$961.30	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.46	$3.69	$2.54	$3.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class and 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may invest only in investment-grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	Above-benchmark duration detracted from performance as interest rates increased.

»

The Fund’s emphasis on the shorter end of the yield curve benefited performance as the yield curve steepened. However, implementation of this strategy detracted from performance as interbank lending rates rose.

»	Holdings of agency mortgage pass-throughs added to returns as these high-quality assets outpaced the mortgage market overall. However, exposures to non-agency mortgages offset this gain.

Semiannual Report	September 30, 2008	17

PIMCO Low Duration Fund III	Institutional Class	PLDIX
	Administrative Class	PDRAX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	38.9%
Corporate Bonds & Notes	22.2%
Asset-Backed Securities	17.3%
Mortgage-Backed Securities	14.5%
Short-Term Instruments	3.5%
Other	3.6%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration Fund III Institutional Class	-4.72%	-0.40%	2.38%	4.15%	4.60%
PIMCO Low Duration Fund III Administrative Class	-4.84%	-0.65%	2.12%	3.89%	4.34%
Merrill Lynch 1-3 Year U.S. Treasury Index	0.82%	6.27%	3.54%	4.52%	4.94%
Lipper Short Investment Grade Debt Funds Average	-2.97%	-2.49%	1.50%	3.40%	3.86%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.54% for the Institutional Class shares and 0.79% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$952.81	$951.60	$1,019.30	$1,018.05
Expenses Paid During Period†	$5.63	$6.85	$5.82	$7.08

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.15% for Institutional Class and 1.40% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices.

»	Above-benchmark duration detracted from performance as interest rates increased.

»

The Fund’s emphasis on the shorter end of the yield curve benefited performance as the yield curve steepened. However, implementation of this strategy detracted from performance as interbank lending rates rose.

»	Holdings of agency mortgage pass-throughs added to returns as these high-quality assets outperformed the mortgage market overall. However, exposures to non-agency mortgages offset this gain.

»	Exposure to the high yield and corporate sectors detracted from performance as each sector underperformed U.S. Treasuries.

»	A small exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries.

18	PIMCO Funds	Bond Funds

PIMCO Moderate Duration Fund
	Institutional Class	PMDRX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	61.5%
Corporate Bonds & Notes	22.8%
Short-Term Instruments	7.2%
Mortgage-Backed Securities	3.4%
Asset-Backed Securities	2.2%
Other	2.9%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	-5.24%	0.87%	2.96%	5.03%	5.61%
Lehman Brothers Intermediate Government/Credit Index	-2.70%	3.13%	3.25%	4.96%	5.58%
Lipper Short Intermediate Investment Grade Debt Funds Average	-3.26%	-0.98%	1.90%	3.93%	4.50%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.46% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$947.58	$1,022.61
Expenses Paid During Period†	$2.39	$2.48

† Expenses are equal to the net annualized expense ratio of 0.49% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.01% to 0.21% for the Institutional Class. If this fee increase had been in effect during the six-month period ended September 30, 2008, the “Expenses Paid During Period” amounts would have been $2.44 for Institutional Class based upon the Fund’s actual performance, and $2.54 for Institutional Class based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Moderate Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed- income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	A curve-steepening bias in the U.S. and U.K. detracted from performance as the yield curves flattened in these countries, as measured by the difference between 2- and 30-year yields.

»	An emphasis on mortgages added to returns as the sector outperformed like-duration U.S. Treasuries.

»

A focus on high-grade financials was a significant detractor from performance as bank failures, consolidation, and solvency concerns permeated the market. However, an underweight to the overall corporate sector mitigated this negative impact as the sector underperformed like-duration U.S. Treasuries.

»	A small allocation to high-yield corporate bonds detracted from returns as spreads over U.S. Treasuries continued to widen.

»	Exposure to emerging markets bonds detracted from returns as the sector trailed like-duration U.S. Treasuries as spreads widened.

»	Exposure to a basket of foreign currencies, particularly a short position in the euro and the British pound, added to performance for the period.

Semiannual Report	September 30, 2008	19

PIMCO Money Market Fund	Institutional Class	PMIXX
	Administrative Class	PMAXX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Commercial Paper	63.7%
Repurchase Agreements	32.7%
Corporate Bonds & Notes	3.6%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/01/91)**
PIMCO Money Market Fund Institutional Class	1.43%	2.02%	1.18%	3.33%	3.22%	3.45%	3.98%
PIMCO Money Market Fund Administrative Class	1.16%	1.77%	1.05%	3.07%	2.96%	3.20%	3.73%
Citigroup 3-Month Treasury Bill Index	—	—	0.83%	2.55%	3.09%	3.39%	3.96%
Lipper Institutional Money Market Funds Average	—	—	1.15%	3.25%	3.14%	3.43%	4.05%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 03/01/91. Index comparisons began on 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. The yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.32% for the Institutional Class shares and 0.57% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,011.78	$1,010.52	$1,023.46	$1,022.21
Expenses Paid During Period†	$1.61	$2.87	$1.62	$2.89

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.32% for Institutional Class and 0.57% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

»	The Fund had a focus on high-quality and short-maturity assets. The Fund ended the period with an average credit quality of AAA.

»	The majority of the Fund’s exposure was to higher-quality commercial paper. High-quality commercial paper yields increased approximately 0.75% for three-month maturities.

»	High quality three-month commercial paper provided attractive yields and yield spreads relative to U.S. Treasuries. Spreads increased by 1.56% to approximately 3.00% on September 30, 2008.

20	PIMCO Funds	Bond Funds

PIMCO Mortgage-Backed Securities Fund	Institutional Class	PTRIX
	Administrative Class	PMTAX
	Class P	PMRPX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	83.7%
Mortgage-Backed Securities	8.7%
Asset-Backed Securities	5.5%
U.S. Treasury Obligations	1.1%
Short-Term Instruments	0.8%
Other	0.2%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Institutional Class	-0.91%	4.17%	4.49%	5.95%	6.39%
PIMCO Mortgage-Backed Securities Fund Administrative Class	-1.03%	3.92%	4.24%	5.69%	6.13%
PIMCO Mortgage-Backed Securities Fund Class P	-0.97%	4.06%	4.39%	5.84%	6.28%
Lehman Brothers Mortgage Index	1.39%	7.20%	4.87%	5.69%	5.96%
Lipper U.S. Mortgage Funds Average	-1.42%	0.42%	2.77%	4.09%	4.49%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 1.20% for the Institutional Class shares and 1.50% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.30% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$990.95	$989.71	$989.45		$1,019.05	$1,017.60	$1,017.85
Expenses Paid During Period†	$5.99	$7.43	$6.00		$6.07	$7.54	$7.28

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.20% for Institutional Class, 1.49% for Administrative Class and 1.44% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Mortgage-Backed Securities Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Exposure to commercial mortgage-backed securities detracted from returns as they lagged fixed-rate mortgage-backed securities.

»	A curve-steepening bias detracted from returns as the two-year U.S. Treasury yield rose significantly more than the 30-year U.S. Treasury yield early in the period.

»	An increasing overweight to mortgage spread duration detracted from returns as mortgage spreads increased over the latter half of the period.

»

An overweight to 30-year conventional mortgage-backed securities, such as Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), added to performance as they outperformed the broader index.

»	Exposure to short-maturity home equity asset-backed securities detracted from performance as they underperformed fixed-rate mortgage backed securities over the period.

Semiannual Report	September 30, 2008	21

PIMCO Real Return Fund	Institutional Class	PRRIX
	Administrative Class	PARRX
	Class P	PRLPX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Treasury Obligations	49.8%
U.S. Government Agencies	29.3%
Corporate Bonds & Notes	10.4%
Short-Term Instruments	4.6%
Asset-Backed Securities	2.0%
Other	3.9%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)**
PIMCO Real Return Fund Institutional Class	-6.55%	3.80%	4.66%	7.43%	7.17%
PIMCO Real Return Fund Administrative Class	-6.66%	3.54%	4.40%	7.15%	6.89%
PIMCO Real Return Fund Class P	-6.59%	3.70%	4.56%	7.34%	7.08%
Lehman Brothers U.S. TIPS Index	-3.81%	6.20%	5.15%	7.11%	6.68%
Lipper Treasury Inflation-Protected Securities Funds Average	-4.87%	3.95%	4.09%	6.16%	6.03%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.45% for the Institutional Class shares and 0.70% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.55% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$934.55	$933.39	$950.11		$1,022.81	$1,021.56	$1,022.31
Expenses Paid During Period†	$2.18	$3.39	$2.25		$2.28	$3.55	$2.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class and 0.55% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An underweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) duration benefited performance as the ten-year U.S. TIPS real yield rose.

»	Holdings of U.S. mortgage-backed securities benefited performance as they outperformed like-duration U.S. Treasuries.

»	Holdings of U.S. corporate securities in the financial sector detracted from performance as they significantly underperformed like-duration U.S. Treasuries.

»	A U.S yield curve-steepening bias detracted from performance as the two-year U.S. Treasury yield rose more than the 30-year U.S. Treasury yield.

»	An emphasis on inflation-linked bonds (“ILBs”) versus nominal bonds in Japan detracted from performance as ILBs underperformed nominal bonds in Japan.

»	A U.K. yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

22	PIMCO Funds	Bond Funds

PIMCO Short-Term Fund	Institutional Class	PTSHX
	Administrative Class	PSFAX
	Class P	PTSPX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	42.2%
Corporate Bonds & Notes	23.5%
Short-Term Instruments	15.5%
Mortgage-Backed Securities	9.8%
Asset-Backed Securities	6.3%
Other	2.7%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)**
PIMCO Short-Term Fund Institutional Class	0.27%	1.76%	2.88%	3.89%	5.28%
PIMCO Short-Term Fund Administrative Class	0.14%	1.52%	2.63%	3.63%	5.02%
PIMCO Short-Term Fund Class P	0.22%	1.66%	2.78%	3.78%	5.19%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.09%	3.39%	4.54%
Lipper Ultra-Short Obligations Funds Average	-1.58%	-2.87%	1.63%	3.22%	4.98%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.46% for the Institutional Class shares and 0.71% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.56% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,002.67	$1,001.41	$994.97		$1,022.61	$1,021.36	$1,022.31
Expenses Paid During Period†	$2.46	$3.71	$2.30		$2.48	$3.75	$2.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.49% for Institutional Class, 0.74% for Administrative Class and 0.55% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Above-benchmark U.S. duration detracted from returns as interest rates rose across the yield curve.

»	Money market futures security selection benefited performance as these securities gained in value over the period.

»	Exposure to U.K. short-term rates during the period had a modestly positive impact on performance as rates fell, causing the price to increase on these securities.

»	Positions in spread sectors, including asset-backed securities and corporate bonds, were the primary drivers of underperformance as spreads widened significantly in these sectors.

»	Exposure to emerging markets slightly detracted from returns as this sector underperformed over the period.

Semiannual Report	September 30, 2008	23

PIMCO StocksPLUS® Fund	Institutional Class	PSTKX
	Administrative Class	PPLAX
	Class P	PSKPX

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	31.2%
U.S. Government Agencies	27.8%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	9.0%
Short-Term Instruments	8.2%
Convertible Preferred Stocks	2.4%
Other	8.0%
‡	% of Total Investments as of 09/30/2008

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)**
PIMCO StocksPLUS® Fund Institutional Class	-18.05%	-28.47%	2.85%	2.36%	8.35%
PIMCO StocksPLUS® Fund Administrative Class	-18.18%	-28.69%	2.57%	2.03%	8.01%
PIMCO StocksPLUS® Fund Class P	-17.85%	-28.33%	2.90%	2.41%	8.39%
S&P 500 Index	-10.87%	-21.98%	5.17%	3.06%	8.55%
Lipper Large-Cap Core Funds Average	-10.91%	-21.95%	4.30%	2.71%	7.56%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.59% for the Institutional Class shares and 0.83% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.69% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$819.51	$818.21	$774.89		$1,020.41	$1,019.15	$1,020.00
Expenses Paid During Period†	$4.24	$5.38	$3.76		$4.71	$5.97	$5.11

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.93% for Institutional Class, 1.18% for Administrative Class and 1.01% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed-income instruments.

»	The Fund’s equity exposure to U.S. equity markets detracted from absolute performance over the period as the S&P 500 Index declined sharply.

»

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

»	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

»	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

»	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

»

Currency strategies slightly detracted from performance as depreciation of a basket of emerging markets currencies versus the U.S. dollar outweighed the profits from short exposure to the British pound and the euro.

24	PIMCO Funds	Bond Funds

PIMCO Unconstrained Bond Fund	Institutional Class	PFIUX
	Class P	PUCPX

Allocation Breakdown‡

U.S. Government Agencies	50.6%
Short-Term Instruments	39.0%
Corporate Bonds & Notes	5.0%
U.S. Treasury Obligations	2.3%
Mortgage-Backed Securities	1.1%
Other	2.0%
‡	% of Total Investments as of 09/30/2008

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period September 30, 2008
Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Institutional Class	-0.27%
PIMCO Unconstrained Bond Fund Class P	-0.30%
3 Month LIBOR Index	0.70%
Lipper General Bond Funds Average	-3.52%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 0.92% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.02% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (06/30/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$997.27	$996.97	$1,020.56	$1,020.05
Expenses Paid During Period†	$2.27	$2.52	$4.56	$5.06

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Institutional Class and 1.00% for Class P), multiplied by the average account value over the period, multiplied by 93/365 (to reflect the period since the Fund commenced operations on 06/30/08).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Fund was launched on June 30, 2008.

»	An emphasis on agency-backed mortgages benefited performance as the sector outperformed the benchmark.

»	A curve-steepening bias in the U.S. added to performance as the yield curve steepened as measured by the difference between two- and ten-year yields.

»	A tactical duration exposure and curve-steepening bias in the Eurozone benefited performance as short-maturity yields fell and the yield curve steepened.

»	A small allocation to the U.K. yield curve benefited performance as rates declined and the yield curve steepened.

Semiannual Report	September 30, 2008	25

Benchmark Descriptions

Index	Description

1/3 each-Lehman Brothers Global Aggregate- Credit Component Index, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global; All USD Hdgd*	1/3 each-Lehman Brothers Global Aggregate Credit Component, Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate-Credit Component Hedged USD, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Lehman Brothers Global Aggregate Index-Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in an unmanaged index.

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3-months) in England’s Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Citigroup STRIPS Index, 20+ Year Sub-Index	Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bonds and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization- weighted index of 50 European blue- chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Global Credit Hedged USD Index*	Lehman Brothers Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Credit Investment Grade Index*	Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers GNMA Index*	Lehman Brothers GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

26	PIMCO Funds	Bond Funds

Index	Description

Lehman Brothers Intermediate Government/Credit Index*	Lehman Brothers Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Long-Term Government/Credit Index*	Lehman Brothers Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Long-Term Treasury Index*	Lehman Brothers Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Mortgage Index*	Lehman Brothers Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Municipal Bond Index*	Lehman Brothers Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax- exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Brothers Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch 1–3 Year U.S. Treasury Index	Merrill Lynch 1–3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch All Convertibles Index	Merrill Lynch All Convertibles Index is an unmanaged market index comprised of convertible bonds and preferred securities. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

* Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the Index.

Semiannual Report	September 30, 2008	27

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Convertible Fund
Institutional Class
09/30/2008+	$13.07	$0.19	$(2.65)	$(2.46)	$(0.24)	$0.00
03/31/2008	13.74	0.28	(0.70)	(0.42)	(0.25)	0.00
03/31/2007	12.62	0.21	1.45	1.66	(0.54)	0.00
03/31/2006	11.94	0.11	0.91	1.02	(0.34)	0.00
03/31/2005	12.04	0.11	0.14	0.25	(0.35)	0.00
03/31/2004	9.40	0.22	2.98	3.20	(0.56)	0.00
Administrative Class
09/30/2008+	13.36	0.17	(2.70)	(2.53)	(0.19)	0.00
03/31/2008	14.04	0.23	(0.70)	(0.47)	(0.21)	0.00
03/31/2007	12.89	0.18	1.47	1.65	(0.50)	0.00
03/31/2006	12.19	0.08	0.93	1.01	(0.31)	0.00
03/31/2005	12.24	(0.05)	0.28	0.23	(0.28)	0.00
03/31/2004	9.56	(0.02)	3.25	3.23	(0.55)	0.00

Diversified Income Fund
Institutional Class
09/30/2008+	$10.71	$0.30	$(1.08)	$(0.78)	$(0.32)	$0.00
03/31/2008	11.13	0.63	(0.36)	0.27	(0.67)	(0.02)
03/31/2007	11.01	0.60	0.30	0.90	(0.63)	(0.15)
03/31/2006	10.87	0.59	0.26	0.85	(0.60)	(0.11)
03/31/2005	10.84	0.54	0.09	0.63	(0.55)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.31	0.88	1.19	(0.34)	(0.01)
Administrative Class
09/30/2008+	10.71	0.28	(1.07)	(0.79)	(0.31)	0.00
03/31/2008	11.13	0.60	(0.36)	0.24	(0.64)	(0.02)
03/31/2007	11.01	0.57	0.30	0.87	(0.60)	(0.15)
03/31/2006	10.87	0.56	0.26	0.82	(0.57)	(0.11)
10/29/2004 - 03/31/2005	10.98	0.21	(0.05)	0.16	(0.22)	(0.05)
Class P
04/30/2008 - 09/30/2008+	10.88	0.24	(1.25)	(1.01)	(0.26)	0.00

Extended Duration Fund
Institutional Class
09/30/2008+	$10.90	$0.21	$(0.18)	$0.03	$(0.20)	$0.00
03/31/2008	9.94	0.44	1.00	1.44	(0.45)	(0.03)
08/31/2006 - 03/31/2007	10.00	0.27	0.02	0.29	(0.27)	(0.08)
Class P
09/11/2008 - 09/30/2008+	11.21	0.02	(0.48)	(0.46)	(0.02)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.76%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.90%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.83%.

28	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.24)	$10.37	(19.07)%	$440,307	0.67	%*	0.65	%*	2.86	%*	38%
0.00	(0.25)	13.07	(3.16)	333,851	0.76		0.65		1.99		149
0.00	(0.54)	13.74	13.45	59,765	0.74		0.65		1.64		78
0.00	(0.34)	12.62	8.70	53,838	0.65		0.65		0.93		71
0.00	(0.35)	11.94	2.08	58,894	0.66		0.65		0.91		118
0.00	(0.56)	12.04	34.46	13,666	0.66		0.65		2.00		365

0.00	(0.19)	10.64	(19.13)	8,836	0.92	*	0.90	*	2.51	*	38
0.00	(0.21)	13.36	(3.42)	12	1.05		0.90		1.63		149
0.00	(0.50)	14.04	13.12	13	0.99		0.90		1.39		78
0.00	(0.31)	12.89	8.43	11	0.90		0.90		0.68		71
0.00	(0.28)	12.19	1.85	10	0.95		0.90		(0.44)		118
0.00	(0.55)	12.24	34.10	944	0.91		0.90		(0.16)		365

$0.00	$(0.32)	$9.61	(7.48)%	$1,892,758	0.76	%*	0.75	%*	5.61	%*	141%
0.00	(0.69)	10.71	2.50	2,113,025	0.83		0.75		5.79		234
0.00	(0.78)	11.13	8.42	2,155,586	0.75		0.75		5.43		190
0.00	(0.71)	11.01	7.94	1,415,321	0.75		0.75		5.28		128
0.00	(0.60)	10.87	5.99	897,441	0.75		0.75		4.97		44
0.00	(0.35)	10.84	12.02	676,454	0.75	*(b)	0.75	*(b)	4.55	*	33

0.00	(0.31)	9.61	(7.60)	4,940	1.01	*	1.00	*	5.37	*	141
0.00	(0.66)	10.71	2.25	4,759	1.08		1.00		5.54		234
0.00	(0.75)	11.13	8.14	4,818	1.00		1.00		5.17		190
0.00	(0.68)	11.01	7.67	4,020	1.00		1.00		5.02		128
0.00	(0.27)	10.87	1.35	3,603	1.00	*	1.00	*	4.61	*	44

0.00	(0.26)	9.61	(9.44)	9	0.86	*	0.85	*	5.54	*	141

$0.00	$(0.20)	$10.73	0.38%	$238,025	0.57	%*	0.50	%*	3.91	%*	295%
0.00	(0.48)	10.90	14.96	169,454	0.50		0.50		4.24		239
0.00	(0.35)	9.94	2.82	3,083	0.57	*(c)	0.50	*(d)	4.53	*	298

0.00	(0.02)	10.73	(4.14)	10	1.10	*	0.60	*	2.82	*	295

Semiannual Report	September 30, 2008	29

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Floating Income Fund
Institutional Class
09/30/2008+	$9.05	$0.24	$(0.66)	$(0.42)	$(0.25)	$0.00
03/31/2008	10.55	0.55	(1.27)	(0.72)	(0.64)	(0.12)
03/31/2007	10.39	0.53	0.32	0.85	(0.64)	(0.05)
03/31/2006	10.17	0.42	0.31	0.73	(0.48)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.19	0.19	0.38	(0.21)	0.00
Administrative Class
09/30/2008+	9.05	0.22	(0.65)	(0.43)	(0.24)	0.00
03/31/2008	10.55	0.52	(1.26)	(0.74)	(0.62)	(0.12)
03/31/2007	10.39	0.51	0.32	0.83	(0.62)	(0.05)
12/31/2005 - 03/31/2006	10.33	0.11	0.08	0.19	(0.13)	0.00
Class P
04/30/2008 - 09/30/2008+	9.38	0.19	(0.99)	(0.80)	(0.20)	0.00

GNMA Fund
Institutional Class
09/30/2008+	$11.37	$0.24	$(0.13)	$0.11	$(0.25)	$0.00
03/31/2008	11.11	0.57	0.33	0.90	(0.57)	(0.07)
03/31/2007	10.90	0.53	0.21	0.74	(0.53)	0.00
03/31/2006	11.01	0.40	(0.06)	0.34	(0.45)	0.00
03/31/2005	11.09	0.26	0.04	0.30	(0.29)	(0.09)
03/31/2004	11.05	0.14	0.32	0.46	(0.30)	(0.12)
Class P
4/30/2008 - 9/30/2008+	11.32	0.19	(0.08)	0.11	(0.20)	0.00

High Yield Fund
Institutional Class
09/30/2008+	$9.20	$0.34	$(1.29)	$(0.95)	$(0.35)	$0.00
03/31/2008	9.94	0.68	(0.70)	(0.02)	(0.71)	(0.01)
03/31/2007	9.77	0.69	0.18	0.87	(0.69)	(0.01)
03/31/2006	9.70	0.71	0.08	0.79	(0.72)	0.00
03/31/2005	9.69	0.67	0.02	0.69	(0.68)	0.00
03/31/2004	8.90	0.68	0.80	1.48	(0.69)	0.00
Administrative Class
09/30/2008+	9.20	0.33	(1.29)	(0.96)	(0.34)	0.00
03/31/2008	9.94	0.66	(0.71)	(0.05)	(0.68)	(0.01)
03/31/2007	9.77	0.66	0.18	0.84	(0.66)	(0.01)
03/31/2006	9.70	0.68	0.08	0.76	(0.69)	0.00
03/31/2005	9.69	0.64	0.02	0.66	(0.65)	0.00
03/31/2004	8.90	0.66	0.80	1.46	(0.67)	0.00
Class P
04/30/2008 - 09/30/2008+	9.49	0.28	(1.58)	(1.30)	(0.29)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

30	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.25)	$8.38	(4.82)%	$493,188	0.64	%*	0.55	%*	5.14	%*	128%
(0.02)	(0.78)	9.05	(7.27)	1,527,238	0.56		0.55		5.42		111
0.00	(0.69)	10.55	8.48	4,578,703	0.55		0.55		5.05		138
0.00	(0.51)	10.39	7.42	1,047,389	0.55		0.55		4.03		83
0.00	(0.21)	10.17	3.87	723,725	0.55	*	0.55	*	2.81	*	18

0.00	(0.24)	8.38	(4.94)	9	0.91	*	0.80	*	4.86	*	128
(0.02)	(0.76)	9.05	(7.48)	9	0.81		0.80		4.98		111
0.00	(0.67)	10.55	8.21	10,754	0.80		0.80		4.82		138
0.00	(0.13)	10.39	1.84	10	0.80	*	0.80	*	4.45	*	83

0.00	(0.20)	8.38	(8.66)	9	0.76	*	0.65	*	4.94	*	128

$0.00	$(0.25)	$11.23	0.99%	$288,150	0.60	%*	0.50	%*	4.32	%*	722%
0.00	(0.64)	11.37	8.37	219,841	0.95		0.50		5.10		839
0.00	(0.53)	11.11	7.01	133,271	1.06		0.50		4.88		1,009
0.00	(0.45)	10.90	3.16	130,771	0.50		0.50		3.66		1,069
0.00	(0.38)	11.01	2.72	422,890	0.50		0.50		2.31		1,209
0.00	(0.42)	11.09	4.17	206,674	0.52		0.50		1.23		1,409

0.00	(0.20)	11.23	0.95	10	0.64	*	0.60	*	4.08	*	722

$0.00	$(0.35)	$7.90	(10.67)%	$3,880,959	0.50	%*	0.50	%*	7.45	%*	148%
0.00	(0.72)	9.20	(0.31)	4,006,599	0.51		0.50		7.12		187
0.00	(0.70)	9.94	9.19	4,237,307	0.50		0.50		7.04		75
0.00	(0.72)	9.77	8.38	3,890,064	0.50		0.50		7.25		105
0.00	(0.68)	9.70	7.30	2,977,651	0.50		0.50		6.87		62
0.00	(0.69)	9.69	17.09	3,084,338	0.50		0.50		7.18		105

0.00	(0.34)	7.90	(10.78)	795,471	0.75	*	0.75	*	7.20	*	148
0.00	(0.69)	9.20	(0.55)	852,327	0.76		0.75		6.88		187
0.00	(0.67)	9.94	8.93	900,832	0.75		0.75		6.81		75
0.00	(0.69)	9.77	8.11	737,876	0.75		0.75		6.98		105
0.00	(0.65)	9.70	7.03	670,763	0.75		0.75		6.61		62
0.00	(0.67)	9.69	16.80	668,731	0.75		0.75		6.91		105

0.00	(0.29)	7.90	(13.96)	9	0.60	*	0.60	*	7.42	*	148

Semiannual Report	September 30, 2008	31

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Income Fund
Institutional Class
09/30/2008+	$9.92	$0.33	$(0.71)	$(0.38)	$(0.30)	$0.00
03/31/2008	10.00	0.58	(0.08)	0.50	(0.58)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
09/30/2008+	9.92	0.31	(0.70)	(0.39)	(0.29)	0.00
03/31/2008	10.00	0.56	(0.09)	0.47	(0.55)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Class P
04/30/2008 - 09/30/2008+	9.99	0.27	(0.77)	(0.50)	(0.25)	0.00

Investment Grade Corporate Bond Fund
Institutional Class
09/30/2008+	$10.44	$0.23	$(0.87)	$(0.64)	$(0.25)	$0.00
03/31/2008	10.37	0.53	0.11	0.64	(0.54)	(0.03)
03/31/2007	10.17	0.50	0.22	0.72	(0.50)	(0.02)
03/31/2006	10.38	0.46	(0.19)	0.27	(0.47)	(0.01)
03/31/2005	10.86	0.43	(0.28)	0.15	(0.43)	(0.20)
03/31/2004	10.49	0.49	0.61	1.10	(0.49)	(0.24)
Administrative Class
09/30/2008+	10.44	0.23	(0.88)	(0.65)	(0.24)	0.00
03/31/2008	10.37	0.50	0.11	0.61	(0.51)	(0.03)
03/31/2007	10.17	0.47	0.23	0.70	(0.48)	(0.02)
03/31/2006	10.38	0.43	(0.18)	0.25	(0.45)	(0.01)
03/31/2005	10.86	0.41	(0.28)	0.13	(0.41)	(0.20)
03/31/2004	10.49	0.43	0.64	1.07	(0.46)	(0.24)
Class P
04/30/2008 - 09/30/2008+	10.51	0.19	(0.95)	(0.76)	(0.20)	0.00

Long Duration Total Return Fund
Institutional Class
09/30/2008+	$10.51	$0.23	$(0.86)	$(0.63)	$(0.23)	$0.00
03/31/2008	10.09	0.50	0.44	0.94	(0.50)	(0.02)
08/31/2006 - 03/31/2007	10.00	0.29	0.09	0.38	(0.29)	0.00
Class P
09/11/2008 - 09/30/2008+	10.37	0.02	(0.72)	(0.70)	(0.02)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.61%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.57%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.53%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.74%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.02%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.45%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.27%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.70%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.14%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.55%.

32	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.30)	$9.24	(3.90)%	$301,284	0.97	%*(g)	0.40	%*(h)	6.72	%*	96%
0.00	(0.58)	9.92	5.09	289,824	1.44	(c)	0.40	(d)	5.84		276
0.00	0.00	10.00	0.00	25,006	0.40	*	0.40	*	(0.40	)*	0

0.00	(0.29)	9.24	(4.03)	10	1.22	*(i)	0.65	*(j)	6.43	*	96
0.00	(0.55)	9.92	4.84	11	2.43	(e)	0.65	(f)	5.59		276
0.00	0.00	10.00	0.00	10	0.65	*	0.65	*	(0.65	)*	0

0.00	(0.25)	9.24	(5.07)	10	1.09	*(k)	0.50	*(l)	6.73	*	96

$0.00	$(0.25)	$9.55	(6.25)%	$1,523,710	0.50	%*	0.50	%*	4.54	%*	199%
0.00	(0.57)	10.44	6.35	48,596	0.57		0.50		5.10		115
0.00	(0.52)	10.37	7.25	36,725	0.50		0.50		4.84		98
0.00	(0.48)	10.17	2.59	30,998	0.50		0.50		4.42		168
0.00	(0.63)	10.38	1.41	30,319	0.50		0.50		4.11		57
0.00	(0.73)	10.86	10.86	30,268	0.51		0.50		4.57		141

0.00	(0.24)	9.55	(6.36)	751	0.76	*	0.75	*	4.47	*	199
0.00	(0.54)	10.44	6.04	619	0.83		0.75		4.79		115
0.00	(0.50)	10.37	7.00	288	0.75		0.75		4.61		98
0.00	(0.46)	10.17	2.33	1,137	0.75		0.75		4.17		168
0.00	(0.61)	10.38	1.16	935	0.75		0.75		3.87		57
0.00	(0.70)	10.86	10.58	807	0.75		0.75		4.04		141

0.00	(0.20)	9.55	(7.36)	9	0.61	*	0.60	*	4.48	*	199

$0.00	$(0.23)	$9.65	(6.04)%	$1,311,014	0.50	%*	0.50	%*	4.56	%*	115%
0.00	(0.52)	10.51	9.73	714,193	0.50		0.50		4.85		314
0.00	(0.29)	10.09	3.89	4,631	0.50	*(b)	0.50	*(b)	4.99	*	330

0.00	(0.02)	9.65	(6.70)	9	0.60	*	0.60	*	4.78	*	115

Semiannual Report	September 30, 2008	33

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Long-Term U.S. Government Fund
Institutional Class
09/30/2008+	$11.30	$0.23	$(0.62)	$(0.39)	$(0.23)	$0.00
03/31/2008	10.66	0.52	0.64	1.16	(0.52)	0.00
03/31/2007	10.48	0.50	0.20	0.70	(0.51)	(0.01)
03/31/2006	10.77	0.44	(0.30)	0.14	(0.42)	(0.01)
03/31/2005	11.35	0.34	(0.22)	0.12	(0.35)	(0.35)
03/31/2004	11.12	0.40	0.46	0.86	(0.41)	(0.22)
Administrative Class
09/30/2008+	11.30	0.22	(0.62)	(0.40)	(0.22)	0.00
03/31/2008	10.66	0.49	0.64	1.13	(0.49)	0.00
03/31/2007	10.48	0.48	0.19	0.67	(0.48)	(0.01)
03/31/2006	10.77	0.39	(0.28)	0.11	(0.39)	(0.01)
03/31/2005	11.35	0.32	(0.23)	0.09	(0.32)	(0.35)
03/31/2004	11.12	0.37	0.47	0.84	(0.39)	(0.22)
Class P
04/30/2008 - 09/30/2008+	11.08	0.19	(0.40)	(0.21)	(0.19)	0.00

Low Duration Fund
Institutional Class
09/30/2008+	$10.14	$0.21	$(0.62)	$(0.41)	$(0.21)	$0.00
03/31/2008	9.95	0.47	0.27	0.74	(0.48)	(0.07)
03/31/2007	9.90	0.45	0.06	0.51	(0.46)	0.00
03/31/2006	10.11	0.36	(0.16)	0.20	(0.37)	(0.04)
03/31/2005	10.31	0.21	(0.12)	0.09	(0.23)	(0.06)
03/31/2004	10.33	0.21	0.07	0.28	(0.25)	(0.05)
Administrative Class
09/30/2008+	10.14	0.20	(0.62)	(0.42)	(0.20)	0.00
03/31/2008	9.95	0.44	0.27	0.71	(0.45)	(0.07)
03/31/2007	9.90	0.43	0.06	0.49	(0.44)	0.00
03/31/2006	10.11	0.34	(0.16)	0.18	(0.35)	(0.04)
03/31/2005	10.31	0.19	(0.13)	0.06	(0.20)	(0.06)
03/31/2004	10.33	0.18	0.08	0.26	(0.23)	(0.05)
Class P
04/30/2008 - 09/30/2008+	10.13	0.19	(0.63)	(0.44)	(0.17)	0.00

Low Duration Fund II
Institutional Class
09/30/2008+	$9.87	$0.18	$(0.54)	$(0.36)	$(0.19)	$0.00
03/31/2008	9.58	0.44	0.29	0.73	(0.44)	0.00
03/31/2007	9.54	0.44	0.05	0.49	(0.45)	0.00
03/31/2006	9.73	0.35	(0.18)	0.17	(0.36)	0.00
03/31/2005	9.89	0.20	(0.14)	0.06	(0.22)	0.00
03/31/2004	10.02	0.20	(0.03)	0.17	(0.25)	(0.05)
Administrative Class
09/30/2008+	9.87	0.17	(0.55)	(0.38)	(0.17)	0.00
03/31/2008	9.58	0.42	0.29	0.71	(0.42)	0.00
03/31/2007	9.54	0.42	0.05	0.47	(0.43)	0.00
03/31/2006	9.73	0.32	(0.18)	0.14	(0.33)	0.00
03/31/2005	9.89	0.18	(0.15)	0.03	(0.19)	0.00
03/31/2004	10.02	0.20	(0.05)	0.15	(0.23)	(0.05)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

34	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.23)	$10.68	(3.44)%	$634,590	0.495	%*	0.475	%*	4.20	%*	123%
0.00	(0.52)	11.30	11.22	1,258,569	0.475		0.475		4.85		291
0.00	(0.52)	10.66	6.83	905,955	0.475		0.475		4.82		971
0.00	(0.43)	10.48	1.19	1,832,892	0.48	(b)	0.48	(b)	3.98		788
0.00	(0.70)	10.77	1.17	604,056	0.50		0.50		3.13		321
0.00	(0.63)	11.35	8.12	296,982	0.51		0.50		3.61		588

0.00	(0.22)	10.68	(3.56)	121,628	0.745	*	0.725	*	3.99	*	123
0.00	(0.49)	11.30	10.96	144,464	0.725		0.725		4.56		291
0.00	(0.49)	10.66	6.58	91,220	0.725		0.725		4.61		971
0.00	(0.40)	10.48	0.95	99,319	0.74	(b)	0.74	(b)	3.53		788
0.00	(0.67)	10.77	0.92	110,640	0.75		0.75		2.91		321
0.00	(0.61)	11.35	7.85	154,879	0.76		0.75		3.36		588

0.00	(0.19)	10.68	(1.87)	10	0.595	*	0.575	*	4.25	*	123

$0.00	$(0.21)	$9.52	(4.08)%	$7,212,929	0.44	%*	0.43	%*	4.23	%*	126%
0.00	(0.55)	10.14	7.64	8,360,184	0.43		0.43		4.68		141
0.00	(0.46)	9.95	5.30	8,053,232	0.43		0.43		4.58		73
0.00	(0.41)	9.90	2.01	8,746,237	0.43		0.43		3.59		68
0.00	(0.29)	10.11	0.90	9,297,898	0.43		0.43		2.08		278
0.00	(0.30)	10.31	2.74	9,779,729	0.43		0.43		2.00		247

0.00	(0.20)	9.52	(4.20)	453,681	0.69	*	0.68	*	3.99	*	126
0.00	(0.52)	10.14	7.38	375,438	0.68		0.68		4.43		141
0.00	(0.44)	9.95	5.04	281,769	0.68		0.68		4.32		73
0.00	(0.39)	9.90	1.76	329,977	0.68		0.68		3.33		68
0.00	(0.26)	10.11	0.65	418,335	0.68		0.68		1.83		278
0.00	(0.28)	10.31	2.49	465,152	0.68		0.68		1.75		247

0.00	(0.17)	9.52	(4.35)	235	0.57	*	0.53	*	4.60	*	126

$0.00	$(0.19)	$9.32	(3.75)%	$289,289	0.50	%*	0.50	%*	3.76	%*	67%
0.00	(0.44)	9.87	7.86	286,922	0.51		0.50		4.59		50
0.00	(0.45)	9.58	5.26	329,947	0.50		0.50		4.65		147
0.00	(0.36)	9.54	1.74	452,372	0.50		0.50		3.59		93
0.00	(0.22)	9.73	0.58	554,968	0.50		0.50		2.05		308
0.00	(0.30)	9.89	1.80	701,628	0.50		0.50		2.06		234

0.00	(0.17)	9.32	(3.87)	1,046	0.75	*	0.75	*	3.51	*	67
0.00	(0.42)	9.87	7.60	881	0.76		0.75		4.33		50
0.00	(0.43)	9.58	4.99	892	0.75		0.75		4.40		147
0.00	(0.33)	9.54	1.49	1,133	0.75		0.75		3.32		93
0.00	(0.19)	9.73	0.33	996	0.75		0.75		1.80		308
0.00	(0.28)	9.89	1.56	1,313	0.75		0.75		2.00		234

Semiannual Report	September 30, 2008	35

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Low Duration Fund III
Institutional Class
09/30/2008+	$10.03	$0.24	$(0.70)	$(0.46)	$(0.24)	$0.00
03/31/2008	9.80	0.47	0.28	0.75	(0.47)	(0.05)
03/31/2007	9.76	0.45	0.04	0.49	(0.45)	0.00
03/31/2006	9.94	0.36	(0.15)	0.21	(0.36)	(0.03)
03/31/2005	10.15	0.19	(0.11)	0.08	(0.20)	(0.09)
03/31/2004	10.24	0.19	0.01	0.20	(0.23)	(0.06)
Administrative Class
09/30/2008+	10.03	0.22	(0.70)	(0.48)	(0.22)	0.00
03/31/2008	9.80	0.45	0.28	0.73	(0.45)	(0.05)
03/31/2007	9.76	0.42	0.04	0.46	(0.42)	0.00
03/31/2006	9.94	0.33	(0.15)	0.18	(0.33)	(0.03)
03/31/2005	10.15	0.16	(0.11)	0.05	(0.17)	(0.09)
03/31/2004	10.24	0.17	0.00	0.17	(0.20)	(0.06)

Moderate Duration Fund
Institutional Class
09/30/2008+	$10.34	$0.22	$(0.75)	$(0.53)	$(0.24)	$0.00
03/31/2008	9.99	0.48	0.42	0.90	(0.49)	(0.06)
03/31/2007	9.94	0.46	0.09	0.55	(0.47)	(0.03)
03/31/2006	10.20	0.44	(0.24)	0.20	(0.45)	(0.01)
03/31/2005	10.56	0.24	(0.15)	0.09	(0.26)	(0.19)
03/31/2004	10.46	0.26	0.32	0.58	(0.31)	(0.17)

Money Market Fund
Institutional Class
09/30/2008+	$1.00	$0.01	$0.00	$0.01	$(0.01)	$0.00
03/31/2008	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00
Administrative Class
09/30/2008+	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

36	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.24)	$9.33	(4.72)%	$113,718	1.15	%*	0.50	%*	4.76	%*	88%
0.00	(0.52)	10.03	7.88	151,405	0.54		0.50		4.73		105
0.00	(0.45)	9.80	5.09	125,522	0.50		0.50		4.56		101
0.00	(0.39)	9.76	2.12	146,721	0.50		0.50		3.61		46
0.00	(0.29)	9.94	0.73	99,961	0.50		0.50		1.85		390
0.00	(0.29)	10.15	2.02	87,641	0.52		0.50		1.86		216

0.00	(0.22)	9.33	(4.84)	33	1.40	*	0.75	*	4.49	*	88
0.00	(0.50)	10.03	7.60	24	0.79		0.75		4.54		105
0.00	(0.42)	9.80	4.83	25	0.75		0.75		4.32		101
0.00	(0.36)	9.76	1.89	23	0.75		0.75		3.33		46
0.00	(0.26)	9.94	0.46	17	0.75		0.75		1.59		390
0.00	(0.26)	10.15	1.75	14	0.77		0.75		1.71		216

$0.00	$(0.24)	$9.57	(5.24)%	$1,443,373	0.49	%*	0.45	%*	4.38	%*	172%
0.00	(0.55)	10.34	9.32	1,593,066	0.45		0.45		4.77		151
0.00	(0.50)	9.99	5.64	1,581,290	0.45		0.45		4.60		238
0.00	(0.46)	9.94	1.92	1,845,829	0.45		0.45		4.30		208
0.00	(0.45)	10.20	0.82	1,917,803	0.45		0.45		2.34		447
0.00	(0.48)	10.56	5.74	1,583,593	0.45		0.45		2.45		183

$0.00	$(0.01)	$1.00	1.18%	$208,369	0.32	%*	0.32	%*	2.36	%*	N/A
0.00	(0.05)	1.00	4.69	217,989	0.32		0.32		4.54		N/A
0.00	(0.05)	1.00	5.03	173,050	0.32		0.32		4.95		N/A
0.00	(0.03)	1.00	3.48	125,508	0.32		0.32		3.40		N/A
0.00	(0.01)	1.00	1.39	180,093	0.34		0.34		1.35		N/A
0.00	(0.01)	1.00	0.78	162,169	0.35		0.35		0.76		N/A

0.00	(0.01)	1.00	1.05	2,089	0.57	*	0.57	*	2.15	*	N/A
0.00	(0.04)	1.00	4.42	6,891	0.57		0.57		4.36		N/A
0.00	(0.05)	1.00	4.77	3,168	0.57		0.57		4.56		N/A
0.00	(0.03)	1.00	3.23	19,114	0.57		0.57		2.96		N/A
0.00	(0.01)	1.00	1.15	34,543	0.57		0.57		1.13		N/A
0.00	(0.01)	1.00	0.53	7,035	0.60		0.60		0.53		N/A

Semiannual Report	September 30, 2008	37

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Mortgage-Backed Securities Fund
Institutional Class
09/30/2008+	$10.88	$0.29	$(0.39)	$(0.10)	$(0.28)	$0.00
03/31/2008	10.72	0.54	0.23	0.77	(0.54)	(0.07)
03/31/2007	10.47	0.51	0.26	0.77	(0.52)	0.00
03/31/2006	10.62	0.41	(0.13)	0.28	(0.43)	0.00
03/31/2005	10.83	0.31	0.02	0.33	(0.31)	(0.23)
03/31/2004	10.75	0.19	0.32	0.51	(0.31)	(0.12)
Administrative Class
09/30/2008+	10.88	0.28	(0.39)	(0.11)	(0.27)	0.00
03/31/2008	10.72	0.52	0.22	0.74	(0.51)	(0.07)
03/31/2007	10.47	0.49	0.25	0.74	(0.49)	0.00
03/31/2006	10.62	0.39	(0.14)	0.25	(0.40)	0.00
03/31/2005	10.83	0.25	0.06	0.31	(0.29)	(0.23)
03/31/2004	10.75	0.16	0.33	0.49	(0.29)	(0.12)
Class P
04/30/2008 - 09/30/2008+	10.85	0.24	(0.36)	(0.12)	(0.23)	0.00

Real Return Fund
Institutional Class
09/30/2008+	$11.45	$0.27	$(1.01)	$(0.74)	$(0.25)	$0.00
03/31/2008	10.89	0.62	0.91	1.53	(0.60)	(0.37)
03/31/2007	10.82	0.40	0.13	0.53	(0.37)	(0.08)
03/31/2006	11.42	0.52	(0.42)	0.10	(0.55)	(0.15)
03/31/2005	11.79	0.40	(0.01)	0.39	(0.44)	(0.32)
03/31/2004	11.42	0.37	0.91	1.28	(0.40)	(0.51)
Administrative Class
09/30/2008+	11.45	0.26	(1.01)	(0.75)	(0.24)	0.00
03/31/2008	10.89	0.58	0.92	1.50	(0.57)	(0.37)
03/31/2007	10.82	0.35	0.16	0.51	(0.35)	(0.08)
03/31/2006	11.42	0.57	(0.50)	0.07	(0.52)	(0.15)
03/31/2005	11.79	0.39	(0.03)	0.36	(0.41)	(0.32)
03/31/2004	11.42	0.31	0.94	1.25	(0.37)	(0.51)
Class P
04/30/2008 - 09/30/2008+	11.22	0.22	(0.77)	(0.55)	(0.21)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

38	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.28)	$10.50	(0.91)%	$415,370	1.20	%*	0.50	%*	5.41	%*	503%
0.00	(0.61)	10.88	7.35	490,553	1.20		0.50		5.06		630
0.00	(0.52)	10.72	7.51	266,617	0.50		0.50		4.84		780
0.00	(0.43)	10.47	2.65	357,590	0.50		0.50		3.86		711
0.00	(0.54)	10.62	3.06	454,392	0.50		0.50		2.93		824
0.00	(0.43)	10.83	4.89	59,811	0.55		0.50		1.75		993

0.00	(0.27)	10.50	(1.03)	166,790	1.49	*	0.75	*	5.22	*	503
0.00	(0.58)	10.88	7.09	159,298	1.50		0.75		4.79		630
0.00	(0.49)	10.72	7.24	22,295	0.75		0.75		4.65		780
0.00	(0.40)	10.47	2.39	12,339	0.75		0.75		3.67		711
0.00	(0.52)	10.62	2.83	11,264	0.75		0.75		2.28		824
0.00	(0.41)	10.83	4.63	14,996	0.80		0.75		1.56		993

0.00	(0.23)	10.50	(1.06)	10	1.44	*	0.60	*	5.50	*	503

$0.00	$(0.25)	$10.46	(6.55)%	$7,409,237	0.45	%*	0.45	%*	4.79	%*	560%
0.00	(0.97)	11.45	14.84	8,177,173	0.45		0.45		5.62		806
(0.01)	(0.46)	10.89	5.00	5,427,623	0.45		0.45		3.67		480
0.00	(0.70)	10.82	0.81	5,920,513	0.45		0.45		4.64		388
0.00	(0.76)	11.42	3.46	4,871,247	0.45		0.45		3.53		369
0.00	(0.91)	11.79	11.74	3,416,647	0.45		0.45		3.26		308

0.00	(0.24)	10.46	(6.66)	941,301	0.70	*	0.70	*	4.57	*	560
0.00	(0.94)	11.45	14.56	764,876	0.70		0.70		5.25		806
(0.01)	(0.44)	10.89	4.74	453,363	0.70		0.70		3.21		480
0.00	(0.67)	10.82	0.55	399,084	0.70		0.70		5.00		388
0.00	(0.73)	11.42	3.20	1,040,102	0.70		0.70		3.38		369
0.00	(0.88)	11.79	11.47	870,562	0.70		0.70		2.74		308

0.00	(0.21)	10.46	(4.99)	9	0.55	*	0.55	*	4.81	*	560

Semiannual Report	September 30, 2008	39

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short-Term Fund
Institutional Class
09/30/2008+	$9.81	$0.19	$(0.16)	$0.03	$(0.19)	$0.00
03/31/2008	9.96	0.48	(0.12)	0.36	(0.48)	(0.03)
03/31/2007	9.98	0.47	0.00	0.47	(0.46)	(0.03)
03/31/2006	10.01	0.34	(0.02)	0.32	(0.35)	0.00
03/31/2005	10.07	0.18	(0.03)	0.15	(0.18)	(0.03)
03/31/2004	10.04	0.15	0.06	0.21	(0.17)	(0.01)
Administrative Class
09/30/2008+	9.81	0.18	(0.16)	0.02	(0.18)	0.00
03/31/2008	9.96	0.46	(0.12)	0.34	(0.46)	(0.03)
03/31/2007	9.98	0.45	0.00	0.45	(0.44)	(0.03)
03/31/2006	10.01	0.32	(0.03)	0.29	(0.32)	0.00
03/31/2005	10.07	0.16	(0.03)	0.13	(0.16)	(0.03)
03/31/2004	10.04	0.12	0.07	0.19	(0.15)	(0.01)
Class P
04/30/2008 - 09/30/2008+	9.85	0.16	(0.21)	(0.05)	(0.15)	0.00

StocksPLUS® Fund
Institutional Class
09/30/2008+	$9.95	$0.20	$(1.94)	$(1.74)	$(0.49)	$0.00
03/31/2008	11.07	0.54	(1.04)	(0.50)	(0.62)	0.00
03/31/2007	10.38	0.48	0.67	1.15	(0.46)	0.00
03/31/2006	9.69	0.34	0.61	0.95	(0.26)	0.00
03/31/2005	9.67	0.14	0.41	0.55	(0.53)	0.00
03/31/2004	7.72	0.10	2.58	2.68	(0.73)	0.00
Administrative Class
09/30/2008+	9.71	0.18	(1.89)	(1.71)	(0.48)	0.00
03/31/2008	10.83	0.51	(1.04)	(0.53)	(0.59)	0.00
03/31/2007	10.15	0.44	0.67	1.11	(0.43)	0.00
03/31/2006	9.49	0.30	0.60	0.90	(0.24)	0.00
03/31/2005	9.46	0.10	0.41	0.51	(0.48)	0.00
03/31/2004	7.57	0.07	2.53	2.60	(0.71)	0.00
Class P
04/30/2008 - 09/30/2008+	10.55	0.16	(2.50)	(2.34)	(0.49)	0.00

Unconstrained Bond Fund
Institutional Class
06/30/2008 - 09/30/2008+	$10.00	$0.06	$(0.09)	$(0.03)	$(0.05)	$0.00
Class P
06/30/2008 - 09/30/2008+	10.00	0.05	(0.08)	(0.03)	(0.05)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.
(c)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25%.

40	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.19)	$9.65	0.27%	$2,105,651	0.49	%*	0.45	%*	3.89	%*	208%
0.00	(0.51)	9.81	3.72	1,871,326	0.46		0.45		4.87		191
0.00	(0.49)	9.96	4.81	2,009,506	0.45		0.45		4.71		187
0.00	(0.35)	9.98	3.22	2,144,713	0.45		0.45		3.41		230
0.00	(0.21)	10.01	1.51	2,494,591	0.45		0.45		1.76		356
0.00	(0.18)	10.07	2.10	2,460,266	0.45		0.45		1.50		268

0.00	(0.18)	9.65	0.14	1,978,539	0.74	*	0.70	*	3.63	*	208
0.00	(0.49)	9.81	3.47	1,514,603	0.71		0.70		4.64		191
0.00	(0.47)	9.96	4.55	1,245,560	0.70		0.70		4.49		187
0.00	(0.32)	9.98	2.96	983,035	0.70		0.70		3.21		230
0.00	(0.19)	10.01	1.25	715,605	0.70		0.70		1.59		356
0.00	(0.16)	10.07	1.84	333,485	0.70		0.70		1.25		268

0.00	(0.15)	9.65	(0.50)	1,939	0.55	*	0.55	*	3.84	*	208

$0.00	$(0.49)	$7.72	(18.05)%	$327,209	0.93	%*	0.50	%*	4.04	%*	176%
0.00	(0.62)	9.95	(4.95)	519,242	0.62	(d)	0.53	(d)	4.76		67
0.00	(0.46)	11.07	11.25	604,654	0.57	(c)	0.57	(c)	4.48		76
0.00	(0.26)	10.38	9.91	688,095	0.63	(b)	0.63	(b)	3.34		239
0.00	(0.53)	9.69	5.77	863,848	0.65		0.65		1.44		371
0.00	(0.73)	9.67	35.04	737,385	0.65		0.65		1.06		287

0.00	(0.48)	7.52	(18.18)	7,903	1.18	*	0.75	*	3.79	*	176
0.00	(0.59)	9.71	(5.30)	10,343	0.86		0.78		4.55		67
0.00	(0.43)	10.83	11.15	33,368	0.82	(c)	0.82	(c)	4.17		76
0.00	(0.24)	10.15	9.60	38,109	0.88	(b)	0.88	(b)	3.08		239
0.00	(0.48)	9.49	5.49	129,230	0.90		0.90		1.02		371
0.00	(0.71)	9.46	34.68	488,076	0.90		0.90		0.79		287

0.00	(0.49)	7.72	(22.51)	8	1.01	*	0.60	*	4.06	*	176

$0.00	$(0.05)	$9.92	(0.27)%	$75,319	0.90	%*	0.90	%*	2.35	%*	340%

0.00	(0.05)	9.92	(0.30)	10	1.00	*	1.00	*	2.02	*	340

Semiannual Report	September 30, 2008	41

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Convertible Fund	Diversified Income Fund	Extended Duration Fund	Floating Income Fund	GNMA Fund	High Yield Fund

Assets:
Investments, at value	$382,902	$2,465,653	$372,315	$703,350	$1,321,547	$7,697,996
Repurchase agreements, at value	14,332	135,287	14,500	54,730	58,000	15,160
Cash	23,713	122,609	1,253	5,287	3,754	150,075
Deposits with counterparty	786	19,661	1,318	5,346	1,272	19,999
Foreign currency, at value	3	36,189	177	10,495	0	24,028
Receivable for investments sold	2,992	308,151	132,948	138,187	1,824,188	701,869
Receivable for investments sold on a delayed-delivery basis	0	0	13,518	0	3,620	0
Receivable for Fund shares sold	88,583	1,617	0	386	16,113	10,442
Interest and dividends receivable	2,975	36,382	529	7,891	2,940	144,576
Variation margin receivable	0	618	43	505	0	707
Swap premiums paid	1,127	8,577	826	12,808	605	18,465
Unrealized appreciation on foreign currency contracts	725	26,544	66	16,990	0	31,870
Unrealized appreciation on swap agreements	4,206	17,395	677	7,046	4,500	18,440
Other assets	0	1,680	67	622	0	0
	522,344	3,180,363	538,237	963,643	3,236,539	8,833,627

Liabilities:
Payable for the reverse repurchase agreements	$5,671	$127,005	$40,063	$83,117	$106,084	$50,058
Payable for investments purchased	52,374	740,021	103,341	90,292	2,059,164	2,011,297
Payable for investments purchased on a delayed-delivery basis	0	2,771	111,372	0	0	0
Payable for short sales	0	0	40,682	46,129	410,165	792
Payable for Fund shares redeemed	32	48,504	903	1,926	2,472	54,196
Dividends payable	0	1,119	0	388	333	8,811
Overdraft due to custodian	0	0	0	0	0	0
Written options outstanding	132	3,327	19	316	0	72,360
Accrued investment advisory fee	110	823	49	174	119	1,360
Accrued administrative fee	69	580	49	168	156	1,576
Accrued distribution fee	2	72	0	13	43	556
Accrued servicing fee	0	51	0	38	63	359
Variation margin payable	520	10,579	1,210	3,990	343	11,492
Recoupment payable to Manager	0	0	4	0	0	0
Swap premiums received	1,435	19,029	635	3,279	5,553	50,252
Unrealized depreciation on foreign currency contracts	1,848	14,960	371	24,071	0	46,075
Unrealized depreciation on swap agreements	11,007	74,821	455	41,199	6,666	183,720
Other liabilities	1	2	1,049	203	0	2,220
	73,201	1,043,664	300,202	295,303	2,591,161	2,495,124

Net Assets	$449,143	$2,136,699	$238,035	$668,340	$645,378	$6,338,503

Net Assets Consist of:
Paid in capital	$580,573	$2,454,286	$228,919	$1,158,662	$641,609	$7,886,523
Undistributed (overdistributed) net investment income	4,678	(35,300)	145	(57,479)	1,685	(68,664)
Accumulated undistributed net realized gain (loss)	(31,314)	18,867	8,356	(333,483)	6,473	(138,370)
Net unrealized appreciation (depreciation)	(104,794)	(301,154)	615	(99,360)	(4,389)	(1,340,986)
	$449,143	$2,136,699	$238,035	$668,340	$645,378	$6,338,503

Net Assets:
Institutional Class	$440,307	$1,892,758	$238,025	$493,188	$288,150	$3,880,959
Administrative Class	8,836	4,940	0	9	0	795,471
Class P	0	9	10	9	10	9
Other Classes	0	238,992	0	175,134	357,218	1,662,064

Shares Issued and Outstanding:
Institutional Class	42,476	196,994	22,175	58,824	25,658	491,394
Administrative Class	830	514	0	1	0	100,718
Class P	0	1	1	1	1	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.37	$9.61	$10.73	$8.38	$11.23	$7.90
Administrative Class	10.64	9.61	NA	8.38	NA	7.90
Class P	NA	9.61	10.73	8.38	11.23	7.90

Cost of Investments Owned	$480,327	$2,714,430	$370,874	$765,377	$1,328,724	$8,845,157
Cost of Repurchase Agreements Owned	$14,332	$135,287	$14,500	$54,730	$58,000	$15,160
Cost of Foreign Currency Held	$3	$37,999	$182	$11,302	$0	$24,786
Proceeds Received on Short Sales	$0	$0	$41,055	$45,876	$414,876	$803
Premiums Received on Written Options	$80	$3,081	$9	$386	$0	$46,337

42	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Income Fund	Investment Grade Corporate Bond Fund	Long Duration Total Return Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund

$422,226	$1,676,674	$1,320,895	$1,090,416	$10,834,013	$285,102	$157,090	$1,629,870
13,500	281,419	31,545	67,074	389,763	14,200	4,800	61,837
0	120,449	53,686	22,632	807,007	0	2,744	18,470
128	15,286	9,508	11,958	61,237	1,969	1,083	13,519
87	10,385	376	0	36,565	0	565	5,548
34,989	298,516	252,729	107,703	1,159,091	26,893	12,295	181,925
0	0	0	0	0	512	613	4,499
996	925	10,567	3,999	27,468	373	400	696
3,031	19,099	14,223	8,178	63,821	1,264	756	9,769
0	1,968	0	7,969	5,866	86	292	705
1,587	1,856	2,712	391	39,360	218	570	3,708
0	1,308	626	0	22,716	0	328	4,362
3,017	4,948	7,167	7,279	18,352	102	259	1,498
8	1,040	0	0	6,161	201	89	1,142
479,569	2,433,873	1,704,034	1,327,599	13,471,420	330,920	181,884	1,937,548

$109,151	$0	$0	$76,147	$502,356	$0	$41,719	$113,143
98	700,232	198,121	9,013	1,267,578	26,343	13,595	145,685
0	0	0	48,144	0	0	0	0
33,751	116,062	175,491	106,667	963,640	9,456	8,651	152,242
11	490	1,351	11,846	47,662	291	35	32,881
17	89	38	344	4,120	166	69	760
0	0	0	0	0	358	0	0
8	2,069	926	2,091	15,325	614	191	2,998
50	302	260	188	2,141	59	25	308
51	308	260	244	1,879	59	25	246
1	7	0	102	318	0	0	0
2	11	0	58	558	0	0	0
125	7,929	9,601	19,774	39,444	1,416	790	8,052
7	0	10	0	0	0	0	0
16,711	4,096	2,035	949	12,475	215	271	3,295
2	2,439	1,081	0	37,021	0	531	7,934
9,722	20,365	861	1,899	176,119	1,569	2,198	26,631
200	137	2,976	821	0	39	33	0
169,907	854,536	393,011	278,287	3,070,636	40,585	68,133	494,175

$309,662	$1,579,337	$1,311,023	$1,049,312	$10,400,784	$290,335	$113,751	$1,443,373

$333,933	$1,687,485	$1,390,552	$1,099,671	$11,266,958	$315,046	$122,316	$1,566,647
978	(715)	111	281	(14,349)	(186)	813	(7,125)
(833)	4,438	21,040	7,797	(63,851)	(6,095)	297	(13,717)
(24,416)	(111,871)	(100,680)	(58,437)	(787,974)	(18,430)	(9,675)	(102,432)
$309,662	$1,579,337	$1,311,023	$1,049,312	$10,400,784	$290,335	$113,751	$1,443,373

$301,284	$1,523,710	$1,311,014	$634,590	$7,212,929	$289,289	$113,718	$1,443,373
10	751	0	121,628	453,681	1,046	33	0
10	9	9	10	235	0	0	0
8,358	54,867	0	293,084	2,733,939	0	0	0

32,600	159,523	135,812	59,424	757,997	31,044	12,195	150,848
1	79	0	11,392	47,677	112	3	0
1	1	1	1	25	0	0	0

$9.24	$9.55	$9.65	$10.68	$9.52	$9.32	$9.33	$9.57
9.24	9.55	NA	10.68	9.52	9.32	9.33	NA
9.24	9.55	9.65	10.68	9.52	NA	NA	NA

$439,739	$1,782,697	$1,423,116	$1,151,047	$11,549,538	$304,257	$166,435	$1,722,673
$13,500	$281,419	$31,545	$67,074	$389,763	$14,200	$4,800	$61,837
$92	$10,600	$382	$0	$37,941	$0	$589	$5,745
$33,352	$115,889	$175,550	$106,023	$965,567	$9,379	$8,581	$150,665
$4	$1,519	$523	$2,517	$17,317	$740	$225	$3,514

Semiannual Report	September 30, 2008	43

Statements of Assets and Liabilities (Cont.)	(Unaudited) September 30, 2008

(Amounts in thousands, except per share amounts)	Money Market Fund	Mortgage- Backed Securities Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Unconstrained Bond Fund

Assets:
Investments, at value	$312,471	$2,011,380	$30,028,077	$4,291,682	$575,318	$82,311
Repurchase agreements, at value	151,858	0	528,102	350,794	33,712	46,550
Cash	46,529	8,876	373,811	79,663	494	10,800
Deposits with counterparty	0	2,620	74,859	28,990	27,646	402
Foreign currency, at value	0	0	67,277	17,045	3,126	338
Receivable for investments sold	0	1,872,483	6,102,928	1,310,564	188,806	20,513
Receivable for investments sold on a delayed-delivery basis	0	6,398	855,522	0	0	0
Receivable for Fund shares sold	4,095	1,910	61,648	15,972	148	3,630
Interest and dividends receivable	68	5,767	208,544	20,202	2,354	201
Variation margin receivable	0	0	1,280	24	24,096	263
Swap premiums paid	0	2,516	63,050	9,011	4,382	18
Unrealized appreciation on foreign currency contracts	0	0	28,059	12,177	2,559	10
Unrealized appreciation on swap agreements	0	5,350	157,923	4,419	1,466	234
Other assets	0	0	422	1	0	6
	515,021	3,917,300	38,551,502	6,140,544	864,107	165,276

Liabilities:
Payable for the reverse repurchase agreements	$0	$585,155	$250,168	$0	$117,581	$0
Payable for investments purchased	0	1,927,765	1,732,455	1,130,775	60,330	57,884
Payable for investments purchased on a delayed-delivery basis	0	0	14,801,837	8,051	0	0
Payable for short sales	0	519,536	6,154,870	308,111	165,138	17,381
Payable for Fund shares redeemed	5,305	3,115	84,660	11,888	867	30
Dividends payable	41	398	8,274	655	0	6
Written options outstanding	0	0	24,021	0	1,773	30
Accrued investment advisory fee	45	173	3,139	913	107	28
Accrued administrative fee	107	206	3,624	767	127	15
Accrued distribution fee	28	55	1,216	397	36	0
Accrued servicing fee	27	55	1,390	99	33	1
Variation margin payable	0	0	26,741	16,233	8,674	43
Swap premiums received	0	8,478	93,699	6,691	1,220	647
Unrealized depreciation on foreign currency contracts	0	0	50,218	16,828	3,290	28
Unrealized depreciation on swap agreements	0	7,908	226,604	36,778	18,914	199
Other liabilities	0	2,310	1,315	748	1,100	12
	5,553	3,055,154	23,464,231	1,538,934	379,190	76,304

Net Assets	$509,468	$862,146	$15,087,271	$4,601,610	$484,917	$88,972

Net Assets Consist of:
Paid in capital	$509,501	$883,485	$16,169,150	$4,772,783	$784,288	$89,001
Undistributed (overdistributed) net investment income	72	1,263	(28,318)	3,458	9,565	6
Accumulated undistributed net realized gain (loss)	(105)	542	(208,301)	(17,359)	(215,426)	(316)
Net unrealized appreciation (depreciation)	0	(23,144)	(845,260)	(157,272)	(93,510)	281
	$509,468	$862,146	$15,087,271	$4,601,610	$484,917	$88,972

Net Assets:
Institutional Class	$208,369	$415,370	$7,409,237	$2,105,651	$327,209	$75,319
Administrative Class	2,089	166,790	941,301	1,978,539	7,903	0
Class P	0	10	9	1,939	8	10
Other Classes	299,010	279,976	6,736,724	515,481	149,797	13,643

Shares Issued and Outstanding:
Institutional Class	208,395	39,574	708,594	218,302	42,394	7,589
Administrative Class	2,090	15,891	90,022	205,125	1,051	0
Class P	0	1	1	201	1	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$1.00	$10.50	$10.46	$9.65	$7.72	$9.92
Administrative Class	1.00	10.50	10.46	9.65	7.52	NA
Class P	NA	10.50	10.46	9.65	7.72	9.92

Cost of Investments Owned	$312,471	$2,038,046	$30,782,838	$4,431,631	$624,999	$82,597
Cost of Repurchase Agreements Owned	$151,858	$0	$528,102	$350,794	$33,712	$46,550
Cost of Foreign Currency Held	$0	$0	$69,526	$15,499	$3,229	$345
Proceeds Received on Short Sales	$0	$525,964	$6,103,259	$305,976	$163,102	$17,737
Premiums Received on Written Options	$0	$0	$18,301	$0	$2,228	$20

44	PIMCO Funds	Bond Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Convertible Fund	Diversified Income Fund	Extended Duration Fund	Floating Income Fund	GNMA Fund	High Yield Fund

Investment Income:
Interest, net of foreign taxes*	$3,219	$75,644	$4,345	$40,504	$12,707	$275,179
Dividends	3,687	0	0	112	0	3,877
Miscellaneous income	2	26	0	11	3	38
Total Income	6,908	75,670	4,345	40,627	12,710	279,094

Expenses:
Investment advisory fees	784	5,372	242	2,116	644	8,777
Administrative fees	490	3,766	242	1,929	841	10,229
Distribution and/or servicing fees - Administrative Class	36	6	0	0	0	1,077
Distribution and/or servicing fees - Other Classes	0	837	0	366	579	5,121
Trustees’ fees	0	2	0	1	0	5
Interest expense	40	122	63	679	261	58
Miscellaneous expense	1	5	5	4	1	15
Total Expenses	1,351	10,110	552	5,095	2,326	25,282

Net Investment Income	5,557	65,560	3,793	35,532	10,384	253,812

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(10,929)	(18,111)	3,448	(35,901)	444	(22,662)
Net realized gain (loss) on futures contracts, written options and swaps	1,818	(5,541)	875	(158,971)	4,058	(35,990)
Net realized gain (loss) on foreign currency transactions	27	12,266	157	11,536	0	16,643
Net change in unrealized (depreciation) on investments	(68,932)	(211,758)	(2,340)	(6,480)	(7,811)	(979,755)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(6,409)	(25,867)	(650)	162,513	(2,500)	3,090
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,141)	5,728	(430)	(10,139)	0	(20,248)
Net Gain (Loss)	(85,566)	(243,283)	1,060	(37,442)	(5,809)	(1,038,922)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(80,009)	$(177,723)	$4,853	$(1,910)	$4,575	$(785,110)

* Foreign tax withholdings	$0	$1	$0	$3	$0	$13

Semiannual Report	September 30, 2008	45

Statements of Operations  (Cont.)

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Income Fund	Investment Grade Corporate Bond Fund	Long Duration Total Return Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II

Investment Income:
Interest, net of foreign taxes*	$11,716	$16,983	$26,565	$28,234	$248,150	$6,043
Dividends	15	86	127	0	5,051	165
Miscellaneous income	3	4	9	0	118	1
Total Income	11,734	17,073	26,701	28,234	253,319	6,209

Expenses:
Investment advisory fees	381	831	1,315	1,353	13,574	364
Administrative fees	310	871	1,315	1,723	11,899	364
Distribution and/or servicing fees - Administrative Class	0	1	0	157	548	1
Distribution and/or servicing fees - Other Classes	17	106	0	667	5,079	0
Trustees’ fees	0	0	0	1	7	1
Interest expense	871	9	0	118	598	4
Miscellaneous expense	8	1	12	3	22	1
Total Expenses	1,587	1,819	2,642	4,022	31,727	735
Reimbursement by Manager	(76)	0	0	0	0	0
Net Expenses	1,511	1,819	2,642	4,022	31,727	735

Net Investment Income	10,223	15,254	24,059	24,212	221,592	5,474

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,395)	3,370	(2,686)	2,861	26,857	1,134
Net realized gain (loss) on futures contracts, written options and swaps	1,167	(15)	5,191	3,998	119,720	5,331
Net realized gain (loss) on foreign currency transactions	(7)	1,155	398	0	48,138	0
Net change in unrealized appreciation (depreciation) on investments	(16,997)	(105,884)	(96,455)	(65,367)	(543,619)	(15,702)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(5,033)	(4,985)	(5,547)	(18,314)	(305,436)	(7,480)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(1,825)	(1,260)	0	(31,976)	0
Net (Loss)	(22,265)	(108,184)	(100,359)	(76,822)	(686,316)	(16,717)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,042)	$(92,930)	$(76,300)	$(52,610)	$(464,724)	$(11,243)

* Foreign tax withholdings	$0	$4	$0	$0	$0	$0

(1)	Period from June 30, 2008 to September 30, 2008.

46	PIMCO Funds	Bond Funds	See Accompanying Notes

Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Unconstrained Bond Fund (1)

$3,957	$38,020	$6,059	$29,062	$408,891	$92,428	$14,908	$223
53	411	0	96	1,066	79	1,060	0
1	16	0	3	103	44	6	0
4,011	38,447	6,059	29,161	410,060	92,551	15,974	223

170	1,973	272	1,093	19,551	5,284	805	40
170	1,579	630	1,301	22,417	4,424	950	21
0	0	5	201	1,080	2,183	12	0
0	0	360	509	14,952	723	492	2
0	1	0	1	9	2	0	0
445	325	6	3,161	174	838	1,393	0
0	3	1	1	32	9	1	0
785	3,881	1,274	6,267	58,215	13,463	3,653	63
0	0	0	0	0	0	0	0
785	3,881	1,274	6,267	58,215	13,463	3,653	63

3,226	34,566	4,785	22,894	351,845	79,088	12,321	160

363	5,313	(106)	(7,041)	(647,152)	(23,084)	(1,199)	(130)
742	8,568	0	5,257	125,955	35,421	(40,931)	(186)
705	11,380	0	0	92,371	17,486	8,259	0
(7,601)	(97,831)	0	(25,634)	(906,012)	(105,489)	(37,743)	144
(3,150)	(36,244)	0	(3,768)	(77,987)	11,762	(36,720)	165
(573)	(10,262)	0	0	(35,426)	(15,523)	(6,608)	(28)
(9,514)	(119,076)	(106)	(31,186)	(1,448,251)	(79,427)	(114,942)	(35)

$(6,288)	$(84,510)	$4,679	$(8,292)	$(1,096,406)	$(339)	$(102,621)	$125

$1	$0	$0	$0	$0	$0	$0	$0

Semiannual Report	September 30, 2008	47

Statements of Changes in Net Assets

	Convertible Fund		Diversified Income Fund		Extended Duration Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,557	$6,395	$65,560	$153,717	$3,793	$2,318
Net realized gain (loss)	(9,084)	(4,842)	(11,386)	19,764	4,480	4,360
Net change in unrealized appreciation (depreciation)	(76,482)	(36,146)	(231,897)	(114,025)	(3,420)	4,028
Net increase (decrease) resulting from operations	(80,009)	(34,593)	(177,723)	59,456	4,853	10,706

Distributions to Shareholders:
From net investment income
Institutional Class	(7,007)	(6,403)	(63,560)	(145,861)	(3,772)	(2,310)
Administrative Class	(389)	0	(144)	(303)	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	(7,087)	(16,792)	0	0
From net realized capital gains
Institutional Class	0	0	0	(4,913)	0	(338)
Administrative Class	0	0	0	(11)	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	0	(620)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(7,396)	(6,403)	(70,791)	(168,500)	(3,772)	(2,648)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	207,181	555,772	185,110	740,535	72,883	164,209
Administrative Class	50,230	0	759	1,115	0	0
Class P	0	0	10	0	10	0
Other Classes	0	0	38,393	83,487	0	0
Issued as reinvestment of distributions
Institutional Class	6,980	6,392	58,062	138,253	3,772	2,694
Administrative Class	389	0	144	314	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	4,961	12,316	0	0
Cost of shares redeemed
Institutional Class	(26,277)	(247,083)	(243,195)	(825,142)	(9,165)	(8,590)
Administrative Class	(35,819)	0	(174)	(1,299)	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	(58,392)	(127,773)	0	0
Net increase (decrease) resulting from Fund share transactions	202,684	315,081	(14,322)	21,806	67,500	158,313

Fund Redemption Fee	1	0	34	22	0	0

Total Increase (Decrease) in Net Assets	115,280	274,085	(262,802)	(87,216)	68,581	166,371

Net Assets:
Beginning of period	333,863	59,778	2,399,501	2,486,717	169,454	3,083
End of period*	$449,143	$333,863	$2,136,699	$2,399,501	$238,035	$169,454

* Including undistributed (overdistributed) net investment income of:	$4,678	$6,517	$(35,300)	$(30,069)	$145	$124

48	PIMCO Funds	Bond Funds	See Accompanying Notes

Floating Income Fund		GNMA Fund		High Yield Fund		Income Fund		Investment Grade Corporate Bond Fund

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$35,532	$219,298	$10,384	$15,891	$253,812	$489,899	$10,223	$6,705	$15,254	$3,948
(183,336)	(106,187)	4,502	8,543	(42,009)	48,963	(235)	(240)	4,510	383
145,894	(323,328)	(10,311)	2,676	(996,913)	(563,522)	(22,030)	(2,384)	(112,694)	507
(1,910)	(210,217)	4,575	27,110	(785,110)	(24,660)	(12,042)	4,081	(92,930)	4,838

(32,631)	(231,042)	(5,627)	(8,420)	(164,332)	(307,633)	(9,260)	(6,787)	(14,410)	(2,091)
0	(202)	0	0	(32,422)	(60,505)	0	(1)	(18)	(16)
0	0	0	0	0	0	0	0	0	0
(5,520)	(29,115)	(5,024)	(7,391)	(68,551)	(139,318)	(174)	(94)	(1,142)	(1,921)

0	(44,128)	0	(1,287)	0	(2,746)	0	0	0	(126)
0	(27)	0	0	0	(543)	0	0	0	(1)
0	0	0	0	0	0	0	0	0	0
0	(5,042)	0	(1,144)	0	(1,257)	0	0	0	(128)

0	(5,402)	0	0	0	0	0	0	0	0
0	(5)	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	(728)	0	0	0	0	0	0	0	0

(38,151)	(315,691)	(10,651)	(18,242)	(265,305)	(512,002)	(9,434)	(6,882)	(15,570)	(4,283)

370,028	1,964,011	89,038	100,587	1,027,291	2,000,761	30,417	269,836	1,578,960	14,352
6	7,615	0	0	193,686	376,142	0	0	322	440
10	0	10	0	10	0	10	0	10	0
41,477	241,875	196,702	107,092	364,314	470,486	7,134	5,277	20,476	24,314

31,545	276,849	5,243	9,017	131,430	251,181	9,244	6,740	14,170	1,879
0	200	0	0	31,596	59,244	1	1	18	17
0	0	0	0	0	0	0	0	0	0
3,882	26,606	3,830	6,736	48,992	98,432	109	67	812	1,411

(1,409,949)	(4,832,466)	(23,131)	(27,704)	(643,376)	(2,174,343)	(7,212)	(8,981)	(14,503)	(4,655)
(6)	(18,379)	0	0	(153,144)	(417,966)	0	0	(139)	(128)
0	0	0	0	0	0	0	0	0	0
(89,156)	(562,729)	(56,696)	(54,450)	(371,749)	(833,582)	(2,245)	(1,517)	(9,979)	(14,154)
(1,052,163)	(2,896,418)	214,996	141,278	629,050	(169,645)	37,458	271,423	1,590,147	23,476

1	20	0	0	246	383	1	1	11	1

(1,092,223)	(3,422,306)	208,920	150,146	(421,119)	(705,924)	15,983	268,623	1,481,658	24,032

1,760,563	5,182,869	436,458	286,312	6,759,622	7,465,546	293,679	25,056	97,679	73,647
$668,340	$1,760,563	$645,378	$436,458	$6,338,503	$6,759,622	$309,662	$293,679	$1,579,337	$97,679

$(57,479)	$(54,860)	$1,685	$1,952	$(68,664)	$(57,171)	$978	$189	$(715)	$(399)

Semiannual Report	September 30, 2008	49

Statements of Changes in Net Assets  (Cont.)

	Long Duration Total Return Fund		Long-Term U.S. Government Fund		Low Duration Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$24,059	$13,201	$24,212	$69,684	$221,592	$469,819
Net realized gain (loss)	2,903	19,641	6,859	93,066	194,715	158,071
Net change in unrealized appreciation (depreciation)	(103,262)	2,542	(83,681)	15,504	(881,031)	106,243
Net increase (decrease) resulting from operations	(76,300)	35,384	(52,610)	178,254	(464,724)	734,133

Distributions to Shareholders:
From net investment income
Institutional Class	(24,423)	(13,288)	(16,262)	(53,113)	(162,132)	(366,521)
Administrative Class	0	0	(2,499)	(4,566)	(8,830)	(14,487)
Class P	0	0	0	0	(1)	0
Other Classes	0	0	(5,316)	(11,677)	(52,764)	(94,916)
From net realized capital gains
Institutional Class	0	(930)	0	(109)	0	(58,305)
Administrative Class	0	0	0	(9)	0	(2,418)
Class P	0	0	0	0	0	0
Other Classes	0	0	0	(32)	0	(16,731)

Total Distributions	(24,423)	(14,218)	(24,077)	(69,506)	(223,727)	(553,378)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	836,979	748,774	123,744	1,592,480	1,802,415	3,759,658
Administrative Class	0	0	38,805	114,682	265,774	185,844
Class P	10	0	10	0	352	0
Other Classes	0	0	81,839	146,395	882,709	1,109,045
Issued as reinvestment of distributions
Institutional Class	24,303	14,464	15,309	50,883	148,913	394,315
Administrative Class	0	0	2,281	4,225	8,759	16,509
Class P	0	0	0	0	0	0
Other Classes	0	0	3,901	8,402	42,109	91,231
Cost of shares redeemed
Institutional Class	(163,744)	(74,842)	(712,016)	(1,378,054)	(2,619,128)	(3,983,533)
Administrative Class	0	0	(56,015)	(70,438)	(166,414)	(114,675)
Class P	0	0	0	0	(107)	0
Other Classes	0	0	(93,170)	(109,514)	(693,358)	(777,302)
Net increase (decrease) resulting from Fund share transactions	697,548	688,396	(595,312)	359,061	(327,976)	681,092

Fund Redemption Fee	5	0	71	124	0	12

Total Increase (Decrease) in Net Assets	596,830	709,562	(671,928)	467,933	(1,016,427)	861,859

Net Assets:
Beginning of period	714,193	4,631	1,721,240	1,253,307	11,417,211	10,555,352
End of period*	$1,311,023	$714,193	$1,049,312	$1,721,240	$10,400,784	$11,417,211

* Including undistributed (overdistributed) net investment income of:	$111	$475	$281	$146	$(14,349)	$(12,214)

50	PIMCO Funds	Bond Funds	See Accompanying Notes

Low Duration Fund II		Low Duration Fund III		Moderate Duration Fund		Money Market Fund		Mortgage-Backed Securities Fund

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$5,474	$13,792	$3,226	$7,300	$34,566	$74,103	$4,785	$16,709	$22,894	$29,183
6,465	4,007	1,810	3,168	25,261	21,350	(106)	59	(1,784)	13,242
(23,182)	4,174	(11,324)	1,288	(144,337)	41,584	0	0	(29,402)	1,615
(11,243)	21,973	(6,288)	11,756	(84,510)	137,037	4,679	16,768	(8,292)	44,040

(5,527)	(13,791)	(3,228)	(7,288)	(36,865)	(75,380)	(2,481)	(8,430)	(11,395)	(16,285)
(17)	(35)	(1)	(1)	0	0	(39)	(214)	(4,048)	(2,572)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	(2,214)	(8,123)	(6,588)	(10,077)

0	0	0	(986)	0	(9,834)	0	0	0	(2,204)
0	0	0	0	0	0	0	0	0	(417)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	(1,392)

(5,544)	(13,826)	(3,229)	(8,275)	(36,865)	(85,214)	(4,734)	(16,767)	(22,031)	(32,947)

37,690	42,941	37,622	144,259	272,652	439,502	214,372	153,423	210,058	236,766
232	160	10	0	0	0	11,944	22,203	51,462	148,472
0	0	0	0	0	0	0	0	10	0
0	0	0	0	0	0	186,307	253,474	77,596	117,487

4,509	11,632	2,809	7,369	33,809	80,529	2,358	7,695	9,803	17,022
16	33	1	1	0	0	33	231	4,020	2,982
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	2,010	7,225	5,573	9,830

(23,104)	(105,724)	(68,603)	(129,226)	(334,779)	(560,082)	(226,324)	(116,179)	(280,452)	(35,364)
(24)	(225)	0	(2)	0	0	(16,778)	(18,712)	(42,420)	(16,535)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	(126,473)	(207,888)	(56,133)	(78,650)
19,319	(51,183)	(28,161)	22,401	(28,318)	(40,051)	47,449	101,472	(20,483)	402,010

0	0	0	0	0	4	0	0	0	0

2,532	(43,036)	(37,678)	25,882	(149,693)	11,776	47,394	101,473	(50,806)	413,103

287,803	330,839	151,429	125,547	1,593,066	1,581,290	462,074	360,601	912,952	499,849
$290,335	$287,803	$113,751	$151,429	$1,443,373	$1,593,066	$509,468	$462,074	$862,146	$912,952

$(186)	$(116)	$813	$816	$(7,125)	$(4,826)	$72	$21	$1,263	$400

Semiannual Report	September 30, 2008	51

Statements of Changes in Net Assets  (Cont.)

	Real Return Fund		Short-Term Fund		StocksPLUS® Fund		Unconstrained Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Period from June 30, 2008 to September 30, 2008 (Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$351,845	$646,908	$79,088	$191,974	$12,321	$43,234	$160
Net realized gain (loss)	(428,826)	912,700	29,823	(1,495)	(33,871)	(52,251)	(316)
Net change in unrealized appreciation (depreciation)	(1,019,425)	70,875	(109,250)	(50,485)	(81,071)	(19,416)	281
Net increase (decrease) resulting from operations	(1,096,406)	1,630,483	(339)	139,994	(102,621)	(28,433)	125

Distributions to Shareholders:
From net investment income
Institutional Class	(179,947)	(314,113)	(39,096)	(98,442)	(20,203)	(35,112)	(145)
Administrative Class	(18,491)	(26,700)	(31,086)	(75,223)	(478)	(893)	0
Class P	0	0	(8)	0	0	0	0
Other Classes	(130,793)	(274,496)	(7,282)	(18,051)	(9,188)	(12,306)	(9)
From net realized capital gains
Institutional Class	0	(191,012)	0	(5,845)	0	0	0
Administrative Class	0	(18,303)	0	(5,640)	0	0	0
Class P	0	0	0	0	0	0	0
Other Classes	0	(181,466)	0	(1,251)	0	0	0

Total Distributions	(329,231)	(1,006,090)	(77,472)	(204,452)	(29,869)	(48,311)	(154)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,701,249	3,856,435	1,022,648	2,375,947	37,477	253,077	78,745
Administrative Class	469,115	448,445	697,927	915,635	862	1,347	0
Class P	10	0	2,037	0	10	0	10
Other Classes	1,803,011	2,084,270	246,395	136,386	14,059	27,346	13,703
Issued as reinvestment of distributions
Institutional Class	164,363	457,670	36,662	94,495	18,354	32,562	132
Administrative Class	17,260	40,823	31,050	80,797	472	880	0
Class P	0	0	8	0	1	0	0
Other Classes	100,862	344,160	5,561	14,184	7,534	9,902	7
Cost of shares redeemed
Institutional Class	(1,916,768)	(1,880,630)	(789,055)	(2,572,182)	(161,243)	(315,884)	(3,588)
Administrative Class	(224,621)	(207,443)	(231,594)	(705,640)	(1,539)	(25,007)	0
Class P	0	0	(81)	0	0	0	0
Other Classes	(1,086,618)	(2,208,276)	(116,034)	(225,156)	(31,815)	(89,599)	(10)
Net increase (decrease) resulting from Fund share transactions	1,027,863	2,935,454	905,524	114,466	(115,828)	(105,376)	88,999

Fund Redemption Fee	2	61	0	31	251	4	2

Total Increase (Decrease) in Net Assets	(397,772)	3,559,908	827,713	50,039	(248,067)	(182,116)	88,972

Net Assets:
Beginning of period	15,485,043	11,925,135	3,773,897	3,723,858	732,984	915,100	0
End of period*	$15,087,271	$15,485,043	$4,601,610	$3,773,897	$484,917	$732,984	$88,972

* Including undistributed (overdistributed) net investment income of:	$(28,318)	$(50,932)	$3,458	$1,842	$9,565	$27,113	$6

52	PIMCO Fund]	Bond Funds	See Accompanying Notes

Statements of Cash Flows

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Income Fund	Low Duration Fund III	Mortgage- Backed Securities Fund	StocksPLUS® Fund

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net (decrease) in net assets resulting from operations	$(12,042)	$(6,288)	$(8,292)	$(102,621)

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(476,051)	(148,427)	(8,492,833)	(1,100,277)
Proceeds from sales of long-term securities	407,314	164,028	7,902,328	1,169,717
Purchases of short-term portfolio investments, net	(3,216)	(2,959)	53,648	132,874
Increase (Decrease) in deposits with counterparty	(128)	(18)	(1,720)	30,074
Increase (Decrease) in interest receivable	(657)	(6)	(1,667)	1,448
Increase (Decrease) in receivable for investments sold	(4,882)	1,167	(1,060,736)	(167,404)
Increase in other asset	0	(89)	0	0
Increase (Decrease) in payable for investments purchased	(64,092)	12,591	911,451	40,667
Increase (Decrease) in swap premiums received	7,378	(245)	7,719	(4,325)
Increase (Decrease) in investment advisory fee	6	(12)	8	(35)
Increase (Decrease) in administrative fee	6	(12)	11	(39)
Increase (Decrease) in distribution fee	0	0	3	(10)
Increase (Decrease) in servicing fee	1	0	5	(7)
Increase in recoupment payable to manager	93	0	0	0
Increase in other liability	0	0	1,750	1,100
Payment (Proceeds) from futures transactions	118	(381)	(431)	(78,489)
Payment (Proceeds) from currency transactions	(7)	685	0	7,909
Payment (Proceeds) from short sale transactions	33,860	(5,175)	232,945	151,052
Unrealized (depreciation) on investments	22,030	11,324	29,402	81,071
Net realized gain (loss) on investments	235	(1,810)	1,784	33,871
Net amortization on investments	(79)	(62)	(137)	(474)
Net cash used for operating activities	(90,113)	24,311	(424,762)	196,102

Cash flows received from financing activities:
Proceeds from shares sold	37,387	37,339	345,639	76,207
Payment on shares redeemed	(9,452)	(71,132)	(376,837)	(196,571)
Cash dividend paid*	(73)	(421)	(2,491)	(3,508)
Net borrowing (repayment) of reverse repurchase agreements	62,074	12,699	461,978	(72,153)
(Decrease) in overdraft due to custodian	0	(110)	0	0
Net cash received from financing activities	89,936	(21,625)	428,289	(196,025)

Net Increase (Decrease) in Cash and Foreign Currency	(177)	2,686	3,527	77

Cash and Foreign Currency:
Beginning of period	264	623	5,349	3,543
End of period	$87	$3,309	$8,876	$3,620

* Reinvestment of dividends	$9,354	$2,810	$19,396	$26,361

Semiannual Report	September 30, 2008	53

Schedule of Investments  Convertible Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Berry Plastics Holding Corp.
9.791% due 06/05/2014	$193	$157

CSC Holdings, Inc.
9.750% due 07/08/2013	2,000	1,920

Daimler Finance North America LLC
6.820% due 08/03/2012	1,980	1,345

Verso Paper Holdings LLC
9.033% due 02/01/2013	134	125

Total Bank Loan Obligations (Cost $4,192)		3,547

CORPORATE BONDS & NOTES 7.9%

BANKING & FINANCE 4.4%

American Express Co.
7.000% due 03/19/2018	3,025	2,674

ASIF Global Financing XXIII
3.900% due 10/22/2008	200	197

Bank of America Corp.
8.125% due 12/29/2049	1,500	1,214

Citigroup Capital XXI
8.300% due 12/21/2077	1,000	745

Citigroup Funding, Inc.
2.080% due 08/31/2012	2,000	1,922

Citigroup, Inc.
8.400% due 04/29/2049	1,000	682

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	2,725	2,252
6.150% due 04/01/2018	600	500
6.750% due 10/01/2037	225	150

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	1,825	1,617

UBS AG
5.750% due 04/25/2018	1,850	1,612

Wells Fargo Capital XIII
7.700% due 12/29/2049	7,000	6,109

		19,674

INDUSTRIALS 2.9%

Allison Transmission, Inc.
11.000% due 11/01/2015	1,300	1,138

Biomet, Inc.
11.625% due 10/15/2017	1,300	1,313

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	500	152

Continental Airlines, Inc.
9.798% due 04/01/2021	223	172

First Data Corp.
9.875% due 09/24/2015	1,300	1,022

Freescale Semiconductor, Inc.
6.694% due 12/15/2014	425	287
9.125% due 12/15/2014 (b)	475	302

General Cable Corp.
1.000% due 10/15/2012	1,500	1,162

Mylan, Inc.
3.750% due 09/15/2015	3,000	2,962

Newmont Mining Corp.
1.625% due 07/15/2017	2,000	2,040

Pioneer Natural Resources Co.
2.875% due 01/15/2038	2,000	2,118

Qwest Communications International, Inc.
6.304% due 02/15/2009	575	571

		13,239

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 0.6%

Telesat Canada
11.000% due 11/01/2015	$1,700	$1,368
12.500% due 11/01/2017	1,300	1,086

		2,454

Total Corporate Bonds & Notes (Cost $40,247)		35,367

CONVERTIBLE BONDS & NOTES 49.5%

BANKING & FINANCE 4.1%

Affiliated Managers Group, Inc.
3.950% due 08/15/2038	2,500	2,256

Citigroup Funding, Inc.
1.080% due 08/31/2012	2,000	1,868

Countrywide Financial Corp.
0.000% due 04/15/2037	1,250	1,231

Deutsche Bank AG
0.000% due 03/23/2009	5,000	2,118
0.450% due 08/31/2012	2,000	2,362

Morgan Stanley
1.700% due 10/15/2012	1,000	852

ProLogis
1.875% due 11/15/2037	500	351

Prudential Financial, Inc.
1.189% due 12/15/2037	8,000	7,591

		18,629

INDUSTRIALS 43.3%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	9,550	4,691

Alliant Techsystems, Inc.
2.750% due 09/15/2011	1,500	1,656

American Tower Corp.
3.000% due 08/15/2012	1,390	2,460

Amgen, Inc.
0.375% due 02/01/2013	6,500	5,883

Amylin Pharmaceuticals, Inc.
3.000% due 06/15/2014	1,100	744

Anixter International, Inc.
1.000% due 02/15/2013	1,400	1,479

Archer-Daniels-Midland Co.
0.875% due 02/15/2014	3,475	2,828

ArvinMeritor, Inc.
4.625% due 03/01/2026	2,500	2,034

BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017	1,300	1,854

Cameron International Corp.
2.500% due 06/15/2026	1,400	1,773

Carnival Corp.
2.000% due 04/15/2021	1,400	1,442

Cephalon, Inc.
0.000% due 06/15/2033	1,300	1,813

Charter Communications, Inc.
6.500% due 10/01/2027	300	87

Chesapeake Energy Corp.
2.250% due 12/15/2038	6,600	4,570
2.500% due 05/15/2037	4,000	3,845

Comcast Holdings Corp.
2.000% due 11/15/2029	6	216

DST Systems, Inc.
4.125% due 08/15/2023	1,800	2,187

Electronic Data Systems Corp.
3.875% due 07/15/2023	650	630

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

EMC Corp.
1.750% due 12/01/2011	$5,500	$5,479

Fisher Scientific International, Inc.
3.250% due 03/01/2024	3,500	5,136

Fluor Corp.
1.500% due 02/15/2024	775	1,547

Ford Motor Co.
4.250% due 12/15/2036	9,500	6,306

General Cable Corp.
1.000% due 10/15/2012	1,300	1,007

Genzyme Corp.
1.250% due 12/01/2023	1,700	1,972

Gilead Sciences, Inc.
0.625% due 05/01/2013	3,000	3,818

Integra LifeSciences Holdings Corp.
2.750% due 06/01/2010	2,450	2,233

Intel Corp.
2.950% due 12/15/2035	4,200	3,691

International Game Technology
2.600% due 12/15/2036	2,900	2,726

Interpublic Group of Cos., Inc.
4.250% due 03/15/2023	1,100	1,023

Invitrogen Corp.
2.000% due 08/01/2023	900	1,059

L-1 Identity Solutions, Inc.
3.750% due 05/15/2027	2,000	1,678

L-3 Communications Holdings, Inc.
3.000% due 08/01/2035	3,400	3,727

Lamar Advertising Co.
2.875% due 12/31/2010	2,500	2,188

Leap Wireless International, Inc.
4.500% due 07/15/2014	2,000	1,568

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	3,000	2,468

Linear Technology Corp.
3.000% due 05/01/2027	3,300	2,822

Medtronic, Inc.
1.625% due 04/15/2013	11,000	11,000

Microchip Technology, Inc.
2.125% due 12/15/2037	800	769

Micron Technology, Inc.
1.875% due 06/01/2014	1,950	970

Millipore Corp.
3.750% due 06/01/2026	2,300	2,188

Mylan, Inc.
1.250% due 03/15/2012	8,600	6,654

Nabors Industries, Inc.
0.940% due 05/15/2011	5,500	4,964

Nortel Networks Corp.
1.750% due 04/15/2012	3,100	1,596
2.125% due 04/15/2014	6,950	3,362

NovaMed, Inc.
1.000% due 06/15/2012	1,800	1,555

Peabody Energy Corp.
4.750% due 12/15/2066	3,300	2,991

Placer Dome, Inc.
2.750% due 10/15/2023	1,700	2,605

Qwest Communications International, Inc.
3.500% due 11/15/2025	13,800	11,782

Rayonier TRS Holdings, Inc.
3.750% due 10/15/2012	4,050	3,994

Roper Industries, Inc.
1.481% due 01/15/2034 (j)	2,600	1,791

54	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SanDisk Corp.
1.000% due 05/15/2013	$4,500	$3,594

Schlumberger Ltd.
2.125% due 06/01/2023	550	1,079

Scientific Games Corp.
0.750% due 12/01/2024	1,000	983

Spansion, Inc.
2.250% due 06/15/2016	2,000	852

St. Jude Medical, Inc.
1.220% due 12/15/2008	2,000	1,995
2.800% due 12/15/2035	250	250

Stillwater Mining Co.
1.875% due 03/15/2028	2,000	1,272

Symantec Corp.
1.000% due 06/15/2013	4,000	4,385

Teva Pharmaceutical Finance Co. BV
1.750% due 02/01/2026	8,300	9,306

Transocean, Inc.
1.500% due 12/15/2037	10,500	9,555

Ventas, Inc.
3.875% due 11/15/2011	2,500	2,850

Virgin Media, Inc.
6.500% due 11/15/2016	2,000	1,278

Wyeth
2.621% due 01/15/2024	4,301	4,203

Xilinx, Inc.
3.125% due 03/15/2037	3,550	2,964

YRC Worldwide, Inc.
3.375% due 11/25/2023	4,500	2,886

		194,313

UTILITIES 2.1%

CMS Energy Corp.
2.875% due 12/01/2024	1,500	1,562

Covanta Holding Corp.
1.000% due 02/01/2027	1,600	1,540

Lucent Technologies, Inc.
2.875% due 06/15/2023	5,089	4,478

Time Warner Telecom, Inc.
2.375% due 04/01/2026	2,000	1,635

		9,215

Total Convertible Bonds & Notes (Cost $261,408)		222,157

MUNICIPAL BONDS & NOTES 0.0%

Illinois State Finance Authority Sports Facilities Revenue Notes, Series 2007
9.000% due 03/01/2014	320	314

Total Municipal Bonds & Notes (Cost $320)		314

U.S. GOVERNMENT AGENCIES 0.1%

Freddie Mac
5.000% due 12/14/2018	600	565

Total U.S. Government Agencies (Cost $532)		565

	SHARES
COMMON STOCKS 1.5%

Celgene Corp. (c)	10,000	633

DaVita, Inc. (c)	5,700	325

Pride International, Inc. (c)	67,000	1,984

	SHARES	VALUE (000S)

Public Service Enterprise Group, Inc.	8,180	$268

SandRidge Energy, Inc. (c)	70,000	1,372

Time Warner, Inc.	50,000	655

U.S. Bancorp	35,900	1,293

Total Common Stocks (Cost $9,089)		6,530

CONVERTIBLE PREFERRED STOCKS 16.3%

BANKING & FINANCE 7.3%

American International Group, Inc.
8.500% due 08/01/2011	153,000	1,314

Bank of America Corp.
7.250% due 12/31/2049	28,500	23,805

Legg Mason, Inc.
7.000% due 06/30/2011	55,000	1,925

Lehman Brothers Holdings, Inc.
7.250% due 12/31/2049 (a)	9,000	11

Wachovia Corp.
7.500% due 12/31/2049	15,100	5,927

		32,982

CONSUMER DISCRETIONARY 1.1%

Celanese Corp.
4.250% due 12/31/2049	58,000	2,086

General Motors Corp.
6.250% due 07/15/2033	312,000	2,808

		4,894

CONSUMER SERVICES 3.9%

Citigroup, Inc.
6.500% due 12/31/2049	345,000	14,231

Fannie Mae
5.375% due 12/31/2049	29	102
8.750% due 05/13/2011	30,000	74

Simon Property Group, Inc.
6.000% due 12/31/2049	5,400	421

SLM Corp.
7.250% due 12/15/2010	2,000	1,248

Vale Capital Ltd.
5.500% due 06/15/2010	38,000	1,465

		17,541

ENERGY 0.8%

CMS Energy Corp.
4.500% due 12/31/2049	5,000	327

Entergy Corp.
7.625% due 02/17/2009	23,000	1,205

NRG Energy, Inc.
4.000% due 12/31/2049	1,475	1,873
5.750% due 03/16/2009	1,000	224

		3,629

HEALTHCARE 0.8%

Schering-Plough Corp.
6.000% due 08/13/2010	14,000	2,401

INDUSTRIALS 2.0%

Archer-Daniels-Midland Co.
6.250% due 06/01/2011	25,000	747

Bunge Ltd.
5.125% due 12/01/2010	1,500	946

	SHARES	VALUE (000S)

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	90,500	$7,534

		9,227

UTILITIES 0.5%

El Paso Corp.
4.990% due 12/31/2049	2,375	2,456

Total Convertible Preferred Stocks (Cost $122,928)		73,130

PREFERRED STOCKS 0.0%

Lehman Brothers Holdings, Inc.
3.327% due 05/30/2009 (a)	10,000	203

Total Preferred Stocks (Cost $499)		203

EXCHANGE-TRADED FUNDS 1.9%

SPDR Trust Series 1	75,000	8,658

Total Exchange-Traded Funds (Cost $8,658)		8,658

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.4%

CERTIFICATES OF DEPOSIT 0.3%

Unicredito Italiano NY
3.088% due 05/18/2009	$1,300	1,298

COMMERCIAL PAPER 5.3%

Federal Home Loan Bank
0.100% due 10/07/2008	6,700	6,700
2.270% due 10/01/2008	10,000	10,000

Freddie Mac
2.500% due 11/24/2008	7,000	6,973

		23,673

REPURCHASE AGREEMENTS 3.2%

State Street Bank and Trust Co.
0.100% due 10/01/2008	4,310	4,310
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.125% due 11/19/2008 valued at $4,398. Repurchase proceeds are $4,310.)
1.000% due 10/01/2008	10,022	10,022
(Dated 09/30/2008. Collateralized by Freddie Mac 4.150% due 01/29/2013 valued at $10,223. Repurchase proceeds are $10,022.)

		14,332

U.S. TREASURY BILLS 1.6%

1.278% due 10/16/2008- 12/26/2008 (d)(e)	7,500	7,460

Total Short-Term Instruments (Cost $46,786)		46,763

Total Investments 88.4% (Cost $494,659)		$397,234

Written Options (i) (0.0%) (Premiums $80)		(132)

Other Assets and Liabilities (Net) 11.6%		52,041

Net Assets 100.0%		$449,143

See Accompanying Notes	Semiannual Report	September 30, 2008	55

Schedule of Investments  Convertible Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Non-income producing security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $6,218 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $9,721 at a weighted average interest rate of 2.677%. On September 30, 2008, securities valued at $5,693 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $786 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2009	195	$252
90-Day Eurodollar March Futures	Long	03/2009	195	191
90-Day Eurodollar September Futures	Long	09/2009	166	173

				$616

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Centex Corp. 5.250% due 06/15/2015	(3.750%)	06/20/2013	CSFB	4.446%	$1,000	$ 24	$ 0	$ 24
Chesapeake Energy Corp. 6.875% due 01/15/2016	(2.210%)	06/20/2017	RBS	3.621%	2,300	192	0	192
Countrywide Financial Corp. 3-Month USD-LIBOR plus 3.500% due 04/15/2037	(3.400%)	12/20/2008	MLP	3.746%	1,250	0	0	0
Domtar Corp. 7.125% due 08/15/2015	(3.400%)	09/20/2013	BOA	3.143%	2,000	(29)	0	(29)
Flextronics International Ltd. 6.500% due 05/15/2013	(3.250%)	06/20/2013	GSC	3.546%	1,000	11	0	11
Freescale Semiconductor, Inc. 7.125% due 07/15/2014	(2.250%)	12/20/2009	CSFB	6.357%	1,000	46	0	46
Gap, Inc. 10.050% due 12/15/2008	(1.060%)	09/20/2013	MSC	0.948%	5,000	(31)	0	(31)
GMAC LLC 6.875% due 08/28/2012	(2.800%)	05/15/2009	MLP	88.173%	4,667	1,689	0	1,689
GMAC LLC 6.875% due 08/28/2012	(8.000%)	03/20/2009	MSC	88.715%	2,200	619	0	619
HCA, Inc. 6.950% due 05/01/2012	(1.870%)	03/20/2010	GSC	3.128%	1,000	17	0	17
Ryland Group, Inc. 5.375% due 01/15/2015	(4.500%)	12/20/2013	DUB	4.398%	2,000	(13)	0	(13)
Tenet Healthcare Corp. 7.375% due 02/01/2013	(1.150%)	03/20/2009	UBS	2.686%	50	0	0	0
Toll Brothers Finance Corp. 6.875% due 11/15/2012	(2.450%)	12/20/2013	MSC	2.386%	2,000	(8)	0	(8)
Weyerhaeuser Co. 7.125% due 07/15/2023	(1.980%)	12/20/2013	MSC	1.875%	2,000	(10)	0	(10)

						$ 2,507	$ 0	$ 2,507

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.050%	06/20/2013	RBS	3.437%	$4,000	$ (216)	$ 0	$ (216)
Chrysler Financial 9.360% due 08/03/2012	5.250%	09/20/2012	DUB	20.000%	2,000	(391)	0	(391)
CSC Holdings, Inc. 7.625% due 04/01/2011	2.010%	06/20/2012	MSC	4.909%	450	(40)	0	(40)
Freescale Semiconductor, Inc. 7.125% due 07/15/2014	2.600%	12/20/2009	DUB	6.357%	1,000	(42)	0	(42)
GMAC LLC 6.875% due 08/28/2012	1.120%	12/20/2008	CITI	92.863%	250	(45)	0	(45)
GMAC LLC 6.875% due 08/28/2012	8.650%	03/20/2009	JPM	88.715%	2,200	(614)	0	(614)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MSC	88.109%	2,400	(938)	(126)	(812)
HCA, Inc. 6.375% due 01/15/2015	5.050%	09/20/2013	GSC	5.839%	2,000	(57)	0	(57)
HCA, Inc. 6.950% due 05/01/2012	3.320%	03/20/2012	GSC	5.069%	1,000	(51)	0	(51)
HCA, Inc. 9.125% due 11/15/2014	2.000%	09/20/2012	CITI	4.480%	600	(48)	0	(48)
HCA, Inc. 9.125% due 11/15/2014	2.400%	06/20/2014	CITI	4.970%	400	(44)	0	(44)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	3.600%	03/20/2011	GSC	5.638%	5,000	(218)	0	(218)
Sanmina-SCI Corp. 8.125% due 03/01/2016	4.600%	06/20/2012	CITI	5.973%	150	(6)	0	(6)
SLM Corp. 5.125% due 08/27/2012	1.350%	06/20/2010	BOA	20.197%	1,400	(340)	0	(340)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	4.500%	09/20/2013	DUB	6.739%	150	(12)	0	(12)

						$ (3,062)	$ (126)	$ (2,936)

56	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-9 vs HY-9 3 Year Index	(3.750%)	12/20/2012	MLP	$3,960	$475	$134	$341
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	400	2	(5)	7
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	6,400	35	(67)	102
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	1,200	7	(13)	20
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	1,100	6	(12)	18

					$525	$37	$488

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 Index 25-35%	1.750%	12/20/2010	GSC	$12,000	$(351)	$0	$(351)
CDX.HY-9 Index 25-35%	3.200%	12/20/2012	JPM	7,500	(793)	0	(793)
CDX.HY-9 Index 25-35%	4.530%	12/20/2010	MLP	8,500	259	0	259
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	2,900	(16)	(41)	25

					$(901)	$(41)	$(860)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	8,200	$(420)	$(29)	$(391)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		800	(41)	(6)	(35)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,600	(232)	(8)	(224)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		500	3	3	0
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		600	3	2	1
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		500	2	4	(2)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	GSC		$20,800	224	133	91
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		31,000	334	192	142
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		19,000	(112)	(313)	201
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		22,200	(131)	(315)	184
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		6,800	259	170	89
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		2,800	(102)	(50)	(52)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		200	(7)	(2)	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		17,900	(651)	(43)	(608)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		5,800	(211)	62	(273)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		3,200	(116)	(5)	(111)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		5,000	(223)	190	(413)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		2,600	(116)	(5)	(111)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		15,100	(673)	147	(820)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		200	(9)	2	(11)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	7,400	(31)	(159)	128
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		1,400	(236)	(149)	(87)
Pay	28-Day MXN TIIE	7.910%	05/14/2009	CITI	MXN	5,000	(1)	0	(1)
Pay	28-Day MXN TIIE	7.910%	05/14/2009	MSC		6,000	(2)	0	(2)

							$(2,489)	$(179)	$(2,310)

See Accompanying Notes	Semiannual Report	September 30, 2008	57

Schedule of Investments  Convertible Fund  (Cont.)

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	Cleveland Cliffs, Inc.	10,000	3.045%	$951	10/23/2008	MLP	$(426)
Receive	Nuveen Floating Rate Income Opportunity Fund	22,800	3.045%	231	10/23/2008	MLP	(57)
Receive	Pride International, Inc.	50,000	3.045%	1,962	10/23/2008	MLP	(493)
Receive	S&P Deposit Receipts	75,000	2.830%	9,762	10/23/2008	MLP	(1,099)
Receive	SandRidge Energy, Inc.	45,600	3.045%	2,114	10/23/2008	MLP	(1,233)
Receive	Time Warner, Inc.	51,000	3.045%	750	10/23/2008	MLP	(83)
Receive	Williams Cos., Inc.	34,600	3.045%	1,115	10/23/2008	MLP	(299)

							$(3,690)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	70	$43	$42
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	70	37	90

				$80	$132

Transactions in written call and put options for the period ended September 30, 2008:
	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	508	79,800	1,089
Closing Buys	0	(28,400)	(221)
Expirations	(218)	(51,400)	(524)
Exercised	(150)	0	(264)

Balance at 09/30/2008	140	$0	$80

(j)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Roper Industries, Inc.	1.481%	01/15/2034	07/10/2007 - 09/30/2008	$2,035	$1,791	0.40%

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	BCLY	1,174	12/2008	$0	$(65)	$(65)
Sell		BCLY	115	12/2008	11	0	11
Sell		CITI	403	12/2008	16	0	16
Sell		HSBC	7,436	12/2008	283	0	283
Sell		JPM	1,702	12/2008	116	0	116
Sell		MSC	1,313	12/2008	44	0	44
Buy		UBS	10,205	12/2008	0	(623)	(623)
Sell		UBS	410	12/2008	12	0	12
Buy		HSBC	5,320	06/2009	0	(145)	(145)
Buy	GBP	BCLY	86	10/2008	0	(5)	(5)
Sell		UBS	1,969	11/2008	68	0	68
Sell	INR	CITI	70,760	11/2008	141	0	141
Buy		DUB	11,057	11/2008	0	(37)	(37)
Buy		HSBC	27,980	11/2008	0	(94)	(94)
Buy		JPM	31,723	11/2008	0	(113)	(113)
Buy	MYR	BCLY	2,600	11/2008	0	(45)	(45)
Sell		BOA	2,514	11/2008	0	(3)	(3)
Buy		DUB	1,207	11/2008	0	(21)	(21)
Buy		JPM	6,991	11/2008	0	(124)	(124)
Buy	PHP	HSBC	42,000	11/2008	0	(58)	(58)
Buy		JPM	41,700	11/2008	0	(51)	(51)
Buy		BCLY	9,700	02/2009	0	(10)	(10)
Buy		DUB	4,700	02/2009	0	(6)	(6)
Buy		HSBC	11,590	02/2009	0	(13)	(13)
Buy		JPM	16,324	02/2009	0	(13)	(13)
Sell		JPM	36,695	02/2009	0	(11)	(11)

58	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	MLP	3,700	02/2009	$0	$(5)	$(5)
Buy		MSC	12,900	02/2009	0	(15)	(15)
Buy		RBS	3,600	02/2009	0	(5)	(5)
Buy		LEH	2,400	12/2010	0	(3)	(3)
Sell		LEH	2,400	12/2010	0	(1)	(1)
Buy	RUB	BCLY	53,849	11/2008	0	(97)	(97)
Sell		HSBC	979	11/2008	4	0	4
Sell		UBS	18,243	11/2008	24	0	24
Buy		BCLY	16,386	05/2009	0	(52)	(52)
Buy		HSBC	10,125	05/2009	0	(31)	(31)
Buy	SGD	BCLY	3,609	11/2008	0	(165)	(165)
Buy		CITI	450	11/2008	0	(17)	(17)
Buy		CSFB	45	11/2008	0	(2)	(2)
Sell		JPM	1,042	11/2008	3	0	3
Buy		LEH	405	12/2010	0	(18)	(18)
Sell		LEH	405	12/2010	3	0	3

					$725	$(1,848)	$(1,123)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$21,852	$368,407	$6,975	$397,234
Other Financial Instruments ++	616	(7,665)	(392)	(7,441)

Total	$22,468	$360,742	$6,583	$389,793

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$3,092	$0	$0	$0	$(1,035)	$4,918	$6,975
Other Financial Instruments ++	(251)	0	0	0	(140)	(1)	(392)

Total	$2,841	$0	$0	$0	$(1,175)	$4,917	$6,583

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	59

Schedule of Investments  Diversified Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 4.8%

Amadeus Global Travel Distribution S.A.
4.486% due 04/08/2013	$2,417	$1,936
4.986% due 04/08/2014	2,417	1,946

Berry Plastics Holding Corp.
9.791% due 06/05/2014	4,950	4,026

Biomet, Inc.
6.762% due 03/25/2015	4,962	4,584

Boc Group, Inc.
4.810% due 05/31/2014	2,475	2,110

Community Health Systems, Inc.
4.000% due 07/25/2014	449	395
5.060% due 07/25/2014	6,666	5,866
5.954% due 07/25/2014	2,121	1,866

CSC Holdings, Inc.
4.569% due 03/30/2013	5,885	5,212

Daimler Finance North America LLC
6.820% due 08/03/2012	12,870	8,742

Dex Media West LLC
7.000% due 10/13/2014	474	413
7.770% due 10/13/2014	526	459

FCI Connectors
4.237% due 03/09/2013	1,869	1,659

Georgia-Pacific Corp.
4.219% due 12/20/2012	590	523
4.551% due 12/20/2012	716	634
4.567% due 12/20/2012	8,252	7,313

Goodyear Tire & Rubber Co.
4.540% due 04/30/2014	3,000	2,553

Hawaiian Telcom Communications, Inc.
6.262% due 06/01/2014	958	667

HCA, Inc.
6.012% due 11/18/2013	10,521	9,252

Health Management Associates, Inc.
5.512% due 02/28/2014	3,772	3,197

Ineos Group Holdings PLC
4.885% due 10/07/2013	2,460	1,969
5.385% due 10/07/2014	2,460	2,104
5.727% due 10/07/2012	229	191
5.952% due 10/07/2012	1,276	1,065

Las Vegas Sands Corp.
4.560% due 05/23/2014	3,960	3,015
5.520% due 05/23/2014	1,000	761

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	7,869	5,619

MGM Mirage
3.409% due 10/03/2011	400	358
3.418% due 10/03/2011	200	179
3.437% due 10/03/2011	240	215
3.671% due 10/03/2011	600	518
3.737% due 10/03/2011	200	173
3.805% due 10/03/2011	160	114
4.010% due 10/03/2011	200	173

NRG Energy, Inc.
2.701% due 02/01/2013	1,579	1,396
4.196% due 02/01/2013	863	762
4.346% due 02/01/2013	158	140
5.262% due 02/01/2013	3,717	3,284

Polypore, Inc.
4.730% due 05/15/2014	4,455	4,143

RH Donnelley Corp.
6.750% due 06/30/2011	673	598
7.200% due 06/30/2011	146	129

Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014	1,109	940
6.071% due 10/10/2014	70	59

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.302% due 10/10/2014	$5,339	$4,525
7.262% due 10/10/2014	61	52

Thompson Learning, Inc.
6.200% due 07/05/2014	5,955	4,898

Tribune Co.
5.786% due 05/30/2014	4,691	2,498

Total Bank Loan Obligations (Cost $123,218)		103,231

CORPORATE BONDS & NOTES 49.7%

BANKING & FINANCE 22.9%

AES Red Oak LLC
8.540% due 11/30/2019	2,503	2,503

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	166

Allstate Life Global Funding II
3.461% due 05/21/2010	5,400	5,374

American General Finance Corp.
6.900% due 12/15/2017	5,000	2,322

American Honda Finance Corp.
4.500% due 05/26/2009	500	497

American International Group, Inc.
2.895% due 10/18/2011	4,900	2,910
5.850% due 01/16/2018	13,600	6,836

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,998

Banco Santander Chile
3.164% due 12/09/2009	5,000	4,910

Bank of America Corp.
4.750% due 08/01/2015	1,400	1,193
5.750% due 12/01/2017	8,000	6,795
8.000% due 12/29/2049	16,600	13,157
8.125% due 12/29/2049	10,600	8,577

BankAmerica Institutional Capital A
8.070% due 12/31/2026	500	429

Barclays Bank PLC
5.450% due 09/12/2012	11,600	11,577
7.700% due 04/29/2049	19,600	17,273

Bear Stearns Cos. LLC
6.400% due 10/02/2017	18,500	17,306
6.950% due 08/10/2012	6,500	6,572

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	488

C5 Capital SPV Ltd.
6.196% due 12/01/2049	200	194

C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,300	2,107

Calabash Re Ltd.
13.719% due 01/08/2010	1,000	1,033

Citigroup Capital XXI
8.300% due 12/21/2077	10,675	7,956

Citigroup, Inc.
5.300% due 10/17/2012	275	245
6.000% due 02/21/2012	650	602
8.400% due 04/29/2049	23,900	16,298

Columbia University
6.875% due 12/15/2015	500	570

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	2,857

ConocoPhillips Canada Funding Co. I
5.300% due 04/15/2012	2,800	2,840

Credit Suisse New York
5.000% due 05/15/2013	8,500	7,885

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DBS Bank Ltd.
3.027% due 05/16/2017	$5,000	$4,257

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	7,032	6,223

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,300	2,341

Export-Import Bank of China
4.875% due 07/21/2015	2,050	1,919
5.250% due 07/29/2014	6,625	6,636

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,825	1,497

First Empire Capital Trust II
8.277% due 06/01/2027	500	424

Forest City Enterprises, Inc.
6.500% due 02/01/2017	1,000	770
7.625% due 06/01/2015	375	302

Foundation Re II Ltd.
9.557% due 11/26/2010	1,800	1,789

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	1,400	1,379

General Electric Capital Corp.
2.910% due 04/10/2012	13,000	12,683
4.800% due 05/01/2013	400	365
5.450% due 01/15/2013	5,000	4,676
5.625% due 09/15/2017	525	451
5.875% due 02/15/2012	500	485

Goldman Sachs Group, Inc.
4.750% due 07/15/2013	1,225	1,057
5.250% due 10/15/2013	2,400	2,021
5.700% due 09/01/2012	165	142
6.150% due 04/01/2018	5,200	4,331
6.750% due 10/01/2037	14,200	9,484
7.350% due 10/01/2009	500	485

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	1,500	1,054

HBOS PLC
5.920% due 09/29/2049	7,500	4,427

HCP, Inc.
6.700% due 01/30/2018	5,000	4,201

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	2,900	2,799

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	360

HSBC Capital Funding LP
4.610% due 12/31/2049	4,700	4,022

HSBC Finance Corp.
4.750% due 07/15/2013	120	108

HSBC Holdings PLC
6.500% due 05/02/2036	5,300	4,392
6.500% due 09/15/2037	125	106

ICICI Bank Ltd.
5.750% due 01/12/2012	2,100	1,889

Intergas Finance BV
6.375% due 05/14/2017	2,700	1,951
6.875% due 11/04/2011	1,800	1,620

International Lease Finance Corp.
4.950% due 02/01/2011	4,700	3,478
6.625% due 11/15/2013	2,000	1,227

JPMorgan Chase & Co.
4.750% due 05/01/2013	1,900	1,770
6.000% due 01/15/2018	5,000	4,567

KRATON Polymers LLC
8.125% due 01/15/2014	1,860	1,088

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	825	107

60	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.951% due 05/25/2010 (a)	$100	$13

Longpoint Re Ltd.
8.069% due 05/08/2010	4,700	4,783

MBNA Capital B
3.601% due 02/01/2027	3,000	2,450

Merna Reinsurance Ltd.
4.412% due 07/07/2010	20,000	18,978

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	2,000	1,930
6.050% due 08/15/2012	8,000	7,508
6.875% due 04/25/2018	10,300	9,128

MetLife, Inc.
5.375% due 12/15/2012	45	44

Mirage Resorts, Inc.
7.250% due 08/01/2017	1,400	973

Morgan Stanley
5.750% due 08/31/2012	4,400	3,106
5.950% due 12/28/2017	2,400	1,506
6.000% due 04/28/2015	16,100	10,968

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	1,818

Mystic Re Ltd.
9.111% due 12/05/2008	1,100	1,100
11.811% due 12/05/2008	850	850
12.811% due 06/07/2011	700	716

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	300	300
4.750% due 03/01/2014	750	716
7.250% due 03/01/2012	4,815	5,002

Petroleum Export Ltd.
4.623% due 06/15/2010	1,555	1,543
5.265% due 06/15/2011	5,737	5,709

Petroleum Export Ltd. II
6.340% due 06/20/2011	3,706	3,692

Rabobank Capital Funding II
5.260% due 12/31/2049	2,860	2,650

Rabobank Nederland NV
3.209% due 05/19/2010	9,600	9,578

Residential Reinsurance 2007 Ltd.
9.561% due 06/06/2011	1,250	1,265
10.061% due 06/07/2010	15,500	15,839

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	500	485

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	7,420	5,316
7.175% due 05/16/2013	2,350	1,998

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	12,900	12,037

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	1,679

Swiss Bank Corp. NY
7.000% due 10/15/2015	500	486

Teco Finance, Inc.
6.750% due 05/01/2015	7,050	6,784

Tenneco, Inc.
8.625% due 11/15/2014	1,675	1,340
10.250% due 07/15/2013	617	637

Textron Financial Corp.
2.892% due 01/11/2010	11,000	10,801

TNB Capital L Ltd.
5.250% due 05/05/2015	570	523

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	793
6.625% due 03/20/2017	4,400	2,871
7.500% due 07/18/2016	7,050	5,024

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	$3,300	$3,006

UBS AG
3.714% due 05/05/2010	4,700	4,682
5.750% due 04/25/2018	1,850	1,612
5.875% due 12/20/2017	5,400	4,803

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,358

UBS Preferred Funding Trust V
6.243% due 05/12/2049	2,500	1,928

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	262

Universal City Development Partners
11.750% due 04/01/2010	500	484

Universal City Florida Holding Co. I & II
8.375% due 05/01/2010	500	485

Ventas Realty LP
6.500% due 06/01/2016	400	380
6.750% due 04/01/2017	2,635	2,503
8.750% due 05/01/2009	500	503
9.000% due 05/01/2012	800	838

Vita Capital III Ltd.
3.891% due 01/01/2011	3,150	3,050

Wachovia Bank N.A.
3.704% due 05/14/2010	19,800	16,215

Wachovia Corp.
5.250% due 08/01/2014	500	307

Wells Fargo & Co.
4.375% due 01/31/2013	9,000	8,281
5.250% due 10/23/2012	15,780	15,160

Wells Fargo Capital X
5.950% due 12/15/2036	2,800	2,309

Wells Fargo Capital XIII
7.700% due 12/29/2049	400	349

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	985

		488,792

INDUSTRIALS 20.9%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	50,550	49,539

AES El Salvador Trust
6.750% due 02/01/2016	11,800	9,890

Alcoa, Inc.
5.550% due 02/01/2017	5,000	4,473

Allison Transmission, Inc.
11.000% due 11/01/2015	600	525

America Movil SAB de C.V.
5.500% due 03/01/2014	3,380	3,185
5.750% due 01/15/2015	15,400	14,551

AmeriGas Partners LP
7.125% due 05/20/2016	5,075	4,568
7.250% due 05/20/2015	500	458

ARAMARK Corp.
6.301% due 02/01/2015	1,525	1,342
8.500% due 02/01/2015	4,470	4,224

ArvinMeritor, Inc.
8.125% due 09/15/2015	6,410	4,968
8.750% due 03/01/2012	1,760	1,487

Atlantic Richfield Co.
8.530% due 02/27/2012	500	563

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	932

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Biomet, Inc.
10.000% due 10/15/2017	$3,550	$3,639
10.375% due 10/15/2017 (b)	750	746
11.625% due 10/15/2017	5,425	5,479

BW GAS Ltd.
6.625% due 06/28/2017	760	783

C8 Capital SPV Ltd.
6.640% due 12/29/2049	22,900	21,218
6.640% due 12/31/2049	6,100	5,719

CBS Corp.
5.625% due 08/15/2012	3,500	3,298

Celestica, Inc.
7.875% due 07/01/2011	1,100	1,073

Chart Industries, Inc.
9.125% due 10/15/2015	1,300	1,339

Charter Communications Operating LLC
8.375% due 04/30/2014	2,900	2,574

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,250	2,031

Cisco Systems, Inc.
5.500% due 02/22/2016	500	481

Citic Resources Finance Ltd.
6.750% due 05/15/2014	600	458

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	500	504

Colorado Interstate Gas Co.
6.800% due 11/15/2015	2,300	2,189

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	331

Comcast Cable Communications LLC
7.125% due 06/15/2013	2,130	2,153

Comcast Corp.
5.300% due 01/15/2014	2,000	1,834
5.900% due 03/15/2016	2,900	2,660
6.500% due 01/15/2015	100	96

Community Health Systems, Inc.
8.875% due 07/15/2015	4,200	4,011

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	550	525

Con-way, Inc.
7.250% due 01/15/2018	5,000	4,802

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	2,400	1,944

Cox Communications, Inc.
7.125% due 10/01/2012	725	739

CSC Holdings, Inc.
7.875% due 02/15/2018	5,389	4,769
8.125% due 08/15/2009	25	25

CSX Corp.
5.600% due 05/01/2017	5,000	4,362

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	971

DaVita, Inc.
7.250% due 03/15/2015	1,400	1,337

Delhaize America, Inc.
8.050% due 04/15/2027	600	589

Delta Air Lines, Inc.
7.379% due 05/18/2010	3,123	3,037

Dex Media West LLC
8.500% due 08/15/2010	2,500	2,219
9.875% due 08/15/2013	2,980	1,855

Dow Chemical Co.
6.000% due 10/01/2012	250	253

See Accompanying Notes	Semiannual Report	September 30, 2008	61

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Dynegy Holdings, Inc.
7.750% due 06/01/2019	$3,630	$2,922
8.375% due 05/01/2016	6,270	5,486

EchoStar DBS Corp.
5.750% due 10/01/2008	3,900	3,900
7.125% due 02/01/2016	4,600	3,715

El Paso Corp.
7.000% due 06/15/2017	4,500	4,040
7.750% due 06/15/2010	300	305

Embraer Overseas Ltd.
6.375% due 01/24/2017	1,400	1,299

Energy Transfer Partners LP
5.650% due 08/01/2012	4,400	4,280

Ferrellgas Partners LP
8.750% due 06/15/2012	4,120	3,543

First Data Corp.
9.875% due 09/24/2015	6,815	5,358

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	7,070	4,914

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	742

Gaz Capital S.A.
6.212% due 11/22/2016	6,750	5,337
7.288% due 08/16/2037	10,000	7,150
8.625% due 04/28/2034	4,740	4,432

Gazprom International S.A.
7.201% due 02/01/2020	9,539	8,626

Georgia-Pacific LLC
7.000% due 01/15/2015	800	732
7.125% due 01/15/2017	4,250	3,814
8.000% due 01/15/2024	1,995	1,766

GTL Trade Finance, Inc.
7.250% due 10/20/2017	3,300	3,167

HCA, Inc.
7.190% due 11/15/2015	1,700	1,366
9.125% due 11/15/2014	4,175	4,071
9.250% due 11/15/2016	590	575
9.625% due 11/15/2016 (b)	3,300	3,143

Health Management Associates, Inc.
6.125% due 04/15/2016	290	233

Hertz Corp.
8.875% due 01/01/2014	2,350	2,039

Hewlett-Packard Co.
6.500% due 07/01/2012	500	526

HJ Heinz Co.
6.428% due 12/01/2020	5,100	5,109

Hospira, Inc.
4.950% due 06/15/2009	500	498

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,800	981

Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,544

ISA Capital do Brasil S.A.
7.875% due 01/30/2012	900	866
8.800% due 01/30/2017	2,200	2,118

Kohl’s Corp.
6.250% due 12/15/2017	5,000	4,628

Kraft Foods, Inc.
6.500% due 08/11/2017	2,000	1,928

Kroger Co.
7.000% due 05/01/2018	5,000	4,957

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,689

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mandalay Resort Group
9.375% due 02/15/2010	$1,534	$1,419

Marathon Global Funding Corp.
6.000% due 07/01/2012	500	509

Marks & Spencer PLC
6.250% due 12/01/2017	5,000	4,178

Masco Corp.
6.125% due 10/03/2016	5,000	4,351

McKesson Corp.
5.700% due 03/01/2017	5,000	4,727

MGM Mirage
7.500% due 06/01/2016	2,820	2,073

Miller Brewing Co.
5.500% due 08/15/2013	1,000	988

Nalco Co.
8.875% due 11/15/2013	400	401

New Albertson’s, Inc.
6.570% due 02/23/2028	800	636
7.450% due 08/01/2029	5,100	4,552
7.750% due 06/15/2026	2,150	1,983

Norampac Industries, Inc.
6.750% due 06/01/2013	1,170	883

Nortel Networks Ltd.
10.125% due 07/15/2013	7,750	4,979
10.750% due 07/15/2016	2,100	1,297

Northwest Airlines, Inc.
7.626% due 04/01/2010	1,013	912

Northwest Pipeline GP
7.000% due 06/15/2016	5,000	4,967

Novelis, Inc.
7.250% due 02/15/2015	661	578

Pemex Project Funding Master Trust
4.119% due 06/15/2010	700	690
9.375% due 12/02/2008	1	1

Petrobras International Finance Co.
6.125% due 10/06/2016	500	474

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	6,000	3,255

Quebecor Media, Inc.
7.750% due 03/15/2016	4,150	3,652

Qwest Communications International, Inc.
7.500% due 02/15/2014	11,225	9,766

RH Donnelley Corp.
8.875% due 10/15/2017	600	207

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	955

Rogers Cable, Inc.
6.750% due 03/15/2015	1,800	1,767

Rowan Cos., Inc.
5.880% due 03/15/2012	2,225	2,356

SandRidge Energy, Inc.
8.000% due 06/01/2018	3,725	3,222

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	2,672

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	481

SemGroup LP
8.750% due 11/15/2015 (a)	5,150	541

Sensata Technologies BV
8.000% due 05/01/2014	2,940	2,499

Station Casinos, Inc.
7.750% due 08/15/2016	1,450	794

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sungard Data Systems, Inc.
9.125% due 08/15/2013	$3,400	$3,077

Tesco PLC
5.500% due 11/15/2017	9,250	8,291

Tesoro Corp.
6.250% due 11/01/2012	190	167

Time Warner Cable, Inc.
5.850% due 05/01/2017	1,350	1,191

Time Warner, Inc.
6.875% due 05/01/2012	2,625	2,604

TRW Automotive, Inc.
7.000% due 03/15/2014	4,235	3,515
7.250% due 03/15/2017	2,200	1,749

Tyco International Group S.A.
6.375% due 10/15/2011	445	449
6.750% due 02/15/2011	500	508

United Airlines, Inc.
6.201% due 12/31/2049 (a)	157	152
7.336% due 01/02/2021	452	314
7.730% due 01/01/2012	507	501
10.850% due 02/19/2015 (a)	1,016	481

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,074
6.250% due 01/23/2017	3,700	3,474
8.250% due 01/17/2034	4,025	4,216

Valero Energy Corp.
6.125% due 06/15/2017	8,045	7,543
6.875% due 04/15/2012	1,550	1,593

Verso Paper Holdings LLC
9.125% due 08/01/2014	2,400	2,076

Viacom, Inc.
6.250% due 04/30/2016	5,000	4,507

Vitro SAB de C.V.
8.625% due 02/01/2012	3,500	2,783
9.125% due 02/01/2017	8,873	5,812

Walt Disney Co.
6.200% due 06/20/2014	500	519
6.375% due 03/01/2012	640	676

Williams Cos., Inc.
7.625% due 07/15/2019	925	912

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	3,070	2,633

XTO Energy, Inc.
7.500% due 04/15/2012	3,500	3,669

Yum! Brands, Inc.
6.250% due 03/15/2018	5,000	4,644

		447,442

UTILITIES 5.9%

AES Corp.
8.000% due 10/15/2017	3,575	3,244

AT&T Corp.
7.300% due 11/15/2011	947	984

Beaver Valley II Funding
9.000% due 06/01/2017	295	316

Cablevision Systems Corp.
4.238% due 03/30/2013	15	13
4.569% due 03/30/2013	15	13

Carolina Power & Light Co.
5.125% due 09/15/2013	750	750

CenturyTel, Inc.
6.000% due 04/01/2017	5,000	4,375

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	662

62	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Consumers Energy Co.
5.000% due 02/15/2012	$1,500	$1,444

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,472

Dominion Resources, Inc.
5.700% due 09/17/2012	260	258

Duke Energy Carolinas LLC
4.500% due 04/01/2010	1,250	1,259
5.300% due 10/01/2015	1,500	1,448
5.625% due 11/30/2012	225	228

Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015	9,000	9,836

Enel Finance International S.A.
5.700% due 01/15/2013	4,850	4,904

Energy Future Holdings Corp.
10.875% due 11/01/2017	6,725	6,103

FCI Connectors
4.200% due 03/09/2013	35	31

Frontier Communications Corp.
7.000% due 11/01/2025	400	246
7.875% due 01/15/2027	1,750	1,321

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	4,000	820

Homer City Funding LLC
8.734% due 10/01/2026	3,744	3,819

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	4,125	4,166

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	4,000	3,800

KT Corp.
4.875% due 07/15/2015	3,000	2,666

Majapahit Holding BV
7.250% due 10/17/2011	7,600	7,356
7.250% due 06/28/2017	400	354
7.750% due 10/17/2016	600	513
7.875% due 06/29/2037	400	298

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	298

Midwest Generation LLC
8.560% due 01/02/2016	355	365

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	882

Nevada Power Co.
5.875% due 01/15/2015	450	427
6.500% due 05/15/2018	6,050	5,735

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,321

Nextel Communications, Inc.
7.375% due 08/01/2015	4,625	3,054

NRG Energy, Inc.
7.375% due 02/01/2016	3,675	3,317
7.375% due 01/15/2017	330	301

Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	1,500	1,526

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	504

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	3,600	3,385

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,221

PSEG Power LLC
5.500% due 12/01/2015	900	813
6.950% due 06/01/2012	270	276

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Qwest Corp.
6.500% due 06/01/2017	$1,000	$805
7.250% due 09/15/2025	2,250	1,688
7.250% due 10/15/2035	1,365	976
7.500% due 06/15/2023	1,800	1,422
7.625% due 06/15/2015	1,250	1,094
8.875% due 03/15/2012	2,190	2,157

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	470	406

Reliant Energy, Inc.
6.750% due 12/15/2014	3,850	3,311
7.625% due 06/15/2014	3,725	2,812
7.875% due 06/15/2017	5,450	4,060

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,601

Sprint Capital Corp.
8.375% due 03/15/2012	850	766

Sprint Nextel Corp.
6.000% due 12/01/2016	5,200	4,010

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015	1,850	1,754

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	13,050	9,298

Verizon Communications, Inc.
5.250% due 04/15/2013	200	193
5.550% due 02/15/2016	400	369

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	462

Verizon New York, Inc.
6.875% due 04/01/2012	25	25

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	491

Virginia Electric and Power Co.
4.750% due 03/01/2013	245	236

		125,060

Total Corporate Bonds & Notes (Cost $1,229,628)		1,061,294

MUNICIPAL BONDS & NOTES 1.7%

Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	875

Arkansas State Northern Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	100	65

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	100	92

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	596

Chino Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2006
0.000% due 08/01/2023	850	321

Clovis, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2020	500	253

Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	500	505

East Bay, California Municipal Utility District Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 06/01/2032	8,415	7,957

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	$500	$427

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	2,300	1,958

Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	400	387

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	980	683
5.750% due 06/01/2047	800	589

Indiana State University Revenue Bonds, Series 2008
5.000% due 06/01/2038	600	555

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	498

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	900	851

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	400	381

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	1,800	1,653
5.000% due 07/01/2044	5,000	4,478

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	700	631
4.500% due 07/01/2023	800	707
4.500% due 07/01/2024	1,100	962

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	700	607

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	800	551
5.000% due 06/01/2041	130	82

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	700	648

New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	512

North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	600	557

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	4,000	3,029

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	468

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	450	319

University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	600	543

University of California Revenue Bonds, (FSA/FGIC Insured), Series 2007
5.000% due 05/15/2037	200	177
5.000% due 05/15/2041	400	362

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2036	700	656

See Accompanying Notes	Semiannual Report	September 30, 2008	63

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State General Obligation Bonds, Series 2008
5.000% due 01/01/2033	$400	$372

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	2,200	1,946

Total Municipal Bonds & Notes (Cost $40,188)		36,253

U.S. GOVERNMENT AGENCIES 20.9%

Fannie Mae
3.198% due 10/18/2030	16	15
3.707% due 03/25/2017	92	91
4.000% due 08/01/2018 - 08/01/2020 (g)	3,784	3,664
4.278% due 03/01/2044 (g)	149	149
4.500% due 02/01/2035 - 08/01/2035 (g)	2,107	1,998
5.000% due 12/01/2013 - 09/01/2038 (g)	28,553	27,995
5.000% due 02/25/2017 - 11/01/2038	54,511	53,058
5.133% due 04/01/2036 (g)	401	404
5.168% due 12/01/2036 (g)	221	222
5.280% due 03/01/2036 (g)	376	377
5.500% due 12/01/2032 - 07/01/2038 (g)	97,162	97,075
5.500% due 10/01/2038	223,000	222,129
5.820% due 09/01/2031 (g)	28	28
6.000% due 04/01/2016 - 10/01/2038	15,441	15,627
6.000% due 01/01/2023 (g)	75	76
6.061% due 02/01/2035 (g)	259	260
6.260% due 03/01/2011 (g)	378	387
6.500% due 08/01/2011 (g)	40	42
6.500% due 06/25/2028 - 12/01/2029	189	198
6.850% due 12/18/2027	216	224

Federal Farm Credit Bank
7.561% due 11/29/2049	500	322

Federal Home Loan Bank
4.060% due 08/25/2009	247	247

Freddie Mac
2.718% due 02/15/2019	6,581	6,416
2.988% due 09/15/2030	52	51
4.278% due 10/25/2044 - 02/25/2045	286	274
4.478% due 07/25/2044	444	405
5.000% due 06/15/2016 - 09/15/2024	803	806
5.314% due 05/01/2023	29	30
5.500% due 03/15/2017 - 09/15/2017	3,032	3,090
6.500% due 07/25/2043	19	20
7.000% due 06/15/2013	33	36
7.500% due 06/01/2024	7	8

Ginnie Mae
3.956% due 09/16/2021	352	350
4.045% due 07/16/2020	663	660
4.385% due 08/16/2030	1,397	1,394
4.500% due 08/15/2033 (g)	44	42
5.125% due 11/20/2023 - 11/20/2027 (g)	71	72
5.125% due 11/20/2026	20	20
5.149% due 06/16/2023	148	149
5.375% due 03/20/2026 - 05/20/2026 (g)	75	76
5.625% due 07/20/2026 (g)	39	39
6.569% due 09/16/2026	975	1,012
8.000% due 03/20/2030 (g)	86	94
8.500% due 07/20/2030 - 03/20/2031	18	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.250% due 12/20/2019 - 06/20/2021	$20	$22
9.500% due 07/15/2009 - 12/20/2020	6	7
10.000% due 07/15/2013	11	12

New Valley Generation I
7.299% due 03/15/2019	792	896

Private Export Funding Corp.
4.550% due 05/15/2015	750	747

Small Business Administration
4.340% due 03/01/2024	246	232
4.504% due 02/10/2014	82	79
5.130% due 09/01/2023	46	46
5.886% due 09/01/2011	250	253
6.030% due 02/10/2012	1,317	1,338
6.900% due 12/01/2020	914	950
7.150% due 03/01/2017	389	402
7.300% due 05/01/2017	268	277
7.640% due 03/01/2010	15	15

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,016

Total U.S. Government Agencies (Cost $443,412)		445,944

MORTGAGE-BACKED SECURITIES 7.4%

Adjustable Rate Mortgage Trust
4.988% due 01/25/2035	9,049	8,482
5.415% due 01/25/2036	714	605

American Home Mortgage Assets
3.417% due 10/25/2046	2,116	825

American Home Mortgage Investment Trust
5.660% due 09/25/2045	517	352

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	2,900	2,472
5.936% due 02/10/2051	4,400	3,772

Banc of America Funding Corp.
5.756% due 03/20/2036	548	441

Banc of America Mortgage Securities, Inc.
4.519% due 07/25/2034	602	566
5.436% due 02/25/2036	197	172

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	9,294	8,652
4.734% due 01/25/2034	18	17
4.837% due 01/25/2034	42	39
5.010% due 01/25/2035	128	115
5.474% due 05/25/2047	1,613	1,359
5.600% due 02/25/2033	94	88
5.732% due 02/25/2036	546	417
6.752% due 02/25/2033	10	10

Bear Stearns Alt-A Trust
3.427% due 12/25/2046	371	113
5.370% due 05/25/2035	130	110
5.471% due 08/25/2036	700	387
5.504% due 09/25/2035	2,556	2,062

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	500	511

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	66	66

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	1,200	1,029

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	209	199
4.683% due 08/25/2035	679	513
6.014% due 09/25/2037	2,691	1,882

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	657	635

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	$4,400	$3,821

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	3,183	1,941
3.398% due 07/20/2046	1,579	975
3.437% due 08/25/2046	446	183
3.468% due 09/20/2046	600	244
3.537% due 11/20/2035	639	409
3.855% due 12/25/2035	806	492
5.417% due 10/25/2035	490	423
5.750% due 03/25/2037	500	344
6.000% due 10/25/2032	5	4

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	318	206
3.507% due 04/25/2046	590	242
4.723% due 02/25/2034	2,192	2,111
4.822% due 04/20/2035	1,457	1,325
7.047% due 10/19/2032	8	8

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	500	420
5.681% due 02/15/2039	5,000	4,657

CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036	11,500	10,968
5.014% due 06/25/2033	947	926
5.435% due 09/15/2034	486	476

CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	800	595

Denver Arena Trust
6.940% due 11/15/2019	278	268

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018	559	530
5.500% due 12/25/2035	700	465
5.588% due 10/25/2035	476	311
6.300% due 07/25/2036	700	494

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	351	345

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	954

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	11,715

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	1,328	1,297

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	2,587	2,325
6.624% due 05/03/2018	600	629

GSR Mortgage Loan Trust
5.178% due 01/25/2036	665	584
5.346% due 11/25/2035	504	425

Homebanc Mortgage Trust
5.804% due 04/25/2037	565	459

Indymac Index Mortgage Loan Trust
3.447% due 07/25/2035	193	126
3.477% due 06/25/2037	665	280

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	14,800	14,040
5.336% due 05/15/2047	2,100	1,812
5.506% due 12/12/2044	4,985	4,648
5.794% due 02/12/2051	2,700	2,292
5.937% due 02/12/2049	1,600	1,367

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	3,300	2,776

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.658% due 10/15/2017	2,609	2,431

MASTR Adjustable Rate Mortgages Trust
3.447% due 05/25/2037	540	315
3.547% due 05/25/2047	500	179

64	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.137% due 08/25/2034	$202	$185
5.255% due 11/25/2033	82	83

MASTR Alternative Loans Trust
3.607% due 03/25/2036	1,245	684

Merrill Lynch Alternative Note Asset
5.648% due 06/25/2037	619	394

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	600	503

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	3,145	2,557

MLCC Mortgage Investors, Inc.
4.352% due 10/25/2035	4,757	4,445

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	8,697
5.692% due 04/15/2049	1,200	1,022
5.809% due 12/12/2049	4,200	3,589

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	246	211

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	384

Provident Funding Mortgage Loan Trust
4.498% due 08/25/2033	557	541

Residential Accredit Loans, Inc.
3.437% due 05/25/2037	862	294
5.714% due 02/25/2036	450	328

Residential Asset Securitization Trust
3.607% due 01/25/2046	2,681	1,668

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	688	592

Salomon Brothers Mortgage Securities VII, Inc.
3.707% due 05/25/2032	81	76

Structured Adjustable Rate Mortgage Loan Trust
5.344% due 01/25/2035	1,018	745
6.000% due 03/25/2036	484	322

Structured Asset Mortgage Investments, Inc.
3.427% due 05/25/2036	3,687	2,273
3.467% due 05/25/2046	551	231

Structured Asset Securities Corp.
4.763% due 06/25/2033	1,345	1,222

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	2,325	2,057

Wachovia Mortgage Loan Trust LLC
5.447% due 10/20/2035	514	436

WaMu Mortgage Pass-Through Certificates
3.555% due 02/25/2047	1,780	937
3.605% due 06/25/2047	632	274
3.747% due 12/25/2027	507	437
3.855% due 08/25/2046	1,074	612
3.948% due 02/27/2034	23	21
4.255% due 06/25/2042	18	17
4.559% due 06/25/2033	367	358
5.468% due 02/25/2037	1,780	1,497

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.615% due 04/25/2047	837	379
3.625% due 04/25/2047	797	340
3.695% due 05/25/2047	789	376

Washington Mutual MSC Mortgage Pass-Through Certificates
6.044% due 02/25/2033	7	7

Wells Fargo Mortgage-Backed Securities Trust
3.707% due 07/25/2037	1,192	1,040
4.992% due 12/25/2034	1,214	1,104
5.594% due 07/25/2036	719	581

Total Mortgage-Backed Securities (Cost $171,521)		159,247

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 1.4%

Aurum CLO 2002-1 Ltd.
3.221% due 04/15/2014	$4,567	$4,422

Chase Issuance Trust
3.138% due 11/15/2011	1,000	992

Countrywide Asset-Backed Certificates
3.317% due 10/25/2046	59	57

CPL Transition Funding LLC
6.250% due 01/15/2017	750	746

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	769

Ford Credit Auto Owner Trust
3.388% due 01/15/2011	4,000	3,958

GSAA Trust
3.507% due 03/25/2037	700	282
3.507% due 05/25/2047	700	270

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	638

JPMorgan Mortgage Acquisition Corp.
3.267% due 04/25/2037	336	309

Lehman XS Trust
3.437% due 06/25/2046	715	294

Morgan Stanley Mortgage Loan Trust
3.567% due 04/25/2037	700	354
5.726% due 10/25/2036	500	399

Public Service New Hampshire Funding LLC
5.730% due 11/01/2010	31	31

SLM Student Loan Trust
2.780% due 04/25/2014	1,256	1,246
2.950% due 01/25/2017	492	486
4.173% due 04/25/2023	13,900	13,952

Total Asset-Backed Securities (Cost $29,959)		29,205

SOVEREIGN ISSUES 7.3%

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,531
8.250% due 09/19/2027	570	621

Brazilian Government International Bond
8.750% due 02/04/2025	2,830	3,332
8.875% due 10/14/2019	8,400	9,870
8.875% due 04/15/2024	2,157	2,583

China Development Bank
5.000% due 10/15/2015	500	472

Colombia Government International Bond
7.375% due 01/27/2017	7,800	8,190
7.375% due 09/18/2037	3,900	3,914
8.250% due 12/22/2014	5,200	5,668
10.375% due 01/28/2033	275	375
10.750% due 01/15/2013	8,800	10,351
11.750% due 02/25/2020	725	1,006

Croatia Government International Bond
3.938% due 07/31/2010	56	55

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,036
10.250% due 11/08/2011	1,000	1,115

Hong Kong Government International Bond
5.125% due 08/01/2014	750	751

Indonesia Government International Bond
6.875% due 03/09/2017	5,700	5,244

Korea Development Bank
2.919% due 10/31/2008	500	500
3.092% due 11/22/2012	7,500	7,281
3.186% due 10/20/2009	1,600	1,601
5.300% due 01/17/2013	700	696
5.750% due 09/10/2013	385	355

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Korea Expressway Corp.
4.875% due 04/07/2014		$1,540	$1,429
5.125% due 05/20/2015		750	689

Malaysia Government International Bond
8.750% due 06/01/2009		255	263

Mexico Government International Bond
8.000% due 09/24/2022		45	52

Panama Government International Bond
7.250% due 03/15/2015		2,325	2,424
8.875% due 09/30/2027		2,600	3,159
9.375% due 04/01/2029		1,705	2,123

Peru Government International Bond
6.550% due 03/14/2037		320	295
8.375% due 05/03/2016		3,870	4,141
8.750% due 11/21/2033		1,000	1,195

Philippine Government International Bond
6.375% due 01/15/2032		14,900	13,876
7.750% due 01/14/2031		1,100	1,160

Poland Government International Bond
4.000% due 10/27/2024		55	52

Russia Government International Bond
7.500% due 03/31/2030		9,432	9,670

South Africa Government International Bond
5.875% due 05/30/2022		750	638
6.500% due 06/02/2014		7,500	7,369
7.375% due 04/25/2012		2,730	2,802

Ukraine Government International Bond
7.650% due 06/11/2013		9,975	8,329

Uruguay Government International Bond
7.625% due 03/21/2036		1,000	955
8.000% due 11/18/2022		9,471	9,519
9.250% due 05/17/2017		100	113

Venezuela Government International Bond
3.791% due 04/20/2011		1,500	1,233
6.000% due 12/09/2020		6,200	3,549
8.500% due 10/08/2014		2,000	1,580
10.750% due 09/19/2013		80	74

Vietnam Government International Bond
4.000% due 03/12/2028		10,000	6,885
6.875% due 01/15/2016		3,000	2,865

Total Sovereign Issues (Cost $164,983)			155,986

FOREIGN CURRENCY-DENOMINATED ISSUES 16.1%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	880

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	1,500	2,123

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	3,866

BCM Ireland Finance Ltd.
9.965% due 08/15/2016		2,400	2,593

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	5,892

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	4,000	3,198
6.000% due 08/15/2024		26,700	21,570
6.000% due 05/15/2045		4,000	3,049

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		86,119	40,205
10.000% due 01/01/2017		31,740	13,291

Brazilian Government International Bond
12.500% due 01/05/2016		1,000	548
12.500% due 01/05/2022		5,200	2,815

See Accompanying Notes	Semiannual Report	September 30, 2008	65

Schedule of Investments  Diversified Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	$4,683

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	2,331

Codere Finance Luxembourg S.A.
8.250% due 06/15/2015		1,500	1,584

Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	4,806

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,480

Eircom Group PLC
6.881% due 08/15/2014		1,750	2,184
7.131% due 08/15/2015		1,750	2,194

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,481

Gaz Capital S.A.
5.440% due 11/02/2017	EUR	200	200
5.875% due 06/01/2015		14,000	14,930
7.800% due 09/27/2010		3,500	4,766

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	4,840

Green Valley Ltd.
8.562% due 01/10/2011		1,300	1,826

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	1,746

HBOS PLC
4.875% due 03/29/2049	EUR	3,480	3,313

HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,159

Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	1,424

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	1,914

JSG Holding PLC
6.390% due 01/12/2013	EUR	157	194
6.408% due 01/12/2013		92	113
6.408% due 11/29/2013		32	40
6.640% due 01/12/2014		225	278
6.658% due 01/12/2014		107	133
6.658% due 02/18/2015		528	654
6.834% due 01/12/2013		322	398
6.839% due 01/12/2013		215	265
6.848% due 01/12/2013		430	530
6.996% due 02/18/2014		752	927
7.084% due 01/12/2014		112	139
7.088% due 01/12/2014		225	278
7.098% due 01/12/2014		384	475
7.131% due 01/12/2014		127	158
7.246% due 11/29/2014		135	167
7.267% due 11/29/2014		157	195

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	2,250	$1,932

Mexican Bonos
7.250% due 12/15/2016	MXN	52,000	4,438
8.000% due 12/17/2015		121,000	10,820

Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	2,144

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	930

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	943

Nordic Telephone Co. Holdings ApS
6.386% due 11/30/2013	EUR	2,991	3,901
6.636% due 11/30/2014		3,581	4,700
8.250% due 05/01/2016		3,300	3,902

OI European Group BV
6.875% due 03/31/2017		820	993

PagesJaunes Groupe
6.260% due 01/11/2014		4,000	4,698

Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	15,250

Punch Taverns Finance PLC
6.468% due 04/15/2033	GBP	7,300	7,763

Pylon Ltd.
6.469% due 12/18/2008	EUR	1,500	2,099

QBE International Holdings PLC
9.535% due 08/03/2020	AUD	3,000	2,322

Republic of Germany
3.750% due 01/04/2017	EUR	20,000	27,692
4.750% due 07/04/2028		7,900	11,296

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	2,963

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	2,376
9.644% due 04/06/2011		3,129	4,945

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,365

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	100,000	937
1.464% due 12/31/2049		100,000	915
4.375% due 10/27/2014	EUR	3,500	4,817

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	138,600	12,301

Unitymedia Hessen GmbH & Co. KG
7.836% due 04/15/2013	EUR	2,825	3,540

UPC Broadband Holding BV
6.513% due 12/31/2014		6,456	7,397

UPC Holding BV
7.750% due 01/15/2014		2,300	2,631

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Uruguay Government International Bond
3.700% due 06/26/2037 (d)	UYU	23,365	$827
5.000% due 09/14/2018 (d)		32,608	1,559
6.875% due 01/19/2016	EUR	13,000	17,798

Veolia Environnement
4.875% due 05/28/2013		3,460	4,721

Virgin Media Finance PLC
8.750% due 04/15/2014		2,300	2,501

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	2,947

Total Foreign Currency-Denominated Issues (Cost $384,741)			346,198

SHORT-TERM INSTRUMENTS 11.8%

COMMERCIAL PAPER 2.1%

Federal Home Loan Bank
0.100% due 10/07/2008		$44,300	44,299

REPURCHASE AGREEMENTS 6.3%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		128,600	128,600
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $131,031. Repurchase proceeds are $128,601.)

State Street Bank and Trust Co.
1.000% due 10/01/2008		6,687	6,687
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 0.000% due 10/01/2008 valued at $6,825. Repurchase proceeds are $6,687.)

			135,287

U.S. TREASURY BILLS 3.4%
1.255% due 11/28/2008 - 12/26/2008 (c)(e)(f)		72,240	71,743

Total Short-Term Instruments (Cost $251,655)			251,329

PURCHASED OPTIONS (j) 0.6%
(Cost $10,412)			12,253

Total Investments 121.7% (Cost $2,849,717)			$2,600,940

Written Options (k) (0.2%) (Premiums $3,081)			(3,327)

Other Assets and Liabilities (Net) (21.5%)			(460,914)

Net Assets 100.0%			$2,136,699

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $62,306 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $1,693 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $16,172 at a weighted average interest rate of 2.965%. On September 30, 2008, securities valued at $133,001 were pledged as collateral for reverse repurchase agreements.

66	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(h)	Cash of $19,661 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	20	$79
90-Day Eurodollar December Futures	Long	12/2008	423	(302)
90-Day Eurodollar December Futures	Long	12/2009	10,328	3,341
Euro-Bobl December Futures	Long	12/2008	22	24
Euro-Bund 10-Year Bond December Futures	Long	12/2008	168	150
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,892	(906)

				$2,386

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc. 5.550% due 02/01/2017	(0.560%)	03/20/2017	BOA	1.658%	$5,000	$353	$0	$353
American General Finance Corp. 6.900% due 12/15/2017	(1.370%)	12/20/2017	MLP	9.139%	2,500	1,103	0	1,103
American General Finance Corp. 6.900% due 12/15/2017	(1.300%)	12/20/2017	RBS	9.139%	2,500	1,109	0	1,109
American International Group, Inc. 6.250% due 05/01/2036	(5.000%)	03/20/2013	DUB	14.972%	2,200	568	462	106
Argentina Government International Bond 8.280% due 12/31/2033	(3.700%)	08/20/2016	BCLY	9.904%	2,000	532	0	532
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(1.500%)	12/20/2017	RBS	1.400%	5,000	(37)	0	(37)
CenturyTel, Inc. 6.000% due 04/01/2017	(0.595%)	06/20/2017	BOA	1.678%	5,000	361	0	361
Con-way, Inc. 7.250% due 01/15/2018	(1.834%)	03/20/2018	BOA	2.500%	5,000	212	0	212
CSX Corp. 5.600% due 05/01/2017	(0.880%)	06/20/2017	UBS	1.549%	5,000	224	0	224
Cytec Industries, Inc. 6.000% due 10/01/2015	(1.000%)	12/20/2015	DUB	0.866%	1,000	(9)	0	(9)
HCP, Inc. 6.700% due 01/30/2018	(1.227%)	03/20/2018	BOA	3.382%	5,000	666	0	666
International Lease Finance Corp. 6.625% due 11/15/2013	(1.540%)	12/20/2013	BCLY	8.310%	2,000	442	0	442
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.500%)	12/20/2017	BNP	1.400%	1,000	63	0	63
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.540%)	12/20/2017	DUB	1.400%	4,000	242	0	242
Knight, Inc. 6.500% due 09/01/2012	(1.530%)	03/20/2011	DUB	1.249%	4,000	(28)	0	(28)
Kohl’s Corp. 6.250% due 12/15/2007	(0.786%)	12/20/2017	BOA	1.298%	5,000	179	0	179
Korea Development Bank 5.750% due 09/10/2013	(0.940%)	03/20/2013	MSC	3.371%	2,700	250	0	250
Kraft Foods, Inc. 6.500% due 08/11/2017	(0.590%)	09/20/2017	DUB	1.008%	2,000	59	0	59
Kroger Co. 7.000% due 05/01/2018	(0.550%)	06/20/2018	JPM	0.683%	5,000	50	0	50
Ltd. Brands, Inc. 6.125% due 12/01/2012	(2.410%)	09/20/2017	GSC	3.100%	2,000	81	0	81
Marks & Spencer PLC 6.250% due 12/01/2017	(0.950%)	12/20/2017	RBS	2.926%	5,000	637	0	637
Masco Corp. 6.125% due 10/03/2016	(0.915%)	12/20/2016	CSFB	2.560%	5,000	479	0	479
McKesson Corp. 5.700% due 03/01/2017	(0.380%)	03/20/2017	BOA	0.492%	5,000	39	0	39
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.585%)	06/20/2012	MSC	1.537%	4,000	128	0	128
Morgan Stanley 6.000% due 04/28/2015	(1.040%)	06/20/2015	BCLY	9.326%	500	146	0	146
Morgan Stanley 6.000% due 04/28/2015	(1.200%)	06/20/2015	BOA	9.326%	200	57	0	57
Morgan Stanley 6.000% due 04/28/2015	(1.210%)	06/20/2015	BOA	9.326%	100	29	0	29
Sprint Nextel Corp. 6.000% due 12/01/2016	(1.125%)	12/20/2016	BEAR	3.750%	5,000	733	0	733
Tesoro Corp. 6.250% due 11/01/2012	(2.950%)	12/20/2012	BOA	3.676%	190	5	0	5
Textron Financial Corp. 3-Month USD-LIBOR plus 0.100% due 01/11/2010	(0.090%)	03/20/2010	MSC	3.664%	15,000	746	0	746
Time Warner, Inc. 5.875% due 11/15/2016	(0.830%)	12/20/2016	JPM	1.440%	5,000	196	0	196
Viacom, Inc. 6.250% due 04/30/2016	(0.900%)	06/20/2016	MSC	1.690%	5,000	241	0	241
Yum! Brands, Inc. 6.250% due 03/15/2018	(0.820%)	03/20/2018	DUB	1.282%	5,000	165	0	165

						$10,021	$462	$9,559

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	1.950%	03/20/2013	BCLY	14.972%	$2,800	$(946)	$0	$(946)
American International Group, Inc. 6.250% due 05/01/2036	1.975%	03/20/2013	RBS	14.972%	5,400	(1,820)	0	(1,820)
Argentina Government International Bond 8.280% due 12/31/2033	2.540%	08/20/2011	BCLY	9.951%	4,000	(675)	0	(675)

See Accompanying Notes	Semiannual Report	September 30, 2008	67

Schedule of Investments  Diversified Income Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp. 7.400% due 01/15/2011	0.160%	06/20/2011	UBS	1.821%		$12,000	$(502)	$0	$(502)
Brazilian Government International Bond 12.250% due 03/06/2030	1.360%	08/20/2011	BCLY	1.301%		1,800	6	0	6
Brazilian Government International Bond 12.250% due 03/06/2030	1.370%	08/20/2011	BCLY	1.301%		1,800	6	0	6
Brazilian Government International Bond 12.250% due 03/06/2030	1.470%	02/20/2017	MSC	2.132%		700	(29)	0	(29)
Celestica, Inc. 7.875% due 07/01/2011	2.850%	09/20/2011	BCLY	3.815%		2,100	(52)	0	(52)
CEMEX SAB de C.V. 9.625% due 10/01/2009	1.050%	12/20/2016	JPM	3.803%		1,500	(229)	0	(229)
Chesapeake Energy Corp. 6.875% due 01/15/2016	1.000%	06/20/2012	CSFB	3.090%		3,700	(251)	0	(251)
Chesapeake Energy Corp. 6.875% due 01/15/2016	1.710%	09/20/2012	CSFB	3.186%		5,650	(285)	0	(285)
Citigroup, Inc. 7.250% due 10/01/2010	0.163%	06/20/2011	MSC	3.888%		12,000	(1,095)	0	(1,095)
Codere Finance S.A. 8.250% due 06/15/2015	3.920%	12/20/2012	GSC	8.064%	EUR	1,700	(287)	0	(287)
Codere Finance S.A. 8.250% due 06/15/2015	4.150%	12/20/2012	JPM	8.064%		1,500	(239)	0	(239)
Colombia Government International Bond 10.375% due 01/28/2033	1.070%	01/20/2012	UBS	1.643%		$1,000	(15)	0	(15)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%		48,100	(101)	0	(101)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	12/20/2010	UBS	28.285%		4,400	(1,393)	(1,100)	(293)
France Telecom S.A. 7.250% due 01/28/2013	0.330%	09/20/2011	UBS	0.756%	EUR	3,900	(64)	0	(64)
France Telecom S.A. 7.250% due 01/28/2013	0.325%	09/20/2011	WAC	0.756%		3,900	(65)	0	(65)
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	0.910%	06/20/2012	BOA	1.633%		$1,800	(44)	0	(44)
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	0.890%	06/20/2012	MSC	1.633%		5,950	(148)	0	(148)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	12/20/2012	DUB	6.175%		3,540	(552)	0	(552)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.235%	06/20/2012	MSC	4.702%		4,000	(536)	0	(536)
Indonesia Government International Bond 6.750% due 03/10/2014	2.320%	12/20/2016	BCLY	4.066%		3,000	(309)	0	(309)
Indonesia Government International Bond 6.750% due 03/10/2014	1.390%	12/20/2011	RBS	3.088%		5,000	(246)	0	(246)
Indonesia Government International Bond 6.750% due 03/10/2014	1.525%	12/20/2011	RBS	3.088%		3,000	(136)	0	(136)
Indonesia Government International Bond 6.750% due 03/10/2014	2.385%	09/20/2016	RBS	4.036%		700	(67)	0	(67)
JPMorgan Chase & Co. 6.750% due 02/01/2011	0.210%	06/20/2011	UBS	1.665%		12,000	(439)	0	(439)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%		11,000	3	0	3
JSC Gazprom 8.625% due 04/28/2034	1.490%	09/20/2017	DUB	4.798%		5,000	(983)	0	(983)
JSC Gazprom 8.625% due 04/28/2034	1.380%	12/20/2008	MSC	3.467%		33,800	(25)	0	(25)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%		7,900	(1)	0	(1)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted		4,700	(3,962)	0	(3,962)
Mexico Government International Bond 11.500% due 05/15/2026	1.280%	02/20/2009	MSC	0.038%		900	6	0	6
Mexico Government International Bond 11.500% due 05/15/2026	2.070%	09/20/2013	MSC	1.476%		530	14	0	14
Mexico Government International Bond 11.500% due 05/15/2026	2.170%	09/20/2013	MSC	1.476%		120	4	0	4
Mexico Government International Bond 7.500% due 04/08/2033	2.050%	09/20/2013	GSC	1.476%		210	6	0	6
Mexico Government International Bond 7.500% due 04/08/2033	0.920%	03/20/2016	JPM	1.668%		650	(30)	0	(30)
Mexico Government International Bond 7.500% due 04/08/2033	0.695%	01/20/2017	UBS	1.726%		500	(33)	0	(33)
Peru Government International Bond 8.750% due 11/21/2033	1.960%	10/20/2016	MSC	2.253%		600	(6)	0	(6)
Petroleos Mexicanos 9.500% due 09/15/2027	0.880%	04/20/2011	BCLY	1.322%		11,500	(77)	0	(77)
Petroleos Mexicanos 9.500% due 09/15/2027	1.200%	04/20/2016	BCLY	2.079%		3,900	(186)	0	(186)
Petroleos Mexicanos 9.500% due 09/15/2027	1.000%	09/20/2017	DUB	2.166%		5,000	(395)	0	(395)
Philippine Government International Bond 10.625% due 03/16/2025	1.920%	09/20/2012	BCLY	2.622%		2,500	(61)	0	(61)
Philippine Government International Bond 10.625% due 03/16/2025	2.510%	09/20/2017	BCLY	3.447%		1,000	(60)	0	(60)
Philippine Government International Bond 10.625% due 03/16/2025	2.530%	09/20/2017	BCLY	3.447%		1,000	(59)	0	(59)
Philippine Government International Bond 10.625% due 03/16/2025	1.770%	12/20/2017	CITI	3.474%		5,200	(581)	0	(581)
Philippine Government International Bond 10.625% due 03/16/2025	2.500%	09/20/2017	DUB	3.447%		4,500	(273)	0	(273)
Philippine Government International Bond 10.625% due 03/16/2025	2.440%	09/20/2017	MSC	3.447%		300	(19)	0	(19)
Philippine Government International Bond 10.625% due 03/16/2025	2.260%	06/20/2013	UBS	2.874%		3,800	(71)	0	(71)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	2.000%	10/20/2012	MSC	7.135%		3,000	(469)	0	(469)

68	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Russia Government International Bond 7.500% due 03/31/2030	1.650%	07/20/2011	BCLY	7.047%		$3,900	$(489)	$0	$(489)
Russia Government International Bond 7.500% due 03/31/2030	1.870%	10/20/2012	CSFB	7.135%		1,400	(225)	0	(225)
Russia Government International Bond 7.500% due 03/31/2030	3.000%	09/04/2013	GSC	2.646%		810	14	0	14
Russia Government International Bond 7.500% due 03/31/2030	2.950%	09/05/2013	GSC	2.646%		350	5	0	5
Russia Government International Bond 7.500% due 03/31/2030	2.750%	09/17/2013	GSC	2.648%		200	1	0	1
Russia Government International Bond 7.500% due 03/31/2030	3.150%	08/19/2013	JPM	2.644%		200	5	0	5
Russia Government International Bond 7.500% due 03/31/2030	2.310%	01/21/2014	MLP	2.667%		4,500	(51)	0	(51)
SLM Corp. 5.125% due 08/27/2012	0.820%	06/20/2012	BOA	18.078%		4,500	(1,609)	0	(1,609)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	MLP	36.836%		3,350	(1,649)	(527)	(1,122)
Telecom Italia Finance S.A. 6.250% due 02/01/2012	0.520%	09/20/2011	UBS	1.931%	EUR	3,900	(208)	0	(208)
Telecom Italia Finance S.A. 6.250% due 02/01/2012	0.525%	09/20/2011	WAC	1.931%		3,900	(208)	0	(208)
Ukraine Government International Bond 7.650% due 06/11/2013	1.450%	02/20/2012	JPM	6.843%		$5,000	(755)	0	(755)
Ukraine Government International Bond 7.650% due 06/11/2013	1.500%	01/20/2012	MLP	6.817%		2,000	(289)	0	(289)
Ukraine Government International Bond 7.650% due 06/11/2013	1.590%	04/20/2012	MSC	6.889%		11,700	(1,735)	0	(1,735)
Ukraine Government International Bond 7.650% due 06/11/2013	1.380%	05/20/2012	MSC	6.906%		5,400	(865)	0	(865)
Uruguay Government International Bond 7.875% due 01/15/2033	1.050%	01/20/2012	DUB	1.733%		3,000	(56)	0	(56)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%		3,100	(23)	0	(23)
Wachovia Corp. 5.625% due 12/15/2008	0.160%	06/20/2011	BNP	5.316%		17,200	(2,112)	0	(2,112)
Wells Fargo & Co. 2.995% due 10/28/2015	0.800%	09/20/2009	UBS	1.000%		2,800	0	0	0

							$(28,020)	$(1,627)	$(26,393)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$33,400	$184	$(357)	$541
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	6,600	37	(3)	40
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	JPM	22,200	123	(409)	532
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	44,800	247	(449)	696

					$591	$(1,218)	$1,809

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	0.540%	07/25/2045	CITI	$9,000	$(6,880)	$(236)	$(6,644)
ABX.HE A 06-2 Index	0.440%	05/25/2046	CITI	9,500	(8,590)	(647)	(7,943)
ABX.HE A 06-2 Index	0.440%	05/25/2046	GSC	9,000	(8,141)	(608)	(7,533)
ABX.HE A 06-2 Index	0.440%	05/25/2046	UBS	9,500	(8,575)	(647)	(7,928)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY	19,200	(369)	(341)	(28)
CDX.EM-9 Index	2.650%	06/20/2013	CSFB	1,000	(19)	6	(25)
CDX.EM-9 Index	2.650%	06/20/2013	DUB	83,100	(1,598)	(1,595)	(3)
CDX.EM-9 Index	2.650%	06/20/2013	GSC	4,000	(77)	20	(97)
CDX.EM-9 Index	2.650%	06/20/2013	JPM	1,000	(20)	12	(32)
CDX.EM-9 Index	2.650%	06/20/2013	UBS	22,100	(425)	(436)	11
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	8,943	(342)	0	(342)
CDX.HY-10 Index	5.000%	06/20/2013	BCLY	21,400	(2,093)	(1,418)	(675)
CDX.HY-10 Index	5.000%	06/20/2013	CSFB	17,000	(1,662)	(1,119)	(543)
CDX.HY-10 Index	5.000%	06/20/2013	JPM	6,400	(626)	(428)	(198)
CDX.HY-10 Index	5.000%	06/20/2013	RBS	17,000	(1,663)	(1,169)	(494)
CDX.HY-10 Index 25-35%	2.360%	06/20/2011	MLP	2,000	(95)	0	(95)
CDX.IG-5 Index	0.450%	12/20/2010	GSC	15,000	(532)	(7)	(525)
CDX.IG-6 Index	0.400%	06/20/2011	DUB	17,000	(787)	23	(810)
CDX.IG-6 Index	0.400%	06/20/2011	MSC	1,000	(46)	0	(46)
CDX.IG-9 5 Year Index 15-30%	1.160%	12/20/2012	DUB	12,300	137	0	137
CDX.IG-9 5 Year Index 15-30%	1.180%	12/20/2012	DUB	7,400	88	0	88
CDX.IG-9 5 Year Index 15-30%	1.120%	12/20/2012	JPM	4,800	46	0	46
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	5,300	60	0	60
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	1,800	21	0	21
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	900	10	0	10
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC	1,100	12	0	12

See Accompanying Notes	Semiannual Report	September 30, 2008	69

Schedule of Investments  Diversified Income Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC		$1,800	$21	$0	$21
CDX.IG-9 5 Year Index 30-100%	0.720%	12/20/2012	GSC		14,000	169	0	169
CDX.IG-9 5 Year Index 30-100%	0.720%	12/20/2012	MSC		1,000	12	0	12
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB		115,500	(638)	(1,617)	979
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC		16,000	(1,666)	(2,627)	961
iTraxx Europe 4 Index	0.350%	12/20/2010	MSC	EUR	43,600	(848)	(39)	(809)
iTraxx Europe 5 Index	0.400%	06/20/2011	MSC		2,500	(55)	14	(69)
iTraxx Europe Crossover 5 Index	2.900%	06/20/2011	DUB		4,900	(292)	91	(383)
iTraxx Europe Crossover 5 Index	2.900%	06/20/2011	JPM		6,975	(415)	135	(550)
iTraxx Europe Crossover 7 Index	2.300%	06/20/2012	DUB		3,000	(408)	54	(462)
iTraxx Europe Crossover 9 Index	6.500%	06/20/2013	DUB		26,000	796	276	520

						$(45,490)	$(12,303)	$(33,187)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$17,000	$115	$187	$(72)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		11,600	125	259	(134)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		84,000	904	512	392
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		122,000	1,314	1,390	(76)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		11,600	125	260	(135)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		220,400	2,372	2,306	66
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		2,100	80	48	32
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		51,300	(1,868)	323	(2,191)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		55,800	(2,028)	(1,067)	(961)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CSFB		9,600	(350)	(155)	(195)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,200	(231)	142	(373)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		34,100	(1,520)	666	(2,186)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		7,200	(321)	244	(565)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		3,300	(148)	67	(215)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		9,600	(428)	216	(644)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	196,650	(277)	(55)	(222)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		173,050	(244)	(13)	(231)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	41,000	(126)	(97)	(29)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		6,800	(21)	(4)	(17)
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB		26,800	738	103	635
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	MSC	EUR	11,700	447	12	435
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		29,000	(180)	(544)	364
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	BCLY		4,100	(278)	(309)	31
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	7,500	(32)	(166)	134
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		18,100	(76)	(453)	377
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	2,140,000	708	338	370
Pay	6-Month PLN-WIBOR	5.248%	04/20/2017	CITI	PLN	15,260	(110)	20	(130)
Pay	France CPI ex-Tobacco Index	1.970%	12/15/2011	JPM	EUR	23,000	(802)	0	(802)
Pay	France CPI ex-Tobacco Index	1.976%	12/15/2011	GSC		56,400	(2,096)	0	(2,096)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		8,000	(315)	3	(318)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		1,100	(44)	0	(44)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		2,500	(103)	0	(103)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		2,500	(105)	0	(105)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		3,200	(137)	0	(137)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		1,600	(68)	1	(69)

							$(4,980)	$4,234	$(9,214)

70	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(j)	Purchased options outstanding on September 30, 2008:

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY	105.400	03/31/2010	$11,000	$462	$382
Put - OTC USD versus JPY		105.400	03/31/2010	11,000	461	760
Call - OTC USD versus JPY		101.250	12/08/2010	87,000	4,565	4,773
Put - OTC USD versus JPY		101.250	12/08/2010	87,000	4,680	5,971

					$10,168	$11,886

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$ 94.305	02/13/2009	$10,000	$ 244	$ 367

(k) Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$117.000	11/21/2008	1,309	$858	$1,403
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	24	10	15
Put - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/21/2008	1,313	884	927
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	20	9	26

				$1,761	$2,371

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	$ 21,500	$200	$147
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	21,500	344	397
Put - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	12,700	148	234
Call - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	12,700	149	87

							$841	$865

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$98.344	10/24/2008	$35,500	$225	$0
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.406	10/24/2008	47,200	254	91

				$479	$91

Transactions in written call and put options for the period ended September 30, 2008:
	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	1,708	$0	$1,624
Sales	4,266	151,100	4,642
Closing Buys	(44)	0	(29)
Expirations	(3,264)	0	(3,156)
Exercised	0	0	0

Balance at 09/30/2008	2,666	$151,100	$3,081

(l)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	1,544	10/2008	$106	$0	$106
Sell	BRL	HSBC	7,480	12/2008	268	0	268
Sell		JPM	164,922	12/2008	5,429	0	5,429
Buy		MSC	20,353	12/2008	0	(1,456)	(1,456)
Sell		MSC	22,489	12/2008	1,760	0	1,760
Sell		UBS	4,302	12/2008	188	0	188
Sell	CAD	RBC	5,822	10/2008	62	0	62
Buy	CLP	MSC	2,433,405	12/2008	0	(635)	(635)
Sell		MSC	3,683,215	12/2008	662	0	662
Buy		JPM	2,512,709	05/2009	0	(790)	(790)

See Accompanying Notes	Semiannual Report	September 30, 2008	71

Schedule of Investments  Diversified Income Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	DUB	147,585	10/2008	$0	$(9)	$(9)
Sell		DUB	315,516	10/2008	109	0	109
Buy		JPM	167,931	10/2008	44	0	44
Buy		BCLY	74,683	11/2008	0	(192)	(192)
Buy		JPM	81,646	11/2008	0	(222)	(222)
Buy		UBS	66,551	11/2008	0	(161)	(161)
Buy	COP	CITI	53,916,940	12/2008	0	(188)	(188)
Sell		JPM	9,499,663	12/2008	880	0	880
Sell		MSC	53,745,708	12/2008	1,912	0	1,912
Buy	CZK	DUB	8,181	12/2008	20	0	20
Sell	EUR	CITI	138,142	10/2008	0	(450)	(450)
Buy		JPM	370	10/2008	0	(20)	(20)
Sell		UBS	138,512	10/2008	7,724	0	7,724
Buy	GBP	BCLY	334	10/2008	0	(19)	(19)
Buy		UBS	13,400	10/2008	0	(1,061)	(1,061)
Sell		UBS	37,169	11/2008	1,282	0	1,282
Buy	HKD	BCLY	78	10/2008	0	0	0
Buy		CSFB	156	10/2008	0	0	0
Buy		DUB	76	10/2008	0	0	0
Sell		HSBC	78	10/2008	0	0	0
Buy		HSBC	78	03/2009	0	0	0
Buy	HUF	BNP	2,137	11/2008	0	(1)	(1)
Sell	IDR	BOA	238,000,000	10/2008	637	0	637
Buy		DUB	112,000,000	10/2008	70	0	70
Buy		HSBC	143,000,000	10/2008	73	0	73
Buy	ILS	BCLY	444	11/2008	15	0	15
Buy		HSBC	444	11/2008	15	0	15
Sell	JPY	BCLY	2,508,998	10/2008	84	(111)	(27)
Sell		CSFB	660,059	10/2008	0	(7)	(7)
Sell		DUB	1,088,593	10/2008	0	(195)	(195)
Buy		RBS	2,982,778	10/2008	0	(386)	(386)
Sell		BCLY	2,372,746	11/2008	43	0	43
Buy	MXN	BCLY	2,100	11/2008	0	(9)	(9)
Buy		CITI	5,500	11/2008	0	(35)	(35)
Sell		CITI	44,926	11/2008	47	0	47
Buy		HSBC	2,100	11/2008	0	(9)	(9)
Buy		JPM	11,653	11/2008	0	(77)	(77)
Sell		MSC	5,056	11/2008	21	0	21
Sell		RBC	331,485	11/2008	1,011	0	1,011
Buy	MYR	BCLY	30,405	11/2008	0	(468)	(468)
Sell		BCLY	24,984	11/2008	110	(47)	63
Buy		DUB	48,720	11/2008	0	(851)	(851)
Sell		DUB	5,776	11/2008	55	0	55
Sell		HSBC	11,020	11/2008	106	0	106
Sell		JPM	20,177	11/2008	1	0	1
Sell		UBS	11,650	11/2008	112	0	112
Sell	PHP	BCLY	557,916	11/2008	58	0	58
Buy		HSBC	382,000	11/2008	0	(529)	(529)
Buy		JPM	382,900	11/2008	0	(464)	(464)
Buy		BCLY	88,700	02/2009	0	(92)	(92)
Buy		DUB	43,100	02/2009	0	(58)	(58)
Buy		HSBC	106,680	02/2009	0	(116)	(116)
Buy		JPM	150,261	02/2009	0	(119)	(119)
Buy		MLP	33,700	02/2009	0	(44)	(44)
Buy		MSC	119,000	02/2009	0	(135)	(135)
Buy		RBS	33,000	02/2009	0	(44)	(44)
Buy		LEH	22,500	12/2010	0	(24)	(24)
Sell		LEH	22,500	12/2010	0	(13)	(13)
Buy	PLN	BCLY	20	11/2008	0	(1)	(1)
Buy		DUB	21	11/2008	0	(1)	(1)
Sell		DUB	3,829	11/2008	145	0	145
Buy		JPM	20	11/2008	0	(1)	(1)
Buy		UBS	198	11/2008	0	(8)	(8)
Buy		HSBC	6,176	05/2009	0	(198)	(198)
Buy	RON	DUB	50,756	01/2009	0	(1,931)	(1,931)
Sell		DUB	50,756	01/2009	186	0	186
Buy	RUB	HSBC	404,408	11/2008	0	(549)	(549)
Sell		HSBC	554,572	11/2008	293	0	293
Buy		JPM	342,710	11/2008	0	(590)	(590)
Sell		JPM	652,087	11/2008	2,504	0	2,504
Buy		UBS	495,277	05/2009	0	(1,561)	(1,561)
Buy	SGD	BCLY	776	10/2008	0	(22)	(22)
Sell		CITI	9,204	10/2008	19	0	19
Buy		CSFB	3,463	10/2008	0	(109)	(109)
Buy		DUB	1,970	10/2008	0	(71)	(71)

72	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	JPM	12,820	10/2008	$0	$(432)	$(432)
Sell		JPM	13,555	10/2008	45	0	45
Buy		UBS	3,730	10/2008	0	(116)	(116)
Buy		BCLY	992	11/2008	0	(32)	(32)
Buy		BOA	951	11/2008	0	(37)	(37)
Buy		CITI	2,481	11/2008	0	(36)	(36)
Buy		DUB	957	11/2008	0	(32)	(32)
Buy		JPM	2,544	11/2008	0	(36)	(36)
Buy		UBS	938	11/2008	0	(36)	(36)
Buy		CITI	9,204	12/2008	0	(24)	(24)
Buy		JPM	13,507	12/2008	0	(50)	(50)
Buy	SKK	MSC	10,523	01/2009	0	(44)	(44)
Buy	TRY	JPM	824	12/2008	0	(6)	(6)
Sell	ZAR	HSBC	1,821	12/2008	19	0	19
Sell		JPM	87,366	12/2008	414	0	414
Buy		UBS	96,862	12/2008	15	0	15

					$26,544	$(14,960)	$11,584

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$2,585,982	$14,958	$2,600,940
Other Financial Instruments ++	2,387	(44,935)	(4,235)	(46,783)

Total	$2,387	$2,541,047	$10,723	$2,554,157

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$14,390	$525	$(2)	$(95)	$140	$0	$14,958
Other Financial Instruments ++	(2,940)	(841)	0	0	(1,978)	1,524	(4,235)

Total	$11,450	$(316)	$(2)	$(95)	$(1,838)	$1,524	$10,723

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	73

Schedule of Investments  Extended Duration Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.2%

ABX Financing Co.
6.350% due 10/15/2036	$10	$8

American Express Credit Corp.
2.546% due 03/02/2009	10	10

American International Group, Inc.
8.250% due 08/15/2018	2,300	1,338

Citigroup, Inc.
3.809% due 12/26/2008	10	10

Gaz Capital S.A.
8.146% due 04/11/2018	700	616

Georgia-Pacific LLC
7.750% due 11/15/2029	30	25

GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	900	845

Goldman Sachs Group, Inc.
2.978% due 02/06/2012	20	16
6.750% due 10/01/2037	200	134

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	900	806

United Technologies Corp.
6.125% due 07/15/2038	900	870

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	500	456

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	30

Total Corporate Bonds & Notes (Cost $6,501)		5,164

MUNICIPAL BONDS & NOTES 0.9%

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	500	453

Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 06/15/2020	300	302

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	700	725

Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	300	290

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	87

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	76

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	3

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	200	174

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	86

Total Municipal Bonds & Notes (Cost $2,280)		2,196

U.S. GOVERNMENT AGENCIES 54.8%

Fannie Mae
0.000% due 06/01/2017 - 10/03/2033	24,432	8,592
4.000% due 02/25/2019	100	92
5.000% due 08/25/2033 - 11/01/2038	24,548	23,906

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 03/01/2038 - 05/01/2038 (e)	$14,276	$13,922
5.500% due 04/25/2033 - 05/01/2038	23,672	23,594
5.500% due 07/01/2037 - 03/01/2038 (e)	21,546	21,507
6.000% due 12/25/2034	126	120
6.000% due 05/01/2038 (e)	7,500	7,606
6.210% due 08/06/2038	1,000	1,140

Federal Farm Credit Bank
5.750% due 12/07/2028	80	87

Federal Home Loan Bank
4.000% due 05/15/2009	10	10

Financing Corp.
0.000% due 12/27/2018 - 09/26/2019	2,300	1,433

Freddie Mac
0.000% due 01/15/2031 - 07/15/2032	5,700	1,700
2.888% due 01/15/2033	2	2
5.000% due 02/15/2023 - 10/15/2033	125	103
5.500% due 08/23/2017 - 02/15/2024	1,039	1,095
6.000% due 06/15/2035	203	192
8.250% due 06/01/2016	30	36

Ginnie Mae
5.500% due 10/20/2037	105	93

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	46,200	21,674

Small Business Administration
5.290% due 12/01/2027	583	575

Tennessee Valley Authority
4.500% due 04/01/2018	600	587
4.875% due 01/15/2048	100	95
5.500% due 06/15/2038	2,200	2,318

Total U.S. Government Agencies (Cost $128,568)		130,479

U.S. TREASURY OBLIGATIONS 88.4%

Treasury Inflation Protected Securities (b)
2.375% due 01/15/2027	1,958	1,886

U.S. Treasury Strips
0.000% due 08/15/2019	4,870	3,020
0.000% due 02/15/2021	3,300	1,887
0.000% due 02/15/2026	18,200	8,123
0.000% due 05/15/2026	24,400	10,761
0.000% due 08/15/2026	800	350
0.000% due 11/15/2026	10,600	4,572
0.000% due 02/15/2027	4,000	1,720
0.000% due 08/15/2027	1,000	420
0.000% due 11/15/2027	110,200	45,894
0.000% due 08/15/2028	9,500	3,852
0.000% due 11/15/2028	29,200	11,680
0.000% due 02/15/2029	36,700	14,580
0.000% due 08/15/2029	50,000	19,447
0.000% due 05/15/2030	29,200	11,010
0.000% due 02/15/2031	45,000	16,508
0.000% due 02/15/2036	84,700	26,025
0.000% due 02/15/2037	25,700	7,599
0.000% due 05/15/2037	52,300	15,299
0.000% due 02/15/2038	21,000	5,948

Total U.S. Treasury Obligations (Cost $209,493)		210,581

MORTGAGE-BACKED SECURITIES 3.2%

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	41	38

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Alternative Loan Trust
3.398% due 07/20/2046	$2,154	$1,330

Countrywide Home Loan Mortgage Pass-Through Trust
6.092% due 09/25/2047	1,382	1,074

CS First Boston Mortgage Securities Corp.
5.077% due 07/25/2033	5	5

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	5	5

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,300	1,102

Harborview Mortgage Loan Trust
3.378% due 08/21/2036	1,254	771

Indymac Index Mortgage Loan Trust
3.397% due 09/25/2046	2,102	1,279

JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	20	17

Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	81	76

WaMu Mortgage Pass-Through Certificates
3.585% due 01/25/2047	7	5
3.675% due 12/25/2046	2,848	1,509
4.198% due 10/25/2046	22	14

Wells Fargo Mortgage-Backed Securities Trust
4.515% due 11/25/2033	362	357

Total Mortgage-Backed Securities (Cost $7,645)		7,582

ASSET-BACKED SECURITIES 0.1%

Argent Securities, Inc.
3.257% due 10/25/2036	8	8

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	5	5
3.257% due 12/25/2036	4	4

Bear Stearns Asset-Backed Securities Trust
5.539% due 07/25/2036	17	11

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	198	184

Total Asset-Backed Securities (Cost $231)		212

SOVEREIGN ISSUES 2.1%

Israel Government AID Bond
0.000% due 05/15/2021	800	437
0.000% due 02/15/2023	3,400	1,686
0.000% due 05/15/2023	6,100	2,989

Total Sovereign Issues (Cost $5,156)		5,112

SHORT-TERM INSTRUMENTS 10.7%

CERTIFICATES OF DEPOSIT 0.0%

Nordea Bank Finland PLC
2.474% due 04/09/2009	10	10

COMMERCIAL PAPER 4.1%

Federal Home Loan Bank
0.100% due 10/07/2008	5,000	5,000

Freddie Mac
2.500% due 11/24/2008	4,800	4,782

		9,782

74	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 6.1%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	$14,500	$14,500

(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $14,810. Repurchase proceeds are $14,500.)

U.S. TREASURY BILLS 0.5%
1.588% due 11/28/2008 (a)(c)(d)	1,200	1,197

Total Short-Term Instruments (Cost $25,489)		25,489

VALUE (000S)
PURCHASED OPTIONS (h) 0.0%
(Cost $11)	$0

Total Investments 162.4% (Cost $385,374)	$386,815

Written Options (i) (0.0%) (Premiums $9)	(19)

Other Assets and Liabilities (Net) (62.4%)	(148,761)

Net Assets 100.0%	$238,035

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $598 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $40,000 at a weighted average interest rate of 4.750%. On September 30, 2008, securities valued at $41,553 were pledged as collateral for reverse repurchase agreements.
(f)	Cash of $1,318 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	17	$25
90-Day Eurodollar June Futures	Long	06/2009	72	59
90-Day Eurodollar June Futures	Long	06/2010	17	25
90-Day Eurodollar March Futures	Long	03/2009	35	18
90-Day Eurodollar March Futures	Long	03/2010	17	28
90-Day Eurodollar September Futures	Long	09/2009	17	25
U.S. Treasury 2-Year Note December Futures	Short	12/2008	19	(14)
U.S. Treasury 5-Year Note December Futures	Short	12/2008	16	(6)
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	393	(279)

				$(119)

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	$10	$(1)	$0	$(1)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	BOA		$16,800	$138	$122	$16
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		8,700	71	65	6
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		15,000	101	13	88
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		36,800	217	508	(291)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		18,100	(689)	(532)	(157)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		1,000	(38)	(32)	(6)
Pay	3-Month USD-LIBOR	34.000%	12/19/2027	BCLY		5,100	283	60	223
Pay	3-Month USD-LIBOR	19.750%	12/19/2037	BCLY		5,800	294	58	236
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	BCLY	GBP	8,000	18	(36)	54
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	GSC		2,400	6	(10)	16
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	RBS		5,600	13	(25)	38

							$414	$191	$223

See Accompanying Notes	Semiannual Report	September 30, 2008	75

Schedule of Investments  Extended Duration Fund  (Cont.)

(h)	Purchased options outstanding on September 30, 2008:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$ 76.000	11/06/2008	$94,700	$11	$0

(i)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	10	$4	$6
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	10	5	13

				$9	$19

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	120	62
Closing Buys	(60)	(28)
Expirations	0	0
Exercised	(40)	(25)

Balance at 09/30/2008	20	$9

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2038	$34,000	$33,384	$33,092
Fannie Mae	6.000%	10/01/2038	7,500	7,671	7,590

				$41,055	$40,682

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	HSBC	1,242	12/2008	$0	$(85)	$(85)
Sell		RBC	1,659	12/2008	39	0	39
Buy		UBS	418	12/2008	0	(9)	(9)
Buy		RBC	1,659	06/2009	0	(39)	(39)
Sell	CNY	BCLY	60	10/2008	0	0	0
Buy		DUB	121	10/2008	0	0	0
Sell		DUB	31	10/2008	0	0	0
Sell		JPM	30	10/2008	0	0	0
Buy		BCLY	50	12/2008	0	0	0
Buy		DUB	31	12/2008	0	0	0
Buy		BCLY	10	07/2009	0	0	0
Buy		DUB	3,604	07/2009	0	(30)	(30)
Buy		HSBC	2,416	07/2009	0	(22)	(22)
Buy		JPM	30	07/2009	0	0	0
Sell	GBP	UBS	410	11/2008	14	0	14
Sell	MXN	CITI	4,132	11/2008	12	0	12
Buy		RBC	4,132	11/2008	0	(14)	(14)
Buy		CITI	4,132	05/2009	0	(11)	(11)
Buy	MYR	BCLY	392	11/2008	0	(6)	(6)
Buy		DUB	684	11/2008	0	(12)	(12)
Buy		JPM	513	11/2008	0	(9)	(9)
Buy	PHP	HSBC	4,000	11/2008	0	(6)	(6)
Buy		JPM	3,600	11/2008	0	(4)	(4)
Buy		BCLY	900	02/2009	0	(1)	(1)
Buy		DUB	500	02/2009	0	(1)	(1)
Buy		HSBC	980	02/2009	0	(1)	(1)
Buy		JPM	1,912	02/2009	0	(1)	(1)
Buy		MSC	1,300	02/2009	0	(2)	(2)

76	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PLN	HSBC	1,180	05/2009	$0	$(38)	$(38)
Buy	RUB	DUB	2,992	11/2008	0	(4)	(4)
Buy		HSBC	18,237	11/2008	0	(31)	(31)
Buy		HSBC	2,012	05/2009	0	(6)	(6)
Buy	SGD	BCLY	15	10/2008	0	(1)	(1)
Sell		CITI	456	10/2008	1	0	1
Buy		CSFB	71	10/2008	0	(2)	(2)
Buy		DUB	40	10/2008	0	(2)	(2)
Buy		JPM	260	10/2008	0	(9)	(9)
Buy		UBS	70	10/2008	0	(2)	(2)
Buy		BCLY	309	11/2008	0	(10)	(10)
Buy		BOA	150	11/2008	0	(6)	(6)
Buy		UBS	150	11/2008	0	(6)	(6)
Buy		CITI	457	12/2008	0	(1)	(1)

					$66	$(371)	$(305)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$386,815	$0	$386,815
Short Sales, at value	0	(40,682)	0	(40,682)
Other Financial Instruments ++	(119)	(102)	(1,049)	(1,270)

Total	$(119)	$346,031	$(1,049)	$344,863

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$19	$(1)	$0	$0	$(4)	$(14)	$0
Other Financial Instruments ++	0	0	0	0	0	(1,049)	(1,049)

Total	$19	$(1)	$0	$0	$(4)	$(1,063)	$(1,049)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	77

Schedule of Investments  Floating Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.1%

Bausch & Lomb, Inc.
6.051% due 04/26/2015	$1,832	$1,705
7.000% due 10/26/2015	160	149

Biomet, Inc.
6.762% due 03/25/2015	1,480	1,367

Community Health Systems, Inc.
4.000% due 07/25/2014	44	39
5.060% due 07/25/2014	673	592
5.954% due 07/25/2014	214	188

Cooper-Standard Automotive, Inc.
5.312% due 12/31/2011	1,975	1,703

CSC Holdings, Inc.
4.569% due 03/30/2013	1,935	1,714

Daimler Finance North America LLC
6.820% due 08/03/2012	1,939	1,317

FCI Connectors
4.237% due 03/09/2013	1,904	1,690

Georgia-Pacific Corp.
4.219% due 12/20/2012	125	111
4.551% due 12/20/2012	151	134
4.567% due 12/20/2012	1,747	1,548

HCA, Inc.
6.012% due 11/18/2013	2,212	1,945

Headwaters, Inc.
8.270% due 04/30/2011	587	534

Hertz Corp.
3.204% due 12/21/2012	1	1
3.990% due 12/21/2012	1	0
4.250% due 12/21/2012	1	1

Idearc, Inc.
4.470% due 11/17/2014	39	23
4.800% due 11/17/2014	881	521

Ineos Group Holdings PLC
4.885% due 10/07/2013	1,119	896
5.385% due 10/07/2014	1,119	957

Las Vegas Sands Corp.
4.560% due 05/23/2014	751	572
5.520% due 05/23/2014	217	165

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	1,380	986

NRG Energy, Inc.
2.701% due 02/01/2013	1,061	937
5.262% due 02/01/2013	647	572

OAO Rosneft Oil Co.
4.359% due 09/17/2009	1,935	1,882

PanAmSat Corp.
5.288% due 07/03/2012	653	598

Renal Advantage, Inc.
5.276% due 10/06/2012	1,843	1,530

RH Donnelley Corp.
6.750% due 06/30/2011	1,879	1,670

Roundy’s Supermarket, Inc.
5.500% due 10/27/2011	1,635	1,498

Smurfit-Stone Container Enterprises, Inc.
2.712% due 11/01/2010	87	80
4.500% due 11/01/2010	42	39
4.500% due 11/01/2011	26	24
4.812% due 11/01/2011	215	198

Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014	197	167
6.302% due 10/10/2014	1,856	1,573
7.262% due 10/10/2014	21	18

VNU/Nielson Finance LLC
4.802% due 08/09/2013	220	191

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.661% due 08/09/2013	$733	$636

Wimar Landco LLC
6.250% due 07/03/2024	5,000	3,644

Total Bank Loan Obligations (Cost $39,996)		34,115

CORPORATE BONDS & NOTES 43.4%

BANKING & FINANCE 24.9%

Bank of America Corp.
8.000% due 12/29/2049	8,800	6,975

Barclays Bank PLC
7.434% due 09/29/2049	6,200	5,053

Bear Stearns Cos. LLC
3.084% due 09/09/2009	1,680	1,660

BHP Billiton Finance Ltd.
3.799% due 03/27/2009	2,500	2,496

C5 Capital SPV Ltd.
6.196% due 12/01/2049	500	485

C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,400	2,228

Calabash Re Ltd.
13.719% due 01/08/2010	3,000	3,099

Citigroup, Inc.
8.400% due 04/29/2049	3,800	2,591

Credit Suisse New York
5.000% due 05/15/2013	6,000	5,566

Foundation Re II Ltd.
9.557% due 11/26/2010	3,700	3,677

Genworth Global Funding Trusts
2.879% due 02/10/2009	2,400	2,363

Goldman Sachs Group, Inc.
3.011% due 03/02/2010	2,500	2,339
3.191% due 10/07/2011	2,000	1,602

HBOS PLC
6.750% due 05/21/2018	2,500	2,098

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	6,575	6,345

Intergas Finance BV
6.375% due 05/14/2017	4,000	2,890
6.875% due 11/04/2011	900	810

International Lease Finance Corp.
3.121% due 07/11/2011	5,000	3,653
3.191% due 01/15/2010	4,500	3,881

JPMorgan Chase & Co.
2.959% due 01/17/2011	7,000	6,904

Lehman Brothers Holdings, Inc.
2.889% due 01/23/2009 (a)	4,400	572
2.907% due 11/16/2009 (a)	1,100	143
2.951% due 05/25/2010 (a)	900	117

Merna Reinsurance Ltd.
4.412% due 07/07/2010	5,800	5,504

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	400	386

Morgan Stanley
2.852% due 05/07/2009	7,500	6,504
2.912% due 02/09/2009	4,500	3,922
3.071% due 01/15/2010	3,500	2,629

Mystic Re Ltd.
9.111% due 12/05/2008	2,500	2,499
11.811% due 12/05/2008	1,900	1,900
12.811% due 06/07/2011	1,500	1,533

National Australia Bank Ltd.
2.884% due 08/19/2009	500	494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Osiris Capital PLC
7.791% due 01/15/2010	$2,000	$2,013

Pemex Finance Ltd.
9.690% due 08/15/2009	195	199

Petroleum Export Ltd.
4.623% due 06/15/2010	2,722	2,701
5.265% due 06/15/2011	4,238	4,198

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,244	2,230

RBS Capital Trust III
5.512% due 09/29/2049	3,700	2,992

Residential Reinsurance 2007 Ltd.
8.811% due 06/07/2010	3,500	3,507

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	4,000	3,881

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	14,200	13,250

SLM Corp.
3.000% due 01/26/2009	5,700	5,302

TNK-BP Finance S.A.
7.500% due 03/13/2013	5,300	4,213

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	5,500	5,011

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,357

UBS Preferred Funding Trust I
8.622% due 10/29/2049	8,250	7,979

Universal City Florida Holding Co. I & II
7.551% due 05/01/2010	3,200	3,024

VTB Capital S.A.
6.609% due 10/31/2012	3,500	2,817

Wells Fargo & Co.
4.375% due 01/31/2013	600	552

Wells Fargo Capital X
5.950% due 12/15/2036	1,700	1,402

Wells Fargo Capital XIII
7.700% due 12/29/2049	7,600	6,632

		166,178

INDUSTRIALS 12.4%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	13,500	13,230

Berry Plastics Holding Corp.
6.694% due 09/15/2014	2,500	1,763

BW GAS Ltd.
6.625% due 06/28/2017	1,240	1,278

Citic Resources Finance Ltd.
6.750% due 05/15/2014	1,200	915

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	1,000	960

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	800	648

CVS Caremark Corp.
3.111% due 06/01/2010	3,800	3,641

Delta Air Lines, Inc.
7.379% due 05/18/2010	9,143	8,892

Dex Media West LLC
9.875% due 08/15/2013	2,600	1,619

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	1,217	1,230

First Data Corp.
9.875% due 09/24/2015	1,350	1,061

78	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Freescale Semiconductor, Inc.
6.694% due 12/15/2014	$7,000	$4,725

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	742

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	6,021	5,690

Goodyear Tire & Rubber Co.
6.678% due 12/01/2009	3,000	2,955

Hanesbrands, Inc.
6.508% due 12/15/2014	7,000	5,845

HCA, Inc.
7.875% due 02/01/2011	999	969

Hertz Corp.
8.875% due 01/01/2014	3,325	2,884

Home Depot, Inc.
2.944% due 12/16/2009	2,500	2,353

JetBlue Airways 2004-2 C Pass-Through Trust
5.904% due 05/15/2010	1,005	1,001

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,609	1,605

MGM Mirage
8.375% due 02/01/2011	2,000	1,645

Nortel Networks Ltd.
7.041% due 07/15/2011	6,400	4,304

Northwest Airlines, Inc.
7.626% due 04/01/2010	3,229	2,906

SandRidge Energy, Inc.
6.416% due 04/01/2014	4,775	4,496

SUPERVALU, Inc.
7.500% due 11/15/2014	275	268

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	836	673

United Airlines, Inc.
6.071% due 03/01/2013 (a)	260	244
6.201% due 12/31/2049 (a)	581	564
7.730% due 01/01/2012	753	746

Xerox Corp.
3.626% due 12/18/2009	3,000	2,981

XTO Energy, Inc.
7.500% due 04/15/2012	90	94

		82,927

UTILITIES 6.1%

AES Panama S.A.
6.350% due 12/21/2016	5,000	4,783

AT&T Corp.
7.300% due 11/15/2011	473	492

Cablevision Systems Corp.
4.238% due 03/30/2013	5	4
4.569% due 03/30/2013	5	4

CMS Energy Corp.
3.741% due 01/15/2013	13,400	11,859

Dominion Resources, Inc.
2.984% due 11/14/2008	2,000	1,996

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,100	1,111

Majapahit Holding BV
7.250% due 10/17/2011	2,100	2,033

Ohio Power Co.
2.971% due 04/05/2010	2,000	1,963

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	5,500	5,171

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

PSEG Energy Holdings LLC
8.500% due 06/15/2011	$3,000	$3,052

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	3,350	3,149

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	280	280

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	188

Telesat Canada
11.000% due 11/01/2015	5,700	4,589

Verizon Communications, Inc.
5.350% due 02/15/2011	200	201

		40,875

Total Corporate Bonds & Notes (Cost $330,308)		289,980

U.S. GOVERNMENT AGENCIES 16.1%

Fannie Mae
3.347% due 04/25/2035	79	67
5.000% due 01/01/2035 - 02/01/2038	1,622	1,582
5.000% due 05/01/2037 - 07/01/2037 (d)	9,389	9,157
5.066% due 05/01/2035 (d)	601	599
5.500% due 09/01/2036 - 10/01/2038	4,945	4,928
5.500% due 11/01/2036 - 05/01/2037 (d)	68,596	68,476
5.557% due 01/01/2036	548	560
5.600% due 12/01/2035 (d)	579	584
5.609% due 03/01/2036	512	520
6.000% due 07/01/2036 - 10/01/2038	1,556	1,578
6.000% due 05/01/2037 - 05/01/2038 (d)	4,191	4,250
6.061% due 02/01/2035	259	260

Freddie Mac
5.000% due 06/15/2016	11	11
5.500% due 08/01/2038 (d)	11,959	11,907

Ginnie Mae
2.788% due 12/16/2026	238	234
5.500% due 02/15/2036 (d)	1,743	1,748
5.500% due 06/15/2037 - 10/01/2038	1,200	1,199

Total U.S. Government Agencies (Cost $106,088)		107,660

MORTGAGE-BACKED SECURITIES 7.2%

Adjustable Rate Mortgage Trust
5.381% due 11/25/2035	763	622

American Home Mortgage Assets
3.417% due 10/25/2046	466	182

American Home Mortgage Investment Trust
3.447% due 05/25/2047	539	192
5.660% due 09/25/2045	142	97

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	900	767
5.936% due 02/10/2051	900	771

Banc of America Funding Corp.
5.888% due 04/25/2037	700	403

Banc of America Mortgage Securities, Inc.
5.436% due 02/25/2036	51	44

Bear Stearns Adjustable Rate Mortgage Trust
5.010% due 01/25/2035	44	40
5.474% due 05/25/2047	439	370

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	$2,276	$1,397
5.504% due 09/25/2035	6,185	4,990
5.903% due 03/25/2036	268	166

Bear Stearns Structured Products, Inc.
5.772% due 12/26/2046	2,243	1,786

CC Mortgage Funding Corp.
3.337% due 05/25/2048	4,376	2,645

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	400	343

Citigroup Mortgage Loan Trust, Inc.
3.277% due 01/25/2037	2,659	2,427
4.663% due 03/25/2034	31	30
4.683% due 08/25/2035	1,766	1,335
5.836% due 12/25/2035	452	309
6.014% due 09/25/2037	813	569

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	900	782

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	911	555
3.398% due 07/20/2046	400	247
3.437% due 08/25/2046	646	267
3.468% due 09/20/2046	600	244
3.537% due 11/20/2035	180	115
3.717% due 11/20/2035	500	227
3.855% due 12/25/2035	261	159
5.891% due 11/25/2035	479	345

Countrywide Home Loan Mortgage Pass-Through Trust
5.369% due 10/20/2035	525	347
5.613% due 02/20/2036	638	427
5.772% due 05/20/2036	790	586

Credit Suisse Mortgage Capital Certificates
5.863% due 01/25/2037	500	326

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	48	43

CSAB Mortgage-Backed Trust
3.307% due 06/25/2036	52	52
5.720% due 09/25/2036	600	393

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.869% due 10/25/2036	500	325
5.886% due 10/25/2036	500	324

Downey Savings & Loan Association Mortgage Loan Trust
3.340% due 11/19/2037	800	157

Greenpoint Mortgage Funding Trust
3.417% due 10/25/2046	600	150

GSR Mortgage Loan Trust
5.178% due 01/25/2036	186	163

Harborview Mortgage Loan Trust
3.160% due 04/19/2038	2,413	1,487

Homebanc Mortgage Trust
3.387% due 12/25/2036	586	401

Indymac Index Mortgage Loan Trust
3.307% due 01/25/2037	497	475
3.447% due 07/25/2035	48	32
5.099% due 09/25/2035	450	305
5.275% due 06/25/2035	434	318

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	700	604
5.794% due 02/12/2051	700	594
5.937% due 02/12/2049	500	427

JPMorgan Mortgage Trust
4.872% due 04/25/2035	563	495
5.402% due 11/25/2035	730	638

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	673	566

See Accompanying Notes	Semiannual Report	September 30, 2008	79

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Alternative Note Asset
3.507% due 03/25/2037	$700	$247

Morgan Stanley Capital I
5.809% due 12/12/2049	900	769

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	40	34

Opteum Mortgage Acceptance Corp.
3.467% due 07/25/2035	500	419

Residential Accredit Loans, Inc.
4.215% due 09/25/2045	1,402	918

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	1,582	1,362

Sequoia Mortgage Trust
3.538% due 07/20/2033	443	367

Structured Adjustable Rate Mortgage Loan Trust
5.344% due 01/25/2035	1,527	1,118

Structured Asset Mortgage Investments, Inc.
3.337% due 03/25/2037	1,868	1,178
3.360% due 10/19/2034	568	409
3.380% due 03/19/2034	93	84
3.457% due 09/25/2047	661	256

Structured Asset Securities Corp.
4.763% due 06/25/2033	1,883	1,711
5.034% due 10/25/2035	586	496

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	276	265
5.970% due 09/25/2036	500	364

Thornburg Mortgage Securities Trust
3.307% due 03/25/2037	470	442

WaMu Mortgage Pass-Through Certificates
3.517% due 01/25/2045	223	149
3.555% due 02/25/2047	449	236
3.585% due 01/25/2047	1,570	946
3.665% due 12/25/2046	854	516
3.855% due 02/25/2046	2,802	1,680
4.055% due 11/25/2042	502	448
4.559% due 06/25/2033	770	752
5.468% due 02/25/2037	486	409

Wells Fargo Mortgage-Backed Securities Trust
5.594% due 07/25/2036	175	141

Total Mortgage-Backed Securities (Cost $60,129)		47,777

ASSET-BACKED SECURITIES 4.5%

Argent Securities, Inc.
3.257% due 09/25/2036	203	201

Asset-Backed Funding Certificates
3.247% due 09/25/2036	20	20
3.267% due 10/25/2036	187	183

Asset-Backed Securities Corp. Home Equity
4.138% due 03/15/2032	1,840	1,550

Atrium CDO Corp.
3.225% due 06/27/2015	2,398	2,292

Citigroup Mortgage Loan Trust, Inc.
3.267% due 07/25/2045	2,173	1,977

Countrywide Asset-Backed Certificates
3.257% due 02/25/2037	680	644
3.257% due 05/25/2047	558	537

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	1,407	1,352
3.297% due 12/25/2037	839	805

Fremont Home Loan Trust
3.277% due 02/25/2037	202	198

GSAMP Trust
3.247% due 10/25/2046	338	330

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.277% due 12/25/2036		$588	$541
3.307% due 01/25/2047		1,712	1,657

HSBC Asset Loan Obligation
3.267% due 12/25/2036		1,465	1,348

JPMorgan Mortgage Acquisition Corp.
3.257% due 08/25/2036		292	287

Lehman XS Trust
3.327% due 11/25/2036		480	454

Long Beach Mortgage Loan Trust
3.247% due 07/25/2036		190	188
3.487% due 10/25/2034		288	221

MASTR Asset-Backed Securities Trust
3.257% due 01/25/2037		848	673

Merrill Lynch Mortgage Investors, Inc.
3.267% due 04/25/2037		201	199

Morgan Stanley ABS Capital I
3.247% due 10/25/2036		316	308
3.257% due 11/25/2036		431	417

RAAC Series 2007-SP2
3.607% due 06/25/2047		600	376

Residential Asset Mortgage Products, Inc.
3.287% due 07/25/2036		180	178

SACO I, Inc.
3.457% due 12/25/2035		1,726	970

SLM Student Loan Trust
4.173% due 04/25/2023		10,900	10,941

Soundview Home Equity Loan Trust
3.267% due 12/25/2036		198	196

Specialty Underwriting & Residential Finance
3.887% due 01/25/2034		17	14

Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037		1,020	958

Total Asset-Backed Securities (Cost $31,982)			30,015

SOVEREIGN ISSUES 1.8%

Korea Development Bank
3.186% due 10/20/2009		5,150	5,152
5.300% due 01/17/2013		1,150	1,143

Ukraine Government International Bond
6.875% due 03/04/2011		250	235

Vietnam Government International Bond
6.875% due 01/15/2016		6,000	5,731

Total Sovereign Issues (Cost $12,927)			12,261

FOREIGN CURRENCY-DENOMINATED ISSUES 16.0%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	3,100	4,388

Bombardier, Inc.
8.090% due 11/15/2013		3,250	4,347

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	3,600	2,908

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		6,420	2,997
10.000% due 01/01/2017		32,420	13,585

Brazilian Government International Bond
12.500% due 01/05/2022		9,000	4,872

Gaz Capital S.A.
5.440% due 11/02/2017	EUR	2,400	2,405
7.800% due 09/27/2010		3,000	4,085

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Green Valley Ltd.
8.562% due 01/10/2011	EUR	1,900	$2,669

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	4,652

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	5,659

PagesJaunes Groupe
6.260% due 01/11/2014	EUR	2,000	2,349

Pylon Ltd.
6.469% due 12/18/2008		4,000	5,599

Rhodia S.A.
7.713% due 10/15/2013		7,500	8,737

Royal Bank of Scotland Group PLC
9.644% due 04/06/2011	GBP	3,928	6,208

Seat Pagine Gialle SpA
4.485% due 06/08/2012	EUR	1,629	1,962

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	700,000	6,560
1.464% due 12/31/2049		700,000	6,404

Unitymedia Hessen GmbH & Co. KG
7.836% due 04/15/2013	EUR	2,475	3,101

UPC Broadband Holding BV
6.513% due 12/31/2014		3,742	4,288

Uruguay Government International Bond
6.875% due 01/19/2016		6,500	8,899

Total Foreign Currency-Denominated Issues (Cost $111,184)			106,674

		SHARES
COMMON STOCKS 0.0%

DURA Automotive Systems, Inc.		9,042	25

Total Common Stocks (Cost $146)			25

EXCHANGE-TRADED FUNDS 0.4%

Western Asset 2008 Worldwide Dollar
Government Term Trust, Inc.		297,200	2,963

Total Exchange-Traded Funds (Cost $3,235)			2,963

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.2%

CERTIFICATES OF DEPOSIT 1.3%

Unicredito Italiano NY
3.088% due 05/15/2009		$8,900	8,900

REPURCHASE AGREEMENTS 8.2%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		51,100	51,100
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $52,189. Repurchase proceeds are $51,100.)

State Street Bank and Trust Co.
1.000% due 10/01/2008		3,630	3,630
(Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 11/10/2008 valued at $3,704. Repurchase proceeds are $3,630.)

			54,730

80	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 6.7%
1.135% due 10/16/2008 - 12/26/2008 (b)(c)	$44,960	$44,639

Total Short-Term Instruments (Cost $108,492)		108,269

VALUE (000S)
PURCHASED OPTIONS (g) 2.7%
(Cost $15,620)	$18,341

Total Investments 113.4% (Cost $820,107)	$758,080

Written Options (h) (0.0%) (Premiums $386)	(316)

Other Assets and Liabilities (Net) (13.4%)	(89,424)

Net Assets 100.0%	$668,340

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $31,445 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $89,904 at a weighted average interest rate of 2.477%. On September 30, 2008, securities valued at $85,287 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $5,346 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	20	$(14)
90-Day Eurodollar December Futures	Long	12/2009	3,962	5,087
Euro-Bobl December Futures Put Options Strike @ EUR 103.000	Long	12/2008	550	0
Euro-Bund 10-Year Bond December Futures	Long	12/2008	275	246
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 91.750	Long	12/2008	750	(10)

				$5,309

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Knight, Inc. 6.500% due 09/01/2012	(1.530%)	03/20/2011	DUB	1.249%	$6,000	$(42)	$0	$(42)
Korea Development Bank 5.750% due 09/10/2013	(0.940%)	03/20/2013	MSC	3.371%	4,150	383	0	383
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.585%)	06/20/2012	MSC	1.537%	6,000	192	0	192
Tesoro Corp. 6.250% due 11/01/2012	(2.950%)	12/20/2012	BOA	3.676%	865	22	0	22

						$555	$0	$555

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 9.500% due 06/01/2009	3.850%	09/20/2009	CSFB	2.270%	$250	$3	$1	$2
Allied Waste North America, Inc. 6.125% due 02/15/2014	2.460%	09/20/2009	CSFB	0.991%	125	2	0	2
Allied Waste North America, Inc. 6.500% due 11/15/2010	2.750%	09/20/2009	BOA	0.991%	400	7	0	7
American International Group, Inc. 4.250% due 05/15/2013	0.095%	09/20/2011	GSC	16.998%	800	(275)	0	(275)
ARAMARK Corp. 8.500% due 02/01/2015	4.500%	09/20/2013	GSC	4.997%	2,400	(44)	0	(44)
ArvinMeritor, Inc. 8.750% due 03/01/2012	2.250%	12/20/2009	MLP	6.212%	500	(22)	0	(22)
AT&T Corp. 9.050% due 11/15/2011	1.300%	12/20/2009	CSFB	0.277%	1,000	13	0	13
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	03/20/2013	BCLY	1.386%	2,200	(33)	0	(33)
Brazilian Government International Bond 12.250% due 03/06/2030	1.360%	08/20/2011	BCLY	1.301%	1,800	6	0	6
Brazilian Government International Bond 12.250% due 03/06/2030	1.370%	08/20/2011	BCLY	1.301%	4,800	17	0	17
Celestica, Inc. 7.875% due 07/01/2011	2.850%	09/20/2011	BCLY	3.815%	3,200	(79)	0	(79)

See Accompanying Notes	Semiannual Report	September 30, 2008	81

Schedule of Investments  Floating Income Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CEMEX SAB de C.V. 9.625% due 10/01/2009	0.620%	06/20/2012	DUB	3.460%		$6,700	$(600)	$0	$(600)
CEMEX SAB de C.V. 9.625% due 10/01/2009	1.050%	12/20/2016	JPM	3.803%		2,900	(444)	0	(444)
Citigroup, Inc. 7.250% due 10/01/2010	0.160%	06/20/2011	MLP	3.888%		11,900	(1,086)	0	(1,086)
Citigroup, Inc. 7.250% due 10/01/2010	0.163%	06/20/2011	MSC	3.888%		11,000	(1,003)	0	(1,003)
CMS Energy Corp. 7.500% due 01/15/2009	1.850%	12/20/2009	MLP	1.187%		1,500	13	0	13
Community Health Systems, Inc. 8.875% due 07/15/2015	3.800%	09/20/2012	BOA	4.701%		4,200	(121)	0	(121)
Delhaize America, Inc. 8.125% due 04/15/2011	1.400%	09/20/2009	CSFB	0.564%		125	1	0	1
Dynegy Holdings, Inc. 9.875% due 07/15/2010	2.350%	12/20/2009	BEAR	2.664%		1,500	(5)	0	(5)
Edison Mission Energy 7.730% due 06/15/2009	1.800%	09/20/2011	CSFB	3.050%		10,000	(332)	0	(332)
France Telecom S.A. 7.250% due 01/28/2013	0.330%	09/20/2011	UBS	0.756%	EUR	5,300	(87)	0	(87)
France Telecom S.A. 7.250% due 01/28/2013	0.325%	09/20/2011	WAC	0.756%		5,700	(95)	0	(95)
General Electric Capital Corp. 6.000% due 06/15/2012	0.125%	09/20/2011	DUB	6.478%		$1,000	(150)	0	(150)
Georgia-Pacific LLC 7.750% due 11/15/2029	3.400%	12/20/2012	MLP	4.926%		900	(46)	0	(46)
Georgia-Pacific LLC 8.125% due 05/15/2011	1.240%	09/20/2009	BEAR	2.999%		300	(5)	0	(5)
Georgia-Pacific LLC 8.125% due 05/15/2011	1.630%	09/20/2009	MSC	2.999%		100	(1)	0	(1)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.235%	06/20/2012	MSC	4.702%		6,000	(805)	0	(805)
Host Hotels & Resorts LP 7.125% due 11/01/2013	1.950%	09/20/2009	BEAR	3.969%		300	(6)	0	(6)
Indonesia Government International Bond 6.750% due 03/10/2014	2.320%	12/20/2016	BCLY	4.066%		7,500	(772)	0	(772)
Indonesia Government International Bond 6.750% due 03/10/2014	1.525%	12/20/2011	RBS	3.088%		7,000	(316)	0	(316)
JPMorgan Chase & Co. 6.750% due 02/01/2011	0.210%	06/20/2011	UBS	1.665%		11,000	(402)	0	(402)
JSC Gazprom 7.800% due 09/27/2010	0.830%	06/20/2017	BCLY	4.647%		75	(17)	0	(17)
JSC Gazprom 8.625% due 04/28/2034	0.890%	11/20/2011	JPM	4.115%		5,000	(432)	0	(432)
JSC Gazprom 8.625% due 04/28/2034	0.890%	11/20/2011	MSC	4.115%		4,200	(362)	0	(362)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted		5,900	(4,973)	0	(4,973)
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	4.200%	05/20/2009	DUB	16.983%		10,000	(446)	0	(446)
Petroleos Mexicanos 9.500% due 09/15/2027	0.760%	07/20/2011	DUB	1.374%		1,000	(15)	0	(15)
Philippine Government International Bond 10.625% due 03/16/2025	1.920%	09/20/2012	BCLY	2.622%		2,500	(61)	0	(61)
Philippine Government International Bond 10.625% due 03/16/2025	2.510%	09/20/2017	BCLY	3.447%		1,500	(90)	0	(90)
Philippine Government International Bond 10.625% due 03/16/2025	2.530%	09/20/2017	BCLY	3.447%		1,500	(88)	0	(88)
Philippine Government International Bond 10.625% due 03/16/2025	2.050%	09/20/2012	DUB	2.622%		3,700	(73)	0	(73)
Philippine Government International Bond 10.625% due 03/16/2025	2.500%	09/20/2017	DUB	3.447%		3,000	(182)	0	(182)
Philippine Government International Bond 10.625% due 03/16/2025	2.440%	09/20/2017	MSC	3.447%		4,300	(278)	0	(278)
PSEG Energy Holdings LLC 8.500% due 06/15/2011	1.300%	06/20/2012	MLP	1.684%		5,000	(220)	0	(220)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	1.470%	03/20/2012	BCLY	6.249%		2,000	(271)	0	(271)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	1.500%	03/20/2012	BCLY	6.249%		3,000	(403)	0	(403)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	0.700%	06/20/2012	GSC	7.127%		6,700	(1,277)	0	(1,277)
Russia Government International Bond 7.500% due 03/31/2030	2.360%	08/24/2009	ABN	2.382%		100	0	0	0
Russia Government International Bond 7.500% due 03/31/2030	0.760%	02/20/2009	BCLY	6.940%		10,000	(226)	0	(226)
Russia Government International Bond 7.500% due 03/31/2030	1.650%	07/20/2011	BCLY	7.047%		4,800	(602)	0	(602)

82	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SLM Corp. 5.125% due 08/27/2012	0.820%	06/20/2012	BOA	18.078%	$9,200	$(3,290)	$0	$(3,290)
Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	1.760%	12/20/2009	BEAR	5.051%	1,500	(57)	0	(57)
Stone Container Finance 7.375% due 07/15/2014	2.300%	12/20/2009	JPM	5.051%	300	(9)	0	(9)
TECO Energy, Inc. 7.000% due 05/01/2012	1.690%	09/20/2009	GSC	0.761%	300	3	0	3
TECO Energy, Inc. 7.200% due 05/01/2011	2.050%	09/20/2009	CSFB	0.761%	100	1	0	1
TRW Automotive, Inc. 9.375% due 02/15/2013	2.150%	09/20/2009	GSC	3.658%	250	(3)	0	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	1.590%	04/20/2012	MSC	6.889%	11,500	(1,706)	0	(1,706)
Uruguay Government International Bond 7.875% due 01/15/2033	1.050%	01/20/2012	DUB	1.733%	19,000	(355)	0	(355)
Vale Overseas Ltd. 8.250% due 01/17/2034	0.650%	06/20/2014	UBS	2.298%	6,700	(512)	0	(512)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%	7,700	(56)	0	(56)
Wachovia Corp. 5.625% due 12/15/2008	0.160%	06/20/2011	BNP	5.316%	14,700	(1,805)	0	(1,805)
Wachovia Corp. 5.625% due 12/15/2008	0.160%	06/20/2011	MLP	5.316%	7,900	(970)	0	(970)
Wells Fargo & Co. 6.250% due 04/15/2008	0.160%	06/20/2011	BEAR	1.843%	10,000	(428)	0	(428)
Williams Cos., Inc. 7.125% due 09/01/2011	2.050%	09/20/2009	BOA	0.626%	125	2	0	2
Williams Cos., Inc. 8.125% due 03/15/2012	1.710%	09/20/2009	MLP	0.626%	300	3	0	3

						$(25,865)	$1	$(25,866)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.EM-9 Index	(2.650%)	06/20/2013	BCLY		$1,215	$23	$(26)	$49
CDX.HY-9 Index	(3.750%)	12/20/2012	BCLY		4,950	595	310	285
LCDX.NA 10 Index	(3.250%)	06/20/2013	GSC		38,900	2,658	1,264	1,394

						$3,276	$1,548	$1,728

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY		$200	$(3)	$(4)	$1
CDX.EM-9 Index	2.650%	06/20/2013	DUB		600	(12)	(14)	2
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI		13,514	(517)	0	(517)
CDX.HY-9 Index	3.750%	12/20/2012	RBS		4,950	(594)	(625)	31
CDX.HY-10 Index 25-35%	2.360%	06/20/2011	MLP		5,000	(237)	0	(237)
CDX.IG-9 5 Year Index 15-30%	1.160%	12/20/2012	DUB		10,700	119	0	119
CDX.IG-9 5 Year Index 15-30%	1.180%	12/20/2012	DUB		6,400	76	0	76
CDX.IG-9 5 Year Index 15-30%	1.120%	12/20/2012	JPM		4,300	41	0	41
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB		5,200	59	0	59
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB		1,700	20	0	20
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB		900	10	0	10
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC		1,200	13	0	13
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC		1,700	19	0	19
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB		29,100	(160)	(407)	247
iTraxx Europe Crossover 5 Index	2.900%	06/20/2011	DUB	EUR	4,500	(268)	87	(355)
iTraxx Europe Crossover 7 Index	2.300%	06/20/2012	DUB		7,000	(954)	125	(1,079)
iTraxx Europe Crossover 7 Index	2.300%	06/20/2012	JPM		2,300	(313)	(105)	(208)
Select Aggregate Market Index	2.150%	12/20/2009	CSFB		210	0	3	(3)

						$(2,701)	$(940)	$(1,761)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See Accompanying Notes	Semiannual Report	September 30, 2008	83

Schedule of Investments  Floating Income Fund  (Cont.)

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$35,000	$237	$145	$92
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		548,150	3,232	10,607	(7,375)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		2,700	(99)	5	(104)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		39,600	(1,442)	(10)	(1,432)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		17,000	(618)	(325)	(293)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CSFB		2,000	(72)	(32)	(40)
Pay	6-Month EUR-LIBOR	4.750%	09/17/2010	BCLY	EUR	74,000	445	(576)	1,021
Pay	6-Month GBP-LIBOR	5.500%	09/16/2010	GSC	GBP	158,000	1,658	(1,052)	2,710
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	1,100,000	364	174	190
Pay	6-Month PLN-WIBOR	5.248%	04/20/2017	CITI	PLN	13,810	(99)	18	(117)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC	MXN	37,900	(127)	(35)	(92)
Pay	France CPI ex-Tobacco Index	1.970%	12/15/2011	JPM	EUR	52,200	(1,820)	0	(1,820)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		10,000	(394)	1	(395)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		4,500	(186)	0	(186)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		5,000	(209)	0	(209)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		5,000	(214)	0	(214)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		4,000	(163)	0	(163)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		9,200	(382)	0	(382)

							$111	$8,920	$(8,809)

(g)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$138.000	11/21/2008	1,158	$21	$18
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	2,316	42	36

				$63	$54

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$5,800	$56	$47

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY 105.400	03/31/2010	$23,000	$965	$798
Put - OTC USD versus JPY	105.400	03/31/2010	23,000	965	1,589
Call - OTC USD versus JPY	101.250	12/08/2010	125,400	6,583	6,879
Put - OTC USD versus JPY	101.250	12/08/2010	125,400	6,744	8,607

				$15,257	$17,873

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$94.305	02/13/2009	$10,000	$244	$367

(h)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,500	$55	$55

84	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	$6,400	$59	$44
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	6,400	102	118
Call - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	3,900	46	27
Put - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	3,900	46	72

							$253	$261

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$98.344	10/24/2008	$12,300	$78	$0

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$2,500	$55
Sales	2,316	50,400	2,823
Closing Buys	0	(17,500)	(94)
Expirations	(2,316)	0	(2,398)
Exercised	0	0	0

Balance at 09/30/2008	0	$35,400	$386

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2038	$5,300	$5,194	$5,158
Fannie Mae	5.500%	10/01/2038	18,900	18,600	18,826
Fannie Mae	6.000%	10/01/2038	10,100	10,183	10,222
Freddie Mac	5.500%	10/01/2038	12,000	11,899	11,923

				$45,876	$46,129

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	359	10/2008	$25	$0	$25
Sell	BRL	HSBC	6,110	12/2008	219	0	219
Buy		JPM	15,686	12/2008	0	(1,368)	(1,368)
Sell		JPM	76,097	12/2008	1,009	0	1,009
Buy		MSC	14,796	12/2008	0	(1,059)	(1,059)
Sell		MSC	114,856	12/2008	7,499	0	7,499
Buy		UBS	113,035	12/2008	0	(9,477)	(9,477)
Sell		UBS	2,631	12/2008	115	0	115
Buy	CLP	MSC	2,320,150	12/2008	0	(606)	(606)
Sell		MSC	4,646,906	12/2008	835	0	835
Buy		MSC	3,965,200	05/2009	0	(1,247)	(1,247)
Buy	CNY	DUB	52,930	10/2008	0	(3)	(3)
Sell		DUB	113,156	10/2008	39	0	39
Buy		JPM	60,226	10/2008	16	0	16
Buy		BCLY	43,915	11/2008	0	(113)	(113)
Buy		JPM	46,578	11/2008	0	(127)	(127)
Buy		UBS	46,131	11/2008	0	(111)	(111)
Buy	COP	CITI	43,960	12/2008	0	0	0
Buy	CZK	DUB	20,884	12/2008	51	0	51
Sell	EUR	UBS	41,213	10/2008	2,298	0	2,298
Buy	GBP	UBS	3,900	10/2008	0	(309)	(309)
Sell		UBS	10,224	11/2008	353	0	353
Buy	HKD	BCLY	311	10/2008	0	0	0
Buy		CSFB	389	10/2008	0	0	0
Buy		DUB	229	10/2008	0	0	0
Sell		HSBC	233	10/2008	0	0	0
Buy		HSBC	233	03/2009	0	0	0
Buy	HUF	BNP	3,837	11/2008	0	(2)	(2)
Buy		HSBC	870	11/2008	0	(1)	(1)
Sell	IDR	BOA	293,514,000	10/2008	785	0	785
Buy		DUB	139,032,000	10/2008	87	0	87
Buy		HSBC	175,935,000	10/2008	90	0	90
Buy	ILS	BCLY	1,163	11/2008	39	0	39

See Accompanying Notes	Semiannual Report	September 30, 2008	85

Schedule of Investments  Floating Income Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		HSBC	1,163	11/2008	$39	$0	$39
Sell	JPY	BCLY	2,891,715	10/2008	146	(37)	109
Sell		DUB	5,076,510	10/2008	0	(906)	(906)
Buy		RBS	1,717,171	10/2008	0	(222)	(222)
Buy	MXN	BCLY	694	11/2008	0	(4)	(4)
Buy		CITI	88,043	11/2008	0	(104)	(104)
Buy		HSBC	457	11/2008	0	(2)	(2)
Buy		JPM	457	11/2008	0	(2)	(2)
Sell		MSC	22,970	11/2008	97	0	97
Sell		RBC	66,681	11/2008	224	0	224
Sell		CITI	5,603	05/2009	15	0	15
Buy	MYR	BCLY	13,591	11/2008	0	(209)	(209)
Sell		BCLY	11,798	11/2008	59	(20)	39
Buy		DUB	24,358	11/2008	0	(424)	(424)
Sell		DUB	3,054	11/2008	29	0	29
Buy		HSBC	686	11/2008	0	(10)	(10)
Sell		HSBC	5,875	11/2008	56	0	56
Sell		JPM	10,119	11/2008	1	0	1
Sell		UBS	6,173	11/2008	60	0	60
Sell	PHP	BCLY	1,053,112	11/2008	110	0	110
Buy		HSBC	395,000	11/2008	0	(547)	(547)
Buy		JPM	396,000	11/2008	0	(480)	(480)
Buy		BCLY	91,700	02/2009	0	(95)	(95)
Buy		DUB	44,600	02/2009	0	(60)	(60)
Buy		HSBC	110,260	02/2009	0	(120)	(120)
Buy		JPM	155,334	02/2009	0	(123)	(123)
Buy		MLP	34,800	02/2009	0	(46)	(46)
Buy		MSC	123,100	02/2009	0	(139)	(139)
Buy		RBS	34,100	02/2009	0	(46)	(46)
Buy		LEH	23,300	12/2010	0	(25)	(25)
Sell		LEH	23,300	12/2010	0	(13)	(13)
Buy	PLN	BCLY	40	11/2008	0	(2)	(2)
Buy		DUB	36	11/2008	0	(2)	(2)
Sell		DUB	8,416	11/2008	319	0	319
Buy		JPM	40	11/2008	0	(2)	(2)
Buy		UBS	377	11/2008	0	(15)	(15)
Buy		HSBC	12,117	05/2009	0	(389)	(389)
Buy	RON	DUB	72,224	01/2009	0	(2,762)	(2,762)
Sell		DUB	72,224	01/2009	265	0	265
Buy	RUB	BCLY	274,311	11/2008	0	(375)	(375)
Sell		HSBC	746,384	11/2008	1,434	0	1,434
Sell		JPM	160,635	11/2008	617	0	617
Buy		RBS	524,840	11/2008	0	(944)	(944)
Buy		DUB	118,195	05/2009	0	(350)	(350)
Buy	SGD	BCLY	341	10/2008	0	(10)	(10)
Buy		CSFB	1,521	10/2008	0	(48)	(48)
Buy		DUB	870	10/2008	0	(31)	(31)
Buy		JPM	5,650	10/2008	0	(190)	(190)
Sell		JPM	5,977	10/2008	20	0	20
Buy		UBS	1,650	10/2008	0	(52)	(52)
Buy		BCLY	1,343	11/2008	0	(44)	(44)
Buy		BOA	1,318	11/2008	0	(51)	(51)
Buy		DUB	1,368	11/2008	0	(46)	(46)
Buy		UBS	1,305	11/2008	0	(50)	(50)
Buy		CITI	4,055	12/2008	0	(11)	(11)
Buy		JPM	5,956	12/2008	0	(22)	(22)
Buy	SKK	MSC	26,981	01/2009	0	(113)	(113)
Buy	TRY	JPM	2,133	12/2008	0	(15)	(15)
Sell	ZAR	BCLY	14,202	12/2008	0	(3)	(3)
Buy		HSBC	60	12/2008	0	0	0
Sell		HSBC	3,657	12/2008	39	0	39
Buy		JPM	97,740	12/2008	0	(463)	(463)
Buy		UBS	7,810	12/2008	0	(11)	(11)
Sell		UBS	87,743	12/2008	0	(13)	(13)

					$16,990	$(24,071)	$(7,081)

86	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$2,963	$731,524	$23,593	$758,080
Short Sales, at value	0	(46,129)	0	(46,129)
Other Financial Instruments ++	5,309	(37,594)	(4,159)	(36,444)

Total	$8,272	$647,801	$19,434	$675,507

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$24,109	$762	$(9)	$0	$(1,269)	$0	$23,593
Other Financial Instruments ++	(6,480)	(253)	0	0	156	2,418	(4,159)

Total	$17,629	$509	$(9)	$0	$(1,113)	$2,418	$19,434

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	87

Schedule of Investments  GNMA Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.5%

Morgan Stanley
4.904% due 05/14/2010	$4,000	$2,922

Total Corporate Bonds & Notes (Cost $4,000)		2,922

U.S. GOVERNMENT AGENCIES 179.3%

Fannie Mae
4.000% due 08/01/2018 - 04/01/2023	3,418	3,268
4.500% due 03/01/2023 - 08/01/2023	14,465	14,112
5.000% due 01/01/2018 - 09/01/2038	106,748	104,281
5.000% due 04/01/2038 (f)	20,999	20,478
5.500% due 07/01/2021 - 10/01/2038	159,351	159,553
6.000% due 11/01/2028 - 10/01/2038	9,663	9,791
6.351% due 03/01/2018	12	12
6.500% due 09/01/2037 - 10/01/2038	2,207	2,264
9.000% due 07/01/2018	1	1

Federal Home Loan Bank
8.137% due 09/01/2040	13	13

Freddie Mac
4.500% due 06/01/2023	25,083	24,440
5.000% due 11/01/2036	4,359	4,254
5.208% due 05/01/2019	11	11
5.271% due 06/01/2030	16	16
5.500% due 04/01/2038 - 10/01/2038	4,270	4,250
5.700% due 05/01/2031	11	11
6.000% due 06/01/2038	200	203
7.500% due 08/15/2029 (a)	29	6

Ginnie Mae
2.688% due 01/16/2031 - 02/16/2032	2,872	2,870
2.738% due 08/16/2032	1,488	1,473
2.788% due 12/16/2026 - 08/16/2031	674	665
2.888% due 06/16/2027	192	192
2.938% due 11/16/2029	3,730	3,732
2.988% due 07/16/2028	127	127
3.000% due 05/16/2027 - 02/20/2034	4,475	4,422
3.038% due 04/16/2032	245	243
3.138% due 05/16/2029	427	425
3.586% due 01/16/2030 - 02/16/2030	11,456	11,600
3.625% due 02/20/2035	387	382
3.838% due 06/20/2030	1	1
4.500% due 08/20/2033 - 01/20/2034	2,856	2,782
4.750% due 01/20/2031 - 03/20/2032	325	327
5.000% due 09/15/2035 - 10/01/2038	87,414	85,735
5.125% due 12/20/2017 - 10/20/2030	13	13
5.250% due 02/20/2030	959	969
5.375% due 06/20/2021 - 05/20/2032	8,328	8,425
5.500% due 05/20/2016 - 10/01/2038	195,476	195,607

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 07/15/2033 - 09/15/2033 (f)	$49,184	$49,386
5.625% due 07/20/2018 - 09/20/2035	4,479	4,534
6.000% due 06/15/2009 - 10/01/2038	240,784	244,343
6.000% due 06/15/2038 (f)	45,283	46,028
6.500% due 12/15/2023 - 10/01/2038	132,724	135,802
7.500% due 10/15/2022 - 06/15/2033	4,245	4,528

Small Business Administration
5.600% due 03/01/2029	5,300	5,315
7.449% due 08/10/2010	25	26

Total U.S. Government Agencies (Cost $1,158,339)		1,156,916

U.S. TREASURY OBLIGATIONS 2.9%

U.S. Treasury Notes
4.000% due 08/15/2018	16,900	17,132
4.750% due 08/15/2017	1,300	1,413

Total U.S. Treasury Obligations (Cost $18,793)		18,545

MORTGAGE-BACKED SECURITIES 10.6%

Bear Stearns Commercial Mortgage Securities
5.405% due 12/11/2040	6,000	5,544
5.700% due 06/11/2050	4,000	3,410

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	6,882	5,480

Citigroup/Deutsche Bank Commercial Mortgage Trust
0.620% due 10/15/2048 (a)	174,007	3,078

Credit Suisse Mortgage Capital Certificates
0.775% due 09/15/2039 (a)	97,840	2,315
5.467% due 09/15/2039	12,200	10,752

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	63	58

GS Mortgage Securities Corp. II
0.987% due 01/10/2040 (a)	75,904	842

JPMorgan Alternative Loan Trust
2.970% due 06/27/2037	15,705	12,451

JPMorgan Chase Commercial Mortgage Securities Corp.
2.862% due 07/15/2019	7,066	6,728
5.305% due 01/15/2049	6,000	5,582

Merrill Lynch Countrywide Commercial Mortgage Trust
3.024% due 07/09/2009	8,000	7,297

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,703	1,523

Structured Asset Mortgage Investments, Inc.
3.360% due 09/19/2032	137	125

WaMu Mortgage Pass-Through Certificates
4.569% due 09/25/2033	3,454	3,453

Total Mortgage-Backed Securities (Cost $71,463)		68,638

ASSET-BACKED SECURITIES 7.6%

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	19	13

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Centex Home Equity
3.507% due 01/25/2032	$30	$28

Chase Issuance Trust
2.528% due 04/15/2013	698	672

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	29	25

Citibank Omni Master Trust
4.188% due 03/20/2013	5,000	4,990
4.288% due 12/23/2013	3,300	3,282

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,550	1,146

Ford Credit Auto Owner Trust
3.908% due 06/15/2012	6,000	5,848

Home Equity Asset Trust
3.807% due 11/25/2032	3	2

Massachusetts State Educational Financing Authority
2.864% due 10/25/2038	6,200	5,707

Saxon Asset Securities Trust
3.727% due 08/25/2032	12	12

SLM Student Loan Trust
4.173% due 04/25/2023	6,257	6,280

South Carolina Student Loan Corp.
3.311% due 09/02/2014	2,491	2,481
3.361% due 03/01/2018	6,500	6,354
3.561% due 03/02/2020	8,400	8,056
3.811% due 09/03/2024	4,300	4,096

Structured Asset Securities Corp.
3.497% due 01/25/2033	86	71

Total Asset-Backed Securities (Cost $50,553)		49,063

SHORT-TERM INSTRUMENTS 12.9%

COMMERCIAL PAPER 1.9%

Freddie Mac
2.500% due 11/24/2008	12,500	12,453

REPURCHASE AGREEMENTS 9.0%

Barclays Capital, Inc.
2.250% due 10/01/2008	58,000	58,000

(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $59,157. Repurchase proceeds are $58,004.)

U.S. TREASURY BILLS 2.0%
1.470% due 10/16/2008 - 12/26/2008 (b)(c)(d)(e)	13,100	13,004

Total Short-Term Instruments (Cost $83,515)		83,457

PURCHASED OPTIONS (i) 0.0%
(Cost $61)		6

Total Investments 213.8% (Cost $1,386,724)		$1,379,547

Other Assets and Liabilities (Net) (113.8%)		(734,169)

Net Assets 100.0%		$645,378

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $10,423 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

88	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(d)	Securities with an aggregate market value of $298 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(e)	Securities with an aggregate market value of $495 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $55,403 at a weighted average interest rate of 2.738%. On September 30, 2008, securities valued at $110,134 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $1,272 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	340	$112
U.S. Treasury 10-Year Note December Futures	Long	12/2008	18	(18)
U.S. Treasury 10-Year Note December Futures	Short	12/2008	14	26

				$120

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	(2.250%)	12/25/2035	UBS	$2,000	$1,852	$0	$1,852
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	GSC	500	245	0	245

					$2,097	$0	$2,097

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	2.550%	12/25/2035	BEAR	$2,000	$(1,851)	$0	$(1,851)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	(0.540%)	07/25/2045	BEAR	$3,000	$2,293	$390	$1,903
CMBX.NA AAA 4 Index	(0.350%)	02/17/2051	BCLY	2,500	226	205	21

					$2,519	$595	$1,924

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	DUB	$3,600	$(3,397)	$(1,935)	$(1,462)
ABX.HE BBB 06-2 Index	2.420%	05/25/2046	GSC	2,150	(2,021)	(623)	(1,398)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	RBS	2,250	(2,123)	(1,227)	(896)

					$(7,541)	$(3,785)	$(3,756)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	$3,100	$(118)	$(99)	$(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI	2,300	(87)	(35)	(52)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB	3,700	(141)	(204)	63
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC	13,000	(495)	(525)	30
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM	1,150	(44)	(25)	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	14,600	(555)	(578)	23
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	33,400	(1,271)	(302)	(969)
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	5,000	373	10	363

						$(2,338)	$(1,758)	$(580)

See Accompanying Notes	Semiannual Report	September 30, 2008	89

Schedule of Investments  GNMA Fund  (Cont.)

(i)	Purchased options outstanding on September 30, 2008:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 12/01/2038	$72.000	12/04/2008	$127,000	$15	$0
Put - OTC Ginnie Mae 5.000% due 12/01/2038	72.000	12/11/2008	87,200	10	0
Put - OTC Ginnie Mae 5.500% due 12/01/2038	77.125	12/11/2008	35,000	4	2
Put - OTC Ginnie Mae 6.000% due 10/01/2038	85.000	10/15/2008	90,500	10	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	82.000	11/12/2008	185,000	22	4

				$61	$6

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (5)
Fannie Mae	5.000%	10/01/2023	$11,600	$11,662	$11,518
Fannie Mae	5.000%	10/01/2038	90,000	89,294	87,595
Fannie Mae	5.500%	10/01/2038	151,000	152,459	150,410
Fannie Mae	6.000%	10/01/2038	45,000	45,591	45,541
Fannie Mae	6.500%	10/01/2038	7,000	7,195	7,174
Freddie Mac	4.500%	12/01/2023	25,000	24,523	24,336
Ginnie Mae	5.500%	10/01/2038	10,900	10,973	10,892
Ginnie Mae	6.000%	10/01/2038	49,000	50,228	49,666
U.S. Treasury Notes	4.000%	08/15/2018	21,200	21,535	21,606
U.S. Treasury Notes	4.750%	08/15/2017	1,300	1,416	1,427

				$414,876	$410,165

(5)	Market value includes $124 of interest payable on short sales.

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,364,166	$15,381	$1,379,547
Short Sales, at value	0	(410,040)	0	(410,040)
Other Financial Instruments ++	120	(2,412)	245	(2,047)

Total	$120	$951,714	$15,626	$967,460

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$1,498	$13,959	$151	$(2)	$(225)	$0	$15,381
Other Financial Instruments ++	2,849	0	0	0	(2,604)	0	245

Total	$4,347	$13,959	$151	$(2)	$(2,829)	$0	$15,626

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

90	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments High Yield Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.2%

AES Corp.
6.410% due 03/31/2010	$2,000	$1,900
6.410% due 04/30/2010	1,300	1,235
7.010% due 03/31/2010	2,700	2,565

Allison Transmission, Inc.
5.220% due 08/07/2014	2,711	2,253
5.240% due 08/07/2014	1,779	1,478
5.560% due 08/07/2014	404	336

Alltel Communications, Inc.
4.997% due 05/15/2015	11,000	10,633

Alltel Corp.
5.564% due 05/15/2015	6,000	5,797

Amadeus Global Travel Distribution S.A.
3.719% due 04/08/2012	3,371	2,697
4.486% due 04/08/2013	1,839	1,472
4.986% due 04/08/2014	1,817	1,463

Biomet, Inc.
6.762% due 03/25/2015	1,238	1,143

Calpine Corp.
5.685% due 03/29/2014	5,000	4,271

Community Health Systems, Inc.
4.000% due 07/25/2014	718	632
5.060% due 07/25/2014	10,644	9,366
5.954% due 07/25/2014	3,387	2,980

CSC Holdings, Inc.
4.569% due 03/30/2013	2,474	2,192
9.750% due 07/08/2013	7,850	7,536

Daimler Finance North America LLC
6.820% due 08/03/2012	61,906	42,050

Delphi Corp.
7.250% due 12/31/2008	1,000	977
8.500% due 12/31/2008	9,000	7,484

First Data Corp.
5.551% due 09/24/2014	545	468
5.552% due 09/24/2014	4,056	3,485
5.926% due 09/24/2014	3,866	3,316

Ford Motor Co.
5.490% due 12/16/2013	47,636	31,509

Georgia-Pacific Corp.
4.219% due 12/20/2012	354	314
4.551% due 12/20/2012	430	381
4.567% due 12/20/2012	4,956	4,392

Harrah’s Operating Co., Inc.
5.800% due 01/28/2015	980	790
6.762% due 01/28/2015	17	14

HCA, Inc.
6.012% due 11/18/2013	35,393	31,124

Headwaters, Inc.
8.270% due 04/30/2011	1,791	1,629

Health Management Associates, Inc.
5.512% due 02/28/2014	2,911	2,467

HealthSouth Corp.
4.990% due 03/10/2013	3,839	3,477
5.190% due 03/10/2013	71	64

Hertz Corp.
3.204% due 12/21/2012	795	710
3.990% due 12/21/2012	1,607	1,436
4.250% due 12/21/2012	2,262	2,021
4.690% due 12/21/2012	197	176

Idearc, Inc.
4.470% due 11/17/2014	340	201
4.800% due 11/17/2014	7,619	4,503

Ineos Group Holdings PLC
5.727% due 10/07/2012	1,626	1,358
5.952% due 10/07/2012	9,071	7,574

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Intelsat Bermuda Ltd.
5.291% due 02/01/2014	$20,750	$17,015

Las Vegas Sands Corp.
4.560% due 05/23/2014	1,653	1,258
5.520% due 05/23/2014	335	255

Lender Processing Services
6.204% due 06/18/2014	2,000	1,963

Local Insight
7.770% due 04/21/2015	4,750	4,140

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	15,720	11,224

Mylan Laboratories, Inc.
5.750% due 10/02/2014	3,367	3,140
7.062% due 10/02/2014	4,842	4,515

Northwest Airlines, Inc.
4.750% due 08/21/2013	4,410	3,813

NRG Energy, Inc.
2.701% due 02/01/2013	1,105	977
5.262% due 02/01/2013	3,190	2,819

NTL Investment
4.799% due 01/06/2013	1,627	1,488

Nuveen Investments, Inc.
5.469% due 11/01/2014	179	154
5.469% due 11/13/2014	3,629	3,124
5.472% due 11/01/2014	3,175	2,734

Nycomed A/S Term B2
5.051% due 12/20/2014	4,432	3,264

Nycomed A/S Term C2
5.801% due 12/20/2015	4,432	3,264

Quicksilver Resources, Inc.
7.750% due 08/05/2013	10,000	9,612

RH Donnelley Corp.
6.750% due 06/30/2011	1,380	1,226

Roundy’s Supermarket, Inc.
5.500% due 10/27/2011	9,327	8,550

Telesat Canada
5.580% due 10/31/2008	51	45
5.670% due 10/31/2008	258	232
5.670% due 10/22/2014	281	253
5.800% due 10/22/2014	2,938	2,641
5.800% due 10/31/2014	980	881
5.810% due 10/31/2008	28	25
5.810% due 10/22/2014	705	634
5.890% due 10/31/2014	84	76

Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014	3,197	2,709
6.302% due 10/10/2014	20,997	17,791
7.262% due 10/10/2014	231	196

Thompson Learning, Inc.
6.200% due 07/05/2014	28,413	23,370

Tribune Co.
5.412% due 05/30/2009	5,212	4,821
5.786% due 05/30/2014	4,834	2,574
5.786% due 06/04/2014	8,543	3,823

Univision Communications, Inc.
5.049% due 09/15/2014	17,852	11,577
6.250% due 09/15/2014	1,148	744

Verso Paper Holdings LLC
9.033% due 02/01/2013	986	917

VNU/Nielson Finance LLC
4.802% due 08/09/2013	5,404	4,691

Weather Investments II SARL
9.635% due 10/26/2014	3,000	2,950

West Corp.
8.500% due 10/24/2013	2,992	2,327

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wind Acquisition Finance S.A.
10.035% due 12/21/2011	$7,788	$7,746

Wrigley WM JR Co.
7.000% due 07/17/2014	8,500	8,355

Total Bank Loan Obligations (Cost $476,747)		395,782

CORPORATE BONDS & NOTES 77.2%

BANKING & FINANCE 19.4%

AES Ironwood LLC
8.857% due 11/30/2025	46,272	46,503

AES Red Oak LLC
8.540% due 11/30/2019	18,646	18,646
9.200% due 11/30/2029	2,795	2,739

American Express Bank FSB
5.500% due 04/16/2013	34,750	31,835

American Express Co.
7.000% due 03/19/2018	61,950	54,766

American Express Credit Corp.
5.875% due 05/02/2013	2,450	2,260

American General Finance Corp.
6.900% due 12/15/2017	8,200	3,807

American International Group, Inc.
2.833% due 01/29/2010	1,150	748
5.850% due 01/16/2018	18,900	9,501
8.175% due 05/15/2058	15,925	2,552
8.250% due 08/15/2018	52,100	30,310

ANZ National International Ltd.
6.200% due 07/19/2013	29,550	29,361

Bank of America Corp.
8.000% due 12/29/2049	113,025	89,581

Barclays Bank PLC
6.050% due 12/04/2017	19,175	17,865
7.434% due 09/29/2049	5,100	4,157
7.700% due 04/29/2049	48,525	42,764

Bear Stearns Cos. LLC
6.400% due 10/02/2017	2,825	2,643
6.950% due 08/10/2012	2,500	2,528
7.250% due 02/01/2018	1,000	964

Buffalo Thunder Development Authority
9.375% due 12/15/2014	2,650	1,126

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	4,643

Caelus Re Ltd.
9.061% due 06/07/2011	2,950	2,876

Citigroup Capital XXI
8.300% due 12/21/2077	17,075	12,726

Citigroup Funding, Inc.
2.080% due 08/31/2012	8,000	7,689

Citigroup, Inc.
5.500% due 04/11/2013	25,525	22,301
6.125% due 05/15/2018	11,775	9,766
8.400% due 04/29/2049	31,850	21,719

El Paso Performance-Linked Trust
7.750% due 07/15/2011	23,705	24,130

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	1,000	1,000
5.700% due 01/15/2010	1,625	1,245
7.000% due 10/01/2013	25,950	15,963
7.241% due 04/15/2012	7,000	6,472
7.375% due 10/28/2009	1,350	1,086
7.375% due 02/01/2011	3,704	2,463
7.800% due 06/01/2012	27,629	17,171
7.875% due 06/15/2010	500	382
8.000% due 12/15/2016	33,245	21,047

See Accompanying Notes	Semiannual Report	September 30, 2008	91

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.625% due 11/01/2010	$3,225	$2,288
12.000% due 05/15/2015	2,000	1,528

Forest City Enterprises, Inc.
7.625% due 06/01/2015	8,450	6,802

GMAC LLC
5.011% due 12/01/2014	500	231
5.850% due 01/14/2009	750	641
6.625% due 05/15/2012	1,925	816
6.750% due 12/01/2014	405	156
8.000% due 11/01/2031	19,010	7,174

Goldman Sachs Group, Inc.
3.011% due 03/02/2010	4,500	4,210
5.950% due 01/18/2018	13,050	10,784
6.150% due 04/01/2018	14,825	12,348
6.750% due 10/01/2037	42,700	28,520

HBOS PLC
6.750% due 05/21/2018	16,100	13,513

JPMorgan Chase & Co.
7.900% due 04/29/2049	32,050	27,054

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	16,830	15,452

KRATON Polymers LLC
8.125% due 01/15/2014	19,270	11,273

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	4,175	543
6.625% due 01/18/2012 (a)	1,375	179
6.750% due 12/28/2017 (a)	19,425	97
6.875% due 05/02/2018 (a)	18,975	2,467
7.500% due 05/11/2038 (a)	14,175	71

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	15,025	14,499
6.875% due 04/25/2018	37,875	33,566

Metropolitan Life Global Funding I
3.961% due 06/25/2010	5,000	4,994

Mirage Resorts, Inc.
7.250% due 08/01/2017	8,625	5,994

Morgan Stanley
2.902% due 05/07/2010	1,650	1,140
3.035% due 01/18/2011	2,325	1,516
4.904% due 05/14/2010	4,600	3,360
5.950% due 12/28/2017	53,100	33,316
6.000% due 04/28/2015	2,150	1,465

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	11,350	8,597

NSG Holdings LLC
7.750% due 12/15/2025	31,940	30,503

Nuveen Investments, Inc.
10.500% due 11/15/2015	2,350	1,821

Petroleum Export Ltd. II
6.340% due 06/20/2011	12,654	12,562

Petroplus Finance Ltd.
6.750% due 05/01/2014	1,750	1,488

Rabobank Capital Funding Trust
5.254% due 12/29/2049	8,035	6,932

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	16,050	11,972
7.640% due 03/31/2049	36,825	27,460

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	26,100	24,353

SLM Corp.
2.960% due 07/26/2010	5,950	4,515
5.000% due 04/15/2015	2,000	1,201
5.000% due 06/15/2018	1,000	550

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049	6,600	6,302

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Teco Finance, Inc.
6.572% due 11/01/2017	$5,734	$5,229

Tenneco, Inc.
8.125% due 11/15/2015	15,505	13,334
10.250% due 07/15/2013	4,050	4,182

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	6,003
7.500% due 07/18/2016	14,750	10,397

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,125	3,145
6.103% due 06/27/2012	7,000	6,294

UBS AG
2.789% due 07/23/2009	9,200	9,114
5.750% due 04/25/2018	26,825	23,372

UBS Preferred Funding Trust V
6.243% due 05/12/2049	9,200	7,095

Universal City Development Partners
11.750% due 04/01/2010	3,000	2,906

Universal City Florida Holding Co. I & II
7.551% due 05/01/2010	12,273	11,598
8.375% due 05/01/2010	7,900	7,663

Ventas Realty LP
6.500% due 06/01/2016	4,560	4,332
6.625% due 10/15/2014	4,325	4,174
6.750% due 04/01/2017	15,710	14,924
7.125% due 06/01/2015	10,250	10,224
9.000% due 05/01/2012	440	461

Wachovia Corp.
7.980% due 02/28/2049	100,900	42,226

Wells Fargo Capital XIII
7.700% due 12/29/2049	14,150	12,349

Wells Fargo Capital XV
9.750% due 12/29/2049	63,125	61,290

Wilmington Trust Co.
10.732% due 01/01/2013 (l)	4,960	5,281

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	14,351

		1,231,532

INDUSTRIALS 44.6%

Actuant Corp.
6.875% due 06/15/2017	14,780	14,189

Allied Waste North America, Inc.
5.750% due 02/15/2011	1,575	1,516
7.125% due 05/15/2016	5,975	5,602
7.250% due 03/15/2015	32,877	31,644

Allison Transmission, Inc.
11.000% due 11/01/2015	24,970	21,849

American Stores Co.
8.000% due 06/01/2026	32,000	30,100

AmeriGas Partners LP
7.125% due 05/20/2016	32,745	29,470
7.250% due 05/20/2015	21,570	19,737

ARAMARK Corp.
6.301% due 02/01/2015	3,950	3,476
8.500% due 02/01/2015	31,555	29,819

ArvinMeritor, Inc.
8.125% due 09/15/2015	47,765	37,018
8.750% due 03/01/2012	16,960	14,331

Berry Plastics Corp.
7.541% due 02/15/2015	20,100	17,990

Berry Plastics Holding Corp.
6.694% due 09/15/2014	1,165	821
8.875% due 09/15/2014	31,280	24,555

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Biomet, Inc.
10.000% due 10/15/2017	$36,417	$37,327
10.375% due 10/15/2017 (b)	30,440	30,288
11.625% due 10/15/2017	83,412	84,246

Bombardier, Inc.
6.750% due 05/01/2012	6,000	5,790

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	19,225	5,864

C8 Capital SPV Ltd.
6.640% due 12/29/2049	700	649
6.640% due 12/31/2049	3,800	3,563

Cascades, Inc.
7.250% due 02/15/2013	23,360	18,338

CCO Holdings LLC
8.750% due 11/15/2013	56,101	49,088

Celestica, Inc.
7.625% due 07/01/2013	7,000	6,405
7.875% due 07/01/2011	38,339	37,381

Chart Industries, Inc.
9.125% due 10/15/2015	8,865	9,131

Charter Communications Operating LLC
8.375% due 04/30/2014	2,675	2,374

Chesapeake Energy Corp.
6.875% due 01/15/2016	5,609	5,146
7.000% due 08/15/2014	12,210	11,477
7.250% due 12/15/2018	7,520	6,956
7.500% due 09/15/2013	2,950	2,869
7.500% due 06/15/2014	13,505	12,999
7.625% due 07/15/2013	4,280	4,109

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	4,883	3,687

Citic Resources Finance Ltd.
6.750% due 05/15/2014	2,975	2,268

Clorox Co.
4.200% due 01/15/2010	7,350	7,267

Colorado Interstate Gas Co.
5.950% due 03/15/2015	2,450	2,243

Community Health Systems, Inc.
8.875% due 07/15/2015	60,702	57,970

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	11,025	10,584
7.750% due 05/15/2017	9,595	9,163

Continental Airlines, Inc.
6.920% due 04/02/2013 (l)	16,025	14,602
7.373% due 06/15/2017	1,048	786
7.566% due 09/15/2021	2,729	2,210

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	18,495	14,981

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	2,625	2,599
7.750% due 11/15/2015	20,045	19,644

CSC Holdings, Inc.
6.750% due 04/15/2012	5,935	5,468
7.625% due 04/01/2011	45,020	43,444
7.625% due 07/15/2018	26,675	23,341
7.875% due 02/15/2018	1,525	1,350
8.500% due 06/15/2015	1,075	1,004

DaVita, Inc.
7.250% due 03/15/2015	26,171	24,993

Delta Air Lines, Inc.
7.779% due 07/02/2013	7,855	7,227

Dex Media West LLC
9.875% due 08/15/2013	25,739	16,023

Dex Media, Inc.
8.000% due 11/15/2013	5,500	2,558

92	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DirecTV Holdings LLC
8.375% due 03/15/2013	$1,975	$1,960

Dynegy Holdings, Inc.
6.875% due 04/01/2011	9,555	8,743
7.125% due 05/15/2018	6,005	4,564
7.500% due 06/01/2015	13,250	11,262
7.625% due 10/15/2026	3,985	2,929
8.750% due 02/15/2012	1,500	1,425

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	28,609	28,913

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	20,010	18,159

EchoStar DBS Corp.
6.375% due 10/01/2011	4,075	3,759
6.625% due 10/01/2014	1,525	1,228
7.000% due 10/01/2013	16,305	14,145
7.125% due 02/01/2016	79,629	64,300

El Paso Corp.
6.875% due 06/15/2014	650	603
7.000% due 05/15/2011	625	627
7.000% due 06/15/2017	39,020	35,032
7.250% due 06/01/2018	13,900	12,996
7.420% due 02/15/2037	1,375	1,100
7.750% due 06/15/2010	6,975	7,094
7.800% due 08/01/2031	29,497	24,949
8.050% due 10/15/2030	5,285	4,601

Enterprise Products Operating LP
7.034% due 01/15/2068	4,840	3,906
8.375% due 08/01/2066	29,815	27,661

Ferrellgas Partners LP
6.750% due 05/01/2014	2,950	2,419
7.240% due 08/01/2010 (l)	26,000	25,198
8.750% due 06/15/2012	11,920	10,251
8.870% due 08/01/2009 (l)	12,250	12,222

First Data Corp.
9.875% due 09/24/2015	96,825	76,129

Ford Motor Co.
7.125% due 11/15/2025	8,722	3,489
7.500% due 08/01/2026	20,800	8,736
9.215% due 09/15/2021	1,225	588

Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015	12,615	12,100
8.250% due 04/01/2015	13,075	12,862
8.375% due 04/01/2017	39,080	38,551

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	33,420	23,227
9.125% due 12/15/2014 (b)	9,215	5,852

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	25,050	25,426

Gaz Capital S.A.
8.146% due 04/11/2018	13,375	11,770

General Motors Corp.
7.400% due 09/01/2025	600	219
7.700% due 04/15/2016	4,230	1,703
8.250% due 07/15/2023	25,895	10,293

Georgia-Pacific LLC
7.000% due 01/15/2015	5,265	4,817
7.125% due 01/15/2017	12,800	11,488
7.250% due 06/01/2028	13,550	10,772
7.375% due 12/01/2025	28,210	22,921
7.750% due 11/15/2029	250	208
8.000% due 01/15/2024	62,090	54,950
9.500% due 12/01/2011	3,905	3,885

Goodyear Tire & Rubber Co.
6.678% due 12/01/2009	3,050	3,004
9.000% due 07/01/2015	22,238	22,127

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	31,143	16,039

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HCA, Inc.
7.190% due 11/15/2015	$21,417	$17,205
8.750% due 09/01/2010	2,853	2,824
9.000% due 12/15/2014	4,246	3,875
9.125% due 11/15/2014	16,145	15,741
9.250% due 11/15/2016	130,505	127,242
9.625% due 11/15/2016 (b)	575	548

Health Management Associates, Inc.
6.125% due 04/15/2016	3,715	2,991

Hertz Corp.
8.875% due 01/01/2014	68,886	59,759

Ineos Group Holdings PLC
8.500% due 02/15/2016	42,206	23,002

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,246

Intergen NV
9.000% due 06/30/2017	31,333	31,490

JET Equipment Trust
7.630% due 08/15/2012 (a)	1,431	5
9.410% due 06/15/2010 (a)	703	541
10.000% due 06/15/2012 (a)	5,326	4,207

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	16,939	17,362

Legrand France S.A.
8.500% due 02/15/2025	16,900	16,965

Lender Processing Services, Inc.
8.125% due 07/01/2016	400	392

Mattel, Inc.
3.219% due 06/15/2009	5,500	5,486

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,000	998

MGM Mirage
6.875% due 04/01/2016	24,365	17,847

Nalco Co.
8.875% due 11/15/2013	24,590	24,651

New Albertson’s, Inc.
6.570% due 02/23/2028	500	398
7.450% due 08/01/2029	24,275	21,667
7.750% due 06/15/2026	580	535

Norampac Industries, Inc.
6.750% due 06/01/2013	13,879	10,479

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	21,635	19,796

Nortel Networks Ltd.
7.041% due 07/15/2011	23,035	15,491
10.125% due 07/15/2013	47,945	30,805
10.750% due 07/15/2016	4,085	2,522

Northwest Airlines, Inc.
7.691% due 10/01/2018	6,712	5,303

Northwest Pipeline GP
7.125% due 12/01/2025	4,300	4,088

OPTI Canada, Inc.
8.250% due 12/15/2014	15,220	13,698

Quebecor Media, Inc.
7.750% due 03/15/2016	58,982	51,904

Qwest Communications International, Inc.
6.304% due 02/15/2009	475	471
7.500% due 02/15/2014	103,309	89,879

Reynolds American, Inc.
7.750% due 06/01/2018	4,555	4,501

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	3,604
8.875% due 01/15/2016	74,995	25,873
8.875% due 10/15/2017	33,005	11,387

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

RH Donnelley, Inc.
11.750% due 05/15/2015	$7,295	$4,486

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	10,840	10,352

Roundy’s, Inc.
5.500% due 10/27/2011	25	23
6.750% due 10/27/2011	466	427

Royal Caribbean Cruises Ltd.
7.250% due 06/15/2016	4,000	3,340
7.250% due 03/15/2018	4,925	3,965

SandRidge Energy, Inc.
6.416% due 04/01/2014	2,000	1,883
8.000% due 06/01/2018	1,300	1,124
8.625% due 04/01/2015	59,100	53,190

Sanmina-SCI Corp.
8.125% due 03/01/2016	16,655	14,240

Seagate Technology HDD Holdings
6.375% due 10/01/2011	25,765	25,443

SemGroup LP
8.750% due 11/15/2015 (a)	46,350	4,867

Sensata Technologies BV
8.000% due 05/01/2014	45,525	38,696

Service Corp. International
6.750% due 04/01/2015	2,200	1,930
7.375% due 10/01/2014	3,320	3,038
7.625% due 10/01/2018	5,275	4,747

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,382

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	5,300	4,426

Sonat, Inc.
7.000% due 02/01/2018	7,109	6,265

Station Casinos, Inc.
7.750% due 08/15/2016	12,068	6,607

Suburban Propane Partners LP
6.875% due 12/15/2013	14,657	13,045

Sungard Data Systems, Inc.
9.125% due 08/15/2013	52,866	47,844

SUPERVALU, Inc.
7.500% due 11/15/2014	4,000	3,900

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (l)	10,000	9,429

TRW Automotive, Inc.
7.000% due 03/15/2014	32,400	26,892
7.250% due 03/15/2017	19,935	15,848

United Airlines, Inc.
6.071% due 03/01/2013 (a)	1,193	1,123
6.201% due 12/31/2049 (a)	880	853
6.602% due 03/01/2015 (a)	1,112	1,078
7.032% due 10/01/2010	998	978

United Rentals North America, Inc.
6.500% due 02/15/2012	27,280	22,915

Unitymedia GmbH
10.375% due 02/15/2015	11,350	10,839

Verso Paper Holdings LLC
6.551% due 08/01/2014	2,805	2,328
9.125% due 08/01/2014	29,120	25,189

Videotron Ltee
9.125% due 04/15/2018	1,500	1,522

Waste Management, Inc.
6.875% due 05/15/2009	14,400	14,443

West Corp.
9.500% due 10/15/2014	30,345	23,366
11.000% due 10/15/2016	4,325	3,136

See Accompanying Notes	Semiannual Report	September 30, 2008	93

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Willamette Industries, Inc.
6.450% due 08/19/2009	$10,650	$10,661

Williams Cos., Inc.
6.375% due 10/01/2010	5,610	5,501
7.625% due 07/15/2019	9,340	9,207

Williams Partners LP
7.250% due 02/01/2017	6,100	5,678

Windstream Corp.
8.125% due 08/01/2013	5,000	4,775
8.625% due 08/01/2016	41,325	38,329

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	28,215	24,194

Xerox Corp.
7.125% due 06/15/2010	6,770	6,929

		2,824,942

UTILITIES 13.2%

AES Corp.
7.750% due 03/01/2014	3,950	3,693
7.750% due 10/15/2015	1,725	1,574
8.000% due 10/15/2017	12,345	11,203
8.000% due 06/01/2020	4,575	4,026
8.875% due 02/15/2011	730	723

Cablevision Systems Corp.
4.569% due 03/30/2013	6	6

Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028	2,000	1,430

Cincinnati Bell, Inc.
7.000% due 02/15/2015	1,530	1,293
7.250% due 07/15/2013	5,510	4,986

CMS Energy Corp.
3.741% due 01/15/2013	5,500	4,867

Edison Mission Energy
7.000% due 05/15/2017	4,000	3,620
7.200% due 05/15/2019	1,670	1,478
7.750% due 06/15/2016	5,620	5,311

Energy Future Holdings Corp.
10.875% due 11/01/2017	115,430	104,753
11.250% due 11/01/2017 (b)	4,400	3,740

Frontier Communications Corp.
6.250% due 01/15/2013	2,375	2,235
6.625% due 03/15/2015	2,045	1,708
7.000% due 11/01/2025	1,650	1,015
7.125% due 03/15/2019	38,045	30,436
7.450% due 07/01/2035	5,460	3,358
7.875% due 01/15/2027	1,875	1,416
9.000% due 08/15/2031	22,010	16,948
9.250% due 05/15/2011	675	678

Hawaiian Telcom Communications, Inc.
8.486% due 05/01/2013	5,865	1,144
9.750% due 05/01/2013	24,985	5,122

Homer City Funding LLC
8.734% due 10/01/2026	11,692	11,925

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	7,910	7,594

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	32,120	27,784

Knight, Inc.
5.150% due 03/01/2015	2,718	2,317
6.500% due 09/01/2012	7,852	7,440

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	17,720	16,657

Midwest Generation LLC
8.560% due 01/02/2016	63,758	65,671

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

NGPL Pipe Co. LLC
7.119% due 12/15/2017	$25,610	$24,331

NRG Energy, Inc.
7.250% due 02/01/2014	18,245	16,968
7.375% due 02/01/2016	66,635	60,138
7.375% due 01/15/2017	27,170	24,793

Oncor Electric Delivery Co.
7.250% due 01/15/2033	1,000	820

PetroHawk Energy Corp.
7.875% due 06/01/2015	1,800	1,575

PSEG Energy Holdings LLC
8.500% due 06/15/2011	47,705	48,527

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	10,933	10,277
7.900% due 08/15/2010	4,430	4,308

Qwest Corp.
6.069% due 06/15/2013	4,915	4,202
7.200% due 11/10/2026	9,976	7,382
7.500% due 06/15/2023	12,355	9,760
8.875% due 03/15/2012	16,955	16,701

Reliant Energy, Inc.
6.750% due 12/15/2014	51,624	44,397

Sierra Pacific Resources
6.750% due 08/15/2017	5,905	5,424
7.803% due 06/15/2012	13,825	14,034

Sprint Capital Corp.
6.375% due 05/01/2009	12,800	12,546
6.900% due 05/01/2019	34,610	26,869
7.625% due 01/30/2011	5,150	4,689
8.750% due 03/15/2032	24,800	19,385

Sprint Nextel Corp.
6.000% due 12/01/2016	22,410	17,282

Telesat Canada
11.000% due 11/01/2015	10,900	8,774
12.500% due 11/01/2017	6,200	5,177

Tenaska Alabama Partners LP
7.000% due 06/30/2021	19,341	17,521

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	37,995	34,480
10.500% due 11/01/2016 (b)	3,180	2,711

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	30,909	28,745

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	3,206

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (l)	3,046	3,228

		834,401

Total Corporate Bonds & Notes (Cost $5,866,949)		4,890,875

CONVERTIBLE BONDS & NOTES 1.8%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	11,950	5,870

ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	913

Chesapeake Energy Corp.
2.250% due 12/15/2038	18,500	12,811
2.500% due 05/15/2037	10,425	10,021

Citigroup Funding, Inc.
1.080% due 08/31/2012	5,000	4,668

CMS Energy Corp.
2.875% due 12/01/2024	14,290	14,880

Deutsche Bank AG
0.000% due 10/24/2008	4,525	1,838
0.450% due 08/31/2012	8,000	9,448

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
1.700% due 10/15/2012	$7,200	$6,133

Mylan, Inc.
1.250% due 03/15/2012	12,175	9,420

Nortel Networks Corp.
1.750% due 04/15/2012	3,500	1,803
2.125% due 04/15/2014	11,900	5,757

NovaMed, Inc.
1.000% due 06/15/2012	200	173

Prudential Financial, Inc.
1.189% due 12/15/2037	16,550	15,704

Qwest Communications International, Inc.
3.500% due 11/15/2025	14,275	12,187

Total Convertible Bonds & Notes (Cost $143,994)		111,626

MUNICIPAL BONDS & NOTES 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	168

Total Municipal Bonds & Notes (Cost $278)		168

U.S. GOVERNMENT AGENCIES 21.6%

Fannie Mae
5.000% due 10/01/2033 - 11/01/2038	577,017	561,252
5.500% due 09/01/2017 - 10/01/2038	689,453	686,761
5.500% due 02/01/2038 (g)	62,659	62,552

Freddie Mac
5.000% due 12/14/2018	9,300	8,758
5.500% due 10/01/2038	40,000	39,744

Ginnie Mae
6.000% due 10/01/2038	10,000	10,136

Total U.S. Government Agencies (Cost $1,362,373)		1,369,203

MORTGAGE-BACKED SECURITIES 3.4%

American Home Mortgage Assets
3.397% due 05/25/2046	3,565	2,301
3.397% due 09/25/2046	1,530	938
3.417% due 10/25/2046	4,620	1,802
3.555% due 02/25/2047	1,611	810
3.775% due 11/25/2046	26,094	13,136
6.250% due 06/25/2037	11,246	6,874

American Home Mortgage Investment Trust
5.660% due 09/25/2045	1,410	961

Banc of America Funding Corp.
5.357% due 11/20/2035	642	602

Banc of America Mortgage Securities, Inc.
5.436% due 02/25/2036	618	538

BCAP LLC Trust
3.377% due 01/25/2037	2,320	1,432

Bear Stearns Adjustable Rate Mortgage Trust
5.010% due 01/25/2035	482	431
5.474% due 05/25/2047	3,812	3,211
5.732% due 02/25/2036	546	417

Bear Stearns Alt-A Trust
3.427% due 12/25/2046	371	113

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	1,611	1,380

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	399	379

94	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.666% due 07/25/2046	$1,163	$903
6.014% due 09/25/2037	7,519	5,259

Countrywide Alternative Loan Trust
3.377% due 01/25/2037	700	322
3.382% due 12/20/2046	8,180	4,988
3.397% due 09/25/2046	3,129	1,735
3.398% due 07/20/2046	3,843	2,372
3.417% due 07/25/2046	693	440
3.437% due 08/25/2046	1,318	543
3.457% due 09/25/2046	700	263
3.457% due 10/25/2046	505	214
3.467% due 06/25/2035	370	235
3.477% due 05/25/2036	558	229
3.537% due 11/20/2035	1,623	1,039
3.577% due 02/25/2037	32,222	14,348
3.855% due 12/25/2035	2,059	1,258
3.977% due 11/25/2035	828	541
5.417% due 10/25/2035	490	423
5.750% due 03/25/2037	500	344
5.898% due 02/25/2037	3,173	2,215
6.000% due 11/25/2036	2,856	2,037
6.500% due 11/25/2037	1,393	943

Countrywide Home Loan Mortgage Pass-Through Trust
3.507% due 04/25/2046	737	303
5.431% due 02/25/2047	603	395
5.547% due 04/20/2036	563	453
5.613% due 02/20/2036	638	427
5.620% due 03/25/2037	579	410
6.092% due 09/25/2047	836	649

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.588% due 10/25/2035	476	311
5.869% due 10/25/2036	700	455
5.886% due 10/25/2036	700	454

Downey Savings & Loan Association Mortgage Loan Trust
3.350% due 07/19/2045	523	255

Greenpoint Mortgage Funding Trust
3.407% due 10/25/2046	800	330
3.407% due 12/25/2046	600	219
3.417% due 10/25/2046	800	200
3.477% due 09/25/2035	732	306

GSR Mortgage Loan Trust
3.467% due 08/25/2046	638	192
5.178% due 01/25/2036	1,703	1,496

Harborview Mortgage Loan Trust
3.210% due 07/19/2046	3,114	1,942
3.230% due 09/19/2046	1,722	1,047
3.378% due 08/21/2036	830	511
3.705% due 12/19/2036	4,449	2,451
5.750% due 08/19/2036	6,711	4,604
5.903% due 08/19/2036	799	538

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	1,356	735

Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	700	453

Indymac Index Mortgage Loan Trust
3.397% due 09/25/2046	2,360	1,436
3.407% due 06/25/2047	1,428	868
3.417% due 05/25/2046	497	303
3.447% due 07/25/2035	483	316
3.477% due 06/25/2037	761	320
5.369% due 01/25/2036	478	374
5.425% due 09/25/2035	514	350
5.490% due 10/25/2035	484	328
5.647% due 11/25/2035	18,837	13,231
5.975% due 06/25/2036	700	512

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	4,342	3,399

Luminent Mortgage Trust
3.377% due 12/25/2036	1,810	1,106
3.387% due 12/25/2036	1,021	644
3.407% due 10/25/2046	801	497

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	$1,115	$705
3.507% due 05/25/2047	800	278
3.547% due 05/25/2047	600	215

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	1,510	1,080

Merrill Lynch Mortgage Investors, Inc.
4.863% due 12/25/2032	808	798

Morgan Stanley Capital I
5.544% due 11/12/2049	700	541
5.692% due 04/15/2049	1,100	937

Morgan Stanley Mortgage Loan Trust
3.517% due 01/25/2034	151	107
5.417% due 06/25/2036	589	505

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	600	461

Residential Accredit Loans, Inc.
3.387% due 06/25/2046	10,783	6,764
3.437% due 05/25/2037	957	327
3.457% due 08/25/2037	1,086	593
3.537% due 03/25/2037	13,067	7,129
5.665% due 09/25/2035	537	419
6.500% due 07/25/2037	21,596	12,898

Residential Asset Securitization Trust
3.657% due 12/25/2036	1,711	935
6.250% due 10/25/2036	1,900	1,057
6.500% due 08/25/2036	2,400	1,324

Sequoia Mortgage Trust
5.765% due 01/20/2047	742	639

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	800	741

Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036	700	317
5.375% due 11/25/2035	493	355
5.429% due 09/25/2036	700	590
6.000% due 10/25/2037	611	403

Structured Asset Mortgage Investments, Inc.
3.387% due 09/25/2047	6,184	3,839
3.397% due 07/25/2046	4,058	2,506
3.417% due 05/25/2046	2,746	1,688
3.427% due 05/25/2046	1,349	831
3.427% due 09/25/2047	46,379	12,794
3.467% due 05/25/2046	661	277
3.507% due 08/25/2036	900	319

Suntrust Alternative Loan Trust
3.557% due 04/25/2036	10,676	5,737

TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037	600	433

WaMu Mortgage Pass-Through Certificates
2.990% due 11/25/2034	1,281	813
3.427% due 07/25/2046	643	504
3.555% due 02/25/2047	4,259	2,243
3.555% due 03/25/2047	3,446	1,816
3.595% due 01/25/2047	1,786	972
3.615% due 04/25/2047	2,631	1,522
3.617% due 11/25/2045	600	247
3.617% due 12/25/2045	600	252
3.665% due 07/25/2047	910	525
3.675% due 12/25/2046	1,626	862
3.948% due 01/25/2047	500	337
4.489% due 09/25/2033	1,002	969
5.342% due 01/25/2037	1,252	995
5.468% due 02/25/2037	4,563	3,838
5.542% due 04/25/2037	933	695
5.609% due 12/25/2036	919	658
5.613% due 12/25/2036	2,551	2,003
5.668% due 05/25/2037	1,874	1,697
5.711% due 02/25/2037	2,263	1,671
5.868% due 02/25/2037	2,674	2,258
5.931% due 09/25/2036	1,283	999

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.615% due 04/25/2047		$930	$421
3.825% due 05/25/2046		955	556

Wells Fargo Mortgage-Backed Securities Trust
5.594% due 07/25/2036		1,687	1,363

Total Mortgage-Backed Securities (Cost $225,399)			215,554

ASSET-BACKED SECURITIES 1.3%

Carrington Mortgage Loan Trust
3.327% due 02/25/2037		2,277	2,177

Credit-Based Asset Servicing & Securitization LLC
3.317% due 04/25/2036		3,836	3,726

Ford Credit Auto Owner Trust
3.908% due 06/15/2012		10,600	10,332

Franklin Auto Trust
4.768% due 06/20/2012		2,975	2,957

GSAA Trust
3.507% due 05/25/2047		700	270

GSAMP Trust
2.592% due 03/25/2047		2,440	2,288
3.277% due 12/25/2036		705	650

Lehman XS Trust
3.427% due 04/25/2046		560	312
3.437% due 06/25/2046		715	295
3.437% due 08/25/2046		652	289
3.447% due 09/25/2046		803	326
3.447% due 11/25/2046		769	313

Massachusetts State Educational Financing Authority
2.864% due 10/25/2038		4,000	3,682

MASTR Asset-Backed Securities Trust
3.417% due 11/25/2036		3,200	1,289

Merrill Lynch First Franklin Mortgage Loan Trust
3.327% due 07/25/2037		21,300	13,447

Morgan Stanley Mortgage Loan Trust
3.437% due 02/25/2037		600	238
3.567% due 04/25/2037		800	404
5.750% due 04/25/2037		567	470
6.000% due 07/25/2047		579	385

Novastar Home Equity Loan
3.307% due 03/25/2037		4,408	4,140

RAAC Series 2007-SP2
3.607% due 06/25/2047		700	438

Residential Asset Securities Corp.
3.317% due 04/25/2037		2,572	2,379

Structured Asset Securities Corp.
3.357% due 05/25/2037		13,309	12,021
3.507% due 06/25/2035		26,302	17,663

Total Asset-Backed Securities (Cost $80,590)			80,491

FOREIGN CURRENCY-DENOMINATED ISSUES 3.6%

Amadeus Global Travel Distribution S.A.
6.515% due 07/01/2013	EUR	446	514
7.015% due 07/01/2014		446	517
7.090% due 04/08/2013		5,188	5,980
7.590% due 04/08/2014		5,188	6,007

American International Group, Inc.
5.112% due 04/26/2011		5,500	4,707

Bombardier, Inc.
7.250% due 11/15/2016		13,225	16,803

Credit Agricole S.A.
4.130% due 11/29/2049		2,800	2,703

See Accompanying Notes	Semiannual Report	September 30, 2008	95

Schedule of Investments  High Yield Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Motors Corp.
8.375% due 07/05/2033	EUR	5,000	$2,710

Intesa Sanpaolo SpA
8.047% due 06/29/2049		7,700	9,106

Lighthouse International Co. S.A.
8.000% due 04/30/2014		15,975	13,719

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	4,133

Nordic Telephone Co. Holdings ApS
6.386% due 11/30/2013		3,385	4,414
6.636% due 11/30/2014		6,250	8,203
8.250% due 05/01/2016		18,275	21,611

OI European Group BV
6.875% due 03/31/2017		3,725	4,510

Prosieben Media AG
6.845% due 05/09/2015		4,000	4,221

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	12,683

Royal Bank of Scotland Group PLC
9.644% due 04/06/2011	GBP	5,866	9,272

Sensata Technologies BV
11.250% due 01/15/2014	EUR	14,000	16,835

Telenet Bidco
7.892% due 08/01/2015		20,000	26,203

Unitymedia GmbH
8.750% due 02/15/2015		1,000	1,221

Unitymedia Hessen GmbH & Co. KG
7.836% due 04/15/2013		700	877

UPC Broadband Holding BV
6.513% due 12/31/2014		13,916	15,945
7.008% due 12/31/2014		5,500	6,302

UPC Holding BV
7.750% due 01/15/2014		8,025	9,179
8.625% due 01/15/2014		14,550	17,104

Virgin Media Finance PLC
8.750% due 04/15/2014		4,000	4,350

Total Foreign Currency-Denominated Issues (Cost $266,896)			229,829

	SHARES	VALUE (000S)
COMMON STOCKS 0.0%

Pride International, Inc. (c)	40,570	$1,201

Reliant Energy, Inc. (c)	46,518	342

U.S. Airways Group, Inc. ‘A’	12,224	0

Total Common Stocks (Cost $1,824)		1,543

CONVERTIBLE PREFERRED STOCKS 1.2%

American International Group, Inc.
8.500% due 08/01/2011	102,200	878

Bank of America Corp.
7.250% due 12/31/2049	50,650	42,305

Citigroup, Inc.
6.500% due 12/31/2049	136,550	5,633

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	83,800	6,976

General Motors Corp.
5.250% due 03/06/2032	1,414,035	12,903

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)	6,700	5

Wachovia Corp.
7.500% due 12/31/2049	26,300	10,323

Total Convertible Preferred Stocks (Cost $123,396)		79,023

PREFERRED STOCKS 0.1%

Lehman Brothers Holdings, Inc.
3.327% due 05/30/2009 (a)	90,320	1,835

Merrill Lynch & Co., Inc.
3.327% due 05/20/2009	97,328	2,280

Total Preferred Stocks (Cost $9,277)		4,115

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 4.0%

CERTIFICATES OF DEPOSIT 0.2%

UBS AG
3.066% due 03/17/2009	$7,700	$7,700

Unicredito Italiano NY
3.088% due 05/15/2009	4,950	4,950

		12,650

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.100% due 10/01/2008	4,560	4,560
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $4,652. Repurchase proceeds are $4,560.)
1.000% due 10/01/2008	10,600	10,600
(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $10,817. Repurchase proceeds are $10,600.)

		15,160

U.S. TREASURY BILLS 3.6%
1.205% due 10/16/2008 - 12/26/2008 (d)(e)(f)	228,250	226,609

Total Short-Term Instruments (Cost $255,506)		254,419

PURCHASED OPTIONS (j) 1.3%
(Cost $47,088)		80,528

Total Investments 121.7% (Cost $8,860,317)		$7,713,156

Written Options (k) (1.1%) (Premiums $46,337)		(72,360)

Other Assets and Liabilities (Net) (20.6%)		(1,302,293)

Net Assets 100.0%		$6,338,503

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Non-income producing security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $4,724 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $215,552 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $50,000 at a weighted average interest rate of 3.000%. On September 30, 2008, securities valued at $54,151 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $19,999 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	865	$(337)
90-Day Eurodollar June Futures	Long	06/2009	3,540	4,545
90-Day Eurodollar March Futures	Long	03/2009	5,236	3,285
90-Day Eurodollar September Futures	Long	09/2009	3,143	3,191
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,570	4,199
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	2,219	4,885
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	202	573

				$20,341

96	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bombardier, Inc. 6.750% due 05/01/2012	(1.950%)	06/20/2012	RBS	1.827%	$6,000	$(28)	$0	$(28)
Chesapeake Energy Corp. 6.875% due 01/15/2016	(2.210%)	06/20/2017	RBS	3.621%	4,300	358	0	358
CMS Energy Corp. 6.875% due 12/15/2015	(1.550%)	03/20/2013	CSFB	2.030%	4,975	88	0	88
Flextronics International Ltd. 6.500% due 05/15/2013	(3.250%)	06/20/2013	GSC	3.546%	5,000	56	0	56
Ford Motor Co. 7.450% due 07/16/2031	(2.850%)	12/20/2008	MLP	10.419%	18,000	292	0	292
Gap, Inc. 10.050% due 12/15/2008	(1.020%)	09/20/2013	GSC	0.948%	10,000	(44)	0	(44)
HCA, Inc. 8.750% due 09/01/2010	(3.730%)	09/01/2010	BOA	3.600%	5,500	(29)	0	(29)
JPMorgan Chase & Co. 4.750% due 03/01/2015	(1.500%)	12/20/2018	DUB	1.400%	10,000	(76)	0	(76)
Knight, Inc. 6.500% due 09/01/2012	(1.470%)	09/20/2012	RBS	1.578%	5,000	18	0	18
RadioShack Corp. 7.375% due 05/15/2011	(2.050%)	09/20/2013	CSFB	1.767%	3,000	(38)	0	(38)
Teco Finance, Inc. 6.572% due 11/01/2017	(1.260%)	12/20/2017	RBS	1.934%	5,650	262	0	262
Tenet Healthcare Corp. 7.375% due 02/01/2013	(1.150%)	03/20/2009	UBS	2.686%	500	3	0	3
Univision Communications, Inc. 9.750% due 03/15/2015	(5.000%)	06/20/2009	CITI	13.787%	6,000	347	210	137
Williams Cos., Inc. 6.375% due 10/01/2010	(0.770%)	10/01/2010	CITI	0.788%	5,000	1	0	1
Windstream Corp. 8.125% due 08/01/2013	(2.780%)	09/20/2013	BOA	3.142%	5,000	71	0	71

						$1,281	$210	$1,071

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ARAMARK Corp. 8.500% due 02/01/2015	4.500%	09/20/2013	GSC	4.997%	$11,500	$(209)	$0	$(209)
Biomet, Inc. 0.000% due 09/25/2013	3.550%	03/20/2013	MSC	3.572%	1,500	0	0	0
Celestica, Inc. 7.625% due 07/01/2013	4.350%	09/20/2013	CITI	4.493%	950	(4)	0	(4)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.050%	06/20/2013	RBS	3.437%	7,500	(405)	0	(405)
Chrysler Financial 9.360% due 08/03/2012	5.250%	09/20/2012	DUB	20.000%	3,500	(685)	0	(685)
Community Health Systems, Inc. 8.875% due 07/15/2015	4.570%	09/20/2013	GSC	5.276%	24,700	(646)	0	(646)
CSC Holdings, Inc. 0.000% due 05/02/2012	3.650%	03/20/2013	MSC	3.345%	1,500	17	0	17
CSC Holdings, Inc. 7.625% due 04/01/2011	2.010%	06/20/2012	MSC	4.909%	1,000	(89)	0	(89)
CSC Holdings, Inc. 7.625% due 07/15/2018	2.080%	06/20/2012	MLP	4.909%	5,500	(480)	0	(480)
Dynegy Holdings, Inc. 8.375% due 05/01/2016	4.550%	09/20/2013	CITI	6.657%	625	(48)	0	(48)
El Paso Corp. 6.875% due 06/15/2014	2.550%	09/20/2013	CITI	3.191%	7,000	(177)	0	(177)
Ford Motor Co. 6.500% due 08/01/2018	5.000%	12/20/2008	MSC	10.419%	18,000	(195)	(270)	75
Ford Motor Co. 7.450% due 07/16/2031	4.850%	12/20/2010	MLP	26.136%	18,000	(5,956)	0	(5,956)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	1.800%	12/20/2008	CITI	24.026%	10,000	(481)	0	(481)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	1.450%	12/20/2008	CSFB	24.026%	12,000	(587)	0	(587)
Forest Oil Corp. 7.750% due 05/01/2014	2.250%	12/20/2012	CITI	3.248%	4,500	(159)	0	(159)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	5.000%	09/20/2013	CITI	10.738%	11,000	(2,006)	(1,155)	(851)
General Motors Corp. 7.125% due 07/15/2013	6.750%	12/20/2012	BOA	37.109%	3,000	(1,495)	0	(1,495)
General Motors Corp. 7.125% due 07/15/2013	5.750%	09/20/2012	CITI	37.684%	2,000	(1,028)	0	(1,028)
General Motors Corp. 7.125% due 07/15/2013	7.100%	09/20/2012	CITI	37.684%	20,000	(9,841)	0	(9,841)
General Motors Corp. 7.125% due 07/15/2013	6.700%	12/20/2012	GSC	37.109%	3,000	(1,497)	0	(1,497)
General Motors Corp. 7.125% due 07/15/2013	6.700%	12/20/2012	MLP	37.109%	6,150	(3,070)	0	(3,070)
Georgia-Pacific Corp. 0.000% due 12/20/2008	3.800%	03/20/2013	MSC	3.581%	1,500	13	0	13
Georgia-Pacific LLC 7.750% due 11/15/2029	5.150%	06/20/2013	BOA	4.976%	2,800	22	0	22
Georgia-Pacific LLC 7.750% due 11/15/2029	4.550%	09/20/2013	CITI	4.997%	4,000	(64)	0	(64)
Georgia-Pacific LLC 7.750% due 11/15/2029	4.700%	09/20/2013	CITI	4.997%	5,000	(50)	0	(50)
Georgia-Pacific LLC 7.750% due 11/15/2029	4.650%	06/20/2015	CITI	5.000%	350	(5)	0	(5)
Georgia-Pacific LLC 7.750% due 11/15/2029	3.400%	12/20/2012	MLP	4.926%	3,000	(153)	0	(153)
Georgia-Pacific LLC 7.750% due 11/15/2029	3.600%	12/20/2012	MLP	4.926%	5,000	(221)	0	(221)
GMAC LLC 6.875% due 08/28/2012	5.000%	09/20/2010	BOA	65.140%	2,700	(1,342)	(621)	(721)
GMAC LLC 6.875% due 08/28/2012	7.000%	12/20/2012	BOA	47.538%	2,500	(1,215)	0	(1,215)
GMAC LLC 6.875% due 08/28/2012	5.000%	09/20/2013	BOA	44.392%	75,000	(38,398)	(19,688)	(18,710)
GMAC LLC 6.875% due 08/28/2012	1.120%	12/20/2008	CITI	92.863%	10,650	(1,928)	0	(1,928)
GMAC LLC 6.875% due 08/28/2012	6.850%	12/20/2008	DUB	92.863%	3,650	(614)	0	(614)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2012	DUB	51.671%	3,000	(1,526)	(465)	(1,061)
GMAC LLC 6.875% due 08/28/2012	6.350%	12/20/2012	DUB	47.538%	3,650	(1,803)	0	(1,803)
GMAC LLC 6.875% due 08/28/2012	6.800%	12/20/2012	GSC	47.538%	5,000	(2,442)	0	(2,442)
GMAC LLC 6.875% due 08/28/2012	2.110%	03/20/2012	JPM	51.671%	10,000	(5,410)	0	(5,410)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2010	MLP	70.461%	1,500	(698)	(146)	(552)
GMAC LLC 6.875% due 08/28/2012	6.560%	12/20/2012	MSC	47.538%	11,500	(5,652)	0	(5,652)

See Accompanying Notes	Semiannual Report	September 30, 2008	97

Schedule of Investments  High Yield Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goodyear Tire & Rubber Co. 9.000% due 07/01/2015	3.650%	06/20/2013	CITI	5.530%	$3,800	$(252)	$0	$(252)
HCA, Inc. 6.375% due 01/15/2015	4.650%	09/20/2013	BOA	5.839%	3,000	(132)	0	(132)
HCA, Inc. 9.125% due 11/15/2014	2.000%	09/20/2012	CITI	4.480%	4,400	(348)	0	(348)
Lyondell Chemical Co. 10.500% due 06/01/2013	2.950%	12/20/2009	MLP	11.429%	5,000	(447)	0	(447)
Nalco Co. 7.750% due 11/15/2011	4.050%	09/20/2013	CITI	4.390%	1,050	(11)	0	(11)
Nalco Co. 7.750% due 11/15/2011	4.200%	09/20/2013	UBS	4.390%	4,750	(4)	0	(4)
Nortel Networks Corp. 4.250% due 09/01/2008	5.000%	03/20/2013	CITI	19.926%	24,000	(8,743)	(3,600)	(5,143)
NRG Energy, Inc. 7.250% due 02/01/2014	4.200%	09/20/2013	GSC	5.093%	6,875	(230)	0	(230)
NRG Energy, Inc. 7.250% due 02/01/2014	4.350%	09/20/2013	GSC	5.093%	8,250	(212)	0	(212)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	3.100%	12/20/2012	CSFB	6.379%	5,000	(532)	0	(532)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	3.350%	12/20/2012	CITI	6.379%	1,100	(108)	0	(108)
Reliant Energy, Inc. 6.750% due 12/15/2014	3.850%	09/20/2013	GSC	8.087%	21,100	(3,121)	0	(3,121)
RH Donnelley Corp. 8.875% due 01/15/2016	5.000%	03/20/2009	GSC	16.247%	3,000	(145)	(270)	125
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	0.740%	03/20/2009	BCLY	6.943%	12,500	(347)	0	(347)
Russia Government International Bond 7.500% due 03/31/2030	0.760%	02/20/2009	BCLY	6.940%	21,500	(485)	0	(485)
Sanmina-SCI Corp. 8.125% due 03/01/2016	4.220%	09/20/2012	CSFB	6.074%	1,000	(58)	0	(58)
Sanmina-SCI Corp. 8.125% due 03/01/2016	6.430%	06/20/2013	MLP	6.556%	3,000	(8)	0	(8)
SLM Corp. 5.125% due 08/27/2012	1.730%	06/20/2012	BOA	18.078%	9,000	(3,047)	0	(3,047)
Sprint Nextel Corp. 6.000% due 12/01/2016	7.150%	06/20/2009	BCLY	3.229%	7,000	209	0	209
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	BCLY	36.836%	6,400	(3,152)	(1,166)	(1,986)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	GSC	36.836%	7,625	(3,755)	(1,322)	(2,433)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	JPM	36.836%	3,000	(1,477)	(532)	(945)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	MLP	36.836%	5,900	(2,906)	(1,048)	(1,858)
Sungard Data Systems, Inc. 6.511% due 08/11/2011	3.800%	03/20/2013	MSC	4.552%	1,500	(34)	0	(34)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	4.500%	09/20/2013	DUB	6.739%	11,050	(898)	0	(898)
Univision Communications, Inc. 9.750% due 03/15/2015	5.000%	06/20/2013	CITI	22.270%	6,000	(2,447)	(1,320)	(1,127)

						$(123,217)	$(31,603)	$(91,614)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$7,200	$40	$(50)	$90
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	130,000	718	(1,156)	1,874
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	23,100	128	(254)	382
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	21,900	121	(243)	364

					$1,007	$(1,703)	$2,710

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 Index 25-35%	4.000%	12/20/2010	DUB	$3,000	$58	$0	$58
CDX.HY-9 Index 25-35%	4.530%	12/20/2010	MLP	51,800	1,584	0	1,584
CDX.HY-9 Index 25-35%	3.230%	12/20/2012	MLP	35,600	(3,728)	0	(3,728)
CDX.HY-9 Index 35-100%	1.550%	12/20/2010	MLP	9,589	83	0	83
CDX.HY-9 Index 35-100%	1.670%	12/20/2010	MLP	8,347	93	0	93
CDX.HY-10 Index 25-35%	6.520%	06/20/2013	MLP	2,000	(54)	0	(54)
CDX.IG-9 5 Year Index 30-100%	0.758%	12/20/2012	BCLY	9,000	122	0	122
CDX.IG-9 5 Year Index 30-100%	0.760%	12/20/2012	DUB	12,000	164	0	164
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	115,600	(639)	(1,618)	979

					$(2,317)	$(1,618)	$(699)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

98	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	478,100	$(24,478)	$(1,047)	$(23,431)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		45,100	(2,283)	(325)	(1,958)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(112)	(4)	(108)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		288,400	(11,951)	(368)	(11,583)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		25,500	136	168	(32)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		30,500	162	106	56
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		27,100	144	189	(45)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$906,600	6,124	716	5,408
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		51,600	555	1,152	(597)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		103,100	1,110	2,227	(1,117)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	GSC		74,800	805	602	203
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		51,600	556	1,156	(600)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		34,100	367	211	156
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		118,900	1,280	785	495
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		30,700	(181)	(183)	2
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	GSC		29,650	1,187	987	200
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		13,300	506	332	174
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		26,700	(972)	265	(1,237)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		98,600	(3,589)	135	(3,724)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		6,300	(229)	(80)	(149)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		78,500	(2,854)	(371)	(2,483)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		71,400	(2,596)	764	(3,360)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		9,700	(353)	45	(398)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		800	(36)	(74)	38
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		116,700	(5,202)	4,433	(9,635)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		5,500	(245)	84	(329)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		1,100	(49)	(90)	41
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		7,000	(313)	237	(550)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		800	(36)	(76)	40
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		88,600	(3,949)	1,137	(5,086)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		30,600	(1,364)	(307)	(1,057)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	GSC	EUR	9,800	(46)	(86)	40
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	JPM		77,900	(366)	(723)	357
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	GSC		4,200	(149)	(70)	(79)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		35,600	(1,267)	(608)	(659)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2010	GSC	GBP	359,300	554	(619)	1,173
Pay	6-Month GBP-LIBOR	5.000%	03/18/2010	RBS		18,300	28	(35)	63
Pay	6-Month GBP-LIBOR	4.500%	09/17/2011	GSC		79,300	(2,543)	(1,443)	(1,100)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		135,000	(567)	(2,875)	2,308
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		8,500	(36)	(182)	146
Receive	6-Month GBP-LIBOR	5.250%	09/17/2018	GSC		29,200	(908)	637	(1,545)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		37,700	(6,363)	(3,874)	(2,489)
Pay	28-Day MXN TIIE	7.910%	05/14/2009	CITI	MXN	373,000	(109)	(1)	(108)
Pay	28-Day MXN TIIE	7.910%	05/14/2009	MSC		455,000	(132)	0	(132)

							$(59,764)	$2,927	$(62,691)

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	Motorola, Inc.	181,100	0.000%	$1,353	10/23/2008	MLP	$(59)
Receive	NRG Energy, Inc.	255,400	0.000%	9,376	10/23/2008	MLP	(3,110)
Receive	SandRidge Energy, Inc.	402,600	3.045%	18,669	10/23/2008	MLP	(10,888)

							$(14,057)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	$1,356,000	$12,068	$28,064
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	5,067
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	699,300	6,678	10,764
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	13,049
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	09/18/2009	2,010,500	18,874	23,584

							$47,088	$80,528

See Accompanying Notes	Semiannual Report	September 30, 2008	99

Schedule of Investments  High Yield Fund  (Cont.)

(k)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	1,023	$753	$620
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	1,023	450	1,316

				$1,203	$1,936

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	$452,000	$11,707	$23,894
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	68,100	2,109	3,600
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	233,100	6,573	10,224
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	210,500	6,508	11,128
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	09/18/2009	671,100	18,237	21,578

							$45,134	$70,424

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$2,330,900	$57,388
Sales	16,312	1,026,700	36,775
Closing Buys	(9,700)	(1,722,800)	(46,137)
Expirations	(4,566)	0	(1,689)
Exercised	0	0	0

Balance at 09/30/2008	2,046	$1,634,800	$46,337

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$15,012	$14,602	0.23%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,987	25,198	0.40%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003 - 06/03/2008	12,457	12,222	0.19%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,971	9,429	0.15%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,894	5,281	0.08%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,034	3,228	0.05%

				$71,355	$69,960	1.10%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	5.000%	10/01/2023	$800	$803	$792

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	BCLY	26,230	12/2008	$0	$(1,463)	$(1,463)
Sell		BCLY	5,975	12/2008	571	0	571
Sell		CITI	9,756	12/2008	387	0	387
Buy		CSFB	54,437	12/2008	0	(326)	(326)
Buy		GSC	1,663	12/2008	0	(112)	(112)
Sell		HSBC	9,371	12/2008	312	0	312
Sell		JPM	35,864	12/2008	2,442	0	2,442
Buy		MSC	88,635	12/2008	0	(6,342)	(6,342)
Sell		MSC	24,765	12/2008	824	0	824
Buy		UBS	70,501	12/2008	0	(6,693)	(6,693)
Sell		UBS	9,117	12/2008	269	0	269
Buy	CHF	MSC	697	12/2008	0	(7)	(7)
Buy	CNY	BCLY	22,489	07/2009	0	(256)	(256)
Buy		DUB	67,956	07/2009	0	(735)	(735)
Buy		HSBC	44,594	07/2009	0	(401)	(401)
Buy		JPM	92,668	07/2009	0	(1,019)	(1,019)

100	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BCLY	2,270	10/2008	$157	$0	$157
Buy		CITI	179,913	10/2008	709	0	709
Sell		CITI	179,913	10/2008	0	(586)	(586)
Sell		UBS	177,643	10/2008	9,905	0	9,905
Buy	GBP	BCLY	1,649	10/2008	0	(94)	(94)
Sell		UBS	36,800	11/2008	1,269	0	1,269
Sell	INR	CITI	3,229,605	11/2008	6,414	0	6,414
Buy		DUB	504,311	11/2008	0	(1,684)	(1,684)
Buy		HSBC	1,278,177	11/2008	0	(4,307)	(4,307)
Buy		JPM	1,447,117	11/2008	0	(5,169)	(5,169)
Sell	JPY	DUB	52,730	10/2008	0	(9)	(9)
Buy	MYR	BCLY	80,035	11/2008	0	(1,359)	(1,359)
Sell		BOA	31,420	11/2008	0	(41)	(41)
Buy		DUB	54,668	11/2008	0	(955)	(955)
Buy		JPM	53,154	11/2008	0	(926)	(926)
Buy	PHP	HSBC	743,000	11/2008	0	(1,028)	(1,028)
Buy		JPM	744,700	11/2008	0	(902)	(902)
Buy		BCLY	172,400	02/2009	0	(179)	(179)
Buy		DUB	83,800	02/2009	0	(113)	(113)
Buy		HSBC	207,440	02/2009	0	(225)	(225)
Buy		JPM	292,214	02/2009	0	(232)	(232)
Sell		JPM	536,474	02/2009	0	(166)	(166)
Buy		MLP	65,500	02/2009	0	(86)	(86)
Buy		MSC	231,600	02/2009	0	(262)	(262)
Buy		RBS	64,200	02/2009	0	(86)	(86)
Buy		LEH	43,700	12/2010	0	(48)	(48)
Sell		LEH	43,700	12/2010	0	(25)	(25)
Buy	RUB	HSBC	1,795,205	11/2008	0	(3,127)	(3,127)
Sell		HSBC	1,972,389	11/2008	8,255	0	8,255
Buy		UBS	663,323	11/2008	0	(1,151)	(1,151)
Sell		UBS	175,380	11/2008	226	0	226
Buy		BCLY	365,946	05/2009	0	(1,162)	(1,162)
Buy		UBS	487,266	05/2009	0	(1,536)	(1,536)
Buy	SGD	BCLY	47,245	11/2008	0	(2,001)	(2,001)
Sell		BCLY	924	11/2008	43	0	43
Buy		CITI	20,526	11/2008	0	(775)	(775)
Buy		CSFB	3,656	11/2008	0	(156)	(156)
Sell		JPM	13,027	11/2008	38	0	38
Buy		LEH	7,390	12/2010	0	(331)	(331)
Sell		LEH	7,390	12/2010	49	0	49

					$31,870	$(46,075)	$(14,205)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$2,421	$7,582,032	$128,703	$7,713,156
Short Sales, at value	0	(792)	0	(792)
Other Financial Instruments ++	20,341	(251,446)	(2,606)	(233,711)

Total	$22,762	$7,329,794	$126,097	$7,478,653

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$110,825	$15,147	$(497)	$46	$(9,212)	$12,394	$28,703
Other Financial Instruments ++	(1,183)	0	0	665	(713)	(1,375)	(2,606)

Total	$109,642	$15,147	$(497)	$711	$(9,925)	$11,019	$126,097

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	101

Schedule of Investments  Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

Daimler Finance North America LLC
6.820% due 08/03/2012	$495	$336

Ford Motor Co.
5.490% due 12/16/2013	249	165

Total Bank Loan Obligations (Cost $698)		501

CORPORATE BONDS & NOTES 17.5%

BANKING & FINANCE 6.2%

American Express Bank FSB
5.500% due 04/16/2013	250	229

American Express Co.
7.000% due 03/19/2018	325	287

American International Group, Inc.
5.850% due 01/16/2018	2,100	1,056
8.175% due 05/15/2058	1,075	172
8.250% due 08/15/2018	275	160

ANZ National International Ltd.
6.200% due 07/19/2013	175	174

Bank of America Corp.
6.000% due 09/01/2017	500	432
8.000% due 12/29/2049	3,525	2,794

Barclays Bank PLC
7.434% due 09/29/2049	100	82
7.700% due 04/29/2049	275	242

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,000	936
6.950% due 08/10/2012	137	139

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	20

Citigroup Capital XXI
8.300% due 12/21/2077	175	131

Citigroup, Inc.
5.500% due 04/11/2013	20	18
6.000% due 08/15/2017	500	424
8.400% due 04/29/2049	2,325	1,585

Credit Suisse New York
5.000% due 05/15/2013	4,000	3,711

El Paso Performance-Linked Trust
7.750% due 07/15/2011	250	255

Ferrellgas Escrow LLC
6.750% due 05/01/2014	67	55

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	150	150
7.375% due 10/28/2009	60	48
7.800% due 06/01/2012	125	78
8.625% due 11/01/2010	80	57

GMAC LLC
6.750% due 12/01/2014	80	31
6.875% due 08/28/2012	600	239
8.000% due 11/01/2031	160	60

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	75	62
6.150% due 04/01/2018	50	42
6.250% due 09/01/2017	500	419
6.750% due 10/01/2037	250	167

HBOS PLC
6.750% due 05/21/2018	100	84

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	250	230

KRATON Polymers LLC
8.125% due 01/15/2014	50	29

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	$25	$3
6.625% due 01/18/2012 (a)	100	13
6.750% due 12/28/2017 (a)	100	0
6.875% due 05/02/2018 (a)	100	13

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	75	72
6.875% due 04/25/2018	200	177

Morgan Stanley
5.950% due 12/28/2017	300	188

NSG Holdings LLC
7.750% due 12/15/2025	125	119

Petroplus Finance Ltd.
7.000% due 05/01/2017	30	25

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	400	298

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	93

SLM Corp.
2.960% due 07/26/2010	50	38

Tenneco, Inc.
8.125% due 11/15/2015	150	129

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	125	95

UBS AG
5.750% due 04/25/2018	100	87
5.875% due 12/20/2017	1,700	1,512

UBS Preferred Funding Trust V
6.243% due 05/12/2049	100	77

Universal City Florida Holding Co. I & II
7.551% due 05/01/2010	65	62
8.375% due 05/01/2010	50	48

Ventas Realty LP
6.625% due 10/15/2014	20	19
6.750% due 04/01/2017	175	166
7.125% due 06/01/2015	25	25

Wachovia Corp.
7.980% due 02/28/2049	600	251

Wells Fargo Capital XIII
7.700% due 12/29/2049	1,000	873

Wells Fargo Capital XV
9.750% due 12/29/2049	375	364

		19,345

INDUSTRIALS 8.9%

Actuant Corp.
6.875% due 06/15/2017	90	86

Allied Waste North America, Inc.
7.250% due 03/15/2015	215	207

Allison Transmission, Inc.
11.000% due 11/01/2015	170	149

American Stores Co.
8.000% due 06/01/2026	250	235

AmeriGas Partners LP
7.125% due 05/20/2016	230	207
7.250% due 05/20/2015	100	92

Anadarko Petroleum Corp.
5.950% due 09/15/2016	500	460

ARAMARK Corp.
6.301% due 02/01/2015	25	22
8.500% due 02/01/2015	175	165

ArvinMeritor, Inc.
8.125% due 09/15/2015	335	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Berry Plastics Corp.
7.541% due 02/15/2015	$155	$139

Berry Plastics Holding Corp.
8.875% due 09/15/2014	75	59

Biomet, Inc.
10.000% due 10/15/2017	340	348
10.375% due 10/15/2017 (b)	50	50
11.625% due 10/15/2017	365	369

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	150	46

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	438

Cascades, Inc.
7.250% due 02/15/2013	25	20

Celestica, Inc.
7.875% due 07/01/2011	310	302

Charter Communications Operating LLC
8.000% due 04/30/2012	70	63
8.375% due 04/30/2014	75	67

Chesapeake Energy Corp.
7.000% due 08/15/2014	100	94
7.250% due 12/15/2018	100	92
7.500% due 09/15/2013	50	49
7.500% due 06/15/2014	250	241

Colorado Interstate Gas Co.
5.950% due 03/15/2015	50	46

Comcast Corp.
5.900% due 03/15/2016	500	459

Community Health Systems, Inc.
8.875% due 07/15/2015	440	420

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	155	148

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	200	162

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	85	84

CSC Holdings, Inc.
6.750% due 04/15/2012	75	69
7.625% due 04/01/2011	25	24
7.625% due 07/15/2018	350	306

DaVita, Inc.
7.250% due 03/15/2015	275	263

Delhaize America, Inc.
8.050% due 04/15/2027	25	24

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	522

Dex Media West LLC
8.500% due 08/15/2010	150	133
9.875% due 08/15/2013	25	15

DirecTV Holdings LLC
8.375% due 03/15/2013	180	179

Dynegy Holdings, Inc.
6.875% due 04/01/2011	50	46
7.125% due 05/15/2018	25	19
7.500% due 06/01/2015	575	489

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	982

EchoStar DBS Corp.
6.375% due 10/01/2011	25	23
7.000% due 10/01/2013	145	126
7.125% due 02/01/2016	330	266

El Paso Corp.
7.800% due 08/01/2031	325	275
8.050% due 10/15/2030	25	22

102	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Enterprise Products Operating LP
7.034% due 01/15/2068	$50	$40
8.375% due 08/01/2066	320	297

Ferrellgas Partners LP
6.750% due 05/01/2014	100	82
8.750% due 06/15/2012	185	159

First Data Corp.
9.875% due 09/24/2015	515	405

Ford Motor Co.
9.215% due 09/15/2021	25	12

Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015	50	48
8.250% due 04/01/2015	150	147
8.375% due 04/01/2017	300	296

Freescale Semiconductor, Inc.
6.694% due 12/15/2014	25	17
8.875% due 12/15/2014	75	52

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	102

Gaz Capital S.A.
8.146% due 04/11/2018	100	88

General Motors Corp.
7.700% due 04/15/2016	170	68
8.250% due 07/15/2023	75	30

Georgia-Pacific LLC
7.000% due 01/15/2015	510	467
7.700% due 06/15/2015	215	198
8.000% due 01/15/2024	25	22
9.500% due 12/01/2011	25	25

Goodyear Tire & Rubber Co.
7.857% due 08/15/2011	125	122

HCA, Inc.
9.125% due 11/15/2014	250	244
9.250% due 11/15/2016	900	878

Hertz Corp.
8.875% due 01/01/2014	520	451

Ineos Group Holdings PLC
8.500% due 02/15/2016	275	150

Intergen NV
9.000% due 06/30/2017	175	176

Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	500	454

Meritor Automotive, Inc.
6.800% due 02/15/2009	30	30

MGM Mirage
6.625% due 07/15/2015	125	88

Nalco Co.
8.875% due 11/15/2013	75	75

New Albertson’s, Inc.
7.450% due 08/01/2029	125	111

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	305	279

Nortel Networks Ltd.
7.041% due 07/15/2011	525	353
10.125% due 07/15/2013	25	16

NPC International, Inc.
9.500% due 05/01/2014	100	82

OPTI Canada, Inc.
8.250% due 12/15/2014	90	81

President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,001

Quebecor Media, Inc.
7.750% due 03/15/2016	350	308

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Qwest Communications International, Inc.
7.500% due 02/15/2014	$275	$239

RH Donnelley Corp.
8.875% due 01/15/2016	245	85
8.875% due 10/15/2017	375	129

SandRidge Energy, Inc.
8.000% due 06/01/2018	525	454

Sanmina-SCI Corp.
8.125% due 03/01/2016	100	86

Seagate Technology HDD Holdings
3.631% due 10/01/2009	300	288

SemGroup LP
8.750% due 11/15/2015 (a)	250	26

Sensata Technologies BV
8.000% due 05/01/2014	300	255

Service Corp. International
7.625% due 10/01/2018	75	68

Sonat, Inc.
7.625% due 07/15/2011	200	203

Station Casinos, Inc.
7.750% due 08/15/2016	175	96

Suburban Propane Partners LP
6.875% due 12/15/2013	210	187

Sungard Data Systems, Inc.
9.125% due 08/15/2013	340	308

Time Warner Cable, Inc.
5.850% due 05/01/2017	500	441

Times Square Hotel Trust
8.528% due 08/01/2026	2,306	2,329

TRW Automotive, Inc.
7.000% due 03/15/2014	25	21
7.250% due 03/15/2017	300	238

United Airlines, Inc.
7.730% due 01/01/2012	74	73

United Rentals North America, Inc.
6.500% due 02/15/2012	190	160

UnitedHealth Group, Inc.
6.000% due 02/15/2018	3,300	2,990

Valero Energy Corp.
6.125% due 06/15/2017	500	469

Verso Paper Holdings LLC
9.125% due 08/01/2014	195	169

West Corp.
9.500% due 10/15/2014	220	169

Willamette Industries, Inc.
6.450% due 08/19/2009	50	50

Williams Cos., Inc.
7.625% due 07/15/2019	250	246

Windstream Corp.
8.625% due 08/01/2016	425	394

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	140	120

Xerox Corp.
7.125% due 06/15/2010	75	77

XTO Energy, Inc.
6.250% due 08/01/2017	500	472

		27,658

UTILITIES 2.4%

AES Corp.
8.000% due 10/15/2017	325	295
8.000% due 06/01/2020	50	44
8.875% due 02/15/2011	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

AT&T Corp.
8.000% due 11/15/2031	$250	$253

Cincinnati Bell, Inc.
7.000% due 02/15/2015	145	122

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	242

Edison Mission Energy
7.000% due 05/15/2017	75	68
7.200% due 05/15/2019	385	341
7.750% due 06/15/2016	25	24

Energy Future Holdings Corp.
10.875% due 11/01/2017	250	227
11.250% due 11/01/2017 (b)	75	64

Exelon Generation Co. LLC
6.200% due 10/01/2017	590	519

Frontier Communications Corp.
6.625% due 03/15/2015	50	42
7.125% due 03/15/2019	240	192

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	25	5

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	72
8.625% due 11/14/2011	25	25

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	285	246

Knight, Inc.
5.150% due 03/01/2015	50	43

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	120	113

NGPL Pipe Co. LLC
7.119% due 12/15/2017	100	95
7.768% due 12/15/2037	1,000	981

NRG Energy, Inc.
7.375% due 02/01/2016	710	641
7.375% due 01/15/2017	125	114

PSEG Energy Holdings LLC
8.500% due 06/15/2011	250	254

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	100	99
7.900% due 08/15/2010	50	48

Qwest Corp.
6.500% due 06/01/2017	400	322
7.875% due 09/01/2011	100	96
8.875% due 03/15/2012	150	148

Reliant Energy, Inc.
6.750% due 12/15/2014	100	86
7.875% due 06/15/2017	310	231

Sprint Capital Corp.
6.375% due 05/01/2009	50	49
6.900% due 05/01/2019	300	233
7.625% due 01/30/2011	25	23

Sprint Nextel Corp.
6.000% due 12/01/2016	160	123

Telesat Canada
11.000% due 11/01/2015	100	80

Tenaska Alabama Partners LP
7.000% due 06/30/2021	45	41

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	490	445
10.500% due 11/01/2016 (b)	100	85

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	160	149

		7,330

Total Corporate Bonds & Notes (Cost $64,641)		54,333

See Accompanying Notes	Semiannual Report	September 30, 2008	103

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.0%

Chesapeake Energy Corp.
2.500% due 05/15/2037	$100	$96

Total Convertible Bonds & Notes (Cost $106)		96

U.S. GOVERNMENT AGENCIES 88.6%

Fannie Mae
2.890% due 04/25/2023	18	18
2.980% due 03/25/2022	30	29
3.030% due 09/25/2022	15	14
3.080% due 01/25/2022	91	89
3.148% due 04/18/2028 - 09/18/2031	32	32
3.198% due 09/25/2022	16	16
3.327% due 03/25/2034	35	34
3.357% due 08/25/2034	21	20
3.407% due 10/27/2037	4,000	3,684
3.557% due 11/25/2032 - 03/25/2044	112	110
3.598% due 10/25/2008	1	1
3.607% due 06/25/2029 - 08/25/2036	156	152
3.718% due 11/01/2028	860	869
3.775% due 11/25/2021	19	19
3.825% due 07/25/2021	33	33
4.075% due 08/25/2022	15	15
4.079% due 11/01/2020	83	83
4.111% due 05/01/2034	442	445
4.160% due 04/01/2017	7	7
4.168% due 07/01/2017 - 07/01/2026	194	194
4.175% due 05/25/2022	15	15
4.183% due 08/01/2026	22	22
4.197% due 03/01/2020	13	13
4.211% due 01/01/2018	86	86
4.225% due 05/25/2018 - 10/25/2020	65	64
4.238% due 03/01/2034	106	107
4.274% due 12/01/2033	211	215
4.275% due 04/25/2021 - 10/25/2021	131	130
4.278% due 10/01/2044	25	25
4.333% due 01/01/2035	715	717
4.361% due 09/01/2017 - 03/01/2033	100	100
4.375% due 08/01/2018 - 12/01/2020	59	59
4.405% due 12/01/2027	40	40
4.478% due 10/01/2040	346	345
4.499% due 08/01/2033	258	259
4.518% due 11/01/2033	165	167
4.522% due 04/01/2033	17	17
4.556% due 11/01/2034	61	62
4.575% due 01/25/2024	50	50
4.611% due 08/01/2017	28	28
4.622% due 09/01/2035	73	74
4.675% due 11/25/2021	67	66
4.687% due 01/01/2035	314	316
4.708% due 10/01/2035	538	553
4.713% due 10/01/2034	635	641
4.776% due 11/01/2018	3	3
4.780% due 07/01/2017	9	9
4.857% due 07/01/2033	72	73
4.861% due 08/01/2017	19	19
4.945% due 02/01/2032	79	78
4.980% due 11/01/2020	16	16
4.983% due 01/01/2019	12	12
5.000% due 01/01/2016 - 08/25/2033	420	376
5.005% due 07/01/2036	107	108
5.015% due 08/01/2032	45	45
5.060% due 07/01/2032 - 08/01/2032	286	292

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.065% due 05/01/2033	$69	$71
5.087% due 04/01/2018	90	92
5.095% due 07/01/2032	449	458
5.170% due 07/01/2018	12	12
5.185% due 09/01/2018	36	36
5.193% due 08/01/2032	32	33
5.220% due 05/01/2024	123	125
5.232% due 06/01/2025	5	5
5.239% due 10/01/2025	2	2
5.250% due 05/01/2032	4	4
5.257% due 01/01/2018	11	11
5.259% due 03/01/2033	368	375
5.277% due 08/01/2032	27	27
5.295% due 10/01/2017	62	63
5.296% due 09/01/2024	9	10
5.307% due 10/01/2033	20	20
5.315% due 05/01/2024	54	55
5.320% due 04/01/2033	109	110
5.375% due 07/01/2025 - 02/01/2032	235	240
5.410% due 01/01/2029	220	219
5.435% due 09/01/2031	4	4
5.454% due 03/01/2034	162	164
5.467% due 07/01/2032	692	703
5.488% due 07/01/2019	106	107
5.489% due 03/01/2038	11	11
5.500% due 07/01/2017 - 06/01/2048	38,185	38,028
5.500% due 02/01/2038 - 07/01/2038 (e)	22,495	22,453
5.510% due 09/01/2022	33	33
5.545% due 07/01/2035	44	45
5.549% due 03/01/2016	7	8
5.572% due 09/01/2017	19	19
5.593% due 02/01/2033	69	70
5.607% due 05/01/2034	75	77
5.625% due 06/01/2017	13	13
5.690% due 07/01/2025	4	4
5.717% due 01/01/2018	10	10
5.728% due 05/01/2038	348	354
5.731% due 06/01/2032	379	389
5.750% due 09/01/2016 - 09/01/2017	40	40
5.777% due 08/01/2031	312	319
5.798% due 05/01/2018	51	52
5.845% due 05/01/2028	18	18
5.850% due 08/01/2036	30	31
5.858% due 01/01/2027	17	17
5.876% due 01/01/2033	145	148
5.883% due 03/01/2036	698	707
5.887% due 04/01/2032	140	143
5.922% due 02/01/2032	50	51
5.929% due 02/01/2033	78	79
5.982% due 02/01/2033	54	54
5.995% due 10/01/2036	134	137
5.998% due 12/01/2035	44	44
6.000% due 09/01/2034 - 09/01/2038	39,636	40,198
6.000% due 11/01/2037 - 07/01/2038 (e)	86,851	87,807
6.003% due 05/01/2033	663	670
6.011% due 04/01/2024	22	22
6.041% due 05/01/2019	14	14
6.054% due 03/01/2036	75	76
6.077% due 04/01/2028	27	28
6.107% due 12/01/2034	499	505
6.108% due 02/01/2028	5	5
6.121% due 06/01/2019	23	23
6.125% due 09/01/2024	59	59
6.211% due 12/01/2035	27	27
6.234% due 12/01/2027	7	7
6.240% due 11/01/2032	36	36
6.241% due 01/01/2033	95	96
6.250% due 11/01/2032	125	128
6.251% due 11/01/2029	103	105
6.258% due 01/01/2028	5	5
6.261% due 10/01/2032	61	61

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.314% due 08/01/2036	$377	$385
6.320% due 12/01/2031	48	49
6.323% due 11/01/2029	82	84
6.359% due 12/01/2032	69	71
6.377% due 09/01/2030	129	132
6.395% due 09/01/2031	169	176
6.403% due 12/01/2032	132	135
6.500% due 06/25/2028 - 10/25/2031	659	681
6.526% due 12/01/2032	48	48
6.590% due 10/01/2025	86	87
6.611% due 04/01/2027	142	146
6.758% due 09/01/2033	36	37
6.850% due 12/18/2027	53	55
6.900% due 05/25/2023	222	232
7.000% due 07/25/2022 - 07/01/2034	1,807	1,899
7.000% due 08/01/2036 (e)	3,464	3,599
7.012% due 11/01/2033	97	99
7.075% due 01/01/2018	3	3
7.125% due 10/01/2032	283	286
7.250% due 09/01/2024	218	223
7.275% due 09/01/2032	39	39
7.500% due 07/25/2022 - 06/25/2042	516	550
7.548% due 10/01/2025	5	5
7.660% due 05/01/2015	953	1,017
8.000% due 04/25/2021 - 07/25/2022	126	131
8.600% due 08/25/2019	414	447

Freddie Mac
4.000% due 02/15/2017	186	186
4.001% due 05/01/2035	388	391
4.072% due 09/01/2033	716	727
4.159% due 07/01/2037	223	221
4.168% due 06/01/2019	29	30
4.375% due 01/01/2020	35	36
4.377% due 01/01/2035	20	21
4.478% due 07/25/2044	45	41
4.874% due 11/01/2017	43	44
4.875% due 04/01/2017	412	415
4.879% due 06/01/2033	67	67
4.884% due 08/01/2034	6	6
5.015% due 08/01/2034	275	277
5.085% due 08/01/2017	14	14
5.113% due 08/01/2030	63	64
5.125% due 07/01/2017	49	49
5.135% due 05/01/2033	63	64
5.153% due 07/01/2033	71	72
5.208% due 05/01/2019	11	11
5.229% due 09/01/2023	48	49
5.236% due 06/01/2019	71	71
5.250% due 04/01/2036	81	83
5.258% due 02/01/2036	159	162
5.327% due 09/01/2024	41	41
5.330% due 01/01/2035	423	433
5.333% due 04/01/2032	127	130
5.464% due 09/01/2034	379	389
5.482% due 09/01/2037	26	26
5.495% due 03/01/2031	165	168
5.500% due 11/15/2024 - 02/01/2038	13,055	12,999
5.523% due 09/01/2037	71	72
5.542% due 04/01/2036	110	112
5.570% due 05/01/2037	100	102
5.576% due 05/01/2029	177	180
5.624% due 07/01/2033	274	276
5.671% due 01/01/2035	338	340
5.684% due 11/01/2029	786	800
5.692% due 02/01/2018	56	56
5.702% due 06/01/2037	13	13
5.712% due 04/01/2033	8	8
5.726% due 12/01/2037	39	40
5.767% due 09/01/2037	31	32
5.781% due 02/01/2015	81	83
5.806% due 08/01/2037	28	28

104	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.836% due 11/01/2031	$113	$116
5.844% due 01/01/2037 - 08/01/2037	603	614
5.851% due 09/01/2033	35	36
5.872% due 08/01/2037	14	14
5.873% due 11/01/2036	18	19
5.896% due 07/01/2034	387	393
5.917% due 08/01/2036	30	31
5.940% due 02/01/2033	10	11
5.969% due 09/01/2036	24	25
5.975% due 09/01/2037	66	67
5.978% due 09/01/2032	221	224
6.000% due 03/15/2017 - 12/01/2023	2,413	2,465
6.065% due 03/01/2025	86	88
6.109% due 10/01/2026	10	10
6.112% due 08/01/2024	36	36
6.133% due 07/01/2025	135	137
6.137% due 07/01/2024	17	16
6.155% due 12/01/2034	90	92
6.179% due 05/01/2019	533	537
6.251% due 03/01/2032	892	915
6.291% due 08/01/2035	36	37
6.374% due 10/01/2035	661	665
6.446% due 01/01/2033	35	36
6.472% due 02/01/2037	110	114
6.487% due 03/01/2025	3	3
6.494% due 01/01/2033	35	36
6.500% due 11/15/2021 - 10/01/2024	545	563
6.501% due 11/01/2035	353	366
6.724% due 10/01/2032	148	150
6.750% due 01/15/2024	57	59
6.799% due 02/01/2026	134	136
6.842% due 09/01/2031	365	371
6.862% due 09/01/2037	1,728	1,767
6.867% due 09/01/2018	45	45
7.000% due 10/15/2013 - 12/01/2047	6,814	7,079
7.003% due 12/01/2033	518	524
7.033% due 11/01/2031	130	132
7.179% due 05/15/2023	79	76
7.500% due 09/01/2011 - 01/15/2023	1,419	1,479
8.500% due 06/15/2031	628	681
9.000% due 09/15/2020 - 02/15/2021	450	485
9.500% due 03/15/2020	23	23

Ginnie Mae
4.000% due 01/20/2035	14	14
4.750% due 01/20/2032 - 03/20/2032	467	469
5.000% due 10/20/2030 - 12/20/2033	285	287
5.125% due 10/20/2025 - 12/20/2026	37	37
5.250% due 02/20/2029	57	58
5.375% due 06/20/2022 - 06/20/2032	994	1,005
5.500% due 04/20/2037	54	46
5.625% due 08/20/2027 - 10/20/2029	267	270
6.100% due 06/15/2028 - 03/15/2029	2,439	2,493
6.125% due 08/20/2033	40	42
6.490% due 01/15/2028 - 01/15/2029	2,083	2,146

Small Business Administration
5.160% due 02/01/2028	2,445	2,409
5.170% due 01/01/2028	4,908	4,797
5.370% due 04/01/2028	2,000	1,982

Vendee Mortgage Trust
6.500% due 09/15/2024	312	330

Total U.S. Government Agencies (Cost $273,665)		274,341

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 16.9%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	$309	$303
5.634% due 07/10/2046	500	446
6.186% due 06/11/2035	255	255

Banc of America Funding Corp.
4.128% due 06/20/2035	176	102
4.135% due 05/25/2035	118	62
4.625% due 02/20/2036	146	129
5.986% due 10/20/2046	1,945	1,274

Banc of America Mortgage Securities, Inc.
3.607% due 03/25/2034	202	194
3.657% due 01/25/2034	79	76
4.144% due 07/25/2034	158	155
4.709% due 04/25/2035	254	234
6.094% due 07/20/2032	58	56

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,820	1,642
4.639% due 01/25/2035	159	132
5.346% due 03/25/2035	854	735

Bear Stearns Alt-A Trust
3.367% due 06/25/2046	3,758	2,190
6.250% due 08/25/2036	2,874	1,795

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	14	14
7.000% due 05/20/2030	394	399

CC Mortgage Funding Corp.
3.337% due 05/25/2048	372	225

Citigroup Mortgage Loan Trust, Inc.
4.683% due 06/25/2035	347	303

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	500	418

Countrywide Alternative Loan Trust
4.165% due 07/20/2035	212	122
6.000% due 04/25/2037	2,913	1,824
6.250% due 08/25/2037	1,998	1,202
6.500% due 06/25/2036	1,597	842

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	111	72
3.477% due 03/25/2035	252	139
3.527% due 03/25/2035	297	166
5.250% due 02/20/2036	201	156
6.063% due 07/19/2033	362	355
6.566% due 02/25/2034	268	213
6.790% due 05/19/2033	254	254

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	1,008	728

CS First Boston Mortgage Securities Corp.
3.857% due 03/25/2034	1,392	1,234
4.940% due 12/15/2035	500	472
5.162% due 03/25/2034	277	254
5.603% due 07/15/2035	500	485
5.750% due 04/25/2033	1,325	1,237

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.357% due 02/25/2047	1,692	902

Downey Savings & Loan Association Mortgage Loan Trust
3.210% due 04/19/2048	773	294
3.430% due 11/19/2044	149	76
5.378% due 07/19/2044	100	30

First Horizon Asset Securities, Inc.
3.707% due 03/25/2018	194	194
6.203% due 03/25/2033	200	189

First Republic Mortgage Loan Trust
2.738% due 11/15/2030	128	123
2.838% due 11/15/2031	50	44

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	488

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
3.387% due 01/25/2037	$3,115	$1,890
3.467% due 10/25/2045	55	39

GSAA Trust
6.000% due 04/01/2034	784	773

GSR Mortgage Loan Trust
4.210% due 04/25/2032	72	60
4.539% due 09/25/2035	401	314
4.759% due 09/25/2034	235	209
4.854% due 08/25/2034	488	465
5.248% due 11/25/2035	471	405

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	540	498
3.220% due 01/19/2038	4,126	2,494
3.340% due 08/19/2045	61	41

Indymac Index Mortgage Loan Trust
6.027% due 10/25/2034	305	302

JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037	500	482

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	435
5.430% due 02/15/2040	500	421

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	500	463
3.788% due 12/21/2034	300	270
4.155% due 04/21/2034	67	60

MASTR Alternative Loans Trust
7.000% due 06/25/2034	117	105

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	197	190

Mellon Residential Funding Corp.
2.858% due 09/15/2030	254	246
2.928% due 12/15/2030	56	52

Merrill Lynch Mortgage Investors, Inc.
6.515% due 09/25/2033	53	53

MLCC Mortgage Investors, Inc.
3.480% due 01/25/2030	101	83
3.547% due 04/25/2028	114	98
3.805% due 10/25/2028	661	617
4.496% due 01/25/2029	385	382

Morgan Stanley Capital I
5.328% due 11/12/2041	580	506
5.378% due 11/14/2042	500	462

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	100	86
6.000% due 05/25/2033	61	53
7.000% due 04/25/2033	11	11

Provident Funding Mortgage Loan Trust
4.187% due 04/25/2034	198	194

Residential Accredit Loans, Inc.
3.387% due 06/25/2046	1,872	1,174
3.537% due 04/25/2037	3,728	1,896
6.000% due 08/25/2035	2,840	2,368

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	515	533

Residential Asset Securitization Trust
6.000% due 03/25/2037	2,703	1,919

Residential Funding Mortgage Securities I
5.768% due 07/27/2037	1,437	939

Sequoia Mortgage Trust
3.538% due 07/20/2033	120	99
3.568% due 10/20/2027	46	40
3.568% due 04/20/2033	186	181
3.588% due 10/20/2027	248	238
4.088% due 12/20/2032	203	192

See Accompanying Notes	Semiannual Report	September 30, 2008	105

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Mortgage Investments, Inc.
3.370% due 05/19/2035	$231	$159
3.437% due 07/25/2046	136	55
5.819% due 05/25/2045	84	71

Thornburg Mortgage Securities Trust
3.327% due 07/25/2036	2,716	2,580
3.477% due 03/25/2044	244	191
3.577% due 09/25/2044	175	168

WaMu Mortgage Pass-Through Certificates
2.900% due 10/25/2044	219	178
2.940% due 11/25/2034	223	117
3.497% due 12/25/2045	202	142
3.517% due 01/25/2045	44	30
3.747% due 12/25/2027	373	321
3.795% due 06/25/2034	55	54
3.855% due 02/25/2046	356	213
3.954% due 06/25/2033	173	169
4.055% due 11/25/2042	17	15
4.329% due 07/25/2046	1,260	936

Wells Fargo Mortgage-Backed Securities Trust
4.245% due 09/25/2034	156	137
4.261% due 12/25/2034	132	122
4.369% due 09/25/2034	239	202
4.492% due 01/25/2035	185	183
4.538% due 02/25/2035	395	339
5.500% due 12/25/2033	61	56
5.673% due 10/25/2034	287	279

Total Mortgage-Backed Securities (Cost $57,956)		52,289

ASSET-BACKED SECURITIES 7.1%

ACE Securities Corp.
6.457% due 04/25/2035	149	2

American Express Credit Account Master Trust
2.988% due 02/15/2012	40	39

Ameriquest Mortgage Securities, Inc.
6.732% due 11/25/2032	209	23
8.097% due 02/25/2033	181	19

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	69	49

Bear Stearns Asset-Backed Securities Trust
3.537% due 01/25/2036	400	377
3.557% due 09/25/2034	1,654	1,544
3.607% due 10/27/2032	79	65
3.697% due 06/25/2036	400	257
3.867% due 10/25/2032	117	103
4.207% due 08/25/2037	193	157
5.250% due 10/25/2033	1,906	1,662
5.500% due 06/25/2034	1,905	1,582

Bear Stearns Second Lien Trust
3.427% due 12/25/2036	1,392	929

Chase Funding Mortgage Loan Asset-Backed Certificates
3.847% due 11/25/2031	108	103

Citibank Omni Master Trust
4.288% due 12/23/2013	2,000	1,989

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Conseco Financial Corp.
6.110% due 09/01/2023	$444	$440
6.870% due 01/15/2029	473	459

Countrywide Asset-Backed Certificates
3.307% due 09/25/2047	488	460
3.547% due 12/25/2036	1,758	1,263

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	440	414

Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	1,298

GSAA Trust
3.477% due 06/25/2035	727	452

HFC Home Equity Loan Asset-Backed Certificates
3.478% due 01/20/2034	2,040	1,768
3.988% due 11/20/2036	474	455

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	445	410
3.257% due 12/25/2036	247	230

Irwin Home Equity Corp.
3.747% due 07/25/2032	9	7

JPMorgan Mortgage Acquisition Corp.
3.257% due 10/25/2036	434	411

Morgan Stanley ABS Capital I
3.387% due 01/25/2036	894	838
4.287% due 12/27/2032	268	229

New Century Home Equity Loan Trust
3.577% due 08/25/2034	57	46

RAAC Series 2007-SP3
4.407% due 09/25/2047	1,953	1,572

Renaissance Home Equity Loan Trust
3.707% due 12/25/2033	261	218

SBI HELOC Trust
3.377% due 08/25/2036	151	147

Soundview Home Equity Loan Trust
4.007% due 10/25/2037	384	373

Specialty Underwriting & Residential Finance
3.457% due 09/25/2036	1,019	890

Structured Asset Securities Corp.
4.900% due 04/25/2035	1,056	699

TABS Ltd.
3.887% due 02/12/2047	280	11

Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034	72	71

Total Asset-Backed Securities (Cost $23,599)		22,061

SOVEREIGN ISSUES 1.6%

Ukraine Government International Bond
6.450% due 08/05/2009	5,000	4,800

Total Sovereign Issues (Cost $5,057)		4,800

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.0%

Japanese Government CPI Linked Bond
1.154% due 02/28/2016	JPY	7,320	$68

Total Foreign Currency-Denominated Issues (Cost $62)			68

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		500	5

Bank of America Corp.
7.250% due 12/31/2049		315	263

Citigroup, Inc.
6.500% due 12/31/2049		100	4

General Motors Corp.
5.250% due 03/06/2032		2,000	18

Wachovia Corp.
7.500% due 12/31/2049		100	39

Total Convertible Preferred Stocks (Cost $489)			329

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.7%

COMMERCIAL PAPER 0.5%

Federal Home Loan Bank
2.270% due 10/01/2008		$1,500	1,500

REPURCHASE AGREEMENTS 4.4%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		13,500	13,500

(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $13,789. Repurchase proceeds are $13,500.)

U.S. TREASURY BILLS 3.8%
1.407% due 11/28/2008 - 12/26/2008 (c)(d)		12,000	11,908

Total Short-Term Instruments (Cost $26,966)			26,908

Total Investments 140.7% (Cost $453,239)			$435,726

Written Options (h) (0.0%) (Premiums $4)			(8)

Other Assets and Liabilities (Net) (40.7%)			(126,056)

Net Assets 100.0%			$309,662

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $11,908 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $70,919 at a weighted average interest rate of 2.416%. On September 30, 2008, securities valued at $112,456 were pledged as collateral for reverse repurchase agreements.

106	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(f)	Cash of $128 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/2008	64	$(106)

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 1.750% due 06/25/2035	(5.000%)	06/25/2035	BOA	$2,500	$ 2,055	$0	$2,055

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 1.750% due 06/25/2035	5.500%	06/25/2035	JPM	$2,500	$ (2,039)	$0	$(2,039)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(3.000%)	12/20/2017	GSC	1.400%	$1,000	$(113)	$0	$(113)
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	(4.050%)	09/20/2012	CITI	1.357%	137	(14)	0	(14)

						$(127)	$0	$(127)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	2.100%	03/20/2013	DUB	14.972%	$3,000	$(1,001)	$0	$(1,001)
Community Health Systems, Inc. 8.875% due 07/15/2015	4.570%	09/20/2013	GSC	5.276%	50	(1)	0	(1)
CSC Holdings, Inc. 7.625% due 04/01/2011	2.010%	06/20/2012	MSC	4.909%	50	(5)	0	(5)
Freddie Mac 5.080% due 02/07/2019	0.670%	12/20/2012	MSC	Defaulted	1,000	(25)	0	(25)
Georgia-Pacific LLC 7.750% due 11/15/2029	2.220%	09/20/2012	CITI	4.896%	50	(4)	0	(4)
JSC Gazprom 8.625% due 04/28/2034	1.380%	12/20/2008	MSC	3.467%	3,000	(2)	0	(2)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%	2,000	(143)	0	(143)
Sprint Nextel Corp. 6.000% due 12/01/2016	7.150%	06/20/2009	BCLY	3.229%	100	3	0	3
Sungard Data Systems, Inc. 9.125% due 08/15/2013	4.500%	09/20/2013	DUB	6.739%	75	(6)	0	(6)

						$(1,184)	$0	$(1,184)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$500	$ 3	$ (5)	$ 8
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	100	1	(1)	2
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	100	0	(1)	1

					$ 4	$ (7)	$ 11

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	0.540%	07/25/2045	CSFB	$4,000	$(3,058)	$(1,740)	$(1,318)
ABX.HE AA 06-2 Index	0.170%	05/25/2046	BEAR	2,000	(1,530)	(840)	(690)
ABX.HE AA 07-1 Index	0.150%	08/25/2037	BEAR	3,000	(2,632)	(1,830)	(802)
ABX.HE AA 07-1 Index	0.150%	08/25/2037	CSFB	11,000	(9,651)	(8,320)	(1,331)
ABX.HE AA 07-2 Index	1.920%	01/25/2038	BEAR	3,000	(2,612)	(1,860)	(752)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	CSFB	4,659	(382)	(336)	(46)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	DUB	4,659	(383)	(625)	242
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	MSC	2,427	(200)	(180)	(20)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY	1,000	(19)	9	(28)
CDX.EM-9 Index	2.650%	06/20/2013	JPM	7,000	(135)	63	(198)

See Accompanying Notes	Semiannual Report	September 30, 2008	107

Schedule of Investments  Income Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 Index 35-100%	1.550%	12/20/2010	MLP	$50	$0	$0	$0
CDX.HY-9 Index 35-100%	1.140%	12/20/2012	MLP	1,987	(61)	0	(61)
CDX.HY-9 Index 35-100%	1.443%	12/20/2012	MLP	9,936	(204)	0	(204)
CDX.IG-9 5 Year Index 15-30%	0.560%	12/20/2012	DUB	10,000	(125)	0	(125)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	2,100	(10)	18	(28)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	MSC	10,100	(56)	79	(135)

					$(21,058)	$(15,562)	$(5,496)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		$300	$2	$6	$(4)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		3,500	38	38	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		300	3	6	(3)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		1,400	15	9	6
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		13,500	146	82	64
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		7,700	(45)	(64)	19
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		6,900	(41)	(129)	88
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		33,900	(200)	(728)	528
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		4,000	24	50	(26)
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	GSC		160	6	5	1
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		22,700	864	1,166	(302)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,600	(61)	(22)	(39)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		2,300	(84)	4	(88)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		400	(14)	5	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		300	(11)	(2)	(9)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		500	(22)	19	(41)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,200	(53)	19	(72)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		300	(13)	2	(15)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC	GBP	200	(34)	(21)	(13)

							$520	$445	$75

(h)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	4	$2	$3
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	4	2	5

				$4	$8

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	98	68
Closing Buys	(37)	(16)
Expirations	(53)	(48)
Exercised	0	0

Balance at 09/30/2008	8	$4

108	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
U.S. Treasury Notes	4.125%	05/15/2015	$31,500	$33,352	$33,751

(6)	Market value includes $508 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	JPY	DUB	10,000	10/2008	$0	$(2)	$(2)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$4	$434,982	$740	$435,726
Short Sales, at value	0	(33,243)	0	(33,243)
Other Financial Instruments ++	(106)	(6,715)	(200)	(7,021)

Total	$(102)	$395,024	$540	$395,462

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$33,324	$251	$(1)	$3	$(397)	$(32,440)	$740
Other Financial Instruments ++	0	0	0	0	0	(200)	(200)

Total	$33,324	$251	$(1)	$3	$(397)	$(32,640)	$540

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	109

Schedule of Investments  Investment Grade Corporate Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Daimler Finance North America LLC
6.820% due 08/03/2012	$1,584	$1,076

Total Bank Loan Obligations (Cost $1,518)		1,076

CORPORATE BONDS & NOTES 53.8%

BANKING & FINANCE 23.1%

Allstate Corp.
6.125% due 05/15/2037	100	73
7.200% due 12/01/2009	200	203

Allstate Life Global Funding II
3.461% due 05/21/2010	500	498

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	700	676

American Express Bank FSB
5.500% due 04/16/2013	600	550

American Express Centurion Bank
2.568% due 07/13/2010	8,500	7,788

American Express Co.
6.150% due 08/28/2017	300	256
7.000% due 03/19/2018	3,000	2,652

American Express Credit Corp.
5.875% due 05/02/2013	1,700	1,568

American International Group, Inc.
5.050% due 10/01/2015	200	108
5.850% due 01/16/2018	4,000	2,011
6.250% due 05/01/2036	200	93
8.175% due 05/15/2058	1,900	304
8.250% due 08/15/2018	17,700	10,297

Anadarko Finance Co.
6.750% due 05/01/2011	200	205

ANZ National International Ltd.
6.200% due 07/19/2013	1,800	1,788

AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	49

BAE Systems Holdings, Inc.
5.200% due 08/15/2015	200	187

Bank of America Corp.
4.750% due 08/01/2015	200	170
5.625% due 10/14/2016	1,000	838
5.650% due 05/01/2018	29,000	24,469
6.000% due 09/01/2017	300	259
8.000% due 12/29/2049	2,500	1,981
8.125% due 12/29/2049	13,800	11,167

Bank of America N.A.
3.404% due 05/12/2010	2,000	1,975
6.000% due 10/15/2036	400	334

Bank One Corp.
5.250% due 01/30/2013	100	95
9.875% due 03/01/2009	50	50

Barclays Bank PLC
6.050% due 12/04/2017	2,600	2,422
7.434% due 09/29/2049	500	408
7.700% due 04/29/2049	300	264

BB&T Corp.
6.500% due 08/01/2011	30	29

Bear Stearns Cos. LLC
3.186% due 07/19/2010	400	392
5.700% due 11/15/2014	100	94
7.250% due 02/01/2018	9,000	8,676

BellSouth Capital Funding Corp.
7.875% due 02/15/2030	200	193

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	3,500	3,397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Block Financial LLC
7.875% due 01/15/2013	$10,000	$9,936

BNP Paribas
5.186% due 06/29/2049	5,700	4,370

C10 Capital SPV Ltd.
6.722% due 12/31/2049	400	371

Caelus Re Ltd.
9.061% due 06/07/2011	500	487

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	244

Caterpillar Financial Services Corp.
2.865% due 10/28/2008	105	105
4.226% due 06/24/2011	5,680	5,473
5.450% due 04/15/2018	2,500	2,241

Citigroup Capital XXI
8.300% due 12/21/2077	1,000	745

Citigroup, Inc.
5.000% due 09/15/2014	200	154
5.625% due 08/27/2012	400	345
6.000% due 02/21/2012	190	176
6.000% due 08/15/2017	740	628
6.125% due 05/15/2018	33,000	27,371
6.125% due 08/25/2036	800	520
8.400% due 04/29/2049	12,800	8,728

Commonwealth Bank of Australia
6.024% due 03/29/2049	350	294

ConocoPhillips Canada Funding Co. I
5.625% due 10/15/2016	300	292

Credit Agricole S.A.
6.637% due 05/29/2049	200	135

Credit Suisse New York
5.000% due 05/15/2013	1,500	1,391
6.000% due 02/15/2018	1,800	1,571

Deutsche Bank AG
4.875% due 05/20/2013	5,000	4,781

FIA Card Services N.A.
7.125% due 11/15/2012	145	142

Fleet National Bank
5.750% due 01/15/2009	175	175

Ford Motor Credit Co. LLC
7.875% due 06/15/2010	100	76

General Electric Capital Corp.
2.874% due 08/15/2011	150	147
4.800% due 05/01/2013	4,000	3,652
5.000% due 01/08/2016	100	85
5.450% due 01/15/2013	350	327
5.625% due 05/01/2018	2,000	1,694
5.875% due 01/14/2038	18,200	13,426
6.375% due 11/15/2067	3,300	2,673
6.750% due 03/15/2032	500	418

GMAC LLC
6.625% due 05/15/2012	100	42
6.875% due 09/15/2011	50	22

Goldman Sachs Group LP
4.500% due 06/15/2010	250	232

Goldman Sachs Group, Inc.
3.294% due 12/22/2008	200	197
5.250% due 10/15/2013	300	253
5.700% due 09/01/2012	300	259
5.950% due 01/18/2018	18,000	14,874
6.125% due 02/15/2033	600	433
6.150% due 04/01/2018	16,500	13,743
6.250% due 09/01/2017	1,600	1,342
6.600% due 01/15/2012	100	93
6.750% due 10/01/2037	700	468

HBOS Capital Funding LP
6.071% due 06/30/2049	800	518

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HBOS PLC
5.920% due 09/29/2049	$100	$59
6.750% due 05/21/2018	4,300	3,609

HSBC Bank USA N.A.
7.000% due 01/15/2039	13,800	12,408

HSBC Capital Funding LP
4.610% due 12/31/2049	1,730	1,481
9.547% due 12/29/2049	100	92

HSBC Holdings PLC
6.500% due 05/02/2036	700	580
6.500% due 09/15/2037	1,100	936
6.800% due 06/01/2038	3,800	3,220

International Lease Finance Corp.
4.875% due 09/01/2010	150	109

John Deere Capital Corp.
2.871% due 07/16/2010	5,000	4,965

JPMorgan & Co., Inc.
5.750% due 10/15/2008	100	100

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	269
5.125% due 09/15/2014	100	89
6.000% due 01/15/2018	28,000	25,576
6.400% due 05/15/2038	1,100	952
6.625% due 03/15/2012	350	344
7.125% due 06/15/2009	100	100
7.900% due 04/29/2049	11,500	9,708

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	275

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	1,300	1,008

JPMorgan Chase Capital XX
6.550% due 09/29/2036	400	294

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014 (a)	300	39
6.625% due 01/18/2012 (a)	15,030	1,954
6.875% due 05/02/2018 (a)	600	78

Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	100	95
5.054% due 05/12/2010	500	482
6.875% due 04/25/2018	1,100	975

MetLife, Inc.
5.000% due 06/15/2015	1,600	1,462

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	151

Morgan Stanley
2.912% due 02/09/2009	100	87
4.750% due 04/01/2014	900	478
5.375% due 10/15/2015	250	155
5.950% due 12/28/2017	400	251
6.000% due 04/28/2015	1,000	681
6.625% due 04/01/2018	20,200	13,389

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	1,050	795

National Australia Bank Ltd.
5.350% due 06/12/2013	1,500	1,443

Pacific Life Global Funding
5.150% due 04/15/2013	500	500

Preferred Term Securities XII
3.366% due 03/24/2034	99	73

Principal Life Income Funding Trusts
5.300% due 04/24/2013	500	499

Prudential Financial, Inc.
6.000% due 12/01/2017	1,500	1,339

Rabobank Capital Funding II
5.260% due 12/31/2049	150	139

110	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rabobank Capital Funding Trust
5.254% due 12/29/2049	$3,600	$3,106

RBS Capital Trust III
5.512% due 09/29/2049	200	162

Resona Bank Ltd.
5.850% due 09/29/2049	300	221

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	9,000	6,713
7.648% due 08/31/2049	1,000	822
9.118% due 03/31/2049	480	466

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	5,500	5,132

SLM Corp.
2.880% due 01/26/2009	200	194

State Street Capital Trust III
8.250% due 12/29/2049	400	392

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	240

Teco Finance, Inc.
6.572% due 11/01/2017	123	112
6.750% due 05/01/2015	200	193
7.000% due 05/01/2012	177	181

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	2,500	2,240

UBS AG
5.750% due 04/25/2018	3,600	3,137

UBS Preferred Funding Trust V
6.243% due 05/12/2049	800	617

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	90

USB Capital IX
6.189% due 04/15/2049	975	478

Ventas Realty LP
6.750% due 06/01/2010	200	200

Wachovia Bank N.A.
5.000% due 08/15/2015	300	178
7.800% due 08/18/2010	30	25

Wachovia Corp.
5.500% due 05/01/2013	500	414
5.750% due 06/15/2017	3,500	2,631

Wells Fargo & Co.
2.888% due 01/12/2011	200	198
3.270% due 03/23/2010	75	74
5.625% due 12/11/2017	23,000	21,175

Wells Fargo Bank N.A.
5.950% due 08/26/2036	400	313
6.450% due 02/01/2011	30	31

Wells Fargo Capital X
5.950% due 12/15/2036	1,100	907

Wells Fargo Capital XIII
7.700% due 12/29/2049	12,600	10,996

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	300	271

		365,316

INDUSTRIALS 18.7%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	500	498

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	295

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	62	59
7.858% due 04/01/2013	50	44

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Amgen, Inc.
5.850% due 06/01/2017	$6,500	$6,250
6.150% due 06/01/2018	3,200	3,130
6.900% due 06/01/2038	1,000	970

Anadarko Petroleum Corp.
5.950% due 09/15/2016	3,000	2,762

Apache Corp.
6.000% due 01/15/2037	1,100	930

Barrick Gold Corp.
5.800% due 11/15/2034	100	77

Baxter International, Inc.
6.250% due 12/01/2037	100	95

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	31

C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	94

Canadian National Railway Co.
4.400% due 03/15/2013	80	77
5.550% due 05/15/2018	500	494
6.375% due 11/15/2037	700	671

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	94
5.850% due 02/01/2035	200	145
5.900% due 02/01/2018	2,000	1,762
6.000% due 08/15/2016	100	90
6.250% due 03/15/2038	1,000	772
6.750% due 02/01/2039	5,100	4,207

Cardinal Health, Inc.
3.053% due 10/02/2009	200	197
5.500% due 06/15/2013	5,000	4,789

CBS Corp.
5.625% due 08/15/2012	500	471

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	154

Chesapeake Energy Corp.
6.375% due 06/15/2015	300	269
6.875% due 01/15/2016	200	184
7.000% due 08/15/2014	23	22
7.250% due 12/15/2018	200	185
7.500% due 06/15/2014	200	192
7.625% due 07/15/2013	300	288

Cisco Systems, Inc.
2.892% due 02/20/2009	60	60

CODELCO, Inc.
6.150% due 10/24/2036	100	89

Colorado Interstate Gas Co.
6.800% due 11/15/2015	991	943

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	105

Comcast Cable Communications LLC
6.875% due 06/15/2009	7,000	7,071
8.875% due 05/01/2017	35	37

Comcast Corp.
5.300% due 01/15/2014	100	92
5.875% due 02/15/2018	15,100	13,478
6.450% due 03/15/2037	1,400	1,130
7.050% due 03/15/2033	100	90

ConocoPhillips
5.200% due 05/15/2018	1,500	1,402

Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	86

Covidien International Finance S.A.
6.550% due 10/15/2037	100	96

Cox Communications, Inc.
4.625% due 06/01/2013	160	148

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.750% due 03/15/2011	$100	$102
7.750% due 11/01/2010	130	135

CSC Holdings, Inc.
8.125% due 07/15/2009	50	50
8.125% due 08/15/2009	50	50

CSX Corp.
5.300% due 02/15/2014	250	234

Daimler Finance North America LLC
7.300% due 01/15/2012	100	101

DCP Midstream LLC
5.375% due 10/15/2015	100	89

Delta Air Lines, Inc.
6.619% due 03/18/2011	111	105
7.379% due 05/18/2010	47	46

Devon Energy Corp.
7.950% due 04/15/2032	9,400	9,679

Devon Financing Corp. ULC
7.875% due 09/30/2031	300	305

El Paso Natural Gas Co.
5.950% due 04/15/2017	1,000	889

Embraer Overseas Ltd.
6.375% due 01/24/2017	100	93

Enbridge Energy Partners LP
5.875% due 12/15/2016	500	457
6.500% due 04/15/2018	7,000	6,466

EnCana Corp.
4.750% due 10/15/2013	100	92
5.900% due 12/01/2017	8,000	7,147
6.500% due 08/15/2034	100	80
6.500% due 02/01/2038	5,500	4,439

Energy Transfer Partners LP
6.125% due 02/15/2017	500	458
6.700% due 07/01/2018	4,500	4,273
7.500% due 07/01/2038	2,800	2,643

Enterprise Products Operating LLC
6.500% due 01/31/2019	8,000	7,466

Enterprise Products Operating LP
5.000% due 03/01/2015	200	179

First Data Corp.
9.875% due 09/24/2015	200	157

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	100	99

Fund American Cos., Inc.
5.875% due 05/15/2013	150	111

Gaz Capital S.A.
7.288% due 08/16/2037	2,000	1,430
7.510% due 07/31/2013	2,000	1,944
8.625% due 04/28/2034	200	187

Gazprom International S.A.
7.201% due 02/01/2020	80	73

General Electric Co.
5.250% due 12/06/2017	28,000	24,544

General Mills, Inc.
5.700% due 02/15/2017	200	194

Georgia-Pacific LLC
7.000% due 01/15/2015	100	92
7.125% due 01/15/2017	700	628

GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018	7,700	7,324
6.375% due 05/15/2038	2,000	1,879

HCA, Inc.
6.750% due 07/15/2013	200	169

Hess Corp.
7.875% due 10/01/2029	200	196

See Accompanying Notes	Semiannual Report	September 30, 2008	111

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HJ Heinz Co.
6.428% due 12/01/2020	$200	$200

Hospira, Inc.
6.050% due 03/30/2017	100	95

Humana, Inc.
6.450% due 06/01/2016	200	184
7.200% due 06/15/2018	10,000	9,488

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	137

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	100

International Business Machines Corp.
3.375% due 07/28/2011	5,700	5,699
8.375% due 11/01/2019	30	35

Kellogg Co.
5.125% due 12/03/2012	100	100

Kern River Funding Corp.
4.893% due 04/30/2018	60	58

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	185
5.950% due 02/15/2018	10,500	9,369
7.750% due 03/15/2032	2,000	1,910

Kraft Foods, Inc.
6.500% due 08/11/2017	300	289

Kroger Co.
5.500% due 02/01/2013	200	195

Monsanto Co.
5.125% due 04/15/2018	1,000	953
5.875% due 04/15/2038	800	725

Newell Rubbermaid, Inc.
5.500% due 04/15/2013	10,000	9,528

Newmont Mining Corp.
5.875% due 04/01/2035	100	76

News America Holdings, Inc.
9.250% due 02/01/2013	400	428

Norfolk Southern Corp.
5.750% due 04/01/2018	100	97
7.250% due 02/15/2031	100	105

Northrop Grumman Systems Corp.
7.750% due 02/15/2031	100	115

Northwest Pipeline GP
5.950% due 04/15/2017	200	185

Nucor Corp.
5.850% due 06/01/2018	1,000	954

Oracle Corp.
5.750% due 04/15/2018	300	279

Phelps Dodge Corp.
8.750% due 06/01/2011	200	211
9.500% due 06/01/2031	200	251

Philip Morris International, Inc.
5.650% due 05/16/2018	1,550	1,435
6.375% due 05/16/2038	2,700	2,376

Plains All American Pipeline LP
6.125% due 01/15/2017	1,400	1,274

Plains Exploration & Production Co.
7.000% due 03/15/2017	100	87

Qwest Communications International, Inc.
7.250% due 02/15/2011	200	190

Reynolds American, Inc.
7.750% due 06/01/2018	100	99

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	1,000	981
6.500% due 07/15/2018	9,000	8,519

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rockies Express Pipeline LLC
6.850% due 07/15/2018	$17,000	$16,348

Rogers Cable, Inc.
5.500% due 03/15/2014	100	92
6.750% due 03/15/2015	200	196

RR Donnelley & Sons Co.
6.125% due 01/15/2017	7,000	6,047

Safeway, Inc.
4.119% due 03/27/2009	200	198

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	200	202

Southern Co.
3.511% due 08/20/2010	5,400	5,390

Southern Natural Gas Co.
8.000% due 03/01/2032	258	241

Suncor Energy, Inc.
6.100% due 06/01/2018	5,000	4,569
6.500% due 06/15/2038	1,000	836
6.850% due 06/01/2039	4,500	3,913

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	49	51

Target Corp.
6.000% due 01/15/2018	1,000	948
7.000% due 01/15/2038	6,700	6,308

Time Warner Cable, Inc.
5.850% due 05/01/2017	9,240	8,149
6.550% due 05/01/2037	840	681

Time Warner, Inc.
6.750% due 04/15/2011	25	25

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	33

Transocean, Inc.
6.000% due 03/15/2018	4,500	4,204
6.800% due 03/15/2038	4,000	3,672

Union Pacific Corp.
6.625% due 02/01/2029	50	47

United Airlines, Inc.
10.125% due 03/22/2015 (a)	81	40

UnitedHealth Group, Inc.
6.000% due 02/15/2018	9,200	8,337

Vale Overseas Ltd.
6.250% due 01/11/2016	2,200	2,114
6.250% due 01/23/2017	100	94
8.250% due 01/17/2034	1,700	1,781

Viacom, Inc.
6.250% due 04/30/2016	500	451

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	1,000	979
6.200% due 04/15/2038	10,250	9,356
6.875% due 08/10/2009	30	31

Walt Disney Co.
6.375% due 03/01/2012	100	105

WEA Finance LLC
5.700% due 10/01/2016	100	86

WellPoint, Inc.
4.250% due 12/15/2009	100	98

Weyerhaeuser Co.
4.198% due 09/24/2009	300	297

Williams Cos., Inc.
6.375% due 10/01/2010	100	98

Xerox Corp.
3.626% due 12/18/2009	100	99

XTO Energy, Inc.
5.500% due 06/15/2018	5,800	5,136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.100% due 04/01/2036	$100	$83
6.375% due 06/15/2038	8,500	6,944
7.500% due 04/15/2012	100	105

Yum! Brands, Inc.
6.875% due 11/15/2037	200	169
8.875% due 04/15/2011	140	151

		295,396

UTILITIES 12.0%

Appalachian Power Co.
5.000% due 06/01/2017	4,000	3,472
5.650% due 08/15/2012	300	294
7.000% due 04/01/2038	3,400	3,182

AT&T Corp.
7.300% due 11/15/2011	447	464
8.000% due 11/15/2031	24,800	25,127

AT&T Mobility LLC
6.500% due 12/15/2011	50	51

AT&T, Inc.
5.100% due 09/15/2014	300	281
5.600% due 05/15/2018	3,000	2,688
6.500% due 09/01/2037	500	426

BellSouth Corp.
5.200% due 09/15/2014	300	282
5.200% due 12/15/2016	100	90

British Telecommunications PLC
8.625% due 12/15/2010	100	105
9.125% due 12/15/2030	2,000	1,996

Bruce Mansfield Unit
6.850% due 06/01/2034	100	100

CenturyTel, Inc.
8.375% due 10/15/2010	100	103

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018	1,800	1,711
6.750% due 04/01/2038	7,300	6,905

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	101

Consumers Energy Co.
5.000% due 02/15/2012	100	96
5.375% due 04/15/2013	100	97
5.500% due 08/15/2016	350	325

Deutsche Telekom International Finance BV
8.500% due 06/15/2010	330	343

Dominion Resources, Inc.
6.400% due 06/15/2018	5,950	5,701

Duke Energy Carolinas LLC
6.000% due 01/15/2038	1,600	1,439
6.050% due 04/15/2038	3,700	3,351
6.450% due 10/15/2032	200	189

Energy East Corp.
6.750% due 07/15/2036	100	89

Entergy Gulf States, Inc.
4.875% due 11/01/2011	100	97

Entergy Louisiana LLC
5.560% due 09/01/2015	50	48

FirstEnergy Corp.
7.375% due 11/15/2031	4,800	4,465

Florida Power & Light Co.
5.850% due 05/01/2037	1,800	1,650
5.950% due 02/01/2038	2,300	2,137

Florida Power Corp.
6.400% due 06/15/2038	3,000	2,842

FPL Group Capital, Inc.
5.350% due 06/15/2013	400	401

112	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

France Telecom S.A.
8.500% due 03/01/2031	$3,200	$3,473

Indianapolis Power & Light Co.
6.300% due 07/01/2013	150	153

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	150	144

Kentucky Power Co.
6.000% due 09/15/2017	200	186

Nevada Power Co.
6.500% due 05/15/2018	650	616

NGPL Pipe Co. LLC
7.119% due 12/15/2017	14,300	13,586
7.768% due 12/15/2037	2,800	2,747

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	30	30

NiSource Finance Corp.
7.875% due 11/15/2010	100	103

Ohio Edison Co.
5.450% due 05/01/2015	100	91

Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	100	102

Pacific Gas & Electric Co.
5.625% due 11/30/2017	500	473
6.050% due 03/01/2034	300	265
6.350% due 02/15/2038	6,900	6,269

PPL Capital Funding, Inc.
4.330% due 03/01/2009	200	199

Progress Energy, Inc.
6.850% due 04/15/2012	200	206
7.100% due 03/01/2011	94	97

PSEG Power LLC
6.950% due 06/01/2012	200	204

Public Service Co. of Colorado
5.800% due 08/01/2018	7,800	7,539
6.500% due 08/01/2038	3,400	3,231

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	139

Public Service Electric & Gas Co.
5.300% due 05/01/2018	300	280

Qwest Corp.
6.069% due 06/15/2013	100	85

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	15	15

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	188

Southern California Edison Co.
5.000% due 01/15/2014	200	196
5.500% due 08/15/2018	12,000	11,462
5.950% due 02/01/2038	5,900	5,374

Sprint Capital Corp.
8.375% due 03/15/2012	500	450

Telecom Italia Capital S.A.
3.395% due 07/18/2011	200	187
4.000% due 01/15/2010	200	194
5.250% due 11/15/2013	100	89
6.999% due 06/04/2018	3,000	2,696
7.721% due 06/04/2038	7,500	6,219

Telefonica Emisiones SAU
5.984% due 06/20/2011	100	99
6.221% due 07/03/2017	13,000	11,976

TELUS Corp.
8.000% due 06/01/2011	30	32

Toledo Edison Co.
6.150% due 05/15/2037	200	163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Verizon Communications, Inc.
6.100% due 04/15/2018	$25,700	$23,756
6.900% due 04/15/2038	1,000	887

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	189

Verizon New England, Inc.
6.500% due 09/15/2011	200	198

Virginia Electric and Power Co.
5.400% due 01/15/2016	500	469
5.400% due 04/30/2018	1,700	1,556
5.950% due 09/15/2017	300	286
6.000% due 05/15/2037	1,000	867
6.350% due 11/30/2037	4,600	4,154

Vodafone Group PLC
6.150% due 02/27/2037	8,500	6,830
7.750% due 02/15/2010	30	31

		189,429

Total Corporate Bonds & Notes (Cost $955,850)		850,141

CONVERTIBLE BONDS & NOTES 0.0%

ERP Operating LP
3.850% due 08/15/2026	200	185

Total Convertible Bonds & Notes (Cost $202)		185

U.S. GOVERNMENT AGENCIES 42.5%

Fannie Mae
5.000% due 05/01/2038 - 10/01/2038	78,836	76,747
5.500% due 09/01/2035 - 10/01/2038	123,888	123,503
6.000% due 08/01/2036 - 10/01/2038	78,312	79,364

Freddie Mac
5.000% due 06/15/2016	1	1
5.500% due 04/01/2038	99,512	99,078

Ginnie Mae
5.500% due 10/01/2038	6,300	6,295
6.000% due 10/01/2038	281,900	285,732

Total U.S. Government Agencies (Cost $670,450)		670,720

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
4.000% due 08/15/2018	2,000	2,028

Total U.S. Treasury Obligations (Cost $2,032)		2,028

MORTGAGE-BACKED SECURITIES 0.0%

Countrywide Alternative Loan Trust
6.000% due 01/25/2037	165	117

Merrill Lynch Mortgage Investors, Inc.
4.985% due 05/25/2033	98	94

Structured Adjustable Rate Mortgage Loan Trust
4.260% due 03/25/2034	103	95

Total Mortgage-Backed Securities (Cost $326)		306

ASSET-BACKED SECURITIES 1.7%

Chase Issuance Trust
4.319% due 09/15/2015	11,500	11,471

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SLM Student Loan Trust
4.173% due 04/25/2023		$14,700	$14,755

Total Asset-Backed Securities (Cost $26,111)			26,226

SOVEREIGN ISSUES 0.0%

Croatia Government International Bond
3.938% due 07/31/2010		14	14

Korea Development Bank
4.750% due 07/20/2009		300	300

Panama Government International Bond
9.375% due 04/01/2029		85	106

South Africa Government International Bond
7.375% due 04/25/2012		90	92

Total Sovereign Issues (Cost $524)			512

FOREIGN CURRENCY-DENOMINATED ISSUES 0.3%

BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	422

Credit Logement S.A.
4.604% due 03/29/2049		300	367

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	149

General Electric Capital Corp.
5.500% due 09/15/2067		900	760

HSBC Holdings PLC
5.375% due 12/20/2012		60	83

RBS Capital Trust A
6.467% due 12/29/2049		325	371

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	49

Santander Perpetual S.A. Unipersonal
4.375% due 12/29/2049	EUR	1,000	1,036

Telefonica Europe BV
5.125% due 02/14/2013		325	456

Total Foreign Currency-Denominated Issues (Cost $4,346)			3,693

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.3%

American International Group, Inc.
8.500% due 08/01/2011		1,900	16

Bank of America Corp.
7.250% due 12/31/2049		4,500	3,759

Citigroup, Inc.
6.500% due 12/31/2049		25,000	1,031

Wachovia Corp.
7.500% due 12/31/2049		1,000	393

Total Convertible Preferred Stocks (Cost $5,218)			5,199

PREFERRED STOCKS 0.0%

Goldman Sachs Group, Inc.
3.750% due 12/31/2049		4,000	52

Total Preferred Stocks (Cost $100)			52

See Accompanying Notes	Semiannual Report	September 30, 2008	113

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 25.1%

CERTIFICATES OF DEPOSIT 0.3%

UBS AG
4.832% due 07/01/2010	$3,900	$3,899

COMMERCIAL PAPER 5.1%

BNP Paribas
2.790% due 11/10/2008	14,100	14,056

Citibank N.A.
3.570% due 10/23/2008	3,000	2,994

Federal Home Loan Bank
0.100% due 10/07/2008	32,000	32,000

Freddie Mac
2.500% due 11/24/2008	31,900	31,780

		80,830

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 17.8%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	$214,300	$214,300
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 4.250% due 01/15/2010 valued at $218,890. Repurchase proceeds are $214,301.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	20,190	20,190
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.125% due 11/19/2008 valued at $20,595. Repurchase proceeds are $20,190.)
1.000% due 10/01/2008	46,929	46,929
(Dated 09/30/2008. Collateralized by Freddie Mac 5.125% due 12/29/2008 valued at $47,869. Repurchase proceeds are $46,930.)

		281,419

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.9%
0.848% due 10/16/2008 - 12/26/2008 (b)(c)	$30,780	$30,696

Total Short-Term Instruments (Cost $396,883)		396,844

PURCHASED OPTIONS (g) 0.1%
(Cost $556)		1,111

Total Investments 124.0% (Cost $2,064,116)		$1,958,093

Written Options (h) (0.1%) (Premiums $1,519)		(2,069)

Other Assets and Liabilities (Net) (23.9%)		(376,687)

Net Assets 100.0%		$1,579,337

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $23,957 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $1,846 at a weighted average interest rate of 2.528%. On September 30, 2008, there were no open reverse repurchase agreements.
(e)	Cash of $15,286 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	675	$246
90-Day Euribor June Futures	Long	06/2010	1,100	966
90-Day Eurodollar December Futures	Long	12/2009	2,902	3,018
90-Day Eurodollar June Futures	Long	06/2009	960	1,772
90-Day Eurodollar March Futures	Long	03/2009	40	(11)
90-Day Eurodollar March Futures	Long	03/2010	2,300	1,818
90-Day Eurodollar September Futures	Long	09/2009	1,300	2,019
Euro-Bobl December Futures	Short	12/2008	20	(27)
Euro-Bund 10-Year Bond December Futures	Long	12/2008	49	44
U.S. Treasury 2-Year Note December Futures	Long	12/2008	37	41
U.S. Treasury 5-Year Note December Futures	Long	12/2008	350	(303)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	22	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1,523	1,796
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	75	148
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	90	102
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	20	71
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	292	293

				$11,981

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc. 6.875% due 06/01/2018	(0.890%)	09/20/2013	BOA	0.669%	$2,000	$(20)	$0	$(20)
Arrow Electronics, Inc. 6.875% due 06/01/2018	(0.780%)	09/20/2013	MSC	0.669%	1,500	(8)	0	(8)
AutoZone, Inc. 5.875% due 10/15/2012	(0.340%)	06/20/2012	GSC	0.833%	100	2	0	2
AutoZone, Inc. 5.875% due 10/15/2012	(0.980%)	06/20/2013	GSC	0.927%	200	(1)	0	(1)
AutoZone, Inc. 5.875% due 10/15/2012	(0.390%)	09/20/2012	RBS	0.853%	200	3	0	3
AutoZone, Inc. 5.875% due 10/15/2012	(0.340%)	12/20/2012	RBS	0.880%	200	4	0	4
AvalonBay Communities, Inc. 6.125% due 11/01/2012	(1.850%)	09/20/2013	BOA	2.246%	200	3	0	3
AvalonBay Communities, Inc. 6.125% due 11/01/2012	(1.979%)	09/20/2013	GSC	2.246%	1,000	11	0	11
AvalonBay Communities, Inc. 6.125% due 11/01/2012	(1.220%)	06/20/2013	MSC	2.212%	1,000	40	0	40
Black & Decker Corp. 7.125% due 06/01/2011	(0.400%)	09/20/2012	BEAR	1.052%	200	5	0	5

114	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp. 7.125% due 06/01/2011	(0.400%)	12/20/2012	MSC	1.106%	$200	$5	$0	$5
Black & Decker Corp. 7.125% due 06/01/2011	(0.420%)	12/20/2012	MSC	1.106%	100	3	0	3
Black & Decker Corp. 7.125% due 06/01/2011	(1.440%)	09/20/2013	RBS	1.245%	1,000	(9)	0	(9)
Black & Decker Corp. 7.125% due 06/01/2011	(0.450%)	09/20/2012	UBS	1.052%	200	4	0	4
Block Financial LLC 7.875% due 01/15/2013	(1.500%)	03/20/2013	BOA	1.280%	10,000	0	0	0
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	(0.450%)	09/20/2013	BCLY	0.403%	600	(1)	0	(1)
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	(0.259%)	09/20/2012	CSFB	0.327%	100	0	0	0
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	(0.270%)	09/20/2012	MLP	0.327%	100	0	0	0
Camden Property Trust 5.875% due 11/30/2012	(2.340%)	09/20/2013	MLP	3.601%	1,600	79	0	79
Cardinal health, Inc. 5.500% due 06/15/2013	(0.580%)	06/20/2013	BOA	0.711%	5,000	0	0	0
CBS Corp. 4.625% due 05/15/2018	(0.610%)	09/20/2012	DUB	1.684%	400	15	0	15
CenturyTel, Inc. 7.875% due 08/15/2012	(0.355%)	06/20/2010	BEAR	0.885%	100	1	0	1
Chesapeake Energy Corp. 6.875% due 01/15/2016	(1.170%)	12/20/2011	CITI	2.850%	200	10	0	10
Clorox Co. 6.125% due 02/01/2011	(0.350%)	09/20/2012	CITI	0.666%	200	2	0	2
Clorox Co. 6.125% due 02/01/2011	(0.330%)	09/20/2012	UBS	0.666%	200	3	0	3
Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	(0.140%)	06/20/2012	CITI	0.449%	100	1	0	1
Commerzbank AG 5.500% due 10/25/2011	(0.690%)	09/20/2013	BNP	1.427%	4,000	129	0	129
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.430%)	06/20/2013	BCLY	0.487%	1,000	2	0	2
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.299%)	06/20/2012	GSC	0.404%	100	0	0	0
Daimler Finance North America LLC 6.500% due 11/15/2013	(1.060%)	09/20/2013	RBS	1.198%	5,000	25	0	25
Darden Restaurants, Inc. 6.000% due 08/15/2035	(1.530%)	06/20/2013	DUB	2.110%	200	5	0	5
Darden Restaurants, Inc. 6.000% due 08/15/2035	(1.570%)	06/20/2013	DUB	2.110%	200	4	0	4
Darden Restaurants, Inc. 7.125% due 02/01/2016	(0.490%)	06/20/2012	MSC	1.916%	100	5	0	5
Delhaize America, Inc. 9.000% due 04/15/2031	(0.880%)	09/20/2013	BCLY	0.882%	3,500	0	0	0
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	(0.210%)	06/20/2012	BEAR	0.679%	500	8	0	8
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.780%)	06/20/2018	BOA	0.715%	5,950	0	0	0
Dow Chemical Co. 5.700% due 05/15/2018	(0.840%)	09/20/2013	CITI	0.853%	500	0	0	0
Dow Chemical Co. 6.000% due 10/01/2012	(0.259%)	09/20/2012	CSFB	0.774%	100	2	0	2
Dow Chemical Co. 7.375% due 11/01/2029	(0.900%)	09/20/2013	GSC	0.853%	2,200	(6)	0	(6)
Dow Chemical Co. 7.375% due 11/01/2029	(0.910%)	09/20/2013	RBS	0.853%	4,000	(14)	0	(14)
Eastman Chemical Co. 7.600% due 02/01/2027	(0.650%)	09/20/2013	BCLY	0.573%	3,300	(13)	0	(13)
ERP Operating LP 3.850% due 08/15/2026	(0.255%)	09/20/2011	RBS	1.448%	200	7	0	7
ERP Operating LP 6.950% due 03/02/2011	(1.929%)	09/20/2013	GSC	2.345%	2,000	34	0	34
FedEx Corp. 7.250% due 02/15/2011	(1.070%)	09/20/2013	CITI	1.048%	1,000	(1)	0	(1)
Ford Motor Co. 6.500% due 08/01/2018	(5.000%)	06/20/2013	DUB	24.401%	1,000	436	175	261
Gannett Co., Inc. 6.375% due 04/01/2012	(0.680%)	09/20/2012	BOA	3.887%	400	43	0	43
Gap, Inc. 10.050% due 12/15/2008	(1.030%)	09/20/2013	BCLY	0.948%	500	(2)	0	(2)
Gap, Inc. 10.050% due 12/15/2008	(1.200%)	03/20/2013	JPM	0.906%	1,200	(15)	0	(15)
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.440%)	06/20/2012	DUB	0.392%	500	(1)	0	(1)
GMAC LLC 6.875% due 08/28/2012	(2.500%)	09/20/2011	DUB	55.201%	300	160	0	160
Home Depot, Inc. 5.875% due 12/16/2036	(1.100%)	06/20/2013	BCLY	1.586%	1,000	20	0	20
Humana, Inc. 7.200% due 06/15/2018	(1.440%)	09/20/2018	BOA	2.277%	10,000	0	0	0
Inco Ltd. 7.750% due 05/15/2012	(0.500%)	12/20/2011	MSC	1.719%	500	18	0	18
JSC Gazprom 8.625% due 04/28/2034	(2.170%)	08/20/2013	JPM	4.348%	2,000	165	0	165
Kohl’s Corp. 6.300% due 03/01/2011	(1.130%)	06/20/2013	BCLY	1.219%	1,000	3	0	3
Kohl’s Corp. 6.300% due 03/01/2011	(0.300%)	09/20/2012	BOA	1.118%	100	3	0	3
Kohl’s Corp. 6.300% due 03/01/2011	(0.330%)	09/20/2012	CITI	1.118%	200	6	0	6
Kohl’s Corp. 6.300% due 03/01/2011	(0.220%)	06/20/2012	GSC	1.101%	100	3	0	3

See Accompanying Notes	Semiannual Report	September 30, 2008	115

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Koninklijke DSM NV 4.000% due 11/10/2015	(0.555%)	09/20/2013	BCLY	0.768%	$3,800	$35	$0	$35
Kroger Co. 5.500% due 02/01/2013	(0.650%)	06/20/2013	BCLY	0.598%	1,000	(2)	0	(2)
Lennar Corp. 5.950% due 03/01/2013	(0.780%)	06/20/2012	GSC	7.780%	100	19	0	19
Liz Claiborne, Inc. 5.000% due 07/08/2013	(0.480%)	06/20/2012	MSC	3.507%	100	10	0	10
Lowe’s Cos., Inc. 8.250% due 06/01/2010	(0.520%)	12/20/2012	BOA	0.707%	200	1	0	1
Lowe’s Cos., Inc. 8.250% due 06/01/2010	(0.540%)	12/20/2012	MSC	0.707%	100	1	0	1
Marriott International, Inc. 4.625% due 06/15/2012	(1.620%)	06/20/2013	MSC	2.529%	1,000	36	0	36
Mattel, Inc. 6.125% due 06/15/2011	(0.330%)	06/20/2012	BCLY	0.639%	100	1	0	1
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.570%)	06/20/2012	BEAR	1.537%	100	3	0	3
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.530%)	06/20/2012	MSC	1.537%	100	3	0	3
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.540%)	06/20/2012	MSC	1.537%	100	3	0	3
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.570%)	06/20/2012	RBS	1.537%	300	10	0	10
Muenchener Rueckversicherungs AG 1.000% due 06/10/2005	(0.490%)	09/20/2013	BNP	0.566%	2,500	8	0	8
Newell Rubbermaid, Inc. 5.500% due 04/15/2013	(0.660%)	06/20/2013	BOA	1.472%	10,000	0	0	0
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.319%)	12/20/2012	GSC	0.902%	100	2	0	2
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.290%)	09/20/2012	RBS	0.874%	100	2	0	2
Newell Rubbermaid, Inc. 6.750% due 03/15/2012	(0.230%)	06/20/2012	RBS	0.843%	200	4	0	4
Noble Corp. 5.875% due 06/01/2013	(0.460%)	06/20/2012	CSFB	0.809%	500	6	0	6
Nordstrom, Inc. 6.950% due 03/15/2028	(1.000%)	06/20/2013	BCLY	1.474%	1,000	19	0	19
Nordstrom, Inc. 6.950% due 03/15/2028	(0.180%)	06/20/2011	GSC	1.093%	100	2	0	2
Nordstrom, Inc. 6.950% due 03/15/2028	(0.180%)	06/20/2012	RBS	1.282%	200	8	0	8
Nordstrom, Inc. 6.950% due 03/15/2028	(0.230%)	12/20/2012	UBS	1.377%	300	13	0	13
Norfolk Southern Corp. 7.700% due 05/15/2017	(0.240%)	12/20/2012	MLP	0.365%	200	1	0	1
Phelps Dodge Corp. 8.750% due 06/01/2011	(0.520%)	09/20/2011	GSC	0.274%	200	(2)	0	(2)
Progress Energy, Inc. 5.625% due 01/15/2016	(0.460%)	09/20/2013	CITI	0.473%	1,300	0	0	0
RadioShack Corp. 7.375% due 05/15/2011	(1.700%)	06/20/2013	BCLY	1.742%	1,000	1	0	1
RadioShack Corp. 7.375% due 05/15/2011	(1.455%)	06/20/2013	RBS	1.742%	500	6	0	6
Raytheon Co. 7.200% due 08/15/2027	(0.090%)	06/20/2009	CITI	0.122%	100	0	0	0
RR Donnelley & Sons Co. 6.125% due 01/15/2017	(1.850%)	03/20/2017	BOA	1.651%	7,000	0	0	0
Safeway, Inc. 5.800% due 08/15/2012	(0.650%)	09/20/2013	GSC	0.648%	3,600	(1)	0	(1)
Safeway, Inc. 5.800% due 08/15/2012	(0.610%)	06/20/2013	MSC	0.633%	1,000	1	0	1
Sara Lee Corp. 6.125% due 11/01/2032	(0.570%)	06/20/2013	BCLY	0.564%	1,000	0	0	0
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.230%)	09/20/2012	BOA	0.704%	200	3	0	3
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.950%)	09/20/2013	CITI	0.773%	1,300	(11)	0	(11)
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.230%)	09/20/2012	MSC	0.704%	200	3	0	3
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.260%)	12/20/2012	MSC	0.724%	100	2	0	2
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.280%)	12/20/2012	MSC	0.724%	100	2	0	2
Solvay S.A 4.625% due 06/27/2018	(0.730%)	09/20/2013	BCLY	0.828%	3,800	15	0	15
Southwest Airlines Co. 5.250% due 10/01/2014	(1.530%)	06/20/2013	BCLY	1.555%	1,000	1	0	1
Southwest Airlines Co. 6.500% due 03/01/2012	(0.290%)	06/20/2011	GSC	1.146%	100	2	0	2
Southwest Airlines Co. 6.500% due 03/01/2012	(0.480%)	09/20/2012	RBS	1.406%	200	7	0	7
Staples, Inc. 7.375% due 10/01/2012	(0.280%)	06/20/2012	CSFB	1.223%	200	6	0	6
Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/2012	(1.890%)	06/20/2013	GSC	2.812%	1,000	36	0	36
TJX Cos., Inc. 7.450% due 12/15/2009	(0.250%)	12/20/2012	RBS	0.517%	400	4	0	4
Union Pacific Corp. 6.125% due 01/15/2012	(0.215%)	06/20/2011	BNP	0.356%	100	0	0	0
VF Corp. 8.500% due 10/01/2010	(0.220%)	06/20/2012	GSC	0.662%	100	2	0	2
VF Corp. 8.500% due 10/01/2010	(0.450%)	12/20/2012	GSC	0.737%	300	3	0	3

116	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Volkswagen International Finance NV 5.375% due 05/22/2018	(1.280%)	09/20/2013	GSC	1.443%	$13,400	$87	$0	$87
Walt Disney Co. 6.375% due 03/01/2012	(0.180%)	06/20/2011	MSC	0.381%	100	1	0	1
Weyerhaeuser Co. 6.750% due 03/15/2012	(0.490%)	06/20/2012	BCLY	1.680%	200	8	0	8
Weyerhaeuser Co. 6.750% due 03/15/2012	(0.520%)	06/20/2012	BEAR	1.680%	300	12	0	12
Weyerhaeuser Co. 6.750% due 03/15/2012	(1.018%)	03/20/2017	GSC	1.875%	100	6	0	6
Weyerhaeuser Co. 6.750% due 03/15/2012	(0.530%)	06/20/2012	JPM	1.680%	100	4	0	4
Weyerhaeuser Co. 7.125% due 07/15/2023	(1.620%)	06/20/2013	GSC	1.839%	1,000	9	0	9
Whirlpool Corp. 7.750% due 07/15/2016	(0.320%)	09/20/2012	BOA	0.989%	100	2	0	2
Whirlpool Corp. 7.750% due 07/15/2016	(0.630%)	06/20/2012	GSC	0.957%	100	1	0	1
Whirlpool Corp. 7.750% due 07/15/2016	(0.780%)	03/20/2017	MSC	1.150%	100	2	0	2
Whirlpool Corp. 7.750% due 07/15/2016	(0.380%)	12/20/2012	RBS	1.034%	500	13	0	13
Whirlpool Corp. 7.750% due 07/15/2016	(1.400%)	09/20/2013	RBS	1.146%	600	(7)	0	(7)

						$1,581	$175	$1,406

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc. 7.000% due 11/04/2013	1.100%	09/20/2010	JPM	0.656%	$300	$3	$0	$3
American International Group, Inc. 4.250% due 05/15/2013	0.890%	12/20/2012	DUB	15.254%	100	(36)	0	(36)
American International Group, Inc. 4.250% due 05/15/2013	0.900%	12/20/2012	DUB	15.254%	300	(108)	0	(108)
American International Group, Inc. 4.250% due 05/15/2013	0.350%	06/20/2010	JPM	16.772%	50	(12)	0	(12)
American International Group, Inc. 6.250% due 05/01/2036	1.550%	03/20/2013	CITI	14.972%	1,000	(348)	0	(348)
American International Group, Inc. 6.250% due 05/01/2036	2.062%	03/20/2013	JPM	14.972%	1,000	(335)	0	(335)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.480%	09/20/2012	CITI	1.357%	200	(6)	0	(6)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.230%	12/20/2013	DUB	1.430%	5,000	(44)	0	(44)
Citigroup, Inc. 6.500% due 01/18/2011	0.280%	09/20/2012	MSC	2.780%	700	(59)	0	(59)
ConocoPhillips 4.750% due 10/15/2012	0.230%	03/20/2011	MSC	0.397%	300	(1)	0	(1)
Dominion Resources, Inc. 5.200% due 01/15/2016	0.670%	06/20/2015	CITI	0.624%	100	0	0	0
EnCana Corp. 4.750% due 10/15/2013	0.530%	09/20/2009	BEAR	0.914%	200	(1)	0	(1)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.600%	06/20/2010	BEAR	28.031%	100	(26)	0	(26)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.700%	09/20/2011	DUB	28.157%	300	(109)	0	(109)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	1.700%	03/20/2009	GSC	22.138%	200	(18)	0	(18)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	2.650%	03/20/2012	JPM	28.569%	5,000	(2,138)	0	(2,138)
Freeport-McMoRan Copper & Gold, Inc. 6.875% due 02/01/2014	1.000%	06/20/2012	CITI	1.633%	300	(6)	0	(6)
General Electric Capital Corp. 6.000% due 06/15/2012	0.630%	12/20/2012	BCLY	6.175%	600	(102)	0	(102)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	1,000	(30)	0	(30)
General Electric Capital Corp. 6.000% due 06/15/2012	1.310%	03/20/2013	CITI	6.113%	1,000	(153)	0	(153)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	12/20/2012	DUB	6.175%	4,000	(624)	0	(624)
General Electric Capital Corp. 6.000% due 06/15/2012	0.300%	06/20/2010	MLP	6.824%	200	(20)	0	(20)
GMAC LLC 6.875% due 08/28/2012	3.740%	09/20/2009	CSFB	79.633%	200	(85)	0	(85)
GMAC LLC 6.875% due 08/28/2012	1.500%	09/20/2009	DUB	79.633%	500	(220)	0	(220)
GMAC LLC 6.875% due 08/28/2012	1.840%	06/20/2012	JPM	50.152%	500	(273)	0	(273)
International Game Technology 0.000% convertible until 01/29/2033	0.350%	03/20/2010	CSFB	0.775%	200	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	200	0	0	0
JSC Gazprom 8.625% due 04/28/2034	0.890%	10/20/2008	MSC	3.451%	3,000	2	0	2
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.265%	03/20/2011	BNP	Defaulted	200	(169)	0	(169)

See Accompanying Notes	Semiannual Report	September 30, 2008	117

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.750%	09/20/2012	BOA	Defaulted	$100	$(84)	$0	$(84)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	7.800%	09/20/2013	HSBC	Defaulted	10,000	(8,409)	0	(8,409)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.720%	09/20/2012	MLP	Defaulted	400	(338)	0	(338)
Lennar Corp. 5.950% due 03/01/2013	8.000%	06/20/2012	MLP	7.780%	100	1	0	1
MetLife, Inc. 5.000% due 06/15/2015	2.073%	03/20/2013	DUB	4.056%	1,000	(70)	0	(70)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	03/20/2009	JPM	0.848%	100	0	0	0
Vale Overseas Ltd. 8.250% due 01/17/2034	0.700%	12/20/2011	MSC	1.719%	500	(14)	0	(14)
XTO Energy, Inc. 6.250% due 04/15/2013	0.380%	03/20/2010	MLP	1.038%	200	(2)	0	(2)

						$(13,835)	$0	$(13,835)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	BOA	$500	$36	$(3)	$39
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	1,700	9	23	(14)
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	GSC	250	18	(2)	20
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	MSC	1,300	94	(4)	98

					$157	$14	$143

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-3 Index	0.500%	03/20/2010	CITI	$298	$(8)	$(1)	$(7)
CDX.IG-9 5 Year Index 15-30%	0.880%	12/20/2012	DUB	1,000	1	0	1
CDX.IG-9 5 Year Index 15-30%	1.290%	12/20/2012	DUB	2,000	34	0	34
CDX.IG-9 5 Year Index 15-30%	0.640%	12/20/2012	UBS	10,000	(93)	0	(93)
CDX.IG-9 5 Year Index 30-100%	0.680%	12/20/2012	DUB	1,000	11	0	11
CDX.IG-9 5 Year Index 30-100%	0.720%	12/20/2012	DUB	500	6	0	6
CDX.IG-9 5 Year Index 30-100%	0.484%	12/20/2012	GSC	75,000	225	0	225
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	MSC	18,300	211	0	211
CDX.IG-9 10 Year Index 30-100%	0.516%	12/20/2017	GSC	50,000	(85)	0	(85)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	MLP	127,000	(702)	601	(1,303)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	RBS	30,000	(44)	38	(82)
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	1,000	(104)	(169)	65

					$(548)	$469	$(1,017)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	6.000%	09/15/2010	UBS	AUD	127,200	$(94)	$(59)	$(35)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$700	5	5	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MLP		600	5	4	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		500	4	4	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS		300	2	2	0
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		3,800	26	(15)	41
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		800	6	(3)	9
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		1,600	(64)	(66)	2

118	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		$200	$(7)	$(13)	$6
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		45,000	(1,712)	(1,629)	(83)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	DUB		33,300	(1,212)	436	(1,648)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC		19,600	(714)	234	(948)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		24,500	(891)	(588)	(303)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		1,100	(40)	(65)	25
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		29,200	(1,301)	313	(1,614)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,700	(75)	(109)	34
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	60,000	1,193	(633)	1,826
Pay	6-Month AUD Bank Bill	6.250%	09/15/2011	CSFB		50,300	54	5	49
Pay	6-Month AUD Bank Bill	6.250%	09/15/2011	RBC		9,400	11	7	4
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	CITI		2,800	57	(64)	121
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	8,000	83	(85)	168
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI		200	(3)	(23)	20
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		2,700	(96)	0	(96)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	300	(2)	(10)	8
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		24,000	(101)	(485)	384
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	HSBC		400	10	(4)	14
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(137)	(66)	(71)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	5,800	(19)	9	(28)

							$(5,012)	$(2,898)	$(2,114)

(g)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$400	$5	$3
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	7,300	73	177
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	5,700	53	139
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	3,400	34	83
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,200	74	149
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	400	3	1
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	8,000	83	62
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	12,000	123	292
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,400	78	153

							$526	$1,059

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD	$1.375	05/21/2010	EUR	200	$10	$20
Put - OTC EUR versus USD	1.375	05/21/2010		200	10	15
Call - OTC EUR versus USD	1.372	06/03/2010		100	5	10
Put - OTC EUR versus USD	1.372	06/03/2010		100	5	7

					$30	$52

(h)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	400	$268	$323
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	400	188	515

				$456	$838

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$100	$3	$3
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	2,500	67	150
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.100%	03/16/2009	3,300	26	22
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,800	48	108
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,100	30	66
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,400	72	127
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	200	5	3
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	3,500	84	82
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	3,900	107	234
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,500	72	132

							$514	$927

See Accompanying Notes	Semiannual Report	September 30, 2008	119

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	$1,000	$9	$7
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	1,000	16	19
Call - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	11,000	129	75
Put - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	11,000	129	203

							$283	$304

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$98.344	10/24/2008	$42,000	$266	$0

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	40	$25,200	$639
Sales	2,018	105,300	2,170
Closing Buys	(400)	(43,200)	(754)
Expirations	(858)	0	(536)
Exercised	0	0	0

Balance at 09/30/2008	800	$87,300	$1,519

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	11/01/2038	$16,800	$16,690	$16,703
Freddie Mac	5.500%	10/01/2038	100,000	99,199	99,359

				$115,889	$116,062

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	MSC	2,865	10/2008	$0	$(118)	$(118)
Sell		MSC	5,730	10/2008	122	(9)	113
Sell	BRL	CITI	54	12/2008	2	0	2
Buy		HSBC	372	12/2008	0	(26)	(26)
Sell		HSBC	108	12/2008	4	0	4
Buy		JPM	1,644	12/2008	0	(107)	(107)
Sell		MSC	656	12/2008	20	0	20
Sell		RBC	1,931	12/2008	45	0	45
Buy		UBS	779	12/2008	0	(17)	(17)
Sell		UBS	47	12/2008	2	0	2
Buy		RBC	1,931	06/2009	0	(46)	(46)
Buy	CLP	MSC	27,495	12/2008	0	(7)	(7)
Sell	CNY	BCLY	4,409	10/2008	5	0	5
Buy		DUB	6,228	10/2008	0	(15)	(15)
Sell		DUB	809	10/2008	0	0	0
Sell		JPM	1,010	10/2008	1	0	1
Buy		BCLY	1,350	12/2008	0	(2)	(2)
Buy		DUB	809	12/2008	0	(1)	(1)
Buy		BCLY	3,437	07/2009	0	(37)	(37)
Buy		DUB	8,959	07/2009	0	(96)	(96)
Buy		HSBC	9,794	07/2009	0	(88)	(88)
Buy		JPM	15,512	07/2009	0	(162)	(162)
Sell	EUR	CITI	6,645	10/2008	0	(22)	(22)
Buy		JPM	5,950	10/2008	0	(337)	(337)
Sell		JPM	3,000	10/2008	158	0	158
Sell		UBS	9,595	10/2008	535	0	535
Buy	GBP	DUB	260	10/2008	0	(20)	(20)
Buy		UBS	10,000	10/2008	0	(792)	(792)
Sell		UBS	11,501	11/2008	396	0	396
Buy	INR	BCLY	632	11/2008	0	(1)	(1)
Buy	INR	DUB	2,267	11/2008	0	(8)	(8)
Buy		HSBC	5,758	11/2008	0	(20)	(20)
Buy		JPM	7,010	11/2008	0	(24)	(24)
Sell	MXN	CITI	376	11/2008	1	0	1

120	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		RBC	376	11/2008	$0	$(1)	$(1)
Buy		CITI	376	05/2009	0	(1)	(1)
Buy	MYR	BCLY	4,334	11/2008	0	(68)	(68)
Buy		DUB	464	11/2008	0	(8)	(8)
Buy		JPM	348	11/2008	0	(6)	(6)
Buy	PHP	HSBC	16,000	11/2008	0	(22)	(22)
Buy		JPM	16,600	11/2008	0	(20)	(20)
Buy		BCLY	3,800	02/2009	0	(4)	(4)
Buy		DUB	1,900	02/2009	0	(3)	(3)
Buy		HSBC	4,650	02/2009	0	(5)	(5)
Buy		JPM	6,588	02/2009	0	(5)	(5)
Buy		MLP	1,500	02/2009	0	(2)	(2)
Buy		MSC	5,100	02/2009	0	(6)	(6)
Buy		RBS	1,400	02/2009	0	(2)	(2)
Buy		LEH	1,000	12/2010	0	(1)	(1)
Sell		LEH	1,000	12/2010	0	(1)	(1)
Buy	PLN	HSBC	2,166	11/2008	0	(102)	(102)
Buy		HSBC	1,442	05/2009	0	(46)	(46)
Buy	RUB	DUB	8,301	11/2008	0	(11)	(11)
Buy		HSBC	5,155	11/2008	0	(8)	(8)
Buy		JPM	23,585	11/2008	0	(87)	(87)
Sell		JPM	5,610	11/2008	17	0	17
Buy		HSBC	8,062	05/2009	0	(24)	(24)
Buy	SGD	BCLY	17	10/2008	0	(1)	(1)
Buy		CSFB	73	10/2008	0	(2)	(2)
Buy		DUB	40	10/2008	0	(2)	(2)
Buy		JPM	260	10/2008	0	(9)	(9)
Buy		UBS	80	10/2008	0	(2)	(2)
Buy		BCLY	394	11/2008	0	(13)	(13)
Buy		BOA	190	11/2008	0	(7)	(7)
Buy		CITI	262	11/2008	0	(1)	(1)
Buy		DUB	372	11/2008	0	(1)	(1)
Buy		HSBC	357	11/2008	0	(1)	(1)
Buy		JPM	435	11/2008	0	(2)	(2)
Buy		UBS	190	11/2008	0	(7)	(7)
Buy		CITI	470	12/2008	0	(1)	(1)
Buy	TWD	BCLY	574	02/2009	0	(1)	(1)
Buy	ZAR	JPM	153	12/2008	0	(1)	(1)

					$1,308	$(2,439)	$(1,131)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$16	$1,948,395	$9,682	$1,958,093
Short Sales, at value	0	(116,062)	0	(116,062)
Other Financial Instruments ++	11,981	(18,681)	(68)	(6,768)

Total	$11,997	$1,813,652	$9,614	$1,835,263

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$192	$9,434	$3	$0	$53	$0	$9,682
Other Financial Instruments ++	178	(283)	0	0	169	(132)	(68)

Total	$370	$9,151	$3	$0	$222	$(132)	$9,614

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	121

Schedule of Investments  Long Duration Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Daimler Finance North America LLC
6.820% due 08/03/2012	$990	$672

Total Bank Loan Obligations (Cost $952)		672

CORPORATE BONDS & NOTES 43.1%

BANKING & FINANCE 18.4%

ABX Financing Co.
6.350% due 10/15/2036	810	670

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	200	151

American Express Co.
8.150% due 03/19/2038	1,500	1,342

American Express Credit Corp.
2.546% due 03/02/2009	10	10

American International Group, Inc.
2.833% due 01/29/2010	1,400	911
5.050% due 10/01/2015	1,200	648
6.250% due 05/01/2036	980	454
6.250% due 03/15/2037	2,000	320
8.175% due 05/15/2058	3,400	545
8.250% due 08/15/2018	1,500	873

Bank of America Corp.
5.650% due 05/01/2018	2,600	2,194
8.125% due 12/29/2049	4,000	3,237

Bank of America N.A.
2.819% due 06/12/2009	200	199
6.000% due 10/15/2036	9,050	7,547

Barclays Bank PLC
6.050% due 12/04/2017	900	838
7.434% due 09/29/2049	2,500	2,038
7.700% due 04/29/2049	5,700	5,023

Bear Stearns Cos. LLC
3.029% due 01/31/2011	1,800	1,760
7.250% due 02/01/2018	3,000	2,892

BNP Paribas
3.263% due 06/04/2010	2,300	2,299
5.186% due 06/29/2049	6,600	5,060

Caterpillar Financial Services Corp.
4.226% due 06/24/2011	8,400	8,094

Citigroup Funding, Inc.
3.852% due 05/07/2010	3,200	3,019

Citigroup, Inc.
3.799% due 12/28/2009	900	871
3.809% due 12/26/2008	10	10
5.875% due 05/29/2037	500	347
6.000% due 08/15/2017	3,700	3,140
6.125% due 08/25/2036	2,400	1,560
6.625% due 06/15/2032	3,500	2,537
6.875% due 03/05/2038	10,200	8,348
8.400% due 04/29/2049	5,800	3,955

Credit Agricole S.A.
2.809% due 05/28/2009	200	199

Credit Suisse New York
6.000% due 02/15/2018	3,800	3,316

Credit Suisse USA, Inc.
2.890% due 11/20/2009	2,400	2,382
2.895% due 06/05/2009	900	895
3.268% due 11/20/2009	2,200	2,185

General Electric Capital Corp.
5.875% due 01/14/2038	18,500	13,647
6.375% due 11/15/2067	2,300	1,863
6.750% due 03/15/2032	5,450	4,551

Goldman Sachs Group, Inc.
2.978% due 02/06/2012	500	388

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.869% due 06/28/2010	$1,400	$1,222
5.950% due 01/18/2018	1,500	1,240
6.125% due 02/15/2033	1,800	1,300
6.150% due 04/01/2018	3,800	3,165
6.250% due 09/01/2017	9,900	8,302
6.450% due 05/01/2036	800	522
6.750% due 10/01/2037	5,500	3,674

HBOS PLC
6.750% due 05/21/2018	8,300	6,966

HSBC Bank USA N.A.
5.625% due 08/15/2035	400	304
5.875% due 11/01/2034	60	47
7.000% due 01/15/2039	2,800	2,518

HSBC Finance Corp.
3.052% due 05/10/2010	900	829

HSBC Holdings PLC
6.500% due 05/02/2036	1,390	1,152
6.500% due 09/15/2037	7,700	6,552
6.800% due 06/01/2038	2,800	2,372

John Deere Capital Corp.
3.567% due 06/10/2011	11,200	11,231

JPMorgan Chase & Co.
6.000% due 01/15/2018	1,800	1,644
6.400% due 05/15/2038	800	692
7.900% due 04/29/2049	2,900	2,448

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	11,500	8,920

JPMorgan Chase Capital XX
6.550% due 09/29/2036	1,010	743

JPMorgan Chase Capital XXII
6.450% due 02/02/2037	3,100	2,247

Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 (a)	1,200	156

MetLife, Inc.
5.700% due 06/15/2035	7,200	5,668

Metropolitan Life Global Funding I
2.847% due 05/17/2010	1,500	1,481

Morgan Stanley
2.852% due 05/07/2009	500	434
4.904% due 05/14/2010	3,300	2,410
6.625% due 04/01/2018	5,800	3,844
7.250% due 04/01/2032	1,900	1,038

National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032	320	340

Prudential Financial, Inc.
6.625% due 12/01/2037	1,000	840

Rabobank Capital Funding Trust
5.254% due 12/29/2049	6,100	5,263

RBS Capital Trust II
6.425% due 12/29/2049	9,290	7,894

Royal Bank of Scotland Group PLC
7.648% due 08/31/2049	2,350	1,932

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	10,400	9,704

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	5,200	4,659

UBS AG
5.750% due 04/25/2018	7,800	6,796

UBS Preferred Funding Trust V
6.243% due 05/12/2049	3,000	2,313

Wachovia Bank N.A.
3.704% due 05/14/2010	3,400	2,784
5.850% due 02/01/2037	800	356
6.600% due 01/15/2038	3,800	2,252

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Corp.
2.861% due 12/01/2009	$1,800	$1,568
5.500% due 08/01/2035	10	5

Wells Fargo & Co.
5.375% due 02/07/2035	100	74

Wells Fargo Bank N.A.
5.950% due 08/26/2036	6,500	5,090

Wells Fargo Capital X
5.950% due 12/15/2036	1,700	1,402

Wells Fargo Capital XIII
7.700% due 12/29/2049	4,600	4,014

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	30

		240,755

INDUSTRIALS 12.9%

Amgen, Inc.
6.150% due 06/01/2018	4,900	4,793
6.375% due 06/01/2037	5,100	4,623
6.900% due 06/01/2038	200	194

Anadarko Petroleum Corp.
6.450% due 09/15/2036	7,025	5,511

Apache Corp.
6.000% due 01/15/2037	6,000	5,074

AstraZeneca PLC
6.450% due 09/15/2037	4,500	4,305

Barrick Gold Corp.
5.800% due 11/15/2034	10	8

Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037	450	411

Canadian National Railway Co.
6.375% due 11/15/2037	300	287

Canadian Natural Resources Ltd.
5.850% due 02/01/2035	1,790	1,302
6.250% due 03/15/2038	1,300	1,003
6.450% due 06/30/2033	100	80
6.500% due 02/15/2037	250	200
6.750% due 02/01/2039	4,125	3,402

Caterpillar, Inc.
6.050% due 08/15/2036	4,600	4,158

Colorado Interstate Gas Co.
6.850% due 06/15/2037	1,300	1,052

Comcast Corp.
6.400% due 05/15/2038	900	720
6.450% due 03/15/2037	300	242
6.950% due 08/15/2037	200	171
7.050% due 03/15/2033	10,540	9,457

Conoco Funding Co.
7.250% due 10/15/2031	10	11

ConocoPhillips Canada Funding Co. I
5.950% due 10/15/2036	2,500	2,260

Covidien International Finance S.A.
6.550% due 10/15/2037	500	481

CSX Corp.
6.150% due 05/01/2037	800	620
7.450% due 04/01/2038	4,200	3,854

CVS Caremark Corp.
3.111% due 06/01/2010	100	96

Devon Energy Corp.
7.950% due 04/15/2032	3,300	3,398

Devon Financing Corp. ULC
7.875% due 09/30/2031	2,930	2,977

Enbridge Energy Partners LP
6.300% due 12/15/2034	900	758

122	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

EnCana Corp.
6.500% due 08/15/2034	$1,650	$1,320
6.625% due 08/15/2037	300	244

Energy Transfer Partners LP
6.625% due 10/15/2036	1,300	1,108
7.500% due 07/01/2038	1,200	1,133

Enterprise Products Operating LP
5.750% due 03/01/2035	400	304

EOG Resources, Inc.
5.875% due 09/15/2017	1,900	1,788

Gaz Capital S.A.
7.288% due 08/16/2037	5,100	3,636
8.625% due 04/28/2034	510	474

Georgia-Pacific LLC
7.750% due 11/15/2029	30	25

GlaxoSmithKline Capital, Inc.
5.375% due 04/15/2034	4,100	3,373
6.375% due 05/15/2038	7,100	6,670

Hess Corp.
7.300% due 08/15/2031	1,300	1,190

International Business Machines Corp.
5.700% due 09/14/2017	700	679

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	850	633
6.500% due 02/01/2037	600	485
6.950% due 01/15/2038	8,710	7,469

Kraft Foods, Inc.
6.500% due 11/01/2031	530	461
6.875% due 02/01/2038	900	829
7.000% due 08/11/2037	800	749

Lockheed Martin Corp.
7.750% due 05/01/2026	7	8

Marathon Oil Corp.
6.600% due 10/01/2037	300	253

Norfolk Southern Corp.
7.250% due 02/15/2031	20	21

Nucor Corp.
6.400% due 12/01/2037	3,000	2,744

ONEOK Partners LP
6.850% due 10/15/2037	1,400	1,256

Oracle Corp.
6.500% due 04/15/2038	4,200	3,821

Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	478
6.625% due 06/15/2038	100	91

Philip Morris International, Inc.
6.375% due 05/16/2038	4,000	3,521

Plains All American Pipeline LP
6.650% due 01/15/2037	700	574

Reynolds American, Inc.
7.250% due 06/15/2037	700	670

Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	192

Suncor Energy, Inc.
6.500% due 06/15/2038	2,100	1,756
6.850% due 06/01/2039	12,400	10,784

Target Corp.
6.500% due 10/15/2037	500	460
7.000% due 01/15/2038	12,600	11,862

Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036	1,000	876

Time Warner Cable, Inc.
6.550% due 05/01/2037	6,700	5,429
7.300% due 07/01/2038	2,700	2,404

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Time Warner, Inc.
7.700% due 05/01/2032	$70	$61

TransCanada Pipelines Ltd.
6.200% due 10/15/2037	300	258

Transocean, Inc.
6.800% due 03/15/2038	500	459

Union Pacific Corp.
6.150% due 05/01/2037	400	342

United Technologies Corp.
6.125% due 07/15/2038	3,500	3,384

UnitedHealth Group, Inc.
6.000% due 02/15/2018	9,500	8,609

Vale Overseas Ltd.
6.875% due 11/21/2036	10	9

Valero Energy Corp.
6.625% due 06/15/2037	1,700	1,468
7.500% due 04/15/2032	1,350	1,269
8.750% due 06/15/2030	25	26

Viacom, Inc.
6.875% due 04/30/2036	450	361

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	2,100	1,917
6.500% due 08/15/2037	4,000	3,755

XTO Energy, Inc.
6.100% due 04/01/2036	1,250	1,036
6.375% due 06/15/2038	800	654
6.750% due 08/01/2037	4,650	4,128

Yum! Brands, Inc.
6.875% due 11/15/2037	100	85

		169,039

UTILITIES 11.8%

AEP Texas Central Co.
6.650% due 02/15/2033	1,500	1,336

Alabama Power Co.
6.125% due 05/15/2038	5,400	5,006

Appalachian Power Co.
6.700% due 08/15/2037	1,810	1,631

AT&T Corp.
8.000% due 11/15/2031	24,270	24,590

AT&T, Inc.
6.500% due 09/01/2037	450	383

BellSouth Corp.
6.550% due 06/15/2034	15	13

British Telecommunications PLC
9.125% due 12/15/2030	630	629

Carolina Power & Light Co.
6.300% due 04/01/2038	800	748

Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	13,790	13,045

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	8,400	8,126

Duke Energy Carolinas LLC
6.000% due 01/15/2038	4,500	4,048
6.050% due 04/15/2038	2,000	1,811
6.450% due 10/15/2032	2,780	2,620

Enel Finance International S.A.
6.800% due 09/15/2037	1,300	1,277

FirstEnergy Corp.
7.375% due 11/15/2031	1,550	1,442

Florida Power Corp.
6.350% due 09/15/2037	200	188
6.400% due 06/15/2038	1,100	1,042

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

France Telecom S.A.
8.500% due 03/01/2031	$8,980	$9,746

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	1,330	1,119
6.500% due 09/15/2037	7,200	6,320

NGPL Pipe Co. LLC
7.119% due 12/15/2017	200	190
7.768% due 12/15/2037	2,100	2,060

Oncor Electric Delivery Co.
7.000% due 09/01/2022	3,450	2,898

Pacific Gas & Electric Co.
5.800% due 03/01/2037	1,000	853
6.050% due 03/01/2034	3,670	3,241
6.350% due 02/15/2038	7,900	7,178

Progress Energy, Inc.
7.750% due 03/01/2031	4,500	4,624

Public Service Co. of Colorado
6.500% due 08/01/2038	5,200	4,942

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	600	525

Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	3,236

Southern California Edison Co.
5.550% due 01/15/2037	400	347
5.625% due 02/01/2036	1,400	1,221
5.950% due 02/01/2038	4,710	4,290
6.000% due 01/15/2034	3,800	3,524

Sprint Capital Corp.
8.750% due 03/15/2032	1,900	1,485

Telecom Italia Capital S.A.
7.200% due 07/18/2036	2,570	2,026

Telefonica Emisiones SAU
7.045% due 06/20/2036	2,600	2,353

Verizon Communications, Inc.
5.850% due 09/15/2035	1,812	1,417
6.900% due 04/15/2038	10,400	9,223

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	189

Virginia Electric and Power Co.
6.000% due 01/15/2036	20	17
6.000% due 05/15/2037	5,100	4,420
6.350% due 11/30/2037	3,400	3,070

Vodafone Group PLC
6.150% due 02/27/2037	7,710	6,195

		154,644

Total Corporate Bonds & Notes (Cost $661,051)		564,438

MUNICIPAL BONDS & NOTES 1.0%

Anaheim, California Public Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 02/01/2039	2,700	2,303

California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	2,900	2,542

California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	3,900	3,635

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	1,100	1,139

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	248

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	121

See Accompanying Notes	Semiannual Report	September 30, 2008	123

Schedule of Investments  Long Duration Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024	$1,300	$1,137

New York State Urban Development Corp. Revenue Bonds, Series 2008
5.000% due 12/15/2027	800	766

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	300	227

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	42

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	495	425

Total Municipal Bonds & Notes (Cost $13,601)		12,585

U.S. GOVERNMENT AGENCIES 41.9%

Fannie Mae
0.000% due 06/01/2017	5,900	3,976
3.267% due 07/25/2037	245	225
3.407% due 10/27/2037	2,400	2,211
3.707% due 02/25/2032	24	24
4.000% due 02/25/2019	100	92
4.300% due 08/18/2010	10	10
4.500% due 03/01/2038	33,143	31,368
4.600% due 06/05/2018	5,900	5,813
5.000% due 02/25/2017 - 10/01/2038	202,778	197,501
5.500% due 09/25/2024 - 05/01/2038	109,816	109,487
5.750% due 04/12/2022	4,600	4,591
6.000% due 12/25/2034 - 05/01/2038	65,327	66,319
6.050% due 02/25/2044	500	515
6.210% due 08/06/2038	2,700	3,077
6.625% due 11/15/2030	100	121
7.125% due 01/15/2030	400	506
7.250% due 05/15/2030	16,000	20,582

Federal Farm Credit Bank
4.125% due 04/15/2010	15	15
4.180% due 09/22/2010	15	15
5.750% due 12/07/2028	20	22

Federal Home Loan Bank
3.660% due 09/30/2010	10	10
4.000% due 05/15/2009	10	10
4.250% due 12/18/2009	7,600	7,618
5.250% due 09/12/2014	4,900	5,100

Freddie Mac
2.718% due 02/15/2019	401	391
2.888% due 01/15/2033	2	2
4.080% due 05/14/2009	25	25
5.000% due 04/15/2033 - 04/15/2038	2,627	2,383
5.500% due 08/23/2017 - 04/01/2038	16,768	17,450
6.000% due 06/15/2035 - 10/01/2037	27,569	27,926
6.750% due 03/15/2031	200	245
8.250% due 06/01/2016	30	36

Residual Funding Strip
0.000% due 10/15/2020 - 04/15/2030	32,600	17,897

Small Business Administration
5.290% due 12/01/2027	1,944	1,918

Tennessee Valley Authority
4.500% due 04/01/2018	3,000	2,937
4.875% due 01/15/2048	4,050	3,867

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 06/15/2038	$14,300	$15,070

Total U.S. Government Agencies (Cost $545,549)		549,355

U.S. TREASURY OBLIGATIONS 0.9%

Treasury Inflation Protected Securities (c)
2.375% due 01/15/2027	10,881	10,485

U.S. Treasury Strips
0.000% due 02/15/2027	4,000	1,719

Total U.S. Treasury Obligations (Cost $13,001)		12,204

MORTGAGE-BACKED SECURITIES 3.1%

American Home Mortgage Assets
3.775% due 11/25/2046	4,120	2,074

American Home Mortgage Investment Trust
5.000% due 09/25/2035	300	262

Banc of America Commercial Mortgage, Inc.
7.226% due 10/11/2037	95	104

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	775	721
4.476% due 02/25/2034	100	81
5.474% due 05/25/2047	6,882	5,798

Bear Stearns Alt-A Trust
5.504% due 09/25/2035	767	619

CC Mortgage Funding Corp.
3.337% due 05/25/2048	186	113

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	2,866	2,456

Citigroup Mortgage Loan Trust, Inc.
4.007% due 08/25/2035	575	514

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	542	331
3.397% due 09/25/2046	5,295	2,936
3.487% due 02/25/2037	283	184

CS First Boston Mortgage Securities Corp.
5.077% due 07/25/2033	118	112

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	417

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	5	4

First Horizon Asset Securities, Inc.
4.593% due 12/25/2033	113	106

GMAC Mortgage Corp. Loan Trust
4.282% due 06/25/2034	117	83

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	4,059

Harborview Mortgage Loan Trust
3.210% due 07/19/2046	5,592	3,488
3.230% due 09/19/2046	1,592	968
5.215% due 07/19/2035	249	167

Indymac Index Mortgage Loan Trust
3.407% due 06/25/2047	2,559	1,555

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	500	431
5.937% due 02/12/2049	200	171

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	2,137	1,351

Merrill Lynch Countrywide Commercial Mortgage Trust
3.024% due 07/09/2009	2,400	2,189

Residential Accredit Loans, Inc.
6.000% due 06/25/2036	335	252

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Mortgage Investments, Inc.
3.307% due 09/25/2047	$288	$275
3.360% due 10/19/2034	81	58

Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	244	228

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	206	188

WaMu Mortgage Pass-Through Certificates
3.585% due 01/25/2047	7	5
3.615% due 04/25/2047	4,561	2,639
4.198% due 10/25/2046	22	14
4.229% due 03/25/2034	1,393	1,342
4.255% due 08/25/2042	8	7
5.609% due 12/25/2036	1,387	993
5.868% due 02/25/2037	2,271	1,917

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	1,561	909

Wells Fargo Mortgage-Backed Securities Trust
4.515% due 11/25/2033	725	715

Total Mortgage-Backed Securities (Cost $41,361)		40,836

ASSET-BACKED SECURITIES 5.1%

Argent Securities, Inc.
3.257% due 10/25/2036	8	8

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	5	5
3.257% due 12/25/2036	4	4

BA Credit Card Trust
2.498% due 02/15/2013	5,100	4,948
3.188% due 12/15/2014	5,400	5,164
3.238% due 08/15/2011	3,100	3,098

Bear Stearns Asset-Backed Securities Trust
5.539% due 07/25/2036	18	12

Chase Credit Card Master Trust
2.658% due 09/15/2011	200	199

Chase Issuance Trust
2.508% due 03/15/2013	5,600	5,399
2.938% due 01/15/2012	2,100	2,071
3.138% due 11/15/2011	3,300	3,274
3.238% due 08/17/2015	5,600	5,306
3.388% due 05/16/2011	1,800	1,798
4.319% due 09/15/2015	6,600	6,584

Citibank Credit Card Issuance Trust
3.628% due 05/18/2011	3,100	3,095

Citigroup Mortgage Loan Trust, Inc.
3.267% due 07/25/2045	72	66

Countrywide Asset-Backed Certificates
3.317% due 10/25/2046	59	57

Credit-Based Asset Servicing & Securitization LLC
3.327% due 07/25/2037	215	201

First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 09/25/2036	64	62

First NLC Trust
3.277% due 08/25/2037	71	67

Ford Credit Auto Owner Trust
3.388% due 01/15/2011	4,000	3,958

Fremont Home Loan Trust
3.317% due 02/25/2036	535	510

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	989	919

Indymac Residential Asset-Backed Trust
3.287% due 07/25/2037	102	97

124	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman ABS Mortgage Loan Trust
3.297% due 06/25/2037	$71	$68

MASTR Asset-Backed Securities Trust
3.287% due 05/25/2037	112	105

Merrill Lynch First Franklin Mortgage Loan Trust
3.267% due 06/25/2037	198	192

Morgan Stanley ABS Capital I
3.267% due 05/25/2037	198	179

Securitized Asset-Backed Receivables LLC Trust
3.337% due 05/25/2037	274	241

SLC Student Loan Trust
2.784% due 02/15/2015	338	336

SLM Student Loan Trust
2.780% due 04/25/2014	94	93
2.790% due 07/25/2013	297	296
2.790% due 10/25/2016	118	117
2.790% due 07/25/2017	120	119
2.790% due 10/25/2018	125	124
2.800% due 04/25/2017	141	140
3.364% due 10/25/2017	5,500	5,343
4.173% due 04/25/2023	11,800	11,844

Soundview Home Equity Loan Trust
3.287% due 06/25/2037	131	126

Total Asset-Backed Securities (Cost $67,406)		66,225

SOVEREIGN ISSUES 0.1%

Colombia Government International Bond
7.375% due 09/18/2037	720	723

Export-Import Bank of Korea
2.901% due 06/01/2009	200	198

Total Sovereign Issues (Cost $1,009)		921

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	13,000	$6,036
12.500% due 01/05/2016		2,000	1,096

General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	119

HBOS PLC
6.367% due 06/29/2049		50	46

Total Foreign Currency-Denominated Issues (Cost $8,420)			7,297

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		46,650	401

Wachovia Corp.
7.500% due 12/31/2049		2,100	824

Total Convertible Preferred Stocks (Cost $5,599)			1,225

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.3%

CERTIFICATES OF DEPOSIT 0.8%

Nordea Bank Finland PLC
2.474% due 04/09/2009		$20	20

Sao Paolo IMI NY
3.454% due 06/09/2010		11,000	10,975

			10,995

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 4.0%

Bank of America Corp.
0.010% due 10/01/2008	$26,700	$26,700

Freddie Mac
2.500% due 11/24/2008	26,300	26,202

		52,902

REPURCHASE AGREEMENTS 2.4%

State Street Bank and Trust Co.
0.100% due 10/01/2008	9,490	9,490
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.260% due 10/10/2008 valued at $9,682. Repurchase proceeds are $9,490.)
1.000% due 10/01/2008	22,055	22,055
(Dated 09/30/2008. Collateralized by Freddie Mac 5.125% due 12/29/2008 valued at $22,501. Repurchase proceeds are $22,056.)

		31,545

U.S. TREASURY BILLS 0.1%
1.645% due 12/11/2008 (b)(d)(e)	1,250	1,240

Total Short-Term Instruments (Cost $96,712)		96,682

Total Investments 103.2% (Cost $1,454,661)		$1,352,440

Written Options (h) (0.1%) (Premiums $523)		(926)

Other Assets and Liabilities (Net) (3.1%)		(40,491)

Net Assets 100.0%		$1,311,023

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $992 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(f)	Cash of $9,508 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	16	$15
90-Day Eurodollar June Futures	Long	06/2009	1,373	907
90-Day Eurodollar June Futures	Long	06/2010	16	15
90-Day Eurodollar March Futures	Long	03/2009	232	121
90-Day Eurodollar March Futures	Long	03/2010	16	18
90-Day Eurodollar September Futures	Long	09/2009	16	16
U.S. Treasury 2-Year Note December Futures	Long	12/2008	61	80
U.S. Treasury 5-Year Note December Futures	Long	12/2008	123	43
U.S. Treasury 10-Year Note December Futures	Long	12/2008	990	(1,793)
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	2,285	(2,679)

				$(3,257)

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	$10	$(1)	$0	$(1)

See Accompanying Notes	Semiannual Report	September 30, 2008	125

Schedule of Investments  Long Duration Total Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5 Year Index	0.600%	12/20/2012	BCLY	$8,200	$(354)	$(396)	$42
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	9,800	(55)	245	(300)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	MLP	22,400	(124)	265	(389)
CDX.IG-10 10 Year Index	1.500%	06/20/2018	MSC	9,400	(15)	154	(169)

					$(548)	$268	$(816)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	BOA		$82,900	$679	$602	$77
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		38,200	313	288	25
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS		2,900	23	13	10
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		40,000	271	36	235
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		22,500	152	154	(2)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		37,000	398	309	89
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		12,900	517	85	432
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		25,300	962	282	680
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		17,900	681	216	465
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		13,500	601	(366)	967
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,700	120	(61)	181
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		18,100	807	(131)	938
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		33,700	1,502	(459)	1,961
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		4,900	219	(25)	244
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	BCLY	GBP	39,600	93	(176)	269
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	GSC		28,900	69	(123)	192
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	RBS		52,900	125	(235)	360

							$7,532	$409	$7,123

(h)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	247	$181	$199
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	216	115	131
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	463	227	596

				$523	$926

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	1,535	886
Closing Buys	(609)	(363)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2008	926	$523

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	10/01/2038	$33,000	$30,999	$31,216
Fannie Mae	5.500%	10/01/2038	84,500	84,117	84,170
Fannie Mae	6.000%	10/01/2038	53,500	54,482	54,144
Freddie Mac	5.500%	10/01/2038	6,000	5,952	5,961

				$175,550	$175,491

126	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	CITI	547	12/2008	$16	$0	$16
Sell		HSBC	7,666	12/2008	490	0	490
Sell		MSC	1,825	12/2008	53	0	53
Buy		UBS	2,057	12/2008	0	(46)	(46)
Sell	CNY	BCLY	60	10/2008	0	0	0
Buy		DUB	118	10/2008	0	0	0
Sell		DUB	28	10/2008	0	0	0
Sell		JPM	30	10/2008	0	0	0
Buy		BCLY	50	12/2008	0	0	0
Buy		DUB	28	12/2008	0	0	0
Buy		BCLY	10	07/2009	0	0	0
Buy		DUB	23,720	07/2009	0	(200)	(200)
Buy		HSBC	15,735	07/2009	0	(142)	(142)
Buy		JPM	30	07/2009	0	0	0
Buy	GBP	BCLY	288	10/2008	0	(16)	(16)
Sell		UBS	1,840	11/2008	64	0	64
Buy	MXN	RBC	20,138	11/2008	0	(68)	(68)
Buy	MYR	BCLY	1,279	11/2008	0	(20)	(20)
Buy		DUB	2,233	11/2008	0	(39)	(39)
Buy		JPM	1,675	11/2008	0	(29)	(29)
Buy	PHP	HSBC	12,000	11/2008	0	(17)	(17)
Buy		JPM	12,300	11/2008	0	(15)	(15)
Buy		BCLY	2,900	02/2009	0	(3)	(3)
Buy		DUB	1,400	02/2009	0	(2)	(2)
Buy		HSBC	3,420	02/2009	0	(4)	(4)
Buy		JPM	4,711	02/2009	0	(4)	(4)
Buy		MLP	1,100	02/2009	0	(1)	(1)
Buy		MSC	3,800	02/2009	0	(4)	(4)
Buy		RBS	1,100	02/2009	0	(1)	(1)
Buy		LEH	700	12/2010	0	(1)	(1)
Sell		LEH	700	12/2010	0	0	0
Buy	PLN	HSBC	5,393	05/2009	0	(173)	(173)
Buy	RUB	DUB	18,203	11/2008	0	(25)	(25)
Buy		HSBC	71,151	11/2008	0	(119)	(119)
Buy	SGD	BCLY	54	10/2008	0	(2)	(2)
Sell		CITI	1,597	10/2008	3	0	3
Buy		CSFB	243	10/2008	0	(8)	(8)
Buy		DUB	140	10/2008	0	(5)	(5)
Buy		JPM	900	10/2008	0	(30)	(30)
Buy		UBS	260	10/2008	0	(8)	(8)
Buy		BCLY	1,374	11/2008	0	(45)	(45)
Buy		BOA	652	11/2008	0	(25)	(25)
Buy		UBS	652	11/2008	0	(25)	(25)
Buy		CITI	1,597	12/2008	0	(4)	(4)

					$626	$(1,081)	$(455)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$401	$1,349,522	$2,517	$1,352,440
Short Sales, at value	0	(175,491)	0	(175,491)
Other Financial Instruments ++	(3,257)	4,925	(676)	992

Total	$(2,856)	$1,178,956	$1,841	$1,177,941

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$2,293	$2,541	$44	$0	$(136)	$(2,225)	$2,517
Other Financial Instruments ++	0	0	0	0	0	(676)	(676)

Total	$2,293	$2,541	$44	$0	$(136)	$(2,901)	$1,841

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	127

Schedule of Investments  Long-Term U.S. Government Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 11.5%

BANKING & FINANCE 7.9%

Bank of America Corp.
3.048% due 10/14/2016	$5,000	$4,292

CIT Group, Inc.
2.927% due 08/17/2009	6,000	4,828

Citigroup, Inc.
2.836% due 01/30/2009	9,500	9,400

Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	3,565

Goldman Sachs Group, Inc.
2.978% due 02/06/2012	5,100	3,962
4.069% due 06/28/2010	2,300	2,053

HSBC Finance Corp.
3.041% due 01/15/2014	5,000	4,056
3.241% due 06/01/2016	3,000	2,306

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	1,870

Lehman Brothers Holdings, Inc.
2.889% due 01/23/2009 (a)	9,200	1,196

Morgan Stanley
2.912% due 02/09/2009	8,000	6,973
3.235% due 10/18/2016	9,400	6,137
3.271% due 10/15/2015	3,000	1,639
4.904% due 05/14/2010	6,900	5,039

RBS Capital Trust II
6.425% due 12/29/2049	600	510

Textron Financial Corp.
4.600% due 05/03/2010	3,000	3,004

U.S. Trade Funding Corp.
4.260% due 11/15/2014	5,578	5,848

Wachovia Bank N.A.
3.704% due 05/14/2010	1,450	1,187

Wells Fargo & Co.
3.270% due 03/23/2010	10,800	10,705

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,504

		83,074

INDUSTRIALS 3.1%

Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,797

Daimler Finance North America LLC
3.249% due 03/13/2009	11,800	11,750

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,136

Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	4,049

Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,012

Loews Corp.
5.250% due 03/15/2016	3,000	2,893

Omnicom Group, Inc.
5.900% due 04/15/2016	1,500	1,480

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	882

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	5,100	4,655

		32,654

UTILITIES 0.5%

BellSouth Corp.
5.200% due 09/15/2014	6,000	5,631

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GTE Corp.
7.510% due 04/01/2009	$100	$102

		5,733

Total Corporate Bonds & Notes (Cost $145,999)		121,461

MUNICIPAL BONDS & NOTES 1.6%

Anaheim, California Public Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 02/01/2039	5,345	4,559

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	621

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	100	87

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,216
5.000% due 08/01/2032	3,000	2,836

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	6,000	5,374

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	176

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	600	524

Total Municipal Bonds & Notes (Cost $17,866)		16,393

U.S. GOVERNMENT AGENCIES 64.2%

Fannie Mae
0.000% due 03/25/2009 (c)	32	31
0.000% due 06/01/2017 - 05/15/2030	15,489	6,171
2.948% due 03/18/2031	905	893
3.267% due 07/25/2037	2,365	2,171
3.807% due 10/25/2017	202	202
4.107% due 04/25/2032	192	192
4.250% due 04/25/2037	341	275
4.278% due 06/01/2043 - 03/01/2044 (h)	2,034	2,029
4.500% due 10/25/2023 - 06/25/2025	5,938	5,164
4.500% due 08/01/2035 - 09/01/2035 (h)	2,136	2,024
4.637% due 07/01/2035 (h)	708	711
4.970% due 08/01/2026	18	19
5.000% due 11/25/2015 - 10/01/2038	19,249	16,997
5.125% due 07/16/2018	500	493
5.375% due 04/11/2022	11,900	11,903
5.380% due 07/01/2033 (h)	2,389	2,238
5.500% due 09/25/2024 - 08/25/2035	10,212	9,881
5.500% due 01/01/2033 - 04/01/2037 (h)	65,420	65,315
5.649% due 10/01/2024 (h)	72	73
5.793% due 11/01/2023 (h)	277	281
5.800% due 02/09/2026	15,000	15,161
6.000% due 05/17/2027	1,069	1,099
6.055% due 04/01/2028 (h)	94	97
6.125% due 10/01/2024	1	1
6.131% due 11/01/2034 (h)	470	474
6.210% due 08/06/2038	8,000	9,118
6.235% due 05/01/2025 (h)	29	30
6.250% due 12/25/2013	6	6
6.500% due 11/25/2023 - 07/25/2031	6,262	6,425
6.545% due 02/01/2028	22	22

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.625% due 11/15/2030	$900	$1,088
6.750% due 06/25/2032	6,024	6,149
6.824% due 12/01/2027 (h)	94	95
6.900% due 05/25/2023	236	246
6.950% due 07/25/2020	64	67
7.000% due 06/25/2022 - 05/18/2027	4,238	4,474
7.500% due 07/01/2032	11	12
7.800% due 10/25/2022	32	34
9.000% due 08/01/2021	13	14
9.000% due 06/01/2027 (h)	63	70

Farmer Mac
7.316% due 07/25/2011	1,710	1,694

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	19,925
5.050% due 03/28/2019	1,000	1,013
5.125% due 07/09/2029	675	679
5.150% due 03/25/2020	1,000	1,016
5.750% due 12/07/2028	500	542

Federal Home Loan Bank
4.250% due 12/18/2009	16,300	16,340
5.125% due 12/29/2008	45,000	45,229
5.250% due 09/12/2014	16,400	17,069
5.300% due 06/26/2023	2,000	1,955

Federal Housing Administration
6.896% due 07/01/2020	1,415	1,400
7.000% due 11/25/2019	369	365
7.430% due 11/01/2019 - 06/01/2024	782	786

Freddie Mac
0.000% due 12/11/2025	11,600	4,778
2.718% due 02/15/2019	11,237	10,955
2.888% due 01/15/2033	539	533
2.988% due 06/15/2030 - 12/15/2032	767	762
3.038% due 06/15/2031	245	244
4.000% due 11/15/2018	12,632	11,578
4.278% due 10/25/2044	8,145	7,861
4.478% due 07/25/2044	2,229	2,032
4.500% due 12/15/2019 - 07/15/2035	42,814	37,595
4.799% due 12/01/2024 (h)	59	60
5.000% due 03/18/2014 - 09/15/2035	58,544	53,563
5.185% due 06/01/2022	7	7
5.200% due 10/25/2023	93	90
5.200% due 09/01/2027 (h)	39	40
5.256% due 10/01/2026 (h)	25	26
5.375% due 05/01/2022	7	7
5.400% due 03/17/2021	20,000	20,416
5.500% due 08/23/2017 - 07/15/2036	39,100	38,328
5.500% due 04/01/2038 (h)	2,796	2,783
5.625% due 11/23/2035	21,800	21,485
6.000% due 04/15/2034 - 05/15/2036	89,840	84,372
6.250% due 09/15/2023	3,916	4,044
6.271% due 01/01/2028	23	23
6.345% due 01/01/2028 (h)	166	168
6.460% due 02/01/2028 (h)	236	240
6.500% due 11/15/2023 - 10/25/2043	2,502	2,597
7.000% due 07/15/2022 - 01/15/2024	779	817
7.000% due 12/15/2023 (b)	18	1

Ginnie Mae
4.138% due 03/20/2031	1,178	1,174
5.000% due 09/20/2035	28,016	23,331
5.125% due 12/20/2017 - 11/20/2027 (h)	250	253
5.125% due 12/20/2020 - 10/20/2027	70	71
5.375% due 02/20/2017 - 04/20/2027	223	226

128	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.375% due 05/20/2017 - 05/20/2030 (h)	$1,228	$1,244
5.500% due 03/20/2021 - 02/20/2033	1,613	1,611
5.500% due 05/20/2032 (h)	318	324
5.625% due 09/20/2017 - 09/20/2026 (h)	448	454
5.625% due 07/20/2020 - 09/20/2026	78	79
6.000% due 08/20/2033	2,715	2,685
7.000% due 03/16/2029	482	489

Overseas Private Investment Corp.
4.736% due 03/15/2022	4,052	3,911
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,315

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	7,300	2,772

Small Business Administration
5.240% due 08/01/2023	5,095	5,077

Tennessee Valley Authority
4.500% due 04/01/2018	7,400	7,243
4.875% due 01/15/2048	11,700	11,170
5.375% due 04/01/2056	18,000	18,736

Total U.S. Government Agencies (Cost $673,944)		673,328

U.S. TREASURY OBLIGATIONS 10.6%

Treasury Inflation Protected Securities (e)
2.375% due 01/15/2027	6,306	6,077

U.S. Treasury Bonds
5.375% due 02/15/2031	500	567
6.000% due 02/15/2026	2,400	2,842
8.750% due 08/15/2020	3,600	5,102

U.S. Treasury Notes
4.000% due 08/31/2009	10,000	10,195
4.250% due 08/15/2014	500	532

U.S. Treasury Strips
0.000% due 02/15/2021	58,300	33,345
0.000% due 08/15/2023	600	303
0.000% due 05/15/2026	2,200	970
0.000% due 11/15/2027	53,700	22,388
0.000% due 02/15/2032	22,500	7,909
0.000% due 08/15/2032	22,500	7,757
0.000% due 02/15/2033	38,400	12,971

Total U.S. Treasury Obligations (Cost $110,849)		110,958

MORTGAGE-BACKED SECURITIES 9.4%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	5,200	4,537

Banc of America Funding Corp.
4.625% due 02/20/2036	8,008	7,120

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	6,258	5,826
4.476% due 02/25/2034	1,059	860
4.734% due 01/25/2034	427	420
4.750% due 10/25/2035	9,099	8,456
5.402% due 04/25/2033	543	510
6.752% due 02/25/2033	61	60

Bear Stearns Alt-A Trust
5.504% due 09/25/2035	1,534	1,237

Bear Stearns Mortgage Securities, Inc.
5.205% due 06/25/2030	29	28

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	1,621	988
3.417% due 05/25/2035	1,404	896

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 10/25/2033	$6,579	$4,700

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	468	298
3.527% due 03/25/2035	2,349	1,312
3.547% due 06/25/2035	2,081	1,748
6.000% due 10/25/2034	5,278	3,929

CS First Boston Mortgage Securities Corp.
5.077% due 07/25/2033	1,131	1,078

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	755	708

First Horizon Asset Securities, Inc.
4.593% due 12/25/2033	1,064	1,001

First Republic Mortgage Loan Trust
3.687% due 06/25/2030	190	172

GMAC Mortgage Corp. Loan Trust
4.282% due 06/25/2034	1,142	805

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	947	851

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	720	663
3.250% due 05/19/2035	1,093	707
3.270% due 03/19/2037	1,246	768
5.215% due 07/19/2035	2,368	1,584

Impac CMB Trust
3.457% due 10/25/2035	7,445	4,600
5.749% due 09/25/2034	2,795	2,453

JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	4,508	3,853

MASTR Asset Securitization Trust
5.500% due 09/25/2033	709	652

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	6,638	5,001

Residential Accredit Loans, Inc.
3.507% due 08/25/2035	1,134	701
3.607% due 01/25/2033	186	168
3.607% due 03/25/2033	526	489
6.000% due 06/25/2036	4,394	3,313

Sequoia Mortgage Trust
3.538% due 07/20/2033	1,107	917

Structured Adjustable Rate Mortgage Loan Trust
3.427% due 05/25/2037	4,020	2,466

Structured Asset Mortgage Investments, Inc.
3.307% due 09/25/2047	289	275
3.417% due 04/25/2036	6,910	4,211
3.427% due 05/25/2036	384	237
3.450% due 10/19/2033	282	263

Structured Asset Securities Corp.
5.233% due 01/25/2032	3	3

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	276	265

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	823	753

WaMu Mortgage Pass-Through Certificates
3.437% due 04/25/2045	920	604
3.467% due 11/25/2045	86	55
3.497% due 10/25/2045	1,733	1,099
3.517% due 01/25/2045	1,781	1,190
3.665% due 12/25/2046	1,424	860
3.747% due 12/25/2027	1,342	1,157
3.855% due 02/25/2046	2,447	1,467
3.855% due 08/25/2046	6,952	3,961
4.198% due 08/25/2046	902	652
4.255% due 06/25/2042	97	88
4.255% due 08/25/2042	61	55
4.274% due 05/25/2041	194	178

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
5.106% due 03/25/2036	$6,594	$5,866

Total Mortgage-Backed Securities (Cost $128,131)		99,114

ASSET-BACKED SECURITIES 4.5%

Accredited Mortgage Loan Trust
3.257% due 02/25/2037	960	917

ACE Securities Corp.
3.257% due 07/25/2036	502	496
3.287% due 10/25/2036	380	377

Ameriquest Mortgage Securities, Inc.
3.347% due 03/25/2036	56	56

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	23	16

Argent Securities, Inc.
3.257% due 09/25/2036	479	474
3.257% due 10/25/2036	984	962

Asset-Backed Securities Corp. Home Equity
3.267% due 07/25/2036	48	48
3.317% due 05/25/2036	179	178

Bear Stearns Asset-Backed Securities Trust
3.707% due 11/25/2042	1,798	1,506
3.867% due 10/25/2032	275	242

Carrington Mortgage Loan Trust
3.527% due 10/25/2035	742	704

Chase Credit Card Master Trust
2.658% due 09/15/2011	3,900	3,878

Chase Issuance Trust
3.138% due 11/15/2011	6,900	6,845

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	36	31

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	404	401
3.257% due 01/25/2037	18	18
3.257% due 03/25/2037	1,439	1,388
3.317% due 10/25/2046	293	284
3.367% due 02/25/2036	287	253
3.367% due 11/25/2036	115	113

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	301	290
3.297% due 12/25/2037	549	526

CS First Boston Mortgage Securities Corp.
3.457% due 01/25/2043	403	357

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	733	690
3.257% due 03/25/2037	2,496	2,358

Ford Credit Auto Owner Trust
3.908% due 06/15/2012	7,000	6,823

Fremont Home Loan Trust
3.267% due 01/25/2037	1,111	1,046

GSAMP Trust
3.327% due 12/25/2035	20	20

GSR Mortgage Loan Trust
3.307% due 11/25/2030	29	28

GSRPM Mortgage Loan Trust
3.327% due 03/25/2035	329	308

Home Equity Mortgage Trust
3.387% due 05/25/2036	7,584	5,582

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	494	459

Indymac Residential Asset-Backed Trust
3.357% due 03/25/2036	2,432	2,391

See Accompanying Notes	Semiannual Report	September 30, 2008	129

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

LA Arena Funding LLC
7.656% due 12/15/2026	$83	$83

Long Beach Mortgage Loan Trust
3.267% due 10/25/2036	665	634

Morgan Stanley ABS Capital I
3.307% due 04/25/2036	959	946

Residential Asset Securities Corp.
3.277% due 11/25/2036	427	421

SACO I, Inc.
3.587% due 11/25/2035	1,754	1,270

Soundview Home Equity Loan Trust
3.257% due 10/25/2036	84	83
3.267% due 11/25/2036	780	750

Structured Asset Securities Corp.
3.257% due 10/25/2036	743	705
3.317% due 04/25/2036	740	731

Washington Mutual Asset-Backed Certificates
3.267% due 10/25/2036	1,141	1,078

Total Asset-Backed Securities (Cost $50,687)		46,766

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 1.7%

Israel Government AID Bond
0.000% due 05/15/2021	$7,277	$3,968
0.000% due 02/15/2023	3,193	1,584
0.000% due 05/15/2023	25,571	12,530

Total Sovereign Issues (Cost $18,277)		18,082

SHORT-TERM INSTRUMENTS 6.7%

REPURCHASE AGREEMENTS 6.4%

Barclays Capital, Inc.
2.250% due 10/01/2008	62,300	62,300
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $63,440. Repurchase proceeds are $62,304.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	4,774	4,774
(Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $4,870. Repurchase proceeds are $4,774.)

		67,074

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.3%
1.291% due 10/16/2008 - 12/26/2008 (d)(f)(g)	$2,850	$2,836

Total Short-Term Instruments (Cost $69,918)		69,910

PURCHASED OPTIONS (k) 0.1%
(Cost $2,450)		1,478

Total Investments 110.3% (Cost $1,218,121)		$1,157,490

Written Options (l) (0.2%) (Premiums $2,517)		(2,091)

Other Assets and Liabilities (Net) (10.1%)		(106,087)

Net Assets 100.0%		$1,049,312

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $1,243 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(g)	Securities with an aggregate market value of $698 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $73,821 at a weighted average interest rate of 3.825%. On September 30, 2008, securities valued at $79,029 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $11,958 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	174	$208
90-Day Eurodollar December Futures	Long	12/2010	400	(462)
90-Day Eurodollar June Futures	Long	06/2009	2,067	411
90-Day Eurodollar June Futures	Long	06/2010	174	205
90-Day Eurodollar March Futures	Long	03/2009	27	14
90-Day Eurodollar March Futures	Long	03/2010	149	206
90-Day Eurodollar September Futures	Long	09/2009	174	209
U.S. Treasury 5-Year Note December Futures	Long	12/2008	462	128
U.S. Treasury 10-Year Note December Futures	Long	12/2008	574	(351)
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	2,651	(2,719)

				$(2,151)

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Avon Products, Inc. 5.125% due 01/15/2011	(0.150%)	03/20/2011	CSFB	0.278%	$2,800	$8	$0	$8
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170%)	12/20/2016	MLP	1.600%	5,000	458	0	458
BellSouth Corp. 5.200% due 09/15/2014	(0.395%)	09/20/2014	DUB	0.417%	6,000	6	0	6
Countrywide Financial Corp. 6.250% due 05/15/2016	(0.710%)	06/20/2016	BEAR	4.874%	5,000	1,134	0	1,134
Gannett Co., Inc. 5.750% due 06/01/2011	(0.330%)	06/20/2011	JPM	3.718%	2,350	194	0	194

130	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.250% due 01/15/2014	(0.165%)	12/20/2013	BNP	3.913%	$5,000	$755	$0	$755
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.430% due 06/01/2016	(0.220%)	06/20/2016	BEAR	3.637%	3,000	546	0	546
International Lease Finance Corp. 5.250% due 01/10/2013	(0.200%)	03/20/2013	GSC	8.828%	2,900	734	0	734
Johnson Controls, Inc. 5.250% due 01/15/2011	(0.240%)	03/20/2011	BEAR	1.177%	4,000	87	0	87
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.150%)	12/20/2011	RBS	0.644%	2,000	30	0	30
Loews Corp. 5.250% due 03/15/2016	(0.280%)	03/20/2016	BEAR	0.608%	3,000	62	0	62
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320%)	12/20/2016	RBS	8.756%	4,400	1,468	0	1,468
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.275%)	12/20/2015	RBS	9.149%	3,000	979	0	979
Omnicom Group, Inc. 5.900% due 04/15/2016	(0.390%)	06/20/2016	MSC	0.716%	1,500	32	0	32
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.280%)	06/20/2012	MSC	0.610%	900	10	0	10
Textron Financial Corp. 4.600% due 05/03/2010	(0.110%)	06/20/2010	BEAR	3.738%	3,000	175	0	175
Wells Fargo Bank N.A. 4.750% due 02/09/2015	(0.140%)	03/20/2015	GSC	2.150%	5,000	537	0	537

						$7,215	$0	$7,215

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bank of America Corp. 6.250% due 04/15/2012	0.900%	03/20/2013	BNP	1.543%	$25,000	$(630)	$0	$(630)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.670%	03/20/2018	GSC	0.948%	25,000	(407)	0	(407)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	12/20/2009	BOA	7.165%	1,400	(98)	0	(98)
General Electric Capital Corp. 6.000% due 06/15/2012	0.830%	12/20/2009	GSC	7.165%	600	(42)	0	(42)

						$(1,177)	$0	$(1,177)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB	$11,000	$74	$10	$64
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY	1,600	18	36	(18)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB	3,000	33	65	(32)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP	1,600	17	36	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA	5,900	(224)	(183)	(41)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	21,200	(807)	(766)	(41)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS	5,300	(193)	188	(381)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	3,000	(134)	56	(190)

						$(1,216)	$(558)	$(658)

(k)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$23,800	$270	$191
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	14,600	156	108
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	9,800	104	72
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,100	46	30

See Accompanying Notes	Semiannual Report	September 30, 2008	131

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$15,600	$152	$115
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	74,400	654	294
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	51,000	551	259
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	33,600	359	248
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	14,900	158	161

							$2,450	$1,478

(l)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$8,000	$257	$250
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	3,200	80	66
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,400	78	67
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	109	92
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	46	39
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,200	166	145
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	24,900	621	448
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	17,000	513	341
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,200	364	312
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	5,000	153	161
Call - OTC 7-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	5.420%	08/28/2009	2,200	65	141
Put - OTC 7-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	5.420%	08/28/2009	2,200	65	29

							$2,517	$2,091

Transactions in written call and put options for the period ended September 30, 2008:

	Notional Amount	Premium
Balance at 03/31/2008	$144,200	$3,117
Sales	31,700	997
Closing Buys	(61,700)	(929)
Expirations	(28,200)	(668)
Exercised	0	0

Balance at 09/30/2008	$86,000	$2,517

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2038	$65,700	$65,108	$65,443
Fannie Mae	6.000%	10/01/2038	36,120	36,272	36,555
U.S. Treasury Strips	0.000%	11/15/2027	11,200	4,643	4,669

				$106,023	$106,667

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,151,029	$6,461	$1,157,490
Short Sales, at value	0	(106,667)	0	(106,667)
Other Financial Instruments ++	(2,151)	3,289	(818)	320

Total	$(2,151)	$1,047,651	$5,643	$1,051,143

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$8,631	$(276)	$(1)	$(8)	$(191)	$(1,694)	$6,461
Other Financial Instruments ++	0	0	0	0	0	(818)	(818)

Total	$8,631	$(276)	$(1)	$(8)	$(191)	$(2,512)	$5,643

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

132	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
6.820% due 08/03/2012	$47,520	$32,278

Idearc, Inc.
4.470% due 11/17/2014	1,564	924
4.800% due 11/17/2014	35,009	20,690

Total Bank Loan Obligations (Cost $82,257)		53,892

CORPORATE BONDS & NOTES 32.8%

BANKING & FINANCE 26.5%

AIG Matched Funding Corp.
2.110% due 10/06/2008	15,800	15,794

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	14,400	13,915

American Express Bank FSB
3.248% due 10/20/2009	23,800	23,322
5.500% due 04/16/2013	20,600	18,872

American Express Credit Corp.
2.547% due 11/09/2009	32,600	30,832

American International Group, Inc.
2.895% due 10/18/2011	1,500	891
4.950% due 03/20/2012	4,700	2,901
5.375% due 10/18/2011	600	383
5.850% due 01/16/2018	500	251
8.250% due 08/15/2018	14,500	8,436

ANZ National International Ltd.
2.842% due 08/07/2009	5,700	5,686
6.200% due 07/19/2013	17,600	17,487

Bank of America Corp.
2.918% due 11/06/2009	3,200	3,130
3.889% due 09/25/2009	61,900	60,712
8.000% due 12/29/2049	188,900	149,718
8.125% due 12/29/2049	11,400	9,225

Bank of America N.A.
2.819% due 06/12/2009	12,000	11,943

Bank of Ireland
3.072% due 12/19/2008	4,100	4,094

Bank of New York Mellon Corp.
3.194% due 02/05/2010	63,300	61,944

Bear Stearns Cos. LLC
2.901% due 08/21/2009	9,200	9,109
2.927% due 05/18/2010	64,800	63,509
3.186% due 07/19/2010	32,030	31,405
3.852% due 03/30/2009	22,600	22,487
4.500% due 10/28/2010	12,000	11,662
6.400% due 10/02/2017	59,100	55,285
6.950% due 08/10/2012	74,890	75,718

Calabash Re Ltd.
11.219% due 01/08/2010	4,700	4,760
13.719% due 01/08/2010	4,500	4,649

Capital One Financial Corp.
3.097% due 09/10/2009	100,770	94,033

Caterpillar Financial Services Corp.
2.865% due 10/28/2008	1,800	1,799

CIT Group, Inc.
2.925% due 06/08/2009	1,350	1,155
2.927% due 08/17/2009	48,100	38,708
3.212% due 12/19/2008	31,200	30,843

Citigroup Funding, Inc.
2.805% due 12/08/2008	23,100	22,990
3.190% due 04/23/2009	76,520	75,261
3.476% due 06/26/2009	17,975	17,558

Citigroup, Inc.
3.799% due 12/28/2009	22,100	21,392
5.100% due 09/29/2011	1,500	1,380

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.125% due 02/14/2011	$27,165	$25,376
5.500% due 04/11/2013	48,200	42,112
8.400% due 04/29/2049	9,000	6,137

Countrywide Financial Corp.
2.931% due 01/05/2009	13,000	12,826

Credit Agricole S.A.
2.809% due 05/28/2009	17,600	17,530
2.859% due 05/28/2010	24,400	24,198

DnB NOR Bank ASA
2.858% due 10/13/2009	18,900	18,874

Enron Credit Linked Notes Trust
8.000% due 08/15/2049 (a)	6,018	150

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	2,500	1,915
5.800% due 01/12/2009	3,600	3,418
7.250% due 10/25/2011	900	573
7.375% due 10/28/2009	13,000	10,454
7.375% due 02/01/2011	600	399
7.875% due 06/15/2010	1,700	1,298
8.625% due 11/01/2010	1,000	710

General Electric Capital Corp.
2.831% due 01/05/2009	3,000	2,993
2.849% due 03/12/2010	12,400	12,238
2.851% due 10/06/2010	2,000	1,969
2.856% due 01/20/2010	35,200	34,959
3.251% due 02/01/2011	24,300	24,056
3.334% due 06/20/2014	10,000	9,120

GMAC LLC
6.000% due 12/15/2011	3,500	1,558

Goldman Sachs Group, Inc.
2.892% due 11/10/2008	31,800	31,573
3.129% due 07/23/2009	600	569
3.294% due 12/22/2008	36,400	35,883
3.300% due 06/23/2009	14,200	13,500
3.812% due 03/30/2009	20,800	20,024

HSBC Bank USA N.A.
2.957% due 06/10/2009	9,200	9,153

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	18,539

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	827

HSBC Finance Corp.
8.000% due 07/15/2010	12,000	12,252

ICICI Bank Ltd.
3.328% due 01/12/2010	32,200	31,283

International Lease Finance Corp.
3.031% due 05/24/2010	8,950	7,174

JPMorgan Chase & Co.
3.526% due 06/26/2009	1,000	999

KeyBank N.A.
5.061% due 06/02/2010	42,400	42,213

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	10,900	1,417
2.881% due 10/22/2008 (a)	29,970	3,896
2.911% due 08/21/2009 (a)	38,000	4,940
2.951% due 05/25/2010 (a)	1,400	182
3.052% due 11/10/2009 (a)	15,000	1,950
5.625% due 01/24/2013 (a)	5,300	689

Longpoint Re Ltd.
8.069% due 05/08/2010	8,500	8,650

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	25,500	25,485
2.893% due 12/04/2009	21,000	19,978
2.894% due 08/14/2009	23,000	22,186
3.000% due 07/25/2011	32,700	28,273
4.610% due 05/20/2009	110,400	107,791

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Metropolitan Life Global Funding I
5.125% due 04/10/2013	$123,100	$119,707

Morgan Stanley
2.881% due 01/15/2010	30,900	23,836
2.912% due 02/09/2009	33,200	28,936
3.228% due 11/21/2008	16,460	16,241
4.904% due 05/14/2010	28,500	20,815

Mystic Re Ltd.
9.111% due 12/05/2008	26,900	26,892
12.811% due 06/07/2011	6,400	6,542

National Australia Bank Ltd.
2.858% due 09/11/2009	23,500	23,443
3.252% due 02/08/2010	109,600	109,513

Osiris Capital PLC
5.641% due 01/15/2010	11,000	10,910

Pacific Life Global Funding
5.150% due 04/15/2013	81,100	81,089

PNC Bank N.A.
3.323% due 02/01/2010	73,400	73,037

Pricoa Global Funding I
2.870% due 03/03/2009	22,000	21,895
2.896% due 01/30/2012	18,300	17,632
3.969% due 09/27/2013	14,770	13,885

Residential Reinsurance 2007 Ltd.
13.061% due 06/07/2010	1,800	1,856

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	37,207	36,097

Santander U.S. Debt S.A. Unipersonal
2.820% due 11/20/2008	4,700	4,690
2.858% due 02/06/2009	200	199

SLM Corp.
2.940% due 07/27/2009	16,200	14,262
2.960% due 07/26/2010	5,200	3,946

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	85,800	78,490

U.S. Bancorp
3.191% due 02/04/2010	37,820	37,386

Wachovia Bank N.A.
3.250% due 03/23/2009	17,850	16,796

Wachovia Corp.
2.846% due 10/28/2008	14,900	14,824
2.861% due 12/01/2009	25,600	22,295
5.500% due 05/01/2013	70,000	57,969
7.980% due 02/28/2049	182,500	76,374

Wells Fargo & Co.
2.888% due 01/12/2011	6,600	6,545
3.223% due 01/29/2010	70,100	69,919

		2,761,549

INDUSTRIALS 3.8%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	148,818	120,711

Anadarko Petroleum Corp.
3.219% due 09/15/2009	26,300	25,996

Cisco Systems, Inc.
2.892% due 02/20/2009	2,400	2,397

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,052

Daimler Finance North America LLC
3.169% due 03/13/2009	28,600	28,498
3.241% due 08/03/2009	23,000	22,902

Gaz Capital S.A.
7.510% due 07/31/2013	44,200	42,965

General Mills, Inc.
2.921% due 01/22/2010	17,700	17,463

See Accompanying Notes	Semiannual Report	September 30, 2008	133

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

International Business Machines Corp.
3.375% due 07/28/2011	$72,500	$72,483

Pemex Project Funding Master Trust
9.375% due 12/02/2008	4,492	4,529

Ryder System, Inc.
5.950% due 05/02/2011	10,380	10,501

Time Warner, Inc.
3.034% due 11/13/2009	17,400	16,710

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	25,100	24,661

		396,868

UTILITIES 2.5%

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	49,800	50,630

AT&T, Inc.
2.894% due 02/05/2010	11,700	11,661

Deutsche Telekom International Finance BV
3.390% due 03/23/2009	22,435	22,327

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	4,887

Public Service Electric & Gas Co.
3.694% due 03/12/2010	51,300	50,951

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	31,600	31,205

Southern California Edison Co.
2.891% due 02/02/2009	20,470	20,442

Telecom Italia Capital S.A.
3.395% due 07/18/2011	24,000	22,412

Telefonica Emisiones SAU
3.504% due 06/19/2009	33,000	32,812

Verizon Communications, Inc.
6.100% due 04/15/2018	10,000	9,244

		256,571

Total Corporate Bonds & Notes (Cost $3,806,331)		3,414,988

U.S. GOVERNMENT AGENCIES 42.1%

Fannie Mae
0.950% due 03/25/2009 (b)	70	0
3.267% due 12/25/2036	9,716	9,364
3.407% due 10/27/2037	107,300	98,834
3.557% due 03/25/2044	810	792
3.607% due 05/25/2031 - 06/25/2032	2,908	2,828
3.807% due 05/25/2030	654	644
3.857% due 05/25/2030	654	642
3.975% due 04/25/2022	15	15
4.000% due 05/01/2011	200	199
4.070% due 06/01/2017	14	13
4.160% due 08/01/2017	6	6
4.168% due 07/01/2018	13	13
4.233% due 12/01/2017	25	25
4.250% due 05/25/2033	8,745	8,530
4.278% due 07/01/2042 - 07/01/2044	12,683	12,652
4.310% due 03/01/2035	1,650	1,653
4.328% due 09/01/2041	20,023	19,903
4.478% due 10/01/2030 - 11/01/2039	1,912	1,901
4.500% due 06/01/2011 - 08/01/2035	4,457	4,473
4.514% due 02/01/2028	11	11
4.563% due 01/01/2028	71	72
4.616% due 07/01/2035	10,936	11,005
4.652% due 07/01/2035	13,250	13,390
4.655% due 01/01/2035	15,105	15,264

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.663% due 04/01/2034	$1,664	$1,676
4.689% due 05/01/2035	8,967	9,032
4.755% due 03/01/2035	18,506	18,131
4.776% due 09/01/2035	9,692	9,802
4.919% due 10/01/2035	7,490	7,602
4.945% due 04/01/2018	832	838
4.997% due 12/01/2023	35	35
5.000% due 12/01/2013 - 11/01/2038	1,127,024	1,122,721
5.000% due 04/01/2035 - 03/01/2036 (i)	27,501	26,856
5.058% due 06/01/2035	3,956	3,996
5.073% due 01/01/2021	34	34
5.248% due 11/01/2017	32	32
5.366% due 09/01/2032	1,976	1,994
5.434% due 06/01/2022	7	7
5.468% due 03/01/2035	4,910	5,067
5.479% due 07/25/2017	463	464
5.500% due 11/01/2008 - 10/01/2038	421,116	421,322
5.500% due 04/01/2034 - 01/01/2035 (i)	46,082	46,066
5.511% due 07/01/2017	51	51
5.582% due 11/01/2017	56	56
5.892% due 04/01/2024	223	227
6.000% due 03/01/2009 - 10/01/2038	689,185	699,340
6.000% due 07/01/2036 - 05/01/2038 (i)	238,636	242,009
6.046% due 01/01/2024	150	153
6.062% due 11/01/2027	96	97
6.250% due 02/01/2011	78,000	81,639
6.258% due 07/01/2023	90	91
6.259% due 08/01/2029	830	851
6.295% due 11/01/2018	4	4
6.372% due 01/01/2024	10	11
6.436% due 10/01/2024	181	184
6.500% due 03/25/2009 (b)	18	0
6.500% due 08/01/2028 - 12/25/2042	103,682	106,800
6.500% due 10/01/2037 (i)	5,942	6,101
6.545% due 02/01/2028	290	294
7.000% due 05/01/2012 - 01/01/2032	718	723
7.500% due 02/01/2013	2	2
8.000% due 04/01/2030 - 11/01/2031	2,981	3,230
8.500% due 04/01/2025	142	156
8.800% due 01/25/2019	93	98
9.000% due 03/25/2021 - 01/01/2025	326	356
9.250% due 10/25/2018	6	6
9.500% due 03/25/2020 - 11/01/2025	731	817
10.000% due 10/01/2009 - 05/01/2022	23	24
10.500% due 07/01/2014 - 07/01/2021	3	3
11.000% due 11/01/2020	3	4
11.250% due 10/01/2015	7	7
11.500% due 11/01/2019 - 02/01/2020	2	2
11.750% due 02/01/2016	9	11
13.000% due 07/01/2015	3	3
13.250% due 09/01/2011	2	2
15.750% due 12/01/2011	2	2
16.000% due 09/01/2012 - 12/01/2012	1	2

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	4,676	4,703

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	292,202	285,711
2.718% due 02/15/2019	98,313	95,850
2.788% due 05/15/2036	16,045	15,545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.838% due 12/15/2030	$12,916	$12,726
2.888% due 06/15/2018	4,141	4,066
2.938% due 11/15/2030	11	11
3.450% due 10/15/2020	55	55
3.467% due 08/25/2031	3,953	3,581
3.487% due 09/25/2031	6,577	6,159
3.500% due 03/15/2021	29	29
4.000% due 09/15/2015	155	155
4.000% due 01/15/2024 (b)	3,523	510
4.357% due 08/01/2035	16,707	16,824
4.447% due 03/01/2035	5,451	5,482
4.478% due 07/25/2044	755	688
4.500% due 02/15/2015 - 06/01/2018	40,413	40,566
4.601% due 04/01/2035	12,513	12,585
4.620% due 04/01/2035	9,608	9,688
4.662% due 08/15/2032	743	738
4.692% due 06/01/2035	46,005	45,578
4.706% due 08/01/2035 (i)	82,044	82,763
4.724% due 03/01/2035	9,633	9,726
4.875% due 06/13/2018	19,100	19,395
4.916% due 07/01/2035	21,866	21,946
4.942% due 03/01/2035	2,364	2,381
4.996% due 04/01/2035	2,259	2,281
5.000% due 04/01/2013 - 07/15/2024	49,620	49,816
5.049% due 04/01/2035	4,434	4,498
5.065% due 07/01/2018	54	55
5.250% due 01/01/2017	5	5
5.500% due 02/15/2014 - 09/01/2038	64,701	64,745
5.612% due 02/01/2020	290	295
5.860% due 06/01/2024	65	66
5.873% due 12/01/2022	44	45
5.890% due 10/01/2027	29	29
6.000% due 03/01/2011 - 09/01/2038	33,027	33,539
6.009% due 09/01/2023	21	21
6.254% due 01/01/2024	98	100
6.365% due 01/01/2024	35	36
6.374% due 11/01/2022	275	280
6.500% due 03/15/2029 - 07/25/2043	56,586	58,417
6.734% due 10/01/2023	128	130
6.990% due 11/01/2023	35	35
7.000% due 01/01/2030 - 04/01/2032	70	74
7.500% due 07/15/2030	569	573
8.000% due 01/01/2012 - 12/01/2024	317	337
8.500% due 06/01/2009 - 11/01/2025	818	907
9.000% due 12/15/2020 - 08/01/2022	294	311
9.500% due 07/01/2010 - 09/01/2021	91	98
10.000% due 03/01/2016 - 05/15/2020	44	47
10.750% due 09/01/2009 - 08/01/2011	4	4
14.000% due 09/01/2012 - 04/01/2016	1	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
3.038% due 12/16/2025	145	145
5.000% due 01/20/2032 - 02/20/2032	4,351	4,405
5.125% due 10/20/2023 - 12/20/2027	2,987	3,021
5.375% due 04/20/2016 - 05/20/2030	6,254	6,320
5.500% due 03/20/2019 - 03/20/2031	234	239
5.625% due 08/20/2022 - 07/20/2030	3,939	3,988

134	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 01/15/2029 - 10/01/2038	$193,739	$196,724
6.500% due 09/15/2032 - 05/15/2034	47	49
6.500% due 04/15/2036 (i)	177,512	181,921
7.000% due 03/15/2011 - 10/15/2011	13	14
7.500% due 03/15/2022 - 09/15/2031	203	219
8.000% due 05/15/2016 - 06/20/2031	2,074	2,265
8.500% due 12/15/2021 - 08/15/2030	46	50
9.000% due 03/15/2017 - 11/15/2030	253	279
9.500% due 10/15/2016 - 06/15/2025	25	27
9.750% due 08/15/2017	20	22
10.000% due 10/15/2013 - 11/15/2020	5	6
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	3	4
11.750% due 08/15/2013	3	3
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	3	4
13.500% due 11/15/2012	4	5
16.000% due 02/15/2012	5	6

Small Business Administration
7.640% due 03/01/2010	45	46

Vendee Mortgage Trust
6.500% due 05/15/2029	39,601	41,257

Total U.S. Government Agencies (Cost $4,386,995)		4,376,489

U.S. TREASURY OBLIGATIONS 0.0%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	630	548

Total U.S. Treasury Obligations (Cost $593)		548

MORTGAGE-BACKED SECURITIES 13.6%

American Home Mortgage Assets
3.417% due 10/25/2046	34,045	13,277

American Home Mortgage Investment Trust
4.290% due 10/25/2034	48,087	38,524
4.390% due 02/25/2045	13,253	8,907
4.440% due 02/25/2045	45,682	30,718

Banc of America Funding Corp.
4.135% due 05/25/2035	242,345	206,608

Banc of America Mortgage Securities, Inc.
5.147% due 05/25/2033	341	335
6.500% due 10/25/2031	5,820	5,859

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	13,476	12,546
4.625% due 10/25/2035	53,962	48,685
4.734% due 01/25/2034	12,516	12,330
4.750% due 10/25/2035	153,122	140,366
4.767% due 11/25/2030	103	102
5.010% due 01/25/2035	5,283	4,724
5.040% due 04/25/2033	8,638	8,327
5.425% due 04/25/2033	23,662	22,220
5.600% due 02/25/2033	1,782	1,664
6.752% due 02/25/2033	1,118	1,111

Bear Stearns Alt-A Trust
5.228% due 03/25/2035	29,449	23,472
5.370% due 05/25/2035	30,038	25,516
5.504% due 09/25/2035	8,025	6,474

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,261

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	$25,465	$22,941

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	16,234	12,926

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	8	8

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	5,703	5,421

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	10,600	9,205

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	12,972	7,907
3.487% due 02/25/2037	13,854	8,999
6.500% due 06/25/2033	232	232

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	4,202	2,667
4.727% due 02/20/2035	27,370	24,351
4.797% due 11/25/2034	15,439	13,576
5.250% due 02/20/2036	27,074	19,436

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	2,632	2,404
4.938% due 12/15/2040	10,458	10,336
5.357% due 06/25/2032	63	63

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 03/25/2037	6,828	6,600

DLJ Acceptance Trust
11.000% due 08/01/2019	62	63

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	160	161

Drexel Burnham Lambert CMO Trust
3.236% due 05/01/2016	2	2

First Horizon Alternative Mortgage Securities
4.740% due 06/25/2034	17,798	14,823

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	7,024	6,904

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	90	90

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	16,524	14,218
3.287% due 01/25/2047	17,805	16,919

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,600	3,899

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	9,844	8,847
5.993% due 08/10/2045	12,100	10,362

GSR Mortgage Loan Trust
4.539% due 09/25/2035	91,666	78,465
4.625% due 09/25/2035	9,864	9,196
6.000% due 03/25/2032	886	867

Harborview Mortgage Loan Trust
5.145% due 07/19/2035	13,079	11,400

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	6,992	6,598

Imperial Savings Association
6.503% due 02/25/2018	37	37

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	10,139	9,530
3.417% due 05/25/2046	6,664	4,064

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,000	1,667
5.882% due 02/15/2051	4,400	3,762
6.007% due 06/15/2049	50,285	43,155

JPMorgan Mortgage Trust
5.021% due 02/25/2035	22,417	19,540

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	$14,582	$14,430

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	3,022	2,740

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	20,464	18,150

MASTR Asset Securitization Trust
5.500% due 09/25/2033	24,717	22,712

Mellon Residential Funding Corp.
2.947% due 06/15/2030	19,993	17,819

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	9,400	7,908

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	13,665	11,107
4.487% due 02/25/2035	30,223	24,522
5.279% due 05/25/2033	11,142	10,167

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	2,468	2,235
4.250% due 10/25/2035	14,543	13,009

Morgan Stanley Capital I
2.548% due 10/15/2020	5,742	5,159
5.809% due 12/12/2049	17,925	15,316

Prime Mortgage Trust
3.607% due 02/25/2019	1,146	1,087
3.607% due 02/25/2034	6,298	5,759

Prudential-Bache CMO Trust
8.400% due 03/20/2021	151	153

RAAC Series 2005-SP1
5.000% due 09/25/2034	1,568	1,545

Resecuritization Mortgage Trust
3.679% due 04/26/2021	34	34

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	18	18

Sears Mortgage Securities
12.000% due 02/25/2014	7	7

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	6,428	4,012
3.360% due 09/19/2032	5,922	5,415
3.487% due 02/25/2036	6,993	4,518
9.415% due 06/25/2029	561	600

Structured Asset Securities Corp.
5.044% due 07/25/2032	121	112
5.233% due 01/25/2032	153	153

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	16,623	15,948

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	27,405	24,245
2.578% due 09/15/2021	16,331	14,925
5.509% due 04/15/2047	6,200	5,173

WaMu Mortgage Pass-Through Certificates
3.497% due 10/25/2045	6,169	3,912
3.517% due 01/25/2045	401	268
3.585% due 01/25/2047	9,716	5,860
3.665% due 12/25/2046	44,843	27,097
3.948% due 02/27/2034	11,271	10,652
3.948% due 01/25/2047	6,637	4,471
4.055% due 11/25/2042	2,244	2,001
4.198% due 09/25/2046	15,832	10,303
4.229% due 03/25/2034	5,402	5,206
4.255% due 06/25/2042	3,600	3,275
4.255% due 08/25/2042	3,010	2,693

Washington Mutual MSC Mortgage Pass-Through Certificates
6.000% due 02/25/2033	301	299
6.044% due 02/25/2033	85	83

Wells Fargo Mortgage-Backed Securities Trust
4.706% due 12/25/2033	6,488	6,062

See Accompanying Notes	Semiannual Report	September 30, 2008	135

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.950% due 03/25/2036	$30,990	$27,419
5.387% due 08/25/2035	7,212	6,822
5.594% due 07/25/2036	24,938	20,153

Total Mortgage-Backed Securities (Cost $1,629,326)		1,410,221

ASSET-BACKED SECURITIES 8.9%

Access Group, Inc.
4.093% due 10/27/2025	67,792	67,020

ACE Securities Corp.
3.257% due 12/25/2036	5,076	4,782

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	744	529

Argent Securities, Inc.
3.257% due 09/25/2036	3,004	2,972

Asset-Backed Funding Certificates
3.267% due 10/25/2036	3,144	3,076
3.267% due 01/25/2037	7,577	7,151

Asset-Backed Securities Corp. Home Equity
3.008% due 06/15/2031	7	6
3.257% due 12/25/2036	1,809	1,734

BA Credit Card Trust
3.068% due 04/15/2013	14,900	14,583
3.238% due 08/15/2011	82,800	82,734

Bear Stearns Asset-Backed Securities Trust
3.267% due 01/25/2037	3,757	3,520
3.287% due 10/25/2036	5,339	4,552
3.657% due 03/25/2043	4,005	3,897
4.207% due 08/25/2037	32,676	26,669

Carrington Mortgage Loan Trust
3.307% due 06/25/2037	1,414	1,304
3.527% due 10/25/2035	14,616	13,860

Chase Funding Mortgage Loan Asset-Backed Certificates
3.847% due 11/25/2031	1,213	1,162

Chase Issuance Trust
2.478% due 07/15/2011	1,300	1,291
2.498% due 02/15/2011	2,300	2,296
2.528% due 02/15/2013	850	813

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	729	631

Citibank Credit Card Issuance Trust
3.628% due 05/18/2011	85,700	85,569

Citigroup Mortgage Loan Trust, Inc.
3.307% due 10/25/2036	16,595	15,934

Community Program Loan Trust
4.500% due 10/01/2018	3,782	3,773

Countrywide Asset-Backed Certificates
3.257% due 05/25/2037	8,719	8,478
3.257% due 12/25/2046	2,817	2,782
3.257% due 03/25/2047	6,079	5,947

Credit-Based Asset Servicing & Securitization LLC
3.297% due 12/25/2037	1,956	1,877

Daimler Chrysler Auto Trust
3.337% due 10/08/2010	41,000	40,966
4.980% due 02/08/2011	12,717	12,690

Equity One Asset-Backed Securities, Inc.
3.767% due 11/25/2032	10,265	8,611

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	26,991	25,399
3.257% due 12/25/2036	1,817	1,766
3.267% due 06/25/2036	3,361	3,322

Ford Credit Auto Owner Trust
2.498% due 04/15/2010	218	217
2.818% due 06/15/2010	1,060	1,053
3.088% due 07/15/2010	30,610	30,580

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.388% due 01/15/2011	$94,200	$93,219
3.908% due 06/15/2012	57,600	56,141
4.360% due 06/15/2010	3,224	3,223

Fremont Home Loan Trust
3.267% due 01/25/2037	8,997	8,472
3.277% due 02/25/2037	2,908	2,851
3.307% due 05/25/2036	6,460	6,317

GSAMP Trust
3.247% due 10/25/2046	5,711	5,578
3.277% due 09/25/2036	3,367	3,297
3.277% due 12/25/2036	14,870	13,700

HFC Home Equity Loan Asset-Backed Certificates
3.458% due 01/20/2035	3,089	2,629
3.478% due 01/20/2034	16,525	14,318
3.538% due 09/20/2033	7,720	7,112

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	1,087	1,002
3.257% due 12/25/2036	7,417	6,891

Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	6,071	5,923

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	2,840	2,764
2.541% due 11/25/2036	2,920	2,802
3.257% due 08/25/2036	3,917	3,847

Lehman XS Trust
3.277% due 05/25/2046	2,366	2,293

Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	6,314	6,111
3.267% due 10/25/2036	2,983	2,842
3.487% due 10/25/2034	589	454

MASTR Asset-Backed Securities Trust
3.247% due 08/25/2036	4,905	4,840

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	4,623	4,502
3.247% due 01/25/2037	10,991	10,380
3.257% due 10/25/2036	3,814	3,721

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	1,660	1,606

Option One Mortgage Loan Trust
3.257% due 01/25/2037	11,483	11,059

Renaissance Home Equity Loan Trust
3.907% due 08/25/2032	40	33

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	1,436	1,424

Residential Asset Securities Corp.
3.277% due 11/25/2036	13,519	13,293
3.667% due 06/25/2031	3	3

Saxon Asset Securities Trust
3.267% due 10/25/2046	2,911	2,848

Securitized Asset-Backed Receivables LLC Trust
3.257% due 09/25/2036	2,961	2,898
3.267% due 12/25/2036	12,317	11,402
3.337% due 05/25/2037	3,285	2,887

SLM Student Loan Trust
2.840% due 01/25/2019	7,000	6,884
3.050% due 07/25/2013	13,295	13,211
3.100% due 01/26/2015	6,137	6,111
3.300% due 10/25/2017	40,400	38,621
3.364% due 10/25/2017	7,300	7,092

Soundview Home Equity Loan Trust
3.267% due 11/25/2036	6,588	6,339

Specialty Underwriting & Residential Finance
3.252% due 11/25/2037	2,216	2,126
3.267% due 01/25/2038	8,363	7,726

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Securities Corp.
3.257% due 10/25/2036		$11,267	$10,697
3.497% due 01/25/2033		754	624
4.930% due 01/25/2035		840	794

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		4,813	4,692

WMC Mortgage Loan Pass-Through Certificates
3.168% due 05/15/2030		218	216

Total Asset-Backed Securities (Cost $949,447)			921,361

SOVEREIGN ISSUES 0.0%

Export-Import Bank of Korea
3.011% due 10/04/2011		1,000	1,003

Korea Development Bank
3.092% due 11/22/2012		2,200	2,136

Total Sovereign Issues (Cost $3,203)			3,139

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%

Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	29,397

Countrywide Home Loans, Inc.
5.414% due 11/24/2008	EUR	20,000	28,012

Morgan Stanley
5.293% due 03/01/2013		25,300	25,046

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	7,945

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	12,047

Total Foreign Currency-Denominated Issues (Cost $116,457)			102,447

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.5%

Bank of America Corp.
7.250% due 12/31/2049		63,000	52,621

Wachovia Corp.
7.500% due 12/31/2049		6,000	2,355

Total Convertible Preferred Stocks (Cost $69,000)			54,976

PREFERRED STOCKS 1.0%

DG Funding Trust
5.051% due 12/31/2049		10,254	104,591

Total Preferred Stocks (Cost $108,094)			104,591

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.4%

CERTIFICATES OF DEPOSIT 0.0%

Bank of Ireland
2.831% due 01/15/2010		$1,000	991

COMMERCIAL PAPER 1.9%

Bank of America Corp.
0.010% due 10/01/2008		197,000	197,000

136	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 3.7%

Merrill Lynch & Co., Inc.
0.250% due 10/01/2008	$150,000	$150,000
(Dated 09/30/2008. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $152,734. Repurchase proceeds are $150,001.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	71,000	71,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Bills 0.000% due 10/16/2008 valued at $72,500. Repurchase proceeds are $71,000.)
1.000% due 10/01/2008	168,763	168,763

(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/03/2008 valued at $6,982; Federal Home Loan Bank 0.000% due 10/16/2008 - 10/24/2008 valued at $101,703; and Freddie Mac 0.000% due 10/14/2008 - 10/27/2008 valued at $63,456. Repurchase proceeds are $168,768.)

		389,763

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.8%
1.005% due 10/16/2008 - 12/26/2008 (c)(e)(f)(g)(h)	$183,820	$182,549

Total Short-Term Instruments (Cost $771,242)		770,303

PURCHASED OPTIONS (l) 0.1%
(Cost $16,356)		10,821

Total Investments 107.9% (Cost $11,939,301)		$11,223,776

Written Options (m) (0.1%) (Premiums $17,317)		(15,325)

Other Assets and Liabilities (Net) (7.8%)		(807,667)

Net Assets 100.0%		$10,400,784

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $5,455 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $151,307 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(g)	Securities with an aggregate market value of $397 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(h)	Securities with an aggregate market value of $397 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $129,960 at a weighted average interest rate of 2.659%. On September 30, 2008, securities valued at $525,341 were pledged as collateral for reverse repurchase agreements.
(j)	Cash of $61,237 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	843	$689
90-Day Euribor June Futures	Long	06/2009	340	1,333
90-Day Euribor March Futures	Long	03/2009	570	1,843
90-Day Eurodollar December Futures	Long	12/2008	22,415	52,691
90-Day Eurodollar December Futures	Long	12/2009	2,074	(1,970)
90-Day Eurodollar June Futures	Long	06/2009	5,501	895
90-Day Eurodollar March Futures	Long	03/2009	13,383	27,181
90-Day Eurodollar March Futures	Long	03/2010	1,209	(749)
90-Day Eurodollar September Futures	Long	09/2009	3,505	819
U.S. Treasury 10-Year Note December Futures	Long	12/2008	112	(155)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	865	(357)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2,956	6,958
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	3,843	7,633

				$96,804

(k)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issuers - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	2.100%	03/20/2013	BCLY	14.972%	$15,700	$(5,241)	$0	$(5,241)
American International Group, Inc. 6.250% due 05/01/2036	1.400%	06/20/2013	DUB	14.711%	23,200	(8,269)	0	(8,269)

See Accompanying Notes	Semiannual Report	September 30, 2008	137

Schedule of Investments  Low Duration Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issuers - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	1.380%	06/20/2013	GSC	14.711%	$20,200	$(7,211)	$0	$(7,211)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	06/20/2013	GSC	14.711%	50,000	(17,279)	0	(17,279)
American International Group, Inc. 6.250% due 05/01/2036	1.360%	06/20/2013	RBS	14.711%	20,300	(7,257)	0	(7,257)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	09/20/2013	DUB	1.418%	20,000	(359)	0	(359)
Brazilian Government International Bond 12.250% due 03/06/2030	0.290%	06/20/2009	BCLY	0.544%	43,300	(45)	0	(45)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	75,800	(160)	0	(160)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	BCLY	28.870%	1,300	(514)	0	(514)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.650%	09/20/2012	DUB	28.870%	2,200	(875)	0	(875)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	4,500	(1,932)	0	(1,932)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.900%	09/20/2012	JPM	28.870%	7,500	(3,213)	0	(3,213)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.950%	09/20/2012	JPM	28.870%	10,000	(4,275)	0	(4,275)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	JPM	28.870%	1,000	(396)	0	(396)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	MLP	28.870%	2,000	(797)	0	(797)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.250%	03/20/2009	DUB	22.138%	1,000	(62)	0	(62)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.400%	06/20/2009	MLP	24.348%	400	(45)	0	(45)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	BCLY	7.398%	2,600	(73)	0	(73)
General Electric Capital Corp. 6.000% due 06/15/2012	0.700%	03/20/2009	BNP	7.398%	1,100	(33)	0	(33)
General Electric Capital Corp. 6.000% due 06/15/2012	0.780%	03/20/2011	BNP	6.571%	6,300	(740)	0	(740)
General Electric Capital Corp. 6.000% due 06/15/2012	1.250%	03/20/2013	BNP	6.113%	2,000	(309)	0	(309)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	03/20/2009	BOA	7.398%	1,100	(32)	0	(32)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	13,700	(410)	0	(410)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	2,200	(65)	0	(65)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	6,300	(486)	0	(486)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	2,800	(214)	0	(214)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	1,800	(136)	0	(136)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	DUB	7.398%	1,900	(54)	0	(54)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2011	DUB	6.520%	32,700	(4,102)	0	(4,102)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	12/20/2010	GSC	6.632%	1,900	(202)	0	(202)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	8,800	(168)	0	(168)
General Electric Capital Corp. 6.000% due 06/15/2012	1.200%	03/20/2010	RBS	6.975%	16,700	(1,255)	0	(1,255)
General Motors Corp. 7.125% due 07/15/2013	8.150%	03/20/2013	BCLY	36.581%	10,000	(4,749)	0	(4,749)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	600	(319)	0	(319)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	BOA	37.109%	3,300	(1,769)	0	(1,769)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	DUB	37.109%	1,800	(962)	0	(962)
General Motors Corp. 7.125% due 07/15/2013	8.150%	03/20/2013	GSC	36.581%	10,000	(4,749)	0	(4,749)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	700	(375)	0	(375)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	MSC	37.109%	800	(427)	0	(427)
General Motors Corp. 7.125% due 07/15/2013	8.150%	03/20/2013	UBS	36.581%	1,100	(522)	0	(522)
GMAC LLC 6.875% due 08/28/2012	3.650%	09/20/2012	BCLY	48.784%	2,000	(1,053)	0	(1,053)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2009	CITI	88.715%	15,900	(4,657)	(2,067)	(2,590)
GMAC LLC 6.875% due 08/28/2012	3.720%	09/20/2012	CITI	48.784%	2,800	(1,471)	0	(1,471)
GMAC LLC 6.875% due 08/28/2012	3.200%	09/20/2012	DUB	48.784%	5,500	(2,924)	0	(2,924)
GMAC LLC 6.875% due 08/28/2012	3.200%	09/20/2012	GSC	48.784%	4,300	(2,286)	0	(2,286)
GMAC LLC 6.875% due 08/28/2012	3.250%	09/20/2012	JPM	48.784%	7,500	(3,983)	0	(3,983)
GMAC LLC 6.875% due 08/28/2012	3.370%	09/20/2012	JPM	48.784%	10,000	(5,297)	0	(5,297)
GMAC LLC 6.875% due 08/28/2012	3.670%	09/20/2012	JPM	48.784%	13,000	(6,839)	0	(6,839)
GMAC LLC 6.875% due 08/28/2012	3.750%	09/20/2012	JPM	48.784%	2,000	(1,050)	0	(1,050)
GMAC LLC 6.875% due 08/28/2012	4.850%	09/20/2012	JPM	48.784%	8,300	(4,249)	0	(4,249)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MLP	88.109%	7,200	(2,815)	(450)	(2,365)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.820%	09/20/2012	BEAR	4.610%	3,500	(419)	0	(419)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.810%	09/20/2012	BNP	4.610%	10,000	(1,201)	0	(1,201)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.820%	09/20/2012	BNP	4.610%	25,000	(2,995)	0	(2,995)

138	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issuers - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.820%	09/20/2012	JPM	4.610%	$5,000	$(599)	$0	$(599)
Indonesia Government International Bond 6.750% due 03/10/2014	0.438%	06/20/2009	RBS	1.075%	43,300	(194)	0	(194)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	06/20/2009	RBS	1.075%	6,000	(26)	0	(26)
Indonesia Government International Bond 6.750% due 03/10/2014	1.310%	12/20/2011	RBS	3.088%	4,900	(253)	0	(253)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	3,200	1	0	1
JSC Gazprom 8.625% due 04/28/2034	0.860%	11/20/2011	MSC	4.115%	38,400	(3,350)	0	(3,350)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	5,100	(4,299)	0	(4,299)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	3,600	(3,042)	0	(3,042)
Panama Government International Bond 8.875% due 09/30/2027	0.750%	01/20/2012	MSC	1.710%	500	(14)	0	(14)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.250%	05/20/2009	HSBC	0.244%	6,000	6	0	6
Russia Government International Bond 7.500% due 03/31/2030	0.275%	06/20/2009	BCLY	2.345%	43,300	(607)	0	(607)
Russia Government International Bond 7.500% due 03/31/2030	0.305%	12/20/2008	MSC	2.248%	6,000	(21)	0	(21)
SLM Corp. 5.125% due 08/27/2012	5.050%	03/20/2013	BNP	17.182%	6,200	(1,710)	0	(1,710)
SLM Corp. 5.125% due 08/27/2012	4.910%	06/20/2009	DUB	19.714%	2,900	(272)	0	(272)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	8,000	(64)	0	(64)
Ukraine Government International Bond 7.650% due 06/11/2013	0.700%	04/20/2009	HSBC	5.404%	4,300	(96)	0	(96)
Ukraine Government International Bond 7.650% due 06/11/2013	0.490%	06/20/2009	HSBC	5.504%	43,300	(1,470)	0	(1,470)

						$(137,330)	$(2,517)	$(134,813)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$11,100	$1,086	$791	$295
CDX.HY-10 Index	(5.000%)	06/20/2013	GSC	100,000	9,781	7,750	2,031
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	87,500	8,558	6,635	1,923
CDX.HY-10 Index	(5.000%)	06/20/2013	RBS	16,000	1,565	1,240	325
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	101,600	561	(1,024)	1,585
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	427,500	2,362	(2,331)	4,693
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	9,200	51	(107)	158
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	16,200	90	(164)	254

					$24,054	$12,790	$11,264

Credit Default Swaps on Credit Indices - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	1.846%	06/20/2012	CITI	$2,800	$(249)	$0	$(249)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	2,800	(222)	0	(222)
CDX.HY-8 Index 25-35%	2.179%	06/20/2012	CITI	1,800	(140)	0	(140)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	5,500	(493)	0	(493)
CDX.HY-8 Index 25-35%	1.847%	06/20/2012	MLP	1,900	(169)	0	(169)
CDX.HY-8 Index 25-35%	2.070%	06/20/2012	MLP	3,900	(318)	0	(318)
CDX.HY-8 Index 25-35%	2.127%	06/20/2012	MLP	1,700	(135)	0	(135)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	3,000	(244)	0	(244)
CDX.HY-8 Index 25-35%	2.140%	06/20/2012	MSC	4,700	(372)	0	(372)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	1,800	(141)	0	(141)
CDX.HY-8 Index 35-100%	0.355%	06/20/2012	CITI	38,554	(1,480)	0	(1,480)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	8,943	(342)	0	(342)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	10,334	(382)	0	(382)
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	22,200	251	0	251
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	40,300	470	0	470
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	4,600	3	0	3
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	8,300	11	0	11
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	9,900	11	0	11
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	6,400	(35)	(89)	54
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	11,300	50	0	50
CDX.IG-10 5 Year Index 30-100%	0.463%	06/20/2013	GSC	14,200	21	0	21
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	13,500	(1,406)	(2,199)	793

					$(5,311)	$(2,288)	$(3,023)

See Accompanying Notes	Semiannual Report	September 30, 2008	139

Schedule of Investments  Low Duration Fund  (Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	49,200	$(901)	$0	$(901)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		32,100	(562)	0	(562)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		12,800	(219)	0	(219)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		25,000	(172)	(45)	(127)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		25,000	(169)	(36)	(133)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		21,200	(56)	29	(85)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		19,300	(12)	17	(29)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	(905)	(32)	(873)
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	(1,415)	(391)	(1,024)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$113,700	768	(305)	1,073
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		156,700	1,059	(367)	1,426
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		900	10	20	(10)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		109,200	1,176	2,133	(957)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		66,800	719	1,218	(499)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		900	10	20	(10)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		42,100	453	254	199
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		4,400	(167)	(203)	36
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		3,100	(118)	(152)	34
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,100	(42)	(52)	10
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		15,400	(561)	153	(714)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		45,600	(1,660)	66	(1,726)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		113,600	(4,131)	(899)	(3,232)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		156,200	(5,679)	91	(5,770)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		31,600	(1,408)	716	(2,124)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		10,600	(472)	173	(645)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		26,000	(1,159)	532	(1,691)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		21,400	(954)	341	(1,295)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	123,800	2,463	524	1,939
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	77,900	(147)	250	(397)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		46,700	(88)	164	(252)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		43,200	(59)	326	(385)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		40,200	(55)	323	(378)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		8,800	(137)	(208)	71
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		17,300	206	(180)	386
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		14,500	(66)	(27)	(39)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		53,200	7,880	14,450	(6,570)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		2,200	(312)	98	(410)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	23,900	(196)	0	(196)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		9,100	(42)	0	(42)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		25,800	(1,028)	10	(1,038)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		7,000	(289)	0	(289)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		7,100	(297)	0	(297)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		7,600	(326)	0	(326)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		3,500	(143)	0	(143)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		2,000	(85)	1	(86)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$40,200	(408)	17	(425)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		250,800	(2,540)	173	(2,713)

							$(12,236)	$19,202	$(31,438)

Interest Rate Cap/Floor Swaps

Pay/Receive Floating Rate	Floating Rate Index	Cap/ Floor	Cap/ Floor Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	12/24/2008	JPM	EUR	20,700	$(59)	$(302)	$243

140	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(l)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$177,300	$1,862	$1,421
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	131,000	1,401	967
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	90,200	961	666
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	35,100	393	259
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	216,600	2,046	1,599
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	268,100	2,357	1,058
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	74,000	766	301
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	184,200	1,989	934
Call -OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	303,500	3,235	2,241
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	127,300	1,346	1,375

							$16,356	$10,821

(m)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	899	$502	$545
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	899	508	1,156

				$1,010	$1,701

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$39,700	$868	$877
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	28,700	921	898
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	30,600	768	627
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	20,200	660	563
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	30,100	997	839
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,700	386	326
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	72,200	2,257	2,012
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	89,400	2,228	1,608
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	32,000	795	460
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	61,400	1,851	1,233
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	101,100	3,278	2,818
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	42,400	1,298	1,363

							$16,307	$13,624

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$572,100	$10,094
Sales	9,266	308,300	15,300
Closing Buys	0	(320,900)	(3,430)
Expirations	(7,468)	0	(4,647)
Exercised	0	0	0

Balance at 09/30/2008	1,798	$559,500	$17,317

(n) Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	10/01/2023	$370,710	$372,679	$368,104
Fannie Mae	5.500%	10/01/2023	49,700	50,611	50,096
U.S. Treasury Notes	2.125%	04/30/2010	38,600	38,591	39,162
U.S. Treasury Notes	2.375%	08/31/2010	213,800	215,456	215,877
U.S. Treasury Notes	3.125%	11/30/2009	32,200	32,550	33,052
U.S. Treasury Notes	3.250%	12/31/2009	252,300	255,680	257,349

				$965,567	$963,640

(6)	Market value includes $1,165 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2008	141

Schedule of Investments  Low Duration Fund  (Cont.)

(o)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	3,819	04/2009	$0	$(19)	$(19)
Buy		HSBC	3,832	04/2009	0	(19)	(19)
Buy	AUD	MSC	6,447	10/2008	0	(266)	(266)
Sell		MSC	6,447	10/2008	0	(21)	(21)
Buy		UBS	4,379	10/2008	0	(302)	(302)
Sell	BRL	BNP	3,946	12/2008	8	0	8
Sell		HSBC	45,887	12/2008	3,242	0	3,242
Sell		JPM	10,968	12/2008	461	0	461
Buy		MSC	344,115	12/2008	0	(13,072)	(13,072)
Sell		MSC	74,082	12/2008	4,071	0	4,071
Sell		RBC	11,952	12/2008	277	0	277
Sell		UBS	33,793	12/2008	831	0	831
Buy		RBC	11,952	06/2009	0	(284)	(284)
Sell	CHF	MSC	42,105	12/2008	435	0	435
Buy	CLP	HSBC	2,743,870	12/2008	0	(708)	(708)
Buy	CNY	BCLY	16,446	11/2008	0	(36)	(36)
Buy		BOA	12,289	11/2008	0	(28)	(28)
Buy		DUB	59,648	11/2008	0	(137)	(137)
Buy		HSBC	13,254	11/2008	0	(30)	(30)
Buy		JPM	60,896	11/2008	0	(134)	(134)
Buy		UBS	12,296	11/2008	0	(27)	(27)
Buy		BCLY	89,648	07/2009	0	(925)	(925)
Buy		DUB	284,103	07/2009	0	(2,949)	(2,949)
Buy		HSBC	90,750	07/2009	0	(840)	(840)
Buy		JPM	88,551	07/2009	0	(973)	(973)
Buy	EUR	BCLY	12,022	10/2008	0	(834)	(834)
Buy		BOA	2,220	10/2008	0	(145)	(145)
Sell		CITI	63,593	10/2008	0	(207)	(207)
Buy		HSBC	3,330	10/2008	0	(216)	(216)
Buy		JPM	888	10/2008	0	(63)	(63)
Buy		MSC	1,110	10/2008	0	(77)	(77)
Sell		UBS	108,748	10/2008	6,064	0	6,064
Buy	GBP	BOA	2,450	10/2008	0	(186)	(186)
Buy		UBS	31,996	10/2008	0	(2,477)	(2,477)
Sell		UBS	130,485	11/2008	4,499	0	4,499
Buy	INR	BCLY	185,924	11/2008	0	(387)	(387)
Buy		DUB	138,368	11/2008	0	(462)	(462)
Buy		HSBC	350,676	11/2008	0	(1,182)	(1,182)
Buy		JPM	538,036	11/2008	0	(1,710)	(1,710)
Sell		JPM	213,494	11/2008	113	0	113
Sell	JPY	DUB	1,273,925	10/2008	0	(227)	(227)
Buy	KWD	HSBC	578	04/2009	0	(67)	(67)
Buy	MXN	BCLY	118	11/2008	0	(1)	(1)
Sell		BCLY	274	11/2008	2	0	2
Buy		HSBC	78	11/2008	0	0	0
Buy		JPM	78	11/2008	0	0	0
Buy	MYR	BCLY	33,510	11/2008	0	(646)	(646)
Buy		BOA	8,624	11/2008	0	(156)	(156)
Buy		DUB	8,613	11/2008	0	(159)	(159)
Buy		HSBC	8,643	11/2008	0	(151)	(151)
Buy		JPM	7,696	11/2008	0	(134)	(134)
Buy		JPM	30,599	02/2009	0	(603)	(603)
Buy	PHP	HSBC	212,000	11/2008	0	(293)	(293)
Buy		JPM	212,900	11/2008	0	(258)	(258)
Buy		BCLY	49,300	02/2009	0	(51)	(51)
Buy		DUB	24,000	02/2009	0	(32)	(32)
Buy		HSBC	59,330	02/2009	0	(64)	(64)
Buy		JPM	83,561	02/2009	0	(66)	(66)
Buy		MLP	18,700	02/2009	0	(25)	(25)
Buy		MSC	66,200	02/2009	0	(75)	(75)
Buy		RBS	18,300	02/2009	0	(24)	(24)
Buy		LEH	12,500	12/2010	0	(14)	(14)
Sell		LEH	12,500	12/2010	0	(7)	(7)
Sell	RUB	HSBC	388,164	11/2008	1,391	0	1,391
Buy		JPM	388,164	11/2008	0	(689)	(689)
Buy		JPM	388,164	05/2009	0	(1,334)	(1,334)
Sell		UBS	388,164	05/2009	1,224	0	1,224
Buy	SAR	HSBC	3,923	04/2009	0	(15)	(15)
Buy		JPM	3,915	04/2009	0	(14)	(14)
Buy	SGD	BCLY	15,915	11/2008	0	(523)	(523)
Sell		BCLY	3,854	11/2008	6	0	6
Buy		BOA	15,733	11/2008	0	(611)	(611)
Buy		CITI	7,318	11/2008	0	(107)	(107)

142	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	DUB	16,550	11/2008	$0	$(561)	$(561)
Buy		JPM	24,964	11/2008	0	(794)	(794)
Sell		JPM	3,854	11/2008	5	0	5
Sell		MSC	3,854	11/2008	5	0	5
Buy		UBS	15,657	11/2008	0	(604)	(604)
Sell		UBS	3,855	11/2008	4	0	4
Sell	ZAR	HSBC	11,656	12/2008	76	0	76
Buy		UBS	11,656	12/2008	2	0	2

					$22,716	$(37,021)	$(14,305)

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$11,139,916	$83,860	$11,223,776
Short Sales, at value	0	(962,475)	0	(962,475)
Other Financial Instruments ++	96,804	(182,902)	(4,495)	(90,593)

Total	$96,804	$9,994,539	$79,365	$10,170,708

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$133,258	$66,017	$124	$0	$(6,402)	$(109,137)	$83,860
Other Financial Instruments ++	(3,360)	0	0	0	(2,617)	1,482	(4,495)

Total	$129,898	$66,017	$124	$0	$(9,019)	$(107,655)	$79,365

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	143

Schedule of Investments  Low Duration Fund II

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 20.2%

BANKING & FINANCE 18.2%

Allstate Life Global Funding Trusts
3.250% due 03/23/2009	$300	$299
5.375% due 04/30/2013	400	386

American Express Centurion Bank
2.507% due 06/12/2009	1,600	1,547

American Express Credit Corp.
2.547% due 11/09/2009	1,000	946

American International Group, Inc.
2.895% due 10/18/2011	100	59
4.950% due 03/20/2012	100	62
8.250% due 08/15/2018	400	233

Bank of America Corp.
2.918% due 11/06/2009	400	391
8.000% due 12/29/2049	3,100	2,457

Bank of America N.A.
2.810% due 02/27/2009	800	798
3.099% due 06/15/2016	3,300	2,977

Bear Stearns Cos. LLC
2.901% due 08/21/2009	500	495
2.901% due 02/23/2010	1,900	1,871
2.927% due 05/18/2010	1,600	1,568
3.186% due 07/19/2010	900	882
6.950% due 08/10/2012	1,000	1,011

CIT Group, Inc.
2.946% due 01/30/2009	2,900	2,613
3.212% due 12/19/2008	500	494

Citigroup Funding, Inc.
2.805% due 12/08/2008	600	597
3.190% due 04/23/2009	2,400	2,361
3.476% due 06/26/2009	400	391

Citigroup, Inc.
3.799% due 12/28/2009	500	484
3.809% due 12/26/2008	1,100	1,092
5.125% due 02/14/2011	700	654
5.500% due 04/11/2013	1,400	1,223

General Electric Capital Corp.
2.825% due 10/26/2009	200	199
2.849% due 03/12/2010	900	888
2.856% due 01/20/2010	1,300	1,291

Goldman Sachs Group, Inc.
3.129% due 07/23/2009	3,700	3,508

KeyBank N.A.
5.061% due 06/02/2010	700	697

Lehman Brothers Holdings, Inc.
2.881% due 10/22/2008 (a)	5,800	754
2.907% due 11/16/2009 (a)	900	117

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	900	899
2.893% due 12/04/2009	800	761
2.894% due 08/14/2009	200	193
3.234% due 12/22/2008	1,500	1,451

Metropolitan Life Global Funding I
2.847% due 05/17/2010	1,100	1,086
5.125% due 04/10/2013	3,200	3,112

Morgan Stanley
2.852% due 05/07/2009	800	694
2.881% due 01/15/2010	1,300	1,003
2.912% due 02/09/2009	700	610
3.228% due 11/21/2008	500	493

Pacific Life Global Funding
5.150% due 04/15/2013	1,800	1,800

Pricoa Global Funding I
2.845% due 07/27/2009	2,500	2,482

Principal Life Income Funding Trusts
5.300% due 04/24/2013	300	299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Corp.
2.846% due 10/28/2008	$600	$597
2.921% due 10/15/2011	2,700	1,863
5.500% due 05/01/2013	200	166
7.980% due 02/28/2049	5,000	2,092

		52,946

INDUSTRIALS 1.2%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	2,900	2,352

Amgen, Inc.
2.889% due 11/28/2008	600	598

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	600	590

		3,540

UTILITIES 0.8%

Dominion Resources, Inc.
3.866% due 06/17/2010	2,200	2,198

Total Corporate Bonds & Notes (Cost $71,541)		58,684

U.S. GOVERNMENT AGENCIES 50.6%

Fannie Mae
3.657% due 10/25/2030	172	171
4.278% due 07/01/2042	373	372
4.328% due 09/01/2041	824	819
4.438% due 09/01/2028	211	210
4.478% due 08/01/2030 - 10/01/2030	402	400
4.652% due 07/01/2035	594	601
4.655% due 01/01/2035	651	658
4.945% due 12/01/2034	2,967	3,043
4.980% due 06/01/2035	3,613	3,634
5.000% due 11/01/2017 - 11/01/2038	43,986	43,856
5.500% due 02/01/2009 - 10/01/2038	30,218	30,394
5.875% due 01/01/2024	132	134
6.000% due 03/01/2016 - 06/01/2038	27,421	27,832
6.250% due 02/01/2011	2,100	2,198
6.500% due 09/01/2012 - 12/25/2042	506	519
8.000% due 11/25/2023	194	207
9.250% due 10/25/2018	6	6
10.500% due 05/01/2012	48	53

Federal Housing Administration
7.430% due 07/01/2024	913	918

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	9,084	8,883
2.718% due 02/15/2019	2,970	2,895
2.838% due 12/15/2030	572	563
2.888% due 06/15/2018	169	166
4.278% due 02/25/2045	813	740
4.875% due 06/13/2018	600	609
4.916% due 07/01/2035	844	847
5.000% due 11/01/2018 - 07/15/2024	2,346	2,355
5.340% due 07/01/2023	85	86
5.500% due 10/01/2038	1,000	994
6.000% due 02/01/2016 - 07/01/2038	1,158	1,175
6.500% due 07/25/2043	1,526	1,566
8.500% due 06/01/2025	9	10

Ginnie Mae
3.688% due 09/20/2030	47	47
5.125% due 10/20/2025	385	390

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.375% due 04/20/2022 - 05/20/2027	$818	$830
5.625% due 07/20/2023 - 07/20/2030	730	739
6.000% due 10/01/2038	5,000	5,068
6.500% due 04/15/2036	2,151	2,204
7.000% due 11/15/2022	143	151
7.500% due 02/15/2022 - 03/15/2024	195	211
7.750% due 01/17/2030	22	24
8.000% due 03/15/2023 - 05/15/2024	69	75
9.000% due 07/20/2016 - 08/15/2030	113	124

Total U.S. Government Agencies (Cost $146,731)		146,777

U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Notes
3.125% due 11/30/2009	800	812

Total U.S. Treasury Obligations (Cost $808)		812

MORTGAGE-BACKED SECURITIES 10.4%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,082	1,668
4.390% due 02/25/2045	586	394

Banc of America Funding Corp.
4.135% due 05/25/2035	4,654	3,968

Bear Stearns Adjustable Rate Mortgage Trust
4.734% due 01/25/2034	462	455
4.750% due 10/25/2035	2,711	2,663
5.425% due 04/25/2033	1,133	1,064
5.600% due 02/25/2033	94	88
6.752% due 02/25/2033	63	63

Bear Stearns Alt-A Trust
5.370% due 05/25/2035	1,212	1,031

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	84

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	772	695

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	14	13

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	500	434

Countrywide Alternative Loan Trust
6.500% due 06/25/2033	10	10

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	870	774
4.797% due 11/25/2034	462	406
5.250% due 02/20/2036	1,149	825

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	159	145
5.357% due 06/25/2032	3	3

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	478	448

First Horizon Alternative Mortgage Securities
4.740% due 06/25/2034	751	625

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	563	484

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	200	170

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	663	596
5.993% due 08/10/2045	600	514

144	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSR Mortgage Loan Trust
4.513% due 06/25/2034	$836	$748
4.539% due 09/25/2035	4,009	3,431

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	265	250

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	83
5.882% due 02/15/2051	200	171

JPMorgan Mortgage Trust
5.021% due 02/25/2035	126	110

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	651	645

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	103	93

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	336

Merrill Lynch Mortgage Investors, Inc.
4.487% due 02/25/2035	1,353	1,098

Morgan Stanley Capital I
2.548% due 10/15/2020	179	161

Prime Mortgage Trust
3.607% due 02/25/2019	54	51
3.607% due 02/25/2034	319	292

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	378	314
3.337% due 03/25/2037	868	548
3.360% due 09/19/2032	328	300
9.415% due 06/25/2029	348	372

Structured Asset Securities Corp.
5.034% due 10/25/2035	349	296
5.044% due 07/25/2032	7	6

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	443	425

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	679	601
2.578% due 09/15/2021	480	439
5.509% due 04/15/2047	300	250

WaMu Mortgage Pass-Through Certificates
3.477% due 12/25/2045	371	242
3.497% due 10/25/2045	243	154
3.585% due 01/25/2047	299	180
3.948% due 02/27/2034	908	858
4.055% due 11/25/2042	73	65
4.255% due 06/25/2042	146	133

Total Mortgage-Backed Securities (Cost $34,779)		30,272

ASSET-BACKED SECURITIES 10.0%

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	43	31

Asset-Backed Funding Certificates
3.267% due 01/25/2037	276	261

Asset-Backed Securities Corp. Home Equity
3.482% due 09/25/2034	151	133
4.138% due 03/15/2032	527	444

BA Credit Card Trust
3.068% due 04/15/2013	400	392
3.188% due 12/15/2014	1,700	1,626

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
3.267% due 01/25/2037	$751	$704
4.207% due 08/25/2037	1,066	870

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	720	688

Chase Issuance Trust
2.498% due 02/15/2011	1,700	1,697
4.319% due 09/15/2015	2,700	2,693

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	42	36

Countrywide Asset-Backed Certificates
3.257% due 03/25/2037	462	445
3.257% due 05/25/2037	813	791
3.257% due 06/25/2037	1,681	1,635
3.257% due 07/25/2037	1,951	1,849
3.387% due 09/25/2036	2,236	2,066
3.687% due 12/25/2031	162	118

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	352	338
3.297% due 12/25/2037	1,065	1,022

Daimler Chrysler Auto Trust
3.417% due 07/08/2011	600	597
3.967% due 09/10/2012	300	295

First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 01/25/2038	692	651

Fremont Home Loan Trust
3.267% due 01/25/2037	333	314

GSAMP Trust
3.277% due 12/25/2036	470	433

GSR Mortgage Loan Trust
3.307% due 11/25/2030	11	11

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	184	179

HSBC Asset Loan Obligation
3.267% due 12/25/2036	1,860	1,711

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	1,347	1,280

Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	209	204

JPMorgan Mortgage Acquisition Corp.
3.257% due 08/25/2036	122	119

Lehman XS Trust
3.277% due 05/25/2046	81	78

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	19	14

MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036	309	302

Morgan Stanley ABS Capital I
3.257% due 11/25/2036	517	500

Option One Mortgage Loan Trust
3.257% due 01/25/2037	394	379

Park Place Securities, Inc.
3.519% due 10/25/2034	700	591

Securitized Asset-Backed Receivables LLC Trust
3.267% due 12/25/2036	349	324

SLM Student Loan Trust
3.100% due 01/26/2015	192	191
4.173% due 04/25/2023	2,700	2,710

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Securities Corp.
3.497% due 01/25/2033	$47	$39

Wells Fargo Home Equity Trust
3.257% due 01/25/2037	165	161

Total Asset-Backed Securities (Cost $30,394)		28,922

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.3%

Bank of America Corp.
7.250% due 12/31/2049	1,000	835

Total Convertible Preferred Stocks (Cost $1,000)		835

PREFERRED STOCKS 1.8%

DG Funding Trust
5.051% due 12/31/2049	510	5,202

Total Preferred Stocks (Cost $5,100)		5,202

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.4%

COMMERCIAL PAPER 4.0%

Federal Home Loan Bank
0.100% due 10/07/2008	$5,900	5,900

Freddie Mac
2.500% due 11/24/2008	5,800	5,778

		11,678

REPURCHASE AGREEMENTS 4.9%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	14,200	14,200

(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $14,504. Repurchase proceeds are $14,200.)

U.S. TREASURY BILLS 0.5%
1.592% due 11/28/2008- 12/26/2008 (b)(c)	1,500	1,491

Total Short-Term Instruments (Cost $27,374)		27,369

PURCHASED OPTIONS (g) 0.1%
(Cost $730)		429

Total Investments 103.1% (Cost $318,457)		$299,302

Written Options (h) (0.2%) (Premiums $740)		(614)

Other Assets and Liabilities (Net) (2.9%)		(8,353)

Net Assets 100.0%		$290,335

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $745 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

See Accompanying Notes	Semiannual Report	September 30, 2008	145

Schedule of Investments  Low Duration Fund II  (Cont.)

(d)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $1,310 at a weighted average interest rate of 2.659%. On September 30, 2008, there were no open reverse repurchase agreements.
(e)	Cash of $1,969 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	583	$1,281
90-Day Eurodollar December Futures	Long	12/2009	59	(56)
90-Day Eurodollar June Futures	Long	06/2009	349	118
90-Day Eurodollar March Futures	Long	03/2009	496	583
90-Day Eurodollar March Futures	Long	03/2010	34	(21)
90-Day Eurodollar September Futures	Long	09/2009	148	226
U.S. Treasury 10-Year Note December Futures	Long	12/2008	2	(3)

				$2,128

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	2.100%	03/20/2013	BCLY	14.972%	$300	$(100)	$0	$(100)
American International Group, Inc. 6.250% due 05/01/2036	1.380%	06/20/2013	GSC	14.711%	500	(178)	0	(178)
American International Group, Inc. 6.250% due 05/01/2036	1.360%	06/20/2013	RBS	14.711%	500	(179)	0	(179)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%	1,100	(74)	0	(74)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	500	(39)	0	(39)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	200	(15)	0	(15)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	100	(8)	0	(8)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	200	(11)	0	(11)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.820%	09/20/2012	BEAR	4.610%	1,000	(120)	0	(120)

						$(724)	$0	$(724)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(40)	$0	$(40)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,000	(90)	0	(90)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	1,000	(81)	0	(81)
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	700	(72)	(102)	30

					$ (283)	$(102)	$(181)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC	$ 3,100	$21	$(8)	$29
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS	4,200	28	(10)	38
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY	400	4	9	(5)

146	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA	$ 3,000	$32	$59	$(27)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB	2,300	25	47	(22)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP	400	4	9	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC	300	(11)	(14)	3
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP	100	(4)	(5)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	100	(4)	(5)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	2,400	(87)	(49)	(38)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA	7,400	(269)	32	(301)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	800	(36)	3	(39)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	1,100	(49)	17	(66)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	800	(35)	16	(51)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP	1,000	(10)	0	(10)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS	6,500	(66)	4	(70)

						$(457)	$105	$(562)

(g)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$6,700	$76	$54
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,400	47	32
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,000	32	22
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	7,400	83	55
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	7,200	68	53
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	21,200	186	84
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	15,000	162	76
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	7,200	76	53

							$730	$429

(h)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	25	$14	$15
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	25	14	32

				$28	$47

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$2,200	$71	$69
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,000	25	20
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	700	23	20
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,000	33	28
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,500	83	70
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,400	75	67
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	7,000	174	126
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	5,000	151	100
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,400	77	67

							$712	$567

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$24,500	$506
Sales	252	10,000	469
Closing Buys	(202)	(10,300)	(235)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2008	50	$24,200	$740

See Accompanying Notes	Semiannual Report	September 30, 2008	147

Schedule of Investments  Low Duration Fund II  (Cont.)

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (5)
U.S. Treasury Notes	2.125%	04/30/2010	$1,000	$1,000	$1,015
U.S. Treasury Notes	2.375%	08/31/2010	4,500	4,535	4,550
U.S. Treasury Notes	3.125%	11/30/2009	3,300	3,336	3,378
U.S. Treasury Notes	3.250%	12/31/2009	500	508	513

				$9,379	$9,456

(5)	Market value includes $54 of interest payable on short sales.

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$298,384	$918	$299,302
Short Sales, at value	0	(9,402)	0	(9,402)
Other Financial Instruments ++	2,128	(2,000)	(120)	8

Total	$2,128	$286,982	$798	$289,908

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$938	$(16)	$(1)	$0	$(3)	$0	$918
Other Financial Instruments ++	(1)	0	0	0	(61)	(58)	(120)

Total	$937	$(16)	$(1)	$0	$(64)	$(58)	$798

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

148	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund III	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 31.7%

BANKING & FINANCE 24.7%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$200	$193

American Express Centurion Bank
2.507% due 06/12/2009	1,000	967

American Honda Finance Corp.
2.852% due 02/09/2010	1,000	995

ANZ National International Ltd.
2.842% due 08/07/2009	300	299
6.200% due 07/19/2013	200	199

Bank of America Corp.
8.000% due 12/29/2049	3,500	2,774

Bank of America N.A.
2.819% due 06/12/2009	300	299
2.876% due 12/18/2008	100	100
3.099% due 06/15/2016	800	722

Bank of Ireland
3.072% due 12/19/2008	1,100	1,098

Bear Stearns Cos. LLC
2.927% due 05/18/2010	300	294
3.061% due 07/16/2009	100	99

Calabash Re Ltd.
11.219% due 01/08/2010	300	304
13.719% due 01/08/2010	300	310

Citigroup Funding, Inc.
3.476% due 06/26/2009	200	195

Citigroup Global Markets Holdings, Inc.
3.244% due 01/12/2009	100	99

Citigroup, Inc.
2.957% due 05/18/2010	1,100	1,016
3.799% due 12/28/2009	500	484
3.809% due 12/26/2008	200	199
5.125% due 02/14/2011	300	280
5.500% due 04/11/2013	700	612
8.400% due 04/29/2049	800	546

Credit Agricole S.A.
2.809% due 05/28/2009	200	199
2.859% due 05/28/2010	200	198

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	100	77
7.375% due 10/28/2009	200	161
7.875% due 06/15/2010	100	76

Goldman Sachs Group, Inc.
2.892% due 11/10/2008	100	99
3.294% due 12/22/2008	300	296
3.812% due 03/30/2009	300	289

HSBC Finance Corp.
2.899% due 03/12/2010	800	751
2.954% due 12/05/2008	200	199
3.052% due 05/10/2010	100	92

ICICI Bank Ltd.
3.328% due 01/12/2010	300	291

JPMorgan Chase & Co.
6.625% due 03/15/2012	2,600	2,558

KeyBank N.A.
5.061% due 06/02/2010	300	299

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	200	26
2.907% due 11/16/2009 (a)	300	39
2.911% due 08/21/2009 (a)	300	39
2.951% due 05/25/2010 (a)	100	13
3.011% due 12/23/2010 (a)	200	26
5.625% due 01/24/2013 (a)	300	39

Merrill Lynch & Co., Inc.
2.886% due 01/30/2009	300	293

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.893% due 12/04/2009	$300	$285
2.894% due 08/14/2009	200	193
3.000% due 07/25/2011	300	259

Metropolitan Life Global Funding I
2.847% due 05/17/2010	400	395
5.125% due 04/10/2013	1,700	1,653

Morgan Stanley
2.881% due 01/15/2010	300	231
2.912% due 02/09/2009	1,400	1,220
3.035% due 01/18/2011	400	261

Mystic Re Ltd.
9.111% due 12/05/2008	300	300

Pacific Life Global Funding
5.150% due 04/15/2013	1,000	1,000

Residential Capital LLC
5.912% due 05/22/2009	300	137

SLM Corp.
2.940% due 07/27/2009	200	176
2.960% due 07/26/2010	100	76

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,100	1,006

UBS AG
3.714% due 05/05/2010	800	797

Wachovia Corp.
7.980% due 02/28/2049	4,500	1,883

		28,016

INDUSTRIALS 4.0%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	500	406

Anadarko Petroleum Corp.
3.219% due 09/15/2009	200	198

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	200	201

Daimler Finance North America LLC
3.169% due 03/13/2009	300	299
3.241% due 08/03/2009	300	299
3.331% due 10/31/2008	700	695

Gaz Capital S.A.
7.510% due 07/31/2013	500	486

Home Depot, Inc.
2.944% due 12/16/2009	600	565

Kimberly-Clark Corp.
2.899% due 07/30/2010	400	398

Tyco International Group S.A.
6.125% due 01/15/2009	1,000	1,003

		4,550

UTILITIES 3.0%

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	2,700	2,844

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	600	592

		3,436

Total Corporate Bonds & Notes (Cost $42,366)		36,002

U.S. GOVERNMENT AGENCIES 55.3%

Fannie Mae
3.307% due 01/25/2021	831	817
3.407% due 10/27/2037	1,900	1,750
3.557% due 09/25/2042	247	243
3.607% due 05/25/2031	216	210

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.278% due 07/01/2042	$69	$68
4.316% due 08/01/2029	233	232
4.328% due 09/01/2041	150	149
4.445% due 05/01/2035	104	105
4.478% due 09/01/2040	23	23
4.500% due 08/01/2035 (d)	551	552
4.652% due 07/01/2035	108	109
4.965% due 11/01/2035	187	188
5.000% due 03/25/2017 - 10/01/2038	2,998	2,970
5.000% due 04/01/2020 - 10/01/2023 (d)	12,801	12,741
5.009% due 11/01/2035	67	68
5.468% due 03/01/2035	28	29
5.500% due 02/01/2009 - 10/01/2038	2,113	2,119
5.500% due 06/01/2021 - 05/01/2037 (d)	26,009	26,228
5.793% due 02/01/2031	62	63
6.000% due 03/01/2017 - 11/01/2017	346	355
6.000% due 09/01/2036 (d)	1,000	1,014
6.156% due 11/01/2034	60	61
6.250% due 02/01/2011	900	942
6.500% due 11/01/2037 - 12/25/2042	118	121

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	3,387	3,312
2.718% due 02/15/2019	1,204	1,174
2.838% due 12/15/2030	76	75
2.888% due 06/15/2018	48	47
2.938% due 11/15/2030	14	14
3.247% due 12/25/2036	464	446
4.278% due 02/25/2045	116	106
4.692% due 06/01/2035 (d)	484	480
4.706% due 08/01/2035 (d)	553	558
4.875% due 06/13/2018	200	203
4.916% due 07/01/2035	177	178
5.000% due 11/01/2018 - 07/15/2024	291	292
5.500% due 10/01/2038	1,000	994
6.000% due 03/01/2016 - 08/01/2016	79	80
6.000% due 01/01/2037 (d)	393	398
6.500% due 07/25/2043	187	192

Ginnie Mae
5.000% due 02/20/2032	45	45
5.375% due 06/20/2027 - 05/20/2030	95	97
6.000% due 03/15/2037 - 10/01/2038	1,997	2,025
6.500% due 04/15/2036 (d)	988	1,013
8.500% due 10/20/2026	15	16

Total U.S. Government Agencies (Cost $62,798)		62,902

U.S. TREASURY OBLIGATIONS 3.0%

U.S. Treasury Notes
2.375% due 08/31/2010	2,000	2,017
3.125% due 11/30/2009	600	609
3.250% due 12/31/2009	800	813

Total U.S. Treasury Obligations (Cost $3,440)		3,439

MORTGAGE-BACKED SECURITIES 20.7%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	375	301
4.390% due 02/25/2045	73	49

Banc of America Funding Corp.
4.135% due 05/25/2035	2,069	1,764

See Accompanying Notes	Semiannual Report	September 30, 2008	149

Schedule of Investments  Low Duration Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
4.734% due 01/25/2034	$71	$70
4.750% due 10/25/2035	407	400
5.425% due 04/25/2033	139	130
5.600% due 02/25/2033	9	9
6.752% due 02/25/2033	6	6

Bear Stearns Alt-A Trust
5.370% due 05/25/2035	216	184
5.504% due 09/25/2035	51	41

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	84

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	257	232

Citigroup Mortgage Loan Trust, Inc.
3.277% due 01/25/2037	564	515
4.700% due 12/25/2035	74	69
4.900% due 12/25/2035	107	102

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	200	174

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	339	336
6.500% due 06/25/2033	1	1

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	320	285
4.797% due 11/25/2034	178	156
5.250% due 02/20/2036	181	130

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	96	95

GMAC Mortgage Corp. Loan Trust
5.353% due 11/19/2035	108	90

Greenpoint Mortgage Funding Trust
3.287% due 01/25/2047	154	146

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	200	170

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	252	227
5.993% due 08/10/2045	200	171

GSR Mortgage Loan Trust
4.513% due 06/25/2034	119	106
4.539% due 09/25/2035	601	515

JPMorgan Chase Commercial Mortgage Securities Corp.
5.882% due 02/15/2051	300	257

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	150	149

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	34	31

Mellon Residential Funding Corp.
2.928% due 12/15/2030	615	572

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	300	252

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	94	77

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	41	37

Morgan Stanley Capital I
2.548% due 10/15/2020	72	65

Prime Mortgage Trust
3.607% due 02/25/2019	13	13
3.607% due 02/25/2034	36	32

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	149	89
4.580% due 02/25/2034	224	202
5.288% due 08/25/2034	295	270

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	$114	$104
3.337% due 03/25/2037	316	199
3.487% due 02/25/2036	67	43

Structured Asset Securities Corp.
5.034% due 10/25/2035	131	111
5.233% due 01/25/2032	4	4

Thornburg Mortgage Securities Trust
3.317% due 03/25/2046	232	224
3.317% due 11/25/2046	127	121

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	302	267
2.578% due 09/15/2021	137	125

WaMu Mortgage Pass-Through Certificates
2.870% due 11/25/2034	223	152
3.477% due 12/25/2045	67	44
3.497% due 10/25/2045	35	22
3.585% due 01/25/2047	75	45
4.198% due 09/25/2046	140	91
4.255% due 06/25/2042	70	64
4.274% due 05/25/2041	25	23

Washington Mutual MSC Mortgage Pass-Through Certificates
6.044% due 02/25/2033	15	15

Wells Fargo Mortgage-Backed Securities Trust
4.612% due 01/25/2034	14,094	13,254

Total Mortgage-Backed Securities (Cost $25,216)		23,512

ASSET-BACKED SECURITIES 24.6%

Accredited Mortgage Loan Trust
3.247% due 09/25/2036	129	127

Asset-Backed Funding Certificates
3.267% due 01/25/2037	79	74

Atrium CDO Corp.
3.225% due 06/27/2015	576	550

BA Credit Card Trust
2.688% due 01/15/2013	2,700	2,632
2.708% due 04/16/2012	200	197
3.068% due 04/15/2013	800	783
3.188% due 12/15/2014	800	765
3.688% due 12/16/2013	1,000	983

Bear Stearns Asset-Backed Securities Trust
3.267% due 01/25/2037	215	201
4.207% due 08/25/2037	444	363

Carrington Mortgage Loan Trust
3.307% due 06/25/2037	193	178

Citibank Credit Card Issuance Trust
2.866% due 07/25/2011	400	395

Citigroup Mortgage Loan Trust, Inc.
3.267% due 01/25/2037	183	180
3.267% due 05/25/2037	492	451
3.267% due 07/25/2045	869	791

Countrywide Asset-Backed Certificates
3.257% due 01/25/2037	16	15
3.257% due 05/25/2037	497	483
3.387% due 09/25/2036	839	775
3.687% due 12/25/2031	27	20

Credit-Based Asset Servicing & Securitization LLC
3.327% due 07/25/2037	2,586	2,412

First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 01/25/2038	247	232

Ford Credit Auto Owner Trust
3.088% due 07/15/2010	558	558

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

GE-WMC Mortgage Securities LLC
3.247% due 08/25/2036		$67	$64

GSAMP Trust
3.327% due 12/25/2035		6	6
3.497% due 03/25/2034		43	43

GSR Mortgage Loan Trust
3.307% due 11/25/2030		3	3

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036		5,091	4,690
3.257% due 12/25/2036		49	46

Lehman XS Trust
3.287% due 11/25/2046		5,514	5,270

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034		6	5

Morgan Stanley ABS Capital I
3.257% due 07/25/2036		104	97
3.257% due 11/25/2036		3,534	3,416

Securitized Asset-Backed Receivables LLC Trust
3.267% due 12/25/2036		175	162

SLM Student Loan Trust
3.050% due 07/25/2013		189	187
3.100% due 01/26/2015		96	96
3.300% due 10/25/2017		400	382

Soundview Home Equity Loan Trust
3.287% due 01/25/2037		331	323

Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034		27	27

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		55	54

Total Asset-Backed Securities (Cost $29,110)			28,036

SOVEREIGN ISSUES 0.5%

Export-Import Bank of Korea
2.901% due 06/01/2009		300	298

Korea Development Bank
2.928% due 04/03/2010		300	296

Total Sovereign Issues (Cost $600)			594

FOREIGN CURRENCY-DENOMINATED ISSUES 0.2%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	400	186

Total Foreign Currency-Denominated Issues (Cost $206)			186

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.7%

Bank of America Corp.
7.250% due 12/31/2049		1,000	835

Total Convertible Preferred Stocks (Cost $1,000)			835

PREFERRED STOCKS 0.6%

DG Funding Trust
5.051% due 12/31/2049		65	663

Total Preferred Stocks (Cost $687)			663

150	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 4.9%

CERTIFICATES OF DEPOSIT 0.0%

Bank of Ireland
2.831% due 01/15/2010	$50	$50

REPURCHASE AGREEMENTS 4.2%

Deutsche Bank AG
0.500% due 10/01/2008	4,800	4,800

(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $4,823. Repurchase proceeds are $4,800.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.7%
1.658% due 12/11/2008 (b)(c)	$750	$744

Total Short-Term Instruments (Cost $5,598)		5,594

PURCHASED OPTIONS (g) 0.1%
(Cost $214)		127

Total Investments 142.3% (Cost $171,235)		$161,890

Written Options (h) (0.2%) (Premiums $225)		(191)

Other Assets and Liabilities (Net) (42.1%)		(47,948)

Net Assets 100.0%		$113,751

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $496 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $35,601 at a weighted average interest rate of 2.459%. On September 30, 2008, securities valued at $42,984 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $1,083 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	10	$8
90-Day Euribor June Futures	Long	06/2009	4	16
90-Day Euribor March Futures	Long	03/2009	7	23
90-Day Eurodollar December Futures	Long	12/2008	325	867
90-Day Eurodollar December Futures	Long	12/2009	18	(17)
90-Day Eurodollar June Futures	Long	06/2009	59	20
90-Day Eurodollar March Futures	Long	03/2009	186	454
90-Day Eurodollar March Futures	Long	03/2010	12	(8)
90-Day Eurodollar September Futures	Long	09/2009	102	315
U.S. Treasury 10-Year Note December Futures	Long	12/2008	2	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	10	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	4	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	40	93
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	50	95

				$1,853

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	1.380%	06/20/2013	GSC	14.711%	$300	$(107)	$0	$(107)
American International Group, Inc. 6.250% due 05/01/2036	1.360%	06/20/2013	RBS	14.711%	300	(107)	0	(107)
Brazilian Government International Bond 12.250% due 03/06/2030	0.290%	06/20/2009	BCLY	0.544%	1,000	(1)	0	(1)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.400%	03/20/2013	BNP	3.473%	200	7	0	7
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	06/20/2010	BCLY	6.824%	200	(18)	0	(18)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	200	(19)	0	(19)
General Electric Capital Corp. 6.000% due 06/15/2012	0.940%	12/20/2010	BNP	6.632%	200	(21)	0	(21)
General Electric Capital Corp. 6.000% due 06/15/2012	1.250%	03/20/2013	BNP	6.113%	100	(15)	0	(15)
General Electric Capital Corp. 6.000% due 06/15/2012	1.300%	03/20/2013	BNP	6.113%	100	(15)	0	(15)

See Accompanying Notes	Semiannual Report	September 30, 2008	151

Schedule of Investments  Low Duration Fund III  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	1.120%	12/20/2010	CITI	6.632%	$200	$(21)	$0	$(21)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	09/20/2010	DUB	6.710%	200	(19)	0	(19)
General Motors Corp. 7.125% due 07/15/2013	8.150%	03/20/2013	UBS	36.581%	400	(190)	0	(190)
GMAC LLC 6.875% due 08/28/2012	1.850%	09/20/2009	MLP	79.633%	1,000	(437)	0	(437)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.820%	09/20/2012	BEAR	4.610%	400	(48)	0	(48)
Indonesia Government International Bond 6.750% due 03/10/2014	0.438%	06/20/2009	RBS	1.075%	1,000	(5)	0	(5)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%	400	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	0.860%	11/20/2011	MSC	4.115%	400	(35)	0	(35)
JSC Gazprom 8.625% due 04/28/2034	2.480%	02/20/2013	MSC	4.293%	1,000	(64)	0	(64)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.190%	09/20/2009	BCLY	Defaulted	200	(169)	0	(169)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	200	(169)	0	(169)
Russia Government International Bond 7.500% due 03/31/2030	0.275%	06/20/2009	BCLY	2.345%	1,000	(14)	0	(14)
SLM Corp. 5.125% due 08/27/2012	5.050%	03/20/2013	BNP	17.182%	200	(55)	0	(55)
Ukraine Government International Bond 7.650% due 06/11/2013	0.490%	06/20/2009	HSBC	5.504%	1,000	(34)	0	(34)

						$(1,557)	$0	$(1,557)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$200	$19	$14	$5
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	2,500	245	194	51
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	200	1	(1)	2
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	3,900	21	(23)	44
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	1,500	9	(16)	25

					$295	$168	$127

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(40)	$0	$(40)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	1,100	13	0	13
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	100	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	100	0	0	0
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	800	(4)	(11)	7
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	1,000	(104)	(146)	42

					$(135)	$(157)	$22

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

152	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	600	$(11)	$0	$(11)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		400	(7)	0	(7)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	(2)	0	(2)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		400	(3)	(1)	(2)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		400	(2)	0	(2)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		200	(1)	0	(1)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		200	0	0	0
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		6,700	(18)	(5)	(13)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,400	9	(4)	13
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		2,000	13	(5)	18
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		100	1	2	(1)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		1,300	14	25	(11)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		1,000	11	21	(10)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		100	1	2	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		200	(8)	(9)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		100	(4)	(5)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		1,500	(54)	(30)	(24)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		4,800	(174)	21	(195)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,100	(49)	30	(79)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(18)	1	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		300	(13)	5	(18)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	1,900	37	8	29
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	800	(1)	3	(4)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		500	(1)	2	(3)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		500	(1)	4	(5)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		500	(1)	4	(5)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100	(1)	(2)	1
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		100	0	0	0
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		800	119	218	(99)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM	EUR	200	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		200	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		200	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		100	(4)	0	(4)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		100	(4)	0	(4)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		$4,600	(47)	3	(50)

							$(243)	$288	$(531)

(g)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$2,100	$24	$17
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,300	14	9
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	900	9	7
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,600	18	12
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,400	23	18
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	6,500	57	26
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	4,200	45	21
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,300	24	17

							$214	$127

(h)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	11	$6	$7
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	11	6	14

				$12	$21

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$ 700	$22	$22
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	300	8	6
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	6
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	9
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	500	16	14

See Accompanying Notes	Semiannual Report	September 30, 2008	153

Schedule of Investments  Low Duration Fund III  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	$ 800	$25	$22
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	2,300	57	41
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	1,400	42	28
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	26	22

							$213	$170

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$7,800	$158
Sales	118	2,900	164
Closing Buys	(96)	(3,400)	(97)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2008	22	$7,300	$225

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
U.S. Treasury Notes	2.125%	04/30/2010	$500	$500	$507
U.S. Treasury Notes	2.375%	08/31/2010	4,000	4,031	4,044
U.S. Treasury Notes	3.125%	11/30/2009	2,400	2,427	2,459
U.S. Treasury Notes	3.250%	12/31/2009	1,600	1,623	1,641

				$8,581	$8,651

(6)	Market value includes $51 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	67	04/2009	$0	$0	$0
Buy		HSBC	67	04/2009	0	0	0
Buy	AUD	MSC	92	10/2008	0	(4)	(4)
Sell		MSC	184	10/2008	4	0	4
Buy		UBS	61	10/2008	0	(4)	(4)
Sell	BRL	BNP	38	12/2008	0	0	0
Buy		HSBC	2,674	12/2008	0	(184)	(184)
Sell		HSBC	38	12/2008	0	0	0
Sell		JPM	181	12/2008	5	0	5
Sell		MSC	1,212	12/2008	71	0	71
Sell		RBC	1,558	12/2008	36	0	36
Buy		UBS	1,774	12/2008	0	(39)	(39)
Sell		UBS	1,420	12/2008	78	0	78
Buy		RBC	1,558	06/2009	0	(37)	(37)
Buy	CLP	MSC	35,403	12/2008	0	(9)	(9)
Buy	CNY	BCLY	217	11/2008	0	(1)	(1)
Buy		BOA	163	11/2008	0	0	0
Buy		DUB	774	11/2008	0	(2)	(2)
Buy		HSBC	177	11/2008	0	(1)	(1)
Buy		JPM	795	11/2008	0	(2)	(2)
Buy		UBS	163	11/2008	0	0	0
Buy		BCLY	1,019	07/2009	0	(11)	(11)
Buy		DUB	3,421	07/2009	0	(36)	(36)
Buy		HSBC	1,066	07/2009	0	(10)	(10)
Buy		JPM	1,104	07/2009	0	(12)	(12)
Buy	EUR	BCLY	96	10/2008	0	(7)	(7)
Buy		BOA	18	10/2008	0	(1)	(1)
Buy		CITI	423	10/2008	1	(7)	(6)
Sell		CITI	303	10/2008	0	(1)	(1)
Buy		DUB	43	10/2008	0	(2)	(2)
Buy		GSC	202	10/2008	0	(11)	(11)
Buy		HSBC	27	10/2008	0	(2)	(2)
Buy		JPM	7	10/2008	0	(1)	(1)
Buy		MSC	9	10/2008	0	(1)	(1)
Sell		UBS	825	10/2008	46	0	46
Buy	GBP	BOA	32	10/2008	0	(3)	(3)

154	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	UBS	430	10/2008	$0	$(33)	$(33)
Sell		UBS	1,812	11/2008	63	0	63
Buy	INR	BCLY	4,926	11/2008	0	(10)	(10)
Buy		JPM	3,740	11/2008	0	(8)	(8)
Sell		JPM	1,512	11/2008	1	0	1
Buy	KWD	HSBC	10	04/2009	0	(1)	(1)
Buy	MYR	BCLY	433	11/2008	0	(8)	(8)
Buy		BOA	113	11/2008	0	(2)	(2)
Buy		DUB	113	11/2008	0	(2)	(2)
Buy		HSBC	113	11/2008	0	(2)	(2)
Buy		JPM	104	11/2008	0	(2)	(2)
Buy		JPM	393	02/2009	0	(8)	(8)
Buy	PHP	HSBC	3,000	11/2008	0	(4)	(4)
Buy		JPM	2,600	11/2008	0	(3)	(3)
Buy		BCLY	500	02/2009	0	(1)	(1)
Buy		HSBC	650	02/2009	0	(1)	(1)
Buy		JPM	1,908	02/2009	0	(1)	(1)
Buy		MSC	1,100	02/2009	0	(1)	(1)
Buy	RUB	HSBC	3,237	11/2008	0	(5)	(5)
Sell		HSBC	3,237	11/2008	12	0	12
Buy		JPM	3,237	05/2009	0	(12)	(12)
Sell		UBS	3,237	05/2009	10	0	10
Buy	SAR	HSBC	69	04/2009	0	0	0
Buy		JPM	69	04/2009	0	0	0
Buy	SGD	BCLY	313	11/2008	0	(10)	(10)
Sell		BCLY	72	11/2008	0	0	0
Buy		BOA	163	11/2008	0	(6)	(6)
Buy		CITI	562	11/2008	0	(8)	(8)
Buy		JPM	589	11/2008	0	(9)	(9)
Sell		JPM	72	11/2008	0	0	0
Sell		MSC	72	11/2008	0	0	0
Buy		UBS	163	11/2008	0	(6)	(6)
Sell		UBS	72	11/2008	0	0	0
Sell	ZAR	HSBC	194	12/2008	1	0	1
Buy		JPM	37	12/2008	0	0	0
Buy		UBS	157	12/2008	0	0	0

					$328	$(531)	$(203)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$161,206	$684	$161,890
Short Sales, at value	0	(8,600)	0	(8,600)
Other Financial Instruments ++	1,853	(2,263)	(103)	(513)

Total	$1,853	$150,343	$581	$152,777

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$1,922	$691	$3	$0	$(91)	$(1,841)	$684
Other Financial Instruments ++	(23)	0	0	0	(34)	(46)	(103)

Total	$1,899	$691	$3	$0	$(125)	$(1,887)	$581

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	155

Schedule of Investments  Moderate Duration Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%

Daimler Finance North America LLC
6.820% due 08/03/2012	$7,920	$5,380

Total Bank Loan Obligations (Cost $7,588)		5,380

CORPORATE BONDS & NOTES 26.7%

BANKING & FINANCE 19.8%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	2,100	2,029

American Express Bank FSB
2.787% due 06/12/2017	18,000	13,509
3.248% due 06/22/2009	2,740	2,702

American General Finance Corp.
6.900% due 12/15/2017	13,000	6,036

American International Group, Inc.
2.895% due 10/18/2011	200	119
4.950% due 03/20/2012	700	432
5.375% due 10/18/2011	100	64
5.850% due 01/16/2018	100	50
8.250% due 08/15/2018	1,800	1,047

ANZ National International Ltd.
2.842% due 08/07/2009	3,200	3,192
6.200% due 07/19/2013	2,600	2,583

Bank of America Corp.
2.918% due 11/06/2009	2,000	1,956
8.000% due 12/29/2049	17,200	13,632

Bank of America N.A.
2.810% due 02/27/2009	4,000	3,988
3.099% due 06/15/2016	17,500	15,788

Bank of Ireland
3.072% due 12/19/2008	4,900	4,892

Bear Stearns Cos. LLC
3.186% due 07/19/2010	15,500	15,197
6.950% due 08/10/2012	8,100	8,190

Citigroup Funding, Inc.
2.805% due 12/08/2008	3,100	3,085
3.476% due 06/26/2009	2,200	2,149

Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009	20,700	20,419

Citigroup, Inc.
3.799% due 12/28/2009	2,100	2,033
5.500% due 04/11/2013	7,500	6,553
6.200% due 03/15/2009	110	108
8.400% due 04/29/2049	16,500	11,252

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	3,600	3,496

Credit Agricole S.A.
2.809% due 05/28/2009	2,500	2,490
2.859% due 05/28/2010	2,900	2,876

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	2,200	1,685
5.800% due 01/12/2009	3,300	3,133
7.250% due 10/25/2011	400	255
7.375% due 10/28/2009	2,100	1,689
7.375% due 02/01/2011	500	332
7.875% due 06/15/2010	1,500	1,146
8.625% due 11/01/2010	700	497

General Electric Capital Corp.
2.831% due 01/05/2009	1,500	1,496
2.851% due 10/06/2010	900	886
2.856% due 01/20/2010	12,600	12,514
2.874% due 08/15/2011	100	98

GMAC LLC
6.000% due 12/15/2011	500	223

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Goldman Sachs Group, Inc.
3.191% due 07/22/2015	$5,649	$3,509
3.250% due 12/23/2008	12,300	12,121
3.812% due 03/30/2009	6,800	6,546

HSBC Finance Corp.
2.846% due 10/21/2009	2,300	2,183

ICICI Bank Ltd.
3.328% due 01/12/2010	4,700	4,566

Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	4,600	598
2.889% due 01/23/2009 (a)	2,000	260
2.907% due 11/16/2009 (a)	9,600	1,248
2.951% due 05/25/2010 (a)	2,500	325
5.625% due 01/24/2013 (a)	2,500	325

Longpoint Re Ltd.
8.069% due 05/08/2010	1,300	1,323

Merrill Lynch & Co., Inc.
2.893% due 12/04/2009	3,700	3,520
3.234% due 12/22/2008	12,500	12,088

Morgan Stanley
2.881% due 01/15/2010	9,700	7,483
4.904% due 05/14/2010	4,200	3,068

Mystic Re Ltd.
9.111% due 12/05/2008	4,100	4,099
12.811% due 06/07/2011	1,100	1,124

National Australia Bank Ltd.
3.252% due 02/08/2010	18,400	18,385

Osiris Capital PLC
7.791% due 01/15/2010	1,600	1,610

Petroleum Export Ltd.
5.265% due 06/15/2011	456	452

Principal Life Income Funding Trusts
5.300% due 04/24/2013	1,900	1,896

Residential Reinsurance 2007 Ltd.
13.061% due 06/07/2010	500	516

Santander U.S. Debt S.A. Unipersonal
2.820% due 11/20/2008	1,500	1,497

Wachovia Corp.
2.861% due 12/01/2009	6,000	5,225
5.500% due 05/01/2013	400	331
7.980% due 02/28/2049	41,400	17,325

		285,444

INDUSTRIALS 5.8%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	8,970	7,276

Anadarko Petroleum Corp.
3.219% due 09/15/2009	2,900	2,867

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	1,900	1,914

Daimler Finance North America LLC
3.249% due 03/13/2009	15,800	15,733

Gaz Capital S.A.
8.625% due 04/28/2034	17,900	16,736

HJ Heinz Co.
6.428% due 12/01/2020	800	801

Philip Morris International, Inc.
4.875% due 05/16/2013	29,100	28,709

Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	6,746

Time Warner, Inc.
3.034% due 11/13/2009	2,700	2,593

		83,375

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.1%

AT&T, Inc.
2.894% due 02/05/2010	$1,700	$1,694

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	461	434

Verizon Communications, Inc.
6.100% due 04/15/2018	16,000	14,790

		16,918

Total Corporate Bonds & Notes (Cost $465,551)		385,737

MUNICIPAL BONDS & NOTES 0.1%

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	1,500	1,547

Total Municipal Bonds & Notes (Cost $1,494)		1,547

U.S. GOVERNMENT AGENCIES 72.0%

Fannie Mae
3.267% due 07/25/2037	4,078	3,743
3.607% due 11/25/2032	8	9
4.784% due 01/01/2027	97	97
4.832% due 06/01/2035	13,018	13,080
5.000% due 12/01/2013 - 11/01/2038	467,364	464,618
5.000% due 05/01/2038 (g)	46,861	45,698
5.500% due 03/01/2016 - 11/01/2038	141,738	141,992
5.500% due 09/01/2034 (g)	103,890	103,826
6.000% due 09/25/2016 - 10/01/2038	125,467	127,123
6.500% due 01/01/2013 - 06/25/2044	14,886	14,884
7.000% due 05/01/2012 - 05/01/2032	207	218
7.500% due 03/01/2015 - 07/25/2041	254	273
8.000% due 06/01/2015 - 08/01/2031	41	43
12.000% due 05/01/2016	2	2

Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023	277	279

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	42,879	41,927
2.718% due 02/15/2019	15,490	15,102
4.000% due 05/01/2019	107	102
4.500% due 05/01/2018 - 05/01/2034	866	849
4.875% due 06/13/2018	2,900	2,945
5.000% due 04/15/2016 - 01/01/2037	9,278	9,261
5.500% due 06/01/2017 - 12/01/2034	1,921	1,911
6.000% due 09/01/2013 - 12/01/2037	10,165	10,308
6.500% due 07/25/2043	5	5
7.000% due 04/01/2032	35	37
7.500% due 05/01/2015	2	2
8.000% due 01/01/2012	5	5
8.500% due 04/15/2025	266	289

Ginnie Mae
2.938% due 10/16/2030	35	35
3.088% due 02/16/2030	622	624
3.138% due 02/16/2030	423	422
5.000% due 09/15/2017 - 12/15/2017	137	139

156	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.125% due 11/20/2017 - 11/20/2025	$57	$58
5.375% due 03/20/2020 - 03/20/2028	277	279
5.500% due 01/15/2017 - 09/20/2034	14,059	13,534
6.000% due 07/20/2015 - 08/20/2034	138	140
6.500% due 01/20/2034 - 08/20/2034	104	107
7.000% due 07/15/2031 - 12/15/2032	102	107
7.500% due 04/20/2027 - 01/15/2031	469	503
8.000% due 04/15/2017 - 11/15/2022	1,064	1,159
9.000% due 06/15/2009 - 10/15/2017	7	7
9.500% due 08/15/2021 - 12/15/2021	16	18

Small Business Administration
4.340% due 03/01/2024	62	58
4.504% due 02/10/2014	46	44
4.750% due 07/01/2025	15,889	15,307
5.130% due 09/01/2023	15	15
6.090% due 07/01/2011	45	45
6.640% due 02/01/2011	751	769
7.449% due 08/10/2010	763	775

U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,029
5.290% due 08/01/2017	5,000	5,032

Total U.S. Government Agencies (Cost $1,043,220)		1,039,834

U.S. TREASURY OBLIGATIONS 0.7%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	1,155	1,004
2.625% due 07/15/2017	1,061	1,091

U.S. Treasury Notes
3.125% due 11/30/2009	8,500	8,625

Total U.S. Treasury Obligations (Cost $10,827)		10,720

MORTGAGE-BACKED SECURITIES 4.0%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	1,977	1,329
5.660% due 09/25/2045	9,710	6,618

Banc of America Funding Corp.
4.135% due 05/25/2035	3,232	2,756

Bear Stearns Adjustable Rate Mortgage Trust
5.600% due 02/25/2033	234	219
6.752% due 02/25/2033	116	115

Bear Stearns Alt-A Trust
5.370% due 05/25/2035	4,155	3,534
5.504% due 09/25/2035	1,022	825

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	84

Citigroup Mortgage Loan Trust, Inc.
4.748% due 08/25/2035	15,460	14,710

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	500	434

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	2	2

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	343	219
4.727% due 02/20/2035	4,441	3,951
4.797% due 11/25/2034	2,487	2,187

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	$79	$72

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	100	85

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	3,061	2,751
5.993% due 08/10/2045	700	599

Indymac ARM Trust
5.371% due 01/25/2032	85	84

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	83
5.882% due 02/15/2051	200	171

JPMorgan Mortgage Trust
5.021% due 02/25/2035	2,337	2,037

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	337

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	1,415	1,150

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	407	368

Prime Mortgage Trust
3.607% due 02/25/2019	121	115
3.607% due 02/25/2034	656	600

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	1,567	1,428

Structured Asset Securities Corp.
5.957% due 02/25/2032	32	29

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	2,151	2,064

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	3,397	3,006
5.509% due 04/15/2047	300	250

WaMu Mortgage Pass-Through Certificates
3.497% due 10/25/2045	901	571
3.948% due 02/27/2034	8	7
4.055% due 11/25/2042	332	296

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	4,982	4,408

Total Mortgage-Backed Securities (Cost $63,763)		57,494

ASSET-BACKED SECURITIES 2.6%

Asset-Backed Funding Certificates
3.267% due 01/25/2037	1,302	1,229

BA Credit Card Trust
3.068% due 04/15/2013	2,100	2,055

Brazos Student Finance Corp.
2.700% due 06/01/2023	437	431

Ford Credit Auto Owner Trust
3.908% due 06/15/2012	30,000	29,240

Fremont Home Loan Owner Trust
3.997% due 12/25/2029	211	155

HFC Home Equity Loan Asset-Backed Certificates
3.478% due 01/20/2034	2,686	2,327

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	1,038	965

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	87	67

SLM Student Loan Trust
3.100% due 01/26/2015	863	859

Total Asset-Backed Securities (Cost $38,667)		37,328

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.3%

Hydro Quebec
3.528% due 09/29/2049		$5,000	$4,490

Total Sovereign Issues (Cost $4,616)			4,490

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%

Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	6,000	8,522

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	800	727

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	200,000	1,854

Total Foreign Currency-Denominated Issues (Cost $8,269)			11,103

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.3%

Bank of America Corp.
7.250% due 12/31/2049		5,000	4,176

Total Convertible Preferred Stocks (Cost $5,000)			4,176

PREFERRED STOCKS 0.7%

DG Funding Trust
5.051% due 12/31/2049		912	9,303

Total Preferred Stocks (Cost $9,440)			9,303

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.5%

COMMERCIAL PAPER 2.1%

Freddie Mac
2.500% due 11/24/2008		$30,200	30,087

REPURCHASE AGREEMENTS 4.3%

Barclays Capital, Inc.
2.250% due 10/01/2008		21,500	21,500
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $21,984. Repurchase proceeds are $21,501.)

JPMorgan Chase Bank N.A.
0.450% due 10/06/2008		6,150	6,150
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $6,151. Repurchase proceeds are $6,150.)

Merrill Lynch & Co., Inc.
0.500% due 10/06/2008		27,914	27,914
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $28,092. Repurchase proceeds are $27,914.)

State Street Bank and Trust Co.
1.000% due 10/01/2008		6,273	6,273
(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $6,400. Repurchase proceeds are $6,273.)

			61,837

See Accompanying Notes	Semiannual Report	September 30, 2008	157

Schedule of Investments  Moderate Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 2.1%
0.960% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)	$30,760	$30,535

Total Short-Term Instruments (Cost $122,628)		122,459

PURCHASED OPTIONS (j) 0.1%
(Cost $3,447)		2,136

Total Investments 117.2% (Cost $1,784,510)		$1,691,707

Written Options (k) (0.2%) (Premiums $3,514)		(2,998)

Other Assets and Liabilities (Net) (17.0%)		(245,336)

Net Assets 100.0%		$1,443,373

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $1,487 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $27,793 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $258 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $38,345 at a weighted average interest rate of 2.522%. On September 30, 2008, securities valued at $116,854 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $13,519 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	124	$101
90-Day Euribor June Futures	Long	06/2009	50	196
90-Day Euribor March Futures	Long	03/2009	84	272
90-Day Eurodollar December Futures	Long	12/2008	3,661	8,378
90-Day Eurodollar December Futures	Long	12/2009	152	16
90-Day Eurodollar June Futures	Long	06/2009	1,968	1,985
90-Day Eurodollar March Futures	Long	03/2009	3,433	6,329
90-Day Eurodollar March Futures	Long	03/2010	116	(1)
90-Day Eurodollar September Futures	Long	09/2009	265	408
U.S. Treasury 10-Year Note December Futures	Long	12/2008	184	(201)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	130	(46)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	56	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	517	1,173
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	634	1,291

				$19,899

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	2.100%	03/20/2013	BCLY	14.972%	$2,100	$(701)	$0	$(701)
American International Group, Inc. 6.250% due 05/01/2036	1.630%	06/20/2013	DUB	14.711%	13,800	(4,833)	0	(4,833)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	1.200%	06/20/2013	BNP	1.390%	25,000	(189)	0	(189)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.400%	03/20/2013	BNP	3.473%	1,500	52	0	52
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.700%	06/20/2009	RBS	4.727%	7,000	59	0	59
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.150%	06/20/2010	RBS	4.382%	7,000	95	0	95
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	11,100	(23)	0	(23)

158	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.650%	09/20/2012	BCLY	28.870%	$1,000	$(398)	$0	$(398)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	300	(129)	0	(129)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.250%	03/20/2009	DUB	22.138%	1,000	(62)	0	(62)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.400%	06/20/2009	MLP	24.348%	400	(45)	0	(45)
Freddie Mac 5.080% due 02/07/2019	0.720%	03/20/2013	BCLY	Defaulted	3,000	(74)	0	(74)
General Electric Capital Corp. 6.000% due 06/15/2012	1.670%	03/20/2013	BCLY	6.113%	12,100	(1,708)	0	(1,708)
General Electric Capital Corp. 6.000% due 06/15/2012	1.270%	06/20/2013	BCLY	6.056%	15,000	(2,371)	0	(2,371)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	5,300	(159)	0	(159)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	1,000	(77)	0	(77)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	600	(45)	0	(45)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	DUB	7.398%	900	(25)	0	(25)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	12/20/2010	GSC	6.632%	800	(85)	0	(85)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	4,300	(82)	0	(82)
General Electric Capital Corp. 6.000% due 06/15/2012	1.270%	06/20/2013	RBS	6.056%	10,000	(1,581)	0	(1,581)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	200	(106)	0	(106)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	BOA	37.109%	500	(268)	0	(268)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	DUB	37.109%	300	(160)	0	(160)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	DUB	36.081%	15,000	(7,945)	(2,550)	(5,395)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	100	(54)	0	(54)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	MSC	37.109%	100	(53)	0	(53)
GMAC LLC 6.875% due 08/28/2012	3.650%	09/20/2012	BCLY	48.784%	1,000	(526)	0	(526)
GMAC LLC 6.875% due 08/28/2012	3.200%	09/20/2012	GSC	48.784%	500	(266)	0	(266)
GMAC LLC 6.875% due 08/28/2012	4.850%	09/20/2012	JPM	48.784%	1,400	(717)	0	(717)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.940%	09/20/2012	CSFB	4.610%	3,100	(360)	0	(360)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.880%	09/20/2012	DUB	4.610%	1,500	(177)	0	(177)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	1,000	0	0	0
JSC Gazprom 8.625% due 04/28/2034	0.860%	11/20/2011	MSC	4.115%	5,700	(497)	0	(497)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	200	0	0	0
JSC Gazprom 9.625% due 03/01/2013	0.360%	05/20/2009	HSBC	3.689%	2,000	(39)	0	(39)
Panama Government International Bond 8.875% due 09/30/2027	1.250%	01/20/2017	JPM	2.386%	700	(49)	0	(49)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.650%	09/20/2010	CSFB	4.939%	1,000	(4)	0	(4)
Russia Government International Bond 7.500% due 03/31/2030	0.795%	08/20/2012	MSC	2.585%	5,100	(310)	0	(310)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	500	(46)	0	(46)
SLM Corp. 5.125% due 08/27/2012	5.050%	03/20/2013	BNP	17.182%	1,600	(441)	0	(441)
SLM Corp. 5.125% due 08/27/2012	5.600%	09/20/2009	CITI	19.723%	5,800	(670)	0	(670)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	4,000	(32)	0	(32)

						$(25,101)	$(2,550)	$(22,551)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$900	$88	$64	$24
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	2,900	16	(16)	32
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	8,700	48	(23)	71
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	19,400	107	(208)	315
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	2,400	14	(24)	38

					$273	$(207)	$480

See Accompanying Notes	Semiannual Report	September 30, 2008	159

Schedule of Investments  Moderate Duration Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$800	$(63)	$0	$(63)
CDX.HY-8 Index 25-35%	2.179%	06/20/2012	CITI	500	(39)	0	(39)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,400	(125)	0	(125)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	1,300	(106)	0	(106)
CDX.HY-8 Index 35-100%	0.355%	06/20/2012	CITI	6,161	(237)	0	(237)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	4,968	(190)	0	(190)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	1,391	(51)	0	(51)
CDX.IG-9 5 Year Index 30-100%	0.758%	12/20/2012	BCLY	13,100	177	0	177
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	8,500	98	0	98
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	9,300	(51)	(130)	79
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	1,700	8	0	8
CDX.IG-10 5 Year Index 30-100%	0.463%	06/20/2013	GSC	2,100	3	0	3
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	200	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	500	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	600	1	0	1
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	800	(83)	(131)	48

					$(658)	$(261)	$(397)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	7,400	$(136)	$0	$(136)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		4,800	(84)	0	(84)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,900	(33)	0	(33)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		3,600	(25)	(6)	(19)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		3,600	(24)	(5)	(19)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		3,200	(8)	4	(12)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		2,900	(2)	2	(4)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(112)	(47)	(65)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		4,300	(67)	(2)	(65)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		4,300	(67)	(2)	(65)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	3	2	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		$1,800	19	40	(21)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		15,600	168	305	(137)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		11,500	124	235	(111)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		1,800	19	40	(21)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		1,100	12	7	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		200	(8)	(9)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		100	(4)	(5)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		100	(4)	(5)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		4,900	(191)	54	(245)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,700	(120)	41	(161)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	17,500	348	74	274
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	11,400	(11)	37	(48)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		6,800	(7)	24	(31)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		6,300	(8)	48	(56)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		5,800	(7)	47	(54)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		1,300	(21)	(31)	10
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		3,100	39	(32)	71
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		600	(3)	(1)	(2)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		9,700	1,427	2,638	(1,211)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		400	(57)	18	(75)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	5,100	(42)	0	(42)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		1,400	(6)	0	(6)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		3,500	(139)	1	(140)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		900	(37)	0	(37)

160	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS	EUR	700	$(29)	$0	$(29)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		1,100	(47)	0	(47)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		500	(20)	0	(20)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		200	(8)	0	(8)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$5,600	(57)	2	(59)

							$775	$3,474	$(2,699)

Interest Rate Cap/Floor Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Cap/ Floor	Cap/ Floor Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	12/24/2008	JPM	EUR	3,000	$(9)	$(43)	$34

(j)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$44,300	$481	$355
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,600	210	145
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,400	143	99
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,300	59	39
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	32,400	306	239
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	95,700	841	378
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	66,300	716	336
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	45,800	488	338
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	19,200	203	207

							$3,447	$2,136

(k)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	129	$72	$78
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	129	73	166

				$145	$244

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$5,900	$129	$130
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	10,200	328	319
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,600	115	94
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,000	98	84
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,500	149	125
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,800	59	50
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	10,800	338	301
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	31,900	795	574
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	22,100	666	444
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	15,300	496	427
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	6,400	196	206

							$3,369	$2,754

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$118,200	$2,432
Sales	1,370	46,400	2,289
Closing Buys	(1,112)	(48,100)	(1,207)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2008	258	$116,500	$3,514

See Accompanying Notes	Semiannual Report	September 30, 2008	161

Schedule of Investments  Moderate Duration Fund  (Cont.)

(l)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$75,900	$74,693	$75,604
U.S. Treasury Notes	2.125%	04/30/2010	5,500	5,499	5,580
U.S. Treasury Notes	2.375%	08/31/2010	23,400	23,581	23,649
U.S. Treasury Notes	3.125%	11/30/2009	12,900	13,042	13,174
U.S. Treasury Notes	3.250%	12/31/2009	33,400	33,850	34,235

				$150,665	$152,242

(6)	Market value includes $447 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	590	04/2009	$0	$(3)	$(3)
Buy		HSBC	592	04/2009	0	(3)	(3)
Buy	AUD	MSC	503	10/2008	0	(21)	(21)
Sell		MSC	1,006	10/2008	21	(2)	19
Sell	BRL	BNP	576	12/2008	1	0	1
Sell		HSBC	577	12/2008	1	0	1
Buy		JPM	30,118	12/2008	0	(399)	(399)
Sell		JPM	6,993	12/2008	507	0	507
Buy		MSC	39,586	12/2008	0	(2,560)	(2,560)
Sell		MSC	28,623	12/2008	1,196	0	1,196
Sell		UBS	8,356	12/2008	220	0	220
Buy	CLP	MSC	449,507	12/2008	0	(117)	(117)
Buy	CNY	BCLY	2,473	11/2008	0	(6)	(6)
Buy		BOA	1,847	11/2008	0	(4)	(4)
Buy		DUB	8,969	11/2008	0	(21)	(21)
Buy		HSBC	1,989	11/2008	0	(5)	(5)
Buy		JPM	9,152	11/2008	0	(20)	(20)
Buy		UBS	1,848	11/2008	0	(4)	(4)
Buy		BCLY	12,334	07/2009	0	(129)	(129)
Buy		DUB	40,254	07/2009	0	(419)	(419)
Buy		HSBC	12,466	07/2009	0	(115)	(115)
Buy		JPM	13,009	07/2009	0	(143)	(143)
Buy	EUR	BCLY	1,924	10/2008	0	(133)	(133)
Buy		BOA	356	10/2008	0	(23)	(23)
Buy		CITI	11,370	10/2008	39	(79)	(40)
Sell		CITI	9,963	10/2008	0	(32)	(32)
Buy		DUB	504	10/2008	0	(28)	(28)
Buy		GSC	2,369	10/2008	0	(131)	(131)
Buy		HSBC	533	10/2008	0	(35)	(35)
Buy		JPM	142	10/2008	0	(10)	(10)
Buy		MSC	178	10/2008	0	(12)	(12)
Sell		UBS	17,375	10/2008	969	0	969
Buy	GBP	BOA	399	10/2008	0	(30)	(30)
Buy		UBS	5,450	10/2008	0	(422)	(422)
Sell		UBS	22,292	11/2008	769	0	769
Buy	IDR	DUB	4,645,200	10/2008	3	0	3
Buy		HSBC	5,706,000	10/2008	3	0	3
Buy	INR	BCLY	39,086	11/2008	0	(82)	(82)
Buy		DUB	61,575	11/2008	0	(206)	(206)
Buy		HSBC	156,036	11/2008	0	(526)	(526)
Buy		JPM	206,312	11/2008	0	(692)	(692)
Sell		JPM	81,475	11/2008	43	0	43
Sell	JPY	DUB	191,536	10/2008	0	(34)	(34)
Buy	KWD	HSBC	89	04/2009	0	(10)	(10)
Buy	MYR	BCLY	5,274	11/2008	0	(102)	(102)
Buy		BOA	1,298	11/2008	0	(23)	(23)
Buy		DUB	1,296	11/2008	0	(24)	(24)
Buy		HSBC	1,300	11/2008	0	(23)	(23)
Buy		JPM	1,158	11/2008	0	(20)	(20)
Buy		JPM	4,890	02/2009	0	(96)	(96)
Sell	NZD	BCLY	1,202	10/2008	37	0	37
Buy	PHP	HSBC	72,000	11/2008	0	(100)	(100)
Buy		JPM	72,300	11/2008	0	(88)	(88)
Buy		BCLY	16,700	02/2009	0	(17)	(17)
Buy		DUB	8,100	02/2009	0	(11)	(11)
Buy		HSBC	20,160	02/2009	0	(22)	(22)
Buy		JPM	28,448	02/2009	0	(23)	(23)
Buy		MLP	6,400	02/2009	0	(8)	(8)

162	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	MSC	22,500	02/2009	$0	$(26)	$(26)
Buy		RBS	6,200	02/2009	0	(8)	(8)
Buy		LEH	4,200	12/2010	0	(5)	(5)
Sell		LEH	4,200	12/2010	0	(2)	(2)
Sell	RUB	BCLY	2,410	11/2008	2	0	2
Buy		DUB	81,071	11/2008	0	(130)	(130)
Sell		HSBC	78,661	11/2008	282	0	282
Buy		JPM	78,661	05/2009	0	(277)	(277)
Sell		UBS	78,661	05/2009	248	0	248
Buy	SAR	HSBC	606	04/2009	0	(2)	(2)
Buy		JPM	605	04/2009	0	(2)	(2)
Buy	SGD	BCLY	2,235	11/2008	0	(74)	(74)
Sell		BCLY	673	11/2008	1	0	1
Buy		BOA	2,201	11/2008	0	(85)	(85)
Buy		CITI	3,224	11/2008	0	(47)	(47)
Buy		DUB	2,325	11/2008	0	(78)	(78)
Buy		JPM	4,622	11/2008	0	(98)	(98)
Sell		JPM	673	11/2008	1	0	1
Sell		MSC	673	11/2008	1	0	1
Buy		UBS	2,188	11/2008	0	(84)	(84)
Sell		UBS	674	11/2008	1	0	1
Sell	ZAR	HSBC	2,626	12/2008	17	0	17
Buy		JPM	548	12/2008	0	(3)	(3)
Buy		UBS	2,078	12/2008	0	0	0

					$4,362	$(7,934)	$(3,572)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,685,640	$6,067	$1,691,707
Short Sales, at value	0	(151,794)	0	(151,794)
Other Financial Instruments ++	19,898	(31,635)	(68)	(11,805)

Total	$19,898	$1,502,211	$5,999	$1,528,108

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$2,264	$3,992	$0	$0	$(189)	$0	$6,067
Other Financial Instruments ++	(469)	0	0	0	(77)	478	(68)

Total	$1,795	$3,992	$0	$0	$(266)	$478	$5,999

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	163

Schedule of Investments Money Market Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.2%

American Express Centurion Bank
2.687% due 11/07/2008	$3,900	$3,900

Citigroup, Inc.
3.625% due 02/09/2009	4,400	4,402

National Australia Bank Ltd.
2.811% due 12/01/2008	2,000	2,000

Wachovia Corp.
2.846% due 10/28/2008	5,405	5,405
3.759% due 10/28/2008	900	900

Total Corporate Bonds & Notes (Cost $16,607)		16,607

SHORT-TERM INSTRUMENTS 87.9%

COMMERCIAL PAPER 58.1%

ABN AMRO N.A. Finance
2.360% due 10/06/2008	17,200	17,194

ASB Finance Ltd.
2.990% due 12/19/2008	14,800	14,703

Australia & New Zealand Banking Group Ltd.
2.900% due 01/13/2009	17,200	17,056

CBA de Finance, Inc.
2.720% due 10/29/2008	3,000	2,994

Danske Corp.
2.680% due 11/13/2008	17,700	17,643

Fannie Mae
2.270% due 11/12/2008	2,300	2,294
2.410% due 10/31/2008	14,400	14,371

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Home Loan Bank
0.100% due 10/07/2008	$50,000	$49,999
2.260% due 11/07/2008	4,746	4,735
2.270% due 10/01/2008	1,500	1,500

Freddie Mac
3.306% due 12/26/2008	15,000	15,006

ING Funding LLC
2.680% due 10/01/2008	18,100	18,100

Rabobank USA Financial Corp.
2.560% due 10/20/2008	17,500	17,476

Royal Bank of Scotland Group PLC
2.780% due 10/06/2008	5,100	5,098
3.050% due 03/06/2009	18,000	17,762

Societe General N.A.
2.950% due 03/09/2009	7,500	7,402

Stadshypotek, Inc.
2.600% due 10/07/2008	17,500	17,493

Toronto Dominion Holdings
2.500% due 11/12/2008	17,100	17,050

Toyota Motor Credit Corp.
2.580% due 11/14/2008	10,600	10,567

UBS Finance Delaware LLC
3.070% due 12/08/2008	11,000	10,936

Wells Fargo & Co.
2.570% due 10/14/2008	16,500	16,485

		295,864

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 29.8%

Merrill Lynch & Co., Inc.
0.050% due 10/01/2008	$125,000	$125,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2010 valued at $126,911. Repurchase proceeds are $125,000.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	7,410	7,410
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.260% due 10/10/2008 valued at $7,559. Repurchase proceeds are $7,410.)
1.000% due 10/01/2008	19,448	19,448
(Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 12/14/2022 valued at $19,838. Repurchase proceeds are $19,449.)

		151,858

Total Short-Term Instruments (Cost $447,722)		447,722

Total Investments 91.1% (Cost $464,329)		$464,329

Other Assets and Liabilities (Net) 8.9%		45,139

Net Assets 100.0%		$509,468

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$464,329	$0	$464,329
Other Financial Instruments ++	0	0	0	0

Total	$0	$464,329	$0	$464,329

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

164	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Mortgage-Backed Securities Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.4%

Morgan Stanley
4.904% due 05/14/2010	$5,000	$3,652

Total Corporate Bonds & Notes (Cost $5,000)		3,652

U.S. GOVERNMENT AGENCIES 195.3%

Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	100	90
3.148% due 04/18/2028	7	7
3.267% due 12/25/2036	13,131	12,643
3.327% due 03/25/2034	1,311	1,266
3.357% due 08/25/2034 - 10/25/2035	10,778	10,360
3.407% due 10/27/2037	10,000	9,211
3.447% due 06/25/2033	198	168
3.467% due 06/25/2032	561	523
3.547% due 11/25/2032	434	412
3.557% due 11/25/2032	96	95
3.655% due 05/01/2033	517	520
3.657% due 05/25/2023	1,194	1,185
3.707% due 03/25/2017 - 07/25/2034	4,353	4,274
4.025% due 02/25/2024	858	852
4.144% due 04/01/2033	677	682
4.278% due 08/01/2042 - 10/01/2044	5,946	5,932
4.293% due 02/01/2035	284	284
4.325% due 03/01/2032	199	197
4.352% due 08/01/2027	948	947
4.375% due 04/25/2023	4	4
4.378% due 02/01/2035	337	338
4.465% due 02/01/2035	149	150
4.500% due 04/01/2020 - 09/01/2023	33,758	32,947
4.500% due 04/01/2020 - 06/01/2023 (f)	15,314	14,957
4.558% due 05/01/2035	703	707
4.559% due 02/01/2035	220	222
4.744% due 07/01/2035	213	214
4.748% due 03/01/2035	146	147
4.751% due 01/01/2035	163	164
4.757% due 12/01/2034	40	40
4.761% due 01/01/2035	184	185
4.770% due 01/01/2035	268	266
4.778% due 03/01/2035	182	183
4.789% due 02/01/2035	146	146
4.794% due 10/01/2035	91	92
4.811% due 11/01/2034	126	128
4.829% due 01/01/2035	768	765
4.852% due 01/01/2035	269	273
4.903% due 07/01/2035	492	494
4.904% due 02/01/2035	415	418
4.947% due 04/01/2035	1,668	1,672
5.000% due 06/01/2018 - 10/01/2038	286,605	282,217
5.000% due 11/01/2018 - 05/01/2038 (f)	160,793	157,243
5.002% due 12/01/2035	1,679	1,718
5.070% due 07/01/2035	203	207
5.126% due 05/01/2035	163	164
5.179% due 05/01/2035	1,026	1,030
5.185% due 03/01/2035	20	21
5.219% due 11/01/2018	3	3
5.500% due 01/01/2021 - 10/01/2038	129,055	129,621
5.500% due 05/01/2021 - 01/01/2038 (f)	128,467	128,479
6.000% due 07/01/2017 - 10/01/2038	206,183	208,746
6.000% due 09/01/2036 - 09/01/2038 (f)	18,592	18,854
6.121% due 12/01/2034	786	795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.216% due 05/01/2023	$25	$26
6.244% due 10/01/2036	3,309	3,423
6.500% due 09/25/2023 - 10/01/2038	25,638	26,302
6.500% due 09/01/2037 - 03/01/2038 (f)	58,110	59,658
6.875% due 03/01/2027	101	102
6.970% due 10/01/2028	13	14
7.000% due 09/25/2023	3	3
7.500% due 06/01/2030 - 08/01/2031	178	192
7.750% due 08/25/2022	34	36
8.200% due 04/25/2025	55	56

Federal Housing Administration
7.430% due 06/01/2019	217	218

Freddie Mac
2.888% due 12/15/2032	274	267
2.988% due 09/15/2030	45	44
3.500% due 12/15/2022	2	2
4.168% due 02/01/2018	63	63
4.244% due 02/01/2035	137	137
4.278% due 10/25/2044 - 02/25/2045	3,686	3,518
4.366% due 02/01/2035	51	51
4.377% due 01/01/2035	238	240
4.428% due 04/01/2035	360	361
4.500% due 04/01/2020 - 03/15/2021	29	29
4.593% due 01/01/2035	733	741
4.618% due 02/01/2035	47	46
4.635% due 03/01/2035	81	82
4.746% due 04/01/2035	415	418
5.000% due 01/01/2037 - 09/01/2038	16,470	16,057
5.000% due 02/01/2038 - 07/01/2038 (f)	27,030	26,351
5.266% due 08/01/2036	176	178
5.303% due 06/01/2035	162	163
5.369% due 06/01/2037	294	297
5.433% due 02/01/2028	181	184
5.500% due 12/01/2017 - 10/01/2038	86,989	86,567
5.500% due 04/01/2038 - 09/01/2038 (f)	162,853	162,143
5.836% due 11/01/2031	97	100
6.000% due 08/01/2037 - 04/01/2038 (f)	19,300	19,559
6.000% due 06/01/2038 - 10/01/2038	12,057	12,195
6.208% due 07/01/2030	23	23
6.277% due 05/01/2032	66	67
6.393% due 11/01/2028	7	7
6.440% due 08/01/2025	9	9
6.500% due 12/15/2023 - 03/15/2024	95	98
8.000% due 06/15/2026	21	23

Ginnie Mae
2.688% due 02/16/2032	69	69
2.738% due 08/16/2032	1,991	1,971
2.888% due 06/16/2027	189	189
3.038% due 04/16/2032	367	365
4.500% due 08/20/2033	1,097	1,044
5.000% due 10/01/2038	6,000	5,885
5.125% due 12/20/2021 - 11/20/2023	23	23
5.375% due 02/20/2017 - 03/20/2027	35	35
5.500% due 03/20/2016 - 10/01/2038	88,033	87,983
5.500% due 10/15/2033 - 07/15/2035 (f)	13,932	13,978
5.625% due 07/20/2022 - 08/20/2026	49	50
6.000% due 02/15/2032 - 10/01/2038	91,069	92,403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 05/15/2036 - 08/15/2038 (f)	$16,876	$17,155
6.500% due 07/15/2024 - 10/01/2038	9,075	9,286
7.500% due 05/15/2027 - 08/15/2027	6	6

Total U.S. Government Agencies (Cost $1,676,805)		1,683,750

U.S. TREASURY OBLIGATIONS 2.5%

U.S. Treasury Notes
4.000% due 08/15/2018	20,700	21,296

Total U.S. Treasury Obligations (Cost $21,296)		21,296

MORTGAGE-BACKED SECURITIES 20.4%

American Home Mortgage Assets
3.437% due 09/25/2046	282	110
3.497% due 08/25/2037	2,000	830

American Home Mortgage Investment Trust
3.447% due 05/25/2047	404	144

Banc of America Structural Security Trust
2.989% due 10/11/2033	1,516	1,502

Banktrust Mortgage Trust
5.700% due 12/01/2023	68	59

Bear Stearns Alt-A Trust
3.427% due 12/25/2046	1,095	334
5.471% due 08/25/2036	6,300	3,480
5.899% due 11/25/2036	2,882	1,780

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	6,400	5,380
5.405% due 12/11/2040	9,000	8,317
5.471% due 01/12/2045	3,100	2,634
5.540% due 09/11/2041	5,600	5,001

CBA Commercial Small Balance Commercial Mortgage
3.487% due 12/25/2036	873	524

CC Mortgage Funding Corp.
3.337% due 05/25/2048	2,421	1,463
3.487% due 01/25/2035	132	117

Commercial Mortgage Pass-Through Certificates
2.708% due 02/05/2019	2,000	1,900

Countrywide Alternative Loan Trust
3.388% due 07/20/2046	313	189
3.417% due 05/25/2035	1,281	817
3.437% due 08/25/2046	650	268
3.457% due 09/25/2046	450	169
3.457% due 10/25/2046	324	138
3.467% due 07/25/2046	450	143
3.468% due 09/20/2046	450	183
3.477% due 05/25/2036	314	129
3.547% due 10/25/2046	450	161
3.557% due 06/25/2037	439	176
3.577% due 11/25/2035	110	52
3.627% due 12/25/2035	198	87
3.717% due 11/20/2035	450	205
3.977% due 11/25/2035	310	203

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 02/25/2035	42	28
3.497% due 04/25/2035	795	507
3.507% due 04/25/2046	332	136
3.527% due 03/25/2035	2,593	1,471
3.547% due 03/25/2036	225	96
3.557% due 02/25/2036	223	96
3.667% due 09/25/2034	735	490
4.763% due 04/25/2035	1,495	1,122
4.797% due 11/25/2034	2,701	2,375
5.000% due 08/25/2033	82	82
5.431% due 02/25/2047	4,481	2,934
5.620% due 03/25/2037	4,299	3,048

See Accompanying Notes	Semiannual Report	September 30, 2008	165

Schedule of Investments  Mortgage-Backed Securities Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	$9,921	$8,334

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	40	36

Downey Savings & Loan Association Mortgage Loan Trust
3.340% due 11/19/2037	450	88
3.350% due 07/19/2045	168	82

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	3,918	3,390
5.848% due 08/25/2037	18,662	14,636

Greenpoint Mortgage Funding Trust
3.407% due 10/25/2046	450	186
3.407% due 12/25/2046	450	164
3.417% due 10/25/2046	450	112
3.437% due 06/25/2045	690	446
3.477% due 09/25/2035	329	138
3.527% due 09/25/2046	450	201
3.547% due 10/25/2046	450	161

GSR Mortgage Loan Trust
3.467% due 08/25/2046	319	96

Harborview Mortgage Loan Trust
3.230% due 09/19/2046	284	173
3.250% due 05/19/2047	2,753	1,730
3.280% due 01/19/2038	344	138
3.280% due 09/19/2046	284	117
3.340% due 11/19/2035	1,927	1,231

Indymac Index Mortgage Loan Trust
3.397% due 04/25/2037	414	161
3.407% due 11/25/2046	452	199
3.447% due 03/25/2035	1,782	1,167
3.457% due 02/25/2037	450	162
3.477% due 06/25/2037	428	180
3.497% due 11/25/2036	749	301
3.527% due 02/25/2035	1,152	759
5.275% due 06/25/2035	4,540	3,330

JPMorgan Alternative Loan Trust
2.970% due 06/27/2037	7,527	5,967

JPMorgan Chase Commercial Mortgage Securities Corp.
2.862% due 07/15/2019	11,483	10,933
5.305% due 01/15/2049	7,000	6,512

MASTR Adjustable Rate Mortgages Trust
3.507% due 05/25/2047	450	157
3.547% due 05/25/2047	450	161

MASTR Alternative Loans Trust
3.607% due 03/25/2036	2,382	1,309

Mellon Residential Funding Corp.
2.838% due 11/15/2031	578	524

Merrill Lynch Alternative Note Asset
5.648% due 06/25/2037	5,655	3,607

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,390	2,841

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	25	19
4.250% due 10/25/2035	3,269	2,924

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	23	23

Opteum Mortgage Acceptance Corp.
3.467% due 07/25/2035	556	466

Prime Mortgage Trust
5.000% due 02/25/2019	404	391

Residential Accredit Loans, Inc.
3.367% due 01/25/2037	8,813	5,251
3.387% due 06/25/2046	7,795	4,889
3.387% due 02/25/2047	410	159
3.407% due 12/25/2046	450	181
3.437% due 05/25/2037	431	147
3.477% due 05/25/2046	450	188

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.607% due 10/25/2045	$225	$147

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	487	473

Residential Asset Securitization Trust
6.000% due 03/25/2037	3,629	2,577

Sequoia Mortgage Trust
3.380% due 10/19/2026	350	320
3.538% due 07/20/2033	221	183
3.568% due 10/20/2027	91	81

Structured Adjustable Rate Mortgage Loan Trust
3.427% due 05/25/2037	3,262	2,001
4.607% due 05/25/2035	2,009	1,138

Structured Asset Mortgage Investments, Inc.
3.360% due 09/19/2032	137	125
3.457% due 09/25/2047	743	288
3.467% due 05/25/2046	387	162
3.507% due 08/25/2036	450	159
3.757% due 09/25/2047	6,634	2,400

Structured Asset Securities Corp.
3.707% due 12/25/2033	1,896	1,704

Thornburg Mortgage Securities Trust
3.327% due 07/25/2036	1,785	1,696
3.327% due 09/25/2046	2,748	2,577
3.887% due 04/25/2043	1,530	1,452

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	2,058	1,881

WaMu Mortgage Pass-Through Certificates
2.990% due 11/25/2034	274	174
3.000% due 07/25/2044	516	456
3.427% due 07/25/2046	362	284
3.477% due 12/25/2045	2,326	1,520
3.605% due 06/25/2047	406	176
3.617% due 11/25/2045	450	185
3.617% due 12/25/2045	450	189
3.665% due 07/25/2047	410	236
3.747% due 12/25/2027	2,088	1,799
3.855% due 02/25/2046	1,335	800
3.907% due 12/25/2045	398	133
4.198% due 10/25/2046	6,221	4,049
4.281% due 08/25/2033	1,329	1,296
5.760% due 03/25/2033	1,556	1,553

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.457% due 07/25/2046	148	63
3.615% due 04/25/2047	419	190
3.625% due 04/25/2047	398	170
3.695% due 05/25/2047	394	188

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 10/25/2037	11,019	9,512

Total Mortgage-Backed Securities (Cost $200,249)		175,584

ASSET-BACKED SECURITIES 12.7%

American Express Credit Account Master Trust
3.438% due 08/15/2012	8,000	7,939

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	25	18
3.907% due 10/25/2031	22	21

Amresco Residential Securities Mortgage Loan Trust
3.702% due 06/25/2028	426	357
3.762% due 06/25/2027	315	271
3.762% due 09/25/2027	763	653
3.837% due 09/25/2028	975	769

Argent Securities, Inc.
4.057% due 11/25/2034	2,500	1,850

BA Credit Card Trust
3.688% due 12/16/2013	10,000	9,829

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Capital Auto Receivables Asset Trust
3.408% due 03/15/2011	$9,200	$9,167
3.938% due 10/15/2012	1,000	976

Centex Home Equity
3.507% due 01/25/2032	30	28

Chase Issuance Trust
2.528% due 04/15/2013	1,021	983
2.738% due 09/15/2011	5,600	5,535
3.138% due 11/15/2011	10,000	9,920

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	108	93

Citibank Omni Master Trust
4.288% due 12/23/2013	5,600	5,569

Citigroup Mortgage Loan Trust, Inc.
3.447% due 08/25/2035	161	147

Conseco Finance
4.319% due 05/15/2032	1,129	917

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,782	1,317

Countrywide Asset-Backed Certificates
3.257% due 12/25/2046	741	732
3.547% due 06/25/2033	1,090	958

EMC Mortgage Loan Trust
3.957% due 08/25/2040	269	234

First Franklin Mortgage Loan Asset-Backed Certificates
3.317% due 09/25/2036	5,500	4,893
4.127% due 08/25/2032	3	3

Ford Credit Auto Owner Trust
3.908% due 06/15/2012	10,000	9,747

Franklin Auto Trust
4.188% due 10/20/2011	7,000	6,945
4.768% due 06/20/2012	1,000	994

GSAA Trust
3.507% due 05/25/2047	1,896	730

GSR Mortgage Loan Trust
3.307% due 11/25/2030	64	63

HFC Home Equity Loan Asset-Backed Certificates
3.538% due 09/20/2033	1,748	1,611

Home Equity Asset Trust
3.807% due 11/25/2032	3	2

Lehman XS Trust
3.377% due 04/25/2046	450	423
3.437% due 06/25/2046	322	133
3.437% due 08/25/2046	366	163
3.447% due 09/25/2046	361	147
3.447% due 11/25/2046	346	141
3.457% due 08/25/2046	451	116
3.527% due 11/25/2046	450	174

Morgan Stanley Mortgage Loan Trust
3.437% due 02/25/2037	200	79
3.567% due 04/25/2037	1,700	859

Park Place Securities, Inc.
3.707% due 07/25/2035 (i)	5,000	3,653

Quest Trust
4.107% due 06/25/2034	2,288	2,137

RAAC Series 2007-SP2
3.607% due 06/25/2047	500	313

Renaissance Home Equity Loan Trust
3.587% due 12/25/2032	54	37
3.647% due 08/25/2033	307	240

Residential Funding Mortgage Securities II, Inc.
3.307% due 02/25/2036	2,173	2,089

Salomon Brothers Mortgage Securities VII, Inc.
4.182% due 10/25/2028	951	809

166	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SLM Student Loan Trust
4.173% due 04/25/2023	$9,512	$9,548

Soundview Home Equity Loan Trust
3.287% due 06/25/2037	2,632	2,531

Specialty Underwriting & Residential Finance
3.887% due 01/25/2034	35	29

Structured Asset Securities Corp.
3.497% due 01/25/2033	43	36

United National Home Loan Owner Trust
6.910% due 03/25/2025	442	414

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo Home Equity Trust
3.447% due 10/25/2035	$781	$767
3.457% due 12/25/2035	1,569	1,514

Total Asset-Backed Securities (Cost $112,366)		109,623

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011	72,000	618

Total Convertible Preferred Stocks (Cost $5,400)		618

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 1.9%

U.S. TREASURY BILLS 1.9%
1.483% due 10/16/2008 - 12/26/2008 (b)(c)(d)(e)	$16,980	$16,857

Total Short-Term Instruments (Cost $16,930)		16,857

Total Investments 233.3% (Cost $2,038,046)		$2,011,380

Other Assets and Liabilities (Net) (133.3%)		(1,149,234)

Net Assets 100.0%		$862,146

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $15,666 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $397 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(e)	Securities with an aggregate market value of $794 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $248,540 at a weighted average interest rate of 2.502%. On September 30, 2008, securities valued at $607,935 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $2,620 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	720	$324
U.S. Treasury 10-Year Note December Futures	Long	12/2008	261	(261)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	162	18

				$81

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	GSC	$500	$246	$0	$246

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	(0.540%)	07/25/2045	BEAR	$5,000	$3,822	$650	$3,172
CMBX.NA AAA 4 Index	(0.350%)	02/17/2051	BCLY	8,000	722	656	66

					$4,544	$1,306	$3,238

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	DUB	$5,400	$(5,096)	$(2,903)	$(2,193)
ABX.HE BBB 06-2 Index	2.420%	05/25/2046	GSC	2,580	(2,420)	(851)	(1,569)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	RBS	4,050	(3,821)	(2,207)	(1,614)

					$(11,337)	$(5,961)	$(5,376)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	167

Schedule of Investments  Mortgage-Backed Securities Fund  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	$5,300	$(202)	$(170)	$(32)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI	5,400	(206)	(83)	(123)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB	23,000	(875)	(756)	(119)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC	17,800	(677)	(718)	41
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM	2,000	(76)	(18)	(58)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP	23,300	(886)	(326)	(560)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	12,600	(480)	(162)	(318)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	26,600	(1,012)	(284)	(728)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	7,200	(321)	273	(594)
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	10,000	745	20	725
Receive	30-Day USD-CMM Rate	5.000%	01/16/2009	MLP	6,000	151	17	134
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	9/18/2027	MSC	3,000	1866	900	966

						$(1,973)	$(1,307)	$(666)

(i)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	500	257
Closing Buys	(500)	(257)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2008	0	$0

(j)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Park Place Securities, Inc.	3.707%	07/25/2035	03/13/2008	$4,271	$3,653	0.42%

(k)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (5)
Fannie Mae	5.000%	10/01/2023	$5,000	$5,016	$4,965
Fannie Mae	5.000%	10/01/2038	158,500	157,773	154,265
Fannie Mae	5.500%	10/01/2023	500	509	504
Fannie Mae	5.500%	10/01/2038	232,000	233,396	231,094
Fannie Mae	6.500%	10/01/2038	5,000	5,183	5,124
Ginnie Mae	5.500%	10/01/2038	37,500	37,746	37,471
Ginnie Mae	6.000%	10/01/2038	59,000	60,530	59,802
U.S. Treasury Notes	4.000%	08/15/2018	25,400	25,811	26,311

				$525,964	$519,536

(5)	Market value includes $130 of interest payable on short sales.

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$619	$2,003,540	$7,221	$2,011,380
Short Sales, at value	0	(519,406)	0	(519,406)
Other Financial Instruments ++	81	(3,770)	652	(3,037)

Total	$700	$1,480,364	$7,873	$1,488,937

168	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$10,213	$6,621	$11	$(57)	$(356)	$(9,211)	$7,221
Other Financial Instruments ++	5,678	0	0	0	(4,466)	(560)	652

Total	$15,891	$6,621	$11	$(57)	$(4,822)	$(9,771)	$7,873

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	169

Schedule of Investments  Real Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
6.820% due 08/03/2012	$43,346	$29,443

Ford Motor Co.
5.490% due 12/16/2013	4,936	3,266

Georgia-Pacific Corp.
4.219% due 12/20/2012	1,333	1,182
4.551% due 12/20/2012	983	871
4.567% due 12/20/2012	11,333	10,043

Tribune Co.
5.412% due 05/30/2009	3,953	3,656

Total Bank Loan Obligations (Cost $64,179)		48,461

CORPORATE BONDS & NOTES 21.1%

BANKING & FINANCE 16.4%

Allstate Life Global Funding II
3.461% due 05/21/2010	100,500	100,011

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	46,400	44,837

Allstate Life Global Funding Trusts CPI Linked Bond
6.070% due 03/01/2010	9,708	9,500

American Express Bank FSB
5.500% due 04/16/2013	16,300	14,933
6.000% due 09/13/2017	25,600	21,415

American Express Centurion Bank
6.000% due 09/13/2017	26,600	22,295

American Express Co.
7.000% due 03/19/2018	25,830	22,835
8.150% due 03/19/2038	7,270	6,506

American General Finance Corp.
6.900% due 12/15/2017	5,000	2,322

American Honda Finance Corp.
3.954% due 06/20/2011	151,200	150,907

American International Group, Inc.
2.833% due 01/29/2010	6,300	4,098
2.895% due 10/18/2011	7,100	4,217
5.850% due 01/16/2018	10,300	5,178
8.175% due 05/15/2058	26,700	4,278
8.250% due 08/15/2018	18,300	10,646

ANZ National International Ltd.
6.200% due 07/19/2013	33,900	33,683

Bank of America Corp.
5.650% due 05/01/2018	12,500	10,547
8.000% due 12/29/2049	15,500	12,285
8.125% due 12/29/2049	30,000	24,276

Bank of America N.A.
3.760% due 06/23/2010	8,600	8,449

Bank of Scotland PLC
2.875% due 12/08/2010	2,500	2,254

Barclays Bank PLC
5.450% due 09/12/2012	70,800	70,662
6.050% due 12/04/2017	19,600	18,261
7.434% due 09/29/2049	8,700	7,091
7.700% due 04/29/2049	8,900	7,843

Bear Stearns Cos. LLC
6.400% due 10/02/2017	5,000	4,677
6.950% due 08/10/2012	38,270	38,693
7.250% due 02/01/2018	22,000	21,207

Brookfield Asset Management, Inc.
5.800% due 04/25/2017	7,500	6,601

C10 Capital SPV Ltd.
6.722% due 12/31/2049	6,000	5,571

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Caelus Re Ltd.
9.061% due 06/07/2011	$3,900	$3,802

Calabash Re Ltd.
11.219% due 01/08/2010	4,900	4,962
13.719% due 01/08/2010	2,500	2,583

Capital One Financial Corp.
6.750% due 09/15/2017	28,000	24,688

Caterpillar Financial Services Corp.
4.001% due 06/25/2010	135,000	131,131
4.226% due 06/24/2011	9,700	9,347

Chubb Corp.
5.750% due 05/15/2018	3,000	2,785

CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,219

Citigroup Capital XXI
8.300% due 12/21/2077	15,100	11,254

Citigroup Funding, Inc.
3.190% due 04/23/2009	6,300	6,196
3.852% due 05/07/2010	63,200	59,623

Citigroup, Inc.
2.836% due 01/30/2009	9,600	9,499
5.500% due 04/11/2013	23,400	20,445
6.125% due 05/15/2018	34,400	28,532
6.500% due 08/19/2013	10,000	8,897
8.400% due 04/29/2049	93,000	63,418

Countrywide Financial Corp.
5.800% due 06/07/2012	5,000	4,228

Credit Suisse New York
5.000% due 05/15/2013	22,800	21,150

Danske Bank A/S
5.914% due 12/29/2049	7,000	6,135

Foundation Re II Ltd.
9.557% due 11/26/2010	10,300	10,236

Foundation Re Ltd.
6.907% due 11/24/2008	7,250	7,181

General Electric Capital Corp.
2.859% due 12/12/2008	10,100	10,069
2.952% due 05/08/2013	27,300	25,281
4.119% due 09/28/2011	10,300	10,149
5.875% due 01/14/2038	25,000	18,442

Goldman Sachs Group, Inc.
3.191% due 10/07/2011	17,607	14,102
3.300% due 06/23/2009	50,000	47,535
3.869% due 06/28/2010	20,000	17,462
5.950% due 01/18/2018	7,500	6,198
6.150% due 04/01/2018	22,600	18,824
6.750% due 10/01/2037	65,400	43,681

HBOS PLC
6.750% due 05/21/2018	34,800	29,208

HCP, Inc.
6.300% due 09/15/2016	2,000	1,645
6.700% due 01/30/2018	5,000	4,201

HSBC Finance Corp. CPI Linked Bond
6.940% due 02/10/2009	2,000	1,963

International Lease Finance Corp.
6.625% due 11/15/2013	10,500	6,443

John Deere Capital Corp.
3.567% due 06/10/2011	4,000	4,011

JPMorgan Chase & Co.
3.291% due 06/25/2010	500	495
6.400% due 05/15/2038	11,300	9,775

Kamp Re 2005 Ltd.
2.588% due 12/14/2010 (a)	4,217	261

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	10,200	1,326

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.200% due 09/26/2014 (a)	$3,900	$507
6.875% due 05/02/2018 (a)	26,100	3,393
7.000% due 09/27/2027 (a)	4,500	585
7.500% due 05/11/2038 (a)	5,000	25

Longpoint Re Ltd.
8.069% due 05/08/2010	11,200	11,397

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,348

Merna Reinsurance Ltd.
4.412% due 07/07/2010	28,400	26,949

Merrill Lynch & Co., Inc.
2.893% due 12/04/2009	13,130	12,491
5.054% due 05/12/2010	1,100	1,062
5.450% due 02/05/2013	8,000	7,213
6.400% due 08/28/2017	26,900	23,304
6.875% due 04/25/2018	90,300	80,027

Metropolitan Life Global Funding I
2.847% due 05/17/2010	1,700	1,679
3.961% due 06/25/2010	138,400	138,227
5.125% due 04/10/2013	14,800	14,392

Morgan Stanley
2.597% due 05/07/2010	10,000	6,715
2.852% due 05/07/2009	11,320	9,816
3.035% due 01/18/2011	17,600	11,478
4.904% due 05/14/2010	26,600	19,428
6.000% due 04/28/2015	51,200	34,880
6.625% due 04/01/2018	27,100	17,962
6.750% due 04/15/2011	7,000	5,185

Mystic Re Ltd.
9.111% due 12/05/2008	6,900	6,898
11.811% due 12/05/2008	3,300	3,300

National Australia Bank Ltd.
5.350% due 06/12/2013	32,200	30,966

Osiris Capital PLC
7.791% due 01/15/2010	1,700	1,711

Pacific Life Global Funding
5.150% due 04/15/2013	11,100	11,099

Pearson Dollar Finance PLC
5.700% due 06/01/2014	3,000	2,900

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	3,000	3,005
6.250% due 05/06/2018	18,000	17,297

Pricoa Global Funding I
3.613% due 06/04/2010	103,900	103,431

Prudential Financial, Inc.
6.100% due 06/15/2017	2,000	1,862
7.350% due 06/10/2013	32,500	31,145

Rabobank Nederland NV
2.811% due 01/15/2009	11,300	11,293
3.209% due 05/19/2010	40,000	39,908

Residential Reinsurance 2007 Ltd.
10.061% due 06/07/2010	5,200	5,314
13.061% due 06/07/2010	20,000	20,620

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	6,200	6,015

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	9,900	9,237

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	3,300	3,019
8.700% due 08/07/2018	22,200	19,891

UBS AG
5.750% due 04/25/2018	67,100	58,463
5.875% due 12/20/2017	13,900	12,363

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	22,000	21,983

170	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ventas Realty LP
8.750% due 05/01/2009	$2,000	$2,010

Vita Capital III Ltd.
3.911% due 01/01/2012	7,900	7,543

Vita Capital Ltd.
3.691% due 01/01/2010	3,500	3,427
4.191% due 01/01/2010	5,000	4,918

Wachovia Bank N.A.
2.881% due 12/02/2010	30,500	22,971
3.704% due 05/14/2010	40,800	33,412

Wachovia Corp.
5.500% due 05/01/2013	88,300	73,123
7.980% due 02/28/2049	8,100	3,390

Wells Fargo & Co.
4.375% due 01/31/2013	17,100	15,734
5.625% due 12/11/2017	1,200	1,105

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	12,371

Wells Fargo Capital XIII
7.700% due 12/29/2049	16,400	14,312

		2,472,559

INDUSTRIALS 3.6%

American Standard, Inc.
5.500% due 04/01/2015	6,000	5,642

Amgen, Inc.
2.889% due 11/28/2008	1,000	997
5.850% due 06/01/2017	9,000	8,654
6.150% due 06/01/2018	11,500	11,249

AutoZone, Inc.
6.500% due 01/15/2014	5,000	4,951

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,399

C8 Capital SPV Ltd.
6.640% due 12/31/2049	7,100	6,657

Cardinal Health, Inc.
6.000% due 06/15/2017	6,195	5,813

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,405

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009	1,140	1,129

Con-way, Inc.
7.250% due 01/15/2018	10,000	9,605

CSX Corp.
6.250% due 03/15/2018	5,000	4,533

EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,100
6.375% due 10/01/2011	2,000	1,845

Enterprise Products Operating LLC
6.500% due 01/31/2019	15,300	14,279

Erac USA Finance Co.
6.375% due 10/15/2017	5,000	3,981

Gaz Capital S.A.
7.343% due 04/11/2013	5,800	5,278
8.146% due 04/11/2018	7,900	6,952

General Electric Co.
2.854% due 12/09/2008	6,000	5,978

General Mills, Inc.
2.921% due 01/22/2010	600	592

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	67,700	67,446

HJ Heinz Co.
5.350% due 07/15/2013	5,000	4,910

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.428% due 12/01/2020	$20,000	$20,036

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,130

Honeywell International, Inc.
2.845% due 07/27/2009	5,000	4,979

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,524

International Business Machines Corp.
3.375% due 07/28/2011	40,600	40,591

Kraft Foods, Inc.
6.000% due 02/11/2013	13,200	13,132
6.125% due 02/01/2018	19,200	18,017
6.125% due 08/23/2018	6,700	6,267

Kroger Co.
6.400% due 08/15/2017	5,000	4,802

Lafarge S.A.
6.500% due 07/15/2016	5,000	4,514

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,689

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	3,000	2,766
5.875% due 01/15/2013	2,000	1,814
7.450% due 07/15/2017	3,000	2,720
7.875% due 07/15/2015	10,000	9,498

Marriott International, Inc.
5.810% due 11/10/2015	5,000	4,434

Masco Corp.
5.850% due 03/15/2017	8,000	6,763

Motorola, Inc.
6.000% due 11/15/2017	4,000	3,383

New Albertson’s, Inc.
6.950% due 08/01/2009	1,000	990

Nucor Corp.
5.750% due 12/01/2017	4,000	3,844

PPG Industries, Inc.
6.650% due 03/15/2018	10,000	9,893

Rexam PLC
6.750% due 06/01/2013	13,600	13,575

Reynolds American, Inc.
7.250% due 06/01/2012	12,500	12,847
7.250% due 06/01/2013	10,000	10,286

Rohm & Haas Co.
5.600% due 03/15/2013	7,000	6,877

RPM International, Inc.
6.500% due 02/15/2018	8,550	8,256

Ryder System, Inc.
6.000% due 03/01/2013	1,100	1,051
7.200% due 09/01/2015	9,000	8,950

SCA Finans AB
4.500% due 07/15/2015	6,000	5,946

Sealed Air Corp.
5.625% due 07/15/2013	10,000	9,831

Spectra Energy Capital LLC
5.668% due 08/15/2014	10,000	9,569
6.200% due 04/15/2018	15,000	13,883

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	3,000	2,830

Suncor Energy, Inc.
6.100% due 06/01/2018	7,900	7,219

Target Corp.
6.000% due 01/15/2018	6,000	5,691

Time Warner, Inc.
3.034% due 11/13/2009	1,600	1,537

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tyco Electronics Group S.A.
6.550% due 10/01/2017	$4,000	$3,853

Tyco International Group S.A.
6.000% due 11/15/2013	8,000	7,847

Tyco International Ltd.
7.000% due 12/15/2019	12,000	11,584

Union Pacific Corp.
5.650% due 05/01/2017	5,000	4,648

UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,201
6.875% due 02/15/2038	3,750	3,303

Viacom, Inc.
6.125% due 10/05/2017	4,000	3,632
6.250% due 04/30/2016	7,500	6,760

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	16,100	15,756

Whirlpool Corp.
6.500% due 06/15/2016	6,000	5,996

		537,109

UTILITIES 1.1%

AT&T, Inc.
6.300% due 01/15/2038	1,100	911

CenturyTel, Inc.
6.000% due 04/01/2017	10,803	9,453

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	5,000	4,483
6.860% due 10/01/2008	7,000	7,000

CMS Energy Corp.
7.750% due 08/01/2010	7,845	8,139

Constellation Energy Group, Inc.
4.550% due 06/15/2015	2,200	1,888

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	16,000	14,845

Embarq Corp.
7.082% due 06/01/2016	4,600	3,731

Enel Finance International S.A.
5.700% due 01/15/2013	60,100	60,766

FirstEnergy Corp.
6.450% due 11/15/2011	2,500	2,513

Midwest Generation LLC
8.300% due 07/02/2009	5,444	5,516

PPL Energy Supply LLC
6.300% due 07/15/2013	5,000	4,868

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	9,550	9,431
7.250% due 02/15/2011	2,450	2,303

Qwest Corp.
5.625% due 11/15/2008	200	199

Sempra Energy
6.150% due 06/15/2018	4,500	4,156

Telecom Italia Capital S.A.
6.999% due 06/04/2018	10,700	9,615

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,493
6.100% due 04/15/2018	8,600	7,950

		162,260

Total Corporate Bonds & Notes (Cost $3,542,093)		3,171,928

See Accompanying Notes	Semiannual Report	September 30, 2008	171

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 0.7%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	$1,000	$947

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	2,500	2,083

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	2,500	2,263

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,065	3,057

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.074% due 01/01/2014	930	496
0.136% due 01/01/2014	1,570	923

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	7,455	7,091

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	6,700	5,703

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	2,856
5.125% due 06/01/2047	700	463
5.750% due 06/01/2047	6,400	4,715

Harris County, Texas Flood Control District General Obligation Bonds, Series 2006
4.750% due 10/01/2029	4,200	3,788

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	1,100	1,040

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	191

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	1,200	1,081
4.500% due 07/01/2024	2,000	1,750

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	1,400	1,215
4.500% due 01/01/2028	1,700	1,443

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	400	353

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	1,200	1,110
5.000% due 06/15/2038	8,100	7,566

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	1,570	1,017

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	10,100	7,649
6.000% due 06/01/2042	8,900	6,909

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	46,600	2,452

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	1,700	1,628
6.125% due 06/01/2032	740	658

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	$1,000	$937

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	6,900	6,024

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,006

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	385	371

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	17,600	15,565

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	13,305	11,423

Will County, Illinois Community Unit School District No. 201 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	3,945

Total Municipal Bonds & Notes (Cost $125,579)		110,718

U.S. GOVERNMENT AGENCIES 59.2%

Fannie Mae
3.337% due 03/25/2036	2,981	2,966
3.407% due 10/27/2037	6,300	5,803
3.557% due 05/25/2042	20	20
3.817% due 04/01/2032	155	157
3.850% due 07/01/2035	427	430
3.911% due 06/01/2033	271	275
4.170% due 08/01/2035	394	396
4.273% due 04/01/2027	123	123
4.278% due 06/01/2043 - 10/01/2044	5,383	5,371
4.655% due 01/01/2035	46	47
4.668% due 05/25/2035	181	187
4.689% due 05/01/2035	1,243	1,252
5.000% due 06/25/2027 - 06/01/2038	396,710	387,082
5.093% due 04/01/2035	841	846
5.459% due 04/01/2033	1,090	1,116
5.496% due 05/01/2036	410	417
5.500% due 02/01/2033 - 10/01/2038	3,399,935	3,394,048
5.500% due 11/01/2036 (h)	130,863	130,640
5.950% due 02/25/2044	46	47
6.000% due 12/01/2028 - 10/01/2038	941,532	954,610
6.162% due 02/17/2009	10,000	10,013
6.360% due 10/01/2031	404	412
6.500% due 04/01/2014 - 09/01/2038	278,175	285,613

Federal Housing Administration
7.430% due 12/01/2020	67	68

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	770	753
2.718% due 02/15/2019	642	626
2.758% due 01/15/2037	394	382
2.838% due 12/15/2030	5,487	5,406
3.487% due 09/25/2031	1,537	1,439
4.278% due 10/25/2044 - 02/25/2045	7,717	7,436
4.478% due 07/25/2044	602	548
4.500% due 05/15/2017 - 07/15/2020	2,202	2,069
5.000% due 12/14/2018 - 01/15/2024	22,755	21,557

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.240% due 03/01/2034	$2,435	$2,435
5.250% due 08/15/2011	2,585	2,585
5.300% due 01/09/2012	30,000	30,164
5.445% due 06/01/2033	810	816
5.500% due 05/15/2016 - 09/01/2038	1,812,868	1,820,770
5.500% due 08/01/2038 (h)	1,652,421	1,645,215
6.000% due 05/01/2035 - 07/01/2038	22,160	22,501
6.500% due 01/25/2028	61	63
6.588% due 01/01/2034 - 10/01/2036	1,268	1,283
6.669% due 01/01/2034	1,244	1,249
6.699% due 09/01/2036	485	497
6.740% due 07/01/2036	442	452
7.000% due 10/15/2030	235	239

Ginnie Mae
2.888% due 06/16/2031 - 03/16/2032	146	145
4.750% due 12/20/2035	2,142	2,157
5.500% due 02/15/2037 - 10/01/2038	4,800	4,796
5.625% due 07/20/2035	113	114
6.000% due 10/01/2038 - 11/01/2038	166,000	168,147
6.500% due 05/15/2028 - 10/01/2038	2,578	2,644

Small Business Administration
5.490% due 03/01/2028	4,036	4,028
5.902% due 02/10/2018	6,039	6,064

Total U.S. Government Agencies (Cost $8,808,355)		8,938,570

U.S. TREASURY OBLIGATIONS 100.9%

Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	593,140	582,436
1.375% due 07/15/2018	317,288	292,401
1.625% due 01/15/2015	320,535	311,871
1.625% due 01/15/2018	386,222	364,980
1.750% due 01/15/2028	493,103	428,653
1.875% due 07/15/2013	1,164,864	1,160,951
1.875% due 07/15/2015	781,604	768,537
2.000% due 04/15/2012	526,205	527,315
2.000% due 01/15/2014	977,786	974,960
2.000% due 07/15/2014	595,425	593,286
2.000% due 01/15/2016	159,055	156,756
2.000% due 01/15/2026	666,515	607,050
2.375% due 04/15/2011	209,750	212,011
2.375% due 01/15/2017	143,303	144,188
2.375% due 01/15/2025	1,334,049	1,289,546
2.375% due 01/15/2027	267,203	257,475
2.500% due 07/15/2016	357,199	364,678
2.625% due 07/15/2017	544,934	560,303
3.000% due 07/15/2012	952,012	990,242
3.375% due 01/15/2012	143,979	150,964
3.375% due 04/15/2032	29,519	33,684
3.500% due 01/15/2011	967,552	1,005,801
3.625% due 04/15/2028	1,076,199	1,233,090
3.875% due 04/15/2029	1,008,627	1,200,581
4.250% due 01/15/2010	665,612	684,801

U.S. Treasury Bonds
4.375% due 02/15/2038	90,700	91,565
7.500% due 11/15/2024	3,224	4,391

U.S. Treasury Notes
2.500% due 03/31/2013	233,200	229,684
4.000% due 08/15/2018	4,800	4,866

Total U.S. Treasury Obligations (Cost $15,610,507)		15,227,066

MORTGAGE-BACKED SECURITIES 2.8%

American Home Mortgage Assets
3.397% due 05/25/2046	963	621

172	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.397% due 09/25/2046	$1,279	$784
3.417% due 10/25/2046	23,053	8,990

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	10,000	8,524
5.936% due 02/10/2051	10,000	8,572

Banc of America Funding Corp.
4.625% due 02/20/2036	39,018	34,689
5.753% due 10/25/2036	900	548
5.837% due 01/25/2037	700	354
5.888% due 04/25/2037	500	288
6.129% due 01/20/2047	487	330

BCAP LLC Trust
3.377% due 01/25/2037	17,365	10,719

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	37,170	34,963
4.150% due 08/25/2035	7,192	6,782
4.476% due 02/25/2034	419	341
4.550% due 08/25/2035	12,870	12,309
4.734% due 01/25/2034	1,689	1,664
4.767% due 11/25/2030	259	254
4.837% due 01/25/2034	2,971	2,786
4.857% due 01/25/2035	7,070	6,465
5.474% due 05/25/2047	6,069	5,113
5.732% due 02/25/2036	1,170	893

Bear Stearns Alt-A Trust
5.370% due 05/25/2035	216	184
5.471% due 08/25/2036	900	497
5.504% due 09/25/2035	307	247

Chase Mortgage Finance Corp.
4.630% due 02/25/2037	698	643

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,287	2,061
4.248% due 08/25/2035	9,032	8,616
4.663% due 03/25/2034	1,141	1,084
4.748% due 08/25/2035	8,229	7,829
4.900% due 12/25/2035	2,036	1,942
5.666% due 07/25/2046	5,674	4,405
6.014% due 09/25/2037	3,255	2,277

Countrywide Alternative Loan Trust
3.368% due 02/20/2047	77	47
3.377% due 01/25/2037	1,500	690
3.382% due 12/20/2046	6,387	3,894
3.398% due 07/20/2046	18,960	11,705
3.855% due 12/25/2035	3,477	2,125
5.898% due 02/25/2037	15,784	11,017
6.000% due 01/25/2037	9,237	6,529
6.000% due 02/25/2037	376	275

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 06/25/2035	10,928	9,179
5.230% due 01/20/2035	828	716
5.431% due 02/25/2047	1,292	846
5.547% due 04/20/2036	1,206	970
5.613% due 02/20/2036	638	427
5.620% due 03/25/2037	1,240	879

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	800	496

CS First Boston Mortgage Securities Corp.
4.452% due 04/25/2034	906	817

CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	500	298

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.588% due 10/25/2035	832	544

First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	1,155	1,100

First Republic Mortgage Loan Trust
2.788% due 08/15/2032	127	115

GE Capital Commercial Mortgage Corp.
4.970% due 08/11/2036	3,014	2,949

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
3.477% due 11/25/2045	$26	$16

GSR Mortgage Loan Trust
4.539% due 09/25/2035	31,802	27,223

Harborview Mortgage Loan Trust
3.270% due 03/19/2037	1,931	1,191
3.378% due 08/21/2036	3,488	2,147
3.528% due 06/20/2035	965	625
4.805% due 04/19/2034	915	868

Homebanc Mortgage Trust
5.909% due 04/25/2037	1,600	871

Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	1,500	970

Indymac INDB Mortgage Loan Trust
3.507% due 11/25/2035	703	391

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	48	45
3.407% due 06/25/2047	7,226	4,393
3.507% due 06/25/2037	1,245	663
5.000% due 08/25/2035	1,556	734
5.369% due 01/25/2036	819	641
5.425% due 09/25/2035	836	568
5.490% due 10/25/2035	691	469
5.975% due 06/25/2036	1,100	805

JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051	1,210	1,027
5.937% due 02/12/2049	13,000	11,111

JPMorgan Mortgage Trust
5.021% due 02/25/2035	632	551
5.375% due 08/25/2035	1,400	1,116

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	1,800	1,516

Lehman XS Trust
3.287% due 07/25/2046	2,562	2,518

Luminent Mortgage Trust
3.387% due 12/25/2036	4,653	2,936

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	5,947	3,761
3.788% due 11/21/2034	604	597
4.669% due 12/25/2033	471	479
5.157% due 12/25/2033	1,330	1,362

MASTR Alternative Loans Trust
3.607% due 03/25/2036	2,003	1,101

Mellon Residential Funding Corp.
2.838% due 11/15/2031	43	39
2.928% due 12/15/2030	596	554
3.158% due 10/20/2029	302	283

Merrill Lynch Floating Trust
2.558% due 06/15/2022	3,028	2,754

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	723	588

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	122	93
3.457% due 11/25/2035	96	85
4.207% due 10/25/2035	53	48

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	600	379

Nomura Asset Acceptance Corp.
5.654% due 02/25/2036	909	579
5.820% due 03/25/2047	700	538
6.138% due 03/25/2047	1,100	713

Residential Accredit Loans, Inc.
3.387% due 06/25/2046	25,368	15,912
5.665% due 09/25/2035	1,142	889

Residential Asset Securitization Trust
3.657% due 12/25/2036	3,080	1,683

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.250% due 10/25/2036	$4,000	$2,226

Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033	4,533	4,125

Sequoia Mortgage Trust
3.380% due 10/19/2026	35	32

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	17	10
5.246% due 05/25/2036	1,500	680
5.375% due 11/25/2035	779	561
5.429% due 09/25/2036	1,500	1,265
5.535% due 08/25/2035	164	133
6.000% due 10/25/2037	1,221	806

Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	31	30
3.280% due 07/19/2035	542	434
3.327% due 08/25/2036	14,300	8,398
3.360% due 10/19/2034	15	11
3.397% due 07/25/2046	11,205	6,919
3.417% due 05/25/2046	9,513	5,848

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	1,300	947

Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	813	759
3.327% due 09/25/2046	69	64

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	137	125

WaMu Mortgage Pass-Through Certificates
3.467% due 11/25/2045	7,907	5,016
3.497% due 07/25/2045	101	68
3.497% due 10/25/2045	173	110
3.555% due 03/25/2047	18,028	9,501
3.675% due 12/25/2046	7,926	4,200
3.747% due 12/25/2027	716	617
3.948% due 02/27/2034	3,026	2,860
4.055% due 11/25/2042	5	4
4.229% due 03/25/2034	648	624
4.329% due 07/25/2046	63	47
5.342% due 01/25/2037	6,031	4,791
5.542% due 04/25/2037	4,308	3,208
5.609% due 12/25/2036	3,859	2,763
5.668% due 05/25/2037	9,298	8,418
5.711% due 02/25/2037	11,387	8,408
5.760% due 03/25/2033	179	179

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	4,345	2,529

Total Mortgage-Backed Securities (Cost $448,062)		413,940

ASSET-BACKED SECURITIES 4.0%

ACE Securities Corp.
3.287% due 10/25/2036	203	201

American Express Credit Account Master Trust
3.438% due 08/15/2012	11,200	11,115

BA Credit Card Trust
3.068% due 04/15/2013	33,300	32,592
3.688% due 12/16/2013	49,400	48,558

Bear Stearns Asset-Backed Securities Trust
3.537% due 01/25/2036	832	784
3.657% due 03/25/2043	116	113

Bravo Mortgage Asset Trust
3.337% due 07/25/2036	364	358

Capital Auto Receivables Asset Trust
3.408% due 03/15/2011	800	797

Chase Issuance Trust
2.508% due 03/15/2013	8,800	8,485
2.528% due 02/15/2013	250	239
2.738% due 09/15/2011	1,600	1,581

See Accompanying Notes	Semiannual Report	September 30, 2008	173

Schedule of Investments  Real Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.138% due 11/15/2011		$2,300	$2,282
3.238% due 08/17/2015		6,000	5,685
4.319% due 09/15/2015		14,000	13,965

Equity One Asset-Backed Securities, Inc.
3.507% due 04/25/2034		162	110

Ford Credit Auto Owner Trust
3.388% due 01/15/2011		1,500	1,484
3.908% due 06/15/2012		142,700	139,084

GSAMP Trust
3.327% due 12/25/2035		95	95

GSR Mortgage Loan Trust
3.307% due 11/25/2030		71	70

Lehman XS Trust
3.287% due 04/25/2046		4	4
3.287% due 11/25/2046		43	41
3.297% due 05/25/2046		676	664

Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037		2,066	2,035
3.257% due 05/25/2037		186	183
3.267% due 04/25/2037		231	229
3.327% due 02/25/2037		801	750

Morgan Stanley ABS Capital I
3.247% due 07/25/2036		147	146

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		1,215	1,007
6.000% due 07/25/2047		745	495

New Century Home Equity Loan Trust
3.277% due 08/25/2036		1,250	1,244

Nomura Asset Acceptance Corp.
3.347% due 01/25/2036		8	7

Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047		71	67

SACO I, Inc.
3.267% due 05/25/2036		1,829	1,628

SLM Student Loan Trust
2.800% due 01/25/2018		470	469
4.173% due 04/25/2023		322,400	323,609

Soundview Home Equity Loan Trust
3.267% due 12/25/2036		198	196

USAA Auto Owner Trust
4.160% due 04/16/2012		1,700	1,677

Total Asset-Backed Securities (Cost $605,949)			602,049

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
3.011% due 10/04/2011		17,150	17,205

Total Sovereign Issues (Cost $17,136)			17,205

FOREIGN CURRENCY-DENOMINATED ISSUES 3.9%

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010	BRL	5,400	4,757

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		52,819	24,644

Brazilian Government International Bond
10.250% due 01/10/2028		10,000	4,643

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

France Government Bond
3.750% due 04/25/2017	EUR	1,000	$1,358

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	3,779
5.500% due 09/15/2066	GBP	12,450	14,814
5.500% due 09/15/2067	EUR	500	422
6.500% due 09/15/2067	GBP	30,600	32,571

Green Valley Ltd.
8.562% due 01/10/2011	EUR	5,100	7,162

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		2,339	3,253
2.350% due 09/15/2019 (c)		11,857	15,912

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	3,061,760	27,059
1.100% due 12/10/2016		10,862,540	97,219
1.200% due 06/10/2017		14,603,940	130,776
1.200% due 12/10/2017		4,745,910	42,388
1.400% due 06/10/2018		7,519,060	68,113

Pylon Ltd.
6.469% due 12/18/2008	EUR	21,850	30,582
8.869% due 12/29/2008		40,700	56,882

Republic of Germany
4.250% due 07/04/2039		5,500	7,306

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,000	4,552

Silver Arrow S.A.
4.585% due 08/15/2014		6,944	9,719

Sweden Government CPI Linked Bond
3.500% due 12/01/2015	SEK	400	76

United Kingdom Gilt
4.500% due 12/07/2042	GBP	1,000	1,769
4.750% due 12/07/2038		800	1,482

Total Foreign Currency-Denominated Issues (Cost $627,375)			591,238

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		157,000	1,349

Bank of America Corp.
7.250% due 12/31/2049		16,000	13,364

Wachovia Corp.
7.500% due 12/31/2049		9,000	3,532

Total Convertible Preferred Stocks (Cost $36,775)			18,245

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.4%

CERTIFICATES OF DEPOSIT 0.9%

Nordea Bank Finland PLC
3.682% due 12/01/2008		$5,500	5,499

UBS AG
3.741% due 07/01/2010		6,200	5,583

Unicredito Italiano NY
3.088% due 05/18/2009		126,000	122,475

			133,557

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 0.7%

BNP Paribas
3.000% due 10/01/2008	$35,600	$35,600

Citibank N.A.
3.570% due 10/23/2008	25,300	25,245

Royal Bank of Scotland Group PLC
8.000% due 11/03/2008	42,900	42,585

		103,430

REPURCHASE AGREEMENTS 3.5%

Barclays Capital, Inc.
2.250% due 10/01/2008	277,600	277,600
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $282,793. Repurchase proceeds are $277,617.)

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	130,552	130,552
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $130,893. Repurchase proceeds are $130,553.)

Merrill Lynch & Co., Inc.
0.050% due 10/06/2008	18,275	18,275
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2015 valued at $18,148. Repurchase proceeds are $18,275.)
0.500% due 10/06/2008	95,050	95,050
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $95,655. Repurchase proceeds are $95,051.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	6,625	6,625
(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $6,761. Repurchase proceeds are $6,625.)

		528,102

U.S. TREASURY BILLS 4.3%
0.923% due 09/25/2008 - 12/26/2008 (b)(d)(e)(f)(g)	652,440	648,825

Total Short-Term Instruments (Cost $1,420,590)		1,413,914

PURCHASED OPTIONS (k) 0.0%
(Cost $4,340)		2,845

Total Investments 202.5% (Cost $31,310,940)		$30,556,179

Written Options (l) (0.2%) (Premiums $18,301)		(24,021)

Other Assets and Liabilities (Net) (102.3%)		(15,444,887)

Net Assets 100.0%		$15,087,271

174	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $5,212 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $144,838 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $281,849 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(g)	Securities with an aggregate market value of $3,688 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $133,333 at a weighted average interest rate of 3.140%. On September 30, 2008, securities valued at $261,116 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $74,859 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	852	$222
90-Day Euribor June Futures	Long	06/2009	1,187	(166)
90-Day Euribor March Futures	Long	03/2009	356	1,032
90-Day Euribor September Futures	Long	09/2009	1,192	313
90-Day Eurodollar December Futures	Long	12/2008	2,302	(1,989)
90-Day Eurodollar December Futures	Long	12/2009	5,003	3,763
90-Day Eurodollar June Futures	Long	06/2009	6,420	8,504
90-Day Eurodollar June Futures	Long	06/2010	1,800	1,879
90-Day Eurodollar March Futures	Long	03/2009	1,398	960
90-Day Eurodollar March Futures	Long	03/2010	4,627	4,203
90-Day Eurodollar September Futures	Long	09/2009	9,363	12,943
Euro-Bobl December Futures	Long	12/2008	50	57
Euro-Bund 10-Year Bond December Futures	Short	12/2008	1,839	(2,018)
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 124.000	Long	12/2008	1,785	77
Japan Government 10-Year Bond December Futures	Short	12/2008	250	1,515
U.S. Treasury 5-Year Note December Futures	Short	12/2008	547	500
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	1,057	143
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	870	(1,690)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	120	(34)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	3,493	6,584
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,039	269
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	120	(12)
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	141	(122)

				$36,933

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp. 6.900% due 12/15/2017	(1.820%)	12/20/2017	RBS	9.136%	$5,000	$2,131	$0	$2,131
American Standard, Inc. 5.500% due 04/01/2015	(0.660%)	06/20/2015	BOA	0.592%	6,000	(25)	0	(25)
Amgen, Inc. 5.850% due 06/01/2017	(0.670%)	06/20/2017	DUB	0.749%	9,000	49	0	49
AutoZone, Inc. 5.875% due 10/15/2012	(0.529%)	12/20/2012	GSC	0.880%	4,100	55	0	55
AutoZone, Inc. 6.500% due 01/15/2014	(1.070%)	03/20/2014	BOA	0.963%	5,000	(27)	0	(27)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	(1.780%)	12/20/2012	GSC	1.369%	8,500	(136)	0	(136)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(0.640%)	12/20/2017	CSFB	1.400%	5,000	266	0	266
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%)	03/20/2018	BNP	1.400%	17,000	(961)	0	(961)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(1.185%)	03/20/2018	RBS	1.400%	5,000	75	0	75
Black & Decker Corp. 7.125% due 06/01/2011	(0.680%)	12/20/2012	BOA	1.106%	800	13	0	13
Brookfield Asset Management, Inc. 5.800% due 04/25/2017	(2.180%)	06/20/2017	UBS	2.500%	7,500	149	0	149
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	(0.720%)	06/20/2017	BCLY	0.434%	2,500	(52)	0	(52)
Capital One Financial Corp. 6.250% due 11/15/2013	(1.210%)	09/20/2012	BEAR	4.685%	7,200	789	0	789
Capital One Financial Corp. 6.250% due 11/15/2013	(1.150%)	09/20/2012	JPM	4.685%	800	89	0	89

See Accompanying Notes	Semiannual Report	September 30, 2008	175

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Capital One Financial Corp. 6.250% due 11/15/2013	(1.200%)	09/20/2012	RBS	4.685%	$10,000	$1,099	$0	$1,099
Capital One Financial Corp. 6.250% due 11/15/2013	(1.200%)	09/20/2012	UBS	4.685%	10,000	1,099	0	1,099
Cardinal Health, Inc. 6.000% due 06/15/2017	(0.740%)	06/20/2017	DUB	0.711%	6,195	(14)	0	(14)
CenturyTel, Inc. 6.000% due 04/01/2017	(1.850%)	06/20/2017	BCLY	1.678%	10,803	(130)	0	(130)
Citigroup, Inc. 6.125% due 05/15/2018	(0.900%)	06/20/2018	BNP	2.656%	5,400	625	0	625
Citigroup, Inc. 6.125% due 05/15/2018	(0.850%)	06/20/2018	UBS	2.656%	2,300	274	0	274
Citigroup, Inc. 6.500% due 08/19/2013	(1.577%)	09/20/2013	JPM	2.848%	10,000	513	0	513
Clorox Co. 6.125% due 02/01/2011	(0.470%)	12/20/2012	CITI	0.696%	2,300	20	0	20
Computer Sciences Corp. 6.500% due 03/15/2018	(0.870%)	03/20/2018	BCLY	0.671%	2,500	(39)	0	(39)
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.299%)	12/20/2012	GSC	0.445%	4,600	26	0	26
Constellation Energy Group, Inc. 4.550% due 06/15/2015	(0.960%)	06/20/2015	JPM	3.173%	2,200	225	0	225
Con-way, Inc. 7.250% due 01/15/2018	(1.834%)	03/20/2018	BOA	2.500%	10,000	423	0	423
Countrywide Financial Corp. 5.800% due 06/07/2012	(2.670%)	06/20/2012	JPM	3.568%	5,000	135	0	135
CSX Corp. 6.250% due 03/15/2018	(1.050%)	03/20/2018	CSFB	1.556%	5,000	179	0	179
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.140%)	09/20/2018	BCLY	1.280%	6,000	57	0	57
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.180%)	09/20/2018	BCLY	1.280%	10,000	67	0	67
Erac USA Finance Co. 6.375% due 10/15/2017	(2.700%)	12/20/2017	GSC	4.180%	5,000	412	0	412
FirstEnergy Corp. 6.450% due 11/15/2011	(0.500%)	12/20/2011	CSFB	0.640%	2,500	10	0	10
GMAC LLC 6.875% due 08/28/2012	(4.800%)	09/20/2012	RBS	48.784%	10,000	5,125	0	5,125
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(0.970%)	03/20/2018	BNP	3.932%	7,500	1,303	0	1,303
H.J. Heinz Co. 5.350% due 07/15/2013	(0.530%)	09/20/2013	JPM	0.529%	5,000	(1)	0	(1)
HCP, Inc. 6.300% due 09/15/2016	(2.830%)	09/20/2016	JPM	3.498%	2,000	73	0	73
HCP, Inc. 6.700% due 01/30/2018	(2.260%)	03/20/2018	MSC	3.382%	5,000	344	0	344
Home Depot, Inc. 5.400% due 03/01/2016	(1.920%)	03/20/2016	GSC	1.641%	2,500	(43)	0	(43)
Hospira, Inc. 5.900% due 06/15/2014	(1.030%)	06/20/2014	MSC	0.713%	2,500	(41)	0	(41)
International Lease Finance Corp. 6.625% due 11/15/2013	(1.600%)	12/20/2013	BNP	8.310%	2,500	547	0	547
International Lease Finance Corp. 6.625% due 11/15/2013	(1.600%)	12/20/2013	DUB	8.310%	4,100	897	0	897
International Lease Finance Corp. 6.625% due 11/15/2013	(1.530%)	12/20/2013	JPM	8.310%	3,900	862	0	862
Kimberly-Clark Corp. 6.875% due 02/15/2014	(0.320%)	12/20/2012	BEAR	0.404%	1,000	3	0	3
Kraft Foods, Inc. 6.125% due 02/01/2018	(0.860%)	03/20/2018	GSC	1.017%	4,000	45	0	45
Kraft Foods, Inc. 6.125% due 02/01/2018	(1.130%)	03/20/2018	RBS	1.017%	2,000	(17)	0	(17)
Kraft Foods, Inc. 6.125% due 08/23/2018	(1.040%)	06/20/2018	BOA	1.022%	3,700	(6)	0	(6)
Kraft Foods, Inc. 6.125% due 08/23/2018	(0.950%)	09/20/2018	GSC	1.026%	3,000	17	0	17
Kroger Co. 6.400% due 08/15/2017	(0.900%)	09/20/2017	BOA	0.675%	5,000	(83)	0	(83)
Lafarge S.A. 6.500% due 07/15/2016	(1.690%)	09/20/2016	BOA	3.174%	5,000	426	0	426
Ltd. Brands, Inc. 6.900% due 07/15/2017	(3.113%)	09/20/2017	MSC	3.100%	2,000	(3)	0	(3)
Macy’s Retail Holdings, Inc. 5.350% due 03/15/2012	(2.000%)	03/20/2012	JPM	2.083%	3,000	6	0	6
Macy’s Retail Holdings, Inc. 5.875% due 01/15/2013	(2.430%)	03/20/2013	BOA	2.280%	2,000	(13)	0	(13)
Macy’s Retail Holdings, Inc. 7.450% due 07/15/2017	(2.100%)	09/20/2017	DUB	2.375%	1,000	17	0	17
Macy’s Retail Holdings, Inc. 7.450% due 07/15/2017	(2.110%)	09/20/2017	DUB	2.375%	2,000	32	0	32
Macy’s Retail Holdings, Inc. 7.875% due 07/15/2015	(2.470%)	09/20/2015	MSC	2.375%	10,000	(58)	0	(58)
Marriott International, Inc. 4.625% due 06/15/2012	(0.640%)	12/20/2012	GSC	2.487%	2,100	143	0	143
Marriott International, Inc. 5.810% due 11/10/2015	(1.880%)	12/20/2015	DUB	2.572%	5,000	190	0	190
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(1.180%)	09/20/2015	BOA	0.699%	2,500	(72)	0	(72)
Masco Corp. 5.850% due 03/15/2017	(1.920%)	03/20/2017	CITI	2.550%	8,000	296	0	296
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%)	12/20/2012	BCLY	4.388%	9,800	1,133	0	1,133
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.950%)	12/20/2012	BOA	4.388%	1,600	184	0	184
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%)	12/20/2012	JPM	4.388%	5,400	624	0	624

176	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.920%)	12/20/2012	UBS	4.388%	$1,100	$128	$0	$128
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	(1.380%)	03/20/2013	BNP	4.321%	8,000	821	0	821
Morgan Stanley 6.000% due 04/28/2015	(1.040%)	06/20/2015	BCLY	9.326%	2,000	584	0	584
Morgan Stanley 6.000% due 04/28/2015	(1.210%)	06/20/2015	CITI	9.326%	10,000	2,859	0	2,859
Morgan Stanley 6.000% due 04/28/2015	(1.100%)	06/20/2015	DUB	9.326%	13,900	4,028	0	4,028
Morgan Stanley 6.000% due 04/28/2015	(1.210%)	06/20/2015	DUB	9.326%	4,000	1,144	0	1,144
Morgan Stanley 6.000% due 04/28/2015	(1.200%)	06/20/2015	GSC	9.326%	900	258	0	258
Motorola, Inc. 6.000% due 11/15/2017	(2.600%)	12/20/2017	DUB	2.696%	4,000	22	0	22
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.319%)	12/20/2012	GSC	0.902%	4,200	94	0	94
Nucor Corp. 5.750% due 12/01/2017	(0.486%)	12/20/2017	CSFB	1.147%	4,000	190	0	190
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.570%)	06/20/2013	CITI	0.776%	1,500	13	0	13
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	(0.690%)	06/20/2018	CITI	0.916%	3,500	60	0	60
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	(0.720%)	06/20/2018	DUB	0.916%	11,000	163	0	163
Pearson PLC 7.000% due 10/27/2014	(0.900%)	06/20/2013	CITI	0.776%	1,500	(8)	0	(8)
Pearson PLC 7.000% due 10/27/2014	(1.040%)	06/20/2018	CITI	0.916%	3,500	(34)	0	(34)
PPG Industries, Inc. 6.650% due 03/15/2018	(0.650%)	03/20/2018	BOA	1.192%	10,000	391	0	391
PPL Energy Supply LLC 6.300% due 07/15/2013	(1.450%)	09/20/2013	HSBC	2.696%	5,000	258	0	258
Prudential Financial, Inc. 6.100% due 06/15/2017	(0.870%)	06/20/2017	BCLY	3.993%	2,000	352	0	352
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	(3.250%)	09/20/2009	JPM	3.678%	12,500	39	0	39
Rexam PLC 6.750% due 06/01/2013	(1.450%)	06/20/2013	BCLY	1.797%	10,600	150	0	150
Rexam PLC 6.750% due 06/01/2013	(1.450%)	06/20/2013	CITI	1.797%	3,000	42	0	42
Reynolds American, Inc. 7.250% due 06/01/2012	(1.100%)	06/20/2012	BCLY	1.355%	12,500	104	0	104
Reynolds American, Inc. 7.250% due 06/01/2013	(1.020%)	06/20/2013	DUB	1.552%	10,000	217	0	217
Rohm & Haas Co. 5.600% due 03/15/2013	(0.470%)	03/20/2013	DUB	0.333%	7,000	(40)	0	(40)
RPM International, Inc. 6.500% due 02/15/2018	(1.030%)	03/20/2018	BOA	1.263%	8,550	141	0	141
Ryder System, Inc. 6.000% due 03/01/2013	(0.850%)	03/20/2013	BOA	1.485%	1,100	28	0	28
Ryder System, Inc. 7.200% due 09/01/2015	(1.550%)	09/20/2015	BOA	1.570%	9,000	7	0	7
SCA Finans AB 4.500% due 07/15/2015	(0.810%)	09/20/2015	DUB	1.950%	6,000	383	0	383
Sealed Air Corp. 5.625% due 07/15/2013	(1.035%)	09/20/2013	BCLY	1.774%	10,000	322	0	322
Sempra Energy 6.150% due 06/15/2018	(0.580%)	06/20/2018	BOA	1.060%	3,000	108	0	108
Sempra Energy 6.150% due 06/15/2018	(0.550%)	06/20/2018	DUB	1.060%	1,500	57	0	57
Spectra Energy Capital LLC 5.668% due 08/15/2014	(0.750%)	09/20/2014	DUB	1.270%	10,000	264	0	264
Spectra Energy Capital LLC 6.200% due 04/15/2018	(0.975%)	06/20/2018	DUB	1.366%	15,000	429	0	429
Staples, Inc. 7.375% due 10/01/2012	(0.700%)	12/20/2012	MSC	1.373%	400	10	0	10
Starwood Hotels & Resorts Worldwide, Inc. 6.250% due 02/15/2013	(2.370%)	03/20/2013	BOA	2.784%	3,000	45	0	45
Target Corp. 6.000% due 01/15/2018	(1.200%)	03/20/2018	MSC	0.750%	7,000	(239)	0	(239)
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.550%)	06/20/2018	GSC	2.503%	3,200	208	0	208
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.530%)	06/20/2018	JPM	2.503%	7,500	497	0	497
Tyco Electronics Group S.A. 6.550% due 10/01/2017	(0.950%)	12/20/2017	DUB	1.212%	4,000	74	0	74
Tyco International Group S.A. 6.000% due 11/15/2013	(0.750%)	12/20/2013	BOA	1.175%	8,000	155	0	155
Tyco International Ltd. 7.000% due 12/15/2019	(1.120%)	12/20/2019	BOA	1.498%	12,000	365	0	365
Union Pacific Corp. 5.650% due 05/01/2017	(0.810%)	06/20/2017	UBS	0.610%	5,000	(74)	0	(74)
Verizon Communications, Inc. 5.500% due 04/01/2017	(0.900%)	06/20/2017	GSC	0.851%	5,000	(19)	0	(19)
Viacom, Inc. 6.125% due 10/05/2017	(1.110%)	12/20/2017	BOA	1.715%	4,000	167	0	167
Viacom, Inc. 6.250% due 04/30/2016	(1.930%)	06/20/2016	BOA	1.690%	2,500	(39)	0	(39)
Viacom, Inc. 6.250% due 04/30/2016	(1.150%)	06/20/2016	DUB	1.690%	5,000	164	0	164
Whirlpool Corp. 6.500% due 06/15/2016	(1.060%)	06/20/2016	GSC	1.150%	6,000	32	0	32

						$34,246	$0	$34,246

See Accompanying Notes	Semiannual Report	September 30, 2008	177

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	1.992%	03/20/2013	DUB	14.972%	$10,000	$(3,366)	$0	$(3,366)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	CITI	1.357%	5,800	(131)	0	(131)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	JPM	1.357%	8,600	(195)	0	(195)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.100%	09/20/2013	CSFB	3.507%	14,700	(838)	0	(838)
Fannie Mae 5.250% due 08/01/2012	1.401%	03/20/2013	BNP	Defaulted	20,000	(693)	0	(693)
Fannie Mae 5.250% due 08/01/2012	1.580%	03/20/2013	BNP	Defaulted	2,500	(87)	0	(87)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	BCLY	28.870%	2,500	(1,075)	0	(1,075)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	JPM	28.870%	3,600	(1,545)	0	(1,545)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	MSC	28.870%	8,600	(3,699)	0	(3,699)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	2.560%	06/20/2012	UBS	28.735%	1,500	(652)	0	(652)
General Electric Capital Corp. 6.000% due 06/15/2012	1.010%	03/20/2013	BCLY	6.113%	4,700	(763)	0	(763)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%	700	(21)	0	(21)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%	1,900	(56)	0	(56)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	BCLY	48.784%	3,200	(1,707)	0	(1,707)
GMAC LLC 6.875% due 08/28/2012	5.100%	09/20/2012	BOA	48.784%	15,000	(7,634)	0	(7,634)
GMAC LLC 6.875% due 08/28/2012	6.300%	09/20/2012	BOA	48.784%	1,200	(594)	0	(594)
GMAC LLC 6.875% due 08/28/2012	7.000%	09/20/2012	BOA	48.784%	7,000	(3,404)	0	(3,404)
GMAC LLC 6.875% due 08/28/2012	3.400%	06/20/2011	GSC	57.233%	1,100	(573)	0	(573)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	GSC	48.784%	11,300	(6,028)	0	(6,028)
GMAC LLC 6.875% due 08/28/2012	6.310%	09/20/2012	GSC	48.784%	9,300	(4,599)	0	(4,599)
GMAC LLC 6.875% due 08/28/2012	5.400%	09/20/2012	JPM	48.784%	3,100	(1,567)	0	(1,567)
GMAC LLC 6.875% due 08/28/2012	5.450%	09/20/2012	JPM	48.784%	3,100	(1,565)	0	(1,565)
GMAC LLC 6.875% due 08/28/2012	6.300%	09/20/2012	MLP	48.784%	18,600	(9,200)	0	(9,200)
GMAC LLC 6.875% due 08/28/2012	6.850%	06/20/2012	MSC	50.152%	5,700	(2,781)	0	(2,781)
GMAC LLC 6.875% due 08/28/2012	3.620%	06/20/2011	UBS	57.233%	5,000	(2,546)	0	(2,546)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.770%	09/20/2012	BCLY	4.610%	7,000	(850)	0	(850)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.740%	09/20/2012	CSFB	4.610%	5,100	(624)	0	(624)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.750%	09/20/2012	MSC	4.610%	2,100	(256)	0	(256)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.780%	09/20/2012	RBS	4.610%	2,000	(242)	0	(242)
Indonesia Government International Bond 6.750% due 03/10/2014	0.510%	12/20/2008	DUB	1.074%	36,500	(42)	0	(42)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	11,700	3	0	3
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.120%	09/20/2012	BNP	Defaulted	3,200	(2,703)	0	(2,703)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.200%	09/20/2012	BNP	Defaulted	3,200	(2,703)	0	(2,703)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	JPM	Defaulted	8,700	(7,350)	0	(7,350)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.660%	09/20/2012	RBS	Defaulted	7,000	(5,902)	0	(5,902)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	BCLY	0.829%	26,300	(9)	0	(9)
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	4,000	(2)	0	(2)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	MSC	0.829%	8,900	(3)	0	(3)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	7,000	8	0	8
Peru Government International Bond 8.750% due 11/21/2033	0.350%	12/20/2008	BCLY	0.350%	17,900	18	0	18
Russia Government International Bond 7.500% due 03/31/2030	0.330%	12/20/2008	BCLY	2.248%	17,900	(61)	0	(61)
Russia Government International Bond 7.500% due 03/31/2030	0.325%	12/20/2008	DUB	2.248%	19,000	(66)	0	(66)
SLM Corp. 5.125% due 08/27/2012	4.000%	03/20/2009	BCLY	19.698%	5,000	(336)	0	(336)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%	8,000	(544)	0	(544)
SLM Corp. 5.125% due 08/27/2012	4.750%	03/20/2009	UBS	19.698%	25,000	(1,282)	0	(1,282)
Ukraine Government International Bond 7.650% due 06/11/2013	0.780%	12/20/2008	BCLY	5.144%	17,900	(137)	0	(137)
Ukraine Government International Bond 7.650% due 06/11/2013	0.790%	12/20/2008	DUB	5.144%	19,000	(145)	0	(145)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%	11,000	(80)	0	(80)

						$(78,627)	$0	$(78,627)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-8 Index	(2.750%)	06/20/2012	BCLY	$11,484	$1,309	$523	$786
CDX.HY-8 Index	(2.750%)	06/20/2012	BEAR	48,520	5,531	1,590	3,941
CDX.HY-8 Index	(2.750%)	06/20/2012	BOA	137,263	15,646	4,301	11,345
CDX.HY-8 Index	(2.750%)	06/20/2012	DUB	2,178	248	98	150
CDX.HY-8 Index	(2.750%)	06/20/2012	MLP	89,397	10,190	3,429	6,761
CDX.HY-8 Index	(2.750%)	06/20/2012	UBS	31,779	3,622	1,370	2,252
CDX.IG-8 5 Year Index	(0.350%)	06/20/2012	BCLY	26,400	1,395	364	1,031
CDX.IG-8 5 Year Index	(0.350%)	06/20/2012	BOA	13,000	687	166	521
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	RBS	29,300	1,266	457	809
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	224,400	12,217	1,797	10,420
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BOA	38,200	2,080	168	1,912
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	62,700	3,414	278	3,136
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	JPM	17,600	958	81	877
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	151,800	8,264	1,948	6,316
CDX.IG-9 10 Year Index 3-7%	(6.550%)	12/20/2017	GSC	22,700	5,072	0	5,072
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	949,300	5,244	(4,289)	9,533
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	326,200	1,802	(2,698)	4,500
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	285,000	1,574	(1,615)	3,189
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	354,100	1,956	(3,582)	5,538
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	BCLY	73,900	126	(2,928)	3,054

178	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	$67,900	$116	$(1,931)	$2,047
CDX.XO-8 Index	(1.400%)	06/20/2012	BOA	6,400	790	260	530

					$83,507	$(213)	$83,720

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-9 Index 25-35%	6.385%	12/20/2012	GSC	$10,800	$155	$0	$155
CDX.HY-9 Index 25-35%	6.450%	12/20/2012	JPM	15,000	201	0	201
CDX.HY-9 Index 25-35%	6.510%	12/20/2012	MLP	10,600	165	0	165
CDX.HY-9 Index 25-35%	6.690%	12/20/2012	MLP	8,200	202	0	202
CDX.HY-9 Index 25-35%	6.570%	12/20/2012	MSC	2,800	58	0	58
CDX.IG-9 5 Year Index 15-30%	0.990%	12/20/2012	DUB	6,500	29	0	29
CDX.IG-9 5 Year Index 15-30%	1.130%	12/20/2012	MSC	4,800	79	0	79
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	13,000	(72)	(119)	47
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	84,990	(8,846)	(13,398)	4,552

					$(8,029)	$(13,517)	$5,488

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	163,000	$(1,119)	$483	$(1,602)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		47,600	(2,438)	(348)	(2,090)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		217,600	(9,365)	(19)	(9,346)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		6,000	(94)	(30)	(64)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		427,200	(6,653)	(1,671)	(4,982)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		40,800	(636)	(118)	(518)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		4,500	24	30	(6)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	294	237	57
Pay	3-Month AUD Bank Bill	7.000%	06/15/2009	CITI	AUD	145,000	345	143	202
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI		15,900	65	(36)	101
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		468,200	5,147	(145)	5,292
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		$684,000	5,603	4,966	637
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		421,100	2,844	2,842	2
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		594,800	4,018	3,117	901
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		122,500	(722)	(1,290)	568
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		56,200	(332)	(1,007)	675
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		459,200	(2,707)	(4,969)	2,262
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		303,100	(11,533)	7,706	(19,239)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		1,100	(42)	(34)	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		112,900	(4,295)	2,938	(7,233)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		61,200	(2,329)	(1,914)	(415)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		78,400	(2,983)	(2,416)	(567)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		114,500	(5,279)	7,930	(13,209)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		17,950	(654)	178	(832)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		3,000	(109)	(1)	(108)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		93,900	(3,417)	362	(3,779)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		240,500	(8,754)	1,453	(10,207)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		24,200	(881)	(309)	(572)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		46,000	2,102	(1,343)	3,445
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		56,900	(2,069)	(694)	(1,375)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		8,400	(306)	(500)	194
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		220,000	(7,999)	780	(8,779)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		301,350	(13,433)	(5,488)	(7,945)

See Accompanying Notes	Semiannual Report	September 30, 2008	179

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		$222,300	$(9,909)	$(8,016)	$(1,893)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		17,800	(794)	(802)	8
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CSFB		74,500	(3,321)	(2,553)	(768)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		4,900	(218)	(401)	183
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		231,000	(10,296)	(5,779)	(4,517)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		9,300	(414)	(598)	184
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		56,400	(2,514)	(2,812)	298
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	162,000	944	80	864
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		169,500	988	91	897
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	CITI		53,500	(165)	(36)	(129)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB		209,600	(646)	(184)	(462)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		35,800	(111)	(22)	(89)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		21,900	(68)	(25)	(43)
Pay	6-Month AUD Bank Bill	7.000%	06/15/2010	DUB		530,800	2,455	65	2,390
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB		83,700	1,605	(1,008)	2,613
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	CITI		20,900	(166)	144	(310)
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	DUB		14,300	(112)	124	(236)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	BCLY		20,200	(460)	16	(476)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	MSC		21,200	(483)	8	(491)
Receive	6-Month AUD Bank Bill	7.000%	03/15/2019	UBS		28,600	(1,303)	25	(1,328)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	169,800	(965)	(90)	(875)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		146,800	(834)	(78)	(756)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		36,100	74	(76)	150
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	RBS		5,600	(25)	(30)	5
Pay	6-Month EUR-LIBOR	5.000%	03/18/2019	HSBC		37,500	1,434	1,553	(119)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	121,200	(1,885)	(1,245)	(640)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		327,600	(1,054)	(854)	(200)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		95,200	1,671	1,606	65
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		54,200	(274)	663	(937)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		48,500	(246)	(1,509)	1,263
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,900	(445)	242	(687)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		39,200	(603)	259	(862)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		35,000	(540)	(136)	(404)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		22,500	(307)	(411)	104
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		11,700	(49)	(292)	243
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		26,900	(113)	(592)	479
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		108,300	(455)	(2,397)	1,942
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		10,200	(43)	(256)	213
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		42,400	1,052	933	119
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		19,300	479	407	72
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		35,600	2,891	1,103	1,788
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		17,000	(500)	(111)	(389)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	RBS		24,400	(718)	(286)	(432)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		2,300	(388)	(234)	(154)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		33,200	(5,603)	(3,512)	(2,091)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	33,800,000	(54)	(728)	674
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY	MXN	210,000	(74)	0	(74)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI		476,300	(1,595)	90	(1,685)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC		11,800	(39)	(2)	(37)
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		132,800	(346)	0	(346)
Receive	EUR-HICP ex-Tobacco Index	2.275%	10/15/2016	UBS	EUR	33,900	(606)	0	(606)
Pay	France CPI ex-Tobacco Index	2.040%	03/15/2010	BCLY		50,000	(221)	0	(221)
Pay	France CPI ex-Tobacco Index	2.103%	09/14/2010	BNP		60,000	(497)	0	(497)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP		52,200	(427)	(115)	(312)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		8,800	(70)	(2)	(68)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		22,700	(104)	12	(116)
Pay	France CPI ex-Tobacco Index	2.040%	02/21/2011	BNP		33,900	(527)	0	(527)
Pay	France CPI ex-Tobacco Index	2.100%	03/13/2011	DUB		4,800	(72)	0	(72)
Pay	France CPI ex-Tobacco Index	2.028%	10/15/2011	JPM		31,400	(707)	0	(707)
Pay	France CPI ex-Tobacco Index	2.095%	10/15/2011	UBS		27,800	(488)	0	(488)
Pay	France CPI ex-Tobacco Index	1.970%	12/15/2011	JPM		6,900	(241)	0	(241)
Pay	France CPI ex-Tobacco Index	1.976%	12/15/2011	GSC		40,900	(1,520)	(85)	(1,435)
Pay	France CPI ex-Tobacco Index	1.988%	12/15/2011	BNP		72,600	(2,307)	0	(2,307)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		5,900	(233)	4	(237)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		12,600	(502)	7	(509)
Pay	France CPI ex-Tobacco Index	1.983%	03/15/2012	BNP		5,200	(189)	11	(200)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		5,900	(243)	0	(243)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		6,900	(296)	0	(296)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		3,000	(122)	0	(122)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		2,200	(93)	1	(94)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		9,200	(382)	0	(382)
Pay	France CPI ex-Tobacco Index	2.238%	06/20/2012	BCLY		17,000	(424)	0	(424)
Pay	France CPI ex-Tobacco Index	2.098%	09/28/2012	BNP		33,000	(1,223)	0	(1,223)
Pay	France CPI ex-Tobacco Index	2.150%	01/19/2016	BNP		75,000	(2,825)	46	(2,871)
Pay	France CPI ex-Tobacco Index	2.350%	10/15/2016	UBS		33,100	(592)	0	(592)

180	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	France CPI ex-Tobacco Index	2.353%	10/15/2016	JPM	EUR	30,000	$(439)	$0	$(439)
Pay	GBP-UKRPI Index	3.100%	11/14/2016	BCLY	GBP	40,000	(4,352)	0	(4,352)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		3,000	(251)	12	(263)
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		11,900	(1,108)	23	(1,131)
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		34,800	(3,746)	0	(3,746)
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		13,600	(2,704)	0	(2,704)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		17,000	(3,132)	0	(3,132)
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		5,250	(911)	0	(911)
Pay	USD-CPI Urban Consumers Index	2.538%	01/16/2013	BCLY		$45,000	124	0	124
Pay	USD-CPI Urban Consumers Index	2.790%	10/07/2015	BNP		50,000	605	0	605
Pay	USD-CPI Urban Consumers Index	2.710%	01/08/2018	BNP		40,000	659	0	659
Pay	USD-CPI Urban Consumers Index	2.970%	03/05/2018	GSC		39,000	1,699	0	1,699
Pay	USD-CPI Urban Consumers Index	2.980%	03/06/2018	MSC		6,900	289	0	289

							$(130,427)	$(16,919)	$(113,508)

(k)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$124.000	11/21/2008	3,038	$55	$49
Call - CBOT U.S. Treasury 10-Year Note December Futures	136.000	11/21/2008	1,994	36	31
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	3,464	63	54
Call - CBOT U.S. Treasury 30-Year Bond December Futures	139.000	11/21/2008	5,147	93	75
Call - CBOT U.S. Treasury 30-Year Bond December Futures	140.000	11/21/2008	1,609	29	23
Put - CBOT U.S. Treasury 5-Year Note December Futures	101.500	11/21/2008	81	1	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	1,642	30	26
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	643	12	10
Put - CBOT U.S. Treasury 30-Year Bond December Futures	90.000	11/21/2008	2,305	42	38

				$361	$308

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$ 170,800	$1,879	$1,369
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	23,300	249	172
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	15,700	167	116
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,000	127	89
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	55,500	596	410
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	29,300	310	316

							$3,328	$2,472

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 5.500% due 10/01/2038	$106.000	10/07/2008	$2,000	$0	$0
Call - OTC Freddie Mac 5.500% due 11/01/2038	107.500	11/06/2008	2,354,000	265	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	79.000	10/07/2008	200,000	24	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	500	0	0
Put - OTC Fannie Mae 6.000% due 11/01/2038	82.000	11/06/2008	495,200	56	2
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	93.313	10/17/2008	700,000	55	9
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	90.000	10/17/2008	1,000,000	78	18
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	95.375	10/06/2008	5,000	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	92.000	10/17/2008	119,200	9	5
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	98.750	10/06/2008	4,000	0	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	96.000	10/17/2008	750,000	59	13
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	101.750	10/06/2008	5,000	0	0
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	97.000	10/17/2008	685,900	54	9
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	98.000	10/17/2008	650,000	51	9

				$651	$65

(l)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	3,529	$2,330	$2,851
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	125	84	76
Call - CBOT U.S. Treasury 30-Year Bond December Futures	120.000	11/21/2008	362	299	542

See Accompanying Notes	Semiannual Report	September 30, 2008	181

Schedule of Investments  Real Return Fund  (Cont.)

Options on Exchange-Traded Futures Contracts (Cont.)
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$121.000	11/21/2008	$451	$400	$552
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	3,634	1,852	4,675
Put - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2008	362	265	270

				$5,230	$8,966

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$ 74,000	$1,950	$1,634
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,900	123	100
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	131	112
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	66,000	2,122	3,788
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	1,672
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,200	172	145
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	135	111
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	18,500	602	516
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	9,800	300	315
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	67,000	2,107	3,845
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	67,000	2,107	1,697

							$11,871	$13,935

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 11/01/2038	$99.719	10/24/2008	$60,000	$600	$977
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.719	10/24/2008	60,000	600	143

				$1,200	$1,120

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	11,983	$1,851,000	$68,414
Sales	32,564	166,400	27,489
Closing Buys	(6,965)	(457,400)	(20,670)
Expirations	(29,119)	(1,053,600)	(56,932)
Exercised	0	0	0

Balance at 09/30/2008	8,463	$506,400	$18,301

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	10/01/2038	$218,000	$215,238	$212,175
Fannie Mae	5.500%	10/01/2023	4,800	4,888	4,838
Fannie Mae	5.500%	10/01/2038	246,467	242,549	245,504
Freddie Mac	5.000%	10/01/2038	200	197	195
Freddie Mac	5.500%	09/01/2038	890,000	862,918	901,820
Freddie Mac	5.500%	10/01/2038	2,411,100	2,400,410	2,395,655
Freddie Mac	6.000%	10/01/2038	92,500	93,425	93,555
Ginnie Mae	5.500%	10/01/2038	6,000	6,040	5,995
U.S. Treasury Bonds	5.000%	05/15/2037	325,600	366,462	367,462
U.S. Treasury Bonds	7.500%	11/15/2024	15,100	20,803	21,023
U.S. Treasury Notes	2.500%	03/31/2013	513,200	501,780	507,494
U.S. Treasury Notes	3.250%	12/31/2009	93,300	94,558	95,648
U.S. Treasury Notes	3.500%	02/15/2018	306,200	298,462	301,860
U.S. Treasury Notes	3.625%	12/31/2012	30,710	31,820	32,112
U.S. Treasury Notes	4.000%	02/15/2015	27,200	28,378	28,617
U.S. Treasury Notes	4.000%	08/15/2018	12,800	13,101	13,041
U.S. Treasury Notes	4.125%	08/31/2012	123,600	129,784	130,864
U.S. Treasury Notes	4.125%	05/15/2015	8,750	9,265	9,375
U.S. Treasury Notes	4.250%	08/15/2014	97,800	103,552	104,933
U.S. Treasury Notes	4.250%	08/15/2015	7,800	8,289	8,303
U.S. Treasury Notes	4.500%	02/15/2016	108,600	116,777	116,581
U.S. Treasury Notes	4.750%	05/15/2014	201,500	219,755	224,154
U.S. Treasury Notes	4.750%	08/15/2017	110,300	120,175	119,005
U.S. Treasury Notes	4.875%	08/15/2016	123,550	135,707	134,770
U.S. Treasury Notes	5.125%	05/15/2016	71,300	78,926	79,891

				$6,103,259	$6,154,870

(6)	Market value includes $21,659 of interest payable on short sales.

182	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	2,235	10/2008	$154	$0	$154
Sell	BRL	BCLY	18,710	12/2008	1,225	0	1,225
Sell		HSBC	104,872	12/2008	5,211	0	5,211
Buy		JPM	217,373	12/2008	0	(2,820)	(2,820)
Buy		MSC	100,304	12/2008	0	(7,177)	(7,177)
Sell		MSC	78,463	12/2008	2,528	0	2,528
Sell		UBS	13,284	12/2008	602	0	602
Buy	CAD	RBC	282	10/2008	0	(3)	(3)
Sell	CHF	MSC	10,851	12/2008	112	0	112
Buy	CNY	BCLY	158,605	12/2008	0	(187)	(187)
Buy		BCLY	51,344	07/2009	0	(598)	(598)
Buy		DUB	138,073	07/2009	0	(1,520)	(1,520)
Buy		HSBC	74,825	07/2009	0	(673)	(673)
Buy		BCLY	198,206	09/2009	0	(805)	(805)
Buy		HSBC	197,458	09/2009	0	(763)	(763)
Buy	EUR	BCLY	4,159	10/2008	0	(222)	(222)
Buy		BOA	40,031	10/2008	0	(2,744)	(2,744)
Buy		CITI	15,474	10/2008	0	(886)	(886)
Sell		CITI	79,213	10/2008	0	(258)	(258)
Buy		CSFB	18,257	10/2008	0	(1,112)	(1,112)
Buy		GSC	7,904	10/2008	0	(491)	(491)
Buy		JPM	1,534	10/2008	0	(89)	(89)
Sell		UBS	165,639	10/2008	9,236	0	9,236
Buy	GBP	BCLY	7,279	10/2008	0	(277)	(277)
Buy		CITI	31,986	10/2008	0	(1,240)	(1,240)
Buy		CSFB	18,818	10/2008	0	(1,490)	(1,490)
Buy		JPM	4,002	10/2008	0	(313)	(313)
Buy		MSC	38,696	10/2008	0	(2,954)	(2,954)
Buy		RBS	6,705	10/2008	0	(532)	(532)
Buy		UBS	9,711	10/2008	0	(769)	(769)
Sell		UBS	141,113	11/2008	4,865	0	4,865
Sell	JPY	BCLY	879,560	10/2008	50	0	50
Sell		DUB	33,708,188	10/2008	0	(6,011)	(6,011)
Sell		UBS	66,874	10/2008	0	(9)	(9)
Sell		BCLY	879,560	11/2008	16	0	16
Sell	MXN	BCLY	146,506	11/2008	888	0	888
Buy		DUB	20,532	11/2008	0	(80)	(80)
Buy		JPM	381,193	11/2008	0	(2,115)	(2,115)
Sell		JPM	231,576	11/2008	909	0	909
Buy		MSC	20,298	11/2008	0	(79)	(79)
Buy	MYR	BCLY	36,945	11/2008	0	(734)	(734)
Sell		BCLY	83,164	11/2008	0	(254)	(254)
Buy		DUB	135	11/2008	0	(2)	(2)
Buy		JPM	101	11/2008	0	(2)	(2)
Buy		JPM	45,351	02/2009	0	(893)	(893)
Buy	NZD	BCLY	4,578	10/2008	0	(142)	(142)
Sell	PHP	BCLY	689,996	11/2008	0	(151)	(151)
Buy		HSBC	188,000	11/2008	0	(260)	(260)
Buy		JPM	188,500	11/2008	0	(228)	(228)
Buy		BCLY	43,600	02/2009	0	(45)	(45)
Buy		DUB	21,200	02/2009	0	(29)	(29)
Buy		HSBC	52,500	02/2009	0	(57)	(57)
Buy		JPM	73,919	02/2009	0	(59)	(59)
Buy		MLP	16,600	02/2009	0	(22)	(22)
Buy		MSC	58,600	02/2009	0	(66)	(66)
Buy		RBS	16,200	02/2009	0	(22)	(22)
Buy		LEH	11,100	12/2010	0	(12)	(12)
Sell		LEH	11,100	12/2010	0	(6)	(6)
Buy	PLN	HSBC	130,931	05/2009	0	(4,812)	(4,812)
Sell	RUB	BCLY	1,332,260	11/2008	1,414	0	1,414
Buy		DUB	1,036,669	11/2008	0	(1,831)	(1,831)
Buy		HSBC	416,610	11/2008	0	(838)	(838)
Sell		HSBC	748,678	11/2008	816	0	816
Buy		JPM	618,250	11/2008	0	(1,057)	(1,057)
Buy		HSBC	17,945	05/2009	0	(54)	(54)
Sell	SEK	RBS	5,030	10/2008	33	0	33
Buy	SGD	BCLY	16,555	11/2008	0	(542)	(542)
Buy		BOA	16,358	11/2008	0	(633)	(633)
Buy		CITI	1,490	11/2008	0	(22)	(22)
Buy		DUB	17,234	11/2008	0	(581)	(581)
Buy		JPM	1,527	11/2008	0	(22)	(22)
Buy		UBS	16,282	11/2008	0	(625)	(625)

					$28,059	$(50,218)	$(22,159)

See Accompanying Notes	Semiannual Report	September 30, 2008	183

Schedule of Investments  Real Return Fund  (Cont.)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$1,349	$30,550,539	$4,291	$30,556,179
Short Sales, at value	0	(6,133,211)	0	(6,133,211)
Other Financial Instruments ++	36,932	(90,048)	(26,127)	(79,243)

Total	$38,281	$24,327,280	$(21,836)	$24,343,725

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$6,330	$4,146	$0	$0	$(121)	$(6,064)	$4,291
Other Financial Instruments ++	(10,099)	0	0	0	(17,845)	1,817	(26,127)

Total	$(3,769)	$4,146	$0	$0	$(17,966)	$(4,247)	$(21,836)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

184	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Short-Term Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

CSC Holdings, Inc.
4.569% due 03/30/2013	$2,487	$2,203

Daimler Finance North America LLC
6.820% due 08/03/2012	15,741	10,692

HCA, Inc.
6.012% due 11/18/2013	3,656	3,215

MGM Mirage
3.409% due 10/03/2011	1,800	1,612
3.418% due 10/03/2011	1,800	1,613
3.437% due 10/03/2011	1,080	968
3.671% due 10/03/2011	2,700	2,329
3.805% due 10/03/2011	720	514
4.010% due 10/03/2011	900	776

NRG Energy, Inc.
2.701% due 02/01/2013	316	279
4.196% due 02/01/2013	155	137
5.262% due 02/01/2013	490	433

Total Bank Loan Obligations (Cost $30,613)		24,771

CORPORATE BONDS & NOTES 23.7%

BANKING & FINANCE 18.6%

Allstate Life Global Funding II
3.461% due 05/21/2010	39,100	38,910

American Express Bank FSB
2.507% due 06/12/2009	12,700	12,529
3.248% due 06/22/2009	3,000	2,959
5.500% due 04/16/2013	13,100	12,001

American Express Centurion Bank
2.568% due 07/13/2010	5,300	4,856

American Express Credit Corp.
2.546% due 03/02/2009	900	881
5.109% due 05/27/2010	19,000	17,876
5.875% due 05/02/2013	7,800	7,196

American Honda Finance Corp.
3.194% due 02/05/2010	5,000	4,997

American International Group, Inc.
2.833% due 01/29/2010	26,800	17,433

ANZ National International Ltd.
6.200% due 07/19/2013	14,600	14,507

Bank of America N.A.
2.819% due 06/12/2009	12,700	12,640
3.404% due 05/12/2010	49,600	48,974

Bank of Ireland
2.926% due 12/18/2009	5,200	5,152
3.072% due 12/19/2008	12,800	12,780

Bear Stearns Cos. LLC
2.901% due 02/23/2010	17,200	16,937
3.014% due 08/15/2011	4,000	3,887
3.061% due 07/16/2009	12,300	12,215
6.950% due 08/10/2012	10,000	10,111

Calabash Re Ltd.
13.719% due 01/08/2010	2,300	2,376

CIT Group, Inc.
2.946% due 01/30/2009	19,100	17,209

Citigroup Funding, Inc.
3.852% due 05/07/2010	22,600	21,321

Citigroup, Inc.
2.836% due 01/30/2009	21,000	20,780
3.809% due 12/26/2008	9,700	9,633

Credit Agricole S.A.
2.809% due 05/28/2009	14,300	14,243

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	2,885	1,838

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Electric Capital Corp.
2.862% due 05/10/2010	$5,200	$5,070
3.712% due 05/22/2013	11,100	10,605

Glitnir Banki HF
3.046% due 04/20/2010	6,000	5,171

GMAC LLC
4.054% due 05/15/2009	5,900	4,269

Goldman Sachs Group, Inc.
3.129% due 07/23/2009	1,000	948
3.250% due 12/23/2008	900	887
3.294% due 12/22/2008	5,200	5,126
3.300% due 06/23/2009	41,910	39,844
4.069% due 06/28/2010	5,260	4,694

HSBC Finance Corp.
2.846% due 10/21/2009	5,000	4,745
2.899% due 03/12/2010	3,200	3,004
2.954% due 12/05/2008	1,600	1,592
3.087% due 11/16/2009	4,000	3,933

John Deere Capital Corp.
3.567% due 06/10/2011	1,100	1,103

JPMorgan Chase & Co.
2.537% due 05/07/2010	19,100	18,898

KeyBank N.A.
5.061% due 06/02/2010	19,900	19,812

Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	700	91
3.011% due 12/23/2010 (a)	9,700	1,261

Longpoint Re Ltd.
8.069% due 05/08/2010	3,300	3,358

Merrill Lynch & Co., Inc.
3.048% due 02/06/2009	2,660	2,611
4.610% due 05/20/2009	6,700	6,542
5.054% due 05/12/2010	33,900	32,713
6.050% due 08/15/2012	10,400	9,760

Metropolitan Life Global Funding I
2.847% due 05/17/2010	19,100	18,858

Morgan Stanley
2.852% due 05/07/2009	9,700	8,411
2.912% due 02/09/2009	12,100	10,546
4.904% due 05/14/2010	17,200	12,562

Mystic Re Ltd.
12.811% due 06/07/2011	700	716

National Australia Bank Ltd.
2.791% due 10/01/2008	2,000	2,000
2.858% due 09/11/2009	8,900	8,879
3.252% due 02/08/2010	31,400	31,375

Pricoa Global Funding I
3.613% due 06/04/2010	27,800	27,674

Rabobank Nederland NV
2.791% due 04/06/2009	6,700	6,696
2.811% due 01/15/2009	14,800	14,790
3.209% due 05/19/2010	30,300	30,230

Residential Reinsurance 2007 Ltd.
9.561% due 06/06/2011	2,000	2,024
13.061% due 06/07/2010	3,400	3,505

Santander U.S. Debt S.A. Unipersonal
2.858% due 02/06/2009	19,200	19,148

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	19,200	17,564

UBS AG
3.714% due 05/05/2010	40,600	40,444

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	13,570	13,559

Ventas Realty LP
6.750% due 06/01/2010	4,960	4,960
8.750% due 05/01/2009	3,000	3,015

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vita Capital III Ltd.
3.891% due 01/01/2011	$2,200	$2,131

Wachovia Bank N.A.
2.811% due 02/23/2009	7,900	7,510
3.250% due 03/23/2009	3,300	3,105
3.704% due 05/14/2010	32,000	26,206

Wells Fargo & Co.
3.188% due 03/22/2010	7,600	7,531

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	997

		854,714

INDUSTRIALS 3.7%

Comcast Corp.
3.088% due 07/14/2009	2,100	2,055

CVS Caremark Corp.
3.111% due 06/01/2010	7,800	7,473

Daimler Finance North America LLC
3.169% due 03/13/2009	3,800	3,786

EchoStar DBS Corp.
5.750% due 10/01/2008	6,700	6,700
6.375% due 10/01/2011	1,900	1,753
7.000% due 10/01/2013	500	434

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,525	1,548

General Mills, Inc.
2.921% due 01/22/2010	8,000	7,893

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	10,000	9,963

HJ Heinz Co.
6.428% due 12/01/2020	13,500	13,524

Honeywell International, Inc.
2.845% due 07/27/2009	20,600	20,513

International Business Machines Corp.
3.375% due 07/28/2011	8,400	8,398

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,432

New Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,079

Reynolds American, Inc.
3.519% due 06/15/2011	9,600	9,145

Rockies Express Pipeline LLC
5.100% due 08/20/2009	20,900	20,886

Southern Co.
3.511% due 08/20/2010	5,300	5,291

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,374

SUPERVALU, Inc.
7.500% due 11/15/2014	3,500	3,412

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,539	1,493

Weyerhaeuser Co.
4.198% due 09/24/2009	10,300	10,192

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	6,864

Xerox Corp.
3.626% due 12/18/2009	2,000	1,988
9.750% due 01/15/2009	6,415	6,523

XTO Energy, Inc.
4.625% due 06/15/2013	16,500	15,495

		172,214

See Accompanying Notes	Semiannual Report	September 30, 2008	185

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.4%

AT&T, Inc.
2.894% due 02/05/2010	$11,900	$11,860
3.014% due 11/14/2008	2,000	1,995

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,121

Entergy Gulf States, Inc.
3.565% due 12/08/2008	4,396	4,387

Midwest Generation LLC
8.300% due 07/02/2009	3,865	3,915

Ohio Power Co.
2.971% due 04/05/2010	2,000	1,963

Qwest Corp.
5.625% due 11/15/2008	5,000	4,975

Sprint Nextel Corp.
4.169% due 06/28/2010	14,200	13,231

		62,447

Total Corporate Bonds & Notes (Cost $1,145,463)		1,089,375

MUNICIPAL BONDS & NOTES 0.0%

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	435

Total Municipal Bonds & Notes (Cost $483)		435

U.S. GOVERNMENT AGENCIES 42.6%

Fannie Mae
3.267% due 12/25/2036 - 07/25/2037	5,878	5,439
3.327% due 03/25/2034	139	134
3.337% due 03/25/2036	839	835
3.357% due 08/25/2034	789	765
3.507% due 03/25/2036	4,012	3,867
3.557% due 05/25/2042 - 03/25/2044	2,382	2,333
3.607% due 06/25/2032 - 09/25/2032	140	136
3.657% due 10/25/2030	24	24
3.807% due 10/25/2017	309	308
3.875% due 02/25/2022 - 12/25/2022	15	15
3.975% due 08/25/2022	8	8
4.025% due 12/25/2022	7	7
4.070% due 02/01/2018	25	25
4.079% due 05/01/2021 - 04/01/2029	239	239
4.107% due 04/25/2032	12	12
4.185% due 11/01/2025	23	23
4.265% due 06/01/2034	18	19
4.278% due 06/01/2043 - 10/01/2044	14,205	14,172
4.323% due 05/01/2036	13,714	13,731
4.330% due 09/01/2034	898	901
4.480% due 05/01/2036	250	250
4.500% due 09/25/2025	148	148
4.571% due 07/01/2034	34	34
4.789% due 11/01/2035	1,355	1,366
4.927% due 09/01/2035	624	628
4.970% due 08/01/2026	19	19
4.980% due 06/01/2035	930	935
5.000% due 01/25/2017 - 07/01/2038	8,840	8,633
5.008% due 01/01/2036	414	423
5.477% due 01/01/2032	791	802
5.500% due 02/01/2014 - 10/01/2038	996,589	994,951

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.752% due 08/01/2029	$1,811	$1,841
5.784% due 12/01/2036	178	180
5.893% due 12/01/2036	191	195
6.000% due 08/01/2032 - 09/01/2038	705,796	715,773
6.044% due 07/01/2029	221	226
6.142% due 12/01/2040	437	443
6.500% due 10/25/2023 (b)	22	1
6.500% due 11/01/2028 - 10/25/2042	1,023	1,076
7.000% due 03/01/2013	38	40
7.155% due 10/01/2023	36	36
8.796% due 06/25/2032	597	627

Federal Home Loan Bank
4.000% due 04/20/2009	1,300	1,306
4.020% due 06/30/2009	2,000	2,013
4.330% due 03/16/2010	2,500	2,536
4.500% due 06/22/2010	12,400	12,653

Federal Housing Administration
6.896% due 07/01/2020	356	352
7.350% due 04/01/2019	162	161
7.430% due 07/01/2021 - 09/01/2022	154	155
7.435% due 02/01/2019	188	189

Freddie Mac
2.718% due 02/15/2019	71,031	69,252
2.838% due 12/15/2030 - 06/15/2031	386	378
2.888% due 06/15/2031	375	369
2.938% due 12/15/2031	13	13
3.247% due 12/25/2036	23,701	22,816
3.250% due 03/15/2023	8	8
4.000% due 11/15/2022	463	463
4.278% due 10/25/2044 - 02/25/2045	11,217	10,638
4.478% due 07/25/2044	11,677	10,643
4.500% due 08/01/2017 - 12/15/2025	958	959
5.000% due 01/15/2018 - 03/15/2026	545	549
5.156% due 08/01/2035	806	811
5.500% due 05/01/2013 - 04/01/2038	34,751	34,820
6.500% due 07/25/2043	482	494
6.750% due 08/15/2023	562	574

Ginnie Mae
2.988% due 02/16/2030	226	226
3.088% due 02/16/2030	141	142
3.138% due 02/16/2030	272	271
3.588% due 06/20/2030	5	5
4.138% due 03/20/2031	1,027	1,024
5.000% due 02/20/2032	619	626
5.125% due 10/20/2017 - 10/20/2027	919	930
5.250% due 03/20/2029 - 03/20/2030	978	989
5.375% due 05/20/2021 - 05/20/2030	4,422	4,475
5.500% due 02/20/2019	19	20
5.625% due 07/20/2022 - 09/20/2029	2,868	2,901
6.000% due 01/15/2032 - 03/15/2032	1,863	1,898
7.500% due 02/20/2030	154	161
8.000% due 12/15/2030 - 03/15/2032	167	184
8.500% due 06/20/2027	115	126

Small Business Administration
7.540% due 08/10/2009	45	45

Total U.S. Government Agencies (Cost $1,950,841)		1,957,795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.5%

U.S. Treasury Notes
1.750% due 03/31/2010	$9,100	$9,087
2.875% due 06/30/2010	31,300	31,845
3.375% due 07/31/2013	18,500	18,860
4.250% due 08/15/2013	7,610	8,088

Total U.S. Treasury Obligations (Cost $67,754)		67,880

MORTGAGE-BACKED SECURITIES 9.9%

American Home Mortgage Assets
3.397% due 05/25/2046	4,436	2,862
3.397% due 09/25/2046	1,837	1,126
3.417% due 10/25/2046	5,573	2,173
3.555% due 02/25/2047	1,941	976
3.775% due 11/25/2046	2,771	1,395

American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,901	2,324
4.440% due 02/25/2045	84	57
5.000% due 09/25/2035	2,100	1,832
5.660% due 09/25/2045	1,590	1,084

Banc of America Funding Corp.
4.625% due 02/20/2036	8,955	7,961
6.129% due 01/20/2047	244	165

Banc of America Mortgage Securities, Inc.
5.436% due 02/25/2036	533	464
6.094% due 07/20/2032	237	228
6.500% due 09/25/2033	968	917

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	10,977	10,251
4.734% due 01/25/2034	320	315
4.750% due 10/25/2035	20,152	19,797
4.767% due 11/25/2030	259	254
4.834% due 11/25/2034	2,344	2,263
4.837% due 01/25/2034	644	604
5.010% due 01/25/2035	431	386
5.474% due 05/25/2047	4,631	3,902
5.622% due 11/25/2034	18,560	16,852

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	2,171	1,332
5.370% due 05/25/2035	649	552
5.504% due 09/25/2035	8,128	6,557
5.787% due 11/25/2036	5,077	3,407
5.859% due 01/25/2036	5,302	3,947

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	61	60

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	6,176	5,564

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	18,223	14,509
5.772% due 12/26/2046	7,998	6,367

CC Mortgage Funding Corp.
3.337% due 05/25/2048	4,748	2,870
3.457% due 08/25/2035	823	732

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	1,928	1,652

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	2	2

Citigroup Mortgage Loan Trust, Inc.
3.277% due 01/25/2037	2,560	2,337
4.663% due 03/25/2034	466	443
4.683% due 06/25/2035	2,310	2,021
4.900% due 12/25/2035	1,876	1,788
5.666% due 07/25/2046	1,371	1,064
6.014% due 09/25/2037	8,958	6,266

Countrywide Alternative Loan Trust
3.268% due 09/20/2046	192	189
3.338% due 05/20/2046	216	203

186	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.367% due 02/25/2047	$435	$264
3.368% due 02/20/2047	8,730	5,338
3.382% due 12/20/2046	10,162	6,196
3.387% due 05/25/2047	6,680	4,072
3.397% due 09/25/2046	3,586	1,988
3.398% due 07/20/2046	4,584	2,830
3.417% due 07/25/2046	749	476
3.487% due 02/25/2037	7,634	4,958
3.537% due 11/20/2035	1,970	1,261
3.855% due 12/25/2035	2,487	1,520
3.855% due 02/25/2036	904	539
5.500% due 08/25/2035	160	144
5.898% due 02/25/2037	4,004	2,795

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	581	375
3.527% due 03/25/2035	945	528
3.547% due 06/25/2035	13,790	11,583
5.750% due 07/19/2031	6	6
6.092% due 09/25/2047	929	722
6.366% due 11/19/2033	443	440

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	188	172
5.549% due 05/25/2032	4	4

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	1,148	1,075
3.287% due 02/25/2037	1,635	1,545
3.297% due 08/25/2037	2,256	2,139

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	173	150

First Republic Mortgage Loan Trust
2.788% due 08/15/2032	7,401	6,712
2.838% due 11/15/2031	417	388
3.687% due 06/25/2030	547	495

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	7,256	6,243
3.287% due 01/25/2047	6,446	6,126
3.427% due 06/25/2045	764	599
3.437% due 06/25/2045	359	232
3.477% due 11/25/2045	927	586

Greenwich Capital Acceptance, Inc.
7.061% due 06/25/2024	9	9

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	6,153	5,530

GSR Mortgage Loan Trust
4.539% due 09/25/2035	11,625	9,951
5.178% due 01/25/2036	2,047	1,798
6.000% due 03/25/2032	2	2

GSRPM Mortgage Loan Trust
3.607% due 11/25/2031	1,947	1,924
3.907% due 01/25/2032	396	338

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	180	166
3.160% due 04/19/2038	2,342	1,444
3.210% due 07/19/2046	3,762	2,346
3.230% due 09/19/2046	1,071	651
3.250% due 05/19/2035	2,923	1,891
3.270% due 03/19/2037	7,722	4,764
3.378% due 08/21/2036	843	519
3.400% due 02/19/2034	694	666
5.903% due 08/19/2036	775	522

Impac CMB Trust
4.107% due 09/25/2033	81	77

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	2,764	2,608

Indymac ARM Trust
5.183% due 01/25/2032	7	6
5.371% due 01/25/2032	3	3

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	1,629	883

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	$3,644	$3,426
3.307% due 01/25/2037	174	166
3.397% due 09/25/2046	3,029	1,844
3.407% due 06/25/2047	1,747	1,062
3.417% due 05/25/2046	544	332
3.447% due 07/25/2035	505	331
5.048% due 12/25/2034	95	78

JPMorgan Mortgage Trust
5.021% due 02/25/2035	2,400	2,092

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	252	228

Luminent Mortgage Trust
3.377% due 12/25/2036	2,171	1,326
3.387% due 12/25/2036	1,125	710
3.407% due 10/25/2046	825	512

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	1,437	909

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,567	1,440

MASTR Seasoned Securities Trust
6.202% due 09/25/2017	503	473

Mellon Residential Funding Corp.
2.838% due 11/15/2031	361	327
2.928% due 12/15/2030	5,143	4,781
3.158% due 10/20/2029	3,774	3,539

Merrill Lynch Floating Trust
2.558% due 06/15/2022	3,364	3,060

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	1,824	1,305

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	7,486	6,085

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	464	354
3.457% due 11/25/2035	5,702	5,089
4.352% due 10/25/2035	7,884	7,365

Morgan Stanley Capital I
2.548% due 10/15/2020	6,029	5,417

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	546	468

RAAC Series 2005-SP1
5.000% due 09/25/2034	582	574

Residential Accredit Loans, Inc.
3.307% due 09/25/2046	949	810
3.417% due 04/25/2046	472	304
3.457% due 08/25/2037	1,177	643
3.507% due 08/25/2035	2,225	1,376
4.215% due 09/25/2045	1,402	918

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	217	205

Sequoia Mortgage Trust
3.538% due 07/20/2033	3,877	3,210
3.568% due 10/20/2027	2,406	2,128
4.256% due 04/20/2035	1,577	1,319
5.765% due 01/20/2047	785	675

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	135	80
5.535% due 08/25/2035	219	177

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	11,408	9,460
3.307% due 09/25/2047	1,106	1,055
3.337% due 03/25/2037	1,973	1,245
3.360% due 09/19/2032	91	83
3.380% due 03/19/2034	976	878
3.397% due 07/25/2046	4,856	2,999
3.427% due 05/25/2036	12,749	7,862
3.427% due 05/25/2046	1,639	1,010

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.437% due 05/25/2045	$1,027	$688
3.487% due 02/25/2036	67	43

Structured Asset Securities Corp.
3.257% due 05/25/2036	515	488
5.034% due 10/25/2035	1,179	998
5.044% due 07/25/2032	197	184
5.233% due 01/25/2032	16	16
5.957% due 02/25/2032	280	253

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	14	13
3.317% due 01/25/2037	3,109	2,952

Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	244	228
3.317% due 11/25/2046	7,404	7,103
3.327% due 03/25/2046	3,500	3,483
3.337% due 06/25/2037	232	218

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	19,350	17,684

WaMu Mortgage Pass-Through Certificates
3.477% due 12/25/2045	539	352
3.497% due 10/25/2045	1,144	725
3.555% due 02/25/2047	5,070	2,670
3.555% due 03/25/2047	4,358	2,297
3.585% due 01/25/2047	972	586
3.595% due 01/25/2047	2,081	1,132
3.615% due 04/25/2047	3,068	1,775
3.665% due 12/25/2046	3,772	2,280
3.675% due 12/25/2046	1,915	1,015
3.747% due 12/25/2027	7,161	6,169
3.847% due 12/25/2027	3,481	3,059
3.855% due 02/25/2046	5,027	3,014
3.855% due 08/25/2046	23,995	13,671
3.948% due 01/25/2047	542	365
4.055% due 11/25/2042	1,000	892
4.198% due 05/25/2046	315	262
4.198% due 08/25/2046	13,594	9,826
4.198% due 09/25/2046	981	639
4.198% due 12/25/2046	2,159	1,319
4.255% due 06/25/2042	1,292	1,175
4.255% due 08/25/2042	1,400	1,252
4.329% due 07/25/2046	542	402
4.355% due 11/25/2046	390	262
4.489% due 09/25/2033	2,784	2,690
5.342% due 01/25/2037	1,457	1,158
5.468% due 02/25/2037	5,426	4,564
5.542% due 04/25/2037	1,041	775
5.609% due 12/25/2036	933	668
5.613% due 12/25/2036	3,079	2,417
5.668% due 05/25/2037	2,247	2,035
5.711% due 02/25/2037	2,752	2,032
5.868% due 02/25/2037	3,113	2,628
5.931% due 09/25/2036	1,711	1,347

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	1,050	611

Washington Mutual MSC Mortgage Pass-Through Certificates
6.044% due 02/25/2033	159	156

Wells Fargo Mortgage-Backed Securities Trust
4.109% due 12/25/2034	7,585	7,017
5.594% due 07/25/2036	2,036	1,645

Total Mortgage-Backed Securities (Cost $533,660)		457,612

ASSET-BACKED SECURITIES 6.3%

Aames Mortgage Investment Trust
3.357% due 08/25/2035	106	100

Accredited Mortgage Loan Trust
3.257% due 02/25/2037	960	917

See Accompanying Notes	Semiannual Report	September 30, 2008	187

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ACE Securities Corp.
3.257% due 12/25/2036	$1,076	$1,013
3.267% due 10/25/2036	141	137
3.287% due 10/25/2036	938	929
3.297% due 06/25/2037	1,870	1,745

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	57	40
3.907% due 10/25/2031	510	475
3.907% due 08/25/2032	432	382

Argent Securities, Inc.
3.257% due 10/25/2036	1,190	1,163

Asset-Backed Funding Certificates
3.267% due 10/25/2036	583	570
3.267% due 11/25/2036	1,016	977
3.267% due 01/25/2037	2,367	2,234

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	536	532
3.287% due 05/25/2037	1,169	1,147
3.482% due 09/25/2034	445	390

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	841	797
3.277% due 12/25/2036	1,076	993
3.287% due 10/25/2036	385	369
3.537% due 01/25/2036	113	106
3.607% due 10/27/2032	266	218
3.657% due 03/25/2043	1,036	1,008
3.707% due 11/25/2042	130	109
3.867% due 10/25/2032	1,364	1,199
4.207% due 08/25/2037	4,888	3,989

Brazos Student Finance Corp.
2.700% due 06/01/2023	873	861

Capital Auto Receivables Asset Trust
3.938% due 10/15/2012	3,400	3,319

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	131	125
3.527% due 10/25/2035	1,521	1,442

Chase Credit Card Master Trust
2.598% due 02/15/2011	3,700	3,697
2.658% due 09/15/2011	18,800	18,694

Chase Funding Mortgage Loan Asset-Backed Certificates
3.847% due 08/25/2032	68	67

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	43	37

Citigroup Mortgage Loan Trust, Inc.
3.247% due 12/25/2036	1,392	1,285
3.257% due 10/25/2036	116	116
3.257% due 11/25/2036	280	278
3.267% due 01/25/2037	523	514
3.267% due 07/25/2045	2,173	1,977
3.317% due 08/25/2036	1,323	1,280
3.317% due 03/25/2037	700	656

Contimortgage Home Equity Trust 1998-3
3.168% due 03/15/2027	3	2

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	40	40
3.257% due 01/25/2037	13	13
3.257% due 03/25/2037	109	105
3.257% due 05/25/2037	5,589	5,435
3.257% due 06/25/2037	643	625
3.257% due 07/25/2037	2,483	2,354
3.257% due 03/25/2047	427	418
3.257% due 05/25/2047	1,470	1,415
3.267% due 03/25/2037	870	847
3.267% due 09/25/2046	211	210
3.277% due 06/25/2037	1,749	1,684
3.287% due 06/25/2037	2,033	1,948
3.287% due 10/25/2037	1,219	1,163
3.307% due 02/25/2037	11,400	9,601
3.307% due 09/25/2037	1,212	1,136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.307% due 09/25/2047	$1,877	$1,771
3.317% due 10/25/2046	1,114	1,080
3.367% due 02/25/2036	456	403
3.387% due 09/25/2036	2,236	2,066
3.397% due 06/25/2036	1,541	1,408
3.577% due 05/25/2032	239	191
3.637% due 05/25/2033	41	37
3.687% due 12/25/2031	72	52
4.367% due 11/25/2035	754	751

Countrywide Home Equity Loan Trust
2.628% due 01/15/2037	176	135

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	1,055	1,014
3.297% due 12/25/2037	1,227	1,177
3.327% due 07/25/2037	431	402

Delta Funding Home Equity Loan Trust
3.308% due 09/15/2029	34	25

EMC Mortgage Loan Trust
3.577% due 05/25/2040	160	133

Equity One Asset-Backed Securities, Inc.
3.507% due 04/25/2034	627	426
3.767% due 11/25/2032	913	766

First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 01/25/2038	1,977	1,859
3.257% due 12/25/2036	647	629
3.277% due 12/25/2037	1,036	1,000
3.577% due 12/25/2034	79	69

Ford Credit Auto Owner Trust
3.388% due 01/15/2011	4,600	4,552
3.688% due 12/15/2010	2,300	2,284

Fremont Home Loan Trust
3.257% due 10/25/2036	1,225	1,171
3.267% due 01/25/2037	1,833	1,726
3.277% due 02/25/2037	920	902

Greenpoint Home Equity Loan Trust
2.848% due 01/15/2030	627	495

GSAMP Trust
3.277% due 09/25/2036	709	694
3.277% due 10/25/2036	200	188
3.277% due 12/25/2036	2,821	2,599
3.307% due 01/25/2047	1,812	1,754
3.327% due 12/25/2035	13	13
3.497% due 03/25/2034	708	698

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	691	672
3.478% due 01/20/2034	1,836	1,591

Home Equity Asset Trust
3.267% due 05/25/2037	1,118	1,030
4.127% due 02/25/2033	1	1

HSBC Asset Loan Obligation
3.267% due 12/25/2036	2,142	1,970

HSI Asset Securitization Corp. Trust
3.267% due 05/25/2037	319	285
3.317% due 03/25/2036	3,142	3,091

Indymac Residential Asset-Backed Trust
2.432% due 08/25/2036	43	43
3.257% due 11/25/2036	284	280
3.267% due 04/25/2037	1,500	1,464
3.287% due 07/25/2037	1,117	1,072
3.337% due 04/25/2047	738	712

Irwin Home Equity Corp.
3.747% due 07/25/2032	339	245

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	1,278	1,244
2.541% due 11/25/2036	590	566
3.247% due 08/25/2036	39	38
3.257% due 08/25/2036	681	669
3.257% due 10/25/2036	2,795	2,647

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.267% due 04/25/2037	$873	$804
3.287% due 03/25/2037	1,176	1,097

Lehman ABS Mortgage Loan Trust
3.297% due 06/25/2037	1,422	1,356

Lehman XS Trust
3.277% due 05/25/2046	443	429
3.287% due 04/25/2046	22	22
3.287% due 06/25/2046	618	602
3.287% due 08/25/2046	361	355
3.287% due 11/25/2046	2,628	2,512
3.297% due 05/25/2046	40	39
3.327% due 11/25/2036	216	204
3.357% due 04/25/2037	4,818	4,017

Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	926	896
3.267% due 10/25/2036	33	32
3.387% due 08/25/2035	63	61
3.487% due 10/25/2034	359	276
3.557% due 03/25/2032	123	102

MASTR Asset-Backed Securities Trust
3.257% due 11/25/2036	1,298	1,255
3.257% due 01/25/2037	783	621
3.267% due 11/25/2036	1,585	1,550
3.287% due 05/25/2037	1,063	993

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	2,000	1,982

Merrill Lynch First Franklin Mortgage Loan Trust
3.267% due 06/25/2037	2,511	2,426

Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037	571	563
3.237% due 06/25/2037	508	501
3.267% due 04/25/2037	171	169
3.277% due 08/25/2036	2,906	2,827
3.277% due 07/25/2037	143	139
3.287% due 09/25/2037	90	88
3.327% due 02/25/2037	1,937	1,812

Morgan Stanley ABS Capital I
3.247% due 07/25/2036	282	280
3.247% due 09/25/2036	53	52
3.247% due 10/25/2036	1,825	1,777
3.247% due 01/25/2037	1,926	1,819
3.257% due 10/25/2036	1,793	1,750
3.257% due 11/25/2036	3,651	3,531
3.267% due 05/25/2037	4,955	4,598
3.307% due 09/25/2036	125	112
4.007% due 07/25/2037	494	461

Morgan Stanley Home Equity Loan Trust
3.257% due 12/25/2036	1,350	1,272

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	908	879

Nationstar Home Equity Loan Trust
3.267% due 03/25/2037	816	791

New Century Home Equity Loan Trust
3.277% due 08/25/2036	173	172
3.387% due 05/25/2036	1,398	1,178
3.467% due 06/25/2035	82	65

Option One Mortgage Loan Trust
3.247% due 02/25/2037	400	395
3.257% due 01/25/2037	2,220	2,138
3.267% due 06/25/2037	1,285	1,233
3.747% due 06/25/2032	62	56
3.747% due 08/25/2032	266	242

Park Place Securities, Inc.
3.467% due 09/25/2035	617	584

Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047	2,426	2,301

Renaissance Home Equity Loan Trust
3.567% due 11/25/2034	619	528
3.647% due 08/25/2033	1,307	1,023
3.707% due 12/25/2033	744	621

188	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	$233	$231
3.287% due 10/25/2036	123	114
3.307% due 08/25/2046	662	637
3.767% due 06/25/2032	10	9

Residential Asset Securities Corp.
3.267% due 01/25/2037	1,029	1,001
3.277% due 11/25/2036	4,316	4,244
3.277% due 02/25/2037	1,063	998
3.287% due 10/25/2036	696	687
3.317% due 04/25/2037	1,698	1,570

Residential Funding Mortgage Securities II, Inc.
3.327% due 05/25/2037	1,489	1,355

SACO I, Inc.
3.267% due 05/25/2036	517	460

Salomon Brothers Mortgage Securities VII, Inc.
3.507% due 03/25/2032	98	93

Saxon Asset Securities Trust
3.267% due 10/25/2046	790	773
3.747% due 01/25/2032	10	10

SBI HELOC Trust
3.377% due 08/25/2036	1,019	996

Sears Credit Account Master Trust
2.708% due 04/16/2013	700	693

Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037	913	862
3.267% due 03/25/2036	140	139

SLC Student Loan Trust
2.784% due 02/15/2015	5,746	5,707

SLM Student Loan Trust
2.780% due 04/25/2014	2,482	2,460
2.790% due 10/27/2014	1,850	1,832
2.790% due 10/25/2016	1,178	1,175
2.790% due 07/25/2017	1,595	1,589
2.800% due 07/25/2017	2,300	2,182
4.173% due 04/25/2023	51,600	51,794

Soundview Home Equity Loan Trust
3.267% due 12/25/2036	198	196
3.287% due 01/25/2037	1,383	1,351
3.287% due 06/25/2037	1,908	1,835
3.307% due 10/25/2036	21	21

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037	237	235
3.252% due 11/25/2037	120	115
3.267% due 01/25/2038	1,474	1,362
3.887% due 01/25/2034	90	75

Structured Asset Investment Loan Trust
3.257% due 07/25/2036	621	589

Structured Asset Securities Corp.
3.257% due 10/25/2036	334	318
3.287% due 01/25/2037	972	912
3.307% due 01/25/2037	1,211	1,104
3.317% due 04/25/2036	1,109	1,096
3.497% due 01/25/2033	1,775	1,468
4.900% due 04/25/2035	3,695	2,448

Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034	144	141

Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037	1,835	1,724
3.267% due 10/25/2036	718	678

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		$605	$590
3.307% due 03/25/2037		892	864
3.447% due 10/25/2035		4,450	4,372

Total Asset-Backed Securities (Cost $304,859)			291,666

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,300	3,256

BTM Curacao Holdings NV
1.586% due 11/29/2049	JPY	100,000	938

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,561

Sumitomo Mitsui Banking Corp.
1.544% due 06/29/2049		600,000	5,692
1.718% due 11/26/2049		200,000	1,888
1.762% due 12/31/2049		100,000	942

Total Foreign Currency-Denominated Issues (Cost $17,398)			19,277

		SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
5.051% due 12/31/2049		328	3,346

Total Preferred Stocks (Cost $3,489)			3,346

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.7%

CERTIFICATES OF DEPOSIT 3.4%

Bank of Ireland
2.831% due 01/15/2010		$16,800	16,641

Barclays Bank PLC
2.912% due 08/10/2009		9,600	9,564

Calyon Financial, Inc.
3.804% due 06/29/2010		700	694

Calyon N.A. LLC
5.305% due 01/16/2009		5,600	5,590

Nordea Bank Finland PLC
2.448% due 12/01/2008		1,700	1,700
2.474% due 04/09/2009		33,800	33,784
5.320% due 02/06/2009		3,500	3,498

Skandinaviska Enskilda Banken AB
2.711% due 01/05/2009		8,000	7,997
2.794% due 02/13/2009		28,100	28,059

Svenska Handelsbanken AB
3.015% due 06/19/2009		4,000	4,001

Unicredito Italiano NY
3.088% due 05/15/2009		36,600	36,600

Wachovia Bank N.A.
2.758% due 10/03/2008		7,100	7,100

			155,228

COMMERCIAL PAPER 3.3%

ABN AMRO N.A. Finance
2.340% due 10/01/2008		9,000	9,000
2.360% due 10/06/2008		1,200	1,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASB Finance Ltd.
2.990% due 12/19/2008	$12,300	$12,193

BNP Paribas
2.730% due 12/09/2008	8,100	8,039
2.740% due 12/09/2008	200	198
4.150% due 10/03/2008	6,500	6,499

CBA de Finance, Inc.
2.610% due 11/05/2008	4,700	4,688
2.680% due 11/18/2008	4,000	3,986

DnB NOR Bank ASA
2.700% due 11/21/2008	500	498

Federal Home Loan Bank
2.900% due 03/24/2009	3,000	2,998

Nordea Bank Finland PLC
2.380% due 10/14/2008	3,100	3,097

Unicredito Italiano SpA
2.960% due 10/09/2008	100,000	99,934

		152,330

REPURCHASE AGREEMENTS 7.6%

Merrill Lynch & Co., Inc.
0.050% due 10/01/2008	187,000	187,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $186,939. Repurchase proceeds are $187,000.)
0.150% due 10/02/2008	6,400	6,400
(Dated 09/30/2008. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2036 valued at $6,268. Repurchase proceeds are $6,400.)
0.500% due 10/02/2008	3,200	3,200
(Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 12/31/2008 valued at $3,264. Repurchase proceeds are $3,200.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	46,380	46,380
(Dated 09/30/2008. Collateralized by U.S. Treasury Bills 0.000% due 10/23/2008 valued at $47,310. Repurchase proceeds are $46,380.)
1.000% due 10/01/2008	107,814	107,814
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.260% due 10/10/2008 valued at $109,973. Repurchase proceeds are $107,817.)

		350,794

U.S. TREASURY BILLS 1.4%
1.133% due 10/16/2008 - 12/26/2008 (c)(d)(e)(f)	64,230	63,903

Total Short-Term Instruments (Cost $722,764)		722,255

PURCHASED OPTIONS (j) 0.2%
(Cost $5,101)		8,064

Total Investments 100.9% (Cost $4,782,425)		$4,642,476

Other Assets and Liabilities (Net) (0.9%)		(40,866)

Net Assets 100.0%		$4,601,610

See Accompanying Notes	Semiannual Report	September 30, 2008	189

Schedule of Investments  Short-Term Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $50,195 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $476 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $2,988 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $125,896 at a weighted average interest rate of 2.347%. On September 30, 2008, there were no open reverse repurchase agreements.
(h)	Cash of $28,990 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	315	$1,242
90-Day Eurodollar December Futures	Long	12/2009	7,258	12,250
90-Day Eurodollar June Futures	Long	06/2009	1,209	2,829
90-Day Eurodollar March Futures	Long	03/2009	307	1,124
90-Day Eurodollar September Futures	Long	09/2009	7,609	19,925
Euro-Schatz December Futures	Short	12/2008	2,490	(2,559)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	5,530	(12,524)

				$22,287

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	(0.230%)	06/20/2012	DUB	0.679%	$3,800	$59	$0	$59
Glitnir Banki HF 3-Month USD-LIBOR plus 0.260% due 04/20/2010	(0.170%)	06/20/2010	BOA	17.744%	6,000	1,383	0	1,383
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.500%)	06/20/2012	DUB	0.392%	3,800	(15)	0	(15)
Nabors Industries, Inc. 5.375% due 08/15/2012	(0.480%)	06/20/2012	CITI	1.036%	3,800	72	0	72
Noble Corp. 5.875% due 06/01/2013	(0.510%)	06/20/2012	DUB	0.809%	3,800	39	0	39

						$1,538	$0	$1,538

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	$32,000	$(68)	$0	$(68)
Enbridge Energy Partners LP 4.750% due 06/01/2013	0.280%	06/20/2012	MLP	1.627%	3,800	(172)	0	(172)
Energy Transfer Partners LP 5.950% due 02/01/2015	0.330%	06/20/2012	BOA	1.777%	3,800	(182)	0	(182)
Fannie Mae 5.250% due 08/01/2012	0.950%	12/20/2012	RBS	Defaulted	5,000	(174)	0	(174)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2010	CITI	6.824%	7,000	(599)	0	(599)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	06/20/2010	DUB	6.824%	1,300	(113)	0	(113)
General Electric Capital Corp. 6.000% due 06/15/2012	1.500%	09/20/2011	DUB	6.478%	1,300	(151)	0	(151)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	GSC	7.405%	200	(9)	0	(9)
General Electric Capital Corp. 6.000% due 06/15/2012	1.000%	06/20/2009	UBS	7.405%	1,800	(79)	0	(79)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.850%	09/20/2012	JPM	4.610%	7,600	(903)	0	(903)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	1,600	(2)	0	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	0.400%	12/20/2008	RBS	1.074%	4,200	(6)	0	(6)
Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	0.290%	06/20/2012	MLP	1.491%	3,800	(154)	0	(154)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.800%	09/20/2012	RBS	4.464%	4,700	(548)	0	(548)

190	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley 6.600% due 04/01/2012	0.800%	09/20/2012	BEAR	10.551%	$10,000	$(2,394)	$0	$(2,394)
Morgan Stanley 6.600% due 04/01/2012	0.870%	09/20/2012	BOA	10.551%	2,800	(666)	0	(666)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	1,600	(1)	0	(1)
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	2,200	(1)	0	(1)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	4,000	4	0	4
Peru Government International Bond 8.750% due 11/21/2033	0.330%	12/20/2008	DUB	0.350%	1,600	2	0	2
Plains All American Pipeline LP 7.750% due 10/15/2012	0.320%	06/20/2012	BOA	1.944%	3,800	(206)	0	(206)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	3,900	(31)	0	(31)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	BCLY	5.144%	1,400	(11)	0	(11)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	DUB	5.144%	3,900	(31)	0	(31)
Valero Energy Corp. 6.875% due 04/15/2012	0.320%	06/20/2012	BOA	1.438%	3,800	(144)	0	(144)

						$(6,639)	$0	$(6,639)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$35,800	$ 198	$(52)	$250
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	14,600	80	(68)	148

					$ 278	$(120)	$398

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5 Year Index	0.600%	12/20/2012	JPM	$50,500	$(2,181)	$(2,214)	$33
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	11,000	128	0	128
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	700	8	0	8
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	3,500	(19)	(49)	30

					$(2,064)	$(2,263)	$199

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	77,900	$318	$32	$286
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		13,900	95	44	51
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		$19,300	208	162	46
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		11,500	68	144	(76)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		14,300	84	267	(183)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		62,900	371	1,522	(1,151)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		70,600	(2,686)	7	(2,693)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		69,000	(2,625)	0	(2,625)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		65,100	(2,477)	(2,151)	(326)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		40,100	(1,526)	(428)	(1,098)

See Accompanying Notes	Semiannual Report	September 30, 2008	191

Schedule of Investments  Short-Term Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		$40,600	$(1,478)	$160	$(1,638)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		13,200	(480)	(168)	(312)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	DUB		315,000	(11,453)	3,800	(15,253)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		24,200	(1,079)	289	(1,368)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	40,500	(125)	(11)	(114)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM		10,700	213	51	162
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS		53,700	1,068	209	859
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	50,200	(610)	(495)	(115)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		38,300	(210)	270	(480)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		104,200	(571)	580	(1,151)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		29,100	60	46	14
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		12,000	(74)	(39)	(35)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	GSC		10,300	(367)	0	(367)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY	GBP	44,100	79	381	(302)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		12,400	22	107	(85)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		85,900	155	716	(561)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		22,500	(114)	(687)	573
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		9,400	(39)	(234)	195
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		8,800	218	141	77
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		2,500	(74)	(19)	(55)
Pay	France CPI ex-Tobacco Index	1.983%	03/15/2012	BNP	EUR	3,400	(123)	7	(130)

							$(23,152)	$4,703	$(27,855)

(j)	Purchased options outstanding on September 30, 2008:

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC USD versus JPY	JPY	105.200	03/31/2010		$5,000	$210	$179
Put - OTC USD versus JPY		105.200	03/31/2010		5,000	210	341
Call - OTC USD versus JPY		105.400	03/31/2010		13,000	546	451
Put - OTC USD versus JPY		105.400	03/31/2010		13,000	546	898
Call - OTC EUR versus JPY		148.300	05/20/2010	EUR	8,100	465	457
Put - OTC EUR versus JPY		148.300	05/20/2010		8,100	464	956
Call - OTC EUR versus USD		$1.375	05/21/2010		9,000	331	678
Put - OTC EUR versus USD		1.375	05/21/2010		9,000	331	513
Call - OTC EUR versus USD		1.372	06/03/2010		6,800	443	880
Put - OTC EUR versus USD		1.372	06/03/2010		6,800	443	681
Call - OTC EUR versus USD		1.375	06/03/2010		11,600	556	1,141
Put - OTC EUR versus USD		1.375	06/03/2010		11,600	556	889

						$5,101	$8,064

(k)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	11,654	$8,112
Sales	0	0
Closing Buys	0	0
Expirations	(11,654)	(8,112)
Exercised	0	0

Balance at 09/30/2008	0	$0

(l) Short sales outstanding on September 30, 2008:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	06/01/2038	$1,995	$1,923	$1,948
Fannie Mae	5.000%	10/01/2038	500	496	486
Fannie Mae	5.500%	10/01/2038	9,511	9,431	9,474
Fannie Mae	6.000%	10/01/2038	186,500	187,287	188,744
U.S. Treasury Notes	4.250%	08/15/2015	76,115	80,884	81,022
U.S. Treasury Notes	4.500%	02/15/2016	1,300	1,398	1,395
U.S. Treasury Notes	4.625%	12/31/2011	21,800	23,104	23,552
U.S. Treasury Notes	5.500%	05/15/2009	1,425	1,453	1,490

				$305,976	$308,111

(6)	Market value includes $856 of interest payable on short sales.

192	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(m)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	39,420	10/2008	$2,715	$0	$2,715
Buy	BRL	HSBC	5,338	12/2008	0	(366)	(366)
Sell		HSBC	6,663	12/2008	242	0	242
Buy		MLP	26,159	12/2008	0	(336)	(336)
Sell		MSC	1,832	12/2008	50	0	50
Sell		UBS	3,557	12/2008	154	0	154
Buy	CLP	MSC	63,745	12/2008	0	(17)	(17)
Buy		JPM	2,447,604	05/2009	0	(769)	(769)
Sell		JPM	2,179,800	05/2009	623	0	623
Buy	CNY	BCLY	128,792	07/2009	0	(1,196)	(1,196)
Buy		DUB	333,126	07/2009	0	(3,014)	(3,014)
Buy		HSBC	73,588	07/2009	0	(712)	(712)
Buy		JPM	39,412	07/2009	0	(433)	(433)
Buy	EUR	CITI	15,945	10/2008	63	0	63
Sell		CITI	15,945	10/2008	0	(52)	(52)
Sell		JPM	1,000	10/2008	0	(1)	(1)
Sell		UBS	15,945	10/2008	889	0	889
Buy	GBP	JPM	137	10/2008	0	(8)	(8)
Sell		JPM	136	10/2008	8	0	8
Sell		UBS	60,078	11/2008	2,071	0	2,071
Buy	JPY	BCLY	894,396	10/2008	0	(11)	(11)
Sell		BCLY	2,613,361	10/2008	25	(234)	(209)
Sell		CITI	874,304	10/2008	2	0	2
Buy		DUB	1,561,698	10/2008	279	0	279
Sell		DUB	462,085	10/2008	0	(83)	(83)
Sell		BCLY	894,396	11/2008	16	0	16
Buy	MXN	DUB	37,417	11/2008	0	(146)	(146)
Buy		JPM	268,665	11/2008	0	(807)	(807)
Buy		MSC	36,991	11/2008	0	(144)	(144)
Buy	NOK	MSC	57,384	12/2008	0	(484)	(484)
Buy	PLN	HSBC	83,640	05/2009	0	(3,004)	(3,004)
Sell		MSC	78,046	05/2009	2,925	0	2,925
Sell	RUB	DUB	190,440	11/2008	613	0	613
Buy		HSBC	201,439	11/2008	0	(273)	(273)
Sell		HSBC	201,438	11/2008	27	0	27
Buy		UBS	1,098,260	11/2008	0	(1,529)	(1,529)
Sell		UBS	1,098,260	11/2008	109	0	109
Sell		HSBC	78,435	05/2009	18	0	18
Buy		UBS	491,838	05/2009	0	(1,550)	(1,550)
Buy	SGD	BCLY	10,850	11/2008	0	(355)	(355)
Buy		BOA	10,678	11/2008	0	(413)	(413)
Buy		DUB	11,216	11/2008	0	(378)	(378)
Sell		JPM	33,915	11/2008	1,348	0	1,348
Buy		UBS	10,628	11/2008	0	(408)	(408)
Buy	ZAR	JPM	22,036	12/2008	0	(105)	(105)
Buy		UBS	1,750	12/2008	0	0	0

					$12,177	$(16,828)	$(4,651)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$4,629,108	$13,368	$4,642,476
Short Sales, at value	0	(307,255)	0	(307,255)
Other Financial Instruments ++	22,287	(37,015)	(743)	(15,471)

Total	$22,287	$4,284,838	$12,625	$4,319,750

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$4,213	$12,247	$2	$2	$(876)	$(2,220)	$13,368
Other Financial Instruments ++	(159)	0	0	0	164	(748)	(743)

Total	$4,054	$12,247	$2	$2	$(712)	$(2,968)	$12,625

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	193

Schedule of Investments  StocksPLUS® Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%

Allied Waste North America, Inc.
3.980% due 03/28/2014	$4	$4
5.430% due 03/28/2014	35	34
5.550% due 03/28/2014	58	56

Fresenius Medical Care Capital Trust
4.167% due 03/22/2013	28	26
4.176% due 03/22/2013	610	573
4.185% due 03/22/2013	57	53
4.438% due 03/22/2013	198	186

Goodyear Tire & Rubber Co.
4.540% due 04/30/2014	2,000	1,702

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	1,284	916

Sensata Technologies BV
4.412% due 04/27/2013	6	5
4.543% due 04/27/2013	2,462	2,074

Total Bank Loan Obligations (Cost $6,759)		5,629

CORPORATE BONDS & NOTES 39.2%

BANKING & FINANCE 27.7%

American Express Bank FSB
3.248% due 06/22/2009	2,500	2,466
3.248% due 10/20/2009	2,100	2,058

American Express Centurion Bank
2.507% due 06/12/2009	1,900	1,837

American Express Credit Corp.
2.547% due 11/09/2009	2,100	1,986

Bank of America Corp.
2.918% due 11/06/2009	500	489
8.000% due 12/29/2049	6,000	4,755

Bank of America N.A.
2.819% due 06/12/2009	2,000	1,991
2.876% due 12/18/2008	800	798
3.099% due 06/15/2016	2,300	2,075

Bank of Ireland
2.926% due 12/18/2009	5,900	5,845

Bear Stearns Cos. LLC
2.927% due 05/18/2010	4,800	4,704
2.931% due 10/22/2010	2,400	2,334
3.014% due 08/15/2011	1,300	1,263
3.250% due 03/25/2009	1,600	1,577

Capital One Financial Corp.
3.097% due 09/10/2009	1,800	1,680

CIT Group, Inc.
3.212% due 12/19/2008	1,500	1,483
5.000% due 11/24/2008	1,700	1,647

Citigroup Funding, Inc.
3.476% due 06/26/2009	11,200	10,940

Countrywide Financial Corp.
2.931% due 01/05/2009	700	691

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	500	486

Credit Agricole S.A.
2.809% due 05/28/2009	1,700	1,693
2.859% due 05/28/2010	2,000	1,983

DnB NOR Bank ASA
2.858% due 10/13/2009	1,800	1,798

East Lane Re Ltd.
8.801% due 05/06/2011	9,500	9,669

Enron Credit Linked Notes Trust
8.000% due 08/15/2049 (a)	798	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	$100	$77
7.375% due 10/28/2009	600	482
7.875% due 06/15/2010	200	153

Foundation Re II Ltd.
9.557% due 11/26/2010	2,500	2,484

General Electric Capital Corp.
2.851% due 10/06/2010	500	492

Goldman Sachs Group, Inc.
3.129% due 07/23/2009	2,500	2,370
3.250% due 12/23/2008	500	493
3.812% due 03/30/2009	1,300	1,251

HSBC Finance Corp.
3.087% due 11/16/2009	1,600	1,573
3.241% due 06/01/2016	3,400	2,614

International Lease Finance Corp.
4.950% due 02/01/2011	6,000	4,440

JPMorgan Chase & Co.
2.842% due 05/07/2010	2,800	2,765
3.479% due 06/26/2009	1,500	1,496

Keycorp
3.529% due 05/26/2009	1,300	1,272

Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008 (a)	200	26
2.911% due 08/21/2009 (a)	1,500	195
2.951% due 05/25/2010 (a)	9,500	1,235
3.011% due 12/23/2010 (a)	2,500	325
3.052% due 11/10/2009 (a)	1,300	169

Merrill Lynch & Co., Inc.
2.893% due 12/04/2009	2,300	2,188
3.014% due 02/05/2010	8,000	7,590
5.054% due 05/12/2010	200	193

Metropolitan Life Global Funding I
2.847% due 05/17/2010	3,700	3,653

Morgan Stanley
2.852% due 05/07/2009	1,400	1,214
2.881% due 01/15/2010	1,400	1,080
2.912% due 02/09/2009	2,800	2,440
3.035% due 01/18/2011	3,300	2,152

Osiris Capital PLC
5.641% due 01/15/2010	5,000	4,959

Residential Capital LLC
5.912% due 05/22/2009	2,300	1,047

SLM Corp.
2.880% due 01/26/2009	2,100	2,035
2.940% due 07/27/2009	1,700	1,497
2.959% due 12/15/2008	1,700	1,685
3.000% due 01/26/2009	300	279

VTB Capital S.A.
4.491% due 11/02/2009	3,100	3,069

Wachovia Corp.
2.921% due 10/15/2011	5,700	3,933
7.980% due 02/28/2049	300	126

Wells Fargo & Co.
3.552% due 05/01/2033	5,100	5,126

		134,446

INDUSTRIALS 6.3%

Anadarko Petroleum Corp.
3.219% due 09/15/2009	2,000	1,977

BP AMI Leasing, Inc.
3.486% due 06/26/2009	3,900	3,901

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	605

Home Depot, Inc.
2.944% due 12/16/2009	1,300	1,223

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Hospira, Inc.
4.242% due 03/30/2010	$2,400	$2,332

International Business Machines Corp.
3.375% due 07/28/2011	4,000	3,999

Pemex Project Funding Master Trust
3.411% due 12/03/2012	3,600	3,411

Reynolds American, Inc.
3.519% due 06/15/2011	1,400	1,334

Rockies Express Pipeline LLC
5.100% due 08/20/2009	2,800	2,798

Time Warner, Inc.
3.034% due 11/13/2009	3,900	3,745

UnitedHealth Group, Inc.
4.102% due 02/07/2011	5,200	5,099

		30,424

UTILITIES 5.2%

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	5,600	5,693

Dominion Resources, Inc.
2.984% due 11/14/2008	4,460	4,452

Entergy Gulf States, Inc.
3.565% due 12/08/2008	1,374	1,371

NiSource Finance Corp.
3.381% due 11/23/2009	600	585

Progress Energy, Inc.
3.241% due 01/15/2010	1,500	1,488

Qwest Corp.
5.625% due 11/15/2008	2,700	2,687
6.069% due 06/15/2013	3,400	2,907

Southern California Edison Co.
2.891% due 02/02/2009	2,000	1,997

Telecom Italia Capital S.A.
3.281% due 02/01/2011	1,300	1,224

Telefonica Emisiones SAU
3.504% due 06/19/2009	2,600	2,585

		24,989

Total Corporate Bonds & Notes (Cost $214,602)		189,859

U.S. GOVERNMENT AGENCIES 35.0%

Fannie Mae
3.327% due 03/25/2034 (g)	1,125	1,087
3.607% due 05/25/2031 - 11/25/2032 (g)	4,908	4,805
4.079% due 04/01/2018 (g)	49	49
4.278% due 07/01/2044 (g)	336	335
4.395% due 11/01/2027 (g)	42	42
4.419% due 07/01/2028 (g)	39	39
4.437% due 11/01/2028 (g)	58	58
4.467% due 11/01/2028 (g)	63	62
4.471% due 04/01/2028 (g)	38	38
4.696% due 12/01/2033 (g)	1,246	1,250
4.760% due 04/01/2035 (g)	5,762	5,794
4.882% due 02/01/2027	6	6
4.927% due 09/01/2035 (g)	4,438	4,474
4.997% due 12/01/2023	3	3
5.000% due 02/25/2017 - 03/01/2039	11,349	10,883
5.000% due 12/01/2019 - 07/01/2038 (g)	30,041	29,739
5.000% due 10/01/2020 - 07/01/2038 (h)	6,201	6,109
5.009% due 11/01/2035 (g)	760	777
5.168% due 12/01/2036 (g)	1,592	1,596
5.329% due 09/01/2034 (g)	1,554	1,556

194	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 09/01/2033 - 06/01/2038 (g)	$18,828	$18,809
5.500% due 09/01/2033 (h)	1,481	1,482
5.500% due 10/01/2038 - 11/01/2038	8,000	7,965
5.686% due 08/01/2029 (g)	30	31
6.000% due 01/01/2017 - 05/01/2037 (g)	2,968	3,013
6.000% due 06/01/2017 (h)	751	768
6.000% due 10/01/2033 - 10/01/2038	9,005	9,114
6.042% due 05/01/2022	8	8
6.250% due 02/01/2011	4,100	4,291
7.000% due 02/01/2015 - 03/01/2015 (g)	915	965
7.500% due 09/01/2015 - 05/01/2016 (g)	691	726
8.000% due 03/01/2030 - 07/01/2031 (g)	127	138
8.000% due 05/01/2030 - 05/01/2031	14	15

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020 (g)	18,425	18,013
2.718% due 02/15/2019 (g)	10,878	10,605
2.838% due 12/15/2030 (g)	1,105	1,089
2.888% due 06/15/2018	410	402
4.278% due 02/25/2045	1,703	1,549
4.692% due 06/01/2035 (g)	4,366	4,325
4.962% due 06/01/2022 (g)	20	21
5.000% due 07/15/2024 (g)	2,860	2,875
5.480% due 07/01/2019 (g)	542	554
5.500% due 08/15/2030 - 10/01/2038	1,019	1,013
5.780% due 12/01/2022 (g)	37	37
6.000% due 03/01/2016 - 08/01/2038 (g)	5,428	5,522
6.000% due 01/01/2029 - 07/01/2038	438	443
6.000% due 07/01/2038 - 09/01/2038 (h)	1,778	1,801
6.500% due 10/25/2043	2,084	2,120
8.500% due 04/01/2025	7	8
8.500% due 06/01/2025 (g)	16	18

Ginnie Mae
3.588% due 09/20/2030	4	3
5.125% due 12/20/2022 - 12/20/2027 (g)	365	370
5.375% due 02/20/2026 - 02/20/2028 (g)	807	815
5.625% due 07/20/2018 - 07/20/2027 (g)	1,744	1,765
8.000% due 04/20/2030 (g)	171	187

Total U.S. Government Agencies (Cost $169,594)		169,562

U.S. TREASURY OBLIGATIONS 1.8%

Treasury Inflation Protected Securities (c)
2.625% due 07/15/2017	1,061	1,091

U.S. Treasury Notes
2.375% due 08/31/2010	7,500	7,560

Total U.S. Treasury Obligations (Cost $8,706)		8,651

MORTGAGE-BACKED SECURITIES 16.8%

Banc of America Funding Corp.
4.135% due 05/25/2035	1,875	1,598

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	596	600

Bank Mart
4.567% due 03/01/2019 (l)	548	492

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	$5,241	$5,149
4.772% due 11/25/2034	862	790
4.837% due 01/25/2034	1,787	1,676
5.040% due 04/25/2033	571	550
5.071% due 11/25/2034	2,556	2,436
6.752% due 02/25/2033	95	95
6.792% due 01/25/2034	102	98

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	1,324	812
5.504% due 09/25/2035	562	454

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	1,846	1,470
5.772% due 12/26/2046	1,035	824

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	39	37

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	1,500	1,431

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	1,540	939
6.000% due 10/25/2033	1,105	1,032

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	2,840	2,527
4.797% due 11/25/2034	1,599	1,406

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	420	384
5.357% due 06/25/2032	10	10
5.791% due 06/25/2032	36	32

Fund America Investors Corp. II
5.784% due 06/25/2023	11	11

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	1,501	1,292
3.477% due 11/25/2045	670	423

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	2,146	1,928

GSR Mortgage Loan Trust
3.557% due 01/25/2034	308	262

Harborview Mortgage Loan Trust
3.220% due 01/19/2038	3,821	2,309
5.145% due 07/19/2035	1,334	1,163

Impac CMB Trust
3.472% due 07/25/2033	1,445	1,290
3.967% due 10/25/2033	76	63

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	757	715

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	959	901

JPMorgan Mortgage Trust
5.021% due 02/25/2035	1,263	1,101

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	206	187

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	906	896

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,021	1,857

Mellon Residential Funding Corp.
2.947% due 06/15/2030	3,640	3,432

Merrill Lynch Floating Trust
2.558% due 06/15/2022	6,308	5,738

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	755	613
4.910% due 12/25/2032	590	565

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	224	203
4.207% due 10/25/2035	373	339
4.434% due 01/25/2029	915	919

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley Capital I
2.548% due 10/15/2020	$538	$484

Prime Mortgage Trust
3.607% due 02/25/2019	121	115
3.607% due 02/25/2034	639	584

Resecuritization Mortgage Trust
3.679% due 04/26/2021	1	1

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	493	466

Salomon Brothers Mortgage Securities VII, Inc.
6.186% due 12/25/2030	570	510

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	1,213	1,050

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	1,567	1,301
3.487% due 02/25/2036	866	559
9.415% due 06/25/2029	708	757

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	3,563	3,383

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	1,329	1,275
3.337% due 06/25/2037	2,205	2,113

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	2,416	2,137
2.578% due 09/15/2021	5,284	4,828

WaMu Mortgage Pass-Through Certificates
3.477% due 12/25/2045	877	573
3.497% due 10/25/2045	485	308
3.855% due 02/25/2046	4,538	2,720
3.948% due 02/27/2034	1,831	1,730
4.055% due 11/25/2042	210	187
4.255% due 06/25/2042	745	678

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	2,174	1,972
4.950% due 03/25/2036	3,030	2,681

Total Mortgage-Backed Securities (Cost $93,397)		81,461

ASSET-BACKED SECURITIES 11.3%

AFC Home Equity Loan Trust
3.757% due 06/25/2028	359	161

Asset-Backed Funding Certificates
3.267% due 01/25/2037	828	782

Asset-Backed Securities Corp. Home Equity
3.367% due 05/25/2035	73	70

Bear Stearns Asset-Backed Securities Trust
3.297% due 06/25/2047	822	782

Chase Funding Mortgage Loan Asset-Backed Certificates
3.947% due 10/25/2032	245	224

Chase Issuance Trust
4.319% due 09/15/2015	5,200	5,187

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	115	114
3.267% due 05/25/2037	7,139	6,544
3.267% due 07/25/2045	7,534	6,853

Countrywide Asset-Backed Certificates
3.277% due 06/25/2037	2,850	2,744

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	317	260

First NLC Trust
3.277% due 08/25/2037	3,837	3,621

Fremont Home Loan Trust
3.257% due 10/25/2036	2,264	2,164

See Accompanying Notes	Semiannual Report	September 30, 2008	195

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAMP Trust
3.327% due 12/25/2035	$56	$56

GSR Mortgage Loan Trust
3.307% due 11/25/2030	29	28

HFC Home Equity Loan Asset-Backed Certificates
3.458% due 01/20/2035	1,637	1,393

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	643	597

JPMorgan Mortgage Acquisition Corp.
2.541% due 11/25/2036	253	243
3.267% due 04/25/2037	1,611	1,484

Lehman XS Trust
3.277% due 05/25/2046	215	208

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	49	38

Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036	1,754	1,706

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	456	444

Residential Asset Securities Corp.
3.277% due 11/25/2036	780	767

Saxon Asset Securities Trust
3.267% due 10/25/2046	339	331

Sears Credit Account Master Trust
2.708% due 04/16/2013	9,200	9,114

SLM Student Loan Trust
2.800% due 10/25/2016	1,500	1,488
3.480% due 07/25/2013	6,300	6,295

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037	550	545

Wells Fargo Home Equity Trust
3.257% due 01/25/2037	467	456

Total Asset-Backed Securities (Cost $57,354)		54,699

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 2.3%

Export-Import Bank of Korea
2.901% due 06/01/2009		$2,400	$2,381
3.047% due 11/16/2010		5,900	5,798

Hydro Quebec
3.528% due 09/29/2049		1,200	1,078

Korea Development Bank
3.092% due 11/22/2012		2,200	2,136

Total Sovereign Issues (Cost $11,531)			11,393

FOREIGN CURRENCY-DENOMINATED ISSUES 2.2%

Countrywide Home Loans, Inc.
5.414% due 11/24/2008	EUR	500	700

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	8,860

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	927

Total Foreign Currency-Denominated Issues (Cost $8,299)			10,487

		SHARES
CONVERTIBLE PREFERRED STOCKS 3.0%

Bank of America Corp.
7.250% due 12/31/2049		11,000	9,188

Wachovia Corp.
7.500% due 12/31/2049		14,000	5,495

Total Convertible Preferred Stocks (Cost $25,000)			14,683

PREFERRED STOCKS 1.9%

DG Funding Trust
5.051% due 12/31/2049		913	9,313

Total Preferred Stocks (Cost $9,564)			9,313

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 10.3%

REPURCHASE AGREEMENTS 6.9%

Barclays Capital, Inc.
2.250% due 10/01/2008	$21,700	$21,700
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $22,104. Repurchase proceeds are $21,700.)

JPMorgan Chase Bank N.A.
0.450% due 10/06/2008	3,177	3,177
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $3,178. Repurchase proceeds are $3,178.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	8,835	8,835
(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/03/2008 valued at $9,014. Repurchase proceeds are $8,835.)

		33,712

U.S. TREASURY BILLS 3.4%
1.036% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)	16,510	16,401

Total Short-Term Instruments (Cost $50,192)		50,113

PURCHASED OPTIONS (j) 0.7%
(Cost $3,713)		3,180

Total Investments 125.6% (Cost $658,711)		$609,030

Written Options (k) (0.4%) (Premiums $2,228)		(1,773)

Other Assets and Liabilities (Net) (25.2%)		(122,340)

Net Assets 100.0%		$484,917

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $15,150 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $1,052 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $198 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $118,425 at a weighted average interest rate of 2.495%. On September 30, 2008, securities valued at $121,578 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $10,161 and cash of $27,646 have been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	173	$131
90-Day Euribor March Futures	Long	03/2009	352	1,060
90-Day Eurodollar December Futures	Long	12/2008	1,248	1,493
90-Day Eurodollar December Futures	Long	12/2009	62	0
90-Day Eurodollar June Futures	Long	06/2009	203	110
90-Day Eurodollar March Futures	Long	03/2009	782	1,359
90-Day Eurodollar March Futures	Long	03/2010	40	4
90-Day Eurodollar September Futures	Long	09/2009	99	82
E-mini S&P 500 Index December Futures	Long	12/2008	7,835	(31,570)
S&P 500 Index December Futures	Short	12/2008	160	1,287
U.S. Treasury 10-Year Note December Futures	Long	12/2008	351	(356)

196	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	74	$(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	219	522
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	296	625
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	335	202

				$(25,064)

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	1.950%	03/20/2013	CITI	3.868%	$1,600	$(110)	$0	$(110)
American Express Co. 4.875% due 07/15/2013	2.060%	03/20/2013	DUB	3.868%	800	(52)	0	(52)
American International Group, Inc. 4.250% due 05/15/2013	0.910%	12/20/2012	BOA	15.254%	600	(216)	0	(216)
American International Group, Inc. 4.250% due 05/15/2013	0.930%	12/20/2012	BOA	15.254%	1,000	(360)	0	(360)
American International Group, Inc. 4.250% due 05/15/2013	0.780%	12/20/2012	RBS	15.254%	600	(218)	0	(218)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	03/20/2013	BCLY	1.386%	600	(9)	0	(9)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	03/20/2013	CSFB	1.386%	1,500	(32)	0	(32)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	09/20/2009	DUB	1.100%	4,900	(11)	0	(11)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.930%	03/20/2013	DUB	1.386%	1,800	(32)	0	(32)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.870%	03/20/2013	RBS	1.386%	1,500	(30)	0	(30)
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	DUB	1.398%	1,300	(14)	0	(14)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.530%	03/20/2018	GSC	0.948%	1,400	(38)	0	(38)
CIT Group, Inc. 7.750% due 04/02/2012	5.750%	03/20/2013	JPM	21.975%	1,500	(451)	0	(451)
Citigroup, Inc. 6.500% due 01/18/2011	0.530%	09/20/2012	JPM	2.780%	3,000	(228)	0	(228)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.700%	06/20/2009	DUB	4.727%	1,100	9	0	9
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	5,000	(10)	0	(10)
Fannie Mae 5.250% due 08/01/2012	2.500%	09/20/2013	BCLY	Defaulted	700	(24)	0	(24)
Fannie Mae 5.250% due 08/01/2012	0.700%	12/20/2012	RBS	Defaulted	900	(31)	0	(31)
Fannie Mae 5.250% due 08/01/2012	0.785%	12/20/2012	RBS	Defaulted	1,600	(56)	0	(56)
Fannie Mae 5.250% due 08/01/2012	0.840%	12/20/2012	RBS	Defaulted	3,200	(111)	0	(111)
Fannie Mae 5.250% due 08/01/2012	0.950%	12/20/2012	RBS	Defaulted	900	(31)	0	(31)
Fannie Mae 5.250% due 08/01/2012	2.500%	09/20/2013	RBS	Defaulted	500	(17)	0	(17)
Fannie Mae 5.500% due 06/09/2033	0.510%	12/20/2012	RBS	Defaulted	1,600	(56)	0	(56)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	1,600	(193)	(63)	(130)
Freddie Mac 5.080% due 02/07/2019	0.860%	03/20/2013	BCLY	Defaulted	1,500	(37)	0	(37)
Freddie Mac 5.080% due 02/07/2019	0.730%	03/20/2013	RBS	Defaulted	1,500	(37)	0	(37)
Freddie Mac 5.875% due 03/21/2011	0.850%	12/20/2012	CSFB	Defaulted	600	(15)	0	(15)
Gannett Co., Inc. 6.375% due 04/01/2012	1.968%	03/20/2013	BCLY	3.931%	1,500	(107)	0	(107)
Gannett Co., Inc. 6.375% due 04/01/2012	1.800%	03/20/2013	UBS	3.931%	600	(44)	0	(44)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2013	BNP	6.113%	1,400	(238)	0	(238)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	100	(2)	0	(2)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2013	MSC	6.113%	2,300	(393)	0	(393)
General Motors Corp. 7.125% due 07/15/2013	4.850%	12/20/2012	BCLY	37.109%	1,800	(954)	0	(954)
General Motors Corp. 7.125% due 07/15/2013	5.000%	09/20/2009	DUB	36.568%	3,800	(884)	0	(884)
General Motors Corp. 7.125% due 07/15/2013	4.880%	12/20/2012	MLP	37.109%	1,400	(742)	0	(742)
General Motors Corp. 7.125% due 07/15/2013	4.900%	12/20/2012	UBS	37.109%	1,000	(529)	0	(529)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2009	DUB	88.715%	1,600	(469)	(38)	(431)
GMAC LLC 6.875% due 08/28/2012	1.850%	09/20/2009	MLP	79.633%	1,000	(437)	0	(437)

See Accompanying Notes	Semiannual Report	September 30, 2008	197

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
HSBC Finance Corp. 7.000% due 05/15/2012	1.800%	03/20/2010	RBS	4.638%	$1,400	$(54)	$0	$(54)
JSC Gazprom 8.625% due 04/28/2034	1.430%	12/20/2008	JPM	3.467%	3,500	(2)	0	(2)
JSC Gazprom 9.625% due 03/01/2013	0.740%	01/20/2012	BCLY	4.284%	1,800	(181)	0	(181)
JSC Gazprom 9.625% due 03/01/2013	1.000%	10/20/2011	DUB	4.240%	3,200	(265)	0	(265)
JSC Gazprom 9.625% due 03/01/2013	0.360%	05/20/2009	HSBC	3.689%	1,000	(19)	0	(19)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	200	(169)	0	(169)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	700	(592)	0	(592)
MBIA, Inc. 2.760% due 10/06/2010	2.800%	12/20/2012	BOA	18.051%	600	(221)	0	(221)
MBIA, Inc. 2.760% due 10/06/2010	3.400%	12/20/2012	DUB	24.499%	600	(262)	0	(262)
MBIA, Inc. 6.625% due 10/01/2028	4.000%	12/20/2012	BOA	17.036%	600	(195)	0	(195)
MBIA, Inc. 6.625% due 10/01/2028	5.050%	12/20/2012	WAC	17.036%	600	(179)	0	(179)
MetLife, Inc. 5.000% due 06/15/2015	1.700%	03/20/2013	JPM	4.056%	1,000	(83)	0	(83)
Mexico Government International Bond 7.500% due 04/08/2033	0.270%	03/20/2009	BCLY	0.043%	3,000	4	0	4
Mexico Government International Bond 7.500% due 04/08/2033	0.390%	01/20/2012	BCLY	1.181%	5,000	(118)	0	(118)
Michigan State General Obligation Notes, Series 2003 5.250% due 05/01/2017	0.440%	03/20/2018	GSC	0.648%	1,400	(22)	0	(22)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	0.450%	03/20/2018	GSC	1.038%	1,400	(60)	0	(60)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.800%	03/20/2013	BCLY	4.360%	1,500	(135)	0	(135)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.870%	03/20/2013	CSFB	4.360%	900	(79)	0	(79)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.960%	03/20/2013	CSFB	4.360%	2,500	(199)	0	(199)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.350%	03/20/2013	JPM	4.360%	1,600	(113)	0	(113)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.900%	03/20/2013	RBS	4.360%	600	(52)	0	(52)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.350%	03/20/2013	RBS	4.360%	600	(42)	0	(42)
Russia Government International Bond 7.500% due 03/31/2030	0.670%	03/20/2009	GSC	2.296%	2,800	(21)	0	(21)
SLM Corp. 5.125% due 08/27/2012	3.000%	12/20/2008	BCLY	19.658%	1,300	(47)	0	(47)
SLM Corp. 5.125% due 08/27/2012	4.500%	03/20/2009	BNP	19.698%	1,400	(91)	0	(91)
SLM Corp. 5.125% due 08/27/2012	3.000%	12/20/2008	BOA	19.658%	1,400	(50)	0	(50)
SLM Corp. 5.125% due 08/27/2012	2.860%	12/20/2012	BOA	17.470%	1,400	(453)	0	(453)
SLM Corp. 5.125% due 08/27/2012	5.025%	03/20/2013	BOA	17.182%	1,300	(359)	0	(359)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2010	JPM	20.077%	600	(106)	0	(106)
SLM Corp. 5.125% due 08/27/2012	4.930%	03/20/2013	JPM	17.182%	1,500	(418)	0	(418)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2010	MLP	20.077%	800	(141)	0	(141)
Wachovia Corp. 3.625% due 02/17/2009	1.700%	03/20/2013	BNP	3.670%	5,700	(400)	0	(400)
Wachovia Corp. 3.625% due 02/17/2009	1.700%	03/20/2013	RBS	3.670%	3,000	(210)	0	(210)
Wachovia Corp. 3.625% due 02/17/2009	1.630%	03/20/2013	UBS	3.670%	600	(41)	0	(41)

						$(12,584)	$(101)	$(12,483)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$1,200	$ 118	$86	$32
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	2,400	234	178	56
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	20,200	111	(120)	231
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	900	5	(9)	14

					$468	$135	$333

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY	$1,800	$(35)	$(1)	$(34)
CDX.EM-9 Index	2.650%	06/20/2013	GSC	200	(4)	0	(4)
CDX.EM-9 Index	2.650%	06/20/2013	MSC	300	(5)	1	(6)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	600	(47)	0	(47)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,100	(99)	0	(99)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	1,100	(89)	0	(89)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	500	(39)	0	(39)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	4,968	(190)	0	(190)

198	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	$1,193	$(44)	$0	$(44)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	4,000	46	0	46
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	200	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	300	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	400	1	0	1
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	5,000	(28)	(70)	42
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	1,000	5	0	5

					$(528)	$(70)	$(458)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,400	$(81)	$0	$(81)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,900	(51)	0	(51)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	(19)	0	(19)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,000	(5)	3	(8)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,800	(1)	2	(3)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,800	(77)	(32)	(45)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	2	1	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		$132,100	1,421	892	529
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		33,200	357	325	32
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		52,100	561	442	119
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		15,300	165	92	73
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		21,200	(770)	51	(821)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		700	(26)	(42)	16
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		35,500	(1,582)	458	(2,040)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		4,700	(210)	87	(297)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		400	(18)	(33)	15
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,100	(49)	(71)	22
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		3,900	(174)	(269)	95
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	3,500	(5)	28	(33)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		19,700	(306)	(376)	70
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	19	(17)	36
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		100	0	0	0
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		2,400	355	430	(75)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		4,000	593	1,092	(499)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(28)	9	(37)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$5,900	142	124	18
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	2,300	(19)	0	(19)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		1,000	(5)	0	(5)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		1,200	(48)	1	(49)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		700	(30)	0	(30)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		300	(12)	0	(12)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,700	(27)	1	(28)

							$72	$3,198	$(3,126)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	S&P 500 Index	44,836	1-Month USD-LIBOR less 0.100%	$ 84,999	03/31/2009	GSC	$ (1,714)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

See Accompanying Notes	Semiannual Report	September 30, 2008	199

Schedule of Investments  StocksPLUS® Fund  (Cont.)

(j)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$138.000	11/21/2008	729	$13	$11
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	1,154	21	18
Put - CME S&P 500 Index December Futures	400.000	12/18/2008	1,843	53	23

				$87	$52

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$36,900	$412	$296
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,300	14	10
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	300	3	2
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	12	9
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	101,300	890	400
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	70,200	758	356
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	13,800	133	120
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,600	27	19
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,700	29	29

							$2,278	$1,241

Foreign Currency Options
Description	Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC EUR versus USD	$1.885	10/10/2008	EUR	10,200	$1	$0
Call - OTC GBP versus USD	2.285	10/10/2008	GBP	10,600	1	0

					$2	$0

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$18,000	$422	$751
Call - OTC Fannie Mae 5.000% due 03/01/2039	95.734	02/13/2009	22,000	528	606
Call - OTC Fannie Mae 5.500% due 03/01/2039	97.391	02/13/2009	11,000	222	289
Call - OTC Fannie Mae 5.500% due 12/01/2038	98.094	11/14/2008	11,000	150	219
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	102.859	12/12/2008	124,400	15	17
Call - OTC U.S. Treasury Note 3.125% due 11/15/2009	103.500	10/10/2008	4,900	0	0
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	103.266	12/12/2008	3,100	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2023	78.000	10/13/2008	300	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	73.000	10/07/2008	8,200	1	0
Put - OTC Fannie Mae 5.000% due 11/01/2038	70.000	11/06/2008	1,000	0	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	78.000	10/07/2008	7,000	1	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	9,000	1	0
Put - OTC Freddie Mac 5.500% due 12/01/2038	75.000	12/04/2008	1,000	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	91.250	10/27/2008	30,000	2	2
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	93.500	10/27/2008	50,000	4	3

				$1,346	$1,887

(k)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	47	$26	$29
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	47	27	60

				$53	$89

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,900	$41	$42
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	11,400	366	357
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	300	8	6
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	5
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	3
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	13	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	33,800	842	608
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	23,400	705	470
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	6,000	133	128

200	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	900	$29	$25
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	900	28	29

							$2,175	$1,684

Transactions in written call and put options for the period ended September 30, 2008:
	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$79,600	$2,119
Sales	3,868	2,800	1,827
Closing Buys	0	(3,100)	(31)
Expirations	(3,207)	0	(1,365)
Exercised	(567)	0	(322)

Balance at 09/30/2008	94	$79,300	$2,228

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$549	$492	0.10%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	5.000%	03/01/2039	$11,000	$10,531	$10,531
Fannie Mae	5.500%	12/01/2099	5,000	4,870	4,934
U.S. Treasury Notes	2.125%	04/30/2010	124,400	124,486	126,314
U.S. Treasury Notes	2.375%	08/31/2010	15,000	15,116	15,153
U.S. Treasury Notes	3.125%	11/30/2009	4,900	4,957	5,028
U.S. Treasury Notes	3.250%	12/31/2009	3,100	3,142	3,178

				$163,102	$165,138

(7)	Market value includes $1,329 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	349	04/2009	$0	$(2)	$(2)
Buy		HSBC	350	04/2009	0	(2)	(2)
Buy	AUD	MSC	367	10/2008	0	(15)	(15)
Sell		MSC	367	10/2008	0	(1)	(1)
Buy		UBS	331	10/2008	0	(23)	(23)
Sell	BRL	BNP	261	12/2008	1	0	1
Buy		CSFB	17,677	12/2008	0	(348)	(348)
Sell		HSBC	3,995	12/2008	101	0	101
Buy		JPM	14,594	12/2008	0	(954)	(954)
Sell		MSC	12,492	12/2008	585	0	585
Sell		UBS	5,928	12/2008	351	0	351
Buy	CNY	BCLY	1,141	11/2008	0	(3)	(3)
Buy		BOA	855	11/2008	0	(2)	(2)
Buy		DUB	4,142	11/2008	0	(9)	(9)
Buy		HSBC	917	11/2008	0	(2)	(2)
Buy		JPM	4,226	11/2008	0	(9)	(9)
Buy		UBS	849	11/2008	0	(2)	(2)
Buy		BCLY	4,705	07/2009	0	(48)	(48)
Buy		DUB	14,422	07/2009	0	(148)	(148)
Buy		HSBC	5,231	07/2009	0	(48)	(48)
Buy		JPM	2,711	07/2009	0	(30)	(30)
Buy	EUR	BCLY	1,078	10/2008	0	(75)	(75)
Buy		BOA	200	10/2008	0	(13)	(13)
Buy		HSBC	299	10/2008	0	(19)	(19)
Buy		JPM	80	10/2008	0	(6)	(6)
Buy		MSC	100	10/2008	0	(7)	(7)
Sell		UBS	9,367	10/2008	522	0	522
Buy	GBP	BOA	161	10/2008	0	(12)	(12)
Buy		UBS	2,135	10/2008	0	(165)	(165)
Sell		UBS	8,612	11/2008	297	0	297

See Accompanying Notes	Semiannual Report	September 30, 2008	201

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	DUB	3,332,000	10/2008	$2	$0	$2
Buy		HSBC	3,804,000	10/2008	2	0	2
Buy	INR	BCLY	12,998	11/2008	0	(27)	(27)
Buy		DUB	11,990	11/2008	0	(40)	(40)
Buy		HSBC	30,412	11/2008	0	(102)	(102)
Buy		JPM	44,290	11/2008	0	(143)	(143)
Sell		JPM	17,551	11/2008	9	0	9
Sell	JPY	DUB	98,672	10/2008	0	(18)	(18)
Buy	KWD	HSBC	53	04/2009	0	(6)	(6)
Buy	MYR	BCLY	4,930	11/2008	0	(97)	(97)
Buy		BOA	607	11/2008	0	(11)	(11)
Buy		DUB	603	11/2008	0	(11)	(11)
Buy		HSBC	605	11/2008	0	(11)	(11)
Buy		JPM	540	11/2008	0	(9)	(9)
Buy		JPM	5,315	02/2009	0	(105)	(105)
Sell	NZD	BCLY	12,853	10/2008	399	0	399
Buy		MSC	569	10/2008	0	(10)	(10)
Sell		MSC	569	10/2008	0	(9)	(9)
Buy	PHP	HSBC	41,000	11/2008	0	(57)	(57)
Buy		JPM	41,400	11/2008	0	(50)	(50)
Buy		BCLY	9,500	02/2009	0	(10)	(10)
Buy		DUB	4,700	02/2009	0	(6)	(6)
Buy		HSBC	11,540	02/2009	0	(13)	(13)
Buy		JPM	16,173	02/2009	0	(13)	(13)
Buy		MLP	3,600	02/2009	0	(5)	(5)
Buy		MSC	12,900	02/2009	0	(15)	(15)
Buy		RBS	3,600	02/2009	0	(5)	(5)
Buy		LEH	2,400	12/2010	0	(3)	(3)
Sell		LEH	2,400	12/2010	0	(1)	(1)
Sell	RUB	BCLY	26,636	11/2008	25	0	25
Buy		DUB	65,045	11/2008	0	(104)	(104)
Sell		HSBC	38,409	11/2008	137	0	137
Buy		JPM	38,409	05/2009	0	(143)	(143)
Sell		UBS	38,409	05/2009	121	0	121
Buy	SAR	HSBC	359	04/2009	0	(1)	(1)
Buy		JPM	358	04/2009	0	(1)	(1)
Buy	SGD	BCLY	1,995	11/2008	0	(65)	(65)
Sell		BCLY	398	11/2008	1	0	1
Buy		BOA	2,024	11/2008	0	(78)	(78)
Buy		CITI	811	11/2008	0	(12)	(12)
Buy		DUB	2,189	11/2008	0	(74)	(74)
Buy		JPM	900	11/2008	0	(15)	(15)
Sell		JPM	398	11/2008	0	0	0
Sell		MSC	398	11/2008	0	0	0
Buy		UBS	2,012	11/2008	0	(77)	(77)
Sell		UBS	398	11/2008	0	0	0
Sell	ZAR	HSBC	965	12/2008	6	0	6
Buy		UBS	965	12/2008	0	0	0

					$2,559	$(3,290)	$(731)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$23	$605,553	$3,454	$609,030
Short Sales, at value	0	(163,809)	0	(163,809)
Other Financial Instruments ++	(25,064)	(19,861)	(91)	(45,016)

Total	$(25,041)	$421,883	$3,363	$400,205

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$5,181	$(28)	$58	$0	$(72)	$(1,685)	$3,454
Other Financial Instruments ++	(860)	0	0	0	535	234	(91)

Total	$4,321	$(28)	$58	$0	$463	$(1,451)	$3,363

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

202	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Unconstrained Bond Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 7.1%

BANKING & FINANCE 3.9%

American International Group, Inc.
8.250% due 08/15/2018	$500	$291

Bank of America Corp.
8.000% due 12/29/2049	200	159

Barclays Bank PLC
7.434% due 09/29/2049	200	163
7.700% due 04/29/2049	200	176

Citigroup, Inc.
6.125% due 05/15/2018	200	166

Credit Suisse New York
5.000% due 05/15/2013	500	464
6.000% due 02/15/2018	100	87

Deutsche Bank AG
6.000% due 09/01/2017	250	236

JPMorgan Chase & Co.
6.000% due 01/15/2018	200	183

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	100	91

UBS AG
5.750% due 04/25/2018	250	218

Wells Fargo Capital XV
9.750% due 12/29/2049	1,300	1,262

		3,496

INDUSTRIALS 3.2%

Aetna, Inc.
6.500% due 09/15/2018	500	493

Alcoa, Inc.
5.870% due 02/23/2022	1,700	1,365

General Motors Corp.
8.800% due 03/01/2021	700	269

Kroger Co.
6.400% due 08/15/2017	500	480

Southern Co.
3.511% due 08/20/2010	200	200

		2,807

Total Corporate Bonds & Notes (Cost $6,754)		6,303

CONVERTIBLE BONDS & NOTES 0.2%

Prudential Financial, Inc.
1.189% due 12/15/2037	200	190

Total Convertible Bonds & Notes (Cost $192)		190

U.S. GOVERNMENT AGENCIES 73.4%

Fannie Mae
4.500% due 10/01/2038	15,000	14,189
5.000% due 10/01/2038	16,000	15,573
5.500% due 12/01/2036 - 10/01/2038	17,076	16,979

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
5.000% due 10/01/2038		$500	$490
6.000% due 02/15/2038 -11/01/2038		14,999	15,205
6.500% due 11/01/2038		2,000	2,042

Overseas Private Investment Corp.
4.000% due 09/20/2013		852	847

Total U.S. Government Agencies (Cost $65,161)			65,325

U.S. TREASURY OBLIGATIONS 3.3%

U.S. Treasury Notes
3.125% due 08/31/2013		2,000	2,041
3.375% due 07/31/2013		900	916

Total U.S. Treasury Obligations (Cost $2,972)			2,957

MORTGAGE-BACKED SECURITIES 1.5%

American Home Mortgage Assets
3.417% due 10/25/2046		300	117

Citigroup Mortgage Loan Trust, Inc.
6.014% due 09/25/2037		299	209

Countrywide Alternative Loan Trust
3.382% due 12/20/2046		299	182
6.500% due 06/25/2036		66	35

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036		296	254

Structured Asset Mortgage Investments, Inc.
3.397% due 07/25/2046		298	184

WaMu Mortgage Pass-Through Certificates
3.555% due 02/25/2047		299	157
5.468% due 02/25/2037		298	251

Total Mortgage-Backed Securities (Cost $1,402)			1,389

ASSET-BACKED SECURITIES 1.2%

Chase Issuance Trust
4.319% due 09/15/2015		500	499

Countrywide Asset-Backed Certificates
3.547% due 12/25/2036		61	44

Credit-Based Asset Servicing & Securitization LLC
5.844% due 04/25/2037		67	64

Option One Mortgage Loan Trust
3.337% due 07/25/2037		100	70

SLM Student Loan Trust
4.173% due 04/25/2023		400	401

Total Asset-Backed Securities (Cost $1,062)			1,078

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%

ASIF III Jersey Ltd.
3.500% due 03/11/2009	EUR	1,000	1,309

Total Foreign Currency-Denominated Issues (Cost $1,309)			1,309

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 56.5%

COMMERCIAL PAPER 3.6%

Federal Home Loan Bank
0.100% due 10/07/2008	$1,600	$1,600

Freddie Mac
2.500% due 11/24/2008	1,600	1,594

		3,194

REPURCHASE AGREEMENTS 52.3%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	10,700	10,700
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $10,928. Repurchase proceeds are $10,700.)

JPMorgan Chase Bank N.A.
2.000% due 10/01/2008	33,800	33,800
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.817% due 09/10/2009 valued at $34,508. Repurchase proceeds are $33,802.)

Morgan Stanley
1.900% due 10/01/2008 (a)	990	990
(Dated 09/10/2008. Collateralized by Wells Fargo Capital XIII 7.700% due 12/29/2049 valued at $906. Repurchase proceeds are $990.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	1,060	1,060
(Dated 09/30/2008. Collateralized by Freddie Mac 5.125% due 12/29/2008 valued at $1,085. Repurchase proceeds are $1,060.)

		46,550

U.S. TREASURY BILLS 0.6%
1.014% due 10/16/2008 (b)	500	500

Total Short-Term Instruments (Cost $50,244)		50,244

PURCHASED OPTIONS (e) 0.1%
(Cost $51)		66

Total Investments 144.8% (Cost $129,147)		$128,861

Written Options (f) (0.0%)
(Premiums $20)		(30)

Other Assets and Liabilities (Net) (44.8%)		(39,859)

Net Assets 100.0%		$88,972

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at September 30, 2008.
(b)	Securities with an aggregate market value of $500 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

See Accompanying Notes	Semiannual Report	September 30, 2008	203

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

(c)	Cash of $402 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	55	$53
90-Day Eurodollar December Futures	Long	12/2008	12	(8)
90-Day Eurodollar December Futures	Long	12/2009	6	(1)
90-Day Eurodollar March Futures	Long	03/2010	7	6
Euro-Bobl December Futures	Long	12/2008	41	43
U.S. Treasury 5-Year Note December Futures	Short	12/2008	142	59
U.S. Treasury 10-Year Note December Futures	Long	12/2008	11	(19)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	33	28
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	8	2
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	7	(24)

				$139

(d)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc. 6.500% due 09/15/2018	(0.930%)	09/20/2018	JPM	0.707%	$500	$(9)	$0	$(9)
Alcoa, Inc. 5.870% due 02/23/2022	(1.510%)	03/20/2019	BOA	0.286%	1,700	0	0	0
Caterpillar Financial Services Corp. 6.250% due 01/15/2012	(0.700%)	09/20/2018	BCLY	1.276%	1,800	76	0	76
COX Communications, Inc. 6.800% due 08/01/2028	(0.690%)	09/20/2013	JPM	0.849%	1,000	6	0	6
Ingersoll-Rand Co. 9.000% due 08/15/2021	(0.400%)	09/20/2013	BCLY	0.350%	1,200	(3)	0	(3)
John Deere Capital Corp. 6.000% due 02/15/2009	(0.700%)	09/20/2018	BCLY	1.290%	1,800	78	0	78
Kroger Co. 6.400% due 08/15/2017	(0.775%)	09/20/2017	DUB	0.675%	500	(4)	0	(4)
Progress Energy, Inc. 5.625% due 01/15/2016	(0.425%)	09/20/2013	BCLY	0.473%	400	1	0	1
Sara Lee Corp. 6.125% due 11/01/2032	(0.640%)	09/20/2013	BNP	0.578%	1,200	(3)	0	(3)
Wyeth 5.500% due 03/15/2013	(0.390%)	09/20/2013	BCLY	0.338%	1,000	(2)	0	(2)

						$140	$0	$140

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BOA		$8,700	$(51)	$18	$(69)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	DUB		700	(4)	(1)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		4,300	(164)	(149)	(15)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		8,300	(316)	(276)	(40)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		1,800	(69)	(48)	(21)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,800	(68)	(48)	(20)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,000	(45)	(70)	25
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(18)	(8)	(10)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI	GBP	1,500	3	(19)	22
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		1,400	3	(20)	23
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		400	(5)	(8)	3

							$(734)	$(629)	$(105)

(e)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	35	$1	$0
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	134	2	2

				$3	$2

204	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	11/20/2009	$2,100	$20	$29

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$94.602	02/13/2009	$1,000	$24	$35
Call - OTC Fannie Mae 6.000% due 11/01/2038	107.094	11/06/2008	1,000	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	68.094	10/07/2008	3,000	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	71.031	10/07/2008	2,000	0	0
Put - OTC Fannie Mae 5.000% due 11/01/2038	72.000	11/06/2008	8,000	1	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	71.094	10/07/2008	15,000	2	0
Put - OTC Ginnie Mae 5.000% due 10/01/2038	76.000	10/15/2008	1,000	0	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	82.000	11/12/2008	1,000	0	0
Put - OTC Ginnie Mae 6.000% due 12/01/2038	81.094	12/11/2008	3,000	1	0

				$28	$35

(f)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	2	$1	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.800%	11/20/2009	$700	$19	$28

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 06/30/2008	0	$0	$0
Sales	2	700	20
Closing Buys	0	0	0
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2008	2	$700	$20

(g)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (4)
Fannie Mae	6.000%	10/01/2038	$1,000	$1,013	$1,012
General Motors Corp.	7.125%	07/15/2013	700	381	334
Ginnie Mae	5.500%	10/01/2038	2,000	2,004	1,999
U.S. Treasury Notes	3.125%	08/31/2013	2,000	2,015	2,049
U.S. Treasury Notes	3.375%	07/31/2013	900	912	917
U.S. Treasury Notes	4.000%	08/15/2018	10,000	10,472	10,196
Wells Fargo Capital XIII	7.700%	12/29/2049	1,000	940	874

				$17,737	$17,381

(4)	Market value includes $80 of interest payable on short sales.

(h)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	DUB	310	07/2009	$0	$(3)	$(3)
Buy		HSBC	97	07/2009	0	(1)	(1)
Sell	EUR	BCLY	108	10/2008	6	0	6
Buy		CITI	142	10/2008	0	0	0
Sell		CITI	142	10/2008	0	(1)	(1)
Sell		UBS	34	10/2008	2	0	2

See Accompanying Notes	Semiannual Report	September 30, 2008	205

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	BCLY	21	10/2008	$0	$(1)	$(1)
Sell		BCLY	19	10/2008	1	0	1
Buy	JPY	DUB	3,953	10/2008	1	0	1
Buy	RUB	HSBC	9,760	11/2008	0	(22)	(22)

					$10	$(28)	$(18)

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$120,568	$8,293	$128,861
Short Sales, at value	0	(17,301)	0	(17,301)
Other Financial Instruments ++	139	(13)	(12)	114

Total	$139	$103,254	$8,281	$111,674

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at Inception Date 06/30/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$8,008	$0	$0	$285	$0	$8,293
Other Financial Instruments ++	0	0	0	0	0	(12)	(12)

Total	$0	$8,008	$0	$0	$285	$(12)	$8,281

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

206	PIMCO Funds	Bond Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Class P shares (the “Institutional Classes”) of 20 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

■	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

■	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(q), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Except for the Money Market Fund, for purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

The Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information,

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Notes to Financial Statements  (Cont.)

bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Convertible and StocksPLUS® Funds, are declared daily and distributed to shareholders monthly. Dividends from net investment income, if any, of the Convertible and StocksPLUS® Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(g) Cash and Foreign Currency   The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change

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in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and

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Notes to Financial Statements  (Cont.)

Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(r) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period September 30, 2008, the Diversified Income Fund, Floating Income Fund, and High Yield Fund had $395,105, $187,762, and $631,470, respectively, in unfunded loan commitments outstanding.

(s) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in

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Notes to Financial Statements  (Cont.)

commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(t) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders.

FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(u) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced

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(Unaudited) September 30, 2008

with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statements of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statements of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, the “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class		Administrative Class		A, B and C Classes	Class D		Class P		Class R
Convertible Fund	0.40%		0.25%		0.25%		N/A	N/A		N/A		N/A
Diversified Income Fund	0.45%		0.30%		0.30%		0.45%	0.45%		0.40%		N/A
Extended Duration Fund	0.25%		0.25%		N/A		N/A	N/A		0.35%		N/A
Floating Income Fund	0.30%		0.25%		0.25%		0.40%	0.40%		0.35%		N/A
GNMA Fund	0.25%		0.25%		N/A		0.40%	0.40%		0.35%		N/A
High Yield Fund	0.25%		0.25%	(2)	0.25%	(2)	0.40%	0.40%		0.35%	(6)	0.40%
Income Fund	0.25%	(1)	0.20%		0.20%		0.40%	0.25%		0.30%		0.40%
Investment Grade Corporate Bond Fund	0.25%		0.25%		0.25%		0.40%	0.40%		0.35%		N/A
Long Duration Total Return Fund	0.25%		0.25%		N/A		N/A	N/A		0.35%		N/A
Long-Term U.S. Government Fund	0.225%		0.25%		0.25%		0.40%	N/A		0.35%		N/A
Low Duration Fund	0.25%		0.18%	(3)	0.18%	(3)	0.35%	0.25%		0.28%	(7)	0.35%
Low Duration Fund II	0.25%		0.25%		0.25%		N/A	N/A		N/A		N/A
Low Duration Fund III	0.25%		0.25%		0.25%		N/A	N/A		N/A		N/A
Moderate Duration Fund	0.25%		0.20%	(4)	N/A		N/A	N/A		N/A		N/A
Money Market Fund	0.12%		0.20%		0.20%		0.35%	N/A		N/A		N/A
Mortgage-Backed Securities Fund	0.25%		0.25%		0.25%		0.40%	0.40%		0.35%		N/A
Real Return Fund	0.25%		0.20%		0.20%		0.40%	0.40%	(5)	0.30%		0.40%
Short-Term Fund	0.25%		0.20%		0.20%		0.30%	0.25%		0.30%		0.30%
StocksPLUS® Fund	0.25%		0.25%		0.25%		0.40%	0.40%		0.35%		0.40%
Unconstrained Bond Fund	0.60%		0.30%		N/A		0.45%	0.45%		0.40%		0.45%

(1)	PIMCO has contractually agreed (ending March 31, 2009) to waive 0.05% of the advisory fee to 0.20%.
(2)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.05% to 0.30% per annum.
(3)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.21% per annum.
(4)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.01% to 0.21% per annum.
(5)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.35% per annum.
(6)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.05% to 0.40% per annum.
(7)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.31% per annum.

Semiannual Report	September 30, 2008	213

Notes to Financial Statements  (Cont.)

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
Money Market Fund	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund, Real Return Fund, StocksPLUS® Fund	0.50%	0.25%
Money Market Fund	—	0.10%
Floating Income Fund, Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2008, AGID received $1,846,171 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Extended Duration, Income, and Unconstrained Bond Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P	Class R
Extended Duration Fund	0.50%	—	—	—	—	—	—
Income Fund	0.40%	0.65%	0.85%	1.60%	0.70%	—	1.10%
Unconstrained Bond Fund	0.90%	—	1.30%	2.05%	1.30%	1.00%	1.55%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Extended Duration Fund	$17
Income Fund	79

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

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(Unaudited) September 30, 2008

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Diversified Income Fund	$39,630	$13,116
Floating Income Fund	13,116	162,502
High Yield Fund	5,927	0
Investment Grade Corporate Bond Fund	1,333	0
Low Duration Fund	20,398	0
Mortgage-Backed Securities Fund	16,070	0
Real Return Fund	35,723	0
Short-Term Fund	9,021	0
StocksPLUS® Fund	0	24,927

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands)

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Convertible Fund	$5,183	$3,771	$279,846	$142,176
Diversified Income Fund	3,238,727	3,193,975	353,390	337,457
Extended Duration Fund	907,831	765,138	40,626	387
Floating Income Fund	1,291,815	1,389,570	309,616	1,215,908
GNMA Fund	7,243,330	6,761,756	100,949	3,457
High Yield Fund	9,837,000	9,326,386	2,867,049	1,604,882
Income Fund	389,956	353,663	86,095	29,236
Investment Grade Corporate Bond Fund	1,997,820	1,340,621	934,190	20,134
Long Duration Total Return Fund	1,365,733	995,554	532,567	10,695
Long-Term U.S. Government Fund	1,314,154	1,829,227	303,709	49,062
Low Duration Fund	12,914,145	12,062,541	2,038,781	954,097
Low Duration Fund II	217,541	170,080	25,766	14,749
Low Duration Fund III	123,700	138,786	24,726	5,636
Moderate Duration Fund	2,815,518	2,640,104	223,032	128,344
Mortgage-Backed Securities Fund	8,298,439	7,801,953	194,394	25,829
Real Return Fund	152,570,905	147,625,620	3,472,066	1,137,450
Short-Term Fund	8,143,367	7,815,267	593,954	367,491
StocksPLUS® Fund	1,037,251	996,518	63,025	136,621
Unconstrained Bond Fund	161,092	93,236	15,229	2,786

Semiannual Report	September 30, 2008	215

Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Convertible Fund				Diversified Income Fund				Extended Duration Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	18,445	$207,181	38,851	$555,772	17,612	$185,110	67,310	$740,535	7,124	$72,883	15,834	$164,209
Administrative Class	3,596	50,230	0	0	72	759	102	1,115	0	0	0	0
Class P	0	0	0	0	1	10	0	0	1	10	0	0
Other Classes	0	0	0	0	3,667	38,393	7,651	83,487	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	587	6,980	456	6,392	5,592	58,062	12,745	138,253	361	3,772	255	2,694
Administrative Class	29	389	0	0	14	144	29	314	0	0	0	0
Class P	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	477	4,961	1,136	12,316	0	0	0	0
Cost of shares redeemed
Institutional Class	(2,104)	(26,277)	(18,109)	(247,083)	(23,579)	(243,195)	(76,371)	(825,142)	(865)	(9,165)	(844)	(8,590)
Administrative Class	(2,796)	(35,819)	0	0	(17)	(174)	(119)	(1,299)	0	0	0	0
Class P	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	(5,582)	(58,392)	(11,793)	(127,773)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	17,757	$202,684	21,198	$315,081	(1,743)	$(14,322)	690	$21,806	6,621	$67,500	15,245	$158,313

	Investment Grade Corporate Bond Fund				Long Duration Total Return Fund				Long-Term U.S. Government Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	154,898	$1,578,960	1,382	$14,352	81,309	$836,979	73,392	$748,774	11,175	$123,744	151,757	$1,592,480
Administrative Class	31	322	42	440	0	0	0	0	3,521	38,805	10,319	114,682
Class P	1	10	0	0	1	10	0	0	1	10	0	0
Other Classes	2,002	20,476	2,347	24,314	0	0	0	0	7,442	81,839	13,419	146,395
Issued as reinvestment of distributions
Institutional Class	1,422	14,170	182	1,879	2,407	24,303	1,407	14,464	1,405	15,309	4,740	50,883
Administrative Class	2	18	2	17	0	0	0	0	210	2,281	391	4,225
Class P	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	80	812	136	1,411	0	0	0	0	358	3,901	779	8,402
Cost of shares redeemed
Institutional Class	(1,451)	(14,503)	(452)	(4,655)	(15,853)	(163,744)	(7,309)	(74,842)	(64,506)	(712,016)	(130,157)	(1,378,054)
Administrative Class	(13)	(139)	(13)	(128)	0	0	0	0	(5,120)	(56,015)	(6,488)	(70,438)
Class P	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	(979)	(9,979)	(1,375)	(14,154)	0	0	0	0	(8,515)	(93,170)	(10,078)	(109,514)
Net increase (decrease) resulting from Fund share transactions	155,993	$1,590,147	2,251	$23,476	67,864	$697,548	67,490	$688,396	(54,029)	$(595,312)	34,682	$359,061

216	PIMCO Funds	Bond Funds

(Unaudited) September 30, 2008

Floating Income Fund				GNMA Fund				High Yield Fund				Income Fund
Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

39,867	$370,028	193,515	$1,964,011	7,915	$89,038	9,025	$100,587	113,266	$1,027,291	209,534	$2,000,761	3,148	$30,417	26,949	$269,836
1	6	767	7,615	0	0	0	0	21,686	193,686	39,124	376,142	0	0	0	0
1	10	0	0	1	10	0	0	1	10	0	0	1	10	0	0
4,490	41,477	23,294	241,875	17,463	196,702	9,569	107,092	39,872	364,314	49,067	470,486	740	7,134	528	5,277

3,443	31,545	27,572	276,849	467	5,243	808	9,017	14,826	131,430	26,205	251,181	964	9,244	673	6,740
0	0	19	200	0	0	0	0	3,564	31,596	6,179	59,244	0	1	0	1
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
429	3,882	2,639	26,606	340	3,830	603	6,736	5,519	48,992	10,260	98,432	11	109	6	67

(153,301)	(1,409,949)	(486,273)	(4,832,466)	(2,066)	(23,131)	(2,485)	(27,704)	(72,065)	(643,376)	(226,714)	(2,174,343)	(739)	(7,212)	(895)	(8,981)
(1)	(6)	(1,804)	(18,379)	0	0	0	0	(17,148)	(153,144)	(43,325)	(417,966)	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
(9,820)	(89,156)	(56,391)	(562,729)	(5,049)	(56,696)	(4,887)	(54,450)	(41,483)	(371,749)	(86,969)	(833,582)	(235)	(2,245)	(150)	(1,517)
(114,891)	$(1,052,163)	(296,662)	$(2,896,418)	19,071	$214,996	12,633	$141,278	68,038	$629,050	(16,639)	$(169,645)	3,890	$37,458	27,111	$271,423

Low Duration Fund				Low Duration Fund II				Low Duration Fund III				Moderate Duration Fund
Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

180,279	$1,802,415	372,567	$3,759,658	3,879	$37,690	4,445	$42,941	3,810	$37,622	14,572	$144,259	26,977	$272,652	43,403	$439,502
26,534	265,774	18,456	185,844	24	232	16	160	0	10	0	0	0	0	0	0
36	352	0	0	0	0	0	0	0	0	0	0	0	0	0	0
88,272	882,709	109,699	1,109,045	0	0	0	0	0	0	0	0	0	0	0	0

14,992	148,913	39,271	394,315	466	4,509	1,205	11,632	286	2,809	742	7,369	3,365	33,809	8,001	80,529
883	8,759	1,643	16,509	2	16	4	33	0	1	0	1	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
4,241	42,109	9,086	91,231	0	0	0	0	0	0	0	0	0	0	0	0

(261,568)	(2,619,128)	(397,121)	(3,983,533)	(2,382)	(23,104)	(11,027)	(105,724)	(6,992)	(68,603)	(13,029)	(129,226)	(33,527)	(334,779)	(55,575)	(560,082)
(16,757)	(166,414)	(11,408)	(114,675)	(3)	(24)	(24)	(225)	0	0	(1)	(2)	0	0	0	0
(11)	(107)	0	0	0	0	0	0	0	0	0	0	0	0	0	0
(69,607)	(693,358)	(77,594)	(777,302)	0	0	0	0	0	0	0	0	0	0	0	0
(32,706)	$(327,976)	64,599	$681,092	1,986	$19,319	(5,381)	$(51,183)	(2,896)	$(28,161)	2,284	$22,401	(3,185)	$(28,318)	(4,171)	$(40,051)

Semiannual Report	September 30, 2008	217

Notes to Financial Statements  (Cont.)

	Money Market Fund				Mortgage-Backed Securities Fund				Real Return Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	214,372	$214,372	153,423	$153,423	19,530	$210,058	21,954	$236,766	151,892	$1,701,249	345,841	$3,856,435
Administrative Class	11,944	11,944	22,204	22,203	4,841	51,462	13,822	148,472	42,010	469,115	40,364	448,445
Class P	0	0	0	0	1	10	0	0	1	10	0	0
Other Classes	186,307	186,307	253,474	253,474	7,220	77,596	10,943	117,487	161,485	1,803,011	187,165	2,084,270
Issued as reinvestment of distributions
Institutional Class	2,358	2,358	7,695	7,695	924	9,803	1,583	17,022	14,869	164,363	41,955	457,670
Administrative Class	33	33	231	231	379	4,020	276	2,982	1,565	17,260	3,740	40,823
Class P	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	2,010	2,010	7,226	7,225	525	5,573	916	9,830	9,131	100,862	31,600	344,160
Cost of shares redeemed
Institutional Class	(226,324)	(226,324)	(116,179)	(116,179)	(25,980)	(280,452)	(3,297)	(35,364)	(172,035)	(1,916,768)	(172,240)	(1,880,630)
Administrative Class	(16,778)	(16,778)	(18,712)	(18,712)	(3,974)	(42,420)	(1,532)	(16,535)	(20,327)	(224,621)	(18,954)	(207,443)
Class P	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	(126,473)	(126,473)	(207,889)	(207,888)	(5,259)	(56,133)	(7,339)	(78,650)	(97,519)	(1,086,618)	(202,507)	(2,208,276)
Net increase (decrease) resulting from Fund share transactions	47,449	$47,449	101,473	$101,472	(1,793)	$(20,483)	37,326	$402,010	91,072	$1,027,863	256,964	$2,935,454

	Short-Term Fund				StocksPLUS® Fund				Unconstrained Bond Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Period from 06/30/2008 to 09/30/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	104,323	$1,022,648	239,419	$2,375,947	3,699	$37,477	22,409	$253,077	7,935	$78,745
Administrative Class	71,264	697,927	92,266	915,635	103	862	122	1,347	0	0
Class P	208	2,037	0	0	1	10	0	0	1	10
Other Classes	25,189	246,395	13,752	136,386	1,482	14,059	2,530	27,346	1,375	13,703
Issued as reinvestment of distributions
Institutional Class	3,746	36,662	9,533	94,495	2,089	18,354	2,944	32,562	14	132
Administrative Class	3,174	31,050	8,150	80,797	55	472	81	880	0	0
Class P	1	8	0	0	0	1	0	0	0	0
Other Classes	570	5,561	1,430	14,184	889	7,534	936	9,902	1	7
Cost of shares redeemed
Institutional Class	(80,513)	(789,055)	(260,036)	(2,572,182)	(15,554)	(161,243)	(27,815)	(315,884)	(360)	(3,588)
Administrative Class	(23,697)	(231,594)	(71,134)	(705,640)	(172)	(1,539)	(2,220)	(25,007)	0	0
Class P	(8)	(81)	0	0	0	0	0	0	0	0
Other Classes	(11,862)	(116,034)	(22,721)	(225,156)	(3,398)	(31,815)	(8,184)	(89,599)	(1)	(10)
Net increase (decrease) resulting from Fund share transactions	92,395	$905,524	10,659	$114,466	(10,806)	$(115,828)	(9,197)	$(105,376)	8,965	$88,999

218	PIMCO Funds	Bond Funds

(Unaudited) September 30, 2008

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO High Yield Fund and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO High Yield Fund. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. It is possible that the plaintiff could seek reconsideration of the Judge’s ruling or appeal the Judge’s decision to a higher court. The non-agent lenders have filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. No ruling date on the motion has been set.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Semiannual Report	September 30, 2008	219

Notes to Financial Statements  (Cont.)

As of September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
Convertible Fund	$1,613	$(99,038)	$(97,425)
Diversified Income Fund	15,359	(264,136)	(248,777)
Extended Duration Fund	7,221	(5,780)	1,441
Floating Income Fund	8,825	(70,852)	(62,027)
GNMA Fund	5,876	(13,053)	(7,177)
High Yield Fund	58,734	(1,205,895)	(1,147,161)
Income Fund	2,459	(19,972)	(17,513)
Investment Grade Corporate Bond Fund	4,874	(110,897)	(106,023)
Long Duration Total Return Fund	8,183	(110,404)	(102,221)
Long-Term U.S. Government Fund	11,708	(72,339)	(60,631)
Low Duration Fund	28,610	(744,135)	(715,525)
Low Duration Fund II	1,110	(20,265)	(19,155)
Low Duration Fund III	439	(9,784)	(9,345)
Moderate Duration Fund	7,694	(100,497)	(92,803)
Money Market Fund	0	0	0
Mortgage-Backed Securities Fund	15,557	(42,223)	(26,666)
Real Return Fund	196,481	(951,242)	(754,761)
Short-Term Fund	25,879	(165,828)	(139,949)
StocksPLUS® Fund	4,091	(53,772)	(49,681)
Unconstrained Bond Fund	654	(940)	(286)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

11.  SUBSEQUENT EVENT

On October 7, 2008, the Board of Trustees of the Trust approved the participation by PIMCO Money Market Fund (the “Fund”) in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program insures shares held by money market fund investors as of the close of business September 19, 2008 against loss in the event that a money market fund’s net asset value per share falls below $0.995. Following such an occurrence by a fund participating in the Program, shareholders as of September 19, 2008 will receive $1.00 per share upon liquidation of the fund. Shares acquired by investors after September 19, 2008 are not eligible for protection under the Program, except in certain circumstances. Guarantee payments under the Program will not exceed the amount available within the U.S. Department of the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment. Currently, ESF assets are approximately $50 billion.

The Program is designed to address temporary dislocations in the credit markets. The Program will operate for an initial three month term beginning September 19, 2008. After the initial term, the Secretary of the Treasury has the option to extend the Program up to the close of business on September 18, 2009. Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a payment to the U.S. Department of the Treasury in the amount of 0.01% of the net asset value of the Fund as of September 19, 2008. This expense will be borne by the Fund. If the Program is extended, the Fund will consider whether to participate. Participation in any extensions of the Program requires additional payment by the Fund.

220	PIMCO Funds	Bond Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BOA	Bank of America	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BEAR	Bear Stearns & Co., Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.
BSN	Bank of Nova Scotia	LEH	Lehman Brothers, Inc.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGCI	Dow Jones-AIG Commodity Index	LCDX	Liquid Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIGTR	Dow Jones-AIG Commodity Index Total Return	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
CDX.NA	Credit Derivatives Index - North America	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread
CDX.XO	Credit Derivatives Index - Crossover	eRAFI	enhanced Research Affiliates Fundamental Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
FFR	Federal Funds Rate	PRIBOR	Prague Interbank Offered Rate

Semiannual Report	September 30, 2008	221

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

222	PIMCO Funds	Bond Funds

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Funds’ Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

Semiannual Report	September 30, 2008	223

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The

224	PIMCO Funds	Bond Funds

Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

Semiannual Report	September 30, 2008	225

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

226	PIMCO Funds	Bond Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-20521-05

Share Classes | Institutional ▪ Administrative ▪ P

Semiannual Report September 30, 2008

PIMCO FUNDS

International Bond Funds

A company of Allianz Global Investors

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		13
Financial Highlights		14
Statements of Assets and Liabilities		20
Statements of Operations		22
Statements of Changes in Net Assets		24
Notes to Financial Statements		119
Glossary		130
Privacy Policy		131
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement		132

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	6	26
Emerging Local Bond Fund	7	38
Emerging Markets Bond Fund	8	47
Foreign Bond Fund (Unhedged)	9	57
Foreign Bond Fund (U.S. Dollar-Hedged)	10	74
Global Bond Fund (Unhedged)	11	91
Global Bond Fund (U.S. Dollar-Hedged)	12	106

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

■

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

■

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to

2	PIMCO Funds	International Bond Funds

end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

■

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

■	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

■

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

■

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

■

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, leveraging risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Each share class performance is net of fees and expenses – the Administrative Class total expenses are 0.25% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class P total expenses are 0.10% higher than the total expenses of the Institutional Share Class of the respective Fund. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class and Class P Shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class and Class P Shares respectively. The Administrative Class Shares of the Funds were first offered in (month/year): Developing Local Markets Fund (9/06), Emerging Local Bond Fund (10/07), Emerging Markets Bond Fund (9/98), Foreign Bond Fund (Unhedged) (2/06), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), Global Bond Fund (Unhedged) (7/96) and Global Bond Fund (U.S. Dollar-Hedged) (9/03). The Class P Shares of the following Funds were first offered in (month/year): Developing Local Markets Fund (4/08), Foreign Bond Fund (Unhedged) (4/08), Emerging Local Bond Fund (5/08), Foreign Bond Fund (U.S. Dollar-Hedged) (4/08), Emerging Markets Bond Fund (4/08), and Global Bond Fund (U.S. Dollar-Hedged) (4/08). All other Funds in this Semiannual Report do not currently offer Class P Shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds	International Bond Funds

Since Class A shares were offered since the inception of Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional, Administrative Classes and Class P are based on the historical performance of Class A shares, adjusted to reflect that the Institutional, Administrative Classes and Class P do not have a sales charge, and the different operating expenses associated with the Institutional Class, Administrative Class and Class P, such as distribution and/or service fees (Administrative Class only) and other fee charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from April 1, 2008 to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	5

PIMCO Developing Local Markets Fund	Institutional Class	PLMIX
	Administrative Class	PDEVX
	Class P	PLMPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	50.1%
Foreign Currency-Denominated Issues	13.6%
Short-Term Instruments	12.6%
Sovereign Issues	7.6%
Asset-Backed Securities	6.0%
U.S. Government Agencies	5.1%
Mortgage-Backed Securities	5.0%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Institutional Class	-6.39%	-0.25%	7.72%
PIMCO Developing Local Markets Fund Administrative Class	-6.50%	-0.49%	7.45%
PIMCO Developing Local Markets Fund Class P	-6.43%	-0.36%	7.62%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	-1.43%	7.75%	10.72%
Lipper Emerging Markets Debt Funds Average	-6.90%	-4.98%	4.69%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.85% for the Institutional Class shares and 1.10% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.95% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$936.14	$934.97	$923.42		$1,020.81	$1,019.55	$1,020.31
Expenses Paid During Period†	$4.13	$5.34	$3.83		$4.31	$5.57	$4.81

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class and 0.95% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Developing Local Markets Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed-income instruments denominated in the currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

»	An underweight to Romania benefited returns as the Romanian sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

»	An overweight to China benefited returns as the Chinese sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

»	A slight overweight to Indonesia added to performance as the Indonesia sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

»	An overweight to Brazil detracted from returns as the Brazil sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

»	An overweight to Russia detracted from performance as the Russia sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

»	An underweight to Hungary detracted from performance as the Hungarian sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

»	An underweight to Israel detracted from performance as the Israel sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

6	PIMCO Funds	International Bond Funds

PIMCO Emerging Local Bond Fund	Institutional Class Administrative Class	PELBX PEBLX
	Class P	PELPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	23.1%
Brazil	12.9%
Poland	9.7%
Thailand	9.6%
Czech Republic	8.8%
Hungary	8.6%
Turkey	7.0%
Short-Term Instruments	4.5%
Other	15.8%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial invested amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	Fund Inception (12/29/06)**
PIMCO Emerging Local Bond Fund Institutional Class	-6.50%	-3.02%	4.21%
PIMCO Emerging Local Bond Fund Administrative Class	-6.62%	-3.26%	3.95%
PIMCO Emerging Local Bond Fund Class P	-6.53%	-3.10%	4.11%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	-2.36%	3.00%	9.87%
Lipper Emerging Markets Debt Funds Average	-6.90%	-4.98%	-0.93%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.95% for the Institutional Class shares and 1.20% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.05% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$935.02	$933.84	$921.87		$1,020.31	$1,019.05	$1,019.80
Expenses Paid During Period†	$4.61	$5.82	$3.40		$4.81	$6.07	$5.32

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Institutional Class, 1.20% for Administrative Class and 1.05% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 124/365 for Class Pà (to reflect the inception date of 05/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Local Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

A slight overweight position in South Africa benefited performance. The country sub index outperformed the overall emerging markets local bond market, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged).

»	An overweight to Brazil detracted from returns. The country sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the period.

»

An underweight to Hungary detracted from relative performance. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the period.

»	An overweight to Poland detracted from performance. The country sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the period.

»	An underweight to Turkey detracted from relative performance. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the period.

Semiannual Report	September 30, 2008	7

PIMCO Emerging Markets Bond Fund	Institutional Class	PEBIX
	Administrative Class	PEBAX
	Class P	PEMPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	30.9%
Russia	15.4%
Brazil	13.7%
Mexico	5.9%
Short-Term Instruments	5.5%
Colombia	4.4%
Other	24.2%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	-8.53%	-5.83%	7.39%	15.47%	11.04%
PIMCO Emerging Markets Bond Fund Administrative Class	-8.64%	-6.06%	7.11%	15.18%	10.76%
PIMCO Emerging Markets Bond Fund Class P	-8.60%	-5.94%	7.27%	15.35%	10.92%
JPMorgan Emerging Markets Bond Index Global	-5.82%	-2.72%	7.47%	12.07%	8.24%
Lipper Emerging Markets Debt Funds Average	-6.90%	-4.98%	7.19%	12.77%	7.92%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.85% for the Institutional Class shares and 1.10% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.95% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$914.69	$913.59	$900.04		$1,020.76	$1,019.50	$1,020.26
Expenses Paid During Period†	$4.13	$5.32	$3.82		$4.36	$5.62	$4.86

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.86% for Institutional Class, 1.11% for Administrative Class and 0.96% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Fund seeks to achieve its investment objective by investing at least 80% of its assets in fixed-income instruments of issuers that are economically tied to emerging markets countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An underweight to emerging markets (“EM”) spread duration added to performance as EM spreads over comparable maturity U.S. Treasuries widened during the period.

»	An underweight to Ecuador added to performance as the Ecuador sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the period.

»	An underweight to Venezuela benefited relative performance as the Venezuela sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the period.

»	An underweight to Pakistan benefited relative performance as the Pakistan sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the period.

»	An overweight to Russia detracted from relative performance as the Russia sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the period.

»	An underweight to Lebanon detracted from performance as the Lebanon sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the period.

»	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the period.

8	PIMCO Funds	International Bond Funds

PIMCO Foreign Bond Fund (Unhedged)	Institutional Class	PFUIX
	Administrative Class	PFUUX
	Class P	PFUPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	51.2%
Japan	19.2%
Germany	7.1%
Short-Term Instruments	3.5%
Canada	3.4%
Other	15.6%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	-14.86%	-1.75%	3.45%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	-14.96%	-2.00%	3.19%
PIMCO Foreign Bond Fund (Unhedged) Class P	-14.91%	-1.86%	3.34%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	-8.46%	5.10%	5.39%
Lipper International Income Funds Average	-8.75%	0.29%	3.94%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.81% for the Institutional Class shares and 1.04% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.91% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$851.44	$850.36	$875.66		$1,020.96	$1,019.70	$1,020.31
Expenses Paid During Period†	$3.81	$4.96	$3.73		$4.15	$5.42	$4.81

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.82% for Institutional Class, 1.07% for Administrative Class and 0.95% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	A curve-steepening bias, especially from May through June in the U.S., U.K. and Eurozone, contributed to returns as the yield curves in those regions steepened during the period.

»	An underweight to the British pound and the euro benefited performance as these currencies depreciated relative to the U.S. dollar.

»	Holdings of corporate bonds detracted from performance as spreads on these bonds widened during the period.

»	Exposure to short dated interest rate swaps, especially in Europe, detracted from performance as swap spreads widened versus European government bonds.

»	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

»

While holdings of agency mortgage-backed securities benefited performance, since these securities outperformed U.S. Treasuries, positions in non-agency mortgage-backed securities and asset-backed securities more than offset these gains as their prices were marked down during the period.

Semiannual Report	September 30, 2008	9

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Institutional Class	PFORX
	Administrative Class	PFRAX
	Class P	PFBPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	52.6%
Japan	17.0%
Short-Term Instruments	8.2%
Germany	7.0%
United Kingdom	2.8%
Other	12.4%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)**
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	-5.29%	-0.60%	3.30%	4.87%	7.25%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	-5.41%	-0.85%	3.04%	4.63%	7.00%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class P	-5.35%	-0.71%	3.19%	4.76%	7.15%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	0.19%	4.48%	4.27%	4.91%	6.96%
Lipper International Income Funds Average	-8.75%	0.29%	4.10%	4.92%	5.92%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.88% for the Institutional Class shares and 1.11% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.98% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$947.12	$945.91	$952.92		$1,021.11	$1,019.85	$1,020.61
Expenses Paid During Period†	$3.86	$5.07	$3.64		$4.00	$5.27	$4.51

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.79% for Institutional Class, 1.04% for Administrative Class and 0.89% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	A curve-steepening bias, especially from May through June in the U.S., U.K. and Eurozone, contributed to returns as the yield curves in those regions steepened during the period.

»	An underweight to the British pound and the euro benefited performance as these currencies depreciated relative to the U.S. dollar.

»	Holdings of corporate bonds detracted from performance as spreads on these bonds widened during the period.

»	Exposure to short dated interest rate swaps, especially in Europe, detracted from performance as swap spreads widened versus European government bonds.

»	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

»

While holdings of agency mortgage backed securities benefited performance, since these securities outperformed U.S. Treasuries, positions in non-agency mortgage-backed securities and asset-backed securities more than offset these gains as their prices were marked down during the period.

10	PIMCO Funds	International Bond Funds

PIMCO Global Bond Fund (Unhedged)	Institutional Class	PIGLX
	Administrative Class	PADMX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	50.6%
Japan	15.5%
Germany	7.8%
Short-Term Instruments	4.5%
United Kingdom	3.6%
Other	18.0%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/23/93)**
PIMCO Global Bond Fund (Unhedged) Institutional Class	-13.15%	-1.66%	3.80%	5.03%	6.24%
PIMCO Global Bond Fund (Unhedged) Administrative Class	-13.26%	-1.90%	3.54%	4.77%	6.00%
JPMorgan GBI Global FX NY Index Unhedged in USD	-6.64%	5.95%	5.27%	5.26%	6.13%
Lipper Global Income Funds Average	-7.36%	-2.35%	3.82%	4.92%	5.67%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 11/23/93. Index comparisons began on 11/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.84% for the Institutional Class shares and 1.12% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$868.53	$867.45	$1,020.46	$1,019.20
Expenses Paid During Period†	$4.31	$5.48	$4.66	$5.92

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.92% for Institutional Class and 1.17% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	A curve-steepening bias, especially from May through June in the U.S., U.K. and Eurozone, contributed to returns as the yield curves in those regions steepened during the period.

»	An underweight to the British pound and the euro benefited performance as these currencies depreciated relative to the U.S. dollar.

»	Holdings of corporate bonds detracted from performance as spreads on these bonds widened during the period.

»	Exposure to short dated interest rate swaps, especially in Europe, detracted from performance as swap spreads widened versus European government bonds.

»	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

»

While holdings of agency mortgage-backed securities benefited performance, since these securities outperformed U.S. Treasuries, positions in non-agency mortgage-backed securities and asset-backed securities more than offset these gains as their prices were marked down during the period.

Semiannual Report	September 30, 2008	11

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Institutional Class	PGBIX
	Administrative Class	PGDAX
	Class P	PGNPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	58.1%
Japan	12.8%
Short-Term Instruments	7.0%
Germany	5.5%
France	4.2%
Other	12.4%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)**
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	-5.79%	-0.33%	3.21%	4.93%	6.51%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	-5.91%	-0.57%	2.96%	4.66%	6.24%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class P	-5.84%	-0.43%	3.11%	4.83%	6.40%
JPMorgan GBI Global Hedged in USD	0.18%	5.48%	4.34%	5.06%	6.51%
Lipper Global Income Funds Average	-7.36%	-2.35%	3.82%	4.92%	5.63%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 10/02/95. Index comparisons began on 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 1.02% for the Institutional Class shares and 1.27% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.12% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$942.08	$940.88	$950.75		$1,020.05	$1,018.80	$1,019.45
Expenses Paid During Period†	$4.87	$6.08	$4.58		$5.06	$6.33	$5.67

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.00% for Institutional Class, 1.25% for Administrative Class and 1.12% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	A curve-steepening bias, especially from May through June in the U.S., U.K. and Eurozone, contributed to returns as the yield curves in those regions steepened during the period.

»	An underweight to the British pound and the euro benefited performance as these currencies depreciated relative to the U.S. dollar.

»	Holdings of corporate bonds detracted from performance as spreads on these bonds widened during the period.

»	Exposure to short dated interest rate swaps, especially in Europe, detracted from performance as swap spreads widened versus European government bonds.

»	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

»

While holdings of agency mortgage-backed securities benefited performance, since these securities outperformed U.S. Treasuries, positions in non-agency mortgage-backed securities and asset-backed securities more than offset these gains as their prices were marked down during the period.

12	PIMCO Funds	International Bond Funds

Benchmark Descriptions

Index	Description

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization-weighted index of 50 European blue-chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Markets Bond Index Global	JPMorgan Emerging Markets Bond Index (EMBI) Global is an unmanaged index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. Dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. Dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. Dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global Index Hedged in USD	JPMorgan GBI Global Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. Dollars on a hedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Municipal Bond Index*	Lehman Brothers Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/ 90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

*Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the index.

Semiannual Report	September 30, 2008	13

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Institutional Class
09/30//2008+	$10.81	$0.22	$(0.89)	$(0.67)	$(0.22)	$0.00
03/31/2008	10.79	0.51	1.05	1.56	(0.51)	(1.03)
03/31/2007	10.46	0.48	0.58	1.06	(0.48)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.30	0.46	0.76	(0.27)	(0.03)
Administrative Class
09/30//2008+	10.81	0.20	(0.89)	(0.69)	(0.20)	0.00
03/31/2008	10.79	0.44	1.10	1.54	(0.49)	(1.03)
09/30/2006 - 03/31/2007	10.48	0.23	0.56	0.79	(0.23)	(0.25)
Class P
04/30/2008 - 09/30/2008+	10.92	0.18	(1.00)	(0.82)	(0.18)	0.00

Emerging Local Bond Fund
Institutional Class
09/30//2008+	$9.87	$0.30	$(0.92)	$(0.62)	$(0.29)	$0.00
03/31/2008	9.99	0.67	0.64	1.31	(0.70)	(0.73)
12/29/2006 - 03/31/2007	10.00	0.15	(0.03)	0.12	(0.13)	0.00
Administrative Class
09/30//2008+	9.87	0.29	(0.92)	(0.63)	(0.28)	0.00
10/16/2007 - 03/31/2008	10.65	0.28	(0.02)	0.26	(0.31)	(0.73)
Class P
05/30/2008 - 09/30/2008+	9.91	0.20	(0.96)	(0.76)	(0.19)	0.00

Emerging Markets Bond Fund
Institutional Class
09/30//2008+	$10.68	$0.29	$(1.18)	$(0.89)	$(0.34)	$0.00
03/31/2008	11.13	0.60	(0.07)	0.53	(0.65)	(0.33)
03/31/2007	11.14	0.58	0.57	1.15	(0.62)	(0.54)
03/31/2006	10.58	0.60	0.92	1.52	(0.62)	(0.34)
03/31/2005	10.73	0.45	0.29	0.74	(0.49)	(0.40)
03/31/2004	10.05	0.49	1.81	2.30	(0.54)	(1.08)
Administrative Class
09/30//2008+	10.68	0.29	(1.19)	(0.90)	(0.33)	0.00
03/31/2008	11.13	0.57	(0.07)	0.50	(0.62)	(0.33)
03/31/2007	11.14	0.56	0.56	1.12	(0.59)	(0.54)
03/31/2006	10.58	0.57	0.92	1.49	(0.59)	(0.34)
03/31/2005	10.73	0.42	0.30	0.72	(0.47)	(0.40)
03/31/2004	10.05	0.52	1.75	2.27	(0.51)	(1.08)
Class P
04/30/2008 - 09/30/2008+	10.79	0.24	(1.30)	(1.06)	(0.28)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.40%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.18%.

14	PIMCO Funds	International Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.22)	$9.92	(6.39)%	$4,203,181	0.85	%*	0.85	%*	3.99	%*	36%
0.00	(1.54)	10.81	15.10	4,266,684	0.85		0.85		4.64		31
0.00	(0.73)	10.79	10.45	2,862,054	0.85		0.85		4.55		11
0.00	(0.30)	10.46	7.66	1,644,442	0.86	*(b)	0.86	*(b)	3.54	*	6

0.00	(0.20)	9.92	(6.50)	21,784	1.10	*	1.10	*	3.73	*	36
0.00	(1.52)	10.81	14.83	24,961	1.10		1.10		4.03		31
0.00	(0.48)	10.79	8.09	11	1.10	*	1.10	*	4.39	*	11

0.00	(0.18)	9.92	(7.66)	9	0.95	*	0.95	*	3.89	*	36

$0.00	$(0.29)	$8.96	(6.50)%	$1,973,223	0.95	%*	0.95	%*	6.12	%*	20%
0.00	(1.43)	9.87	13.55	1,653,663	0.95		0.95		6.53		67
0.00	(0.13)	9.99	1.24	622,414	1.15	*(c)	1.14	*(d)	6.13	*	15

0.00	(0.28)	8.96	(6.62)	15,061	1.20	*	1.20	*	5.84	*	20
0.00	(1.04)	9.87	2.55	17,960	1.20	*	1.20	*	6.23	*	67

0.00	(0.19)	8.96	(7.81)	495	1.05	*	1.05	*	6.49	*	20

$0.00	$(0.34)	$9.45	(8.53)%	$2,274,451	0.86	%*	0.85	%*	5.58	%*	91%
0.00	(0.98)	10.68	4.99	2,624,644	0.85		0.85		5.51		148
0.00	(1.16)	11.13	10.76	1,758,895	0.85		0.85		5.25		238
0.00	(0.96)	11.14	14.72	2,145,193	0.85		0.85		5.36		280
0.00	(0.89)	10.58	7.18	1,434,181	0.85		0.85		4.25		415
0.00	(1.62)	10.73	23.86	779,572	0.85		0.85		4.55		461

0.00	(0.33)	9.45	(8.64)	102,814	1.11	*	1.10	*	5.58	*	91
0.00	(0.95)	10.68	4.72	18,827	1.10		1.10		5.26		148
0.00	(1.13)	11.13	10.48	30,661	1.10		1.10		5.00		238
0.00	(0.93)	11.14	14.43	23,798	1.10		1.10		5.10		280
0.00	(0.87)	10.58	6.91	18,282	1.10		1.10		3.98		415
0.00	(1.59)	10.73	23.55	10,108	1.10		1.10		4.72		461

0.00	(0.28)	9.45	(10.00)	9	0.96	*	0.95	*	5.48	*	91

Semiannual Report	September 30, 2008	15

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Foreign Bond Fund (Unhedged)
Institutional Class
09/30//2008+	$11.54	$0.26	$(1.96)	$(1.70)	$(0.23)	$0.00
03/31/2008	10.21	0.42	1.64	2.06	(0.40)	(0.33)
03/31/2007	9.90	0.38	0.35	0.73	(0.35)	(0.07)
03/31/2006	10.83	0.35	(0.96)	(0.61)	(0.10)	0.00
04/30/2004 - 03/31/2005	10.00	0.23	0.89	1.12	(0.18)	(0.11)
Administrative Class
09/30//2008+	11.54	0.25	(1.96)	(1.71)	(0.22)	0.00
03/31/2008	10.21	0.39	1.64	2.03	(0.37)	(0.33)
03/31/2007	9.90	0.37	0.34	0.71	(0.33)	(0.07)
02/28/2006 - 03/31/2006	10.00	0.03	(0.10)	(0.07)	0.00	0.00
Class P
04/30/2008 - 09/30/2008+	11.18	0.22	(1.60)	(1.38)	(0.19)	0.00

Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
09/30//2008+	$10.39	$0.24	$(0.78)	$(0.54)	$(0.20)	$0.00
03/31/2008	10.17	0.40	0.19	0.59	(0.37)	0.00
03/31/2007	10.30	0.36	0.05	0.41	(0.31)	(0.21)
03/31/2006	10.56	0.36	0.04	0.40	(0.33)	(0.33)
03/31/2005	10.52	0.30	0.32	0.62	(0.27)	(0.31)
03/31/2004	10.70	0.35	0.01	0.36	(0.33)	(0.21)
Administrative Class
09/30//2008+	10.39	0.22	(0.78)	(0.56)	(0.18)	0.00
03/31/2008	10.17	0.37	0.20	0.57	(0.35)	0.00
03/31/2007	10.30	0.34	0.05	0.39	(0.29)	(0.21)
03/31/2006	10.56	0.34	0.03	0.37	(0.30)	(0.33)
03/31/2005	10.52	0.28	0.32	0.60	(0.25)	(0.31)
03/31/2004	10.70	0.33	0.00	0.33	(0.30)	(0.21)
Class P
04/30/2008 - 09/30/2008+	10.29	0.19	(0.67)	(0.48)	(0.16)	0.00

Global Bond Fund (Unhedged)
Institutional Class
09/30//2008+	$10.99	$0.26	$(1.69)	$(1.43)	$(0.21)	$0.00
03/31/2008	9.83	0.39	1.32	1.71	(0.37)	(0.18)
03/31/2007	9.50	0.34	0.30	0.64	(0.31)	0.00
03/31/2006	10.16	0.33	(0.71)	(0.38)	(0.25)	0.00
03/31/2005	10.48	0.27	0.39	0.66	(0.23)	(0.75)
03/31/2004	10.11	0.32	1.13	1.45	(0.29)	(0.79)
Administrative Class
09/30//2008+	10.99	0.24	(1.68)	(1.44)	(0.20)	0.00
03/31/2008	9.83	0.37	1.31	1.68	(0.34)	(0.18)
03/31/2007	9.50	0.31	0.30	0.61	(0.28)	0.00
03/31/2006	10.16	0.29	(0.69)	(0.40)	(0.23)	0.00
03/31/2005	10.48	0.24	0.39	0.63	(0.20)	(0.75)
03/31/2004	10.11	0.31	1.11	1.42	(0.26)	(0.79)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.51%.

16	PIMCO Funds	International Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.23)	$9.61	(14.86)%	$1,433,742	0.82	%*	0.50	%*	4.84	%*	356%
0.00	(0.73)	11.54	21.00	1,791,483	0.81		0.50		3.97		798
0.00	(0.42)	10.21	7.47	1,199,990	0.50		0.50		3.79		644
(0.22)	(0.32)	9.90	(5.72)	1,076,199	0.50		0.50		3.38		480
0.00	(0.29)	10.83	11.27	992,593	0.50	*(b)	0.50	*(b)	2.27	*	344

0.00	(0.22)	9.61	(14.96)	812,571	1.07	*	0.75	*	4.65	*	356
0.00	(0.70)	11.54	20.70	837,933	1.04		0.75		3.72		798
0.00	(0.40)	10.21	7.21	619,704	0.75		0.75		3.61		644
(0.03)	(0.03)	9.90	(0.74)	10	0.75	*	0.75	*	3.72	*	480

0.00	(0.19)	9.61	(12.43)	9	0.95	*	0.60	*	4.88	*	356

$0.00	(0.20)	$9.65	(5.29)%	$2,749,412	0.79	%*	0.50	%*	4.66	%*	398%
0.00	(0.37)	10.39	5.99	2,262,059	0.88		0.50		3.89		969
(0.02)	(0.54)	10.17	4.05	1,950,374	0.50		0.50		3.55		653
0.00	(0.66)	10.30	3.81	1,664,360	0.50		0.50		3.42		571
0.00	(0.58)	10.56	6.06	1,185,669	0.50		0.50		2.90		477
0.00	(0.54)	10.52	3.46	949,420	0.51		0.50		3.30		711

0.00	(0.18)	9.65	(5.41)	37,336	1.04	*	0.75	*	4.40	*	398
0.00	(0.35)	10.39	5.72	42,403	1.11		0.75		3.63		969
(0.02)	(0.52)	10.17	3.79	52,182	0.75		0.75		3.30		653
0.00	(0.63)	10.30	3.55	56,200	0.75		0.75		3.16		571
0.00	(0.56)	10.56	5.80	62,996	0.75		0.75		2.65		477
0.00	(0.51)	10.52	3.21	44,548	0.76		0.75		3.05		711

0.00	(0.16)	9.65	(4.71)	10	0.89	*	0.60	*	3.84	*	398

$0.00	$(0.21)	$9.35	(13.15)%	$747,746	0.92	%*	0.55	%*	4.93	%*	363%
0.00	(0.55)	10.99	17.94	1,051,675	0.84		0.55		3.84		776
0.00	(0.31)	9.83	6.81	917,437	0.55		0.55		3.48		543
(0.03)	(0.28)	9.50	(3.74)	788,283	0.55		0.55		3.32		551
0.00	(0.98)	10.16	6.30	1,220,538	0.55		0.55		2.60		278
0.00	(1.08)	10.48	14.84	874,145	0.56		0.55		3.13		649

0.00	(0.20)	9.35	(13.26)	188,788	1.17	*	0.80	*	4.71	*	363
0.00	(0.52)	10.99	17.65	199,539	1.12		0.80		3.62		776
0.00	(0.28)	9.83	6.55	98,536	0.80		0.80		3.23		543
(0.03)	(0.26)	9.50	(3.97)	77,162	0.81		0.80		2.96		551
0.00	(0.95)	10.16	6.03	56,706	0.80		0.80		2.36		278
0.00	(1.05)	10.48	14.57	41,821	0.81		0.80		2.93		649

Semiannual Report	September 30, 2008	17

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
09/30//2008+	$9.92	$0.23	$(0.80)	$(0.57)	$(0.20)	$0.00
03/31/2008	9.61	0.39	0.28	0.67	(0.36)	0.00
03/31/2007	9.66	0.34	0.07	0.41	(0.32)	(0.14)
03/31/2006	10.00	0.34	0.00	0.34	(0.31)	(0.37)
03/31/2005	10.03	0.27	0.21	0.48	(0.24)	(0.27)
03/31/2004	10.10	0.30	0.09	0.39	(0.29)	(0.17)
Administrative Class
09/30//2008+	9.92	0.22	(0.80)	(0.58)	(0.19)	0.00
03/31/2008	9.61	0.37	0.28	0.65	(0.34)	0.00
03/31/2007	9.66	0.32	0.07	0.39	(0.30)	(0.14)
03/31/2006	10.00	0.32	(0.01)	0.31	(0.28)	(0.37)
03/31/2005	10.03	0.25	0.21	0.46	(0.22)	(0.27)
09/30/2003 - 03/31/2004	10.00	0.13	0.20	0.33	(0.13)	(0.17)
Class P
04/30/2008 - 09/30/2008+	9.80	0.19	(0.67)	(0.48)	(0.17)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

18	PIMCO Funds	International Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.20)	$9.15	(5.79)%	$233,200	1.00	%*	0.55	%*	4.74	%*	262%
0.00	(0.36)	9.92	7.12	223,541	1.02		0.55		4.03		775
0.00	(0.46)	9.61	4.32	164,460	0.55		0.55		3.55		581
0.00	(0.68)	9.66	3.41	170,002	0.55		0.55		3.41		372
0.00	(0.51)	10.00	4.89	126,788	0.55		0.55		2.71		245
0.00	(0.46)	10.03	3.98	115,430	0.56		0.55		2.97		577

0.00	(0.19)	9.15	(5.91)	12	1.25	*	0.80	*	4.48	*	262
0.00	(0.34)	9.92	6.89	12	1.27		0.80		3.81		775
0.00	(0.44)	9.61	4.13	11	0.80		0.80		3.34		581
0.00	(0.65)	9.66	3.13	11	0.80		0.80		3.15		372
0.00	(0.49)	10.00	4.63	11	0.80		0.80		2.47		245
0.00	(0.30)	10.03	2.41	10	0.81	*	0.80	*	2.59	*	577

0.00	(0.17)	9.15	(4.93)	10	1.12	*	0.65	*	4.79	*	262

Semiannual Report	September 30, 2008	19

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund

Assets:
Investments, at value	$5,130,226	$1,917,348	$3,045,367
Repurchase agreements, at value	311,579	49,537	99,960
Cash	68,173	84,727	173,520
Deposits with counterparty	2,362	478	13,285
Foreign currency, at value	15,198	11,621	3,590
Receivable for investments sold	182,413	9,505	281,762
Receivable for investments sold on a delayed-delivery basis	0	0	0
Receivable for Fund shares sold	5,899	543	4,698
Interest and dividends receivable	56,504	42,993	48,097
Variation margin receivable	575	103	0
Swap premiums paid	2,780	6,711	4,324
Unrealized appreciation on foreign currency contracts	235,799	98,037	25,568
Unrealized appreciation on swap agreements	5,749	10,248	14,043
Other assets	0	0	1,619
	6,017,257	2,231,851	3,715,833

Liabilities:
Payable for the reverse repurchase agreements	$0	$0	$156,087
Payable for investments purchased	324,815	66,415	405,377
Payable for investments purchased on a delayed-delivery basis	0	0	1,847
Payable for short sales	19,041	5,324	78,215
Payable for Fund shares redeemed	31,881	728	7,244
Dividends payable	1,716	384	3,463
Overdraft due to custodian	0	0	0
Written options outstanding	0	0	1,313
Accrued investment advisory fee	2,139	733	1,103
Accrued administrative fee	2,058	819	1,056
Accrued distribution fee	102	7	107
Accrued servicing fee	261	7	125
Variation margin payable	1,223	129	10,232
Recoupment payable to Manager	5	4	0
Swap premiums received	4,437	6,993	9,408
Unrealized depreciation on foreign currency contracts	345,803	107,699	16,365
Unrealized depreciation on swap agreements	30,653	18,809	66,529
Other liabilities	12,503	654	158
	776,637	208,705	758,629

Net Assets	$5,240,620	$2,023,146	$2,957,204

Net Assets Consist of:
Paid in capital	$5,611,579	$2,202,385	$3,286,398
Undistributed (overdistributed) net investment income	(713)	(36,858)	(15,443)
Accumulated undistributed net realized gain (loss)	127,379	(19,444)	(7,933)
Net unrealized (depreciation)	(497,625)	(122,937)	(305,818)
	$5,240,620	$2,023,146	$2,957,204

Net Assets:
Institutional Class	$4,203,181	$1,973,223	$2,274,451
Administrative Class	21,784	15,061	102,814
Class P	9	495	9
Other Classes	1,015,646	34,367	579,930

Shares Issued and Outstanding:
Institutional Class	423,563	220,278	240,697
Administrative Class	2,195	1,681	10,880
Class P	1	55	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.92	$8.96	$9.45
Administrative Class	9.92	8.96	9.45
Class P	9.92	8.96	9.45

Cost of Investments Owned	$5,487,423	$2,017,843	$3,313,072
Cost of Repurchase Agreements Owned	$311,579	$49,537	$99,960
Cost of Foreign Currency Held	$15,107	$12,339	$4,019
Proceeds Received on Short Sales	$19,042	$5,326	$77,852
Premiums Received on Written Options	$0	$0	$734

20	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)

$4,844,812	$5,473,797	$1,701,520	$539,199
27,752	157,026	30,882	21,800
28,673	339,715	28,141	4,038
22,368	29,254	8,249	3,068
2,732	18,496	0	808
1,584,176	2,024,648	473,277	110,487
146,543	227,276	75,740	12,943
5,863	6,527	174	778
48,929	49,788	18,143	4,652
2,594	6,497	1,422	40
16,374	14,744	6,355	1,185
56,453	37,915	10,675	2,635
88,427	86,524	31,039	6,489
0	297	0	0
6,875,696	8,472,504	2,385,617	708,122

$485,714	$420,429	$178,621	$62,681
1,616,979	2,018,191	484,599	158,472
1,438,209	1,506,742	496,959	124,000
370,354	1,042,300	207,987	72,736
10,553	12,802	811	350
1,055	2,128	188	224
0	0	566	0
25,963	23,503	11,213	2,546
575	639	197	56
652	718	236	72
214	52	37	12
96	98	0	8
6,533	12,352	4,449	1,425
0	0	0	0
65,722	72,582	22,707	4,718
97,938	39,933	19,324	2,331
61,764	54,652	20,163	4,936
1,829	234	1,003	423
4,184,150	5,207,355	1,449,060	434,990

$2,691,546	$3,265,149	$936,557	$273,132

$2,909,785	$3,487,188	$1,015,773	$294,591
260,871	(75,001)	56,305	(6,893)
(168,218)	80,374	(36,723)	6,939
(310,892)	(227,412)	(98,798)	(21,505)
$2,691,546	$3,265,149	$936,557	$273,132

$1,433,742	$2,749,412	$747,746	$233,200
812,571	37,336	188,788	12
9	10	0	10
445,224	478,391	23	39,910

149,158	284,948	80,006	25,480
84,536	3,869	20,200	1
1	1	0	1

$9.61	$9.65	$9.35	$9.15
9.61	9.65	9.35	9.15
9.61	9.65	NA	9.15

$5,126,958	$5,731,667	$1,796,733	$561,039
$27,752	$157,026	$30,882	$21,800
$2,821	$18,920	$0	$838
$365,994	$1,037,769	$205,678	$72,744
$22,810	$20,342	$8,455	$2,064

Semiannual Report	September 30, 2008	21

Statements of Operations

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Developing Local Markets Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund

Investment Income:
Interest, net of foreign taxes*	$147,574	$67,954	$103,954
Dividends	0	0	10
Miscellaneous income	36	39	8
Total Income	147,610	67,993	103,972

Expenses:
Investment advisory fees	13,714	4,321	7,345
Administrative fees	13,160	4,828	7,028
Distribution and/or servicing fees - Administrative Class	31	22	35
Distribution and/or servicing fees - Other Classes	2,186	66	1,467
Trustees’ fees	3	1	2
Interest expense	48	38	102
Miscellaneous expense	18	7	6
Total Expenses	29,160	9,283	15,985

Net Investment Income	118,450	58,710	87,987

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(22,351)	(5,605)	4,214
Net realized gain (loss) on futures contracts, written options and swaps	(26,390)	(11,523)	(19,522)
Net realized gain (loss) on foreign currency transactions	201,338	3,972	103
Net change in unrealized (depreciation) on investments	(289,729)	(156,385)	(311,335)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(14,570)	(671)	(43,726)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(383,707)	(23,114)	1,811
Net (Loss)	(535,409)	(193,326)	(368,455)

Net (Decrease) in Net Assets Resulting from Operations	$(416,959)	$(134,616)	$(280,468)

*Foreign tax withholdings	$0	$304	$0

22	PIMCO Funds	International Bond Funds	See Accompanying Notes

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)

$89,835	$79,179	$32,579	$7,708
0	161	33	43
27	3	0	0
89,862	79,343	32,612	7,751

3,955	3,636	1,395	338
4,509	4,122	1,674	438
1,145	52	258	0
1,052	880	0	138
2	2	1	0
5,153	4,168	2,075	602
7	5	2	0
15,823	12,865	5,405	1,516

74,039	66,478	27,207	6,235

(31,198)	(429)	(16,246)	(3,893)
(3,041)	(18,089)	(1,992)	946
(95,661)	86,449	(6,283)	10,335
(405,619)	(389,639)	(144,936)	(34,440)
(6,469)	14,695	(3,428)	(327)
(27,176)	65,027	(6,868)	4,471
(569,164)	(241,986)	(179,753)	(22,908)

$(495,125)	$(175,508)	$(152,546)	$(16,673)

$48	$149	$3	$13

Semiannual Report	September 30, 2008	23

Statements of Changes in Net Assets

	Developing Local Markets Fund		Emerging Local Bond Fund		Emerging Markets Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$118,450	$197,451	$58,710	$99,683	$87,987	$138,725
Net realized gain (loss)	152,597	324,252	(13,156)	49,381	(15,205)	90,978
Net change in unrealized appreciation (depreciation)	(688,006)	88,755	(180,170)	47,426	(353,250)	(109,852)
Net increase (decrease) resulting from operations	(416,959)	610,458	(134,616)	196,490	(280,468)	119,851

Distributions to Shareholders:
From net investment income
Institutional Class	(94,759)	(168,016)	(54,908)	(104,315)	(84,296)	(113,163)
Administrative Class	(460)	(316)	(505)	(375)	(914)	(1,545)
Class P	0	0	(2)	0	0	0
Other Classes	(22,576)	(29,335)	(969)	(399)	(19,869)	(36,302)
From net realized capital gains
Institutional Class	0	(317,096)	0	(87,581)	0	(59,857)
Administrative Class	0	(1,330)	0	(926)	0	(613)
Class P	0	0	0	0	0	0
Other Classes	1	(69,814)	0	(850)	0	(19,620)

Total Distributions	(117,794)	(585,907)	(56,384)	(194,446)	(105,079)	(231,100)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,263,281	2,305,372	600,311	2,019,819	284,504	1,517,595
Administrative Class	2,383	25,862	1,853	18,759	96,784	10,459
Class P	10	0	549	0	10	0
Other Classes	723,451	625,939	18,194	34,699	110,328	173,708
Issued as reinvestment of distributions
Institutional Class	87,571	452,451	53,439	191,723	67,476	136,545
Administrative Class	457	1,652	505	1,301	904	2,086
Class P	0	0	2	0	0	0
Other Classes	18,348	85,603	847	1,144	15,410	43,934
Cost of shares redeemed
Institutional Class	(1,003,654)	(1,383,343)	(148,678)	(1,184,459)	(401,575)	(706,759)
Administrative Class	(4,061)	(1,719)	(3,284)	(1,239)	(6,967)	(23,505)
Class P	0	0	(32)	0	0	0
Other Classes	(622,886)	(224,573)	(12,399)	(3,383)	(130,325)	(259,462)
Net increase (decrease) resulting from Fund share transactions	464,900	1,887,244	511,307	1,078,364	36,549	894,601

Fund Redemption Fee	287	81	6	11	26	48

Total Increase (Decrease) in Net Assets	(69,566)	1,911,876	320,313	1,080,419	(348,972)	783,400

Net Assets:
Beginning of period	5,310,186	3,398,310	1,702,833	622,414	3,306,176	2,522,776
End of period*	$5,240,620	$5,310,186	$2,023,146	$1,702,833	$2,957,204	$3,306,176

*Including undistributed (overdistributed) net investment income of:	$(713)	$(1,368)	$(36,858)	$(39,184)	$(15,443)	$1,649

24	PIMCO Funds	International Bond Funds	See Accompanying Notes

Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (Unhedged)		Global Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$74,039	$103,521	$66,478	$95,994	$27,207	$39,270	$6,235	$8,293
(129,900)	327,918	67,931	(19,583)	(24,521)	71,192	7,388	(3,911)
(439,264)	123,505	(309,917)	64,085	(155,232)	61,525	(30,296)	9,354
(495,125)	554,944	(175,508)	140,496	(152,546)	171,987	(16,673)	13,736

(36,717)	(56,073)	(46,403)	(73,921)	(18,232)	(33,496)	(4,750)	(6,520)
(18,968)	(26,216)	(760)	(1,607)	(3,938)	(3,762)	0	0
0	0	0	0	0	0	0	0
(10,395)	(16,091)	(8,047)	(15,294)	0	0	(743)	(1,121)

0	(53,242)	0	0	0	(18,384)	0	0
0	(24,583)	0	0	0	(1,919)	0	0
0	0	0	0	0	0	0	0
0	(15,250)	0	0	0	0	0	0

(66,080)	(191,455)	(55,210)	(90,822)	(22,170)	(57,561)	(5,493)	(7,641)

450,246	1,441,471	997,991	915,027	73,564	421,465	42,854	82,668
345,706	283,871	3,837	13,628	51,832	111,251	0	0
10	0	10	0	0	0	10	0
155,794	235,051	141,829	147,575	25	0	13,262	23,758

32,067	87,043	35,795	56,667	16,793	48,548	3,803	5,445
18,426	50,087	694	1,364	3,926	5,661	0	1
0	0	0	0	0	0	0	0
8,076	25,070	6,660	12,718	0	0	489	814

(540,381)	(1,137,600)	(354,995)	(700,600)	(252,866)	(436,588)	(18,295)	(34,006)
(225,524)	(217,478)	(6,543)	(25,588)	(33,445)	(29,725)	0	0
0	0	0	0	0	0	0	0
(217,855)	(252,138)	(110,449)	(256,065)	0	0	(13,001)	(24,867)
26,565	515,377	714,829	164,726	(140,171)	120,612	29,122	53,813

378	142	46	74	230	203	9	6

(534,262)	879,008	484,157	214,474	(314,657)	235,241	6,965	59,914

3,225,808	2,346,800	2,780,992	2,566,518	1,251,214	1,015,973	266,167	206,253
$2,691,546	$3,225,808	$3,265,149	$2,780,992	$936,557	$1,251,214	$273,132	$266,167

$260,871	$252,912	$(75,001)	$(86,269)	$56,305	$51,268	$(6,893)	$(7,635)

Semiannual Report	September 30, 2008	25

Schedule of Investments  Developing Local Markets Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%

OAO Rosneft Oil Co.
4.359% due 09/17/2009	$2,097	$2,039

Total Bank Loan Obligations (Cost $2,093)		2,039

CORPORATE BONDS & NOTES 52.1%

BANKING & FINANCE 36.7%

Allstate Life Global Funding II
3.461% due 05/21/2010	15,000	14,927

American Express Bank FSB
2.507% due 06/12/2009	6,250	6,166
3.248% due 06/22/2009	2,900	2,860

American Express Centurion Bank
2.657% due 12/17/2009	1,400	1,321
2.808% due 04/17/2009	10,000	9,739

American Express Credit Corp.
3.090% due 05/19/2009	1,400	1,356
5.109% due 05/27/2010	28,600	26,908

American Honda Finance Corp.
2.874% due 03/09/2009	1,100	1,097

American International Group, Inc.
2.538% due 06/16/2009	6,100	3,662
2.895% due 10/18/2011	2,800	1,663

ANZ National International Ltd.
2.898% due 04/14/2010	7,700	7,647

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	18,420	18,397

Banco Santander Chile
3.164% due 12/09/2009	18,220	17,893

Bank of America Corp.
2.918% due 11/06/2009	3,200	3,130
3.889% due 09/25/2009	27,800	27,267
8.000% due 12/29/2049	36,000	28,533
8.125% due 12/29/2049	23,000	18,611

Bank of America N.A.
2.810% due 02/27/2009	4,500	4,486
2.819% due 06/12/2009	6,000	5,972
2.876% due 12/18/2008	5,650	5,638
3.760% due 06/23/2010	1,000	982

Bank of Ireland
2.926% due 12/18/2009	50,950	50,476
3.072% due 12/19/2008	2,000	1,997

Bank of Scotland PLC
2.829% due 07/17/2009	16,700	16,600
2.859% due 09/14/2009	1,400	1,359
2.875% due 12/08/2010	20,300	18,302

Barclays Bank PLC
7.700% due 04/29/2049	19,050	16,788

Bear Stearns Cos. LLC
2.901% due 08/21/2009	400	396
3.029% due 01/31/2011	21,600	21,114
3.061% due 07/16/2009	3,190	3,168
3.084% due 09/09/2009	600	593
3.096% due 01/30/2009	9,900	9,842
3.186% due 07/19/2010	37,241	36,514
3.852% due 03/30/2009	10,750	10,696
5.300% due 10/30/2015	800	711
5.500% due 08/15/2011	800	771
6.400% due 10/02/2017	300	281
6.950% due 08/10/2012	5,700	5,763
7.250% due 02/01/2018	1,200	1,157

BHP Billiton Finance Ltd.
3.799% due 03/27/2009	2,500	2,496

Caterpillar Financial Services Corp.
2.841% due 10/09/2009	23,900	23,795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.852% due 08/11/2009	$9,000	$8,987
2.867% due 05/18/2009	13,200	13,184
2.887% due 03/10/2009	7,100	7,087
2.900% due 08/20/2010	1,700	1,685
3.252% due 02/08/2010	1,160	1,160

Charter One Bank N.A.
2.845% due 04/24/2009	9,000	8,982

CIT Group, Inc.
2.927% due 08/17/2009	3,100	2,495
2.946% due 01/30/2009	44,600	40,185

Citigroup Funding, Inc.
2.991% due 03/02/2009	34,944	34,449
3.852% due 05/07/2010	56,900	53,680

Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009	1,100	1,085

Citigroup, Inc.
2.897% due 05/18/2011	8,900	7,832
2.954% due 06/09/2009	3,849	3,782
2.957% due 05/18/2010	12,800	11,817
3.799% due 12/28/2009	19,000	18,392
3.809% due 12/26/2008	2,900	2,880
5.500% due 04/11/2013	18,100	15,814
8.400% due 04/29/2049	23,600	16,093

Colvis Finance Ltd.
8.000% due 02/02/2009	10,710	10,638

Commonwealth Bank of Australia
2.527% due 06/08/2009	1,600	1,600

Countrywide Financial Corp.
2.931% due 01/05/2009	2,900	2,861
3.418% due 03/24/2009	600	586

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	1,900	1,748
5.625% due 07/15/2009	1,300	1,230
6.250% due 04/15/2009	5,900	5,730

Credit Agricole S.A.
2.809% due 05/28/2009	3,900	3,884
2.859% due 05/28/2010	37,700	37,387

Credit Suisse USA, Inc.
2.890% due 11/20/2009	2,000	1,985
2.895% due 06/05/2009	2,875	2,860
3.004% due 08/15/2010	800	763

DnB NOR Bank ASA
2.858% due 10/13/2009	1,500	1,498

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,900	2,952

Export-Import Bank of Korea
4.250% due 11/06/2008	1,404	1,404

Ford Credit de Mexico S.A. de C.V.
4.904% due 03/20/2009	2,700	2,637

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	3,600	3,600
5.700% due 01/15/2010	33,550	25,703
7.375% due 10/28/2009	8,610	6,924

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	7,600	7,486

General Electric Capital Corp.
2.825% due 10/26/2009	2,600	2,584
2.849% due 03/12/2010	8,900	8,784
2.851% due 10/06/2010	6,100	6,005
2.874% due 08/15/2011	2,800	2,737
2.910% due 04/10/2012	24,000	23,415
2.919% due 06/15/2009	1,200	1,194
2.939% due 12/15/2009	8,900	8,844
3.251% due 02/01/2011	28,000	27,718

Genworth Global Funding Trusts
2.981% due 04/15/2014	4,800	3,652

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GMAC LLC
4.054% due 05/15/2009	$11,680	$8,452
5.625% due 05/15/2009	7,030	5,024

Goldman Sachs Group, Inc.
2.568% due 11/16/2009	15,300	13,702
2.887% due 11/16/2009	6,300	5,830
2.892% due 11/10/2008	11,700	11,617
3.011% due 03/02/2010	14,500	13,564
3.129% due 07/23/2009	4,135	3,920
3.250% due 12/23/2008	3,000	2,956
3.294% due 12/22/2008	21,600	21,293
3.300% due 06/23/2009	9,000	8,556

GPB Eurobond Finance PLC for Gazprombank
3.691% due 04/04/2010	7,900	7,684

Hartford Life Global Funding Trusts
2.999% due 06/16/2014	4,800	4,217

HSBC Bank USA N.A.
2.949% due 12/14/2009	1,750	1,739

HSBC Finance Corp.
2.846% due 10/21/2009	8,800	8,351
2.899% due 03/12/2010	3,825	3,591
2.954% due 12/05/2008	1,500	1,493
3.052% due 05/10/2010	4,414	4,066
3.087% due 11/16/2009	18,500	18,189

IBM International Group Capital LLC
3.133% due 07/29/2009	5,400	5,307

ICICI Bank Ltd.
3.328% due 01/12/2010	14,800	14,378

IDBI Bank Ltd.
5.125% due 12/23/2009	5,700	5,385

Intergas Finance BV
6.875% due 11/04/2011	1,800	1,620

International Lease Finance Corp.
3.031% due 05/24/2010	19,000	15,229
3.121% due 07/11/2011	10,000	7,306
3.126% due 04/20/2009	3,900	3,669
3.191% due 01/15/2010	5,000	4,312

John Deere Capital Corp.
2.871% due 07/16/2010	7,100	7,050
3.081% due 10/16/2009	15,400	15,405
3.567% due 06/10/2011	20,900	20,958

JPMorgan Chase & Co.
2.537% due 05/07/2010	10,500	10,389
2.959% due 01/17/2011	10,960	10,810
2.973% due 10/02/2009	14,055	14,046
3.291% due 06/25/2010	19,700	19,501
3.336% due 06/25/2012	31,800	30,075
3.479% due 06/26/2009	1,500	1,496

KeyBank N.A.
5.061% due 06/02/2010	11,700	11,648

Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	1,700	221
2.851% due 12/23/2008 (a)	11,585	1,506
2.878% due 04/03/2009 (a)	4,400	572
2.881% due 10/22/2008 (a)	7,900	1,027
2.889% due 01/23/2009 (a)	9,000	1,170
2.907% due 11/16/2009 (a)	4,600	598
2.951% due 05/25/2010 (a)	6,600	858
3.011% due 12/23/2010 (a)	5,900	767

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	3,500	3,498
2.886% due 01/30/2009	9,500	9,273
2.894% due 08/14/2009	11,700	11,286
3.234% due 12/22/2008	1,600	1,547
5.054% due 05/12/2010	27,400	26,441

Metropolitan Life Global Funding I
2.847% due 05/17/2010	6,050	5,973
3.069% due 03/15/2012	4,100	3,997

26	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
2.852% due 05/07/2009	$1,100	$954
2.881% due 01/15/2010	8,800	6,788
2.912% due 02/09/2009	10,400	9,064
3.031% due 01/22/2009	8,900	8,661
3.035% due 01/18/2011	6,989	4,558
3.228% due 11/21/2008	1,400	1,381
4.904% due 05/14/2010	60,100	43,894

National Australia Bank Ltd.
2.791% due 10/01/2008	1,500	1,500
2.858% due 09/11/2009	23,400	23,344
3.252% due 02/08/2010	39,200	39,169

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	300	300

Pemex Finance Ltd.
9.030% due 02/15/2011	18,050	19,012
9.690% due 08/15/2009	4,073	4,156

Petroleum Export Ltd.
4.623% due 06/15/2010	13,631	13,524
4.633% due 06/15/2010	1,626	1,613
5.265% due 06/15/2011	26,365	26,234

Petroleum Export Ltd. II
6.340% due 06/20/2011	8,459	8,604

Pricoa Global Funding I
2.845% due 07/27/2009	2,300	2,283

Rabobank Nederland NV
3.209% due 05/19/2010	22,660	22,608

Royal Bank of Scotland Group PLC
2.961% due 08/21/2009	9,100	9,057

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	12,600	11,293

Santander U.S. Debt S.A. Unipersonal
2.858% due 02/06/2009	15,000	14,960
2.874% due 11/20/2009	9,000	8,916

SLM Corp.
2.940% due 07/27/2009	32,400	28,524
2.960% due 07/26/2010	800	607
3.000% due 01/26/2009	4,300	3,999
3.019% due 03/15/2011	700	457
3.030% due 10/25/2011	1,000	638

U.S. Bancorp
3.198% due 05/06/2010	500	493

UBS AG
2.789% due 07/23/2009	21,350	21,151
3.714% due 05/05/2010	36,000	35,861

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	16,085	16,073

Universal City Florida Holding Co. I & II
7.551% due 05/01/2010	6,500	6,143

Ventas Realty LP
6.750% due 06/01/2010	1,000	1,000
8.750% due 05/01/2009	1,800	1,809

Vita Capital III Ltd.
3.891% due 01/01/2011	9,300	9,006

VTB Capital S.A.
4.491% due 11/01/2009	13,100	11,856
4.491% due 11/02/2009	77,170	76,385

Wachovia Bank N.A.
2.811% due 02/23/2009	4,250	4,040
2.871% due 05/25/2010	9,400	7,557
2.881% due 12/02/2010	9,000	6,778

Wachovia Corp.
2.846% due 10/28/2008	6,000	5,970
2.861% due 12/01/2009	19,500	16,983
2.921% due 10/15/2011	22,800	15,732
2.939% due 03/15/2011	9,700	7,139

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Mortgage FSB
2.842% due 05/08/2009	$500	$497
2.936% due 03/02/2009	5,650	5,530

Wells Fargo & Co.
2.886% due 01/24/2012	3,700	3,665
2.919% due 09/15/2009	3,700	3,679
3.188% due 03/22/2010	4,700	4,657
3.223% due 01/29/2010	19,730	19,679
3.270% due 03/23/2010	26,400	26,167

		1,924,582

INDUSTRIALS 11.9%

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	295

America Movil SAB de C.V.
4.125% due 03/01/2009	2,285	2,283

Amgen, Inc.
2.889% due 11/28/2008	10,750	10,721

Anadarko Petroleum Corp.
3.219% due 09/15/2009	22,900	22,635

AstraZeneca PLC
3.118% due 09/11/2009	1,820	1,821

Cablevision Systems Corp.
7.132% due 04/01/2009	11,600	11,513

Cia Siderurgica Paulista
8.250% due 01/30/2009	3,753	3,793

Cisco Systems, Inc.
2.892% due 02/20/2009	2,700	2,697

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	188,262	189,674

Comcast Corp.
3.088% due 07/14/2009	16,870	16,511

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009	1,368	1,355

CVS Caremark Corp.
3.111% due 06/01/2010	2,600	2,491

Daimler Finance North America LLC
3.169% due 03/13/2009	2,100	2,092
3.241% due 08/03/2009	9,300	9,260
3.249% due 03/13/2009	8,500	8,464
3.331% due 10/31/2008	1,300	1,291

Dynegy Holdings, Inc.
6.875% due 04/01/2011	4,075	3,729

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	1,136	1,148

EchoStar DBS Corp.
5.750% due 10/01/2008	9,350	9,350
6.375% due 10/01/2011	2,600	2,398

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	27,153	25,660

General Mills, Inc.
2.921% due 01/22/2010	3,700	3,650

General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	8,670	8,605

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	29,150	29,041

Hewlett-Packard Co.
2.879% due 06/15/2010	3,900	3,885
3.210% due 09/03/2009	10,310	10,299

HJ Heinz Co.
6.428% due 12/01/2020	4,300	4,308

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Home Depot, Inc.
2.944% due 12/16/2009	$1,800	$1,694

International Business Machines Corp.
3.375% due 07/28/2011	14,000	13,997

Kimberly-Clark Corp.
2.899% due 07/30/2010	12,400	12,349

Kraft Foods, Inc.
3.302% due 08/11/2010	3,100	3,065

Mandalay Resort Group
6.500% due 07/31/2009	3,450	3,295

MGM Mirage
6.000% due 10/01/2009	100	94

MMK Finance S.A.
8.000% due 10/21/2008	4,992	4,917

New Albertson’s, Inc.
6.950% due 08/01/2009	500	495

Oracle Corp.
2.864% due 05/14/2010	4,000	3,979

Pemex Project Funding Master Trust
4.119% due 06/15/2010	57,418	56,589
4.591% due 10/15/2009	23,018	22,985
9.375% due 12/02/2008	152	153

Qwest Communications International, Inc.
6.304% due 02/15/2009	1,966	1,951

Safeway, Inc.
4.119% due 03/27/2009	3,200	3,177

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	17,723	17,914

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009	5,600	5,595

Sino-Forest Corp.
9.125% due 08/17/2011	2,500	2,488

Time Warner, Inc.
3.034% due 11/13/2009	9,700	9,315

United Technologies Corp.
2.881% due 06/01/2009	1,700	1,697

UnitedHealth Group, Inc.
3.384% due 06/21/2010	2,400	2,323
4.102% due 02/07/2011	16,000	15,688

Verso Paper Holdings LLC
6.551% due 08/01/2014	3,500	2,905

Walt Disney Co.
2.861% due 07/16/2010	6,200	6,183
2.917% due 09/10/2009	25,450	25,410

Weyerhaeuser Co.
4.198% due 09/24/2009	9,500	9,401

Xerox Corp.
3.626% due 12/18/2009	3,600	3,578

		620,206

UTILITIES 3.5%

AT&T, Inc.
2.894% due 02/05/2010	12,865	12,822
3.014% due 11/14/2008	10,700	10,674

Deutsche Telekom International Finance BV
3.390% due 03/23/2009	10,220	10,171
8.500% due 06/15/2010	500	519

Dominion Resources, Inc.
2.984% due 11/14/2008	7,500	7,485
3.866% due 06/17/2010	3,400	3,396

Empresa Brasileira de Telecomunicacoes S.A.
11.000% due 12/15/2008	9,898	9,935

See Accompanying Notes	Semiannual Report	September 30, 2008	27

Schedule of Investments  Developing Local Markets Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Empresa Nacional de Electricidad S.A.
8.500% due 04/01/2009	$355	$360

Entergy Gulf States, Inc.
3.565% due 12/08/2008	6,800	6,786

Ohio Power Co.
2.971% due 04/05/2010	5,750	5,643

Public Service Electric & Gas Co.
3.694% due 03/12/2010	6,500	6,456

Qatar Petroleum
5.579% due 05/30/2011	15,124	15,389

Qwest Corp.
5.625% due 11/15/2008	2,900	2,886

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	5,037	5,047

Sprint Nextel Corp.
4.169% due 06/28/2010	3,400	3,168

Telefonica Emisones SAU
3.504% due 06/19/2009	17,000	16,903

Telefonos de Mexico SAB de C.V.
4.500% due 11/19/2008	38,668	38,769
4.750% due 01/27/2010	19,575	19,913

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	700	499
10.000% due 06/16/2009	2,200	2,122

Verizon Communications, Inc.
2.838% due 04/03/2009	3,967	3,938
Vodafone Group PLC
3.090% due 02/27/2012	800	755

		183,636

Total Corporate Bonds & Notes (Cost $2,910,693)		2,728,424

U.S. GOVERNMENT AGENCIES 5.3%

Fannie Mae
3.267% due 12/25/2036 - 07/25/2037	6,025	5,577
3.407% due 10/27/2037	20,000	18,422
4.278% due 06/01/2043 - 09/01/2044	3,278	3,270
4.789% due 11/01/2035	587	592
5.000% due 02/25/2017	240	242
5.181% due 09/01/2035	705	705
5.196% due 10/01/2035	481	480
5.218% due 08/01/2035	518	517
5.228% due 09/01/2035	477	461
5.232% due 11/01/2035	579	580
5.500% due 10/01/2038	178,600	177,902

Freddie Mac
2.718% due 02/15/2019	63,406	61,818
2.838% due 12/15/2030	953	939
3.467% due 08/25/2031	417	377
3.487% due 09/25/2031	393	368
4.278% due 02/25/2045	2,715	2,469
5.000% due 08/15/2016 - 11/15/2029	3,131	3,155
5.156% due 08/01/2035	86	87

Total U.S. Government Agencies (Cost $281,694)		277,961

MORTGAGE-BACKED SECURITIES 5.2%

Adjustable Rate Mortgage Trust
5.139% due 09/25/2035	1,582	1,257

American Home Mortgage Investment Trust
3.447% due 05/25/2047	539	192

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Banc of America Funding Corp.
6.129% due 01/20/2047	$2,273	$1,542

Banc of America Mortgage Securities, Inc.
4.519% due 07/25/2034	1,023	963

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	33,527	31,501
4.150% due 08/25/2035	6,855	6,007
4.476% due 02/25/2034	1,838	1,493
4.550% due 08/25/2035	11,269	10,777
4.599% due 07/25/2033	24,581	23,648
4.843% due 04/25/2034	1,513	1,355

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	794	557
5.471% due 08/25/2036	600	331
5.504% due 09/25/2035	10,121	8,165
5.859% due 01/25/2036	3,721	2,498

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	66	66

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	1,158	1,043

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	8,645	6,883
5.772% due 12/26/2046	4,831	3,846

CC Mortgage Funding Corp.
3.337% due 05/25/2048	1,676	1,013

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	15	14

Citigroup Mortgage Loan Trust, Inc.
3.277% due 01/25/2037	739	674
4.098% due 08/25/2035	1,498	1,350
4.248% due 08/25/2035	8,538	8,145
4.683% due 08/25/2035	1,563	1,181
4.748% due 08/25/2035	8,104	7,711

Commercial Mortgage Pass-Through Certificates
2.588% due 04/15/2017	366	349
2.988% due 02/16/2034	2,034	1,940

Countrywide Alternative Loan Trust
3.368% due 02/20/2047	2,298	1,405
3.387% due 05/25/2047	1,946	1,186
3.437% due 08/25/2046	646	267
3.477% due 05/25/2036	488	201
3.557% due 06/25/2037	682	274
3.855% due 02/25/2036	633	377
3.977% due 11/25/2035	621	405
5.417% due 10/25/2035	490	423
6.000% due 02/25/2037	526	385

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 03/25/2036	900	383
4.822% due 04/20/2035	5,499	5,003
5.613% due 02/20/2036	638	427

CS First Boston Mortgage Securities Corp.
5.014% due 06/25/2033	2,440	2,387

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	600	500

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	717	672
3.287% due 02/25/2037	671	634
3.287% due 03/25/2037	578	558
3.297% due 08/25/2037	1,741	1,650

Downey Savings & Loan Association Mortgage Loan Trust
3.340% due 11/19/2037	800	157

First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	495	471

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	$888	$873
5.357% due 08/25/2035	1,671	1,446

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	1,751	1,507
3.287% due 01/25/2047	1,151	1,094
3.417% due 10/25/2046	600	150
3.477% due 09/25/2035	732	306
3.477% due 11/25/2045	335	212

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	2,045	1,997

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	1,578	1,418

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	648	597
3.160% due 04/19/2038	1,064	656
3.220% due 01/19/2038	3,591	2,171
3.230% due 09/19/2046	1,262	767
3.270% due 03/19/2037	3,487	2,151
5.215% due 07/19/2035	4,737	3,168

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	644	607

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	860	808
5.048% due 12/25/2034	982	802

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	518

JPMorgan Mortgage Trust
5.021% due 02/25/2035	6,253	5,451

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	1,030	934

MASTR Adjustable Rate Mortgages Trust
3.317% due 05/25/2047	222	218
3.788% due 11/21/2034	1,813	1,792

MASTR Alternative Loans Trust
3.607% due 03/25/2036	595	327

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	600	503

Merrill Lynch Floating Trust
2.558% due 06/15/2022	1,514	1,377

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	6,825	5,548

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	3,012	2,672
4.207% due 10/25/2035	1,676	1,525
4.352% due 10/25/2035	11,486	10,730

Morgan Stanley Capital I
2.548% due 10/15/2020	1,184	1,064
5.544% due 11/12/2049	600	464

Provident Funding Mortgage Loan Trust
4.498% due 08/25/2033	1,536	1,494

Residential Accredit Loans, Inc.
3.307% due 09/25/2046	855	730
3.507% due 08/25/2035	1,004	620
3.607% due 10/25/2045	500	326

Residential Asset Securitization Trust
3.607% due 01/25/2046	1,232	766

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	1,445	1,244

Sequoia Mortgage Trust
4.256% due 04/20/2035	718	601

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	600	556

28	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
4.885% due 07/25/2034	$4,330	$3,945
5.344% due 01/25/2035	1,595	1,168
5.535% due 08/25/2035	1,149	931

Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	1,836	1,789
3.280% due 07/19/2035	8,030	6,631
3.307% due 09/25/2047	2,741	2,616
3.337% due 03/25/2037	447	282
3.397% due 06/25/2036	761	467
3.427% due 05/25/2036	3,456	2,131

Structured Asset Securities Corp.
4.763% due 06/25/2033	3,295	2,994
5.034% due 10/25/2035	786	666

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	234	225
3.317% due 01/25/2037	594	564

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	1,835	1,761
3.327% due 03/25/2046	1,500	1,493
3.327% due 09/25/2046	10,238	9,598

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	22,643	20,694

WaMu Mortgage Pass-Through Certificates
3.497% due 08/25/2045	21	20
3.585% due 01/25/2047	1,196	721
3.617% due 11/25/2045	600	247
3.617% due 12/25/2045	600	252
3.665% due 12/25/2046	1,281	774
3.665% due 07/25/2047	1,457	840
3.855% due 02/25/2046	1,290	773
4.055% due 11/25/2042	512	457
4.198% due 09/25/2046	3,434	2,235
4.198% due 10/25/2046	1,809	1,177
4.229% due 03/25/2034	1,620	1,561
4.559% due 06/25/2033	965	943

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.615% due 04/25/2047	837	379

Wells Fargo Mortgage-Backed Securities Trust
4.261% due 12/25/2034	1,461	1,354
4.992% due 12/25/2034	1,579	1,435

Total Mortgage-Backed Securities (Cost $310,397)		273,579

ASSET-BACKED SECURITIES 6.2%

Accredited Mortgage Loan Trust
3.257% due 02/25/2037	720	687

ACE Securities Corp.
3.257% due 08/25/2036	1,508	1,425
3.257% due 12/25/2036	782	737
3.287% due 10/25/2036	963	954
3.297% due 06/25/2037	774	722

American Express Credit Account Master Trust
2.988% due 02/15/2012	414	399

Argent Securities, Inc.
3.257% due 09/25/2036	811	802
3.257% due 10/25/2036	2,163	2,115

Asset-Backed Funding Certificates
3.247% due 09/25/2036	76	76
3.267% due 10/25/2036	833	815
3.267% due 11/25/2036	476	458
3.267% due 01/25/2037	1,854	1,750
3.557% due 06/25/2034	4,859	3,975

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	268	266
3.257% due 12/25/2036	565	542
3.287% due 05/25/2037	701	688

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Atrium CDO Corp.
3.225% due 06/27/2015	$1,151	$1,100

Aurum CLO 2002-1 Ltd.
3.221% due 04/15/2014	3,132	3,032

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	601	569
3.287% due 10/25/2036	734	626
4.207% due 08/25/2037	4,888	3,989

Capital Auto Receivables Asset Trust
3.408% due 03/15/2011	3,200	3,189
3.938% due 10/15/2012	3,100	3,026

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	593	569
3.307% due 06/25/2037	3,214	2,964
3.527% due 10/25/2035	519	493

Chase Credit Card Master Trust
2.598% due 02/15/2011	1,500	1,499

Chase Issuance Trust
2.508% due 02/15/2012	1,155	1,146
2.528% due 10/15/2012	2,200	2,138
2.738% due 09/15/2011	5,100	5,041
3.138% due 11/15/2011	14,500	14,385
3.238% due 08/17/2015	5,600	5,306
4.319% due 09/15/2015	15,000	14,962

Citibank Omni Master Trust
4.288% due 12/23/2013	30,500	30,330

Citigroup Mortgage Loan Trust, Inc.
3.247% due 12/25/2036	847	782
3.257% due 11/25/2036	148	147
3.267% due 05/25/2037	818	750
3.267% due 07/25/2045	797	725

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	1,141	1,131
3.257% due 01/25/2037	116	116
3.257% due 02/25/2037	1,420	1,345
3.257% due 03/25/2037	1,493	1,440
3.257% due 05/25/2037	5,042	4,898
3.257% due 06/25/2037	791	769
3.257% due 07/25/2037	887	841
3.257% due 12/25/2046	927	915
3.257% due 03/25/2047	1,243	1,216
3.257% due 05/25/2047	760	732
3.267% due 03/25/2037	1,345	1,309
3.267% due 09/25/2046	163	162
3.277% due 06/25/2037	688	662
3.287% due 06/25/2037	782	749
3.287% due 10/25/2037	651	621
3.307% due 09/25/2047	845	797
3.317% due 10/25/2046	2,727	2,644
3.367% due 02/25/2036	478	422
3.387% due 09/25/2036	769	710

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	703	676
3.297% due 12/25/2037	484	465
3.327% due 07/25/2037	323	302

Daimler Chrysler Auto Trust
3.337% due 10/08/2010	2,900	2,898
3.417% due 07/08/2011	1,500	1,492
3.967% due 09/10/2012	2,300	2,259

First Franklin Mortgage Loan Asset-Backed Certificates
3.237% due 07/25/2036	42	42
3.247% due 09/25/2036	352	343
3.247% due 01/25/2038	692	650
3.257% due 11/25/2036	9,691	9,120
3.257% due 12/25/2036	353	343
3.277% due 12/25/2037	647	625

First NLC Trust
3.277% due 08/25/2037	2,203	2,078

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Credit Auto Owner Trust
3.088% due 07/15/2010	$5,582	$5,577
3.688% due 12/15/2010	8,400	8,343
3.908% due 06/15/2012	34,000	33,139

Fremont Home Loan Trust
3.257% due 10/25/2036	594	568
3.267% due 01/25/2037	889	837
3.277% due 02/25/2037	1,730	1,696

GE-WMC Mortgage Securities LLC
3.247% due 08/25/2036	898	870

GSAA Trust
3.507% due 05/25/2047	700	270

GSAMP Trust
3.277% due 09/25/2036	1,316	1,289
3.277% due 10/25/2036	141	132
3.277% due 12/25/2036	882	812

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	322	313
3.988% due 11/20/2036	1,691	1,626

Home Equity Asset Trust
3.267% due 05/25/2037	839	772

HSBC Asset Loan Obligation
3.267% due 12/25/2036	845	778

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	840	774
3.257% due 12/25/2036	4,599	4,291
3.267% due 05/25/2037	1,274	1,138

Indymac Residential Asset-Backed Trust
2.432% due 08/25/2036	1	1
3.257% due 11/25/2036	508	502
3.267% due 04/25/2037	488	477
3.287% due 07/25/2037	609	585
3.337% due 04/25/2047	541	522

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	511	497
2.541% due 11/25/2036	505	485
2.551% due 08/25/2036	1,103	1,050
3.257% due 08/25/2036	2,019	1,983
3.257% due 10/25/2036	820	777
3.267% due 04/25/2037	671	618
3.287% due 03/25/2037	647	604
3.317% due 08/25/2036	5,200	3,603

Lehman ABS Mortgage Loan Trust
3.297% due 06/25/2037	782	746

Lehman XS Trust
3.277% due 05/25/2046	201	195
3.287% due 04/25/2046	277	274
3.287% due 08/25/2046	1,254	1,235
3.287% due 11/25/2046	3,144	3,006
3.297% due 05/25/2046	998	980
3.327% due 11/25/2036	1,319	1,247
3.377% due 04/25/2046	700	658
3.447% due 09/25/2046	883	358

Long Beach Mortgage Loan Trust
3.247% due 07/25/2036	266	263
3.247% due 11/25/2036	496	480
3.267% due 10/25/2036	864	824
3.487% due 10/25/2034	835	643

MASTR Asset-Backed Securities Trust
3.247% due 08/25/2036	338	334
3.257% due 01/25/2037	522	414
3.267% due 11/25/2036	619	605
3.287% due 05/25/2037	615	575

MBNA Credit Card Master Note Trust
2.528% due 11/15/2012	1,400	1,364
2.668% due 10/17/2011	16,400	16,308

MBNA Master Credit Card Trust
2.648% due 08/15/2014	3,000	2,841

See Accompanying Notes	Semiannual Report	September 30, 2008	29

Schedule of Investments  Developing Local Markets Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch First Franklin Mortgage Loan Trust
3.267% due 06/25/2037	$991	$958

Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037	153	151
3.257% due 05/25/2037	1,362	1,342
3.277% due 08/25/2036	3,347	3,256
3.277% due 07/25/2037	1,669	1,629
3.287% due 09/25/2037	2,202	2,146

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	632	615
3.247% due 01/25/2037	803	758
3.257% due 09/25/2036	1,046	1,028
3.257% due 10/25/2036	519	507
3.257% due 11/25/2036	1,184	1,145
3.267% due 05/25/2037	1,497	1,394
3.327% due 02/25/2036	451	446

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	501	485

Morgan Stanley Mortgage Loan Trust
3.437% due 02/25/2037	700	278
5.750% due 04/25/2037	567	470

Nationstar Home Equity Loan Trust
3.267% due 03/25/2037	612	593
3.267% due 06/25/2037	726	705

New Century Home Equity Loan Trust
3.277% due 08/25/2036	365	363
3.387% due 05/25/2036	1,223	1,031

Option One Mortgage Loan Trust
3.257% due 01/25/2037	537	517

Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047	832	789

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	162	160
3.277% due 02/25/2037	626	585
3.287% due 10/25/2036	1,577	1,471
3.307% due 08/25/2046	488	470

Residential Asset Securities Corp.
3.267% due 01/25/2037	702	682
3.277% due 11/25/2036	1,414	1,390
3.287% due 10/25/2036	1,069	1,055
3.317% due 04/25/2037	736	680
3.327% due 04/25/2036	934	922

Saxon Asset Securities Trust
3.267% due 10/25/2046	1,895	1,854

Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037	805	760
3.257% due 09/25/2036	503	493
3.267% due 03/25/2036	52	52
3.267% due 12/25/2036	1,048	971
3.287% due 11/25/2036	721	694

SLC Student Loan Trust
2.784% due 02/15/2015	2,648	2,630

SLM Student Loan Trust
2.780% due 04/25/2014	848	841
2.790% due 10/27/2014	472	467
2.790% due 10/25/2016	324	323
2.790% due 07/25/2017	439	437
2.790% due 10/25/2018	627	619
2.840% due 10/25/2016	4,848	4,771
2.950% due 01/25/2017	454	449

Soundview Home Equity Loan Trust
3.257% due 10/25/2036	636	632
3.267% due 11/25/2036	1,404	1,351
3.267% due 12/25/2036	148	147
3.287% due 01/25/2037	451	441
3.287% due 06/25/2037	724	696
3.307% due 10/25/2036	188	186
4.007% due 10/25/2037	2,578	2,502

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

South Carolina Student Loan Corp.
3.311% due 09/02/2014		$1,150	$1,145
3.361% due 03/01/2018		1,800	1,760

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037		183	182
3.252% due 11/25/2037		509	488

Structured Asset Investment Loan Trust
3.257% due 07/25/2036		423	401

Structured Asset Securities Corp.
3.257% due 10/25/2036		2,452	2,328
3.287% due 01/25/2037		681	639
4.900% due 04/25/2035		572	379

Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037		714	670
3.267% due 10/25/2036		858	811

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		413	402
3.307% due 03/25/2037		580	562

Total Asset-Backed Securities (Cost $336,070)			323,334

SOVEREIGN ISSUES 7.9%

Export-Import Bank of Korea
2.901% due 06/01/2009		27,800	27,580
3.047% due 11/16/2010		7,500	7,371
4.125% due 02/10/2009		2,900	2,893
4.500% due 08/12/2009		21,300	21,172

Korea Development Bank
2.919% due 10/31/2008		32,400	32,390
2.928% due 04/03/2010		38,600	38,164
3.092% due 11/22/2012		7,500	7,281
3.186% due 10/20/2009		62,238	62,266
3.875% due 03/02/2009		18,390	18,272
4.750% due 07/20/2009		30,760	30,771

Panama Government International Bond
9.375% due 04/01/2029		17,757	22,107

Philippine Government International Bond
8.375% due 03/12/2009		1,600	1,636

Russia Government International Bond
8.250% due 03/31/2010		28,147	29,153

Ukraine Government International Bond
6.450% due 08/05/2009		118,335	113,602

Total Sovereign Issues (Cost $423,540)			414,658

FOREIGN CURRENCY-DENOMINATED ISSUES 14.1%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	3,463

Bear Stearns Cos. LLC
5.316% due 09/26/2013	EUR	4,400	5,773

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	3,000	2,357
6.000% due 05/15/2045		11,250	8,579

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		758,882	354,236
10.000% due 01/01/2017		300,606	125,879

Colombia Government International Bond
9.850% due 06/28/2027	COP	78,362,000	33,130
12.000% due 10/22/2015		28,500,000	13,697

Countrywide Financial Corp.
5.363% due 11/23/2010	EUR	500	649

Countrywide Home Loans, Inc.
5.414% due 11/24/2008		1,250	1,751

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Peru Government International Bond
12.250% due 08/10/2011	PEN	10,920	$4,069

Poland Government International Bond
4.750% due 04/25/2012	PLN	200	79
5.250% due 10/25/2017		21,210	8,449
5.750% due 03/24/2010		202,449	83,120
5.750% due 09/23/2022		59,210	24,586
6.000% due 05/24/2009		89,000	36,754

SLM Corp.
5.158% due 12/15/2010	EUR	600	595

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	13,905	1,575

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	224,500	19,924

Uruguay Government International Bond
3.700% due 06/26/2037 (c)	UYU	267,039	9,447

Total Foreign Currency-Denominated Issues (Cost $834,953)			738,112

		SHARES
COMMON STOCKS 0.0%

Mexico Government International Bond Warrants
0.000% due 10/09/2008		16,700	160

Total Common Stocks (Cost $384)			160

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.0%

CERTIFICATES OF DEPOSIT 1.0%

Barclays Bank PLC
2.912% due 08/10/2009		$17,000	16,936

Deutsche Bank NY
3.304% due 02/16/2010		700	700

Nordea Bank Finland PLC
2.474% due 04/09/2009		8,300	8,296

Skandinaviska Enskilda Banken AB
2.794% due 02/13/2009		4,600	4,593

Unicredito Italiano NY
3.088% due 05/15/2009		18,700	18,700

Wachovia Bank N.A.
2.758% due 10/03/2008		2,300	2,300

			51,525

COMMERCIAL PAPER 2.8%

Federal Home Loan Bank
0.100% due 10/07/2008		106,800	106,798

Royal Bank of Scotland Group PLC
2.870% due 11/10/2008		38,800	38,677

			145,475

REPURCHASE AGREEMENTS 5.9%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		286,600	286,600
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $290,889. Repurchase proceeds are $286,602.)

30	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

State Street Bank and Trust Co.
0.100% due 10/01/2008	$7,510	$7,510
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $7,665. Repurchase proceeds are $7,510.)
1.000% due 10/01/2008	17,469	17,469
(Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $17,822. Repurchase proceeds are $17,469.)

		311,579

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
POLAND TREASURY BILLS 1.5%
6.534% due 01/21/2009	PLN	200,000	$81,379

U.S. TREASURY BILLS 1.8%
1.068% due 10/16/2008 - 12/26/2008 (b)(d)		$94,000	93,574

Total Short-Term Instruments (Cost $699,139)			683,532

VALUE (000S)
PURCHASED OPTIONS (g) 0.0%
(Cost $39)	$6

Total Investments 103.8% (Cost $5,799,002)	$5,441,805

Other Assets and Liabilities (Net) (3.8%)	(201,185)

Net Assets 100.0%	$5,240,620

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $93,574 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Cash of $2,362 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	521	$(199)
90-Day Eurodollar December Futures	Long	12/2009	1,072	(1,341)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	270	(38)

				$(1,578)

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	$1,300	$(157)	$(65)	$(92)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	MLP	7.165%	2,000	(130)	0	(130)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	23,700	(19,978)	0	(19,978)
Ukraine Government International Bond 7.650% due 06/11/2013	0.730%	04/20/2009	HSBC	5.404%	7,500	(164)	0	(164)

						$(20,429)	$(65)	$(20,364)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$7,100	$39	$99	$(60)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	$300	$(2)	$(4)	$2

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	31

Schedule of Investments  Developing Local Markets Fund  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.000%	01/02/2009	MSC	BRL	546,000	$(1,428)	$0	$(1,428)
Pay	1-Year BRL-CDI	14.120%	01/04/2010	BCLY		3,600	48	0	48
Pay	1-Year BRL-CDI	14.190%	01/04/2010	BCLY		4,000	56	0	56
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP		18,200	(59)	73	(132)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	BCLY		$628,800	4,247	660	3,587
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		22,100	(841)	(483)	(358)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		2,400	(107)	(221)	114
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		48,900	(2,180)	1,747	(3,927)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		13,100	(584)	201	(785)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		3,200	(143)	(262)	119
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		2,400	(107)	(227)	120
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		9,500	(423)	(611)	188
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		16,000	(713)	(1,104)	391
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	46,850	(66)	0	(66)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		46,850	(66)	0	(66)
Pay	6-Month CZK-PRIBOR	3.340%	01/10/2012	CITI	CZK	47,690	24	0	24
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	49,900	(309)	(936)	627
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	8,200	(34)	(181)	147
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		13,700	(57)	(343)	286
Receive	6-Month PLN-WIBOR	6.840%	12/16/2010	JPM	PLN	314,500	(2,168)	0	(2,168)
Receive	6-Month PLN-WIBOR	6.860%	12/16/2010	BCLY		184,400	(1,299)	0	(1,299)
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	7,000	40	0	40
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		17,100	0	0	0

							$(6,169)	$(1,687)	$(4,482)

(g)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$136.000	11/21/2008	168	$2	$1
Call - CBOT U.S. Treasury 30-Year Bond December Futures	158.000	11/21/2008	270	5	4

				$7	$5

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 5.000% due 10/01/2023	$105.500	10/13/2008	$27,000	$3	$0
Call - OTC Freddie Mac 5.500% due 10/01/2038	85.000	10/07/2008	73,000	9	0
Call - OTC Freddie Mac 6.000% due 10/01/2038	107.000	10/07/2008	2,400	0	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	178,600	20	1

				$32	$1

(h)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	4,328	27,810	2,938
Closing Buys	0	0	0
Expirations	(4,328)	(27,810)	(2,938)
Exercised	0	0	0

Balance at 09/30/2008	0	$0	$0

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Freddie Mac	6.000%	10/01/2038	$2,400	$2,424	$2,428
U.S. Treasury Notes	2.500%	03/31/2013	16,850	16,618	16,613

				$19,042	$19,041

(6)	Market value includes $17 of interest payable on short sales.

32	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	47,368	04/2009	$0	$(234)	$(234)
Sell	ARS	MSC	142,207	11/2008	974	0	974
Buy	BRL	BCLY	47,458	10/2008	108	(19)	89
Sell		BCLY	5,457	10/2008	158	0	158
Buy		HSBC	67,720	10/2008	588	0	588
Sell		HSBC	100,622	10/2008	2,549	0	2,549
Sell		JPM	9,100	10/2008	218	0	218
Buy		BCLY	54,456	12/2008	0	(4,931)	(4,931)
Buy		DUB	25	12/2008	0	(2)	(2)
Buy		HSBC	118,029	12/2008	0	(3,850)	(3,850)
Sell		HSBC	85,517	12/2008	2,706	0	2,706
Buy		JPM	37,793	12/2008	0	(708)	(708)
Sell		JPM	11,106	12/2008	1,131	0	1,131
Buy		MSC	28,321	12/2008	0	(1,634)	(1,634)
Sell		MSC	825,205	12/2008	57,843	0	57,843
Buy		UBS	48,033	12/2008	0	(970)	(970)
Sell		UBS	72,315	12/2008	2,112	0	2,112
Buy	CLP	DUB	1,316,040	12/2008	0	(298)	(298)
Sell		DUB	10,710,000	12/2008	697	0	697
Buy		HSBC	37,432,444	12/2008	0	(10,832)	(10,832)
Buy		JPM	10,053,906	12/2008	0	(1,019)	(1,019)
Buy		MLP	6,515,616	12/2008	0	(1,121)	(1,121)
Buy		MSC	43,071,261	12/2008	0	(12,649)	(12,649)
Buy		RBC	16,613,428	12/2008	0	(3,603)	(3,603)
Sell	CNY	BCLY	185,780	10/2008	124	0	124
Sell		BOA	34,280	10/2008	3	0	3
Buy		DUB	209,751	10/2008	0	(12)	(12)
Sell		DUB	117,712	10/2008	116	0	116
Buy		JPM	238,651	10/2008	62	0	62
Sell		JPM	110,630	10/2008	85	0	85
Buy		BCLY	148,290	12/2008	0	(245)	(245)
Buy		DUB	54,140	12/2008	0	(67)	(67)
Buy		CITI	191,516	03/2009	549	0	549
Sell		CITI	141,898	03/2009	632	0	632
Buy		HSBC	2,552	03/2009	9	0	9
Buy		JPM	151,883	03/2009	397	(134)	263
Sell		JPM	68,270	03/2009	152	0	152
Buy		MLP	79,981	03/2009	0	(1,013)	(1,013)
Buy		CITI	226,861	05/2009	0	(1,523)	(1,523)
Sell		DUB	68,150	05/2009	181	0	181
Buy		JPM	249,412	05/2009	0	(2,318)	(2,318)
Buy		MSC	32,455	05/2009	0	(268)	(268)
Buy		BCLY	37,490	07/2009	0	(109)	(109)
Buy		JPM	329,174	07/2009	0	(2,673)	(2,673)
Buy		DUB	211,200	09/2009	0	(641)	(641)
Buy		JPM	128,014	09/2009	135	0	135
Buy	COP	CITI	137,190,912	12/2008	0	(4,235)	(4,235)
Sell		CITI	24,305,964	12/2008	1,853	0	1,853
Buy		DUB	5,243,725	12/2008	0	(638)	(638)
Sell		DUB	21,000,000	12/2008	519	0	519
Sell		JPM	23,106,666	12/2008	1,286	0	1,286
Buy		MSC	42,145,815	12/2008	0	(3,969)	(3,969)
Sell		MSC	4,035,000	12/2008	358	0	358
Sell	CZK	BCLY	385,804	12/2008	1,075	0	1,075
Buy		DUB	802,340	12/2008	951	(1,882)	(931)
Sell		DUB	595,134	12/2008	1,140	0	1,140
Buy		HSBC	4,731,834	12/2008	1,280	(17,876)	(16,596)
Sell		HSBC	2,970,695	12/2008	16,865	0	16,865
Buy		MSC	3,934,135	12/2008	2,243	(6,365)	(4,122)
Buy		RBS	375,962	12/2008	0	(1,133)	(1,133)
Sell		UBS	415,152	12/2008	242	(99)	143
Buy		CITI	27,855	05/2009	0	(115)	(115)
Buy	EUR	CITI	41,440	10/2008	135	0	135
Buy		JPM	3,740	10/2008	0	(232)	(232)
Buy		UBS	37,700	10/2008	0	(2,102)	(2,102)
Sell		JPM	24,258	11/2008	968	0	968
Sell		HSBC	24,258	12/2008	789	0	789
Buy	GBP	BCLY	283	10/2008	0	(16)	(16)
Sell		UBS	17,255	11/2008	595	0	595
Buy	HKD	BCLY	1,397,197	10/2008	569	0	569
Buy		CSFB	2,002,799	10/2008	684	0	684
Buy		DUB	1,239,641	10/2008	552	0	552

See Accompanying Notes	Semiannual Report	September 30, 2008	33

Schedule of Investments  Developing Local Markets Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	HSBC	1,470,343	10/2008	$482	$0	$482
Sell		HSBC	2,711,202	10/2008	1	(591)	(590)
Sell		BCLY	38,772	03/2009	0	(6)	(6)
Sell		CITI	387,528	03/2009	0	(39)	(39)
Buy		HSBC	1,402,463	03/2009	152	0	152
Sell		HSBC	254,893	03/2009	0	(44)	(44)
Buy	HUF	BNP	8,127,215	11/2008	0	(3,861)	(3,861)
Sell		BNP	3,873,428	11/2008	2,908	0	2,908
Buy		HSBC	10,139,361	11/2008	0	(9,576)	(9,576)
Sell		HSBC	6,170,534	11/2008	2,087	0	2,087
Sell		JPM	809,092	11/2008	673	0	673
Buy		UBS	2,038,604	11/2008	0	(1,616)	(1,616)
Sell		UBS	4,022,753	11/2008	3,009	0	3,009
Sell		BCLY	1,168,329	12/2008	378	0	378
Buy		DUB	7,205,659	12/2008	0	(3,282)	(3,282)
Buy		HSBC	2,707,264	12/2008	0	(2,409)	(2,409)
Buy		MSC	2,471,311	12/2008	0	(1,870)	(1,870)
Buy		UBS	4,277,354	12/2008	0	(2,722)	(2,722)
Sell		UBS	1,854,347	12/2008	256	0	256
Sell		HSBC	683,953	05/2009	129	0	129
Buy	IDR	BCLY	852,254,491	10/2008	8	(2,100)	(2,092)
Sell		BCLY	83,970,000	10/2008	127	0	127
Sell		CITI	47,890,000	10/2008	0	(60)	(60)
Buy		DUB	440,627,000	10/2008	275	0	275
Buy		HSBC	563,943,000	10/2008	290	0	290
Buy		JPM	11,707,044	10/2008	3	0	3
Sell		JPM	246,833,000	10/2008	131	0	131
Buy		MLP	11,340,175	10/2008	20	0	20
Sell		MLP	73,010,110	10/2008	144	0	144
Sell		UBS	48,800,000	03/2009	0	(27)	(27)
Buy	ILS	BCLY	192,884	11/2008	6,180	(61)	6,119
Sell		BCLY	130,074	11/2008	1,167	0	1,167
Buy		HSBC	405,901	11/2008	6,294	(3,108)	3,186
Sell		HSBC	23,400	11/2008	0	(800)	(800)
Buy		MSC	70,710	11/2008	895	0	895
Buy		UBS	73,637	11/2008	285	(473)	(188)
Buy	INR	BCLY	1,694,065	11/2008	0	(3,531)	(3,531)
Sell		BCLY	468,100	11/2008	53	(19)	34
Buy		DUB	235,277	11/2008	0	(786)	(786)
Buy		HSBC	596,328	11/2008	0	(2,009)	(2,009)
Buy		JPM	1,959,944	11/2008	0	(5,075)	(5,075)
Buy		MLP	592,835	11/2008	0	(1,278)	(1,278)
Sell		MSC	406	11/2008	0	0	0
Buy		RBS	532,592	11/2008	0	(1,020)	(1,020)
Sell		RBS	462,300	11/2008	157	0	157
Sell	JPY	BCLY	2,562,411	10/2008	147	0	147
Sell		CITI	170,201	10/2008	0	(1)	(1)
Sell		CSFB	127,981	10/2008	0	(1)	(1)
Sell		DUB	28,788	10/2008	0	(5)	(5)
Buy		RBS	3,250,894	10/2008	0	(421)	(421)
Sell		UBS	388,186	10/2008	0	(4)	(4)
Sell		BCLY	3,254,484	11/2008	59	0	59
Buy	KWD	BCLY	3,711	04/2009	0	(420)	(420)
Buy	MXN	JPM	8,339	10/2008	0	(36)	(36)
Sell		UBS	8,339	10/2008	26	0	26
Buy		BCLY	29,204	11/2008	0	(207)	(207)
Sell		BCLY	1,925,063	11/2008	10,397	0	10,397
Buy		CITI	1,334,500	11/2008	0	(1,687)	(1,687)
Sell		CITI	1,276,114	11/2008	3,202	0	3,202
Buy		DUB	2,118,928	11/2008	0	(8,705)	(8,705)
Sell		DUB	1,000,101	11/2008	2,883	0	2,883
Buy		HSBC	315,373	11/2008	0	(1,598)	(1,598)
Sell		HSBC	159,610	11/2008	494	0	494
Buy		JPM	2,653,581	11/2008	0	(4,514)	(4,514)
Sell		JPM	167,969	11/2008	527	0	527
Buy		MSC	1,073,755	11/2008	0	(5,351)	(5,351)
Sell		MSC	8,406	11/2008	35	0	35
Buy		RBC	1,323,417	11/2008	0	(4,051)	(4,051)
Buy		UBS	58,423	11/2008	0	(387)	(387)
Sell		UBS	7,587	11/2008	30	0	30
Buy		CITI	1,003,752	05/2009	0	(2,734)	(2,734)
Buy		DUB	1,000,101	05/2009	0	(2,666)	(2,666)
Buy		JPM	126,001	05/2009	0	(414)	(414)
Buy	MYR	BCLY	168,411	11/2008	0	(3,291)	(3,291)
Sell		BCLY	32,955	11/2008	318	0	318

34	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	CITI	89,048	11/2008	$0	$(2,570)	$(2,570)
Buy		DUB	242,649	11/2008	0	(5,369)	(5,369)
Sell		DUB	50,828	11/2008	176	0	176
Sell		HSBC	31,964	11/2008	307	0	307
Buy		JPM	160,200	11/2008	0	(2,725)	(2,725)
Sell		JPM	78,658	11/2008	778	0	778
Sell		UBS	63,027	11/2008	613	0	613
Sell		JPM	1,057	02/2009	13	0	13
Sell		CITI	17,115	04/2009	0	(27)	(27)
Buy	PEN	CITI	28,920	01/2009	0	(394)	(394)
Buy		DUB	143,905	01/2009	0	(2,057)	(2,057)
Buy		JPM	83,569	01/2009	0	(1,445)	(1,445)
Sell		JPM	29,650	01/2009	151	0	151
Buy		MSC	39,233	01/2009	0	(715)	(715)
Sell	PHP	BCLY	1,337,149	11/2008	711	0	711
Sell		CITI	239,150	11/2008	0	(84)	(84)
Sell		DUB	1,003,809	11/2008	508	0	508
Buy		HSBC	2,458,000	11/2008	0	(3,402)	(3,402)
Buy		JPM	2,529,500	11/2008	0	(3,064)	(3,064)
Sell		JPM	345,836	11/2008	157	0	157
Buy		BCLY	556,700	02/2009	0	(577)	(577)
Buy		CITI	443,191	02/2009	0	(65)	(65)
Sell		CITI	236,400	02/2009	0	(21)	(21)
Buy		DUB	289,436	02/2009	0	(366)	(366)
Buy		HSBC	669,790	02/2009	0	(728)	(728)
Buy		JPM	943,458	02/2009	0	(750)	(750)
Buy		MLP	211,600	02/2009	0	(279)	(279)
Buy		MSC	747,800	02/2009	0	(847)	(847)
Buy		RBS	207,100	02/2009	0	(276)	(276)
Buy		LEH	141,200	12/2010	0	(154)	(154)
Sell		LEH	141,200	12/2010	0	(79)	(79)
Sell	PLN	BCLY	219,220	11/2008	14,648	0	14,648
Buy		BNP	25,791	11/2008	0	(945)	(945)
Buy		DUB	93,809	11/2008	0	(4,188)	(4,188)
Sell		DUB	69,572	11/2008	3,394	0	3,394
Buy		HSBC	547,337	11/2008	0	(18,785)	(18,785)
Sell		HSBC	240,187	11/2008	11,917	0	11,917
Buy		JPM	181,879	11/2008	0	(5,700)	(5,700)
Sell		JPM	137,108	11/2008	3,861	0	3,861
Buy		RBS	230,000	11/2008	0	(8,376)	(8,376)
Sell		RBS	48,770	11/2008	153	0	153
Buy		UBS	180,797	11/2008	0	(7,766)	(7,766)
Sell		UBS	65,808	11/2008	3,877	0	3,877
Buy		BNP	49,561	05/2009	0	(1,822)	(1,822)
Buy		HSBC	107,361	05/2009	0	(3,949)	(3,949)
Buy		JPM	955	05/2009	0	(31)	(31)
Buy		RBS	90,287	05/2009	0	(3,346)	(3,346)
Buy		UBS	129,330	05/2009	0	(4,632)	(4,632)
Sell	RON	BCLY	100,065	11/2008	1,921	0	1,921
Buy		BOA	64,511	11/2008	0	(814)	(814)
Sell		BOA	40,026	11/2008	642	0	642
Sell		CITI	36,848	11/2008	839	0	839
Buy		HSBC	29,457	11/2008	138	0	138
Buy		JPM	136,905	11/2008	0	(2,307)	(2,307)
Sell		JPM	17,704	11/2008	111	(10)	101
Sell		MSC	14,496	11/2008	17	0	17
Sell		UBS	35,708	11/2008	241	0	241
Sell		BCLY	61,111	01/2009	2,487	0	2,487
Buy		HSBC	20,733	01/2009	0	(1,173)	(1,173)
Buy		JPM	15,715	01/2009	0	(947)	(947)
Buy	RUB	BCLY	741,942	11/2008	0	(1,304)	(1,304)
Sell		BCLY	545,504	11/2008	513	0	513
Buy		DUB	352,810	11/2008	0	(1,186)	(1,186)
Buy		HSBC	650,909	11/2008	0	(1,533)	(1,533)
Sell		HSBC	2,035,011	11/2008	2,854	0	2,854
Buy		JPM	1,659,655	11/2008	0	(4,038)	(4,038)
Sell		JPM	261,677	11/2008	426	0	426
Sell		RBS	261,677	11/2008	426	0	426
Buy		UBS	1,349,697	11/2008	0	(2,662)	(2,662)
Buy		DUB	4,551	05/2009	0	(14)	(14)
Buy		HSBC	2,300,000	05/2009	0	(7,264)	(7,264)
Buy		JPM	918,453	05/2009	0	(3,239)	(3,239)
Buy		RBS	97,282	05/2009	0	(286)	(286)
Buy	SAR	BCLY	48,427	04/2009	0	(196)	(196)
Buy		HSBC	194	04/2009	0	0	0

See Accompanying Notes	Semiannual Report	September 30, 2008	35

Schedule of Investments  Developing Local Markets Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	BCLY	8,007	10/2008	$0	$(230)	$(230)
Sell		CITI	105,362	10/2008	222	0	222
Buy		CSFB	35,753	10/2008	0	(1,126)	(1,126)
Buy		DUB	20,390	10/2008	0	(732)	(732)
Buy		JPM	132,490	10/2008	0	(4,466)	(4,466)
Buy		RBS	25,131	10/2008	0	(747)	(747)
Buy		UBS	38,710	10/2008	0	(1,209)	(1,209)
Buy		BCLY	109,023	11/2008	0	(3,569)	(3,569)
Sell		BCLY	71,310	11/2008	571	0	571
Buy		BOA	107,710	11/2008	0	(4,165)	(4,165)
Buy		CITI	87,796	11/2008	0	(1,438)	(1,438)
Buy		CSFB	58,957	11/2008	0	(253)	(253)
Buy		DUB	113,391	11/2008	0	(3,824)	(3,824)
Sell		DUB	48,918	11/2008	635	0	635
Buy		HSBC	21,919	11/2008	0	(335)	(335)
Sell		HSBC	45,357	11/2008	369	0	369
Buy		JPM	121,422	11/2008	0	(2,539)	(2,539)
Sell		JPM	15,065	11/2008	204	0	204
Buy		MSC	3,382	11/2008	0	(110)	(110)
Buy		UBS	110,040	11/2008	0	(4,120)	(4,120)
Sell		UBS	1,363	11/2008	54	0	54
Buy		CITI	105,362	12/2008	0	(277)	(277)
Sell		HSBC	13,600	12/2008	505	0	505
Buy		JPM	154,577	12/2008	0	(573)	(573)
Sell		BCLY	7,102	04/2009	10	0	10
Buy		CITI	18,757	04/2009	0	(43)	(43)
Buy		DUB	71,292	04/2009	0	(465)	(465)
Buy		JPM	22,058	04/2009	0	(54)	(54)
Buy		DUB	569	07/2009	0	(21)	(21)
Sell		DUB	569	07/2009	22	0	22
Buy	SKK	CITI	1,226,735	10/2008	3,715	0	3,715
Sell		DUB	1,885,559	10/2008	2,708	0	2,708
Buy		HSBC	283,824	10/2008	0	(1,430)	(1,430)
Buy		JPM	176,258	10/2008	0	(791)	(791)
Sell		JPM	1,238,719	10/2008	2,631	0	2,631
Buy		MSC	2,191,684	10/2008	6,761	0	6,761
Buy		DUB	1,131,336	12/2008	0	(1,942)	(1,942)
Sell		HSBC	421,111	12/2008	901	0	901
Buy		JPM	185,580	12/2008	0	(315)	(315)
Buy		DUB	754,224	01/2009	0	(700)	(700)
Buy		JPM	754,224	01/2009	0	(727)	(727)
Buy		MSC	286,345	01/2009	0	(1,197)	(1,197)
Sell	THB	BCLY	852,084	10/2008	53	(107)	(54)
Sell		CITI	535,234	10/2008	0	(37)	(37)
Buy		DUB	1,925,665	10/2008	0	(641)	(641)
Buy		HSBC	2,240,938	10/2008	0	(769)	(769)
Sell		HSBC	302,379	10/2008	40	0	40
Buy		JPM	132,830	10/2008	53	0	53
Sell		JPM	2,438,077	10/2008	0	(318)	(318)
Sell		UBS	171,660	10/2008	0	(69)	(69)
Buy		JPM	2,011,077	03/2009	192	0	192
Buy		LEH	801,617	12/2010	520	0	520
Sell		LEH	801,617	12/2010	0	(24)	(24)
Buy	TRY	BCLY	45,247	12/2008	869	0	869
Sell		BCLY	27,499	12/2008	205	(202)	3
Buy		CITI	119,696	12/2008	701	(746)	(45)
Buy		DUB	19,077	12/2008	555	0	555
Buy		HSBC	198,364	12/2008	3,542	(393)	3,149
Sell		HSBC	9,512	12/2008	0	(124)	(124)
Buy		JPM	284,609	12/2008	929	(2,824)	(1,895)
Sell		JPM	9,520	12/2008	0	(131)	(131)
Buy		MSC	35,546	12/2008	834	0	834
Sell		RBS	9,526	12/2008	0	(135)	(135)
Buy		UBS	15,180	12/2008	16	(637)	(621)
Sell		UBS	22,132	12/2008	0	(283)	(283)
Buy		UBS	6,643	03/2009	0	(99)	(99)
Buy		LEH	19,202	12/2010	985	0	985
Sell		LEH	19,202	12/2010	0	(329)	(329)
Buy	TWD	BCLY	2,091,627	02/2009	0	(3,100)	(3,100)
Sell		BCLY	125,322	02/2009	36	0	36
Sell		BOA	160,700	02/2009	0	(1)	(1)
Buy		DUB	932,100	02/2009	0	(1,474)	(1,474)
Sell		DUB	916,920	02/2009	1,024	0	1,024
Sell		HSBC	799,625	02/2009	116	0	116
Buy		MLP	1,494,300	02/2009	0	(2,038)	(2,038)

36	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TWD	MSC	936,800	02/2009	$0	$(1,461)	$(1,461)
Buy		UBS	475,700	02/2009	0	(745)	(745)
Sell		UBS	1,395,829	02/2009	1,207	0	1,207
Sell	UAH	CITI	157,739	10/2008	19	0	19
Buy		CSFB	41,713	10/2008	0	(72)	(72)
Sell		CSFB	25,175	10/2008	58	0	58
Buy		DUB	166,751	10/2008	0	(287)	(287)
Sell		DUB	25,550	10/2008	0	(15)	(15)
Buy	ZAR	BCLY	1,675,146	12/2008	591	(2,319)	(1,728)
Sell		BCLY	561,147	12/2008	1,207	0	1,207
Buy		CITI	60,633	12/2008	61	0	61
Buy		HSBC	202,201	12/2008	27	(378)	(351)
Sell		HSBC	244,314	12/2008	1,765	0	1,765
Buy		JPM	1,175,542	12/2008	1,108	(1,263)	(155)
Sell		JPM	63,786	12/2008	7	0	7
Buy		UBS	577,602	12/2008	30	(2,486)	(2,456)
Sell		UBS	65,054	12/2008	7	0	7

					$235,799	$(345,803)	$(110,004)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$5,428,068	$13,737	$5,441,805
Short Sales, at value	0	(19,024)	0	(19,024)
Other Financial Instruments ++	(1,579)	(134,907)	0	(136,486)

Total	$(1,579)	$5,274,137	$13,737	$5,286,295

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$25,720	$13,885	$136	$11	$(1,544)	$(24,471)	$13,737
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$25,720	$13,885	$136	$11	$(1,544)	$(24,471)	$13,737

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	37

Schedule of Investments  Emerging Local Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.1%

BHP Billiton Finance Ltd.
3.799% due 03/27/2009		$1,000	$998

Total Australia (Cost $999)			998

BRAZIL 12.6%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	3,500	2,750

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		402,572	187,915
10.000% due 01/01/2017		151,590	63,479

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		$200	192

Total Brazil (Cost $277,915)			254,336

CANADA 0.3%

General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008		$6,200	6,153

Total Canada (Cost $6,193)			6,153

COLOMBIA 2.3%

Colombia Government International Bond
11.750% due 03/01/2010	COP	1,000	1
12.000% due 10/22/2015		70,076,000	33,678

Santa Fe de Bogota DC
9.750% due 07/26/2028		31,200,000	11,886

Total Colombia (Cost $57,410)			45,565

CZECH REPUBLIC 8.5%

Czech Republic Government Bond
2.550% due 10/18/2010	CZK	385,000	21,583
3.700% due 06/16/2013		272,400	15,427
3.750% due 09/12/2020		36,000	1,905
3.800% due 04/11/2015		687,910	39,033
4.000% due 04/11/2017		63,000	3,532
4.700% due 09/12/2022		70,000	4,003
6.400% due 04/14/2010		1,448,000	86,461

Total Czech Republic (Cost $159,684)			171,944

EGYPT 1.3%

Egypt Government Bond
8.750% due 07/18/2012	EGP	60,000	9,553

Petroleum Export Ltd.
4.623% due 06/15/2010		$2,217	2,199
4.633% due 06/15/2010		350	347
5.265% due 06/15/2011		4,563	4,542

Petroleum Export Ltd. II
6.340% due 06/20/2011		8,613	8,761

Total Egypt (Cost $25,986)			25,402

FRANCE 0.0%

Credit Agricole S.A.
2.859% due 05/28/2010		$400	397

Total France (Cost $395)			397

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
HUNGARY 8.4%

Hungary Government Bond
5.500% due 02/12/2014	HUF	10,753,240	$53,856
5.500% due 02/12/2016		7,000,600	34,144
6.500% due 06/24/2019		4,303,300	22,085
6.750% due 04/22/2011		4,595,000	25,058
6.750% due 02/12/2013		4,044,000	21,562
6.750% due 02/24/2017		1,183,000	6,232
6.750% due 11/24/2017		1,290,000	6,804

Total Hungary (Cost $186,258)			169,741

INDONESIA 3.0%

Indonesia Treasury Bond
9.500% due 06/15/2015	IDR	30,240,000	2,706
10.000% due 02/15/2028		102,700,000	8,304
10.500% due 07/15/2038		22,000,000	1,806
12.800% due 06/15/2021		271,177,000	27,873
12.900% due 06/15/2022		200,270,000	20,661

Total Indonesia (Cost $68,047)			61,350

MALAYSIA 0.1%

Malaysia Government International Bond
4.240% due 02/07/2018	MYR	9,000	2,551

Total Malaysia (Cost $2,946)			2,551

MEXICO 1.3%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	7,080
9.000% due 01/15/2016		35,000	3,185

Mexican Bonos
7.500% due 06/03/2027		29,000	2,407
7.750% due 12/14/2017		4,200	369

		SHARES

Mexico Government International Bond
Warrants exp. 10/09/2008		5,300	51

		PRINCIPAL AMOUNT (000S)

Pemex Finance Ltd.
9.030% due 02/15/2011		$3,500	3,687

Pemex Project Funding Master Trust
4.591% due 10/15/2009		2,900	2,894

Telefonos de Mexico SAB de C.V.
4.500% due 11/19/2008		2,000	2,005
4.750% due 01/27/2010		1,000	1,017
8.750% due 01/31/2016	MXN	35,000	3,106

Vitro SAB de C.V.
8.625% due 02/01/2012		$100	79
9.125% due 02/01/2017		50	33

Total Mexico (Cost $27,587)			25,913

NETHERLANDS 0.8%

Rabobank Nederland NV
2.488% due 02/01/2010		$10,000	9,977
3.209% due 05/19/2010		6,700	6,685

Total Netherlands (Cost $16,629)			16,662

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW ZEALAND 0.1%

ANZ National International Ltd.
2.898% due 04/14/2010		$2,660	$2,642

Total New Zealand (Cost $2,645)			2,642

PERU 1.6%

Peru Government International Bond
6.900% due 08/12/2037	PEN	22,400	6,142
7.840% due 08/12/2020		4,750	1,510
9.910% due 05/05/2015		70,634	25,478

Total Peru (Cost $37,097)			33,130

POLAND 9.5%

Poland Government International Bond
4.250% due 05/24/2011	PLN	320	127
4.750% due 04/25/2012		171,090	68,065
5.250% due 10/25/2017		17,300	6,891
5.750% due 03/24/2010		101,580	41,706
5.750% due 09/23/2022		105,635	43,864
6.250% due 10/24/2015		72,220	30,524

Total Poland (Cost $185,450)			191,177

QATAR 0.3%

Qatar Petroleum
5.579% due 05/30/2011		$6,467	6,572

Total Qatar (Cost $6,502)			6,572

RUSSIA 1.4%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$19,000	19,142

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		783	740

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		1,000	896

VTB Capital S.A.
4.491% due 11/01/2009		4,000	3,620
4.491% due 11/02/2009		4,600	4,553

Total Russia (Cost $30,526)			28,951

SLOVAKIA 0.6%

Slovakia Government Bond
4.800% due 04/14/2009	SKK	40,000	1,859
4.900% due 02/11/2014		217,700	10,181

Total Slovakia (Cost $12,602)			12,040

SOUTH AFRICA 0.6%

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	68,080	7,711
8.000% due 12/21/2018		25,000	2,857
10.000% due 02/28/2009		10,000	1,201

Total South Africa (Cost $14,079)			11,769

38	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH KOREA 0.0%

Korea Development Bank
3.186% due 10/20/2009		$1,000	$1,001

Total South Korea (Cost $1,001)			1,001

SWITZERLAND 0.3%

UBS AG
2.789% due 07/23/2009		$5,700	5,647

Total Switzerland (Cost $5,691)			5,647

THAILAND 9.3%

Bank of Thailand
0.000% due 06/18/2009	THB	1,545,850	44,394
3.700% due 01/24/2011		29,620	872

Thailand Government Bond
4.250% due 03/13/2013		2,328,195	69,010
5.125% due 03/13/2018		1,642,830	51,026
5.400% due 07/27/2016		407,000	12,807
5.500% due 08/13/2019		86,600	2,747
5.625% due 01/12/2019		76,200	2,460
6.150% due 07/07/2026		176,000	5,821

Total Thailand (Cost $195,823)			189,137

TURKEY 6.8%

Turkey Government Bond
0.000% due 11/26/2008	TRY	11,160	8,573

Turkey Government International Bond
14.000% due 01/19/2011		115,813	82,834
14.000% due 09/26/2012		45,900	31,397
15.000% due 02/10/2010		1,055	796
16.000% due 03/07/2012		20,100	14,764

Total Turkey (Cost $137,207)			138,364

UKRAINE 0.4%

Ukraine Government International Bond
6.450% due 08/05/2009		$7,900	7,584

Total Ukraine (Cost $7,992)			7,584

UNITED KINGDOM 0.6%

AstraZeneca PLC
3.118% due 09/11/2009		$4,400	4,402

Bank of Scotland PLC
2.829% due 07/17/2009		600	596
2.859% due 09/14/2009		400	388
2.875% due 12/08/2010		1,100	992

Barclays Bank PLC
7.700% due 04/29/2049		5,850	5,155

Vodafone Group PLC
3.090% due 02/27/2012		200	189

Total United Kingdom (Cost $12,505)			11,722

UNITED STATES 22.4%

ASSET-BACKED SECURITIES 2.3%

Capital Auto Receivables Asset Trust
3.408% due 03/15/2011		$1,100	1,096
3.938% due 10/15/2012		1,100	1,074

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chase Issuance Trust
2.528% due 10/15/2012	$700	$680
3.238% due 08/17/2015	1,600	1,516
4.319% due 09/15/2015	10,000	9,975

Citigroup Mortgage Loan Trust, Inc.
3.247% due 12/25/2036	1,392	1,285
4.107% due 07/25/2037	2,495	2,200

Countrywide Asset-Backed Certificates
3.257% due 03/25/2037	896	864
3.257% due 05/25/2037	135	132
3.307% due 05/25/2047	540	521
3.307% due 09/25/2047	2,503	2,362

Credit-Based Asset Servicing & Securitization LLC
3.327% due 07/25/2037	144	134

Daimler Chrysler Auto Trust
3.417% due 07/08/2011	2,000	1,989

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	261	246

Ford Credit Auto Owner Trust
3.908% due 06/15/2012	9,300	9,064

Indymac Residential Asset-Backed Trust
3.287% due 07/25/2037	1,269	1,218

JPMorgan Mortgage Acquisition Corp.
3.267% due 05/25/2037	1,300	1,215

Long Beach Mortgage Loan Trust
3.267% due 12/25/2036	85	78

MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036	1,778	1,739
3.287% due 05/25/2037	1,790	1,673

MBNA Credit Card Master Note Trust
2.528% due 11/15/2012	400	390

MBNA Master Credit Card Trust
2.648% due 08/15/2014	1,000	947

Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036	120	117

Morgan Stanley ABS Capital I
3.267% due 05/25/2037	4,102	3,818

Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036	453	383

Soundview Home Equity Loan Trust
4.007% due 10/25/2037	110	107

South Carolina Student Loan Corp.
3.311% due 09/02/2014	383	382
3.361% due 03/01/2018	500	489

		45,694

CORPORATE BONDS & NOTES 15.5%

Allied Waste North America, Inc.
6.500% due 11/15/2010	100	98

Allstate Life Global Funding II
3.461% due 05/21/2010	5,000	4,976

American Express Credit Corp.
5.109% due 05/27/2010	12,100	11,384

American Honda Finance Corp.
2.852% due 02/09/2010	1,500	1,492

American International Group, Inc.
2.833% due 01/29/2010	2,400	1,561

Amgen, Inc.
2.889% due 11/28/2008	450	449

Anadarko Petroleum Corp.
3.219% due 09/15/2009	4,000	3,954

Bank of America Corp.
3.889% due 09/25/2009	1,000	981

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.000% due 12/29/2049		$10,000	$7,926
8.125% due 12/29/2049		6,900	5,583

Bank of America N.A.
3.099% due 06/15/2016		12,000	10,826
3.760% due 06/23/2010		250	246

Bear Stearns Cos. LLC
2.901% due 08/21/2009		100	99
2.927% due 05/18/2010		1,900	1,862
3.029% due 01/31/2011		200	196
3.084% due 09/09/2009		200	198
3.852% due 03/30/2009		2,000	1,990
5.300% due 10/30/2015		300	267
6.400% due 10/02/2017		4,000	3,742
6.950% due 08/10/2012		1,000	1,011
7.250% due 02/01/2018		400	385

Caterpillar Financial Services Corp.
2.867% due 05/18/2009		1,100	1,099
2.900% due 08/20/2010		600	595
3.252% due 02/08/2010		300	300

CIT Group, Inc.
2.925% due 06/08/2009		2,000	1,710

Citigroup Funding, Inc.
2.991% due 03/02/2009		1,000	986
3.852% due 05/07/2010		12,300	11,604

Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009		300	296

Citigroup, Inc.
3.799% due 12/28/2009		8,000	7,744
5.500% due 04/11/2013		5,800	5,067
8.400% due 04/29/2049		7,350	5,012

Comcast Corp.
3.088% due 07/14/2009		3,500	3,425

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009		4,000	3,961

Countrywide Financial Corp.
2.931% due 01/05/2009		200	197
3.418% due 03/24/2009		200	195

Countrywide Home Loans, Inc.
4.125% due 09/15/2009		700	644
5.414% due 11/24/2008	EUR	950	1,331
5.625% due 07/15/2009		$300	284
6.250% due 04/15/2009		2,100	2,040

Credit Suisse USA, Inc.
2.890% due 11/20/2009		800	794
2.895% due 06/05/2009		600	597
3.004% due 08/15/2010		200	191

Daimler Finance North America LLC
3.331% due 10/31/2008		400	397

Dominion Resources, Inc.
2.984% due 11/14/2008		1,900	1,896
3.866% due 06/17/2010		900	899

Entergy Gulf States, Inc.
3.565% due 12/08/2008		700	699

Ford Motor Co.
7.250% due 10/01/2008		10,000	10,000

Ford Motor Credit Co. LLC
5.625% due 10/01/2008		1,900	1,900
5.700% due 01/15/2010		10,550	8,082
7.375% due 10/28/2009		1,500	1,206

General Electric Capital Corp.
2.885% due 04/28/2011		6,500	6,372

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010		9,600	9,564

GMAC LLC
4.054% due 05/15/2009		1,940	1,404
5.625% due 05/15/2009		8,650	6,181
5.850% due 01/14/2009		4,680	4,000

See Accompanying Notes	Semiannual Report	September 30, 2008	39

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Hewlett-Packard Co.
2.879% due 06/15/2010		$1,300	$1,295
3.210% due 09/03/2009		3,295	3,292

HJ Heinz Co.
6.428% due 12/01/2020		900	902

HSBC Finance Corp.
2.899% due 03/12/2010		1,000	939
3.052% due 05/10/2010		1,500	1,382
3.087% due 11/16/2009		900	885

John Deere Capital Corp.
2.871% due 07/16/2010		2,600	2,582
3.081% due 10/16/2009		1,800	1,801
3.485% due 01/18/2011		4,000	4,002
3.567% due 06/10/2011		5,100	5,114

JPMorgan Chase & Co.
2.959% due 01/17/2011		8,000	7,890
2.973% due 10/02/2009		1,000	999

KeyBank N.A.
5.061% due 06/02/2010		3,500	3,484

Kraft Foods, Inc.
3.302% due 08/11/2010		3,000	2,966

Lehman Brothers Holdings, Inc.
2.881% due 10/22/2008 (a)		5,000	650
2.951% due 05/25/2010 (a)		11,400	1,482

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010		9,300	8,974

Metropolitan Life Global Funding I
2.847% due 05/17/2010		4,200	4,147

MGM Mirage
6.000% due 10/01/2009		400	376

Morgan Stanley
2.881% due 01/15/2010		2,000	1,543
2.902% due 05/07/2010		6,000	4,146
3.035% due 01/18/2011		2,200	1,435
4.904% due 05/14/2010		16,100	11,759

Pemex Project Funding Master Trust
4.119% due 06/15/2010		47,119	46,423

Pricoa Global Funding I
2.845% due 07/27/2009		750	744

Qwest Capital Funding, Inc.
7.000% due 08/03/2009		4,000	3,950

Qwest Corp.
5.625% due 11/15/2008		4,500	4,478

Reynolds American, Inc.
3.519% due 06/15/2011		9,600	9,145

Safeway, Inc.
4.119% due 03/27/2009		400	397

SLM Corp.
2.940% due 07/27/2009		200	176
2.960% due 07/26/2010		2,300	1,745
3.019% due 03/15/2011		250	163
3.030% due 10/25/2011		300	192
5.158% due 12/15/2010	EUR	200	198

Time Warner, Inc.
3.034% due 11/13/2009		$500	480

U.S. Bancorp
3.198% due 05/06/2010		100	99

UnitedHealth Group, Inc.
3.384% due 06/21/2010		800	774

Ventas Realty LP
8.750% due 05/01/2009		5,758	5,787

Wachovia Bank N.A.
3.704% due 05/14/2010		3,980	3,259
7.140% due 08/10/2009		2,000	1,797

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Corp.
2.921% due 10/15/2011	$1,000	$690
2.939% due 03/15/2011	200	147
7.980% due 02/28/2049	2,400	1,004

Walt Disney Co.
2.917% due 09/10/2009	400	399

		313,990

MORTGAGE-BACKED SECURITIES 1.4%

American Home Mortgage Assets
3.397% due 05/25/2046	1,224	789
3.397% due 09/25/2046	501	307
3.555% due 02/25/2047	513	258
3.775% due 11/25/2046	4,047	2,038

Banc of America Funding Corp.
5.756% due 03/20/2036	548	441

BCAP LLC Trust
3.377% due 01/25/2037	1,547	955

Bear Stearns Adjustable Rate Mortgage Trust
5.010% due 01/25/2035	88	78
5.732% due 02/25/2036	546	417

Bear Stearns Alt-A Trust
5.471% due 08/25/2036	700	387
5.504% due 09/25/2035	102	82

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	534	458

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	142	135
5.666% due 07/25/2046	396	308

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	657	635

Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	619	591

Countrywide Alternative Loan Trust
3.417% due 07/25/2046	200	127
3.537% due 11/20/2035	488	312
3.855% due 12/25/2035	663	405

Countrywide Home Loan Mortgage Pass-Through Trust
6.092% due 09/25/2047	268	208

Downey Savings & Loan Association Mortgage Loan Trust
5.205% due 07/19/2044	1,191	978

GSR Mortgage Loan Trust
5.346% due 11/25/2035	504	425

Harborview Mortgage Loan Trust
3.230% due 09/19/2046	300	182
3.378% due 08/21/2036	223	137
3.530% due 02/19/2034	1,817	1,504
5.903% due 08/19/2036	226	152

Homebanc Mortgage Trust
5.804% due 04/25/2037	565	459

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	450	244

Indymac Index Mortgage Loan Trust
3.407% due 06/25/2047	448	273
3.417% due 05/25/2046	145	88
3.447% due 07/25/2035	135	88

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,643	2,005

Luminent Mortgage Trust
3.377% due 12/25/2036	575	351
3.387% due 12/25/2036	283	179
3.407% due 10/25/2046	246	153

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	391	247
3.507% due 05/25/2047	800	278

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Alternative Loans Trust
3.607% due 03/25/2036		$217	$119

MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,981	1,820

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037		497	356

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036		167	143

Residential Accredit Loans, Inc.
3.457% due 08/25/2037		387	211
5.714% due 02/25/2036		450	328

Residential Asset Securitization Trust
3.607% due 01/25/2046		507	316

Sequoia Mortgage Trust
5.765% due 01/20/2047		220	189

Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		484	322

Structured Asset Mortgage Investments, Inc.
3.427% due 05/25/2046		442	272

WaMu Mortgage Pass-Through Certificates
3.555% due 03/25/2047		1,123	592
3.595% due 01/25/2047		537	292
3.615% due 04/25/2047		801	464
3.675% due 12/25/2046		498	264
3.948% due 01/25/2047		322	217
5.342% due 01/25/2037		405	322
5.542% due 04/25/2037		281	209
5.609% due 12/25/2036		247	177
5.613% due 12/25/2036		833	654
5.668% due 05/25/2037		678	614
5.736% due 12/19/2039		1,745	1,669
5.931% due 09/25/2036		414	322

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046		298	174

Wells Fargo Mortgage-Backed Securities Trust
3.707% due 07/25/2037		734	640
4.261% due 12/25/2034		1,555	1,442

			28,802

U.S. GOVERNMENT AGENCIES 3.2%

Fannie Mae
5.188% due 07/01/2035		508	507
5.500% due 12/01/2036 - 10/01/2038		64,716	64,476

			64,983

Total United States (Cost $495,523)			453,469

URUGUAY 0.3%

Uruguay Government International Bond
5.000% due 09/14/2018 (c)	UYU	110,337	5,276

Total Uruguay (Cost $5,200)			5,276

SHORT-TERM INSTRUMENTS 4.3%

CERTIFICATES OF DEPOSIT 0.7%

Barclays Bank PLC
2.912% due 08/10/2009		$5,030	5,011

Deutsche Bank NY
3.304% due 02/16/2010		200	200

Unicredito Italiano NY
3.088% due 05/15/2009		9,300	9,300

			14,511

40	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.4%

State Street Bank and Trust Co.
0.100% due 10/01/2008	$14,900	$14,900
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $15,203. Repurchase proceeds are $14,900.)
1.000% due 10/01/2008	34,637	34,637
(Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 10/27/2008 valued at $35,334. Repurchase proceeds are $34,638.)

		49,537

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.2%
1.372% due 11/28/2008 - 12/26/2008 (b)(d)	$23,500	$23,344

Total Short-Term Instruments (Cost $87,488)		87,392

Total Investments 97.2% (Cost $2,067,380)		$1,966,885

Other Assets and Liabilities (Net) 2.8%		56,261

Net Assets 100.0%		$2,023,146

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $19,559 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Cash of $478 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	198	$(76)
90-Day Eurodollar December Futures	Long	12/2009	72	(122)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	59	(8)

				$(206)

(f)	Swap agreements outstanding on September 30, 2008:

Asset Swaps
Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	DUB	$4,066	$(1,107)	$(454)	$(653)
Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	BCLY	67,470	(11,308)	(2,348)	(8,960)
Indonesia Government International Bond 11.000% due 12/15/2012	Cash Flow from Underlying Asset	6-Month USD-LIBOR	12/17/2012	BCLY	8,017	(784)	78	(862)
Malaysian Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	6-Month USD-LIBOR	05/02/2011	BCLY	36,140	231	152	79
Malaysian Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	CITI	30,052	(1,416)	915	(2,331)

						$(14,384)	$(1,657)	$(12,727)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$2,400	$13	$33	$(20)

See Accompanying Notes	Semiannual Report	September 30, 2008	41

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	$100	$0	$(1)	$1

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.000%	01/02/2009	UBS	BRL	314,000	$(821)	$0	$(821)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		150,000	(1,016)	49	(1,065)
Pay	1-Year BRL-CDI	14.225%	01/04/2010	MSC		52,400	41	(132)	173
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		346,900	1,846	1,876	(30)
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	253	0	253
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	BCLY		$196,200	1,325	206	1,119
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		11,600	(441)	(406)	(35)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		11,500	(438)	(156)	(282)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		12,300	(447)	(254)	(193)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		1,400	(51)	(18)	(33)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	130,449	(184)	3	(187)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		130,450	(184)	3	(187)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	MSC		416,700	(587)	(221)	(366)
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	BCLY		650,100	(1,673)	(1,942)	269
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	HSBC		172,000	(443)	0	(443)
Pay	3-Month ZAR-JIBOR	11.105%	06/11/2015	BCLY		108,000	1,045	649	396
Pay	3-Month ZAR-JIBOR	11.105%	06/11/2015	JPM		345,400	3,342	740	2,602
Pay	6-Month CZK-PRIBOR	3.400%	01/03/2012	BCLY	CZK	69,550	43	7	36
Pay	6-Month CZK-PRIBOR	3.340%	02/23/2012	BCLY		40,000	27	0	27
Pay	6-Month CZK-PRIBOR	4.270%	03/11/2015	BCLY		383,800	1,404	31	1,373
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	BCLY	EUR	3,100	(27)	7	(34)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	JPM		33,949	(302)	(365)	63
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	2,200	(9)	(49)	40
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		5,100	(21)	(128)	107
Pay	6-Month HUF Bank Bill	7.725%	07/11/2018	BCLY	HUF	1,552,600	199	(62)	261
Pay	6-Month PLN-WIBOR	6.100%	01/11/2010	BCLY	PLN	259,400	(442)	20	(462)
Pay	6-Month PLN-WIBOR	6.100%	01/11/2010	JPM		3,800	(6)	0	(6)
Pay	6-Month SKK-BRIBOR	4.150%	01/03/2012	BCLY	SKK	15,550	6	(1)	7
Pay	6-Month SKK-BRIBOR	4.160%	01/10/2012	CITI		63,000	27	(2)	29
Pay	6-Month SKK-BRIBOR	4.180%	03/02/2012	BCLY		223,000	116	24	92
Pay	6-Month SKK-BRIBOR	4.580%	07/31/2012	BCLY		920	0	0	0
Pay	28-Day MXN TIIE	7.910%	05/14/2009	MSC	MXN	2,382,000	(692)	772	(1,464)
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM		1,096,000	2,364	0	2,364
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI		90,000	(300)	75	(375)
Pay	28-Day MXN TIIE	9.850%	06/19/2018	MLP		259,531	1,574	617	957

							$5,528	$1,343	$4,185

(g)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	2,108	8,350	1,388
Closing Buys	0	0	0
Expirations	(2,108)	(8,350)	(1,388)
Exercised	0	0	0

Balance at 09/30/2008	0	$0	$0

(h)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (5)
U.S. Treasury Notes	2.500%	03/31/2013	$5,400	$5,326	$5,324

(5)	Market value includes $5 of interest payable on short sales.

42	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(i)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	15,134	04/2009	$0	$(75)	$(75)
Sell	ARS	MSC	44,124	11/2008	302	0	302
Buy	BRL	BCLY	16,441	10/2008	37	(7)	30
Sell		BCLY	38,098	10/2008	1,103	0	1,103
Buy		HSBC	21,657	10/2008	188	0	188
Buy		BCLY	26,462	11/2008	173	0	173
Buy		BCLY	67,789	12/2008	0	(4,008)	(4,008)
Buy		CSFB	11,114	12/2008	0	(219)	(219)
Buy		HSBC	44,386	12/2008	0	(2,775)	(2,775)
Sell		HSBC	59,145	12/2008	2,660	0	2,660
Buy		JPM	8,970	12/2008	0	(345)	(345)
Sell		JPM	7,063	12/2008	715	0	715
Buy		MSC	45,593	12/2008	0	(2,788)	(2,788)
Sell		MSC	233,182	12/2008	15,329	0	15,329
Buy		UBS	36,951	12/2008	0	(1,254)	(1,254)
Sell		UBS	21,191	12/2008	510	0	510
Sell	CLP	CITI	9,536,918	12/2008	3,321	0	3,321
Buy		DUB	20,550,191	12/2008	2	(3,534)	(3,532)
Sell		DUB	8,781,858	12/2008	2,502	0	2,502
Buy		HSBC	5,976,714	12/2008	0	(1,018)	(1,018)
Sell		HSBC	2,378,590	12/2008	613	0	613
Buy		JPM	3,894,240	12/2008	0	(1,001)	(1,001)
Buy		MLP	102,313	12/2008	0	(18)	(18)
Buy		MSC	6,884,725	12/2008	0	(1,889)	(1,889)
Sell		MSC	6,352	12/2008	3	0	3
Buy		MSC	2,822,400	03/2009	0	(709)	(709)
Buy		MSC	169,708	05/2009	0	(53)	(53)
Buy		CITI	1,581,269	11/2010	0	(184)	(184)
Buy	CNY	DUB	5,637	10/2008	0	(10)	(10)
Sell		JPM	5,637	10/2008	12	0	12
Buy		JPM	7,337	03/2009	0	(94)	(94)
Buy		CITI	59,118	05/2009	0	(382)	(382)
Buy		JPM	54,845	05/2009	0	(513)	(513)
Buy		JPM	45,132	07/2009	0	(494)	(494)
Buy		DUB	70,626	09/2009	0	(215)	(215)
Buy		JPM	35,651	09/2009	38	0	38
Buy	COP	CITI	16,323,144	12/2008	0	(907)	(907)
Sell		CITI	130,880,460	12/2008	4,041	0	4,041
Buy		DUB	23,920,773	12/2008	0	(2,233)	(2,233)
Buy		HSBC	4,806,900	12/2008	0	(280)	(280)
Buy		JPM	3,398,592	12/2008	0	(450)	(450)
Buy		MSC	32,597,323	12/2008	0	(3,314)	(3,314)
Sell		MSC	26,478,206	12/2008	2,072	0	2,072
Buy	CZK	BCLY	171,586	12/2008	0	(1,233)	(1,233)
Sell		BCLY	13,510	12/2008	43	0	43
Sell		CITI	196,272	12/2008	60	0	60
Buy		DUB	427,692	12/2008	507	(1,424)	(917)
Sell		DUB	78,221	12/2008	251	0	251
Buy		HSBC	850,095	12/2008	0	(3,816)	(3,816)
Sell		HSBC	1,442,872	12/2008	5,667	(6)	5,661
Sell		JPM	793,067	12/2008	6,492	0	6,492
Buy		MSC	80,200	12/2008	0	(247)	(247)
Sell		UBS	343,685	12/2008	111	0	111
Buy		CITI	19,735	05/2009	0	(82)	(82)
Buy	EUR	CITI	13,406	10/2008	44	0	44
Sell		CITI	13,405	10/2008	0	(53)	(53)
Buy		JPM	546	10/2008	0	(35)	(35)
Buy		UBS	12,859	10/2008	0	(717)	(717)
Sell		JPM	7,134	11/2008	285	0	285
Sell		HSBC	7,134	12/2008	232	0	232
Sell	GBP	UBS	5,535	11/2008	191	0	191
Buy	HKD	BCLY	40,961	10/2008	17	0	17
Buy		CSFB	58,686	10/2008	20	0	20
Buy		DUB	36,291	10/2008	16	0	16
Buy		HSBC	5,000	10/2008	1	0	1
Sell		HSBC	17,560	10/2008	0	(2)	(2)
Sell		JPM	77,941	10/2008	0	(41)	(41)
Buy		HSBC	17,516	03/2009	2	0	2
Sell		HSBC	10,275	03/2009	0	(2)	(2)
Sell	HUF	BCLY	291,860	11/2008	265	0	265
Buy		BNP	3,364,719	11/2008	0	(1,598)	(1,598)
Buy		HSBC	3,019,655	11/2008	0	(2,866)	(2,866)

See Accompanying Notes	Semiannual Report	September 30, 2008	43

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	HUF	HSBC	1,988,338	11/2008	$1,664	$0	$1,664
Buy		JPM	923,340	11/2008	0	(651)	(651)
Sell		JPM	3,047,711	11/2008	2,544	0	2,544
Sell		RBS	2,358,815	11/2008	1,909	0	1,909
Buy		UBS	456,583	11/2008	0	(362)	(362)
Buy		BCLY	623,721	12/2008	0	(80)	(80)
Buy		HSBC	1,474,379	12/2008	0	(1,392)	(1,392)
Sell		HSBC	8,120,238	12/2008	4,625	0	4,625
Sell		JPM	4,968,383	12/2008	1,683	0	1,683
Buy		MSC	680,189	12/2008	0	(515)	(515)
Buy		UBS	2,752,660	12/2008	0	(1,218)	(1,218)
Sell		UBS	175,042	12/2008	3	0	3
Buy		HSBC	707,406	05/2009	0	(527)	(527)
Buy	IDR	BCLY	114,318,445	10/2008	0	(185)	(185)
Sell		BCLY	213,415,084	10/2008	532	(2)	530
Buy		DUB	83,549,368	10/2008	52	0	52
Sell		DUB	18,889,767	10/2008	46	0	46
Buy		HSBC	105,561,000	10/2008	54	0	54
Buy		JPM	219,516,399	10/2008	273	(62)	211
Sell		JPM	31,158,765	10/2008	21	0	21
Buy		MLP	42,220,062	10/2008	75	0	75
Sell		MLP	38,181,900	10/2008	75	0	75
Buy	ILS	BCLY	8,479	11/2008	0	(61)	(61)
Buy		HSBC	14,823	11/2008	125	(6)	119
Sell		HSBC	17,953	11/2008	192	(272)	(80)
Sell		JPM	45,126	11/2008	0	(54)	(54)
Buy		UBS	2,739	11/2008	0	(32)	(32)
Buy	INR	BCLY	13,178	11/2008	0	(27)	(27)
Buy		JPM	10,000	11/2008	0	(21)	(21)
Sell		MLP	21,325	11/2008	46	0	46
Buy	JPY	BCLY	1,098,098	10/2008	0	(14)	(14)
Sell		BCLY	876,695	10/2008	50	0	50
Sell		CITI	95,656	10/2008	0	(1)	(1)
Sell		CSFB	29,465	10/2008	0	0	0
Buy		RBS	1,100,939	10/2008	0	(143)	(143)
Sell		UBS	96,282	10/2008	0	(1)	(1)
Sell		BCLY	1,098,099	11/2008	20	0	20
Buy	KWD	BCLY	1,186	04/2009	0	(134)	(134)
Buy	MXN	BCLY	50,537	11/2008	0	(445)	(445)
Sell		BCLY	45,086	11/2008	372	0	372
Buy		CITI	73,186	11/2008	49	0	49
Buy		DUB	69,462	11/2008	0	(260)	(260)
Buy		HSBC	295,026	11/2008	0	(1,397)	(1,397)
Buy		JPM	1,173,638	11/2008	0	(9,187)	(9,187)
Sell		JPM	43,382	11/2008	367	0	367
Buy		MSC	196,668	11/2008	0	(1,059)	(1,059)
Buy		RBC	467,534	11/2008	0	(1,426)	(1,426)
Buy		UBS	85,405	11/2008	0	(617)	(617)
Sell		UBS	83,220	11/2008	440	0	440
Buy		JPM	28,737	05/2009	0	(108)	(108)
Buy	MYR	BCLY	190,464	11/2008	29	(2,767)	(2,738)
Sell		BCLY	11,881	11/2008	115	0	115
Buy		CITI	11,438	11/2008	0	(330)	(330)
Buy		DUB	181,416	11/2008	11	(3,160)	(3,149)
Sell		DUB	6,008	11/2008	58	0	58
Sell		HSBC	11,485	11/2008	110	0	110
Buy		JPM	208,503	11/2008	9	(3,329)	(3,320)
Sell		JPM	44,258	11/2008	248	(21)	227
Sell		UBS	35,833	11/2008	419	0	419
Buy	PEN	DUB	7,295	01/2009	0	(157)	(157)
Sell		DUB	20,538	01/2009	378	0	378
Buy		JPM	12,363	01/2009	0	(165)	(165)
Sell		JPM	18,627	01/2009	305	0	305
Sell	PHP	BCLY	445,582	11/2008	237	0	237
Sell		DUB	336,758	11/2008	170	0	170
Buy		HSBC	283,000	11/2008	0	(392)	(392)
Buy		JPM	283,400	11/2008	0	(343)	(343)
Sell		JPM	179,132	11/2008	122	0	122
Buy		BCLY	65,600	02/2009	0	(68)	(68)
Buy		CITI	171,703	02/2009	0	(25)	(25)
Buy		DUB	31,900	02/2009	0	(43)	(43)
Buy		HSBC	78,910	02/2009	0	(86)	(86)
Buy		JPM	111,206	02/2009	0	(88)	(88)
Buy		MLP	24,900	02/2009	0	(33)	(33)
Buy		MSC	88,200	02/2009	0	(100)	(100)

44	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	RBS	24,400	02/2009	$0	$(33)	$(33)
Buy		LEH	16,700	12/2010	0	(18)	(18)
Sell		LEH	16,700	12/2010	0	(9)	(9)
Buy	PLN	BCLY	32,823	11/2008	0	(811)	(811)
Sell		BCLY	95,148	11/2008	6,219	0	6,219
Buy		BNP	180,600	11/2008	0	(6,621)	(6,621)
Buy		DUB	11,219	11/2008	0	(739)	(739)
Sell		DUB	515	11/2008	21	0	21
Buy		HSBC	56,474	11/2008	116	(2,585)	(2,469)
Sell		HSBC	46,918	11/2008	2,879	0	2,879
Buy		JPM	58,711	11/2008	0	(2,004)	(2,004)
Sell		JPM	46,326	11/2008	0	(478)	(478)
Sell		RBS	16,903	11/2008	53	0	53
Buy		UBS	6,420	11/2008	0	(250)	(250)
Sell		UBS	11,886	11/2008	781	0	781
Buy		HSBC	1,565	05/2009	0	(54)	(54)
Sell		JPM	11,901	05/2009	744	0	744
Buy		UBS	26,189	05/2009	0	(938)	(938)
Sell	RON	BCLY	11,546	11/2008	203	0	203
Sell		BOA	52,130	11/2008	953	0	953
Buy		HSBC	2,182	11/2008	10	0	10
Sell		HSBC	22,131	11/2008	410	0	410
Sell		JPM	72,801	11/2008	1,089	(1)	1,088
Sell		MSC	1,074	11/2008	1	0	1
Sell		BCLY	2,644	01/2009	82	0	82
Sell		HSBC	3,926	01/2009	222	0	222
Buy		JPM	5,442	01/2009	0	(328)	(328)
Sell		JPM	25,380	01/2009	1,558	0	1,558
Buy	RUB	DUB	262,728	11/2008	0	(879)	(879)
Sell		DUB	311,870	11/2008	922	0	922
Buy		HSBC	237,309	11/2008	0	(368)	(368)
Sell		HSBC	336,814	11/2008	690	0	690
Buy		JPM	798,846	11/2008	0	(1,850)	(1,850)
Sell		JPM	171,975	11/2008	455	0	455
Buy		RBS	396,661	11/2008	0	(714)	(714)
Sell		RBS	72,742	11/2008	118	0	118
Buy		UBS	229,583	11/2008	0	(669)	(669)
Buy		BNP	477,073	05/2009	0	(1,456)	(1,456)
Buy		DUB	265,413	05/2009	0	(845)	(845)
Buy	SAR	BCLY	15,472	04/2009	0	(63)	(63)
Buy	SGD	BCLY	487	10/2008	0	(14)	(14)
Buy		CSFB	2,175	10/2008	0	(68)	(68)
Buy		DUB	1,230	10/2008	0	(44)	(44)
Buy		JPM	8,050	10/2008	0	(271)	(271)
Buy		UBS	2,340	10/2008	0	(73)	(73)
Sell		UBS	14,282	10/2008	38	0	38
Buy		BCLY	5,812	11/2008	0	(190)	(190)
Sell		BCLY	14,504	11/2008	120	0	120
Buy		BOA	5,733	11/2008	0	(222)	(222)
Buy		CITI	6,794	11/2008	0	(262)	(262)
Buy		DUB	17,423	11/2008	0	(369)	(369)
Sell		DUB	14,851	11/2008	193	0	193
Buy		HSBC	4,553	11/2008	0	(172)	(172)
Buy		JPM	7,540	11/2008	0	(173)	(173)
Sell		JPM	4,332	11/2008	59	0	59
Buy		MSC	2,369	11/2008	0	(77)	(77)
Buy		UBS	24,282	11/2008	0	(271)	(271)
Sell		HSBC	13,600	12/2008	505	0	505
Buy		DUB	7,396	04/2009	0	(4)	(4)
Buy		JPM	7,376	04/2009	0	(18)	(18)
Buy		UBS	10,421	04/2009	0	(76)	(76)
Sell	SKK	BCLY	167,180	10/2008	314	0	314
Buy		HSBC	528,748	10/2008	0	(1,302)	(1,302)
Sell		HSBC	283,255	10/2008	465	0	465
Buy		JPM	58,818	10/2008	0	(264)	(264)
Sell		JPM	234,898	10/2008	421	0	421
Sell		UBS	93,308	10/2008	478	0	478
Buy		JPM	234,898	12/2008	0	(398)	(398)
Buy		MSC	280,972	01/2009	0	(1,174)	(1,174)
Sell	THB	BCLY	215,626	10/2008	16	0	16
Sell		CSFB	96,948	10/2008	0	(28)	(28)
Sell		DUB	104,037	10/2008	0	(47)	(47)
Sell		HSBC	430,935	10/2008	12	(99)	(87)
Buy		JPM	1,443,828	10/2008	234	0	234
Sell		JPM	500,333	10/2008	0	(132)	(132)

See Accompanying Notes	Semiannual Report	September 30, 2008	45

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	THB	MSC	95,950	10/2008	$0	$(28)	$(28)
Buy		BCLY	563,028	03/2009	0	(86)	(86)
Buy		JPM	488,492	03/2009	0	(56)	(56)
Sell		JPM	1,156,534	03/2009	0	(110)	(110)
Buy		LEH	183,810	12/2010	0	(71)	(71)
Sell		LEH	183,810	12/2010	0	(119)	(119)
Buy	TRY	BCLY	10,817	12/2008	282	0	282
Sell		BCLY	6,456	12/2008	0	(88)	(88)
Buy		CITI	6,737	12/2008	0	(10)	(10)
Buy		DUB	9,292	12/2008	270	0	270
Buy		HSBC	102,665	12/2008	1,406	(734)	672
Sell		HSBC	24,982	12/2008	338	(844)	(506)
Buy		JPM	26,903	12/2008	94	(717)	(623)
Sell		JPM	98,507	12/2008	1,501	(31)	1,470
Buy		MSC	49,705	12/2008	2,493	0	2,493
Sell		RBS	2,267	12/2008	0	(32)	(32)
Buy		UBS	13,640	12/2008	94	(229)	(135)
Sell		UBS	16,316	12/2008	80	(150)	(70)
Buy		UBS	17,423	03/2009	0	(261)	(261)
Buy		LEH	9,353	12/2010	480	0	480
Sell		LEH	9,353	12/2010	0	(160)	(160)
Buy	TWD	BCLY	172,296	02/2009	0	(255)	(255)
Sell		BCLY	256,599	02/2009	74	0	74
Buy		DUB	76,800	02/2009	0	(121)	(121)
Sell		DUB	237,388	02/2009	265	0	265
Buy		MLP	123,000	02/2009	0	(167)	(167)
Buy		MSC	77,200	02/2009	0	(120)	(120)
Buy		UBS	39,200	02/2009	0	(61)	(61)
Sell		UBS	238,270	02/2009	260	0	260
Buy	ZAR	BCLY	1,698,075	12/2008	1,400	(1,935)	(535)
Sell		BCLY	211,160	12/2008	709	(18)	691
Buy		CITI	69,609	12/2008	70	0	70
Buy		DUB	11,366	12/2008	0	(92)	(92)
Sell		DUB	4,562	12/2008	56	0	56
Buy		HSBC	268,879	12/2008	69	(762)	(693)
Sell		HSBC	184,267	12/2008	2,072	0	2,072
Buy		JPM	136,165	12/2008	0	(221)	(221)
Sell		JPM	19,202	12/2008	2	0	2
Buy		UBS	106,288	12/2008	0	(503)	(503)
Sell		UBS	53,007	12/2008	388	0	388

					$98,037	$(107,699)	$(9,662)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,957,482	$9,403	$1,966,885
Short Sales, at value	0	(5,319)	0	(5,319)
Other Financial Instruments ++	(206)	(5,495)	(12,749)	(18,450)

Total	$(206)	$1,946,668	$(3,346)	$1,943,116

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$9,207	$15	$4	$177	$0	$9,403
Other Financial Instruments ++	(6,538)	0	0	0	(11,888)	5,677	(12,749)

Total	$(6,538)	$9,207	$15	$4	$(11,711)	$5,677	$(3,346)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

46	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Fund	(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 1.1%

Argentina Bonos
3.127% due 08/03/2012		$92,368	$33,278

Total Argentina (Cost $41,381)			33,278

BERMUDA 0.2%

BW GAS Ltd.
6.625% due 06/28/2017		$5,730	5,904

Total Bermuda (Cost $5,702)			5,904

BRAZIL 14.6%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	6,600	5,183
6.000% due 05/15/2045		6,000	4,576

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		182,838	85,359
10.000% due 01/01/2017		122,425	51,301

Brazilian Government International Bond
7.125% due 01/20/2037		$1,100	1,133
7.875% due 03/07/2015		3,709	3,972
8.000% due 01/15/2018		800	860
8.250% due 01/20/2034		36,680	41,632
8.750% due 02/04/2025		17,175	20,224
8.875% due 10/14/2019		11,076	13,014
8.875% due 04/15/2024		19,685	23,573
10.125% due 05/15/2027		39,100	51,514
10.250% due 01/10/2028	BRL	4,600	2,136
10.500% due 07/14/2014		$874	1,104
11.000% due 08/17/2040		17,700	22,236
12.500% due 01/05/2016	BRL	2,000	1,096
12.750% due 01/15/2020		$3,750	5,578

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		2,000	1,945

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	8,523

CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	8,064

Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,524

GTL Trade Finance, Inc.
7.250% due 10/20/2017		34,200	32,823

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,224
8.800% due 01/30/2017		3,600	3,465

Petrobras International Finance Co.
5.875% due 03/01/2018		13,100	11,963

Vale Overseas Ltd.
6.250% due 01/11/2016		4,300	4,131
6.250% due 01/23/2017		6,200	5,821
6.875% due 11/21/2036		14,440	12,894
8.250% due 01/17/2034		750	786

Total Brazil (Cost $424,138)			431,654

CHILE 0.9%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,058

Banco Santander Chile
5.375% due 12/09/2014		3,000	3,092

CODELCO, Inc.
5.625% due 09/21/2035		6,800	5,635
6.150% due 10/24/2036		8,200	7,497

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,199

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Enersis S.A.
7.375% due 01/15/2014		$1,098	$1,110
7.400% due 12/01/2016		1,850	1,871

Total Chile (Cost $28,319)			26,462

CHINA 0.5%

Citic Resources Finance Ltd.
6.750% due 05/15/2014		$3,200	2,440

Export-Import Bank of China
5.250% due 07/29/2014		7,000	7,012

Sino-Forest Corp.
9.125% due 08/17/2011		5,700	5,671

Total China (Cost $16,088)			15,123

COLOMBIA 4.6%

Colombia Government International Bond
7.375% due 01/27/2017		$33,300	34,965
7.375% due 09/18/2037		17,440	17,501
8.250% due 12/22/2014		32,030	34,913
9.850% due 06/28/2027	COP	600,000	254
10.375% due 01/28/2033		$1,850	2,525
10.750% due 01/15/2013		25,535	30,035
11.750% due 02/25/2020		3,047	4,228
12.000% due 10/22/2015	COP	25,375,000	12,195

Total Colombia (Cost $141,279)			136,616

EGYPT 0.5%

Petroleum Export Ltd.
5.265% due 06/15/2011		$5,613	5,568

Petroleum Export Ltd. II
6.340% due 06/20/2011		10,268	10,445

Total Egypt (Cost $15,672)			16,013

EL SALVADOR 0.5%

AES El Salvador Trust
6.750% due 02/01/2016		$10,260	8,599

El Salvador Government International Bond
8.500% due 07/25/2011		4,515	4,763

Total El Salvador (Cost $14,862)			13,362

GUATEMALA 0.3%

Guatemala Government Bond
9.250% due 08/01/2013		$7,581	8,472
10.250% due 11/08/2011		771	859

Total Guatemala (Cost $9,386)			9,331

INDIA 0.5%

ICICI Bank Ltd.
5.750% due 01/12/2012		$8,300	7,465

NTPC Ltd.
5.875% due 03/02/2016		2,736	2,447

Vedanta Resources PLC
6.625% due 02/22/2010		6,060	5,787

Total India (Cost $16,957)			15,699

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDONESIA 2.2%

Indonesia Government International Bond
6.875% due 03/09/2017		$27,000	$24,892
6.875% due 01/17/2018		3,100	2,856

Majapahit Holding BV
7.250% due 10/17/2011		8,105	7,845
7.250% due 06/28/2017		10,600	9,361
7.750% due 10/17/2016		950	812
7.875% due 06/29/2037		23,600	18,342

Total Indonesia (Cost $72,992)			64,108

KAZAKHSTAN 0.9%

Intergas Finance BV
6.375% due 05/14/2017		$9,100	6,575
6.875% due 11/04/2011		2,980	2,682

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		19,311	16,340

Total Kazakhstan (Cost $31,197)			25,597

MALAYSIA 1.1%

Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	19,787
7.750% due 08/15/2015		1,690	1,944

Petronas Capital Ltd.
7.875% due 05/22/2022		3,000	3,537

TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	7,767

Total Malaysia (Cost $33,890)			33,035

MEXICO 6.3%

America Movil SAB de C.V.
5.500% due 03/01/2014		$14,481	13,647
5.625% due 11/15/2017		8,400	7,906
5.750% due 01/15/2015		11,700	11,055
8.460% due 12/18/2036	MXN	10,900	880

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$2,100	2,035
6.196% due 12/31/2049		4,835	4,623

C8 Capital SPV Ltd.
6.640% due 12/29/2049		10,000	9,266
6.640% due 12/31/2049		5,800	5,438

C10 Capital SPV Ltd.
6.722% due 12/31/2049		5,700	5,274

Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,105

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		5,576	4,935

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		1,350	1,370

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	960

Mexican Bonos
7.250% due 12/15/2016	MXN	321,400	27,431

Mexico Government International Bond
6.750% due 09/27/2034		$25,360	25,550
7.500% due 04/08/2033		24,685	27,030
8.000% due 09/24/2022		16,880	19,623

		SHARES

Mexico Government International Bond Warrants
0.000% due 10/09/2008		10,000	98

See Accompanying Notes	Semiannual Report	September 30, 2008	47

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pemex Finance Ltd.
9.030% due 02/15/2011		$30	$32

Pemex Project Funding Master Trust
4.591% due 10/15/2009		2,000	1,995
6.625% due 06/15/2035		8,500	7,807
6.625% due 06/15/2038		2,100	1,914
9.375% due 12/02/2008		253	255

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,000	948
8.750% due 01/31/2016	MXN	10,000	887

Vitro SAB de C.V.
8.625% due 02/01/2012		$1,765	1,403
9.125% due 02/01/2017		1,450	950

Total Mexico (Cost $196,162)			186,417

NEW ZEALAND 0.3%

ANZ National International Ltd.
6.200% due 07/19/2013		$9,200	9,141

Total New Zealand (Cost $9,192)			9,141

PANAMA 3.2%

AES Panama S.A.
6.350% due 12/21/2016		$8,780	8,400

Panama Government International Bond
6.700% due 01/26/2036		16,008	15,208
7.125% due 01/29/2026		22,425	23,098
7.250% due 03/15/2015		120	125
8.875% due 09/30/2027		7,600	9,234
9.375% due 04/01/2029		31,528	39,252

Total Panama (Cost $99,695)			95,317

PERU 0.8%

Peru Government International Bond
6.550% due 03/14/2037		$2,075	1,914
8.375% due 05/03/2016		7,212	7,717
8.750% due 11/21/2033		4,795	5,730

Southern Copper Corp.
6.375% due 07/27/2015		1,000	927
7.500% due 07/27/2035		6,500	6,028

Total Peru (Cost $22,936)			22,316

PHILIPPINES 0.9%

Philippine Government International Bond
6.375% due 01/15/2032		$2,625	2,444
7.750% due 01/14/2031		10,000	10,550
8.250% due 01/15/2014		600	648
8.375% due 02/15/2011		3,800	4,085
8.875% due 03/17/2015		1,700	1,904
9.875% due 01/15/2019		3,120	3,834
10.625% due 03/16/2025		2,400	3,207

Total Philippines (Cost $27,977)			26,672

QATAR 0.4%

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$178	179

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		8,850	8,062

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	969

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.838% due 09/30/2027		$470	$406
6.332% due 09/30/2027		3,250	2,938

Total Qatar (Cost $12,936)			12,554

RUSSIA 16.4%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$174,310	170,824

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		900	907

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	7,550	8,051
6.212% due 11/22/2016		$27,200	21,170
6.510% due 03/07/2022		36,300	26,273
7.288% due 08/16/2037		26,400	18,511
8.625% due 04/28/2034		33,630	31,444

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,008

Gazprom International S.A.
7.201% due 02/01/2020		23,949	21,669

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	3,655

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,089
8.375% due 10/14/2010		1,000	948

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		16,160	11,577
7.175% due 05/16/2013		6,400	5,441

Russia Government International Bond
7.500% due 03/31/2030		41,928	42,930
8.250% due 03/31/2010		1,089	1,128
12.750% due 06/24/2028		13,275	21,452

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,011

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,091
6.625% due 03/20/2017		31,000	20,228
6.875% due 07/18/2011		4,000	3,450
7.500% due 07/18/2016		11,850	8,477

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		8,700	7,926
8.700% due 08/07/2018		27,400	24,550

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	1,425
8.375% due 10/22/2011		450	397

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	905

VTB Capital S.A.
4.491% due 11/01/2009		1,000	905
6.609% due 10/31/2012		11,300	9,096
7.500% due 10/12/2011		3,000	2,612

VTB Europe Finance BV
3.591% due 10/06/2009		5,000	4,922

Total Russia (Cost $579,147)			484,072

SOUTH AFRICA 1.4%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	15,804
5.875% due 05/30/2022		$5,690	4,839
6.500% due 06/02/2014		14,500	14,246
7.375% due 04/25/2012		5,580	5,727

Total South Africa (Cost $40,777)			40,616

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH KOREA 0.1%

Korea Development Bank
5.300% due 01/17/2013		$2,800	$2,783

Total South Korea (Cost $2,796)			2,783

SWITZERLAND 0.5%

Credit Suisse New York
5.000% due 05/15/2013		$2,100	1,948

UBS AG
5.750% due 04/25/2018		5,300	4,618
5.875% due 12/20/2017		8,880	7,898

Total Switzerland (Cost $16,234)			14,464

TRINIDAD AND TOBAGO 0.3%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,100	9,496

Total Trinidad and Tobago (Cost $10,060)			9,496

TUNISIA 0.9%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	6,221
4.750% due 04/07/2011		450	604
7.375% due 04/25/2012		$16,022	16,763
8.250% due 09/19/2027		1,680	1,831

Total Tunisia (Cost $25,940)			25,419

TURKEY 0.1%

Turkey Government International Bond
7.250% due 03/15/2015		$1,285	1,282
9.000% due 06/30/2011		1,600	1,712

Total Turkey (Cost $3,037)			2,994

UKRAINE 2.3%

Colvis Finance Ltd.
8.000% due 02/02/2009		$6,700	6,655

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	1,562
6.385% due 06/26/2012		$2,550	2,200
6.450% due 08/05/2009		18,350	17,616
6.875% due 03/04/2011		30,850	28,762
7.650% due 06/11/2013		11,685	9,757

Total Ukraine (Cost $73,004)			66,552

UNITED KINGDOM 0.6%

Barclays Bank PLC
7.434% due 09/29/2049		$1,000	815
7.700% due 04/29/2049		11,250	9,914

HBOS PLC
6.750% due 05/21/2018		7,500	6,295

Total United Kingdom (Cost $19,655)			17,024

UNITED STATES 32.7%

ASSET-BACKED SECURITIES 0.7%

Daimler Chrysler Auto Trust
3.417% due 07/08/2011		$2,000	1,989

48	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Credit Auto Owner Trust
3.908% due 06/15/2012	$17,800	$17,349

MBNA Master Credit Card Trust
2.648% due 08/15/2014	1,000	947

Morgan Stanley Mortgage Loan Trust
3.567% due 04/25/2037	800	404
5.726% due 10/25/2036	500	399
6.000% due 07/25/2047	496	330

		21,418

CORPORATE BONDS & NOTES 7.5%

American International Group, Inc.
2.895% due 10/18/2011	10,000	5,939
8.175% due 05/15/2058	15,300	2,451

Bank of America Corp.
8.000% due 12/29/2049	27,400	21,717
8.125% due 12/29/2049	13,700	11,086

Bear Stearns Cos. LLC
6.950% due 08/10/2012	20,000	20,221

Citigroup Capital XXI
8.300% due 12/21/2077	13,540	10,091

Citigroup, Inc.
5.500% due 04/11/2013	11,900	10,397
6.125% due 11/21/2017	13,000	11,035
8.400% due 04/29/2049	16,550	11,286

General Electric Capital Corp.
5.875% due 01/14/2038	21,100	15,565

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	8,000	6,611
6.150% due 04/01/2018	4,850	4,040
6.750% due 10/01/2037	21,125	14,110

John Deere Capital Corp.
3.567% due 06/10/2011	9,700	9,727

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	18,950	16,794

Morgan Stanley
3.035% due 01/18/2011	5,000	3,261
5.950% due 12/28/2017	26,100	16,376
6.000% due 04/28/2015	19,000	12,944

Pemex Project Funding Master Trust
3.411% due 12/03/2012	1,200	1,137

Wachovia Bank N.A.
3.704% due 05/14/2010	13,230	10,834

Wachovia Corp.
5.500% due 05/01/2013	4,400	3,644

Wells Fargo Capital XIII
7.700% due 12/29/2049	4,300	3,753

		223,019

MORTGAGE-BACKED SECURITIES 3.0%

Adjustable Rate Mortgage Trust
5.381% due 11/25/2035	763	622

American Home Mortgage Assets
3.397% due 05/25/2046	1,811	1,169
3.397% due 09/25/2046	610	374
3.555% due 02/25/2047	868	437
3.775% due 11/25/2046	1,083	545

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	3,900	3,324
5.936% due 02/10/2051	4,500	3,857

Banc of America Funding Corp.
5.357% due 11/20/2035	642	602
5.888% due 04/25/2037	700	403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
5.010% due 01/25/2035	$118	$106
5.732% due 02/25/2036	468	357

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	855	733

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	1,500	1,286

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,366	2,132
4.663% due 03/25/2034	206	196
5.666% due 07/25/2046	583	453

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,800	3,300

Countrywide Alternative Loan Trust
3.367% due 02/25/2047	1,448	880
3.368% due 02/20/2047	1,455	890
3.377% due 01/25/2037	600	276
3.382% due 12/20/2046	2,247	1,370
3.387% due 05/25/2047	4,210	2,566
3.417% due 07/25/2046	279	177
3.457% due 09/25/2046	700	263
3.537% due 11/20/2035	738	473
3.717% due 11/20/2035	500	227
3.855% due 12/25/2035	964	589
3.855% due 02/25/2036	904	539
5.750% due 03/25/2037	500	344
6.250% due 11/25/2036	604	435

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	318	206
3.557% due 02/25/2036	545	234
5.431% due 02/25/2047	517	339
5.547% due 04/20/2036	482	388
5.620% due 03/25/2037	496	352
6.092% due 09/25/2047	353	274

Credit Suisse Mortgage Capital Certificates
5.863% due 01/25/2037	500	326

CS First Boston Mortgage Securities Corp.
5.014% due 06/25/2033	1,529	1,496

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	600	393
6.172% due 06/25/2036	800	595

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	1,100	1,030
3.287% due 02/25/2037	1,383	1,308
3.287% due 03/25/2037	1,425	1,377
5.000% due 10/25/2018	582	552
5.500% due 12/25/2035	700	465
5.588% due 10/25/2035	476	311
5.869% due 10/25/2036	500	325
5.886% due 10/25/2036	500	324
6.300% due 07/25/2036	700	494

Harborview Mortgage Loan Trust
3.230% due 09/19/2046	428	260
3.270% due 03/19/2037	7,037	4,341
3.378% due 08/21/2036	354	218
5.903% due 08/19/2036	310	209

Homebanc Mortgage Trust
5.909% due 04/25/2037	600	327

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	1,363	1,286

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	636	345

Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	600	388

Indymac Index Mortgage Loan Trust
3.407% due 06/25/2047	634	385
3.417% due 05/25/2046	210	128
3.447% due 07/25/2035	185	121
3.507% due 06/25/2037	498	265

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.490% due 10/25/2035	$553	$375
5.975% due 06/25/2036	600	439

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	2,900	2,503
5.794% due 02/12/2051	3,600	3,056
5.937% due 02/12/2049	2,100	1,795

JPMorgan Mortgage Trust
4.872% due 04/25/2035	563	495
5.375% due 08/25/2035	600	478
5.402% due 11/25/2035	811	709

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	4,100	3,449

Luminent Mortgage Trust
3.377% due 12/25/2036	952	581
3.387% due 12/25/2036	492	310
3.407% due 10/25/2046	356	221

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	557	352

MASTR Alternative Loans Trust
3.607% due 03/25/2036	325	178

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	4,686	3,809

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	651	465

Morgan Stanley Capital I
5.809% due 12/12/2049	4,800	4,101

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	241	207

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	384

Residential Accredit Loans, Inc.
3.457% due 08/25/2037	533	291
3.477% due 05/25/2046	1,000	418
3.507% due 08/25/2035	436	270
3.607% due 10/25/2045	450	293

Residential Asset Securitization Trust
3.607% due 01/25/2046	725	451

Sequoia Mortgage Trust
5.765% due 01/20/2047	309	266

Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036	1,200	544
5.375% due 11/25/2035	493	355
5.429% due 09/25/2036	600	506
6.000% due 10/25/2037	523	346

Structured Asset Mortgage Investments, Inc.
3.427% due 05/25/2036	3,994	2,463
3.427% due 05/25/2046	596	367

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	2,236	2,123
5.970% due 09/25/2036	600	437

WaMu Mortgage Pass-Through Certificates
3.555% due 03/25/2047	1,696	894
3.595% due 01/25/2047	926	504
3.615% due 04/25/2047	1,185	685
3.675% due 12/25/2046	706	374
3.948% due 01/25/2047	325	219
4.229% due 03/25/2034	648	624
5.342% due 01/25/2037	603	479
5.542% due 04/25/2037	422	315
5.609% due 12/25/2036	391	280
5.613% due 12/25/2036	1,183	929
5.668% due 05/25/2037	938	849
5.931% due 09/25/2036	644	501

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	411	239

		87,916

See Accompanying Notes	Semiannual Report	September 30, 2008	49

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 21.2%

Fannie Mae
5.000% due 05/01/2037 - 11/01/2038		$85,060	$82,793
5.500% due 12/01/2033 - 10/01/2038		220,418	219,857
5.500% due 06/01/2037 - 12/01/2037 (f)		119,555	119,345
6.000% due 10/01/2035 - 10/01/2038		157,503	159,637
6.000% due 05/01/2038 (f)		20,558	20,849

Freddie Mac
5.440% due 12/01/2035		474	477
5.500% due 04/01/2038 (f)		24,806	24,697

			627,655

U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Notes
3.500% due 05/31/2013		9,800	10,050

Total United States (Cost $1,044,582)			970,058

URUGUAY 0.9%

Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	59,412	2,102
5.000% due 09/14/2018 (b)		82,763	3,957
8.000% due 11/18/2022		$16,397	16,480
9.250% due 05/17/2017		5,000	5,656

Total Uruguay (Cost $29,415)			28,195

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VENEZUELA 4.4%

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$23,360	$12,673
5.375% due 04/12/2027	12,000	5,370

Venezuela Government International Bond
3.791% due 04/20/2011	36,640	30,109
5.375% due 08/07/2010	24,750	22,028
6.000% due 12/09/2020	43,700	25,018
7.000% due 12/01/2018	5,000	3,394
7.650% due 04/21/2025	4,915	2,998
9.375% due 01/13/2034	11,200	7,812
10.750% due 09/19/2013	21,925	20,226

	SHARES

Venezuela Government International Bond Warrants
0.000% due 04/15/2020	4,000	113

Total Venezuela (Cost $171,121)		129,741

	PRINCIPAL AMOUNT (000S)
VIETNAM 0.1%

Vietnam Government International Bond
4.000% due 03/12/2028	$5,000	3,443
6.875% due 01/15/2016	1,000	942

Total Vietnam (Cost $5,263)		4,385

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.8%

CERTIFICATES OF DEPOSIT 0.4%

Unicredito Italiano NY
3.088% due 05/15/2009	$12,300	$12,300

REPURCHASE AGREEMENTS 3.4%

State Street Bank and Trust Co.
0.100% due 10/01/2008	30,070	30,070
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $30,674. Repurchase proceeds are $30,070.)
1.000% due 10/01/2008	69,890	69,890
(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/13/2008 valued at $71,293. Repurchase proceeds are $69,892.)

		99,960

U.S. TREASURY BILLS 2.0%
1.036% due 10/16/2008 - 12/26/2008 (a)(c)(d)(e)	59,096	58,669

Total Short-Term Instruments (Cost $171,240)		170,929

Total Investments 106.3% (Cost $3,413,032)		$3,145,327

Written Options (i) (0.0%)
(Premiums $734)		(1,313)

Other Assets and Liabilities (Net) (6.3%)		(186,810)

Net Assets 100.0%		$2,957,204

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $1,240 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $47,410 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $218 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $21,756 at a weighted average interest rate of 3.616%. On September 30, 2008, securities valued at $164,754 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $13,285 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	91	$(173)
90-Day Eurodollar December Futures	Long	12/2008	285	(109)
90-Day Eurodollar December Futures	Long	12/2009	10,067	5,660

				$5,378

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(0.970%)	03/20/2018	BNP	3.932%	$4,000	$695	$0	$695
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(0.970%)	03/20/2018	BOA	3.932%	3,000	521	0	521
Korea Development Bank 5.750% due 09/10/2013	(0.940%)	03/20/2013	MSC	3.371%	2,800	258	0	258
Morgan Stanley 6.000% due 04/28/2015	(1.040%)	06/20/2015	BCLY	9.326%	1,900	555	0	555
Morgan Stanley 6.000% due 04/28/2015	(1.200%)	06/20/2015	BOA	9.326%	1,700	487	0	487
Morgan Stanley 6.000% due 04/28/2015	(1.210%)	06/20/2015	BOA	9.326%	1,000	286	0	286

						$2,802	$0	$2,802

50	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	2.066%	03/20/2013	CSFB	14.972%	$16,000	$(5,355)	$0	$(5,355)
Brazilian Government International Bond 12.250% due 03/06/2030	1.360%	08/20/2011	BCLY	1.301%	6,500	20	0	20
Brazilian Government International Bond 12.250% due 03/06/2030	1.370%	08/20/2011	BCLY	1.301%	8,000	28	0	28
Brazilian Government International Bond 12.250% due 03/06/2030	0.410%	04/20/2009	JPM	0.411%	13,480	26	0	26
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	04/20/2016	MLP	2.054%	16,500	42	0	42
Brazilian Government International Bond 12.250% due 03/06/2030	1.030%	07/20/2017	UBS	2.168%	3,875	(291)	0	(291)
CEMEX SAB de C.V. 9.625% due 10/01/2009	1.050%	12/20/2016	JPM	3.803%	6,600	(1,010)	0	(1,010)
Colombia Government International Bond 10.375% due 01/28/2033	0.780%	07/20/2012	BCLY	1.738%	4,500	(142)	0	(142)
Colombia Government International Bond 10.375% due 01/28/2033	0.790%	07/20/2012	BCLY	1.738%	2,000	(63)	0	(63)
Colombia Government International Bond 10.375% due 01/28/2033	1.060%	01/20/2012	JPM	1.643%	5,000	(79)	0	(79)
Colombia Government International Bond 10.375% due 01/28/2033	1.640%	08/20/2011	MSC	1.538%	6,200	29	0	29
Colombia Government International Bond 10.375% due 01/28/2033	1.070%	01/20/2012	UBS	1.643%	3,000	(46)	0	(46)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	32,700	(69)	0	(69)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.500%	06/20/2009	DUB	24.348%	2,900	(322)	0	(322)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.600%	06/20/2009	GSC	24.348%	3,550	(392)	0	(392)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.700%	06/20/2009	GSC	24.348%	7,850	(861)	0	(861)
Indonesia Government International Bond 6.750% due 03/10/2014	1.000%	06/20/2009	BCLY	1.075%	13,480	(3)	0	(3)
Indonesia Government International Bond 6.750% due 03/10/2014	0.950%	06/20/2009	CITI	1.075%	1,500	(1)	0	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	1.580%	12/20/2011	CITI	3.088%	6,200	(270)	0	(270)
Indonesia Government International Bond 6.750% due 03/10/2014	2.290%	12/20/2016	CITI	4.066%	1,300	(136)	0	(136)
Indonesia Government International Bond 6.750% due 03/10/2014	1.540%	12/20/2011	DUB	3.088%	2,650	(119)	0	(119)
Indonesia Government International Bond 6.750% due 03/10/2014	1.525%	12/20/2011	RBS	3.088%	7,000	(317)	0	(317)
Indonesia Government International Bond 6.750% due 03/10/2014	2.360%	09/20/2016	RBS	4.036%	14,900	(1,444)	0	(1,444)
Indonesia Government International Bond 6.750% due 03/10/2014	2.385%	09/20/2016	RBS	4.036%	3,100	(296)	0	(296)
Indonesia Government International Bond 6.750% due 03/10/2014	2.480%	09/20/2016	RBS	4.036%	2,000	(180)	0	(180)
Indonesia Government International Bond 6.750% due 03/10/2014	2.345%	12/20/2016	RBS	4.066%	16,575	(1,682)	0	(1,682)
Indonesia Government International Bond 6.750% due 03/10/2014	2.430%	12/20/2016	RBS	4.066%	2,000	(193)	0	(193)
Indonesia Government International Bond 6.750% due 03/10/2014	2.320%	06/20/2013	UBS	3.574%	8,000	(348)	0	(348)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	20,000	6	0	6
JSC Gazprom 8.625% due 04/28/2034	0.890%	10/20/2008	MSC	3.451%	15,000	8	0	8
JSC Gazprom 8.625% due 04/28/2034	1.320%	12/20/2008	MSC	3.467%	46,000	(49)	0	(49)
JSC Gazprom 8.625% due 04/28/2034	0.980%	05/20/2009	MSC	3.549%	1,500	(18)	0	(18)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	25,000	(2)	0	(2)
Malaysia Government International Bond 7.500% due 07/15/2011	0.380%	06/20/2009	JPM	1.000%	13,480	(45)	0	(45)
Mexico Government International Bond 7.500% due 04/08/2033	0.695%	01/20/2017	UBS	1.726%	2,700	(180)	0	(180)
Panama Government International Bond 8.875% due 09/30/2027	0.500%	04/20/2009	DUB	0.854%	13,480	5	0	5
Peru Government International Bond 8.750% due 11/21/2033	1.920%	03/20/2013	BCLY	1.781%	5,000	30	0	30
Peru Government International Bond 8.750% due 11/21/2033	1.220%	10/20/2011	MSC	1.416%	6,350	0	0	0
Peru Government International Bond 8.750% due 11/21/2033	1.960%	10/20/2016	MSC	2.253%	3,000	(29)	0	(29)

See Accompanying Notes	Semiannual Report	September 30, 2008	51

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Petroleos Mexicanos 9.500% due 09/15/2027	1.130%	04/20/2016	JPM	2.079%	$26,250	$(1,368)	$0	$(1,368)
Philippine Government International Bond 10.625% due 03/16/2025	1.770%	09/20/2012	BCLY	2.622%	10,510	(313)	0	(313)
Philippine Government International Bond 10.625% due 03/16/2025	1.920%	09/20/2012	BCLY	2.622%	5,500	(134)	0	(134)
Philippine Government International Bond 10.625% due 03/16/2025	2.250%	09/20/2012	BCLY	2.622%	6,500	(82)	0	(82)
Philippine Government International Bond 10.625% due 03/16/2025	2.320%	03/20/2013	BCLY	2.798%	35,000	(632)	0	(632)
Philippine Government International Bond 10.625% due 03/16/2025	2.300%	06/20/2013	BCLY	2.874%	7,000	(160)	0	(160)
Philippine Government International Bond 10.625% due 03/16/2025	2.510%	09/20/2017	BCLY	3.447%	1,250	(75)	0	(75)
Philippine Government International Bond 10.625% due 03/16/2025	2.530%	09/20/2017	BCLY	3.447%	1,250	(73)	0	(73)
Philippine Government International Bond 10.625% due 03/16/2025	1.950%	03/20/2013	CITI	2.798%	30,000	(979)	0	(979)
Philippine Government International Bond 10.625% due 03/16/2025	2.000%	03/20/2013	CITI	2.798%	18,550	(569)	0	(569)
Philippine Government International Bond 10.625% due 03/16/2025	2.140%	03/20/2013	CITI	2.798%	8,000	(201)	0	(201)
Philippine Government International Bond 10.625% due 03/16/2025	2.340%	03/20/2013	CITI	2.798%	9,600	(166)	0	(166)
Philippine Government International Bond 10.625% due 03/16/2025	2.380%	03/20/2013	CITI	2.798%	17,000	(267)	0	(267)
Philippine Government International Bond 10.625% due 03/16/2025	1.770%	12/20/2017	CITI	3.474%	24,100	(2,695)	0	(2,695)
Philippine Government International Bond 10.625% due 03/16/2025	2.730%	03/20/2018	CITI	3.499%	21,300	(1,081)	0	(1,081)
Philippine Government International Bond 10.625% due 03/16/2025	2.770%	06/20/2018	CITI	3.524%	20,800	(1,050)	0	(1,050)
Philippine Government International Bond 10.625% due 03/16/2025	2.830%	06/20/2018	CITI	3.524%	7,000	(325)	0	(325)
Philippine Government International Bond 10.625% due 03/16/2025	2.340%	03/20/2013	DUB	2.798%	13,700	(236)	0	(236)
Philippine Government International Bond 10.625% due 03/16/2025	1.770%	09/20/2012	MSC	2.622%	1,900	(57)	0	(57)
Philippine Government International Bond 10.625% due 03/16/2025	1.500%	12/20/2012	MSC	2.714%	20,000	(898)	0	(898)
Philippine Government International Bond 10.625% due 03/16/2025	2.440%	09/20/2017	MSC	3.447%	6,200	(401)	0	(401)
Philippine Government International Bond 10.625% due 03/16/2025	2.860%	03/20/2018	MSC	3.499%	5,000	(210)	0	(210)
Philippine Government International Bond 10.625% due 03/16/2025	1.790%	09/20/2012	UBS	2.622%	7,960	(194)	0	(194)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	1.380%	10/20/2011	GSC	7.098%	5,000	(698)	0	(698)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	2.000%	10/20/2012	MSC	7.135%	13,000	(2,031)	0	(2,031)
Russia Government International Bond 7.500% due 03/31/2030	2.990%	08/24/2014	ABN	2.695%	8,125	142	0	142
Russia Government International Bond 7.500% due 03/31/2030	1.870%	10/20/2012	CSFB	7.135%	6,900	(1,110)	0	(1,110)
Russia Government International Bond 7.500% due 03/31/2030	0.645%	04/20/2009	JPM	2.317%	13,480	(82)	0	(82)
Russia Government International Bond 7.500% due 03/31/2030	2.380%	09/20/2013	JPM	2.648%	14,300	(153)	0	(153)
Russia Government International Bond 7.500% due 03/31/2030	2.310%	01/21/2014	MLP	2.667%	1,350	(15)	0	(15)
Tenaga Nasional Bhd. 0.650% due 06/20/2013	0.650%	06/20/2013	JPM	1.806%	1,000	(48)	0	(48)
Ukraine Government International Bond 7.650% due 06/11/2013	2.320%	08/20/2017	CITI	7.563%	5,000	(1,377)	0	(1,377)
Ukraine Government International Bond 7.650% due 06/11/2013	0.690%	04/20/2009	HSBC	5.404%	4,000	(89)	0	(89)
Ukraine Government International Bond 7.650% due 06/11/2013	1.450%	02/20/2012	JPM	6.843%	6,000	(906)	0	(906)
Ukraine Government International Bond 7.650% due 06/11/2013	1.500%	01/20/2012	MLP	6.817%	2,000	(289)	0	(289)
Ukraine Government International Bond 7.650% due 06/11/2013	1.560%	04/20/2009	MSC	5.404%	13,480	(181)	0	(181)
Ukraine Government International Bond 7.650% due 06/11/2013	1.410%	11/20/2010	MSC	6.434%	15,000	(1,376)	0	(1,376)

52	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	1.770%	04/20/2011	MSC	6.598%	$10,000	$(1,001)	$0	$(1,001)
Ukraine Government International Bond 7.650% due 06/11/2013	1.600%	01/20/2012	MSC	6.817%	2,500	(354)	0	(354)
Ukraine Government International Bond 7.650% due 06/11/2013	1.790%	11/20/2012	MSC	7.023%	20,000	(3,320)	0	(3,320)
Ukraine Government International Bond 7.650% due 06/11/2013	2.030%	11/20/2012	MSC	7.023%	5,000	(786)	0	(786)
Ukraine Government International Bond 7.650% due 06/11/2013	2.580%	11/20/2017	MSC	7.576%	20,000	(5,179)		(5,179)
Ukraine Government International Bond 7.650% due 06/11/2013	1.480%	03/20/2012	UBS	6.865%	6,000	(882)	0	(882)
Ukraine Government International Bond 7.650% due 06/11/2013	1.950%	06/20/2017	UBS	7.553%	2,000	(578)	0	(578)
Uruguay Government International Bond 7.875% due 01/15/2033	1.050%	01/20/2012	DUB	1.733%	12,000	(224)	0	(224)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%	4,600	(33)	0	(33)

						$(46,484)	$0	$(46,484)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.EM-9 Index	(2.650%)	06/20/2013	UBS	$25,000	$480	$(488)	$968

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY	$205,655	$(3,955)	$300	$(4,255)
CDX.EM-9 Index	2.650%	06/20/2013	CSFB	29,000	(558)	160	(718)
CDX.EM-9 Index	2.650%	06/20/2013	DUB	54,860	(1,055)	(479)	(576)
CDX.EM-9 Index	2.650%	06/20/2013	GSC	49,095	(944)	375	(1,319)
CDX.EM-9 Index	2.650%	06/20/2013	JPM	71,300	(1,371)	796	(2,167)
CDX.EM-9 Index	2.650%	06/20/2013	MLP	9,000	(173)	216	(389)
CDX.EM-9 Index	2.650%	06/20/2013	MSC	48,400	(931)	87	(1,018)
CDX.EM-9 Index	2.650%	06/20/2013	UBS	41,000	(788)	(229)	(559)
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	21,400	242	0	242
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	7,200	83	0	83
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	3,600	42	0	42
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC	4,700	52	0	52
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	7,200	83	0	83
CDX.IG-9 5 Year Index 30-100%	0.720%	12/20/2012	GSC	58,000	699	0	699
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	16,000	(1,665)	(2,668)	1,003

					$(10,239)	$(1,442)	$(8,797)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC	BRL	93,700	$(248)	$116	$(364)
Pay	1-Year BRL-CDI	13.840%	01/04/2010	MLP		23,700	237	0	237

See Accompanying Notes	Semiannual Report	September 30, 2008	53

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		30,500	$(1,562)	$(782)	$(780)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY	BRL	23,000	(358)	(8)	(350)
Pay	1-Year BRL-CDI	13.845%	01/02/2012	UBS		4,600	(12)	(36)	24
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$676,000	4,566	(1,883)	6,449
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		4,900	53	44	9
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		21,700	234	132	102
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		3,700	(22)	(69)	47
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		79,900	(471)	(969)	498
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		66,000	(2,511)	(28)	(2,483)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		27,500	(1,001)	440	(1,441)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		45,100	(1,642)	(637)	(1,005)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		15,100	(673)	411	(1,084)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		13,400	(597)	509	(1,106)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	5,900	(30)	(186)	156
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		3,200	(14)	(71)	57
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		7,400	(31)	(185)	154
Pay	6-Month PLN-WIBOR	6.000%	06/18/2010	CITI	PLN	27,200	(47)	48	(95)

							$(4,129)	$(3,154)	$(975)

(i)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	627	$439	$506
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	627	295	807

				$734	$1,313

Transactions in written call and put options for the period ended September 30, 2008:
	# of Contracts	Premium
Balance at 03/31/2008	1,122	$1,067
Sales	3,129	1,841
Closing Buys	(1,749)	(1,384)
Expirations	(1,248)	(790)
Exercised	0	0

Balance at 09/30/2008	1,254	$734

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Freddie Mac	5.000%	10/01/2023	$500	$502	$495
Freddie Mac	5.500%	10/01/2038	22,000	21,824	21,859
U.S. Treasury Notes	2.500%	03/31/2013	11,050	10,898	10,895
U.S. Treasury Notes	3.625%	12/31/2012	26,900	27,872	28,128
U.S. Treasury Notes	4.250%	11/15/2017	16,000	16,756	16,838

				$77,852	$78,215

(6)	Market value includes $547 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	18,149	04/2009	$0	$(89)	$(89)
Buy	BRL	BCLY	5,458	10/2008	0	(82)	(82)
Sell		HSBC	5,458	10/2008	156	0	156
Sell		BOA	108,635	12/2008	1,749	0	1,749
Buy		DUB	4,252	12/2008	0	(414)	(414)
Buy		HSBC	5,458	12/2008	0	(157)	(157)
Sell		HSBC	32,500	12/2008	1,088	0	1,088
Sell		JPM	85,002	12/2008	5,554	0	5,554
Sell		MLP	37,372	12/2008	480	0	480
Buy		MSC	37,649	12/2008	0	(2,694)	(2,694)
Sell		MSC	19,251	12/2008	750	0	750

54	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	UBS	56,429	12/2008	$3,969	$0	$3,969
Buy	CLP	MSC	2,130,616	12/2008	0	(592)	(592)
Sell		MSC	3,430,800	12/2008	1,017	0	1,017
Buy		JPM	1,239,857	05/2009	0	(390)	(390)
Buy	CNY	DUB	54,263	10/2008	0	(3)	(3)
Sell		DUB	106,266	10/2008	152	(32)	120
Buy		JPM	61,731	10/2008	16	0	16
Sell		JPM	9,728	10/2008	20	0	20
Buy		BCLY	78,325	11/2008	0	(189)	(189)
Buy		BOA	23,186	11/2008	0	(53)	(53)
Buy		DUB	119,626	11/2008	0	(272)	(272)
Buy		HSBC	29,360	11/2008	0	(67)	(67)
Buy		JPM	45,156	11/2008	0	(123)	(123)
Buy		UBS	67,906	11/2008	0	(159)	(159)
Buy		JPM	53,149	09/2009	56	0	56
Buy	COP	CITI	16,332,362	12/2008	0	(486)	(486)
Sell		CITI	46,749,120	12/2008	3,974	0	3,974
Sell		MSC	1,609,060	12/2008	134	0	134
Buy	CZK	DUB	10,334	12/2008	25	0	25
Sell	EUR	CITI	25,155	10/2008	0	(82)	(82)
Buy		JPM	4,272	10/2008	0	(274)	(274)
Sell		UBS	29,427	10/2008	1,641	0	1,641
Buy	GBP	BCLY	139	10/2008	0	(8)	(8)
Sell		UBS	4,432	11/2008	153	0	153
Buy	HKD	BCLY	156	10/2008	0	0	0
Buy		CSFB	156	10/2008	0	0	0
Buy		DUB	76	10/2008	0	0	0
Sell		HSBC	78	10/2008	0	0	0
Buy		HSBC	78	03/2009	0	0	0
Buy	HUF	BNP	443	11/2008	0	0	0
Buy	IDR	BCLY	73,707,128	10/2008	0	(208)	(208)
Buy		DUB	458,627	10/2008	0	0	0
Buy	ILS	BCLY	571	11/2008	19	0	19
Buy		HSBC	571	11/2008	19	0	19
Sell		HSBC	1,142	11/2008	0	(14)	(14)
Sell	INR	CSFB	51,062	11/2008	178	0	178
Buy		JPM	51,062	11/2008	0	(187)	(187)
Buy	JPY	BCLY	1,526,320	10/2008	0	(19)	(19)
Sell		BCLY	470,727	10/2008	27	0	27
Sell		CITI	1,868,193	10/2008	0	(16)	(16)
Sell		CSFB	559,612	10/2008	0	(3)	(3)
Buy		HSBC	1,622,815	10/2008	0	(289)	(289)
Buy		MLP	1,618,987	10/2008	0	(295)	(295)
Buy		RBS	1,775,158	10/2008	0	(230)	(230)
Sell		UBS	1,869,589	10/2008	0	(21)	(21)
Sell		RBC	1,526,320	11/2008	28	0	28
Buy	KWD	BCLY	1,354	04/2009	0	(153)	(153)
Buy	MXN	BCLY	35,355	11/2008	0	(249)	(249)
Buy		CITI	13,799	11/2008	0	(41)	(41)
Sell		DUB	378,178	11/2008	1,584	0	1,584
Buy		HSBC	3,364	11/2008	0	(14)	(14)
Buy		JPM	19,533	11/2008	0	(130)	(130)
Sell		MSC	5,558	11/2008	23	0	23
Sell		RBC	611	11/2008	2	0	2
Buy		UBS	7,441	11/2008	0	(54)	(54)
Sell		CITI	13,799	05/2009	38	0	38
Buy	MYR	BCLY	25,579	11/2008	0	(491)	(491)
Sell		BCLY	68,408	11/2008	578	0	578
Buy		CITI	11,921	11/2008	0	(344)	(344)
Buy		DUB	46,175	11/2008	0	(953)	(953)
Sell		DUB	8,465	11/2008	81	0	81
Buy		HSBC	3,759	11/2008	0	(54)	(54)
Sell		HSBC	16,231	11/2008	156	0	156
Buy		JPM	23,561	11/2008	0	(408)	(408)
Sell		UBS	17,159	11/2008	165	0	165
Sell	PHP	BCLY	675,916	11/2008	360	0	360
Sell		DUB	546,194	11/2008	278	0	278
Buy		HSBC	399,000	11/2008	0	(552)	(552)
Buy		JPM	400,100	11/2008	0	(485)	(485)
Sell		JPM	177,753	11/2008	81	0	81
Buy		BCLY	92,700	02/2009	0	(96)	(96)
Buy		DUB	45,000	02/2009	0	(61)	(61)
Buy		HSBC	111,460	02/2009	0	(121)	(121)
Buy		JPM	157,038	02/2009	0	(125)	(125)
Buy		MLP	35,200	02/2009	0	(46)	(46)

See Accompanying Notes	Semiannual Report	September 30, 2008	55

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	MSC	124,400	02/2009	$0	$(141)	$(141)
Buy		RBS	34,500	02/2009	0	(46)	(46)
Buy		LEH	23,500	12/2010	0	(26)	(26)
Sell		LEH	23,500	12/2010	0	(13)	(13)
Buy	PLN	BCLY	219	11/2008	0	(10)	(10)
Buy		DUB	134	11/2008	0	(9)	(9)
Sell		DUB	11,149	11/2008	422	0	422
Buy		JPM	200	11/2008	0	(10)	(10)
Buy		HSBC	542	05/2009	0	(17)	(17)
Buy	RUB	DUB	12,875	11/2008	0	(17)	(17)
Buy		HSBC	654,538	11/2008	0	(2,371)	(2,371)
Buy		JPM	151,167	11/2008	0	(301)	(301)
Buy		UBS	107,721	05/2009	0	(340)	(340)
Buy	SAR	BCLY	18,635	04/2009	0	(75)	(75)
Buy	SGD	BCLY	750	10/2008	0	(22)	(22)
Sell		CITI	8,909	10/2008	19	0	19
Buy		CSFB	3,354	10/2008	0	(106)	(106)
Buy		DUB	1,900	10/2008	0	(68)	(68)
Buy		JPM	12,420	10/2008	0	(419)	(419)
Sell		JPM	13,125	10/2008	44	0	44
Buy		UBS	3,610	10/2008	0	(113)	(113)
Buy		BCLY	1,597	11/2008	0	(52)	(52)
Sell		BCLY	3,335	11/2008	44	0	44
Buy		BOA	1,562	11/2008	0	(60)	(60)
Buy		CITI	2,158	11/2008	0	(31)	(31)
Buy		DUB	1,641	11/2008	0	(55)	(55)
Sell		DUB	3,418	11/2008	46	0	46
Buy		JPM	2,212	11/2008	0	(31)	(31)
Buy		UBS	1,563	11/2008	0	(60)	(60)
Buy		CITI	8,909	12/2008	0	(23)	(23)
Buy		JPM	13,080	12/2008	0	(48)	(48)
Buy	SKK	MSC	13,221	01/2009	0	(55)	(55)
Buy	ZAR	BCLY	5,278	12/2008	0	(21)	(21)
Sell		JPM	90,522	12/2008	429	0	429
Buy		UBS	85,529	12/2008	13	0	13

					$25,568	$(16,365)	$9,203

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$3,134,785	$10,542	$3,145,327
Short Sales, at value	0	(77,668)	0	(77,668)
Other Financial Instruments ++	5,378	(45,797)	1,055	(39,364)

Total	$5,378	$3,011,320	$11,597	$3,028,295

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$10,337	$18	$10	$177	$0	$10,542
Other Financial Instruments ++	(498)	0	0	0	(2,140)	3,693	1,055

Total	$(498)	$10,337	$18	$10	$(1,963)	$3,693	$11,597

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

56	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments  Foreign Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$1,896

Total Aruba (Cost $1,714)			1,896

AUSTRALIA 1.4%

Medallion Trust
2.941% due 05/25/2035		$4,325	4,089

National Australia Bank Ltd.
3.252% due 02/08/2010		1,400	1,399

Puma Finance Ltd.
2.881% due 02/21/2038		6,502	6,169
7.510% due 07/12/2036	AUD	2,687	2,093
7.520% due 08/22/2037		10,438	7,952

Queensland Treasury Corp.
6.000% due 06/14/2011		1,950	1,550

Seven Media Group
9.485% due 02/07/2013		5,736	3,943
10.510% due 02/07/2013		1,390	956

Torrens Trust
7.873% due 10/19/2038		12,738	9,879

Total Australia (Cost $43,561)			38,030

AUSTRIA 0.1%

Kommunalkredit Austria AG
3.250% due 03/01/2011	EUR	2,100	2,852

Total Austria (Cost $3,111)			2,852

BERMUDA 0.1%

Merna Reinsurance Ltd.
4.412% due 07/07/2010		$4,000	3,796

Total Bermuda (Cost $3,974)			3,796

CANADA 6.1%

Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,464

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	19,900	18,880

Canada Housing Trust No. 1
3.550% due 09/15/2013		12,800	11,854
3.950% due 06/15/2013		47,000	44,364
4.550% due 12/15/2012		1,800	1,741

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,634

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	3,357

Daimler Canada Finance, Inc.
4.850% due 03/30/2009		2,400	2,265

Honda Canada Finance, Inc.
3.694% due 03/26/2012		27,000	23,903

Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,184

Province of Ontario Canada
4.700% due 06/02/2037		9,100	8,060
5.850% due 03/08/2033		11,100	11,460
6.200% due 06/02/2031		5,500	5,859

Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,318

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	6,800	$8,945

Total Canada (Cost $169,004)			163,288

CAYMAN ISLANDS 1.7%

Calabash Re Ltd.
11.219% due 01/08/2010		$2,450	2,481

Foundation Re II Ltd.
9.557% due 11/26/2010		1,500	1,490

Green Valley Ltd.
8.562% due 01/10/2011	EUR	3,100	4,354

Longpoint Re Ltd.
8.069% due 05/08/2010		$3,300	3,358

Mizuho Finance Cayman Ltd.
1.835% due 09/28/2049	JPY	300,000	2,821
2.394% due 12/31/2049		100,000	948

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$8,000	6,880

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	3,560

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	1,667

Mystic Re Ltd.
11.811% due 12/05/2008		$500	500

Residential Reinsurance 2007 Ltd.
10.561% due 06/07/2010		5,900	5,930

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	4,027

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,812

Vita Capital III Ltd.
3.891% due 01/01/2011		$4,000	3,874

Total Cayman Islands (Cost $49,129)			44,702

DENMARK 0.5%

Nykredit Realkredit A/S
5.000% due 10/01/2038	DKK	22,991	3,861

Realkredit Danmark A/S
5.000% due 10/01/2038		59,071	10,140

Total Denmark (Cost $14,186)			14,001

FRANCE 4.4%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	7,000	9,724

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		7,600	6,990

CM-CIC Covered Bonds
5.250% due 06/09/2010		8,100	11,443

Credit Agricole S.A.
2.809% due 05/28/2009		$10,800	10,757
6.637% due 05/29/2049		5,900	3,982

France Government Bond
4.000% due 04/25/2014	EUR	300	420
4.000% due 10/25/2038		21,100	26,229
4.000% due 04/25/2055		1,100	1,339
4.750% due 04/25/2035		5,800	8,151
5.500% due 04/25/2029		4,200	6,469
5.750% due 10/25/2032		9,300	14,875

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Societe Generale
5.922% due 04/29/2049		$2,000	$1,643

Vivendi
5.750% due 04/04/2013		10,800	10,569
6.625% due 04/04/2018		6,400	6,167

Total France (Cost $127,391)			118,758

GERMANY 12.8%

Bundesobligation
3.500% due 04/12/2013	EUR	7,700	10,710

Deutsche Bank AG
5.375% due 10/12/2012		$9,200	8,872
6.000% due 09/01/2017		1,500	1,419

Eurohypo AG
4.250% due 11/20/2012	EUR	16,200	22,327

Republic of Germany
4.250% due 07/04/2039		48,400	64,293
4.750% due 07/04/2034		10,600	15,138
4.750% due 07/04/2040		7,700	11,090
5.500% due 01/04/2031		17,500	27,367
5.625% due 01/04/2028		41,700	65,811
6.250% due 01/04/2030		69,140	117,389

Total Germany (Cost $352,583)			344,416

ICELAND 0.2%

Glitnir Banki HF
3.226% due 01/21/2011		$3,000	2,285

Kaupthing Bank HF
5.750% due 10/04/2011		2,900	2,307

Total Iceland (Cost $5,890)			4,592

IRELAND 1.4%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,000	2,831

Bank of Ireland
3.072% due 12/19/2008		$7,000	6,989

Cars Alliance Funding PLC
5.079% due 10/08/2023	EUR	1,800	2,456

Immeo Residential Finance PLC
5.118% due 12/15/2016		4,920	6,164

Ireland Government Bond
4.400% due 06/18/2019		10,600	14,553

Osiris Capital PLC
7.791% due 01/15/2010		$1,000	1,006

SC Germany Auto
4.585% due 08/11/2015	EUR	3,585	4,985

Total Ireland (Cost $42,001)			38,984

ITALY 1.0%

Asset-Backed European Securitisation Transaction SRL
5.067% due 10/01/2015	EUR	13,000	18,006

Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009		700	980
4.250% due 08/01/2014		1,100	1,534
4.500% due 05/01/2009		1,000	1,411

Locat Securitisation Vehicle SRL
5.139% due 12/12/2024		4,297	5,788

Total Italy (Cost $29,310)			27,719

See Accompanying Notes	Semiannual Report	September 30, 2008	57

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
JAPAN 34.7%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	$397

Japan Government Bond
0.900% due 12/20/2012	JPY	230,000	2,155
1.100% due 09/20/2012		17,780,000	168,126
1.200% due 03/20/2012		3,360,000	31,885
1.500% due 12/20/2017		19,700,000	187,275
1.600% due 09/20/2013		1,660,000	16,039
1.800% due 06/20/2017		7,460,000	72,788
2.300% due 06/20/2035		3,530,000	33,197
2.400% due 03/20/2034		580,000	5,571
2.500% due 09/20/2035		2,710,000	26,544
2.500% due 03/20/2036		210,000	2,053
2.500% due 09/20/2036		6,070,000	59,335
2.500% due 09/20/2037		3,340,000	32,728

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,013,760	8,959
1.000% due 06/10/2016		2,742,220	24,467
1.100% due 12/10/2016		6,083,430	54,446
1.200% due 03/10/2017		173,740	1,563
1.200% due 06/10/2017		10,711,610	95,921
1.200% due 12/10/2017		4,114,630	36,750
1.400% due 06/10/2018		6,736,080	61,020

Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	2,576

Sumitomo Mitsui Banking Corp.
1.718% due 12/31/2049	JPY	300,000	2,824
1.762% due 12/31/2049		300,000	2,826
1.844% due 12/01/2049		400,000	3,779

Total Japan (Cost $905,969)			933,224

JERSEY, CHANNEL ISLANDS 0.4%

HBOS Capital Funding LP
9.540% due 03/31/2049	GBP	3,900	5,712

HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852	4,457

Total Jersey, Channel Islands (Cost $13,101)			10,169

LUXEMBOURG 0.3%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$6,000	5,908

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008		3,100	3,097

Total Luxembourg (Cost $9,098)			9,005

MEXICO 0.1%

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$3,000	2,908

Total Mexico (Cost $3,000)			2,908

NETHERLANDS 2.0%

Arena BV
5.084% due 12/17/2064	EUR	2,930	3,943

Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$1,600	1,548

Generali Finance BV
5.479% due 02/28/2049	EUR	2,000	2,000

Globaldrive BV
4.713% due 06/20/2015		6,299	8,779
4.873% due 06/20/2015		1,500	1,919

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Netherlands Government Bond
4.000% due 01/15/2037	EUR	4,600	$5,761
4.250% due 07/15/2013		400	569

Rabobank Nederland NV
3.209% due 05/19/2010		$27,900	27,836

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009		1,400	1,399

Total Netherlands (Cost $55,735)			53,754

NETHERLANDS ANTILLES 0.1%

BTMU Curacao Holdings
1.470% due 12/31/2049	JPY	300,000	2,827

Total Netherlands Antilles (Cost $2,554)			2,827

NEW ZEALAND 0.5%

ANZ National International Ltd.
6.200% due 07/19/2013		$12,920	12,837

Total New Zealand (Cost $12,929)			12,837

NORWAY 0.4%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	8,000	11,140

Total Norway (Cost $12,310)			11,140

PORTUGAL 0.4%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	7,900	11,195

Total Portugal (Cost $12,407)			11,195

RUSSIA 0.4%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	600	640

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$11,921	11,265

Total Russia (Cost $12,570)			11,905

SOUTH KOREA 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	7,018

Total South Korea (Cost $8,159)			7,018

SPAIN 1.4%

Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	300	407

Bankinter S.A.
5.000% due 05/14/2010		5,200	7,250

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$7,000	6,531

Santander U.S. Debt S.A. Unipersonal
2.874% due 11/20/2009		4,000	3,963

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Spain Government Bond
4.200% due 01/31/2037	EUR	600	$746
5.750% due 07/30/2032		11,150	17,302
6.150% due 01/31/2013		1,000	1,455

Total Spain (Cost $39,095)			37,654

SUPRANATIONAL 0.1%

European Investment Bank
4.250% due 12/07/2010	GBP	1,600	2,821

Total Supranational (Cost $3,240)			2,821

SWEDEN 2.1%

Stadshypotek AB
6.000% due 06/15/2011	SEK	9,000	1,338

Swedbank Hypotek AB
4.000% due 06/15/2011		397,000	54,955

Total Sweden (Cost $58,839)			56,293

SWITZERLAND 2.5%

Credit Suisse New York
5.000% due 05/15/2013		$28,600	26,530

UBS AG
3.714% due 05/05/2010		1,500	1,494
3.982% due 06/19/2010		11,500	11,480
5.750% due 04/25/2018		24,000	20,911
5.875% due 12/20/2017		7,500	6,671

Total Switzerland (Cost $72,889)			67,086

TUNISIA 0.1%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	3,000	3,393

Total Tunisia (Cost $3,631)			3,393

UKRAINE 0.0%

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,000	919

Total Ukraine (Cost $1,210)			919

UNITED KINGDOM 5.5%

Barclays Bank PLC
6.050% due 12/04/2017		$20,100	18,726
7.434% due 09/29/2049		7,500	6,113
7.700% due 04/29/2049		6,300	5,552
8.250% due 02/28/2049	GBP	2,400	3,813

HBOS PLC
5.920% due 09/29/2049		$8,400	4,958

HSBC Holdings PLC
6.500% due 05/02/2036		6,300	5,221

Opera Finance PLC
5.153% due 01/15/2015	EUR	4,350	5,555

Pearson Dollar Finance PLC
5.700% due 06/01/2014		$6,800	6,573

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		2,500	2,504
6.250% due 05/06/2018		8,000	7,688

58	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	8,900	$8,104

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	969

TI Group PLC
7.875% due 07/12/2010	GBP	8,000	14,566

United Kingdom Gilt
4.000% due 03/07/2009		11,000	19,593
4.250% due 06/07/2032		16,200	27,185
4.250% due 03/07/2036		900	1,526
4.500% due 12/07/2042		700	1,239
4.750% due 06/07/2010		40	72
5.000% due 03/07/2012		1,500	2,742
5.750% due 12/07/2009		2,000	3,634

Weather Investments II SARL
11.473% due 11/26/2014	EUR	1,000	1,386

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$500	481

Total United Kingdom (Cost $164,551)			148,200

UNITED STATES 92.6%

ASSET-BACKED SECURITIES 6.8%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$3,785	3,604

Amortizing Residential Collateral Trust
3.497% due 07/25/2032		1	1
3.907% due 10/25/2031		4	4

Argent Securities, Inc.
3.257% due 10/25/2036		2,379	2,327

Asset-Backed Funding Certificates
3.267% due 10/25/2036		1,583	1,548
3.557% due 06/25/2034		4,406	3,605

BA Credit Card Trust
3.068% due 04/15/2013		2,100	2,055
3.188% due 12/15/2014		7,500	7,173
3.688% due 12/16/2013		12,000	11,795

Bear Stearns Asset-Backed Securities Trust
3.657% due 03/25/2043		6	5

Chase Credit Card Master Trust
2.598% due 02/15/2011		1,450	1,449

Chase Issuance Trust
2.508% due 03/15/2013		10,000	9,642
3.388% due 05/16/2011		7,200	7,192

CIT Group Home Equity Loan Trust
3.497% due 03/25/2033		8	8

Citibank Omni Master Trust
4.188% due 03/20/2013		15,700	15,669

Citigroup Mortgage Loan Trust, Inc.
3.277% due 05/25/2037 (l)		1,245	1,131

Community Program Loan Trust
4.500% due 10/01/2018		540	539

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		571	529
6.681% due 12/01/2033		502	482

Countrywide Asset-Backed Certificates
3.257% due 03/25/2047		1,709	1,672
3.267% due 09/25/2046		297	296
3.307% due 09/25/2047		5,944	5,608
3.687% due 12/25/2031		3	2

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032		3	2

Ford Credit Auto Owner Trust
2.508% due 12/15/2009		1,077	1,076
2.776% due 06/15/2009		11,513	11,498

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.388% due 01/15/2011	$15,200	$15,042
3.908% due 06/15/2012	11,100	10,819

Fremont Home Loan Trust
3.277% due 02/25/2037	2,209	2,165

GSAMP Trust
3.497% due 03/25/2034	19	18

HFC Home Equity Loan Asset-Backed Certificates
3.538% due 09/20/2033	727	670

Home Equity Mortgage Trust
5.500% due 01/25/2037	562	135

HSI Asset Securitization Corp. Trust
3.317% due 04/25/2037	289	263

Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	174	170

Lehman XS Trust
3.277% due 05/25/2046	148	143
3.287% due 06/25/2046	171	167
3.287% due 11/25/2046	5,126	4,900
3.357% due 04/25/2037	8,687	7,242
3.437% due 06/25/2046	715	295
3.447% due 11/25/2046	769	313
3.527% due 11/25/2046	1,000	386

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	360	277

Merrill Lynch Mortgage Investors, Inc.
3.257% due 05/25/2037	124	122
3.277% due 08/25/2036	1,892	1,840
3.277% due 07/25/2037	3,611	3,524
3.287% due 09/25/2037	3,137	3,057

Morgan Stanley Home Equity Loan Trust
3.317% due 02/25/2036	1,466	1,453

Morgan Stanley Mortgage Loan Trust
3.567% due 04/25/2037	1,100	556

Nelnet Student Loan Trust
2.890% due 07/25/2016	51	51

Renaissance Home Equity Loan Trust
3.707% due 12/25/2033	986	822

Residential Asset Mortgage Products, Inc.
3.287% due 10/25/2036	3,706	3,456

Residential Asset Securities Corp.
3.287% due 10/25/2036	2,661	2,626
3.707% due 07/25/2032	13	10

SACO I, Inc.
3.267% due 05/25/2036	477	425

Saxon Asset Securities Trust
3.267% due 10/25/2046	3,339	3,267
3.727% due 08/25/2032	2	2

SBI HELOC Trust
3.377% due 08/25/2036	3,888	3,798

Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037	805	760
3.267% due 03/25/2036	23	23

SLM Student Loan Trust
2.790% due 07/25/2017	239	238
2.810% due 10/26/2015	265	264
3.264% due 10/27/2014	3,000	2,984
3.364% due 10/25/2017	15,700	15,254

Structured Asset Securities Corp.
3.607% due 05/25/2034	10	8

Washington Mutual Asset-Backed Certificates
3.267% due 10/25/2036	570	539

Wells Fargo Home Equity Trust
3.437% due 10/25/2035	2,558	2,478
3.447% due 11/25/2035	2,466	2,414

		181,888

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.820% due 08/03/2012		$21,874	$14,858

Ford Motor Co.
5.490% due 12/16/2013		756	500

Georgia-Pacific Corp.
4.219% due 12/20/2012		174	154
4.551% due 12/20/2012		211	187
4.567% due 12/20/2012		2,429	2,152

HCA, Inc.
6.012% due 11/18/2013		4,038	3,551

MGM Mirage
3.409% due 10/03/2011		200	179
3.418% due 10/03/2011		200	179
3.437% due 10/03/2011		120	108
3.671% due 10/03/2011		300	259
3.805% due 10/03/2011		80	57
4.010% due 10/03/2011		100	86

			22,270

CORPORATE BONDS & NOTES 29.0%

ACE INA Holdings, Inc.
5.600% due 05/15/2015		1,500	1,422
5.875% due 06/15/2014		1,000	983

Allstate Life Global Funding II
3.461% due 05/21/2010		21,600	21,495

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		6,800	6,571

American Express Bank FSB
2.637% due 06/12/2012		3,500	3,158
5.500% due 04/16/2013		13,700	12,551

American Express Co.
7.000% due 03/19/2018		15,500	13,703

American Express Credit Corp.
5.109% due 05/27/2010		9,900	9,314
5.875% due 05/02/2013		4,100	3,782

American International Group, Inc.
4.250% due 05/15/2013		1,100	629
4.875% due 03/15/2067	EUR	5,200	1,281
5.850% due 01/16/2018		$7,900	3,971
8.000% due 05/22/2038	EUR	18,700	5,002
8.175% due 05/15/2058		$12,900	2,067
8.250% due 08/15/2018		5,000	2,909

Amgen, Inc.
2.889% due 11/28/2008		3,100	3,092

AT&T, Inc.
3.014% due 11/14/2008		1,000	998
6.300% due 01/15/2038		2,900	2,403

AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,573
7.125% due 08/01/2018		700	708

Bank of America Corp.
2.918% due 11/06/2009		4,100	4,010
3.048% due 10/14/2016		1,600	1,373
4.750% due 05/23/2017	EUR	8,700	10,932
8.000% due 12/29/2049		$19,300	15,297
8.125% due 12/29/2049		13,200	10,681

Bank of America N.A.
3.404% due 05/12/2010		500	494

Bear Stearns Cos. LLC
6.950% due 08/10/2012		11,900	12,032
7.250% due 02/01/2018		20,000	19,279

BellSouth Corp.
5.200% due 09/15/2014		1,400	1,314

Boston Scientific Corp.
6.400% due 06/15/2016		2,700	2,578

See Accompanying Notes	Semiannual Report	September 30, 2008	59

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cameron International Corp.
6.375% due 07/15/2018		$6,000	$5,613

CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,450

Charter One Bank N.A.
2.845% due 04/24/2009		9,000	8,982

CIT Group, Inc.
2.925% due 06/08/2009		7,500	6,414

Citigroup Funding, Inc.
3.852% due 05/07/2010		8,300	7,830

Citigroup, Inc.
3.809% due 12/26/2008		5,200	5,164
5.500% due 04/11/2013		12,900	11,271
6.000% due 08/15/2017		9,400	7,976
6.125% due 11/21/2017		19,800	16,808
6.125% due 05/15/2018		16,100	13,354
8.400% due 04/29/2049		5,100	3,478

Clorox Co.
5.450% due 10/15/2012		2,600	2,593

CNA Financial Corp.
5.850% due 12/15/2014		6,000	5,619
6.000% due 08/15/2011		2,000	1,997

Comcast Corp.
3.088% due 07/14/2009		7,600	7,438

Computer Sciences Corp.
6.500% due 03/15/2018		5,600	5,388

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009		5,548	5,494

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		2,600	2,471

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,728

CVS Caremark Corp.
3.111% due 06/01/2010		5,900	5,653
5.750% due 08/15/2011		700	712

Daimler Finance North America LLC
3.169% due 03/13/2009		5,800	5,779
4.875% due 06/15/2010		700	697
5.750% due 09/08/2011		1,100	1,088

EchoStar DBS Corp.
6.375% due 10/01/2011		500	461

Edison Mission Energy
7.000% due 05/15/2017		300	272

Entergy Gulf States, Inc.
3.565% due 12/08/2008		504	503

Erac USA Finance Co.
6.375% due 10/15/2017		1,300	1,035

Exelon Corp.
4.900% due 06/15/2015		2,300	2,027

General Electric Capital Corp.
2.919% due 06/15/2009		500	497
3.712% due 05/22/2013		6,400	6,114
6.375% due 11/15/2067		5,100	4,131

GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018		4,800	4,566

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	2,105
6.750% due 12/01/2014		$3,200	1,229

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (l)	CAD	4,800	3,712
5.375% due 02/15/2013	EUR	3,800	4,465
5.950% due 01/18/2018		$5,000	4,132
6.150% due 04/01/2018		7,000	5,830
6.250% due 09/01/2017		22,500	18,867

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HCP, Inc.
5.650% due 12/15/2013		$8,000	$7,052
5.950% due 09/15/2011		700	662
6.700% due 01/30/2018		2,900	2,436

HJ Heinz Co.
6.428% due 12/01/2020		3,100	3,106

HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,785

Home Depot, Inc.
2.944% due 12/16/2009		5,700	5,364
5.400% due 03/01/2016		8,000	6,815

HRPT Properties Trust
5.750% due 11/01/2015		8,250	7,070

International Lease Finance Corp.
5.300% due 05/01/2012		8,000	5,824
5.400% due 02/15/2012		2,400	1,782
6.625% due 11/15/2013		8,000	4,909

JC Penney Corp., Inc.
8.000% due 03/01/2010		2,200	2,245

JPMorgan Chase & Co.
2.537% due 05/07/2010		12,000	11,873
5.058% due 02/22/2021	CAD	3,100	2,653
6.000% due 01/15/2018		$12,050	11,007

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	7,600	7,729

JPMorgan Chase Capital XX
6.550% due 09/29/2036		$3,000	2,207

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300	4,567

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000	6,860

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		10,300	1,339
5.625% due 01/24/2013 (a)		14,700	1,911
6.875% due 05/02/2018 (a)		14,600	1,898

Lennar Corp.
5.950% due 10/17/2011		700	570

Loews Corp.
5.250% due 03/15/2016		800	772

Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009		700	684

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,854

Masco Corp.
5.875% due 07/15/2012		700	669
6.125% due 10/03/2016		30,000	26,106

Maytag Corp.
5.000% due 05/15/2015		2,200	1,996

McKesson Corp.
5.700% due 03/01/2017		1,900	1,796

Merck & Co., Inc.
4.750% due 03/01/2015		2,200	2,166

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008		4,300	4,297
2.894% due 08/14/2009		1,000	965
5.054% due 05/12/2010		27,800	26,827
6.875% due 04/25/2018		22,200	19,674

Metropolitan Life Global Funding I
2.847% due 05/17/2010		6,000	5,924
5.125% due 04/10/2013		12,800	12,447

Midwest Generation LLC
8.300% due 07/02/2009		460	466

Morgan Stanley
2.852% due 05/07/2009		6,000	5,203
3.235% due 10/18/2016		2,200	1,436

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.271% due 10/15/2015	$7,200	$3,933
4.904% due 05/14/2010	16,300	11,905
6.000% due 04/28/2015	21,000	14,306
6.250% due 08/28/2017	1,200	745

NGPL Pipe Co. LLC
7.119% due 12/15/2017	400	380
7.768% due 12/15/2037	7,700	7,554

NiSource Finance Corp.
5.400% due 07/15/2014	800	735

PPG Industries, Inc.
6.650% due 03/15/2018	8,000	7,914

Pricoa Global Funding I
3.613% due 06/04/2010	35,000	34,842

Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,500	5,488

ProLogis
5.625% due 11/15/2015	8,000	7,008

Prudential Financial, Inc.
6.625% due 12/01/2037	8,900	7,477

Qwest Corp.
6.069% due 06/15/2013	1,500	1,282

Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,000	1,726

Raychem Corp.
7.200% due 10/15/2008	200	200

Reynolds American, Inc.
7.250% due 06/01/2013	8,000	8,229

Sara Lee Corp.
6.250% due 09/15/2011	1,600	1,616

Sealed Air Corp.
5.625% due 07/15/2013	2,300	2,261

Simon Property Group LP
6.125% due 05/30/2018	8,000	7,099

Southwest Airlines Co.
5.125% due 03/01/2017	3,300	2,851

Sprint Capital Corp.
8.375% due 03/15/2012	2,900	2,612
8.750% due 03/15/2032	1,100	860

State Street Capital Trust IV
3.819% due 06/15/2037	5,900	3,907

SUPERVALU, Inc.
7.500% due 11/15/2014	400	390

Target Corp.
7.000% due 01/15/2038	6,300	5,931

Time Warner, Inc.
3.034% due 11/13/2009	8,500	8,163

Tyco International Ltd.
7.000% due 12/15/2019	7,500	7,240

U.S. Bancorp
3.739% due 04/28/2009	4,300	4,277

United Airlines, Inc.
9.060% due 06/17/2015 (a)	174	2

Universal Health Services, Inc.
7.125% due 06/30/2016	1,000	1,015

Valero Energy Corp.
6.125% due 06/15/2017	2,000	1,875

Verizon Communications, Inc.
6.100% due 04/15/2018	5,200	4,807

Viacom, Inc.
5.750% due 04/30/2011	2,800	2,722

Wachovia Corp.
5.500% due 05/01/2013	12,600	10,434

60	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo & Co.
4.375% due 01/31/2013	$7,000	$6,441

Wyeth
6.950% due 03/15/2011	1,900	2,006

Xerox Corp.
9.750% due 01/15/2009	2,400	2,440

		781,164

MORTGAGE-BACKED SECURITIES 13.7%

Adjustable Rate Mortgage Trust
5.139% due 09/25/2035	644	512

American Home Mortgage Assets
3.397% due 09/25/2046	2,977	1,826
3.437% due 09/25/2046	814	318
3.775% due 11/25/2046	7,456	3,754

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,194	957

Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049	6,798	6,524

Banc of America Funding Corp.
5.986% due 10/20/2046	4,819	3,157
6.129% due 01/20/2047	893	606

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	2,712	2,458

BCAP LLC Trust
3.377% due 01/25/2037	12,221	7,544

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	13,058	12,278
4.150% due 08/25/2035	5,842	5,509
4.417% due 05/25/2034	2,252	2,079
4.476% due 02/25/2034	120	97
4.550% due 08/25/2035	4,545	4,347
4.625% due 10/25/2035	7,585	6,843
4.630% due 05/25/2034	599	576
4.644% due 10/25/2033	985	948
5.600% due 02/25/2033	141	131
5.732% due 02/25/2036	1,247	953

Bear Stearns Alt-A Trust
5.504% due 09/25/2035	4,652	3,753
5.775% due 11/25/2036	3,277	2,126
5.787% due 11/25/2036	6,238	4,186
5.891% due 02/25/2036	6,783	4,684
5.899% due 11/25/2036	1,801	1,113
6.250% due 08/25/2036	4,420	2,761

Bear Stearns Commercial Mortgage Securities
2.598% due 03/15/2019	148	139
5.540% due 09/11/2041	2,600	2,322

Bella Vista Mortgage Trust
3.438% due 05/20/2045	77	53

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	38	36
5.889% due 12/10/2049	3,900	3,334

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,528	3,366
4.748% due 08/25/2035	3,283	3,124
4.900% due 10/25/2035	10,571	9,671
5.666% due 07/25/2046	5,547	4,306

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	11,800	9,876

Commercial Mortgage Pass-Through Certificates
2.708% due 02/05/2019	300	285

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	5,115	3,119
3.398% due 03/20/2046	174	108
3.417% due 05/25/2035	3,321	2,119
3.417% due 07/25/2046	3,208	2,024
3.457% due 09/25/2046	1,700	639

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.467% due 07/25/2046	$1,300	$413
3.468% due 09/20/2046	1,700	692
3.487% due 02/25/2037	141	92
3.557% due 05/25/2037	1,767	1,009
3.557% due 06/25/2037	975	391
3.627% due 12/25/2035	878	385
4.355% due 11/25/2035	1,363	896
4.895% due 11/25/2035	1,064	711
5.250% due 06/25/2035	1,096	907
6.000% due 01/25/2037	4,371	3,089
6.000% due 04/25/2037	3,647	2,283
6.250% due 08/25/2037	1,390	836

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	250	159
3.527% due 03/25/2035	2,317	1,303
3.537% due 02/25/2035	167	106
3.547% due 02/25/2035	247	172
3.547% due 03/25/2036	1,250	532
4.723% due 08/25/2034	338	268
5.230% due 01/20/2035	874	756
5.250% due 02/20/2036	2,144	1,665
5.547% due 04/20/2036	1,286	1,035
6.092% due 09/25/2047	3,759	2,922

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	11,200	9,734
6.500% due 07/26/2036	1,557	1,125

CS First Boston Mortgage Securities Corp.
3.857% due 03/25/2034	650	576
4.557% due 08/25/2033	907	902
5.077% due 07/25/2033	118	112

CSAB Mortgage-Backed Trust
3.307% due 06/25/2036	85	85

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	430	403
3.307% due 10/25/2036	2,418	2,373
5.500% due 12/25/2035	1,600	1,063
6.300% due 07/25/2036	1,600	1,129

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	164	161
4.593% due 12/25/2033	747	703
5.357% due 08/25/2035	563	487
6.250% due 08/25/2017	1,436	1,401

GMAC Mortgage Corp. Loan Trust
4.282% due 06/25/2034	146	103
5.500% due 09/25/2034	1,631	1,617

Greenpoint Mortgage Funding Trust
3.387% due 01/25/2037	2,592	1,573
3.407% due 12/25/2046	1,500	547
3.417% due 04/25/2036	1,463	907
3.427% due 06/25/2045	854	670
3.477% due 11/25/2045	180	114

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	133	130

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	63	57

GSR Mortgage Loan Trust
4.496% due 03/25/2033	967	913
4.539% due 09/25/2035	935	801

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	2,376	2,189
3.220% due 09/19/2037	1,442	879
3.220% due 01/19/2038	8,405	5,080
3.250% due 05/19/2035	1,551	1,003
3.270% due 03/19/2037	156	96
3.378% due 08/21/2036	3,410	2,099
3.400% due 02/19/2034	14	13
5.145% due 07/19/2035	278	242
5.150% due 05/19/2033	1,237	1,163

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	6,566	3,560

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Indymac Index Mortgage Loan Trust
3.417% due 05/25/2046	$2,521	$1,537
3.447% due 04/25/2037	475	273
3.497% due 11/25/2036	1,831	736
5.000% due 08/25/2035	889	481
5.048% due 12/25/2034	380	311
5.425% due 09/25/2035	900	612

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,847	2,159

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	500	431
5.429% due 12/12/2043	4,000	3,484

JPMorgan Mortgage Trust
4.376% due 11/25/2033	877	855
5.021% due 02/25/2035	2,779	2,423
5.375% due 08/25/2035	1,400	1,116

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	200	198

Lehman XS Trust
3.287% due 07/25/2046	1,110	1,091

Luminent Mortgage Trust
3.377% due 12/25/2036	10,146	6,198

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	759	480
3.547% due 05/25/2047	1,500	538
4.128% due 07/25/2034	762	736

MASTR Alternative Loans Trust
3.607% due 03/25/2036	1,029	565

MASTR Asset Securitization Trust
5.500% due 11/25/2017	357	346

Mellon Residential Funding Corp.
2.928% due 12/15/2030	19	17

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,800	3,184
6.156% due 08/12/2049	8,502	7,403

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	11,008	8,948
3.457% due 08/25/2036	856	592
6.013% due 02/25/2033	356	348

Merrill Lynch Mortgage Trust
3.585% due 10/12/2041	103	102

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	2,359	2,137
4.207% due 10/25/2035	3,565	3,243
4.352% due 10/25/2035	6,932	6,476

Morgan Stanley Capital I
5.692% due 04/15/2049	1,500	1,278

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	502	378
5.654% due 02/25/2036	966	615
5.820% due 03/25/2047	1,300	998
6.138% due 03/25/2047	1,100	713

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	3,460	1,974
3.387% due 06/25/2046	7,417	4,652
3.417% due 04/25/2046	202	130
3.512% due 09/25/2046	2,200	465
5.665% due 09/25/2035	1,209	942

Residential Asset Securitization Trust
3.657% due 12/25/2036	855	467
5.750% due 02/25/2036	1,619	1,280
6.250% due 10/25/2036	1,000	556
6.500% due 08/25/2036	1,500	827

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	619	533

See Accompanying Notes	Semiannual Report	September 30, 2008	61

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
3.427% due 05/25/2037	$245	$150
4.065% due 01/25/2035	83	49
4.180% due 02/25/2034	610	525
4.590% due 04/25/2034	1,416	1,267
6.000% due 10/25/2037	1,221	806

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	7,396	5,733
3.397% due 07/25/2046	2,320	1,433
3.427% due 05/25/2036	6,298	3,884
3.437% due 05/25/2045	1,089	730
3.457% due 09/25/2047	826	320
3.517% due 12/25/2035	79	49
4.355% due 08/25/2047	3,876	2,183

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	200	146

Thornburg Mortgage Securities Trust
3.327% due 09/25/2046	4,879	4,574

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	7,136	6,522

WaMu Mortgage Pass-Through Certificates
2.990% due 11/25/2034	1,891	1,200
3.427% due 07/25/2046	885	693
3.437% due 04/25/2045	2,446	1,604
3.467% due 11/25/2045	562	356
3.477% due 12/25/2045	2,006	1,297
3.497% due 10/25/2045	243	154
3.517% due 01/25/2045	467	312
3.527% due 01/25/2045	342	234
3.555% due 02/25/2047	2,552	1,344
3.595% due 01/25/2047	2,317	1,261
3.615% due 04/25/2047	4,806	2,781
3.675% due 12/25/2046	7,749	4,106
3.747% due 12/25/2027	1,402	1,208
3.835% due 06/25/2046	4,091	2,482
3.855% due 02/25/2046	133	80
4.134% due 08/25/2034	3,830	3,270
4.198% due 10/25/2046	3,183	2,071
4.229% due 03/25/2034	2,397	2,310
4.255% due 06/25/2042	283	257
4.255% due 08/25/2042	142	127
4.274% due 05/25/2041	51	47
4.329% due 07/25/2046	1,512	1,123
4.559% due 06/25/2033	305	298
4.569% due 09/25/2033	29,695	29,703
5.542% due 04/25/2037	4,211	3,136
5.613% due 12/25/2036	4,475	3,513
5.711% due 02/25/2037	3,353	2,476

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.457% due 07/25/2046	494	208
3.795% due 07/25/2046	1,414	773
3.825% due 05/25/2046	4,248	2,473

Washington Mutual MSC Mortgage Pass-Through Certificates
6.044% due 02/25/2033	14	14

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	5,934	5,251
5.547% due 04/25/2036	1,542	1,007
5.774% due 04/25/2036	1,144	777

		368,338

MUNICIPAL BONDS & NOTES 2.0%

Arkansas State Northern Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	3,254

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	5,600	4,666

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.136% due 01/01/2014	$630	$371

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	3,000	3,058
6.899% due 12/01/2040	11,700	12,184

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	6,900	5,822
5.000% due 06/01/2038	4,600	3,798

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	895	768

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	9,700	8,742

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,341
5.000% due 06/01/2041	500	317

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	330	214

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	105

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	7,500	7,027

South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023	1,500	1,449

		54,116

U.S. GOVERNMENT AGENCIES 38.0%

Fannie Mae
3.267% due 12/25/2036 - 07/25/2037	5,432	5,018
3.327% due 03/25/2034	35	34
3.357% due 08/25/2034	28	27
3.407% due 10/27/2037	15,400	14,185
3.457% due 06/25/2044	15	15
3.607% due 06/25/2029	37	37
3.681% due 06/01/2035	208	208
4.000% due 02/01/2014 - 04/01/2014 (g)	3,872	3,821
4.278% due 06/01/2043 - 10/01/2044	726	724
4.361% due 03/01/2033	266	266
4.500% due 02/01/2013 - 05/01/2013 (g)	3,917	3,913
4.503% due 11/01/2034 (g)	4,184	4,217
4.818% due 09/01/2035 (g)	994	982
4.880% due 12/01/2015 (g)	1,889	1,831
4.942% due 12/01/2034	215	218
4.990% due 10/01/2015 (g)	20,375	19,900
5.000% due 02/01/2013 - 11/01/2038	55,764	54,213
5.000% due 03/01/2013 - 05/01/2038 (g)	6,704	6,554
5.055% due 11/01/2015 (g)	10,389	10,176
5.140% due 11/01/2015 (g)	3,393	3,339
5.168% due 12/01/2036	376	377
5.180% due 11/01/2015 (g)	3,248	3,202
5.220% due 12/01/2015 (g)	13,200	13,037
5.360% due 01/01/2016 (g)	994	989
5.471% due 05/01/2026	28	29
5.490% due 10/01/2015	643	644

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 05/25/2027 - 11/01/2038	$98,416	$98,183
5.500% due 02/01/2033 - 02/01/2048 (g)	330,199	329,573
5.700% due 08/01/2018 (g)	3,741	3,731
6.000% due 01/01/2023 - 07/25/2044	23,194	23,503
6.000% due 09/01/2024 - 10/01/2037 (g)	58,704	59,573
6.500% due 09/01/2024 - 10/01/2037 (g)	6,595	6,773
6.500% due 04/01/2035 - 06/25/2044	15,311	15,701

Federal Housing Administration
6.896% due 07/01/2020	1,138	1,126
7.430% due 09/01/2022 - 11/01/2022	83	84

Freddie Mac
2.838% due 12/15/2030	495	488
2.938% due 12/15/2031	160	159
3.467% due 08/25/2031	66	59
4.500% due 07/15/2018	2,448	2,452
4.883% due 10/01/2035 (g)	855	858
4.894% due 11/01/2035 (g)	991	981
5.000% due 11/15/2021 - 12/15/2031	9,059	9,004
5.028% due 08/01/2035 (g)	1,133	1,126
5.098% due 10/01/2035 (g)	968	965
5.226% due 03/01/2036 (g)	1,046	1,057
5.278% due 09/01/2035	224	225
5.500% due 06/01/2036 (g)	3,806	3,794
5.500% due 10/01/2038	86,500	85,946
5.860% due 06/01/2024	63	64
6.000% due 09/01/2021 - 11/01/2023 (g)	4,804	4,896
7.000% due 09/01/2036 (g)	6,007	6,248

Ginnie Mae
4.500% due 09/15/2033	40	38
5.125% due 10/20/2029	41	42
6.000% due 08/20/2034 - 10/01/2038	58,469	59,067
6.000% due 07/20/2038 - 09/20/2038 (g)	9,193	9,331
6.500% due 10/01/2038	144,000	147,352

Small Business Administration
4.625% due 02/01/2025	866	828
4.754% due 08/10/2014	52	50
5.110% due 04/01/2025	1,969	1,944

		1,023,177

U.S. TREASURY OBLIGATIONS 2.3%

U.S. Treasury Notes
4.250% due 08/15/2013	58,500	62,175

Total United States (Cost $2,730,569)		2,493,128

SHORT-TERM INSTRUMENTS 6.3%

REPURCHASE AGREEMENTS 1.0%

State Street Bank and Trust Co.
0.100% due 10/01/2008	8,350	8,350
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $8,520. Repurchase proceeds are $8,350.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	19,402	19,402
(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/03/2008 valued at $19,791. Repurchase proceeds are $19,403.)

		27,752

62	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 5.3%
1.155% due 10/16/2008 - 12/26/2008 (b)(c)(d)(e)(f)	$141,832	$140,994

Total Short-Term Instruments (Cost $169,278)		168,746

PURCHASED OPTIONS (j) 1.0%
(Cost $21,722)		25,308

Total Investments 181.0% (Cost $5,154,710)		$4,872,564

Written Options (k) (1.0%) (Premiums $22,810)		(25,963)

Other Assets and Liabilities (Net) (80.0%)		(2,155,055)

Net Assets 100.0%		$2,691,546

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $42,005 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $65,487 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $3,952 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $597 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $409,100 at a weighted average interest rate of 2.47%. On September 30, 2008, securities valued at $500,309 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $22,368 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Long	12/2008	90	$33
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	312	269
90-Day Euribor December Futures	Long	12/2008	1,341	339
90-Day Euribor June Futures	Long	06/2009	229	391
90-Day Euribor March Futures	Long	03/2009	1,074	1,465
90-Day Euribor March Futures Put Options Strike @EUR 95.250	Short	03/2009	945	40
90-Day Eurodollar December Futures	Long	12/2008	1,989	(3,008)
90-Day Eurodollar December Futures	Long	12/2009	3,017	2,018
90-Day Eurodollar March Futures	Long	03/2009	742	(598)
90-Day Eurodollar March Futures	Long	03/2010	95	45
90-Day Eurodollar October Futures	Long	10/2008	1,257	(3,475)
Australia Government 3-Year Bond December Futures	Short	12/2008	316	(181)
Australia Government 10-Year Bond December Futures	Short	12/2008	486	(452)
Euro-Bobl December Futures	Short	12/2008	948	(1,747)
Euro-Bobl December Futures Put Options Strike @ EUR 100.000	Long	12/2008	875	0
Euro-Bobl December Futures Put Options Strike @ EUR 103.000	Long	12/2008	2,879	0
Euro-Bund 10-Year Bond December Futures	Long	12/2008	773	(182)
Euro-Bund 10-Year Bond December Futures Put Options Strike @ EUR 103.500	Long	12/2008	114	0
Euro-Schatz December Futures	Short	12/2008	100	(123)
Euro-Schatz December Futures Call Options Strike @ EUR 106.700	Long	12/2008	386	25
Euro-Schatz December Futures Call Options Strike @ EUR 107.000	Long	12/2008	111	5
U.S. Treasury 5-Year Note December Futures	Short	12/2008	1,653	169
U.S. Treasury 10-Year Note December Futures	Long	12/2008	1,522	(3,442)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	713	245
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,264	589
United Kingdom Government 10-Year Bond December Futures	Long	12/2008	334	384

				$(7,191)

See Accompanying Notes	Semiannual Report	September 30, 2008	63

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.600% due 05/15/2015	(0.610%)	06/20/2015	DUB	0.745%		$1,500	$11	$0	$11
Ace INA Holdings, Inc. 5.875% due 06/15/2014	(0.390%)	06/20/2014	DUB	0.722%		1,000	17	0	17
Akzo Nobel NV 4.250% due 06/14/2011	(0.290%)	06/20/2012	DUB	0.694%	EUR	1,700	33	0	33
Alcan, Inc. 6.450% due 03/15/2011	(0.290%)	03/20/2011	BOA	0.286%		$2,600	0	0	0
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%)	06/20/2017	BOA	1.055%		1,100	34	0	34
AutoZone, Inc. 5.875% due 10/15/2012	(0.680%)	12/20/2012	CITI	0.880%		1,600	12	0	12
AutoZone, Inc. 5.875% due 10/15/2012	(0.860%)	06/20/2013	GSC	0.927%		6,000	16	0	16
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%)	06/20/2017	JPM	1.055%		1,900	59	0	59
AutoZone, Inc. 5.875% due 10/15/2012	(0.850%)	06/20/2013	RBS	0.927%		1,000	3	0	3
AutoZone, Inc. 7.125% due 08/01/2018	(1.090%)	09/20/2018	GSC	1.085%		700	0	0	0
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170%)	12/20/2016	CITI	1.600%		1,600	147	0	147
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%)	03/20/2018	BNP	1.400%		15,500	(876)	0	(876)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(0.770%)	03/20/2018	DUB	1.400%		4,000	180	0	180
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.223%)	03/20/2018	RBS	1.400%		500	(30)	0	(30)
BellSouth Corp. 5.200% due 09/15/2014	(0.395%)	09/20/2014	DUB	0.417%		1,400	2	0	2
Boston Scientific Corp. 6.400% due 06/15/2016	(2.060%)	06/20/2016	UBS	1.800%		2,700	(44)	0	(44)
Cameron International Corp. 6.375% due 07/15/2018	(0.770%)	09/20/2018	DUB	1.249%		6,000	217	0	217
Capital One Bank USA N.A. 5.125% due 02/15/2014	(0.160%)	06/20/2012	BCLY	3.664%		1,500	164	0	164
CenturyTel, Inc. 6.000% due 04/01/2017	(0.595%)	06/20/2017	BOA	1.678%		2,800	202	0	202
CNA Financial Corp. 5.850% due 12/15/2014	(0.940%)	12/20/2014	BOA	1.498%		6,000	175	0	175
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%)	09/20/2011	BEAR	1.096%		2,000	36	0	36
Compass Group PLC 6.375% due 05/29/2012	(0.390%)	06/20/2012	MLP	0.542%	EUR	1,600	11	0	11
Computer Sciences Corp. 5.000% due 02/15/2013	(1.180%)	03/20/2018	GSC	0.671%		$4,600	(180)	0	(180)
Computer Sciences Corp. 6.500% due 03/15/2018	(0.760%)	03/20/2018	BCLY	0.671%		1,000	(7)	0	(7)
Cox Communications, Inc. 6.750% due 03/15/2011	(0.200%)	03/20/2011	MSC	0.653%		1,700	18	0	18
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240%)	09/20/2011	RBS	0.409%		700	3	0	3
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	(0.350%)	06/20/2009	RBC	0.649%		2,000	4	0	4
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520%)	06/20/2010	BEAR	0.790%		700	3	0	3
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.620%)	09/20/2011	RBS	0.996%		1,100	11	0	11
Deutsche Bank AG 5.500% due 05/18/2011	(0.920%)	06/20/2013	BNP	1.530%		2,700	67	0	67
Erac USA Finance Co. 6.375% due 10/15/2017	(0.800%)	12/20/2017	GSC	4.180%		1,300	247	0	247
Exelon Corp. 4.900% due 06/15/2015	(0.520%)	06/20/2015	MLP	2.727%		2,300	266	0	266
Glitnir Banki HF 3-Month USD-LIBOR plus 0.440% due 01/21/2011	(0.340%)	03/20/2011	JPM	16.708%		3,000	834	0	834
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.520%)	06/20/2012	WAC	0.392%		1,400	(6)	0	(6)
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	(0.310%)	06/20/2016	UBS	4.071%		1,200	233	0	233
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(1.130%)	03/20/2018	CITI	3.932%		5,000	822	0	822
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.100%)	06/20/2018	CITI	3.916%		2,500	419	0	419
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	(1.370%)	06/20/2018	CITI	3.916%		3,800	576	0	576
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	(1.470%)	06/20/2018	JPM	3.916%		5,700	830	0	830
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.370%)	03/20/2012	BEAR	0.442%		800	2	0	2
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.306%)	03/20/2012	RBS	0.442%		2,900	13	0	13
HCP, Inc. 5.650% due 12/15/2013	(2.030%)	12/20/2013	MSC	3.926%		8,000	621	0	621
HCP, Inc. 5.950% due 09/15/2011	(0.610%)	09/20/2011	JPM	3.649%		700	56	0	56
HCP, Inc. 6.700% due 01/30/2018	(1.150%)	03/20/2018	BCLY	3.382%		2,900	400	0	400
Home Depot, Inc. 5.400% due 03/01/2016	(1.150%)	03/20/2016	BCLY	1.620%		8,000	219	0	219
HRPT Properties Trust 5.750% due 11/01/2015	(1.960%)	12/20/2015	MSC	3.250%		8,250	563	0	563
International Lease Finance Corp. 5.300% due 05/01/2012	(1.620%)	06/20/2012	JPM	9.625%		8,000	1,645	0	1,645
International Lease Finance Corp. 5.400% due 02/15/2012	(0.170%)	03/20/2012	BCLY	9.967%		2,400	575	0	575
International Lease Finance Corp. 6.625% due 11/15/2013	(1.590%)	12/20/2013	MSC	8.310%		8,000	1,753	0	1,753
JC Penney Corp., Inc. 8.000% due 03/01/2010	(0.270%)	03/20/2010	DUB	1.598%		2,600	49	0	49
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	(0.310%)	03/20/2016	RBC	1.900%		1,900	182	0	182
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.750%)	03/20/2018	BOA	1.400%		5,200	242	0	242
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%)	03/20/2018	DUB	1.400%		200	10	0	10
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.740%)	03/20/2018	DUB	1.400%		3,600	170	0	170
Kaupthing Bank HF 5.750% due 10/04/2011	(0.490%)	12/20/2011	RBS	14.176%		2,900	834	0	834
Koninklijke DSM NV 4.000% due 11/10/2015	(0.365%)	06/20/2012	GSC	0.672%	EUR	1,800	26	0	26
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.600%)	06/20/2018	DUB	Defaulted		$8,000	6,757	0	6,757
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.552%)	06/20/2018	JPM	Defaulted		6,600	5,574	0	5,574
Lennar Corp. 5.950% due 10/17/2011	(5.750%)	12/20/2012	MLP	7.636%		700	37	0	37
Loews Corp. 5.250% due 03/15/2016	(0.330%)	03/20/2016	BEAR	0.608%		800	14	0	14
Loews Corp. 8.875% due 04/15/2011	(0.120%)	06/20/2012	BOA	0.471%		500	6	0	6

64	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190%)	09/20/2009	BOA	1.574%		$700	$9	$0	$9
Masco Corp. 5.875% due 07/15/2012	(0.580%)	09/20/2012	MSC	2.663%		700	50	0	50
Masco Corp. 6.125% due 10/03/2016	(1.910%)	12/20/2016	CITI	2.560%		30,000	1,123	0	1,123
Maytag Corp. 5.000% due 05/15/2015	(0.460%)	06/20/2015	BEAR	0.600%		2,200	18	0	18
McKesson Corp. 5.700% due 03/01/2017	(0.380%)	03/20/2017	BOA	0.492%		1,900	15	0	15
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.580%)	06/20/2012	MLP	1.537%		2,100	68	0	68
Merck & Co., Inc. 4.750% due 03/01/2015	(0.550%)	03/20/2015	RBS	0.449%		2,700	(16)	0	(16)
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	(1.540%)	06/20/2018	DUB	3.763%		10,000	1,339	0	1,339
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320%)	12/20/2016	RBS	8.756%		2,200	734	0	734
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(1.350%)	12/20/2015	JPM	9.149%		7,200	2,062	0	2,062
NiSource Finance Corp. 5.400% due 07/15/2014	(0.620%)	09/20/2014	BEAR	2.574%		800	76	0	76
Pearson Dollar Finance PLC 5.700% due 06/01/2014	(0.540%)	06/20/2014	MSC	0.826%		6,800	97	0	97
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610%)	06/20/2013	BCLY	0.776%		2,500	17	0	17
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	(0.880%)	06/20/2018	BCLY	0.916%		8,000	21	0	21
PPG Industries, Inc. 6.650% due 03/15/2018	(0.830%)	03/20/2018	CSFB	1.192%		8,000	208	0	208
Progress Energy, Inc. 5.625% due 01/15/2016	(0.105%)	06/20/2012	MSC	0.393%		2,000	20	0	20
Prologis 5.625% due 11/15/2015	(1.480%)	12/20/2015	BOA	5.173%		8,000	1,446	0	1,446
RadioShack Corp. 7.375% due 05/15/2011	(1.400%)	06/20/2013	DUB	1.742%		6,400	87	0	87
RadioShack Corp. 7.375% due 05/15/2011	(1.410%)	06/20/2013	GSC	1.742%		9,600	127	0	127
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.280%)	06/20/2012	DUB	0.610%	EUR	1,500	24	0	24
Reynolds American, Inc. 7.250% due 06/01/2013	(1.200%)	06/20/2013	BCLY	1.552%		$8,000	114	0	114
Sara Lee Corp. 6.250% due 09/15/2011	(0.330%)	09/20/2011	CITI	0.450%		1,600	5	0	5
Sara Lee Corp. 6.250% due 09/15/2011	(0.630%)	09/20/2011	RBS	0.452%		400	(2)	0	(2)
SCA Finans AB 4.500% due 07/15/2015	(0.250%)	06/20/2012	GSC	1.711%	EUR	1,300	88	0	88
Sealed Air Corp. 5.625% due 07/15/2013	(0.500%)	09/20/2013	CSFB	1.774%		$2,300	128	0	128
Simon Property Group LP 6.125% due 05/30/2018	(0.947%)	06/20/2018	DUB	1.547%		8,000	347	0	347
Smith Group PLC 7.875% due 07/12/2010	(0.530%)	09/20/2010	RBS	0.598%	GBP	8,000	16	0	16
Southwest Airlines Co. 5.125% due 03/01/2017	(0.640%)	03/20/2017	BCLY	1.600%		$3,300	208	0	208
Sprint Capital Corp. 8.375% due 03/15/2012	(0.460%)	03/20/2012	MLP	3.799%		3,700	368	0	368
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	(0.510%)	12/20/2014	DUB	2.249%		1,000	88	0	88
Turkey Government International Bond 11.875% due 01/15/2030	(2.700%)	09/20/2010	MSC	1.762%		100	(2)	0	(2)
Tyco Electronics Group S.A. 5.950% due 01/15/2014	(1.100%)	03/20/2014	BOA	1.244%		6,000	39	0	39
Tyco International Ltd. 7.000% due 12/15/2019	(1.120%)	12/20/2019	BOA	1.498%		7,500	228	0	228
United Utilities PLC 6.875% due 08/15/2028	(0.235%)	06/20/2012	DUB	0.822%	EUR	1,800	50	0	50
Universal Health Services, Inc. 7.125% due 06/30/2016	(1.250%)	06/20/2016	BOA	1.370%		$1,000	7	0	7
Valero Energy Corp. 6.125% due 06/15/2017	(1.120%)	06/20/2017	CITI	1.749%		2,000	83	0	83
Viacom, Inc. 5.750% due 04/30/2011	(0.640%)	06/20/2011	MSC	1.250%		700	11	0	11
Vivendi 6.625% due 04/04/2018	(1.500%)	06/20/2018	JPM	1.495%		6,400	(4)	0	(4)
Wolters Kluwer NV 5.125% due 01/27/2014	(0.330%)	06/20/2012	DUB	0.770%		1,500	31	0	31
WPP Group PLC 6.000% due 06/18/2008	(0.260%)	06/20/2012	GSC	1.666%	EUR	1,500	98	0	98
Xerox Corp. 9.750% due 01/15/2009	(0.130%)	01/20/2009	MLP	1.298%		$2,700	9	0	9
XL Capital Finance Europe PLC 6.500% due 01/15/2012	(0.310%)	03/20/2012	BCLY	4.029%		500	53	0	53

							$33,745	$0	$33,745

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC 4.566% due 10/27/2015	1.760%	03/20/2013	BNP	2.537%	EUR	1,500	$(60)	$0	$(60)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.800%	09/20/2009	GSC	1.100%		$3,500	(9)	0	(9)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.980%	09/20/2013	GSC	1.418%		2,900	(55)	0	(55)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	09/20/2013	JPM	1.418%		3,600	(65)	0	(65)
Brazilian Government International Bond 12.250% due 03/06/2030	1.260%	08/20/2011	JPM	1.301%		4,200	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	1.345%	08/20/2011	JPM	1.301%		7,600	21	0	21
Brazilian Government International Bond 12.250% due 03/06/2030	1.380%	08/20/2011	MSC	1.301%		11,200	42	0	42
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%		17,200	(36)	0	(36)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	3.950%	12/20/2012	BOA	28.844%		1,700	(737)	0	(737)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.500%	03/20/2009	CITI	22.138%		1,800	(109)	0	(109)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%		2,000	(242)	(100)	(142)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.300%	03/20/2009	JPM	22.138%		10,600	(653)	0	(653)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.400%	03/20/2009	JPM	22.138%		6,100	(373)	0	(373)

See Accompanying Notes	Semiannual Report	September 30, 2008	65

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	3.950%	12/20/2012	UBS	28.844%		$1,900	$(824)	$0	$(824)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%		400	(27)	0	(27)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%		300	(9)	0	(9)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%		900	(27)	0	(27)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%		600	(18)	0	(18)
General Electric Capital Corp. 6.000% due 06/15/2012	0.830%	12/20/2009	GSC	7.165%		1,000	(70)	0	(70)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%		4,000	(226)	0	(226)
General Electric Capital Corp. 6.000% due 06/15/2012	1.000%	06/20/2009	UBS	7.405%		2,800	(122)	0	(122)
GMAC LLC 6.875% due 08/28/2012	8.850%	03/20/2009	BOA	88.715%		1,700	(473)	0	(473)
GMAC LLC 6.875% due 08/28/2012	8.650%	03/20/2009	CITI	88.715%		1,700	(474)	0	(474)
GMAC LLC 6.875% due 08/28/2012	9.600%	03/20/2009	GSC	88.715%		6,800	(1,873)	0	(1,873)
HSBC Finance Corp. 7.000% due 05/15/2012	1.550%	06/20/2009	MLP	4.857%		7,000	(160)	0	(160)
JC Penney Corp., Inc. 8.000% due 03/01/2010	0.990%	09/20/2010	GSC	1.596%		500	(6)	0	(6)
JSC Gazprom 7.800% due 09/27/2010	1.330%	12/20/2008	CSFB	3.467%		5,000	(5)	0	(5)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%		3,000	(4)	0	(4)
JSC Gazprom 8.625% due 04/28/2034	1.320%	12/20/2008	MSC	3.467%		1,500	(2)	0	(2)
JSC Gazprom 8.625% due 04/28/2034	1.330%	12/20/2008	MSC	3.467%		2,700	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.680%	04/20/2009	MSC	3.537%		11,100	(23)	0	(23)
JSC Gazprom 8.625% due 04/28/2034	1.710%	04/20/2009	MSC	3.537%		2,200	(4)	0	(4)
JSC Gazprom 9.625% due 03/01/2013	0.610%	05/20/2012	MLP	4.333%		1,500	(171)	0	(171)
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	1.650%	03/20/2013	BCLY	3.498%	EUR	3,100	(288)	0	(288)
Russia Government International Bond 7.500% due 03/31/2030	0.450%	01/20/2009	CSFB	2.265%		$5,000	(22)	0	(22)
Russia Government International Bond 7.500% due 03/31/2030	0.630%	12/20/2008	GSC	2.248%		8,400	(16)	0	(16)
Russia Government International Bond 7.500% due 03/31/2030	0.460%	01/20/2009	MSC	2.265%		6,000	(26)	0	(26)
Russia Government International Bond 7.500% due 03/31/2030	0.490%	02/20/2009	MSC	2.284%		20,500	(128)	0	(128)
SLM Corp. 5.125% due 08/27/2012	4.300%	03/20/2009	CITI	19.698%		300	(20)	0	(20)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%		2,100	(150)	0	(150)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%		5,800	(395)	0	(395)
SLM Corp. 5.125% due 08/27/2012	0.700%	06/20/2012	GSC	18.078%		1,400	(504)	0	(504)
SLM Corp. 5.125% due 08/27/2012	3.100%	12/20/2008	MLP	19.658%		6,300	(224)	0	(224)
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	GSC	0.397%		99,700	(518)	0	(518)
Spain Government Bond 5.500% due 07/30/2017	0.435%	03/20/2013	GSC	0.397%		17,900	30	0	30
Spain Government Bond 5.500% due 07/30/2017	0.465%	03/20/2013	HSBC	0.397%		11,600	34	(1)	35
Ukraine Government International Bond 7.650% due 06/11/2013	0.730%	04/20/2009	HSBC	5.404%		5,800	(127)	0	(127)
VTB Capital S.A. 6.250% due 06/30/2035	1.700%	12/20/2008	DUB	7.592%		7,400	(62)	0	(62)

							$(9,212)	$(101)	$(9,111)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-1 Index	(0.180%)	07/25/2045	BOA		$196	$16	$19	$(3)
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	BCLY		2,900	209	(21)	230
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	GSC	EUR	57,300	4,136	(406)	4,542
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	MSC		4,900	354	(34)	388
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	UBS		$10,600	765	(73)	838
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	BOA		37,200	2,674	88	2,586
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	CSFB		91,000	6,541	2,247	4,294
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	DUB		7,800	561	59	502
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	GSC	EUR	191,500	13,763	3,534	10,229
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	DUB		$14,500	789	543	246
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY		11,000	61	(87)	148
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB		23,300	128	326	(198)
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC		28,600	157	(248)	405
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	EUR	16,900	93	(67)	160
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC		$22,800	39	(769)	808
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	MSC		4,500	8	(154)	162
iTraxx Europe 9 Index	(1.750%)	06/20/2018	DUB	EUR	43,100	(2,379)	(4,053)	1,674
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BCLY		13,100	996	(89)	1,085
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BNP		4,400	334	(33)	367
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	HSBC		1,600	122	(11)	133
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	JPM		4,400	335	(24)	359

						$29,702	$747	$28,955

66	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	CSFB	$8,500	$(3,504)	$(2,724)	$(780)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	GSC	196	(16)	(29)	13
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	DUB	4,000	(1,229)	(1,505)	276

					$(4,749)	$(4,258)	$(491)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD Bank Bill	4.000%	12/20/2010	MLP	CAD	30,000	$(431)	$(8)	$(423)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN		7,800	(243)	(140)	(103)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		8,000	(249)	(147)	(102)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		7,900	(198)	(81)	(117)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		33,200	(829)	(799)	(30)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		7,600	(190)	(7)	(183)
Pay	3-Month CAD Bank Bill	5.000%	06/15/2015	MLP		3,000	209	2	207
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	DUB		19,300	637	(212)	849
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC	SEK	18,000	(8)	(19)	11
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		$168,300	(6,738)	(6,284)	(454)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		30,300	(1,153)	(465)	(688)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CSFB		86,500	(3,291)	(2,681)	(610)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		210,200	(7,997)	(2,896)	(5,101)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		212,700	(8,093)	(2,791)	(5,302)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		42,000	(1,528)	601	(2,129)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC		13,000	(473)	(73)	(400)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		54,500	(1,984)	440	(2,424)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		11,000	(399)	(654)	255
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		1,900	(69)	12	(81)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		4,500	(201)	(414)	213
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		5,000	(223)	82	(305)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		15,300	(682)	(1,252)	570
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		13,000	(580)	(743)	163
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		24,400	(1,087)	(845)	(242)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		51,700	(2,304)	(3,568)	1,264
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB	AUD	108,500	2,080	(267)	2,347
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	CITI		11,200	176	(38)	214
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	DUB		106,000	1,666	(372)	2,038
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	DUB		27,900	(375)	(251)	(124)
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	HSBC		26,600	(358)	(228)	(130)
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB		2,000	55	(3)	58
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	DUB		40,200	1,106	(66)	1,172
Pay	6-Month AUD Bank Bill	7.000%	06/15/2014	UBS		50,000	1,277	1,164	113
Receive	6-Month AUD Bank Bill	6.000%	12/15/2015	CITI		34,200	606	(798)	1,404
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	MSC		32,300	(257)	833	(1,090)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	MSC	EUR	1,400	(17)	(17)	0
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		44,400	(842)	(567)	(275)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		282,500	(1,550)	631	(2,181)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		151,700	(832)	283	(1,115)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	MSC		47,400	(1,382)	(168)	(1,214)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	CITI		48,600	100	57	43
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		38,800	79	(99)	178
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY		93,100	(577)	(841)	264
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP		167,700	(1,039)	59	(1,098)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		18,900	(117)	(85)	(32)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		25,800	(159)	(168)	9

See Accompanying Notes	Semiannual Report	September 30, 2008	67

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	MSC		104,500	$(647)	$(2,039)	$1,392
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	JPM		3,900	(35)	(88)	53
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY	EUR	25,800	(918)	(353)	(565)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		48,400	(1,727)	(800)	(927)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		24,100	(857)	(390)	(467)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	JPM		120,800	(1,913)	(2,064)	151
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		17,600	(159)	(1,234)	1,075
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		36,400	2,198	(322)	2,520
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		43,800	(2,025)	(2,376)	351
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		2,800	(288)	(45)	(243)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BNP		1,200	(124)	(9)	(115)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		4,000	(411)	(69)	(342)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	GSC		2,600	(267)	(188)	(79)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		20,700	(2,127)	(2,365)	238
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	MSC		7,800	(801)	(619)	(182)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		1,400	(144)	(12)	(132)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	BCLY		22,500	(2,410)	(823)	(1,587)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	GSC		32,200	(3,447)	(2,024)	(1,423)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		14,350	(1,536)	(878)	(658)
Pay	6-Month GBP-LIBOR	4.000%	09/16/2010	CITI	GBP	1,400	(20)	(35)	15
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		26,000	(600)	(149)	(451)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2012	MSC		11,900	(7)	(92)	85
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		20,200	(309)	(772)	463
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		21,300	(326)	(877)	551
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		40,000	796	70	726
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	MSC		900	18	0	18
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		14,600	(199)	159	(358)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		9,300	(39)	57	(96)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BNP		20,300	(85)	(55)	(30)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		106,000	(445)	16	(461)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	HSBC		8,000	(33)	(29)	(4)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	MSC		44,900	(189)	(198)	9
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		17,300	254	0	254
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		1,600	(15)	(7)	(8)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		7,100	(69)	5	(74)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		3,700	(36)	(18)	(18)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		7,700	(74)	(9)	(65)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		9,100	(88)	234	(322)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		9,000	(87)	(20)	(67)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		9,500	(92)	(536)	444
Pay	6-Month GBP-LIBOR	5.000%	03/18/2016	BCLY		4,800	(5)	2	(7)
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		9,900	69	46	23
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	MSC		5,300	18	146	(128)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		12,400	(814)	(50)	(764)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		22,000	(1,444)	669	(2,113)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		7,200	(1,960)	(929)	(1,031)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		16,200	(477)	(499)	22
Pay	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		15,200	2,565	1,524	1,041
Receive	6-Month JPY-LIBOR	1.500%	12/20/2010	MSC	JPY	7,880,000	(707)	302	(1,009)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	BNP		8,750,000	535	159	376
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	DUB		25,750,000	1,576	1,016	560
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		13,590,000	832	(48)	880
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	MSC		6,650,000	927	(395)	1,322
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		740,000	(195)	(16)	(179)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BNP		4,400,000	(1,161)	(681)	(480)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		16,120,000	(4,254)	(2,552)	(1,702)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		3,060,000	(807)	(46)	(761)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	UBS		4,620,000	(1,219)	(725)	(494)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		1,790,000	(832)	164	(996)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		2,350,000	(3,449)	(1,054)	(2,395)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$16,000	(377)	72	(449)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	10,000	(82)	(11)	(71)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		15,000	(118)	(16)	(102)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		17,300	(80)	23	(103)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		5,700	(225)	0	(225)
Pay	France CPI ex-Tobacco Index	1.940%	04/10/2012	BNP		3,300	(136)	0	(136)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		500	(21)	0	(21)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		1,000	(42)	0	(42)
Pay	France CPI ex-Tobacco Index	2.080%	06/15/2012	GSC		18,700	(715)	0	(715)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$180,000	(1,826)	0	(1,826)

							$(72,171)	$(45,736)	$(26,435)

68	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(j)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$134.000	11/21/2008	200	$3	$3
Call - CBOT U.S. Treasury 10-Year Note December Futures	140.000	11/21/2008	300	3	4
Call - CBOT U.S. Treasury 5-Year Note December Futures	125.000	11/21/2008	1,750	32	14
Call - CBOT U.S. Treasury 5-Year Note December Futures	127.000	11/21/2008	472	5	4
Put - CBOT U.S. Treasury 10-Year Note December Futures	96.000	11/21/2008	333	6	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	97.000	11/21/2008	300	5	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/21/2008	696	13	11
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	2,159	39	34
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/21/2008	383	7	6
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	665	12	11
Put - CBOT U.S. Treasury 30-Year Bond December Futures	94.000	11/21/2008	126	2	2

				$127	$99

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	172,500	$916	$946
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$114,300	653	916
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		71,400	761	527
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		56,300	565	1,368
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		23,400	250	173
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		139,700	1,402	3,395
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		246,900	2,895	3,800
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		49,500	509	365
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		116,900	1,325	863
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		783,600	8,120	6,084
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009		115,900	1,226	1,252
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		49,600	505	1,205
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		81,300	858	1,683

								$19,985	$22,577

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC EUR versus USD		$1.255	10/10/2008	EUR	654,100	$51	$312
Call - OTC EUR versus USD		1.367	05/19/2010		5,000	240	508
Put - OTC EUR versus USD		1.367	05/19/2010		5,000	240	360
Call - OTC EUR versus USD		1.375	05/21/2010		4,100	193	401
Put - OTC EUR versus USD		1.375	05/21/2010		4,100	193	310
Put - OTC GBP versus USD		1.495	10/08/2008	GBP	6,900	6	1
Put - OTC GBP versus USD		1.520	11/03/2008		8,000	1	5
Call - OTC USD versus JPY	JPY	125.000	10/15/2008		$95,000	10	20
Call - OTC USD versus JPY		121.000	11/05/2008		100,000	5	34
Call - OTC USD versus JPY		104.000	03/17/2010		6,000	287	253
Put - OTC USD versus JPY		104.000	03/17/2010		6,000	221	375

						$1,447	$2,579

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 10/01/2038	$107.000	10/07/2008	$170,000	$20	$0
Call - OTC Fannie Mae 6.000% due 11/01/2038	107.000	11/06/2008	50,000	6	0
Call - OTC Fannie Mae 6.000% due 12/01/2038	110.000	12/04/2008	9,000	1	0
Call - OTC Fannie Mae 6.500% due 11/01/2038	107.500	11/06/2008	118,800	14	0
Call - OTC Freddie Mac 6.000% due 12/01/2038	107.000	12/04/2008	1,700	0	0
Call - OTC U.S. Treasury Note 3.250% due 12/15/2009	103.938	10/10/2008	80,700	9	0
Call - OTC U.S. Treasury Note 4.125% due 05/15/2015	125.000	01/09/2009	5,500	1	1
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	118.000	10/10/2008	58,500	7	0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	119.000	01/09/2009	50,000	6	5
Call - OTC U.S. Treasury Note 4.250% due 11/15/2013	119.000	12/12/2008	58,800	7	2
Call - OTC U.S. Treasury Note 4.250% due 11/15/2014	124.000	01/09/2009	2,000	0	0
Call - OTC U.S. Treasury Note 4.500% due 03/15/2012	114.500	01/09/2009	2,400	0	0
Call - OTC U.S. Treasury Note 4.625% due 07/31/2012	116.000	10/17/2008	15,000	2	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	70.000	10/07/2008	12,000	1	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	73.000	10/07/2008	20,000	2	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	56,000	7	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	220,200	25	1
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	50,000	6	1
Put - OTC Fannie Mae 6.500% due 12/01/2038	90.000	12/04/2008	75,000	9	7
Put - OTC Freddie Mac 5.500% due 10/01/2038	78.000	10/07/2008	15,500	2	0

See Accompanying Notes	Semiannual Report	September 30, 2008	69

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Options on Securities (Cont.)
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Freddie Mac 5.500% due 12/01/2038	$75.000	12/04/2008	$25,000	$3	$0
Put - OTC Ginnie Mae 6.000% due 10/01/2038	83.000	10/15/2008	20,000	2	0
Put - OTC Ginnie Mae 6.000% due 10/01/2038	85.000	10/15/2008	114,000	13	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	76.000	11/12/2008	9,000	1	0
Put - OTC Ginnie Mae 6.500% due 10/01/2038	91.000	10/15/2008	18,000	2	1
Put - OTC Ginnie Mae 6.500% due 11/01/2038	72.000	11/12/2008	27,000	3	5
Put - OTC Ginnie Mae 6.500% due 12/01/2038	86.000	12/11/2008	117,000	14	30

				$163	$53

(k)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	9,200	$210	$18
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		36,100	480	875
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		36,100	480	127
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		55,900	822	753
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$35,000	514	703
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		3,600	79	80
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		13,700	344	281
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		13,300	435	371
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		18,300	495	1,096
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		23,500	309	978
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		23,500	424	178
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		7,800	257	217
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		45,500	1,233	2,726
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		82,700	2,782	3,627
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		16,500	545	460
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		340,700	8,173	8,014
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		39,000	1,312	1,087
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009		38,600	1,182	1,241
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		17,000	471	1,019
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		27,200	790	1,438

								$21,337	$25,289

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC EUR versus USD		$1.390	10/07/2008	EUR	15,672	$135	$156
Put - OTC GBP versus USD		1.710	10/10/2008	GBP	24,290	239	87
Call - OTC USD versus JPY	JPY	104.000	03/17/2010		$1,200	63	50
Put - OTC USD versus JPY		104.000	03/17/2010		1,200	63	75

						$500	$368

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$96.922	10/24/2008	$63,000	$532	$141
Put - OTC Fannie Mae 5.500% due 11/01/2038	97.797	10/24/2008	27,000	181	99
Put - OTC Fannie Mae 5.500% due 11/01/2038	98.344	10/24/2008	10,000	63	0
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.406	10/24/2008	34,000	197	66

				$973	$306

Transactions in written call and put options for the period ended September 30, 2008:
	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	5,415	$994,300	AUD	50,600	EUR	93,900	GBP	15,200	$23,089
Sales	8,866	522,800		0		109,008		24,290	13,174
Closing Buys	(9,796)	(618,000)		(50,600)		(49,936)		(15,200)	(11,192)
Expirations	(4,485)	(16,800)		0		0		0	(2,261)
Exercised	0	0		0		0		0	0

Balance at 09/30/2008	0	$882,300	AUD	0	EUR	152,972	GBP	24,290	$22,810

70	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	3.277%	05/25/2037	03/26/2008	$1,104	$1,131	0.04%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	4,331	3,711	0.14%

				$5,435	$4,842	0.18%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$7,000	$6,887	$6,973
Fannie Mae	5.500%	11/01/2038	22,000	21,543	21,873
Fannie Mae	6.000%	10/01/2038	21,000	21,229	21,253
Fannie Mae	6.500%	10/01/2038	7,600	7,778	7,789
Freddie Mac	6.000%	10/01/2038	1,700	1,717	1,719
U.S. Treasury Bonds	5.000%	05/15/2037	10,500	11,847	11,860
U.S. Treasury Bonds	6.250%	08/15/2023	1,900	2,336	2,296
U.S. Treasury Notes	2.500%	03/31/2013	6,000	5,892	5,910
U.S. Treasury Notes	3.000%	02/15/2009	100	100	101
U.S. Treasury Notes	3.250%	12/31/2009	80,700	81,965	82,781
U.S. Treasury Notes	3.500%	02/15/2018	6,740	6,569	6,644
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,823	5,893
U.S. Treasury Notes	4.250%	08/15/2013	108,500	114,627	115,958
U.S. Treasury Notes	4.250%	11/15/2013	58,850	62,069	63,523
U.S. Treasury Notes	4.500%	03/31/2012	2,400	2,550	2,559
U.S. Treasury Notes	5.125%	05/15/2016	11,800	13,062	13,222

				$365,994	$370,354

(6)	Market value includes $2,923 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	38,915	04/2009	$0	$(200)	$(200)
Buy	AUD	BCLY	25,006	10/2008	0	(359)	(359)
Buy		DUB	4,230	10/2008	0	(26)	(26)
Buy		UBS	11,853	10/2008	0	(77)	(77)
Sell		UBS	68,712	10/2008	4,732	0	4,732
Buy	BRL	BCLY	8,680	10/2008	0	(93)	(93)
Sell		BCLY	8,680	10/2008	251	0	251
Buy		BCLY	8,680	12/2008	0	(252)	(252)
Sell		CITI	2,468	12/2008	78	0	78
Buy		HSBC	6,043	12/2008	0	(31)	(31)
Sell		HSBC	21,221	12/2008	365	0	365
Buy		JPM	5,711	12/2008	0	(30)	(30)
Sell		JPM	14,172	12/2008	279	0	279
Buy		MSC	73,399	12/2008	0	(2,558)	(2,558)
Sell		MSC	32,877	12/2008	1,048	0	1,048
Buy		RBC	404	12/2008	0	(9)	(9)
Sell		UBS	23,498	12/2008	554	0	554
Sell		RBC	404	06/2009	10	0	10
Buy	CAD	RBC	25,000	10/2008	0	(666)	(666)
Sell		RBC	15,321	10/2008	162	0	162
Buy	CLP	MSC	479,200	12/2008	0	(125)	(125)
Buy	CNY	BCLY	58,031	11/2008	0	(98)	(98)
Buy		BCLY	93,858	05/2009	0	(841)	(841)
Buy		CITI	139,089	05/2009	0	(1,226)	(1,226)
Buy		HSBC	32,333	05/2009	0	(215)	(215)
Sell		HSBC	45,843	05/2009	157	0	157
Buy		JPM	60,488	05/2009	0	(486)	(486)
Buy		MSC	28,011	05/2009	0	(231)	(231)
Buy		BCLY	4,341	07/2009	0	(50)	(50)
Buy		DUB	65,957	07/2009	0	(729)	(729)
Buy		HSBC	20,656	07/2009	0	(227)	(227)
Buy		JPM	27,196	07/2009	0	(299)	(299)
Buy		BCLY	27,062	05/2010	0	(477)	(477)
Buy		MLP	30,492	05/2010	0	(521)	(521)
Buy	DKK	RBS	75,529	10/2008	0	(339)	(339)
Sell		MSC	13,791	12/2008	52	0	52
Buy	EUR	BCLY	624	10/2008	0	(35)	(35)

See Accompanying Notes	Semiannual Report	September 30, 2008	71

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BCLY	5,708	10/2008	$396	$0	$396
Sell		BOA	25,228	10/2008	1,516	0	1,516
Buy		CITI	717,243	10/2008	2,336	0	2,336
Sell		CITI	717,243	10/2008	0	(2,825)	(2,825)
Buy		UBS	758,890	10/2008	0	(42,316)	(42,316)
Sell		UBS	3,639	10/2008	213	0	213
Sell		HSBC	8,273	11/2008	94	0	94
Sell	GBP	CITI	10,079	10/2008	367	0	367
Buy		HSBC	3,540	10/2008	0	(256)	(256)
Sell		JPM	3,022	10/2008	91	0	91
Buy		MSC	1,060	10/2008	0	(75)	(75)
Buy		UBS	665	10/2008	0	(53)	(53)
Sell		UBS	9,854	10/2008	780	0	780
Buy		UBS	111,070	11/2008	0	(3,830)	(3,830)
Buy	INR	BCLY	148,005	11/2008	0	(308)	(308)
Sell		BCLY	150,605	11/2008	185	0	185
Buy		DUB	97,674	11/2008	0	(326)	(326)
Sell		DUB	163,467	11/2008	210	0	210
Buy		HSBC	247,598	11/2008	0	(834)	(834)
Buy		JPM	392,557	11/2008	0	(1,234)	(1,234)
Sell		JPM	490,310	11/2008	660	0	660
Buy	JPY	BCLY	112,559,000	10/2008	0	(1,427)	(1,427)
Sell		BOA	1,212,000	10/2008	0	(67)	(67)
Sell		CITI	527,489	10/2008	1	0	1
Sell		CSFB	118,395	10/2008	0	(8)	(8)
Buy		DUB	201,951,000	10/2008	36,015	0	36,015
Sell		HSBC	2,346,631	10/2008	285	0	285
Sell		MSC	102,484,000	10/2008	0	(26,004)	(26,004)
Sell		UBS	6,456,369	10/2008	554	0	554
Buy		BCLY	8,570,162	11/2008	0	(154)	(154)
Sell		BCLY	112,559,000	11/2008	2,028	0	2,028
Sell	KRW	MLP	346,392	11/2008	18	0	18
Sell		BCLY	831,198	02/2009	97	0	97
Buy		MLP	1,034,959	02/2009	0	(150)	(150)
Buy	MXN	BCLY	340	11/2008	0	(2)	(2)
Sell		CITI	2,744	11/2008	8	0	8
Buy		HSBC	224	11/2008	0	(1)	(1)
Buy		JPM	224	11/2008	0	(1)	(1)
Buy		RBC	1,956	11/2008	0	(7)	(7)
Buy		CITI	2,744	05/2009	0	(7)	(7)
Buy	MYR	BCLY	42,848	11/2008	0	(1,206)	(1,206)
Sell		BCLY	47,258	11/2008	190	(35)	155
Buy		CITI	67,270	11/2008	0	(1,941)	(1,941)
Buy		DUB	73,211	11/2008	0	(2,134)	(2,134)
Sell		HSBC	26,414	11/2008	25	0	25
Sell		JPM	25,044	11/2008	186	0	186
Sell		MLP	19,025	11/2008	0	(25)	(25)
Sell	NZD	BCLY	384	10/2008	12	0	12
Buy	PHP	HSBC	91,000	11/2008	0	(126)	(126)
Buy		JPM	90,700	11/2008	0	(110)	(110)
Buy		BCLY	21,000	02/2009	0	(22)	(22)
Buy		DUB	10,200	02/2009	0	(14)	(14)
Buy		HSBC	25,310	02/2009	0	(28)	(28)
Buy		JPM	35,580	02/2009	0	(28)	(28)
Buy		MLP	8,000	02/2009	0	(11)	(11)
Buy		MSC	28,300	02/2009	0	(32)	(32)
Buy		RBS	7,800	02/2009	0	(10)	(10)
Buy		LEH	5,300	12/2010	0	(6)	(6)
Sell		LEH	5,300	12/2010	0	(3)	(3)
Buy	PLN	HSBC	390	05/2009	0	(13)	(13)
Sell	RUB	DUB	447,293	11/2008	711	0	711
Buy		HSBC	173,136	11/2008	0	(244)	(244)
Sell		JPM	41,042	11/2008	78	0	78
Buy		UBS	332,538	05/2009	0	(1,048)	(1,048)
Buy	SAR	JPM	32,653	04/2009	0	(132)	(132)
Sell	SEK	RBS	230,180	10/2008	1,496	0	1,496
Buy	SGD	BCLY	129	10/2008	0	(4)	(4)
Buy		CSFB	574	10/2008	0	(18)	(18)
Buy		DUB	330	10/2008	0	(12)	(12)
Buy		JPM	2,120	10/2008	0	(72)	(72)
Buy		UBS	620	10/2008	0	(19)	(19)
Sell		UBS	3,773	10/2008	10	0	10
Buy		BCLY	1,001	11/2008	0	(33)	(33)
Sell		BCLY	15,291	11/2008	21	0	21
Buy		BOA	489	11/2008	0	(19)	(19)

72	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	CITI	1,798	11/2008	$0	$(26)	$(26)
Sell		DUB	6,002	11/2008	62	0	62
Buy		HSBC	2,405	11/2008	0	(94)	(94)
Buy		JPM	11,305	11/2008	0	(218)	(218)
Buy		UBS	4,262	11/2008	0	(31)	(31)
Buy	TWD	BCLY	33,004	02/2009	0	(49)	(49)
Buy		DUB	14,700	02/2009	0	(23)	(23)
Sell		HSBC	82,171	02/2009	83	0	83
Buy		MLP	23,500	02/2009	0	(32)	(32)
Buy		MSC	14,800	02/2009	0	(23)	(23)
Buy		UBS	7,500	02/2009	0	(12)	(12)
Buy	ZAR	UBS	8,983	12/2008	1	0	1
Sell		UBS	8,909	12/2008	36	0	36

					$56,453	$(97,938)	$(41,485)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$4,817,941	$54,623	$4,872,564
Short Sales, at value	0	(367,431)	0	(367,431)
Other Financial Instruments ++	(7,192)	(37,544)	(4,530)	(49,266)

Total	$(7,192)	$4,412,966	$50,093	$4,455,867

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$50,254	$54,853	$63	$30	$(29,920)	$(20,657)	$54,623
Other Financial Instruments ++	(789)	0	0	0	(2,451)	(1,290)	(4,530)

Total	$49,465	$54,853	$63	$30	$(32,371)	$(21,947)	$50,093

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	73

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%

Mizuho Finance Aruba AEC
2.580% due 12/31/2049	JPY	500,000	$4,749

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,896

Total Aruba (Cost $6,101)			6,645

AUSTRALIA 2.0%

Medallion Trust
2.941% due 05/25/2035		$2,798	2,646

National Australia Bank Ltd.
3.252% due 06/19/2017		500	446
3.999% due 06/29/2016		5,600	5,090

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	2,657

Puma Finance Ltd.
2.881% due 02/21/2038		$4,671	4,432
7.510% due 07/12/2036	AUD	2,326	1,812
7.520% due 08/22/2037		4,878	3,716

Queensland Treasury Corp.
6.000% due 06/14/2011		30,000	23,839

Seven Media Group
9.485% due 02/07/2013		6,095	4,191
10.447% due 02/07/2013		191	131
10.510% due 02/07/2013		1,524	1,048

Superannuation Members Home Loans Global Fund
2.954% due 03/09/2036		$7,933	7,551

Torrens Trust
7.873% due 10/19/2038	AUD	12,003	9,309

Total Australia (Cost $73,866)			66,868

CANADA 3.6%

Agrium, Inc.
6.750% due 01/15/2019		$5,000	4,909

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	17,362

Canada Housing Trust No. 1
3.550% due 09/15/2013		14,500	13,429
4.550% due 12/15/2012		33,200	32,120

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,633

Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	5,911

Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,545

Province of Ontario Canada
4.700% due 06/02/2037		10,300	9,177
6.200% due 06/02/2031		2,200	2,344

Province of Quebec Canada
5.000% due 12/01/2038		9,900	9,015
5.750% due 12/01/2036		2,600	2,620

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	1,946

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	3,900	5,130

Total Canada (Cost $124,173)			119,141

CAYMAN ISLANDS 1.5%

Foundation Re II Ltd.
9.557% due 11/26/2010		$1,650	1,640

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Green Valley Ltd.
8.562% due 01/10/2011	EUR	2,400	$3,370

Longpoint Re Ltd.
8.069% due 05/08/2010		$2,900	2,951

Mizuho Finance Cayman Ltd.
1.835% due 09/28/2049	JPY	400,000	3,761
2.394% due 12/31/2049		300,000	2,844

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$4,300	3,698

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	8,105

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	3,057

Mystic Re Ltd.
9.111% due 12/05/2008		$750	750

Pylon Ltd.
8.869% due 12/29/2008	EUR	1,350	1,887

Residential Reinsurance 2007 Ltd.
10.561% due 06/07/2010		$6,300	6,332

SHL Corp. Ltd.
1.600% due 12/25/2024	JPY	3,063	28

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	4,314

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,812

Vita Capital III Ltd.
3.891% due 01/01/2011		$4,000	3,874

Total Cayman Islands (Cost $54,840)			49,423

DENMARK 0.6%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	721	136

Nykredit Realkredit A/S
5.000% due 10/01/2038		11,995	2,014
6.000% due 10/01/2029		1,322	251

Realkredit Danmark A/S
5.000% due 10/01/2038		97,839	16,805

Total Denmark (Cost $19,141)			19,206

FRANCE 2.4%

AUTO Asset-Backed Securities
5.073% due 02/25/2019	EUR	300	407

AXA S.A.
3.750% due 01/01/2017		828	1,329

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		5,500	7,640

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,500	5,979

CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	7,346

Credit Agricole S.A.
2.809% due 05/28/2009		$2,700	2,689
6.637% due 05/29/2049		6,400	4,319

France Government Bond
4.000% due 04/25/2009	EUR	5,000	7,056
4.000% due 10/25/2038		4,400	5,470
4.000% due 04/25/2055		1,100	1,339
4.750% due 04/25/2035		2,200	3,092
5.750% due 10/25/2032		11,100	17,753
6.000% due 10/25/2025		3,400	5,515

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Societe Generale
5.922% due 04/29/2049		$2,000	$1,643

Vivendi
5.750% due 04/04/2013		7,000	6,850

Total France (Cost $85,918)			78,427

GERMANY 12.1%

Deutsche Bank AG
4.875% due 05/20/2013		$6,100	5,833
5.375% due 10/12/2012		6,200	5,979
6.000% due 09/01/2017		5,700	5,394

Driver One GmbH
4.683% due 10/21/2015	EUR	100	136

Republic of Germany
3.750% due 01/04/2017		11,300	15,646
4.000% due 01/04/2037		3,900	4,973
4.250% due 07/04/2039		6,600	8,767
4.750% due 07/04/2034		7,300	10,425
5.500% due 01/04/2031		26,450	41,364
5.625% due 01/04/2028		26,770	42,248
6.250% due 01/04/2024		25,400	42,442
6.250% due 01/04/2030		27,112	46,032
6.500% due 07/04/2027		95,560	165,587

Total Germany (Cost $403,983)			394,826

ICELAND 0.1%

Glitnir Banki HF
3.255% due 01/18/2012		$3,700	2,818

Landsbanki Islands HF
3.511% due 08/25/2009		2,400	2,072

Total Iceland (Cost $6,116)			4,890

IRELAND 1.0%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,000	2,831

Celtic Residential Irish Mortgage Securitisation
4.745% due 06/13/2035		1,252	1,601

Immeo Residential Finance PLC
5.118% due 12/15/2016		4,341	5,439

Ireland Government Bond
4.400% due 06/18/2019		11,300	15,514

Osiris Capital PLC
7.791% due 01/15/2010		$1,000	1,006

SC Germany Auto
4.585% due 08/11/2015	EUR	3,466	4,820

Total Ireland (Cost $34,086)			31,211

ITALY 0.6%

IntesaBci Sec 2 SRL
5.245% due 08/28/2023	EUR	4,247	5,811

Italy Buoni Poliennali Del Tesoro
4.250% due 04/15/2013		5,000	6,973
4.250% due 02/01/2015		1,800	2,497

Locat Securitisation Vehicle SRL
5.119% due 12/12/2028		100	132

Siena Mortgages SpA
5.188% due 12/16/2038		987	1,339

74	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vela Home SRL
5.241% due 10/24/2027	EUR	2,168	$2,986

Total Italy (Cost $20,504)			19,738

JAPAN 29.4%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015		300	397

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,296

Japan Government Bond
0.900% due 12/20/2012	JPY	3,420,000	32,037
1.100% due 09/20/2012		17,450,000	165,006
1.200% due 03/20/2012		5,690,000	53,996
1.500% due 12/20/2017		15,960,000	151,721
1.800% due 06/20/2017		8,990,000	87,717
2.300% due 06/20/2035		7,380,000	69,404
2.400% due 03/20/2034		2,470,000	23,725
2.500% due 09/20/2035		3,150,000	30,854
2.500% due 09/20/2036		2,150,000	21,017
2.500% due 09/20/2037		1,940,000	19,009

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,105,920	9,774
1.000% due 06/10/2016		3,549,960	31,674
1.100% due 12/10/2016		6,199,880	55,488
1.200% due 03/10/2017		51,100	460
1.200% due 06/10/2017		10,391,740	93,056
1.200% due 12/10/2017		4,809,670	42,957
1.400% due 06/10/2018		5,273,040	47,767

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	4,196

Sumitomo Mitsui Banking Corp.
1.718% due 12/31/2049	JPY	400,000	3,765
1.762% due 12/31/2049		100,000	942
1.844% due 12/01/2049		600,000	5,669
5.625% due 07/29/2049		$1,300	1,039

Total Japan (Cost $945,404)			958,966

JERSEY, CHANNEL ISLANDS 0.1%

Haus Ltd.
4.815% due 12/10/2037	EUR	980	1,356

Lloyds TSB Capital
7.375% due 12/29/2049		500	607

Total Jersey, Channel Islands (Cost $1,393)			1,963

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,683

Total Liberia (Cost $1,750)			1,683

LUXEMBOURG 0.5%

Covidien International Finance S.A.
6.000% due 10/15/2017		$4,100	4,055

Silver Arrow S.A.
4.585% due 08/15/2014	EUR	289	405

Tyco Electronics Group S.A.
6.550% due 10/01/2017		$13,000	12,522

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008		900	900

Total Luxembourg (Cost $18,844)			17,882

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEXICO 0.1%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$3,200	$2,971

Total Mexico (Cost $3,200)			2,971

NETHERLANDS 1.7%

Atomium Mortgage Finance BV
5.216% due 07/01/2034	EUR	376	528

Beluga Master Issuer BV
5.052% due 10/28/2096		100	138

Delphinus BV
5.243% due 04/25/2093		1,500	2,089

Deutsche Telekom International Finance BV
6.750% due 08/20/2018		$12,500	11,598
8.750% due 06/15/2030		1,900	1,838

Dutch Mortgage Portfolio Loans BV
5.213% due 11/20/2035	EUR	850	1,159

Dutch Mortgage-Backed Securities BV
5.208% due 11/02/2035		89	125
5.227% due 10/02/2079		2,259	3,137

Generali Finance BV
5.479% due 02/28/2049		2,300	2,300

Holland Euro-Denominated Mortgage-Backed Series
5.227% due 04/18/2012		504	707

Netherlands Government Bond
4.000% due 01/15/2037		1,000	1,252

Rabobank Nederland NV
3.209% due 05/19/2010		$26,900	26,838

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009		4,400	4,396

Total Netherlands (Cost $57,588)			56,105

NETHERLANDS ANTILLES 0.1%

BTMU Curacao Holdings
1.470% due 12/31/2049	JPY	200,000	1,885

Total Netherlands Antilles (Cost $1,703)			1,885

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$11,600	11,526

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	1,823

Total New Zealand (Cost $12,829)			13,349

NORWAY 0.3%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	6,100	8,494

Total Norway (Cost $9,386)			8,494

RUSSIA 0.4%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	746
7.343% due 04/11/2013		$3,100	2,821
8.146% due 04/11/2018		3,700	3,256

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		4,034	3,812

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

VTB Capital S.A.
6.875% due 12/11/2008		$1,400	$1,392

Total Russia (Cost $13,079)			12,027

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	5,561

Total South Korea (Cost $6,466)			5,561

SPAIN 1.0%

Bankinter S.A.
5.000% due 05/14/2010	EUR	17,000	23,703

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$6,700	6,252

Spain Government Bond
4.200% due 07/30/2013	EUR	600	842
4.200% due 01/31/2037		2,300	2,860

Total Spain (Cost $37,020)			33,657

SUPRANATIONAL 0.0%

European Investment Bank
6.250% due 04/15/2014	GBP	500	944

Total Supranational (Cost $1,054)			944

SWEDEN 1.7%

Stadshypotek AB
6.000% due 06/15/2011	SEK	10,000	1,487

Swedbank Hypotek AB
4.000% due 06/15/2011		396,000	54,816

Total Sweden (Cost $58,854)			56,303

SWITZERLAND 1.8%

Credit Suisse New York
5.000% due 05/15/2013		$23,800	22,077

UBS AG
3.714% due 05/05/2010		16,200	16,138
3.982% due 06/19/2010		10,400	10,382
5.875% due 12/20/2017		6,000	5,337
7.152% due 12/29/2049	EUR	4,100	3,803

Total Switzerland (Cost $62,375)			57,737

TUNISIA 0.2%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,203

Total Tunisia (Cost $5,567)			5,203

UNITED KINGDOM 4.8%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	11,200	14,351

Barclays Bank PLC
6.050% due 12/04/2017		$19,650	18,307
7.434% due 09/29/2049		3,300	2,690
7.700% due 04/29/2049		5,500	4,847

Bauhaus Securities Ltd.
5.282% due 10/30/2052	EUR	1,785	2,441

See Accompanying Notes	Semiannual Report	September 30, 2008	75

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HBOS PLC
5.920% due 09/29/2049		$14,000	$8,263
6.750% due 05/21/2018		7,100	5,959

HSBC Holdings PLC
6.500% due 05/02/2036		12,400	10,276

National Grid PLC
4.980% due 06/22/2011 (l)	CAD	4,900	4,618

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		$2,500	2,505

Permanent Financing PLC
5.089% due 09/10/2032	EUR	100	134

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		4,300	3,915

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,321

TI Group PLC
7.875% due 07/12/2010	GBP	7,000	12,745

United Kingdom Gilt
4.250% due 06/07/2032		18,200	30,542
4.500% due 12/07/2042		3,500	6,193
8.000% due 09/27/2013		14,100	29,229

Total United Kingdom (Cost $175,985)			158,336

UNITED STATES 90.7%

ASSET-BACKED SECURITIES 5.1%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$4,156	3,958

ACE Securities Corp.
3.257% due 07/25/2036		31	30
3.257% due 08/25/2036		20	19

AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009		2,330	2,318

Amortizing Residential Collateral Trust
3.497% due 07/25/2032		37	26

Amresco Residential Securities Mortgage Loan Trust
4.147% due 06/25/2029		221	198

BA Credit Card Trust
2.688% due 01/15/2013		300	292
3.068% due 04/15/2013		600	587
3.688% due 12/16/2013		8,200	8,060

Bank One Issuance Trust
3.450% due 10/17/2011		100	100

Bear Stearns Asset-Backed Securities Trust
3.277% due 12/25/2036		108	99
3.287% due 10/25/2036		92	78
3.607% due 10/27/2032		159	130
3.867% due 10/25/2032		89	79
4.207% due 08/25/2037		178	145

Carrington Mortgage Loan Trust
3.257% due 01/25/2037		85	81

Chase Issuance Trust
2.478% due 07/15/2011		200	199
2.488% due 04/16/2012		300	293
2.498% due 02/15/2011		5,000	4,991
2.508% due 03/15/2013		5,000	4,821
2.738% due 09/15/2011		300	297
4.319% due 09/15/2015		26,700	26,633

Citibank Credit Card Issuance Trust
2.801% due 05/21/2012		100	97

Citibank Omni Master Trust
4.188% due 03/20/2013		16,600	16,567

Citicorp Residential Mortgage Securities, Inc.
3.297% due 03/25/2037		4,026	3,937

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	$486	$450
6.681% due 12/01/2033	418	401

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	16	16
3.257% due 06/25/2037	99	96
3.267% due 09/25/2046	19	19
3.287% due 06/25/2037	104	100
3.307% due 09/25/2047	8,009	7,557
3.317% due 10/25/2046	117	114
3.387% due 09/25/2036	140	129
3.547% due 12/25/2036	1,273	915

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	101	97

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	83	68

First Alliance Mortgage Loan Trust
3.418% due 12/20/2027	16	12

First Franklin Mortgage Loan Asset-Backed Certificates
3.237% due 07/25/2036	6	6
3.277% due 12/25/2037	86	83

Ford Credit Auto Owner Trust
2.776% due 06/15/2009	10,195	10,181
3.388% due 01/15/2011	14,100	13,953
3.908% due 06/15/2012	9,500	9,259

Fremont Home Loan Trust
3.257% due 10/25/2036	74	71
3.267% due 01/25/2037	111	105
3.317% due 02/25/2036	178	170

JPMorgan Mortgage Acquisition Corp.
3.257% due 10/25/2036	96	91
3.317% due 08/25/2036	200	139

Lehman XS Trust
3.287% due 08/25/2046	63	62

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	12	10

MBNA Master Credit Card Trust
5.900% due 08/15/2011	100	101

Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037	61	58
3.257% due 05/25/2037	41	41
3.267% due 04/25/2037	20	20
3.277% due 08/25/2036	34	33

Mesa Trust Asset-Backed Certificates
3.607% due 12/25/2031	362	302

Nationstar Home Equity Loan Trust
3.327% due 04/25/2037	62	60

Nelnet Student Loan Trust
3.330% due 04/27/2015	100	100

New Century Home Equity Loan Trust
3.277% due 08/25/2036	12	12

Residential Asset Mortgage Products, Inc.
3.277% due 02/25/2037	89	84
3.767% due 06/25/2032	10	8

Residential Asset Securities Corp.
3.277% due 02/25/2037	106	100
3.707% due 07/25/2032	244	193

Securitized Asset-Backed Receivables LLC Trust
3.337% due 05/25/2037	137	120

SLC Student Loan Trust
2.784% due 02/15/2015	225	224
3.269% due 06/15/2017	100	97

SLM Student Loan Trust
2.780% due 04/25/2014	157	156
2.790% due 07/25/2013	85	85

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.790% due 10/27/2014		$2,866	$2,838
2.800% due 10/25/2013		292	291
2.800% due 07/25/2017		200	190
3.019% due 12/17/2018		26	25
3.364% due 10/25/2017		9,100	8,841
3.600% due 10/25/2013		100	100
4.173% due 04/25/2023		31,200	31,317

Soundview Home Equity Loan Trust
3.287% due 01/25/2037		60	59

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		55	54
3.437% due 10/25/2035		2,742	2,656

			166,304

BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.820% due 08/03/2012		18,315	12,440

Ford Motor Co.
5.490% due 12/16/2013		2,161	1,430

Georgia-Pacific Corp.
4.219% due 12/20/2012		289	256
4.551% due 12/20/2012		351	311
4.567% due 12/20/2012		4,048	3,587

HCA, Inc.
6.012% due 11/18/2013		4,728	4,158

MGM Mirage
3.409% due 10/03/2011		200	179
3.418% due 10/03/2011		100	90
3.437% due 10/03/2011		120	108
3.671% due 10/03/2011		300	259
3.737% due 10/03/2011		100	86
3.805% due 10/03/2011		80	57
4.010% due 10/03/2011		100	86

NRG Energy, Inc.
5.262% due 02/01/2013		943	833

Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014		283	240
6.302% due 10/10/2014		2,672	2,264
7.262% due 10/10/2014		30	25

			26,409

CORPORATE BONDS & NOTES 23.9%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,376

Allstate Life Global Funding II
3.461% due 05/21/2010		19,300	19,206

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,700	5,508

American Express Bank FSB
2.637% due 06/12/2012		3,400	3,068
3.489% due 04/26/2010		13,300	12,348
5.500% due 04/16/2013		5,700	5,222

American Express Co.
7.000% due 03/19/2018		13,900	12,288

American Express Credit Corp.
5.109% due 05/27/2010		200	188
5.875% due 05/02/2013		4,500	4,151

American International Group, Inc.
2.895% due 10/18/2011		5,000	2,970
4.875% due 03/15/2067	EUR	5,500	1,355
5.850% due 01/16/2018		$6,400	3,217
8.000% due 05/22/2038	EUR	15,600	4,173
8.175% due 05/15/2058		$14,900	2,387
8.250% due 08/15/2018		3,400	1,978

Amgen, Inc.
2.889% due 11/28/2008		1,350	1,346

76	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Anadarko Petroleum Corp.
6.125% due 03/15/2012		$2,600	$2,640

AT&T, Inc.
3.014% due 11/14/2008		500	499
5.500% due 02/01/2018		16,200	14,442
6.300% due 01/15/2038		11,100	9,197

AutoZone, Inc.
5.875% due 10/15/2012		2,000	1,966
6.500% due 01/15/2014		1,000	990

Avnet, Inc.
6.625% due 09/15/2016		1,700	1,658

Bank of America Corp.
2.918% due 11/06/2009		7,500	7,335
4.750% due 05/23/2017	EUR	12,700	15,958
5.650% due 05/01/2018		$5,000	4,219
8.125% due 12/29/2049		12,600	10,196

Bank of America N.A.
3.404% due 05/12/2010		5,400	5,332

Bear Stearns Cos. LLC
6.950% due 08/10/2012		13,600	13,750
7.250% due 02/01/2018		7,000	6,748

BellSouth Corp.
5.200% due 09/15/2014		3,000	2,816

Black & Decker Corp.
5.750% due 11/15/2016		3,000	2,726

Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,106

Brunswick Corp.
9.750% due 08/15/2013		3,000	3,068

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,669	2,561

Cardinal Health, Inc.
6.000% due 06/15/2017		5,000	4,692

Charter One Bank N.A.
2.845% due 04/24/2009		13,550	13,522

CIT Group, Inc.
2.927% due 08/17/2009		7,800	6,277

Citigroup Capital XXI
8.300% due 12/21/2077		18,600	13,863

Citigroup Funding, Inc.
3.852% due 05/07/2010		7,200	6,793

Citigroup, Inc.
5.500% due 04/11/2013		10,200	8,912
6.000% due 08/15/2017		7,000	5,940
6.125% due 05/15/2018		21,000	17,418
8.400% due 04/29/2049		3,500	2,387

CNA Financial Corp.
5.850% due 12/15/2014		3,000	2,810
6.000% due 08/15/2011		3,600	3,595

Computer Sciences Corp.
6.500% due 03/15/2018		6,000	5,773

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		2,500	2,376

Constellation Energy Group, Inc.
7.000% due 04/01/2012		5,300	5,356

Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,444

CSX Corp.
6.750% due 03/15/2011		2,500	2,557

CVS Caremark Corp.
5.750% due 08/15/2011		900	915

Daimler Finance North America LLC
3.169% due 03/13/2009		6,600	6,576
4.875% due 06/15/2010		1,000	996
5.750% due 09/08/2011		1,500	1,484

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Dominion Resources, Inc.
5.600% due 11/15/2016		$2,000	$1,857

Duke Energy Carolinas LLC
6.050% due 04/15/2038		2,800	2,536

EchoStar DBS Corp.
5.750% due 10/01/2008		410	410
6.375% due 10/01/2011		400	369

Exelon Corp.
6.750% due 05/01/2011		900	907

FirstEnergy Corp.
6.450% due 11/15/2011		6,500	6,535

Fortune Brands, Inc.
5.375% due 01/15/2016		7,400	6,730

GATX Financial Corp.
5.125% due 04/15/2010		500	504

General Electric Capital Corp.
3.712% due 05/22/2013		7,100	6,783
4.625% due 09/15/2066	EUR	700	594
5.875% due 01/14/2038		$2,000	1,475
6.375% due 11/15/2067		7,900	6,399

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	520,000	4,538

GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013		$12,200	11,989

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	2,105

Goldman Sachs Group, Inc.
3.654% due 03/22/2016		$2,900	1,730
5.375% due 02/15/2013	EUR	2,000	2,350
6.150% due 04/01/2018		$4,500	3,748
6.250% due 09/01/2017		700	587
6.750% due 10/01/2037		3,300	2,204

HCP, Inc.
5.650% due 12/15/2013		6,000	5,289
5.950% due 09/15/2011		1,000	946

Home Depot, Inc.
5.250% due 12/16/2013		4,000	3,688

Humana, Inc.
6.300% due 08/01/2018		6,300	5,578

International Business Machines Corp.
3.375% due 07/28/2011		2,900	2,899

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,149
5.400% due 02/15/2012		2,700	2,004
6.625% due 11/15/2013		7,000	4,295

International Paper Co.
7.950% due 06/15/2018		3,000	2,953

JPMorgan & Co., Inc. CPI Linked Bond
3.574% due 02/15/2012		4,670	4,670

JPMorgan Chase & Co.
2.537% due 05/07/2010		8,900	8,806
6.000% due 01/15/2018		10,000	9,134

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,500	2,542
6.000% due 10/01/2017		$7,400	6,794

JPMorgan Chase Capital XX
6.550% due 09/29/2036		4,800	3,531

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,175

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		3,000	2,677
6.950% due 01/15/2038		9,000	7,718

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		15,400	2,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.625% due 01/24/2013 (a)	$6,800	$884
6.875% due 05/02/2018 (a)	7,000	910

Lennar Corp.
5.950% due 10/17/2011	900	734

Loews Corp.
5.250% due 03/15/2016	1,200	1,157

Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009	900	880
5.875% due 01/15/2013	4,000	3,628

Marriott International, Inc.
6.375% due 06/15/2017	4,300	3,884

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	2,200	2,147

Masco Corp.
5.875% due 07/15/2012	1,000	956

Merrill Lynch & Co., Inc.
2.894% due 08/14/2009	3,800	3,666
3.310% due 03/23/2010	5,600	5,267
5.054% due 05/12/2010	22,200	21,423
6.875% due 04/25/2018	14,900	13,205

Metropolitan Life Global Funding I
5.125% due 04/10/2013	4,300	4,181

Morgan Stanley
2.852% due 05/07/2009	6,400	5,550
3.271% due 10/15/2015	5,100	2,786
4.904% due 05/14/2010	10,000	7,304
6.000% due 04/28/2015	42,500	28,953
6.250% due 08/28/2017	1,300	807
6.625% due 04/01/2018	12,100	8,020

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	1,910

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	6,400	6,403

Newell Rubbermaid, Inc.
5.500% due 04/15/2013	5,000	4,764

NGPL Pipe Co. LLC
7.768% due 12/15/2037	6,600	6,475

NiSource Finance Corp.
5.400% due 07/15/2014	1,200	1,102
6.400% due 03/15/2018	4,000	3,591

Omnicom Group, Inc.
5.900% due 04/15/2016	1,000	987

Pricoa Global Funding I
3.613% due 06/04/2010	28,300	28,172

Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,000	4,989

Prudential Financial, Inc.
6.625% due 12/01/2037	7,000	5,881

Qwest Communications International, Inc.
6.304% due 02/15/2009	200	198

Rabobank Capital Funding Trust
5.254% due 12/29/2049	3,900	3,365

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	1,200	1,176

Reynolds American, Inc.
3.519% due 06/15/2011	800	762
6.750% due 06/15/2017	700	655

Ryder System, Inc.
3.500% due 03/15/2009	900	896
6.000% due 03/01/2013	5,000	4,777

Sealed Air Corp.
5.625% due 07/15/2013	6,900	6,783

Sempra Energy
6.150% due 06/15/2018	8,000	7,388

See Accompanying Notes	Semiannual Report	September 30, 2008	77

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Simon Property Group LP
5.250% due 12/01/2016		$7,000	$5,980
5.625% due 08/15/2014		3,000	2,765

SLM Corp.
8.450% due 06/15/2018		7,000	4,765

Southwest Airlines Co.
6.500% due 03/01/2012		500	496

Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	4,628

Sprint Capital Corp.
8.750% due 03/15/2032		800	625

SUPERVALU, Inc.
7.500% due 11/15/2014		400	390

Time Warner, Inc.
3.034% due 11/13/2009		3,400	3,265

Travelers Cos., Inc.
5.750% due 12/15/2017		7,410	6,885

Tyco International Ltd.
7.000% due 12/15/2019		7,000	6,757

U.S. Bancorp
3.739% due 04/28/2009		8,200	8,156

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,446

UnitedHealth Group, Inc.
6.000% due 02/15/2018		$14,700	13,321
6.875% due 02/15/2038		1,800	1,586

Verizon Communications, Inc.
6.100% due 04/15/2018		2,000	1,849
6.400% due 02/15/2038		15,000	12,525

Viacom, Inc.
5.750% due 04/30/2011		6,100	5,929
6.250% due 04/30/2016		6,500	5,859

Wachovia Corp.
5.300% due 10/15/2011		3,500	2,924
5.500% due 05/01/2013		15,000	12,422

WEA Finance LLC
7.125% due 04/15/2018		7,000	6,299

Wells Fargo & Co.
4.375% due 01/31/2013		5,600	5,153

Wells Fargo Capital XIII
7.700% due 12/29/2049		7,200	6,283

Xerox Corp.
9.750% due 01/15/2009		2,600	2,643

			779,441

MORTGAGE-BACKED SECURITIES 9.4%

Adjustable Rate Mortgage Trust
5.139% due 09/25/2035		703	559

American Home Mortgage Assets
3.417% due 10/25/2046		2,254	879
3.437% due 09/25/2046		752	294
3.555% due 02/25/2047		9,071	4,562
3.775% due 11/25/2046		13,546	6,820

Banc of America Funding Corp.
6.129% due 01/20/2047		893	606

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		4,339	3,933

BCAP LLC Trust
3.377% due 01/25/2037		10,983	6,780

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		13,409	12,607
4.150% due 08/25/2035		5,959	5,222
4.417% due 05/25/2034		1,500	1,384
4.476% due 02/25/2034		140	114

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.550% due 08/25/2035	$4,670	$4,466
4.630% due 05/25/2034	784	753
4.644% due 10/25/2033	912	878
4.772% due 11/25/2034	43	40

Bear Stearns Alt-A Trust
5.471% due 08/25/2036	1,600	884
5.504% due 09/25/2035	4,754	3,835
5.622% due 08/25/2036	55	33
5.787% due 11/25/2036	6,647	4,461
5.859% due 01/25/2036	186	125
5.891% due 02/25/2036	8,322	5,747
5.899% due 11/25/2036	1,585	979
6.250% due 08/25/2036	4,813	3,006

Bear Stearns Commercial Mortgage Securities
5.243% due 12/11/2038	500	394
5.700% due 06/11/2050	6,100	5,201

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	129	116

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	3,500	2,992

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,528	3,366
4.748% due 08/25/2035	3,366	3,203
4.900% due 10/25/2035	14,284	13,069
4.900% due 12/25/2035	643	613
5.947% due 03/25/2037	2,711	1,647
6.014% due 09/25/2037	4,509	3,154

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	12,800	10,713

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	2,839

Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	1,945	1,856

Countrywide Alternative Loan Trust
3.377% due 01/25/2037	1,600	736
3.382% due 12/20/2046	8,869	5,408
3.397% due 09/25/2046	2,891	1,603
3.398% due 03/20/2046	232	143
3.398% due 07/20/2046	2,310	1,426
3.417% due 07/25/2046	184	106
3.437% due 08/25/2046	637	261
3.487% due 02/25/2037	212	138
3.557% due 05/25/2037	1,502	858
4.355% due 11/25/2035	1,016	668
4.895% due 11/25/2035	852	569
5.250% due 06/25/2035	998	826
5.898% due 02/25/2037	781	545
6.000% due 01/25/2037	3,711	2,623
6.000% due 04/25/2037	1,997	1,250
6.250% due 08/25/2037	1,129	679

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	55	35
3.527% due 03/25/2035	54	30
4.723% due 08/25/2034	361	286
4.797% due 11/25/2034	1,315	1,156
5.431% due 02/25/2047	1,379	903
5.620% due 03/25/2037	1,323	938

CS First Boston Mortgage Securities Corp.
3.857% due 03/25/2034	1,299	1,152
4.557% due 08/25/2033	593	590
4.938% due 12/15/2040	336	332
5.077% due 07/25/2033	127	121
5.549% due 05/25/2032	56	55

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	84	79

Downey Savings & Loan Association Mortgage Loan Trust
3.350% due 07/19/2045	523	255

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	$175	$172
4.593% due 12/25/2033	770	724
5.357% due 08/25/2035	634	548

First Republic Mortgage Loan Trust
2.838% due 11/15/2031	167	147

GE Capital Commercial Mortgage Corp.
5.512% due 11/10/2045	3,300	3,034

GMAC Mortgage Corp. Loan Trust
4.282% due 06/25/2034	146	103
5.500% due 09/25/2034	2,646	2,621

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	125	108
3.387% due 01/25/2037	1,728	1,049
3.417% due 04/25/2036	1,463	907
3.477% due 11/25/2045	361	228

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	133	130

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	3,475

GSR Mortgage Loan Trust
4.496% due 03/25/2033	1,053	994
4.539% due 09/25/2035	3,007	2,574

Harborview Mortgage Loan Trust
3.210% due 07/19/2046	3,197	1,994
3.220% due 09/19/2037	1,081	659
3.220% due 01/19/2038	2,827	1,709
3.270% due 03/19/2037	125	77
5.145% due 07/19/2035	278	242
5.150% due 05/19/2033	1,347	1,267

Homebanc Mortgage Trust
5.909% due 04/25/2037	1,600	871

Impac CMB Trust
3.472% due 07/25/2033	153	137

Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	1,600	1,035

Indymac INDB Mortgage Loan Trust
3.507% due 11/25/2035	740	412

Indymac Index Mortgage Loan Trust
3.397% due 04/25/2037	460	179
3.397% due 09/25/2046	7,032	4,280
3.447% due 04/25/2037	475	273
3.457% due 02/25/2037	1,100	395
3.507% due 06/25/2037	1,328	708
5.048% due 12/25/2034	348	285

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,169	1,645
5.550% due 10/25/2036	2,672	2,092

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,484
6.465% due 11/15/2035	10,100	10,113

JPMorgan Mortgage Trust
4.376% due 11/25/2033	936	912
4.500% due 09/25/2034	87	83
5.021% due 02/25/2035	2,321	2,023

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	351	347

Lehman XS Trust
3.287% due 07/25/2046	24	24

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	5,381	3,403
3.507% due 05/25/2047	1,700	592
3.788% due 11/21/2034	201	191
4.128% due 07/25/2034	820	792

MASTR Alternative Loans Trust
3.607% due 03/25/2036	920	506

78	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset Securitization Trust
5.500% due 11/25/2017	$649	$630

Mellon Residential Funding Corp.
2.947% due 06/15/2030	193	172

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	2,700	2,262
5.414% due 07/12/2046	7,200	6,331
6.156% due 08/12/2049	6,000	5,225

Merrill Lynch Mortgage Investors, Inc.
3.457% due 08/25/2036	655	453
6.013% due 02/25/2033	367	358

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	391	298
4.352% due 10/25/2035	6,796	6,349

Morgan Stanley Capital I
5.544% due 11/12/2049	1,200	928
5.692% due 04/15/2049	1,100	937

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	3,005	1,714
3.387% due 06/25/2046	7,417	4,652
3.407% due 12/25/2046	1,400	564
3.417% due 04/25/2046	135	87
3.477% due 05/25/2046	1,200	502
3.512% due 09/25/2046	2,000	423

Residential Asset Securitization Trust
3.657% due 12/25/2036	855	467
5.750% due 02/25/2036	883	698
6.250% due 10/25/2036	1,000	556
6.500% due 08/25/2036	1,300	717

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	688	592
6.500% due 03/25/2032	264	250

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	2,300	2,131

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	630	542
4.590% due 04/25/2034	849	760
5.246% due 05/25/2036	1,600	725
5.429% due 09/25/2036	1,600	1,349

Structured Asset Mortgage Investments, Inc.
3.307% due 09/25/2047	144	138
3.397% due 06/25/2036	304	187
3.417% due 05/25/2046	1,543	948
3.427% due 09/25/2047	6,000	1,655
3.457% due 09/25/2047	413	160
3.467% due 05/25/2046	859	360
3.507% due 08/25/2036	1,800	637
3.517% due 12/25/2035	26	16
4.355% due 08/25/2047	4,070	2,292

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	70	66

Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	800	661

WaMu Mortgage Pass-Through Certificates
3.467% due 11/25/2045	1,123	713
3.517% due 01/25/2045	1,224	818
3.555% due 03/25/2047	4,049	2,134
3.595% due 01/25/2047	2,093	1,138
3.605% due 06/25/2047	903	391
3.615% due 04/25/2047	9,028	5,224
3.747% due 12/25/2027	3,759	3,239
3.835% due 06/25/2046	341	207
3.855% due 02/25/2046	356	213
3.948% due 02/27/2034	1,180	1,115
4.198% due 10/25/2046	145	94
4.274% due 05/25/2041	19	18
4.329% due 07/25/2046	189	140
4.559% due 06/25/2033	305	298
5.468% due 02/25/2037	2,452	2,062

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.613% due 12/25/2036	$9,408	$7,386
5.711% due 02/25/2037	9,055	6,686
5.868% due 02/25/2037	2,593	2,189

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.457% due 07/25/2046	198	83
3.615% due 04/25/2047	931	421
3.625% due 04/25/2047	1,328	566
3.695% due 05/25/2047	876	417
3.795% due 07/25/2046	1,493	816

Wells Fargo Mortgage-Backed Securities Trust
4.616% due 06/25/2035	14,528	13,313
4.706% due 12/25/2033	52	48
4.950% due 03/25/2036	10,843	9,593
5.774% due 04/25/2036	1,144	777

		307,336

MUNICIPAL BONDS & NOTES 1.0%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	10,600	8,832

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	4,100	3,755
5.000% due 06/01/2037	1,000	905
5.000% due 11/01/2037	700	633

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.136% due 01/01/2014	830	488

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	998

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,200	884

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,346

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	22

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,266

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,605	1,377

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	189

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	600	389

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	303
5.500% due 06/01/2017	600	614

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	1,555	1,557

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	104

Southern California State Metropolitan Water District Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	504

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2025	$8,300	$2,928

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,110	5,246

		34,340

	SHARES
PREFERRED STOCKS 0.2%

DG Funding Trust
5.051% due 12/31/2049	640	6,528

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 44.0%

Fannie Mae
3.327% due 03/25/2034	$220	213
3.507% due 03/25/2036	160	155
4.503% due 11/01/2034 (g)	6,903	6,959
4.942% due 12/01/2034 (g)	1,504	1,523
5.000% due 11/25/2032 - 11/01/2038	76,159	73,936
5.000% due 08/01/2035 - 03/01/2036 (g)	23,999	23,426
5.200% due 11/01/2015 (g)	16,772	16,572
5.270% due 12/01/2015	3,425	3,391
5.310% due 12/01/2010 (g)	21,846	22,051
5.370% due 12/01/2015	2,655	2,643
5.425% due 01/01/2016	2,903	2,897
5.500% due 01/01/2023 - 05/01/2048	207,265	206,511
5.500% due 11/01/2028 - 04/01/2038 (g)	254,725	253,976
5.565% due 08/01/2023	166	170
5.582% due 04/01/2032	90	92
5.825% due 01/01/2023	59	60
6.000% due 01/01/2029 - 07/25/2044	151,155	153,056
6.000% due 07/01/2034 - 11/01/2035 (g)	22,353	22,722
6.500% due 02/01/2026 - 10/01/2038	122,486	125,571
6.500% due 12/01/2034 - 02/01/2037 (g)	1,872	1,930
6.915% due 11/01/2022	18	18
7.000% due 08/01/2036	2,493	2,590
7.110% due 12/01/2030	18	18

Freddie Mac
2.718% due 02/15/2019	15,330	14,946
2.838% due 12/15/2030	876	863
2.888% due 11/15/2016 - 03/15/2017	321	319
4.278% due 10/25/2044	6,291	6,072
4.500% due 09/01/2013 - 01/15/2016	1,478	1,479
5.000% due 03/15/2016 - 08/15/2035	9,665	8,973
5.142% due 06/01/2022	277	282
5.278% due 09/01/2035	513	516
5.500% due 10/01/2038	102,000	101,347
6.000% due 12/01/2033	2,266	2,282
7.000% due 08/01/2036	724	754
9.050% due 06/15/2019	4	4

Ginnie Mae
5.125% due 11/20/2021 - 11/20/2030	262	265
5.375% due 05/20/2022 - 05/20/2030	1,093	1,108
5.625% due 07/20/2022 - 08/20/2027	583	590

See Accompanying Notes	Semiannual Report	September 30, 2008	79

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/20/2034 - 10/22/2038	$64,435	$65,211
6.000% due 09/20/2038 (g)	71,600	72,668
6.500% due 07/20/2038 - 10/22/2038	152,101	155,744
6.500% due 09/20/2038 (g)	62,300	63,870

Small Business Administration
5.600% due 03/01/2029	2,600	2,607
5.980% due 05/01/2022	4,500	4,600
6.344% due 08/01/2011	512	522
6.640% due 02/01/2011	207	212

Tennessee Valley Authority
5.880% due 04/01/2036	8,145	9,022
5.980% due 04/01/2036	1,855	2,082

		1,436,818

U.S. TREASURY OBLIGATIONS 6.3%

U.S. Treasury Notes
3.125% due 04/30/2013	17,400	17,528
4.250% due 08/15/2013	151,200	160,697
4.250% due 11/15/2014	25,100	26,659

		204,884

Total United States (Cost $3,165,234)		2,962,060

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 14.2%

CERTIFICATES OF DEPOSIT 1.4%

Unicredito Italiano NY
3.088% due 05/15/2009	$29,100	$29,100
3.088% due 05/18/2009	14,300	14,287

		43,387

COMMERCIAL PAPER 2.5%

Citibank N.A.
3.580% due 10/23/2008	18,000	17,960

Freddie Mac
2.500% due 11/24/2008	64,800	64,557

		82,517

REPURCHASE AGREEMENTS 4.8%

State Street Bank and Trust Co.
0.100% due 10/01/2008	47,230	47,230
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 0.000% due 10/01/2008 valued at $48,175. Repurchase proceeds are $47,230.)
1.000% due 10/01/2008	109,796	109,796
(Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $111,993. Repurchase proceeds are $109,799.)

		157,026

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BELGIUM TREASURY BILLS 1.0%
4.284% due 11/13/2008	EUR	24,000	$33,594

U.S. TREASURY BILLS 4.5%
1.235% due 10/16/2008 - 12/26/2008 (b)(c)(d)(e)(f)		$146,710	145,897

Total Short-Term Instruments (Cost $463,486)			462,421

PURCHASED OPTIONS (j) 0.7%
(Cost $18,748)			22,901

Total Investments 172.5% (Cost $5,888,693)			$5,630,823

Written Options (k) (0.7%) (Premiums $20,342)			(23,503)

Other Assets and Liabilities (Net) (71.8%)			(2,342,171)

Net Assets 100.0%			$3,265,149

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $34,055 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $60,448 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $7,344 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $1,094 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $328,640 at a weighted average interest rate of 2.452%. On September 30, 2008, securities valued at $435,474 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $29,254 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	585	$31
90-Day Euribor December Futures	Long	12/2009	219	139
90-Day Euribor December Futures Put Options Strike @EUR 93.250	Long	12/2008	57	(1)
90-Day Euribor June Futures	Long	06/2009	703	1,501
90-Day Euribor March Futures	Long	03/2009	2,419	3,879
90-Day Euribor March Futures Put Options Strike @EUR 95.250	Short	03/2009	869	37
90-Day Euribor September Futures	Long	09/2009	74	127
90-Day Eurodollar December Futures	Long	12/2008	1,499	(789)
90-Day Eurodollar December Futures	Long	12/2009	2,720	1,696
90-Day Eurodollar March Futures	Long	03/2009	2,129	(364)
90-Day Eurodollar March Futures	Long	03/2010	105	49
90-Day Eurodollar October Futures	Long	10/2008	313	(865)
Australia Government 3-Year Bond December Futures	Short	12/2008	423	(242)
Australia Government 10-Year Bond December Futures	Short	12/2008	385	(358)
Canada Government 10-Year Bond December Futures	Short	12/2008	73	114
Euro-Bobl December Futures	Short	12/2008	218	(217)
Euro-Bobl December Futures Call Options Strike @ EUR 116.000	Long	12/2008	530	38
Euro-Bobl December Futures Put Options Strike @ EUR 103.000	Long	12/2008	1,828	0
Euro-Bund 10-Year Bond December Futures	Long	12/2008	1,192	(273)
Euro-Schatz December Futures	Long	12/2008	389	329
Euro-Schatz December Futures Put Options Strike @ EUR 100.000	Long	12/2008	788	0
U.S. Treasury 2-Year Note December Futures	Long	12/2008	27	27
U.S. Treasury 5-Year Note December Futures	Short	12/2008	142	214
U.S. Treasury 10-Year Note December Futures	Long	12/2008	3,390	(6,389)

80	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	133	$15
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	618	213
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	10	4
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,094	510
United Kingdom Government 10-Year Bond December Futures	Long	12/2008	160	508

				$(67)

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	(0.390%)	06/20/2014	DUB	0.722%		$1,400	$23	$0	$23
Agrium, Inc. 6.750% due 01/15/2019	(1.250%)	03/20/2019	MLP	1.378%		5,000	45	0	45
Akzo Nobel NV 4.250% due 06/14/2011	(0.290%)	06/20/2012	DUB	0.694%	EUR	1,700	33	0	33
Anadarko Petroleum Corp. 6.125% due 03/15/2012	(0.330%)	03/20/2012	BCLY	0.927%		$2,600	50	0	50
AutoZone, Inc. 5.500% due 11/15/2015	(0.920%)	06/20/2013	RBS	0.927%		7,000	0	0	0
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%)	06/20/2017	BOA	1.055%		2,000	63	0	63
AutoZone, Inc. 5.875% due 10/15/2012	(0.680%)	12/20/2012	CITI	0.880%		2,100	16	0	16
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%)	06/20/2017	JPM	1.055%		1,100	35	0	35
AutoZone, Inc. 5.875% due 10/15/2012	(0.850%)	06/20/2013	RBS	0.927%		7,000	21	0	21
AutoZone, Inc. 6.500% due 01/15/2014	(1.070%)	03/20/2014	BOA	0.963%		1,000	(5)	0	(5)
Avnet, Inc. 6.625% due 09/15/2016	(1.530%)	09/20/2016	UBS	1.440%		1,700	(10)	0	(10)
Bank of America Corp. 5.650% due 05/01/2018	(0.960%)	06/20/2018	DUB	1.600%		5,000	229	0	229
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(0.870%)	03/20/2018	DUB	1.400%		6,000	227	0	227
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(1.050%)	03/20/2018	RBS	1.400%		2,000	50	0	50
BellSouth Corp. 5.200% due 09/15/2014	(0.395%)	09/20/2014	DUB	0.417%		3,000	3	0	3
Black & Decker Corp. 5.750% due 11/15/2016	(1.020%)	12/20/2016	BOA	1.211%		3,000	36	0	36
Boston Scientific Corp. 6.400% due 06/15/2016	(2.060%)	06/20/2016	UBS	1.800%		4,300	(70)	0	(70)
Brunswick Corp. 9.750% due 08/15/2013	(4.100%)	09/20/2013	BOA	3.893%		3,000	(28)	0	(28)
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	(0.500%)	06/20/2017	BOA	0.434%		2,669	(13)	0	(13)
Cardinal Health, Inc. 6.000% due 06/15/2017	(0.590%)	06/20/2017	DUB	0.711%		5,000	42	0	42
Citigroup, Inc. 6.500% due 01/18/2011	(1.336%)	09/20/2018	DUB	2.650%		2,700	237	0	237
Citigroup, Inc. 6.500% due 01/18/2011	(1.300%)	09/20/2018	JPM	2.650%		15,000	1,354	0	1,354
CNA Financial Corp. 5.850% due 12/15/2014	(1.390%)	12/20/2014	BCLY	1.498%		3,000	16	0	16
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%)	09/20/2011	BEAR	1.096%		3,800	69	0	69
Compass Group PLC 6.375% due 05/29/2012	(0.390%)	06/20/2012	MLP	0.542%	EUR	1,800	13	0	13
Computer Sciences Corp. 6.500% due 03/15/2018	(1.060%)	03/20/2018	BOA	0.671%		$6,000	(179)	0	(179)
Constellation Energy Group, Inc. 7.000% due 04/01/2012	(1.460%)	06/20/2012	BOA	3.264%		5,300	286	0	286
Consumers Energy Co. 5.000% due 02/15/2012	(0.090%)	03/20/2012	BOA	1.772%		1,500	79	0	79
Covidien International Finance S.A. 6.000% due 10/15/2017	(0.750%)	12/20/2017	DUB	0.656%		4,100	(30)	0	(30)
CSX Corp. 6.750% due 03/15/2011	(0.165%)	03/20/2011	BEAR	1.173%		2,700	64	0	64
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240%)	09/20/2011	RBS	0.409%		1,000	5	0	5
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520%)	06/20/2010	BEAR	0.790%		1,000	4	0	4
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.620%)	09/20/2011	RBS	0.996%		1,500	16	0	16
Deutsche Bank AG 4.875% due 05/20/2013	(0.760%)	09/20/2013	BCLY	1.548%		5,300	179	0	179
Deutsche Bank AG 5.500% due 05/18/2011	(0.930%)	06/20/2013	CITI	1.530%		4,900	120	0	120
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.080%)	09/20/2018	CSFB	1.280%		4,500	67	0	67
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.180%)	09/20/2018	DUB	1.280%		8,000	54	0	54
Dominion Resources, Inc. 5.600% due 11/15/2016	(0.475%)	12/20/2016	CITI	0.674%		2,000	27	0	27
Exelon Corp. 6.750% due 05/01/2011	(0.330%)	06/20/2011	BOA	2.138%		900	41	0	41
FirstEnergy Corp. 6.450% due 11/15/2011	(0.500%)	12/20/2011	RBS	0.640%		6,500	27	0	27
Fortune Brands, Inc. 5.375% due 01/15/2016	(1.460%)	03/20/2016	BOA	1.300%		7,400	(84)	0	(84)
GATX Financial Corp. 5.125% due 04/15/2010	(0.160%)	06/20/2010	BEAR	1.397%		500	10	0	10
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.365%)	03/20/2012	DUB	15.354%		500	159	0	159
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.290%)	03/20/2012	RBS	15.354%		3,200	1,022	0	1,022
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.520%)	06/20/2012	WAC	0.392%		1,500	(7)	0	(7)
Goldman Sachs Group, Inc. 3-Month USD-LIBOR plus 0.450% due 03/22/2016	(0.330%)	03/20/2016	BEAR	4.097%		2,900	552	0	552
HCP, Inc. 5.650% due 12/15/2013	(2.030%)	12/20/2013	MSC	3.926%		6,000	466	0	466
HCP, Inc. 5.950% due 09/15/2011	(0.610%)	09/20/2011	JPM	3.649%		1,000	79	0	79
Home Depot, Inc. 5.250% due 12/16/2013	(0.980%)	12/20/2013	MSC	1.601%		4,000	110	0	110
Humana, Inc. 6.300% due 08/01/2018	(1.050%)	09/20/2018	BCLY	2.276%		1,800	156	0	156
Humana, Inc. 6.300% due 08/01/2018	(1.530%)	09/20/2018	JPM	2.276%		4,500	237	0	237
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130%)	03/20/2012	MLP	9.967%		2,900	698	0	698

See Accompanying Notes	Semiannual Report	September 30, 2008	81

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
International Lease Finance Corp. 5.400% due 02/15/2012	(0.170%)	03/20/2012	BCLY	9.967%		$2,700	$647	$0	$647
International Lease Finance Corp. 6.625% due 11/15/2013	(1.540%)	12/20/2013	BCLY	8.310%		7,000	1,545	0	1,545
International Paper Co. 7.950% due 06/15/2018	(2.400%)	06/20/2018	CSFB	1.777%		3,000	(136)	0	(136)
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%)	03/20/2018	BOA	1.400%		5,000	243	0	243
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%)	03/20/2018	DUB	1.400%		1,500	73	0	73
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.730%)	03/20/2018	UBS	1.400%		3,500	168	0	168
Koninklijke DSM NV 4.000% due 11/10/2015	(0.365%)	06/20/2012	GSC	0.672%	EUR	1,800	26	0	26
Landsbanki Islands HF 3-Month USD-LIBOR plus 0.700% due 08/25/2009	(0.330%)	09/20/2009	RBS	15.174%		$2,400	305	0	305
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.600%)	06/20/2018	DUB	Defaulted		7,000	5,912	0	5,912
Lennar Corp. 5.950% due 10/17/2011	(5.750%)	12/20/2012	MLP	7.636%		900	48	0	48
Loews Corp. 5.250% due 03/15/2016	(0.330%)	03/20/2016	BEAR	0.608%		1,150	20	0	20
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190%)	09/20/2009	BOA	1.574%		900	12	0	12
Macy’s Retail Holdings, Inc. 5.875% due 01/15/2013	(2.430%)	03/20/2013	BOA	2.280%		4,000	(26)	0	(26)
Marriott International, Inc. 6.375% due 06/15/2017	(1.730%)	06/20/2017	BOA	2.578%		4,300	229	0	229
Masco Corp. 5.875% due 07/15/2012	(0.580%)	09/20/2012	MSC	2.663%		1,000	71	0	71
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	(1.380%)	06/20/2018	CITI	3.763%		5,000	718	0	718
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.285%)	12/20/2015	BEAR	9.149%		2,500	815	0	815
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.295%)	12/20/2015	RBS	9.149%		2,600	846	0	846
Morgan Stanley 6.000% due 04/28/2015	(1.040%)	06/20/2015	BCLY	9.326%		2,000	584	0	584
Morgan Stanley 6.000% due 04/28/2015	(1.100%)	06/20/2015	BOA	9.326%		8,000	2,318	0	2,318
Morgan Stanley 6.000% due 04/28/2015	(1.200%)	06/20/2015	DUB	9.326%		9,000	2,576	0	2,576
Morgan Stanley 6.000% due 04/28/2015	(1.150%)	06/20/2015	RBS	9.326%		2,000	576	0	576
Morgan Stanley 6.600% due 04/01/2012	(1.850%)	09/20/2018	DUB	8.256%		2,900	811	0	811
Morgan Stanley 6.600% due 04/01/2012	(1.800%)	06/20/2013	JPM	10.115%		1,900	441	0	441
Morgan Stanley 6.600% due 04/01/2012	(1.830%)	09/20/2018	JPM	8.256%		10,600	2,973	0	2,973
Morgan Stanley 6.600% due 04/01/2012	(1.850%)	06/20/2013	RBS	10.115%		700	162	0	162
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.820%)	03/20/2018	CITI	1.272%		2,000	65	0	65
National Grid PLC 5.000% due 07/02/2018	(0.208%)	06/20/2011	BCLY	0.837%		4,300	70	0	70
Newell Rubbermaid, Inc. 5.500% due 04/15/2013	(0.780%)	06/20/2013	GSC	0.948%		5,000	35	0	35
NiSource Finance Corp. 5.400% due 07/15/2014	(0.620%)	09/20/2014	BEAR	2.574%		1,150	109	0	109
Nisource Finance Corp. 6.400% due 03/15/2018	(1.660%)	03/20/2018	CITI	2.750%		4,000	269	0	269
Omnicom Group, Inc. 5.900% due 04/15/2016	(0.940%)	06/20/2016	CITI	0.716%		1,000	(15)	0	(15)
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610%)	06/20/2013	BCLY	0.776%		2,500	17	0	17
Progress Energy, Inc. 5.625% due 01/15/2016	(0.105%)	06/20/2012	MSC	0.393%		2,100	21	0	21
RadioShack Corp. 7.375% due 05/15/2011	(1.410%)	06/20/2013	GSC	1.742%		8,400	111	0	111
RadioShack Corp. 7.375% due 05/15/2011	(1.440%)	06/20/2013	GSC	1.742%		5,700	68	0	68
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.280%)	06/20/2012	DUB	0.610%	EUR	1,600	25	0	25
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.280%)	06/20/2012	MSC	0.610%		$1,200	14	0	14
Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	(0.480%)	06/20/2010	BOA	3.915%		1,700	94	0	94
Ryder System, Inc. 3.500% due 03/15/2009	(0.150%)	03/20/2009	DUB	0.296%		900	1	0	1
Ryder System, Inc. 6.000% due 03/01/2013	(1.160%)	03/20/2013	CITI	1.485%		5,000	63	0	63
SCA Finans AB 4.500% due 07/15/2015	(0.250%)	06/20/2012	GSC	1.711%	EUR	1,900	129	0	129
Sealed Air Corp. 5.625% due 07/15/2013	(1.135%)	09/20/2013	BOA	1.774%		$6,900	191	0	191
Sempra Energy 6.150% due 06/15/2018	(0.795%)	06/20/2018	CITI	1.060%		8,000	155	0	155
Simon Property Group LP 5.250% due 12/01/2016	(1.470%)	12/20/2016	GSC	1.570%		7,000	42	0	42
Simon Property Group LP 5.625% due 08/15/2014	(1.006%)	09/20/2014	MSC	1.620%		3,000	92	0	92
SLM Corp. 5.125% due 08/27/2012	(4.250%)	06/20/2013	GSC	16.916%		200	59	0	59
SLM Corp. 8.450% due 06/15/2018	(3.200%)	06/20/2018	RBS	14.263%		2,000	707	0	707
Smith Group PLC 7.875% due 07/12/2010	(0.530%)	09/20/2010	RBS	0.598%	GBP	7,000	14	0	14
Southwest Airlines Co. 6.500% due 03/01/2012	(0.420%)	03/20/2012	DUB	1.302%		$500	14	0	14
Spectra Energy Capital LLC 6.200% due 04/15/2018	(0.860%)	06/20/2018	DUB	1.366%		5,000	185	0	185
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	(0.510%)	12/20/2014	DUB	2.249%		1,400	124	0	124
Travelers Cos., Inc. 5.750% due 12/15/2017	(0.900%)	12/20/2017	BOA	1.022%		7,410	58	0	58
Turkey Government International Bond 11.875% due 01/15/2030	(2.700%)	09/20/2010	MSC	1.762%		400	(7)	0	(7)
Tyco Electronics Group S.A. 6.550% due 10/01/2017	(0.850%)	12/20/2017	DUB	1.212%		6,000	154	0	154
Tyco Electronics Group S.A. 6.550% due 10/01/2017	(0.950%)	12/20/2017	DUB	1.212%		7,000	129	0	129
Tyco International Ltd. 7.000% due 12/15/2019	(1.120%)	12/20/2019	BOA	1.498%		7,000	213	0	213
United Utilities PLC 6.875% due 08/15/2028	(0.235%)	06/20/2012	DUB	0.822%	EUR	1,900	53	0	53
Viacom, Inc. 5.750% due 04/30/2011	(0.640%)	06/20/2011	MSC	1.250%		$1,000	16	0	16
Viacom, Inc. 5.750% due 04/30/2011	(0.470%)	06/20/2011	UBS	1.250%		2,400	47	77	(30)
Viacom, Inc. 6.250% due 04/30/2016	(1.150%)	06/20/2016	JPM	1.690%		6,500	213	0	213
Vivendi 5.750% due 04/04/2013	(1.280%)	06/20/2013	BOA	1.320%		7,000	10	0	10
Wachovia Corp. 5.500% due 05/01/2013	(2.320%)	06/20/2013	CITI	3.610%		5,000	238	0	238

82	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/( Received)	Unrealized Appreciation/ (Depreciation)
Wachovia Corp. 5.500% due 05/01/2013	(2.910%)	06/20/2013	CITI	3.610%		$10,000	$229	$0	$229
WEA Finance LLC 7.125% due 04/15/2018	(1.950%)	06/20/2018	HSBC	3.169%		7,000	535	0	535
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	(1.030%)	09/20/2018	BCLY	1.500%		11,500	396	0	396
Wolters Kluwer NV 5.125% due 01/27/2014	(0.330%)	06/20/2012	DUB	0.770%	EUR	1,600	33	0	33
WPP Group PLC 6.000% due 06/18/2008	(0.260%)	06/20/2012	GSC	1.666%		1,600	105	0	105
Xerox Corp. 9.750% due 01/15/2009	(0.290%)	03/20/2009	MSC	1.300%		$2,800	13	0	13

							$33,645	$77	$33,568

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC 4.566% due 10/27/2015	1.760%	03/20/2013	BNP	2.537%	EUR	4,300	$(171)	$0	$(171)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.800%	09/20/2009	GSC	1.100%		$3,000	(8)	0	(8)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.980%	09/20/2013	HSBC	1.418%		7,100	(134)	0	(134)
Brazilian Government International Bond 12.250% due 03/06/2030	1.345%	08/20/2011	JPM	1.301%		19,900	55	0	55
Brazilian Government International Bond 12.250% due 03/06/2030	1.340%	08/20/2011	MLP	1.301%		15,600	41	0	41
Brazilian Government International Bond 12.250% due 03/06/2030	1.380%	08/20/2011	MSC	1.301%		21,700	81	0	81
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%		13,000	(27)	0	(27)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.500%	03/20/2009	CITI	22.138%		11,400	(692)	0	(692)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%		400	(48)	(20)	(28)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.300%	03/20/2009	JPM	22.138%		6,300	(388)	0	(388)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	3.950%	12/20/2012	UBS	28.844%		3,000	(1,301)	0	(1,301)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%		400	(12)	0	(12)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	09/20/2009	CITI	7.410%		2,700	(157)	0	(157)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%		1,300	(38)	0	(38)
General Electric Capital Corp. 6.000% due 06/15/2012	1.320%	03/20/2013	RBS	6.113%		12,500	(1,905)	0	(1,905)
GMAC LLC 6.875% due 08/28/2012	8.850%	03/20/2009	BOA	88.715%		700	(195)	0	(195)
GMAC LLC 6.875% due 08/28/2012	8.650%	03/20/2009	CITI	88.715%		1,300	(363)	0	(363)
GMAC LLC 6.875% due 08/28/2012	9.500%	03/20/2009	JPM	88.715%		6,100	(1,683)	0	(1,683)
HSBC Finance Corp. 7.000% due 05/15/2012	1.500%	06/20/2010	GSC	4.561%		1,400	(67)	0	(67)
HSBC Finance Corp. 7.000% due 05/15/2012	1.550%	06/20/2009	MLP	4.857%		4,400	(100)	0	(100)
JC Penney Corp., Inc. 8.000% due 03/01/2010	0.990%	09/20/2010	GSC	1.596%		500	(6)	0	(6)
JSC Gazprom 7.800% due 09/27/2010	1.330%	12/20/2008	CSFB	3.467%		4,400	(4)	0	(4)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%		2,400	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.300%	12/20/2008	HSBC	3.467%		7,300	(8)	0	(8)
JSC Gazprom 8.625% due 04/28/2034	1.320%	12/20/2008	MSC	3.467%		500	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.330%	12/20/2008	MSC	3.467%		2,400	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.680%	04/20/2009	MSC	3.537%		1,500	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.710%	04/20/2009	MSC	3.537%		2,600	(5)	0	(5)
JSC Gazprom 8.625% due 04/28/2034	1.910%	04/20/2009	MSC	3.537%		800	1	0	1
JSC Gazprom 9.625% due 03/01/2013	0.610%	05/20/2012	MLP	4.333%		1,200	(137)	0	(137)
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	1.650%	03/20/2013	BCLY	3.498%	EUR	3,000	(279)	0	(279)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	0.740%	06/20/2012	BCLY	7.119%		$1,900	(360)	0	(360)
Russia Government International Bond 7.500% due 03/31/2030	0.450%	01/20/2009	CSFB	2.265%		5,000	(22)	0	(22)
Russia Government International Bond 7.500% due 03/31/2030	0.630%	12/20/2008	GSC	2.248%		6,200	(12)	0	(12)
Russia Government International Bond 7.500% due 03/31/2030	0.460%	01/20/2009	MSC	2.265%		4,000	(17)	0	(17)
Russia Government International Bond 7.500% due 03/31/2030	0.490%	02/20/2009	MSC	2.284%		18,900	(118)	0	(118)
SLM Corp. 5.125% due 08/27/2012	3.200%	12/20/2008	BNP	19.658%		4,600	(163)	0	(163)
SLM Corp. 5.125% due 08/27/2012	3.150%	06/20/2009	BOA	19.714%		3,400	(360)	0	(360)
SLM Corp. 5.125% due 08/27/2012	4.300%	03/20/2009	CITI	19.698%		1,300	(85)	0	(85)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%		1,900	(136)	0	(136)
SLM Corp. 5.125% due 08/27/2012	0.700%	06/20/2012	GSC	18.078%		1,600	(576)	0	(576)
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	GSC	0.397%		31,000	(161)	0	(161)
Spain Government Bond 5.500% due 07/30/2017	0.435%	03/20/2013	GSC	0.397%		11,200	19	0	19
Spain Government Bond 5.500% due 07/30/2017	0.465%	03/20/2013	HSBC	0.397%		8,400	24	0	24
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	JPM	0.397%		51,700	(268)	0	(268)

See Accompanying Notes	Semiannual Report	September 30, 2008	83

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	0.730%	04/20/2009	HSBC	5.404%	$700	$(15)	$0	$(15)
VTB Capital S.A. 6.250% due 06/30/2035	1.700%	12/20/2008	DUB	7.592%	3,300	(28)	0	(28)

						$(9,838)	$(20)	$(9,818)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Appreciation/ Appreciation
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	BCLY		$2,400	$173	$(17)	$190
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	GSC	EUR	43,700	3,154	(310)	3,464
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	MSC		15,000	1,083	(104)	1,187
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	UBS		$12,000	866	(83)	949
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	BCLY		14,500	1,042	195	847
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	BOA		38,400	2,760	91	2,669
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	GSC	EUR	12,600	906	299	607
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	JPM		$68,900	4,952	475	4,477
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	DUB		12,100	659	454	205
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC		20,100	34	(678)	712
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY		14,200	79	(120)	199
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB		125,400	693	(457)	1,150
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	EUR	13,700	76	(123)	199
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC		$19,800	109	(135)	244
iTraxx Europe 9 Index	(1.750%)	06/20/2018	DUB	EUR	27,500	(1,518)	(2,622)	1,104
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BCLY		11,300	859	(80)	939
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BNP		5,200	395	(39)	434
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	DUB		900	68	(5)	73
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	HSBC		1,800	137	(13)	150
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	JPM		6,300	479	(35)	514
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	CSFB		25,000	(1,005)	(3,337)	2,332
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	DUB		25,000	(1,005)	(3,282)	2,277
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	JPM		15,000	(603)	(1,969)	1,366
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	RBS		15,000	(603)	(2,085)	1,482

						$13,790	$(13,980)	$27,770

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	CSFB		$4,800	$(1,978)	$(1,440)	$(538)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	DUB		3,000	(922)	(1,129)	207

						$(2,900)	$(2,569)	$(331)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

84	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	7,200	$(224)	$(129)	$(95)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		7,200	(224)	(132)	(92)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		28,200	(705)	(374)	(331)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		16,200	(404)	(165)	(239)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		25,600	(639)	(607)	(32)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		21,500	(537)	(19)	(518)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		2,700	(188)	(105)	(83)
Receive	3-Month CAD Bank Bill	5.000%	06/20/2017	DUB		3,300	(229)	53	(282)
Receive	3-Month CAD Bank Bill	5.500%	06/20/2017	RBC		3,700	(119)	(20)	(99)
Pay	3-Month CAD Bank Bill	5.500%	06/15/2035	DUB		1,900	221	123	98
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	17,000	(7)	(18)	11
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		18,000	(8)	(19)	11
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$37,000	250	(31)	281
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MSC		214,000	1,095	862	233
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		108,500	(639)	(743)	104
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		122,500	(4,904)	(5,020)	116
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	MSC		2,400	(96)	(57)	(39)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		8,700	(331)	(309)	(22)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		65,000	(2,473)	(819)	(1,654)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CSFB		79,000	(3,006)	(2,449)	(557)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		372,200	(14,162)	(10,991)	(3,171)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		50,800	(1,850)	726	(2,576)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		65,700	(2,392)	530	(2,922)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		8,100	(295)	(482)	187
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		17,300	(629)	(380)	(249)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		3,500	(156)	(322)	166
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		42,500	(1,894)	12	(1,906)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		4,700	(210)	(385)	175
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		49,700	(2,215)	1,715	(3,930)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		17,900	(798)	(816)	18
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		21,500	(958)	(434)	(524)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		45,700	(2,037)	(3,154)	1,117
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB	AUD	132,900	2,549	(1,613)	4,162
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	DUB		113,900	1,789	(400)	2,189
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	UBS		49,000	769	(221)	990
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	DUB		9,800	(132)	(88)	(44)
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	HSBC		9,000	(121)	(77)	(44)
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB		20,500	564	(28)	592
Pay	6-Month AUD Bank Bill	7.000%	06/15/2014	UBS		37,200	950	854	96
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	CITI		39,700	680	(290)	970
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	UBS		27,400	469	(254)	723
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	MSC		9,300	(74)	241	(315)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY	EUR	71,600	(1,377)	(914)	(463)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	JPM		80,000	(1,539)	704	(2,243)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		26,920	(452)	534	(986)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		55,000	(1,604)	(195)	(1,409)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY		11,500	120	(122)	242
Pay	6-Month EUR-LIBOR	4.750%	12/17/2010	GSC		41,500	275	(112)	387
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BCLY		121,900	250	(22)	272
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		20,300	42	32	10
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		18,700	38	(48)	86
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		12,600	(482)	(321)	(161)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		61,600	(2,559)	(401)	(2,158)
Pay	6-Month EUR-LIBOR	4.450%	03/18/2014	BCLY		61,400	(565)	23	(588)
Pay	6-Month EUR-LIBOR	4.450%	03/18/2014	GSC		9,900	(92)	2	(94)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY		24,700	(152)	(219)	67
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		53,200	(330)	(206)	(124)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	HSBC		17,800	(110)	(263)	153
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		30,400	(188)	(240)	52
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	MSC		4,900	(31)	(96)	65
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	GSC		50	0	0	0
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	JPM		5,000	(45)	(113)	68
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	JPM		7,900	(125)	(135)	10
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		31,900	(289)	(2,254)	1,965
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		12,200	737	(108)	845
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		10,800	(1,110)	(1,140)	30
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		300	(31)	(7)	(24)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		22,000	(2,260)	(2,514)	254
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	GSC		20,300	(2,174)	(1,420)	(754)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		38,100	(4,079)	(2,332)	(1,747)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2012	MSC	GBP	19,700	(12)	(153)	141
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	CITI		2,800	(43)	(97)	54
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,500	(437)	(1,106)	669
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		32,300	(494)	(1,314)	820
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		2,400	(36)	(100)	64

See Accompanying Notes	Semiannual Report	September 30, 2008	85

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC	GBP	14,600	$291	$26	$265
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		8,900	(121)	(79)	(42)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	CITI		3,200	(44)	(47)	3
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		43,500	(593)	414	(1,007)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		700	(9)	7	(16)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC		25,100	(342)	81	(423)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		19,200	(81)	(37)	(44)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BNP		15,200	(63)	(41)	(22)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		187,800	(789)	(432)	(357)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	MSC		1,400	(6)	(31)	25
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		3,500	(33)	3	(36)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		6,600	(63)	(12)	(51)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		14,600	(139)	(449)	310
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		3,700	(36)	14	(50)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		10,500	(101)	(23)	(78)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		2,100	(36)	(118)	82
Pay	6-Month GBP-LIBOR	5.000%	03/18/2016	RBS		19,900	(21)	(3)	(18)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		3,200	(210)	(13)	(197)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		11,700	(768)	356	(1,124)
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	DUB		6,100	773	675	98
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	HSBC		5,600	710	765	(55)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		3,000	246	91	155
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		10,700	879	1,088	(209)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		8,500	(2,311)	(1,097)	(1,214)
Pay	6-Month GBP-LIBOR	4.250%	06/15/2037	GSC		22,800	1,226	1,043	183
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		11,800	(347)	(363)	16
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		3,100	(523)	(354)	(169)
Receive	6-Month JPY-LIBOR	1.000%	06/24/2011	JPM	JPY	500,000	22	60	(38)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		2,008,000	(72)	(28)	(44)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	BNP		5,630,000	345	103	242
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	DUB		14,090,000	862	352	510
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	RBS		2,240,000	137	207	(70)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		16,370,000	1,003	(449)	1,452
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	MSC		10,670,000	1,486	(634)	2,120
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		12,190,000	(3,217)	(1,058)	(2,159)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		3,300,000	(871)	(50)	(821)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		1,840,000	68	(96)	164
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		1,820,000	(2,671)	(816)	(1,855)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$24,000	(565)	108	(673)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	16,000	(130)	(22)	(108)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		19,000	(150)	(18)	(132)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		20,500	(95)	23	(118)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		7,100	(280)	0	(280)
Pay	France CPI ex-Tobacco Index	1.940%	04/10/2012	BNP		1,300	(54)	0	(54)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		700	(30)	0	(30)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		1,300	(54)	0	(54)
Pay	France CPI ex-Tobacco Index	2.080%	06/15/2012	GSC		20,500	(783)	0	(783)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$62,000	(629)	0	(629)

							$(60,663)	$(41,346)	$(19,317)

(j)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	108	$2	$1
Call - CBOT U.S. Treasury 10-Year Note December Futures	136.000	11/21/2008	4,274	77	66
Put - CBOT U.S. Treasury 10-Year Note December Futures	95.000	11/21/2008	51	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	1,479	27	23
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	955	17	15
Put - CME 90-Day Eurodollar June Futures	92.000	06/15/2009	92	1	1

				$125	$107

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	122,000	$649	$669
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$535,100	3,019	4,289
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		66,400	651	1,613
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		134,600	1,351	3,271
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		259,500	3,043	3,994
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		813,800	8,433	6,319
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		34,100	347	829

								$17,493	$20,984

86	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD		$1.367	05/19/2010	EUR	5,300	$254	$539
Put - OTC EUR versus USD		1.367	05/19/2010		5,300	254	382
Call - OTC EUR versus USD		1.375	05/21/2010		4,300	202	420
Put - OTC EUR versus USD		1.375	05/21/2010		4,300	202	325
Call - OTC GBP versus USD		2.285	10/10/2008	GBP	3,700	0	0
Call - OTC USD versus JPY	JPY	104.000	03/17/2010		$1,000	48	42
Put - OTC USD versus JPY		104.000	03/17/2010		1,000	37	63

						$997	$ 1,771

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Fannie Mae 6.000% due 10/01/2038		$107.000	10/07/2008		$90,000	$10	$0
Call - OTC Fannie Mae 6.000% due 11/01/2038		107.000	11/06/2008		76,200	9	0
Call - OTC Fannie Mae 6.500% due 10/01/2038		107.000	10/07/2008		57,000	7	0
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010		102.750	10/10/2008		100,000	12	0
Call - OTC U.S. Treasury Note 3.000% due 02/15/2009		101.000	10/17/2008		16,300	2	1
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009		103.875	10/17/2008		73,500	9	0
Call - OTC U.S. Treasury Note 4.000% due 02/15/2015		121.000	10/10/2008		7,600	1	0
Call - OTC U.S. Treasury Note 4.000% due 04/15/2010		105.875	10/17/2008		25,000	3	0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013		118.000	10/10/2008		50,400	6	0
Call - OTC U.S. Treasury Note 4.250% due 11/15/2013		118.500	10/10/2008		40,900	5	0
Call - OTC U.S. Treasury Note 4.250% due 11/15/2014		122.000	10/10/2008		25,100	3	0
Call - OTC U.S. Treasury Note 4.625% due 07/31/2012		116.000	10/17/2008		15,000	2	0
Put - OTC Fannie Mae 5.000% due 12/01/2038		72.000	12/04/2008		50,000	6	0
Put - OTC Fannie Mae 5.500% due 12/01/2038		75.000	12/04/2008		183,600	21	1
Put - OTC Fannie Mae 6.000% due 12/01/2038		81.000	12/04/2008		34,000	4	0
Put - OTC Ginnie Mae 6.000% due 10/01/2038		85.000	10/15/2008		133,000	14	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038		76.000	11/12/2008		20,000	2	0
Put - OTC Ginnie Mae 6.500% due 12/01/2038		86.000	12/11/2008		144,000	17	37

						$133	$ 39

(k)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	8,300	$190	$16
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		14,700	380	29
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		31,700	421	769
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		31,700	421	111
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		39,300	577	530
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$169,000	2,484	3,394
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		13,100	286	289
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		22,100	584	1,324
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		20,200	266	841
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		20,200	365	153
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		43,600	1,182	2,612
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		86,500	2,910	3,794
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		353,800	8,487	8,322
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		11,400	316	683

								$18,869	$22,867

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount		Premium	Value
Put - OTC EUR versus USD		$1.390	10/07/2008	EUR	22,433	$194	$224
Put - OTC GBP versus USD		1.710	10/10/2008	GBP	18,423	182	66
Call - OTC USD versus JPY	JPY	104.000	03/17/2010		$400	21	17
Put - OTC USD versus JPY		104.000	03/17/2010		400	21	25

						$418	$332

See Accompanying Notes	Semiannual Report	September 30, 2008	87

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$96.922	10/24/2008	$48,000	$405	$108
Put - OTC Fannie Mae 5.500% due 11/01/2038	97.797	10/24/2008	28,000	188	103
Put - OTC Fannie Mae 5.500% due 11/01/2038	98.344	10/24/2008	26,000	164	0
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.203	10/24/2008	17,000	101	28
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.406	10/24/2008	34,000	197	65

				$1,055	$304

Transactions in written call and put options for the period ended September 30, 2008:
	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	4,823	$799,800	AUD	44,600	EUR	39,300	GBP	0	$19,581
Sales	8,054	524,300		0		108,833		18,423	10,729
Closing Buys	(2,831)	(225,400)		0		0		0	(2,992)
Expirations	(10,046)	(205,000)		(44,600)		0		0	(6,976)
Exercised	0	0		0		0		0	0

Balance at 09/30/2008	0	$893,700	AUD	0	EUR	148,133	GBP	18,423	$20,342

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,372	$4,618	0.14%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$66,500	$66,376	$66,240
Fannie Mae	5.500%	11/01/2038	23,000	22,522	22,867
Fannie Mae	6.000%	10/01/2038	41,000	41,237	41,493
Fannie Mae	6.500%	10/01/2038	30,225	31,016	30,976
U.S. Treasury Bonds	5.000%	05/15/2037	7,500	8,463	8,471
U.S. Treasury Notes	2.500%	03/31/2013	5,000	4,910	4,925
U.S. Treasury Notes	3.000%	02/15/2009	16,300	16,362	16,474
U.S. Treasury Notes	3.125%	04/30/2013	17,400	17,451	17,686
U.S. Treasury Notes	3.250%	12/31/2009	73,500	74,652	75,613
U.S. Treasury Notes	3.500%	02/15/2018	4,500	4,386	4,436
U.S. Treasury Notes	4.000%	04/15/2010	25,000	25,683	26,326
U.S. Treasury Notes	4.125%	05/15/2015	5,000	5,294	5,357
U.S. Treasury Notes	4.250%	08/15/2013	201,600	212,957	214,857
U.S. Treasury Notes	4.250%	11/15/2013	40,900	43,138	44,148
U.S. Treasury Notes	4.250%	11/15/2014	25,100	26,633	26,926
U.S. Treasury Notes	4.500%	02/15/2016	25,700	27,635	27,589
U.S. Treasury Notes	4.875%	08/15/2016	292,200	320,952	318,736
U.S. Treasury Notes	5.125%	05/15/2016	79,590	88,102	89,180

				$1,037,769	$1,042,300

(6)	Market value includes $7,253 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	34,141	04/2009	$0	$(175)	$(175)
Buy	AUD	BCLY	1,736	10/2008	0	(100)	(100)
Buy		DUB	4,267	10/2008	0	(26)	(26)
Buy		MSC	876	10/2008	3	0	3
Sell		MSC	876	10/2008	36	0	36
Buy		UBS	3,885	10/2008	0	(23)	(23)
Sell		UBS	80,774	10/2008	5,563	0	5,563
Buy	BRL	BCLY	10,024	10/2008	0	(107)	(107)
Sell		BCLY	10,024	10/2008	290	0	290
Buy		BCLY	10,024	12/2008	0	(291)	(291)
Sell		CITI	2,148	12/2008	68	0	68
Buy		HSBC	52,908	12/2008	0	(334)	(334)
Sell		HSBC	19,781	12/2008	340	0	340

88	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	JPM	4,032	12/2008	$0	$(21)	$(21)
Sell		JPM	12,629	12/2008	246	0	246
Buy		MSC	21,784	12/2008	0	(1,409)	(1,409)
Sell		MSC	30,643	12/2008	950	0	950
Buy		RBC	225	12/2008	0	(5)	(5)
Sell		UBS	23,772	12/2008	549	0	549
Sell		RBC	225	06/2009	5	0	5
Sell	CAD	RBC	32,828	10/2008	347	0	347
Buy	CLP	MSC	499,300	12/2008	0	(130)	(130)
Buy	CNY	BCLY	51,036	11/2008	0	(86)	(86)
Buy		BCLY	76,931	05/2009	0	(675)	(675)
Buy		CITI	122,320	05/2009	0	(1,078)	(1,078)
Buy		HSBC	28,880	05/2009	0	(192)	(192)
Sell		HSBC	13,437	05/2009	46	0	46
Buy		JPM	54,843	05/2009	0	(436)	(436)
Buy		MSC	24,630	05/2009	0	(203)	(203)
Buy		BCLY	3,982	07/2009	0	(46)	(46)
Buy		DUB	64,409	07/2009	0	(710)	(710)
Buy		HSBC	21,800	07/2009	0	(222)	(222)
Buy		JPM	18,891	07/2009	0	(208)	(208)
Buy		BCLY	23,792	05/2010	0	(419)	(419)
Buy		MLP	26,809	05/2010	0	(458)	(458)
Buy	DKK	RBS	2,031	10/2008	0	(9)	(9)
Buy		UBS	1,275	10/2008	0	(11)	(11)
Buy		BCLY	1,275	11/2008	1	0	1
Sell		MSC	112,216	12/2008	423	0	423
Sell	EUR	CITI	190,631	10/2008	0	(621)	(621)
Buy		DUB	4,810	10/2008	65	0	65
Buy		HSBC	3,631	10/2008	0	(239)	(239)
Buy		JPM	188	10/2008	0	(12)	(12)
Buy		UBS	3,777	10/2008	44	0	44
Sell		UBS	184,590	10/2008	10,304	0	10,304
Sell		HSBC	3,018	11/2008	34	0	34
Buy	GBP	BCLY	3,269	10/2008	0	(258)	(258)
Buy		CITI	2,759	10/2008	0	(100)	(100)
Buy		HSBC	3,565	10/2008	0	(258)	(258)
Buy		MSC	1,068	10/2008	0	(76)	(76)
Buy		UBS	425	10/2008	0	(34)	(34)
Sell		UBS	10,660	10/2008	844	0	844
Sell		RBS	450	11/2008	23	0	23
Sell		UBS	23,246	11/2008	802	0	802
Sell	HKD	BCLY	311	10/2008	0	0	0
Buy		CITI	622	10/2008	0	0	0
Sell		CSFB	389	10/2008	0	0	0
Sell		DUB	287	10/2008	0	0	0
Buy		HSBC	40	10/2008	0	0	0
Sell		CITI	621	01/2009	0	0	0
Buy	INR	BCLY	16,298	11/2008	0	(34)	(34)
Sell		BCLY	141,414	11/2008	174	0	174
Buy		DUB	97,601	11/2008	0	(326)	(326)
Sell		DUB	151,949	11/2008	195	0	195
Buy		HSBC	247,396	11/2008	0	(834)	(834)
Buy		JPM	292,453	11/2008	0	(1,026)	(1,026)
Sell		JPM	279,895	11/2008	369	0	369
Sell	JPY	BCLY	3,204,247	10/2008	131	0	131
Buy		CITI	94,000	10/2008	10	0	10
Buy		CSFB	126,410	10/2008	8	0	8
Sell		CSFB	181,041	10/2008	0	(12)	(12)
Buy		DUB	57,186,726	10/2008	10,199	0	10,199
Buy		MLP	906,501	10/2008	0	(87)	(87)
Sell		MSC	84,831,611	10/2008	0	(21,525)	(21,525)
Buy		RBS	1,754,176	10/2008	0	(227)	(227)
Sell		UBS	1,271,938	10/2008	109	0	109
Sell		BCLY	86,411,565	11/2008	1,557	0	1,557
Sell	KRW	MLP	356,580	11/2008	18	0	18
Sell		BCLY	3,103,842	02/2009	363	0	363
Buy		MLP	3,514,710	02/2009	0	(511)	(511)
Buy	MXN	BCLY	351	11/2008	0	(2)	(2)
Sell		CITI	832	11/2008	2	0	2
Buy		HSBC	231	11/2008	0	(1)	(1)
Buy		JPM	231	11/2008	0	(1)	(1)
Buy		RBC	19	11/2008	0	0	0
Buy		CITI	832	05/2009	0	(2)	(2)
Buy	MYR	BCLY	37,321	11/2008	0	(1,050)	(1,050)
Sell		BCLY	40,440	11/2008	139	(45)	94

See Accompanying Notes	Semiannual Report	September 30, 2008	89

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	CITI	58,597	11/2008	$0	$(1,691)	$(1,691)
Buy		DUB	63,765	11/2008	0	(1,858)	(1,858)
Sell		HSBC	17,344	11/2008	17	0	17
Sell		JPM	17,839	11/2008	132	0	132
Sell		MLP	10,921	11/2008	0	(14)	(14)
Sell	NZD	BCLY	3,051	10/2008	95	0	95
Buy	PHP	HSBC	69,000	11/2008	0	(96)	(96)
Buy		JPM	69,700	11/2008	0	(84)	(84)
Buy		BCLY	16,100	02/2009	0	(17)	(17)
Buy		DUB	7,900	02/2009	0	(11)	(11)
Buy		HSBC	19,410	02/2009	0	(21)	(21)
Buy		JPM	27,290	02/2009	0	(22)	(22)
Buy		MLP	6,100	02/2009	0	(8)	(8)
Buy		MSC	21,700	02/2009	0	(25)	(25)
Buy		RBS	6,000	02/2009	0	(8)	(8)
Buy		LEH	4,100	12/2010	0	(4)	(4)
Sell		LEH	4,100	12/2010	0	(2)	(2)
Buy	PLN	HSBC	484	05/2009	0	(16)	(16)
Buy	RUB	DUB	125,704	11/2008	0	(202)	(202)
Sell		DUB	371,282	11/2008	592	0	592
Buy		HSBC	228,049	11/2008	0	(314)	(314)
Sell		JPM	8,346	11/2008	16	0	16
Buy		DUB	28,546	05/2009	0	(86)	(86)
Buy		HSBC	3,060	05/2009	0	(9)	(9)
Buy	SAR	JPM	28,597	04/2009	0	(115)	(115)
Sell	SEK	RBS	393,844	10/2008	2,559	0	2,559
Buy	SGD	BCLY	92	10/2008	0	(3)	(3)
Buy		CSFB	412	10/2008	0	(13)	(13)
Buy		DUB	240	10/2008	0	(9)	(9)
Buy		JPM	1,540	10/2008	0	(52)	(52)
Buy		UBS	450	10/2008	0	(14)	(14)
Buy		BCLY	634	11/2008	0	(21)	(21)
Sell		BCLY	8,779	11/2008	12	0	12
Buy		BOA	312	11/2008	0	(12)	(12)
Buy		CITI	4,228	11/2008	0	(61)	(61)
Sell		DUB	9,189	11/2008	95	0	95
Buy		HSBC	1,050	11/2008	0	(41)	(41)
Buy		JPM	10,969	11/2008	0	(181)	(181)
Buy		UBS	3,046	11/2008	0	(21)	(21)
Buy	TWD	BCLY	58,614	02/2009	0	(87)	(87)
Buy		DUB	26,100	02/2009	0	(41)	(41)
Sell		HSBC	138,510	02/2009	140	0	140
Buy		MLP	41,900	02/2009	0	(57)	(57)
Buy		MSC	26,300	02/2009	0	(41)	(41)
Buy		UBS	13,300	02/2009	0	(21)	(21)

					$37,915	$(39,933)	$(2,018)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$5,603,914	$26,909	$5,630,823
Short Sales, at value	0	(1,035,047)	0	(1,035,047)
Other Financial Instruments ++	(67)	8,539	(2,349)	6,123

Total	$(67)	$4,577,406	$24,560	$4,601,899

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$58	$48,664	$3	$18	$(21,834)	$0	$26,909
Other Financial Instruments ++	(780)	0	0	0	(1,767)	198	(2,349)

Total	$(722)	$48,664	$3	$18	$(23,601)	$198	$24,560

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

90	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments Global Bond Fund (Unhedged)	(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%

Mizuho Finance Aruba AEC
2.005% due 04/27/2049	JPY	100,000	$945

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		100,000	948

Total Aruba (Cost $1,734)			1,893

AUSTRALIA 2.7%

Medallion Trust
2.941% due 05/25/2035		$2,798	2,646

Puma Finance Ltd.
2.881% due 02/21/2038		2,714	2,575
7.510% due 07/12/2036	AUD	983	766
7.520% due 08/22/2037		2,439	1,858

Queensland Treasury Corp.
6.000% due 06/14/2011		15,000	11,919

Seven Media Group
9.485% due 02/07/2013		2,514	1,729
10.510% due 02/07/2013		610	419

Torrens Trust
7.873% due 10/19/2038		4,818	3,736

Total Australia (Cost $28,505)			25,648

BERMUDA 0.5%

Merna Reinsurance Ltd.
4.412% due 07/07/2010		$3,800	3,606

Weatherford International Ltd.
5.500% due 02/15/2016		1,600	1,469

Total Bermuda (Cost $5,351)			5,075

CANADA 5.3%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	5,600	5,313

Canada Housing Trust No. 1
3.550% due 09/15/2013		5,600	5,186
4.550% due 12/15/2012		12,800	12,383

Daimler Canada Finance, Inc.
4.850% due 03/30/2009		1,100	1,038

Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	5,080

Honda Canada Finance, Inc.
3.694% due 03/26/2012		12,000	10,624

Master Credit Card Trust
5.297% due 08/21/2012		1,000	943

Province of Ontario Canada
4.700% due 06/02/2037		8,700	7,706
6.200% due 06/02/2031		200	213

Province of Quebec Canada
5.750% due 12/01/2036		900	907

Total Canada (Cost $50,619)			49,393

CAYMAN ISLANDS 1.9%

Foundation Re II Ltd.
9.557% due 11/26/2010		$500	497

Longpoint Re Ltd.
8.069% due 05/08/2010		700	712

Mizuho Finance Cayman Ltd.
1.835% due 09/28/2049	JPY	100,000	940
2.394% due 12/31/2049		300,000	2,844

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$1,500	$1,290

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,900	2,197

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	1,019

Mystic Re Ltd.
9.111% due 12/05/2008		$250	250
11.811% due 12/05/2008		350	350

Pylon Ltd.
8.869% due 12/29/2008	EUR	1,500	2,096

Residential Reinsurance 2007 Ltd.
10.561% due 06/07/2010		$700	704

SHL Corp. Ltd.
1.600% due 12/25/2024	JPY	4,152	38

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$2,100	1,510

STB Finance Cayman
1.644% due 08/12/2049	JPY	100,000	938

Vita Capital III Ltd.
3.891% due 01/01/2011		$2,300	2,227

Total Cayman Islands (Cost $19,209)			17,612

DENMARK 0.7%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	93	18

Nykredit Realkredit A/S
5.000% due 10/01/2038		10,996	1,846
6.000% due 10/01/2029		695	132

Realkredit Danmark A/S
5.000% due 10/01/2038		25,563	4,389

Total Denmark (Cost $6,401)			6,385

FRANCE 3.7%

AXA S.A.
3.750% due 01/01/2017	EUR	397	638

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		2,600	3,612

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		1,800	1,656

CM-CIC Covered Bonds
5.250% due 06/09/2010		2,400	3,390

Credit Agricole S.A.
2.859% due 05/28/2010		$4,300	4,264

France Government Bond
4.000% due 04/25/2014	EUR	600	840
4.000% due 10/25/2014		3,100	4,334
4.000% due 10/25/2038		800	994
4.000% due 04/25/2055		600	730
4.750% due 04/25/2035		1,200	1,687
5.750% due 10/25/2032		3,900	6,238

Societe Generale
5.922% due 04/29/2049		$1,000	822

Vivendi
5.750% due 04/04/2013		3,400	3,327
6.625% due 04/04/2018		2,500	2,409

Total France (Cost $36,926)			34,941

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GERMANY 14.4%

Deutsche Bank AG
5.375% due 10/12/2012		$2,300	$2,218
6.000% due 09/01/2017		1,900	1,798

Republic of Germany
4.250% due 01/04/2014	EUR	4,400	6,328
4.250% due 07/04/2039		6,100	8,103
4.500% due 01/04/2013		3,040	4,397
4.750% due 07/04/2028		1,300	1,859
4.750% due 07/04/2034		6,200	8,854
5.000% due 01/04/2012		3,200	4,684
5.500% due 01/04/2031		6,200	9,696
5.625% due 01/04/2028		35,800	56,499
6.250% due 01/04/2024		8,400	14,036
6.250% due 01/04/2030		3,400	5,773
6.500% due 07/04/2027		5,980	10,362

Total Germany (Cost $137,769)			134,607

ICELAND 0.2%

Glitnir Banki HF
3.255% due 01/18/2012		$1,900	1,447

Kaupthing Bank HF
5.750% due 10/04/2011		900	716

Total Iceland (Cost $2,803)			2,163

IRELAND 2.4%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,000	2,831

Bank of Ireland
3.072% due 12/19/2008		$2,400	2,396

Cars Alliance Funding PLC
5.079% due 10/08/2023	EUR	2,300	3,138

Celtic Residential Irish Mortgage Securitisation
4.745% due 06/13/2035		1,856	2,375

Immeo Residential Finance PLC
5.118% due 12/15/2016		1,737	2,176

Ireland Government Bond
4.400% due 06/18/2019		4,800	6,590

Osiris Capital PLC
7.791% due 01/15/2010		$500	503

SC Germany Auto
4.585% due 08/11/2015	EUR	712	990

Talisman Finance PLC
5.163% due 04/22/2017		845	1,112

Total Ireland (Cost $23,310)			22,111

ITALY 2.4%

Italy Buoni Poliennali Del Tesoro
4.250% due 08/01/2014	EUR	6,900	9,621
4.500% due 05/01/2009		4,150	5,856
5.500% due 11/01/2010		1,400	2,027

Locat Securitisation Vehicle SRL
5.139% due 12/12/2024		1,325	1,785

Siena Mortgages SpA
5.188% due 12/16/2038		2,715	3,683

Total Italy (Cost $23,060)			22,972

JAPAN 28.7%

Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,299

See Accompanying Notes	Semiannual Report	September 30, 2008	91

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Japan Government Bond
1.100% due 09/20/2012	JPY	7,190,000	$67,988
1.500% due 12/20/2017		1,150,000	10,932
1.800% due 06/20/2017		3,510,000	34,248
2.300% due 06/20/2035		2,110,000	19,843
2.400% due 03/20/2034		590,000	5,667
2.500% due 09/20/2035		1,460,000	14,300
2.500% due 09/20/2036		120,000	1,173
2.500% due 09/20/2037		680,000	6,663

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		450,560	3,982
1.000% due 06/10/2016		1,549,260	13,823
1.100% due 12/10/2016		1,825,290	16,336
1.200% due 03/10/2017		173,740	1,563
1.200% due 06/10/2017		4,214,250	37,738
1.200% due 12/10/2017		1,499,970	13,397
1.400% due 06/10/2018		1,259,840	11,413

JLOC LLC
1.222% due 01/15/2015		92,510	861

Resona Bank Ltd.
5.850% due 09/29/2049		$3,800	2,797

Sumitomo Mitsui Banking Corp.
1.718% due 12/31/2049	JPY	100,000	941
1.844% due 12/01/2049		200,000	1,890
5.625% due 07/29/2049		$900	720

Total Japan (Cost $264,251)			268,574

JERSEY, CHANNEL ISLANDS 0.7%

Arran Master Trust
2.869% due 12/15/2012		$800	755

Haus Ltd.
4.815% due 12/10/2037	EUR	438	606

HSBC Capital Funding LP
9.547% due 12/29/2049		$5,400	4,960

Total Jersey, Channel Islands (Cost $6,970)			6,321

LUXEMBOURG 0.3%

Telecom Italia Capital S.A.
6.999% due 06/04/2018		$3,000	2,696

Total Luxembourg (Cost $3,000)			2,696

MEXICO 0.1%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$1,200	1,114

Total Mexico (Cost $1,200)			1,114

NETHERLANDS ANTILLES 0.1%

BTMU Curacao Holdings
1.470% due 12/31/2049	JPY	100,000	942

Total Netherlands Antilles (Cost $851)			942

NETHERLANDS 2.6%

Delphinus BV
5.243% due 04/25/2093	EUR	2,000	2,785
5.255% due 11/28/2031		2,578	3,570

Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$600	581

Dutch Mortgage Portfolio Loans BV
5.213% due 11/20/2035	EUR	1,700	2,318

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Dutch Mortgage-Backed Securities BV
5.208% due 11/02/2035	EUR	89	$125
5.227% due 10/02/2079		753	1,046

Generali Finance BV
5.479% due 02/28/2049		900	900

Globaldrive BV
4.873% due 06/20/2015		800	1,023

Holland Euro-Denominated Mortgage-Backed Series
5.227% due 04/18/2012		288	404

Netherlands Government Bond
4.000% due 01/15/2037		400	501

Rabobank Nederland NV
3.209% due 05/19/2010		$10,200	10,176

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009		800	799

Total Netherlands (Cost $23,214)			24,228

NEW ZEALAND 0.5%

ANZ National International Ltd.
6.200% due 07/19/2013		$4,400	4,372

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	907	824

Total New Zealand (Cost $4,815)			5,196

NORWAY 0.4%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	2,600	3,620

Total Norway (Cost $4,001)			3,620

PORTUGAL 0.6%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	4,200	5,952

Total Portugal (Cost $6,596)			5,952

RUSSIA 0.5%

Gaz Capital S.A.
7.343% due 04/11/2013		$1,400	1,274
8.146% due 04/11/2018		1,100	968

VTB Capital S.A.
6.875% due 12/11/2008		2,100	2,088

Total Russia (Cost $4,603)			4,330

SOUTH KOREA 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,383

Total South Korea (Cost $2,771)			2,383

SPAIN 1.6%

Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	900	1,221

Bankinter S.A.
5.000% due 05/14/2010		7,900	11,015

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$2,500	2,333

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Spain Government Bond
5.750% due 07/30/2032	EUR	30	$46

Total Spain (Cost $16,153)			14,615

SWEDEN 1.2%

Swedbank Hypotek AB
4.000% due 06/15/2011	SEK	80,000	11,074

Total Sweden (Cost $11,446)			11,074

SWITZERLAND 2.7%

Credit Suisse New York
5.000% due 05/15/2013		$10,800	10,018

UBS AG
3.714% due 05/05/2010		9,200	9,165
3.982% due 06/19/2010		3,900	3,893
5.875% due 12/20/2017		2,900	2,579

Total Switzerland (Cost $26,775)			25,655

TUNISIA 0.3%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	2,600	2,941

Total Tunisia (Cost $3,147)			2,941

UNITED KINGDOM 6.6%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	7,900	10,123

Barclays Bank PLC
6.050% due 12/04/2017		$7,900	7,360
7.434% due 09/29/2049		2,500	2,038
7.700% due 04/29/2049		2,500	2,203

Bauhaus Securities Ltd.
5.282% due 10/30/2052	EUR	3,074	4,204

HBOS PLC
5.920% due 09/29/2049		$3,900	2,302
6.750% due 05/21/2018		3,000	2,518

Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	2,410	3,309

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$2,400	2,328

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	352

TI Group PLC
7.875% due 07/12/2010	GBP	1,000	1,821

United Kingdom Gilt
4.250% due 06/07/2032		7,100	11,915
4.500% due 12/07/2042		4,500	7,962
5.000% due 03/07/2012		1,000	1,828

Weather Investments II SARL
11.473% due 11/26/2014	EUR	1,000	1,386

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$300	288

Total United Kingdom (Cost $66,683)			61,937

UNITED STATES 93.7%

ASSET-BACKED SECURITIES 4.6%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$1,633	1,555

92	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

AFC Home Equity Loan Trust
3.917% due 12/22/2027	$27	$17

Amortizing Residential Collateral Trust
3.907% due 10/25/2031	34	31

Amresco Residential Securities Mortgage Loan Trust
4.147% due 06/25/2029	54	48

BA Credit Card Trust
3.068% due 04/15/2013	8,900	8,711
3.688% due 12/16/2013	4,000	3,932

Bear Stearns Asset-Backed Securities Trust
3.607% due 10/27/2032	79	65
3.657% due 03/25/2043	44	43
3.867% due 10/25/2032	41	36

Capital Auto Receivables Asset Trust
3.188% due 09/15/2010	1,700	1,698

Chase Issuance Trust
2.508% due 03/15/2013	5,600	5,399
3.388% due 05/16/2011	3,100	3,096

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	200	185
6.681% due 12/01/2033	188	181

Countrywide Asset-Backed Certificates
3.547% due 12/25/2036	121	87

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	27	22

Ford Credit Auto Owner Trust
3.388% due 01/15/2011	5,300	5,245
3.908% due 06/15/2012	4,300	4,191

Home Equity Mortgage Trust
5.500% due 01/25/2037	561	135

HSI Asset Securitization Corp. Trust
3.267% due 05/25/2037	828	740

Lehman XS Trust
3.377% due 04/25/2046	2,000	1,881

MBNA Credit Card Master Note Trust
2.478% due 09/15/2011	900	895

Residential Asset Mortgage Products, Inc.
3.767% due 06/25/2032	30	27

Residential Asset Securities Corp.
3.707% due 07/25/2032	103	81

Saxon Asset Securities Trust
3.747% due 01/25/2032	11	11

SLC Student Loan Trust
2.784% due 02/15/2015	2,648	2,630

Wells Fargo Home Equity Trust
3.437% due 10/25/2035	1,558	1,509
3.447% due 11/25/2035	185	181

		42,632

BANK LOAN OBLIGATIONS 0.9%

Daimler Finance North America LLC
6.820% due 08/03/2012	7,019	4,767

Ford Motor Co.
5.490% due 12/16/2013	658	435

Georgia-Pacific Corp.
4.219% due 12/20/2012	116	103
4.551% due 12/20/2012	140	124
4.567% due 12/20/2012	1,619	1,435

HCA, Inc.
6.012% due 11/18/2013	1,872	1,646

		8,510

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 27.9%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		$500	$492

Allstate Life Global Funding II
3.461% due 05/21/2010		8,100	8,061

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		2,500	2,416

American Electric Power Co., Inc.
5.250% due 06/01/2015		3,000	2,752

American Express Bank FSB
2.637% due 06/12/2012		800	722
3.489% due 04/26/2010		2,700	2,507
5.500% due 04/16/2013		5,200	4,764

American Express Co.
7.000% due 03/19/2018		5,900	5,216

American Express Credit Corp.
5.875% due 05/02/2013		1,800	1,661

American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	345
5.850% due 01/16/2018		$3,000	1,508
8.000% due 05/22/2038	EUR	6,500	1,739
8.175% due 05/15/2058		$5,100	817

Amgen, Inc.
2.889% due 11/28/2008		1,200	1,197

Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,000	1,015

AutoZone, Inc.
5.875% due 10/15/2012		7,800	7,668

Bank of America Corp.
4.750% due 05/23/2017	EUR	3,800	4,775
8.000% due 12/29/2049		$4,600	3,646
8.125% due 12/29/2049		6,100	4,936

Bank of America N.A.
3.404% due 05/12/2010		2,400	2,370

Bear Stearns Cos. LLC
6.950% due 08/10/2012		3,700	3,741
7.250% due 02/01/2018		11,600	11,182

Boston Scientific Corp.
6.000% due 06/15/2011		1,000	950
6.400% due 06/15/2016		1,700	1,624

Caterpillar Financial Services Corp.
4.001% due 06/25/2010		6,000	5,828
4.226% due 06/24/2011		2,800	2,698

Charter One Bank N.A.
2.845% due 04/24/2009		4,500	4,491

Citigroup Capital XXI
8.300% due 12/21/2077		8,800	6,559

Citigroup Funding, Inc.
3.852% due 05/07/2010		2,000	1,887

Citigroup, Inc.
5.500% due 04/11/2013		5,000	4,369
6.000% due 08/15/2017		2,300	1,952
6.125% due 05/15/2018		8,000	6,635
8.400% due 04/29/2049		2,000	1,364

CNA Financial Corp.
6.000% due 08/15/2011		800	799

Computer Sciences Corp.
6.500% due 03/15/2018		3,000	2,886

Cox Communications, Inc.
6.750% due 03/15/2011		700	712

CVS Caremark Corp.
5.750% due 08/15/2011		300	305

Daimler Finance North America LLC
3.169% due 03/13/2009		3,300	3,288
4.875% due 06/15/2010		300	299
5.750% due 09/08/2011		400	396

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Exelon Corp.
4.900% due 06/15/2015		$3,000	$2,644

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	1,000	849
4.800% due 05/01/2013		$600	548
6.375% due 11/15/2067		2,400	1,944

GMAC LLC
4.750% due 09/14/2009	EUR	600	549

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (l)	CAD	2,200	1,701
5.375% due 02/15/2013	EUR	800	940
5.950% due 01/18/2018		$5,000	4,132
6.150% due 04/01/2018		2,800	2,332
6.250% due 09/01/2017		2,900	2,432
7.250% due 04/10/2028	GBP	200	286

HCP, Inc.
5.950% due 09/15/2011		$300	284

HJ Heinz Finance Co.
6.000% due 03/15/2012		900	921

Home Depot, Inc.
5.250% due 12/16/2013		3,000	2,766

International Lease Finance Corp.
5.300% due 05/01/2012		1,000	728
5.350% due 03/01/2012		1,000	741
6.625% due 11/15/2013		3,000	1,841

Johnson Controls, Inc.
5.250% due 01/15/2011		900	911

JPMorgan & Co., Inc. CPI Linked Bond
3.574% due 02/15/2012		760	760

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	1,800	1,541
6.000% due 01/15/2018		$4,900	4,476

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,300	2,339
6.000% due 10/01/2017		$5,500	5,050

JPMorgan Chase Capital XX
6.550% due 09/29/2036		1,300	956

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		1,200	870

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		3,300	2,830

Kraft Foods, Inc.
6.250% due 06/01/2012		900	906

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		6,700	871
5.625% due 01/24/2013 (a)		3,700	481
6.875% due 05/02/2018 (a)		6,100	793

Lennar Corp.
5.950% due 10/17/2011		900	734

Loews Corp.
5.250% due 03/15/2016		300	289

Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009		300	293

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		3,000	2,781

Masco Corp.
5.875% due 07/15/2012		300	287

Merrill Lynch & Co., Inc.
2.894% due 08/14/2009		400	386
3.310% due 03/23/2010		1,571	1,477
5.054% due 05/12/2010		9,300	8,974
6.875% due 04/25/2018		5,700	5,051

Metropolitan Life Global Funding I
5.125% due 04/10/2013		5,000	4,862

See Accompanying Notes	Semiannual Report	September 30, 2008	93

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
4.904% due 05/14/2010	$4,200	$3,067
6.000% due 04/28/2015	6,500	4,428
6.250% due 08/28/2017	400	248
6.625% due 04/01/2018	5,700	3,778

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	2,700	2,701

Nationwide Health Properties, Inc.
6.500% due 07/15/2011	900	929

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	1,000	984

NiSource Finance Corp.
5.400% due 07/15/2014	300	275

Nordstrom, Inc.
6.250% due 01/15/2018	3,000	2,798

Nucor Corp.
5.850% due 06/01/2018	3,000	2,862

Pricoa Global Funding I
3.613% due 06/04/2010	5,700	5,674

Principal Life Income Funding Trusts
5.300% due 04/24/2013	3,100	3,093

Reynolds American, Inc.
3.519% due 06/15/2011	400	381

Rohm & Haas Co.
5.600% due 03/15/2013	4,500	4,421

Ryder System, Inc.
3.500% due 03/15/2009	1,000	995
6.000% due 03/01/2013	3,000	2,866

Sara Lee Corp.
6.250% due 09/15/2011	900	909

Sealed Air Corp.
6.950% due 05/15/2009	800	804

Simon Property Group LP
6.125% due 05/30/2018	2,000	1,775

Spectra Energy Capital LLC
5.668% due 08/15/2014	3,000	2,871

Sprint Capital Corp.
8.750% due 03/15/2032	200	156

Sprint Nextel Corp.
6.000% due 12/01/2016	700	540

State Street Capital Trust IV
3.819% due 06/15/2037	2,400	1,589

SUPERVALU, Inc.
7.500% due 11/15/2014	200	195

Target Corp.
7.000% due 01/15/2038	2,800	2,636

Verizon Communications, Inc.
4.350% due 02/15/2013	4,000	3,734
5.500% due 04/01/2017	700	629

Viacom, Inc.
5.750% due 04/30/2011	2,000	1,944

Wachovia Mortgage FSB
2.842% due 05/08/2009	4,700	4,676

WEA Finance LLC
7.125% due 04/15/2018	3,000	2,700

Wells Fargo & Co.
4.375% due 01/31/2013	2,500	2,300

		261,086

MORTGAGE-BACKED SECURITIES 13.3%

Adjustable Rate Mortgage Trust
5.139% due 09/25/2035	234	186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

American Home Mortgage Assets
3.397% due 05/25/2046	$2,217	$1,430
3.775% due 11/25/2046	1,322	665

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,194	957

Banc of America Funding Corp.
4.625% due 02/20/2036	1,092	971
6.129% due 01/20/2047	325	220

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	2,909	2,637

BCAP LLC Trust
3.377% due 01/25/2037	4,718	2,912

Bear Stearns Adjustable Rate Mortgage Trust
3.949% due 08/25/2033	462	445
4.125% due 03/25/2035	5,794	5,431
4.150% due 08/25/2035	2,726	2,571
4.417% due 05/25/2034	639	590
4.476% due 02/25/2034	40	32
4.540% due 08/25/2033	60	55
4.550% due 08/25/2035	3,238	3,096
4.630% due 05/25/2034	231	222
4.644% due 10/25/2033	328	316
4.772% due 11/25/2034	474	435
5.474% due 05/25/2047	1,054	888

Bear Stearns Alt-A Trust
5.504% due 09/25/2035	1,585	1,278
5.787% due 11/25/2036	4,932	3,309
5.891% due 02/25/2036	2,793	1,929
5.899% due 11/25/2036	648	400

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	2,266	1,804

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	1,400	1,197

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	1,200	1,144
4.748% due 08/25/2035	1,081	1,028
4.900% due 10/25/2035	6,714	6,142
6.014% due 09/25/2037	6,145	4,298

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	2,557	1,559
3.397% due 09/25/2046	2,988	1,657
3.417% due 07/25/2046	123	71
3.557% due 05/25/2037	707	404
4.355% due 11/25/2035	426	280
4.895% due 11/25/2035	341	228
5.250% due 06/25/2035	449	372
5.898% due 02/25/2037	1,562	1,090
6.000% due 01/25/2037	1,814	1,282
6.000% due 04/25/2037	781	489
6.250% due 08/25/2037	348	209

Countrywide Home Loan Mortgage Pass-Through Trust
3.527% due 03/25/2035	3,248	1,835
3.537% due 02/25/2035	500	319
4.723% due 08/25/2034	124	98
4.797% due 11/25/2034	426	375
4.822% due 04/20/2035	218	199

CS First Boston Mortgage Securities Corp.
3.857% due 03/25/2034	557	494
4.557% due 08/25/2033	477	474
5.077% due 07/25/2033	39	37
5.549% due 05/25/2032	22	21
6.500% due 04/25/2033	81	75

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	140	138
4.593% due 12/25/2033	294	277
5.357% due 08/25/2035	230	199

GMAC Mortgage Corp. Loan Trust
4.282% due 06/25/2034	59	41
5.500% due 09/25/2034	1,764	1,748

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	$45	$45

Greenpoint Mortgage Funding Trust
3.287% due 01/25/2047	460	438
3.387% due 01/25/2037	605	367
3.407% due 10/25/2046	1,600	660
3.417% due 04/25/2036	651	404

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	53	52

GSR Mortgage Loan Trust
4.496% due 03/25/2033	322	304
4.539% due 09/25/2035	401	343

Harborview Mortgage Loan Trust
3.210% due 07/19/2046	2,367	1,476
3.220% due 09/19/2037	961	586
3.220% due 01/19/2038	841	508
3.705% due 12/19/2036	1,027	566
5.145% due 07/19/2035	111	97
5.150% due 05/19/2033	475	447

Indymac Index Mortgage Loan Trust
3.397% due 09/25/2046	2,264	1,378
3.407% due 11/25/2046	1,903	840
5.048% due 12/25/2034	127	104

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,084	822
5.550% due 10/25/2036	1,069	837

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	1,300	1,132
6.465% due 11/15/2035	2,300	2,303

JPMorgan Mortgage Trust
4.376% due 11/25/2033	351	342
5.021% due 02/25/2035	695	606

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	150	149

MASTR Adjustable Rate Mortgages Trust
4.128% due 07/25/2034	293	283

MASTR Alternative Loans Trust
3.607% due 03/25/2036	379	208

Mellon Residential Funding Corp.
2.928% due 12/15/2030	820	762

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,200	1,006
6.156% due 08/12/2049	2,700	2,351

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	4,089	3,324
3.457% due 08/25/2036	327	227
6.013% due 02/25/2033	176	171

MLCC Mortgage Investors, Inc.
4.352% due 10/25/2035	1,699	1,587

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	1,184	675
3.387% due 06/25/2046	3,708	2,326
3.417% due 04/25/2046	405	261
3.437% due 05/25/2037	957	327
3.512% due 09/25/2046	800	169

Residential Asset Securitization Trust
3.657% due 12/25/2036	428	234
5.750% due 02/25/2036	589	465
6.250% due 10/25/2036	2,156	1,200
6.500% due 08/25/2036	1,000	552

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	206	178
6.500% due 03/25/2032	82	78

Sequoia Mortgage Trust
3.380% due 10/19/2026	409	373
3.538% due 07/20/2033	797	660

94	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	$224	$192
4.590% due 04/25/2034	515	461
5.210% due 09/25/2034	1,065	975

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	1,683	1,051
3.320% due 07/19/2034	231	182
3.397% due 07/25/2046	560	346
3.417% due 05/25/2046	926	569

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	7,172	6,345
5.572% due 10/15/2048	4,300	3,774

WaMu Mortgage Pass-Through Certificates
3.437% due 04/25/2045	1,332	874
3.467% due 11/25/2045	605	384
3.517% due 01/25/2045	623	416
3.555% due 03/25/2047	2,620	1,381
3.595% due 01/25/2047	972	529
3.747% due 12/25/2027	2,118	1,825
4.134% due 08/25/2034	1,501	1,282
4.229% due 03/25/2034	939	905
4.559% due 06/25/2033	159	155
5.760% due 03/25/2033	911	909
5.868% due 02/25/2037	2,582	2,180

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.615% due 04/25/2047	1,396	632
3.625% due 04/25/2047	886	378
3.795% due 07/25/2046	707	387

Wells Fargo Mortgage-Backed Securities Trust
4.616% due 06/25/2035	6,341	5,810

		124,724

MUNICIPAL BONDS & NOTES 1.5%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	5,000	4,579
5.000% due 12/01/2037	600	543

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.136% due 01/01/2014	270	159

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,200	793

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	285	267

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,600	4,535
6.500% due 06/01/2023	715	613

Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	900	822

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	94

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	370	240

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2017	200	205

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	620	621

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	$600	$32

		13,503

	SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
5.051% due 12/31/2049	130	1,326

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 45.2%

Fannie Mae
3.407% due 10/27/2037	$5,700	5,250
4.503% due 11/01/2034 (g)	4,811	4,850
4.942% due 12/01/2034 (g)	859	871
5.000% due 07/01/2018 - 04/01/2038 (g)	24,272	23,474
5.000% due 11/25/2032 - 11/01/2038	7,400	7,093
5.066% due 05/01/2035 (g)	546	545
5.352% due 03/01/2024 (g)	22	23
5.500% due 10/01/2017 - 09/01/2037 (g)	86,361	86,264
5.500% due 09/25/2024 - 11/01/2038	21,001	20,959
6.000% due 01/01/2036 - 07/01/2038 (g)	58,649	59,479
6.000% due 10/01/2038	9,050	9,159
6.470% due 09/25/2012	1,000	1,093
6.500% due 06/01/2029 - 10/01/2038	20,004	20,501
6.500% due 06/01/2034 - 10/01/2037 (g)	3,842	3,945
6.949% due 11/01/2023 (g)	10	10
9.000% due 04/01/2016	1	1
15.750% due 12/01/2011	0	1

Federal Farm Credit Bank
7.530% due 04/15/2009	475	486

Federal Home Loan Bank
5.750% due 08/15/2011	500	530
7.400% due 02/01/2021	134	135

Financing Corp.
0.000% due 12/27/2018	12,100	7,569

Freddie Mac
2.838% due 12/15/2030	534	525
4.278% due 10/25/2044	3,941	3,804
4.500% due 02/15/2020	8,278	8,203
5.000% due 12/15/2031	3,600	3,506
5.314% due 05/01/2023 (g)	58	59
5.332% due 04/01/2037 (g)	1,504	1,519
5.367% due 04/01/2037 (g)	139	140
5.500% due 02/01/2038 (g)	1,885	1,877
5.500% due 10/01/2038	45,000	44,712
5.714% due 02/01/2029 (g)	311	317

Ginnie Mae
3.088% due 02/16/2030	247	248
5.125% due 12/20/2023 - 12/20/2026 (g)	65	66
5.125% due 12/20/2025	8	8
5.250% due 01/20/2030 (g)	68	68
5.375% due 05/20/2022	3	3
5.375% due 05/20/2023 - 05/20/2030 (g)	329	333
5.625% due 07/20/2022 - 09/20/2026 (g)	156	158
6.000% due 08/20/2034 - 10/01/2038	37,469	37,781

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 10/01/2038	$61,000	$62,420
8.500% due 01/15/2030 - 11/15/2030	25	27
8.500% due 02/15/2030 - 02/15/2031 (g)	149	164

Small Business Administration
6.640% due 02/01/2011	108	110
7.640% due 03/01/2010	10	10

Tennessee Valley Authority
5.880% due 04/01/2036	3,900	4,320
7.140% due 05/23/2012	1,000	1,111

		423,727

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Strips
0.000% due 08/15/2024	3,500	1,686

Total United States (Cost $958,195)		877,194

SHORT-TERM INSTRUMENTS 8.4%

COMMERCIAL PAPER 0.0%

BNP Paribas
2.790% due 11/10/2008	$200	200

REPURCHASE AGREEMENTS 3.3%

Merrill Lynch & Co., Inc.
0.500% due 10/06/2008	23,635	23,635
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $23,786. Repurchase proceeds are $23,635.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	7,247	7,247
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 0.000% due 10/01/2008 valued at $7,395. Repurchase proceeds are $7,247.)

		30,882

U.S. TREASURY BILLS 5.1%
1.373% due 11/28/2008 - 12/26/2008 (b)(c)(d)(e)(f)	47,900	47,609

Total Short-Term Instruments (Cost $78,862)		78,691

PURCHASED OPTIONS (j) 1.3%
(Cost $8,395)		12,139

Total Investments 185.0% (Cost $1,827,615)		$1,732,402

Written Options (k) (1.2%) (Premiums $8,455)		(11,213)

Other Assets and Liabilities (Net) (83.8%)		(784,632)

Net Assets 100.0%		$936,557

See Accompanying Notes	Semiannual Report	September 30, 2008	95

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $992 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $13,541 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $1,588 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $297 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $176,413 at a weighted average interest rate of 2.264%. On September 30, 2008, securities valued at $183,714 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $8,249 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	9	$4
3-Month Canadian Bankers’ Acceptance March Futures	Short	03/2009	153	128
90-Day Euribor December Futures	Long	12/2008	320	105
90-Day Euribor June Futures	Long	06/2009	80	136
90-Day Euribor March Futures	Long	03/2009	434	487
90-Day Euribor March Futures Put Options Strike @ EUR 95.250	Short	03/2009	317	13
90-Day Eurodollar December Futures	Long	12/2008	731	(884)
90-Day Eurodollar December Futures	Long	12/2009	87	28
90-Day Eurodollar March Futures	Long	03/2009	225	(141)
90-Day Eurodollar March Futures	Long	03/2010	67	(26)
90-Day Eurodollar October Futures	Long	10/2008	398	(1,100)
Australia Government 3-Year Bond December Futures	Short	12/2008	258	(148)
Australia Government 10-Year Bond December Futures	Short	12/2008	85	(79)
Canada Government 10-Year Bond December Futures	Long	12/2008	3	(4)
Euro-Bobl December Futures	Short	12/2008	90	(168)
Euro-Bobl December Futures Put Options Strike @ EUR 100.000	Long	12/2008	327	0
Euro-Bobl December Futures Put Options Strike @ EUR 103.000	Long	12/2008	328	0
Euro-Bund 10-Year Bond December Futures	Short	12/2008	195	(183)
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 125.000	Long	12/2008	65	2
Euro-Schatz December Futures	Short	12/2008	562	(662)
Euro-Schatz December Futures Call Options Strike @ EUR 107.000	Long	12/2008	734	32
Japan Government 10-Year Bond December Futures	Short	12/2008	8	54
U.S. Treasury 5-Year Note December Futures	Short	12/2008	79	1
U.S. Treasury 10-Year Note December Futures	Long	12/2008	1,012	(2,396)
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	20	(52)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	84	19
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	242	83
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	410	193

				$(4,558)

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	(0.390%)	06/20/2014	DUB	0.722%		$500	$8	$0	$8
Akzo Nobel NV 4.250% due 06/14/2011	(0.290%)	06/20/2012	DUB	0.694%	EUR	600	11	0	11
American Electric Power Co., Inc. 5.250% due 06/01/2015	(0.450%)	06/20/2015	WAC	0.624%		$3,000	30	0	30
Anadarko Petroleum Corp. 6.125% due 03/15/2012	(0.330%)	03/20/2012	BCLY	0.927%		1,000	19	0	19
AutoZone, Inc. 5.500% due 11/15/2015	(0.920%)	06/20/2013	RBS	0.927%		3,000	0	0	0
AutoZone, Inc. 5.875% due 10/15/2012	(0.875%)	06/20/2013	BCLY	0.927%		2,000	4	0	4
AutoZone, Inc. 5.875% due 10/15/2012	(0.620%)	12/20/2012	BOA	0.880%		7,000	69	0	69
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%)	06/20/2017	BOA	1.055%		800	25	0	25
AutoZone, Inc. 5.875% due 10/15/2012	(0.680%)	12/20/2012	CITI	0.880%		800	6	0	6
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%)	06/20/2017	JPM	1.055%		400	13	0	13
Barclays Bank PLC 4.500% due 03/04/2019	(4.350%)	09/20/2013	DUB	4.294%	EUR	800	(4)	0	(4)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%)	03/20/2018	BNP	1.400%		$5,100	(288)	0	(288)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(0.770%)	03/20/2018	DUB	1.400%		1,000	45	0	45
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.275%)	03/20/2018	JPM	1.400%		5,500	(348)	0	(348)
Boston Scientific Corp. 6.000% due 06/15/2011	(0.510%)	06/20/2011	MLP	1.699%		1,000	30	0	30
Boston Scientific Corp. 6.400% due 06/15/2016	(2.060%)	06/20/2016	UBS	1.800%		1,700	(28)	0	(28)
Citigroup, Inc. 6.500% due 01/18/2011	(1.420%)	09/20/2013	BCLY	2.848%		3,800	219	0	219
Citigroup, Inc. 6.500% due 01/18/2011	(1.300%)	09/20/2018	CSFB	2.650%		10,000	903	0	903
Citigroup, Inc. 6.500% due 01/18/2011	(1.336%)	09/20/2018	DUB	2.650%		1,500	132	0	132

96	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%)	09/20/2011	BEAR	1.096%		$800	$14	$0	$14
Compass Group PLC 6.375% due 05/29/2012	(0.390%)	06/20/2012	MLP	0.542%	EUR	800	6	0	6
Computer Sciences Corp. 6.500% due 03/15/2018	(1.160%)	03/20/2018	BOA	0.671%		$3,000	(112)	0	(112)
Cox Communications, Inc. 6.750% due 03/15/2011	(0.200%)	03/20/2011	MSC	0.653%		700	7	0	7
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240%)	09/20/2011	RBS	0.409%		300	1	0	1
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	(0.350%)	06/20/2009	RBC	0.649%		1,000	2	0	2
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520%)	06/20/2010	BEAR	0.790%		300	1	0	1
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.620%)	09/20/2011	RBS	0.996%		400	4	0	4
Deutsche Bank AG 5.500% due 05/18/2011	(0.920%)	06/20/2013	BNP	1.530%		1,000	25	0	25
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	(0.230%)	06/20/2012	BEAR	0.679%		700	11	0	11
Exelon Corp. 4.900% due 06/15/2015	(1.260%)	06/20/2015	CITI	2.727%		3,000	229	0	229
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.290%)	03/20/2012	RBS	15.354%		1,900	607	0	607
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.520%)	06/20/2012	WAC	0.392%		600	(3)	0	(3)
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	(0.310%)	06/20/2016	UBS	4.071%		1,100	214	0	214
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(1.130%)	03/20/2018	CITI	3.932%		5,000	822	0	822
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.370%)	03/20/2012	BEAR	0.442%		1,000	2	0	2
HCP, Inc. 5.950% due 09/15/2011	(0.610%)	09/20/2011	JPM	3.649%		300	24	0	24
Home Depot, Inc. 5.250% due 12/16/2013	(0.980%)	12/20/2013	MSC	1.601%		3,000	83	0	83
International Lease Finance Corp. 5.300% due 05/01/2012	(1.620%)	06/20/2012	JPM	9.625%		1,000	206	0	206
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130%)	03/20/2012	MLP	9.967%		1,000	241	0	241
International Lease Finance Corp. 6.625% due 11/15/2013	(1.540%)	12/20/2013	BCLY	8.310%		3,000	662	0	662
Johnson Controls, Inc. 5.250% due 01/15/2011	(0.240%)	03/20/2011	CSFB	1.177%		900	20	0	20
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	(0.310%)	03/20/2016	RBC	1.900%		1,600	153	0	153
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%)	03/20/2018	DUB	1.400%		600	29	0	29
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.740%)	03/20/2018	DUB	1.400%		2,600	123	0	123
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.730%)	03/20/2018	UBS	1.400%		1,700	81	0	81
Kaupthing Bank HF 5.750% due 10/04/2011	(0.490%)	12/20/2011	RBS	14.176%		900	259	0	259
Koninklijke DSM NV 4.000% due 11/10/2015	(0.365%)	06/20/2012	GSC	0.672%	EUR	900	13	0	13
Kraft Foods, Inc. 6.250% due 06/01/2012	(0.170%)	06/20/2012	BEAR	0.710%		$1,000	19	0	19
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.600%)	06/20/2018	DUB	Defaulted		3,000	2,534	0	2,534
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.552%)	06/20/2018	JPM	Defaulted		3,100	2,618	0	2,618
Lennar Corp. 5.950% due 10/17/2011	(5.750%)	12/20/2012	MLP	7.636%		900	48	0	48
Lockheed Martin Corp. 7.650% due 05/01/2016	(0.089%)	06/20/2012	MSC	0.239%		900	5	0	5
Loews Corp. 5.250% due 03/15/2016	(0.330%)	03/20/2016	BEAR	0.608%		300	5	0	5
Loews Corp. 8.875% due 04/15/2011	(0.120%)	06/20/2012	BOA	0.471%		400	5	0	5
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190%)	09/20/2009	BOA	1.574%		300	4	0	4
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	(0.590%)	09/20/2014	DUB	0.678%		3,000	13	0	13
Masco Corp. 5.875% due 07/15/2012	(0.580%)	09/20/2012	MSC	2.663%		300	21	0	21
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.580%)	06/20/2012	MLP	1.537%		1,400	45	0	45
Morgan Stanley 6.600% due 04/01/2012	(1.800%)	09/20/2018	BCLY	8.256%		4,300	1,212	0	1,212
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	(0.620%)	09/20/2011	DUB	1.798%		1,100	35	0	35
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(1.350%)	06/20/2010	GSC	0.583%		1,000	(12)	0	(12)
NiSource Finance Corp. 5.400% due 07/15/2014	(0.620%)	09/20/2014	BEAR	2.574%		300	28	0	28
Nordstrom, Inc. 6.250% due 01/15/2018	(1.120%)	03/20/2018	BOA	1.564%		3,000	93	0	93
Nucor Corp. 5.850% due 06/01/2018	(0.530%)	06/20/2018	GSC	1.158%		3,000	141	0	141
Progress Energy, Inc. 5.625% due 01/15/2016	(0.105%)	06/20/2012	MSC	0.393%		800	8	0	8
RadioShack Corp. 7.375% due 05/15/2011	(1.410%)	06/20/2013	GSC	1.742%		3,700	49	0	49
RadioShack Corp. 7.375% due 05/15/2011	(1.430%)	06/20/2013	RBS	1.742%		2,400	30	0	30
Rohm & Haas Co. 5.600% due 03/15/2013	(0.470%)	03/20/2013	DUB	0.333%		4,500	(26)	0	(26)
Ryder System, Inc. 3.500% due 03/15/2009	(0.110%)	03/20/2009	BCLY	0.296%		1,000	1	0	1
Ryder System, Inc. 6.000% due 03/01/2013	(0.850%)	03/20/2013	BOA	1.485%		3,000	75	0	75
Sara Lee Corp. 6.250% due 09/15/2011	(0.630%)	09/20/2011	RBS	0.452%		900	(5)	0	(5)
SCA Finans AB 4.500% due 07/15/2015	(0.250%)	06/20/2012	GSC	1.711%	EUR	1,000	68	0	68
Sealed Air Corp. 6.950% due 05/15/2009	(0.200%)	06/20/2009	BCLY	0.971%		$900	5	0	5
Simon Property Group LP 6.125% due 05/30/2018	(0.947%)	06/20/2018	DUB	1.547%		2,000	87	0	87
Smith Group PLC 7.875% due 07/12/2010	(0.530%)	09/20/2010	RBS	0.598%	GBP	1,000	2	0	2
Spectra Energy Capital LLC 5.668% due 08/15/2014	(0.830%)	09/20/2014	BOA	1.270%		$3,000	67	0	67
Sprint Nextel Corp. 6.000% due 12/01/2016	(1.065%)	12/20/2016	BEAR	3.750%		700	105	0	105
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	(0.510%)	12/20/2014	DUB	2.249%		400	35	0	35
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.530%)	06/20/2018	JPM	2.503%		3,000	199	0	199
Turkey Government International Bond 11.875% due 01/15/2030	(2.700%)	09/20/2010	MSC	1.762%		200	(4)	0	(4)
United Utilities PLC 6.875% due 08/15/2028	(0.235%)	06/20/2012	DUB	0.822%	EUR	600	17	0	17

See Accompanying Notes	Semiannual Report	September 30, 2008	97

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Verizon Communications, Inc. 5.500% due 04/01/2017	(0.900%)	06/20/2017	CITI	0.851%	$700	$(3)	$0	$(3)
Viacom, Inc. 5.750% due 04/30/2011	(0.640%)	06/20/2011	MSC	1.250%	300	5	0	5
Viacom, Inc. 5.750% due 04/30/2011	(0.470%)	06/20/2011	UBS	1.250%	800	15	25	(10)
Vivendi 6.625% due 04/04/2018	(1.500%)	06/20/2018	JPM	1.495%	2,500	(2)	0	(2)
WEA Finance LLC 7.125% due 04/15/2018	(2.080%)	06/20/2018	HSBC	3.169%	3,000	204	0	204
Weatherford International Ltd. 5.500% due 02/15/2016	(0.560%)	03/20/2016	BOA	1.424%	1,600	83	0	83
XL Capital Finance Europe PLC 6.500% due 01/15/2012	(0.310%)	03/20/2012	BCLY	4.029%	400	43	0	43

						$12,442	$25	$12,417

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC 4.566% due 10/27/2015	1.760%	03/20/2013	BNP	2.537%	EUR	3,400	$(135)	$0	$(135)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.800%	09/20/2009	GSC	1.100%		$1,200	(3)	0	(3)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.980%	09/20/2013	HSBC	1.418%		2,600	(49)	0	(49)
Brazilian Government International Bond 12.250% due 03/06/2030	1.340%	08/20/2011	MLP	1.301%		9,000	24	0	24
Brazilian Government International Bond 12.250% due 03/06/2030	1.380%	08/20/2011	MSC	1.301%		6,500	24	0	24
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%		7,400	(15)	0	(15)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	3.950%	12/20/2012	BOA	28.844%		1,100	(477)	0	(477)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.500%	03/20/2009	CITI	22.138%		5,100	(310)	0	(310)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%		700	(85)	(35)	(50)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.400%	03/20/2009	JPM	22.138%		3,300	(202)	0	(202)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%		200	(6)	0	(6)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	09/20/2009	CITI	7.410%		500	(29)	0	(29)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%		400	(12)	0	(12)
GMAC LLC 6.875% due 08/28/2012	9.600%	03/20/2009	GSC	88.715%		2,100	(579)	0	(579)
HSBC Finance Corp. 7.000% due 05/15/2012	1.500%	06/20/2010	GSC	4.561%		1,600	(77)	0	(77)
JC Penney Corp., Inc. 8.000% due 03/01/2010	0.990%	09/20/2010	GSC	1.596%		500	(5)	0	(5)
JSC Gazprom 7.800% due 09/27/2010	1.330%	12/20/2008	CSFB	3.467%		1,500	(2)	0	(2)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%		2,100	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.300%	12/20/2008	HSBC	3.467%		5,900	(7)	0	(7)
JSC Gazprom 8.625% due 04/28/2034	1.330%	12/20/2008	MSC	3.467%		1,200	(1)	0	(1)
JSC Gazprom 9.625% due 03/01/2013	0.610%	05/20/2012	MLP	4.333%		1,200	(137)	0	(137)
Russia Government International Bond 7.500% due 03/31/2030	0.630%	12/20/2008	GSC	2.248%		5,900	(11)	0	(11)
Russia Government International Bond 7.500% due 03/31/2030	0.490%	02/20/2009	MSC	2.284%		6,100	(38)	0	(38)
SLM Corp. 5.125% due 08/27/2012	4.300%	03/20/2009	CITI	19.698%		700	(46)	0	(46)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%		3,000	(215)	0	(215)
SLM Corp. 5.125% due 08/27/2012	3.300%	03/20/2009	GSC	19.698%		300	(21)	0	(21)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%		1,500	(102)	0	(102)
SLM Corp. 5.125% due 08/27/2012	0.700%	06/20/2012	GSC	18.078%		600	(216)	0	(216)
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	DUB	0.397%		23,300	(121)	0	(121)
Spain Government Bond 5.500% due 07/30/2017	0.435%	03/20/2013	GSC	0.397%		11,900	20	0	20
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	JPM	0.397%		9,300	(48)	0	(48)

							$(2,884)	$(35)	$(2,849)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	MSC		$6,000	$433	$(42)	$475
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	CSFB		7,300	524	48	476
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	GSC	EUR	91,600	6,583	1,985	4,598
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	DUB		$7,700	420	289	131

98	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY		$5,600	$31	$(44)	$75
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB		1,300	7	18	(11)
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC		17,500	30	(590)	620
iTraxx Europe 9 Index	(1.750%)	06/20/2018	DUB	EUR	22,000	(1,214)	(2,134)	920
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BCLY		5,300	403	(35)	438
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BNP		2,300	175	(17)	192
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	HSBC		700	53	(5)	58
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	JPM		1,900	145	(10)	155

						$7,590	$(537)	$8,127

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	CSFB	$3,000	$(1,236)	$(966)	$(270)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	DUB	1,000	(307)	(376)	69
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	900	(5)	(8)	3

					$(1,548)	$(1,350)	$(198)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	2,300	$(71)	$(41)	$(30)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		2,800	(87)	(51)	(36)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		7,200	(179)	(73)	(106)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		900	(23)	(6)	(17)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		13,400	(334)	(179)	(155)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		2,300	(158)	(89)	(69)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	DUB		6,600	216	(72)	288
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	4,000	(1)	(4)	3
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		57,000	(23)	(59)	36
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$22,500	184	175	9
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		276,300	(1,629)	(1,893)	264
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		69,100	(2,766)	(2,074)	(692)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		43,400	(1,738)	(1,779)	41
Receive	3-Month USD-LIBOR	5.000%	12/18/2015	BCLY		175,200	(210)	1,069	(1,279)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		11,300	(430)	(362)	(68)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		2,600	(98)	(86)	(12)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CSFB		30,700	(1,168)	(916)	(252)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		8,700	(332)	(284)	(48)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		800	(31)	(31)	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		71,400	(2,717)	(2,330)	(387)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		5,100	(185)	51	(236)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		33,400	(1,216)	269	(1,485)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		22,900	(833)	448	(1,281)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		300	(14)	(25)	11
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		4,200	(188)	(129)	(59)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		10,700	(477)	79	(556)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		3,200	(143)	(221)	78
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	26,100	519	(49)	568
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB		49,500	949	(596)	1,545
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	DUB		54,300	855	(188)	1,043

See Accompanying Notes	Semiannual Report	September 30, 2008	99

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	UBS	AUD	22,400	$353	$(101)	$454
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB		6,800	188	(9)	197
Pay	6-Month AUD Bank Bill	7.000%	06/15/2014	DUB		11,000	282	266	16
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	CITI		22,300	382	(162)	544
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	UBS		20,000	342	(171)	513
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	MSC		3,700	(29)	96	(125)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	MSC	EUR	6,300	(76)	(75)	(1)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		29,400	(557)	(375)	(182)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		65,200	(358)	164	(522)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		18,700	(103)	132	(235)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		25,800	(141)	48	(189)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		10,000	(291)	(35)	(256)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		16,200	34	26	8
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		4,500	10	(11)	21
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		1,300	(49)	(33)	(16)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		9,200	(383)	(4)	(379)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY		6,300	(39)	(65)	26
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP		8,100	(50)	3	(53)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		61,600	(381)	(320)	(61)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		18,700	(116)	(157)	41
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	MSC		10,600	(66)	(207)	141
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	JPM		5,500	(87)	(94)	7
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		11,200	(102)	(792)	690
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		1,600	(14)	(114)	100
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		2,500	(257)	(40)	(217)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BNP		1,200	(124)	(9)	(115)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	CITI		1,300	(133)	(33)	(100)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		6,400	(658)	(125)	(533)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		6,800	(699)	(777)	78
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		1,300	(134)	(11)	(123)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	BCLY		2,600	(278)	(34)	(244)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	BNP		200	(21)	(2)	(19)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		8,100	(867)	(496)	(371)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	MSC		7,000	(749)	(474)	(275)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2012	GSC	GBP	2,700	(2)	(20)	18
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		4,900	(75)	(194)	119
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		2,200	(30)	9	(39)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		21,000	(286)	200	(486)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC		7,600	(104)	24	(128)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		6,900	(29)	(148)	119
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		27,000	(114)	(15)	(99)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		5,500	81	0	81
Pay	6-Month GBP-LIBOR	5.000%	03/18/2016	RBS		26,300	(28)	(4)	(24)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		4,100	(269)	(16)	(253)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		7,600	189	407	(218)
Pay	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		1,000	(83)	(69)	(14)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		2,000	(58)	(61)	3
Pay	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		1,567	264	157	107
Receive	6-Month JPY-LIBOR	2.035%	05/18/2010	GSC	JPY	360,000	(66)	0	(66)
Receive	6-Month JPY-LIBOR	1.300%	12/17/2010	DUB		2,040,000	(61)	44	(105)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		1,040,000	(37)	(14)	(23)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	BNP		930,000	57	17	40
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	DUB		2,170,000	132	42	90
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		4,870,000	298	(169)	467
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	MSC		8,220,000	1,145	(488)	1,633
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	RBS		310,000	44	(14)	58
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		5,020,000	(1,326)	(241)	(1,085)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		3,800,000	(1,003)	(57)	(946)
Receive	6-Month JPY-LIBOR	2.500%	12/20/2027	DUB		250,000	(150)	(39)	(111)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		470,000	17	(25)	42
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		780,000	(1,144)	(350)	(794)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$6,000	(141)	27	(168)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	9,000	(74)	(14)	(60)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		17,000	(134)	(17)	(117)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		14,200	(66)	10	(76)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		2,300	(90)	0	(90)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		500	(21)	0	(21)
Pay	France CPI ex-Tobacco Index	2.080%	06/15/2012	GSC		10,800	(413)	0	(413)

							$(21,076)	$(14,455)	$(6,621)

100	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(j)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	109	$2	$1
Call - CBOT U.S. Treasury 5-Year Note December Futures	127.000	11/21/2008	126	1	1
Call - CBOT U.S. Treasury 10-Year Note December Futures	136.000	11/21/2008	1,916	35	30
Call - CBOT U.S. Treasury 30-Year Bond December Futures	140.000	11/21/2008	35	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	96.000	11/21/2008	50	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	2,806	51	44
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	293	5	5
Put - CBOT U.S. Treasury 30-Year Bond December Futures	91.000	11/21/2008	92	1	1

				$96	$83

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	27,000	$144	$148
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$270,000	1,458	2,164
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		109,200	1,087	2,654
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		42,500	427	1,033
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		96,500	1,131	1,485
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		243,600	2,524	1,891
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		18,600	190	452
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		53,100	560	1,099

								$7,521	$10,926

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC EUR versus USD		$1.255	10/10/2008	EUR	70,000	$5	$33
Call - OTC EUR versus USD		1.367	05/19/2010		2,100	101	214
Put - OTC EUR versus USD		1.367	05/19/2010		2,100	101	151
Call - OTC EUR versus USD		1.375	05/21/2010		1,700	80	166
Put - OTC EUR versus USD		1.375	05/21/2010		1,700	80	129
Put - OTC GBP versus USD		1.495	10/08/2008	GBP	9,000	8	1
Call - OTC USD versus JPY	JPY	125.000	10/15/2008		$13,000	1	3
Call - OTC USD versus JPY		104.000	03/17/2010		4,000	192	168
Put - OTC USD versus JPY		104.000	03/17/2010		4,000	147	250

						$715	$1,115

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 10/01/2038	$106.000	10/07/2008	$10,000	$1	$0
Call - OTC Fannie Mae 5.500% due 12/01/2038	107.000	12/04/2008	16,000	2	0
Call - OTC Fannie Mae 6.000% due 10/01/2038	106.906	10/07/2008	40,000	5	0
Call - OTC Fannie Mae 6.000% due 12/01/2038	110.000	12/04/2008	30,800	4	0
Call - OTC Fannie Mae 6.500% due 10/01/2038	107.000	10/07/2008	21,800	3	0
Call - OTC Fannie Mae 6.500% due 12/01/2038	107.500	12/04/2008	24,000	3	0
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	103.688	10/31/2008	23,200	3	0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	118.000	10/31/2008	20,300	2	0
Call - OTC U.S. Treasury Note 4.250% due 11/15/2013	119.000	10/31/2008	38,200	5	0
Call - OTC U.S. Treasury Note 4.625% due 07/31/2012	115.500	10/10/2008	6,000	1	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	74.000	10/07/2008	8,000	1	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	2,000	0	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	89,500	10	1
Put - OTC Ginnie Mae 6.000% due 10/01/2038	85.000	10/15/2008	21,000	2	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	76.000	11/12/2008	21,000	2	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	55,900	6	1
Put - OTC Ginnie Mae 6.000% due 12/01/2038	81.000	12/11/2008	52,000	6	2
Put - OTC Ginnie Mae 6.500% due 10/01/2038	91.000	10/15/2008	21,000	2	1
Put - OTC Ginnie Mae 6.500% due 12/01/2038	86.000	12/11/2008	40,000	5	10

				$63	$15

(k)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	3,200	$73	$6
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		5,700	148	11

See Accompanying Notes	Semiannual Report	September 30, 2008	101

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009	EUR	12,500	$166	$303
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		12,500	166	44
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		8,800	129	118
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$90,000	1,323	1,808
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		36,400	978	2,181
Call - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		7,800	117	325
Put - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		7,800	125	59
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		14,200	385	851
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		32,200	1,083	1,412
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		105,900	2,540	2,491
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	172	371
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		17,700	514	936

								$7,919	$10,916

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC EUR versus USD		$1.390	10/07/2008	EUR	2,299	$20	$23
Put - OTC GBP versus USD		1.710	10/10/2008	GBP	9,338	91	33
Call - OTC USD versus JPY	JPY	104.000	03/17/2010		$1,400	74	59
Put - OTC USD versus JPY		104.000	03/17/2010		1,400	74	88

						$259	$203

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$96.922	10/24/2008	$16,000	$135	$36
Put - OTC Fannie Mae 5.500% due 11/01/2038	97.797	10/24/2008	9,000	61	33
Put - OTC Fannie Mae 5.500% due 11/01/2038	98.344	10/24/2008	1,000	6	0
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.406	10/24/2008	13,000	75	25

				$277	$94

Transactions in written call and put options for the period ended September 30, 2008:
	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	1,998	$329,000	AUD	18,000	EUR	15,000	GBP	4,500	$8,337
Sales	2,920	195,800		0		41,051		9,338	4,248
Closing Buys	(3,335)	(164,800)		(18,000)		(11,052)		(4,500)	(3,373)
Expirations	(1,583)	0		0		0		0	(757)
Exercised	0	0		0		0		0	0

Balance at 09/30/2008	0	$360,000	AUD	0	EUR	44,999	GBP	9,338	$8,455

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$1,985	$1,701	0.18%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value (6)
Fannie Mae	5.500%	11/01/2038		$8,000	$7,834	$7,954
Fannie Mae	6.000%	10/01/2038		25,000	25,433	25,301
Fannie Mae	6.500%	10/01/2038		6,000	6,189	6,149
Japan Government Bond	2.500%	09/20/2036	JPY	120,000	1,123	1,175
U.S. Treasury Bonds	5.000%	05/15/2037		$3,500	3,949	3,953
U.S. Treasury Notes	2.500%	03/31/2013		3,100	3,044	3,054
U.S. Treasury Notes	3.250%	12/31/2009		23,200	23,513	23,784
U.S. Treasury Notes	3.500%	02/15/2018		2,700	2,632	2,662
U.S. Treasury Notes	4.250%	08/15/2013		20,300	21,480	21,685
U.S. Treasury Notes	4.250%	11/15/2013		38,200	40,290	41,233
U.S. Treasury Notes	4.500%	11/15/2015		29,760	31,970	32,385
U.S. Treasury Notes	4.500%	02/15/2016		2,500	2,688	2,684
U.S. Treasury Notes	5.125%	05/15/2016		32,100	35,533	35,968

					$205,678	$207,987

(6)	Market value includes $2,224 of interest payable on short sales.

102	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	14,909	04/2009	$0	$(77)	$(77)
Buy	AUD	BCLY	571	10/2008	0	(33)	(33)
Sell		BCLY	100	10/2008	0	0	0
Buy		DUB	1,403	10/2008	0	(9)	(9)
Buy		MSC	572	10/2008	0	(24)	(24)
Sell		MSC	572	10/2008	0	(2)	(2)
Buy		UBS	1,278	10/2008	0	(8)	(8)
Sell		UBS	29,996	10/2008	2,066	0	2,066
Buy	BRL	BCLY	3,176	10/2008	0	(34)	(34)
Sell		HSBC	3,176	10/2008	91	0	91
Sell		CITI	966	12/2008	31	0	31
Buy		HSBC	4,922	12/2008	0	(100)	(100)
Sell		HSBC	5,896	12/2008	101	0	101
Buy		JPM	1,650	12/2008	0	(9)	(9)
Sell		JPM	7,279	12/2008	132	0	132
Buy		MSC	27,546	12/2008	0	(1,781)	(1,781)
Sell		MSC	12,037	12/2008	388	0	388
Sell		RBC	34	12/2008	1	0	1
Buy		UBS	403	12/2008	0	(9)	(9)
Sell		UBS	8,309	12/2008	197	0	197
Buy		RBC	34	06/2009	0	(1)	(1)
Sell	CAD	RBC	9,371	10/2008	99	0	99
Sell	CLP	HSBC	83,585	12/2008	22	0	22
Buy		JPM	66,358	05/2009	0	(21)	(21)
Buy	CNY	BCLY	21,618	11/2008	0	(37)	(37)
Buy		BCLY	31,663	05/2009	0	(279)	(279)
Buy		CITI	51,807	05/2009	0	(457)	(457)
Buy		HSBC	11,537	05/2009	0	(77)	(77)
Sell		HSBC	13,383	05/2009	46	0	46
Buy		JPM	23,323	05/2009	0	(188)	(188)
Buy		MSC	10,418	05/2009	0	(86)	(86)
Buy		BCLY	1,451	07/2009	0	(17)	(17)
Buy		DUB	18,327	07/2009	0	(203)	(203)
Buy		HSBC	2,420	07/2009	0	(27)	(27)
Buy		JPM	2,243	07/2009	0	(25)	(25)
Buy		BCLY	10,063	05/2010	0	(177)	(177)
Buy		MLP	11,346	05/2010	0	(194)	(194)
Buy	DKK	RBS	51,470	10/2008	0	(231)	(231)
Buy		BCLY	1,275	12/2008	2	0	2
Sell		MSC	52,082	12/2008	197	0	197
Sell	EUR	BOA	999	10/2008	61	0	61
Sell		CITI	162,603	10/2008	0	(641)	(641)
Buy		JPM	14,110	10/2008	0	(892)	(892)
Buy		UBS	151,413	10/2008	0	(8,443)	(8,443)
Sell		UBS	1,726	10/2008	101	0	101
Sell		HSBC	3,480	11/2008	39	0	39
Buy	GBP	BCLY	290	10/2008	0	(23)	(23)
Buy		HSBC	1,177	10/2008	0	(85)	(85)
Buy		MSC	353	10/2008	0	(25)	(25)
Buy		UBS	550	10/2008	0	(44)	(44)
Sell		UBS	3,184	10/2008	252	0	252
Buy		UBS	28,180	11/2008	0	(972)	(972)
Sell	HKD	BCLY	156	10/2008	0	0	0
Buy		CITI	389	10/2008	0	0	0
Sell		CSFB	233	10/2008	0	0	0
Sell		DUB	209	10/2008	0	0	0
Buy		HSBC	28	10/2008	0	0	0
Sell		CITI	388	01/2009	0	0	0
Buy	HUF	BNP	530	11/2008	0	0	0
Buy	INR	BCLY	16,863	11/2008	0	(35)	(35)
Sell		BCLY	51,060	11/2008	63	0	63
Buy		DUB	37,696	11/2008	0	(126)	(126)
Sell		DUB	54,932	11/2008	70	0	70
Buy		HSBC	95,495	11/2008	0	(322)	(322)
Buy		JPM	120,921	11/2008	0	(413)	(413)
Sell		JPM	133,873	11/2008	179	0	179
Buy	JPY	BCLY	2,094,868	10/2008	0	(26)	(26)
Sell		BCLY	866,239	10/2008	18	(50)	(32)
Sell		CSFB	67,732	10/2008	0	(4)	(4)
Buy		DUB	28,199,735	10/2008	5,029	0	5,029
Sell		DUB	98,879	10/2008	0	(18)	(18)
Buy		RBS	87,539	10/2008	0	(11)	(11)
Buy		UBS	1,066,862	10/2008	142	0	142

See Accompanying Notes	Semiannual Report	September 30, 2008	103

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	UBS	1,833,799	10/2008	$157	$0	$157
Sell		BCLY	2,094,868	11/2008	38	0	38
Sell	KRW	MLP	586,376	11/2008	30	0	30
Sell		BCLY	2,998,628	02/2009	351	0	351
Buy		MLP	3,520,912	02/2009	0	(511)	(511)
Buy	MXN	BCLY	149	11/2008	0	(1)	(1)
Sell		CITI	763	11/2008	2	0	2
Buy		HSBC	98	11/2008	0	0	0
Buy		JPM	98	11/2008	0	0	0
Buy		RBC	418	11/2008	0	(1)	(1)
Buy		CITI	763	05/2009	0	(2)	(2)
Buy	MYR	BCLY	13,953	11/2008	0	(393)	(393)
Sell		BCLY	15,863	11/2008	57	(11)	46
Buy		CITI	21,909	11/2008	0	(632)	(632)
Buy		DUB	23,840	11/2008	0	(695)	(695)
Sell		HSBC	8,544	11/2008	8	0	8
Sell		JPM	7,393	11/2008	55	0	55
Sell		MLP	9,257	11/2008	0	(12)	(12)
Sell	NZD	BCLY	1,351	10/2008	42	0	42
Buy	PHP	HSBC	37,000	11/2008	0	(51)	(51)
Buy		JPM	37,700	11/2008	0	(46)	(46)
Buy		BCLY	8,700	02/2009	0	(9)	(9)
Buy		DUB	4,200	02/2009	0	(6)	(6)
Buy		HSBC	10,480	02/2009	0	(11)	(11)
Buy		JPM	14,800	02/2009	0	(12)	(12)
Buy		MLP	3,300	02/2009	0	(4)	(4)
Buy		MSC	11,800	02/2009	0	(13)	(13)
Buy		RBS	3,300	02/2009	0	(4)	(4)
Buy		LEH	2,200	12/2010	0	(2)	(2)
Sell		LEH	2,200	12/2010	0	(1)	(1)
Buy	PLN	HSBC	145	05/2009	0	(5)	(5)
Buy	RUB	BCLY	135,218	11/2008	0	(243)	(243)
Sell		BCLY	106,919	11/2008	165	0	165
Sell		DUB	44,019	11/2008	75	0	75
Buy		HSBC	39,192	11/2008	0	(57)	(57)
Sell		HSBC	38,454	11/2008	52	0	52
Buy		HSBC	18,874	05/2009	0	(57)	(57)
Buy	SAR	JPM	12,489	04/2009	0	(50)	(50)
Sell	SEK	RBS	34,138	10/2008	222	0	222
Buy	SGD	BCLY	26	10/2008	0	(1)	(1)
Buy		CSFB	117	10/2008	0	(4)	(4)
Buy		DUB	60	10/2008	0	(2)	(2)
Buy		JPM	410	10/2008	0	(14)	(14)
Buy		UBS	120	10/2008	0	(4)	(4)
Sell		UBS	733	10/2008	2	0	2
Buy		BCLY	324	11/2008	0	(10)	(10)
Sell		BCLY	7,442	11/2008	10	0	10
Buy		BOA	150	11/2008	0	(6)	(6)
Buy		CITI	3,037	11/2008	0	(44)	(44)
Sell		DUB	2,165	11/2008	22	0	22
Buy		JPM	5,327	11/2008	0	(75)	(75)
Buy		UBS	882	11/2008	0	(8)	(8)
Buy	TWD	BCLY	21,410	02/2009	0	(32)	(32)
Buy		DUB	9,600	02/2009	0	(15)	(15)
Sell		HSBC	50,111	02/2009	50	0	50
Buy		MLP	15,300	02/2009	0	(21)	(21)
Buy		MSC	9,600	02/2009	0	(15)	(15)
Buy		UBS	4,900	02/2009	0	(8)	(8)
Buy	ZAR	UBS	2,858	12/2008	0	0	0
Sell		UBS	2,579	12/2008	10	0	10

					$10,675	$(19,324)	$(8,649)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,707,657	$24,745	$1,732,402
Short Sales, at value	0	(205,763)	0	(205,763)
Other Financial Instruments ++	(4,558)	(8,209)	(1,029)	(13,796)

Total	$(4,558)	$1,493,685	$23,716	$1,512,843

104	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$18,383	$22,895	$18	$14	$(10,292)	$(6,273)	$24,745
Other Financial Instruments ++	12	0	0	0	(789)	(252)	(1,029)

Total	$18,395	$22,895	$18	$14	$(11,081)	$(6,525)	$23,716

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	105

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 1.2%

BHP Billiton Finance Ltd.
5.125% due 03/29/2012		$200	$198

Crusade Global Trust
5.106% due 11/19/2037	EUR	325	422

Puma Finance Ltd.
2.881% due 02/21/2038		$568	539
7.510% due 07/12/2036	AUD	196	153
7.520% due 08/22/2037		683	520

Superannuation Members Home Loans Global Fund
2.954% due 03/09/2036		$915	871

Torrens Trust
7.873% due 10/19/2038	AUD	980	760

Total Australia (Cost $3,873)			3,463

BERMUDA 0.2%

Merna Reinsurance Ltd.
4.412% due 07/07/2010		$700	664

Total Bermuda (Cost $695)			664

CANADA 3.3%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,400	1,328

Canada Housing Trust No. 1
3.550% due 09/15/2013		3,600	3,334

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	500	702

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	172

Master Credit Card Trust
5.297% due 08/21/2012		200	189

Province of Ontario Canada
4.700% due 06/02/2037		2,100	1,871

Province of Quebec Canada
5.125% due 11/14/2016		$300	308

Rogers Wireless, Inc.
7.625% due 12/15/2011	CAD	300	299

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	600	789

Total Canada (Cost $9,390)			8,992

CAYMAN ISLANDS 0.7%

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$700	602

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		800	606

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	278

Residential Reinsurance 2007 Ltd.
10.561% due 06/07/2010		$500	502

SHL Corp. Ltd.
1.600% due 12/25/2024	JPY	202	2

Total Cayman Islands (Cost $2,398)			1,990

DENMARK 0.8%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	26	5

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	186	$35

Realkredit Danmark A/S
5.000% due 10/01/2038		12,180	2,093

Total Denmark (Cost $2,142)			2,133

FRANCE 8.6%

AXA S.A.
3.750% due 01/01/2017	EUR	50	80

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		600	834

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		300	276

CM-CIC Covered Bonds
5.250% due 06/09/2010		500	706

Credit Agricole S.A.
2.859% due 05/28/2010		$900	893
6.637% due 05/29/2049		500	337

France Government Bond
4.000% due 04/25/2014	EUR	9,300	13,027
4.000% due 10/25/2014		700	979
4.000% due 10/25/2038		400	497
4.000% due 04/25/2055		100	122
4.750% due 04/25/2035		200	281
5.750% due 10/25/2032		1,200	1,919

GCE Covered Bonds
5.250% due 09/17/2010		1,900	2,680

Vivendi
5.750% due 04/04/2013		$700	685
6.625% due 04/04/2018		100	96

Total France (Cost $23,846)			23,412

GERMANY 11.3%

Deutsche Bank AG
4.875% due 05/20/2013		$1,000	956
5.375% due 10/12/2012		500	482

Republic of Germany
4.000% due 07/04/2016	EUR	2,900	4,092
4.000% due 01/04/2037		1,000	1,275
4.750% due 07/04/2034		2,000	2,856
5.500% due 01/04/2031		1,500	2,346
5.625% due 01/04/2028		4,740	7,481
6.250% due 01/04/2024		600	1,003
6.250% due 01/04/2030		1,700	2,886
6.500% due 07/04/2027		4,340	7,520

Total Germany (Cost $31,547)			30,897

ICELAND 0.2%

Glitnir Banki HF
3.255% due 01/18/2012		$400	305

Kaupthing Bank HF
5.750% due 10/04/2011		200	159

Landsbanki Islands HF
3.511% due 08/25/2009		200	172

Total Iceland (Cost $800)			636

IRELAND 0.7%

Immeo Residential Finance PLC
5.118% due 12/15/2016	EUR	386	483

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ireland Government Bond
4.400% due 06/18/2019	EUR	1,000	$1,373

Lusitano Mortgages PLC
5.238% due 12/15/2035		98	131

Total Ireland (Cost $2,218)			1,987

ITALY 1.7%

Italy Buoni Poliennali Del Tesoro
4.250% due 08/01/2014	EUR	600	837
4.500% due 05/01/2009		1,280	1,806
5.500% due 11/01/2010		400	579

Siena Mortgages SpA
5.188% due 12/16/2038		987	1,339

Total Italy (Cost $4,506)			4,561

JAPAN 26.4%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	200	264

Japan Government Bond
0.900% due 12/20/2012	JPY	400,000	3,747
1.100% due 09/20/2012		1,620,000	15,319
1.200% due 03/20/2012		620,000	5,884
1.500% due 12/20/2017		700,000	6,654
2.300% due 06/20/2035		440,000	4,138
2.400% due 03/20/2034		180,000	1,729
2.500% due 03/20/2036		20,000	195
2.500% due 09/20/2036		430,000	4,203
2.500% due 09/20/2037		190,000	1,862

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		91,530	809
1.000% due 06/10/2016		305,700	2,728
1.100% due 12/10/2016		375,970	3,365
1.154% due 02/28/2016		43,920	409
1.200% due 03/10/2017		101,400	912
1.200% due 06/10/2017		862,090	7,720
1.200% due 12/10/2017		662,600	5,918
1.400% due 06/10/2018		548,640	4,970

Resona Bank Ltd.
5.850% due 09/29/2049		$500	368

Sumitomo Mitsui Banking Corp.
1.718% due 12/31/2049	JPY	100,000	941
5.625% due 07/29/2049		$100	80

Total Japan (Cost $71,365)			72,215

JERSEY, CHANNEL ISLANDS 0.2%

Haus Ltd.
4.815% due 12/10/2037	EUR	156	216

HBOS Capital Funding LP
9.540% due 03/31/2049	GBP	300	440

Total Jersey, Channel Islands (Cost $755)			656

LIBERIA 0.0%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	99

Total Liberia (Cost $103)			99

NETHERLANDS 1.9%

Delphinus BV
5.243% due 04/25/2093	EUR	500	696
5.255% due 11/28/2031		258	357

106	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.325% due 06/25/2066	EUR	85	$119

Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$100	97

Dutch Mortgage-Backed Securities BV
5.227% due 10/02/2079	EUR	753	1,046

Holland Euro-Denominated Mortgage-Backed Series
5.227% due 04/18/2012		72	101

Netherlands Government Bond
4.000% due 01/15/2037		100	125

Rabobank Nederland NV
3.209% due 05/19/2010		$2,500	2,494

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009		200	200

Total Netherlands (Cost $4,997)			5,235

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$1,000	994

Total New Zealand (Cost $1,001)			994

NORWAY 1.3%

DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	2,000	2,794
4.500% due 05/16/2011		600	836

Total Norway (Cost $3,966)			3,630

PORTUGAL 0.5%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	1,000	1,417

Total Portugal (Cost $1,570)			1,417

RUSSIA 0.2%

Gaz Capital S.A.
7.343% due 04/11/2013		$300	273
8.146% due 04/11/2018		200	176

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		60	57

VTB Capital S.A.
6.875% due 12/11/2008		200	199

Total Russia (Cost $760)			705

SOUTH KOREA 0.5%

Export-Import Bank of Korea
2.901% due 06/01/2009		$1,000	992
5.750% due 05/22/2013	EUR	400	530

Total South Korea (Cost $1,616)			1,522

SPAIN 1.8%

Bankinter S.A.
5.000% due 05/14/2010	EUR	2,200	3,067

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$1,600	1,493

Spain Government Bond
4.400% due 01/31/2015	EUR	300	423

Total Spain (Cost $5,513)			4,983

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SWEDEN 1.3%

Stadshypotek AB
6.000% due 06/15/2011	SEK	11,000	$1,636

Swedbank Hypotek AB
4.000% due 06/15/2011		14,000	1,938

Total Sweden (Cost $3,713)			3,574

SWITZERLAND 1.7%

Credit Suisse New York
5.000% due 05/15/2013		$2,400	2,226

UBS AG
3.714% due 05/05/2010		800	797
5.750% due 04/25/2018		1,500	1,307
5.875% due 12/20/2017		500	445

Total Switzerland (Cost $5,186)			4,775

TUNISIA 0.1%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	300	339

Total Tunisia (Cost $363)			339

UNITED KINGDOM 4.8%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	1,500	1,922

Barclays Bank PLC
6.050% due 12/04/2017		$1,200	1,118
7.434% due 09/29/2049		600	489
7.700% due 04/29/2049		500	441
8.250% due 02/28/2049	GBP	300	477

Bauhaus Securities Ltd.
5.282% due 10/30/2052	EUR	149	203

HBOS PLC
5.920% due 09/29/2049		$800	472
6.750% due 05/21/2018		700	588

HSBC Holdings PLC
6.500% due 05/02/2036		900	746

Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	590	810

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018		$2,000	1,922

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		600	582

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	88

United Kingdom Gilt
4.250% due 06/07/2032	GBP	1,500	2,517
4.500% due 12/07/2042		300	531

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$200	192

Total United Kingdom (Cost $14,324)			13,098

UNITED STATES 119.5%

ASSET-BACKED SECURITIES 9.1%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$371	353

AFC Home Equity Loan Trust
3.917% due 12/22/2027		13	8

AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009		971	966

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Amortizing Residential Collateral Trust
3.907% due 10/25/2031	$11	$11

Amresco Residential Securities Mortgage Loan Trust
4.147% due 06/25/2029	9	8

BA Credit Card Trust
2.498% due 02/15/2013	200	194
3.068% due 04/15/2013	1,500	1,468
3.688% due 12/16/2013	900	885

Bear Stearns Asset-Backed Securities Trust
3.657% due 03/25/2043	17	16
3.867% due 10/25/2032	7	6

Capital Auto Receivables Asset Trust
3.188% due 09/15/2010	700	699
3.938% due 10/15/2012	700	683

Chase Issuance Trust
3.388% due 05/16/2011	700	699
4.319% due 09/15/2015	2,800	2,793

Citibank Credit Card Master Trust I
2.932% due 03/10/2011	1,100	1,094

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	9	7

Daimler Chrysler Auto Trust
3.417% due 07/08/2011	500	497

First Alliance Mortgage Loan Trust
3.418% due 12/20/2027	42	32

Ford Credit Auto Owner Trust
2.776% due 06/15/2009	659	658
3.088% due 07/15/2010	1,954	1,952
3.388% due 01/15/2011	2,800	2,771
3.908% due 06/15/2012	1,200	1,170
4.360% due 06/15/2010	557	557

Franklin Auto Trust
4.188% due 10/20/2011	600	595

GSAMP Trust
3.497% due 03/25/2034	69	68

Home Equity Mortgage Trust
5.500% due 01/25/2037	169	40

MBNA Credit Card Master Note Trust
2.478% due 09/15/2011	600	597
4.900% due 07/15/2011	500	501

Mid-State Trust
8.330% due 04/01/2030	507	429

Nelnet Student Loan Trust
3.330% due 04/27/2015	700	701

Renaissance Home Equity Loan Trust
3.707% due 12/25/2033	40	34

Residential Asset Mortgage Products, Inc.
3.767% due 06/25/2032	10	8

Residential Asset Securities Corp.
3.707% due 07/25/2032	27	22

Sears Credit Account Master Trust
2.708% due 04/16/2013	700	693

SLC Student Loan Trust
3.269% due 06/15/2017	800	777

SLM Student Loan Trust
4.173% due 04/25/2023	2,700	2,710

Structured Asset Securities Corp.
3.607% due 05/25/2034	39	34

Vanderbilt Acquisition Loan Trust
5.700% due 09/07/2023	89	88

Wells Fargo Home Equity Trust
3.437% due 10/25/2035	217	211

		25,035

See Accompanying Notes	Semiannual Report	September 30, 2008	107

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%

Daimler Finance North America LLC
6.820% due 08/03/2012		$1,686	$1,145

CORPORATE BONDS & NOTES 27.5%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		100	98

Aetna, Inc.
6.500% due 09/15/2018		500	493

Alcoa, Inc.
6.000% due 01/15/2012		1,000	1,006

Allstate Life Global Funding II
3.461% due 05/21/2010		1,800	1,791

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		500	483

American Express Bank FSB
2.637% due 06/12/2012		300	271
3.489% due 04/26/2010		400	371
5.500% due 04/16/2013		1,100	1,008

American Express Co.
7.000% due 03/19/2018		1,300	1,149

American Express Credit Corp.
5.109% due 05/27/2010		300	282
5.875% due 05/02/2013		400	369

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	74
5.850% due 01/16/2018		$500	251
8.000% due 05/22/2038	EUR	1,500	401
8.175% due 05/15/2058		$1,300	208
8.250% due 08/15/2018		700	407

Amgen, Inc.
2.889% due 11/28/2008		250	249
6.150% due 06/01/2018		1,000	978

AT&T, Inc.
6.300% due 01/15/2038		800	663

AutoZone, Inc.
5.875% due 10/15/2012		100	98

BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	207

Bank of America Corp.
2.918% due 11/06/2009		500	489
4.750% due 05/23/2017	EUR	500	628
5.750% due 12/01/2017		$500	425
8.125% due 12/29/2049		500	405

Bank of America N.A.
2.819% due 06/12/2009		1,000	995
3.404% due 05/12/2010		1,000	987

Bear Stearns Cos., LLC
3.416% due 10/02/2009 (k)	CAD	500	463
6.400% due 10/02/2017		$1,200	1,123
6.950% due 08/10/2012		800	809
7.250% due 02/01/2018		1,100	1,060

BellSouth Corp.
5.200% due 09/15/2014		200	188

Boston Scientific Corp.
6.000% due 06/15/2011		200	190
6.400% due 06/15/2016		300	286

Burlington Northern Santa Fe Corp.
5.750% due 03/15/2018		700	673

Charter One Bank N.A.
2.845% due 04/24/2009		1,000	998

CIT Group, Inc.
2.927% due 08/17/2009		600	483

Citigroup Capital XXI
8.300% due 12/21/2077		300	224

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Funding, Inc.
3.852% due 05/07/2010		$2,800	$2,642

Citigroup, Inc.
5.500% due 04/11/2013		1,300	1,136
6.000% due 08/15/2017		500	424
6.125% due 05/15/2018		2,800	2,322
6.500% due 08/19/2013		2,700	2,402
8.400% due 04/29/2049		700	477

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	897

CNA Financial Corp.
6.000% due 08/15/2011		300	300

Computer Sciences Corp.
5.500% due 03/15/2013		1,000	971

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009		760	753

Constellation Energy Group, Inc.
7.000% due 04/01/2012		500	505

Consumers Energy Co.
5.000% due 02/15/2012		100	96

CVS Caremark Corp.
5.750% due 08/15/2011		200	203

Cytec Industries, Inc.
6.000% due 10/01/2015		1,000	971

Daimler Finance North America LLC
3.169% due 03/13/2009		500	498
5.750% due 09/08/2011		100	99

DR Horton, Inc.
6.000% due 04/15/2011		200	180

Erac USA Finance Co.
5.800% due 10/15/2012		700	637

Exelon Corp.
4.900% due 06/15/2015		1,000	881

GATX Financial Corp.
5.500% due 02/15/2012		1,000	1,015

General Electric Capital Corp.
3.712% due 05/22/2013		700	669
6.375% due 11/15/2067		500	405

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	90,000	785

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (k)	CAD	500	387
5.375% due 02/15/2013	EUR	200	235
6.150% due 04/01/2018		$600	500
6.250% due 09/01/2017		1,500	1,258

Health Care REIT, Inc.
5.875% due 05/15/2015		400	353

HJ Heinz Finance Co.
6.000% due 03/15/2012		200	205

Home Depot, Inc.
5.400% due 03/01/2016		1,000	852

HSBC Finance Corp.
3.152% due 06/19/2009		500	484

International Lease Finance Corp.
5.350% due 03/01/2012		200	148

JPMorgan & Co., Inc. CPI Linked Bond
3.574% due 02/15/2012		100	100

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	171
6.000% due 01/15/2018		$900	822

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	200	203
6.000% due 10/01/2017		$1,300	1,194

JPMorgan Chase Capital XX
6.550% due 09/29/2036		300	221

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$200	$145

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		2,100	1,801

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		1,900	247
5.625% due 01/24/2013 (a)		500	65
6.875% due 05/02/2018 (a)		700	91

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		1,000	939

Masco Corp.
6.125% due 10/03/2016		200	174

Merrill Lynch & Co., Inc.
2.894% due 08/14/2009		100	96
3.310% due 03/23/2010		500	470
5.054% due 05/12/2010		2,100	2,026
6.875% due 04/25/2018		1,200	1,063

Metropolitan Life Global Funding I
5.125% due 04/10/2013		1,100	1,070

Morgan Stanley
2.852% due 05/07/2009		500	434
3.235% due 10/18/2016		200	131
4.904% due 05/14/2010		1,000	730
6.000% due 04/28/2015		1,700	1,158
6.625% due 04/01/2018		1,300	862

Nabors Industries, Inc.
6.150% due 02/15/2018		1,000	955

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010		1,500	1,501

NGPL Pipe Co. LLC
7.768% due 12/15/2037		500	491

NiSource Finance Corp.
6.800% due 01/15/2019		1,000	910

Pricoa Global Funding I
3.613% due 06/04/2010		2,400	2,389

Principal Life Income Funding Trusts
5.300% due 04/24/2013		700	698

Reynolds American, Inc.
3.519% due 06/15/2011		200	191

Sabre Holdings Corp.
7.350% due 08/01/2011		200	157

Sara Lee Corp.
6.250% due 09/15/2011		200	202

Sealed Air Corp.
5.625% due 07/15/2013		200	197

Sprint Nextel Corp.
6.000% due 12/01/2016		100	77

SUPERVALU, Inc.
7.500% due 11/15/2014		100	98

Target Corp.
7.000% due 01/15/2038		500	471

U.S. Bancorp
3.739% due 04/28/2009		600	597

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	1,100	1,345

UnitedHealth Group, Inc.
6.875% due 02/15/2038		$1,600	1,409

Verizon Communications, Inc.
4.350% due 02/15/2013		1,000	934
6.400% due 02/15/2038		1,100	919

Viacom, Inc.
5.750% due 04/30/2011		200	194

Virginia Electric and Power Co.
6.350% due 11/30/2037		500	452

108	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Corp.
5.500% due 05/01/2013	$1,300	$1,077

Wells Fargo & Co.
4.375% due 01/31/2013	500	460

Xerox Corp.
9.750% due 01/15/2009	200	203

		75,113

MORTGAGE-BACKED SECURITIES 8.8%

American Home Mortgage Assets
3.397% due 05/25/2046	556	359
3.417% due 10/25/2046	777	303

American Home Mortgage Investment Trust
3.447% due 05/25/2047	449	160

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	345	313

BCAP LLC Trust
3.377% due 01/25/2037	851	525

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	1,128	1,064
4.150% due 08/25/2035	97	85
4.417% due 05/25/2034	122	112
4.487% due 08/25/2033	10	10
4.630% due 05/25/2034	46	44
4.644% due 10/25/2033	73	70
5.474% due 05/25/2047	878	740

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	106	74
5.370% due 05/25/2035	43	31
5.577% due 11/25/2035	388	290
5.787% due 11/25/2036	725	487
5.891% due 02/25/2036	570	394
6.250% due 08/25/2036	468	292

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	500	426

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	504	401

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	300	257

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	212	202
4.748% due 08/25/2035	251	238
6.014% due 09/25/2037	904	632

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	300	304

Countrywide Alternative Loan Trust
3.268% due 09/20/2046	121	119
3.382% due 12/20/2046	775	473
3.398% due 07/20/2046	695	429
3.487% due 02/25/2037	707	459
3.557% due 05/25/2037	88	50
4.355% due 11/25/2035	128	84
4.895% due 11/25/2035	43	28
5.250% due 06/25/2035	100	83
5.891% due 11/25/2035	685	492
5.898% due 02/25/2037	234	164
6.000% due 04/25/2037	174	109
6.158% due 08/25/2036	308	281
6.250% due 08/25/2037	87	52
6.500% due 06/25/2036	200	105

Countrywide Home Loan Mortgage Pass-Through Trust
3.587% due 09/25/2034	114	85
4.723% due 08/25/2034	34	27
4.822% due 04/20/2035	36	33

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	300	186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CS First Boston Mortgage Securities Corp.
4.557% due 08/25/2033	$93	$93
6.500% due 04/25/2033	16	15

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	23	23
4.593% due 12/25/2033	45	43

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	220	218

Greenpoint Mortgage Funding Trust
3.477% due 11/25/2045	26	16

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	316	284

GSR Mortgage Loan Trust
4.496% due 03/25/2033	64	61
4.513% due 06/25/2034	106	94
4.539% due 09/25/2035	401	343

Harborview Mortgage Loan Trust
3.220% due 01/19/2038	153	92
3.705% due 12/19/2036	274	151
5.150% due 05/19/2033	99	93

Impac CMB Trust
3.472% due 07/25/2033	26	23

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	707	479

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	267	209

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,400	1,167
5.429% due 12/12/2043	200	174
6.465% due 11/15/2035	600	601

JPMorgan Mortgage Trust
4.376% due 11/25/2033	58	57

MASTR Adjustable Rate Mortgages Trust
4.128% due 07/25/2034	59	57

MASTR Alternative Loans Trust
3.607% due 03/25/2036	108	60

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	1,100	947

Merrill Lynch Mortgage Investors, Inc.
3.457% due 08/25/2036	82	57
6.013% due 02/25/2033	36	35

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	41	31
4.352% due 10/25/2035	340	318

Morgan Stanley Capital I
5.559% due 03/12/2044	500	447

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	800	505

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	273	156
3.387% due 06/25/2046	833	522

Residential Asset Securitization Trust
5.750% due 02/25/2036	74	58

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	18	17

Sequoia Mortgage Trust
3.538% due 07/20/2033	199	165

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	41	35
4.590% due 04/25/2034	103	92

Structured Asset Mortgage Investments, Inc.
3.320% due 07/19/2034	46	36
3.417% due 05/25/2046	185	114
3.427% due 05/25/2036	461	284
3.427% due 09/25/2047	500	138

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	$245	$232
5.630% due 01/25/2037	300	194

Wachovia Bank Commercial Mortgage Trust
5.037% due 03/15/2042	700	661
5.572% due 10/15/2048	800	702

WaMu Mortgage Pass-Through Certificates
3.517% due 01/25/2045	111	74
3.555% due 02/25/2047	748	394
3.747% due 12/25/2027	358	309
3.948% due 02/27/2034	106	100
4.274% due 05/25/2041	22	21
4.559% due 06/25/2033	37	36
5.468% due 02/25/2037	845	711

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.795% due 07/25/2046	157	86

Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	85	80
4.950% due 03/25/2036	806	713
5.547% due 04/25/2036	316	207

		23,902

MUNICIPAL BONDS & NOTES 1.4%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	1,200	1,086

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	318

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	380	356

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,200	972

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	95

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	177

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	180	180

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	303

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	5

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	71

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	495	425

		3,988

	SHARES
PREFERRED STOCKS 0.6%

DG Funding Trust
5.051% due 12/31/2049	172	1,754

See Accompanying Notes	Semiannual Report	September 30, 2008	109

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 64.1%

Fannie Mae
3.307% due 01/25/2021	$178	$175
3.407% due 10/27/2037	1,000	921
3.457% due 06/25/2044	59	59
4.503% due 11/01/2034 (f)	418	422
4.942% due 12/01/2034 (f)	179	181
5.000% due 08/01/2035 (f)	1,116	1,089
5.000% due 10/01/2038	2,000	1,947
5.500% due 10/01/2016 - 11/01/2038	3,149	3,144
5.500% due 12/01/2032 - 03/01/2048 (f)	42,033	41,914
6.000% due 07/01/2036 - 09/01/2036 (f)	11,416	11,578
6.000% due 10/01/2038 - 07/25/2044	4,262	4,314
6.470% due 09/25/2012	1,000	1,093
6.500% due 12/01/2037 (f)	2,851	2,926
6.500% due 10/01/2038	41,000	42,019

Federal Home Loan Bank
5.750% due 08/15/2011	1,000	1,059

Freddie Mac
2.938% due 12/15/2031	3	2
4.278% due 10/25/2044	370	357
5.000% due 11/15/2021 - 03/15/2025	78	78
5.332% due 04/01/2037	56	56
5.500% due 10/01/2038	8,000	7,949

Ginnie Mae
3.088% due 02/16/2030	69	69
3.138% due 02/16/2030	67	67
5.125% due 11/20/2021 - 12/20/2026	38	39
5.250% due 01/20/2030 (f)	27	28
5.375% due 05/20/2028 - 04/20/2030	21	22
5.375% due 05/20/2030 - 06/20/2030 (f)	84	85

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.625% due 07/20/2022 - 09/20/2023 (f)	$72	$73
5.625% due 07/20/2025 - 09/20/2026	20	20
6.000% due 06/15/2018 - 09/20/2038 (f)	5,246	5,376
6.000% due 08/20/2034 - 10/01/2038	12,635	12,779
6.500% due 08/20/2038 (f)	999	1,015
6.500% due 10/01/2038	30,000	30,698

Small Business Administration
5.600% due 03/01/2029	1,400	1,404
6.640% due 02/01/2011	28	29

Tennessee Valley Authority
5.880% due 04/01/2036	1,000	1,108
7.140% due 05/23/2012	1,000	1,111

		175,206

U.S. TREASURY OBLIGATIONS 7.6%

U.S. Treasury Bonds
4.500% due 02/15/2036	6,500	6,572

U.S. Treasury Notes
3.125% due 04/30/2013	4,800	4,835
4.250% due 08/15/2013	8,800	9,313

		20,720

Total United States (Cost $344,738)		326,863

SHORT-TERM INSTRUMENTS 15.1%

CERTIFICATES OF DEPOSIT 1.5%

Unicredito Italiano NY
3.088% due 05/15/2009	$2,800	2,800
3.088% due 05/18/2009	1,400	1,399

		4,199

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 2.0%

Freddie Mac
2.500% due 11/24/2008	$5,500	$5,479

REPURCHASE AGREEMENTS 8.7%

Barclays Capital, Inc.
2.250% due 10/01/2008	21,800	21,800

(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $22,384. Repurchase proceeds are $21,801.)

U.S. TREASURY BILLS 2.9%
1.328% due 11/28/2008 - 12/26/2008 (b)(d)(e)	7,920	7,864

Total Short-Term Instruments (Cost $39,381)		39,342

PURCHASED OPTIONS (i) 1.0%
(Cost $2,073)		2,817

Total Investments 205.4% (Cost $582,839)		$560,999

Written Options (j) (0.9%) (Premiums $2,064)		(2,546)

Other Assets and Liabilities (Net) (104.5%)		(285,321)

Net Assets 100.0%		$273,132

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $6,033 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $99 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $50,812 at a weighted average interest rate of 2.441%. On September 30, 2008, securities valued at $64,559 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $3,068 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	18	$5
90-Day Euribor December Futures	Long	12/2008	10	0
90-Day Euribor June Futures	Long	06/2009	29	50
90-Day Euribor March Futures	Long	03/2009	168	194
90-Day Euribor March Futures Put Options Strike @EUR 95.250	Short	03/2009	82	3
90-Day Eurodollar December Futures	Long	12/2008	170	(266)
90-Day Eurodollar December Futures	Long	12/2009	299	212
90-Day Eurodollar March Futures	Long	03/2009	57	(36)
90-Day Eurodollar March Futures	Long	03/2010	40	(23)
90-Day Eurodollar October Futures	Long	10/2008	114	(315)
Australia Government 3-Year Bond December Futures	Short	12/2008	34	(19)
Australia Government 10-Year Bond December Futures	Short	12/2008	57	(53)
Canada Government 10-Year Bond December Futures	Short	12/2008	2	3
Euro-Bobl December Futures	Short	12/2008	191	(189)
Euro-Bobl December Futures Call Options Strike @ EUR 117.000	Long	12/2008	89	4
Euro-Bobl December Futures Put Options Strike @ EUR 100.000	Long	12/2008	112	0
Euro-Bund 10-Year Bond December Futures	Long	12/2008	11	(1)
Euro-Bund 10-Year Bond December Futures Put Options Strike @ EUR 103.500	Long	12/2008	92	0

110	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond December Futures Put Options Strike @ EUR 105.000	Short	12/2008	7	$0
Euro-Schatz December Futures	Long	12/2008	40	15
Euro-Schatz December Futures Put Options Strike @ EUR 100.000	Long	12/2008	210	0
U.S. Treasury 10-Year Note December Futures	Long	12/2008	263	(271)
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	141	(122)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	58	20
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	99	47
United Kingdom Government 10-Year Bond December Futures	Long	12/2008	15	47

				$(695)

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	(0.390%)	06/20/2014	DUB	0.722%		$100	$2	$0	$2
Aetna, Inc. 6.500% due 09/15/2018	(0.950%)	09/20/2018	GSC	0.707%		500	(10)	0	(10)
Akzo Nobel NV 4.250% due 06/14/2011	(0.290%)	06/20/2012	DUB	0.694%	EUR	200	4	0	4
Alcoa, Inc. 6.000% due 01/15/2012	(0.850%)	03/20/2012	MSC	1.369%		$1,000	16	0	16
Amgen, Inc. 6.150% due 06/01/2018	(1.000%)	06/20/2018	UBS	0.758%		1,000	(19)	0	(19)
AutoZone, Inc. 5.875% due 10/15/2012	(0.680%)	12/20/2012	CITI	0.880%		100	1	0	1
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%)	06/20/2017	JPM	1.055%		100	3	0	3
BAE Systems Holdings, Inc. 6.400% due 12/15/2011	(0.140%)	12/20/2011	UBS	0.579%		200	3	0	3
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(0.820%)	09/20/2017	BCLY	1.400%		200	8	0	8
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(0.760%)	12/20/2017	CSFB	1.400%		1,000	45	0	45
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.275%)	03/20/2018	JPM	1.400%		800	(51)	0	(51)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.223%)	03/20/2018	RBS	1.400%		300	(18)	0	(18)
BellSouth Corp. 5.200% due 09/15/2014	(0.395%)	09/20/2014	DUB	0.417%		200	0	0	0
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	(0.135%)	03/20/2012	BOA	1.262%		200	7	0	7
Boston Scientific Corp. 6.000% due 06/15/2011	(0.510%)	06/20/2011	MLP	1.699%		200	6	0	6
Boston Scientific Corp. 6.400% due 06/15/2016	(2.060%)	06/20/2016	UBS	1.800%		300	(5)	0	(5)
Burlington Northern Santa Fe Corp. 5.750% due 03/15/2018	(0.510%)	03/20/2018	RBS	0.438%		700	(4)	0	(4)
Capital One Bank USA N.A. 5.125% due 02/15/2014	(0.160%)	06/20/2012	BCLY	3.664%		500	55	0	55
Citigroup, Inc. 6.125% due 05/15/2018	(0.940%)	06/20/2018	BOA	2.656%		2,000	226	0	226
Citigroup, Inc. 6.500% due 08/19/2013	(1.580%)	09/20/2013	BCLY	2.848%		2,700	138	0	138
Cleveland Electric Illuminating Co. 5.700% due 04/01/2017	(0.940%)	06/20/2017	RBS	0.898%		1,000	(3)	0	(3)
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%)	09/20/2011	BEAR	1.096%		100	2	0	2
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%)	09/20/2011	JPM	1.096%		200	4	0	4
Compass Group PLC 6.375% due 05/29/2012	(0.390%)	06/20/2012	MLP	0.542%	EUR	200	1	0	1
Computer Sciences Corp. 5.500% due 03/15/2013	(0.620%)	03/20/2013	MSC	0.595%		$1,000	(1)	0	(1)
Constellation Energy Group, Inc. 7.000% due 04/01/2012	(0.665%)	06/20/2012	JPM	3.264%		500	39	0	39
Consumers Energy Co. 5.000% due 02/15/2012	(0.090%)	03/20/2012	BOA	1.772%		100	5	0	5
CVS Caremark Corp. 5.750% due 08/15/2011	(0.550%)	09/20/2011	RBS	0.447%		200	(1)	0	(1)
Cytec Industries, Inc. 6.000% due 10/01/2015	(0.950%)	12/20/2015	DUB	0.866%		1,000	(5)	0	(5)
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.620%)	09/20/2011	RBS	0.996%		100	1	0	1
Deutsche Bank AG 4.875% due 05/20/2013	(0.760%)	09/20/2013	BCLY	1.548%		400	13	0	13
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	(0.230%)	06/20/2012	BEAR	0.679%		100	2	0	2
Erac USA Finance Co. 5.800% due 10/15/2012	(2.700%)	12/20/2012	JPM	3.886%		700	28	0	28
Exelon Corp. 4.900% due 06/15/2015	(1.260%)	06/20/2015	CITI	2.727%		1,000	77	0	77
GATX Financial Corp. 5.500% due 02/15/2012	(0.605%)	03/20/2012	RBS	1.628%		1,000	32	0	32
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.365%)	03/20/2012	DUB	15.354%		200	64	0	64
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.290%)	03/20/2012	RBS	15.354%		200	64	0	64
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.520%)	06/20/2012	WAC	0.392%		100	0	0	0
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	(0.310%)	06/20/2016	UBS	4.071%		400	78	0	78
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	(1.520%)	06/20/2013	BCLY	4.447%		100	11	0	11
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.370%)	03/20/2012	BEAR	0.442%		200	0	0	0
Health Care REIT, Inc. 5.875% due 05/15/2015	(2.930%)	06/20/2015	BCLY	2.724%		400	(4)	0	(4)
Home Depot, Inc. 5.400% due 03/01/2016	(1.100%)	03/20/2016	BOA	1.620%		1,000	30	0	30
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130%)	03/20/2012	MLP	9.967%		200	48	0	48
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	(0.310%)	03/20/2016	RBC	1.900%		200	19	0	19
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%)	03/20/2018	DUB	1.400%		100	5	0	5
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.740%)	03/20/2018	DUB	1.400%		500	24	0	24
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.730%)	03/20/2018	UBS	1.400%		300	14	0	14
Kaupthing Bank HF 5.750% due 10/04/2011	(0.490%)	12/20/2011	RBS	14.176%		200	57	0	57
Koninklijke DSM NV 4.000% due 11/10/2015	(0.365%)	06/20/2012	GSC	0.672%	EUR	200	3	0	3

See Accompanying Notes	Semiannual Report	September 30, 2008	111

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Landsbanki Islands HF 3-Month USD-LIBOR plus 0.700% due 08/25/2009	(0.330%)	09/20/2009	RBS	15.174%		$200	$25	$0	$25
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.552%)	06/20/2018	JPM	Defaulted		700	591	0	591
Lockheed Martin Corp. 7.650% due 05/01/2016	(0.089%)	06/20/2012	MSC	0.239%		200	1	0	1
Loews Corp. 8.875% due 04/15/2011	(0.120%)	06/20/2012	BOA	0.471%		100	1	0	1
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(0.990%)	09/20/2015	BOA	0.699%		1,000	(18)	0	(18)
Masco Corp. 6.125% due 10/03/2016	(0.907%)	12/20/2016	CSFB	2.560%		200	19	0	19
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320%)	12/20/2016	RBS	8.756%		200	67	0	67
Morgan Stanley 6.600% due 04/01/2012	(1.800%)	09/20/2018	BCLY	8.256%		900	254	0	254
Morgan Stanley 6.600% due 04/01/2012	(1.800%)	06/20/2013	JPM	10.115%		100	23	0	23
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.630%)	03/20/2018	DUB	1.272%		1,000	47	0	47
Nisource Finance Corp. 6.800% due 01/15/2019	(1.470%)	03/20/2019	MSC	2.777%		1,000	91	0	91
Nordstrom, Inc. 6.950% due 03/15/2028	(1.040%)	06/20/2013	GSC	1.474%		1,000	18	0	18
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	(0.690%)	06/20/2018	CITI	0.916%		1,000	17	0	17
Pearson PLC 7.000% due 10/27/2014	(0.900%)	06/20/2013	CITI	0.776%		1,500	(8)	0	(8)
Pearson PLC 7.000% due 10/27/2014	(1.040%)	06/20/2018	CITI	0.916%		1,000	(10)	0	(10)
RadioShack Corp. 7.375% due 05/15/2011	(1.430%)	06/20/2013	RBS	1.742%		800	10	0	10
Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	(0.480%)	06/20/2010	BOA	3.915%		100	5	0	5
Sabre Holdings Corp. 7.350% due 08/01/2011	(0.930%)	09/20/2011	JPM	13.901%		200	54	0	54
Sara Lee Corp. 6.250% due 09/15/2011	(0.630%)	09/20/2011	RBS	0.452%		200	(1)	0	(1)
SCA Finans AB 4.500% due 07/15/2015	(0.250%)	06/20/2012	GSC	1.711%	EUR	200	14	0	14
Sealed Air Corp. 5.625% due 07/15/2013	(0.500%)	09/20/2013	CSFB	1.774%		$200	11	0	11
Sprint Nextel Corp. 6.000% due 12/01/2016	(1.065%)	12/20/2016	BEAR	3.750%		100	15	0	15
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	(0.510%)	12/20/2014	DUB	2.249%		100	9	0	9
United Utilities PLC 6.875% due 08/15/2028	(0.235%)	06/20/2012	DUB	0.822%	EUR	200	6	0	6
Viacom, Inc. 5.750% due 04/30/2011	(0.470%)	06/20/2011	UBS	1.250%		$200	4	6	(2)
Vivendi 6.625% due 04/04/2018	(1.500%)	06/20/2018	JPM	1.495%		100	0	0	0
Whirlpool Corp. 7.750% due 07/15/2016	(0.840%)	06/20/2013	UBS	1.113%		700	8	0	8
Xerox Corp. 9.750% due 01/15/2009	(0.290%)	03/20/2009	MSC	1.300%		200	1	0	1
XL Capital Finance Europe PLC 6.500% due 01/15/2012	(0.310%)	03/20/2012	BCLY	4.029%		200	21	0	21

							$2,289	$6	$2,283

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC 4.566% due 10/27/2015	1.760%	03/20/2013	BNP	2.537%	EUR	300	$(12)	$0	$(12)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	09/20/2013	DUB	1.418%		$600	(11)	0	(11)
Brazilian Government International Bond 12.250% due 03/06/2030	1.345%	08/20/2011	JPM	1.301%		2,000	5	0	5
Brazilian Government International Bond 12.250% due 03/06/2030	1.380%	08/20/2011	MSC	1.301%		2,100	8	0	8
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%		1,200	(3)	0	(3)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	3.950%	12/20/2012	BOA	28.844%		200	(87)	0	(87)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.500%	03/20/2009	CITI	22.138%		1,000	(61)	0	(61)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.400%	03/20/2009	JPM	22.138%		600	(37)	0	(37)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	09/20/2009	CITI	7.410%		200	(12)	0	(12)
GMAC LLC 6.875% due 08/28/2012	8.650%	03/20/2009	CITI	88.715%		500	(140)	0	(140)
GMAC LLC 6.875% due 08/28/2012	7.750%	03/20/2009	GSC	88.715%		200	(56)	0	(56)
HSBC Finance Corp. 7.000% due 05/15/2012	1.550%	06/20/2009	MLP	4.857%		400	(9)	0	(9)
JSC Gazprom 7.800% due 09/27/2010	1.330%	12/20/2008	CSFB	3.467%		300	0	0	0
JSC Gazprom 8.625% due 04/28/2034	1.300%	12/20/2008	HSBC	3.467%		900	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.320%	12/20/2008	MSC	3.467%		200	0	0	0
JSC Gazprom 8.625% due 04/28/2034	1.680%	04/20/2009	MSC	3.537%		300	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.710%	04/20/2009	MSC	3.537%		300	0	0	0
JSC Gazprom 8.625% due 04/28/2034	1.910%	04/20/2009	MSC	3.537%		600	1	0	1
JSC Gazprom 9.625% due 03/01/2013	0.610%	05/20/2012	MLP	4.333%		300	(34)	0	(34)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	0.820%	05/20/2012	GSC	7.122%		400	(73)	0	(73)
Russia Government International Bond 7.500% due 03/31/2030	0.450%	01/20/2009	CSFB	2.265%		1,000	(4)	0	(4)
Russia Government International Bond 7.500% due 03/31/2030	0.630%	12/20/2008	GSC	2.248%		700	(1)	0	(1)
Russia Government International Bond 7.500% due 03/31/2030	0.490%	02/20/2009	MSC	2.284%		1,300	(8)	0	(8)
SLM Corp. 5.125% due 08/27/2012	3.200%	12/20/2008	BNP	19.658%		400	(14)	0	(14)
SLM Corp. 5.125% due 08/27/2012	3.150%	06/20/2009	BOA	19.714%		500	(53)	0	(53)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%		100	(7)	0	(7)
SLM Corp. 5.125% due 08/27/2012	0.700%	06/20/2012	GSC	18.078%		100	(36)	0	(36)

112	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Spain Government Bond 5.500% due 07/30/2017	0.260%	03/20/2013	BCLY	0.397%	$2,500	$(14)	$0	$(14)
Spain Government Bond 5.500% due 07/30/2017	0.465%	03/20/2013	HSBC	0.397%	1,700	5	0	5
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	JPM	0.397%	2,100	(11)	0	(11)
Ukraine Government International Bond 7.650% due 06/11/2013	0.730%	04/20/2009	HSBC	5.404%	500	(11)	0	(11)
VTB Capital S.A. 6.250% due 06/30/2035	1.700%	12/20/2008	DUB	7.592%	200	(2)	0	(2)

						$(679)	$0	$(679)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	BCLY		$300	$22	$(2)	$24
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	BOA		6,200	448	(44)	492
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	GSC		1,200	86	(8)	94
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	JPM		700	50	(5)	55
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	MSC		1,500	109	(10)	119
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	UBS		1,000	72	(7)	79
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	CSFB		200	14	1	13
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	DUB		5,800	417	44	373
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	GSC		19,800	1,423	481	942
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	DUB		1,600	87	60	27
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY		900	5	(7)	12
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB		2,900	17	41	(24)
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC		2,200	4	(74)	78
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	MSC		500	1	(7)	8
iTraxx Europe 9 Index	(1.750%)	06/20/2018	DUB	EUR	3,700	(205)	(348)	143
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BCLY		1,100	84	(7)	91
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BNP		500	38	(4)	42
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	HSBC		100	8	(1)	9
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	JPM		300	23	(2)	25
iTraxx Europe Senior Financials 9 Index	(1.750%)	06/20/2018	DUB		200	(12)	(16)	4

						$2,691	$85	$2,606

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	CSFB	$400	$(165)	$(120)	$(45)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	DUB	500	(154)	(153)	(1)

					$(319)	$(273)	$(46)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	600	$(19)	$(11)	$(8)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		700	(22)	(13)	(9)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		900	(23)	(9)	(14)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		2,100	(52)	(21)	(31)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		200	(5)	(1)	(4)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		1,600	(40)	(42)	2

See Accompanying Notes	Semiannual Report	September 30, 2008	113

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI	CAD	200	$(14)	$(8)	$(6)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	DUB		1,600	52	(18)	70
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	1,000	0	(1)	1
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		1,000	0	(1)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		$6,900	(276)	(207)	(69)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		20,200	(809)	(828)	19
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		16,100	(613)	(332)	(281)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		1,700	(64)	(56)	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		10,900	(415)	(139)	(276)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CSFB		2,000	(76)	(32)	(44)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		1,900	(72)	5	(77)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		14,400	(548)	(343)	(205)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		8,700	(331)	(197)	(134)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		4,300	(163)	21	(184)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		2,100	(77)	(42)	(35)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		300	(11)	2	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		4,800	(214)	131	(345)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		6,900	(308)	122	(430)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		5,000	(223)	12	(235)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	15,400	306	(24)	330
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	UBS		17,000	270	(66)	336
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	DUB		1,400	(19)	(13)	(6)
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	HSBC		1,000	(13)	(8)	(5)
Pay	6-Month AUD Bank Bill	7.000%	06/15/2014	UBS		2,800	71	64	7
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	CITI		3,900	67	(26)	93
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	UBS		200	3	(1)	4
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	7,800	(97)	(77)	(20)
Pay	6-Month EUR-LIBOR	4.750%	12/17/2010	GSC		3,500	23	(10)	33
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		2,000	4	3	1
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	CITI		15,000	31	(47)	78
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		1,500	3	(4)	7
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		9,200	(353)	(225)	(128)
Pay	6-Month EUR-LIBOR	4.450%	03/18/2014	BCLY		1,700	(16)	0	(16)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY		1,600	(10)	(16)	6
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP		9,000	(56)	3	(59)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		4,600	(28)	(29)	1
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		3,900	(24)	(38)	14
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	JPM		5,900	(94)	(101)	7
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		400	(4)	(29)	25
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		400	(4)	(29)	25
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		1,000	60	(9)	69
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		3,100	(332)	(190)	(142)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	MSC		1,700	(182)	(115)	(67)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	RBS		3,100	(332)	(130)	(202)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2012	GSC	GBP	900	0	(6)	6
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		5,800	(79)	20	(99)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		3,500	(47)	34	(81)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC		2,400	(32)	8	(40)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		13,900	(59)	(17)	(42)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		1,300	19	0	19
Pay	6-Month GBP-LIBOR	5.000%	03/18/2016	RBS		4,000	(4)	0	(4)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		200	(13)	(1)	(12)
Receive	6-Month GBP-LIBOR	5.000%	12/16/2019	CITI		200	(2)	(3)	1
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		300	25	8	17
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(27)	(13)	(14)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		800	(23)	(25)	2
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		600	(101)	(68)	(33)
Receive	6-Month JPY-LIBOR	1.300%	12/17/2010	DUB	JPY	200,000	(6)	4	(10)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		340,000	(13)	(5)	(8)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	BNP		570,000	35	10	25
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	DUB		1,060,000	65	21	44
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		950,000	58	(22)	80
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	MSC		380,000	52	(22)	74
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		740,000	(195)	(89)	(106)
Receive	6-Month JPY-LIBOR	2.500%	12/20/2027	DUB		60,000	(36)	(9)	(27)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		150,000	(70)	16	(86)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		150,000	(220)	(67)	(153)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$1,000	(23)	5	(28)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	3,000	(24)	(3)	(21)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		6,300	(49)	(6)	(43)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		3,500	(16)	4	(20)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		500	(20)	0	(20)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		600	(25)	0	(25)
Pay	France CPI ex-Tobacco Index	1.940%	04/10/2012	RBS		500	(22)	0	(22)
Pay	France CPI ex-Tobacco Index	2.080%	06/15/2012	GSC		1,600	(61)	0	(61)

							$(5,962)	$(3,351)	$(2,611)

114	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(i)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	23	$0	$0
Call - CBOT U.S. Treasury 5-Year Note December Futures	126.000	11/21/2008	33	1	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	226	4	4
Call - CBOT U.S. Treasury 30-Year Bond December Futures	140.000	11/21/2008	73	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	95.000	11/21/2008	82	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	285	5	5
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	163	3	3
Put - CBOT U.S. Treasury 30-Year Bond December Futures	91.000	11/21/2008	20	0	0

				$15	$14

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	11,000	$58	$60
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$8,000	43	64
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		6,400	68	47
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		18,700	186	455
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		4,300	46	32
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,000	22	15
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		9,300	93	226
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		21,500	252	331
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		5,400	54	40
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		8,000	91	59
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		52,200	541	405
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009		7,300	77	79
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		4,000	41	97
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		23,000	243	476

								$1,815	$2,386

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD	$1.375	05/21/2010	EUR	2,400	$116	$235
Put - OTC EUR versus USD	1.375	05/21/2010		2,400	116	181

					$232	$ 416

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 10/01/2038	$107.000	10/07/2008	$10,000	$1	$0
Call - OTC Fannie Mae 6.500% due 10/01/2038	107.000	10/07/2008	26,000	3	0
Call - OTC Fannie Mae 6.500% due 12/01/2038	107.500	12/04/2008	1,000	0	0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	117.500	12/12/2008	4,400	1	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	2,000	0	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	2,500	0	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	76.000	11/12/2008	7,000	1	0
Put - OTC Ginnie Mae 6.000% due 12/01/2038	81.000	12/11/2008	9,900	1	0
Put - OTC Ginnie Mae 6.500% due 10/01/2038	91.000	10/15/2008	29,000	4	1

				$11	$1

(j)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	800	$18	$2
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		1,400	36	3
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		3,000	40	73
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		3,000	40	11
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		3,500	52	47
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$3,000	44	60
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		1,200	30	25
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		1,200	39	33
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	166	371
Call - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		1,900	29	79

See Accompanying Notes	Semiannual Report	September 30, 2008	115

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.650%	01/23/2009	$1,900	$30	$14
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	46	39
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	700	23	19
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	3,100	84	186
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	7,200	242	316
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,800	59	50
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	22,700	545	534
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,700	91	75
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	2,400	73	77
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,300	36	78
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	7,700	224	407

							$1,947	$2,499

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Premium	Value
Put - OTC EUR versus USD	$1.390	10/07/2008	EUR	2,144	$19	$22
Put - OTC GBP versus USD	1.710	10/10/2008	GBP	1,774	17	6

					$36	$28

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$96.922	10/24/2008	$6,000	$51	$13
Put - OTC Fannie Mae 5.500% due 11/01/2038	98.344	10/24/2008	2,000	13	0
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.406	10/24/2008	3,000	17	6

				$81	$19

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	426	$83,100	AUD	3,900	EUR	6,300	GBP	0	$1,967
Sales	709	43,500		0		10,344		1,774	1,135
Closing Buys	(300)	(34,600)		(3,900)		0		0	(433)
Expirations	(835)	(14,600)		0		(2,800)		0	(605)
Exercised	0	0		0		0		0	0

Balance at 09/30/2008	0	$77,400	AUD	0	EUR	13,844	GBP	1,774	$2,064

(k)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos., LLC	3.416%	10/02/2009	06/06/2008	$484	$463	0.17%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	451	387	0.14%

				$935	$850	0.31%

(l)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$9,500	$9,487	$9,463
Fannie Mae	5.500%	11/01/2038	3,000	2,938	2,983
Fannie Mae	6.000%	10/01/2038	4,500	4,519	4,554
Fannie Mae	6.500%	10/01/2038	25,000	25,696	25,621
U.S. Treasury Bonds	4.500%	02/15/2036	6,500	6,741	6,572
U.S. Treasury Bonds	5.000%	05/15/2037	800	903	904
U.S. Treasury Notes	2.500%	03/31/2013	700	687	689
U.S. Treasury Notes	3.000%	02/15/2009	300	301	303
U.S. Treasury Notes	3.125%	04/30/2013	4,800	4,814	4,879
U.S. Treasury Notes	3.500%	02/15/2018	600	585	591
U.S. Treasury Notes	4.250%	08/15/2013	8,800	9,321	9,342
U.S. Treasury Notes	5.125%	05/15/2016	6,100	6,752	6,835

				$72,744	$72,736

(6)	Market value includes $213 of interest payable on short sales.

116	PIMCO Funds	International Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(m)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	3,243	04/2009	$0	$(17)	$(17)
Buy	AUD	BCLY	170	10/2008	0	(10)	(10)
Sell		BCLY	80	10/2008	0	0	0
Buy		DUB	416	10/2008	0	(3)	(3)
Buy		UBS	380	10/2008	0	(2)	(2)
Sell		UBS	3,562	10/2008	245	0	245
Buy	BRL	BCLY	854	10/2008	0	(9)	(9)
Sell		HSBC	854	10/2008	24	0	24
Sell		CITI	203	12/2008	6	0	6
Buy		HSBC	5,624	12/2008	0	(329)	(329)
Sell		HSBC	1,151	12/2008	20	0	20
Buy		JPM	343	12/2008	0	(2)	(2)
Sell		JPM	1,029	12/2008	21	0	21
Sell		MSC	2,054	12/2008	57	0	57
Buy		RBC	27	12/2008	0	(1)	(1)
Buy		UBS	1,401	12/2008	0	(31)	(31)
Sell		UBS	2,959	12/2008	81	0	81
Sell		RBC	27	06/2009	1	0	1
Sell	CAD	RBC	3,275	10/2008	35	0	35
Buy	CLP	MSC	8,300	12/2008	0	(2)	(2)
Buy		JPM	18,098	05/2009	0	(6)	(6)
Buy	CNY	BCLY	4,820	11/2008	0	(8)	(8)
Buy		BCLY	7,358	05/2009	0	(65)	(65)
Buy		CITI	11,550	05/2009	0	(102)	(102)
Buy		HSBC	2,647	05/2009	0	(18)	(18)
Sell		HSBC	529	05/2009	2	0	2
Buy		JPM	5,097	05/2009	0	(41)	(41)
Buy		MSC	2,317	05/2009	0	(19)	(19)
Buy		BCLY	385	07/2009	0	(5)	(5)
Buy		DUB	5,831	07/2009	0	(64)	(64)
Buy		HSBC	1,806	07/2009	0	(19)	(19)
Buy		JPM	1,624	07/2009	0	(18)	(18)
Buy		BCLY	2,234	05/2010	0	(39)	(39)
Buy		MLP	2,519	05/2010	0	(43)	(43)
Buy	DKK	RBS	27,613	10/2008	0	(124)	(124)
Sell		MSC	40,063	12/2008	151	0	151
Sell	EUR	CITI	23,975	10/2008	0	(78)	(78)
Buy		DUB	471	10/2008	6	0	6
Buy		HSBC	854	10/2008	0	(58)	(58)
Buy		UBS	370	10/2008	4	0	4
Sell		UBS	25,930	10/2008	1,447	0	1,447
Buy	GBP	BCLY	390	10/2008	0	(31)	(31)
Buy		HSBC	304	10/2008	0	(22)	(22)
Buy		MSC	91	10/2008	0	(6)	(6)
Sell		UBS	878	10/2008	70	0	70
Sell		UBS	1,910	11/2008	66	0	66
Buy	HKD	DUB	64	10/2008	0	0	0
Buy	HUF	BNP	273	11/2008	0	0	0
Sell	INR	BCLY	13,498	11/2008	17	0	17
Buy		DUB	8,103	11/2008	0	(27)	(27)
Sell		DUB	14,176	11/2008	18	0	18
Buy		HSBC	20,559	11/2008	0	(69)	(69)
Buy		JPM	23,264	11/2008	0	(83)	(83)
Sell		JPM	16,750	11/2008	21	0	21
Sell	JPY	BCLY	353,553	10/2008	14	0	14
Sell		DUB	1,761,462	10/2008	0	(314)	(314)
Buy		MLP	62,568	10/2008	0	(6)	(6)
Buy		RBS	134,177	10/2008	0	(17)	(17)
Sell		UBS	75,959	10/2008	6	0	6
Sell		BCLY	97,407	11/2008	2	0	2
Sell	KRW	MLP	64,524	11/2008	3	0	3
Sell		BCLY	294,602	02/2009	34	0	34
Buy		MLP	350,618	02/2009	0	(51)	(51)
Buy	MXN	BCLY	18	11/2008	0	0	0
Sell		CITI	185	11/2008	1	0	1
Buy		HSBC	18	11/2008	0	0	0
Buy		JPM	18	11/2008	0	0	0
Buy		RBC	131	11/2008	0	(1)	(1)
Buy		CITI	185	05/2009	0	(1)	(1)
Buy	MYR	BCLY	3,786	11/2008	0	(99)	(99)
Sell		BCLY	3,686	11/2008	10	(4)	6
Buy		CITI	4,808	11/2008	0	(139)	(139)
Buy		DUB	5,231	11/2008	0	(152)	(152)

See Accompanying Notes	Semiannual Report	September 30, 2008	117

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MYR	HSBC	1,623	11/2008	$2	$0	$2
Sell		JPM	769	11/2008	6	0	6
Sell		MLP	1,367	11/2008	0	(2)	(2)
Buy	PHP	HSBC	8,000	11/2008	0	(11)	(11)
Buy		JPM	8,600	11/2008	0	(10)	(10)
Buy		BCLY	2,000	02/2009	0	(2)	(2)
Buy		DUB	1,000	02/2009	0	(1)	(1)
Buy		HSBC	2,440	02/2009	0	(3)	(3)
Buy		JPM	3,372	02/2009	0	(3)	(3)
Buy		MLP	800	02/2009	0	(1)	(1)
Buy		MSC	2,600	02/2009	0	(3)	(3)
Buy		RBS	700	02/2009	0	(1)	(1)
Buy		LEH	500	12/2010	0	(1)	(1)
Sell		LEH	500	12/2010	0	0	0
Buy	PLN	HSBC	22	05/2009	0	(1)	(1)
Sell	RUB	BCLY	22,832	11/2008	35	0	35
Buy		DUB	27,528	11/2008	0	(37)	(37)
Sell		DUB	11,450	11/2008	20	0	20
Buy		HSBC	22,093	11/2008	0	(38)	(38)
Sell		HSBC	15,984	11/2008	22	0	22
Sell		JPM	1,206	11/2008	2	0	2
Buy		HSBC	2,431	05/2009	0	(7)	(7)
Buy	SAR	JPM	2,722	04/2009	0	(11)	(11)
Sell	SEK	RBS	24,981	10/2008	162	0	162
Buy	SGD	BCLY	44	10/2008	0	(1)	(1)
Buy		DUB	20	10/2008	0	(1)	(1)
Buy		JPM	130	10/2008	0	(4)	(4)
Buy		UBS	40	10/2008	0	(1)	(1)
Buy		BCLY	73	11/2008	0	(2)	(2)
Sell		BCLY	1,098	11/2008	2	0	2
Buy		BOA	27	11/2008	0	(1)	(1)
Buy		CITI	363	11/2008	0	(5)	(5)
Sell		DUB	732	11/2008	8	0	8
Buy		HSBC	155	11/2008	0	(6)	(6)
Buy		JPM	979	11/2008	0	(18)	(18)
Buy		UBS	261	11/2008	0	(2)	(2)
Buy	TWD	BCLY	5,356	02/2009	0	(8)	(8)
Buy		DUB	2,300	02/2009	0	(4)	(4)
Sell		HSBC	13,073	02/2009	13	0	13
Buy		MLP	3,800	02/2009	0	(5)	(5)
Buy		MSC	2,400	02/2009	0	(4)	(4)
Buy		UBS	1,200	02/2009	0	(2)	(2)
Buy	ZAR	UBS	216	12/2008	0	0	0
Sell		UBS	220	12/2008	1	0	1

					$2,635	$(2,331)	$304

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$558,311	$2,688	$560,999
Short Sales, at value	0	(72,523)	0	(72,523)
Other Financial Instruments ++	(695)	(476)	(628)	(1,799)

Total	$(695)	$485,312	$2,060	$486,677

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$951	$4,745	$5	$3	$(2,095)	$(921)	$2,688
Other Financial Instruments ++	2	0	0	0	(288)	(342)	(628)

Total	$953	$4,745	$5	$3	$(2,383)	$(1,263)	$2,060

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

118	PIMCO Funds	International Bond Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Class P shares (the “Institutional Classes”) of seven funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

■	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

■	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(p), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Semiannual Report	September 30, 2008	119

Notes to Financial Statements  (Cont.)

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value

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is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(o) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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Notes to Financial Statements  (Cont.)

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the

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extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(q) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2008, there were no open unfunded loan commitments.

(r) Mortgage-Related and Other Asset-Backed Securities Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an

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Notes to Financial Statements  (Cont.)

investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(s) U.S. Government Agencies or Government-Sponsored Enterprises   Certain Funds may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(t) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3. MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statements of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statements of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

124	PIMCO Funds	International Bond Funds

(Unaudited) September 30, 2008

4. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, the “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes	Class D		Class P	Class R
Developing Local Markets Fund	0.45%	0.40%	0.40%	0.55%	0.55%		0.50%	N/A
Emerging Local Bond Fund	0.45%	0.50%	0.50%	0.65%	0.65%		0.60%	N/A
Emerging Markets Bond Fund	0.45%	0.40%	0.40%	0.55%	0.55%		0.50%	N/A
Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.25%	0.45%	0.45%	(1)	0.35%	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%	0.45%	(1)	0.35%	0.45%
Global Bond Fund (Unhedged)	0.25%	0.30%	0.30%	N/A	0.45%		N/A	N/A
Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.30%	0.45%	N/A		0.40%	N/A

(1)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2008, AGID received $369,827 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Emerging Local Bond Fund’s supervisory and administrative fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P
Emerging Local Bond Fund	0.95%	1.20%	1.31%	2.04%	1.32%	—

Semiannual Report	September 30, 2008	125

Notes to Financial Statements  (Cont.)

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Emerging Local Bond Fund	$21

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Developing Local Markets Fund	$387,536	$0
Emerging Local Bond Fund	50,959	0
Emerging Markets Bond Fund	52,515	0
Foreign Bond Fund (Unhedged)	102,472	0
Foreign Bond Fund (U.S. Dollar-Hedged)	106,161	0

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$1,213,305	$1,041,126	$1,692,670	$1,121,087
Emerging Local Bond Fund	156,709	97,275	1,127,300	275,260
Emerging Markets Bond Fund	2,527,853	2,492,877	720,317	337,075
Foreign Bond Fund (Unhedged)	11,084,594	11,290,024	6,550,350	5,443,867
Foreign Bond Fund (U.S. Dollar-Hedged)	12,769,229	12,437,794	6,685,174	5,485,622
Global Bond Fund (Unhedged)	3,950,567	4,003,856	2,284,520	1,954,791
Global Bond Fund (U.S. Dollar-Hedged)	705,645	590,663	606,679	483,805

126	PIMCO Funds	International Bond Funds

(Unaudited) September 30, 2008

8. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Emerging Local Bond Fund				Emerging Markets Bond Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	116,050	$1,263,281	210,278	$2,305,372	62,145	$600,311	198,047	$2,019,819	27,153	$284,504	139,510	$1,517,595
Administrative Class	219	2,383	2,313	25,862	188	1,853	1,786	18,759	9,712	96,784	960	10,459
Class P	1	10	0	0	58	549	0	0	1	10	0	0
Other Classes	66,212	723,451	57,143	625,939	1,854	18,194	3,418	34,699	10,547	110,328	15,945	173,708
Issued as reinvestment of distributions
Institutional Class	8,137	87,571	41,950	452,451	5,514	53,439	18,905	191,723	6,532	67,476	12,638	136,545
Administrative Class	42	457	155	1,652	52	505	130	1,301	90	904	192	2,086
Class P	0	0	0	0	0	2	0	0	0	0	0	0
Other Classes	1,705	18,348	7,960	85,603	87	847	115	1,144	1,493	15,410	4,062	43,934
Cost of shares redeemed
Institutional Class	(95,386)	(1,003,654)	(122,679)	(1,383,343)	(14,908)	(148,678)	(111,732)	(1,184,459)	(38,652)	(401,575)	(64,528)	(706,759)
Administrative Class	(375)	(4,061)	(160)	(1,719)	(351)	(3,284)	(124)	(1,239)	(684)	(6,967)	(2,145)	(23,505)
Class P	0	0	0	0	(3)	(32)	0	0	0	0	0	0
Other Classes	(59,808)	(622,886)	(20,555)	(224,573)	(1,294)	(12,399)	(344)	(3,383)	(12,698)	(130,325)	(23,863)	(259,462)
Net increase resulting from Fund share transactions	36,797	$464,900	176,405	$1,887,244	53,342	$511,307	110,201	$1,078,364	3,494	$36,549	82,771	$894,601

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	41,123	$450,246	136,768	$1,441,471	98,900	$997,991	89,532	$915,027
Administrative Class	31,935	345,706	27,129	283,871	379	3,837	1,344	13,628
Class P	1	10	0	0	1	10	0	0
Other Classes	14,293	155,794	21,819	235,051	14,012	141,829	14,425	147,575
Issued as reinvestment of distributions
Institutional Class	3,037	32,067	8,268	87,043	3,566	35,795	5,568	56,667
Administrative Class	1,750	18,426	4,764	50,087	69	694	134	1,364
Class P	0	0	0	0	0	0	0	0
Other Classes	765	8,076	2,388	25,070	663	6,660	1,250	12,718
Cost of shares redeemed
Institutional Class	(50,269)	(540,381)	(107,327)	(1,137,600)	(35,320)	(354,995)	(69,123)	(700,600)
Administrative Class	(21,773)	(225,524)	(19,979)	(217,478)	(662)	(6,543)	(2,527)	(25,588)
Class P	0	0	0	0	0	0	0	0
Other Classes	(20,429)	(217,855)	(24,157)	(252,138)	(10,979)	(110,449)	(25,258)	(256,065)
Net increase resulting from Fund share transactions	433	$26,565	49,673	$515,377	70,629	$714,829	15,345	$164,726

Semiannual Report	September 30, 2008	127

Notes to Financial Statements  (Cont.)

	Global Bond Fund (Unhedged)				Global Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	6,984	$73,564	40,786	$421,465	4,442	$42,854	8,447	$82,668
Administrative Class	4,902	51,832	10,552	111,251	0	0	0	0
Class P	0	0	0	0	1	10	0	0
Other Classes	2	25	0	0	1,363	13,262	2,460	23,758
Issued as reinvestment of distributions
Institutional Class	1,651	16,793	4,776	48,548	398	3,803	563	5,445
Administrative Class	387	3,926	554	5,661	0	0	0	1
Class P	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	51	489	84	814
Cost of shares redeemed
Institutional Class	(24,305)	(252,866)	(43,169)	(436,588)	(1,903)	(18,295)	(3,579)	(34,006)
Administrative Class	(3,242)	(33,445)	(2,972)	(29,725)	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	(1,351)	(13,001)	(2,593)	(24,867)
Net increase (decrease) resulting from Fund share transactions	(13,621)	$(140,171)	10,527	$120,612	3,001	$29,122	5,382	$53,813

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

128	PIMCO Funds	International Bond Funds

(Unaudited) September 30, 2008

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
Developing Local Markets Fund	$3,597	$(360,794)	$(357,197)
Emerging Local Bond Fund	30,582	(131,077)	(100,495)
Emerging Markets Bond Fund	39,931	(307,636)	(267,705)
Foreign Bond Fund (Unhedged)	50,435	(332,581)	(282,146)
Foreign Bond Fund (U.S. Dollar-Hedged)	47,985	(305,855)	(257,870)
Global Bond Fund (Unhedged)	19,836	(115,049)	(95,213)
Global Bond Fund (U.S. Dollar-Hedged)	5,098	(26,938)	(21,840)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, passive foreign investment companies and unamortized premium on convertible bonds for federal income tax purposes.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended September 30, 2008, the Emerging Local Bond Fund incurred $2,234 in CPMF and FTT costs.

Semiannual Report	September 30, 2008	129

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BOA	Bank of America	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BEAR	Bear Stearns & Co., Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.
BSN	Bank of Nova Scotia	LEH	Lehman Brothers, Inc.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGCI	Dow Jones-AIG Commodity Index	LCDX	Liquid Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIGTR	Dow Jones-AIG Commodity Index Total Return	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
CDX.NA	Credit Derivatives Index - North America	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread
CDX.XO	Credit Derivatives Index - Crossover	eRAFI	enhanced Research Affiliates Fundamental Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
FFR	Federal Funds Rate	PRIBOR	Prague Interbank Offered Rate

130	PIMCO Funds	International Bond Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2008	131

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Funds’ Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

132	PIMCO Funds	International Bond Funds

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The

Semiannual Report	September 30, 2008	133

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

134	PIMCO Funds	International Bond Funds

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2008	135

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-27586-02

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2008

Bond Funds

Share Classes

SHORT-DURATION

PIMCO Money Market Fund

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

GOVERNMENT/MORTGAGE

PIMCO Long-Term

U.S. Government Fund

PIMCO GNMA Fund

PIMCO Mortgage-Backed

Securities Fund

INCOME

PIMCO Income Fund

CREDIT STRATEGY

PIMCO Diversified Income Fund

PIMCO High Yield Fund

PIMCO Investment Grade

Corporate Bond Fund

INTERNATIONAL

PIMCO Global Bond Fund

(U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund

(U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund

(Unhedged)

PIMCO Emerging Markets

Bond Fund

PIMCO Emerging Local Bond Fund

PIMCO Developing Local

Markets Fund

ABSOLUTE RETURN

PIMCO Unconstrained Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		26
Financial Highlights		202
Statements of Assets and Liabilities		222
Statements of Operations		225
Statements of Changes in Net Assets		228
Statements of Cash Flows		232
Notes to Financial Statements		233
Glossary		250
Privacy Policy		251
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement		252

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	8	29
Diversified Income Fund	9	41
Emerging Local Bond Fund	10	55
Emerging Markets Bond Fund	11	64
Floating Income Fund	12	74
Foreign Bond Fund (Unhedged)	13	84
Foreign Bond Fund (U.S. Dollar-Hedged)	14	101
Global Bond Fund (U.S. Dollar-Hedged)	15	118
GNMA Fund	16	132
High Yield Fund	17	135
Income Fund	18	147
Investment Grade Corporate Bond Fund	19	155
Long-Term U.S. Government Fund	20	167
Low Duration Fund	21	172
Money Market Fund	22	183
Mortgage-Backed Securities Fund	23	184
Short-Term Fund	24	189
Unconstrained Bond Fund	25	198

Semiannual Report	September 30, 2008	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets, is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

•

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

•

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

•

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

4	PIMCO Funds

•	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

•

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

•

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

•

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class A, B and C shares were first offered in (month/year): Short-Term Fund (1/97), Money Market Fund (1/97), Low Duration Fund (1/97), Long-Term U.S. Government Fund (1/97), High Yield Fund (1/97), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), Mortgage-Backed Securities Fund (7/00), GNMA Fund (A shares 11/00 and B&C shares 5/01), Foreign Bond Fund (Unhedged) (A&C shares 7/04), Investment Grade Corporate Bond Fund (A&C shares 7/04), Emerging Local Bond Fund (A&C shares 7/07), and Unconstrained Bond Fund (A Shares 6/08 and C Shares 7/08). The oldest share class for Income Fund is Class A, and Class C shares were first offered in 3/07. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year declining to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. (These charges do not apply to the Money Market Fund.)

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

6	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from April 1, 2008 to September 30, 2008, with the exception of the Unconstrained Bond Fund which is from June 30, 2008 (the date the Fund commenced operations) to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Until November 3, 2008, accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	7

PIMCO Developing Local Markets Fund	Class A:	PLMAX
	Class C:	PLMCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or fixed-income instruments denominated in currencies of developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

•	An underweight to Romania benefited returns as the Romanian sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

•	An overweight to China benefited returns as the Chinese sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

•	A slight overweight to Indonesia added to performance as the Indonesia sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

•	An overweight to Brazil detracted from returns as the Brazil sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

•	An overweight to Russia detracted from performance as the Russia sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

•	An underweight to Hungary detracted from performance as the Hungarian sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

•	An underweight to Israel detracted from performance as the Israel sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Class A	-6.57%	-0.66%	7.27%
PIMCO Developing Local Markets Fund Class A (adjusted)	-10.08%	-4.38%	6.05%
PIMCO Developing Local Markets Fund Class C (adjusted)	-7.84%	-2.27%	6.47%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	-1.43%	7.75%	10.72%
Lipper Emerging Markets Debt Funds Average	-6.90%	-4.98%	4.69%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2.00% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.25% and 2.00% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	50.1%
Foreign Currency-Denominated Issues	13.6%
Short-Term Instruments	12.6%
Sovereign Issues	7.6%
Asset-Backed Securities	6.0%
U.S. Government Agencies	5.1%
Mortgage-Backed Securities	5.0%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$934.27	$930.73	$1,018.80	$1,015.04
Expenses Paid During Period†	$6.06	$9.68	$6.33	$10.10

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Class A and 2.00% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Diversified Income Fund	Class A:	PDVAX
	Class B:	PDVBX
	Class C:	PDICX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An underweight position in the high-yield sector benefited performance as the sector underperformed its primary benchmark.

•	An off-benchmark position in mortgage-backed securities benefited returns as the mortgage sector outperformed the Fund’s primary benchmark.

•	An allocation to emerging markets currencies benefited returns as these currencies fared better for the six-month period than the overall credit market.

•	An overweight position in emerging markets detracted from performance as the sector underperformed the Fund’s primary benchmark for the period.

•	Within the emerging markets sector, an overweight position in Russia detracted from performance as Russia underperformed the overall emerging markets sector during the period.

•	An emphasis on high-quality financial institutions detracted from performance as they underperformed the investment-grade sector during the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Class A	-7.67%	-6.37%	4.20%	5.05%
PIMCO Diversified Income Fund Class A (adjusted)	-11.13%	-9.88%	3.41%	4.27%
PIMCO Diversified Income Fund Class B	-8.02%	-7.08%	3.43%	4.27%
PIMCO Diversified Income Fund Class B (adjusted)	-11.16%	-10.16%	3.35%	4.27%
PIMCO Diversified Income Fund Class C (adjusted)	-8.92%	-7.96%	3.42%	4.27%
Lehman Brothers Global Credit Hedged USD Index	-5.08%	-4.40%	2.82%	3.31%
1/3 each-Lehman Brothers Global Aggregate Credit Component Index, Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	-5.87%	-5.43%	4.62%	5.29%
Lipper Multi-Sector Income Funds Average	-5.81%	-6.00%	3.95%	4.59%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.23% for Class A shares and 1.98% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	40.8%
U.S. Government Agencies	17.1%
Foreign Currency-Denominated Issues	13.3%
Short-Term Instruments	9.7%
Mortgage-Backed Securities	6.1%
Sovereign Issues	6.0%
Other	7.0%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$923.31	$919.82	$919.82	$1,019.25	$1,015.49	$1,015.49
Expenses Paid During Period†	$5.59	$9.19	$9.19	$5.87	$9.65	$9.65

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.16% for Class A, 1.91% for Class B and 1.91% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	9

PIMCO Emerging Local Bond Fund	Class A:	PELAX
	Class C:	PELCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, to maximize current income by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund generally considers an “emerging securities market” to be one located in any country defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.

•

A slight overweight position in South Africa benefited performance. The country sub index outperformed the overall emerging markets local bond market, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged).

•	An overweight to Brazil detracted from returns. The country sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the period.

•

An underweight to Hungary detracted from relative performance. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the period.

•	An overweight to Poland detracted from performance. The country sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the period.

•	An underweight to Turkey detracted from relative performance. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	Fund Inception (12/29/06)**
PIMCO Emerging Local Bond Fund Class A	-6.69%	-3.41%	3.80%
PIMCO Emerging Local Bond Fund Class A (adjusted)	-10.15%	-7.01%	1.56%
PIMCO Emerging Local Bond Fund Class C (adjusted)	-7.95%	-4.99%	3.02%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	-2.36%	3.00%	9.87%
Lipper Emerging Markets Debt Funds Average	-6.90%	-4.98%	-0.93%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.35% and 2.10% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Return Through September 30, 2008

Allocation Breakdown‡

United States	23.1%
Brazil	12.9%
Poland	9.7%
Thailand	9.6%
Czech Republic	8.8%
Hungary	8.6%
Turkey	7.0%
Short-Term Instruments	4.5%
Other	15.8%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$933.11	$929.61	$1,018.30	$1,014.54
Expenses Paid During Period†	$6.54	$10.16	$6.83	$10.61

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.35% for Class A and 2.10% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Emerging Markets Bond Fund	Class A:	PAEMX
	Class B:	PBEMX
	Class C:	PEBCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers that economically are tied to countries with emerging securities markets. The Fund generally considers an “emerging securities market” to be one located in any country defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.

•	An underweight to emerging markets (“EM”) spread duration added to performance as EM spreads over comparable maturity U.S. Treasuries widened during the period.

•	An underweight to Ecuador added to performance as the Ecuador sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the period.

•	An underweight to Venezuela benefited relative performance as the Venezuela sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the period.

•	An underweight to Pakistan benefited relative performance as the Pakistan sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the period.

•	An overweight to Russia detracted from relative performance as the Russia sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the period.

•	An underweight to Lebanon detracted from performance as the Lebanon sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the period.

•	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class A	-8.72%	-6.21%	6.96%	15.00%	10.59%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	-12.14%	-9.73%	6.14%	14.57%	10.21%
PIMCO Emerging Markets Bond Fund Class B	-9.06%	-6.90%	6.16%	14.40%	10.06%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	-12.16%	-9.91%	6.10%	14.40%	10.06%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	-9.94%	-7.77%	6.16%	14.17%	9.78%
JPMorgan Emerging Markets Bond Index Global	-5.82%	-2.72%	7.47%	12.07%	8.24%
Lipper Emerging Markets Debt Funds Average	-6.90%	-4.98%	7.19%	12.77%	7.92%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month- end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.25% for Class A shares and 2.00% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	30.9%
Russia	15.4%
Brazil	13.7%
Mexico	5.9%
Short-Term Instruments	5.5%
Colombia	4.4%
Other	24.2%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$912.83	$909.41	$909.40	$1,018.75	$1,014.99	$1,014.99
Expenses Paid During Period†	$6.04	$9.62	$9.62	$6.38	$10.15	$10.15

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.26% for Class A, 2.01% for Class B and 2.01% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	11

PIMCO Floating Income Fund	Class A:	PFIAX
	Class C:	PFNCX

Portfolio Insights

•

The Fund seeks maximum current yield, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	An allocation to mortgage-backed securities benefited returns as the mortgage sector outperformed the 3 Month LIBOR Index over the period.

•	The Fund’s allocations to global credit sectors detracted from performance as credit sectors underperformed the 3 Month LIBOR Index over the period.

•	De-emphasizing the high-yield sector mitigated losses somewhat as the high-yield sector underperformed the overall credit markets.

•	An allocation to Russia detracted from performance as Russia underperformed the 3 Month LIBOR Index over the period.

•	Exposure to the banking and brokerage sector detracted from performance as the brokerage sector underperformed the 3 Month LIBOR Index over the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	Fund Inception (07/30/04)**
PIMCO Floating Income Fund Class A	-5.01%	-12.63%	1.18%
PIMCO Floating Income Fund Class A (adjusted)	-7.16%	-14.63%	0.63%
PIMCO Floating Income Fund Class C (adjusted)	-6.07%	-13.71%	0.89%
3 Month LIBOR Index	1.38%	3.95%	4.17%
Lipper Loan Participation Funds Average	-2.10%	-7.96%	1.41%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.96% and 1.26% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	38.2%
Short-Term Instruments	14.3%
U.S. Government Agencies	14.2%
Foreign Currency-Denominated Issues	14.1%
Mortgage-Backed Securities	6.3%
Other	12.9%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$949.94	$948.52	$1,019.75	$1,018.25
Expenses Paid During Period†	$5.18	$6.64	$5.37	$6.88

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.06% for Class A and 1.36% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Foreign Bond Fund (Unhedged)	Class A:	PFUAX
	Class C:	PFRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to non-U.S. countries, representing at least three foreign countries, which may be represented by futures contracts or swap agreements.

•	A curve-steepening bias, especially from May through June in the U.S., U.K. and Eurozone, contributed to returns as the yield curves in those regions steepened during the period.

•	An underweight to the British pound and the euro benefited performance as these currencies depreciated relative to the U.S. dollar.

•	Holdings of corporate bonds detracted from performance as spreads on these bonds widened during the period.

•	Exposure to short dated interest rate swaps, especially in Europe, detracted from performance as swap spreads widened versus European government bonds.

•	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

•

While holdings of agency mortgage-backed securities benefited performance, since these securities outperformed U.S. Treasuries, positions in non-agency mortgage-backed securities and asset-backed securities more than offset these gains as their prices were marked down during the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class A	-15.05%	-2.19%	3.01%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	-18.23%	-5.86%	2.12%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	-16.20%	-3.84%	2.22%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	-8.46%	5.10%	5.39%
Lipper International Income Funds Average	-8.75%	0.29%	3.94%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.23% and 1.97% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	51.2%
Japan	19.2%
Germany	7.1%
Short-Term Instruments	3.5%
Canada	3.4%
Other	15.6%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$849.50	$846.30	$1,018.70	$1,014.94
Expenses Paid During Period†	$5.89	$9.35	$6.43	$10.20

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.27% for Class A and 2.02% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	13

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Class A:	PFOAX
	Class B:	PFOBX
	Class C:	PFOCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to non-U.S. countries, representing at least three foreign countries, which may be represented by futures contracts or swap agreements.

•	A curve-steepening bias, especially from May through June in the U.S., U.K. and Eurozone, contributed to returns as the yield curves in those regions steepened during the period.

•	An underweight to the British pound and the euro benefited performance as these currencies depreciated relative to the U.S. dollar.

•	Holdings of corporate bonds detracted from performance as spreads on these bonds widened during the period.

•	Exposure to short dated interest rate swaps, especially in Europe, detracted from performance as swap spreads widened versus European government bonds.

•	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

•

While holdings of agency mortgage backed securities benefited performance, since these securities outperformed U.S. Treasuries, positions in non-agency mortgage-backed securities and asset-backed securities more than offset these gains as their prices were marked down during the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)**
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	-5.50%	-1.05%	2.84%	4.40%	6.77%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-9.05%	-4.76%	2.05%	4.00%	6.52%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B	-5.86%	-1.79%	2.07%	3.86%	6.43%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-9.11%	-5.13%	1.99%	3.86%	6.43%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	-6.79%	-2.74%	2.07%	3.62%	5.98%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	0.19%	4.48%	4.27%	4.91%	6.96%
Lipper International Income Funds Average	-8.75%	0.29%	4.10%	4.92%	5.92%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.32% for Class A shares, 2.05% for Class B and 2.06% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	52.6%
Japan	17.0%
Short-Term Instruments	8.2%
Germany	7.0%
United Kingdom	2.8%
Other	12.4%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$944.99	$941.40	$941.41	$1,018.85	$1,015.09	$1,015.09
Expenses Paid During Period†	$6.05	$9.68	$9.68	$6.28	$10.05	$10.05

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.24% for Class A, 1.99% for Class B and 1.99% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Class A:	PAIIX
	Class B:	PBIIX
	Class C:	PCIIX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	A curve-steepening bias, especially from May through June in the U.S., U.K. and Eurozone, contributed to returns as the yield curves in those regions steepened during the period.

•	An underweight to the British pound and the euro benefited performance as these currencies depreciated relative to the U.S. dollar.

•	Holdings of corporate bonds detracted from performance as spreads on these bonds widened during the period.

•	Exposure to short dated interest rate swaps, especially in Europe, detracted from performance as swap spreads widened versus European government bonds.

•	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

•

While holdings of agency mortgage-backed securities benefited performance, since these securities outperformed U.S. Treasuries, positions in non-agency mortgage-backed securities and asset-backed securities more than offset these gains as their prices were marked down during the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)**
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	-5.98%	-0.72%	2.80%	4.52%	6.09%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-9.51%	-4.45%	2.02%	4.12%	5.78%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B	-6.34%	-1.47%	2.03%	3.97%	5.65%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-9.57%	-4.82%	1.95%	3.97%	5.65%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	-7.26%	-2.42%	2.03%	3.74%	5.29%
JPMorgan GBI Global Index Hedged in USD	0.18%	5.48%	4.34%	5.06%	6.51%
Lipper Global Income Funds Average	-7.36%	-2.35%	3.82%	4.92%	5.63%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 10/02/95. Index comparisons began on 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.38% for Class A shares, 2.15% for Class B and 2.16% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	58.1%
Japan	12.8%
Short-Term Instruments	7.0%
Germany	5.5%
France	4.2%
Other	12.4%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$940.19	$936.61	$936.64	$1,018.05	$1,014.29	$1,014.29
Expenses Paid During Period†	$6.81	$10.44	$10.44	$7.08	$10.86	$10.86

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.40% for Class A, 2.15% for Class B, and 2.15% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	15

PIMCO GNMA Fund	Class A:	PAGNX
	Class B:	PBGNX
	Class C:	PCGNX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Exposure to 15-year and 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) added to performance as they outperformed the GNMA index.

•	A curve-steepening bias detracted from returns as the two-year U.S. Treasury yield rose significantly more than the 30-year U.S. Treasury yield early in the period.

•	An increasing overweight to mortgage spread duration detracted from returns as mortgage spreads increased over the latter half of the period.

•	Exposure to commercial mortgage-backed securities detracted from returns as they lagged fixed-rate mortgage-backed securities.

•	Exposure to short-maturity asset-backed securities detracted from performance as they underperformed GNMA mortgage-backed securities over the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Class A	0.79%	6.84%	4.53%	5.78%	6.09%
PIMCO GNMA Fund Class A (adjusted)	-2.96%	2.84%	3.73%	5.38%	5.73%
PIMCO GNMA Fund Class B	0.41%	6.05%	3.75%	5.21%	5.58%
PIMCO GNMA Fund Class B (adjusted)	-3.04%	2.55%	3.66%	5.21%	5.58%
PIMCO GNMA Fund Class C (adjusted)	-0.58%	5.05%	3.75%	4.98%	5.29%
Lehman Brothers GNMA Index	1.10%	6.94%	4.75%	5.61%	5.87%
Lipper GNMA Funds Average	0.03%	5.51%	3.71%	4.70%	5.02%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.33% for Class A shares and 2.07% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	83.9%
Short-Term Instruments	6.0%
Mortgage-Backed Securities	5.0%
Asset-Backed Securities	3.6%
U.S. Treasury Obligations	1.3%
Other	0.2%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,007.90	$1,004.13	$1,004.12	$1,020.05	$1,016.29	$1,016.29
Expenses Paid During Period†	$5.03	$8.79	$8.79	$5.06	$8.85	$8.85

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.00% for Class A, 1.75% for Class B and 1.75% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO High Yield Fund	Class A:	PHDAX
	Class B:	PHDBX
	Class C:	PHDCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment-grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•	An emphasis on high-grade holdings within the finance sector was a significant detractor from relative performance as the sector came under heavy pressure over the period.

•	Security selection in the energy sector weighed on performance relative to the index as gas distribution companies underperformed the broader index.

•	An underweight to the building products sector detracted from returns as the sector significantly outpaced the overall high-yield market.

•	An underweight to the gaming sector was a strong positive contributor to relative performance as the industry category underperformed significantly.

•	An overweight to the healthcare sector, which remained relatively resilient throughout the volatile period, was a noteworthy positive.

•	Security selection within consumer cyclicals, where auto parts and equipment outperformed the broader sector, added to returns.

•	An underweight to double B-rated bonds relative to single B-rated issues detracted from performance as higher quality significantly outperformed over the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)**
PIMCO High Yield Fund Class A	-10.85%	-12.30%	3.39%	4.13%	6.74%
PIMCO High Yield Fund Class A (adjusted)	-14.19%	-15.59%	2.60%	3.73%	6.43%
PIMCO High Yield Fund Class B	-11.19%	-12.96%	2.62%	3.58%	6.40%
PIMCO High Yield Fund Class B (adjusted)	-14.20%	-15.81%	2.54%	3.58%	6.40%
PIMCO High Yield Fund Class C (adjusted)	-12.05%	-13.77%	2.62%	3.35%	5.96%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	-6.92%	-9.28%	4.22%	4.45%	6.53%
Lipper High Current Yield Funds Average	-6.60%	-10.99%	3.59%	3.59%	5.33%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.91% for Class A shares and 1.66% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	63.4%
U.S. Government Agencies	17.8%
Bank Loan Obligations	5.1%
Short-Term Instruments	3.3%
Foreign Currency-Denominated Issues	3.0%
Other	7.4%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$891.48	$888.10	$888.10	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period†	$4.27	$7.81	$7.81	$4.56	$8.34	$8.34

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, and 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	17

PIMCO Income Fund	Class A:	PONAX
	Class C:	PONCX

Portfolio Insights

•

The Fund seeks to maximize current income with long-term capital appreciation as a secondary objective by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

The Fund’s below-index duration for the first five months of the period benefited returns as yields rose for that period. Further, the Fund’s move to above-index duration for the month of September also benefited performance as yields fell during that month.

•	An overweight to corporate securities detracted from performance as spreads widened during the period.

•	Exposure to home equity asset-backed securities detracted from performance as yield spreads in this sector rose over the period.

•	An overweight to agency fixed rate mortgage-backed securities benefited performance as they outperformed over the period.

•	Positions in high yield and emerging markets detracted from performance as spreads widened in these sectors over the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	Fund Inception (03/30/07)**
PIMCO Income Fund Class A	-4.13%	-1.72%	0.22%
PIMCO Income Fund Class A (adjusted)	-7.84%	-5.52%	-2.42%
PIMCO Income Fund Class C (adjusted)	-5.43%	-3.40%	-0.53%
Lehman Brothers U.S. Aggregate Index	-1.50%	3.65%	3.98%
Lipper Multi-Sector Income Funds Average	-5.81%	-6.00%	-2.93%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 03/30/07. Index comparisons began on 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.89% and 2.74% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	63.0%
Corporate Bonds & Notes	12.4%
Mortgage-Backed Securities	12.0%
Asset-Backed Securities	5.1%
Short-Term Instruments	6.2%
Other	1.3%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$958.72	$955.06	$1,017.95	$1,014.19
Expenses Paid During Period†	$6.97	$10.64	$7.18	$10.96

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.42% for Class A and 2.17% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 1.42% for Class A and 2.17% for Class C reflects net annualized expenses after application of an expense waiver of 0.05% for Class A.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO Investment Grade Corporate Bond Fund	Class A:	PBDAX
	Class C:	PBDCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund’s duration underweight positioning to the U.S. enhanced returns as the U.S. yield curve rose over the period.

•	The Fund’s curve-steepening bias detracted from performance as the yield curve flattened during the second and third quarters of 2008.

•	Above-index exposure to the natural gas sector, which outperformed during the period, benefited returns.

•	An overweight to the banking sector detracted from performance as this sector performed poorly over the period.

•	Below-index exposure at the end of the period to the poor performing brokerage sector enhanced performance.

•	The Fund’s underweight allocation to consumer non-cyclical securities detracted from returns as these bonds outperformed during the period.

•	An overweight exposure to the communications sector generated positive returns for the Fund as these bonds performed well over the period.

•	An underweight exposure to the capital goods sector, which outperformed during the period, detracted from performance.

•	An above-index position to securities within the electric sector (a subset of the utilities sector) enhanced performance as these bonds performed well for the period.

•	The Fund’s below-benchmark exposure to insurance issues added to returns over the period.

•	An average underweight position to the technology sector, which outperformed during the period, detracted from performance.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	Fund Inception (04/28/00)**
PIMCO Investment Grade Corporate Bond Fund Class A	-6.46%	-2.62%	2.75%	6.20%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	-9.99%	-6.26%	1.97%	5.72%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	-7.71%	-4.27%	1.98%	5.41%
Lehman Brothers Credit Investment Grade Index	-7.23%	-4.79%	1.94%	5.48%
Lipper Intermediate Investment Grade Debt Funds Average	-4.84%	-2.43%	2.00%	4.55%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.97% and 1.72% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	34.2%
Short-Term Instruments	20.3%
Banking & Finance	18.6%
Industrials	15.1%
Utilities	9.7%
Other	2.1%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$935.43	$932.01	$1,020.51	$1,016.75
Expenses Paid During Period†	$4.42	$8.04	$4.61	$8.39

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.91% for Class A and 1.66% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	19

PIMCO Long-Term U.S. Government Fund	Class A:	PFGAX
	Class B:	PFGBX
	Class C:	PFGCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises.

•	Duration positioning during the six-month period was a positive contributor to relative performance. A below-index duration during the period added value as yields rose across all maturities.

•	A curve-steepening bias during the period detracted from performance as the two- to 30-year yield spread flattened.

•	An allocation to short interest rate swaps during the six-month period benefited performance as the 30-year swap spread widened.

•	An out-of-benchmark allocation to long agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries over the period.

•	Exposure to corporates detracted from results as they underperformed compared to like-duration U.S. Treasuries.

•	Mortgage exposure benefited performance as U.S. Treasuries underperformed mortgages for the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)**
PIMCO Long-Term U.S. Government Fund Class A	-3.64%	5.11%	3.92%	5.38%	8.69%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	-7.25%	1.17%	3.12%	4.98%	8.40%
PIMCO Long-Term U.S. Government Fund Class B	-4.00%	4.33%	3.14%	4.83%	8.36%
PIMCO Long-Term U.S. Government Fund Class B (adjusted)	-7.31%	0.83%	3.06%	4.83%	8.36%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	-4.95%	3.32%	3.14%	4.60%	7.89%
Lehman Brothers Long-Term Treasury Index	0.53%	10.43%	5.80%	6.16%	8.67%
Lipper General U.S. Government Funds Average	-1.20%	4.41%	2.97%	4.13%	5.82%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 07/01/91. Index comparisons began on 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.875% for Class A shares and 1.625% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	58.2%
Corporate Bonds & Notes	10.5%
U.S. Treasury Obligations	9.6%
Mortgage-Backed Securities	8.6%
Short-Term Instruments	6.0%
Asset-Backed Securities	4.0%
Other	3.1%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$963.61	$960.01	$959.98	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period†	$4.43	$8.11	$8.11	$4.56	$8.34	$8.34

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.895% for Class A, 1.645% for Class B and 1.645% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

20	PIMCO Funds

PIMCO Low Duration Fund	Class A:	PTLAX
	Class B:	PTLBX
	Class C:	PTLCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Above-benchmark duration detracted from performance as interest rates increased.

•

The Fund’s emphasis at the shorter end of the yield curve benefited performance as the yield curve steepened. However, implementation of this strategy detracted from performance as interbank lending rates rose.

•	Holdings of agency mortgage pass-throughs added to returns as these high-quality assets outpaced the mortgage market overall. However, exposures to non-agency mortgages offset this gain.

•	Exposure to the high yield and corporate sectors detracted from performance as each sector underperformed U.S. Treasuries.

•	A small exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Low Duration Fund Class A	-4.28%	-0.54%	2.11%	3.80%	5.92%
PIMCO Low Duration Fund Class A (adjusted)	-6.43%	-2.78%	1.64%	3.56%	5.77%
PIMCO Low Duration Fund Class B	-4.64%	-1.28%	1.35%	3.25%	5.66%
PIMCO Low Duration Fund Class B (adjusted)	-9.33%	-6.02%	1.00%	3.25%	5.66%
PIMCO Low Duration Fund Class C (adjusted)	-5.46%	-1.98%	1.60%	3.28%	5.40%
Merrill Lynch 1-3 Year U.S. Treasury Index	0.82%	6.27%	3.54%	4.52%	6.03%
Lipper Short Investment Grade Debt Funds Average	-2.97%	-2.49%	1.50%	3.40%	5.22%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.85%, 1.60%, and 1.35% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	39.0%
Corporate Bonds & Notes	30.4%
Mortgage-Backed Securities	12.6%
Asset-Backed Securities	8.2%
Short-Term Instruments	6.9%
Preferred Stocks	0.9%
Other	2.0%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$957.21	$953.64	$954.84	$1,020.76	$1,017.00	$1,018.25
Expenses Paid During Period†	$4.22	$7.88	$6.66	$4.36	$8.14	$6.88

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.86% for Class A, 1.61% for Class B, and 1.36% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	21

PIMCO Money Market Fund	Class A:	PYAXX
	Class B:	PYCXX
	Class C:	PKCXX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The Fund had a focus on high-quality and short-maturity assets. The Fund ended the period with an average credit quality of AAA.

•	The majority of the Fund’s exposure was to higher-quality commercial paper. High-quality commercial paper yields increased approximately 0.75% for three-month maturities.

•	High quality three-month commercial paper provided attractive yields and yield spreads relative to U.S. Treasuries. Spreads increased by 1.56% to approximately 3.00% on September 30, 2008.

Average Annual Total Return for the period ended September 30, 2008

	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/01/91)**
PIMCO Money Market Fund Class A	1.19%	1.78%	1.05%	3.07%	2.95%	3.18%	3.71%
PIMCO Money Market Fund Class B	0.30%	0.88%	0.60%	2.15%	2.40%	2.68%	3.34%
PIMCO Money Market Fund Class C	1.19%	1.78%	1.05%	3.08%	2.96%	3.19%	3.72%
Citigroup 3-Month Treasury Bill Index	—	—	0.83%	2.55%	3.09%	3.39%	3.96%
Lipper Money Market Funds Average	—	—	0.92%	2.78%	2.68%	2.98%	3.71%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 03/01/91. Index comparisons began on 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return will fluctuate. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.57%, 1.47%, and 0.57% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Commercial Paper	63.7%
Repurchase Agreements	32.7%
Corporate Bonds & Notes	3.6%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,010.52	$1,005.99	$1,010.53	$1,022.21	$1,017.70	$1,022.21
Expenses Paid During Period†	$2.87	$7.39	$2.87	$2.89	$7.44	$2.89

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.57% for Class A, 1.47% for Class B and 0.57% for Class C) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

22	PIMCO Funds

PIMCO Mortgage-Backed Securities Fund	Class A:	PMRAX
	Class B:	PMRBX
	Class C:	PMRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls).

•	Exposure to commercial mortgage-backed securities detracted from returns as they lagged fixed-rate mortgage-backed securities.

•	A curve-steepening bias detracted from returns as the two-year U.S. Treasury yield rose significantly more than the 30-year U.S. Treasury yield early in the period.

•	An increasing overweight to mortgage spread duration detracted from returns as mortgage spreads increased over the latter half of the period.

•

An overweight to 30-year conventional mortgage-backed securities, such as Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), added to performance as they outperformed the broader index.

•	Exposure to short-maturity home equity asset-backed securities detracted from performance as they underperformed fixed-rate mortgage backed securities over the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Class A	-1.10%	3.76%	4.08%	5.53%	5.97%
PIMCO Mortgage-Backed Securities Fund Class A (adjusted)	-4.78%	-0.16%	3.29%	5.12%	5.61%
PIMCO Mortgage-Backed Securities Fund Class B	-1.47%	2.99%	3.31%	4.98%	5.48%
PIMCO Mortgage-Backed Securities Fund Class B (adjusted)	-4.85%	-0.45%	3.22%	4.98%	5.48%
PIMCO Mortgage-Backed Securities Fund Class C (adjusted)	-2.44%	2.00%	3.31%	4.74%	5.18%
Lehman Brothers Mortgage Index	1.39%	7.20%	4.87%	5.69%	5.96%
Lipper U.S. Mortgage Funds Average	-1.42%	0.42%	2.77%	4.09%	4.49%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.56% for Class A shares and 2.29% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	83.7%
Mortgage-Backed Securities	8.7%
Asset-Backed Securities	5.5%
U.S. Treasury Obligations	1.1%
Short-Term Instruments	0.8%
Other	0.2%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$989.00	$985.27	$985.25	$1,016.80	$1,013.19	$1,013.14
Expenses Paid During Period†	$8.23	$11.79	$11.84	$8.34	$11.96	$12.01

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.65% for Class A, 2.37% for Class B and 2.38% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	23

PIMCO Short-Term Fund	Class A:	PSHAX
	Class B:	PTSBX
	Class C:	PFTCX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Above-benchmark U.S. duration detracted from returns as interest rates rose across the yield curve.

•	Money market futures security selection benefited performance as these securities gained in value over the period.

•	Exposure to U.K. short-term rates during the period had a modestly positive impact on performance as rates fell, causing the price to increase on these securities.

•	Positions in spread sectors, including asset-backed securities and corporate bonds, were the primary drivers of underperformance as spreads widened significantly in these sectors.

•	Exposure to emerging markets slightly detracted from returns as this sector underperformed over the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)**
PIMCO Short-Term Fund Class A	0.09%	1.41%	2.52%	3.49%	4.87%
PIMCO Short-Term Fund Class A (adjusted)	-2.16%	-0.87%	2.06%	3.26%	4.77%
PIMCO Short-Term Fund Class B	-0.28%	0.66%	1.76%	2.96%	4.60%
PIMCO Short-Term Fund Class B (adjusted)	-5.20%	-4.20%	1.40%	2.96%	4.60%
PIMCO Short-Term Fund Class C (adjusted)	-1.04%	0.14%	2.22%	3.18%	4.55%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.09%	3.39%	4.54%
Lipper Ultra-Short Obligations Funds Average	-1.58%	-2.87%	1.63%	3.22%	4.98%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.81%, 1.56%, and 1.11% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	42.2%
Corporate Bonds & Notes	23.5%
Short-Term Instruments	15.5%
Mortgage-Backed Securities	9.8%
Asset-Backed Securities	6.3%
Other	2.7%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,000.89	$997.16	$999.41	$1,020.86	$1,017.10	$1,019.35
Expenses Paid During Period†	$4.21	$7.96	$5.71	$4.26	$8.04	$5.77

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.84% for Class A, 1.59% for Class B and 1.14% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

24	PIMCO Funds

PIMCO Unconstrained Bond Fund	Class A:	PUBAX
	Class C:	PUBCX

Portfolio Insights

•

The Fund seeks to achieve its investment objective of maximum long-term return consistent with preservation of capital and prudent investment management by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund was launched on June 30, 2008.

•	An emphasis on agency-backed mortgages benefited performance as the sector outperformed the benchmark.

•	A curve-steepening bias in the U.S. added to performance as the yield curve steepened as measured by the difference between two- and ten-year yields.

•	A tactical duration exposure and curve-steepening bias in the Eurozone benefited performance as short-maturity yields fell and the yield curve steepened.

•	A small allocation to the U.K. yield curve benefited performance as rates declined and the yield curve steepened.

Cumulative Total Return for the period ended September 30, 2008
Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Class A	-0.38%
PIMCO Unconstrained Bond Fund Class A (adjusted)	-4.12%
PIMCO Unconstrained Bond Fund Class C (adjusted)	-1.56%
3 Month LIBOR Index	0.70%
Lipper General Bond Funds Average	-3.52%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.32% and 2.07% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Allocation Breakdown‡

U.S. Government Agencies	50.6%
Short-Term Instruments	39.0%
Corporate Bonds & Notes	5.0%
U.S. Treasury Obligations	2.3%
Mortgage-Backed Securities	1.1%
Other	2.0%
‡	% of Total Investments as of 09/30/2008

The line graph is not included since the Fund has less than six months of performance.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (06/30/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$996.23	$1,005.36	$1,018.55	$1,014.79
Expenses Paid During Period†	$3.27	$3.44	$6.58	$10.35

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.30% for Class A and 2.05% for Class C), multiplied by the average account value over the period, multiplied by 93/365 (to reflect the period since the Fund commenced operations on 06/30/08).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	25

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

1/3 each-Lehman Brothers Global Aggregate-Credit Component Index, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global; All USD Hdgd*	1/3 each-Lehman Brothers Global Aggregate Credit Component, Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate-Credit Component Hedged USD, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Lehman Brothers Global Aggregate Index-Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in an unmanaged index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization-weighted index of 50 European blue-chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Markets Bond Index Global	JPMorgan Emerging Markets Bond Index (EMBI) Global is an unmanaged index, which tracks total returns for U.S. Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

26	PIMCO Funds

Index	Description

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global Index Hedged in USD	JPMorgan GBI Global Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Credit Investment Grade Index*	Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Global Credit Hedged USD Index*	Lehman Brothers Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers GNMA Index*	Lehman Brothers GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Long-Term Treasury Index*	Lehman Brothers Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Mortgage Index*	Lehman Brothers Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Municipal Bond Index*	Lehman Brothers Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/ 90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Semiannual Report	September 30, 2008	27

Benchmark Descriptions  (Cont.)

Index	Description

Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage-pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch 1-3 Year U.S. Treasury Index	Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

* Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the Index.

28	PIMCO Funds

Schedule of Investments Developing Local Markets Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%

OAO Rosneft Oil Co.
4.359% due 09/17/2009	$2,097	$2,039

Total Bank Loan Obligations (Cost $2,093)		2,039

CORPORATE BONDS & NOTES 52.1%

BANKING & FINANCE 36.7%

Allstate Life Global Funding II
3.461% due 05/21/2010	15,000	14,927

American Express Bank FSB
2.507% due 06/12/2009	6,250	6,166
3.248% due 06/22/2009	2,900	2,860

American Express Centurion Bank
2.657% due 12/17/2009	1,400	1,321
2.808% due 04/17/2009	10,000	9,739

American Express Credit Corp.
3.090% due 05/19/2009	1,400	1,356
5.109% due 05/27/2010	28,600	26,908

American Honda Finance Corp.
2.874% due 03/09/2009	1,100	1,097

American International Group, Inc.
2.538% due 06/16/2009	6,100	3,662
2.895% due 10/18/2011	2,800	1,663

ANZ National International Ltd.
2.898% due 04/14/2010	7,700	7,647

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	18,420	18,397

Banco Santander Chile
3.164% due 12/09/2009	18,220	17,893

Bank of America Corp.
2.918% due 11/06/2009	3,200	3,130
3.889% due 09/25/2009	27,800	27,267
8.000% due 12/29/2049	36,000	28,533
8.125% due 12/29/2049	23,000	18,611

Bank of America N.A.
2.810% due 02/27/2009	4,500	4,486
2.819% due 06/12/2009	6,000	5,972
2.876% due 12/18/2008	5,650	5,638
3.760% due 06/23/2010	1,000	982

Bank of Ireland
2.926% due 12/18/2009	50,950	50,476
3.072% due 12/19/2008	2,000	1,997

Bank of Scotland PLC
2.829% due 07/17/2009	16,700	16,600
2.859% due 09/14/2009	1,400	1,359
2.875% due 12/08/2010	20,300	18,302

Barclays Bank PLC
7.700% due 04/29/2049	19,050	16,788

Bear Stearns Cos. LLC
2.901% due 08/21/2009	400	396
3.029% due 01/31/2011	21,600	21,114
3.061% due 07/16/2009	3,190	3,168
3.084% due 09/09/2009	600	593
3.096% due 01/30/2009	9,900	9,842
3.186% due 07/19/2010	37,241	36,514
3.852% due 03/30/2009	10,750	10,696
5.300% due 10/30/2015	800	711
5.500% due 08/15/2011	800	771
6.400% due 10/02/2017	300	281
6.950% due 08/10/2012	5,700	5,763
7.250% due 02/01/2018	1,200	1,157

BHP Billiton Finance Ltd.
3.799% due 03/27/2009	2,500	2,496

Caterpillar Financial Services Corp.
2.841% due 10/09/2009	23,900	23,795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.852% due 08/11/2009	$9,000	$8,987
2.867% due 05/18/2009	13,200	13,184
2.887% due 03/10/2009	7,100	7,087
2.900% due 08/20/2010	1,700	1,685
3.252% due 02/08/2010	1,160	1,160

Charter One Bank N.A.
2.845% due 04/24/2009	9,000	8,982

CIT Group, Inc.
2.927% due 08/17/2009	3,100	2,495
2.946% due 01/30/2009	44,600	40,185

Citigroup Funding, Inc.
2.991% due 03/02/2009	34,944	34,449
3.852% due 05/07/2010	56,900	53,680

Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009	1,100	1,085

Citigroup, Inc.
2.897% due 05/18/2011	8,900	7,832
2.954% due 06/09/2009	3,849	3,782
2.957% due 05/18/2010	12,800	11,817
3.799% due 12/28/2009	19,000	18,392
3.809% due 12/26/2008	2,900	2,880
5.500% due 04/11/2013	18,100	15,814
8.400% due 04/29/2049	23,600	16,093

Colvis Finance Ltd.
8.000% due 02/02/2009	10,710	10,638

Commonwealth Bank of Australia
2.527% due 06/08/2009	1,600	1,600

Countrywide Financial Corp.
2.931% due 01/05/2009	2,900	2,861
3.418% due 03/24/2009	600	586

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	1,900	1,748
5.625% due 07/15/2009	1,300	1,230
6.250% due 04/15/2009	5,900	5,730

Credit Agricole S.A.
2.809% due 05/28/2009	3,900	3,884
2.859% due 05/28/2010	37,700	37,387

Credit Suisse USA, Inc.
2.890% due 11/20/2009	2,000	1,985
2.895% due 06/05/2009	2,875	2,860
3.004% due 08/15/2010	800	763

DnB NOR Bank ASA
2.858% due 10/13/2009	1,500	1,498

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,900	2,952

Export-Import Bank of Korea
4.250% due 11/06/2008	1,404	1,404

Ford Credit de Mexico S.A. de C.V.
4.904% due 03/20/2009	2,700	2,637

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	3,600	3,600
5.700% due 01/15/2010	33,550	25,703
7.375% due 10/28/2009	8,610	6,924

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	7,600	7,486

General Electric Capital Corp.
2.825% due 10/26/2009	2,600	2,584
2.849% due 03/12/2010	8,900	8,784
2.851% due 10/06/2010	6,100	6,005
2.874% due 08/15/2011	2,800	2,737
2.910% due 04/10/2012	24,000	23,415
2.919% due 06/15/2009	1,200	1,194
2.939% due 12/15/2009	8,900	8,844
3.251% due 02/01/2011	28,000	27,718

Genworth Global Funding Trusts
2.981% due 04/15/2014	4,800	3,652

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GMAC LLC
4.054% due 05/15/2009	$11,680	$8,452
5.625% due 05/15/2009	7,030	5,024

Goldman Sachs Group, Inc.
2.568% due 11/16/2009	15,300	13,702
2.887% due 11/16/2009	6,300	5,830
2.892% due 11/10/2008	11,700	11,617
3.011% due 03/02/2010	14,500	13,564
3.129% due 07/23/2009	4,135	3,920
3.250% due 12/23/2008	3,000	2,956
3.294% due 12/22/2008	21,600	21,293
3.300% due 06/23/2009	9,000	8,556

GPB Eurobond Finance PLC for Gazprombank
3.691% due 04/04/2010	7,900	7,684

Hartford Life Global Funding Trusts
2.999% due 06/16/2014	4,800	4,217

HSBC Bank USA N.A.
2.949% due 12/14/2009	1,750	1,739

HSBC Finance Corp.
2.846% due 10/21/2009	8,800	8,351
2.899% due 03/12/2010	3,825	3,591
2.954% due 12/05/2008	1,500	1,493
3.052% due 05/10/2010	4,414	4,066
3.087% due 11/16/2009	18,500	18,189

IBM International Group Capital LLC
3.133% due 07/29/2009	5,400	5,307

ICICI Bank Ltd.
3.328% due 01/12/2010	14,800	14,378

IDBI Bank Ltd.
5.125% due 12/23/2009	5,700	5,385

Intergas Finance BV
6.875% due 11/04/2011	1,800	1,620

International Lease Finance Corp.
3.031% due 05/24/2010	19,000	15,229
3.121% due 07/11/2011	10,000	7,306
3.126% due 04/20/2009	3,900	3,669
3.191% due 01/15/2010	5,000	4,312

John Deere Capital Corp.
2.871% due 07/16/2010	7,100	7,050
3.081% due 10/16/2009	15,400	15,405
3.567% due 06/10/2011	20,900	20,958

JPMorgan Chase & Co.
2.537% due 05/07/2010	10,500	10,389
2.959% due 01/17/2011	10,960	10,810
2.973% due 10/02/2009	14,055	14,046
3.291% due 06/25/2010	19,700	19,501
3.336% due 06/25/2012	31,800	30,075
3.479% due 06/26/2009	1,500	1,496

KeyBank N.A.
5.061% due 06/02/2010	11,700	11,648

Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	1,700	221
2.851% due 12/23/2008 (a)	11,585	1,506
2.878% due 04/03/2009 (a)	4,400	572
2.881% due 10/22/2008 (a)	7,900	1,027
2.889% due 01/23/2009 (a)	9,000	1,170
2.907% due 11/16/2009 (a)	4,600	598
2.951% due 05/25/2010 (a)	6,600	858
3.011% due 12/23/2010 (a)	5,900	767

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	3,500	3,498
2.886% due 01/30/2009	9,500	9,273
2.894% due 08/14/2009	11,700	11,286
3.234% due 12/22/2008	1,600	1,547
5.054% due 05/12/2010	27,400	26,441

Metropolitan Life Global Funding I
2.847% due 05/17/2010	6,050	5,973
3.069% due 03/15/2012	4,100	3,997

See Accompanying Notes	Semiannual Report	September 30, 2008	29

Schedule of Investments  Developing Local Markets Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
2.852% due 05/07/2009	$1,100	$954
2.881% due 01/15/2010	8,800	6,788
2.912% due 02/09/2009	10,400	9,064
3.031% due 01/22/2009	8,900	8,661
3.035% due 01/18/2011	6,989	4,558
3.228% due 11/21/2008	1,400	1,381
4.904% due 05/14/2010	60,100	43,894

National Australia Bank Ltd.
2.791% due 10/01/2008	1,500	1,500
2.858% due 09/11/2009	23,400	23,344
3.252% due 02/08/2010	39,200	39,169

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	300	300

Pemex Finance Ltd.
9.030% due 02/15/2011	18,050	19,012
9.690% due 08/15/2009	4,073	4,156

Petroleum Export Ltd.
4.623% due 06/15/2010	13,631	13,524
4.633% due 06/15/2010	1,626	1,613
5.265% due 06/15/2011	26,365	26,234

Petroleum Export Ltd. II
6.340% due 06/20/2011	8,459	8,604

Pricoa Global Funding I
2.845% due 07/27/2009	2,300	2,283

Rabobank Nederland NV
3.209% due 05/19/2010	22,660	22,608

Royal Bank of Scotland Group PLC
2.961% due 08/21/2009	9,100	9,057

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	12,600	11,293

Santander U.S. Debt S.A. Unipersonal
2.858% due 02/06/2009	15,000	14,960
2.874% due 11/20/2009	9,000	8,916

SLM Corp.
2.940% due 07/27/2009	32,400	28,524
2.960% due 07/26/2010	800	607
3.000% due 01/26/2009	4,300	3,999
3.019% due 03/15/2011	700	457
3.030% due 10/25/2011	1,000	638

U.S. Bancorp
3.198% due 05/06/2010	500	493

UBS AG
2.789% due 07/23/2009	21,350	21,151
3.714% due 05/05/2010	36,000	35,861

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	16,085	16,073

Universal City Florida Holding Co. I & II
7.551% due 05/01/2010	6,500	6,143

Ventas Realty LP
6.750% due 06/01/2010	1,000	1,000
8.750% due 05/01/2009	1,800	1,809

Vita Capital III Ltd.
3.891% due 01/01/2011	9,300	9,006

VTB Capital S.A.
4.491% due 11/01/2009	13,100	11,856
4.491% due 11/02/2009	77,170	76,385

Wachovia Bank N.A.
2.811% due 02/23/2009	4,250	4,040
2.871% due 05/25/2010	9,400	7,557
2.881% due 12/02/2010	9,000	6,778

Wachovia Corp.
2.846% due 10/28/2008	6,000	5,970
2.861% due 12/01/2009	19,500	16,983
2.921% due 10/15/2011	22,800	15,732
2.939% due 03/15/2011	9,700	7,139

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Mortgage FSB
2.842% due 05/08/2009	$500	$497
2.936% due 03/02/2009	5,650	5,530

Wells Fargo & Co.
2.886% due 01/24/2012	3,700	3,665
2.919% due 09/15/2009	3,700	3,679
3.188% due 03/22/2010	4,700	4,657
3.223% due 01/29/2010	19,730	19,679
3.270% due 03/23/2010	26,400	26,167

		1,924,582

INDUSTRIALS 11.9%

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	295

America Movil SAB de C.V.
4.125% due 03/01/2009	2,285	2,283

Amgen, Inc.
2.889% due 11/28/2008	10,750	10,721

Anadarko Petroleum Corp.
3.219% due 09/15/2009	22,900	22,635

AstraZeneca PLC
3.118% due 09/11/2009	1,820	1,821

Cablevision Systems Corp.
7.132% due 04/01/2009	11,600	11,513

Cia Siderurgica Paulista
8.250% due 01/30/2009	3,753	3,793

Cisco Systems, Inc.
2.892% due 02/20/2009	2,700	2,697

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	188,262	189,674

Comcast Corp.
3.088% due 07/14/2009	16,870	16,511

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009	1,368	1,355

CVS Caremark Corp.
3.111% due 06/01/2010	2,600	2,491

Daimler Finance North America LLC
3.169% due 03/13/2009	2,100	2,092
3.241% due 08/03/2009	9,300	9,260
3.249% due 03/13/2009	8,500	8,464
3.331% due 10/31/2008	1,300	1,291

Dynegy Holdings, Inc.
6.875% due 04/01/2011	4,075	3,729

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	1,136	1,148

EchoStar DBS Corp.
5.750% due 10/01/2008	9,350	9,350
6.375% due 10/01/2011	2,600	2,398

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	27,153	25,660

General Mills, Inc.
2.921% due 01/22/2010	3,700	3,650

General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	8,670	8,605

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	29,150	29,041

Hewlett-Packard Co.
2.879% due 06/15/2010	3,900	3,885
3.210% due 09/03/2009	10,310	10,299

HJ Heinz Co.
6.428% due 12/01/2020	4,300	4,308

Home Depot, Inc.
2.944% due 12/16/2009	1,800	1,694

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

International Business Machines Corp.
3.375% due 07/28/2011	$14,000	$13,997

Kimberly-Clark Corp.
2.899% due 07/30/2010	12,400	12,349

Kraft Foods, Inc.
3.302% due 08/11/2010	3,100	3,065

Mandalay Resort Group
6.500% due 07/31/2009	3,450	3,295

MGM Mirage
6.000% due 10/01/2009	100	94

MMK Finance S.A.
8.000% due 10/21/2008	4,992	4,917

New Albertson’s, Inc.
6.950% due 08/01/2009	500	495

Oracle Corp.
2.864% due 05/14/2010	4,000	3,979

Pemex Project Funding Master Trust
4.119% due 06/15/2010	57,418	56,589
4.591% due 10/15/2009	23,018	22,985
9.375% due 12/02/2008	152	153

Qwest Communications International, Inc.
6.304% due 02/15/2009	1,966	1,951

Safeway, Inc.
4.119% due 03/27/2009	3,200	3,177

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	17,723	17,914

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009	5,600	5,595

Sino-Forest Corp.
9.125% due 08/17/2011	2,500	2,488

Time Warner, Inc.
3.034% due 11/13/2009	9,700	9,315

United Technologies Corp.
2.881% due 06/01/2009	1,700	1,697

UnitedHealth Group, Inc.
3.384% due 06/21/2010	2,400	2,323
4.102% due 02/07/2011	16,000	15,688

Verso Paper Holdings LLC
6.551% due 08/01/2014	3,500	2,905

Walt Disney Co.
2.861% due 07/16/2010	6,200	6,183
2.917% due 09/10/2009	25,450	25,410

Weyerhaeuser Co.
4.198% due 09/24/2009	9,500	9,401

Xerox Corp.
3.626% due 12/18/2009	3,600	3,578

		620,206

UTILITIES 3.5%

AT&T, Inc.
2.894% due 02/05/2010	12,865	12,822
3.014% due 11/14/2008	10,700	10,674

Deutsche Telekom International Finance BV
3.390% due 03/23/2009	10,220	10,171
8.500% due 06/15/2010	500	519

Dominion Resources, Inc.
2.984% due 11/14/2008	7,500	7,485
3.866% due 06/17/2010	3,400	3,396

Empresa Brasileira de Telecomunicacoes S.A.
11.000% due 12/15/2008	9,898	9,935

Empresa Nacional de Electricidad S.A.
8.500% due 04/01/2009	355	360

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Entergy Gulf States, Inc.
3.565% due 12/08/2008	$6,800	$6,786

Ohio Power Co.
2.971% due 04/05/2010	5,750	5,643

Public Service Electric & Gas Co.
3.694% due 03/12/2010	6,500	6,456

Qatar Petroleum
5.579% due 05/30/2011	15,124	15,389

Qwest Corp.
5.625% due 11/15/2008	2,900	2,886

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	5,037	5,047

Sprint Nextel Corp.
4.169% due 06/28/2010	3,400	3,168

Telefonica Emisones SAU
3.504% due 06/19/2009	17,000	16,903

Telefonos de Mexico SAB de C.V.
4.500% due 11/19/2008	38,668	38,769
4.750% due 01/27/2010	19,575	19,913

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	700	499
10.000% due 06/16/2009	2,200	2,122

Verizon Communications, Inc.
2.838% due 04/03/2009	3,967	3,938
Vodafone Group PLC
3.090% due 02/27/2012	800	755

		183,636

Total Corporate Bonds & Notes (Cost $2,910,693)		2,728,424

U.S. GOVERNMENT AGENCIES 5.3%

Fannie Mae
3.267% due 12/25/2036 - 07/25/2037	6,025	5,577
3.407% due 10/27/2037	20,000	18,422
4.278% due 06/01/2043 - 09/01/2044	3,278	3,270
4.789% due 11/01/2035	587	592
5.000% due 02/25/2017	240	242
5.181% due 09/01/2035	705	705
5.196% due 10/01/2035	481	480
5.218% due 08/01/2035	518	517
5.228% due 09/01/2035	477	461
5.232% due 11/01/2035	579	580
5.500% due 10/01/2038	178,600	177,902

Freddie Mac
2.718% due 02/15/2019	63,406	61,818
2.838% due 12/15/2030	953	939
3.467% due 08/25/2031	417	377
3.487% due 09/25/2031	393	368
4.278% due 02/25/2045	2,715	2,469
5.000% due 08/15/2016 - 11/15/2029	3,131	3,155
5.156% due 08/01/2035	86	87

Total U.S. Government Agencies (Cost $281,694)		277,961

MORTGAGE-BACKED SECURITIES 5.2%

Adjustable Rate Mortgage Trust
5.139% due 09/25/2035	1,582	1,257

American Home Mortgage Investment Trust
3.447% due 05/25/2047	539	192

Banc of America Funding Corp.
6.129% due 01/20/2047	2,273	1,542

Banc of America Mortgage Securities, Inc.
4.519% due 07/25/2034	1,023	963

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	$33,527	$31,501
4.150% due 08/25/2035	6,855	6,007
4.476% due 02/25/2034	1,838	1,493
4.550% due 08/25/2035	11,269	10,777
4.599% due 07/25/2033	24,581	23,648
4.843% due 04/25/2034	1,513	1,355

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	794	557
5.471% due 08/25/2036	600	331
5.504% due 09/25/2035	10,121	8,165
5.859% due 01/25/2036	3,721	2,498

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	66	66

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	1,158	1,043

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	8,645	6,883
5.772% due 12/26/2046	4,831	3,846

CC Mortgage Funding Corp.
3.337% due 05/25/2048	1,676	1,013

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	15	14

Citigroup Mortgage Loan Trust, Inc.
3.277% due 01/25/2037	739	674
4.098% due 08/25/2035	1,498	1,350
4.248% due 08/25/2035	8,538	8,145
4.683% due 08/25/2035	1,563	1,181
4.748% due 08/25/2035	8,104	7,711

Commercial Mortgage Pass-Through Certificates
2.588% due 04/15/2017	366	349
2.988% due 02/16/2034	2,034	1,940

Countrywide Alternative Loan Trust
3.368% due 02/20/2047	2,298	1,405
3.387% due 05/25/2047	1,946	1,186
3.437% due 08/25/2046	646	267
3.477% due 05/25/2036	488	201
3.557% due 06/25/2037	682	274
3.855% due 02/25/2036	633	377
3.977% due 11/25/2035	621	405
5.417% due 10/25/2035	490	423
6.000% due 02/25/2037	526	385

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 03/25/2036	900	383
4.822% due 04/20/2035	5,499	5,003
5.613% due 02/20/2036	638	427

CS First Boston Mortgage Securities Corp.
5.014% due 06/25/2033	2,440	2,387

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	600	500

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	717	672
3.287% due 02/25/2037	671	634
3.287% due 03/25/2037	578	558
3.297% due 08/25/2037	1,741	1,650

Downey Savings & Loan Association Mortgage Loan Trust
3.340% due 11/19/2037	800	157

First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	495	471

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	888	873
5.357% due 08/25/2035	1,671	1,446

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	1,751	1,507
3.287% due 01/25/2047	1,151	1,094
3.417% due 10/25/2046	600	150
3.477% due 09/25/2035	732	306
3.477% due 11/25/2045	335	212

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	$2,045	$1,997

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	1,578	1,418

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	648	597
3.160% due 04/19/2038	1,064	656
3.220% due 01/19/2038	3,591	2,171
3.230% due 09/19/2046	1,262	767
3.270% due 03/19/2037	3,487	2,151
5.215% due 07/19/2035	4,737	3,168

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	644	607

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	860	808
5.048% due 12/25/2034	982	802

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	518

JPMorgan Mortgage Trust
5.021% due 02/25/2035	6,253	5,451

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	1,030	934

MASTR Adjustable Rate Mortgages Trust
3.317% due 05/25/2047	222	218
3.788% due 11/21/2034	1,813	1,792

MASTR Alternative Loans Trust
3.607% due 03/25/2036	595	327

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	600	503

Merrill Lynch Floating Trust
2.558% due 06/15/2022	1,514	1,377

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	6,825	5,548

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	3,012	2,672
4.207% due 10/25/2035	1,676	1,525
4.352% due 10/25/2035	11,486	10,730

Morgan Stanley Capital I
2.548% due 10/15/2020	1,184	1,064
5.544% due 11/12/2049	600	464

Provident Funding Mortgage Loan Trust
4.498% due 08/25/2033	1,536	1,494

Residential Accredit Loans, Inc.
3.307% due 09/25/2046	855	730
3.507% due 08/25/2035	1,004	620
3.607% due 10/25/2045	500	326

Residential Asset Securitization Trust
3.607% due 01/25/2046	1,232	766

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	1,445	1,244

Sequoia Mortgage Trust
4.256% due 04/20/2035	718	601

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	600	556

Structured Adjustable Rate Mortgage Loan Trust
4.885% due 07/25/2034	4,330	3,945
5.344% due 01/25/2035	1,595	1,168
5.535% due 08/25/2035	1,149	931

Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	1,836	1,789
3.280% due 07/19/2035	8,030	6,631
3.307% due 09/25/2047	2,741	2,616
3.337% due 03/25/2037	447	282
3.397% due 06/25/2036	761	467
3.427% due 05/25/2036	3,456	2,131

See Accompanying Notes	Semiannual Report	September 30, 2008	31

Schedule of Investments  Developing Local Markets Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Securities Corp.
4.763% due 06/25/2033	$3,295	$2,994
5.034% due 10/25/2035	786	666

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	234	225
3.317% due 01/25/2037	594	564

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	1,835	1,761
3.327% due 03/25/2046	1,500	1,493
3.327% due 09/25/2046	10,238	9,598

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	22,643	20,694

WaMu Mortgage Pass-Through Certificates
3.497% due 08/25/2045	21	20
3.585% due 01/25/2047	1,196	721
3.617% due 11/25/2045	600	247
3.617% due 12/25/2045	600	252
3.665% due 12/25/2046	1,281	774
3.665% due 07/25/2047	1,457	840
3.855% due 02/25/2046	1,290	773
4.055% due 11/25/2042	512	457
4.198% due 09/25/2046	3,434	2,235
4.198% due 10/25/2046	1,809	1,177
4.229% due 03/25/2034	1,620	1,561
4.559% due 06/25/2033	965	943

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.615% due 04/25/2047	837	379

Wells Fargo Mortgage-Backed Securities Trust
4.261% due 12/25/2034	1,461	1,354
4.992% due 12/25/2034	1,579	1,435

Total Mortgage-Backed Securities (Cost $310,397)		273,579

ASSET-BACKED SECURITIES 6.2%

Accredited Mortgage Loan Trust
3.257% due 02/25/2037	720	687

ACE Securities Corp.
3.257% due 08/25/2036	1,508	1,425
3.257% due 12/25/2036	782	737
3.287% due 10/25/2036	963	954
3.297% due 06/25/2037	774	722

American Express Credit Account Master Trust
2.988% due 02/15/2012	414	399

Argent Securities, Inc.
3.257% due 09/25/2036	811	802
3.257% due 10/25/2036	2,163	2,115

Asset-Backed Funding Certificates
3.247% due 09/25/2036	76	76
3.267% due 10/25/2036	833	815
3.267% due 11/25/2036	476	458
3.267% due 01/25/2037	1,854	1,750
3.557% due 06/25/2034	4,859	3,975

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	268	266
3.257% due 12/25/2036	565	542
3.287% due 05/25/2037	701	688

Atrium CDO Corp.
3.225% due 06/27/2015	1,151	1,100

Aurum CLO 2002-1 Ltd.
3.221% due 04/15/2014	3,132	3,032

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	601	569
3.287% due 10/25/2036	734	626
4.207% due 08/25/2037	4,888	3,989

Capital Auto Receivables Asset Trust
3.408% due 03/15/2011	3,200	3,189
3.938% due 10/15/2012	3,100	3,026

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	$593	$569
3.307% due 06/25/2037	3,214	2,964
3.527% due 10/25/2035	519	493

Chase Credit Card Master Trust
2.598% due 02/15/2011	1,500	1,499

Chase Issuance Trust
2.508% due 02/15/2012	1,155	1,146
2.528% due 10/15/2012	2,200	2,138
2.738% due 09/15/2011	5,100	5,041
3.138% due 11/15/2011	14,500	14,385
3.238% due 08/17/2015	5,600	5,306
4.319% due 09/15/2015	15,000	14,962

Citibank Omni Master Trust
4.288% due 12/23/2013	30,500	30,330

Citigroup Mortgage Loan Trust, Inc.
3.247% due 12/25/2036	847	782
3.257% due 11/25/2036	148	147
3.267% due 05/25/2037	818	750
3.267% due 07/25/2045	797	725

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	1,141	1,131
3.257% due 01/25/2037	116	116
3.257% due 02/25/2037	1,420	1,345
3.257% due 03/25/2037	1,493	1,440
3.257% due 05/25/2037	5,042	4,898
3.257% due 06/25/2037	791	769
3.257% due 07/25/2037	887	841
3.257% due 12/25/2046	927	915
3.257% due 03/25/2047	1,243	1,216
3.257% due 05/25/2047	760	732
3.267% due 03/25/2037	1,345	1,309
3.267% due 09/25/2046	163	162
3.277% due 06/25/2037	688	662
3.287% due 06/25/2037	782	749
3.287% due 10/25/2037	651	621
3.307% due 09/25/2047	845	797
3.317% due 10/25/2046	2,727	2,644
3.367% due 02/25/2036	478	422
3.387% due 09/25/2036	769	710

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	703	676
3.297% due 12/25/2037	484	465
3.327% due 07/25/2037	323	302

Daimler Chrysler Auto Trust
3.337% due 10/08/2010	2,900	2,898
3.417% due 07/08/2011	1,500	1,492
3.967% due 09/10/2012	2,300	2,259

First Franklin Mortgage Loan Asset-Backed Certificates
3.237% due 07/25/2036	42	42
3.247% due 09/25/2036	352	343
3.247% due 01/25/2038	692	650
3.257% due 11/25/2036	9,691	9,120
3.257% due 12/25/2036	353	343
3.277% due 12/25/2037	647	625

First NLC Trust
3.277% due 08/25/2037	2,203	2,078

Ford Credit Auto Owner Trust
3.088% due 07/15/2010	5,582	5,577
3.688% due 12/15/2010	8,400	8,343
3.908% due 06/15/2012	34,000	33,139

Fremont Home Loan Trust
3.257% due 10/25/2036	594	568
3.267% due 01/25/2037	889	837
3.277% due 02/25/2037	1,730	1,696

GE-WMC Mortgage Securities LLC
3.247% due 08/25/2036	898	870

GSAA Trust
3.507% due 05/25/2047	700	270

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAMP Trust
3.277% due 09/25/2036	$1,316	$1,289
3.277% due 10/25/2036	141	132
3.277% due 12/25/2036	882	812

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	322	313
3.988% due 11/20/2036	1,691	1,626

Home Equity Asset Trust
3.267% due 05/25/2037	839	772

HSBC Asset Loan Obligation
3.267% due 12/25/2036	845	778

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	840	774
3.257% due 12/25/2036	4,599	4,291
3.267% due 05/25/2037	1,274	1,138

Indymac Residential Asset-Backed Trust
2.432% due 08/25/2036	1	1
3.257% due 11/25/2036	508	502
3.267% due 04/25/2037	488	477
3.287% due 07/25/2037	609	585
3.337% due 04/25/2047	541	522

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	511	497
2.541% due 11/25/2036	505	485
2.551% due 08/25/2036	1,103	1,050
3.257% due 08/25/2036	2,019	1,983
3.257% due 10/25/2036	820	777
3.267% due 04/25/2037	671	618
3.287% due 03/25/2037	647	604
3.317% due 08/25/2036	5,200	3,603

Lehman ABS Mortgage Loan Trust
3.297% due 06/25/2037	782	746

Lehman XS Trust
3.277% due 05/25/2046	201	195
3.287% due 04/25/2046	277	274
3.287% due 08/25/2046	1,254	1,235
3.287% due 11/25/2046	3,144	3,006
3.297% due 05/25/2046	998	980
3.327% due 11/25/2036	1,319	1,247
3.377% due 04/25/2046	700	658
3.447% due 09/25/2046	883	358

Long Beach Mortgage Loan Trust
3.247% due 07/25/2036	266	263
3.247% due 11/25/2036	496	480
3.267% due 10/25/2036	864	824
3.487% due 10/25/2034	835	643

MASTR Asset-Backed Securities Trust
3.247% due 08/25/2036	338	334
3.257% due 01/25/2037	522	414
3.267% due 11/25/2036	619	605
3.287% due 05/25/2037	615	575

MBNA Credit Card Master Note Trust
2.528% due 11/15/2012	1,400	1,364
2.668% due 10/17/2011	16,400	16,308

MBNA Master Credit Card Trust
2.648% due 08/15/2014	3,000	2,841

Merrill Lynch First Franklin Mortgage Loan Trust
3.267% due 06/25/2037	991	958

Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037	153	151
3.257% due 05/25/2037	1,362	1,342
3.277% due 08/25/2036	3,347	3,256
3.277% due 07/25/2037	1,669	1,629
3.287% due 09/25/2037	2,202	2,146

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	632	615
3.247% due 01/25/2037	803	758
3.257% due 09/25/2036	1,046	1,028
3.257% due 10/25/2036	519	507

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.257% due 11/25/2036	$1,184	$1,145
3.267% due 05/25/2037	1,497	1,394
3.327% due 02/25/2036	451	446

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	501	485

Morgan Stanley Mortgage Loan Trust
3.437% due 02/25/2037	700	278
5.750% due 04/25/2037	567	470

Nationstar Home Equity Loan Trust
3.267% due 03/25/2037	612	593
3.267% due 06/25/2037	726	705

New Century Home Equity Loan Trust
3.277% due 08/25/2036	365	363
3.387% due 05/25/2036	1,223	1,031

Option One Mortgage Loan Trust
3.257% due 01/25/2037	537	517

Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047	832	789

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	162	160
3.277% due 02/25/2037	626	585
3.287% due 10/25/2036	1,577	1,471
3.307% due 08/25/2046	488	470

Residential Asset Securities Corp.
3.267% due 01/25/2037	702	682
3.277% due 11/25/2036	1,414	1,390
3.287% due 10/25/2036	1,069	1,055
3.317% due 04/25/2037	736	680
3.327% due 04/25/2036	934	922

Saxon Asset Securities Trust
3.267% due 10/25/2046	1,895	1,854

Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037	805	760
3.257% due 09/25/2036	503	493
3.267% due 03/25/2036	52	52
3.267% due 12/25/2036	1,048	971
3.287% due 11/25/2036	721	694

SLC Student Loan Trust
2.784% due 02/15/2015	2,648	2,630

SLM Student Loan Trust
2.780% due 04/25/2014	848	841
2.790% due 10/27/2014	472	467
2.790% due 10/25/2016	324	323
2.790% due 07/25/2017	439	437
2.790% due 10/25/2018	627	619
2.840% due 10/25/2016	4,848	4,771
2.950% due 01/25/2017	454	449

Soundview Home Equity Loan Trust
3.257% due 10/25/2036	636	632
3.267% due 11/25/2036	1,404	1,351
3.267% due 12/25/2036	148	147
3.287% due 01/25/2037	451	441
3.287% due 06/25/2037	724	696
3.307% due 10/25/2036	188	186
4.007% due 10/25/2037	2,578	2,502

South Carolina Student Loan Corp.
3.311% due 09/02/2014	1,150	1,145
3.361% due 03/01/2018	1,800	1,760

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037	183	182
3.252% due 11/25/2037	509	488

Structured Asset Investment Loan Trust
3.257% due 07/25/2036	423	401

Structured Asset Securities Corp.
3.257% due 10/25/2036	2,452	2,328
3.287% due 01/25/2037	681	639
4.900% due 04/25/2035	572	379

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037		$714	$670
3.267% due 10/25/2036		858	811

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		413	402
3.307% due 03/25/2037		580	562

Total Asset-Backed Securities (Cost $336,070)			323,334

SOVEREIGN ISSUES 7.9%

Export-Import Bank of Korea
2.901% due 06/01/2009		27,800	27,580
3.047% due 11/16/2010		7,500	7,371
4.125% due 02/10/2009		2,900	2,893
4.500% due 08/12/2009		21,300	21,172

Korea Development Bank
2.919% due 10/31/2008		32,400	32,390
2.928% due 04/03/2010		38,600	38,164
3.092% due 11/22/2012		7,500	7,281
3.186% due 10/20/2009		62,238	62,266
3.875% due 03/02/2009		18,390	18,272
4.750% due 07/20/2009		30,760	30,771

Panama Government International Bond
9.375% due 04/01/2029		17,757	22,107

Philippine Government International Bond
8.375% due 03/12/2009		1,600	1,636

Russia Government International Bond
8.250% due 03/31/2010		28,147	29,153

Ukraine Government International Bond
6.450% due 08/05/2009		118,335	113,602

Total Sovereign Issues (Cost $423,540)			414,658

FOREIGN CURRENCY-DENOMINATED ISSUES 14.1%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	3,463

Bear Stearns Cos. LLC
5.316% due 09/26/2013	EUR	4,400	5,773

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	3,000	2,357
6.000% due 05/15/2045		11,250	8,579

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		758,882	354,236
10.000% due 01/01/2017		300,606	125,879

Colombia Government International Bond
9.850% due 06/28/2027	COP	78,362,000	33,130
12.000% due 10/22/2015		28,500,000	13,697

Countrywide Financial Corp.
5.363% due 11/23/2010	EUR	500	649

Countrywide Home Loans, Inc.
5.414% due 11/24/2008		1,250	1,751

Peru Government International Bond
12.250% due 08/10/2011	PEN	10,920	4,069

Poland Government International Bond
4.750% due 04/25/2012	PLN	200	79
5.250% due 10/25/2017		21,210	8,449
5.750% due 03/24/2010		202,449	83,120
5.750% due 09/23/2022		59,210	24,586
6.000% due 05/24/2009		89,000	36,754

SLM Corp.
5.158% due 12/15/2010	EUR	600	595

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	13,905	1,575

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	224,500	$19,924

Uruguay Government International Bond
3.700% due 06/26/2037 (c)	UYU	267,039	9,447

Total Foreign Currency-Denominated Issues (Cost $834,953)			738,112

		SHARES
COMMON STOCKS 0.0%

Mexico Government International Bond Warrants
0.000% due 10/09/2008		16,700	160

Total Common Stocks (Cost $384)			160

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.0%

CERTIFICATES OF DEPOSIT 1.0%

Barclays Bank PLC
2.912% due 08/10/2009		$17,000	16,936

Deutsche Bank NY
3.304% due 02/16/2010		700	700

Nordea Bank Finland PLC
2.474% due 04/09/2009		8,300	8,296

Skandinaviska Enskilda Banken AB
2.794% due 02/13/2009		4,600	4,593

Unicredito Italiano NY
3.088% due 05/15/2009		18,700	18,700

Wachovia Bank N.A.
2.758% due 10/03/2008		2,300	2,300

			51,525

COMMERCIAL PAPER 2.8%

Federal Home Loan Bank
0.100% due 10/07/2008		106,800	106,798

Royal Bank of Scotland Group PLC
2.870% due 11/10/2008		38,800	38,677

			145,475

REPURCHASE AGREEMENTS 5.9%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		286,600	286,600
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $290,889. Repurchase proceeds are $286,602.)

State Street Bank and Trust Co.
0.100% due 10/01/2008		7,510	7,510
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $7,665. Repurchase proceeds are $7,510.)
1.000% due 10/01/2008		17,469	17,469
(Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $17,822. Repurchase proceeds are $17,469.)

			311,579

See Accompanying Notes	Semiannual Report	September 30, 2008	33

Schedule of Investments  Developing Local Markets Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
POLAND TREASURY BILLS 1.5%
6.534% due 01/21/2009	PLN	200,000	$81,379

U.S. TREASURY BILLS 1.8%
1.068% due 10/16/2008 - 12/26/2008 (b)(d)		$94,000	93,574

Total Short-Term Instruments (Cost $699,139)			683,532

VALUE (000S)
PURCHASED OPTIONS (g) 0.0%
(Cost $39)	$6

Total Investments 103.8% (Cost $5,799,002)	$5,441,805

Other Assets and Liabilities (Net) (3.8%)	(201,185)

Net Assets 100.0%	$5,240,620

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $93,574 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Cash of $2,362 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	521	$(199)
90-Day Eurodollar December Futures	Long	12/2009	1,072	(1,341)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	270	(38)

				$(1,578)

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	$1,300	$(157)	$(65)	$(92)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	MLP	7.165%	2,000	(130)	0	(130)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	23,700	(19,978)	0	(19,978)
Ukraine Government International Bond 7.650% due 06/11/2013	0.730%	04/20/2009	HSBC	5.404%	7,500	(164)	0	(164)

						$(20,429)	$(65)	$(20,364)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$7,100	$39	$99	$(60)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	$300	$(2)	$(4)	$2

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.000%	01/02/2009	MSC	BRL	546,000	$(1,428)	$0	$(1,428)
Pay	1-Year BRL-CDI	14.120%	01/04/2010	BCLY		3,600	48	0	48
Pay	1-Year BRL-CDI	14.190%	01/04/2010	BCLY		4,000	56	0	56
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP		18,200	(59)	73	(132)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	BCLY		$628,800	4,247	660	3,587
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		22,100	(841)	(483)	(358)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		2,400	(107)	(221)	114
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		48,900	(2,180)	1,747	(3,927)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		13,100	(584)	201	(785)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		3,200	(143)	(262)	119
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		2,400	(107)	(227)	120
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		9,500	(423)	(611)	188
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		16,000	(713)	(1,104)	391
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	46,850	(66)	0	(66)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		46,850	(66)	0	(66)
Pay	6-Month CZK-PRIBOR	3.340%	01/10/2012	CITI	CZK	47,690	24	0	24
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	49,900	(309)	(936)	627
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	8,200	(34)	(181)	147
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		13,700	(57)	(343)	286
Receive	6-Month PLN-WIBOR	6.840%	12/16/2010	JPM	PLN	314,500	(2,168)	0	(2,168)
Receive	6-Month PLN-WIBOR	6.860%	12/16/2010	BCLY		184,400	(1,299)	0	(1,299)
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	7,000	40	0	40
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		17,100	0	0	0

							$(6,169)	$(1,687)	$(4,482)

(g)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$136.000	11/21/2008	168	$2	$1
Call - CBOT U.S. Treasury 30-Year Bond December Futures	158.000	11/21/2008	270	5	4

				$7	$5

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 5.000% due 10/01/2023	$105.500	10/13/2008	$27,000	$3	$0
Call - OTC Freddie Mac 5.500% due 10/01/2038	85.000	10/07/2008	73,000	9	0
Call - OTC Freddie Mac 6.000% due 10/01/2038	107.000	10/07/2008	2,400	0	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	178,600	20	1

				$32	$1

(h)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	4,328	27,810	2,938
Closing Buys	0	0	0
Expirations	(4,328)	(27,810)	(2,938)
Exercised	0	0	0

Balance at 09/30/2008	0	$0	$0

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Freddie Mac	6.000%	10/01/2038	$2,400	$2,424	$2,428
U.S. Treasury Notes	2.500%	03/31/2013	16,850	16,618	16,613

				$19,042	$19,041

(6)	Market value includes $17 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2008	35

Schedule of Investments  Developing Local Markets Fund   (Cont.)

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	47,368	04/2009	$0	$(234)	$(234)
Sell	ARS	MSC	142,207	11/2008	974	0	974
Buy	BRL	BCLY	47,458	10/2008	108	(19)	89
Sell		BCLY	5,457	10/2008	158	0	158
Buy		HSBC	67,720	10/2008	588	0	588
Sell		HSBC	100,622	10/2008	2,549	0	2,549
Sell		JPM	9,100	10/2008	218	0	218
Buy		BCLY	54,456	12/2008	0	(4,931)	(4,931)
Buy		DUB	25	12/2008	0	(2)	(2)
Buy		HSBC	118,029	12/2008	0	(3,850)	(3,850)
Sell		HSBC	85,517	12/2008	2,706	0	2,706
Buy		JPM	37,793	12/2008	0	(708)	(708)
Sell		JPM	11,106	12/2008	1,131	0	1,131
Buy		MSC	28,321	12/2008	0	(1,634)	(1,634)
Sell		MSC	825,205	12/2008	57,843	0	57,843
Buy		UBS	48,033	12/2008	0	(970)	(970)
Sell		UBS	72,315	12/2008	2,112	0	2,112
Buy	CLP	DUB	1,316,040	12/2008	0	(298)	(298)
Sell		DUB	10,710,000	12/2008	697	0	697
Buy		HSBC	37,432,444	12/2008	0	(10,832)	(10,832)
Buy		JPM	10,053,906	12/2008	0	(1,019)	(1,019)
Buy		MLP	6,515,616	12/2008	0	(1,121)	(1,121)
Buy		MSC	43,071,261	12/2008	0	(12,649)	(12,649)
Buy		RBC	16,613,428	12/2008	0	(3,603)	(3,603)
Sell	CNY	BCLY	185,780	10/2008	124	0	124
Sell		BOA	34,280	10/2008	3	0	3
Buy		DUB	209,751	10/2008	0	(12)	(12)
Sell		DUB	117,712	10/2008	116	0	116
Buy		JPM	238,651	10/2008	62	0	62
Sell		JPM	110,630	10/2008	85	0	85
Buy		BCLY	148,290	12/2008	0	(245)	(245)
Buy		DUB	54,140	12/2008	0	(67)	(67)
Buy		CITI	191,516	03/2009	549	0	549
Sell		CITI	141,898	03/2009	632	0	632
Buy		HSBC	2,552	03/2009	9	0	9
Buy		JPM	151,883	03/2009	397	(134)	263
Sell		JPM	68,270	03/2009	152	0	152
Buy		MLP	79,981	03/2009	0	(1,013)	(1,013)
Buy		CITI	226,861	05/2009	0	(1,523)	(1,523)
Sell		DUB	68,150	05/2009	181	0	181
Buy		JPM	249,412	05/2009	0	(2,318)	(2,318)
Buy		MSC	32,455	05/2009	0	(268)	(268)
Buy		BCLY	37,490	07/2009	0	(109)	(109)
Buy		JPM	329,174	07/2009	0	(2,673)	(2,673)
Buy		DUB	211,200	09/2009	0	(641)	(641)
Buy		JPM	128,014	09/2009	135	0	135
Buy	COP	CITI	137,190,912	12/2008	0	(4,235)	(4,235)
Sell		CITI	24,305,964	12/2008	1,853	0	1,853
Buy		DUB	5,243,725	12/2008	0	(638)	(638)
Sell		DUB	21,000,000	12/2008	519	0	519
Sell		JPM	23,106,666	12/2008	1,286	0	1,286
Buy		MSC	42,145,815	12/2008	0	(3,969)	(3,969)
Sell		MSC	4,035,000	12/2008	358	0	358
Sell	CZK	BCLY	385,804	12/2008	1,075	0	1,075
Buy		DUB	802,340	12/2008	951	(1,882)	(931)
Sell		DUB	595,134	12/2008	1,140	0	1,140
Buy		HSBC	4,731,834	12/2008	1,280	(17,876)	(16,596)
Sell		HSBC	2,970,695	12/2008	16,865	0	16,865
Buy		MSC	3,934,135	12/2008	2,243	(6,365)	(4,122)
Buy		RBS	375,962	12/2008	0	(1,133)	(1,133)
Sell		UBS	415,152	12/2008	242	(99)	143
Buy		CITI	27,855	05/2009	0	(115)	(115)
Buy	EUR	CITI	41,440	10/2008	135	0	135
Buy		JPM	3,740	10/2008	0	(232)	(232)
Buy		UBS	37,700	10/2008	0	(2,102)	(2,102)
Sell		JPM	24,258	11/2008	968	0	968
Sell		HSBC	24,258	12/2008	789	0	789
Buy	GBP	BCLY	283	10/2008	0	(16)	(16)
Sell		UBS	17,255	11/2008	595	0	595
Buy	HKD	BCLY	1,397,197	10/2008	569	0	569
Buy		CSFB	2,002,799	10/2008	684	0	684
Buy		DUB	1,239,641	10/2008	552	0	552

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	HSBC	1,470,343	10/2008	$482	$0	$482
Sell		HSBC	2,711,202	10/2008	1	(591)	(590)
Sell		BCLY	38,772	03/2009	0	(6)	(6)
Sell		CITI	387,528	03/2009	0	(39)	(39)
Buy		HSBC	1,402,463	03/2009	152	0	152
Sell		HSBC	254,893	03/2009	0	(44)	(44)
Buy	HUF	BNP	8,127,215	11/2008	0	(3,861)	(3,861)
Sell		BNP	3,873,428	11/2008	2,908	0	2,908
Buy		HSBC	10,139,361	11/2008	0	(9,576)	(9,576)
Sell		HSBC	6,170,534	11/2008	2,087	0	2,087
Sell		JPM	809,092	11/2008	673	0	673
Buy		UBS	2,038,604	11/2008	0	(1,616)	(1,616)
Sell		UBS	4,022,753	11/2008	3,009	0	3,009
Sell		BCLY	1,168,329	12/2008	378	0	378
Buy		DUB	7,205,659	12/2008	0	(3,282)	(3,282)
Buy		HSBC	2,707,264	12/2008	0	(2,409)	(2,409)
Buy		MSC	2,471,311	12/2008	0	(1,870)	(1,870)
Buy		UBS	4,277,354	12/2008	0	(2,722)	(2,722)
Sell		UBS	1,854,347	12/2008	256	0	256
Sell		HSBC	683,953	05/2009	129	0	129
Buy	IDR	BCLY	852,254,491	10/2008	8	(2,100)	(2,092)
Sell		BCLY	83,970,000	10/2008	127	0	127
Sell		CITI	47,890,000	10/2008	0	(60)	(60)
Buy		DUB	440,627,000	10/2008	275	0	275
Buy		HSBC	563,943,000	10/2008	290	0	290
Buy		JPM	11,707,044	10/2008	3	0	3
Sell		JPM	246,833,000	10/2008	131	0	131
Buy		MLP	11,340,175	10/2008	20	0	20
Sell		MLP	73,010,110	10/2008	144	0	144
Sell		UBS	48,800,000	03/2009	0	(27)	(27)
Buy	ILS	BCLY	192,884	11/2008	6,180	(61)	6,119
Sell		BCLY	130,074	11/2008	1,167	0	1,167
Buy		HSBC	405,901	11/2008	6,294	(3,108)	3,186
Sell		HSBC	23,400	11/2008	0	(800)	(800)
Buy		MSC	70,710	11/2008	895	0	895
Buy		UBS	73,637	11/2008	285	(473)	(188)
Buy	INR	BCLY	1,694,065	11/2008	0	(3,531)	(3,531)
Sell		BCLY	468,100	11/2008	53	(19)	34
Buy		DUB	235,277	11/2008	0	(786)	(786)
Buy		HSBC	596,328	11/2008	0	(2,009)	(2,009)
Buy		JPM	1,959,944	11/2008	0	(5,075)	(5,075)
Buy		MLP	592,835	11/2008	0	(1,278)	(1,278)
Sell		MSC	406	11/2008	0	0	0
Buy		RBS	532,592	11/2008	0	(1,020)	(1,020)
Sell		RBS	462,300	11/2008	157	0	157
Sell	JPY	BCLY	2,562,411	10/2008	147	0	147
Sell		CITI	170,201	10/2008	0	(1)	(1)
Sell		CSFB	127,981	10/2008	0	(1)	(1)
Sell		DUB	28,788	10/2008	0	(5)	(5)
Buy		RBS	3,250,894	10/2008	0	(421)	(421)
Sell		UBS	388,186	10/2008	0	(4)	(4)
Sell		BCLY	3,254,484	11/2008	59	0	59
Buy	KWD	BCLY	3,711	04/2009	0	(420)	(420)
Buy	MXN	JPM	8,339	10/2008	0	(36)	(36)
Sell		UBS	8,339	10/2008	26	0	26
Buy		BCLY	29,204	11/2008	0	(207)	(207)
Sell		BCLY	1,925,063	11/2008	10,397	0	10,397
Buy		CITI	1,334,500	11/2008	0	(1,687)	(1,687)
Sell		CITI	1,276,114	11/2008	3,202	0	3,202
Buy		DUB	2,118,928	11/2008	0	(8,705)	(8,705)
Sell		DUB	1,000,101	11/2008	2,883	0	2,883
Buy		HSBC	315,373	11/2008	0	(1,598)	(1,598)
Sell		HSBC	159,610	11/2008	494	0	494
Buy		JPM	2,653,581	11/2008	0	(4,514)	(4,514)
Sell		JPM	167,969	11/2008	527	0	527
Buy		MSC	1,073,755	11/2008	0	(5,351)	(5,351)
Sell		MSC	8,406	11/2008	35	0	35
Buy		RBC	1,323,417	11/2008	0	(4,051)	(4,051)
Buy		UBS	58,423	11/2008	0	(387)	(387)
Sell		UBS	7,587	11/2008	30	0	30
Buy		CITI	1,003,752	05/2009	0	(2,734)	(2,734)
Buy		DUB	1,000,101	05/2009	0	(2,666)	(2,666)
Buy		JPM	126,001	05/2009	0	(414)	(414)
Buy	MYR	BCLY	168,411	11/2008	0	(3,291)	(3,291)
Sell		BCLY	32,955	11/2008	318	0	318

See Accompanying Notes	Semiannual Report	September 30, 2008	37

Schedule of Investments  Developing Local Markets Fund   (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	CITI	89,048	11/2008	$0	$(2,570)	$(2,570)
Buy		DUB	242,649	11/2008	0	(5,369)	(5,369)
Sell		DUB	50,828	11/2008	176	0	176
Sell		HSBC	31,964	11/2008	307	0	307
Buy		JPM	160,200	11/2008	0	(2,725)	(2,725)
Sell		JPM	78,658	11/2008	778	0	778
Sell		UBS	63,027	11/2008	613	0	613
Sell		JPM	1,057	02/2009	13	0	13
Sell		CITI	17,115	04/2009	0	(27)	(27)
Buy	PEN	CITI	28,920	01/2009	0	(394)	(394)
Buy		DUB	143,905	01/2009	0	(2,057)	(2,057)
Buy		JPM	83,569	01/2009	0	(1,445)	(1,445)
Sell		JPM	29,650	01/2009	151	0	151
Buy		MSC	39,233	01/2009	0	(715)	(715)
Sell	PHP	BCLY	1,337,149	11/2008	711	0	711
Sell		CITI	239,150	11/2008	0	(84)	(84)
Sell		DUB	1,003,809	11/2008	508	0	508
Buy		HSBC	2,458,000	11/2008	0	(3,402)	(3,402)
Buy		JPM	2,529,500	11/2008	0	(3,064)	(3,064)
Sell		JPM	345,836	11/2008	157	0	157
Buy		BCLY	556,700	02/2009	0	(577)	(577)
Buy		CITI	443,191	02/2009	0	(65)	(65)
Sell		CITI	236,400	02/2009	0	(21)	(21)
Buy		DUB	289,436	02/2009	0	(366)	(366)
Buy		HSBC	669,790	02/2009	0	(728)	(728)
Buy		JPM	943,458	02/2009	0	(750)	(750)
Buy		MLP	211,600	02/2009	0	(279)	(279)
Buy		MSC	747,800	02/2009	0	(847)	(847)
Buy		RBS	207,100	02/2009	0	(276)	(276)
Buy		LEH	141,200	12/2010	0	(154)	(154)
Sell		LEH	141,200	12/2010	0	(79)	(79)
Sell	PLN	BCLY	219,220	11/2008	14,648	0	14,648
Buy		BNP	25,791	11/2008	0	(945)	(945)
Buy		DUB	93,809	11/2008	0	(4,188)	(4,188)
Sell		DUB	69,572	11/2008	3,394	0	3,394
Buy		HSBC	547,337	11/2008	0	(18,785)	(18,785)
Sell		HSBC	240,187	11/2008	11,917	0	11,917
Buy		JPM	181,879	11/2008	0	(5,700)	(5,700)
Sell		JPM	137,108	11/2008	3,861	0	3,861
Buy		RBS	230,000	11/2008	0	(8,376)	(8,376)
Sell		RBS	48,770	11/2008	153	0	153
Buy		UBS	180,797	11/2008	0	(7,766)	(7,766)
Sell		UBS	65,808	11/2008	3,877	0	3,877
Buy		BNP	49,561	05/2009	0	(1,822)	(1,822)
Buy		HSBC	107,361	05/2009	0	(3,949)	(3,949)
Buy		JPM	955	05/2009	0	(31)	(31)
Buy		RBS	90,287	05/2009	0	(3,346)	(3,346)
Buy		UBS	129,330	05/2009	0	(4,632)	(4,632)
Sell	RON	BCLY	100,065	11/2008	1,921	0	1,921
Buy		BOA	64,511	11/2008	0	(814)	(814)
Sell		BOA	40,026	11/2008	642	0	642
Sell		CITI	36,848	11/2008	839	0	839
Buy		HSBC	29,457	11/2008	138	0	138
Buy		JPM	136,905	11/2008	0	(2,307)	(2,307)
Sell		JPM	17,704	11/2008	111	(10)	101
Sell		MSC	14,496	11/2008	17	0	17
Sell		UBS	35,708	11/2008	241	0	241
Sell		BCLY	61,111	01/2009	2,487	0	2,487
Buy		HSBC	20,733	01/2009	0	(1,173)	(1,173)
Buy		JPM	15,715	01/2009	0	(947)	(947)
Buy	RUB	BCLY	741,942	11/2008	0	(1,304)	(1,304)
Sell		BCLY	545,504	11/2008	513	0	513
Buy		DUB	352,810	11/2008	0	(1,186)	(1,186)
Buy		HSBC	650,909	11/2008	0	(1,533)	(1,533)
Sell		HSBC	2,035,011	11/2008	2,854	0	2,854
Buy		JPM	1,659,655	11/2008	0	(4,038)	(4,038)
Sell		JPM	261,677	11/2008	426	0	426
Sell		RBS	261,677	11/2008	426	0	426
Buy		UBS	1,349,697	11/2008	0	(2,662)	(2,662)
Buy		DUB	4,551	05/2009	0	(14)	(14)
Buy		HSBC	2,300,000	05/2009	0	(7,264)	(7,264)
Buy		JPM	918,453	05/2009	0	(3,239)	(3,239)
Buy		RBS	97,282	05/2009	0	(286)	(286)
Buy	SAR	BCLY	48,427	04/2009	0	(196)	(196)
Buy		HSBC	194	04/2009	0	0	0

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	BCLY	8,007	10/2008	$0	$(230)	$(230)
Sell		CITI	105,362	10/2008	222	0	222
Buy		CSFB	35,753	10/2008	0	(1,126)	(1,126)
Buy		DUB	20,390	10/2008	0	(732)	(732)
Buy		JPM	132,490	10/2008	0	(4,466)	(4,466)
Buy		RBS	25,131	10/2008	0	(747)	(747)
Buy		UBS	38,710	10/2008	0	(1,209)	(1,209)
Buy		BCLY	109,023	11/2008	0	(3,569)	(3,569)
Sell		BCLY	71,310	11/2008	571	0	571
Buy		BOA	107,710	11/2008	0	(4,165)	(4,165)
Buy		CITI	87,796	11/2008	0	(1,438)	(1,438)
Buy		CSFB	58,957	11/2008	0	(253)	(253)
Buy		DUB	113,391	11/2008	0	(3,824)	(3,824)
Sell		DUB	48,918	11/2008	635	0	635
Buy		HSBC	21,919	11/2008	0	(335)	(335)
Sell		HSBC	45,357	11/2008	369	0	369
Buy		JPM	121,422	11/2008	0	(2,539)	(2,539)
Sell		JPM	15,065	11/2008	204	0	204
Buy		MSC	3,382	11/2008	0	(110)	(110)
Buy		UBS	110,040	11/2008	0	(4,120)	(4,120)
Sell		UBS	1,363	11/2008	54	0	54
Buy		CITI	105,362	12/2008	0	(277)	(277)
Sell		HSBC	13,600	12/2008	505	0	505
Buy		JPM	154,577	12/2008	0	(573)	(573)
Sell		BCLY	7,102	04/2009	10	0	10
Buy		CITI	18,757	04/2009	0	(43)	(43)
Buy		DUB	71,292	04/2009	0	(465)	(465)
Buy		JPM	22,058	04/2009	0	(54)	(54)
Buy		DUB	569	07/2009	0	(21)	(21)
Sell		DUB	569	07/2009	22	0	22
Buy	SKK	CITI	1,226,735	10/2008	3,715	0	3,715
Sell		DUB	1,885,559	10/2008	2,708	0	2,708
Buy		HSBC	283,824	10/2008	0	(1,430)	(1,430)
Buy		JPM	176,258	10/2008	0	(791)	(791)
Sell		JPM	1,238,719	10/2008	2,631	0	2,631
Buy		MSC	2,191,684	10/2008	6,761	0	6,761
Buy		DUB	1,131,336	12/2008	0	(1,942)	(1,942)
Sell		HSBC	421,111	12/2008	901	0	901
Buy		JPM	185,580	12/2008	0	(315)	(315)
Buy		DUB	754,224	01/2009	0	(700)	(700)
Buy		JPM	754,224	01/2009	0	(727)	(727)
Buy		MSC	286,345	01/2009	0	(1,197)	(1,197)
Sell	THB	BCLY	852,084	10/2008	53	(107)	(54)
Sell		CITI	535,234	10/2008	0	(37)	(37)
Buy		DUB	1,925,665	10/2008	0	(641)	(641)
Buy		HSBC	2,240,938	10/2008	0	(769)	(769)
Sell		HSBC	302,379	10/2008	40	0	40
Buy		JPM	132,830	10/2008	53	0	53
Sell		JPM	2,438,077	10/2008	0	(318)	(318)
Sell		UBS	171,660	10/2008	0	(69)	(69)
Buy		JPM	2,011,077	03/2009	192	0	192
Buy		LEH	801,617	12/2010	520	0	520
Sell		LEH	801,617	12/2010	0	(24)	(24)
Buy	TRY	BCLY	45,247	12/2008	869	0	869
Sell		BCLY	27,499	12/2008	205	(202)	3
Buy		CITI	119,696	12/2008	701	(746)	(45)
Buy		DUB	19,077	12/2008	555	0	555
Buy		HSBC	198,364	12/2008	3,542	(393)	3,149
Sell		HSBC	9,512	12/2008	0	(124)	(124)
Buy		JPM	284,609	12/2008	929	(2,824)	(1,895)
Sell		JPM	9,520	12/2008	0	(131)	(131)
Buy		MSC	35,546	12/2008	834	0	834
Sell		RBS	9,526	12/2008	0	(135)	(135)
Buy		UBS	15,180	12/2008	16	(637)	(621)
Sell		UBS	22,132	12/2008	0	(283)	(283)
Buy		UBS	6,643	03/2009	0	(99)	(99)
Buy		LEH	19,202	12/2010	985	0	985
Sell		LEH	19,202	12/2010	0	(329)	(329)
Buy	TWD	BCLY	2,091,627	02/2009	0	(3,100)	(3,100)
Sell		BCLY	125,322	02/2009	36	0	36
Sell		BOA	160,700	02/2009	0	(1)	(1)
Buy		DUB	932,100	02/2009	0	(1,474)	(1,474)
Sell		DUB	916,920	02/2009	1,024	0	1,024
Sell		HSBC	799,625	02/2009	116	0	116
Buy		MLP	1,494,300	02/2009	0	(2,038)	(2,038)

See Accompanying Notes	Semiannual Report	September 30, 2008	39

Schedule of Investments  Developing Local Markets Fund   (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TWD	MSC	936,800	02/2009	$0	$(1,461)	$(1,461)
Buy		UBS	475,700	02/2009	0	(745)	(745)
Sell		UBS	1,395,829	02/2009	1,207	0	1,207
Sell	UAH	CITI	157,739	10/2008	19	0	19
Buy		CSFB	41,713	10/2008	0	(72)	(72)
Sell		CSFB	25,175	10/2008	58	0	58
Buy		DUB	166,751	10/2008	0	(287)	(287)
Sell		DUB	25,550	10/2008	0	(15)	(15)
Buy	ZAR	BCLY	1,675,146	12/2008	591	(2,319)	(1,728)
Sell		BCLY	561,147	12/2008	1,207	0	1,207
Buy		CITI	60,633	12/2008	61	0	61
Buy		HSBC	202,201	12/2008	27	(378)	(351)
Sell		HSBC	244,314	12/2008	1,765	0	1,765
Buy		JPM	1,175,542	12/2008	1,108	(1,263)	(155)
Sell		JPM	63,786	12/2008	7	0	7
Buy		UBS	577,602	12/2008	30	(2,486)	(2,456)
Sell		UBS	65,054	12/2008	7	0	7

					$235,799	$(345,803)	$(110,004)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$5,428,068	$13,737	$5,441,805
Short Sales, at value	0	(19,024)	0	(19,024)
Other Financial Instruments ++	(1,579)	(134,907)	0	(136,486)

Total	$(1,579)	$5,274,137	$13,737	$5,286,295

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$25,720	$13,885	$136	$11	$(1,544)	$(24,471)	$13,737
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$25,720	$13,885	$136	$11	$(1,544)	$(24,471)	$13,737

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

40	PIMCO Funds	See Accompanying Notes

Schedule of Investments Diversified Income Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 4.8%

Amadeus Global Travel Distribution S.A.
4.486% due 04/08/2013	$2,417	$1,936
4.986% due 04/08/2014	2,417	1,946

Berry Plastics Holding Corp.
9.791% due 06/05/2014	4,950	4,026

Biomet, Inc.
6.762% due 03/25/2015	4,962	4,584

Boc Group, Inc.
4.810% due 05/31/2014	2,475	2,110

Community Health Systems, Inc.
4.000% due 07/25/2014	449	395
5.060% due 07/25/2014	6,666	5,866
5.954% due 07/25/2014	2,121	1,866

CSC Holdings, Inc.
4.569% due 03/30/2013	5,885	5,212

Daimler Finance North America LLC
6.820% due 08/03/2012	12,870	8,742

Dex Media West LLC
7.000% due 10/13/2014	474	413
7.770% due 10/13/2014	526	459

FCI Connectors
4.237% due 03/09/2013	1,869	1,659

Georgia-Pacific Corp.
4.219% due 12/20/2012	590	523
4.551% due 12/20/2012	716	634
4.567% due 12/20/2012	8,252	7,313

Goodyear Tire & Rubber Co.
4.540% due 04/30/2014	3,000	2,553

Hawaiian Telcom Communications, Inc.
6.262% due 06/01/2014	958	667

HCA, Inc.
6.012% due 11/18/2013	10,521	9,252

Health Management Associates, Inc.
5.512% due 02/28/2014	3,772	3,197

Ineos Group Holdings PLC
4.885% due 10/07/2013	2,460	1,969
5.385% due 10/07/2014	2,460	2,104
5.727% due 10/07/2012	229	191
5.952% due 10/07/2012	1,276	1,065

Las Vegas Sands Corp.
4.560% due 05/23/2014	3,960	3,015
5.520% due 05/23/2014	1,000	761

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	7,869	5,619

MGM Mirage
3.409% due 10/03/2011	400	358
3.418% due 10/03/2011	200	179
3.437% due 10/03/2011	240	215
3.671% due 10/03/2011	600	518
3.737% due 10/03/2011	200	173
3.805% due 10/03/2011	160	114
4.010% due 10/03/2011	200	173

NRG Energy, Inc.
2.701% due 02/01/2013	1,579	1,396
4.196% due 02/01/2013	863	762
4.346% due 02/01/2013	158	140
5.262% due 02/01/2013	3,717	3,284

Polypore, Inc.
4.730% due 05/15/2014	4,455	4,143

RH Donnelley Corp.
6.750% due 06/30/2011	673	598
7.200% due 06/30/2011	146	129

Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014	1,109	940
6.071% due 10/10/2014	70	59

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.302% due 10/10/2014	$5,339	$4,525
7.262% due 10/10/2014	61	52

Thompson Learning, Inc.
6.200% due 07/05/2014	5,955	4,898

Tribune Co.
5.786% due 05/30/2014	4,691	2,498

Total Bank Loan Obligations (Cost $123,218)		103,231

CORPORATE BONDS & NOTES 49.7%

BANKING & FINANCE 22.9%

AES Red Oak LLC
8.540% due 11/30/2019	2,503	2,503

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	166

Allstate Life Global Funding II
3.461% due 05/21/2010	5,400	5,374

American General Finance Corp.
6.900% due 12/15/2017	5,000	2,322

American Honda Finance Corp.
4.500% due 05/26/2009	500	497

American International Group, Inc.
2.895% due 10/18/2011	4,900	2,910
5.850% due 01/16/2018	13,600	6,836

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,998

Banco Santander Chile
3.164% due 12/09/2009	5,000	4,910

Bank of America Corp.
4.750% due 08/01/2015	1,400	1,193
5.750% due 12/01/2017	8,000	6,795
8.000% due 12/29/2049	16,600	13,157
8.125% due 12/29/2049	10,600	8,577

BankAmerica Institutional Capital A
8.070% due 12/31/2026	500	429

Barclays Bank PLC
5.450% due 09/12/2012	11,600	11,577
7.700% due 04/29/2049	19,600	17,273

Bear Stearns Cos. LLC
6.400% due 10/02/2017	18,500	17,306
6.950% due 08/10/2012	6,500	6,572

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	488

C5 Capital SPV Ltd.
6.196% due 12/01/2049	200	194

C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,300	2,107

Calabash Re Ltd.
13.719% due 01/08/2010	1,000	1,033

Citigroup Capital XXI
8.300% due 12/21/2077	10,675	7,956

Citigroup, Inc.
5.300% due 10/17/2012	275	245
6.000% due 02/21/2012	650	602
8.400% due 04/29/2049	23,900	16,298

Columbia University
6.875% due 12/15/2015	500	570

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	2,857

ConocoPhillips Canada Funding Co. I
5.300% due 04/15/2012	2,800	2,840

Credit Suisse New York
5.000% due 05/15/2013	8,500	7,885

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DBS Bank Ltd.
3.027% due 05/16/2017	$5,000	$4,257

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	7,032	6,223

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,300	2,341

Export-Import Bank of China
4.875% due 07/21/2015	2,050	1,919
5.250% due 07/29/2014	6,625	6,636

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,825	1,497

First Empire Capital Trust II
8.277% due 06/01/2027	500	424

Forest City Enterprises, Inc.
6.500% due 02/01/2017	1,000	770
7.625% due 06/01/2015	375	302

Foundation Re II Ltd.
9.557% due 11/26/2010	1,800	1,789

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	1,400	1,379

General Electric Capital Corp.
2.910% due 04/10/2012	13,000	12,683
4.800% due 05/01/2013	400	365
5.450% due 01/15/2013	5,000	4,676
5.625% due 09/15/2017	525	451
5.875% due 02/15/2012	500	485

Goldman Sachs Group, Inc.
4.750% due 07/15/2013	1,225	1,057
5.250% due 10/15/2013	2,400	2,021
5.700% due 09/01/2012	165	142
6.150% due 04/01/2018	5,200	4,331
6.750% due 10/01/2037	14,200	9,484
7.350% due 10/01/2009	500	485

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	1,500	1,054

HBOS PLC
5.920% due 09/29/2049	7,500	4,427

HCP, Inc.
6.700% due 01/30/2018	5,000	4,201

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	2,900	2,799

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	360

HSBC Capital Funding LP
4.610% due 12/31/2049	4,700	4,022

HSBC Finance Corp.
4.750% due 07/15/2013	120	108

HSBC Holdings PLC
6.500% due 05/02/2036	5,300	4,392
6.500% due 09/15/2037	125	106

ICICI Bank Ltd.
5.750% due 01/12/2012	2,100	1,889

Intergas Finance BV
6.375% due 05/14/2017	2,700	1,951
6.875% due 11/04/2011	1,800	1,620

International Lease Finance Corp.
4.950% due 02/01/2011	4,700	3,478
6.625% due 11/15/2013	2,000	1,227

JPMorgan Chase & Co.
4.750% due 05/01/2013	1,900	1,770
6.000% due 01/15/2018	5,000	4,567

KRATON Polymers LLC
8.125% due 01/15/2014	1,860	1,088

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	825	107
2.951% due 05/25/2010 (a)	100	13

See Accompanying Notes	Semiannual Report	September 30, 2008	41

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Longpoint Re Ltd.
8.069% due 05/08/2010	$4,700	$4,783

MBNA Capital B
3.601% due 02/01/2027	3,000	2,450

Merna Reinsurance Ltd.
4.412% due 07/07/2010	20,000	18,978

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	2,000	1,930
6.050% due 08/15/2012	8,000	7,508
6.875% due 04/25/2018	10,300	9,128

MetLife, Inc.
5.375% due 12/15/2012	45	44

Mirage Resorts, Inc.
7.250% due 08/01/2017	1,400	973

Morgan Stanley
5.750% due 08/31/2012	4,400	3,106
5.950% due 12/28/2017	2,400	1,506
6.000% due 04/28/2015	16,100	10,968

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	1,818

Mystic Re Ltd.
9.111% due 12/05/2008	1,100	1,100
11.811% due 12/05/2008	850	850
12.811% due 06/07/2011	700	716

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	300	300
4.750% due 03/01/2014	750	716
7.250% due 03/01/2012	4,815	5,002

Petroleum Export Ltd.
4.623% due 06/15/2010	1,555	1,543
5.265% due 06/15/2011	5,737	5,709

Petroleum Export Ltd. II
6.340% due 06/20/2011	3,706	3,692

Rabobank Capital Funding II
5.260% due 12/31/2049	2,860	2,650

Rabobank Nederland NV
3.209% due 05/19/2010	9,600	9,578

Residential Reinsurance 2007 Ltd.
9.561% due 06/06/2011	1,250	1,265
10.061% due 06/07/2010	15,500	15,839

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	500	485

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	7,420	5,316
7.175% due 05/16/2013	2,350	1,998

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	12,900	12,037

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	1,679

Swiss Bank Corp. NY
7.000% due 10/15/2015	500	486

Teco Finance, Inc.
6.750% due 05/01/2015	7,050	6,784

Tenneco, Inc.
8.625% due 11/15/2014	1,675	1,340
10.250% due 07/15/2013	617	637

Textron Financial Corp.
2.892% due 01/11/2010	11,000	10,801

TNB Capital L Ltd.
5.250% due 05/05/2015	570	523

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	793
6.625% due 03/20/2017	4,400	2,871
7.500% due 07/18/2016	7,050	5,024

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	$3,300	$3,006

UBS AG
3.714% due 05/05/2010	4,700	4,682
5.750% due 04/25/2018	1,850	1,612
5.875% due 12/20/2017	5,400	4,803

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,358

UBS Preferred Funding Trust V
6.243% due 05/12/2049	2,500	1,928

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	262

Universal City Development Partners
11.750% due 04/01/2010	500	484

Universal City Florida Holding Co. I & II
8.375% due 05/01/2010	500	485

Ventas Realty LP
6.500% due 06/01/2016	400	380
6.750% due 04/01/2017	2,635	2,503
8.750% due 05/01/2009	500	503
9.000% due 05/01/2012	800	838

Vita Capital III Ltd.
3.891% due 01/01/2011	3,150	3,050

Wachovia Bank N.A.
3.704% due 05/14/2010	19,800	16,215

Wachovia Corp.
5.250% due 08/01/2014	500	307

Wells Fargo & Co.
4.375% due 01/31/2013	9,000	8,281
5.250% due 10/23/2012	15,780	15,160

Wells Fargo Capital X
5.950% due 12/15/2036	2,800	2,309

Wells Fargo Capital XIII
7.700% due 12/29/2049	400	349

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	985

		488,792

INDUSTRIALS 20.9%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	50,550	49,539

AES El Salvador Trust
6.750% due 02/01/2016	11,800	9,890

Alcoa, Inc.
5.550% due 02/01/2017	5,000	4,473

Allison Transmission, Inc.
11.000% due 11/01/2015	600	525

America Movil SAB de C.V.
5.500% due 03/01/2014	3,380	3,185
5.750% due 01/15/2015	15,400	14,551

AmeriGas Partners LP
7.125% due 05/20/2016	5,075	4,568
7.250% due 05/20/2015	500	458

ARAMARK Corp.
6.301% due 02/01/2015	1,525	1,342
8.500% due 02/01/2015	4,470	4,224

ArvinMeritor, Inc.
8.125% due 09/15/2015	6,410	4,968
8.750% due 03/01/2012	1,760	1,487

Atlantic Richfield Co.
8.530% due 02/27/2012	500	563

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	932

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Biomet, Inc.
10.000% due 10/15/2017	$3,550	$3,639
10.375% due 10/15/2017 (b)	750	746
11.625% due 10/15/2017	5,425	5,479

BW GAS Ltd.
6.625% due 06/28/2017	760	783

C8 Capital SPV Ltd.
6.640% due 12/29/2049	22,900	21,218
6.640% due 12/31/2049	6,100	5,719

CBS Corp.
5.625% due 08/15/2012	3,500	3,298

Celestica, Inc.
7.875% due 07/01/2011	1,100	1,073

Chart Industries, Inc.
9.125% due 10/15/2015	1,300	1,339

Charter Communications Operating LLC
8.375% due 04/30/2014	2,900	2,574

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,250	2,031

Cisco Systems, Inc.
5.500% due 02/22/2016	500	481

Citic Resources Finance Ltd.
6.750% due 05/15/2014	600	458

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	500	504

Colorado Interstate Gas Co.
6.800% due 11/15/2015	2,300	2,189

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	331

Comcast Cable Communications LLC
7.125% due 06/15/2013	2,130	2,153

Comcast Corp.
5.300% due 01/15/2014	2,000	1,834
5.900% due 03/15/2016	2,900	2,660
6.500% due 01/15/2015	100	96

Community Health Systems, Inc.
8.875% due 07/15/2015	4,200	4,011

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	550	525

Con-way, Inc.
7.250% due 01/15/2018	5,000	4,802

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	2,400	1,944

Cox Communications, Inc.
7.125% due 10/01/2012	725	739

CSC Holdings, Inc.
7.875% due 02/15/2018	5,389	4,769
8.125% due 08/15/2009	25	25

CSX Corp.
5.600% due 05/01/2017	5,000	4,362

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	971

DaVita, Inc.
7.250% due 03/15/2015	1,400	1,337

Delhaize America, Inc.
8.050% due 04/15/2027	600	589

Delta Air Lines, Inc.
7.379% due 05/18/2010	3,123	3,037

Dex Media West LLC
8.500% due 08/15/2010	2,500	2,219
9.875% due 08/15/2013	2,980	1,855

Dow Chemical Co.
6.000% due 10/01/2012	250	253

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Dynegy Holdings, Inc.
7.750% due 06/01/2019	$3,630	$2,922
8.375% due 05/01/2016	6,270	5,486

EchoStar DBS Corp.
5.750% due 10/01/2008	3,900	3,900
7.125% due 02/01/2016	4,600	3,715

El Paso Corp.
7.000% due 06/15/2017	4,500	4,040
7.750% due 06/15/2010	300	305

Embraer Overseas Ltd.
6.375% due 01/24/2017	1,400	1,299

Energy Transfer Partners LP
5.650% due 08/01/2012	4,400	4,280

Ferrellgas Partners LP
8.750% due 06/15/2012	4,120	3,543

First Data Corp.
9.875% due 09/24/2015	6,815	5,358

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	7,070	4,914

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	742

Gaz Capital S.A.
6.212% due 11/22/2016	6,750	5,337
7.288% due 08/16/2037	10,000	7,150
8.625% due 04/28/2034	4,740	4,432

Gazprom International S.A.
7.201% due 02/01/2020	9,539	8,626

Georgia-Pacific LLC
7.000% due 01/15/2015	800	732
7.125% due 01/15/2017	4,250	3,814
8.000% due 01/15/2024	1,995	1,766

GTL Trade Finance, Inc.
7.250% due 10/20/2017	3,300	3,167

HCA, Inc.
7.190% due 11/15/2015	1,700	1,366
9.125% due 11/15/2014	4,175	4,071
9.250% due 11/15/2016	590	575
9.625% due 11/15/2016 (b)	3,300	3,143

Health Management Associates, Inc.
6.125% due 04/15/2016	290	233

Hertz Corp.
8.875% due 01/01/2014	2,350	2,039

Hewlett-Packard Co.
6.500% due 07/01/2012	500	526

HJ Heinz Co.
6.428% due 12/01/2020	5,100	5,109

Hospira, Inc.
4.950% due 06/15/2009	500	498

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,800	981

Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,544

ISA Capital do Brasil S.A.
7.875% due 01/30/2012	900	866
8.800% due 01/30/2017	2,200	2,118

Kohl’s Corp.
6.250% due 12/15/2017	5,000	4,628

Kraft Foods, Inc.
6.500% due 08/11/2017	2,000	1,928

Kroger Co.
7.000% due 05/01/2018	5,000	4,957

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,689

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mandalay Resort Group
9.375% due 02/15/2010	$1,534	$1,419

Marathon Global Funding Corp.
6.000% due 07/01/2012	500	509

Marks & Spencer PLC
6.250% due 12/01/2017	5,000	4,178

Masco Corp.
6.125% due 10/03/2016	5,000	4,351

McKesson Corp.
5.700% due 03/01/2017	5,000	4,727

MGM Mirage
7.500% due 06/01/2016	2,820	2,073

Miller Brewing Co.
5.500% due 08/15/2013	1,000	988

Nalco Co.
8.875% due 11/15/2013	400	401

New Albertson’s, Inc.
6.570% due 02/23/2028	800	636
7.450% due 08/01/2029	5,100	4,552
7.750% due 06/15/2026	2,150	1,983

Norampac Industries, Inc.
6.750% due 06/01/2013	1,170	883

Nortel Networks Ltd.
10.125% due 07/15/2013	7,750	4,979
10.750% due 07/15/2016	2,100	1,297

Northwest Airlines, Inc.
7.626% due 04/01/2010	1,013	912

Northwest Pipeline GP
7.000% due 06/15/2016	5,000	4,967

Novelis, Inc.
7.250% due 02/15/2015	661	578

Pemex Project Funding Master Trust
4.119% due 06/15/2010	700	690
9.375% due 12/02/2008	1	1

Petrobras International Finance Co.
6.125% due 10/06/2016	500	474

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	6,000	3,255

Quebecor Media, Inc.
7.750% due 03/15/2016	4,150	3,652

Qwest Communications International, Inc.
7.500% due 02/15/2014	11,225	9,766

RH Donnelley Corp.
8.875% due 10/15/2017	600	207

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	955

Rogers Cable, Inc.
6.750% due 03/15/2015	1,800	1,767

Rowan Cos., Inc.
5.880% due 03/15/2012	2,225	2,356

SandRidge Energy, Inc.
8.000% due 06/01/2018	3,725	3,222

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	2,672

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	481

SemGroup LP
8.750% due 11/15/2015 (a)	5,150	541

Sensata Technologies BV
8.000% due 05/01/2014	2,940	2,499

Station Casinos, Inc.
7.750% due 08/15/2016	1,450	794

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sungard Data Systems, Inc.
9.125% due 08/15/2013	$3,400	$3,077

Tesco PLC
5.500% due 11/15/2017	9,250	8,291

Tesoro Corp.
6.250% due 11/01/2012	190	167

Time Warner Cable, Inc.
5.850% due 05/01/2017	1,350	1,191

Time Warner, Inc.
6.875% due 05/01/2012	2,625	2,604

TRW Automotive, Inc.
7.000% due 03/15/2014	4,235	3,515
7.250% due 03/15/2017	2,200	1,749

Tyco International Group S.A.
6.375% due 10/15/2011	445	449
6.750% due 02/15/2011	500	508

United Airlines, Inc.
6.201% due 12/31/2049 (a)	157	152
7.336% due 01/02/2021	452	314
7.730% due 01/01/2012	507	501
10.850% due 02/19/2015 (a)	1,016	481

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,074
6.250% due 01/23/2017	3,700	3,474
8.250% due 01/17/2034	4,025	4,216

Valero Energy Corp.
6.125% due 06/15/2017	8,045	7,543
6.875% due 04/15/2012	1,550	1,593

Verso Paper Holdings LLC
9.125% due 08/01/2014	2,400	2,076

Viacom, Inc.
6.250% due 04/30/2016	5,000	4,507

Vitro SAB de C.V.
8.625% due 02/01/2012	3,500	2,783
9.125% due 02/01/2017	8,873	5,812

Walt Disney Co.
6.200% due 06/20/2014	500	519
6.375% due 03/01/2012	640	676

Williams Cos., Inc.
7.625% due 07/15/2019	925	912

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	3,070	2,633

XTO Energy, Inc.
7.500% due 04/15/2012	3,500	3,669

Yum! Brands, Inc.
6.250% due 03/15/2018	5,000	4,644

		447,442

UTILITIES 5.9%

AES Corp.
8.000% due 10/15/2017	3,575	3,244

AT&T Corp.
7.300% due 11/15/2011	947	984

Beaver Valley II Funding
9.000% due 06/01/2017	295	316

Cablevision Systems Corp.
4.238% due 03/30/2013	15	13
4.569% due 03/30/2013	15	13

Carolina Power & Light Co.
5.125% due 09/15/2013	750	750

CenturyTel, Inc.
6.000% due 04/01/2017	5,000	4,375

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	662

See Accompanying Notes	Semiannual Report	September 30, 2008	43

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Consumers Energy Co.
5.000% due 02/15/2012	$1,500	$1,444

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,472

Dominion Resources, Inc.
5.700% due 09/17/2012	260	258

Duke Energy Carolinas LLC
4.500% due 04/01/2010	1,250	1,259
5.300% due 10/01/2015	1,500	1,448
5.625% due 11/30/2012	225	228

Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015	9,000	9,836

Enel Finance International S.A.
5.700% due 01/15/2013	4,850	4,904

Energy Future Holdings Corp.
10.875% due 11/01/2017	6,725	6,103

FCI Connectors
4.200% due 03/09/2013	35	31

Frontier Communications Corp.
7.000% due 11/01/2025	400	246
7.875% due 01/15/2027	1,750	1,321

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	4,000	820

Homer City Funding LLC
8.734% due 10/01/2026	3,744	3,819

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	4,125	4,166

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	4,000	3,800

KT Corp.
4.875% due 07/15/2015	3,000	2,666

Majapahit Holding BV
7.250% due 10/17/2011	7,600	7,356
7.250% due 06/28/2017	400	354
7.750% due 10/17/2016	600	513
7.875% due 06/29/2037	400	298

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	298

Midwest Generation LLC
8.560% due 01/02/2016	355	365

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	882

Nevada Power Co.
5.875% due 01/15/2015	450	427
6.500% due 05/15/2018	6,050	5,735

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,321

Nextel Communications, Inc.
7.375% due 08/01/2015	4,625	3,054

NRG Energy, Inc.
7.375% due 02/01/2016	3,675	3,317
7.375% due 01/15/2017	330	301

Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	1,500	1,526

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	504

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	3,600	3,385

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,221

PSEG Power LLC
5.500% due 12/01/2015	900	813
6.950% due 06/01/2012	270	276

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Qwest Corp.
6.500% due 06/01/2017	$1,000	$805
7.250% due 09/15/2025	2,250	1,688
7.250% due 10/15/2035	1,365	976
7.500% due 06/15/2023	1,800	1,422
7.625% due 06/15/2015	1,250	1,094
8.875% due 03/15/2012	2,190	2,157

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	470	406

Reliant Energy, Inc.
6.750% due 12/15/2014	3,850	3,311
7.625% due 06/15/2014	3,725	2,812
7.875% due 06/15/2017	5,450	4,060

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,601

Sprint Capital Corp.
8.375% due 03/15/2012	850	766

Sprint Nextel Corp.
6.000% due 12/01/2016	5,200	4,010

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015	1,850	1,754

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	13,050	9,298

Verizon Communications, Inc.
5.250% due 04/15/2013	200	193
5.550% due 02/15/2016	400	369

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	462

Verizon New York, Inc.
6.875% due 04/01/2012	25	25

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	491

Virginia Electric and Power Co.
4.750% due 03/01/2013	245	236

		125,060

Total Corporate Bonds & Notes (Cost $1,229,628)		1,061,294

MUNICIPAL BONDS & NOTES 1.7%

Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	875

Arkansas State Northern Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	100	65

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	100	92

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	596

Chino Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2006
0.000% due 08/01/2023	850	321

Clovis, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2020	500	253

Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	500	505

East Bay, California Municipal Utility District Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 06/01/2032	8,415	7,957

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	$500	$427

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	2,300	1,958

Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	400	387

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	980	683
5.750% due 06/01/2047	800	589

Indiana State University Revenue Bonds, Series 2008
5.000% due 06/01/2038	600	555

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	498

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	900	851

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	400	381

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	1,800	1,653
5.000% due 07/01/2044	5,000	4,478

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	700	631
4.500% due 07/01/2023	800	707
4.500% due 07/01/2024	1,100	962

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	700	607

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	800	551
5.000% due 06/01/2041	130	82

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	700	648

New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	512

North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	600	557

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	4,000	3,029

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	468

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	450	319

University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	600	543

University of California Revenue Bonds, (FSA/FGIC Insured), Series 2007
5.000% due 05/15/2037	200	177
5.000% due 05/15/2041	400	362

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2036	700	656

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State General Obligation Bonds, Series 2008
5.000% due 01/01/2033	$400	$372

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	2,200	1,946

Total Municipal Bonds & Notes (Cost $40,188)		36,253

U.S. GOVERNMENT AGENCIES 20.9%

Fannie Mae
3.198% due 10/18/2030	16	15
3.707% due 03/25/2017	92	91
4.000% due 08/01/2018 - 08/01/2020 (g)	3,784	3,664
4.278% due 03/01/2044 (g)	149	149
4.500% due 02/01/2035 - 08/01/2035 (g)	2,107	1,998
5.000% due 12/01/2013 - 09/01/2038 (g)	28,553	27,995
5.000% due 02/25/2017 - 11/01/2038	54,511	53,058
5.133% due 04/01/2036 (g)	401	404
5.168% due 12/01/2036 (g)	221	222
5.280% due 03/01/2036 (g)	376	377
5.500% due 12/01/2032 - 07/01/2038 (g)	97,162	97,075
5.500% due 10/01/2038	223,000	222,129
5.820% due 09/01/2031 (g)	28	28
6.000% due 04/01/2016 - 10/01/2038	15,441	15,627
6.000% due 01/01/2023 (g)	75	76
6.061% due 02/01/2035 (g)	259	260
6.260% due 03/01/2011 (g)	378	387
6.500% due 08/01/2011 (g)	40	42
6.500% due 06/25/2028 - 12/01/2029	189	198
6.850% due 12/18/2027	216	224

Federal Farm Credit Bank
7.561% due 11/29/2049	500	322

Federal Home Loan Bank
4.060% due 08/25/2009	247	247

Freddie Mac
2.718% due 02/15/2019	6,581	6,416
2.988% due 09/15/2030	52	51
4.278% due 10/25/2044 - 02/25/2045	286	274
4.478% due 07/25/2044	444	405
5.000% due 06/15/2016 - 09/15/2024	803	806
5.314% due 05/01/2023	29	30
5.500% due 03/15/2017 - 09/15/2017	3,032	3,090
6.500% due 07/25/2043	19	20
7.000% due 06/15/2013	33	36
7.500% due 06/01/2024	7	8

Ginnie Mae
3.956% due 09/16/2021	352	350
4.045% due 07/16/2020	663	660
4.385% due 08/16/2030	1,397	1,394
4.500% due 08/15/2033 (g)	44	42
5.125% due 11/20/2023 - 11/20/2027 (g)	71	72
5.125% due 11/20/2026	20	20
5.149% due 06/16/2023	148	149
5.375% due 03/20/2026 - 05/20/2026 (g)	75	76
5.625% due 07/20/2026 (g)	39	39
6.569% due 09/16/2026	975	1,012
8.000% due 03/20/2030 (g)	86	94
8.500% due 07/20/2030 - 03/20/2031	18	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.250% due 12/20/2019 - 06/20/2021	$20	$22
9.500% due 07/15/2009 - 12/20/2020	6	7
10.000% due 07/15/2013	11	12

New Valley Generation I
7.299% due 03/15/2019	792	896

Private Export Funding Corp.
4.550% due 05/15/2015	750	747

Small Business Administration
4.340% due 03/01/2024	246	232
4.504% due 02/10/2014	82	79
5.130% due 09/01/2023	46	46
5.886% due 09/01/2011	250	253
6.030% due 02/10/2012	1,317	1,338
6.900% due 12/01/2020	914	950
7.150% due 03/01/2017	389	402
7.300% due 05/01/2017	268	277
7.640% due 03/01/2010	15	15

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,016

Total U.S. Government Agencies (Cost $443,412)		445,944

MORTGAGE-BACKED SECURITIES 7.4%

Adjustable Rate Mortgage Trust
4.988% due 01/25/2035	9,049	8,482
5.415% due 01/25/2036	714	605

American Home Mortgage Assets
3.417% due 10/25/2046	2,116	825

American Home Mortgage Investment Trust
5.660% due 09/25/2045	517	352

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	2,900	2,472
5.936% due 02/10/2051	4,400	3,772

Banc of America Funding Corp.
5.756% due 03/20/2036	548	441

Banc of America Mortgage Securities, Inc.
4.519% due 07/25/2034	602	566
5.436% due 02/25/2036	197	172

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	9,294	8,652
4.734% due 01/25/2034	18	17
4.837% due 01/25/2034	42	39
5.010% due 01/25/2035	128	115
5.474% due 05/25/2047	1,613	1,359
5.600% due 02/25/2033	94	88
5.732% due 02/25/2036	546	417
6.752% due 02/25/2033	10	10

Bear Stearns Alt-A Trust
3.427% due 12/25/2046	371	113
5.370% due 05/25/2035	130	110
5.471% due 08/25/2036	700	387
5.504% due 09/25/2035	2,556	2,062

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	500	511

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	66	66

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	1,200	1,029

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	209	199
4.683% due 08/25/2035	679	513
6.014% due 09/25/2037	2,691	1,882

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	657	635

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	$4,400	$3,821

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	3,183	1,941
3.398% due 07/20/2046	1,579	975
3.437% due 08/25/2046	446	183
3.468% due 09/20/2046	600	244
3.537% due 11/20/2035	639	409
3.855% due 12/25/2035	806	492
5.417% due 10/25/2035	490	423
5.750% due 03/25/2037	500	344
6.000% due 10/25/2032	5	4

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	318	206
3.507% due 04/25/2046	590	242
4.723% due 02/25/2034	2,192	2,111
4.822% due 04/20/2035	1,457	1,325
7.047% due 10/19/2032	8	8

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	500	420
5.681% due 02/15/2039	5,000	4,657

CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036	11,500	10,968
5.014% due 06/25/2033	947	926
5.435% due 09/15/2034	486	476

CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	800	595

Denver Arena Trust
6.940% due 11/15/2019	278	268

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018	559	530
5.500% due 12/25/2035	700	465
5.588% due 10/25/2035	476	311
6.300% due 07/25/2036	700	494

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	351	345

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	954

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	11,715

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	1,328	1,297

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	2,587	2,325
6.624% due 05/03/2018	600	629

GSR Mortgage Loan Trust
5.178% due 01/25/2036	665	584
5.346% due 11/25/2035	504	425

Homebanc Mortgage Trust
5.804% due 04/25/2037	565	459

Indymac Index Mortgage Loan Trust
3.447% due 07/25/2035	193	126
3.477% due 06/25/2037	665	280

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	14,800	14,040
5.336% due 05/15/2047	2,100	1,812
5.506% due 12/12/2044	4,985	4,648
5.794% due 02/12/2051	2,700	2,292
5.937% due 02/12/2049	1,600	1,367

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	3,300	2,776

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.658% due 10/15/2017	2,609	2,431

MASTR Adjustable Rate Mortgages Trust
3.447% due 05/25/2037	540	315
3.547% due 05/25/2047	500	179

See Accompanying Notes	Semiannual Report	September 30, 2008	45

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.137% due 08/25/2034	$202	$185
5.255% due 11/25/2033	82	83

MASTR Alternative Loans Trust
3.607% due 03/25/2036	1,245	684

Merrill Lynch Alternative Note Asset
5.648% due 06/25/2037	619	394

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	600	503

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	3,145	2,557

MLCC Mortgage Investors, Inc.
4.352% due 10/25/2035	4,757	4,445

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	8,697
5.692% due 04/15/2049	1,200	1,022
5.809% due 12/12/2049	4,200	3,589

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	246	211

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	384

Provident Funding Mortgage Loan Trust
4.498% due 08/25/2033	557	541

Residential Accredit Loans, Inc.
3.437% due 05/25/2037	862	294
5.714% due 02/25/2036	450	328

Residential Asset Securitization Trust
3.607% due 01/25/2046	2,681	1,668

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	688	592

Salomon Brothers Mortgage Securities VII, Inc.
3.707% due 05/25/2032	81	76

Structured Adjustable Rate Mortgage Loan Trust
5.344% due 01/25/2035	1,018	745
6.000% due 03/25/2036	484	322

Structured Asset Mortgage Investments, Inc.
3.427% due 05/25/2036	3,687	2,273
3.467% due 05/25/2046	551	231

Structured Asset Securities Corp.
4.763% due 06/25/2033	1,345	1,222

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	2,325	2,057

Wachovia Mortgage Loan Trust LLC
5.447% due 10/20/2035	514	436

WaMu Mortgage Pass-Through Certificates
3.555% due 02/25/2047	1,780	937
3.605% due 06/25/2047	632	274
3.747% due 12/25/2027	507	437
3.855% due 08/25/2046	1,074	612
3.948% due 02/27/2034	23	21
4.255% due 06/25/2042	18	17
4.559% due 06/25/2033	367	358
5.468% due 02/25/2037	1,780	1,497

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.615% due 04/25/2047	837	379
3.625% due 04/25/2047	797	340
3.695% due 05/25/2047	789	376

Washington Mutual MSC Mortgage Pass-Through Certificates
6.044% due 02/25/2033	7	7

Wells Fargo Mortgage-Backed Securities Trust
3.707% due 07/25/2037	1,192	1,040
4.992% due 12/25/2034	1,214	1,104
5.594% due 07/25/2036	719	581

Total Mortgage-Backed Securities (Cost $171,521)		159,247

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 1.4%

Aurum CLO 2002-1 Ltd.
3.221% due 04/15/2014	$4,567	$4,422

Chase Issuance Trust
3.138% due 11/15/2011	1,000	992

Countrywide Asset-Backed Certificates
3.317% due 10/25/2046	59	57

CPL Transition Funding LLC
6.250% due 01/15/2017	750	746

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	769

Ford Credit Auto Owner Trust
3.388% due 01/15/2011	4,000	3,958

GSAA Trust
3.507% due 03/25/2037	700	282
3.507% due 05/25/2047	700	270

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	638

JPMorgan Mortgage Acquisition Corp.
3.267% due 04/25/2037	336	309

Lehman XS Trust
3.437% due 06/25/2046	715	294

Morgan Stanley Mortgage Loan Trust
3.567% due 04/25/2037	700	354
5.726% due 10/25/2036	500	399

Public Service New Hampshire Funding LLC
5.730% due 11/01/2010	31	31

SLM Student Loan Trust
2.780% due 04/25/2014	1,256	1,246
2.950% due 01/25/2017	492	486
4.173% due 04/25/2023	13,900	13,952

Total Asset-Backed Securities (Cost $29,959)		29,205

SOVEREIGN ISSUES 7.3%

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,531
8.250% due 09/19/2027	570	621

Brazilian Government International Bond
8.750% due 02/04/2025	2,830	3,332
8.875% due 10/14/2019	8,400	9,870
8.875% due 04/15/2024	2,157	2,583

China Development Bank
5.000% due 10/15/2015	500	472

Colombia Government International Bond
7.375% due 01/27/2017	7,800	8,190
7.375% due 09/18/2037	3,900	3,914
8.250% due 12/22/2014	5,200	5,668
10.375% due 01/28/2033	275	375
10.750% due 01/15/2013	8,800	10,351
11.750% due 02/25/2020	725	1,006

Croatia Government International Bond
3.938% due 07/31/2010	56	55

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,036
10.250% due 11/08/2011	1,000	1,115

Hong Kong Government International Bond
5.125% due 08/01/2014	750	751

Indonesia Government International Bond
6.875% due 03/09/2017	5,700	5,244

Korea Development Bank
2.919% due 10/31/2008	500	500
3.092% due 11/22/2012	7,500	7,281
3.186% due 10/20/2009	1,600	1,601

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.300% due 01/17/2013		$700	$696
5.750% due 09/10/2013		385	355

Korea Expressway Corp.
4.875% due 04/07/2014		1,540	1,429
5.125% due 05/20/2015		750	689

Malaysia Government International Bond
8.750% due 06/01/2009		255	263

Mexico Government International Bond
8.000% due 09/24/2022		45	52

Panama Government International Bond
7.250% due 03/15/2015		2,325	2,424
8.875% due 09/30/2027		2,600	3,159
9.375% due 04/01/2029		1,705	2,123

Peru Government International Bond
6.550% due 03/14/2037		320	295
8.375% due 05/03/2016		3,870	4,141
8.750% due 11/21/2033		1,000	1,195

Philippine Government International Bond
6.375% due 01/15/2032		14,900	13,876
7.750% due 01/14/2031		1,100	1,160

Poland Government International Bond
4.000% due 10/27/2024		55	52

Russia Government International Bond
7.500% due 03/31/2030		9,432	9,670

South Africa Government International Bond
5.875% due 05/30/2022		750	638
6.500% due 06/02/2014		7,500	7,369
7.375% due 04/25/2012		2,730	2,802

Ukraine Government International Bond
7.650% due 06/11/2013		9,975	8,329

Uruguay Government International Bond
7.625% due 03/21/2036		1,000	955
8.000% due 11/18/2022		9,471	9,519
9.250% due 05/17/2017		100	113

Venezuela Government International Bond
3.791% due 04/20/2011		1,500	1,233
6.000% due 12/09/2020		6,200	3,549
8.500% due 10/08/2014		2,000	1,580
10.750% due 09/19/2013		80	74

Vietnam Government International Bond
4.000% due 03/12/2028		10,000	6,885
6.875% due 01/15/2016		3,000	2,865

Total Sovereign Issues (Cost $164,983)			155,986

FOREIGN CURRENCY-DENOMINATED ISSUES 16.1%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	880

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	1,500	2,123

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	3,866

BCM Ireland Finance Ltd.
9.965% due 08/15/2016		2,400	2,593

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	5,892

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	4,000	3,198
6.000% due 08/15/2024		26,700	21,570
6.000% due 05/15/2045		4,000	3,049

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		86,119	40,205
10.000% due 01/01/2017		31,740	13,291

Brazilian Government International Bond
12.500% due 01/05/2016		1,000	548
12.500% due 01/05/2022		5,200	2,815

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	$4,683

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	2,331

Codere Finance Luxembourg S.A.
8.250% due 06/15/2015		1,500	1,584

Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	4,806

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,480

Eircom Group PLC
6.881% due 08/15/2014		1,750	2,184
7.131% due 08/15/2015		1,750	2,194

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,481

Gaz Capital S.A.
5.440% due 11/02/2017	EUR	200	200
5.875% due 06/01/2015		14,000	14,930
7.800% due 09/27/2010		3,500	4,766

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	4,840

Green Valley Ltd.
8.562% due 01/10/2011		1,300	1,826

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	1,746

HBOS PLC
4.875% due 03/29/2049	EUR	3,480	3,313

HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,159

Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	1,424

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	1,914

JSG Holding PLC
6.390% due 01/12/2013	EUR	157	194
6.408% due 01/12/2013		92	113
6.408% due 11/29/2013		32	40
6.640% due 01/12/2014		225	278
6.658% due 01/12/2014		107	133
6.658% due 02/18/2015		528	654
6.834% due 01/12/2013		322	398
6.839% due 01/12/2013		215	265
6.848% due 01/12/2013		430	530
6.996% due 02/18/2014		752	927
7.084% due 01/12/2014		112	139
7.088% due 01/12/2014		225	278
7.098% due 01/12/2014		384	475
7.131% due 01/12/2014		127	158
7.246% due 11/29/2014		135	167
7.267% due 11/29/2014		157	195

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	2,250	$1,932

Mexican Bonos
7.250% due 12/15/2016	MXN	52,000	4,438
8.000% due 12/17/2015		121,000	10,820

Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	2,144

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	930

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	943

Nordic Telephone Co. Holdings ApS
6.386% due 11/30/2013	EUR	2,991	3,901
6.636% due 11/30/2014		3,581	4,700
8.250% due 05/01/2016		3,300	3,902

OI European Group BV
6.875% due 03/31/2017		820	993

PagesJaunes Groupe
6.260% due 01/11/2014		4,000	4,698

Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	15,250

Punch Taverns Finance PLC
6.468% due 04/15/2033	GBP	7,300	7,763

Pylon Ltd.
6.469% due 12/18/2008	EUR	1,500	2,099

QBE International Holdings PLC
9.535% due 08/03/2020	AUD	3,000	2,322

Republic of Germany
3.750% due 01/04/2017	EUR	20,000	27,692
4.750% due 07/04/2028		7,900	11,296

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	2,963

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	2,376
9.644% due 04/06/2011		3,129	4,945

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,365

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	100,000	937
1.464% due 12/31/2049		100,000	915
4.375% due 10/27/2014	EUR	3,500	4,817

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	138,600	12,301

Unitymedia Hessen GmbH & Co. KG
7.836% due 04/15/2013	EUR	2,825	3,540

UPC Broadband Holding BV
6.513% due 12/31/2014		6,456	7,397

UPC Holding BV
7.750% due 01/15/2014		2,300	2,631

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Uruguay Government International Bond
3.700% due 06/26/2037 (d)	UYU	23,365	$827
5.000% due 09/14/2018 (d)		32,608	1,559
6.875% due 01/19/2016	EUR	13,000	17,798

Veolia Environnement
4.875% due 05/28/2013		3,460	4,721

Virgin Media Finance PLC
8.750% due 04/15/2014		2,300	2,501

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	2,947

Total Foreign Currency-Denominated Issues (Cost $384,741)			346,198

SHORT-TERM INSTRUMENTS 11.8%

COMMERCIAL PAPER 2.1%

Federal Home Loan Bank
0.100% due 10/07/2008		$44,300	44,299

REPURCHASE AGREEMENTS 6.3%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		128,600	128,600
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $131,031. Repurchase proceeds are $128,601.)

State Street Bank and Trust Co.
1.000% due 10/01/2008		6,687	6,687
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 0.000% due 10/01/2008 valued at $6,825. Repurchase proceeds are $6,687.)

			135,287

U.S. TREASURY BILLS 3.4%
1.255% due 11/28/2008 - 12/26/2008 (c)(e)(f)		72,240	71,743

Total Short-Term Instruments (Cost $251,655)			251,329

PURCHASED OPTIONS (j) 0.6%
(Cost $10,412)			12,253

Total Investments 121.7% (Cost $2,849,717)			$2,600,940

Written Options (k) (0.2%) (Premiums $3,081)			(3,327)

Other Assets and Liabilities (Net) (21.5%)			(460,914)

Net Assets 100.0%			$2,136,699

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $62,306 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $1,693 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $16,172 at a weighted average interest rate of 2.965%. On September 30, 2008, securities valued at $133,001 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2008	47

Schedule of Investments  Diversified Income Fund  (Cont.)

(h)	Cash of $19,661 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	20	$79
90-Day Eurodollar December Futures	Long	12/2008	423	(302)
90-Day Eurodollar December Futures	Long	12/2009	10,328	3,341
Euro-Bobl December Futures	Long	12/2008	22	24
Euro-Bund 10-Year Bond December Futures	Long	12/2008	168	150
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,892	(906)

				$2,386

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc. 5.550% due 02/01/2017	(0.560%)	03/20/2017	BOA	1.658%	$5,000	$353	$0	$353
American General Finance Corp. 6.900% due 12/15/2017	(1.370%)	12/20/2017	MLP	9.139%	2,500	1,103	0	1,103
American General Finance Corp. 6.900% due 12/15/2017	(1.300%)	12/20/2017	RBS	9.139%	2,500	1,109	0	1,109
American International Group, Inc. 6.250% due 05/01/2036	(5.000%)	03/20/2013	DUB	14.972%	2,200	568	462	106
Argentina Government International Bond 8.280% due 12/31/2033	(3.700%)	08/20/2016	BCLY	9.904%	2,000	532	0	532
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(1.500%)	12/20/2017	RBS	1.400%	5,000	(37)	0	(37)
CenturyTel, Inc. 6.000% due 04/01/2017	(0.595%)	06/20/2017	BOA	1.678%	5,000	361	0	361
Con-way, Inc. 7.250% due 01/15/2018	(1.834%)	03/20/2018	BOA	2.500%	5,000	212	0	212
CSX Corp. 5.600% due 05/01/2017	(0.880%)	06/20/2017	UBS	1.549%	5,000	224	0	224
Cytec Industries, Inc. 6.000% due 10/01/2015	(1.000%)	12/20/2015	DUB	0.866%	1,000	(9)	0	(9)
HCP, Inc. 6.700% due 01/30/2018	(1.227%)	03/20/2018	BOA	3.382%	5,000	666	0	666
International Lease Finance Corp. 6.625% due 11/15/2013	(1.540%)	12/20/2013	BCLY	8.310%	2,000	442	0	442
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.500%)	12/20/2017	BNP	1.400%	1,000	63	0	63
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.540%)	12/20/2017	DUB	1.400%	4,000	242	0	242
Knight, Inc. 6.500% due 09/01/2012	(1.530%)	03/20/2011	DUB	1.249%	4,000	(28)	0	(28)
Kohl’s Corp. 6.250% due 12/15/2007	(0.786%)	12/20/2017	BOA	1.298%	5,000	179	0	179
Korea Development Bank 5.750% due 09/10/2013	(0.940%)	03/20/2013	MSC	3.371%	2,700	250	0	250
Kraft Foods, Inc. 6.500% due 08/11/2017	(0.590%)	09/20/2017	DUB	1.008%	2,000	59	0	59
Kroger Co. 7.000% due 05/01/2018	(0.550%)	06/20/2018	JPM	0.683%	5,000	50	0	50
Ltd. Brands, Inc. 6.125% due 12/01/2012	(2.410%)	09/20/2017	GSC	3.100%	2,000	81	0	81
Marks & Spencer PLC 6.250% due 12/01/2017	(0.950%)	12/20/2017	RBS	2.926%	5,000	637	0	637
Masco Corp. 6.125% due 10/03/2016	(0.915%)	12/20/2016	CSFB	2.560%	5,000	479	0	479
McKesson Corp. 5.700% due 03/01/2017	(0.380%)	03/20/2017	BOA	0.492%	5,000	39	0	39
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.585%)	06/20/2012	MSC	1.537%	4,000	128	0	128
Morgan Stanley 6.000% due 04/28/2015	(1.040%)	06/20/2015	BCLY	9.326%	500	146	0	146
Morgan Stanley 6.000% due 04/28/2015	(1.200%)	06/20/2015	BOA	9.326%	200	57	0	57
Morgan Stanley 6.000% due 04/28/2015	(1.210%)	06/20/2015	BOA	9.326%	100	29	0	29
Sprint Nextel Corp. 6.000% due 12/01/2016	(1.125%)	12/20/2016	BEAR	3.750%	5,000	733	0	733
Tesoro Corp. 6.250% due 11/01/2012	(2.950%)	12/20/2012	BOA	3.676%	190	5	0	5
Textron Financial Corp. 3-Month USD-LIBOR plus 0.100% due 01/11/2010	(0.090%)	03/20/2010	MSC	3.664%	15,000	746	0	746
Time Warner, Inc. 5.875% due 11/15/2016	(0.830%)	12/20/2016	JPM	1.440%	5,000	196	0	196
Viacom, Inc. 6.250% due 04/30/2016	(0.900%)	06/20/2016	MSC	1.690%	5,000	241	0	241
Yum! Brands, Inc. 6.250% due 03/15/2018	(0.820%)	03/20/2018	DUB	1.282%	5,000	165	0	165

						$10,021	$462	$9,559

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	1.950%	03/20/2013	BCLY	14.972%		$2,800	$(946)	$0	$(946)
American International Group, Inc. 6.250% due 05/01/2036	1.975%	03/20/2013	RBS	14.972%		5,400	(1,820)	0	(1,820)
Argentina Government International Bond 8.280% due 12/31/2033	2.540%	08/20/2011	BCLY	9.951%		4,000	(675)	0	(675)
Bank of America Corp. 7.400% due 01/15/2011	0.160%	06/20/2011	UBS	1.821%		12,000	(502)	0	(502)
Brazilian Government International Bond 12.250% due 03/06/2030	1.360%	08/20/2011	BCLY	1.301%		1,800	6	0	6
Brazilian Government International Bond 12.250% due 03/06/2030	1.370%	08/20/2011	BCLY	1.301%		1,800	6	0	6
Brazilian Government International Bond 12.250% due 03/06/2030	1.470%	02/20/2017	MSC	2.132%		700	(29)	0	(29)
Celestica, Inc. 7.875% due 07/01/2011	2.850%	09/20/2011	BCLY	3.815%		2,100	(52)	0	(52)
CEMEX SAB de C.V. 9.625% due 10/01/2009	1.050%	12/20/2016	JPM	3.803%		1,500	(229)	0	(229)
Chesapeake Energy Corp. 6.875% due 01/15/2016	1.000%	06/20/2012	CSFB	3.090%		3,700	(251)	0	(251)
Chesapeake Energy Corp. 6.875% due 01/15/2016	1.710%	09/20/2012	CSFB	3.186%		5,650	(285)	0	(285)
Citigroup, Inc. 7.250% due 10/01/2010	0.163%	06/20/2011	MSC	3.888%		12,000	(1,095)	0	(1,095)
Codere Finance S.A. 8.250% due 06/15/2015	3.920%	12/20/2012	GSC	8.064%	EUR	1,700	(287)	0	(287)
Codere Finance S.A. 8.250% due 06/15/2015	4.150%	12/20/2012	JPM	8.064%		1,500	(239)	0	(239)
Colombia Government International Bond 10.375% due 01/28/2033	1.070%	01/20/2012	UBS	1.643%		$1,000	(15)	0	(15)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%		48,100	(101)	0	(101)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	12/20/2010	UBS	28.285%		4,400	(1,393)	(1,100)	(293)
France Telecom S.A. 7.250% due 01/28/2013	0.330%	09/20/2011	UBS	0.756%	EUR	3,900	(64)	0	(64)
France Telecom S.A. 7.250% due 01/28/2013	0.325%	09/20/2011	WAC	0.756%		3,900	(65)	0	(65)
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	0.910%	06/20/2012	BOA	1.633%		$1,800	(44)	0	(44)
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	0.890%	06/20/2012	MSC	1.633%		5,950	(148)	0	(148)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	12/20/2012	DUB	6.175%		3,540	(552)	0	(552)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.235%	06/20/2012	MSC	4.702%		4,000	(536)	0	(536)
Indonesia Government International Bond 6.750% due 03/10/2014	2.320%	12/20/2016	BCLY	4.066%		3,000	(309)	0	(309)
Indonesia Government International Bond 6.750% due 03/10/2014	1.390%	12/20/2011	RBS	3.088%		5,000	(246)	0	(246)
Indonesia Government International Bond 6.750% due 03/10/2014	1.525%	12/20/2011	RBS	3.088%		3,000	(136)	0	(136)
Indonesia Government International Bond 6.750% due 03/10/2014	2.385%	09/20/2016	RBS	4.036%		700	(67)	0	(67)
JPMorgan Chase & Co. 6.750% due 02/01/2011	0.210%	06/20/2011	UBS	1.665%		12,000	(439)	0	(439)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%		11,000	3	0	3
JSC Gazprom 8.625% due 04/28/2034	1.490%	09/20/2017	DUB	4.798%		5,000	(983)	0	(983)
JSC Gazprom 8.625% due 04/28/2034	1.380%	12/20/2008	MSC	3.467%		33,800	(25)	0	(25)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%		7,900	(1)	0	(1)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted		4,700	(3,962)	0	(3,962)
Mexico Government International Bond 11.500% due 05/15/2026	1.280%	02/20/2009	MSC	0.038%		900	6	0	6
Mexico Government International Bond 11.500% due 05/15/2026	2.070%	09/20/2013	MSC	1.476%		530	14	0	14
Mexico Government International Bond 11.500% due 05/15/2026	2.170%	09/20/2013	MSC	1.476%		120	4	0	4
Mexico Government International Bond 7.500% due 04/08/2033	2.050%	09/20/2013	GSC	1.476%		210	6	0	6
Mexico Government International Bond 7.500% due 04/08/2033	0.920%	03/20/2016	JPM	1.668%		650	(30)	0	(30)
Mexico Government International Bond 7.500% due 04/08/2033	0.695%	01/20/2017	UBS	1.726%		500	(33)	0	(33)
Peru Government International Bond 8.750% due 11/21/2033	1.960%	10/20/2016	MSC	2.253%		600	(6)	0	(6)
Petroleos Mexicanos 9.500% due 09/15/2027	0.880%	04/20/2011	BCLY	1.322%		11,500	(77)	0	(77)
Petroleos Mexicanos 9.500% due 09/15/2027	1.200%	04/20/2016	BCLY	2.079%		3,900	(186)	0	(186)
Petroleos Mexicanos 9.500% due 09/15/2027	1.000%	09/20/2017	DUB	2.166%		5,000	(395)	0	(395)
Philippine Government International Bond 10.625% due 03/16/2025	1.920%	09/20/2012	BCLY	2.622%		2,500	(61)	0	(61)
Philippine Government International Bond 10.625% due 03/16/2025	2.510%	09/20/2017	BCLY	3.447%		1,000	(60)	0	(60)

See Accompanying Notes	Semiannual Report	September 30, 2008	49

Schedule of Investments  Diversified Income Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Philippine Government International Bond 10.625% due 03/16/2025	2.530%	09/20/2017	BCLY	3.447%		1,000	(59)	0	(59)
Philippine Government International Bond 10.625% due 03/16/2025	1.770%	12/20/2017	CITI	3.474%		5,200	(581)	0	(581)
Philippine Government International Bond 10.625% due 03/16/2025	2.500%	09/20/2017	DUB	3.447%		4,500	(273)	0	(273)
Philippine Government International Bond 10.625% due 03/16/2025	2.440%	09/20/2017	MSC	3.447%		300	(19)	0	(19)
Philippine Government International Bond 10.625% due 03/16/2025	2.260%	06/20/2013	UBS	2.874%		3,800	(71)	0	(71)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	2.000%	10/20/2012	MSC	7.135%		3,000	(469)	0	(469)
Russia Government International Bond 7.500% due 03/31/2030	1.650%	07/20/2011	BCLY	7.047%		3,900	(489)	0	(489)
Russia Government International Bond 7.500% due 03/31/2030	1.870%	10/20/2012	CSFB	7.135%		1,400	(225)	0	(225)
Russia Government International Bond 7.500% due 03/31/2030	3.000%	09/04/2013	GSC	2.646%		810	14	0	14
Russia Government International Bond 7.500% due 03/31/2030	2.950%	09/05/2013	GSC	2.646%		350	5	0	5
Russia Government International Bond 7.500% due 03/31/2030	2.750%	09/17/2013	GSC	2.648%		200	1	0	1
Russia Government International Bond 7.500% due 03/31/2030	3.150%	08/19/2013	JPM	2.644%		200	5	0	5
Russia Government International Bond 7.500% due 03/31/2030	2.310%	01/21/2014	MLP	2.667%		4,500	(51)	0	(51)
SLM Corp. 5.125% due 08/27/2012	0.820%	06/20/2012	BOA	18.078%		4,500	(1,609)	0	(1,609)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	MLP	36.836%		3,350	(1,649)	(527)	(1,122)
Telecom Italia Finance S.A. 6.250% due 02/01/2012	0.520%	09/20/2011	UBS	1.931%	EUR	3,900	(208)	0	(208)
Telecom Italia Finance S.A. 6.250% due 02/01/2012	0.525%	09/20/2011	WAC	1.931%		3,900	(208)	0	(208)
Ukraine Government International Bond 7.650% due 06/11/2013	1.450%	02/20/2012	JPM	6.843%		$5,000	(755)	0	(755)
Ukraine Government International Bond 7.650% due 06/11/2013	1.500%	01/20/2012	MLP	6.817%		2,000	(289)	0	(289)
Ukraine Government International Bond 7.650% due 06/11/2013	1.590%	04/20/2012	MSC	6.889%		11,700	(1,735)	0	(1,735)
Ukraine Government International Bond 7.650% due 06/11/2013	1.380%	05/20/2012	MSC	6.906%		5,400	(865)	0	(865)
Uruguay Government International Bond 7.875% due 01/15/2033	1.050%	01/20/2012	DUB	1.733%		3,000	(56)	0	(56)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%		3,100	(23)	0	(23)
Wachovia Corp. 5.625% due 12/15/2008	0.160%	06/20/2011	BNP	5.316%		17,200	(2,112)	0	(2,112)
Wells Fargo & Co. 2.995% due 10/28/2015	0.800%	09/20/2009	UBS	1.000%		2,800	0	0	0

							$(28,020)	$(1,627)	$(26,393)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$33,400	$184	$(357)	$541
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	6,600	37	(3)	40
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	JPM	22,200	123	(409)	532
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	44,800	247	(449)	696

					$591	$(1,218)	$1,809

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	0.540%	07/25/2045	CITI	$9,000	$(6,880)	$(236)	$(6,644)
ABX.HE A 06-2 Index	0.440%	05/25/2046	CITI	9,500	(8,590)	(647)	(7,943)
ABX.HE A 06-2 Index	0.440%	05/25/2046	GSC	9,000	(8,141)	(608)	(7,533)
ABX.HE A 06-2 Index	0.440%	05/25/2046	UBS	9,500	(8,575)	(647)	(7,928)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY	19,200	(369)	(341)	(28)
CDX.EM-9 Index	2.650%	06/20/2013	CSFB	1,000	(19)	6	(25)
CDX.EM-9 Index	2.650%	06/20/2013	DUB	83,100	(1,598)	(1,595)	(3)
CDX.EM-9 Index	2.650%	06/20/2013	GSC	4,000	(77)	20	(97)
CDX.EM-9 Index	2.650%	06/20/2013	JPM	1,000	(20)	12	(32)

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	2.650%	06/20/2013	UBS		$22,100	$(425)	$(436)	$11
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI		8,943	(342)	0	(342)
CDX.HY-10 Index	5.000%	06/20/2013	BCLY		21,400	(2,093)	(1,418)	(675)
CDX.HY-10 Index	5.000%	06/20/2013	CSFB		17,000	(1,662)	(1,119)	(543)
CDX.HY-10 Index	5.000%	06/20/2013	JPM		6,400	(626)	(428)	(198)
CDX.HY-10 Index	5.000%	06/20/2013	RBS		17,000	(1,663)	(1,169)	(494)
CDX.HY-10 Index 25-35%	2.360%	06/20/2011	MLP		2,000	(95)	0	(95)
CDX.IG-5 Index	0.450%	12/20/2010	GSC		15,000	(532)	(7)	(525)
CDX.IG-6 Index	0.400%	06/20/2011	DUB		17,000	(787)	23	(810)
CDX.IG-6 Index	0.400%	06/20/2011	MSC		1,000	(46)	0	(46)
CDX.IG-9 5 Year Index 15-30%	1.160%	12/20/2012	DUB		12,300	137	0	137
CDX.IG-9 5 Year Index 15-30%	1.180%	12/20/2012	DUB		7,400	88	0	88
CDX.IG-9 5 Year Index 15-30%	1.120%	12/20/2012	JPM		4,800	46	0	46
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB		5,300	60	0	60
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB		1,800	21	0	21
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB		900	10	0	10
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC		1,100	12	0	12
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC		1,800	21	0	21
CDX.IG-9 5 Year Index 30-100%	0.720%	12/20/2012	GSC		14,000	169	0	169
CDX.IG-9 5 Year Index 30-100%	0.720%	12/20/2012	MSC		1,000	12	0	12
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB		115,500	(638)	(1,617)	979
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC		16,000	(1,666)	(2,627)	961
iTraxx Europe 4 Index	0.350%	12/20/2010	MSC	EUR	43,600	(848)	(39)	(809)
iTraxx Europe 5 Index	0.400%	06/20/2011	MSC		2,500	(55)	14	(69)
iTraxx Europe Crossover 5 Index	2.900%	06/20/2011	DUB		4,900	(292)	91	(383)
iTraxx Europe Crossover 5 Index	2.900%	06/20/2011	JPM		6,975	(415)	135	(550)
iTraxx Europe Crossover 7 Index	2.300%	06/20/2012	DUB		3,000	(408)	54	(462)
iTraxx Europe Crossover 9 Index	6.500%	06/20/2013	DUB		26,000	796	276	520

						$(45,490)	$(12,303)	$(33,187)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$17,000	$115	$187	$(72)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		11,600	125	259	(134)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		84,000	904	512	392
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		122,000	1,314	1,390	(76)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		11,600	125	260	(135)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		220,400	2,372	2,306	66
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		2,100	80	48	32
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		51,300	(1,868)	323	(2,191)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		55,800	(2,028)	(1,067)	(961)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CSFB		9,600	(350)	(155)	(195)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,200	(231)	142	(373)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		34,100	(1,520)	666	(2,186)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		7,200	(321)	244	(565)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		3,300	(148)	67	(215)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		9,600	(428)	216	(644)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	196,650	(277)	(55)	(222)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		173,050	(244)	(13)	(231)

See Accompanying Notes	Semiannual Report	September 30, 2008	51

Schedule of Investments  Diversified Income Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	41,000	$(126)	$(97)	$(29)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		6,800	(21)	(4)	(17)
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB		26,800	738	103	635
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	MSC	EUR	11,700	447	12	435
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		29,000	(180)	(544)	364
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	BCLY		4,100	(278)	(309)	31
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	7,500	(32)	(166)	134
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		18,100	(76)	(453)	377
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	2,140,000	708	338	370
Pay	6-Month PLN-WIBOR	5.248%	04/20/2017	CITI	PLN	15,260	(110)	20	(130)
Pay	France CPI ex-Tobacco Index	1.970%	12/15/2011	JPM	EUR	23,000	(802)	0	(802)
Pay	France CPI ex-Tobacco Index	1.976%	12/15/2011	GSC		56,400	(2,096)	0	(2,096)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		8,000	(315)	3	(318)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		1,100	(44)	0	(44)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		2,500	(103)	0	(103)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		2,500	(105)	0	(105)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		3,200	(137)	0	(137)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		1,600	(68)	1	(69)

							$(4,980)	$4,234	$(9,214)

(j)	Purchased options outstanding on September 30, 2008:

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY	105.400	03/31/2010	$11,000	$462	$382
Put - OTC USD versus JPY		105.400	03/31/2010	11,000	461	760
Call - OTC USD versus JPY		101.250	12/08/2010	87,000	4,565	4,773
Put - OTC USD versus JPY		101.250	12/08/2010	87,000	4,680	5,971

					$10,168	$11,886

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$94.305	02/13/2009	$10,000	$244	$367

(k)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$117.000	11/21/2008	1,309	$858	$1,403
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	24	10	15
Put - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/21/2008	1,313	884	927
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	20	9	26

				$1,761	$2,371

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	$ 21,500	$200	$147
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	21,500	344	397
Put - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	12,700	148	234
Call - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	12,700	149	87

							$841	$865

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$98.344	10/24/2008	$35,500	$225	$0
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.406	10/24/2008	47,200	254	91

				$479	$91

52	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	1,708	$0	$1,624
Sales	4,266	151,100	4,642
Closing Buys	(44)	0	(29)
Expirations	(3,264)	0	(3,156)
Exercised	0	0	0

Balance at 09/30/2008	2,666	$151,100	$3,081

(l)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	1,544	10/2008	$106	$0	$106
Sell	BRL	HSBC	7,480	12/2008	268	0	268
Sell		JPM	164,922	12/2008	5,429	0	5,429
Buy		MSC	20,353	12/2008	0	(1,456)	(1,456)
Sell		MSC	22,489	12/2008	1,760	0	1,760
Sell		UBS	4,302	12/2008	188	0	188
Sell	CAD	RBC	5,822	10/2008	62	0	62
Buy	CLP	MSC	2,433,405	12/2008	0	(635)	(635)
Sell		MSC	3,683,215	12/2008	662	0	662
Buy		JPM	2,512,709	05/2009	0	(790)	(790)
Buy	CNY	DUB	147,585	10/2008	0	(9)	(9)
Sell		DUB	315,516	10/2008	109	0	109
Buy		JPM	167,931	10/2008	44	0	44
Buy		BCLY	74,683	11/2008	0	(192)	(192)
Buy		JPM	81,646	11/2008	0	(222)	(222)
Buy		UBS	66,551	11/2008	0	(161)	(161)
Buy	COP	CITI	53,916,940	12/2008	0	(188)	(188)
Sell		JPM	9,499,663	12/2008	880	0	880
Sell		MSC	53,745,708	12/2008	1,912	0	1,912
Buy	CZK	DUB	8,181	12/2008	20	0	20
Sell	EUR	CITI	138,142	10/2008	0	(450)	(450)
Buy		JPM	370	10/2008	0	(20)	(20)
Sell		UBS	138,512	10/2008	7,724	0	7,724
Buy	GBP	BCLY	334	10/2008	0	(19)	(19)
Buy		UBS	13,400	10/2008	0	(1,061)	(1,061)
Sell		UBS	37,169	11/2008	1,282	0	1,282
Buy	HKD	BCLY	78	10/2008	0	0	0
Buy		CSFB	156	10/2008	0	0	0
Buy		DUB	76	10/2008	0	0	0
Sell		HSBC	78	10/2008	0	0	0
Buy		HSBC	78	03/2009	0	0	0
Buy	HUF	BNP	2,137	11/2008	0	(1)	(1)
Sell	IDR	BOA	238,000,000	10/2008	637	0	637
Buy		DUB	112,000,000	10/2008	70	0	70
Buy		HSBC	143,000,000	10/2008	73	0	73
Buy	ILS	BCLY	444	11/2008	15	0	15
Buy		HSBC	444	11/2008	15	0	15
Sell	JPY	BCLY	2,508,998	10/2008	84	(111)	(27)
Sell		CSFB	660,059	10/2008	0	(7)	(7)
Sell		DUB	1,088,593	10/2008	0	(195)	(195)
Buy		RBS	2,982,778	10/2008	0	(386)	(386)
Sell		BCLY	2,372,746	11/2008	43	0	43
Buy	MXN	BCLY	2,100	11/2008	0	(9)	(9)
Buy		CITI	5,500	11/2008	0	(35)	(35)
Sell		CITI	44,926	11/2008	47	0	47
Buy		HSBC	2,100	11/2008	0	(9)	(9)
Buy		JPM	11,653	11/2008	0	(77)	(77)
Sell		MSC	5,056	11/2008	21	0	21
Sell		RBC	331,485	11/2008	1,011	0	1,011
Buy	MYR	BCLY	30,405	11/2008	0	(468)	(468)
Sell		BCLY	24,984	11/2008	110	(47)	63
Buy		DUB	48,720	11/2008	0	(851)	(851)
Sell		DUB	5,776	11/2008	55	0	55
Sell		HSBC	11,020	11/2008	106	0	106
Sell		JPM	20,177	11/2008	1	0	1
Sell		UBS	11,650	11/2008	112	0	112
Sell	PHP	BCLY	557,916	11/2008	58	0	58
Buy		HSBC	382,000	11/2008	0	(529)	(529)
Buy		JPM	382,900	11/2008	0	(464)	(464)
Buy		BCLY	88,700	02/2009	0	(92)	(92)

See Accompanying Notes	Semiannual Report	September 30, 2008	53

Schedule of Investments  Diversified Income Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	DUB	43,100	02/2009	$0	$(58)	$(58)
Buy		HSBC	106,680	02/2009	0	(116)	(116)
Buy		JPM	150,261	02/2009	0	(119)	(119)
Buy		MLP	33,700	02/2009	0	(44)	(44)
Buy		MSC	119,000	02/2009	0	(135)	(135)
Buy		RBS	33,000	02/2009	0	(44)	(44)
Buy		LEH	22,500	12/2010	0	(24)	(24)
Sell		LEH	22,500	12/2010	0	(13)	(13)
Buy	PLN	BCLY	20	11/2008	0	(1)	(1)
Buy		DUB	21	11/2008	0	(1)	(1)
Sell		DUB	3,829	11/2008	145	0	145
Buy		JPM	20	11/2008	0	(1)	(1)
Buy		UBS	198	11/2008	0	(8)	(8)
Buy		HSBC	6,176	05/2009	0	(198)	(198)
Buy	RON	DUB	50,756	01/2009	0	(1,931)	(1,931)
Sell		DUB	50,756	01/2009	186	0	186
Buy	RUB	HSBC	404,408	11/2008	0	(549)	(549)
Sell		HSBC	554,572	11/2008	293	0	293
Buy		JPM	342,710	11/2008	0	(590)	(590)
Sell		JPM	652,087	11/2008	2,504	0	2,504
Buy		UBS	495,277	05/2009	0	(1,561)	(1,561)
Buy	SGD	BCLY	776	10/2008	0	(22)	(22)
Sell		CITI	9,204	10/2008	19	0	19
Buy		CSFB	3,463	10/2008	0	(109)	(109)
Buy		DUB	1,970	10/2008	0	(71)	(71)
Buy	SGD	JPM	12,820	10/2008	0	(432)	(432)
Sell		JPM	13,555	10/2008	45	0	45
Buy		UBS	3,730	10/2008	0	(116)	(116)
Buy		BCLY	992	11/2008	0	(32)	(32)
Buy		BOA	951	11/2008	0	(37)	(37)
Buy		CITI	2,481	11/2008	0	(36)	(36)
Buy		DUB	957	11/2008	0	(32)	(32)
Buy		JPM	2,544	11/2008	0	(36)	(36)
Buy		UBS	938	11/2008	0	(36)	(36)
Buy		CITI	9,204	12/2008	0	(24)	(24)
Buy		JPM	13,507	12/2008	0	(50)	(50)
Buy	SKK	MSC	10,523	01/2009	0	(44)	(44)
Buy	TRY	JPM	824	12/2008	0	(6)	(6)
Sell	ZAR	HSBC	1,821	12/2008	19	0	19
Sell		JPM	87,366	12/2008	414	0	414
Buy		UBS	96,862	12/2008	15	0	15

					$26,544	$(14,960)	$11,584

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$2,585,982	$14,958	$2,600,940
Other Financial Instruments ++	2,387	(44,935)	(4,235)	(46,783)

Total	$2,387	$2,541,047	$10,723	$2,554,157

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$14,390	$525	$(2)	$(95)	$140	$0	$14,958
Other Financial Instruments ++	(2,940)	(841)	0	0	(1,978)	1,524	(4,235)

Total	$11,450	$(316)	$(2)	$(95)	$(1,838)	$1,524	$10,723

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

54	PIMCO Funds	See Accompanying Notes

Schedule of Investments Emerging Local Bond Fund	(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.1%

BHP Billiton Finance Ltd.
3.799% due 03/27/2009		$1,000	$998

Total Australia (Cost $999)			998

BRAZIL 12.6%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	3,500	2,750

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		402,572	187,915
10.000% due 01/01/2017		151,590	63,479

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		$200	192

Total Brazil (Cost $277,915)			254,336

CANADA 0.3%

General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008		$6,200	6,153

Total Canada (Cost $6,193)			6,153

COLOMBIA 2.3%

Colombia Government International Bond
11.750% due 03/01/2010	COP	1,000	1
12.000% due 10/22/2015		70,076,000	33,678

Santa Fe de Bogota DC
9.750% due 07/26/2028		31,200,000	11,886

Total Colombia (Cost $57,410)			45,565

CZECH REPUBLIC 8.5%

Czech Republic Government Bond
2.550% due 10/18/2010	CZK	385,000	21,583
3.700% due 06/16/2013		272,400	15,427
3.750% due 09/12/2020		36,000	1,905
3.800% due 04/11/2015		687,910	39,033
4.000% due 04/11/2017		63,000	3,532
4.700% due 09/12/2022		70,000	4,003
6.400% due 04/14/2010		1,448,000	86,461

Total Czech Republic (Cost $159,684)			171,944

EGYPT 1.3%

Egypt Government Bond
8.750% due 07/18/2012	EGP	60,000	9,553

Petroleum Export Ltd.
4.623% due 06/15/2010		$2,217	2,199
4.633% due 06/15/2010		350	347
5.265% due 06/15/2011		4,563	4,542

Petroleum Export Ltd. II
6.340% due 06/20/2011		8,613	8,761

Total Egypt (Cost $25,986)			25,402

FRANCE 0.0%

Credit Agricole S.A.
2.859% due 05/28/2010		$400	397

Total France (Cost $395)			397

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
HUNGARY 8.4%

Hungary Government Bond
5.500% due 02/12/2014	HUF	10,753,240	$53,856
5.500% due 02/12/2016		7,000,600	34,144
6.500% due 06/24/2019		4,303,300	22,085
6.750% due 04/22/2011		4,595,000	25,058
6.750% due 02/12/2013		4,044,000	21,562
6.750% due 02/24/2017		1,183,000	6,232
6.750% due 11/24/2017		1,290,000	6,804

Total Hungary (Cost $186,258)			169,741

INDONESIA 3.0%

Indonesia Treasury Bond
9.500% due 06/15/2015	IDR	30,240,000	2,706
10.000% due 02/15/2028		102,700,000	8,304
10.500% due 07/15/2038		22,000,000	1,806
12.800% due 06/15/2021		271,177,000	27,873
12.900% due 06/15/2022		200,270,000	20,661

Total Indonesia (Cost $68,047)			61,350

MALAYSIA 0.1%

Malaysia Government International Bond
4.240% due 02/07/2018	MYR	9,000	2,551

Total Malaysia (Cost $2,946)			2,551

MEXICO 1.3%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	7,080
9.000% due 01/15/2016		35,000	3,185

Mexican Bonos
7.500% due 06/03/2027		29,000	2,407
7.750% due 12/14/2017		4,200	369

		SHARES

Mexico Government International Bond
Warrants exp. 10/09/2008		5,300	51

		PRINCIPAL AMOUNT (000S)

Pemex Finance Ltd.
9.030% due 02/15/2011		$3,500	3,687

Pemex Project Funding Master Trust
4.591% due 10/15/2009		2,900	2,894

Telefonos de Mexico SAB de C.V.
4.500% due 11/19/2008		2,000	2,005
4.750% due 01/27/2010		1,000	1,017
8.750% due 01/31/2016	MXN	35,000	3,106

Vitro SAB de C.V.
8.625% due 02/01/2012		$100	79
9.125% due 02/01/2017		50	33

Total Mexico (Cost $27,587)			25,913

NETHERLANDS 0.8%

Rabobank Nederland NV
2.488% due 02/01/2010		$10,000	9,977
3.209% due 05/19/2010		6,700	6,685

Total Netherlands (Cost $16,629)			16,662

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW ZEALAND 0.1%

ANZ National International Ltd.
2.898% due 04/14/2010		$2,660	$2,642

Total New Zealand (Cost $2,645)			2,642

PERU 1.6%

Peru Government International Bond
6.900% due 08/12/2037	PEN	22,400	6,142
7.840% due 08/12/2020		4,750	1,510
9.910% due 05/05/2015		70,634	25,478

Total Peru (Cost $37,097)			33,130

POLAND 9.5%

Poland Government International Bond
4.250% due 05/24/2011	PLN	320	127
4.750% due 04/25/2012		171,090	68,065
5.250% due 10/25/2017		17,300	6,891
5.750% due 03/24/2010		101,580	41,706
5.750% due 09/23/2022		105,635	43,864
6.250% due 10/24/2015		72,220	30,524

Total Poland (Cost $185,450)			191,177

QATAR 0.3%

Qatar Petroleum
5.579% due 05/30/2011		$6,467	6,572

Total Qatar (Cost $6,502)			6,572

RUSSIA 1.4%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$19,000	19,142

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		783	740

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		1,000	896

VTB Capital S.A.
4.491% due 11/01/2009		4,000	3,620
4.491% due 11/02/2009		4,600	4,553

Total Russia (Cost $30,526)			28,951

SLOVAKIA 0.6%

Slovakia Government Bond
4.800% due 04/14/2009	SKK	40,000	1,859
4.900% due 02/11/2014		217,700	10,181

Total Slovakia (Cost $12,602)			12,040

SOUTH AFRICA 0.6%

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	68,080	7,711
8.000% due 12/21/2018		25,000	2,857
10.000% due 02/28/2009		10,000	1,201

Total South Africa (Cost $14,079)			11,769

See Accompanying Notes	Semiannual Report	September 30, 2008	55

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH KOREA 0.0%

Korea Development Bank
3.186% due 10/20/2009		$1,000	$1,001

Total South Korea (Cost $1,001)			1,001

SWITZERLAND 0.3%

UBS AG
2.789% due 07/23/2009		$5,700	5,647

Total Switzerland (Cost $5,691)			5,647

THAILAND 9.3%

Bank of Thailand
0.000% due 06/18/2009	THB	1,545,850	44,394
3.700% due 01/24/2011		29,620	872

Thailand Government Bond
4.250% due 03/13/2013		2,328,195	69,010
5.125% due 03/13/2018		1,642,830	51,026
5.400% due 07/27/2016		407,000	12,807
5.500% due 08/13/2019		86,600	2,747
5.625% due 01/12/2019		76,200	2,460
6.150% due 07/07/2026		176,000	5,821

Total Thailand (Cost $195,823)			189,137

TURKEY 6.8%

Turkey Government Bond
0.000% due 11/26/2008	TRY	11,160	8,573

Turkey Government International Bond
14.000% due 01/19/2011		115,813	82,834
14.000% due 09/26/2012		45,900	31,397
15.000% due 02/10/2010		1,055	796
16.000% due 03/07/2012		20,100	14,764

Total Turkey (Cost $137,207)			138,364

UKRAINE 0.4%

Ukraine Government International Bond
6.450% due 08/05/2009		$7,900	7,584

Total Ukraine (Cost $7,992)			7,584

UNITED KINGDOM 0.6%

AstraZeneca PLC
3.118% due 09/11/2009		$4,400	4,402

Bank of Scotland PLC
2.829% due 07/17/2009		600	596
2.859% due 09/14/2009		400	388
2.875% due 12/08/2010		1,100	992

Barclays Bank PLC
7.700% due 04/29/2049		5,850	5,155

Vodafone Group PLC
3.090% due 02/27/2012		200	189

Total United Kingdom (Cost $12,505)			11,722

UNITED STATES 22.4%

ASSET-BACKED SECURITIES 2.3%

Capital Auto Receivables Asset Trust
3.408% due 03/15/2011		$1,100	1,096
3.938% due 10/15/2012		1,100	1,074

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chase Issuance Trust
2.528% due 10/15/2012	$700	$680
3.238% due 08/17/2015	1,600	1,516
4.319% due 09/15/2015	10,000	9,975

Citigroup Mortgage Loan Trust, Inc.
3.247% due 12/25/2036	1,392	1,285
4.107% due 07/25/2037	2,495	2,200

Countrywide Asset-Backed Certificates
3.257% due 03/25/2037	896	864
3.257% due 05/25/2037	135	132
3.307% due 05/25/2047	540	521
3.307% due 09/25/2047	2,503	2,362

Credit-Based Asset Servicing & Securitization LLC
3.327% due 07/25/2037	144	134

Daimler Chrysler Auto Trust
3.417% due 07/08/2011	2,000	1,989

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	261	246

Ford Credit Auto Owner Trust
3.908% due 06/15/2012	9,300	9,064

Indymac Residential Asset-Backed Trust
3.287% due 07/25/2037	1,269	1,218

JPMorgan Mortgage Acquisition Corp.
3.267% due 05/25/2037	1,300	1,215

Long Beach Mortgage Loan Trust
3.267% due 12/25/2036	85	78

MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036	1,778	1,739
3.287% due 05/25/2037	1,790	1,673

MBNA Credit Card Master Note Trust
2.528% due 11/15/2012	400	390

MBNA Master Credit Card Trust
2.648% due 08/15/2014	1,000	947

Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036	120	117

Morgan Stanley ABS Capital I
3.267% due 05/25/2037	4,102	3,818

Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036	453	383

Soundview Home Equity Loan Trust
4.007% due 10/25/2037	110	107

South Carolina Student Loan Corp.
3.311% due 09/02/2014	383	382
3.361% due 03/01/2018	500	489

		45,694

CORPORATE BONDS & NOTES 15.5%

Allied Waste North America, Inc.
6.500% due 11/15/2010	100	98

Allstate Life Global Funding II
3.461% due 05/21/2010	5,000	4,976

American Express Credit Corp.
5.109% due 05/27/2010	12,100	11,384

American Honda Finance Corp.
2.852% due 02/09/2010	1,500	1,492

American International Group, Inc.
2.833% due 01/29/2010	2,400	1,561

Amgen, Inc.
2.889% due 11/28/2008	450	449

Anadarko Petroleum Corp.
3.219% due 09/15/2009	4,000	3,954

Bank of America Corp.
3.889% due 09/25/2009	1,000	981

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.000% due 12/29/2049		$10,000	$7,926
8.125% due 12/29/2049		6,900	5,583

Bank of America N.A.
3.099% due 06/15/2016		12,000	10,826
3.760% due 06/23/2010		250	246

Bear Stearns Cos. LLC
2.901% due 08/21/2009		100	99
2.927% due 05/18/2010		1,900	1,862
3.029% due 01/31/2011		200	196
3.084% due 09/09/2009		200	198
3.852% due 03/30/2009		2,000	1,990
5.300% due 10/30/2015		300	267
6.400% due 10/02/2017		4,000	3,742
6.950% due 08/10/2012		1,000	1,011
7.250% due 02/01/2018		400	385

Caterpillar Financial Services Corp.
2.867% due 05/18/2009		1,100	1,099
2.900% due 08/20/2010		600	595
3.252% due 02/08/2010		300	300

CIT Group, Inc.
2.925% due 06/08/2009		2,000	1,710

Citigroup Funding, Inc.
2.991% due 03/02/2009		1,000	986
3.852% due 05/07/2010		12,300	11,604

Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009		300	296

Citigroup, Inc.
3.799% due 12/28/2009		8,000	7,744
5.500% due 04/11/2013		5,800	5,067
8.400% due 04/29/2049		7,350	5,012

Comcast Corp.
3.088% due 07/14/2009		3,500	3,425

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009		4,000	3,961

Countrywide Financial Corp.
2.931% due 01/05/2009		200	197
3.418% due 03/24/2009		200	195

Countrywide Home Loans, Inc.
4.125% due 09/15/2009		700	644
5.414% due 11/24/2008	EUR	950	1,331
5.625% due 07/15/2009		$300	284
6.250% due 04/15/2009		2,100	2,040

Credit Suisse USA, Inc.
2.890% due 11/20/2009		800	794
2.895% due 06/05/2009		600	597
3.004% due 08/15/2010		200	191

Daimler Finance North America LLC
3.331% due 10/31/2008		400	397

Dominion Resources, Inc.
2.984% due 11/14/2008		1,900	1,896
3.866% due 06/17/2010		900	899

Entergy Gulf States, Inc.
3.565% due 12/08/2008		700	699

Ford Motor Co.
7.250% due 10/01/2008		10,000	10,000

Ford Motor Credit Co. LLC
5.625% due 10/01/2008		1,900	1,900
5.700% due 01/15/2010		10,550	8,082
7.375% due 10/28/2009		1,500	1,206

General Electric Capital Corp.
2.885% due 04/28/2011		6,500	6,372

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010		9,600	9,564

GMAC LLC
4.054% due 05/15/2009		1,940	1,404
5.625% due 05/15/2009		8,650	6,181
5.850% due 01/14/2009		4,680	4,000

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Hewlett-Packard Co.
2.879% due 06/15/2010		$1,300	$1,295
3.210% due 09/03/2009		3,295	3,292

HJ Heinz Co.
6.428% due 12/01/2020		900	902

HSBC Finance Corp.
2.899% due 03/12/2010		1,000	939
3.052% due 05/10/2010		1,500	1,382
3.087% due 11/16/2009		900	885

John Deere Capital Corp.
2.871% due 07/16/2010		2,600	2,582
3.081% due 10/16/2009		1,800	1,801
3.485% due 01/18/2011		4,000	4,002
3.567% due 06/10/2011		5,100	5,114

JPMorgan Chase & Co.
2.959% due 01/17/2011		8,000	7,890
2.973% due 10/02/2009		1,000	999

KeyBank N.A.
5.061% due 06/02/2010		3,500	3,484

Kraft Foods, Inc.
3.302% due 08/11/2010		3,000	2,966

Lehman Brothers Holdings, Inc.
2.881% due 10/22/2008 (a)		5,000	650
2.951% due 05/25/2010 (a)		11,400	1,482

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010		9,300	8,974

Metropolitan Life Global Funding I
2.847% due 05/17/2010		4,200	4,147

MGM Mirage
6.000% due 10/01/2009		400	376

Morgan Stanley
2.881% due 01/15/2010		2,000	1,543
2.902% due 05/07/2010		6,000	4,146
3.035% due 01/18/2011		2,200	1,435
4.904% due 05/14/2010		16,100	11,759

Pemex Project Funding Master Trust
4.119% due 06/15/2010		47,119	46,423

Pricoa Global Funding I
2.845% due 07/27/2009		750	744

Qwest Capital Funding, Inc.
7.000% due 08/03/2009		4,000	3,950

Qwest Corp.
5.625% due 11/15/2008		4,500	4,478

Reynolds American, Inc.
3.519% due 06/15/2011		9,600	9,145

Safeway, Inc.
4.119% due 03/27/2009		400	397

SLM Corp.
2.940% due 07/27/2009		200	176
2.960% due 07/26/2010		2,300	1,745
3.019% due 03/15/2011		250	163
3.030% due 10/25/2011		300	192
5.158% due 12/15/2010	EUR	200	198

Time Warner, Inc.
3.034% due 11/13/2009		$500	480

U.S. Bancorp
3.198% due 05/06/2010		100	99

UnitedHealth Group, Inc.
3.384% due 06/21/2010		800	774

Ventas Realty LP
8.750% due 05/01/2009		5,758	5,787

Wachovia Bank N.A.
3.704% due 05/14/2010		3,980	3,259
7.140% due 08/10/2009		2,000	1,797

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Corp.
2.921% due 10/15/2011	$1,000	$690
2.939% due 03/15/2011	200	147
7.980% due 02/28/2049	2,400	1,004

Walt Disney Co.
2.917% due 09/10/2009	400	399

		313,990

MORTGAGE-BACKED SECURITIES 1.4%

American Home Mortgage Assets
3.397% due 05/25/2046	1,224	789
3.397% due 09/25/2046	501	307
3.555% due 02/25/2047	513	258
3.775% due 11/25/2046	4,047	2,038

Banc of America Funding Corp.
5.756% due 03/20/2036	548	441

BCAP LLC Trust
3.377% due 01/25/2037	1,547	955

Bear Stearns Adjustable Rate Mortgage Trust
5.010% due 01/25/2035	88	78
5.732% due 02/25/2036	546	417

Bear Stearns Alt-A Trust
5.471% due 08/25/2036	700	387
5.504% due 09/25/2035	102	82

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	534	458

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	142	135
5.666% due 07/25/2046	396	308

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	657	635

Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	619	591

Countrywide Alternative Loan Trust
3.417% due 07/25/2046	200	127
3.537% due 11/20/2035	488	312
3.855% due 12/25/2035	663	405

Countrywide Home Loan Mortgage Pass-Through Trust
6.092% due 09/25/2047	268	208

Downey Savings & Loan Association Mortgage Loan Trust
5.205% due 07/19/2044	1,191	978

GSR Mortgage Loan Trust
5.346% due 11/25/2035	504	425

Harborview Mortgage Loan Trust
3.230% due 09/19/2046	300	182
3.378% due 08/21/2036	223	137
3.530% due 02/19/2034	1,817	1,504
5.903% due 08/19/2036	226	152

Homebanc Mortgage Trust
5.804% due 04/25/2037	565	459

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	450	244

Indymac Index Mortgage Loan Trust
3.407% due 06/25/2047	448	273
3.417% due 05/25/2046	145	88
3.447% due 07/25/2035	135	88

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,643	2,005

Luminent Mortgage Trust
3.377% due 12/25/2036	575	351
3.387% due 12/25/2036	283	179
3.407% due 10/25/2046	246	153

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	391	247
3.507% due 05/25/2047	800	278

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Alternative Loans Trust
3.607% due 03/25/2036		$217	$119

MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,981	1,820

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037		497	356

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036		167	143

Residential Accredit Loans, Inc.
3.457% due 08/25/2037		387	211
5.714% due 02/25/2036		450	328

Residential Asset Securitization Trust
3.607% due 01/25/2046		507	316

Sequoia Mortgage Trust
5.765% due 01/20/2047		220	189

Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		484	322

Structured Asset Mortgage Investments, Inc.
3.427% due 05/25/2046		442	272

WaMu Mortgage Pass-Through Certificates
3.555% due 03/25/2047		1,123	592
3.595% due 01/25/2047		537	292
3.615% due 04/25/2047		801	464
3.675% due 12/25/2046		498	264
3.948% due 01/25/2047		322	217
5.342% due 01/25/2037		405	322
5.542% due 04/25/2037		281	209
5.609% due 12/25/2036		247	177
5.613% due 12/25/2036		833	654
5.668% due 05/25/2037		678	614
5.736% due 12/19/2039		1,745	1,669
5.931% due 09/25/2036		414	322

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046		298	174

Wells Fargo Mortgage-Backed Securities Trust
3.707% due 07/25/2037		734	640
4.261% due 12/25/2034		1,555	1,442

			28,802

U.S. GOVERNMENT AGENCIES 3.2%

Fannie Mae
5.188% due 07/01/2035		508	507
5.500% due 12/01/2036 - 10/01/2038		64,716	64,476

			64,983

Total United States (Cost $495,523)			453,469

URUGUAY 0.3%

Uruguay Government International Bond
5.000% due 09/14/2018 (c)	UYU	110,337	5,276

Total Uruguay (Cost $5,200)			5,276

SHORT-TERM INSTRUMENTS 4.3%

CERTIFICATES OF DEPOSIT 0.7%

Barclays Bank PLC
2.912% due 08/10/2009		$5,030	5,011

Deutsche Bank NY
3.304% due 02/16/2010		200	200

Unicredito Italiano NY
3.088% due 05/15/2009		9,300	9,300

			14,511

See Accompanying Notes	Semiannual Report	September 30, 2008	57

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.4%

State Street Bank and Trust Co.
0.100% due 10/01/2008	$14,900	$14,900
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $15,203. Repurchase proceeds are $14,900.)
1.000% due 10/01/2008	34,637	34,637
(Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 10/27/2008 valued at $35,334. Repurchase proceeds are $34,638.)

		49,537

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.2%
1.372% due 11/28/2008 - 12/26/2008 (b)(d)	$23,500	$23,344

Total Short-Term Instruments (Cost $87,488)		87,392

Total Investments 97.2% (Cost $2,067,380)		$1,966,885

Other Assets and Liabilities (Net) 2.8%		56,261

Net Assets 100.0%		$2,023,146

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $19,559 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Cash of $478 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	198	$(76)
90-Day Eurodollar December Futures	Long	12/2009	72	(122)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	59	(8)

				$(206)

(f)	Swap agreements outstanding on September 30, 2008:

Asset Swaps
Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	DUB	$4,066	$(1,107)	$(454)	$(653)
Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	BCLY	67,470	(11,308)	(2,348)	(8,960)
Indonesia Government International Bond 11.000% due 12/15/2012	Cash Flow from Underlying Asset	6-Month USD-LIBOR	12/17/2012	BCLY	8,017	(784)	78	(862)
Malaysian Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	6-Month USD-LIBOR	05/02/2011	BCLY	36,140	231	152	79
Malaysian Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	CITI	30,052	(1,416)	915	(2,331)

						$(14,384)	$(1,657)	$(12,727)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$2,400	$13	$33	$(20)

58	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	$100	$0	$(1)	$1

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.000%	01/02/2009	UBS	BRL	314,000	$(821)	$0	$(821)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		150,000	(1,016)	49	(1,065)
Pay	1-Year BRL-CDI	14.225%	01/04/2010	MSC		52,400	41	(132)	173
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		346,900	1,846	1,876	(30)
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	253	0	253
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	BCLY		$196,200	1,325	206	1,119
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		11,600	(441)	(406)	(35)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		11,500	(438)	(156)	(282)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		12,300	(447)	(254)	(193)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		1,400	(51)	(18)	(33)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	130,449	(184)	3	(187)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		130,450	(184)	3	(187)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	MSC		416,700	(587)	(221)	(366)
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	BCLY		650,100	(1,673)	(1,942)	269
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	HSBC		172,000	(443)	0	(443)
Pay	3-Month ZAR-JIBOR	11.105%	06/11/2015	BCLY		108,000	1,045	649	396
Pay	3-Month ZAR-JIBOR	11.105%	06/11/2015	JPM		345,400	3,342	740	2,602
Pay	6-Month CZK-PRIBOR	3.400%	01/03/2012	BCLY	CZK	69,550	43	7	36
Pay	6-Month CZK-PRIBOR	3.340%	02/23/2012	BCLY		40,000	27	0	27
Pay	6-Month CZK-PRIBOR	4.270%	03/11/2015	BCLY		383,800	1,404	31	1,373
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	BCLY	EUR	3,100	(27)	7	(34)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	JPM		33,949	(302)	(365)	63
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	2,200	(9)	(49)	40
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		5,100	(21)	(128)	107
Pay	6-Month HUF Bank Bill	7.725%	07/11/2018	BCLY	HUF	1,552,600	199	(62)	261
Pay	6-Month PLN-WIBOR	6.100%	01/11/2010	BCLY	PLN	259,400	(442)	20	(462)
Pay	6-Month PLN-WIBOR	6.100%	01/11/2010	JPM		3,800	(6)	0	(6)
Pay	6-Month SKK-BRIBOR	4.150%	01/03/2012	BCLY	SKK	15,550	6	(1)	7
Pay	6-Month SKK-BRIBOR	4.160%	01/10/2012	CITI		63,000	27	(2)	29
Pay	6-Month SKK-BRIBOR	4.180%	03/02/2012	BCLY		223,000	116	24	92
Pay	6-Month SKK-BRIBOR	4.580%	07/31/2012	BCLY		920	0	0	0
Pay	28-Day MXN TIIE	7.910%	05/14/2009	MSC	MXN	2,382,000	(692)	772	(1,464)
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM		1,096,000	2,364	0	2,364
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI		90,000	(300)	75	(375)
Pay	28-Day MXN TIIE	9.850%	06/19/2018	MLP		259,531	1,574	617	957

							$5,528	$1,343	$4,185

(g)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	2,108	8,350	1,388
Closing Buys	0	0	0
Expirations	(2,108)	(8,350)	(1,388)
Exercised	0	0	0

Balance at 09/30/2008	0	$0	$0

See Accompanying Notes	Semiannual Report	September 30, 2008	59

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

(h)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (5)
U.S. Treasury Notes	2.500%	03/31/2013	$5,400	$5,326	$5,324

(5)	Market value includes $5 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	15,134	04/2009	$0	$(75)	$(75)
Sell	ARS	MSC	44,124	11/2008	302	0	302
Buy	BRL	BCLY	16,441	10/2008	37	(7)	30
Sell		BCLY	38,098	10/2008	1,103	0	1,103
Buy		HSBC	21,657	10/2008	188	0	188
Buy		BCLY	26,462	11/2008	173	0	173
Buy		BCLY	67,789	12/2008	0	(4,008)	(4,008)
Buy		CSFB	11,114	12/2008	0	(219)	(219)
Buy		HSBC	44,386	12/2008	0	(2,775)	(2,775)
Sell		HSBC	59,145	12/2008	2,660	0	2,660
Buy		JPM	8,970	12/2008	0	(345)	(345)
Sell		JPM	7,063	12/2008	715	0	715
Buy		MSC	45,593	12/2008	0	(2,788)	(2,788)
Sell		MSC	233,182	12/2008	15,329	0	15,329
Buy		UBS	36,951	12/2008	0	(1,254)	(1,254)
Sell		UBS	21,191	12/2008	510	0	510
Sell	CLP	CITI	9,536,918	12/2008	3,321	0	3,321
Buy		DUB	20,550,191	12/2008	2	(3,534)	(3,532)
Sell		DUB	8,781,858	12/2008	2,502	0	2,502
Buy		HSBC	5,976,714	12/2008	0	(1,018)	(1,018)
Sell		HSBC	2,378,590	12/2008	613	0	613
Buy		JPM	3,894,240	12/2008	0	(1,001)	(1,001)
Buy		MLP	102,313	12/2008	0	(18)	(18)
Buy		MSC	6,884,725	12/2008	0	(1,889)	(1,889)
Sell		MSC	6,352	12/2008	3	0	3
Buy		MSC	2,822,400	03/2009	0	(709)	(709)
Buy		MSC	169,708	05/2009	0	(53)	(53)
Buy		CITI	1,581,269	11/2010	0	(184)	(184)
Buy	CNY	DUB	5,637	10/2008	0	(10)	(10)
Sell		JPM	5,637	10/2008	12	0	12
Buy		JPM	7,337	03/2009	0	(94)	(94)
Buy		CITI	59,118	05/2009	0	(382)	(382)
Buy		JPM	54,845	05/2009	0	(513)	(513)
Buy		JPM	45,132	07/2009	0	(494)	(494)
Buy		DUB	70,626	09/2009	0	(215)	(215)
Buy		JPM	35,651	09/2009	38	0	38
Buy	COP	CITI	16,323,144	12/2008	0	(907)	(907)
Sell		CITI	130,880,460	12/2008	4,041	0	4,041
Buy		DUB	23,920,773	12/2008	0	(2,233)	(2,233)
Buy		HSBC	4,806,900	12/2008	0	(280)	(280)
Buy		JPM	3,398,592	12/2008	0	(450)	(450)
Buy		MSC	32,597,323	12/2008	0	(3,314)	(3,314)
Sell		MSC	26,478,206	12/2008	2,072	0	2,072
Buy	CZK	BCLY	171,586	12/2008	0	(1,233)	(1,233)
Sell		BCLY	13,510	12/2008	43	0	43
Sell		CITI	196,272	12/2008	60	0	60
Buy		DUB	427,692	12/2008	507	(1,424)	(917)
Sell		DUB	78,221	12/2008	251	0	251
Buy		HSBC	850,095	12/2008	0	(3,816)	(3,816)
Sell		HSBC	1,442,872	12/2008	5,667	(6)	5,661
Sell		JPM	793,067	12/2008	6,492	0	6,492
Buy		MSC	80,200	12/2008	0	(247)	(247)
Sell		UBS	343,685	12/2008	111	0	111
Buy		CITI	19,735	05/2009	0	(82)	(82)
Buy	EUR	CITI	13,406	10/2008	44	0	44
Sell		CITI	13,405	10/2008	0	(53)	(53)
Buy		JPM	546	10/2008	0	(35)	(35)
Buy		UBS	12,859	10/2008	0	(717)	(717)
Sell		JPM	7,134	11/2008	285	0	285
Sell		HSBC	7,134	12/2008	232	0	232
Sell	GBP	UBS	5,535	11/2008	191	0	191
Buy	HKD	BCLY	40,961	10/2008	17	0	17
Buy		CSFB	58,686	10/2008	20	0	20
Buy		DUB	36,291	10/2008	16	0	16

60	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	HSBC	5,000	10/2008	$1	$0	$1
Sell		HSBC	17,560	10/2008	0	(2)	(2)
Sell		JPM	77,941	10/2008	0	(41)	(41)
Buy		HSBC	17,516	03/2009	2	0	2
Sell		HSBC	10,275	03/2009	0	(2)	(2)
Sell	HUF	BCLY	291,860	11/2008	265	0	265
Buy		BNP	3,364,719	11/2008	0	(1,598)	(1,598)
Buy		HSBC	3,019,655	11/2008	0	(2,866)	(2,866)
Sell	HUF	HSBC	1,988,338	11/2008	1,664	0	1,664
Buy		JPM	923,340	11/2008	0	(651)	(651)
Sell		JPM	3,047,711	11/2008	2,544	0	2,544
Sell		RBS	2,358,815	11/2008	1,909	0	1,909
Buy		UBS	456,583	11/2008	0	(362)	(362)
Buy		BCLY	623,721	12/2008	0	(80)	(80)
Buy		HSBC	1,474,379	12/2008	0	(1,392)	(1,392)
Sell		HSBC	8,120,238	12/2008	4,625	0	4,625
Sell		JPM	4,968,383	12/2008	1,683	0	1,683
Buy		MSC	680,189	12/2008	0	(515)	(515)
Buy		UBS	2,752,660	12/2008	0	(1,218)	(1,218)
Sell		UBS	175,042	12/2008	3	0	3
Buy		HSBC	707,406	05/2009	0	(527)	(527)
Buy	IDR	BCLY	114,318,445	10/2008	0	(185)	(185)
Sell		BCLY	213,415,084	10/2008	532	(2)	530
Buy		DUB	83,549,368	10/2008	52	0	52
Sell		DUB	18,889,767	10/2008	46	0	46
Buy		HSBC	105,561,000	10/2008	54	0	54
Buy		JPM	219,516,399	10/2008	273	(62)	211
Sell		JPM	31,158,765	10/2008	21	0	21
Buy		MLP	42,220,062	10/2008	75	0	75
Sell		MLP	38,181,900	10/2008	75	0	75
Buy	ILS	BCLY	8,479	11/2008	0	(61)	(61)
Buy		HSBC	14,823	11/2008	125	(6)	119
Sell		HSBC	17,953	11/2008	192	(272)	(80)
Sell		JPM	45,126	11/2008	0	(54)	(54)
Buy		UBS	2,739	11/2008	0	(32)	(32)
Buy	INR	BCLY	13,178	11/2008	0	(27)	(27)
Buy		JPM	10,000	11/2008	0	(21)	(21)
Sell		MLP	21,325	11/2008	46	0	46
Buy	JPY	BCLY	1,098,098	10/2008	0	(14)	(14)
Sell		BCLY	876,695	10/2008	50	0	50
Sell		CITI	95,656	10/2008	0	(1)	(1)
Sell		CSFB	29,465	10/2008	0	0	0
Buy		RBS	1,100,939	10/2008	0	(143)	(143)
Sell		UBS	96,282	10/2008	0	(1)	(1)
Sell		BCLY	1,098,099	11/2008	20	0	20
Buy	KWD	BCLY	1,186	04/2009	0	(134)	(134)
Buy	MXN	BCLY	50,537	11/2008	0	(445)	(445)
Sell		BCLY	45,086	11/2008	372	0	372
Buy		CITI	73,186	11/2008	49	0	49
Buy		DUB	69,462	11/2008	0	(260)	(260)
Buy		HSBC	295,026	11/2008	0	(1,397)	(1,397)
Buy		JPM	1,173,638	11/2008	0	(9,187)	(9,187)
Sell		JPM	43,382	11/2008	367	0	367
Buy		MSC	196,668	11/2008	0	(1,059)	(1,059)
Buy		RBC	467,534	11/2008	0	(1,426)	(1,426)
Buy		UBS	85,405	11/2008	0	(617)	(617)
Sell		UBS	83,220	11/2008	440	0	440
Buy		JPM	28,737	05/2009	0	(108)	(108)
Buy	MYR	BCLY	190,464	11/2008	29	(2,767)	(2,738)
Sell		BCLY	11,881	11/2008	115	0	115
Buy		CITI	11,438	11/2008	0	(330)	(330)
Buy		DUB	181,416	11/2008	11	(3,160)	(3,149)
Sell		DUB	6,008	11/2008	58	0	58
Sell		HSBC	11,485	11/2008	110	0	110
Buy		JPM	208,503	11/2008	9	(3,329)	(3,320)
Sell		JPM	44,258	11/2008	248	(21)	227
Sell		UBS	35,833	11/2008	419	0	419
Buy	PEN	DUB	7,295	01/2009	0	(157)	(157)
Sell		DUB	20,538	01/2009	378	0	378
Buy		JPM	12,363	01/2009	0	(165)	(165)
Sell		JPM	18,627	01/2009	305	0	305
Sell	PHP	BCLY	445,582	11/2008	237	0	237
Sell		DUB	336,758	11/2008	170	0	170
Buy		HSBC	283,000	11/2008	0	(392)	(392)
Buy		JPM	283,400	11/2008	0	(343)	(343)
Sell		JPM	179,132	11/2008	122	0	122

See Accompanying Notes	Semiannual Report	September 30, 2008	61

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	BCLY	65,600	02/2009	$0	$(68)	$(68)
Buy		CITI	171,703	02/2009	0	(25)	(25)
Buy		DUB	31,900	02/2009	0	(43)	(43)
Buy		HSBC	78,910	02/2009	0	(86)	(86)
Buy		JPM	111,206	02/2009	0	(88)	(88)
Buy		MLP	24,900	02/2009	0	(33)	(33)
Buy		MSC	88,200	02/2009	0	(100)	(100)
Buy	PHP	RBS	24,400	02/2009	0	(33)	(33)
Buy		LEH	16,700	12/2010	0	(18)	(18)
Sell		LEH	16,700	12/2010	0	(9)	(9)
Buy	PLN	BCLY	32,823	11/2008	0	(811)	(811)
Sell		BCLY	95,148	11/2008	6,219	0	6,219
Buy		BNP	180,600	11/2008	0	(6,621)	(6,621)
Buy		DUB	11,219	11/2008	0	(739)	(739)
Sell		DUB	515	11/2008	21	0	21
Buy		HSBC	56,474	11/2008	116	(2,585)	(2,469)
Sell		HSBC	46,918	11/2008	2,879	0	2,879
Buy		JPM	58,711	11/2008	0	(2,004)	(2,004)
Sell		JPM	46,326	11/2008	0	(478)	(478)
Sell		RBS	16,903	11/2008	53	0	53
Buy		UBS	6,420	11/2008	0	(250)	(250)
Sell		UBS	11,886	11/2008	781	0	781
Buy		HSBC	1,565	05/2009	0	(54)	(54)
Sell		JPM	11,901	05/2009	744	0	744
Buy		UBS	26,189	05/2009	0	(938)	(938)
Sell	RON	BCLY	11,546	11/2008	203	0	203
Sell		BOA	52,130	11/2008	953	0	953
Buy		HSBC	2,182	11/2008	10	0	10
Sell		HSBC	22,131	11/2008	410	0	410
Sell		JPM	72,801	11/2008	1,089	(1)	1,088
Sell		MSC	1,074	11/2008	1	0	1
Sell		BCLY	2,644	01/2009	82	0	82
Sell		HSBC	3,926	01/2009	222	0	222
Buy		JPM	5,442	01/2009	0	(328)	(328)
Sell		JPM	25,380	01/2009	1,558	0	1,558
Buy	RUB	DUB	262,728	11/2008	0	(879)	(879)
Sell		DUB	311,870	11/2008	922	0	922
Buy		HSBC	237,309	11/2008	0	(368)	(368)
Sell		HSBC	336,814	11/2008	690	0	690
Buy		JPM	798,846	11/2008	0	(1,850)	(1,850)
Sell		JPM	171,975	11/2008	455	0	455
Buy		RBS	396,661	11/2008	0	(714)	(714)
Sell		RBS	72,742	11/2008	118	0	118
Buy		UBS	229,583	11/2008	0	(669)	(669)
Buy		BNP	477,073	05/2009	0	(1,456)	(1,456)
Buy		DUB	265,413	05/2009	0	(845)	(845)
Buy	SAR	BCLY	15,472	04/2009	0	(63)	(63)
Buy	SGD	BCLY	487	10/2008	0	(14)	(14)
Buy		CSFB	2,175	10/2008	0	(68)	(68)
Buy		DUB	1,230	10/2008	0	(44)	(44)
Buy		JPM	8,050	10/2008	0	(271)	(271)
Buy		UBS	2,340	10/2008	0	(73)	(73)
Sell		UBS	14,282	10/2008	38	0	38
Buy		BCLY	5,812	11/2008	0	(190)	(190)
Sell		BCLY	14,504	11/2008	120	0	120
Buy		BOA	5,733	11/2008	0	(222)	(222)
Buy		CITI	6,794	11/2008	0	(262)	(262)
Buy		DUB	17,423	11/2008	0	(369)	(369)
Sell		DUB	14,851	11/2008	193	0	193
Buy		HSBC	4,553	11/2008	0	(172)	(172)
Buy		JPM	7,540	11/2008	0	(173)	(173)
Sell		JPM	4,332	11/2008	59	0	59
Buy		MSC	2,369	11/2008	0	(77)	(77)
Buy		UBS	24,282	11/2008	0	(271)	(271)
Sell		HSBC	13,600	12/2008	505	0	505
Buy		DUB	7,396	04/2009	0	(4)	(4)
Buy		JPM	7,376	04/2009	0	(18)	(18)
Buy		UBS	10,421	04/2009	0	(76)	(76)
Sell	SKK	BCLY	167,180	10/2008	314	0	314
Buy		HSBC	528,748	10/2008	0	(1,302)	(1,302)
Sell		HSBC	283,255	10/2008	465	0	465
Buy		JPM	58,818	10/2008	0	(264)	(264)
Sell		JPM	234,898	10/2008	421	0	421
Sell		UBS	93,308	10/2008	478	0	478
Buy		JPM	234,898	12/2008	0	(398)	(398)
Buy		MSC	280,972	01/2009	0	(1,174)	(1,174)

62	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	THB	BCLY	215,626	10/2008	$16	$0	$16
Sell		CSFB	96,948	10/2008	0	(28)	(28)
Sell		DUB	104,037	10/2008	0	(47)	(47)
Sell		HSBC	430,935	10/2008	12	(99)	(87)
Buy		JPM	1,443,828	10/2008	234	0	234
Sell		JPM	500,333	10/2008	0	(132)	(132)
Sell	THB	MSC	95,950	10/2008	0	(28)	(28)
Buy		BCLY	563,028	03/2009	0	(86)	(86)
Buy		JPM	488,492	03/2009	0	(56)	(56)
Sell		JPM	1,156,534	03/2009	0	(110)	(110)
Buy		LEH	183,810	12/2010	0	(71)	(71)
Sell		LEH	183,810	12/2010	0	(119)	(119)
Buy	TRY	BCLY	10,817	12/2008	282	0	282
Sell		BCLY	6,456	12/2008	0	(88)	(88)
Buy		CITI	6,737	12/2008	0	(10)	(10)
Buy		DUB	9,292	12/2008	270	0	270
Buy		HSBC	102,665	12/2008	1,406	(734)	672
Sell		HSBC	24,982	12/2008	338	(844)	(506)
Buy		JPM	26,903	12/2008	94	(717)	(623)
Sell		JPM	98,507	12/2008	1,501	(31)	1,470
Buy		MSC	49,705	12/2008	2,493	0	2,493
Sell		RBS	2,267	12/2008	0	(32)	(32)
Buy		UBS	13,640	12/2008	94	(229)	(135)
Sell		UBS	16,316	12/2008	80	(150)	(70)
Buy		UBS	17,423	03/2009	0	(261)	(261)
Buy		LEH	9,353	12/2010	480	0	480
Sell		LEH	9,353	12/2010	0	(160)	(160)
Buy	TWD	BCLY	172,296	02/2009	0	(255)	(255)
Sell		BCLY	256,599	02/2009	74	0	74
Buy		DUB	76,800	02/2009	0	(121)	(121)
Sell		DUB	237,388	02/2009	265	0	265
Buy		MLP	123,000	02/2009	0	(167)	(167)
Buy		MSC	77,200	02/2009	0	(120)	(120)
Buy		UBS	39,200	02/2009	0	(61)	(61)
Sell		UBS	238,270	02/2009	260	0	260
Buy	ZAR	BCLY	1,698,075	12/2008	1,400	(1,935)	(535)
Sell		BCLY	211,160	12/2008	709	(18)	691
Buy		CITI	69,609	12/2008	70	0	70
Buy		DUB	11,366	12/2008	0	(92)	(92)
Sell		DUB	4,562	12/2008	56	0	56
Buy		HSBC	268,879	12/2008	69	(762)	(693)
Sell		HSBC	184,267	12/2008	2,072	0	2,072
Buy		JPM	136,165	12/2008	0	(221)	(221)
Sell		JPM	19,202	12/2008	2	0	2
Buy		UBS	106,288	12/2008	0	(503)	(503)
Sell		UBS	53,007	12/2008	388	0	388

					$98,037	$(107,699)	$(9,662)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,957,482	$9,403	$1,966,885
Short Sales, at value	0	(5,319)	0	(5,319)
Other Financial Instruments ++	(206)	(5,495)	(12,749)	(18,450)

Total	$(206)	$1,946,668	$(3,346)	$1,943,116

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$9,207	$15	$4	$177	$0	$9,403
Other Financial Instruments ++	(6,538)	0	0	0	(11,888)	5,677	(12,749)

Total	$(6,538)	$9,207	$15	$4	$(11,711)	$5,677	$(3,346)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	63

Schedule of Investments  Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 1.1%

Argentina Bonos
3.127% due 08/03/2012		$92,368	$33,278

Total Argentina (Cost $41,381)			33,278

BERMUDA 0.2%

BW GAS Ltd.
6.625% due 06/28/2017		$5,730	5,904

Total Bermuda (Cost $5,702)			5,904

BRAZIL 14.6%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	6,600	5,183
6.000% due 05/15/2045		6,000	4,576

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		182,838	85,359
10.000% due 01/01/2017		122,425	51,301

Brazilian Government International Bond
7.125% due 01/20/2037		$1,100	1,133
7.875% due 03/07/2015		3,709	3,972
8.000% due 01/15/2018		800	860
8.250% due 01/20/2034		36,680	41,632
8.750% due 02/04/2025		17,175	20,224
8.875% due 10/14/2019		11,076	13,014
8.875% due 04/15/2024		19,685	23,573
10.125% due 05/15/2027		39,100	51,514
10.250% due 01/10/2028	BRL	4,600	2,136
10.500% due 07/14/2014		$874	1,104
11.000% due 08/17/2040		17,700	22,236
12.500% due 01/05/2016	BRL	2,000	1,096
12.750% due 01/15/2020		$3,750	5,578

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		2,000	1,945

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	8,523

CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	8,064

Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,524

GTL Trade Finance, Inc.
7.250% due 10/20/2017		34,200	32,823

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,224
8.800% due 01/30/2017		3,600	3,465

Petrobras International Finance Co.
5.875% due 03/01/2018		13,100	11,963

Vale Overseas Ltd.
6.250% due 01/11/2016		4,300	4,131
6.250% due 01/23/2017		6,200	5,821
6.875% due 11/21/2036		14,440	12,894
8.250% due 01/17/2034		750	786

Total Brazil (Cost $424,138)			431,654

CHILE 0.9%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,058

Banco Santander Chile
5.375% due 12/09/2014		3,000	3,092

CODELCO, Inc.
5.625% due 09/21/2035		6,800	5,635
6.150% due 10/24/2036		8,200	7,497

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,199

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Enersis S.A.
7.375% due 01/15/2014		$1,098	$1,110
7.400% due 12/01/2016		1,850	1,871

Total Chile (Cost $28,319)			26,462

CHINA 0.5%

Citic Resources Finance Ltd.
6.750% due 05/15/2014		$3,200	2,440

Export-Import Bank of China
5.250% due 07/29/2014		7,000	7,012

Sino-Forest Corp.
9.125% due 08/17/2011		5,700	5,671

Total China (Cost $16,088)			15,123

COLOMBIA 4.6%

Colombia Government International Bond
7.375% due 01/27/2017		$33,300	34,965
7.375% due 09/18/2037		17,440	17,501
8.250% due 12/22/2014		32,030	34,913
9.850% due 06/28/2027	COP	600,000	254
10.375% due 01/28/2033		$1,850	2,525
10.750% due 01/15/2013		25,535	30,035
11.750% due 02/25/2020		3,047	4,228
12.000% due 10/22/2015	COP	25,375,000	12,195

Total Colombia (Cost $141,279)			136,616

EGYPT 0.5%

Petroleum Export Ltd.
5.265% due 06/15/2011		$5,613	5,568

Petroleum Export Ltd. II
6.340% due 06/20/2011		10,268	10,445

Total Egypt (Cost $15,672)			16,013

EL SALVADOR 0.5%

AES El Salvador Trust
6.750% due 02/01/2016		$10,260	8,599

El Salvador Government International Bond
8.500% due 07/25/2011		4,515	4,763

Total El Salvador (Cost $14,862)			13,362

GUATEMALA 0.3%

Guatemala Government Bond
9.250% due 08/01/2013		$7,581	8,472
10.250% due 11/08/2011		771	859

Total Guatemala (Cost $9,386)			9,331

INDIA 0.5%

ICICI Bank Ltd.
5.750% due 01/12/2012		$8,300	7,465

NTPC Ltd.
5.875% due 03/02/2016		2,736	2,447

Vedanta Resources PLC
6.625% due 02/22/2010		6,060	5,787

Total India (Cost $16,957)			15,699

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDONESIA 2.2%

Indonesia Government International Bond
6.875% due 03/09/2017		$27,000	$24,892
6.875% due 01/17/2018		3,100	2,856

Majapahit Holding BV
7.250% due 10/17/2011		8,105	7,845
7.250% due 06/28/2017		10,600	9,361
7.750% due 10/17/2016		950	812
7.875% due 06/29/2037		23,600	18,342

Total Indonesia (Cost $72,992)			64,108

KAZAKHSTAN 0.9%

Intergas Finance BV
6.375% due 05/14/2017		$9,100	6,575
6.875% due 11/04/2011		2,980	2,682

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		19,311	16,340

Total Kazakhstan (Cost $31,197)			25,597

MALAYSIA 1.1%

Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	19,787
7.750% due 08/15/2015		1,690	1,944

Petronas Capital Ltd.
7.875% due 05/22/2022		3,000	3,537

TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	7,767

Total Malaysia (Cost $33,890)			33,035

MEXICO 6.3%

America Movil SAB de C.V.
5.500% due 03/01/2014		$14,481	13,647
5.625% due 11/15/2017		8,400	7,906
5.750% due 01/15/2015		11,700	11,055
8.460% due 12/18/2036	MXN	10,900	880

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$2,100	2,035
6.196% due 12/31/2049		4,835	4,623

C8 Capital SPV Ltd.
6.640% due 12/29/2049		10,000	9,266
6.640% due 12/31/2049		5,800	5,438

C10 Capital SPV Ltd.
6.722% due 12/31/2049		5,700	5,274

Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,105

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		5,576	4,935

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		1,350	1,370

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	960

Mexican Bonos
7.250% due 12/15/2016	MXN	321,400	27,431

Mexico Government International Bond
6.750% due 09/27/2034		$25,360	25,550
7.500% due 04/08/2033		24,685	27,030
8.000% due 09/24/2022		16,880	19,623

		SHARES

Mexico Government International Bond Warrants
0.000% due 10/09/2008		10,000	98

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pemex Finance Ltd.
9.030% due 02/15/2011		$30	$32

Pemex Project Funding Master Trust
4.591% due 10/15/2009		2,000	1,995
6.625% due 06/15/2035		8,500	7,807
6.625% due 06/15/2038		2,100	1,914
9.375% due 12/02/2008		253	255

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,000	948
8.750% due 01/31/2016	MXN	10,000	887

Vitro SAB de C.V.
8.625% due 02/01/2012		$1,765	1,403
9.125% due 02/01/2017		1,450	950

Total Mexico (Cost $196,162)			186,417

NEW ZEALAND 0.3%

ANZ National International Ltd.
6.200% due 07/19/2013		$9,200	9,141

Total New Zealand (Cost $9,192)			9,141

PANAMA 3.2%

AES Panama S.A.
6.350% due 12/21/2016		$8,780	8,400

Panama Government International Bond
6.700% due 01/26/2036		16,008	15,208
7.125% due 01/29/2026		22,425	23,098
7.250% due 03/15/2015		120	125
8.875% due 09/30/2027		7,600	9,234
9.375% due 04/01/2029		31,528	39,252

Total Panama (Cost $99,695)			95,317

PERU 0.8%

Peru Government International Bond
6.550% due 03/14/2037		$2,075	1,914
8.375% due 05/03/2016		7,212	7,717
8.750% due 11/21/2033		4,795	5,730

Southern Copper Corp.
6.375% due 07/27/2015		1,000	927
7.500% due 07/27/2035		6,500	6,028

Total Peru (Cost $22,936)			22,316

PHILIPPINES 0.9%

Philippine Government International Bond
6.375% due 01/15/2032		$2,625	2,444
7.750% due 01/14/2031		10,000	10,550
8.250% due 01/15/2014		600	648
8.375% due 02/15/2011		3,800	4,085
8.875% due 03/17/2015		1,700	1,904
9.875% due 01/15/2019		3,120	3,834
10.625% due 03/16/2025		2,400	3,207

Total Philippines (Cost $27,977)			26,672

QATAR 0.4%

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$178	179

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		8,850	8,062

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	969

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.838% due 09/30/2027		$470	$406
6.332% due 09/30/2027		3,250	2,938

Total Qatar (Cost $12,936)			12,554

RUSSIA 16.4%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$174,310	170,824

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		900	907

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	7,550	8,051
6.212% due 11/22/2016		$27,200	21,170
6.510% due 03/07/2022		36,300	26,273
7.288% due 08/16/2037		26,400	18,511
8.625% due 04/28/2034		33,630	31,444

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,008

Gazprom International S.A.
7.201% due 02/01/2020		23,949	21,669

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	3,655

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,089
8.375% due 10/14/2010		1,000	948

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		16,160	11,577
7.175% due 05/16/2013		6,400	5,441

Russia Government International Bond
7.500% due 03/31/2030		41,928	42,930
8.250% due 03/31/2010		1,089	1,128
12.750% due 06/24/2028		13,275	21,452

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,011

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,091
6.625% due 03/20/2017		31,000	20,228
6.875% due 07/18/2011		4,000	3,450
7.500% due 07/18/2016		11,850	8,477

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		8,700	7,926
8.700% due 08/07/2018		27,400	24,550

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	1,425
8.375% due 10/22/2011		450	397

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	905

VTB Capital S.A.
4.491% due 11/01/2009		1,000	905
6.609% due 10/31/2012		11,300	9,096
7.500% due 10/12/2011		3,000	2,612

VTB Europe Finance BV
3.591% due 10/06/2009		5,000	4,922

Total Russia (Cost $579,147)			484,072

SOUTH AFRICA 1.4%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	15,804
5.875% due 05/30/2022		$5,690	4,839
6.500% due 06/02/2014		14,500	14,246
7.375% due 04/25/2012		5,580	5,727

Total South Africa (Cost $40,777)			40,616

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH KOREA 0.1%

Korea Development Bank
5.300% due 01/17/2013		$2,800	$2,783

Total South Korea (Cost $2,796)			2,783

SWITZERLAND 0.5%

Credit Suisse New York
5.000% due 05/15/2013		$2,100	1,948

UBS AG
5.750% due 04/25/2018		5,300	4,618
5.875% due 12/20/2017		8,880	7,898

Total Switzerland (Cost $16,234)			14,464

TRINIDAD AND TOBAGO 0.3%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,100	9,496

Total Trinidad and Tobago (Cost $10,060)			9,496

TUNISIA 0.9%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	6,221
4.750% due 04/07/2011		450	604
7.375% due 04/25/2012		$16,022	16,763
8.250% due 09/19/2027		1,680	1,831

Total Tunisia (Cost $25,940)			25,419

TURKEY 0.1%

Turkey Government International Bond
7.250% due 03/15/2015		$1,285	1,282
9.000% due 06/30/2011		1,600	1,712

Total Turkey (Cost $3,037)			2,994

UKRAINE 2.3%

Colvis Finance Ltd.
8.000% due 02/02/2009		$6,700	6,655

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	1,562
6.385% due 06/26/2012		$2,550	2,200
6.450% due 08/05/2009		18,350	17,616
6.875% due 03/04/2011		30,850	28,762
7.650% due 06/11/2013		11,685	9,757

Total Ukraine (Cost $73,004)			66,552

UNITED KINGDOM 0.6%

Barclays Bank PLC
7.434% due 09/29/2049		$1,000	815
7.700% due 04/29/2049		11,250	9,914

HBOS PLC
6.750% due 05/21/2018		7,500	6,295

Total United Kingdom (Cost $19,655)			17,024

UNITED STATES 32.7%

ASSET-BACKED SECURITIES 0.7%

Daimler Chrysler Auto Trust
3.417% due 07/08/2011		$2,000	1,989

See Accompanying Notes	Semiannual Report	September 30, 2008	65

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Credit Auto Owner Trust
3.908% due 06/15/2012	$17,800	$17,349

MBNA Master Credit Card Trust
2.648% due 08/15/2014	1,000	947

Morgan Stanley Mortgage Loan Trust
3.567% due 04/25/2037	800	404
5.726% due 10/25/2036	500	399
6.000% due 07/25/2047	496	330

		21,418

CORPORATE BONDS & NOTES 7.5%

American International Group, Inc.
2.895% due 10/18/2011	10,000	5,939
8.175% due 05/15/2058	15,300	2,451

Bank of America Corp.
8.000% due 12/29/2049	27,400	21,717
8.125% due 12/29/2049	13,700	11,086

Bear Stearns Cos. LLC
6.950% due 08/10/2012	20,000	20,221

Citigroup Capital XXI
8.300% due 12/21/2077	13,540	10,091

Citigroup, Inc.
5.500% due 04/11/2013	11,900	10,397
6.125% due 11/21/2017	13,000	11,035
8.400% due 04/29/2049	16,550	11,286

General Electric Capital Corp.
5.875% due 01/14/2038	21,100	15,565

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	8,000	6,611
6.150% due 04/01/2018	4,850	4,040
6.750% due 10/01/2037	21,125	14,110

John Deere Capital Corp.
3.567% due 06/10/2011	9,700	9,727

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	18,950	16,794

Morgan Stanley
3.035% due 01/18/2011	5,000	3,261
5.950% due 12/28/2017	26,100	16,376
6.000% due 04/28/2015	19,000	12,944

Pemex Project Funding Master Trust
3.411% due 12/03/2012	1,200	1,137

Wachovia Bank N.A.
3.704% due 05/14/2010	13,230	10,834

Wachovia Corp.
5.500% due 05/01/2013	4,400	3,644

Wells Fargo Capital XIII
7.700% due 12/29/2049	4,300	3,753

		223,019

MORTGAGE-BACKED SECURITIES 3.0%

Adjustable Rate Mortgage Trust
5.381% due 11/25/2035	763	622

American Home Mortgage Assets
3.397% due 05/25/2046	1,811	1,169
3.397% due 09/25/2046	610	374
3.555% due 02/25/2047	868	437
3.775% due 11/25/2046	1,083	545

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	3,900	3,324
5.936% due 02/10/2051	4,500	3,857

Banc of America Funding Corp.
5.357% due 11/20/2035	642	602
5.888% due 04/25/2037	700	403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
5.010% due 01/25/2035	$118	$106
5.732% due 02/25/2036	468	357

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	855	733

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	1,500	1,286

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,366	2,132
4.663% due 03/25/2034	206	196
5.666% due 07/25/2046	583	453

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,800	3,300

Countrywide Alternative Loan Trust
3.367% due 02/25/2047	1,448	880
3.368% due 02/20/2047	1,455	890
3.377% due 01/25/2037	600	276
3.382% due 12/20/2046	2,247	1,370
3.387% due 05/25/2047	4,210	2,566
3.417% due 07/25/2046	279	177
3.457% due 09/25/2046	700	263
3.537% due 11/20/2035	738	473
3.717% due 11/20/2035	500	227
3.855% due 12/25/2035	964	589
3.855% due 02/25/2036	904	539
5.750% due 03/25/2037	500	344
6.250% due 11/25/2036	604	435

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	318	206
3.557% due 02/25/2036	545	234
5.431% due 02/25/2047	517	339
5.547% due 04/20/2036	482	388
5.620% due 03/25/2037	496	352
6.092% due 09/25/2047	353	274

Credit Suisse Mortgage Capital Certificates
5.863% due 01/25/2037	500	326

CS First Boston Mortgage Securities Corp.
5.014% due 06/25/2033	1,529	1,496

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	600	393
6.172% due 06/25/2036	800	595

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	1,100	1,030
3.287% due 02/25/2037	1,383	1,308
3.287% due 03/25/2037	1,425	1,377
5.000% due 10/25/2018	582	552
5.500% due 12/25/2035	700	465
5.588% due 10/25/2035	476	311
5.869% due 10/25/2036	500	325
5.886% due 10/25/2036	500	324
6.300% due 07/25/2036	700	494

Harborview Mortgage Loan Trust
3.230% due 09/19/2046	428	260
3.270% due 03/19/2037	7,037	4,341
3.378% due 08/21/2036	354	218
5.903% due 08/19/2036	310	209

Homebanc Mortgage Trust
5.909% due 04/25/2037	600	327

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	1,363	1,286

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	636	345

Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	600	388

Indymac Index Mortgage Loan Trust
3.407% due 06/25/2047	634	385
3.417% due 05/25/2046	210	128
3.447% due 07/25/2035	185	121
3.507% due 06/25/2037	498	265

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.490% due 10/25/2035	$553	$375
5.975% due 06/25/2036	600	439

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	2,900	2,503
5.794% due 02/12/2051	3,600	3,056
5.937% due 02/12/2049	2,100	1,795

JPMorgan Mortgage Trust
4.872% due 04/25/2035	563	495
5.375% due 08/25/2035	600	478
5.402% due 11/25/2035	811	709

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	4,100	3,449

Luminent Mortgage Trust
3.377% due 12/25/2036	952	581
3.387% due 12/25/2036	492	310
3.407% due 10/25/2046	356	221

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	557	352

MASTR Alternative Loans Trust
3.607% due 03/25/2036	325	178

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	4,686	3,809

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	651	465

Morgan Stanley Capital I
5.809% due 12/12/2049	4,800	4,101

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	241	207

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	384

Residential Accredit Loans, Inc.
3.457% due 08/25/2037	533	291
3.477% due 05/25/2046	1,000	418
3.507% due 08/25/2035	436	270
3.607% due 10/25/2045	450	293

Residential Asset Securitization Trust
3.607% due 01/25/2046	725	451

Sequoia Mortgage Trust
5.765% due 01/20/2047	309	266

Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036	1,200	544
5.375% due 11/25/2035	493	355
5.429% due 09/25/2036	600	506
6.000% due 10/25/2037	523	346

Structured Asset Mortgage Investments, Inc.
3.427% due 05/25/2036	3,994	2,463
3.427% due 05/25/2046	596	367

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	2,236	2,123
5.970% due 09/25/2036	600	437

WaMu Mortgage Pass-Through Certificates
3.555% due 03/25/2047	1,696	894
3.595% due 01/25/2047	926	504
3.615% due 04/25/2047	1,185	685
3.675% due 12/25/2046	706	374
3.948% due 01/25/2047	325	219
4.229% due 03/25/2034	648	624
5.342% due 01/25/2037	603	479
5.542% due 04/25/2037	422	315
5.609% due 12/25/2036	391	280
5.613% due 12/25/2036	1,183	929
5.668% due 05/25/2037	938	849
5.931% due 09/25/2036	644	501

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	411	239

		87,916

66	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 21.2%

Fannie Mae
5.000% due 05/01/2037 - 11/01/2038		$85,060	$82,793
5.500% due 12/01/2033 - 10/01/2038		220,418	219,857
5.500% due 06/01/2037 - 12/01/2037 (f)		119,555	119,345
6.000% due 10/01/2035 - 10/01/2038		157,503	159,637
6.000% due 05/01/2038 (f)		20,558	20,849

Freddie Mac
5.440% due 12/01/2035		474	477
5.500% due 04/01/2038 (f)		24,806	24,697

			627,655

U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Notes
3.500% due 05/31/2013		9,800	10,050

Total United States (Cost $1,044,582)			970,058

URUGUAY 0.9%

Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	59,412	2,102
5.000% due 09/14/2018 (b)		82,763	3,957
8.000% due 11/18/2022		$16,397	16,480
9.250% due 05/17/2017		5,000	5,656

Total Uruguay (Cost $29,415)			28,195

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VENEZUELA 4.4%

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$23,360	$12,673
5.375% due 04/12/2027	12,000	5,370

Venezuela Government International Bond
3.791% due 04/20/2011	36,640	30,109
5.375% due 08/07/2010	24,750	22,028
6.000% due 12/09/2020	43,700	25,018
7.000% due 12/01/2018	5,000	3,394
7.650% due 04/21/2025	4,915	2,998
9.375% due 01/13/2034	11,200	7,812
10.750% due 09/19/2013	21,925	20,226

	SHARES

Venezuela Government International Bond Warrants
0.000% due 04/15/2020	4,000	113

Total Venezuela (Cost $171,121)		129,741

	PRINCIPAL AMOUNT (000S)
VIETNAM 0.1%

Vietnam Government International Bond
4.000% due 03/12/2028	$5,000	3,443
6.875% due 01/15/2016	1,000	942

Total Vietnam (Cost $5,263)		4,385

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.8%

CERTIFICATES OF DEPOSIT 0.4%

Unicredito Italiano NY
3.088% due 05/15/2009	$12,300	$12,300

REPURCHASE AGREEMENTS 3.4%

State Street Bank and Trust Co.
0.100% due 10/01/2008	30,070	30,070
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $30,674. Repurchase proceeds are $30,070.)
1.000% due 10/01/2008	69,890	69,890
(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/13/2008 valued at $71,293. Repurchase proceeds are $69,892.)

		99,960

U.S. TREASURY BILLS 2.0%
1.036% due 10/16/2008 - 12/26/2008 (a)(c)(d)(e)	59,096	58,669

Total Short-Term Instruments (Cost $171,240)		170,929

Total Investments 106.3% (Cost $3,413,032)		$3,145,327

Written Options (i) (0.0%)
(Premiums $734)		(1,313)

Other Assets and Liabilities (Net) (6.3%)		(186,810)

Net Assets 100.0%		$2,957,204

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $1,240 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $47,410 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $218 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $21,756 at a weighted average interest rate of 3.616%. On September 30, 2008, securities valued at $164,754 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $13,285 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	91	$(173)
90-Day Eurodollar December Futures	Long	12/2008	285	(109)
90-Day Eurodollar December Futures	Long	12/2009	10,067	5,660

				$5,378

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(0.970%	)	03/20/2018	BNP	3.932%	$4,000	$695	$0	$695
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(0.970%	)	03/20/2018	BOA	3.932%	3,000	521	0	521
Korea Development Bank 5.750% due 09/10/2013	(0.940%	)	03/20/2013	MSC	3.371%	2,800	258	0	258
Morgan Stanley 6.000% due 04/28/2015	(1.040%	)	06/20/2015	BCLY	9.326%	1,900	555	0	555
Morgan Stanley 6.000% due 04/28/2015	(1.200%	)	06/20/2015	BOA	9.326%	1,700	487	0	487
Morgan Stanley 6.000% due 04/28/2015	(1.210%	)	06/20/2015	BOA	9.326%	1,000	286	0	286

							$2,802	$0	$2,802

See Accompanying Notes	Semiannual Report	September 30, 2008	67

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	2.066%	03/20/2013	CSFB	14.972%	$16,000	$(5,355)	$0	$(5,355)
Brazilian Government International Bond 12.250% due 03/06/2030	1.360%	08/20/2011	BCLY	1.301%	6,500	20	0	20
Brazilian Government International Bond 12.250% due 03/06/2030	1.370%	08/20/2011	BCLY	1.301%	8,000	28	0	28
Brazilian Government International Bond 12.250% due 03/06/2030	0.410%	04/20/2009	JPM	0.411%	13,480	26	0	26
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	04/20/2016	MLP	2.054%	16,500	42	0	42
Brazilian Government International Bond 12.250% due 03/06/2030	1.030%	07/20/2017	UBS	2.168%	3,875	(291)	0	(291)
CEMEX SAB de C.V. 9.625% due 10/01/2009	1.050%	12/20/2016	JPM	3.803%	6,600	(1,010)	0	(1,010)
Colombia Government International Bond 10.375% due 01/28/2033	0.780%	07/20/2012	BCLY	1.738%	4,500	(142)	0	(142)
Colombia Government International Bond 10.375% due 01/28/2033	0.790%	07/20/2012	BCLY	1.738%	2,000	(63)	0	(63)
Colombia Government International Bond 10.375% due 01/28/2033	1.060%	01/20/2012	JPM	1.643%	5,000	(79)	0	(79)
Colombia Government International Bond 10.375% due 01/28/2033	1.640%	08/20/2011	MSC	1.538%	6,200	29	0	29
Colombia Government International Bond 10.375% due 01/28/2033	1.070%	01/20/2012	UBS	1.643%	3,000	(46)	0	(46)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	32,700	(69)	0	(69)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.500%	06/20/2009	DUB	24.348%	2,900	(322)	0	(322)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.600%	06/20/2009	GSC	24.348%	3,550	(392)	0	(392)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.700%	06/20/2009	GSC	24.348%	7,850	(861)	0	(861)
Indonesia Government International Bond 6.750% due 03/10/2014	1.000%	06/20/2009	BCLY	1.075%	13,480	(3)	0	(3)
Indonesia Government International Bond 6.750% due 03/10/2014	0.950%	06/20/2009	CITI	1.075%	1,500	(1)	0	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	1.580%	12/20/2011	CITI	3.088%	6,200	(270)	0	(270)
Indonesia Government International Bond 6.750% due 03/10/2014	2.290%	12/20/2016	CITI	4.066%	1,300	(136)	0	(136)
Indonesia Government International Bond 6.750% due 03/10/2014	1.540%	12/20/2011	DUB	3.088%	2,650	(119)	0	(119)
Indonesia Government International Bond 6.750% due 03/10/2014	1.525%	12/20/2011	RBS	3.088%	7,000	(317)	0	(317)
Indonesia Government International Bond 6.750% due 03/10/2014	2.360%	09/20/2016	RBS	4.036%	14,900	(1,444)	0	(1,444)
Indonesia Government International Bond 6.750% due 03/10/2014	2.385%	09/20/2016	RBS	4.036%	3,100	(296)	0	(296)
Indonesia Government International Bond 6.750% due 03/10/2014	2.480%	09/20/2016	RBS	4.036%	2,000	(180)	0	(180)
Indonesia Government International Bond 6.750% due 03/10/2014	2.345%	12/20/2016	RBS	4.066%	16,575	(1,682)	0	(1,682)
Indonesia Government International Bond 6.750% due 03/10/2014	2.430%	12/20/2016	RBS	4.066%	2,000	(193)	0	(193)
Indonesia Government International Bond 6.750% due 03/10/2014	2.320%	06/20/2013	UBS	3.574%	8,000	(348)	0	(348)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	20,000	6	0	6
JSC Gazprom 8.625% due 04/28/2034	0.890%	10/20/2008	MSC	3.451%	15,000	8	0	8
JSC Gazprom 8.625% due 04/28/2034	1.320%	12/20/2008	MSC	3.467%	46,000	(49)	0	(49)
JSC Gazprom 8.625% due 04/28/2034	0.980%	05/20/2009	MSC	3.549%	1,500	(18)	0	(18)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	25,000	(2)	0	(2)
Malaysia Government International Bond 7.500% due 07/15/2011	0.380%	06/20/2009	JPM	1.000%	13,480	(45)	0	(45)
Mexico Government International Bond 7.500% due 04/08/2033	0.695%	01/20/2017	UBS	1.726%	2,700	(180)	0	(180)
Panama Government International Bond 8.875% due 09/30/2027	0.500%	04/20/2009	DUB	0.854%	13,480	5	0	5
Peru Government International Bond 8.750% due 11/21/2033	1.920%	03/20/2013	BCLY	1.781%	5,000	30	0	30
Peru Government International Bond 8.750% due 11/21/2033	1.220%	10/20/2011	MSC	1.416%	6,350	0	0	0
Peru Government International Bond 8.750% due 11/21/2033	1.960%	10/20/2016	MSC	2.253%	3,000	(29)	0	(29)
Petroleos Mexicanos 9.500% due 09/15/2027	1.130%	04/20/2016	JPM	2.079%	26,250	(1,368)	0	(1,368)
Philippine Government International Bond 10.625% due 03/16/2025	1.770%	09/20/2012	BCLY	2.622%	10,510	(313)	0	(313)

68	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Philippine Government International Bond 10.625% due 03/16/2025	1.920%	09/20/2012	BCLY	2.622%	$5,500	$(134)	$0	$(134)
Philippine Government International Bond 10.625% due 03/16/2025	2.250%	09/20/2012	BCLY	2.622%	6,500	(82)	0	(82)
Philippine Government International Bond 10.625% due 03/16/2025	2.320%	03/20/2013	BCLY	2.798%	35,000	(632)	0	(632)
Philippine Government International Bond 10.625% due 03/16/2025	2.300%	06/20/2013	BCLY	2.874%	7,000	(160)	0	(160)
Philippine Government International Bond 10.625% due 03/16/2025	2.510%	09/20/2017	BCLY	3.447%	1,250	(75)	0	(75)
Philippine Government International Bond 10.625% due 03/16/2025	2.530%	09/20/2017	BCLY	3.447%	1,250	(73)	0	(73)
Philippine Government International Bond 10.625% due 03/16/2025	1.950%	03/20/2013	CITI	2.798%	30,000	(979)	0	(979)
Philippine Government International Bond 10.625% due 03/16/2025	2.000%	03/20/2013	CITI	2.798%	18,550	(569)	0	(569)
Philippine Government International Bond 10.625% due 03/16/2025	2.140%	03/20/2013	CITI	2.798%	8,000	(201)	0	(201)
Philippine Government International Bond 10.625% due 03/16/2025	2.340%	03/20/2013	CITI	2.798%	9,600	(166)	0	(166)
Philippine Government International Bond 10.625% due 03/16/2025	2.380%	03/20/2013	CITI	2.798%	17,000	(267)	0	(267)
Philippine Government International Bond 10.625% due 03/16/2025	1.770%	12/20/2017	CITI	3.474%	24,100	(2,695)	0	(2,695)
Philippine Government International Bond 10.625% due 03/16/2025	2.730%	03/20/2018	CITI	3.499%	21,300	(1,081)	0	(1,081)
Philippine Government International Bond 10.625% due 03/16/2025	2.770%	06/20/2018	CITI	3.524%	20,800	(1,050)	0	(1,050)
Philippine Government International Bond 10.625% due 03/16/2025	2.830%	06/20/2018	CITI	3.524%	7,000	(325)	0	(325)
Philippine Government International Bond 10.625% due 03/16/2025	2.340%	03/20/2013	DUB	2.798%	13,700	(236)	0	(236)
Philippine Government International Bond 10.625% due 03/16/2025	1.770%	09/20/2012	MSC	2.622%	1,900	(57)	0	(57)
Philippine Government International Bond 10.625% due 03/16/2025	1.500%	12/20/2012	MSC	2.714%	20,000	(898)	0	(898)
Philippine Government International Bond 10.625% due 03/16/2025	2.440%	09/20/2017	MSC	3.447%	6,200	(401)	0	(401)
Philippine Government International Bond 10.625% due 03/16/2025	2.860%	03/20/2018	MSC	3.499%	5,000	(210)	0	(210)
Philippine Government International Bond 10.625% due 03/16/2025	1.790%	09/20/2012	UBS	2.622%	7,960	(194)	0	(194)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	1.380%	10/20/2011	GSC	7.098%	5,000	(698)	0	(698)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	2.000%	10/20/2012	MSC	7.135%	13,000	(2,031)	0	(2,031)
Russia Government International Bond 7.500% due 03/31/2030	2.990%	08/24/2014	ABN	2.695%	8,125	142	0	142
Russia Government International Bond 7.500% due 03/31/2030	1.870%	10/20/2012	CSFB	7.135%	6,900	(1,110)	0	(1,110)
Russia Government International Bond 7.500% due 03/31/2030	0.645%	04/20/2009	JPM	2.317%	13,480	(82)	0	(82)
Russia Government International Bond 7.500% due 03/31/2030	2.380%	09/20/2013	JPM	2.648%	14,300	(153)	0	(153)
Russia Government International Bond 7.500% due 03/31/2030	2.310%	01/21/2014	MLP	2.667%	1,350	(15)	0	(15)
Tenaga Nasional Bhd. 0.650% due 06/20/2013	0.650%	06/20/2013	JPM	1.806%	1,000	(48)	0	(48)
Ukraine Government International Bond 7.650% due 06/11/2013	2.320%	08/20/2017	CITI	7.563%	5,000	(1,377)	0	(1,377)
Ukraine Government International Bond 7.650% due 06/11/2013	0.690%	04/20/2009	HSBC	5.404%	4,000	(89)	0	(89)
Ukraine Government International Bond 7.650% due 06/11/2013	1.450%	02/20/2012	JPM	6.843%	6,000	(906)	0	(906)
Ukraine Government International Bond 7.650% due 06/11/2013	1.500%	01/20/2012	MLP	6.817%	2,000	(289)	0	(289)
Ukraine Government International Bond 7.650% due 06/11/2013	1.560%	04/20/2009	MSC	5.404%	13,480	(181)	0	(181)
Ukraine Government International Bond 7.650% due 06/11/2013	1.410%	11/20/2010	MSC	6.434%	15,000	(1,376)	0	(1,376)
Ukraine Government International Bond 7.650% due 06/11/2013	1.770%	04/20/2011	MSC	6.598%	10,000	(1,001)	0	(1,001)
Ukraine Government International Bond 7.650% due 06/11/2013	1.600%	01/20/2012	MSC	6.817%	2,500	(354)	0	(354)

See Accompanying Notes	Semiannual Report	September 30, 2008	69

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	1.790%	11/20/2012	MSC	7.023%	$20,000	$(3,320)	$0	$(3,320)
Ukraine Government International Bond 7.650% due 06/11/2013	2.030%	11/20/2012	MSC	7.023%	5,000	(786)	0	(786)
Ukraine Government International Bond 7.650% due 06/11/2013	2.580%	11/20/2017	MSC	7.576%	20,000	(5,179)		(5,179)
Ukraine Government International Bond 7.650% due 06/11/2013	1.480%	03/20/2012	UBS	6.865%	6,000	(882)	0	(882)
Ukraine Government International Bond 7.650% due 06/11/2013	1.950%	06/20/2017	UBS	7.553%	2,000	(578)	0	(578)
Uruguay Government International Bond 7.875% due 01/15/2033	1.050%	01/20/2012	DUB	1.733%	12,000	(224)	0	(224)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%	4,600	(33)	0	(33)

						$(46,484)	$0	$(46,484)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.EM-9 Index	(2.650%)	06/20/2013	UBS	$25,000	$480	$(488)	$968

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY	$205,655	$(3,955)	$300	$(4,255)
CDX.EM-9 Index	2.650%	06/20/2013	CSFB	29,000	(558)	160	(718)
CDX.EM-9 Index	2.650%	06/20/2013	DUB	54,860	(1,055)	(479)	(576)
CDX.EM-9 Index	2.650%	06/20/2013	GSC	49,095	(944)	375	(1,319)
CDX.EM-9 Index	2.650%	06/20/2013	JPM	71,300	(1,371)	796	(2,167)
CDX.EM-9 Index	2.650%	06/20/2013	MLP	9,000	(173)	216	(389)
CDX.EM-9 Index	2.650%	06/20/2013	MSC	48,400	(931)	87	(1,018)
CDX.EM-9 Index	2.650%	06/20/2013	UBS	41,000	(788)	(229)	(559)
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	21,400	242	0	242
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	7,200	83	0	83
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	3,600	42	0	42
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC	4,700	52	0	52
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	7,200	83	0	83
CDX.IG-9 5 Year Index 30-100%	0.720%	12/20/2012	GSC	58,000	699	0	699
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	16,000	(1,665)	(2,668)	1,003

					$(10,239)	$(1,442)	$(8,797)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC	BRL	93,700	$(248)	$116	$(364)
Pay	1-Year BRL-CDI	13.840%	01/04/2010	MLP		23,700	237	0	237

70	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		30,500	$(1,562)	$(782)	$(780)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY	BRL	23,000	(358)	(8)	(350)
Pay	1-Year BRL-CDI	13.845%	01/02/2012	UBS		4,600	(12)	(36)	24
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$676,000	4,566	(1,883)	6,449
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		4,900	53	44	9
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		21,700	234	132	102
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		3,700	(22)	(69)	47
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		79,900	(471)	(969)	498
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		66,000	(2,511)	(28)	(2,483)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		27,500	(1,001)	440	(1,441)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		45,100	(1,642)	(637)	(1,005)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		15,100	(673)	411	(1,084)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		13,400	(597)	509	(1,106)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	5,900	(30)	(186)	156
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		3,200	(14)	(71)	57
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		7,400	(31)	(185)	154
Pay	6-Month PLN-WIBOR	6.000%	06/18/2010	CITI	PLN	27,200	(47)	48	(95)

							$(4,129)	$(3,154)	$(975)

(i)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	627	$439	$506
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	627	295	807

				$734	$1,313

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	1,122	$1,067
Sales	3,129	1,841
Closing Buys	(1,749)	(1,384)
Expirations	(1,248)	(790)
Exercised	0	0

Balance at 09/30/2008	1,254	$734

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Freddie Mac	5.000%	10/01/2023	$500	$502	$495
Freddie Mac	5.500%	10/01/2038	22,000	21,824	21,859
U.S. Treasury Notes	2.500%	03/31/2013	11,050	10,898	10,895
U.S. Treasury Notes	3.625%	12/31/2012	26,900	27,872	28,128
U.S. Treasury Notes	4.250%	11/15/2017	16,000	16,756	16,838

				$77,852	$78,215

(6)	Market value includes $547 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	18,149	04/2009	$0	$(89)	$(89)
Buy	BRL	BCLY	5,458	10/2008	0	(82)	(82)
Sell		HSBC	5,458	10/2008	156	0	156
Sell		BOA	108,635	12/2008	1,749	0	1,749
Buy		DUB	4,252	12/2008	0	(414)	(414)
Buy		HSBC	5,458	12/2008	0	(157)	(157)
Sell		HSBC	32,500	12/2008	1,088	0	1,088
Sell		JPM	85,002	12/2008	5,554	0	5,554
Sell		MLP	37,372	12/2008	480	0	480
Buy		MSC	37,649	12/2008	0	(2,694)	(2,694)
Sell		MSC	19,251	12/2008	750	0	750

See Accompanying Notes	Semiannual Report	September 30, 2008	71

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	UBS	56,429	12/2008	$3,969	$0	$3,969
Buy	CLP	MSC	2,130,616	12/2008	0	(592)	(592)
Sell		MSC	3,430,800	12/2008	1,017	0	1,017
Buy		JPM	1,239,857	05/2009	0	(390)	(390)
Buy	CNY	DUB	54,263	10/2008	0	(3)	(3)
Sell		DUB	106,266	10/2008	152	(32)	120
Buy		JPM	61,731	10/2008	16	0	16
Sell		JPM	9,728	10/2008	20	0	20
Buy		BCLY	78,325	11/2008	0	(189)	(189)
Buy		BOA	23,186	11/2008	0	(53)	(53)
Buy		DUB	119,626	11/2008	0	(272)	(272)
Buy		HSBC	29,360	11/2008	0	(67)	(67)
Buy		JPM	45,156	11/2008	0	(123)	(123)
Buy		UBS	67,906	11/2008	0	(159)	(159)
Buy		JPM	53,149	09/2009	56	0	56
Buy	COP	CITI	16,332,362	12/2008	0	(486)	(486)
Sell		CITI	46,749,120	12/2008	3,974	0	3,974
Sell		MSC	1,609,060	12/2008	134	0	134
Buy	CZK	DUB	10,334	12/2008	25	0	25
Sell	EUR	CITI	25,155	10/2008	0	(82)	(82)
Buy		JPM	4,272	10/2008	0	(274)	(274)
Sell		UBS	29,427	10/2008	1,641	0	1,641
Buy	GBP	BCLY	139	10/2008	0	(8)	(8)
Sell		UBS	4,432	11/2008	153	0	153
Buy	HKD	BCLY	156	10/2008	0	0	0
Buy		CSFB	156	10/2008	0	0	0
Buy		DUB	76	10/2008	0	0	0
Sell		HSBC	78	10/2008	0	0	0
Buy		HSBC	78	03/2009	0	0	0
Buy	HUF	BNP	443	11/2008	0	0	0
Buy	IDR	BCLY	73,707,128	10/2008	0	(208)	(208)
Buy		DUB	458,627	10/2008	0	0	0
Buy	ILS	BCLY	571	11/2008	19	0	19
Buy		HSBC	571	11/2008	19	0	19
Sell		HSBC	1,142	11/2008	0	(14)	(14)
Sell	INR	CSFB	51,062	11/2008	178	0	178
Buy		JPM	51,062	11/2008	0	(187)	(187)
Buy	JPY	BCLY	1,526,320	10/2008	0	(19)	(19)
Sell		BCLY	470,727	10/2008	27	0	27
Sell		CITI	1,868,193	10/2008	0	(16)	(16)
Sell		CSFB	559,612	10/2008	0	(3)	(3)
Buy		HSBC	1,622,815	10/2008	0	(289)	(289)
Buy		MLP	1,618,987	10/2008	0	(295)	(295)
Buy		RBS	1,775,158	10/2008	0	(230)	(230)
Sell		UBS	1,869,589	10/2008	0	(21)	(21)
Sell		RBC	1,526,320	11/2008	28	0	28
Buy	KWD	BCLY	1,354	04/2009	0	(153)	(153)
Buy	MXN	BCLY	35,355	11/2008	0	(249)	(249)
Buy		CITI	13,799	11/2008	0	(41)	(41)
Sell		DUB	378,178	11/2008	1,584	0	1,584
Buy		HSBC	3,364	11/2008	0	(14)	(14)
Buy		JPM	19,533	11/2008	0	(130)	(130)
Sell		MSC	5,558	11/2008	23	0	23
Sell		RBC	611	11/2008	2	0	2
Buy		UBS	7,441	11/2008	0	(54)	(54)
Sell		CITI	13,799	05/2009	38	0	38
Buy	MYR	BCLY	25,579	11/2008	0	(491)	(491)
Sell		BCLY	68,408	11/2008	578	0	578
Buy		CITI	11,921	11/2008	0	(344)	(344)
Buy		DUB	46,175	11/2008	0	(953)	(953)
Sell		DUB	8,465	11/2008	81	0	81
Buy		HSBC	3,759	11/2008	0	(54)	(54)
Sell		HSBC	16,231	11/2008	156	0	156
Buy		JPM	23,561	11/2008	0	(408)	(408)
Sell		UBS	17,159	11/2008	165	0	165
Sell	PHP	BCLY	675,916	11/2008	360	0	360
Sell		DUB	546,194	11/2008	278	0	278
Buy		HSBC	399,000	11/2008	0	(552)	(552)
Buy		JPM	400,100	11/2008	0	(485)	(485)
Sell		JPM	177,753	11/2008	81	0	81
Buy		BCLY	92,700	02/2009	0	(96)	(96)
Buy		DUB	45,000	02/2009	0	(61)	(61)
Buy		HSBC	111,460	02/2009	0	(121)	(121)
Buy		JPM	157,038	02/2009	0	(125)	(125)
Buy		MLP	35,200	02/2009	0	(46)	(46)

72	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	MSC	124,400	02/2009	$0	$(141)	$(141)
Buy		RBS	34,500	02/2009	0	(46)	(46)
Buy		LEH	23,500	12/2010	0	(26)	(26)
Sell		LEH	23,500	12/2010	0	(13)	(13)
Buy	PLN	BCLY	219	11/2008	0	(10)	(10)
Buy		DUB	134	11/2008	0	(9)	(9)
Sell		DUB	11,149	11/2008	422	0	422
Buy		JPM	200	11/2008	0	(10)	(10)
Buy		HSBC	542	05/2009	0	(17)	(17)
Buy	RUB	DUB	12,875	11/2008	0	(17)	(17)
Buy		HSBC	654,538	11/2008	0	(2,371)	(2,371)
Buy		JPM	151,167	11/2008	0	(301)	(301)
Buy		UBS	107,721	05/2009	0	(340)	(340)
Buy	SAR	BCLY	18,635	04/2009	0	(75)	(75)
Buy	SGD	BCLY	750	10/2008	0	(22)	(22)
Sell		CITI	8,909	10/2008	19	0	19
Buy		CSFB	3,354	10/2008	0	(106)	(106)
Buy		DUB	1,900	10/2008	0	(68)	(68)
Buy		JPM	12,420	10/2008	0	(419)	(419)
Sell		JPM	13,125	10/2008	44	0	44
Buy		UBS	3,610	10/2008	0	(113)	(113)
Buy		BCLY	1,597	11/2008	0	(52)	(52)
Sell		BCLY	3,335	11/2008	44	0	44
Buy		BOA	1,562	11/2008	0	(60)	(60)
Buy		CITI	2,158	11/2008	0	(31)	(31)
Buy		DUB	1,641	11/2008	0	(55)	(55)
Sell		DUB	3,418	11/2008	46	0	46
Buy		JPM	2,212	11/2008	0	(31)	(31)
Buy		UBS	1,563	11/2008	0	(60)	(60)
Buy		CITI	8,909	12/2008	0	(23)	(23)
Buy		JPM	13,080	12/2008	0	(48)	(48)
Buy	SKK	MSC	13,221	01/2009	0	(55)	(55)
Buy	ZAR	BCLY	5,278	12/2008	0	(21)	(21)
Sell		JPM	90,522	12/2008	429	0	429
Buy		UBS	85,529	12/2008	13	0	13

					$25,568	$(16,365)	$9,203

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$3,134,785	$10,542	$3,145,327
Short Sales, at value	0	(77,668)	0	(77,668)
Other Financial Instruments ++	5,378	(45,797)	1,055	(39,364)

Total	$5,378	$3,011,320	$11,597	$3,028,295

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$10,337	$18	$10	$177	$0	$10,542
Other Financial Instruments ++	(498)	0	0	0	(2,140)	3,693	1,055

Total	$(498)	$10,337	$18	$10	$(1,963)	$3,693	$11,597

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	73

Schedule of Investments  Floating Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.1%

Bausch & Lomb, Inc.
6.051% due 04/26/2015	$1,832	$1,705
7.000% due 10/26/2015	160	149

Biomet, Inc.
6.762% due 03/25/2015	1,480	1,367

Community Health Systems, Inc.
4.000% due 07/25/2014	44	39
5.060% due 07/25/2014	673	592
5.954% due 07/25/2014	214	188

Cooper-Standard Automotive, Inc.
5.312% due 12/31/2011	1,975	1,703

CSC Holdings, Inc.
4.569% due 03/30/2013	1,935	1,714

Daimler Finance North America LLC
6.820% due 08/03/2012	1,939	1,317

FCI Connectors
4.237% due 03/09/2013	1,904	1,690

Georgia-Pacific Corp.
4.219% due 12/20/2012	125	111
4.551% due 12/20/2012	151	134
4.567% due 12/20/2012	1,747	1,548

HCA, Inc.
6.012% due 11/18/2013	2,212	1,945

Headwaters, Inc.
8.270% due 04/30/2011	587	534

Hertz Corp.
3.204% due 12/21/2012	1	1
3.990% due 12/21/2012	1	0
4.250% due 12/21/2012	1	1

Idearc, Inc.
4.470% due 11/17/2014	39	23
4.800% due 11/17/2014	881	521

Ineos Group Holdings PLC
4.885% due 10/07/2013	1,119	896
5.385% due 10/07/2014	1,119	957

Las Vegas Sands Corp.
4.560% due 05/23/2014	751	572
5.520% due 05/23/2014	217	165

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	1,380	986

NRG Energy, Inc.
2.701% due 02/01/2013	1,061	937
5.262% due 02/01/2013	647	572

OAO Rosneft Oil Co.
4.359% due 09/17/2009	1,935	1,882

PanAmSat Corp.
5.288% due 07/03/2012	653	598

Renal Advantage, Inc.
5.276% due 10/06/2012	1,843	1,530

RH Donnelley Corp.
6.750% due 06/30/2011	1,879	1,670

Roundy’s Supermarket, Inc.
5.500% due 10/27/2011	1,635	1,498

Smurfit-Stone Container Enterprises, Inc.
2.712% due 11/01/2010	87	80
4.500% due 11/01/2010	42	39
4.500% due 11/01/2011	26	24
4.812% due 11/01/2011	215	198

Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014	197	167
6.302% due 10/10/2014	1,856	1,573
7.262% due 10/10/2014	21	18

VNU/Nielson Finance LLC
4.802% due 08/09/2013	220	191

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.661% due 08/09/2013	$733	$636

Wimar Landco LLC
6.250% due 07/03/2024	5,000	3,644

Total Bank Loan Obligations (Cost $39,996)		34,115

CORPORATE BONDS & NOTES 43.4%

BANKING & FINANCE 24.9%

Bank of America Corp.
8.000% due 12/29/2049	8,800	6,975

Barclays Bank PLC
7.434% due 09/29/2049	6,200	5,053

Bear Stearns Cos. LLC
3.084% due 09/09/2009	1,680	1,660

BHP Billiton Finance Ltd.
3.799% due 03/27/2009	2,500	2,496

C5 Capital SPV Ltd.
6.196% due 12/01/2049	500	485

C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,400	2,228

Calabash Re Ltd.
13.719% due 01/08/2010	3,000	3,099

Citigroup, Inc.
8.400% due 04/29/2049	3,800	2,591

Credit Suisse New York
5.000% due 05/15/2013	6,000	5,566

Foundation Re II Ltd.
9.557% due 11/26/2010	3,700	3,677

Genworth Global Funding Trusts
2.879% due 02/10/2009	2,400	2,363

Goldman Sachs Group, Inc.
3.011% due 03/02/2010	2,500	2,339
3.191% due 10/07/2011	2,000	1,602

HBOS PLC
6.750% due 05/21/2018	2,500	2,098

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	6,575	6,345

Intergas Finance BV
6.375% due 05/14/2017	4,000	2,890
6.875% due 11/04/2011	900	810

International Lease Finance Corp.
3.121% due 07/11/2011	5,000	3,653
3.191% due 01/15/2010	4,500	3,881

JPMorgan Chase & Co.
2.959% due 01/17/2011	7,000	6,904

Lehman Brothers Holdings, Inc.
2.889% due 01/23/2009 (a)	4,400	572
2.907% due 11/16/2009 (a)	1,100	143
2.951% due 05/25/2010 (a)	900	117

Merna Reinsurance Ltd.
4.412% due 07/07/2010	5,800	5,504

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	400	386

Morgan Stanley
2.852% due 05/07/2009	7,500	6,504
2.912% due 02/09/2009	4,500	3,922
3.071% due 01/15/2010	3,500	2,629

Mystic Re Ltd.
9.111% due 12/05/2008	2,500	2,499
11.811% due 12/05/2008	1,900	1,900
12.811% due 06/07/2011	1,500	1,533

National Australia Bank Ltd.
2.884% due 08/19/2009	500	494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Osiris Capital PLC
7.791% due 01/15/2010	$2,000	$2,013

Pemex Finance Ltd.
9.690% due 08/15/2009	195	199

Petroleum Export Ltd.
4.623% due 06/15/2010	2,722	2,701
5.265% due 06/15/2011	4,238	4,198

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,244	2,230

RBS Capital Trust III
5.512% due 09/29/2049	3,700	2,992

Residential Reinsurance 2007 Ltd.
8.811% due 06/07/2010	3,500	3,507

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	4,000	3,881

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	14,200	13,250

SLM Corp.
3.000% due 01/26/2009	5,700	5,302

TNK-BP Finance S.A.
7.500% due 03/13/2013	5,300	4,213

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	5,500	5,011

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,357

UBS Preferred Funding Trust I
8.622% due 10/29/2049	8,250	7,979

Universal City Florida Holding Co. I & II
7.551% due 05/01/2010	3,200	3,024

VTB Capital S.A.
6.609% due 10/31/2012	3,500	2,817

Wells Fargo & Co.
4.375% due 01/31/2013	600	552

Wells Fargo Capital X
5.950% due 12/15/2036	1,700	1,402

Wells Fargo Capital XIII
7.700% due 12/29/2049	7,600	6,632

		166,178

INDUSTRIALS 12.4%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	13,500	13,230

Berry Plastics Holding Corp.
6.694% due 09/15/2014	2,500	1,763

BW GAS Ltd.
6.625% due 06/28/2017	1,240	1,278

Citic Resources Finance Ltd.
6.750% due 05/15/2014	1,200	915

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	1,000	960

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	800	648

CVS Caremark Corp.
3.111% due 06/01/2010	3,800	3,641

Delta Air Lines, Inc.
7.379% due 05/18/2010	9,143	8,892

Dex Media West LLC
9.875% due 08/15/2013	2,600	1,619

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	1,217	1,230

First Data Corp.
9.875% due 09/24/2015	1,350	1,061

74	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Freescale Semiconductor, Inc.
6.694% due 12/15/2014	$7,000	$4,725

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	742

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	6,021	5,690

Goodyear Tire & Rubber Co.
6.678% due 12/01/2009	3,000	2,955

Hanesbrands, Inc.
6.508% due 12/15/2014	7,000	5,845

HCA, Inc.
7.875% due 02/01/2011	999	969

Hertz Corp.
8.875% due 01/01/2014	3,325	2,884

Home Depot, Inc.
2.944% due 12/16/2009	2,500	2,353

JetBlue Airways 2004-2 C Pass-Through Trust
5.904% due 05/15/2010	1,005	1,001

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,609	1,605

MGM Mirage
8.375% due 02/01/2011	2,000	1,645

Nortel Networks Ltd.
7.041% due 07/15/2011	6,400	4,304

Northwest Airlines, Inc.
7.626% due 04/01/2010	3,229	2,906

SandRidge Energy, Inc.
6.416% due 04/01/2014	4,775	4,496

SUPERVALU, Inc.
7.500% due 11/15/2014	275	268

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	836	673

United Airlines, Inc.
6.071% due 03/01/2013 (a)	260	244
6.201% due 12/31/2049 (a)	581	564
7.730% due 01/01/2012	753	746

Xerox Corp.
3.626% due 12/18/2009	3,000	2,981

XTO Energy, Inc.
7.500% due 04/15/2012	90	94

		82,927

UTILITIES 6.1%

AES Panama S.A.
6.350% due 12/21/2016	5,000	4,783

AT&T Corp.
7.300% due 11/15/2011	473	492

Cablevision Systems Corp.
4.238% due 03/30/2013	5	4
4.569% due 03/30/2013	5	4

CMS Energy Corp.
3.741% due 01/15/2013	13,400	11,859

Dominion Resources, Inc.
2.984% due 11/14/2008	2,000	1,996

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,100	1,111

Majapahit Holding BV
7.250% due 10/17/2011	2,100	2,033

Ohio Power Co.
2.971% due 04/05/2010	2,000	1,963

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	5,500	5,171

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

PSEG Energy Holdings LLC
8.500% due 06/15/2011	$3,000	$3,052

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	3,350	3,149

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	280	280

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	188

Telesat Canada
11.000% due 11/01/2015	5,700	4,589

Verizon Communications, Inc.
5.350% due 02/15/2011	200	201

		40,875

Total Corporate Bonds & Notes (Cost $330,308)		289,980

U.S. GOVERNMENT AGENCIES 16.1%

Fannie Mae
3.347% due 04/25/2035	79	67
5.000% due 01/01/2035 - 02/01/2038	1,622	1,582
5.000% due 05/01/2037 - 07/01/2037 (d)	9,389	9,157
5.066% due 05/01/2035 (d)	601	599
5.500% due 09/01/2036 - 10/01/2038	4,945	4,928
5.500% due 11/01/2036 - 05/01/2037 (d)	68,596	68,476
5.557% due 01/01/2036	548	560
5.600% due 12/01/2035 (d)	579	584
5.609% due 03/01/2036	512	520
6.000% due 07/01/2036 - 10/01/2038	1,556	1,578
6.000% due 05/01/2037 - 05/01/2038 (d)	4,191	4,250
6.061% due 02/01/2035	259	260

Freddie Mac
5.000% due 06/15/2016	11	11
5.500% due 08/01/2038 (d)	11,959	11,907

Ginnie Mae
2.788% due 12/16/2026	238	234
5.500% due 02/15/2036 (d)	1,743	1,748
5.500% due 06/15/2037 - 10/01/2038	1,200	1,199

Total U.S. Government Agencies (Cost $106,088)		107,660

MORTGAGE-BACKED SECURITIES 7.2%

Adjustable Rate Mortgage Trust
5.381% due 11/25/2035	763	622

American Home Mortgage Assets
3.417% due 10/25/2046	466	182

American Home Mortgage Investment Trust
3.447% due 05/25/2047	539	192
5.660% due 09/25/2045	142	97

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	900	767
5.936% due 02/10/2051	900	771

Banc of America Funding Corp.
5.888% due 04/25/2037	700	403

Banc of America Mortgage Securities, Inc.
5.436% due 02/25/2036	51	44

Bear Stearns Adjustable Rate Mortgage Trust
5.010% due 01/25/2035	44	40
5.474% due 05/25/2047	439	370

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	$2,276	$1,397
5.504% due 09/25/2035	6,185	4,990
5.903% due 03/25/2036	268	166

Bear Stearns Structured Products, Inc.
5.772% due 12/26/2046	2,243	1,786

CC Mortgage Funding Corp.
3.337% due 05/25/2048	4,376	2,645

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	400	343

Citigroup Mortgage Loan Trust, Inc.
3.277% due 01/25/2037	2,659	2,427
4.663% due 03/25/2034	31	30
4.683% due 08/25/2035	1,766	1,335
5.836% due 12/25/2035	452	309
6.014% due 09/25/2037	813	569

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	900	782

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	911	555
3.398% due 07/20/2046	400	247
3.437% due 08/25/2046	646	267
3.468% due 09/20/2046	600	244
3.537% due 11/20/2035	180	115
3.717% due 11/20/2035	500	227
3.855% due 12/25/2035	261	159
5.891% due 11/25/2035	479	345

Countrywide Home Loan Mortgage Pass-Through Trust
5.369% due 10/20/2035	525	347
5.613% due 02/20/2036	638	427
5.772% due 05/20/2036	790	586

Credit Suisse Mortgage Capital Certificates
5.863% due 01/25/2037	500	326

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	48	43

CSAB Mortgage-Backed Trust
3.307% due 06/25/2036	52	52
5.720% due 09/25/2036	600	393

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.869% due 10/25/2036	500	325
5.886% due 10/25/2036	500	324

Downey Savings & Loan Association Mortgage Loan Trust
3.340% due 11/19/2037	800	157

Greenpoint Mortgage Funding Trust
3.417% due 10/25/2046	600	150

GSR Mortgage Loan Trust
5.178% due 01/25/2036	186	163

Harborview Mortgage Loan Trust
3.160% due 04/19/2038	2,413	1,487

Homebanc Mortgage Trust
3.387% due 12/25/2036	586	401

Indymac Index Mortgage Loan Trust
3.307% due 01/25/2037	497	475
3.447% due 07/25/2035	48	32
5.099% due 09/25/2035	450	305
5.275% due 06/25/2035	434	318

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	700	604
5.794% due 02/12/2051	700	594
5.937% due 02/12/2049	500	427

JPMorgan Mortgage Trust
4.872% due 04/25/2035	563	495
5.402% due 11/25/2035	730	638

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	673	566

See Accompanying Notes	Semiannual Report	September 30, 2008	75

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Alternative Note Asset
3.507% due 03/25/2037	$700	$247

Morgan Stanley Capital I
5.809% due 12/12/2049	900	769

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	40	34

Opteum Mortgage Acceptance Corp.
3.467% due 07/25/2035	500	419

Residential Accredit Loans, Inc.
4.215% due 09/25/2045	1,402	918

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	1,582	1,362

Sequoia Mortgage Trust
3.538% due 07/20/2033	443	367

Structured Adjustable Rate Mortgage Loan Trust
5.344% due 01/25/2035	1,527	1,118

Structured Asset Mortgage Investments, Inc.
3.337% due 03/25/2037	1,868	1,178
3.360% due 10/19/2034	568	409
3.380% due 03/19/2034	93	84
3.457% due 09/25/2047	661	256

Structured Asset Securities Corp.
4.763% due 06/25/2033	1,883	1,711
5.034% due 10/25/2035	586	496

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	276	265
5.970% due 09/25/2036	500	364

Thornburg Mortgage Securities Trust
3.307% due 03/25/2037	470	442

WaMu Mortgage Pass-Through Certificates
3.517% due 01/25/2045	223	149
3.555% due 02/25/2047	449	236
3.585% due 01/25/2047	1,570	946
3.665% due 12/25/2046	854	516
3.855% due 02/25/2046	2,802	1,680
4.055% due 11/25/2042	502	448
4.559% due 06/25/2033	770	752
5.468% due 02/25/2037	486	409

Wells Fargo Mortgage-Backed Securities Trust
5.594% due 07/25/2036	175	141

Total Mortgage-Backed Securities (Cost $60,129)		47,777

ASSET-BACKED SECURITIES 4.5%

Argent Securities, Inc.
3.257% due 09/25/2036	203	201

Asset-Backed Funding Certificates
3.247% due 09/25/2036	20	20
3.267% due 10/25/2036	187	183

Asset-Backed Securities Corp. Home Equity
4.138% due 03/15/2032	1,840	1,550

Atrium CDO Corp.
3.225% due 06/27/2015	2,398	2,292

Citigroup Mortgage Loan Trust, Inc.
3.267% due 07/25/2045	2,173	1,977

Countrywide Asset-Backed Certificates
3.257% due 02/25/2037	680	644
3.257% due 05/25/2047	558	537

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	1,407	1,352
3.297% due 12/25/2037	839	805

Fremont Home Loan Trust
3.277% due 02/25/2037	202	198

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAMP Trust
3.247% due 10/25/2046		$338	$330
3.277% due 12/25/2036		588	541
3.307% due 01/25/2047		1,712	1,657

HSBC Asset Loan Obligation
3.267% due 12/25/2036		1,465	1,348

JPMorgan Mortgage Acquisition Corp.
3.257% due 08/25/2036		292	287

Lehman XS Trust
3.327% due 11/25/2036		480	454

Long Beach Mortgage Loan Trust
3.247% due 07/25/2036		190	188
3.487% due 10/25/2034		288	221

MASTR Asset-Backed Securities Trust
3.257% due 01/25/2037		848	673

Merrill Lynch Mortgage Investors, Inc.
3.267% due 04/25/2037		201	199

Morgan Stanley ABS Capital I
3.247% due 10/25/2036		316	308
3.257% due 11/25/2036		431	417

RAAC Series 2007-SP2
3.607% due 06/25/2047		600	376

Residential Asset Mortgage Products, Inc.
3.287% due 07/25/2036		180	178

SACO I, Inc.
3.457% due 12/25/2035		1,726	970

SLM Student Loan Trust
4.173% due 04/25/2023		10,900	10,941

Soundview Home Equity Loan Trust
3.267% due 12/25/2036		198	196

Specialty Underwriting & Residential Finance
3.887% due 01/25/2034		17	14

Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037		1,020	958

Total Asset-Backed Securities (Cost $31,982)			30,015

SOVEREIGN ISSUES 1.8%

Korea Development Bank
3.186% due 10/20/2009		5,150	5,152
5.300% due 01/17/2013		1,150	1,143

Ukraine Government International Bond
6.875% due 03/04/2011		250	235

Vietnam Government International Bond
6.875% due 01/15/2016		6,000	5,731

Total Sovereign Issues (Cost $12,927)			12,261

FOREIGN CURRENCY-DENOMINATED ISSUES 16.0%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	3,100	4,388

Bombardier, Inc.
8.090% due 11/15/2013		3,250	4,347

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	3,600	2,908

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		6,420	2,997
10.000% due 01/01/2017		32,420	13,585

Brazilian Government International Bond
12.500% due 01/05/2022		9,000	4,872

Gaz Capital S.A.
5.440% due 11/02/2017	EUR	2,400	2,405
7.800% due 09/27/2010		3,000	4,085

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Green Valley Ltd.
8.562% due 01/10/2011	EUR	1,900	$2,669

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	4,652

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	5,659

PagesJaunes Groupe
6.260% due 01/11/2014	EUR	2,000	2,349

Pylon Ltd.
6.469% due 12/18/2008		4,000	5,599

Rhodia S.A.
7.713% due 10/15/2013		7,500	8,737

Royal Bank of Scotland Group PLC
9.644% due 04/06/2011	GBP	3,928	6,208

Seat Pagine Gialle SpA
4.485% due 06/08/2012	EUR	1,629	1,962

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	700,000	6,560
1.464% due 12/31/2049		700,000	6,404

Unitymedia Hessen GmbH & Co. KG
7.836% due 04/15/2013	EUR	2,475	3,101

UPC Broadband Holding BV
6.513% due 12/31/2014		3,742	4,288

Uruguay Government International Bond
6.875% due 01/19/2016		6,500	8,899

Total Foreign Currency-Denominated Issues (Cost $111,184)			106,674

		SHARES
COMMON STOCKS 0.0%

DURA Automotive Systems, Inc.		9,042	25

Total Common Stocks (Cost $146)			25

EXCHANGE-TRADED FUNDS 0.4%

Western Asset 2008 Worldwide Dollar
Government Term Trust, Inc.		297,200	2,963

Total Exchange-Traded Funds (Cost $3,235)			2,963

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.2%

CERTIFICATES OF DEPOSIT 1.3%

Unicredito Italiano NY
3.088% due 05/15/2009		$8,900	8,900

REPURCHASE AGREEMENTS 8.2%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		51,100	51,100
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $52,189. Repurchase proceeds are $51,100.)

State Street Bank and Trust Co.
1.000% due 10/01/2008		3,630	3,630
(Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 11/10/2008 valued at $3,704. Repurchase proceeds are $3,630.)

			54,730

76	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 6.7%
1.135% due 10/16/2008 - 12/26/2008 (b)(c)	$44,960	$44,639

Total Short-Term Instruments (Cost $108,492)		108,269

VALUE (000S)
PURCHASED OPTIONS (g) 2.7%
(Cost $15,620)	$18,341

Total Investments 113.4% (Cost $820,107)	$758,080

Written Options (h) (0.0%) (Premiums $386)	(316)

Other Assets and Liabilities (Net) (13.4%)	(89,424)

Net Assets 100.0%	$668,340

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $31,445 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $89,904 at a weighted average interest rate of 2.477%. On September 30, 2008, securities valued at $85,287 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $5,346 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	20	$(14)
90-Day Eurodollar December Futures	Long	12/2009	3,962	5,087
Euro-Bobl December Futures Put Options Strike @ EUR 103.000	Long	12/2008	550	0
Euro-Bund 10-Year Bond December Futures	Long	12/2008	275	246
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 91.750	Long	12/2008	750	(10)

				$5,309

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Knight, Inc. 6.500% due 09/01/2012	(1.530%)	03/20/2011	DUB	1.249%	$6,000	$(42)	$0	$(42)
Korea Development Bank 5.750% due 09/10/2013	(0.940%)	03/20/2013	MSC	3.371%	4,150	383	0	383
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.585%)	06/20/2012	MSC	1.537%	6,000	192	0	192
Tesoro Corp. 6.250% due 11/01/2012	(2.950%)	12/20/2012	BOA	3.676%	865	22	0	22

						$555	$0	$555

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 9.500% due 06/01/2009	3.850%	09/20/2009	CSFB	2.270%	$250	$3	$1	$2
Allied Waste North America, Inc. 6.125% due 02/15/2014	2.460%	09/20/2009	CSFB	0.991%	125	2	0	2
Allied Waste North America, Inc. 6.500% due 11/15/2010	2.750%	09/20/2009	BOA	0.991%	400	7	0	7
American International Group, Inc. 4.250% due 05/15/2013	0.095%	09/20/2011	GSC	16.998%	800	(275)	0	(275)
ARAMARK Corp. 8.500% due 02/01/2015	4.500%	09/20/2013	GSC	4.997%	2,400	(44)	0	(44)
ArvinMeritor, Inc. 8.750% due 03/01/2012	2.250%	12/20/2009	MLP	6.212%	500	(22)	0	(22)
AT&T Corp. 9.050% due 11/15/2011	1.300%	12/20/2009	CSFB	0.277%	1,000	13	0	13
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	03/20/2013	BCLY	1.386%	2,200	(33)	0	(33)
Brazilian Government International Bond 12.250% due 03/06/2030	1.360%	08/20/2011	BCLY	1.301%	1,800	6	0	6
Brazilian Government International Bond 12.250% due 03/06/2030	1.370%	08/20/2011	BCLY	1.301%	4,800	17	0	17
Celestica, Inc. 7.875% due 07/01/2011	2.850%	09/20/2011	BCLY	3.815%	3,200	(79)	0	(79)

See Accompanying Notes	Semiannual Report	September 30, 2008	77

Schedule of Investments  Floating Income Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CEMEX SAB de C.V. 9.625% due 10/01/2009	0.620%	06/20/2012	DUB	3.460%		$6,700	$(600)	$0	$(600)
CEMEX SAB de C.V. 9.625% due 10/01/2009	1.050%	12/20/2016	JPM	3.803%		2,900	(444)	0	(444)
Citigroup, Inc. 7.250% due 10/01/2010	0.160%	06/20/2011	MLP	3.888%		11,900	(1,086)	0	(1,086)
Citigroup, Inc. 7.250% due 10/01/2010	0.163%	06/20/2011	MSC	3.888%		11,000	(1,003)	0	(1,003)
CMS Energy Corp. 7.500% due 01/15/2009	1.850%	12/20/2009	MLP	1.187%		1,500	13	0	13
Community Health Systems, Inc. 8.875% due 07/15/2015	3.800%	09/20/2012	BOA	4.701%		4,200	(121)	0	(121)
Delhaize America, Inc. 8.125% due 04/15/2011	1.400%	09/20/2009	CSFB	0.564%		125	1	0	1
Dynegy Holdings, Inc. 9.875% due 07/15/2010	2.350%	12/20/2009	BEAR	2.664%		1,500	(5)	0	(5)
Edison Mission Energy 7.730% due 06/15/2009	1.800%	09/20/2011	CSFB	3.050%		10,000	(332)	0	(332)
France Telecom S.A. 7.250% due 01/28/2013	0.330%	09/20/2011	UBS	0.756%	EUR	5,300	(87)	0	(87)
France Telecom S.A. 7.250% due 01/28/2013	0.325%	09/20/2011	WAC	0.756%		5,700	(95)	0	(95)
General Electric Capital Corp. 6.000% due 06/15/2012	0.125%	09/20/2011	DUB	6.478%		$1,000	(150)	0	(150)
Georgia-Pacific LLC 7.750% due 11/15/2029	3.400%	12/20/2012	MLP	4.926%		900	(46)	0	(46)
Georgia-Pacific LLC 8.125% due 05/15/2011	1.240%	09/20/2009	BEAR	2.999%		300	(5)	0	(5)
Georgia-Pacific LLC 8.125% due 05/15/2011	1.630%	09/20/2009	MSC	2.999%		100	(1)	0	(1)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.235%	06/20/2012	MSC	4.702%		6,000	(805)	0	(805)
Host Hotels & Resorts LP 7.125% due 11/01/2013	1.950%	09/20/2009	BEAR	3.969%		300	(6)	0	(6)
Indonesia Government International Bond 6.750% due 03/10/2014	2.320%	12/20/2016	BCLY	4.066%		7,500	(772)	0	(772)
Indonesia Government International Bond 6.750% due 03/10/2014	1.525%	12/20/2011	RBS	3.088%		7,000	(316)	0	(316)
JPMorgan Chase & Co. 6.750% due 02/01/2011	0.210%	06/20/2011	UBS	1.665%		11,000	(402)	0	(402)
JSC Gazprom 7.800% due 09/27/2010	0.830%	06/20/2017	BCLY	4.647%		75	(17)	0	(17)
JSC Gazprom 8.625% due 04/28/2034	0.890%	11/20/2011	JPM	4.115%		5,000	(432)	0	(432)
JSC Gazprom 8.625% due 04/28/2034	0.890%	11/20/2011	MSC	4.115%		4,200	(362)	0	(362)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted		5,900	(4,973)	0	(4,973)
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	4.200%	05/20/2009	DUB	16.983%		10,000	(446)	0	(446)
Petroleos Mexicanos 9.500% due 09/15/2027	0.760%	07/20/2011	DUB	1.374%		1,000	(15)	0	(15)
Philippine Government International Bond 10.625% due 03/16/2025	1.920%	09/20/2012	BCLY	2.622%		2,500	(61)	0	(61)
Philippine Government International Bond 10.625% due 03/16/2025	2.510%	09/20/2017	BCLY	3.447%		1,500	(90)	0	(90)
Philippine Government International Bond 10.625% due 03/16/2025	2.530%	09/20/2017	BCLY	3.447%		1,500	(88)	0	(88)
Philippine Government International Bond 10.625% due 03/16/2025	2.050%	09/20/2012	DUB	2.622%		3,700	(73)	0	(73)
Philippine Government International Bond 10.625% due 03/16/2025	2.500%	09/20/2017	DUB	3.447%		3,000	(182)	0	(182)
Philippine Government International Bond 10.625% due 03/16/2025	2.440%	09/20/2017	MSC	3.447%		4,300	(278)	0	(278)
PSEG Energy Holdings LLC 8.500% due 06/15/2011	1.300%	06/20/2012	MLP	1.684%		5,000	(220)	0	(220)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	1.470%	03/20/2012	BCLY	6.249%		2,000	(271)	0	(271)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	1.500%	03/20/2012	BCLY	6.249%		3,000	(403)	0	(403)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	0.700%	06/20/2012	GSC	7.127%		6,700	(1,277)	0	(1,277)
Russia Government International Bond 7.500% due 03/31/2030	2.360%	08/24/2009	ABN	2.382%		100	0	0	0
Russia Government International Bond 7.500% due 03/31/2030	0.760%	02/20/2009	BCLY	6.940%		10,000	(226)	0	(226)
Russia Government International Bond 7.500% due 03/31/2030	1.650%	07/20/2011	BCLY	7.047%		4,800	(602)	0	(602)
SLM Corp. 5.125% due 08/27/2012	0.820%	06/20/2012	BOA	18.078%		9,200	(3,290)	0	(3,290)
Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	1.760%	12/20/2009	BEAR	5.051%		1,500	(57)	0	(57)
Stone Container Finance 7.375% due 07/15/2014	2.300%	12/20/2009	JPM	5.051%		300	(9)	0	(9)
TECO Energy, Inc. 7.000% due 05/01/2012	1.690%	09/20/2009	GSC	0.761%		300	3	0	3
TECO Energy, Inc. 7.200% due 05/01/2011	2.050%	09/20/2009	CSFB	0.761%		100	1	0	1

78	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
TRW Automotive, Inc. 9.375% due 02/15/2013	2.150%	09/20/2009	GSC	3.658%	$250	$(3)	$0	$(3)
Ukraine Government International Bond 7.650% due 06/11/2013	1.590%	04/20/2012	MSC	6.889%	11,500	(1,706)	0	(1,706)
Uruguay Government International Bond 7.875% due 01/15/2033	1.050%	01/20/2012	DUB	1.733%	19,000	(355)	0	(355)
Vale Overseas Ltd. 8.250% due 01/17/2034	0.650%	06/20/2014	UBS	2.298%	6,700	(512)	0	(512)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%	7,700	(56)	0	(56)
Wachovia Corp. 5.625% due 12/15/2008	0.160%	06/20/2011	BNP	5.316%	14,700	(1,805)	0	(1,805)
Wachovia Corp. 5.625% due 12/15/2008	0.160%	06/20/2011	MLP	5.316%	7,900	(970)	0	(970)
Wells Fargo & Co. 6.250% due 04/15/2008	0.160%	06/20/2011	BEAR	1.843%	10,000	(428)	0	(428)
Williams Cos., Inc. 7.125% due 09/01/2011	2.050%	09/20/2009	BOA	0.626%	125	2	0	2
Williams Cos., Inc. 8.125% due 03/15/2012	1.710%	09/20/2009	MLP	0.626%	300	3	0	3

						$(25,865)	$1	$(25,866)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.EM-9 Index	(2.650%)	06/20/2013	BCLY		$1,215	$23	$(26)	$49
CDX.HY-9 Index	(3.750%)	12/20/2012	BCLY		4,950	595	310	285
LCDX.NA 10 Index	(3.250%)	06/20/2013	GSC		38,900	2,658	1,264	1,394

						$3,276	$1,548	$1,728

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY		$200	$(3)	$(4)	$1
CDX.EM-9 Index	2.650%	06/20/2013	DUB		600	(12)	(14)	2
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI		13,514	(517)	0	(517)
CDX.HY-9 Index	3.750%	12/20/2012	RBS		4,950	(594)	(625)	31
CDX.HY-10 Index 25-35%	2.360%	06/20/2011	MLP		5,000	(237)	0	(237)
CDX.IG-9 5 Year Index 15-30%	1.160%	12/20/2012	DUB		10,700	119	0	119
CDX.IG-9 5 Year Index 15-30%	1.180%	12/20/2012	DUB		6,400	76	0	76
CDX.IG-9 5 Year Index 15-30%	1.120%	12/20/2012	JPM		4,300	41	0	41
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB		5,200	59	0	59
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB		1,700	20	0	20
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB		900	10	0	10
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC		1,200	13	0	13
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC		1,700	19	0	19
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB		29,100	(160)	(407)	247
iTraxx Europe Crossover 5 Index	2.900%	06/20/2011	DUB	EUR	4,500	(268)	87	(355)
iTraxx Europe Crossover 7 Index	2.300%	06/20/2012	DUB		7,000	(954)	125	(1,079)
iTraxx Europe Crossover 7 Index	2.300%	06/20/2012	JPM		2,300	(313)	(105)	(208)
Select Aggregate Market Index	2.150%	12/20/2009	CSFB		210	0	3	(3)

						$(2,701)	$(940)	$(1,761)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	79

Schedule of Investments  Floating Income Fund  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$35,000	$237	$145	$92
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		548,150	3,232	10,607	(7,375)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		2,700	(99)	5	(104)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		39,600	(1,442)	(10)	(1,432)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		17,000	(618)	(325)	(293)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CSFB		2,000	(72)	(32)	(40)
Pay	6-Month EUR-LIBOR	4.750%	09/17/2010	BCLY	EUR	74,000	445	(576)	1,021
Pay	6-Month GBP-LIBOR	5.500%	09/16/2010	GSC	GBP	158,000	1,658	(1,052)	2,710
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	1,100,000	364	174	190
Pay	6-Month PLN-WIBOR	5.248%	04/20/2017	CITI	PLN	13,810	(99)	18	(117)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC	MXN	37,900	(127)	(35)	(92)
Pay	France CPI ex-Tobacco Index	1.970%	12/15/2011	JPM	EUR	52,200	(1,820)	0	(1,820)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		10,000	(394)	1	(395)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		4,500	(186)	0	(186)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		5,000	(209)	0	(209)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		5,000	(214)	0	(214)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		4,000	(163)	0	(163)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		9,200	(382)	0	(382)

							$111	$8,920	$(8,809)

(g)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$138.000	11/21/2008	1,158	$21	$18
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	2,316	42	36

				$63	$54

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$5,800	$56	$47

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY 105.400	03/31/2010	$23,000	$965	$798
Put - OTC USD versus JPY	105.400	03/31/2010	23,000	965	1,589
Call - OTC USD versus JPY	101.250	12/08/2010	125,400	6,583	6,879
Put - OTC USD versus JPY	101.250	12/08/2010	125,400	6,744	8,607

				$15,257	$17,873

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$94.305	02/13/2009	$10,000	$244	$367

(h)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,500	$55	$55

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	$6,400	$59	$44
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	6,400	102	118
Call - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	3,900	46	27
Put - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	3,900	46	72

							$253	$261

80	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$98.344	10/24/2008	$12,300	$78	$0

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$2,500	$55
Sales	2,316	50,400	2,823
Closing Buys	0	(17,500)	(94)
Expirations	(2,316)	0	(2,398)
Exercised	0	0	0

Balance at 09/30/2008	0	$35,400	$386

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2038	$5,300	$5,194	$5,158
Fannie Mae	5.500%	10/01/2038	18,900	18,600	18,826
Fannie Mae	6.000%	10/01/2038	10,100	10,183	10,222
Freddie Mac	5.500%	10/01/2038	12,000	11,899	11,923

				$45,876	$46,129

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	359	10/2008	$25	$0	$25
Sell	BRL	HSBC	6,110	12/2008	219	0	219
Buy		JPM	15,686	12/2008	0	(1,368)	(1,368)
Sell		JPM	76,097	12/2008	1,009	0	1,009
Buy		MSC	14,796	12/2008	0	(1,059)	(1,059)
Sell		MSC	114,856	12/2008	7,499	0	7,499
Buy		UBS	113,035	12/2008	0	(9,477)	(9,477)
Sell		UBS	2,631	12/2008	115	0	115
Buy	CLP	MSC	2,320,150	12/2008	0	(606)	(606)
Sell		MSC	4,646,906	12/2008	835	0	835
Buy		MSC	3,965,200	05/2009	0	(1,247)	(1,247)
Buy	CNY	DUB	52,930	10/2008	0	(3)	(3)
Sell		DUB	113,156	10/2008	39	0	39
Buy		JPM	60,226	10/2008	16	0	16
Buy		BCLY	43,915	11/2008	0	(113)	(113)
Buy		JPM	46,578	11/2008	0	(127)	(127)
Buy		UBS	46,131	11/2008	0	(111)	(111)
Buy	COP	CITI	43,960	12/2008	0	0	0
Buy	CZK	DUB	20,884	12/2008	51	0	51
Sell	EUR	UBS	41,213	10/2008	2,298	0	2,298
Buy	GBP	UBS	3,900	10/2008	0	(309)	(309)
Sell		UBS	10,224	11/2008	353	0	353
Buy	HKD	BCLY	311	10/2008	0	0	0
Buy		CSFB	389	10/2008	0	0	0
Buy		DUB	229	10/2008	0	0	0
Sell		HSBC	233	10/2008	0	0	0
Buy		HSBC	233	03/2009	0	0	0
Buy	HUF	BNP	3,837	11/2008	0	(2)	(2)
Buy		HSBC	870	11/2008	0	(1)	(1)
Sell	IDR	BOA	293,514,000	10/2008	785	0	785
Buy		DUB	139,032,000	10/2008	87	0	87
Buy		HSBC	175,935,000	10/2008	90	0	90
Buy	ILS	BCLY	1,163	11/2008	39	0	39
Buy		HSBC	1,163	11/2008	39	0	39
Sell	JPY	BCLY	2,891,715	10/2008	146	(37)	109
Sell		DUB	5,076,510	10/2008	0	(906)	(906)
Buy		RBS	1,717,171	10/2008	0	(222)	(222)
Buy	MXN	BCLY	694	11/2008	0	(4)	(4)
Buy		CITI	88,043	11/2008	0	(104)	(104)
Buy		HSBC	457	11/2008	0	(2)	(2)
Buy		JPM	457	11/2008	0	(2)	(2)
Sell		MSC	22,970	11/2008	97	0	97
Sell		RBC	66,681	11/2008	224	0	224
Sell		CITI	5,603	05/2009	15	0	15

See Accompanying Notes	Semiannual Report	September 30, 2008	81

Schedule of Investments  Floating Income Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	BCLY	13,591	11/2008	$0	$(209)	$(209)
Sell		BCLY	11,798	11/2008	59	(20)	39
Buy		DUB	24,358	11/2008	0	(424)	(424)
Sell		DUB	3,054	11/2008	29	0	29
Buy		HSBC	686	11/2008	0	(10)	(10)
Sell		HSBC	5,875	11/2008	56	0	56
Sell		JPM	10,119	11/2008	1	0	1
Sell		UBS	6,173	11/2008	60	0	60
Sell	PHP	BCLY	1,053,112	11/2008	110	0	110
Buy		HSBC	395,000	11/2008	0	(547)	(547)
Buy		JPM	396,000	11/2008	0	(480)	(480)
Buy		BCLY	91,700	02/2009	0	(95)	(95)
Buy		DUB	44,600	02/2009	0	(60)	(60)
Buy		HSBC	110,260	02/2009	0	(120)	(120)
Buy		JPM	155,334	02/2009	0	(123)	(123)
Buy		MLP	34,800	02/2009	0	(46)	(46)
Buy		MSC	123,100	02/2009	0	(139)	(139)
Buy		RBS	34,100	02/2009	0	(46)	(46)
Buy		LEH	23,300	12/2010	0	(25)	(25)
Sell		LEH	23,300	12/2010	0	(13)	(13)
Buy	PLN	BCLY	40	11/2008	0	(2)	(2)
Buy		DUB	36	11/2008	0	(2)	(2)
Sell		DUB	8,416	11/2008	319	0	319
Buy		JPM	40	11/2008	0	(2)	(2)
Buy		UBS	377	11/2008	0	(15)	(15)
Buy		HSBC	12,117	05/2009	0	(389)	(389)
Buy	RON	DUB	72,224	01/2009	0	(2,762)	(2,762)
Sell		DUB	72,224	01/2009	265	0	265
Buy	RUB	BCLY	274,311	11/2008	0	(375)	(375)
Sell		HSBC	746,384	11/2008	1,434	0	1,434
Sell		JPM	160,635	11/2008	617	0	617
Buy		RBS	524,840	11/2008	0	(944)	(944)
Buy		DUB	118,195	05/2009	0	(350)	(350)
Buy	SGD	BCLY	341	10/2008	0	(10)	(10)
Buy		CSFB	1,521	10/2008	0	(48)	(48)
Buy		DUB	870	10/2008	0	(31)	(31)
Buy		JPM	5,650	10/2008	0	(190)	(190)
Sell		JPM	5,977	10/2008	20	0	20
Buy		UBS	1,650	10/2008	0	(52)	(52)
Buy		BCLY	1,343	11/2008	0	(44)	(44)
Buy		BOA	1,318	11/2008	0	(51)	(51)
Buy		DUB	1,368	11/2008	0	(46)	(46)
Buy		UBS	1,305	11/2008	0	(50)	(50)
Buy		CITI	4,055	12/2008	0	(11)	(11)
Buy		JPM	5,956	12/2008	0	(22)	(22)
Buy	SKK	MSC	26,981	01/2009	0	(113)	(113)
Buy	TRY	JPM	2,133	12/2008	0	(15)	(15)
Sell	ZAR	BCLY	14,202	12/2008	0	(3)	(3)
Buy		HSBC	60	12/2008	0	0	0
Sell		HSBC	3,657	12/2008	39	0	39
Buy		JPM	97,740	12/2008	0	(463)	(463)
Buy		UBS	7,810	12/2008	0	(11)	(11)
Sell		UBS	87,743	12/2008	0	(13)	(13)

					$16,990	$(24,071)	$(7,081)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$2,963	$731,524	$23,593	$758,080
Short Sales, at value	0	(46,129)	0	(46,129)
Other Financial Instruments ++	5,309	(37,594)	(4,159)	(36,444)

Total	$8,272	$647,801	$19,434	$675,507

82	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$24,109	$762	$(9)	$0	$(1,269)	$0	$23,593
Other Financial Instruments ++	(6,480)	(253)	0	0	156	2,418	(4,159)

Total	$17,629	$509	$(9)	$0	$(1,113)	$2,418	$19,434

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	83

Schedule of Investments  Foreign Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$1,896

Total Aruba (Cost $1,714)			1,896

AUSTRALIA 1.4%

Medallion Trust
2.941% due 05/25/2035		$4,325	4,089

National Australia Bank Ltd.
3.252% due 02/08/2010		1,400	1,399

Puma Finance Ltd.
2.881% due 02/21/2038		6,502	6,169
7.510% due 07/12/2036	AUD	2,687	2,093
7.520% due 08/22/2037		10,438	7,952

Queensland Treasury Corp.
6.000% due 06/14/2011		1,950	1,550

Seven Media Group
9.485% due 02/07/2013		5,736	3,943
10.510% due 02/07/2013		1,390	956

Torrens Trust
7.873% due 10/19/2038		12,738	9,879

Total Australia (Cost $43,561)			38,030

AUSTRIA 0.1%

Kommunalkredit Austria AG
3.250% due 03/01/2011	EUR	2,100	2,852

Total Austria (Cost $3,111)			2,852

BERMUDA 0.1%

Merna Reinsurance Ltd.
4.412% due 07/07/2010		$4,000	3,796

Total Bermuda (Cost $3,974)			3,796

CANADA 6.1%

Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,464

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	19,900	18,880

Canada Housing Trust No. 1
3.550% due 09/15/2013		12,800	11,854
3.950% due 06/15/2013		47,000	44,364
4.550% due 12/15/2012		1,800	1,741

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,634

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	3,357

Daimler Canada Finance, Inc.
4.850% due 03/30/2009		2,400	2,265

Honda Canada Finance, Inc.
3.694% due 03/26/2012		27,000	23,903

Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,184

Province of Ontario Canada
4.700% due 06/02/2037		9,100	8,060
5.850% due 03/08/2033		11,100	11,460
6.200% due 06/02/2031		5,500	5,859

Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,318

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	6,800	$8,945

Total Canada (Cost $169,004)			163,288

CAYMAN ISLANDS 1.7%

Calabash Re Ltd.
11.219% due 01/08/2010		$2,450	2,481

Foundation Re II Ltd.
9.557% due 11/26/2010		1,500	1,490

Green Valley Ltd.
8.562% due 01/10/2011	EUR	3,100	4,354

Longpoint Re Ltd.
8.069% due 05/08/2010		$3,300	3,358

Mizuho Finance Cayman Ltd.
1.835% due 09/28/2049	JPY	300,000	2,821
2.394% due 12/31/2049		100,000	948

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$8,000	6,880

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	3,560

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	1,667

Mystic Re Ltd.
11.811% due 12/05/2008		$500	500

Residential Reinsurance 2007 Ltd.
10.561% due 06/07/2010		5,900	5,930

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	4,027

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,812

Vita Capital III Ltd.
3.891% due 01/01/2011		$4,000	3,874

Total Cayman Islands (Cost $49,129)			44,702

DENMARK 0.5%

Nykredit Realkredit A/S
5.000% due 10/01/2038	DKK	22,991	3,861

Realkredit Danmark A/S
5.000% due 10/01/2038		59,071	10,140

Total Denmark (Cost $14,186)			14,001

FRANCE 4.4%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	7,000	9,724

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		7,600	6,990

CM-CIC Covered Bonds
5.250% due 06/09/2010		8,100	11,443

Credit Agricole S.A.
2.809% due 05/28/2009		$10,800	10,757
6.637% due 05/29/2049		5,900	3,982

France Government Bond
4.000% due 04/25/2014	EUR	300	420
4.000% due 10/25/2038		21,100	26,229
4.000% due 04/25/2055		1,100	1,339
4.750% due 04/25/2035		5,800	8,151
5.500% due 04/25/2029		4,200	6,469
5.750% due 10/25/2032		9,300	14,875

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Societe Generale
5.922% due 04/29/2049		$2,000	$1,643

Vivendi
5.750% due 04/04/2013		10,800	10,569
6.625% due 04/04/2018		6,400	6,167

Total France (Cost $127,391)			118,758

GERMANY 12.8%

Bundesobligation
3.500% due 04/12/2013	EUR	7,700	10,710

Deutsche Bank AG
5.375% due 10/12/2012		$9,200	8,872
6.000% due 09/01/2017		1,500	1,419

Eurohypo AG
4.250% due 11/20/2012	EUR	16,200	22,327

Republic of Germany
4.250% due 07/04/2039		48,400	64,293
4.750% due 07/04/2034		10,600	15,138
4.750% due 07/04/2040		7,700	11,090
5.500% due 01/04/2031		17,500	27,367
5.625% due 01/04/2028		41,700	65,811
6.250% due 01/04/2030		69,140	117,389

Total Germany (Cost $352,583)			344,416

ICELAND 0.2%

Glitnir Banki HF
3.226% due 01/21/2011		$3,000	2,285

Kaupthing Bank HF
5.750% due 10/04/2011		2,900	2,307

Total Iceland (Cost $5,890)			4,592

IRELAND 1.4%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,000	2,831

Bank of Ireland
3.072% due 12/19/2008		$7,000	6,989

Cars Alliance Funding PLC
5.079% due 10/08/2023	EUR	1,800	2,456

Immeo Residential Finance PLC
5.118% due 12/15/2016		4,920	6,164

Ireland Government Bond
4.400% due 06/18/2019		10,600	14,553

Osiris Capital PLC
7.791% due 01/15/2010		$1,000	1,006

SC Germany Auto
4.585% due 08/11/2015	EUR	3,585	4,985

Total Ireland (Cost $42,001)			38,984

ITALY 1.0%

Asset-Backed European Securitisation Transaction SRL
5.067% due 10/01/2015	EUR	13,000	18,006

Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009		700	980
4.250% due 08/01/2014		1,100	1,534
4.500% due 05/01/2009		1,000	1,411

Locat Securitisation Vehicle SRL
5.139% due 12/12/2024		4,297	5,788

Total Italy (Cost $29,310)			27,719

84	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
JAPAN 34.7%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	$397

Japan Government Bond
0.900% due 12/20/2012	JPY	230,000	2,155
1.100% due 09/20/2012		17,780,000	168,126
1.200% due 03/20/2012		3,360,000	31,885
1.500% due 12/20/2017		19,700,000	187,275
1.600% due 09/20/2013		1,660,000	16,039
1.800% due 06/20/2017		7,460,000	72,788
2.300% due 06/20/2035		3,530,000	33,197
2.400% due 03/20/2034		580,000	5,571
2.500% due 09/20/2035		2,710,000	26,544
2.500% due 03/20/2036		210,000	2,053
2.500% due 09/20/2036		6,070,000	59,335
2.500% due 09/20/2037		3,340,000	32,728

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,013,760	8,959
1.000% due 06/10/2016		2,742,220	24,467
1.100% due 12/10/2016		6,083,430	54,446
1.200% due 03/10/2017		173,740	1,563
1.200% due 06/10/2017		10,711,610	95,921
1.200% due 12/10/2017		4,114,630	36,750
1.400% due 06/10/2018		6,736,080	61,020

Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	2,576

Sumitomo Mitsui Banking Corp.
1.718% due 12/31/2049	JPY	300,000	2,824
1.762% due 12/31/2049		300,000	2,826
1.844% due 12/01/2049		400,000	3,779

Total Japan (Cost $905,969)			933,224

JERSEY, CHANNEL ISLANDS 0.4%

HBOS Capital Funding LP
9.540% due 03/31/2049	GBP	3,900	5,712

HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852	4,457

Total Jersey, Channel Islands (Cost $13,101)			10,169

LUXEMBOURG 0.3%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$6,000	5,908

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008		3,100	3,097

Total Luxembourg (Cost $9,098)			9,005

MEXICO 0.1%

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$3,000	2,908

Total Mexico (Cost $3,000)			2,908

NETHERLANDS 2.0%

Arena BV
5.084% due 12/17/2064	EUR	2,930	3,943

Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$1,600	1,548

Generali Finance BV
5.479% due 02/28/2049	EUR	2,000	2,000

Globaldrive BV
4.713% due 06/20/2015		6,299	8,779
4.873% due 06/20/2015		1,500	1,919

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Netherlands Government Bond
4.000% due 01/15/2037	EUR	4,600	$5,761
4.250% due 07/15/2013		400	569

Rabobank Nederland NV
3.209% due 05/19/2010		$27,900	27,836

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009		1,400	1,399

Total Netherlands (Cost $55,735)			53,754

NETHERLANDS ANTILLES 0.1%

BTMU Curacao Holdings
1.470% due 12/31/2049	JPY	300,000	2,827

Total Netherlands Antilles (Cost $2,554)			2,827

NEW ZEALAND 0.5%

ANZ National International Ltd.
6.200% due 07/19/2013		$12,920	12,837

Total New Zealand (Cost $12,929)			12,837

NORWAY 0.4%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	8,000	11,140

Total Norway (Cost $12,310)			11,140

PORTUGAL 0.4%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	7,900	11,195

Total Portugal (Cost $12,407)			11,195

RUSSIA 0.4%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	600	640

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$11,921	11,265

Total Russia (Cost $12,570)			11,905

SOUTH KOREA 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	7,018

Total South Korea (Cost $8,159)			7,018

SPAIN 1.4%

Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	300	407

Bankinter S.A.
5.000% due 05/14/2010		5,200	7,250

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$7,000	6,531

Santander U.S. Debt S.A. Unipersonal
2.874% due 11/20/2009		4,000	3,963

Spain Government Bond
4.200% due 01/31/2037	EUR	600	746
5.750% due 07/30/2032		11,150	17,302

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.150% due 01/31/2013	EUR	1,000	$1,455

Total Spain (Cost $39,095)			37,654

SUPRANATIONAL 0.1%

European Investment Bank
4.250% due 12/07/2010	GBP	1,600	2,821

Total Supranational (Cost $3,240)			2,821

SWEDEN 2.1%

Stadshypotek AB
6.000% due 06/15/2011	SEK	9,000	1,338

Swedbank Hypotek AB
4.000% due 06/15/2011		397,000	54,955

Total Sweden (Cost $58,839)			56,293

SWITZERLAND 2.5%

Credit Suisse New York
5.000% due 05/15/2013		$28,600	26,530

UBS AG
3.714% due 05/05/2010		1,500	1,494
3.982% due 06/19/2010		11,500	11,480
5.750% due 04/25/2018		24,000	20,911
5.875% due 12/20/2017		7,500	6,671

Total Switzerland (Cost $72,889)			67,086

TUNISIA 0.1%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	3,000	3,393

Total Tunisia (Cost $3,631)			3,393

UKRAINE 0.0%

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,000	919

Total Ukraine (Cost $1,210)			919

UNITED KINGDOM 5.5%

Barclays Bank PLC
6.050% due 12/04/2017		$20,100	18,726
7.434% due 09/29/2049		7,500	6,113
7.700% due 04/29/2049		6,300	5,552
8.250% due 02/28/2049	GBP	2,400	3,813

HBOS PLC
5.920% due 09/29/2049		$8,400	4,958

HSBC Holdings PLC
6.500% due 05/02/2036		6,300	5,221

Opera Finance PLC
5.153% due 01/15/2015	EUR	4,350	5,555

Pearson Dollar Finance PLC
5.700% due 06/01/2014		$6,800	6,573

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		2,500	2,504
6.250% due 05/06/2018		8,000	7,688

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	8,900	8,104

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	969

See Accompanying Notes	Semiannual Report	September 30, 2008	85

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

TI Group PLC
7.875% due 07/12/2010	GBP	8,000	$14,566

United Kingdom Gilt
4.000% due 03/07/2009		11,000	19,593
4.250% due 06/07/2032		16,200	27,185
4.250% due 03/07/2036		900	1,526
4.500% due 12/07/2042		700	1,239
4.750% due 06/07/2010		40	72
5.000% due 03/07/2012		1,500	2,742
5.750% due 12/07/2009		2,000	3,634

Weather Investments II SARL
11.473% due 11/26/2014	EUR	1,000	1,386

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$500	481

Total United Kingdom (Cost $164,551)			148,200

UNITED STATES 92.6%

ASSET-BACKED SECURITIES 6.8%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$3,785	3,604

Amortizing Residential Collateral Trust
3.497% due 07/25/2032		1	1
3.907% due 10/25/2031		4	4

Argent Securities, Inc.
3.257% due 10/25/2036		2,379	2,327

Asset-Backed Funding Certificates
3.267% due 10/25/2036		1,583	1,548
3.557% due 06/25/2034		4,406	3,605

BA Credit Card Trust
3.068% due 04/15/2013		2,100	2,055
3.188% due 12/15/2014		7,500	7,173
3.688% due 12/16/2013		12,000	11,795

Bear Stearns Asset-Backed Securities Trust
3.657% due 03/25/2043		6	5

Chase Credit Card Master Trust
2.598% due 02/15/2011		1,450	1,449

Chase Issuance Trust
2.508% due 03/15/2013		10,000	9,642
3.388% due 05/16/2011		7,200	7,192

CIT Group Home Equity Loan Trust
3.497% due 03/25/2033		8	8

Citibank Omni Master Trust
4.188% due 03/20/2013		15,700	15,669

Citigroup Mortgage Loan Trust, Inc.
3.277% due 05/25/2037 (l)		1,245	1,131

Community Program Loan Trust
4.500% due 10/01/2018		540	539

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		571	529
6.681% due 12/01/2033		502	482

Countrywide Asset-Backed Certificates
3.257% due 03/25/2047		1,709	1,672
3.267% due 09/25/2046		297	296
3.307% due 09/25/2047		5,944	5,608
3.687% due 12/25/2031		3	2

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032		3	2

Ford Credit Auto Owner Trust
2.508% due 12/15/2009		1,077	1,076
2.776% due 06/15/2009		11,513	11,498
3.388% due 01/15/2011		15,200	15,042
3.908% due 06/15/2012		11,100	10,819

Fremont Home Loan Trust
3.277% due 02/25/2037		2,209	2,165

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAMP Trust
3.497% due 03/25/2034	$19	$18

HFC Home Equity Loan Asset-Backed Certificates
3.538% due 09/20/2033	727	670

Home Equity Mortgage Trust
5.500% due 01/25/2037	562	135

HSI Asset Securitization Corp. Trust
3.317% due 04/25/2037	289	263

Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	174	170

Lehman XS Trust
3.277% due 05/25/2046	148	143
3.287% due 06/25/2046	171	167
3.287% due 11/25/2046	5,126	4,900
3.357% due 04/25/2037	8,687	7,242
3.437% due 06/25/2046	715	295
3.447% due 11/25/2046	769	313
3.527% due 11/25/2046	1,000	386

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	360	277

Merrill Lynch Mortgage Investors, Inc.
3.257% due 05/25/2037	124	122
3.277% due 08/25/2036	1,892	1,840
3.277% due 07/25/2037	3,611	3,524
3.287% due 09/25/2037	3,137	3,057

Morgan Stanley Home Equity Loan Trust
3.317% due 02/25/2036	1,466	1,453

Morgan Stanley Mortgage Loan Trust
3.567% due 04/25/2037	1,100	556

Nelnet Student Loan Trust
2.890% due 07/25/2016	51	51

Renaissance Home Equity Loan Trust
3.707% due 12/25/2033	986	822

Residential Asset Mortgage Products, Inc.
3.287% due 10/25/2036	3,706	3,456

Residential Asset Securities Corp.
3.287% due 10/25/2036	2,661	2,626
3.707% due 07/25/2032	13	10

SACO I, Inc.
3.267% due 05/25/2036	477	425

Saxon Asset Securities Trust
3.267% due 10/25/2046	3,339	3,267
3.727% due 08/25/2032	2	2

SBI HELOC Trust
3.377% due 08/25/2036	3,888	3,798

Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037	805	760
3.267% due 03/25/2036	23	23

SLM Student Loan Trust
2.790% due 07/25/2017	239	238
2.810% due 10/26/2015	265	264
3.264% due 10/27/2014	3,000	2,984
3.364% due 10/25/2017	15,700	15,254

Structured Asset Securities Corp.
3.607% due 05/25/2034	10	8

Washington Mutual Asset-Backed Certificates
3.267% due 10/25/2036	570	539

Wells Fargo Home Equity Trust
3.437% due 10/25/2035	2,558	2,478
3.447% due 11/25/2035	2,466	2,414

		181,888

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.820% due 08/03/2012		$21,874	$14,858

Ford Motor Co.
5.490% due 12/16/2013		756	500

Georgia-Pacific Corp.
4.219% due 12/20/2012		174	154
4.551% due 12/20/2012		211	187
4.567% due 12/20/2012		2,429	2,152

HCA, Inc.
6.012% due 11/18/2013		4,038	3,551

MGM Mirage
3.409% due 10/03/2011		200	179
3.418% due 10/03/2011		200	179
3.437% due 10/03/2011		120	108
3.671% due 10/03/2011		300	259
3.805% due 10/03/2011		80	57
4.010% due 10/03/2011		100	86

			22,270

CORPORATE BONDS & NOTES 29.0%

ACE INA Holdings, Inc.
5.600% due 05/15/2015		1,500	1,422
5.875% due 06/15/2014		1,000	983

Allstate Life Global Funding II
3.461% due 05/21/2010		21,600	21,495

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		6,800	6,571

American Express Bank FSB
2.637% due 06/12/2012		3,500	3,158
5.500% due 04/16/2013		13,700	12,551

American Express Co.
7.000% due 03/19/2018		15,500	13,703

American Express Credit Corp.
5.109% due 05/27/2010		9,900	9,314
5.875% due 05/02/2013		4,100	3,782

American International Group, Inc.
4.250% due 05/15/2013		1,100	629
4.875% due 03/15/2067	EUR	5,200	1,281
5.850% due 01/16/2018		$7,900	3,971
8.000% due 05/22/2038	EUR	18,700	5,002
8.175% due 05/15/2058		$12,900	2,067
8.250% due 08/15/2018		5,000	2,909

Amgen, Inc.
2.889% due 11/28/2008		3,100	3,092

AT&T, Inc.
3.014% due 11/14/2008		1,000	998
6.300% due 01/15/2038		2,900	2,403

AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,573
7.125% due 08/01/2018		700	708

Bank of America Corp.
2.918% due 11/06/2009		4,100	4,010
3.048% due 10/14/2016		1,600	1,373
4.750% due 05/23/2017	EUR	8,700	10,932
8.000% due 12/29/2049		$19,300	15,297
8.125% due 12/29/2049		13,200	10,681

Bank of America N.A.
3.404% due 05/12/2010		500	494

Bear Stearns Cos. LLC
6.950% due 08/10/2012		11,900	12,032
7.250% due 02/01/2018		20,000	19,279

BellSouth Corp.
5.200% due 09/15/2014		1,400	1,314

Boston Scientific Corp.
6.400% due 06/15/2016		2,700	2,578

86	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cameron International Corp.
6.375% due 07/15/2018		$6,000	$5,613

CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,450

Charter One Bank N.A.
2.845% due 04/24/2009		9,000	8,982

CIT Group, Inc.
2.925% due 06/08/2009		7,500	6,414

Citigroup Funding, Inc.
3.852% due 05/07/2010		8,300	7,830

Citigroup, Inc.
3.809% due 12/26/2008		5,200	5,164
5.500% due 04/11/2013		12,900	11,271
6.000% due 08/15/2017		9,400	7,976
6.125% due 11/21/2017		19,800	16,808
6.125% due 05/15/2018		16,100	13,354
8.400% due 04/29/2049		5,100	3,478

Clorox Co.
5.450% due 10/15/2012		2,600	2,593

CNA Financial Corp.
5.850% due 12/15/2014		6,000	5,619
6.000% due 08/15/2011		2,000	1,997

Comcast Corp.
3.088% due 07/14/2009		7,600	7,438

Computer Sciences Corp.
6.500% due 03/15/2018		5,600	5,388

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009		5,548	5,494

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		2,600	2,471

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,728

CVS Caremark Corp.
3.111% due 06/01/2010		5,900	5,653
5.750% due 08/15/2011		700	712

Daimler Finance North America LLC
3.169% due 03/13/2009		5,800	5,779
4.875% due 06/15/2010		700	697
5.750% due 09/08/2011		1,100	1,088

EchoStar DBS Corp.
6.375% due 10/01/2011		500	461

Edison Mission Energy
7.000% due 05/15/2017		300	272

Entergy Gulf States, Inc.
3.565% due 12/08/2008		504	503

Erac USA Finance Co.
6.375% due 10/15/2017		1,300	1,035

Exelon Corp.
4.900% due 06/15/2015		2,300	2,027

General Electric Capital Corp.
2.919% due 06/15/2009		500	497
3.712% due 05/22/2013		6,400	6,114
6.375% due 11/15/2067		5,100	4,131

GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018		4,800	4,566

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	2,105
6.750% due 12/01/2014		$3,200	1,229

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (l)	CAD	4,800	3,712
5.375% due 02/15/2013	EUR	3,800	4,465
5.950% due 01/18/2018		$5,000	4,132
6.150% due 04/01/2018		7,000	5,830
6.250% due 09/01/2017		22,500	18,867

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HCP, Inc.
5.650% due 12/15/2013		$8,000	$7,052
5.950% due 09/15/2011		700	662
6.700% due 01/30/2018		2,900	2,436

HJ Heinz Co.
6.428% due 12/01/2020		3,100	3,106

HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,785

Home Depot, Inc.
2.944% due 12/16/2009		5,700	5,364
5.400% due 03/01/2016		8,000	6,815

HRPT Properties Trust
5.750% due 11/01/2015		8,250	7,070

International Lease Finance Corp.
5.300% due 05/01/2012		8,000	5,824
5.400% due 02/15/2012		2,400	1,782
6.625% due 11/15/2013		8,000	4,909

JC Penney Corp., Inc.
8.000% due 03/01/2010		2,200	2,245

JPMorgan Chase & Co.
2.537% due 05/07/2010		12,000	11,873
5.058% due 02/22/2021	CAD	3,100	2,653
6.000% due 01/15/2018		$12,050	11,007

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	7,600	7,729

JPMorgan Chase Capital XX
6.550% due 09/29/2036		$3,000	2,207

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300	4,567

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000	6,860

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		10,300	1,339
5.625% due 01/24/2013 (a)		14,700	1,911
6.875% due 05/02/2018 (a)		14,600	1,898

Lennar Corp.
5.950% due 10/17/2011		700	570

Loews Corp.
5.250% due 03/15/2016		800	772

Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009		700	684

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,854

Masco Corp.
5.875% due 07/15/2012		700	669
6.125% due 10/03/2016		30,000	26,106

Maytag Corp.
5.000% due 05/15/2015		2,200	1,996

McKesson Corp.
5.700% due 03/01/2017		1,900	1,796

Merck & Co., Inc.
4.750% due 03/01/2015		2,200	2,166

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008		4,300	4,297
2.894% due 08/14/2009		1,000	965
5.054% due 05/12/2010		27,800	26,827
6.875% due 04/25/2018		22,200	19,674

Metropolitan Life Global Funding I
2.847% due 05/17/2010		6,000	5,924
5.125% due 04/10/2013		12,800	12,447

Midwest Generation LLC
8.300% due 07/02/2009		460	466

Morgan Stanley
2.852% due 05/07/2009		6,000	5,203
3.235% due 10/18/2016		2,200	1,436

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.271% due 10/15/2015	$7,200	$3,933
4.904% due 05/14/2010	16,300	11,905
6.000% due 04/28/2015	21,000	14,306
6.250% due 08/28/2017	1,200	745

NGPL Pipe Co. LLC
7.119% due 12/15/2017	400	380
7.768% due 12/15/2037	7,700	7,554

NiSource Finance Corp.
5.400% due 07/15/2014	800	735

PPG Industries, Inc.
6.650% due 03/15/2018	8,000	7,914

Pricoa Global Funding I
3.613% due 06/04/2010	35,000	34,842

Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,500	5,488

ProLogis
5.625% due 11/15/2015	8,000	7,008

Prudential Financial, Inc.
6.625% due 12/01/2037	8,900	7,477

Qwest Corp.
6.069% due 06/15/2013	1,500	1,282

Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,000	1,726

Raychem Corp.
7.200% due 10/15/2008	200	200

Reynolds American, Inc.
7.250% due 06/01/2013	8,000	8,229

Sara Lee Corp.
6.250% due 09/15/2011	1,600	1,616

Sealed Air Corp.
5.625% due 07/15/2013	2,300	2,261

Simon Property Group LP
6.125% due 05/30/2018	8,000	7,099

Southwest Airlines Co.
5.125% due 03/01/2017	3,300	2,851

Sprint Capital Corp.
8.375% due 03/15/2012	2,900	2,612
8.750% due 03/15/2032	1,100	860

State Street Capital Trust IV
3.819% due 06/15/2037	5,900	3,907

SUPERVALU, Inc.
7.500% due 11/15/2014	400	390

Target Corp.
7.000% due 01/15/2038	6,300	5,931

Time Warner, Inc.
3.034% due 11/13/2009	8,500	8,163

Tyco International Ltd.
7.000% due 12/15/2019	7,500	7,240

U.S. Bancorp
3.739% due 04/28/2009	4,300	4,277

United Airlines, Inc.
9.060% due 06/17/2015 (a)	174	2

Universal Health Services, Inc.
7.125% due 06/30/2016	1,000	1,015

Valero Energy Corp.
6.125% due 06/15/2017	2,000	1,875

Verizon Communications, Inc.
6.100% due 04/15/2018	5,200	4,807

Viacom, Inc.
5.750% due 04/30/2011	2,800	2,722

Wachovia Corp.
5.500% due 05/01/2013	12,600	10,434

See Accompanying Notes	Semiannual Report	September 30, 2008	87

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo & Co.
4.375% due 01/31/2013	$7,000	$6,441

Wyeth
6.950% due 03/15/2011	1,900	2,006

Xerox Corp.
9.750% due 01/15/2009	2,400	2,440

		781,164

MORTGAGE-BACKED SECURITIES 13.7%

Adjustable Rate Mortgage Trust
5.139% due 09/25/2035	644	512

American Home Mortgage Assets
3.397% due 09/25/2046	2,977	1,826
3.437% due 09/25/2046	814	318
3.775% due 11/25/2046	7,456	3,754

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,194	957

Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049	6,798	6,524

Banc of America Funding Corp.
5.986% due 10/20/2046	4,819	3,157
6.129% due 01/20/2047	893	606

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	2,712	2,458

BCAP LLC Trust
3.377% due 01/25/2037	12,221	7,544

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	13,058	12,278
4.150% due 08/25/2035	5,842	5,509
4.417% due 05/25/2034	2,252	2,079
4.476% due 02/25/2034	120	97
4.550% due 08/25/2035	4,545	4,347
4.625% due 10/25/2035	7,585	6,843
4.630% due 05/25/2034	599	576
4.644% due 10/25/2033	985	948
5.600% due 02/25/2033	141	131
5.732% due 02/25/2036	1,247	953

Bear Stearns Alt-A Trust
5.504% due 09/25/2035	4,652	3,753
5.775% due 11/25/2036	3,277	2,126
5.787% due 11/25/2036	6,238	4,186
5.891% due 02/25/2036	6,783	4,684
5.899% due 11/25/2036	1,801	1,113
6.250% due 08/25/2036	4,420	2,761

Bear Stearns Commercial Mortgage Securities
2.598% due 03/15/2019	148	139
5.540% due 09/11/2041	2,600	2,322

Bella Vista Mortgage Trust
3.438% due 05/20/2045	77	53

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	38	36
5.889% due 12/10/2049	3,900	3,334

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,528	3,366
4.748% due 08/25/2035	3,283	3,124
4.900% due 10/25/2035	10,571	9,671
5.666% due 07/25/2046	5,547	4,306

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	11,800	9,876

Commercial Mortgage Pass-Through Certificates
2.708% due 02/05/2019	300	285

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	5,115	3,119
3.398% due 03/20/2046	174	108
3.417% due 05/25/2035	3,321	2,119
3.417% due 07/25/2046	3,208	2,024
3.457% due 09/25/2046	1,700	639

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.467% due 07/25/2046	$1,300	$413
3.468% due 09/20/2046	1,700	692
3.487% due 02/25/2037	141	92
3.557% due 05/25/2037	1,767	1,009
3.557% due 06/25/2037	975	391
3.627% due 12/25/2035	878	385
4.355% due 11/25/2035	1,363	896
4.895% due 11/25/2035	1,064	711
5.250% due 06/25/2035	1,096	907
6.000% due 01/25/2037	4,371	3,089
6.000% due 04/25/2037	3,647	2,283
6.250% due 08/25/2037	1,390	836

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	250	159
3.527% due 03/25/2035	2,317	1,303
3.537% due 02/25/2035	167	106
3.547% due 02/25/2035	247	172
3.547% due 03/25/2036	1,250	532
4.723% due 08/25/2034	338	268
5.230% due 01/20/2035	874	756
5.250% due 02/20/2036	2,144	1,665
5.547% due 04/20/2036	1,286	1,035
6.092% due 09/25/2047	3,759	2,922

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	11,200	9,734
6.500% due 07/26/2036	1,557	1,125

CS First Boston Mortgage Securities Corp.
3.857% due 03/25/2034	650	576
4.557% due 08/25/2033	907	902
5.077% due 07/25/2033	118	112

CSAB Mortgage-Backed Trust
3.307% due 06/25/2036	85	85

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	430	403
3.307% due 10/25/2036	2,418	2,373
5.500% due 12/25/2035	1,600	1,063
6.300% due 07/25/2036	1,600	1,129

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	164	161
4.593% due 12/25/2033	747	703
5.357% due 08/25/2035	563	487
6.250% due 08/25/2017	1,436	1,401

GMAC Mortgage Corp. Loan Trust
4.282% due 06/25/2034	146	103
5.500% due 09/25/2034	1,631	1,617

Greenpoint Mortgage Funding Trust
3.387% due 01/25/2037	2,592	1,573
3.407% due 12/25/2046	1,500	547
3.417% due 04/25/2036	1,463	907
3.427% due 06/25/2045	854	670
3.477% due 11/25/2045	180	114

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	133	130

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	63	57

GSR Mortgage Loan Trust
4.496% due 03/25/2033	967	913
4.539% due 09/25/2035	935	801

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	2,376	2,189
3.220% due 09/19/2037	1,442	879
3.220% due 01/19/2038	8,405	5,080
3.250% due 05/19/2035	1,551	1,003
3.270% due 03/19/2037	156	96
3.378% due 08/21/2036	3,410	2,099
3.400% due 02/19/2034	14	13
5.145% due 07/19/2035	278	242
5.150% due 05/19/2033	1,237	1,163

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	6,566	3,560

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Indymac Index Mortgage Loan Trust
3.417% due 05/25/2046	$2,521	$1,537
3.447% due 04/25/2037	475	273
3.497% due 11/25/2036	1,831	736
5.000% due 08/25/2035	889	481
5.048% due 12/25/2034	380	311
5.425% due 09/25/2035	900	612

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,847	2,159

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	500	431
5.429% due 12/12/2043	4,000	3,484

JPMorgan Mortgage Trust
4.376% due 11/25/2033	877	855
5.021% due 02/25/2035	2,779	2,423
5.375% due 08/25/2035	1,400	1,116

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	200	198

Lehman XS Trust
3.287% due 07/25/2046	1,110	1,091

Luminent Mortgage Trust
3.377% due 12/25/2036	10,146	6,198

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	759	480
3.547% due 05/25/2047	1,500	538
4.128% due 07/25/2034	762	736

MASTR Alternative Loans Trust
3.607% due 03/25/2036	1,029	565

MASTR Asset Securitization Trust
5.500% due 11/25/2017	357	346

Mellon Residential Funding Corp.
2.928% due 12/15/2030	19	17

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,800	3,184
6.156% due 08/12/2049	8,502	7,403

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	11,008	8,948
3.457% due 08/25/2036	856	592
6.013% due 02/25/2033	356	348

Merrill Lynch Mortgage Trust
3.585% due 10/12/2041	103	102

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	2,359	2,137
4.207% due 10/25/2035	3,565	3,243
4.352% due 10/25/2035	6,932	6,476

Morgan Stanley Capital I
5.692% due 04/15/2049	1,500	1,278

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	502	378
5.654% due 02/25/2036	966	615
5.820% due 03/25/2047	1,300	998
6.138% due 03/25/2047	1,100	713

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	3,460	1,974
3.387% due 06/25/2046	7,417	4,652
3.417% due 04/25/2046	202	130
3.512% due 09/25/2046	2,200	465
5.665% due 09/25/2035	1,209	942

Residential Asset Securitization Trust
3.657% due 12/25/2036	855	467
5.750% due 02/25/2036	1,619	1,280
6.250% due 10/25/2036	1,000	556
6.500% due 08/25/2036	1,500	827

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	619	533

88	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
3.427% due 05/25/2037	$245	$150
4.065% due 01/25/2035	83	49
4.180% due 02/25/2034	610	525
4.590% due 04/25/2034	1,416	1,267
6.000% due 10/25/2037	1,221	806

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	7,396	5,733
3.397% due 07/25/2046	2,320	1,433
3.427% due 05/25/2036	6,298	3,884
3.437% due 05/25/2045	1,089	730
3.457% due 09/25/2047	826	320
3.517% due 12/25/2035	79	49
4.355% due 08/25/2047	3,876	2,183

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	200	146

Thornburg Mortgage Securities Trust
3.327% due 09/25/2046	4,879	4,574

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	7,136	6,522

WaMu Mortgage Pass-Through Certificates
2.990% due 11/25/2034	1,891	1,200
3.427% due 07/25/2046	885	693
3.437% due 04/25/2045	2,446	1,604
3.467% due 11/25/2045	562	356
3.477% due 12/25/2045	2,006	1,297
3.497% due 10/25/2045	243	154
3.517% due 01/25/2045	467	312
3.527% due 01/25/2045	342	234
3.555% due 02/25/2047	2,552	1,344
3.595% due 01/25/2047	2,317	1,261
3.615% due 04/25/2047	4,806	2,781
3.675% due 12/25/2046	7,749	4,106
3.747% due 12/25/2027	1,402	1,208
3.835% due 06/25/2046	4,091	2,482
3.855% due 02/25/2046	133	80
4.134% due 08/25/2034	3,830	3,270
4.198% due 10/25/2046	3,183	2,071
4.229% due 03/25/2034	2,397	2,310
4.255% due 06/25/2042	283	257
4.255% due 08/25/2042	142	127
4.274% due 05/25/2041	51	47
4.329% due 07/25/2046	1,512	1,123
4.559% due 06/25/2033	305	298
4.569% due 09/25/2033	29,695	29,703
5.542% due 04/25/2037	4,211	3,136
5.613% due 12/25/2036	4,475	3,513
5.711% due 02/25/2037	3,353	2,476

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.457% due 07/25/2046	494	208
3.795% due 07/25/2046	1,414	773
3.825% due 05/25/2046	4,248	2,473

Washington Mutual MSC Mortgage Pass- Through Certificates
6.044% due 02/25/2033	14	14

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	5,934	5,251
5.547% due 04/25/2036	1,542	1,007
5.774% due 04/25/2036	1,144	777

		368,338

MUNICIPAL BONDS & NOTES 2.0%

Arkansas State Northern Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	3,254

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	5,600	4,666

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.136% due 01/01/2014	$630	$371

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	3,000	3,058
6.899% due 12/01/2040	11,700	12,184

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	6,900	5,822
5.000% due 06/01/2038	4,600	3,798

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	895	768

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	9,700	8,742

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,341
5.000% due 06/01/2041	500	317

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	330	214

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	105

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	7,500	7,027

South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023	1,500	1,449

		54,116

U.S. GOVERNMENT AGENCIES 38.0%

Fannie Mae
3.267% due 12/25/2036 - 07/25/2037	5,432	5,018
3.327% due 03/25/2034	35	34
3.357% due 08/25/2034	28	27
3.407% due 10/27/2037	15,400	14,185
3.457% due 06/25/2044	15	15
3.607% due 06/25/2029	37	37
3.681% due 06/01/2035	208	208
4.000% due 02/01/2014 - 04/01/2014 (g)	3,872	3,821
4.278% due 06/01/2043 - 10/01/2044	726	724
4.361% due 03/01/2033	266	266
4.500% due 02/01/2013 - 05/01/2013 (g)	3,917	3,913
4.503% due 11/01/2034 (g)	4,184	4,217
4.818% due 09/01/2035 (g)	994	982
4.880% due 12/01/2015 (g)	1,889	1,831
4.942% due 12/01/2034	215	218
4.990% due 10/01/2015 (g)	20,375	19,900
5.000% due 02/01/2013 - 11/01/2038	55,764	54,213
5.000% due 03/01/2013 - 05/01/2038 (g)	6,704	6,554
5.055% due 11/01/2015 (g)	10,389	10,176
5.140% due 11/01/2015 (g)	3,393	3,339
5.168% due 12/01/2036	376	377
5.180% due 11/01/2015 (g)	3,248	3,202
5.220% due 12/01/2015 (g)	13,200	13,037
5.360% due 01/01/2016 (g)	994	989
5.471% due 05/01/2026	28	29
5.490% due 10/01/2015	643	644
5.500% due 05/25/2027 - 11/01/2038	98,416	98,183

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 02/01/2033 - 02/01/2048 (g)	$330,199	$329,573
5.700% due 08/01/2018 (g)	3,741	3,731
6.000% due 01/01/2023 - 07/25/2044	23,194	23,503
6.000% due 09/01/2024 - 10/01/2037 (g)	58,704	59,573
6.500% due 09/01/2024 - 10/01/2037 (g)	6,595	6,773
6.500% due 04/01/2035 - 06/25/2044	15,311	15,701

Federal Housing Administration
6.896% due 07/01/2020	1,138	1,126
7.430% due 09/01/2022 - 11/01/2022	83	84

Freddie Mac
2.838% due 12/15/2030	495	488
2.938% due 12/15/2031	160	159
3.467% due 08/25/2031	66	59
4.500% due 07/15/2018	2,448	2,452
4.883% due 10/01/2035 (g)	855	858
4.894% due 11/01/2035 (g)	991	981
5.000% due 11/15/2021 - 12/15/2031	9,059	9,004
5.028% due 08/01/2035 (g)	1,133	1,126
5.098% due 10/01/2035 (g)	968	965
5.226% due 03/01/2036 (g)	1,046	1,057
5.278% due 09/01/2035	224	225
5.500% due 06/01/2036 (g)	3,806	3,794
5.500% due 10/01/2038	86,500	85,946
5.860% due 06/01/2024	63	64
6.000% due 09/01/2021 - 11/01/2023 (g)	4,804	4,896
7.000% due 09/01/2036 (g)	6,007	6,248

Ginnie Mae
4.500% due 09/15/2033	40	38
5.125% due 10/20/2029	41	42
6.000% due 08/20/2034 - 10/01/2038	58,469	59,067
6.000% due 07/20/2038 - 09/20/2038 (g)	9,193	9,331
6.500% due 10/01/2038	144,000	147,352

Small Business Administration
4.625% due 02/01/2025	866	828
4.754% due 08/10/2014	52	50
5.110% due 04/01/2025	1,969	1,944

		1,023,177

U.S. TREASURY OBLIGATIONS 2.3%

U.S. Treasury Notes
4.250% due 08/15/2013	58,500	62,175

Total United States (Cost $2,730,569)		2,493,128

SHORT-TERM INSTRUMENTS 6.3%

REPURCHASE AGREEMENTS 1.0%

State Street Bank and Trust Co.
0.100% due 10/01/2008	8,350	8,350
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $8,520. Repurchase proceeds are $8,350.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	19,402	19,402
(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/03/2008 valued at $19,791. Repurchase proceeds are $19,403.)

		27,752

See Accompanying Notes	Semiannual Report	September 30, 2008	89

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 5.3%
1.155% due 10/16/2008 - 12/26/2008 (b)(c)(d)(e)(f)	$141,832	$140,994

Total Short-Term Instruments (Cost $169,278)		168,746

PURCHASED OPTIONS (j) 1.0%
(Cost $21,722)		25,308

Total Investments 181.0% (Cost $5,154,710)		$4,872,564

Written Options (k) (1.0%) (Premiums $22,810)		(25,963)

Other Assets and Liabilities (Net) (80.0%)		(2,155,055)

Net Assets 100.0%		$2,691,546

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $42,005 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $65,487 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $3,952 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $597 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $409,100 at a weighted average interest rate of 2.47%. On September 30, 2008, securities valued at $500,309 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $22,368 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Long	12/2008	90	$33
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	312	269
90-Day Euribor December Futures	Long	12/2008	1,341	339
90-Day Euribor June Futures	Long	06/2009	229	391
90-Day Euribor March Futures	Long	03/2009	1,074	1,465
90-Day Euribor March Futures Put Options Strike @EUR 95.250	Short	03/2009	945	40
90-Day Eurodollar December Futures	Long	12/2008	1,989	(3,008)
90-Day Eurodollar December Futures	Long	12/2009	3,017	2,018
90-Day Eurodollar March Futures	Long	03/2009	742	(598)
90-Day Eurodollar March Futures	Long	03/2010	95	45
90-Day Eurodollar October Futures	Long	10/2008	1,257	(3,475)
Australia Government 3-Year Bond December Futures	Short	12/2008	316	(181)
Australia Government 10-Year Bond December Futures	Short	12/2008	486	(452)
Euro-Bobl December Futures	Short	12/2008	948	(1,747)
Euro-Bobl December Futures Put Options Strike @ EUR 100.000	Long	12/2008	875	0
Euro-Bobl December Futures Put Options Strike @ EUR 103.000	Long	12/2008	2,879	0
Euro-Bund 10-Year Bond December Futures	Long	12/2008	773	(182)
Euro-Bund 10-Year Bond December Futures Put Options Strike @ EUR 103.500	Long	12/2008	114	0
Euro-Schatz December Futures	Short	12/2008	100	(123)
Euro-Schatz December Futures Call Options Strike @ EUR 106.700	Long	12/2008	386	25
Euro-Schatz December Futures Call Options Strike @ EUR 107.000	Long	12/2008	111	5
U.S. Treasury 5-Year Note December Futures	Short	12/2008	1,653	169
U.S. Treasury 10-Year Note December Futures	Long	12/2008	1,522	(3,442)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	713	245
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,264	589
United Kingdom Government 10-Year Bond December Futures	Long	12/2008	334	384

				$(7,191)

90	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.600% due 05/15/2015	(0.610%	)	06/20/2015	DUB	0.745%		$1,500	$11	$0	$11
Ace INA Holdings, Inc. 5.875% due 06/15/2014	(0.390%	)	06/20/2014	DUB	0.722%		1,000	17	0	17
Akzo Nobel NV 4.250% due 06/14/2011	(0.290%	)	06/20/2012	DUB	0.694%	EUR	1,700	33	0	33
Alcan, Inc. 6.450% due 03/15/2011	(0.290%	)	03/20/2011	BOA	0.286%		$2,600	0	0	0
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%	)	06/20/2017	BOA	1.055%		1,100	34	0	34
AutoZone, Inc. 5.875% due 10/15/2012	(0.680%	)	12/20/2012	CITI	0.880%		1,600	12	0	12
AutoZone, Inc. 5.875% due 10/15/2012	(0.860%	)	06/20/2013	GSC	0.927%		6,000	16	0	16
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%	)	06/20/2017	JPM	1.055%		1,900	59	0	59
AutoZone, Inc. 5.875% due 10/15/2012	(0.850%	)	06/20/2013	RBS	0.927%		1,000	3	0	3
AutoZone, Inc. 7.125% due 08/01/2018	(1.090%	)	09/20/2018	GSC	1.085%		700	0	0	0
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170%	)	12/20/2016	CITI	1.600%		1,600	147	0	147
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%	)	03/20/2018	BNP	1.400%		15,500	(876)	0	(876)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(0.770%	)	03/20/2018	DUB	1.400%		4,000	180	0	180
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.223%	)	03/20/2018	RBS	1.400%		500	(30)	0	(30)
BellSouth Corp. 5.200% due 09/15/2014	(0.395%	)	09/20/2014	DUB	0.417%		1,400	2	0	2
Boston Scientific Corp. 6.400% due 06/15/2016	(2.060%	)	06/20/2016	UBS	1.800%		2,700	(44)	0	(44)
Cameron International Corp. 6.375% due 07/15/2018	(0.770%	)	09/20/2018	DUB	1.249%		6,000	217	0	217
Capital One Bank USA N.A. 5.125% due 02/15/2014	(0.160%	)	06/20/2012	BCLY	3.664%		1,500	164	0	164
CenturyTel, Inc. 6.000% due 04/01/2017	(0.595%	)	06/20/2017	BOA	1.678%		2,800	202	0	202
CNA Financial Corp. 5.850% due 12/15/2014	(0.940%	)	12/20/2014	BOA	1.498%		6,000	175	0	175
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%	)	09/20/2011	BEAR	1.096%		2,000	36	0	36
Compass Group PLC 6.375% due 05/29/2012	(0.390%	)	06/20/2012	MLP	0.542%	EUR	1,600	11	0	11
Computer Sciences Corp. 5.000% due 02/15/2013	(1.180%	)	03/20/2018	GSC	0.671%		$4,600	(180)	0	(180)
Computer Sciences Corp. 6.500% due 03/15/2018	(0.760%	)	03/20/2018	BCLY	0.671%		1,000	(7)	0	(7)
Cox Communications, Inc. 6.750% due 03/15/2011	(0.200%	)	03/20/2011	MSC	0.653%		1,700	18	0	18
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240%	)	09/20/2011	RBS	0.409%		700	3	0	3
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	(0.350%	)	06/20/2009	RBC	0.649%		2,000	4	0	4
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520%	)	06/20/2010	BEAR	0.790%		700	3	0	3
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.620%	)	09/20/2011	RBS	0.996%		1,100	11	0	11
Deutsche Bank AG 5.500% due 05/18/2011	(0.920%	)	06/20/2013	BNP	1.530%		2,700	67	0	67
Erac USA Finance Co. 6.375% due 10/15/2017	(0.800%	)	12/20/2017	GSC	4.180%		1,300	247	0	247
Exelon Corp. 4.900% due 06/15/2015	(0.520%	)	06/20/2015	MLP	2.727%		2,300	266	0	266
Glitnir Banki HF 3-Month USD-LIBOR plus 0.440% due 01/21/2011	(0.340%	)	03/20/2011	JPM	16.708%		3,000	834	0	834
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.520%	)	06/20/2012	WAC	0.392%		1,400	(6)	0	(6)
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	(0.310%	)	06/20/2016	UBS	4.071%		1,200	233	0	233
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(1.130%	)	03/20/2018	CITI	3.932%		5,000	822	0	822
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.100%	)	06/20/2018	CITI	3.916%		2,500	419	0	419
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	(1.370%	)	06/20/2018	CITI	3.916%		3,800	576	0	576
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	(1.470%	)	06/20/2018	JPM	3.916%		5,700	830	0	830
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.370%	)	03/20/2012	BEAR	0.442%		800	2	0	2
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.306%	)	03/20/2012	RBS	0.442%		2,900	13	0	13
HCP, Inc. 5.650% due 12/15/2013	(2.030%	)	12/20/2013	MSC	3.926%		8,000	621	0	621
HCP, Inc. 5.950% due 09/15/2011	(0.610%	)	09/20/2011	JPM	3.649%		700	56	0	56
HCP, Inc. 6.700% due 01/30/2018	(1.150%	)	03/20/2018	BCLY	3.382%		2,900	400	0	400
Home Depot, Inc. 5.400% due 03/01/2016	(1.150%	)	03/20/2016	BCLY	1.620%		8,000	219	0	219
HRPT Properties Trust 5.750% due 11/01/2015	(1.960%	)	12/20/2015	MSC	3.250%		8,250	563	0	563
International Lease Finance Corp. 5.300% due 05/01/2012	(1.620%	)	06/20/2012	JPM	9.625%		8,000	1,645	0	1,645
International Lease Finance Corp. 5.400% due 02/15/2012	(0.170%	)	03/20/2012	BCLY	9.967%		2,400	575	0	575
International Lease Finance Corp. 6.625% due 11/15/2013	(1.590%	)	12/20/2013	MSC	8.310%		8,000	1,753	0	1,753
JC Penney Corp., Inc. 8.000% due 03/01/2010	(0.270%	)	03/20/2010	DUB	1.598%		2,600	49	0	49
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	(0.310%	)	03/20/2016	RBC	1.900%		1,900	182	0	182
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.750%	)	03/20/2018	BOA	1.400%		5,200	242	0	242
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%	)	03/20/2018	DUB	1.400%		200	10	0	10
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.740%	)	03/20/2018	DUB	1.400%		3,600	170	0	170
Kaupthing Bank HF 5.750% due 10/04/2011	(0.490%	)	12/20/2011	RBS	14.176%		2,900	834	0	834
Koninklijke DSM NV 4.000% due 11/10/2015	(0.365%	)	06/20/2012	GSC	0.672%	EUR	1,800	26	0	26
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.600%	)	06/20/2018	DUB	Defaulted		$8,000	6,757	0	6,757
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.552%	)	06/20/2018	JPM	Defaulted		6,600	5,574	0	5,574
Lennar Corp. 5.950% due 10/17/2011	(5.750%	)	12/20/2012	MLP	7.636%		700	37	0	37
Loews Corp. 5.250% due 03/15/2016	(0.330%	)	03/20/2016	BEAR	0.608%		800	14	0	14
Loews Corp. 8.875% due 04/15/2011	(0.120%	)	06/20/2012	BOA	0.471%		500	6	0	6

See Accompanying Notes	Semiannual Report	September 30, 2008	91

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190%	)	09/20/2009	BOA	1.574%		$700	$9	$0	$9
Masco Corp. 5.875% due 07/15/2012	(0.580%	)	09/20/2012	MSC	2.663%		700	50	0	50
Masco Corp. 6.125% due 10/03/2016	(1.910%	)	12/20/2016	CITI	2.560%		30,000	1,123	0	1,123
Maytag Corp. 5.000% due 05/15/2015	(0.460%	)	06/20/2015	BEAR	0.600%		2,200	18	0	18
McKesson Corp. 5.700% due 03/01/2017	(0.380%	)	03/20/2017	BOA	0.492%		1,900	15	0	15
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.580%	)	06/20/2012	MLP	1.537%		2,100	68	0	68
Merck & Co., Inc. 4.750% due 03/01/2015	(0.550%	)	03/20/2015	RBS	0.449%		2,700	(16)	0	(16)
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	(1.540%	)	06/20/2018	DUB	3.763%		10,000	1,339	0	1,339
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320%	)	12/20/2016	RBS	8.756%		2,200	734	0	734
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(1.350%	)	12/20/2015	JPM	9.149%		7,200	2,062	0	2,062
NiSource Finance Corp. 5.400% due 07/15/2014	(0.620%	)	09/20/2014	BEAR	2.574%		800	76	0	76
Pearson Dollar Finance PLC 5.700% due 06/01/2014	(0.540%	)	06/20/2014	MSC	0.826%		6,800	97	0	97
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610%	)	06/20/2013	BCLY	0.776%		2,500	17	0	17
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	(0.880%	)	06/20/2018	BCLY	0.916%		8,000	21	0	21
PPG Industries, Inc. 6.650% due 03/15/2018	(0.830%	)	03/20/2018	CSFB	1.192%		8,000	208	0	208
Progress Energy, Inc. 5.625% due 01/15/2016	(0.105%	)	06/20/2012	MSC	0.393%		2,000	20	0	20
Prologis 5.625% due 11/15/2015	(1.480%	)	12/20/2015	BOA	5.173%		8,000	1,446	0	1,446
RadioShack Corp. 7.375% due 05/15/2011	(1.400%	)	06/20/2013	DUB	1.742%		6,400	87	0	87
RadioShack Corp. 7.375% due 05/15/2011	(1.410%	)	06/20/2013	GSC	1.742%		9,600	127	0	127
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.280%	)	06/20/2012	DUB	0.610%	EUR	1,500	24	0	24
Reynolds American, Inc. 7.250% due 06/01/2013	(1.200%	)	06/20/2013	BCLY	1.552%		$8,000	114	0	114
Sara Lee Corp. 6.250% due 09/15/2011	(0.330%	)	09/20/2011	CITI	0.450%		1,600	5	0	5
Sara Lee Corp. 6.250% due 09/15/2011	(0.630%	)	09/20/2011	RBS	0.452%		400	(2)	0	(2)
SCA Finans AB 4.500% due 07/15/2015	(0.250%	)	06/20/2012	GSC	1.711%	EUR	1,300	88	0	88
Sealed Air Corp. 5.625% due 07/15/2013	(0.500%	)	09/20/2013	CSFB	1.774%		$2,300	128	0	128
Simon Property Group LP 6.125% due 05/30/2018	(0.947%	)	06/20/2018	DUB	1.547%		8,000	347	0	347
Smith Group PLC 7.875% due 07/12/2010	(0.530%	)	09/20/2010	RBS	0.598%	GBP	8,000	16	0	16
Southwest Airlines Co. 5.125% due 03/01/2017	(0.640%	)	03/20/2017	BCLY	1.600%		$3,300	208	0	208
Sprint Capital Corp. 8.375% due 03/15/2012	(0.460%	)	03/20/2012	MLP	3.799%		3,700	368	0	368
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	(0.510%	)	12/20/2014	DUB	2.249%		1,000	88	0	88
Turkey Government International Bond 11.875% due 01/15/2030	(2.700%	)	09/20/2010	MSC	1.762%		100	(2)	0	(2)
Tyco Electronics Group S.A. 5.950% due 01/15/2014	(1.100%	)	03/20/2014	BOA	1.244%		6,000	39	0	39
Tyco International Ltd. 7.000% due 12/15/2019	(1.120%	)	12/20/2019	BOA	1.498%		7,500	228	0	228
United Utilities PLC 6.875% due 08/15/2028	(0.235%	)	06/20/2012	DUB	0.822%	EUR	1,800	50	0	50
Universal Health Services, Inc. 7.125% due 06/30/2016	(1.250%	)	06/20/2016	BOA	1.370%		$1,000	7	0	7
Valero Energy Corp. 6.125% due 06/15/2017	(1.120%	)	06/20/2017	CITI	1.749%		2,000	83	0	83
Viacom, Inc. 5.750% due 04/30/2011	(0.640%	)	06/20/2011	MSC	1.250%		700	11	0	11
Vivendi 6.625% due 04/04/2018	(1.500%	)	06/20/2018	JPM	1.495%		6,400	(4)	0	(4)
Wolters Kluwer NV 5.125% due 01/27/2014	(0.330%	)	06/20/2012	DUB	0.770%		1,500	31	0	31
WPP Group PLC 6.000% due 06/18/2008	(0.260%	)	06/20/2012	GSC	1.666%	EUR	1,500	98	0	98
Xerox Corp. 9.750% due 01/15/2009	(0.130%	)	01/20/2009	MLP	1.298%		$2,700	9	0	9
XL Capital Finance Europe PLC 6.500% due 01/15/2012	(0.310%	)	03/20/2012	BCLY	4.029%		500	53	0	53

								$33,745	$0	$33,745

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC 4.566% due 10/27/2015	1.760%	03/20/2013	BNP	2.537%	EUR	1,500	$(60)	$0	$(60)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.800%	09/20/2009	GSC	1.100%		$3,500	(9)	0	(9)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.980%	09/20/2013	GSC	1.418%		2,900	(55)	0	(55)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	09/20/2013	JPM	1.418%		3,600	(65)	0	(65)
Brazilian Government International Bond 12.250% due 03/06/2030	1.260%	08/20/2011	JPM	1.301%		4,200	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	1.345%	08/20/2011	JPM	1.301%		7,600	21	0	21
Brazilian Government International Bond 12.250% due 03/06/2030	1.380%	08/20/2011	MSC	1.301%		11,200	42	0	42
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%		17,200	(36)	0	(36)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	3.950%	12/20/2012	BOA	28.844%		1,700	(737)	0	(737)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.500%	03/20/2009	CITI	22.138%		1,800	(109)	0	(109)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%		2,000	(242)	(100)	(142)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.300%	03/20/2009	JPM	22.138%		10,600	(653)	0	(653)

92	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.400%	03/20/2009	JPM	22.138%		$6,100	$(373)	$0	$(373)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	3.950%	12/20/2012	UBS	28.844%		1,900	(824)	0	(824)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%		400	(27)	0	(27)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%		300	(9)	0	(9)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%		900	(27)	0	(27)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%		600	(18)	0	(18)
General Electric Capital Corp. 6.000% due 06/15/2012	0.830%	12/20/2009	GSC	7.165%		1,000	(70)	0	(70)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%		4,000	(226)	0	(226)
General Electric Capital Corp. 6.000% due 06/15/2012	1.000%	06/20/2009	UBS	7.405%		2,800	(122)	0	(122)
GMAC LLC 6.875% due 08/28/2012	8.850%	03/20/2009	BOA	88.715%		1,700	(473)	0	(473)
GMAC LLC 6.875% due 08/28/2012	8.650%	03/20/2009	CITI	88.715%		1,700	(474)	0	(474)
GMAC LLC 6.875% due 08/28/2012	9.600%	03/20/2009	GSC	88.715%		6,800	(1,873)	0	(1,873)
HSBC Finance Corp. 7.000% due 05/15/2012	1.550%	06/20/2009	MLP	4.857%		7,000	(160)	0	(160)
JC Penney Corp., Inc. 8.000% due 03/01/2010	0.990%	09/20/2010	GSC	1.596%		500	(6)	0	(6)
JSC Gazprom 7.800% due 09/27/2010	1.330%	12/20/2008	CSFB	3.467%		5,000	(5)	0	(5)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%		3,000	(4)	0	(4)
JSC Gazprom 8.625% due 04/28/2034	1.320%	12/20/2008	MSC	3.467%		1,500	(2)	0	(2)
JSC Gazprom 8.625% due 04/28/2034	1.330%	12/20/2008	MSC	3.467%		2,700	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.680%	04/20/2009	MSC	3.537%		11,100	(23)	0	(23)
JSC Gazprom 8.625% due 04/28/2034	1.710%	04/20/2009	MSC	3.537%		2,200	(4)	0	(4)
JSC Gazprom 9.625% due 03/01/2013	0.610%	05/20/2012	MLP	4.333%		1,500	(171)	0	(171)
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	1.650%	03/20/2013	BCLY	3.498%	EUR	3,100	(288)	0	(288)
Russia Government International Bond 7.500% due 03/31/2030	0.450%	01/20/2009	CSFB	2.265%		$5,000	(22)	0	(22)
Russia Government International Bond 7.500% due 03/31/2030	0.630%	12/20/2008	GSC	2.248%		8,400	(16)	0	(16)
Russia Government International Bond 7.500% due 03/31/2030	0.460%	01/20/2009	MSC	2.265%		6,000	(26)	0	(26)
Russia Government International Bond 7.500% due 03/31/2030	0.490%	02/20/2009	MSC	2.284%		20,500	(128)	0	(128)
SLM Corp. 5.125% due 08/27/2012	4.300%	03/20/2009	CITI	19.698%		300	(20)	0	(20)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%		2,100	(150)	0	(150)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%		5,800	(395)	0	(395)
SLM Corp. 5.125% due 08/27/2012	0.700%	06/20/2012	GSC	18.078%		1,400	(504)	0	(504)
SLM Corp. 5.125% due 08/27/2012	3.100%	12/20/2008	MLP	19.658%		6,300	(224)	0	(224)
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	GSC	0.397%		99,700	(518)	0	(518)
Spain Government Bond 5.500% due 07/30/2017	0.435%	03/20/2013	GSC	0.397%		17,900	30	0	30
Spain Government Bond 5.500% due 07/30/2017	0.465%	03/20/2013	HSBC	0.397%		11,600	34	(1)	35
Ukraine Government International Bond 7.650% due 06/11/2013	0.730%	04/20/2009	HSBC	5.404%		5,800	(127)	0	(127)
VTB Capital S.A. 6.250% due 06/30/2035	1.700%	12/20/2008	DUB	7.592%		7,400	(62)	0	(62)

							$(9,212)	$(101)	$(9,111)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-1 Index	(0.180%)	07/25/2045	BOA		$196	$16	$19	$(3)
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	BCLY		2,900	209	(21)	230
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	GSC	EUR	57,300	4,136	(406)	4,542
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	MSC		4,900	354	(34)	388
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	UBS		$10,600	765	(73)	838
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	BOA		37,200	2,674	88	2,586
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	CSFB		91,000	6,541	2,247	4,294
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	DUB		7,800	561	59	502
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	GSC	EUR	191,500	13,763	3,534	10,229
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	DUB		$14,500	789	543	246
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY		11,000	61	(87)	148
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB		23,300	128	326	(198)
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC		28,600	157	(248)	405
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	EUR	16,900	93	(67)	160
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC		$22,800	39	(769)	808
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	MSC		4,500	8	(154)	162
iTraxx Europe 9 Index	(1.750%)	06/20/2018	DUB	EUR	43,100	(2,379)	(4,053)	1,674
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BCLY		13,100	996	(89)	1,085
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BNP		4,400	334	(33)	367
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	HSBC		1,600	122	(11)	133
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	JPM		4,400	335	(24)	359

						$29,702	$747	$28,955

See Accompanying Notes	Semiannual Report	September 30, 2008	93

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	CSFB	$8,500	$(3,504)	$(2,724)	$(780)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	GSC	196	(16)	(29)	13
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	DUB	4,000	(1,229)	(1,505)	276

					$(4,749)	$(4,258)	$(491)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD Bank Bill	4.000%	12/20/2010	MLP	CAD	30,000	$(431)	$(8)	$(423)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN		7,800	(243)	(140)	(103)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		8,000	(249)	(147)	(102)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		7,900	(198)	(81)	(117)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		33,200	(829)	(799)	(30)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		7,600	(190)	(7)	(183)
Pay	3-Month CAD Bank Bill	5.000%	06/15/2015	MLP		3,000	209	2	207
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	DUB		19,300	637	(212)	849
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC	SEK	18,000	(8)	(19)	11
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		$168,300	(6,738)	(6,284)	(454)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		30,300	(1,153)	(465)	(688)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CSFB		86,500	(3,291)	(2,681)	(610)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		210,200	(7,997)	(2,896)	(5,101)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		212,700	(8,093)	(2,791)	(5,302)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		42,000	(1,528)	601	(2,129)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC		13,000	(473)	(73)	(400)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		54,500	(1,984)	440	(2,424)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		11,000	(399)	(654)	255
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		1,900	(69)	12	(81)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		4,500	(201)	(414)	213
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		5,000	(223)	82	(305)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		15,300	(682)	(1,252)	570
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		13,000	(580)	(743)	163
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		24,400	(1,087)	(845)	(242)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		51,700	(2,304)	(3,568)	1,264
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB	AUD	108,500	2,080	(267)	2,347
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	CITI		11,200	176	(38)	214
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	DUB		106,000	1,666	(372)	2,038
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	DUB		27,900	(375)	(251)	(124)
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	HSBC		26,600	(358)	(228)	(130)
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB		2,000	55	(3)	58
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	DUB		40,200	1,106	(66)	1,172
Pay	6-Month AUD Bank Bill	7.000%	06/15/2014	UBS		50,000	1,277	1,164	113
Receive	6-Month AUD Bank Bill	6.000%	12/15/2015	CITI		34,200	606	(798)	1,404
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	MSC		32,300	(257)	833	(1,090)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	MSC	EUR	1,400	(17)	(17)	0
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		44,400	(842)	(567)	(275)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		282,500	(1,550)	631	(2,181)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		151,700	(832)	283	(1,115)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	MSC		47,400	(1,382)	(168)	(1,214)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	CITI		48,600	100	57	43
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		38,800	79	(99)	178

94	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY	EUR	93,100	$(577)	$(841)	$264
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP		167,700	(1,039)	59	(1,098)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		18,900	(117)	(85)	(32)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		25,800	(159)	(168)	9
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	MSC		104,500	(647)	(2,039)	1,392
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	JPM		3,900	(35)	(88)	53
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		25,800	(918)	(353)	(565)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		48,400	(1,727)	(800)	(927)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		24,100	(857)	(390)	(467)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	JPM		120,800	(1,913)	(2,064)	151
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		17,600	(159)	(1,234)	1,075
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		36,400	2,198	(322)	2,520
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		43,800	(2,025)	(2,376)	351
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		2,800	(288)	(45)	(243)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BNP		1,200	(124)	(9)	(115)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		4,000	(411)	(69)	(342)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	GSC		2,600	(267)	(188)	(79)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		20,700	(2,127)	(2,365)	238
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	MSC		7,800	(801)	(619)	(182)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		1,400	(144)	(12)	(132)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	BCLY		22,500	(2,410)	(823)	(1,587)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	GSC		32,200	(3,447)	(2,024)	(1,423)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		14,350	(1,536)	(878)	(658)
Pay	6-Month GBP-LIBOR	4.000%	09/16/2010	CITI	GBP	1,400	(20)	(35)	15
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		26,000	(600)	(149)	(451)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2012	MSC		11,900	(7)	(92)	85
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		20,200	(309)	(772)	463
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		21,300	(326)	(877)	551
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		40,000	796	70	726
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	MSC		900	18	0	18
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		14,600	(199)	159	(358)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		9,300	(39)	57	(96)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BNP		20,300	(85)	(55)	(30)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		106,000	(445)	16	(461)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	HSBC		8,000	(33)	(29)	(4)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	MSC		44,900	(189)	(198)	9
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		17,300	254	0	254
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		1,600	(15)	(7)	(8)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		7,100	(69)	5	(74)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		3,700	(36)	(18)	(18)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		7,700	(74)	(9)	(65)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		9,100	(88)	234	(322)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		9,000	(87)	(20)	(67)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		9,500	(92)	(536)	444
Pay	6-Month GBP-LIBOR	5.000%	03/18/2016	BCLY		4,800	(5)	2	(7)
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		9,900	69	46	23
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	MSC		5,300	18	146	(128)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		12,400	(814)	(50)	(764)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		22,000	(1,444)	669	(2,113)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		7,200	(1,960)	(929)	(1,031)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		16,200	(477)	(499)	22
Pay	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		15,200	2,565	1,524	1,041
Receive	6-Month JPY-LIBOR	1.500%	12/20/2010	MSC	JPY	7,880,000	(707)	302	(1,009)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	BNP		8,750,000	535	159	376
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	DUB		25,750,000	1,576	1,016	560
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		13,590,000	832	(48)	880
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	MSC		6,650,000	927	(395)	1,322
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		740,000	(195)	(16)	(179)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BNP		4,400,000	(1,161)	(681)	(480)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		16,120,000	(4,254)	(2,552)	(1,702)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		3,060,000	(807)	(46)	(761)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	UBS		4,620,000	(1,219)	(725)	(494)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		1,790,000	(832)	164	(996)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		2,350,000	(3,449)	(1,054)	(2,395)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$16,000	(377)	72	(449)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	10,000	(82)	(11)	(71)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		15,000	(118)	(16)	(102)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		17,300	(80)	23	(103)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		5,700	(225)	0	(225)
Pay	France CPI ex-Tobacco Index	1.940%	04/10/2012	BNP		3,300	(136)	0	(136)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		500	(21)	0	(21)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		1,000	(42)	0	(42)
Pay	France CPI ex-Tobacco Index	2.080%	06/15/2012	GSC		18,700	(715)	0	(715)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$180,000	(1,826)	0	(1,826)

							$(72,171)	$(45,736)	$(26,435)

See Accompanying Notes	Semiannual Report	September 30, 2008	95

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

(j)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$134.000	11/21/2008	200	$3	$3
Call - CBOT U.S. Treasury 10-Year Note December Futures	140.000	11/21/2008	300	3	4
Call - CBOT U.S. Treasury 5-Year Note December Futures	125.000	11/21/2008	1,750	32	14
Call - CBOT U.S. Treasury 5-Year Note December Futures	127.000	11/21/2008	472	5	4
Put - CBOT U.S. Treasury 10-Year Note December Futures	96.000	11/21/2008	333	6	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	97.000	11/21/2008	300	5	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/21/2008	696	13	11
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	2,159	39	34
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/21/2008	383	7	6
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	665	12	11
Put - CBOT U.S. Treasury 30-Year Bond December Futures	94.000	11/21/2008	126	2	2

				$127	$99

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	172,500	$916	$946
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$114,300	653	916
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		71,400	761	527
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		56,300	565	1,368
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		23,400	250	173
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		139,700	1,402	3,395
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		246,900	2,895	3,800
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		49,500	509	365
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		116,900	1,325	863
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		783,600	8,120	6,084
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009		115,900	1,226	1,252
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		49,600	505	1,205
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		81,300	858	1,683

								$19,985	$22,577

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC EUR versus USD		$1.255	10/10/2008	EUR	654,100	$51	$312
Call - OTC EUR versus USD		1.367	05/19/2010		5,000	240	508
Put - OTC EUR versus USD		1.367	05/19/2010		5,000	240	360
Call - OTC EUR versus USD		1.375	05/21/2010		4,100	193	401
Put - OTC EUR versus USD		1.375	05/21/2010		4,100	193	310
Put - OTC GBP versus USD		1.495	10/08/2008	GBP	6,900	6	1
Put - OTC GBP versus USD		1.520	11/03/2008		8,000	1	5
Call - OTC USD versus JPY	JPY	125.000	10/15/2008		$95,000	10	20
Call - OTC USD versus JPY		121.000	11/05/2008		100,000	5	34
Call - OTC USD versus JPY		104.000	03/17/2010		6,000	287	253
Put - OTC USD versus JPY		104.000	03/17/2010		6,000	221	375

						$1,447	$2,579

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 10/01/2038	$107.000	10/07/2008	$170,000	$20	$0
Call - OTC Fannie Mae 6.000% due 11/01/2038	107.000	11/06/2008	50,000	6	0
Call - OTC Fannie Mae 6.000% due 12/01/2038	110.000	12/04/2008	9,000	1	0
Call - OTC Fannie Mae 6.500% due 11/01/2038	107.500	11/06/2008	118,800	14	0
Call - OTC Freddie Mac 6.000% due 12/01/2038	107.000	12/04/2008	1,700	0	0
Call - OTC U.S. Treasury Note 3.250% due 12/15/2009	103.938	10/10/2008	80,700	9	0
Call - OTC U.S. Treasury Note 4.125% due 05/15/2015	125.000	01/09/2009	5,500	1	1
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	118.000	10/10/2008	58,500	7	0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	119.000	01/09/2009	50,000	6	5
Call - OTC U.S. Treasury Note 4.250% due 11/15/2013	119.000	12/12/2008	58,800	7	2
Call - OTC U.S. Treasury Note 4.250% due 11/15/2014	124.000	01/09/2009	2,000	0	0
Call - OTC U.S. Treasury Note 4.500% due 03/15/2012	114.500	01/09/2009	2,400	0	0
Call - OTC U.S. Treasury Note 4.625% due 07/31/2012	116.000	10/17/2008	15,000	2	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	70.000	10/07/2008	12,000	1	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	73.000	10/07/2008	20,000	2	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	56,000	7	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	220,200	25	1
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	50,000	6	1
Put - OTC Fannie Mae 6.500% due 12/01/2038	90.000	12/04/2008	75,000	9	7
Put - OTC Freddie Mac 5.500% due 10/01/2038	78.000	10/07/2008	15,500	2	0

96	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Options on Securities (Cont.)
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Freddie Mac 5.500% due 12/01/2038	$75.000	12/04/2008	$25,000	$3	$0
Put - OTC Ginnie Mae 6.000% due 10/01/2038	83.000	10/15/2008	20,000	2	0
Put - OTC Ginnie Mae 6.000% due 10/01/2038	85.000	10/15/2008	114,000	13	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	76.000	11/12/2008	9,000	1	0
Put - OTC Ginnie Mae 6.500% due 10/01/2038	91.000	10/15/2008	18,000	2	1
Put - OTC Ginnie Mae 6.500% due 11/01/2038	72.000	11/12/2008	27,000	3	5
Put - OTC Ginnie Mae 6.500% due 12/01/2038	86.000	12/11/2008	117,000	14	30

				$163	$53

(k)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	9,200	$210	$18
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		36,100	480	875
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		36,100	480	127
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		55,900	822	753
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$35,000	514	703
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		3,600	79	80
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		13,700	344	281
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		13,300	435	371
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		18,300	495	1,096
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		23,500	309	978
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		23,500	424	178
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		7,800	257	217
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		45,500	1,233	2,726
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		82,700	2,782	3,627
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		16,500	545	460
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		340,700	8,173	8,014
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		39,000	1,312	1,087
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009		38,600	1,182	1,241
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		17,000	471	1,019
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		27,200	790	1,438

								$21,337	$25,289

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC EUR versus USD		$1.390	10/07/2008	EUR	15,672	$135	$156
Put - OTC GBP versus USD		1.710	10/10/2008	GBP	24,290	239	87
Call - OTC USD versus JPY	JPY	104.000	03/17/2010		$1,200	63	50
Put - OTC USD versus JPY		104.000	03/17/2010		1,200	63	75

						$500	$368

Options on Securities
Description		Strike Price	Expiration Date	Notional Amount		Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038		$96.922	10/24/2008		$63,000	$532	$141
Put - OTC Fannie Mae 5.500% due 11/01/2038		97.797	10/24/2008		27,000	181	99
Put - OTC Fannie Mae 5.500% due 11/01/2038		98.344	10/24/2008		10,000	63	0
Put - OTC Fannie Mae 6.000% due 11/01/2038		99.406	10/24/2008		34,000	197	66

						$973	$306

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	5,415	$994,300	AUD	50,600	EUR	93,900	GBP	15,200	$23,089
Sales	8,866	522,800		0		109,008		24,290	13,174
Closing Buys	(9,796)	(618,000)		(50,600)		(49,936)		(15,200)	(11,192)
Expirations	(4,485)	(16,800)		0		0		0	(2,261)
Exercised	0	0		0		0		0	0

Balance at 09/30/2008	0	$882,300	AUD	0	EUR	152,972	GBP	24,290	$22,810

See Accompanying Notes	Semiannual Report	September 30, 2008	97

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	3.277%	05/25/2037	03/26/2008	$1,104	$1,131	0.04%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	4,331	3,711	0.14%

				$5,435	$4,842	0.18%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$7,000	$6,887	$6,973
Fannie Mae	5.500%	11/01/2038	22,000	21,543	21,873
Fannie Mae	6.000%	10/01/2038	21,000	21,229	21,253
Fannie Mae	6.500%	10/01/2038	7,600	7,778	7,789
Freddie Mac	6.000%	10/01/2038	1,700	1,717	1,719
U.S. Treasury Bonds	5.000%	05/15/2037	10,500	11,847	11,860
U.S. Treasury Bonds	6.250%	08/15/2023	1,900	2,336	2,296
U.S. Treasury Notes	2.500%	03/31/2013	6,000	5,892	5,910
U.S. Treasury Notes	3.000%	02/15/2009	100	100	101
U.S. Treasury Notes	3.250%	12/31/2009	80,700	81,965	82,781
U.S. Treasury Notes	3.500%	02/15/2018	6,740	6,569	6,644
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,823	5,893
U.S. Treasury Notes	4.250%	08/15/2013	108,500	114,627	115,958
U.S. Treasury Notes	4.250%	11/15/2013	58,850	62,069	63,523
U.S. Treasury Notes	4.500%	03/31/2012	2,400	2,550	2,559
U.S. Treasury Notes	5.125%	05/15/2016	11,800	13,062	13,222

				$365,994	$370,354

(6)	Market value includes $2,923 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	38,915	04/2009	$0	$(200)	$(200)
Buy	AUD	BCLY	25,006	10/2008	0	(359)	(359)
Buy		DUB	4,230	10/2008	0	(26)	(26)
Buy		UBS	11,853	10/2008	0	(77)	(77)
Sell		UBS	68,712	10/2008	4,732	0	4,732
Buy	BRL	BCLY	8,680	10/2008	0	(93)	(93)
Sell		BCLY	8,680	10/2008	251	0	251
Buy		BCLY	8,680	12/2008	0	(252)	(252)
Sell		CITI	2,468	12/2008	78	0	78
Buy		HSBC	6,043	12/2008	0	(31)	(31)
Sell		HSBC	21,221	12/2008	365	0	365
Buy		JPM	5,711	12/2008	0	(30)	(30)
Sell		JPM	14,172	12/2008	279	0	279
Buy		MSC	73,399	12/2008	0	(2,558)	(2,558)
Sell		MSC	32,877	12/2008	1,048	0	1,048
Buy		RBC	404	12/2008	0	(9)	(9)
Sell		UBS	23,498	12/2008	554	0	554
Sell		RBC	404	06/2009	10	0	10
Buy	CAD	RBC	25,000	10/2008	0	(666)	(666)
Sell		RBC	15,321	10/2008	162	0	162
Buy	CLP	MSC	479,200	12/2008	0	(125)	(125)
Buy	CNY	BCLY	58,031	11/2008	0	(98)	(98)
Buy		BCLY	93,858	05/2009	0	(841)	(841)
Buy		CITI	139,089	05/2009	0	(1,226)	(1,226)
Buy		HSBC	32,333	05/2009	0	(215)	(215)
Sell		HSBC	45,843	05/2009	157	0	157
Buy		JPM	60,488	05/2009	0	(486)	(486)
Buy		MSC	28,011	05/2009	0	(231)	(231)
Buy		BCLY	4,341	07/2009	0	(50)	(50)
Buy		DUB	65,957	07/2009	0	(729)	(729)
Buy		HSBC	20,656	07/2009	0	(227)	(227)
Buy		JPM	27,196	07/2009	0	(299)	(299)
Buy		BCLY	27,062	05/2010	0	(477)	(477)
Buy		MLP	30,492	05/2010	0	(521)	(521)
Buy	DKK	RBS	75,529	10/2008	0	(339)	(339)
Sell		MSC	13,791	12/2008	52	0	52
Buy	EUR	BCLY	624	10/2008	0	(35)	(35)

98	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BCLY	5,708	10/2008	$396	$0	$396
Sell		BOA	25,228	10/2008	1,516	0	1,516
Buy		CITI	717,243	10/2008	2,336	0	2,336
Sell		CITI	717,243	10/2008	0	(2,825)	(2,825)
Buy		UBS	758,890	10/2008	0	(42,316)	(42,316)
Sell		UBS	3,639	10/2008	213	0	213
Sell		HSBC	8,273	11/2008	94	0	94
Sell	GBP	CITI	10,079	10/2008	367	0	367
Buy		HSBC	3,540	10/2008	0	(256)	(256)
Sell		JPM	3,022	10/2008	91	0	91
Buy		MSC	1,060	10/2008	0	(75)	(75)
Buy		UBS	665	10/2008	0	(53)	(53)
Sell		UBS	9,854	10/2008	780	0	780
Buy		UBS	111,070	11/2008	0	(3,830)	(3,830)
Buy	INR	BCLY	148,005	11/2008	0	(308)	(308)
Sell		BCLY	150,605	11/2008	185	0	185
Buy		DUB	97,674	11/2008	0	(326)	(326)
Sell		DUB	163,467	11/2008	210	0	210
Buy		HSBC	247,598	11/2008	0	(834)	(834)
Buy		JPM	392,557	11/2008	0	(1,234)	(1,234)
Sell		JPM	490,310	11/2008	660	0	660
Buy	JPY	BCLY	112,559,000	10/2008	0	(1,427)	(1,427)
Sell		BOA	1,212,000	10/2008	0	(67)	(67)
Sell		CITI	527,489	10/2008	1	0	1
Sell		CSFB	118,395	10/2008	0	(8)	(8)
Buy		DUB	201,951,000	10/2008	36,015	0	36,015
Sell		HSBC	2,346,631	10/2008	285	0	285
Sell		MSC	102,484,000	10/2008	0	(26,004)	(26,004)
Sell		UBS	6,456,369	10/2008	554	0	554
Buy		BCLY	8,570,162	11/2008	0	(154)	(154)
Sell		BCLY	112,559,000	11/2008	2,028	0	2,028
Sell	KRW	MLP	346,392	11/2008	18	0	18
Sell		BCLY	831,198	02/2009	97	0	97
Buy		MLP	1,034,959	02/2009	0	(150)	(150)
Buy	MXN	BCLY	340	11/2008	0	(2)	(2)
Sell		CITI	2,744	11/2008	8	0	8
Buy		HSBC	224	11/2008	0	(1)	(1)
Buy		JPM	224	11/2008	0	(1)	(1)
Buy		RBC	1,956	11/2008	0	(7)	(7)
Buy		CITI	2,744	05/2009	0	(7)	(7)
Buy	MYR	BCLY	42,848	11/2008	0	(1,206)	(1,206)
Sell		BCLY	47,258	11/2008	190	(35)	155
Buy		CITI	67,270	11/2008	0	(1,941)	(1,941)
Buy		DUB	73,211	11/2008	0	(2,134)	(2,134)
Sell		HSBC	26,414	11/2008	25	0	25
Sell		JPM	25,044	11/2008	186	0	186
Sell		MLP	19,025	11/2008	0	(25)	(25)
Sell	NZD	BCLY	384	10/2008	12	0	12
Buy	PHP	HSBC	91,000	11/2008	0	(126)	(126)
Buy		JPM	90,700	11/2008	0	(110)	(110)
Buy		BCLY	21,000	02/2009	0	(22)	(22)
Buy		DUB	10,200	02/2009	0	(14)	(14)
Buy		HSBC	25,310	02/2009	0	(28)	(28)
Buy		JPM	35,580	02/2009	0	(28)	(28)
Buy		MLP	8,000	02/2009	0	(11)	(11)
Buy		MSC	28,300	02/2009	0	(32)	(32)
Buy		RBS	7,800	02/2009	0	(10)	(10)
Buy		LEH	5,300	12/2010	0	(6)	(6)
Sell		LEH	5,300	12/2010	0	(3)	(3)
Buy	PLN	HSBC	390	05/2009	0	(13)	(13)
Sell	RUB	DUB	447,293	11/2008	711	0	711
Buy		HSBC	173,136	11/2008	0	(244)	(244)
Sell		JPM	41,042	11/2008	78	0	78
Buy		UBS	332,538	05/2009	0	(1,048)	(1,048)
Buy	SAR	JPM	32,653	04/2009	0	(132)	(132)
Sell	SEK	RBS	230,180	10/2008	1,496	0	1,496
Buy	SGD	BCLY	129	10/2008	0	(4)	(4)
Buy		CSFB	574	10/2008	0	(18)	(18)
Buy		DUB	330	10/2008	0	(12)	(12)
Buy		JPM	2,120	10/2008	0	(72)	(72)
Buy		UBS	620	10/2008	0	(19)	(19)
Sell		UBS	3,773	10/2008	10	0	10
Buy		BCLY	1,001	11/2008	0	(33)	(33)
Sell		BCLY	15,291	11/2008	21	0	21
Buy		BOA	489	11/2008	0	(19)	(19)

See Accompanying Notes	Semiannual Report	September 30, 2008	99

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	CITI	1,798	11/2008	$0	$(26)	$(26)
Sell		DUB	6,002	11/2008	62	0	62
Buy		HSBC	2,405	11/2008	0	(94)	(94)
Buy		JPM	11,305	11/2008	0	(218)	(218)
Buy		UBS	4,262	11/2008	0	(31)	(31)
Buy	TWD	BCLY	33,004	02/2009	0	(49)	(49)
Buy		DUB	14,700	02/2009	0	(23)	(23)
Sell		HSBC	82,171	02/2009	83	0	83
Buy		MLP	23,500	02/2009	0	(32)	(32)
Buy		MSC	14,800	02/2009	0	(23)	(23)
Buy		UBS	7,500	02/2009	0	(12)	(12)
Buy	ZAR	UBS	8,983	12/2008	1	0	1
Sell		UBS	8,909	12/2008	36	0	36

					$56,453	$(97,938)	$(41,485)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$4,817,941	$54,623	$4,872,564
Short Sales, at value	0	(367,431)	0	(367,431)
Other Financial Instruments ++	(7,192)	(37,544)	(4,530)	(49,266)

Total	$(7,192)	$4,412,966	$50,093	$4,455,867

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$50,254	$54,853	$63	$30	$(29,920)	$(20,657)	$54,623
Other Financial Instruments ++	(789)	0	0	0	(2,451)	(1,290)	(4,530)

Total	$49,465	$54,853	$63	$30	$(32,371)	$(21,947)	$50,093

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

100	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%

Mizuho Finance Aruba AEC
2.580% due 12/31/2049	JPY	500,000	$4,749

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,896

Total Aruba (Cost $6,101)			6,645

AUSTRALIA 2.0%

Medallion Trust
2.941% due 05/25/2035		$2,798	2,646

National Australia Bank Ltd.
3.252% due 06/19/2017		500	446
3.999% due 06/29/2016		5,600	5,090

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	2,657

Puma Finance Ltd.
2.881% due 02/21/2038		$4,671	4,432
7.510% due 07/12/2036	AUD	2,326	1,812
7.520% due 08/22/2037		4,878	3,716

Queensland Treasury Corp.
6.000% due 06/14/2011		30,000	23,839

Seven Media Group
9.485% due 02/07/2013		6,095	4,191
10.447% due 02/07/2013		191	131
10.510% due 02/07/2013		1,524	1,048

Superannuation Members Home Loans Global Fund
2.954% due 03/09/2036		$7,933	7,551

Torrens Trust
7.873% due 10/19/2038	AUD	12,003	9,309

Total Australia (Cost $73,866)			66,868

CANADA 3.6%

Agrium, Inc.
6.750% due 01/15/2019		$5,000	4,909

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	17,362

Canada Housing Trust No. 1
3.550% due 09/15/2013		14,500	13,429
4.550% due 12/15/2012		33,200	32,120

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,633

Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	5,911

Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,545

Province of Ontario Canada
4.700% due 06/02/2037		10,300	9,177
6.200% due 06/02/2031		2,200	2,344

Province of Quebec Canada
5.000% due 12/01/2038		9,900	9,015
5.750% due 12/01/2036		2,600	2,620

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	1,946

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	3,900	5,130

Total Canada (Cost $124,173)			119,141

CAYMAN ISLANDS 1.5%

Foundation Re II Ltd.
9.557% due 11/26/2010		$1,650	1,640

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Green Valley Ltd.
8.562% due 01/10/2011	EUR	2,400	$3,370

Longpoint Re Ltd.
8.069% due 05/08/2010		$2,900	2,951

Mizuho Finance Cayman Ltd.
1.835% due 09/28/2049	JPY	400,000	3,761
2.394% due 12/31/2049		300,000	2,844

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$4,300	3,698

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	8,105

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	3,057

Mystic Re Ltd.
9.111% due 12/05/2008		$750	750

Pylon Ltd.
8.869% due 12/29/2008	EUR	1,350	1,887

Residential Reinsurance 2007 Ltd.
10.561% due 06/07/2010		$6,300	6,332

SHL Corp. Ltd.
1.600% due 12/25/2024	JPY	3,063	28

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	4,314

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,812

Vita Capital III Ltd.
3.891% due 01/01/2011		$4,000	3,874

Total Cayman Islands (Cost $54,840)			49,423

DENMARK 0.6%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	721	136

Nykredit Realkredit A/S
5.000% due 10/01/2038		11,995	2,014
6.000% due 10/01/2029		1,322	251

Realkredit Danmark A/S
5.000% due 10/01/2038		97,839	16,805

Total Denmark (Cost $19,141)			19,206

FRANCE 2.4%

AUTO Asset-Backed Securities
5.073% due 02/25/2019	EUR	300	407

AXA S.A.
3.750% due 01/01/2017		828	1,329

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		5,500	7,640

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,500	5,979

CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	7,346

Credit Agricole S.A.
2.809% due 05/28/2009		$2,700	2,689
6.637% due 05/29/2049		6,400	4,319

France Government Bond
4.000% due 04/25/2009	EUR	5,000	7,056
4.000% due 10/25/2038		4,400	5,470
4.000% due 04/25/2055		1,100	1,339
4.750% due 04/25/2035		2,200	3,092
5.750% due 10/25/2032		11,100	17,753
6.000% due 10/25/2025		3,400	5,515

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Societe Generale
5.922% due 04/29/2049		$2,000	$1,643

Vivendi
5.750% due 04/04/2013		7,000	6,850

Total France (Cost $85,918)			78,427

GERMANY 12.1%

Deutsche Bank AG
4.875% due 05/20/2013		$6,100	5,833
5.375% due 10/12/2012		6,200	5,979
6.000% due 09/01/2017		5,700	5,394

Driver One GmbH
4.683% due 10/21/2015	EUR	100	136

Republic of Germany
3.750% due 01/04/2017		11,300	15,646
4.000% due 01/04/2037		3,900	4,973
4.250% due 07/04/2039		6,600	8,767
4.750% due 07/04/2034		7,300	10,425
5.500% due 01/04/2031		26,450	41,364
5.625% due 01/04/2028		26,770	42,248
6.250% due 01/04/2024		25,400	42,442
6.250% due 01/04/2030		27,112	46,032
6.500% due 07/04/2027		95,560	165,587

Total Germany (Cost $403,983)			394,826

ICELAND 0.1%

Glitnir Banki HF
3.255% due 01/18/2012		$3,700	2,818

Landsbanki Islands HF
3.511% due 08/25/2009		2,400	2,072

Total Iceland (Cost $6,116)			4,890

IRELAND 1.0%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,000	2,831

Celtic Residential Irish Mortgage Securitisation
4.745% due 06/13/2035		1,252	1,601

Immeo Residential Finance PLC
5.118% due 12/15/2016		4,341	5,439

Ireland Government Bond
4.400% due 06/18/2019		11,300	15,514

Osiris Capital PLC
7.791% due 01/15/2010		$1,000	1,006

SC Germany Auto
4.585% due 08/11/2015	EUR	3,466	4,820

Total Ireland (Cost $34,086)			31,211

ITALY 0.6%

IntesaBci Sec 2 SRL
5.245% due 08/28/2023	EUR	4,247	5,811

Italy Buoni Poliennali Del Tesoro
4.250% due 04/15/2013		5,000	6,973
4.250% due 02/01/2015		1,800	2,497

Locat Securitisation Vehicle SRL
5.119% due 12/12/2028		100	132

Siena Mortgages SpA
5.188% due 12/16/2038		987	1,339

See Accompanying Notes	Semiannual Report	September 30, 2008	101

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vela Home SRL
5.241% due 10/24/2027	EUR	2,168	$2,986

Total Italy (Cost $20,504)			19,738

JAPAN 29.4%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015		300	397

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,296

Japan Government Bond
0.900% due 12/20/2012	JPY	3,420,000	32,037
1.100% due 09/20/2012		17,450,000	165,006
1.200% due 03/20/2012		5,690,000	53,996
1.500% due 12/20/2017		15,960,000	151,721
1.800% due 06/20/2017		8,990,000	87,717
2.300% due 06/20/2035		7,380,000	69,404
2.400% due 03/20/2034		2,470,000	23,725
2.500% due 09/20/2035		3,150,000	30,854
2.500% due 09/20/2036		2,150,000	21,017
2.500% due 09/20/2037		1,940,000	19,009

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,105,920	9,774
1.000% due 06/10/2016		3,549,960	31,674
1.100% due 12/10/2016		6,199,880	55,488
1.200% due 03/10/2017		51,100	460
1.200% due 06/10/2017		10,391,740	93,056
1.200% due 12/10/2017		4,809,670	42,957
1.400% due 06/10/2018		5,273,040	47,767

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	4,196

Sumitomo Mitsui Banking Corp.
1.718% due 12/31/2049	JPY	400,000	3,765
1.762% due 12/31/2049		100,000	942
1.844% due 12/01/2049		600,000	5,669
5.625% due 07/29/2049		$1,300	1,039

Total Japan (Cost $945,404)			958,966

JERSEY, CHANNEL ISLANDS 0.1%

Haus Ltd.
4.815% due 12/10/2037	EUR	980	1,356

Lloyds TSB Capital
7.375% due 12/29/2049		500	607

Total Jersey, Channel Islands (Cost $1,393)			1,963

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,683

Total Liberia (Cost $1,750)			1,683

LUXEMBOURG 0.5%

Covidien International Finance S.A.
6.000% due 10/15/2017		$4,100	4,055

Silver Arrow S.A.
4.585% due 08/15/2014	EUR	289	405

Tyco Electronics Group S.A.
6.550% due 10/01/2017		$13,000	12,522

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008		900	900

Total Luxembourg (Cost $18,844)			17,882

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEXICO 0.1%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$3,200	$2,971

Total Mexico (Cost $3,200)			2,971

NETHERLANDS 1.7%

Atomium Mortgage Finance BV
5.216% due 07/01/2034	EUR	376	528

Beluga Master Issuer BV
5.052% due 10/28/2096		100	138

Delphinus BV
5.243% due 04/25/2093		1,500	2,089

Deutsche Telekom International Finance BV
6.750% due 08/20/2018		$12,500	11,598
8.750% due 06/15/2030		1,900	1,838

Dutch Mortgage Portfolio Loans BV
5.213% due 11/20/2035	EUR	850	1,159

Dutch Mortgage-Backed Securities BV
5.208% due 11/02/2035		89	125
5.227% due 10/02/2079		2,259	3,137

Generali Finance BV
5.479% due 02/28/2049		2,300	2,300

Holland Euro-Denominated Mortgage-Backed Series
5.227% due 04/18/2012		504	707

Netherlands Government Bond
4.000% due 01/15/2037		1,000	1,252

Rabobank Nederland NV
3.209% due 05/19/2010		$26,900	26,838

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009		4,400	4,396

Total Netherlands (Cost $57,588)			56,105

NETHERLANDS ANTILLES 0.1%

BTMU Curacao Holdings
1.470% due 12/31/2049	JPY	200,000	1,885

Total Netherlands Antilles (Cost $1,703)			1,885

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$11,600	11,526

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	1,823

Total New Zealand (Cost $12,829)			13,349

NORWAY 0.3%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	6,100	8,494

Total Norway (Cost $9,386)			8,494

RUSSIA 0.4%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	746
7.343% due 04/11/2013		$3,100	2,821
8.146% due 04/11/2018		3,700	3,256

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		4,034	3,812

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

VTB Capital S.A.
6.875% due 12/11/2008		$1,400	$1,392

Total Russia (Cost $13,079)			12,027

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	5,561

Total South Korea (Cost $6,466)			5,561

SPAIN 1.0%

Bankinter S.A.
5.000% due 05/14/2010	EUR	17,000	23,703

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$6,700	6,252

Spain Government Bond
4.200% due 07/30/2013	EUR	600	842
4.200% due 01/31/2037		2,300	2,860

Total Spain (Cost $37,020)			33,657

SUPRANATIONAL 0.0%

European Investment Bank
6.250% due 04/15/2014	GBP	500	944

Total Supranational (Cost $1,054)			944

SWEDEN 1.7%

Stadshypotek AB
6.000% due 06/15/2011	SEK	10,000	1,487

Swedbank Hypotek AB
4.000% due 06/15/2011		396,000	54,816

Total Sweden (Cost $58,854)			56,303

SWITZERLAND 1.8%

Credit Suisse New York
5.000% due 05/15/2013		$23,800	22,077

UBS AG
3.714% due 05/05/2010		16,200	16,138
3.982% due 06/19/2010		10,400	10,382
5.875% due 12/20/2017		6,000	5,337
7.152% due 12/29/2049	EUR	4,100	3,803

Total Switzerland (Cost $62,375)			57,737

TUNISIA 0.2%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,203

Total Tunisia (Cost $5,567)			5,203

UNITED KINGDOM 4.8%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	11,200	14,351

Barclays Bank PLC
6.050% due 12/04/2017		$19,650	18,307
7.434% due 09/29/2049		3,300	2,690
7.700% due 04/29/2049		5,500	4,847

Bauhaus Securities Ltd.
5.282% due 10/30/2052	EUR	1,785	2,441

102	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HBOS PLC
5.920% due 09/29/2049		$14,000	$8,263
6.750% due 05/21/2018		7,100	5,959

HSBC Holdings PLC
6.500% due 05/02/2036		12,400	10,276

National Grid PLC
4.980% due 06/22/2011 (l)	CAD	4,900	4,618

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		$2,500	2,505

Permanent Financing PLC
5.089% due 09/10/2032	EUR	100	134

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		4,300	3,915

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,321

TI Group PLC
7.875% due 07/12/2010	GBP	7,000	12,745

United Kingdom Gilt
4.250% due 06/07/2032		18,200	30,542
4.500% due 12/07/2042		3,500	6,193
8.000% due 09/27/2013		14,100	29,229

Total United Kingdom (Cost $175,985)			158,336

UNITED STATES 90.7%

ASSET-BACKED SECURITIES 5.1%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$4,156	3,958

ACE Securities Corp.
3.257% due 07/25/2036		31	30
3.257% due 08/25/2036		20	19

AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009		2,330	2,318

Amortizing Residential Collateral Trust
3.497% due 07/25/2032		37	26

Amresco Residential Securities Mortgage Loan Trust
4.147% due 06/25/2029		221	198

BA Credit Card Trust
2.688% due 01/15/2013		300	292
3.068% due 04/15/2013		600	587
3.688% due 12/16/2013		8,200	8,060

Bank One Issuance Trust
3.450% due 10/17/2011		100	100

Bear Stearns Asset-Backed Securities Trust
3.277% due 12/25/2036		108	99
3.287% due 10/25/2036		92	78
3.607% due 10/27/2032		159	130
3.867% due 10/25/2032		89	79
4.207% due 08/25/2037		178	145

Carrington Mortgage Loan Trust
3.257% due 01/25/2037		85	81

Chase Issuance Trust
2.478% due 07/15/2011		200	199
2.488% due 04/16/2012		300	293
2.498% due 02/15/2011		5,000	4,991
2.508% due 03/15/2013		5,000	4,821
2.738% due 09/15/2011		300	297
4.319% due 09/15/2015		26,700	26,633

Citibank Credit Card Issuance Trust
2.801% due 05/21/2012		100	97

Citibank Omni Master Trust
4.188% due 03/20/2013		16,600	16,567

Citicorp Residential Mortgage Securities, Inc.
3.297% due 03/25/2037		4,026	3,937

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	$486	$450
6.681% due 12/01/2033	418	401

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	16	16
3.257% due 06/25/2037	99	96
3.267% due 09/25/2046	19	19
3.287% due 06/25/2037	104	100
3.307% due 09/25/2047	8,009	7,557
3.317% due 10/25/2046	117	114
3.387% due 09/25/2036	140	129
3.547% due 12/25/2036	1,273	915

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	101	97

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	83	68

First Alliance Mortgage Loan Trust
3.418% due 12/20/2027	16	12

First Franklin Mortgage Loan Asset-Backed Certificates
3.237% due 07/25/2036	6	6
3.277% due 12/25/2037	86	83

Ford Credit Auto Owner Trust
2.776% due 06/15/2009	10,195	10,181
3.388% due 01/15/2011	14,100	13,953
3.908% due 06/15/2012	9,500	9,259

Fremont Home Loan Trust
3.257% due 10/25/2036	74	71
3.267% due 01/25/2037	111	105
3.317% due 02/25/2036	178	170

JPMorgan Mortgage Acquisition Corp.
3.257% due 10/25/2036	96	91
3.317% due 08/25/2036	200	139

Lehman XS Trust
3.287% due 08/25/2046	63	62

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	12	10

MBNA Master Credit Card Trust
5.900% due 08/15/2011	100	101

Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037	61	58
3.257% due 05/25/2037	41	41
3.267% due 04/25/2037	20	20
3.277% due 08/25/2036	34	33

Mesa Trust Asset-Backed Certificates
3.607% due 12/25/2031	362	302

Nationstar Home Equity Loan Trust
3.327% due 04/25/2037	62	60

Nelnet Student Loan Trust
3.330% due 04/27/2015	100	100

New Century Home Equity Loan Trust
3.277% due 08/25/2036	12	12

Residential Asset Mortgage Products, Inc.
3.277% due 02/25/2037	89	84
3.767% due 06/25/2032	10	8

Residential Asset Securities Corp.
3.277% due 02/25/2037	106	100
3.707% due 07/25/2032	244	193

Securitized Asset-Backed Receivables LLC Trust
3.337% due 05/25/2037	137	120

SLC Student Loan Trust
2.784% due 02/15/2015	225	224
3.269% due 06/15/2017	100	97

SLM Student Loan Trust
2.780% due 04/25/2014	157	156
2.790% due 07/25/2013	85	85

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.790% due 10/27/2014		$2,866	$2,838
2.800% due 10/25/2013		292	291
2.800% due 07/25/2017		200	190
3.019% due 12/17/2018		26	25
3.364% due 10/25/2017		9,100	8,841
3.600% due 10/25/2013		100	100
4.173% due 04/25/2023		31,200	31,317

Soundview Home Equity Loan Trust
3.287% due 01/25/2037		60	59

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		55	54
3.437% due 10/25/2035		2,742	2,656

			166,304

BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.820% due 08/03/2012		18,315	12,440

Ford Motor Co.
5.490% due 12/16/2013		2,161	1,430

Georgia-Pacific Corp.
4.219% due 12/20/2012		289	256
4.551% due 12/20/2012		351	311
4.567% due 12/20/2012		4,048	3,587

HCA, Inc.
6.012% due 11/18/2013		4,728	4,158

MGM Mirage
3.409% due 10/03/2011		200	179
3.418% due 10/03/2011		100	90
3.437% due 10/03/2011		120	108
3.671% due 10/03/2011		300	259
3.737% due 10/03/2011		100	86
3.805% due 10/03/2011		80	57
4.010% due 10/03/2011		100	86

NRG Energy, Inc.
5.262% due 02/01/2013		943	833

Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014		283	240
6.302% due 10/10/2014		2,672	2,264
7.262% due 10/10/2014		30	25

			26,409

CORPORATE BONDS & NOTES 23.9%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,376

Allstate Life Global Funding II
3.461% due 05/21/2010		19,300	19,206

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,700	5,508

American Express Bank FSB
2.637% due 06/12/2012		3,400	3,068
3.489% due 04/26/2010		13,300	12,348
5.500% due 04/16/2013		5,700	5,222

American Express Co.
7.000% due 03/19/2018		13,900	12,288

American Express Credit Corp.
5.109% due 05/27/2010		200	188
5.875% due 05/02/2013		4,500	4,151

American International Group, Inc.
2.895% due 10/18/2011		5,000	2,970
4.875% due 03/15/2067	EUR	5,500	1,355
5.850% due 01/16/2018		$6,400	3,217
8.000% due 05/22/2038	EUR	15,600	4,173
8.175% due 05/15/2058		$14,900	2,387
8.250% due 08/15/2018		3,400	1,978

Amgen, Inc.
2.889% due 11/28/2008		1,350	1,346

See Accompanying Notes	Semiannual Report	September 30, 2008	103

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Anadarko Petroleum Corp.
6.125% due 03/15/2012		$2,600	$2,640

AT&T, Inc.
3.014% due 11/14/2008		500	499
5.500% due 02/01/2018		16,200	14,442
6.300% due 01/15/2038		11,100	9,197

AutoZone, Inc.
5.875% due 10/15/2012		2,000	1,966
6.500% due 01/15/2014		1,000	990

Avnet, Inc.
6.625% due 09/15/2016		1,700	1,658

Bank of America Corp.
2.918% due 11/06/2009		7,500	7,335
4.750% due 05/23/2017	EUR	12,700	15,958
5.650% due 05/01/2018		$5,000	4,219
8.125% due 12/29/2049		12,600	10,196

Bank of America N.A.
3.404% due 05/12/2010		5,400	5,332

Bear Stearns Cos. LLC
6.950% due 08/10/2012		13,600	13,750
7.250% due 02/01/2018		7,000	6,748

BellSouth Corp.
5.200% due 09/15/2014		3,000	2,816

Black & Decker Corp.
5.750% due 11/15/2016		3,000	2,726

Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,106

Brunswick Corp.
9.750% due 08/15/2013		3,000	3,068

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,669	2,561

Cardinal Health, Inc.
6.000% due 06/15/2017		5,000	4,692

Charter One Bank N.A.
2.845% due 04/24/2009		13,550	13,522

CIT Group, Inc.
2.927% due 08/17/2009		7,800	6,277

Citigroup Capital XXI
8.300% due 12/21/2077		18,600	13,863

Citigroup Funding, Inc.
3.852% due 05/07/2010		7,200	6,793

Citigroup, Inc.
5.500% due 04/11/2013		10,200	8,912
6.000% due 08/15/2017		7,000	5,940
6.125% due 05/15/2018		21,000	17,418
8.400% due 04/29/2049		3,500	2,387

CNA Financial Corp.
5.850% due 12/15/2014		3,000	2,810
6.000% due 08/15/2011		3,600	3,595

Computer Sciences Corp.
6.500% due 03/15/2018		6,000	5,773

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		2,500	2,376

Constellation Energy Group, Inc.
7.000% due 04/01/2012		5,300	5,356

Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,444

CSX Corp.
6.750% due 03/15/2011		2,500	2,557

CVS Caremark Corp.
5.750% due 08/15/2011		900	915

Daimler Finance North America LLC
3.169% due 03/13/2009		6,600	6,576
4.875% due 06/15/2010		1,000	996
5.750% due 09/08/2011		1,500	1,484

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Dominion Resources, Inc.
5.600% due 11/15/2016		$2,000	$1,857

Duke Energy Carolinas LLC
6.050% due 04/15/2038		2,800	2,536

EchoStar DBS Corp.
5.750% due 10/01/2008		410	410
6.375% due 10/01/2011		400	369

Exelon Corp.
6.750% due 05/01/2011		900	907

FirstEnergy Corp.
6.450% due 11/15/2011		6,500	6,535

Fortune Brands, Inc.
5.375% due 01/15/2016		7,400	6,730

GATX Financial Corp.
5.125% due 04/15/2010		500	504

General Electric Capital Corp.
3.712% due 05/22/2013		7,100	6,783
4.625% due 09/15/2066	EUR	700	594
5.875% due 01/14/2038		$2,000	1,475
6.375% due 11/15/2067		7,900	6,399

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	520,000	4,538

GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013		$12,200	11,989

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	2,105

Goldman Sachs Group, Inc.
3.654% due 03/22/2016		$2,900	1,730
5.375% due 02/15/2013	EUR	2,000	2,350
6.150% due 04/01/2018		$4,500	3,748
6.250% due 09/01/2017		700	587
6.750% due 10/01/2037		3,300	2,204

HCP, Inc.
5.650% due 12/15/2013		6,000	5,289
5.950% due 09/15/2011		1,000	946

Home Depot, Inc.
5.250% due 12/16/2013		4,000	3,688

Humana, Inc.
6.300% due 08/01/2018		6,300	5,578

International Business Machines Corp.
3.375% due 07/28/2011		2,900	2,899

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,149
5.400% due 02/15/2012		2,700	2,004
6.625% due 11/15/2013		7,000	4,295

International Paper Co.
7.950% due 06/15/2018		3,000	2,953

JPMorgan & Co., Inc. CPI Linked Bond
3.574% due 02/15/2012		4,670	4,670

JPMorgan Chase & Co.
2.537% due 05/07/2010		8,900	8,806
6.000% due 01/15/2018		10,000	9,134

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,500	2,542
6.000% due 10/01/2017		$7,400	6,794

JPMorgan Chase Capital XX
6.550% due 09/29/2036		4,800	3,531

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,175

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		3,000	2,677
6.950% due 01/15/2038		9,000	7,718

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		15,400	2,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.625% due 01/24/2013 (a)	$6,800	$884
6.875% due 05/02/2018 (a)	7,000	910

Lennar Corp.
5.950% due 10/17/2011	900	734

Loews Corp.
5.250% due 03/15/2016	1,200	1,157

Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009	900	880
5.875% due 01/15/2013	4,000	3,628

Marriott International, Inc.
6.375% due 06/15/2017	4,300	3,884

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	2,200	2,147

Masco Corp.
5.875% due 07/15/2012	1,000	956

Merrill Lynch & Co., Inc.
2.894% due 08/14/2009	3,800	3,666
3.310% due 03/23/2010	5,600	5,267
5.054% due 05/12/2010	22,200	21,423
6.875% due 04/25/2018	14,900	13,205

Metropolitan Life Global Funding I
5.125% due 04/10/2013	4,300	4,181

Morgan Stanley
2.852% due 05/07/2009	6,400	5,550
3.271% due 10/15/2015	5,100	2,786
4.904% due 05/14/2010	10,000	7,304
6.000% due 04/28/2015	42,500	28,953
6.250% due 08/28/2017	1,300	807
6.625% due 04/01/2018	12,100	8,020

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	1,910

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	6,400	6,403

Newell Rubbermaid, Inc.
5.500% due 04/15/2013	5,000	4,764

NGPL Pipe Co. LLC
7.768% due 12/15/2037	6,600	6,475

NiSource Finance Corp.
5.400% due 07/15/2014	1,200	1,102
6.400% due 03/15/2018	4,000	3,591

Omnicom Group, Inc.
5.900% due 04/15/2016	1,000	987

Pricoa Global Funding I
3.613% due 06/04/2010	28,300	28,172

Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,000	4,989

Prudential Financial, Inc.
6.625% due 12/01/2037	7,000	5,881

Qwest Communications International, Inc.
6.304% due 02/15/2009	200	198

Rabobank Capital Funding Trust
5.254% due 12/29/2049	3,900	3,365

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	1,200	1,176

Reynolds American, Inc.
3.519% due 06/15/2011	800	762
6.750% due 06/15/2017	700	655

Ryder System, Inc.
3.500% due 03/15/2009	900	896
6.000% due 03/01/2013	5,000	4,777

Sealed Air Corp.
5.625% due 07/15/2013	6,900	6,783

Sempra Energy
6.150% due 06/15/2018	8,000	7,388

104	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Simon Property Group LP
5.250% due 12/01/2016		$7,000	$5,980
5.625% due 08/15/2014		3,000	2,765

SLM Corp.
8.450% due 06/15/2018		7,000	4,765

Southwest Airlines Co.
6.500% due 03/01/2012		500	496

Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	4,628

Sprint Capital Corp.
8.750% due 03/15/2032		800	625

SUPERVALU, Inc.
7.500% due 11/15/2014		400	390

Time Warner, Inc.
3.034% due 11/13/2009		3,400	3,265

Travelers Cos., Inc.
5.750% due 12/15/2017		7,410	6,885

Tyco International Ltd.
7.000% due 12/15/2019		7,000	6,757

U.S. Bancorp
3.739% due 04/28/2009		8,200	8,156

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,446

UnitedHealth Group, Inc.
6.000% due 02/15/2018		$14,700	13,321
6.875% due 02/15/2038		1,800	1,586

Verizon Communications, Inc.
6.100% due 04/15/2018		2,000	1,849
6.400% due 02/15/2038		15,000	12,525

Viacom, Inc.
5.750% due 04/30/2011		6,100	5,929
6.250% due 04/30/2016		6,500	5,859

Wachovia Corp.
5.300% due 10/15/2011		3,500	2,924
5.500% due 05/01/2013		15,000	12,422

WEA Finance LLC
7.125% due 04/15/2018		7,000	6,299

Wells Fargo & Co.
4.375% due 01/31/2013		5,600	5,153

Wells Fargo Capital XIII
7.700% due 12/29/2049		7,200	6,283

Xerox Corp.
9.750% due 01/15/2009		2,600	2,643

			779,441

MORTGAGE-BACKED SECURITIES 9.4%

Adjustable Rate Mortgage Trust
5.139% due 09/25/2035		703	559

American Home Mortgage Assets
3.417% due 10/25/2046		2,254	879
3.437% due 09/25/2046		752	294
3.555% due 02/25/2047		9,071	4,562
3.775% due 11/25/2046		13,546	6,820

Banc of America Funding Corp.
6.129% due 01/20/2047		893	606

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		4,339	3,933

BCAP LLC Trust
3.377% due 01/25/2037		10,983	6,780

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		13,409	12,607
4.150% due 08/25/2035		5,959	5,222
4.417% due 05/25/2034		1,500	1,384
4.476% due 02/25/2034		140	114

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.550% due 08/25/2035	$4,670	$4,466
4.630% due 05/25/2034	784	753
4.644% due 10/25/2033	912	878
4.772% due 11/25/2034	43	40

Bear Stearns Alt-A Trust
5.471% due 08/25/2036	1,600	884
5.504% due 09/25/2035	4,754	3,835
5.622% due 08/25/2036	55	33
5.787% due 11/25/2036	6,647	4,461
5.859% due 01/25/2036	186	125
5.891% due 02/25/2036	8,322	5,747
5.899% due 11/25/2036	1,585	979
6.250% due 08/25/2036	4,813	3,006

Bear Stearns Commercial Mortgage Securities
5.243% due 12/11/2038	500	394
5.700% due 06/11/2050	6,100	5,201

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	129	116

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	3,500	2,992

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,528	3,366
4.748% due 08/25/2035	3,366	3,203
4.900% due 10/25/2035	14,284	13,069
4.900% due 12/25/2035	643	613
5.947% due 03/25/2037	2,711	1,647
6.014% due 09/25/2037	4,509	3,154

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	12,800	10,713

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	2,839

Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	1,945	1,856

Countrywide Alternative Loan Trust
3.377% due 01/25/2037	1,600	736
3.382% due 12/20/2046	8,869	5,408
3.397% due 09/25/2046	2,891	1,603
3.398% due 03/20/2046	232	143
3.398% due 07/20/2046	2,310	1,426
3.417% due 07/25/2046	184	106
3.437% due 08/25/2046	637	261
3.487% due 02/25/2037	212	138
3.557% due 05/25/2037	1,502	858
4.355% due 11/25/2035	1,016	668
4.895% due 11/25/2035	852	569
5.250% due 06/25/2035	998	826
5.898% due 02/25/2037	781	545
6.000% due 01/25/2037	3,711	2,623
6.000% due 04/25/2037	1,997	1,250
6.250% due 08/25/2037	1,129	679

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	55	35
3.527% due 03/25/2035	54	30
4.723% due 08/25/2034	361	286
4.797% due 11/25/2034	1,315	1,156
5.431% due 02/25/2047	1,379	903
5.620% due 03/25/2037	1,323	938

CS First Boston Mortgage Securities Corp.
3.857% due 03/25/2034	1,299	1,152
4.557% due 08/25/2033	593	590
4.938% due 12/15/2040	336	332
5.077% due 07/25/2033	127	121
5.549% due 05/25/2032	56	55

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	84	79

Downey Savings & Loan Association Mortgage Loan Trust
3.350% due 07/19/2045	523	255

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	$175	$172
4.593% due 12/25/2033	770	724
5.357% due 08/25/2035	634	548

First Republic Mortgage Loan Trust
2.838% due 11/15/2031	167	147

GE Capital Commercial Mortgage Corp.
5.512% due 11/10/2045	3,300	3,034

GMAC Mortgage Corp. Loan Trust
4.282% due 06/25/2034	146	103
5.500% due 09/25/2034	2,646	2,621

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	125	108
3.387% due 01/25/2037	1,728	1,049
3.417% due 04/25/2036	1,463	907
3.477% due 11/25/2045	361	228

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	133	130

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	3,475

GSR Mortgage Loan Trust
4.496% due 03/25/2033	1,053	994
4.539% due 09/25/2035	3,007	2,574

Harborview Mortgage Loan Trust
3.210% due 07/19/2046	3,197	1,994
3.220% due 09/19/2037	1,081	659
3.220% due 01/19/2038	2,827	1,709
3.270% due 03/19/2037	125	77
5.145% due 07/19/2035	278	242
5.150% due 05/19/2033	1,347	1,267

Homebanc Mortgage Trust
5.909% due 04/25/2037	1,600	871

Impac CMB Trust
3.472% due 07/25/2033	153	137

Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	1,600	1,035

Indymac INDB Mortgage Loan Trust
3.507% due 11/25/2035	740	412

Indymac Index Mortgage Loan Trust
3.397% due 04/25/2037	460	179
3.397% due 09/25/2046	7,032	4,280
3.447% due 04/25/2037	475	273
3.457% due 02/25/2037	1,100	395
3.507% due 06/25/2037	1,328	708
5.048% due 12/25/2034	348	285

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,169	1,645
5.550% due 10/25/2036	2,672	2,092

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,484
6.465% due 11/15/2035	10,100	10,113

JPMorgan Mortgage Trust
4.376% due 11/25/2033	936	912
4.500% due 09/25/2034	87	83
5.021% due 02/25/2035	2,321	2,023

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	351	347

Lehman XS Trust
3.287% due 07/25/2046	24	24

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	5,381	3,403
3.507% due 05/25/2047	1,700	592
3.788% due 11/21/2034	201	191
4.128% due 07/25/2034	820	792

MASTR Alternative Loans Trust
3.607% due 03/25/2036	920	506

See Accompanying Notes	Semiannual Report	September 30, 2008	105

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset Securitization Trust
5.500% due 11/25/2017	$649	$630

Mellon Residential Funding Corp.
2.947% due 06/15/2030	193	172

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	2,700	2,262
5.414% due 07/12/2046	7,200	6,331
6.156% due 08/12/2049	6,000	5,225

Merrill Lynch Mortgage Investors, Inc.
3.457% due 08/25/2036	655	453
6.013% due 02/25/2033	367	358

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	391	298
4.352% due 10/25/2035	6,796	6,349

Morgan Stanley Capital I
5.544% due 11/12/2049	1,200	928
5.692% due 04/15/2049	1,100	937

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	3,005	1,714
3.387% due 06/25/2046	7,417	4,652
3.407% due 12/25/2046	1,400	564
3.417% due 04/25/2046	135	87
3.477% due 05/25/2046	1,200	502
3.512% due 09/25/2046	2,000	423

Residential Asset Securitization Trust
3.657% due 12/25/2036	855	467
5.750% due 02/25/2036	883	698
6.250% due 10/25/2036	1,000	556
6.500% due 08/25/2036	1,300	717

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	688	592
6.500% due 03/25/2032	264	250

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	2,300	2,131

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	630	542
4.590% due 04/25/2034	849	760
5.246% due 05/25/2036	1,600	725
5.429% due 09/25/2036	1,600	1,349

Structured Asset Mortgage Investments, Inc.
3.307% due 09/25/2047	144	138
3.397% due 06/25/2036	304	187
3.417% due 05/25/2046	1,543	948
3.427% due 09/25/2047	6,000	1,655
3.457% due 09/25/2047	413	160
3.467% due 05/25/2046	859	360
3.507% due 08/25/2036	1,800	637
3.517% due 12/25/2035	26	16
4.355% due 08/25/2047	4,070	2,292

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	70	66

Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	800	661

WaMu Mortgage Pass-Through Certificates
3.467% due 11/25/2045	1,123	713
3.517% due 01/25/2045	1,224	818
3.555% due 03/25/2047	4,049	2,134
3.595% due 01/25/2047	2,093	1,138
3.605% due 06/25/2047	903	391
3.615% due 04/25/2047	9,028	5,224
3.747% due 12/25/2027	3,759	3,239
3.835% due 06/25/2046	341	207
3.855% due 02/25/2046	356	213
3.948% due 02/27/2034	1,180	1,115
4.198% due 10/25/2046	145	94
4.274% due 05/25/2041	19	18
4.329% due 07/25/2046	189	140
4.559% due 06/25/2033	305	298
5.468% due 02/25/2037	2,452	2,062

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.613% due 12/25/2036	$9,408	$7,386
5.711% due 02/25/2037	9,055	6,686
5.868% due 02/25/2037	2,593	2,189

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.457% due 07/25/2046	198	83
3.615% due 04/25/2047	931	421
3.625% due 04/25/2047	1,328	566
3.695% due 05/25/2047	876	417
3.795% due 07/25/2046	1,493	816

Wells Fargo Mortgage-Backed Securities Trust
4.616% due 06/25/2035	14,528	13,313
4.706% due 12/25/2033	52	48
4.950% due 03/25/2036	10,843	9,593
5.774% due 04/25/2036	1,144	777

		307,336

MUNICIPAL BONDS & NOTES 1.0%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	10,600	8,832

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	4,100	3,755
5.000% due 06/01/2037	1,000	905
5.000% due 11/01/2037	700	633

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.136% due 01/01/2014	830	488

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	998

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,200	884

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,346

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	22

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,266

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,605	1,377

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	189

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	600	389

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	303
5.500% due 06/01/2017	600	614

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	1,555	1,557

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	104

Southern California State Metropolitan Water District Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	504

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2025	$8,300	$2,928

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,110	5,246

		34,340

	SHARES
PREFERRED STOCKS 0.2%

DG Funding Trust
5.051% due 12/31/2049	640	6,528

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 44.0%

Fannie Mae
3.327% due 03/25/2034	$220	213
3.507% due 03/25/2036	160	155
4.503% due 11/01/2034 (g)	6,903	6,959
4.942% due 12/01/2034 (g)	1,504	1,523
5.000% due 11/25/2032 - 11/01/2038	76,159	73,936
5.000% due 08/01/2035 - 03/01/2036 (g)	23,999	23,426
5.200% due 11/01/2015 (g)	16,772	16,572
5.270% due 12/01/2015	3,425	3,391
5.310% due 12/01/2010 (g)	21,846	22,051
5.370% due 12/01/2015	2,655	2,643
5.425% due 01/01/2016	2,903	2,897
5.500% due 01/01/2023 - 05/01/2048	207,265	206,511
5.500% due 11/01/2028 - 04/01/2038 (g)	254,725	253,976
5.565% due 08/01/2023	166	170
5.582% due 04/01/2032	90	92
5.825% due 01/01/2023	59	60
6.000% due 01/01/2029 - 07/25/2044	151,155	153,056
6.000% due 07/01/2034 - 11/01/2035 (g)	22,353	22,722
6.500% due 02/01/2026 - 10/01/2038	122,486	125,571
6.500% due 12/01/2034 - 02/01/2037 (g)	1,872	1,930
6.915% due 11/01/2022	18	18
7.000% due 08/01/2036	2,493	2,590
7.110% due 12/01/2030	18	18

Freddie Mac
2.718% due 02/15/2019	15,330	14,946
2.838% due 12/15/2030	876	863
2.888% due 11/15/2016 - 03/15/2017	321	319
4.278% due 10/25/2044	6,291	6,072
4.500% due 09/01/2013 - 01/15/2016	1,478	1,479
5.000% due 03/15/2016 - 08/15/2035	9,665	8,973
5.142% due 06/01/2022	277	282
5.278% due 09/01/2035	513	516
5.500% due 10/01/2038	102,000	101,347
6.000% due 12/01/2033	2,266	2,282
7.000% due 08/01/2036	724	754
9.050% due 06/15/2019	4	4

Ginnie Mae
5.125% due 11/20/2021 - 11/20/2030	262	265
5.375% due 05/20/2022 - 05/20/2030	1,093	1,108
5.625% due 07/20/2022 - 08/20/2027	583	590

106	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/20/2034 - 10/22/2038	$64,435	$65,211
6.000% due 09/20/2038 (g)	71,600	72,668
6.500% due 07/20/2038 - 10/22/2038	152,101	155,744
6.500% due 09/20/2038 (g)	62,300	63,870

Small Business Administration
5.600% due 03/01/2029	2,600	2,607
5.980% due 05/01/2022	4,500	4,600
6.344% due 08/01/2011	512	522
6.640% due 02/01/2011	207	212

Tennessee Valley Authority
5.880% due 04/01/2036	8,145	9,022
5.980% due 04/01/2036	1,855	2,082

		1,436,818

U.S. TREASURY OBLIGATIONS 6.3%

U.S. Treasury Notes
3.125% due 04/30/2013	17,400	17,528
4.250% due 08/15/2013	151,200	160,697
4.250% due 11/15/2014	25,100	26,659

		204,884

Total United States (Cost $3,165,234)		2,962,060

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 14.2%

CERTIFICATES OF DEPOSIT 1.4%

Unicredito Italiano NY
3.088% due 05/15/2009	$29,100	$29,100
3.088% due 05/18/2009	14,300	14,287

		43,387

COMMERCIAL PAPER 2.5%

Citibank N.A.
3.580% due 10/23/2008	18,000	17,960

Freddie Mac
2.500% due 11/24/2008	64,800	64,557

		82,517

REPURCHASE AGREEMENTS 4.8%

State Street Bank and Trust Co.
0.100% due 10/01/2008	47,230	47,230
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 0.000% due 10/01/2008 valued at $48,175. Repurchase proceeds are $47,230.)
1.000% due 10/01/2008	109,796	109,796
(Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $111,993. Repurchase proceeds are $109,799.)

		157,026

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BELGIUM TREASURY BILLS 1.0%
4.284% due 11/13/2008	EUR	24,000	$33,594

U.S. TREASURY BILLS 4.5%
1.235% due 10/16/2008 - 12/26/2008 (b)(c)(d)(e)(f)		$146,710	145,897

Total Short-Term Instruments (Cost $463,486)			462,421

PURCHASED OPTIONS (j) 0.7%
(Cost $18,748)			22,901

Total Investments 172.5% (Cost $5,888,693)			$5,630,823

Written Options (k) (0.7%) (Premiums $20,342)			(23,503)

Other Assets and Liabilities (Net) (71.8%)			(2,342,171)

Net Assets 100.0%			$3,265,149

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $34,055 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $60,448 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $7,344 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $1,094 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $328,640 at a weighted average interest rate of 2.452%. On September 30, 2008, securities valued at $435,474 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $29,254 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	585	$31
90-Day Euribor December Futures	Long	12/2009	219	139
90-Day Euribor December Futures Put Options Strike @EUR 93.250	Long	12/2008	57	(1)
90-Day Euribor June Futures	Long	06/2009	703	1,501
90-Day Euribor March Futures	Long	03/2009	2,419	3,879
90-Day Euribor March Futures Put Options Strike @EUR 95.250	Short	03/2009	869	37
90-Day Euribor September Futures	Long	09/2009	74	127
90-Day Eurodollar December Futures	Long	12/2008	1,499	(789)
90-Day Eurodollar December Futures	Long	12/2009	2,720	1,696
90-Day Eurodollar March Futures	Long	03/2009	2,129	(364)
90-Day Eurodollar March Futures	Long	03/2010	105	49
90-Day Eurodollar October Futures	Long	10/2008	313	(865)
Australia Government 3-Year Bond December Futures	Short	12/2008	423	(242)
Australia Government 10-Year Bond December Futures	Short	12/2008	385	(358)
Canada Government 10-Year Bond December Futures	Short	12/2008	73	114
Euro-Bobl December Futures	Short	12/2008	218	(217)
Euro-Bobl December Futures Call Options Strike @ EUR 116.000	Long	12/2008	530	38
Euro-Bobl December Futures Put Options Strike @ EUR 103.000	Long	12/2008	1,828	0
Euro-Bund 10-Year Bond December Futures	Long	12/2008	1,192	(273)
Euro-Schatz December Futures	Long	12/2008	389	329
Euro-Schatz December Futures Put Options Strike @ EUR 100.000	Long	12/2008	788	0
U.S. Treasury 2-Year Note December Futures	Long	12/2008	27	27
U.S. Treasury 5-Year Note December Futures	Short	12/2008	142	214
U.S. Treasury 10-Year Note December Futures	Long	12/2008	3,390	(6,389)

See Accompanying Notes	Semiannual Report	September 30, 2008	107

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	133	$15
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	618	213
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	10	4
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,094	510
United Kingdom Government 10-Year Bond December Futures	Long	12/2008	160	508

				$(67)

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	(0.390%	)	06/20/2014	DUB	0.722%		$1,400	$23	$0	$23
Agrium, Inc. 6.750% due 01/15/2019	(1.250%	)	03/20/2019	MLP	1.378%		5,000	45	0	45
Akzo Nobel NV 4.250% due 06/14/2011	(0.290%	)	06/20/2012	DUB	0.694%	EUR	1,700	33	0	33
Anadarko Petroleum Corp. 6.125% due 03/15/2012	(0.330%	)	03/20/2012	BCLY	0.927%		$2,600	50	0	50
AutoZone, Inc. 5.500% due 11/15/2015	(0.920%	)	06/20/2013	RBS	0.927%		7,000	0	0	0
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%	)	06/20/2017	BOA	1.055%		2,000	63	0	63
AutoZone, Inc. 5.875% due 10/15/2012	(0.680%	)	12/20/2012	CITI	0.880%		2,100	16	0	16
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%	)	06/20/2017	JPM	1.055%		1,100	35	0	35
AutoZone, Inc. 5.875% due 10/15/2012	(0.850%	)	06/20/2013	RBS	0.927%		7,000	21	0	21
AutoZone, Inc. 6.500% due 01/15/2014	(1.070%	)	03/20/2014	BOA	0.963%		1,000	(5)	0	(5)
Avnet, Inc. 6.625% due 09/15/2016	(1.530%	)	09/20/2016	UBS	1.440%		1,700	(10)	0	(10)
Bank of America Corp. 5.650% due 05/01/2018	(0.960%	)	06/20/2018	DUB	1.600%		5,000	229	0	229
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(0.870%	)	03/20/2018	DUB	1.400%		6,000	227	0	227
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(1.050%	)	03/20/2018	RBS	1.400%		2,000	50	0	50
BellSouth Corp. 5.200% due 09/15/2014	(0.395%	)	09/20/2014	DUB	0.417%		3,000	3	0	3
Black & Decker Corp. 5.750% due 11/15/2016	(1.020%	)	12/20/2016	BOA	1.211%		3,000	36	0	36
Boston Scientific Corp. 6.400% due 06/15/2016	(2.060%	)	06/20/2016	UBS	1.800%		4,300	(70)	0	(70)
Brunswick Corp. 9.750% due 08/15/2013	(4.100%	)	09/20/2013	BOA	3.893%		3,000	(28)	0	(28)
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	(0.500%	)	06/20/2017	BOA	0.434%		2,669	(13)	0	(13)
Cardinal Health, Inc. 6.000% due 06/15/2017	(0.590%	)	06/20/2017	DUB	0.711%		5,000	42	0	42
Citigroup, Inc. 6.500% due 01/18/2011	(1.336%	)	09/20/2018	DUB	2.650%		2,700	237	0	237
Citigroup, Inc. 6.500% due 01/18/2011	(1.300%	)	09/20/2018	JPM	2.650%		15,000	1,354	0	1,354
CNA Financial Corp. 5.850% due 12/15/2014	(1.390%	)	12/20/2014	BCLY	1.498%		3,000	16	0	16
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%	)	09/20/2011	BEAR	1.096%		3,800	69	0	69
Compass Group PLC 6.375% due 05/29/2012	(0.390%	)	06/20/2012	MLP	0.542%	EUR	1,800	13	0	13
Computer Sciences Corp. 6.500% due 03/15/2018	(1.060%	)	03/20/2018	BOA	0.671%		$6,000	(179)	0	(179)
Constellation Energy Group, Inc. 7.000% due 04/01/2012	(1.460%	)	06/20/2012	BOA	3.264%		5,300	286	0	286
Consumers Energy Co. 5.000% due 02/15/2012	(0.090%	)	03/20/2012	BOA	1.772%		1,500	79	0	79
Covidien International Finance S.A. 6.000% due 10/15/2017	(0.750%	)	12/20/2017	DUB	0.656%		4,100	(30)	0	(30)
CSX Corp. 6.750% due 03/15/2011	(0.165%	)	03/20/2011	BEAR	1.173%		2,700	64	0	64
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240%	)	09/20/2011	RBS	0.409%		1,000	5	0	5
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520%	)	06/20/2010	BEAR	0.790%		1,000	4	0	4
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.620%	)	09/20/2011	RBS	0.996%		1,500	16	0	16
Deutsche Bank AG 4.875% due 05/20/2013	(0.760%	)	09/20/2013	BCLY	1.548%		5,300	179	0	179
Deutsche Bank AG 5.500% due 05/18/2011	(0.930%	)	06/20/2013	CITI	1.530%		4,900	120	0	120
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.080%	)	09/20/2018	CSFB	1.280%		4,500	67	0	67
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.180%	)	09/20/2018	DUB	1.280%		8,000	54	0	54
Dominion Resources, Inc. 5.600% due 11/15/2016	(0.475%	)	12/20/2016	CITI	0.674%		2,000	27	0	27
Exelon Corp. 6.750% due 05/01/2011	(0.330%	)	06/20/2011	BOA	2.138%		900	41	0	41
FirstEnergy Corp. 6.450% due 11/15/2011	(0.500%	)	12/20/2011	RBS	0.640%		6,500	27	0	27
Fortune Brands, Inc. 5.375% due 01/15/2016	(1.460%	)	03/20/2016	BOA	1.300%		7,400	(84)	0	(84)
GATX Financial Corp. 5.125% due 04/15/2010	(0.160%	)	06/20/2010	BEAR	1.397%		500	10	0	10
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.365%	)	03/20/2012	DUB	15.354%		500	159	0	159
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.290%	)	03/20/2012	RBS	15.354%		3,200	1,022	0	1,022
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.520%	)	06/20/2012	WAC	0.392%		1,500	(7)	0	(7)
Goldman Sachs Group, Inc. 3-Month USD-LIBOR plus 0.450% due 03/22/2016	(0.330%	)	03/20/2016	BEAR	4.097%		2,900	552	0	552
HCP, Inc. 5.650% due 12/15/2013	(2.030%	)	12/20/2013	MSC	3.926%		6,000	466	0	466
HCP, Inc. 5.950% due 09/15/2011	(0.610%	)	09/20/2011	JPM	3.649%		1,000	79	0	79
Home Depot, Inc. 5.250% due 12/16/2013	(0.980%	)	12/20/2013	MSC	1.601%		4,000	110	0	110
Humana, Inc. 6.300% due 08/01/2018	(1.050%	)	09/20/2018	BCLY	2.276%		1,800	156	0	156
Humana, Inc. 6.300% due 08/01/2018	(1.530%	)	09/20/2018	JPM	2.276%		4,500	237	0	237
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130%	)	03/20/2012	MLP	9.967%		2,900	698	0	698

108	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
International Lease Finance Corp. 5.400% due 02/15/2012	(0.170%	)	03/20/2012	BCLY	9.967%		$2,700	$647	$0	$647
International Lease Finance Corp. 6.625% due 11/15/2013	(1.540%	)	12/20/2013	BCLY	8.310%		7,000	1,545	0	1,545
International Paper Co. 7.950% due 06/15/2018	(2.400%	)	06/20/2018	CSFB	1.777%		3,000	(136)	0	(136)
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%	)	03/20/2018	BOA	1.400%		5,000	243	0	243
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%	)	03/20/2018	DUB	1.400%		1,500	73	0	73
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.730%	)	03/20/2018	UBS	1.400%		3,500	168	0	168
Koninklijke DSM NV 4.000% due 11/10/2015	(0.365%	)	06/20/2012	GSC	0.672%	EUR	1,800	26	0	26
Landsbanki Islands HF 3-Month USD-LIBOR plus 0.700% due 08/25/2009	(0.330%	)	09/20/2009	RBS	15.174%		$2,400	305	0	305
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.600%	)	06/20/2018	DUB	Defaulted		7,000	5,912	0	5,912
Lennar Corp. 5.950% due 10/17/2011	(5.750%	)	12/20/2012	MLP	7.636%		900	48	0	48
Loews Corp. 5.250% due 03/15/2016	(0.330%	)	03/20/2016	BEAR	0.608%		1,150	20	0	20
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190%	)	09/20/2009	BOA	1.574%		900	12	0	12
Macy’s Retail Holdings, Inc. 5.875% due 01/15/2013	(2.430%	)	03/20/2013	BOA	2.280%		4,000	(26)	0	(26)
Marriott International, Inc. 6.375% due 06/15/2017	(1.730%	)	06/20/2017	BOA	2.578%		4,300	229	0	229
Masco Corp. 5.875% due 07/15/2012	(0.580%	)	09/20/2012	MSC	2.663%		1,000	71	0	71
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	(1.380%	)	06/20/2018	CITI	3.763%		5,000	718	0	718
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.285%	)	12/20/2015	BEAR	9.149%		2,500	815	0	815
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.295%	)	12/20/2015	RBS	9.149%		2,600	846	0	846
Morgan Stanley 6.000% due 04/28/2015	(1.040%	)	06/20/2015	BCLY	9.326%		2,000	584	0	584
Morgan Stanley 6.000% due 04/28/2015	(1.100%	)	06/20/2015	BOA	9.326%		8,000	2,318	0	2,318
Morgan Stanley 6.000% due 04/28/2015	(1.200%	)	06/20/2015	DUB	9.326%		9,000	2,576	0	2,576
Morgan Stanley 6.000% due 04/28/2015	(1.150%	)	06/20/2015	RBS	9.326%		2,000	576	0	576
Morgan Stanley 6.600% due 04/01/2012	(1.850%	)	09/20/2018	DUB	8.256%		2,900	811	0	811
Morgan Stanley 6.600% due 04/01/2012	(1.800%	)	06/20/2013	JPM	10.115%		1,900	441	0	441
Morgan Stanley 6.600% due 04/01/2012	(1.830%	)	09/20/2018	JPM	8.256%		10,600	2,973	0	2,973
Morgan Stanley 6.600% due 04/01/2012	(1.850%	)	06/20/2013	RBS	10.115%		700	162	0	162
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.820%	)	03/20/2018	CITI	1.272%		2,000	65	0	65
National Grid PLC 5.000% due 07/02/2018	(0.208%	)	06/20/2011	BCLY	0.837%		4,300	70	0	70
Newell Rubbermaid, Inc. 5.500% due 04/15/2013	(0.780%	)	06/20/2013	GSC	0.948%		5,000	35	0	35
NiSource Finance Corp. 5.400% due 07/15/2014	(0.620%	)	09/20/2014	BEAR	2.574%		1,150	109	0	109
Nisource Finance Corp. 6.400% due 03/15/2018	(1.660%	)	03/20/2018	CITI	2.750%		4,000	269	0	269
Omnicom Group, Inc. 5.900% due 04/15/2016	(0.940%	)	06/20/2016	CITI	0.716%		1,000	(15)	0	(15)
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610%	)	06/20/2013	BCLY	0.776%		2,500	17	0	17
Progress Energy, Inc. 5.625% due 01/15/2016	(0.105%	)	06/20/2012	MSC	0.393%		2,100	21	0	21
RadioShack Corp. 7.375% due 05/15/2011	(1.410%	)	06/20/2013	GSC	1.742%		8,400	111	0	111
RadioShack Corp. 7.375% due 05/15/2011	(1.440%	)	06/20/2013	GSC	1.742%		5,700	68	0	68
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.280%	)	06/20/2012	DUB	0.610%	EUR	1,600	25	0	25
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.280%	)	06/20/2012	MSC	0.610%		$1,200	14	0	14
Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	(0.480%	)	06/20/2010	BOA	3.915%		1,700	94	0	94
Ryder System, Inc. 3.500% due 03/15/2009	(0.150%	)	03/20/2009	DUB	0.296%		900	1	0	1
Ryder System, Inc. 6.000% due 03/01/2013	(1.160%	)	03/20/2013	CITI	1.485%		5,000	63	0	63
SCA Finans AB 4.500% due 07/15/2015	(0.250%	)	06/20/2012	GSC	1.711%	EUR	1,900	129	0	129
Sealed Air Corp. 5.625% due 07/15/2013	(1.135%	)	09/20/2013	BOA	1.774%		$6,900	191	0	191
Sempra Energy 6.150% due 06/15/2018	(0.795%	)	06/20/2018	CITI	1.060%		8,000	155	0	155
Simon Property Group LP 5.250% due 12/01/2016	(1.470%	)	12/20/2016	GSC	1.570%		7,000	42	0	42
Simon Property Group LP 5.625% due 08/15/2014	(1.006%	)	09/20/2014	MSC	1.620%		3,000	92	0	92
SLM Corp. 5.125% due 08/27/2012	(4.250%	)	06/20/2013	GSC	16.916%		200	59	0	59
SLM Corp. 8.450% due 06/15/2018	(3.200%	)	06/20/2018	RBS	14.263%		2,000	707	0	707
Smith Group PLC 7.875% due 07/12/2010	(0.530%	)	09/20/2010	RBS	0.598%	GBP	7,000	14	0	14
Southwest Airlines Co. 6.500% due 03/01/2012	(0.420%	)	03/20/2012	DUB	1.302%		$500	14	0	14
Spectra Energy Capital LLC 6.200% due 04/15/2018	(0.860%	)	06/20/2018	DUB	1.366%		5,000	185	0	185
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	(0.510%	)	12/20/2014	DUB	2.249%		1,400	124	0	124
Travelers Cos., Inc. 5.750% due 12/15/2017	(0.900%	)	12/20/2017	BOA	1.022%		7,410	58	0	58
Turkey Government International Bond 11.875% due 01/15/2030	(2.700%	)	09/20/2010	MSC	1.762%		400	(7)	0	(7)
Tyco Electronics Group S.A. 6.550% due 10/01/2017	(0.850%	)	12/20/2017	DUB	1.212%		6,000	154	0	154
Tyco Electronics Group S.A. 6.550% due 10/01/2017	(0.950%	)	12/20/2017	DUB	1.212%		7,000	129	0	129
Tyco International Ltd. 7.000% due 12/15/2019	(1.120%	)	12/20/2019	BOA	1.498%		7,000	213	0	213
United Utilities PLC 6.875% due 08/15/2028	(0.235%	)	06/20/2012	DUB	0.822%	EUR	1,900	53	0	53
Viacom, Inc. 5.750% due 04/30/2011	(0.640%	)	06/20/2011	MSC	1.250%		$1,000	16	0	16
Viacom, Inc. 5.750% due 04/30/2011	(0.470%	)	06/20/2011	UBS	1.250%		2,400	47	77	(30)
Viacom, Inc. 6.250% due 04/30/2016	(1.150%	)	06/20/2016	JPM	1.690%		6,500	213	0	213
Vivendi 5.750% due 04/04/2013	(1.280%	)	06/20/2013	BOA	1.320%		7,000	10	0	10
Wachovia Corp. 5.500% due 05/01/2013	(2.320%	)	06/20/2013	CITI	3.610%		5,000	238	0	238
Wachovia Corp. 5.500% due 05/01/2013	(2.910%	)	06/20/2013	CITI	3.610%		10,000	229	0	229
WEA Finance LLC 7.125% due 04/15/2018	(1.950%	)	06/20/2018	HSBC	3.169%		7,000	535	0	535

See Accompanying Notes	Semiannual Report	September 30, 2008	109

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	(1.030%	)	09/20/2018	BCLY	1.500%		$11,500	$396	$0	$396
Wolters Kluwer NV 5.125% due 01/27/2014	(0.330%	)	06/20/2012	DUB	0.770%	EUR	1,600	33	0	33
WPP Group PLC 6.000% due 06/18/2008	(0.260%	)	06/20/2012	GSC	1.666%		1,600	105	0	105
Xerox Corp. 9.750% due 01/15/2009	(0.290%	)	03/20/2009	MSC	1.300%		$2,800	13	0	13

								$33,645	$77	$33,568

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC 4.566% due 10/27/2015	1.760%	03/20/2013	BNP	2.537%	EUR	4,300	$(171)	$0	$(171)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.800%	09/20/2009	GSC	1.100%		$3,000	(8)	0	(8)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.980%	09/20/2013	HSBC	1.418%		7,100	(134)	0	(134)
Brazilian Government International Bond 12.250% due 03/06/2030	1.345%	08/20/2011	JPM	1.301%		19,900	55	0	55
Brazilian Government International Bond 12.250% due 03/06/2030	1.340%	08/20/2011	MLP	1.301%		15,600	41	0	41
Brazilian Government International Bond 12.250% due 03/06/2030	1.380%	08/20/2011	MSC	1.301%		21,700	81	0	81
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%		13,000	(27)	0	(27)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.500%	03/20/2009	CITI	22.138%		11,400	(692)	0	(692)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%		400	(48)	(20)	(28)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.300%	03/20/2009	JPM	22.138%		6,300	(388)	0	(388)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	3.950%	12/20/2012	UBS	28.844%		3,000	(1,301)	0	(1,301)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%		400	(12)	0	(12)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	09/20/2009	CITI	7.410%		2,700	(157)	0	(157)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%		1,300	(38)	0	(38)
General Electric Capital Corp. 6.000% due 06/15/2012	1.320%	03/20/2013	RBS	6.113%		12,500	(1,905)	0	(1,905)
GMAC LLC 6.875% due 08/28/2012	8.850%	03/20/2009	BOA	88.715%		700	(195)	0	(195)
GMAC LLC 6.875% due 08/28/2012	8.650%	03/20/2009	CITI	88.715%		1,300	(363)	0	(363)
GMAC LLC 6.875% due 08/28/2012	9.500%	03/20/2009	JPM	88.715%		6,100	(1,683)	0	(1,683)
HSBC Finance Corp. 7.000% due 05/15/2012	1.500%	06/20/2010	GSC	4.561%		1,400	(67)	0	(67)
HSBC Finance Corp. 7.000% due 05/15/2012	1.550%	06/20/2009	MLP	4.857%		4,400	(100)	0	(100)
JC Penney Corp., Inc. 8.000% due 03/01/2010	0.990%	09/20/2010	GSC	1.596%		500	(6)	0	(6)
JSC Gazprom 7.800% due 09/27/2010	1.330%	12/20/2008	CSFB	3.467%		4,400	(4)	0	(4)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%		2,400	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.300%	12/20/2008	HSBC	3.467%		7,300	(8)	0	(8)
JSC Gazprom 8.625% due 04/28/2034	1.320%	12/20/2008	MSC	3.467%		500	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.330%	12/20/2008	MSC	3.467%		2,400	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.680%	04/20/2009	MSC	3.537%		1,500	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.710%	04/20/2009	MSC	3.537%		2,600	(5)	0	(5)
JSC Gazprom 8.625% due 04/28/2034	1.910%	04/20/2009	MSC	3.537%		800	1	0	1
JSC Gazprom 9.625% due 03/01/2013	0.610%	05/20/2012	MLP	4.333%		1,200	(137)	0	(137)
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	1.650%	03/20/2013	BCLY	3.498%	EUR	3,000	(279)	0	(279)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	0.740%	06/20/2012	BCLY	7.119%		$1,900	(360)	0	(360)
Russia Government International Bond 7.500% due 03/31/2030	0.450%	01/20/2009	CSFB	2.265%		5,000	(22)	0	(22)
Russia Government International Bond 7.500% due 03/31/2030	0.630%	12/20/2008	GSC	2.248%		6,200	(12)	0	(12)
Russia Government International Bond 7.500% due 03/31/2030	0.460%	01/20/2009	MSC	2.265%		4,000	(17)	0	(17)
Russia Government International Bond 7.500% due 03/31/2030	0.490%	02/20/2009	MSC	2.284%		18,900	(118)	0	(118)
SLM Corp. 5.125% due 08/27/2012	3.200%	12/20/2008	BNP	19.658%		4,600	(163)	0	(163)
SLM Corp. 5.125% due 08/27/2012	3.150%	06/20/2009	BOA	19.714%		3,400	(360)	0	(360)
SLM Corp. 5.125% due 08/27/2012	4.300%	03/20/2009	CITI	19.698%		1,300	(85)	0	(85)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%		1,900	(136)	0	(136)
SLM Corp. 5.125% due 08/27/2012	0.700%	06/20/2012	GSC	18.078%		1,600	(576)	0	(576)
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	GSC	0.397%		31,000	(161)	0	(161)
Spain Government Bond 5.500% due 07/30/2017	0.435%	03/20/2013	GSC	0.397%		11,200	19	0	19
Spain Government Bond 5.500% due 07/30/2017	0.465%	03/20/2013	HSBC	0.397%		8,400	24	0	24
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	JPM	0.397%		51,700	(268)	0	(268)

110	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	0.730%	04/20/2009	HSBC	5.404%	$700	$(15)	$0	$(15)
VTB Capital S.A. 6.250% due 06/30/2035	1.700%	12/20/2008	DUB	7.592%	3,300	(28)	0	(28)

						$(9,838)	$(20)	$(9,818)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Appreciation/ Appreciation
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	BCLY		$2,400	$173	$(17)	$190
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	GSC	EUR	43,700	3,154	(310)	3,464
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	MSC		15,000	1,083	(104)	1,187
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	UBS		$12,000	866	(83)	949
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	BCLY		14,500	1,042	195	847
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	BOA		38,400	2,760	91	2,669
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	GSC	EUR	12,600	906	299	607
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	JPM		$68,900	4,952	475	4,477
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	DUB		12,100	659	454	205
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC		20,100	34	(678)	712
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY		14,200	79	(120)	199
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB		125,400	693	(457)	1,150
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	EUR	13,700	76	(123)	199
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC		$19,800	109	(135)	244
iTraxx Europe 9 Index	(1.750%)	06/20/2018	DUB	EUR	27,500	(1,518)	(2,622)	1,104
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BCLY		11,300	859	(80)	939
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BNP		5,200	395	(39)	434
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	DUB		900	68	(5)	73
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	HSBC		1,800	137	(13)	150
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	JPM		6,300	479	(35)	514
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	CSFB		25,000	(1,005)	(3,337)	2,332
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	DUB		25,000	(1,005)	(3,282)	2,277
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	JPM		15,000	(603)	(1,969)	1,366
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	RBS		15,000	(603)	(2,085)	1,482

						$13,790	$(13,980)	$27,770

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	CSFB	$4,800	$(1,978)	$(1,440)	$(538)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	DUB	3,000	(922)	(1,129)	207

					$(2,900)	$(2,569)	$(331)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	111

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	7,200	$(224)	$(129)	$(95)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		7,200	(224)	(132)	(92)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		28,200	(705)	(374)	(331)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		16,200	(404)	(165)	(239)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		25,600	(639)	(607)	(32)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		21,500	(537)	(19)	(518)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		2,700	(188)	(105)	(83)
Receive	3-Month CAD Bank Bill	5.000%	06/20/2017	DUB		3,300	(229)	53	(282)
Receive	3-Month CAD Bank Bill	5.500%	06/20/2017	RBC		3,700	(119)	(20)	(99)
Pay	3-Month CAD Bank Bill	5.500%	06/15/2035	DUB		1,900	221	123	98
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	17,000	(7)	(18)	11
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		18,000	(8)	(19)	11
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$37,000	250	(31)	281
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MSC		214,000	1,095	862	233
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		108,500	(639)	(743)	104
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		122,500	(4,904)	(5,020)	116
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	MSC		2,400	(96)	(57)	(39)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		8,700	(331)	(309)	(22)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		65,000	(2,473)	(819)	(1,654)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CSFB		79,000	(3,006)	(2,449)	(557)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		372,200	(14,162)	(10,991)	(3,171)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		50,800	(1,850)	726	(2,576)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		65,700	(2,392)	530	(2,922)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		8,100	(295)	(482)	187
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		17,300	(629)	(380)	(249)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		3,500	(156)	(322)	166
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		42,500	(1,894)	12	(1,906)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		4,700	(210)	(385)	175
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		49,700	(2,215)	1,715	(3,930)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		17,900	(798)	(816)	18
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		21,500	(958)	(434)	(524)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		45,700	(2,037)	(3,154)	1,117
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB	AUD	132,900	2,549	(1,613)	4,162
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	DUB		113,900	1,789	(400)	2,189
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	UBS		49,000	769	(221)	990
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	DUB		9,800	(132)	(88)	(44)
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	HSBC		9,000	(121)	(77)	(44)
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB		20,500	564	(28)	592
Pay	6-Month AUD Bank Bill	7.000%	06/15/2014	UBS		37,200	950	854	96
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	CITI		39,700	680	(290)	970
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	UBS		27,400	469	(254)	723
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	MSC		9,300	(74)	241	(315)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY	EUR	71,600	(1,377)	(914)	(463)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	JPM		80,000	(1,539)	704	(2,243)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		26,920	(452)	534	(986)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		55,000	(1,604)	(195)	(1,409)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY		11,500	120	(122)	242
Pay	6-Month EUR-LIBOR	4.750%	12/17/2010	GSC		41,500	275	(112)	387
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BCLY		121,900	250	(22)	272
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		20,300	42	32	10
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		18,700	38	(48)	86
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		12,600	(482)	(321)	(161)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		61,600	(2,559)	(401)	(2,158)
Pay	6-Month EUR-LIBOR	4.450%	03/18/2014	BCLY		61,400	(565)	23	(588)
Pay	6-Month EUR-LIBOR	4.450%	03/18/2014	GSC		9,900	(92)	2	(94)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY		24,700	(152)	(219)	67
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		53,200	(330)	(206)	(124)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	HSBC		17,800	(110)	(263)	153
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		30,400	(188)	(240)	52
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	MSC		4,900	(31)	(96)	65
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	GSC		50	0	0	0
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	JPM		5,000	(45)	(113)	68
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	JPM		7,900	(125)	(135)	10
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		31,900	(289)	(2,254)	1,965
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		12,200	737	(108)	845
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		10,800	(1,110)	(1,140)	30
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		300	(31)	(7)	(24)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		22,000	(2,260)	(2,514)	254
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	GSC		20,300	(2,174)	(1,420)	(754)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		38,100	(4,079)	(2,332)	(1,747)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2012	MSC	GBP	19,700	(12)	(153)	141
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	CITI		2,800	(43)	(97)	54
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,500	(437)	(1,106)	669
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		32,300	(494)	(1,314)	820
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		2,400	(36)	(100)	64

112	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC	GBP	14,600	$291	$26	$265
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		8,900	(121)	(79)	(42)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	CITI		3,200	(44)	(47)	3
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		43,500	(593)	414	(1,007)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		700	(9)	7	(16)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC		25,100	(342)	81	(423)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		19,200	(81)	(37)	(44)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BNP		15,200	(63)	(41)	(22)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		187,800	(789)	(432)	(357)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	MSC		1,400	(6)	(31)	25
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		3,500	(33)	3	(36)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		6,600	(63)	(12)	(51)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		14,600	(139)	(449)	310
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		3,700	(36)	14	(50)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		10,500	(101)	(23)	(78)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		2,100	(36)	(118)	82
Pay	6-Month GBP-LIBOR	5.000%	03/18/2016	RBS		19,900	(21)	(3)	(18)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		3,200	(210)	(13)	(197)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		11,700	(768)	356	(1,124)
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	DUB		6,100	773	675	98
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	HSBC		5,600	710	765	(55)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		3,000	246	91	155
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		10,700	879	1,088	(209)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		8,500	(2,311)	(1,097)	(1,214)
Pay	6-Month GBP-LIBOR	4.250%	06/15/2037	GSC		22,800	1,226	1,043	183
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		11,800	(347)	(363)	16
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		3,100	(523)	(354)	(169)
Receive	6-Month JPY-LIBOR	1.000%	06/24/2011	JPM	JPY	500,000	22	60	(38)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		2,008,000	(72)	(28)	(44)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	BNP		5,630,000	345	103	242
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	DUB		14,090,000	862	352	510
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	RBS		2,240,000	137	207	(70)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		16,370,000	1,003	(449)	1,452
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	MSC		10,670,000	1,486	(634)	2,120
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		12,190,000	(3,217)	(1,058)	(2,159)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		3,300,000	(871)	(50)	(821)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		1,840,000	68	(96)	164
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		1,820,000	(2,671)	(816)	(1,855)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$24,000	(565)	108	(673)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	16,000	(130)	(22)	(108)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		19,000	(150)	(18)	(132)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		20,500	(95)	23	(118)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		7,100	(280)	0	(280)
Pay	France CPI ex-Tobacco Index	1.940%	04/10/2012	BNP		1,300	(54)	0	(54)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		700	(30)	0	(30)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		1,300	(54)	0	(54)
Pay	France CPI ex-Tobacco Index	2.080%	06/15/2012	GSC		20,500	(783)	0	(783)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$62,000	(629)	0	(629)

							$(60,663)	$(41,346)	$(19,317)

(j)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	108	$2	$1
Call - CBOT U.S. Treasury 10-Year Note December Futures	136.000	11/21/2008	4,274	77	66
Put - CBOT U.S. Treasury 10-Year Note December Futures	95.000	11/21/2008	51	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	1,479	27	23
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	955	17	15
Put - CME 90-Day Eurodollar June Futures	92.000	06/15/2009	92	1	1

				$125	$107

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	122,000	$649	$669
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$535,100	3,019	4,289
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		66,400	651	1,613
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		134,600	1,351	3,271
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		259,500	3,043	3,994
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		813,800	8,433	6,319
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		34,100	347	829

								$17,493	$20,984

See Accompanying Notes	Semiannual Report	September 30, 2008	113

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD		$1.367	05/19/2010	EUR	5,300	$ 254	$539
Put - OTC EUR versus USD		1.367	05/19/2010		5,300	254	382
Call - OTC EUR versus USD		1.375	05/21/2010		4,300	202	420
Put - OTC EUR versus USD		1.375	05/21/2010		4,300	202	325
Call - OTC GBP versus USD		2.285	10/10/2008	GBP	3,700	0	0
Call - OTC USD versus JPY	JPY	104.000	03/17/2010		$1,000	48	42
Put - OTC USD versus JPY		104.000	03/17/2010		1,000	37	63

						$ 997	$1,771

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 10/01/2038	$107.000	10/07/2008	$90,000	$10	$0
Call - OTC Fannie Mae 6.000% due 11/01/2038	107.000	11/06/2008	76,200	9	0
Call - OTC Fannie Mae 6.500% due 10/01/2038	107.000	10/07/2008	57,000	7	0
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	102.750	10/10/2008	100,000	12	0
Call - OTC U.S. Treasury Note 3.000% due 02/15/2009	101.000	10/17/2008	16,300	2	1
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	103.875	10/17/2008	73,500	9	0
Call - OTC U.S. Treasury Note 4.000% due 02/15/2015	121.000	10/10/2008	7,600	1	0
Call - OTC U.S. Treasury Note 4.000% due 04/15/2010	105.875	10/17/2008	25,000	3	0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	118.000	10/10/2008	50,400	6	0
Call - OTC U.S. Treasury Note 4.250% due 11/15/2013	118.500	10/10/2008	40,900	5	0
Call - OTC U.S. Treasury Note 4.250% due 11/15/2014	122.000	10/10/2008	25,100	3	0
Call - OTC U.S. Treasury Note 4.625% due 07/31/2012	116.000	10/17/2008	15,000	2	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	50,000	6	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	183,600	21	1
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	34,000	4	0
Put - OTC Ginnie Mae 6.000% due 10/01/2038	85.000	10/15/2008	133,000	14	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	76.000	11/12/2008	20,000	2	0
Put - OTC Ginnie Mae 6.500% due 12/01/2038	86.000	12/11/2008	144,000	17	37

				$133	$39

(k)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	8,300	$190	$16
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		14,700	380	29
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		31,700	421	769
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		31,700	421	111
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		39,300	577	530
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$169,000	2,484	3,394
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		13,100	286	289
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		22,100	584	1,324
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		20,200	266	841
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		20,200	365	153
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		43,600	1,182	2,612
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		86,500	2,910	3,794
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		353,800	8,487	8,322
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		11,400	316	683

								$18,869	$22,867

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC EUR versus USD		$1.390	10/07/2008	EUR	22,433	$194	$224
Put - OTC GBP versus USD		1.710	10/10/2008	GBP	18,423	182	66
Call - OTC USD versus JPY	JPY	104.000	03/17/2010		$400	21	17
Put - OTC USD versus JPY		104.000	03/17/2010		400	21	25

						$418	$332

114	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$96.922	10/24/2008	$48,000	$405	$108
Put - OTC Fannie Mae 5.500% due 11/01/2038	97.797	10/24/2008	28,000	188	103
Put - OTC Fannie Mae 5.500% due 11/01/2038	98.344	10/24/2008	26,000	164	0
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.203	10/24/2008	17,000	101	28
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.406	10/24/2008	34,000	197	65

				$1,055	$304

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	4,823	$799,800	AUD	44,600	EUR	39,300	GBP	0	$19,581
Sales	8,054	524,300		0		108,833		18,423	10,729
Closing Buys	(2,831)	(225,400)		0		0		0	(2,992)
Expirations	(10,046)	(205,000)		(44,600)		0		0	(6,976)
Exercised	0	0		0		0		0	0

Balance at 09/30/2008	0	$893,700	AUD	0	EUR	148,133	GBP	18,423	$20,342

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,372	$4,618	0.14%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$66,500	$66,376	$66,240
Fannie Mae	5.500%	11/01/2038	23,000	22,522	22,867
Fannie Mae	6.000%	10/01/2038	41,000	41,237	41,493
Fannie Mae	6.500%	10/01/2038	30,225	31,016	30,976
U.S. Treasury Bonds	5.000%	05/15/2037	7,500	8,463	8,471
U.S. Treasury Notes	2.500%	03/31/2013	5,000	4,910	4,925
U.S. Treasury Notes	3.000%	02/15/2009	16,300	16,362	16,474
U.S. Treasury Notes	3.125%	04/30/2013	17,400	17,451	17,686
U.S. Treasury Notes	3.250%	12/31/2009	73,500	74,652	75,613
U.S. Treasury Notes	3.500%	02/15/2018	4,500	4,386	4,436
U.S. Treasury Notes	4.000%	04/15/2010	25,000	25,683	26,326
U.S. Treasury Notes	4.125%	05/15/2015	5,000	5,294	5,357
U.S. Treasury Notes	4.250%	08/15/2013	201,600	212,957	214,857
U.S. Treasury Notes	4.250%	11/15/2013	40,900	43,138	44,148
U.S. Treasury Notes	4.250%	11/15/2014	25,100	26,633	26,926
U.S. Treasury Notes	4.500%	02/15/2016	25,700	27,635	27,589
U.S. Treasury Notes	4.875%	08/15/2016	292,200	320,952	318,736
U.S. Treasury Notes	5.125%	05/15/2016	79,590	88,102	89,180

				$1,037,769	$1,042,300

(6)	Market value includes $7,253 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	34,141	04/2009	$0	$(175)	$(175)
Buy	AUD	BCLY	1,736	10/2008	0	(100)	(100)
Buy		DUB	4,267	10/2008	0	(26)	(26)
Buy		MSC	876	10/2008	3	0	3
Sell		MSC	876	10/2008	36	0	36
Buy		UBS	3,885	10/2008	0	(23)	(23)
Sell		UBS	80,774	10/2008	5,563	0	5,563
Buy	BRL	BCLY	10,024	10/2008	0	(107)	(107)
Sell		BCLY	10,024	10/2008	290	0	290
Buy		BCLY	10,024	12/2008	0	(291)	(291)
Sell		CITI	2,148	12/2008	68	0	68
Buy		HSBC	52,908	12/2008	0	(334)	(334)
Sell		HSBC	19,781	12/2008	340	0	340

See Accompanying Notes	Semiannual Report	September 30, 2008	115

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	JPM	4,032	12/2008	$0	$(21)	$(21)
Sell		JPM	12,629	12/2008	246	0	246
Buy		MSC	21,784	12/2008	0	(1,409)	(1,409)
Sell		MSC	30,643	12/2008	950	0	950
Buy		RBC	225	12/2008	0	(5)	(5)
Sell		UBS	23,772	12/2008	549	0	549
Sell		RBC	225	06/2009	5	0	5
Sell	CAD	RBC	32,828	10/2008	347	0	347
Buy	CLP	MSC	499,300	12/2008	0	(130)	(130)
Buy	CNY	BCLY	51,036	11/2008	0	(86)	(86)
Buy		BCLY	76,931	05/2009	0	(675)	(675)
Buy		CITI	122,320	05/2009	0	(1,078)	(1,078)
Buy		HSBC	28,880	05/2009	0	(192)	(192)
Sell		HSBC	13,437	05/2009	46	0	46
Buy		JPM	54,843	05/2009	0	(436)	(436)
Buy		MSC	24,630	05/2009	0	(203)	(203)
Buy		BCLY	3,982	07/2009	0	(46)	(46)
Buy		DUB	64,409	07/2009	0	(710)	(710)
Buy		HSBC	21,800	07/2009	0	(222)	(222)
Buy		JPM	18,891	07/2009	0	(208)	(208)
Buy		BCLY	23,792	05/2010	0	(419)	(419)
Buy		MLP	26,809	05/2010	0	(458)	(458)
Buy	DKK	RBS	2,031	10/2008	0	(9)	(9)
Buy		UBS	1,275	10/2008	0	(11)	(11)
Buy		BCLY	1,275	11/2008	1	0	1
Sell		MSC	112,216	12/2008	423	0	423
Sell	EUR	CITI	190,631	10/2008	0	(621)	(621)
Buy		DUB	4,810	10/2008	65	0	65
Buy		HSBC	3,631	10/2008	0	(239)	(239)
Buy		JPM	188	10/2008	0	(12)	(12)
Buy		UBS	3,777	10/2008	44	0	44
Sell		UBS	184,590	10/2008	10,304	0	10,304
Sell		HSBC	3,018	11/2008	34	0	34
Buy	GBP	BCLY	3,269	10/2008	0	(258)	(258)
Buy		CITI	2,759	10/2008	0	(100)	(100)
Buy		HSBC	3,565	10/2008	0	(258)	(258)
Buy		MSC	1,068	10/2008	0	(76)	(76)
Buy		UBS	425	10/2008	0	(34)	(34)
Sell		UBS	10,660	10/2008	844	0	844
Sell		RBS	450	11/2008	23	0	23
Sell		UBS	23,246	11/2008	802	0	802
Sell	HKD	BCLY	311	10/2008	0	0	0
Buy		CITI	622	10/2008	0	0	0
Sell		CSFB	389	10/2008	0	0	0
Sell		DUB	287	10/2008	0	0	0
Buy		HSBC	40	10/2008	0	0	0
Sell		CITI	621	01/2009	0	0	0
Buy	INR	BCLY	16,298	11/2008	0	(34)	(34)
Sell		BCLY	141,414	11/2008	174	0	174
Buy		DUB	97,601	11/2008	0	(326)	(326)
Sell		DUB	151,949	11/2008	195	0	195
Buy		HSBC	247,396	11/2008	0	(834)	(834)
Buy		JPM	292,453	11/2008	0	(1,026)	(1,026)
Sell		JPM	279,895	11/2008	369	0	369
Sell	JPY	BCLY	3,204,247	10/2008	131	0	131
Buy		CITI	94,000	10/2008	10	0	10
Buy		CSFB	126,410	10/2008	8	0	8
Sell		CSFB	181,041	10/2008	0	(12)	(12)
Buy		DUB	57,186,726	10/2008	10,199	0	10,199
Buy		MLP	906,501	10/2008	0	(87)	(87)
Sell		MSC	84,831,611	10/2008	0	(21,525)	(21,525)
Buy		RBS	1,754,176	10/2008	0	(227)	(227)
Sell		UBS	1,271,938	10/2008	109	0	109
Sell		BCLY	86,411,565	11/2008	1,557	0	1,557
Sell	KRW	MLP	356,580	11/2008	18	0	18
Sell		BCLY	3,103,842	02/2009	363	0	363
Buy		MLP	3,514,710	02/2009	0	(511)	(511)
Buy	MXN	BCLY	351	11/2008	0	(2)	(2)
Sell		CITI	832	11/2008	2	0	2
Buy		HSBC	231	11/2008	0	(1)	(1)
Buy		JPM	231	11/2008	0	(1)	(1)
Buy		RBC	19	11/2008	0	0	0
Buy		CITI	832	05/2009	0	(2)	(2)
Buy	MYR	BCLY	37,321	11/2008	0	(1,050)	(1,050)
Sell		BCLY	40,440	11/2008	139	(45)	94

116	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	CITI	58,597	11/2008	$0	$(1,691)	$(1,691)
Buy		DUB	63,765	11/2008	0	(1,858)	(1,858)
Sell		HSBC	17,344	11/2008	17	0	17
Sell		JPM	17,839	11/2008	132	0	132
Sell		MLP	10,921	11/2008	0	(14)	(14)
Sell	NZD	BCLY	3,051	10/2008	95	0	95
Buy	PHP	HSBC	69,000	11/2008	0	(96)	(96)
Buy		JPM	69,700	11/2008	0	(84)	(84)
Buy		BCLY	16,100	02/2009	0	(17)	(17)
Buy		DUB	7,900	02/2009	0	(11)	(11)
Buy		HSBC	19,410	02/2009	0	(21)	(21)
Buy		JPM	27,290	02/2009	0	(22)	(22)
Buy		MLP	6,100	02/2009	0	(8)	(8)
Buy		MSC	21,700	02/2009	0	(25)	(25)
Buy		RBS	6,000	02/2009	0	(8)	(8)
Buy		LEH	4,100	12/2010	0	(4)	(4)
Sell		LEH	4,100	12/2010	0	(2)	(2)
Buy	PLN	HSBC	484	05/2009	0	(16)	(16)
Buy	RUB	DUB	125,704	11/2008	0	(202)	(202)
Sell		DUB	371,282	11/2008	592	0	592
Buy		HSBC	228,049	11/2008	0	(314)	(314)
Sell		JPM	8,346	11/2008	16	0	16
Buy		DUB	28,546	05/2009	0	(86)	(86)
Buy		HSBC	3,060	05/2009	0	(9)	(9)
Buy	SAR	JPM	28,597	04/2009	0	(115)	(115)
Sell	SEK	RBS	393,844	10/2008	2,559	0	2,559
Buy	SGD	BCLY	92	10/2008	0	(3)	(3)
Buy		CSFB	412	10/2008	0	(13)	(13)
Buy		DUB	240	10/2008	0	(9)	(9)
Buy		JPM	1,540	10/2008	0	(52)	(52)
Buy		UBS	450	10/2008	0	(14)	(14)
Buy		BCLY	634	11/2008	0	(21)	(21)
Sell		BCLY	8,779	11/2008	12	0	12
Buy		BOA	312	11/2008	0	(12)	(12)
Buy		CITI	4,228	11/2008	0	(61)	(61)
Sell		DUB	9,189	11/2008	95	0	95
Buy		HSBC	1,050	11/2008	0	(41)	(41)
Buy		JPM	10,969	11/2008	0	(181)	(181)
Buy		UBS	3,046	11/2008	0	(21)	(21)
Buy	TWD	BCLY	58,614	02/2009	0	(87)	(87)
Buy		DUB	26,100	02/2009	0	(41)	(41)
Sell		HSBC	138,510	02/2009	140	0	140
Buy		MLP	41,900	02/2009	0	(57)	(57)
Buy		MSC	26,300	02/2009	0	(41)	(41)
Buy		UBS	13,300	02/2009	0	(21)	(21)

					$37,915	$(39,933)	$(2,018)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$5,603,914	$26,909	$5,630,823
Short Sales, at value	0	(1,035,047)	0	(1,035,047)
Other Financial Instruments ++	(67)	8,539	(2,349)	6,123

Total	$(67)	$4,577,406	$24,560	$4,601,899

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$58	$48,664	$3	$18	$(21,834)	$0	$26,909
Other Financial Instruments ++	(780)	0	0	0	(1,767)	198	(2,349)

Total	$(722)	$48,664	$3	$18	$(23,601)	$198	$24,560

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	117

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 1.2%

BHP Billiton Finance Ltd.
5.125% due 03/29/2012		$200	$198

Crusade Global Trust
5.106% due 11/19/2037	EUR	325	422

Puma Finance Ltd.
2.881% due 02/21/2038		$568	539
7.510% due 07/12/2036	AUD	196	153
7.520% due 08/22/2037		683	520

Superannuation Members Home Loans Global Fund
2.954% due 03/09/2036		$915	871

Torrens Trust
7.873% due 10/19/2038	AUD	980	760

Total Australia (Cost $3,873)			3,463

BERMUDA 0.2%

Merna Reinsurance Ltd.
4.412% due 07/07/2010		$700	664

Total Bermuda (Cost $695)			664

CANADA 3.3%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,400	1,328

Canada Housing Trust No. 1
3.550% due 09/15/2013		3,600	3,334

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	500	702

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	172

Master Credit Card Trust
5.297% due 08/21/2012		200	189

Province of Ontario Canada
4.700% due 06/02/2037		2,100	1,871

Province of Quebec Canada
5.125% due 11/14/2016		$300	308

Rogers Wireless, Inc.
7.625% due 12/15/2011	CAD	300	299

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	600	789

Total Canada (Cost $9,390)			8,992

CAYMAN ISLANDS 0.7%

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$700	602

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		800	606

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	278

Residential Reinsurance 2007 Ltd.
10.561% due 06/07/2010		$500	502

SHL Corp. Ltd.
1.600% due 12/25/2024	JPY	202	2

Total Cayman Islands (Cost $2,398)			1,990

DENMARK 0.8%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	26	5

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	186	$35

Realkredit Danmark A/S
5.000% due 10/01/2038		12,180	2,093

Total Denmark (Cost $2,142)			2,133

FRANCE 8.6%

AXA S.A.
3.750% due 01/01/2017	EUR	50	80

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		600	834

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		300	276

CM-CIC Covered Bonds
5.250% due 06/09/2010		500	706

Credit Agricole S.A.
2.859% due 05/28/2010		$900	893
6.637% due 05/29/2049		500	337

France Government Bond
4.000% due 04/25/2014	EUR	9,300	13,027
4.000% due 10/25/2014		700	979
4.000% due 10/25/2038		400	497
4.000% due 04/25/2055		100	122
4.750% due 04/25/2035		200	281
5.750% due 10/25/2032		1,200	1,919

GCE Covered Bonds
5.250% due 09/17/2010		1,900	2,680

Vivendi
5.750% due 04/04/2013		$700	685
6.625% due 04/04/2018		100	96

Total France (Cost $23,846)			23,412

GERMANY 11.3%

Deutsche Bank AG
4.875% due 05/20/2013		$1,000	956
5.375% due 10/12/2012		500	482

Republic of Germany
4.000% due 07/04/2016	EUR	2,900	4,092
4.000% due 01/04/2037		1,000	1,275
4.750% due 07/04/2034		2,000	2,856
5.500% due 01/04/2031		1,500	2,346
5.625% due 01/04/2028		4,740	7,481
6.250% due 01/04/2024		600	1,003
6.250% due 01/04/2030		1,700	2,886
6.500% due 07/04/2027		4,340	7,520

Total Germany (Cost $31,547)			30,897

ICELAND 0.2%

Glitnir Banki HF
3.255% due 01/18/2012		$400	305

Kaupthing Bank HF
5.750% due 10/04/2011		200	159

Landsbanki Islands HF
3.511% due 08/25/2009		200	172

Total Iceland (Cost $800)			636

IRELAND 0.7%

Immeo Residential Finance PLC
5.118% due 12/15/2016	EUR	386	483

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ireland Government Bond
4.400% due 06/18/2019	EUR	1,000	$1,373

Lusitano Mortgages PLC
5.238% due 12/15/2035		98	131

Total Ireland (Cost $2,218)			1,987

ITALY 1.7%

Italy Buoni Poliennali Del Tesoro
4.250% due 08/01/2014	EUR	600	837
4.500% due 05/01/2009		1,280	1,806
5.500% due 11/01/2010		400	579

Siena Mortgages SpA
5.188% due 12/16/2038		987	1,339

Total Italy (Cost $4,506)			4,561

JAPAN 26.4%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	200	264

Japan Government Bond
0.900% due 12/20/2012	JPY	400,000	3,747
1.100% due 09/20/2012		1,620,000	15,319
1.200% due 03/20/2012		620,000	5,884
1.500% due 12/20/2017		700,000	6,654
2.300% due 06/20/2035		440,000	4,138
2.400% due 03/20/2034		180,000	1,729
2.500% due 03/20/2036		20,000	195
2.500% due 09/20/2036		430,000	4,203
2.500% due 09/20/2037		190,000	1,862

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		91,530	809
1.000% due 06/10/2016		305,700	2,728
1.100% due 12/10/2016		375,970	3,365
1.154% due 02/28/2016		43,920	409
1.200% due 03/10/2017		101,400	912
1.200% due 06/10/2017		862,090	7,720
1.200% due 12/10/2017		662,600	5,918
1.400% due 06/10/2018		548,640	4,970

Resona Bank Ltd.
5.850% due 09/29/2049		$500	368

Sumitomo Mitsui Banking Corp.
1.718% due 12/31/2049	JPY	100,000	941
5.625% due 07/29/2049		$100	80

Total Japan (Cost $71,365)			72,215

JERSEY, CHANNEL ISLANDS 0.2%

Haus Ltd.
4.815% due 12/10/2037	EUR	156	216

HBOS Capital Funding LP
9.540% due 03/31/2049	GBP	300	440

Total Jersey, Channel Islands (Cost $755)			656

LIBERIA 0.0%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	99

Total Liberia (Cost $103)			99

NETHERLANDS 1.9%

Delphinus BV
5.243% due 04/25/2093	EUR	500	696
5.255% due 11/28/2031		258	357

118	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.325% due 06/25/2066	EUR	85	$119

Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$100	97

Dutch Mortgage-Backed Securities BV
5.227% due 10/02/2079	EUR	753	1,046

Holland Euro-Denominated Mortgage-Backed Series
5.227% due 04/18/2012		72	101

Netherlands Government Bond
4.000% due 01/15/2037		100	125

Rabobank Nederland NV
3.209% due 05/19/2010		$2,500	2,494

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009		200	200

Total Netherlands (Cost $4,997)			5,235

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$1,000	994

Total New Zealand (Cost $1,001)			994

NORWAY 1.3%

DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	2,000	2,794
4.500% due 05/16/2011		600	836

Total Norway (Cost $3,966)			3,630

PORTUGAL 0.5%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	1,000	1,417

Total Portugal (Cost $1,570)			1,417

RUSSIA 0.2%

Gaz Capital S.A.
7.343% due 04/11/2013		$300	273
8.146% due 04/11/2018		200	176

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		60	57

VTB Capital S.A.
6.875% due 12/11/2008		200	199

Total Russia (Cost $760)			705

SOUTH KOREA 0.5%

Export-Import Bank of Korea
2.901% due 06/01/2009		$1,000	992
5.750% due 05/22/2013	EUR	400	530

Total South Korea (Cost $1,616)			1,522

SPAIN 1.8%

Bankinter S.A.
5.000% due 05/14/2010	EUR	2,200	3,067

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$1,600	1,493

Spain Government Bond
4.400% due 01/31/2015	EUR	300	423

Total Spain (Cost $5,513)			4,983

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SWEDEN 1.3%

Stadshypotek AB
6.000% due 06/15/2011	SEK	11,000	$1,636

Swedbank Hypotek AB
4.000% due 06/15/2011		14,000	1,938

Total Sweden (Cost $3,713)			3,574

SWITZERLAND 1.7%

Credit Suisse New York
5.000% due 05/15/2013		$2,400	2,226

UBS AG
3.714% due 05/05/2010		800	797
5.750% due 04/25/2018		1,500	1,307
5.875% due 12/20/2017		500	445

Total Switzerland (Cost $5,186)			4,775

TUNISIA 0.1%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	300	339

Total Tunisia (Cost $363)			339

UNITED KINGDOM 4.8%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	1,500	1,922

Barclays Bank PLC
6.050% due 12/04/2017		$1,200	1,118
7.434% due 09/29/2049		600	489
7.700% due 04/29/2049		500	441
8.250% due 02/28/2049	GBP	300	477

Bauhaus Securities Ltd.
5.282% due 10/30/2052	EUR	149	203

HBOS PLC
5.920% due 09/29/2049		$800	472
6.750% due 05/21/2018		700	588

HSBC Holdings PLC
6.500% due 05/02/2036		900	746

Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	590	810

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018		$2,000	1,922

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		600	582

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	88

United Kingdom Gilt
4.250% due 06/07/2032	GBP	1,500	2,517
4.500% due 12/07/2042		300	531

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$200	192

Total United Kingdom (Cost $14,324)			13,098

UNITED STATES 119.5%

ASSET-BACKED SECURITIES 9.1%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$371	353

AFC Home Equity Loan Trust
3.917% due 12/22/2027		13	8

AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009		971	966

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Amortizing Residential Collateral Trust
3.907% due 10/25/2031	$11	$11

Amresco Residential Securities Mortgage Loan Trust
4.147% due 06/25/2029	9	8

BA Credit Card Trust
2.498% due 02/15/2013	200	194
3.068% due 04/15/2013	1,500	1,468
3.688% due 12/16/2013	900	885

Bear Stearns Asset-Backed Securities Trust
3.657% due 03/25/2043	17	16
3.867% due 10/25/2032	7	6

Capital Auto Receivables Asset Trust
3.188% due 09/15/2010	700	699
3.938% due 10/15/2012	700	683

Chase Issuance Trust
3.388% due 05/16/2011	700	699
4.319% due 09/15/2015	2,800	2,793

Citibank Credit Card Master Trust I
2.932% due 03/10/2011	1,100	1,094

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	9	7

Daimler Chrysler Auto Trust
3.417% due 07/08/2011	500	497

First Alliance Mortgage Loan Trust
3.418% due 12/20/2027	42	32

Ford Credit Auto Owner Trust
2.776% due 06/15/2009	659	658
3.088% due 07/15/2010	1,954	1,952
3.388% due 01/15/2011	2,800	2,771
3.908% due 06/15/2012	1,200	1,170
4.360% due 06/15/2010	557	557

Franklin Auto Trust
4.188% due 10/20/2011	600	595

GSAMP Trust
3.497% due 03/25/2034	69	68

Home Equity Mortgage Trust
5.500% due 01/25/2037	169	40

MBNA Credit Card Master Note Trust
2.478% due 09/15/2011	600	597
4.900% due 07/15/2011	500	501

Mid-State Trust
8.330% due 04/01/2030	507	429

Nelnet Student Loan Trust
3.330% due 04/27/2015	700	701

Renaissance Home Equity Loan Trust
3.707% due 12/25/2033	40	34

Residential Asset Mortgage Products, Inc.
3.767% due 06/25/2032	10	8

Residential Asset Securities Corp.
3.707% due 07/25/2032	27	22

Sears Credit Account Master Trust
2.708% due 04/16/2013	700	693

SLC Student Loan Trust
3.269% due 06/15/2017	800	777

SLM Student Loan Trust
4.173% due 04/25/2023	2,700	2,710

Structured Asset Securities Corp.
3.607% due 05/25/2034	39	34

Vanderbilt Acquisition Loan Trust
5.700% due 09/07/2023	89	88

Wells Fargo Home Equity Trust
3.437% due 10/25/2035	217	211

		25,035

See Accompanying Notes	Semiannual Report	September 30, 2008	119

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%

Daimler Finance North America LLC
6.820% due 08/03/2012		$1,686	$1,145

CORPORATE BONDS & NOTES 27.5%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		100	98

Aetna, Inc.
6.500% due 09/15/2018		500	493

Alcoa, Inc.
6.000% due 01/15/2012		1,000	1,006

Allstate Life Global Funding II
3.461% due 05/21/2010		1,800	1,791

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		500	483

American Express Bank FSB
2.637% due 06/12/2012		300	271
3.489% due 04/26/2010		400	371
5.500% due 04/16/2013		1,100	1,008

American Express Co.
7.000% due 03/19/2018		1,300	1,149

American Express Credit Corp.
5.109% due 05/27/2010		300	282
5.875% due 05/02/2013		400	369

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	74
5.850% due 01/16/2018		$500	251
8.000% due 05/22/2038	EUR	1,500	401
8.175% due 05/15/2058		$1,300	208
8.250% due 08/15/2018		700	407

Amgen, Inc.
2.889% due 11/28/2008		250	249
6.150% due 06/01/2018		1,000	978

AT&T, Inc.
6.300% due 01/15/2038		800	663

AutoZone, Inc.
5.875% due 10/15/2012		100	98

BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	207

Bank of America Corp.
2.918% due 11/06/2009		500	489
4.750% due 05/23/2017	EUR	500	628
5.750% due 12/01/2017		$500	425
8.125% due 12/29/2049		500	405

Bank of America N.A.
2.819% due 06/12/2009		1,000	995
3.404% due 05/12/2010		1,000	987

Bear Stearns Cos., LLC
3.416% due 10/02/2009 (k)	CAD	500	463
6.400% due 10/02/2017		$1,200	1,123
6.950% due 08/10/2012		800	809
7.250% due 02/01/2018		1,100	1,060

BellSouth Corp.
5.200% due 09/15/2014		200	188

Boston Scientific Corp.
6.000% due 06/15/2011		200	190
6.400% due 06/15/2016		300	286

Burlington Northern Santa Fe Corp.
5.750% due 03/15/2018		700	673

Charter One Bank N.A.
2.845% due 04/24/2009		1,000	998

CIT Group, Inc.
2.927% due 08/17/2009		600	483

Citigroup Capital XXI
8.300% due 12/21/2077		300	224

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Funding, Inc.
3.852% due 05/07/2010		$2,800	$2,642

Citigroup, Inc.
5.500% due 04/11/2013		1,300	1,136
6.000% due 08/15/2017		500	424
6.125% due 05/15/2018		2,800	2,322
6.500% due 08/19/2013		2,700	2,402
8.400% due 04/29/2049		700	477

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	897

CNA Financial Corp.
6.000% due 08/15/2011		300	300

Computer Sciences Corp.
5.500% due 03/15/2013		1,000	971

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009		760	753

Constellation Energy Group, Inc.
7.000% due 04/01/2012		500	505

Consumers Energy Co.
5.000% due 02/15/2012		100	96

CVS Caremark Corp.
5.750% due 08/15/2011		200	203

Cytec Industries, Inc.
6.000% due 10/01/2015		1,000	971

Daimler Finance North America LLC
3.169% due 03/13/2009		500	498
5.750% due 09/08/2011		100	99

DR Horton, Inc.
6.000% due 04/15/2011		200	180

Erac USA Finance Co.
5.800% due 10/15/2012		700	637

Exelon Corp.
4.900% due 06/15/2015		1,000	881

GATX Financial Corp.
5.500% due 02/15/2012		1,000	1,015

General Electric Capital Corp.
3.712% due 05/22/2013		700	669
6.375% due 11/15/2067		500	405

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	90,000	785

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (k)	CAD	500	387
5.375% due 02/15/2013	EUR	200	235
6.150% due 04/01/2018		$600	500
6.250% due 09/01/2017		1,500	1,258

Health Care REIT, Inc.
5.875% due 05/15/2015		400	353

HJ Heinz Finance Co.
6.000% due 03/15/2012		200	205

Home Depot, Inc.
5.400% due 03/01/2016		1,000	852

HSBC Finance Corp.
3.152% due 06/19/2009		500	484

International Lease Finance Corp.
5.350% due 03/01/2012		200	148

JPMorgan & Co., Inc. CPI Linked Bond
3.574% due 02/15/2012		100	100

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	171
6.000% due 01/15/2018		$900	822

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	200	203
6.000% due 10/01/2017		$1,300	1,194

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Capital XX
6.550% due 09/29/2036		$300	$221

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		200	145

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		2,100	1,801

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		1,900	247
5.625% due 01/24/2013 (a)		500	65
6.875% due 05/02/2018 (a)		700	91

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		1,000	939

Masco Corp.
6.125% due 10/03/2016		200	174

Merrill Lynch & Co., Inc.
2.894% due 08/14/2009		100	96
3.310% due 03/23/2010		500	470
5.054% due 05/12/2010		2,100	2,026
6.875% due 04/25/2018		1,200	1,063

Metropolitan Life Global Funding I
5.125% due 04/10/2013		1,100	1,070

Morgan Stanley
2.852% due 05/07/2009		500	434
3.235% due 10/18/2016		200	131
4.904% due 05/14/2010		1,000	730
6.000% due 04/28/2015		1,700	1,158
6.625% due 04/01/2018		1,300	862

Nabors Industries, Inc.
6.150% due 02/15/2018		1,000	955

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010		1,500	1,501

NGPL Pipe Co. LLC
7.768% due 12/15/2037		500	491

NiSource Finance Corp.
6.800% due 01/15/2019		1,000	910

Pricoa Global Funding I
3.613% due 06/04/2010		2,400	2,389

Principal Life Income Funding Trusts
5.300% due 04/24/2013		700	698

Reynolds American, Inc.
3.519% due 06/15/2011		200	191

Sabre Holdings Corp.
7.350% due 08/01/2011		200	157

Sara Lee Corp.
6.250% due 09/15/2011		200	202

Sealed Air Corp.
5.625% due 07/15/2013		200	197

Sprint Nextel Corp.
6.000% due 12/01/2016		100	77

SUPERVALU, Inc.
7.500% due 11/15/2014		100	98

Target Corp.
7.000% due 01/15/2038		500	471

U.S. Bancorp
3.739% due 04/28/2009		600	597

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	1,100	1,345

UnitedHealth Group, Inc.
6.875% due 02/15/2038		$1,600	1,409

Verizon Communications, Inc.
4.350% due 02/15/2013		1,000	934
6.400% due 02/15/2038		1,100	919

Viacom, Inc.
5.750% due 04/30/2011		200	194

120	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Virginia Electric and Power Co.
6.350% due 11/30/2037	$500	$452

Wachovia Corp.
5.500% due 05/01/2013	1,300	1,077

Wells Fargo & Co.
4.375% due 01/31/2013	500	460

Xerox Corp.
9.750% due 01/15/2009	200	203

		75,113

MORTGAGE-BACKED SECURITIES 8.8%

American Home Mortgage Assets
3.397% due 05/25/2046	556	359
3.417% due 10/25/2046	777	303

American Home Mortgage Investment Trust
3.447% due 05/25/2047	449	160

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	345	313

BCAP LLC Trust
3.377% due 01/25/2037	851	525

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	1,128	1,064
4.150% due 08/25/2035	97	85
4.417% due 05/25/2034	122	112
4.487% due 08/25/2033	10	10
4.630% due 05/25/2034	46	44
4.644% due 10/25/2033	73	70
5.474% due 05/25/2047	878	740

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	106	74
5.370% due 05/25/2035	43	31
5.577% due 11/25/2035	388	290
5.787% due 11/25/2036	725	487
5.891% due 02/25/2036	570	394
6.250% due 08/25/2036	468	292

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	500	426

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	504	401

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	300	257

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	212	202
4.748% due 08/25/2035	251	238
6.014% due 09/25/2037	904	632

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	300	304

Countrywide Alternative Loan Trust
3.268% due 09/20/2046	121	119
3.382% due 12/20/2046	775	473
3.398% due 07/20/2046	695	429
3.487% due 02/25/2037	707	459
3.557% due 05/25/2037	88	50
4.355% due 11/25/2035	128	84
4.895% due 11/25/2035	43	28
5.250% due 06/25/2035	100	83
5.891% due 11/25/2035	685	492
5.898% due 02/25/2037	234	164
6.000% due 04/25/2037	174	109
6.158% due 08/25/2036	308	281
6.250% due 08/25/2037	87	52
6.500% due 06/25/2036	200	105

Countrywide Home Loan Mortgage Pass-Through Trust
3.587% due 09/25/2034	114	85
4.723% due 08/25/2034	34	27
4.822% due 04/20/2035	36	33

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	$300	$186

CS First Boston Mortgage Securities Corp.
4.557% due 08/25/2033	93	93
6.500% due 04/25/2033	16	15

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	23	23
4.593% due 12/25/2033	45	43

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	220	218

Greenpoint Mortgage Funding Trust
3.477% due 11/25/2045	26	16

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	316	284

GSR Mortgage Loan Trust
4.496% due 03/25/2033	64	61
4.513% due 06/25/2034	106	94
4.539% due 09/25/2035	401	343

Harborview Mortgage Loan Trust
3.220% due 01/19/2038	153	92
3.705% due 12/19/2036	274	151
5.150% due 05/19/2033	99	93

Impac CMB Trust
3.472% due 07/25/2033	26	23

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	707	479

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	267	209

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,400	1,167
5.429% due 12/12/2043	200	174
6.465% due 11/15/2035	600	601

JPMorgan Mortgage Trust
4.376% due 11/25/2033	58	57

MASTR Adjustable Rate Mortgages Trust
4.128% due 07/25/2034	59	57

MASTR Alternative Loans Trust
3.607% due 03/25/2036	108	60

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	1,100	947

Merrill Lynch Mortgage Investors, Inc.
3.457% due 08/25/2036	82	57
6.013% due 02/25/2033	36	35

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	41	31
4.352% due 10/25/2035	340	318

Morgan Stanley Capital I
5.559% due 03/12/2044	500	447

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	800	505

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	273	156
3.387% due 06/25/2046	833	522

Residential Asset Securitization Trust
5.750% due 02/25/2036	74	58

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	18	17

Sequoia Mortgage Trust
3.538% due 07/20/2033	199	165

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	41	35
4.590% due 04/25/2034	103	92

Structured Asset Mortgage Investments, Inc.
3.320% due 07/19/2034	46	36

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.417% due 05/25/2046	$185	$114
3.427% due 05/25/2036	461	284
3.427% due 09/25/2047	500	138

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	245	232
5.630% due 01/25/2037	300	194

Wachovia Bank Commercial Mortgage Trust
5.037% due 03/15/2042	700	661
5.572% due 10/15/2048	800	702

WaMu Mortgage Pass-Through Certificates
3.517% due 01/25/2045	111	74
3.555% due 02/25/2047	748	394
3.747% due 12/25/2027	358	309
3.948% due 02/27/2034	106	100
4.274% due 05/25/2041	22	21
4.559% due 06/25/2033	37	36
5.468% due 02/25/2037	845	711

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.795% due 07/25/2046	157	86

Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	85	80
4.950% due 03/25/2036	806	713
5.547% due 04/25/2036	316	207

		23,902

MUNICIPAL BONDS & NOTES 1.4%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	1,200	1,086

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	318

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	380	356

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,200	972

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	95

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	177

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	180	180

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	303

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	5

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	71

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	495	425

		3,988

	SHARES
PREFERRED STOCKS 0.6%

DG Funding Trust
5.051% due 12/31/2049	172	1,754

See Accompanying Notes	Semiannual Report	September 30, 2008	121

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 64.1%

Fannie Mae
3.307% due 01/25/2021	$178	$175
3.407% due 10/27/2037	1,000	921
3.457% due 06/25/2044	59	59
4.503% due 11/01/2034 (f)	418	422
4.942% due 12/01/2034 (f)	179	181
5.000% due 08/01/2035 (f)	1,116	1,089
5.000% due 10/01/2038	2,000	1,947
5.500% due 10/01/2016 - 11/01/2038	3,149	3,144
5.500% due 12/01/2032 - 03/01/2048 (f)	42,033	41,914
6.000% due 07/01/2036 - 09/01/2036 (f)	11,416	11,578
6.000% due 10/01/2038 - 07/25/2044	4,262	4,314
6.470% due 09/25/2012	1,000	1,093
6.500% due 12/01/2037 (f)	2,851	2,926
6.500% due 10/01/2038	41,000	42,019

Federal Home Loan Bank
5.750% due 08/15/2011	1,000	1,059

Freddie Mac
2.938% due 12/15/2031	3	2
4.278% due 10/25/2044	370	357
5.000% due 11/15/2021 - 03/15/2025	78	78
5.332% due 04/01/2037	56	56
5.500% due 10/01/2038	8,000	7,949

Ginnie Mae
3.088% due 02/16/2030	69	69
3.138% due 02/16/2030	67	67
5.125% due 11/20/2021 - 12/20/2026	38	39
5.250% due 01/20/2030 (f)	27	28
5.375% due 05/20/2028 - 04/20/2030	21	22
5.375% due 05/20/2030 - 06/20/2030 (f)	84	85

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.625% due 07/20/2022 - 09/20/2023 (f)	$72	$73
5.625% due 07/20/2025 - 09/20/2026	20	20
6.000% due 06/15/2018 - 09/20/2038 (f)	5,246	5,376
6.000% due 08/20/2034 - 10/01/2038	12,635	12,779
6.500% due 08/20/2038 (f)	999	1,015
6.500% due 10/01/2038	30,000	30,698

Small Business Administration
5.600% due 03/01/2029	1,400	1,404
6.640% due 02/01/2011	28	29

Tennessee Valley Authority
5.880% due 04/01/2036	1,000	1,108
7.140% due 05/23/2012	1,000	1,111

		175,206

U.S. TREASURY OBLIGATIONS 7.6%

U.S. Treasury Bonds
4.500% due 02/15/2036	6,500	6,572

U.S. Treasury Notes
3.125% due 04/30/2013	4,800	4,835
4.250% due 08/15/2013	8,800	9,313

		20,720

Total United States (Cost $344,738)		326,863

SHORT-TERM INSTRUMENTS 15.1%

CERTIFICATES OF DEPOSIT 1.5%

Unicredito Italiano NY
3.088% due 05/15/2009	$2,800	2,800
3.088% due 05/18/2009	1,400	1,399

		4,199

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 2.0%

Freddie Mac
2.500% due 11/24/2008	$5,500	$5,479

REPURCHASE AGREEMENTS 8.7%

Barclays Capital, Inc.
2.250% due 10/01/2008	21,800	21,800

(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $22,384. Repurchase proceeds are $21,801.)

U.S. TREASURY BILLS 2.9%
1.328% due 11/28/2008 - 12/26/2008 (b)(d)(e)	7,920	7,864

Total Short-Term Instruments (Cost $39,381)		39,342

PURCHASED OPTIONS (i) 1.0%
(Cost $2,073)		2,817

Total Investments 205.4% (Cost $582,839)		$560,999

Written Options (j) (0.9%) (Premiums $2,064)		(2,546)

Other Assets and Liabilities (Net) (104.5%)		(285,321)

Net Assets 100.0%		$273,132

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $6,033 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $99 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $50,812 at a weighted average interest rate of 2.441%. On September 30, 2008, securities valued at $64,559 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $3,068 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	18	$5
90-Day Euribor December Futures	Long	12/2008	10	0
90-Day Euribor June Futures	Long	06/2009	29	50
90-Day Euribor March Futures	Long	03/2009	168	194
90-Day Euribor March Futures Put Options Strike @EUR 95.250	Short	03/2009	82	3
90-Day Eurodollar December Futures	Long	12/2008	170	(266)
90-Day Eurodollar December Futures	Long	12/2009	299	212
90-Day Eurodollar March Futures	Long	03/2009	57	(36)
90-Day Eurodollar March Futures	Long	03/2010	40	(23)
90-Day Eurodollar October Futures	Long	10/2008	114	(315)
Australia Government 3-Year Bond December Futures	Short	12/2008	34	(19)
Australia Government 10-Year Bond December Futures	Short	12/2008	57	(53)
Canada Government 10-Year Bond December Futures	Short	12/2008	2	3
Euro-Bobl December Futures	Short	12/2008	191	(189)
Euro-Bobl December Futures Call Options Strike @ EUR 117.000	Long	12/2008	89	4
Euro-Bobl December Futures Put Options Strike @ EUR 100.000	Long	12/2008	112	0
Euro-Bund 10-Year Bond December Futures	Long	12/2008	11	(1)
Euro-Bund 10-Year Bond December Futures Put Options Strike @ EUR 103.500	Long	12/2008	92	0

122	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond December Futures Put Options Strike @ EUR 105.000	Short	12/2008	7	$0
Euro-Schatz December Futures	Long	12/2008	40	15
Euro-Schatz December Futures Put Options Strike @ EUR 100.000	Long	12/2008	210	0
U.S. Treasury 10-Year Note December Futures	Long	12/2008	263	(271)
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	141	(122)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	58	20
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	99	47
United Kingdom Government 10-Year Bond December Futures	Long	12/2008	15	47

				$(695)

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	(0.390%	)	06/20/2014	DUB	0.722%		$100	$2	$0	$2
Aetna, Inc. 6.500% due 09/15/2018	(0.950%	)	09/20/2018	GSC	0.707%		500	(10)	0	(10)
Akzo Nobel NV 4.250% due 06/14/2011	(0.290%	)	06/20/2012	DUB	0.694%	EUR	200	4	0	4
Alcoa, Inc. 6.000% due 01/15/2012	(0.850%	)	03/20/2012	MSC	1.369%		$1,000	16	0	16
Amgen, Inc. 6.150% due 06/01/2018	(1.000%	)	06/20/2018	UBS	0.758%		1,000	(19)	0	(19)
AutoZone, Inc. 5.875% due 10/15/2012	(0.680%	)	12/20/2012	CITI	0.880%		100	1	0	1
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%	)	06/20/2017	JPM	1.055%		100	3	0	3
BAE Systems Holdings, Inc. 6.400% due 12/15/2011	(0.140%	)	12/20/2011	UBS	0.579%		200	3	0	3
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(0.820%	)	09/20/2017	BCLY	1.400%		200	8	0	8
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(0.760%	)	12/20/2017	CSFB	1.400%		1,000	45	0	45
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.275%	)	03/20/2018	JPM	1.400%		800	(51)	0	(51)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.223%	)	03/20/2018	RBS	1.400%		300	(18)	0	(18)
BellSouth Corp. 5.200% due 09/15/2014	(0.395%	)	09/20/2014	DUB	0.417%		200	0	0	0
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	(0.135%	)	03/20/2012	BOA	1.262%		200	7	0	7
Boston Scientific Corp. 6.000% due 06/15/2011	(0.510%	)	06/20/2011	MLP	1.699%		200	6	0	6
Boston Scientific Corp. 6.400% due 06/15/2016	(2.060%	)	06/20/2016	UBS	1.800%		300	(5)	0	(5)
Burlington Northern Santa Fe Corp. 5.750% due 03/15/2018	(0.510%	)	03/20/2018	RBS	0.438%		700	(4)	0	(4)
Capital One Bank USA N.A. 5.125% due 02/15/2014	(0.160%	)	06/20/2012	BCLY	3.664%		500	55	0	55
Citigroup, Inc. 6.125% due 05/15/2018	(0.940%	)	06/20/2018	BOA	2.656%		2,000	226	0	226
Citigroup, Inc. 6.500% due 08/19/2013	(1.580%	)	09/20/2013	BCLY	2.848%		2,700	138	0	138
Cleveland Electric Illuminating Co. 5.700% due 04/01/2017	(0.940%	)	06/20/2017	RBS	0.898%		1,000	(3)	0	(3)
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%	)	09/20/2011	BEAR	1.096%		100	2	0	2
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%	)	09/20/2011	JPM	1.096%		200	4	0	4
Compass Group PLC 6.375% due 05/29/2012	(0.390%	)	06/20/2012	MLP	0.542%	EUR	200	1	0	1
Computer Sciences Corp. 5.500% due 03/15/2013	(0.620%	)	03/20/2013	MSC	0.595%		$1,000	(1)	0	(1)
Constellation Energy Group, Inc. 7.000% due 04/01/2012	(0.665%	)	06/20/2012	JPM	3.264%		500	39	0	39
Consumers Energy Co. 5.000% due 02/15/2012	(0.090%	)	03/20/2012	BOA	1.772%		100	5	0	5
CVS Caremark Corp. 5.750% due 08/15/2011	(0.550%	)	09/20/2011	RBS	0.447%		200	(1)	0	(1)
Cytec Industries, Inc. 6.000% due 10/01/2015	(0.950%	)	12/20/2015	DUB	0.866%		1,000	(5)	0	(5)
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.620%	)	09/20/2011	RBS	0.996%		100	1	0	1
Deutsche Bank AG 4.875% due 05/20/2013	(0.760%	)	09/20/2013	BCLY	1.548%		400	13	0	13
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	(0.230%	)	06/20/2012	BEAR	0.679%		100	2	0	2
Erac USA Finance Co. 5.800% due 10/15/2012	(2.700%	)	12/20/2012	JPM	3.886%		700	28	0	28
Exelon Corp. 4.900% due 06/15/2015	(1.260%	)	06/20/2015	CITI	2.727%		1,000	77	0	77
GATX Financial Corp. 5.500% due 02/15/2012	(0.605%	)	03/20/2012	RBS	1.628%		1,000	32	0	32
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.365%	)	03/20/2012	DUB	15.354%		200	64	0	64
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.290%	)	03/20/2012	RBS	15.354%		200	64	0	64
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.520%	)	06/20/2012	WAC	0.392%		100	0	0	0
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	(0.310%	)	06/20/2016	UBS	4.071%		400	78	0	78
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	(1.520%	)	06/20/2013	BCLY	4.447%		100	11	0	11
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.370%	)	03/20/2012	BEAR	0.442%		200	0	0	0
Health Care REIT, Inc. 5.875% due 05/15/2015	(2.930%	)	06/20/2015	BCLY	2.724%		400	(4)	0	(4)
Home Depot, Inc. 5.400% due 03/01/2016	(1.100%	)	03/20/2016	BOA	1.620%		1,000	30	0	30
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130%	)	03/20/2012	MLP	9.967%		200	48	0	48
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	(0.310%	)	03/20/2016	RBC	1.900%		200	19	0	19
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%	)	03/20/2018	DUB	1.400%		100	5	0	5
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.740%	)	03/20/2018	DUB	1.400%		500	24	0	24
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.730%	)	03/20/2018	UBS	1.400%		300	14	0	14
Kaupthing Bank HF 5.750% due 10/04/2011	(0.490%	)	12/20/2011	RBS	14.176%		200	57	0	57

See Accompanying Notes	Semiannual Report	September 30, 2008	123

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Koninklijke DSM NV 4.000% due 11/10/2015	(0.365%	)	06/20/2012	GSC	0.672%	EUR	200	$3	$0	$3
Landsbanki Islands HF 3-Month USD-LIBOR plus 0.700% due 08/25/2009	(0.330%	)	09/20/2009	RBS	15.174%		$200	25	0	25
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.552%	)	06/20/2018	JPM	Defaulted		700	591	0	591
Lockheed Martin Corp. 7.650% due 05/01/2016	(0.089%	)	06/20/2012	MSC	0.239%		200	1	0	1
Loews Corp. 8.875% due 04/15/2011	(0.120%	)	06/20/2012	BOA	0.471%		100	1	0	1
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(0.990%	)	09/20/2015	BOA	0.699%		1,000	(18)	0	(18)
Masco Corp. 6.125% due 10/03/2016	(0.907%	)	12/20/2016	CSFB	2.560%		200	19	0	19
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320%	)	12/20/2016	RBS	8.756%		200	67	0	67
Morgan Stanley 6.600% due 04/01/2012	(1.800%	)	09/20/2018	BCLY	8.256%		900	254	0	254
Morgan Stanley 6.600% due 04/01/2012	(1.800%	)	06/20/2013	JPM	10.115%		100	23	0	23
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.630%	)	03/20/2018	DUB	1.272%		1,000	47	0	47
Nisource Finance Corp. 6.800% due 01/15/2019	(1.470%	)	03/20/2019	MSC	2.777%		1,000	91	0	91
Nordstrom, Inc. 6.950% due 03/15/2028	(1.040%	)	06/20/2013	GSC	1.474%		1,000	18	0	18
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	(0.690%	)	06/20/2018	CITI	0.916%		1,000	17	0	17
Pearson PLC 7.000% due 10/27/2014	(0.900%	)	06/20/2013	CITI	0.776%		1,500	(8)	0	(8)
Pearson PLC 7.000% due 10/27/2014	(1.040%	)	06/20/2018	CITI	0.916%		1,000	(10)	0	(10)
RadioShack Corp. 7.375% due 05/15/2011	(1.430%	)	06/20/2013	RBS	1.742%		800	10	0	10
Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	(0.480%	)	06/20/2010	BOA	3.915%		100	5	0	5
Sabre Holdings Corp. 7.350% due 08/01/2011	(0.930%	)	09/20/2011	JPM	13.901%		200	54	0	54
Sara Lee Corp. 6.250% due 09/15/2011	(0.630%	)	09/20/2011	RBS	0.452%		200	(1)	0	(1)
SCA Finans AB 4.500% due 07/15/2015	(0.250%	)	06/20/2012	GSC	1.711%	EUR	200	14	0	14
Sealed Air Corp. 5.625% due 07/15/2013	(0.500%	)	09/20/2013	CSFB	1.774%		$200	11	0	11
Sprint Nextel Corp. 6.000% due 12/01/2016	(1.065%	)	12/20/2016	BEAR	3.750%		100	15	0	15
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	(0.510%	)	12/20/2014	DUB	2.249%		100	9	0	9
United Utilities PLC 6.875% due 08/15/2028	(0.235%	)	06/20/2012	DUB	0.822%	EUR	200	6	0	6
Viacom, Inc. 5.750% due 04/30/2011	(0.470%	)	06/20/2011	UBS	1.250%		$200	4	6	(2)
Vivendi 6.625% due 04/04/2018	(1.500%	)	06/20/2018	JPM	1.495%		100	0	0	0
Whirlpool Corp. 7.750% due 07/15/2016	(0.840%	)	06/20/2013	UBS	1.113%		700	8	0	8
Xerox Corp. 9.750% due 01/15/2009	(0.290%	)	03/20/2009	MSC	1.300%		200	1	0	1
XL Capital Finance Europe PLC 6.500% due 01/15/2012	(0.310%	)	03/20/2012	BCLY	4.029%		200	21	0	21

								$2,289	$6	$2,283

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC 4.566% due 10/27/2015	1.760%	03/20/2013	BNP	2.537%	EUR	300	$(12)	$0	$(12)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	09/20/2013	DUB	1.418%		$600	(11)	0	(11)
Brazilian Government International Bond 12.250% due 03/06/2030	1.345%	08/20/2011	JPM	1.301%		2,000	5	0	5
Brazilian Government International Bond 12.250% due 03/06/2030	1.380%	08/20/2011	MSC	1.301%		2,100	8	0	8
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%		1,200	(3)	0	(3)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	3.950%	12/20/2012	BOA	28.844%		200	(87)	0	(87)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.500%	03/20/2009	CITI	22.138%		1,000	(61)	0	(61)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.400%	03/20/2009	JPM	22.138%		600	(37)	0	(37)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	09/20/2009	CITI	7.410%		200	(12)	0	(12)
GMAC LLC 6.875% due 08/28/2012	8.650%	03/20/2009	CITI	88.715%		500	(140)	0	(140)
GMAC LLC 6.875% due 08/28/2012	7.750%	03/20/2009	GSC	88.715%		200	(56)	0	(56)
HSBC Finance Corp. 7.000% due 05/15/2012	1.550%	06/20/2009	MLP	4.857%		400	(9)	0	(9)
JSC Gazprom 7.800% due 09/27/2010	1.330%	12/20/2008	CSFB	3.467%		300	0	0	0
JSC Gazprom 8.625% due 04/28/2034	1.300%	12/20/2008	HSBC	3.467%		900	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.320%	12/20/2008	MSC	3.467%		200	0	0	0
JSC Gazprom 8.625% due 04/28/2034	1.680%	04/20/2009	MSC	3.537%		300	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.710%	04/20/2009	MSC	3.537%		300	0	0	0
JSC Gazprom 8.625% due 04/28/2034	1.910%	04/20/2009	MSC	3.537%		600	1	0	1
JSC Gazprom 9.625% due 03/01/2013	0.610%	05/20/2012	MLP	4.333%		300	(34)	0	(34)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	0.820%	05/20/2012	GSC	7.122%		400	(73)	0	(73)
Russia Government International Bond 7.500% due 03/31/2030	0.450%	01/20/2009	CSFB	2.265%		1,000	(4)	0	(4)
Russia Government International Bond 7.500% due 03/31/2030	0.630%	12/20/2008	GSC	2.248%		700	(1)	0	(1)
Russia Government International Bond 7.500% due 03/31/2030	0.490%	02/20/2009	MSC	2.284%		1,300	(8)	0	(8)
SLM Corp. 5.125% due 08/27/2012	3.200%	12/20/2008	BNP	19.658%		400	(14)	0	(14)

124	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SLM Corp. 5.125% due 08/27/2012	3.150%	06/20/2009	BOA	19.714%	$500	$(53)	$0	$(53)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%	100	(7)	0	(7)
SLM Corp. 5.125% due 08/27/2012	0.700%	06/20/2012	GSC	18.078%	100	(36)	0	(36)
Spain Government Bond 5.500% due 07/30/2017	0.260%	03/20/2013	BCLY	0.397%	2,500	(14)	0	(14)
Spain Government Bond 5.500% due 07/30/2017	0.465%	03/20/2013	HSBC	0.397%	1,700	5	0	5
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	JPM	0.397%	2,100	(11)	0	(11)
Ukraine Government International Bond 7.650% due 06/11/2013	0.730%	04/20/2009	HSBC	5.404%	500	(11)	0	(11)
VTB Capital S.A. 6.250% due 06/30/2035	1.700%	12/20/2008	DUB	7.592%	200	(2)	0	(2)

						$(679)	$0	$(679)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	BCLY		$300	$22	$(2)	$24
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	BOA		6,200	448	(44)	492
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	GSC		1,200	86	(8)	94
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	JPM		700	50	(5)	55
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	MSC		1,500	109	(10)	119
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	UBS		1,000	72	(7)	79
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	CSFB		200	14	1	13
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	DUB		5,800	417	44	373
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	GSC		19,800	1,423	481	942
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	DUB		1,600	87	60	27
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY		900	5	(7)	12
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB		2,900	17	41	(24)
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC		2,200	4	(74)	78
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	MSC		500	1	(7)	8
iTraxx Europe 9 Index	(1.750%)	06/20/2018	DUB	EUR	3,700	(205)	(348)	143
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BCLY		1,100	84	(7)	91
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BNP		500	38	(4)	42
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	HSBC		100	8	(1)	9
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	JPM		300	23	(2)	25
iTraxx Europe Senior Financials 9 Index	(1.750%)	06/20/2018	DUB		200	(12)	(16)	4

						$2,691	$85	$2,606

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	CSFB	$400	$(165)	$(120)	$(45)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	DUB	500	(154)	(153)	(1)

					$(319)	$(273)	$(46)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	125

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	600	$(19)	$(11)	$(8)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		700	(22)	(13)	(9)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		900	(23)	(9)	(14)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		2,100	(52)	(21)	(31)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		200	(5)	(1)	(4)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		1,600	(40)	(42)	2
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		200	(14)	(8)	(6)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	DUB		1,600	52	(18)	70
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	1,000	0	(1)	1
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		1,000	0	(1)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		$6,900	(276)	(207)	(69)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		20,200	(809)	(828)	19
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		16,100	(613)	(332)	(281)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		1,700	(64)	(56)	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		10,900	(415)	(139)	(276)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CSFB		2,000	(76)	(32)	(44)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		1,900	(72)	5	(77)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		14,400	(548)	(343)	(205)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		8,700	(331)	(197)	(134)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		4,300	(163)	21	(184)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		2,100	(77)	(42)	(35)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		300	(11)	2	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		4,800	(214)	131	(345)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		6,900	(308)	122	(430)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		5,000	(223)	12	(235)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	15,400	306	(24)	330
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	UBS		17,000	270	(66)	336
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	DUB		1,400	(19)	(13)	(6)
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	HSBC		1,000	(13)	(8)	(5)
Pay	6-Month AUD Bank Bill	7.000%	06/15/2014	UBS		2,800	71	64	7
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	CITI		3,900	67	(26)	93
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	UBS		200	3	(1)	4
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	7,800	(97)	(77)	(20)
Pay	6-Month EUR-LIBOR	4.750%	12/17/2010	GSC		3,500	23	(10)	33
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		2,000	4	3	1
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	CITI		15,000	31	(47)	78
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		1,500	3	(4)	7
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		9,200	(353)	(225)	(128)
Pay	6-Month EUR-LIBOR	4.450%	03/18/2014	BCLY		1,700	(16)	0	(16)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY		1,600	(10)	(16)	6
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP		9,000	(56)	3	(59)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		4,600	(28)	(29)	1
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		3,900	(24)	(38)	14
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	JPM		5,900	(94)	(101)	7
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		400	(4)	(29)	25
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		400	(4)	(29)	25
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		1,000	60	(9)	69
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		3,100	(332)	(190)	(142)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	MSC		1,700	(182)	(115)	(67)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	RBS		3,100	(332)	(130)	(202)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2012	GSC	GBP	900	0	(6)	6
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		5,800	(79)	20	(99)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		3,500	(47)	34	(81)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC		2,400	(32)	8	(40)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		13,900	(59)	(17)	(42)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		1,300	19	0	19
Pay	6-Month GBP-LIBOR	5.000%	03/18/2016	RBS		4,000	(4)	0	(4)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		200	(13)	(1)	(12)
Receive	6-Month GBP-LIBOR	5.000%	12/16/2019	CITI		200	(2)	(3)	1
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		300	25	8	17
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(27)	(13)	(14)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		800	(23)	(25)	2
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		600	(101)	(68)	(33)
Receive	6-Month JPY-LIBOR	1.300%	12/17/2010	DUB	JPY	200,000	(6)	4	(10)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		340,000	(13)	(5)	(8)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	BNP		570,000	35	10	25
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	DUB		1,060,000	65	21	44
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		950,000	58	(22)	80
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	MSC		380,000	52	(22)	74
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		740,000	(195)	(89)	(106)
Receive	6-Month JPY-LIBOR	2.500%	12/20/2027	DUB		60,000	(36)	(9)	(27)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		150,000	(70)	16	(86)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		150,000	(220)	(67)	(153)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$1,000	(23)	5	(28)

126	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	3,000	$(24)	$(3)	$(21)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		6,300	(49)	(6)	(43)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		3,500	(16)	4	(20)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		500	(20)	0	(20)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		600	(25)	0	(25)
Pay	France CPI ex-Tobacco Index	1.940%	04/10/2012	RBS		500	(22)	0	(22)
Pay	France CPI ex-Tobacco Index	2.080%	06/15/2012	GSC		1,600	(61)	0	(61)

							$(5,962)	$(3,351)	$(2,611)

(i)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	23	$0	$0
Call - CBOT U.S. Treasury 5-Year Note December Futures	126.000	11/21/2008	33	1	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	226	4	4
Call - CBOT U.S. Treasury 30-Year Bond December Futures	140.000	11/21/2008	73	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	95.000	11/21/2008	82	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	285	5	5
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	163	3	3
Put - CBOT U.S. Treasury 30-Year Bond December Futures	91.000	11/21/2008	20	0	0

				$15	$14

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	11,000	$58	$60
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$8,000	43	64
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		6,400	68	47
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		18,700	186	455
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		4,300	46	32
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,000	22	15
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		9,300	93	226
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		21,500	252	331
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		5,400	54	40
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		8,000	91	59
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		52,200	541	405
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009		7,300	77	79
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		4,000	41	97
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		23,000	243	476

								$1,815	$2,386

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD	$1.375	05/21/2010	EUR	2,400	$116	$235
Put - OTC EUR versus USD	1.375	05/21/2010		2,400	116	181

					$232	$416

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 10/01/2038	$107.000	10/07/2008	$10,000	$1	$0
Call - OTC Fannie Mae 6.500% due 10/01/2038	107.000	10/07/2008	26,000	3	0
Call - OTC Fannie Mae 6.500% due 12/01/2038	107.500	12/04/2008	1,000	0	0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	117.500	12/12/2008	4,400	1	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	2,000	0	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	2,500	0	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	76.000	11/12/2008	7,000	1	0
Put - OTC Ginnie Mae 6.000% due 12/01/2038	81.000	12/11/2008	9,900	1	0
Put - OTC Ginnie Mae 6.500% due 10/01/2038	91.000	10/15/2008	29,000	4	1

				$11	$1

See Accompanying Notes	Semiannual Report	September 30, 2008	127

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

(j)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	800	$18	$2
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		1,400	36	3
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		3,000	40	73
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		3,000	40	11
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		3,500	52	47
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$3,000	44	60
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		1,200	30	25
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		1,200	39	33
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	166	371
Call - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		1,900	29	79
Put - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		1,900	30	14
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		1,400	46	39
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		700	23	19
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		3,100	84	186
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		7,200	242	316
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		1,800	59	50
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		22,700	545	534
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		2,700	91	75
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009		2,400	73	77
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		1,300	36	78
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		7,700	224	407

								$1,947	$2,499

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Premium	Value
Put - OTC EUR versus USD	$1.390	10/07/2008	EUR	2,144	$19	$22
Put - OTC GBP versus USD	1.710	10/10/2008	GBP	1,774	17	6

					$36	$28

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$96.922	10/24/2008	$6,000	$51	$13
Put - OTC Fannie Mae 5.500% due 11/01/2038	98.344	10/24/2008	2,000	13	0
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.406	10/24/2008	3,000	17	6

				$81	$19

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	426	$83,100	AUD	3,900	EUR	6,300	GBP	0	$1,967
Sales	709	43,500		0		10,344		1,774	1,135
Closing Buys	(300)	(34,600)		(3,900)		0		0	(433)
Expirations	(835)	(14,600)		0		(2,800)		0	(605)
Exercised	0	0		0		0		0	0

Balance at 09/30/2008	0	$77,400	AUD	0	EUR	13,844	GBP	1,774	$2,064

(k)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos., LLC	3.416%	10/02/2009	06/06/2008	$484	$463	0.17%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	451	387	0.14%

				$935	$850	0.31%

128	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(l)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$9,500	$9,487	$9,463
Fannie Mae	5.500%	11/01/2038	3,000	2,938	2,983
Fannie Mae	6.000%	10/01/2038	4,500	4,519	4,554
Fannie Mae	6.500%	10/01/2038	25,000	25,696	25,621
U.S. Treasury Bonds	4.500%	02/15/2036	6,500	6,741	6,572
U.S. Treasury Bonds	5.000%	05/15/2037	800	903	904
U.S. Treasury Notes	2.500%	03/31/2013	700	687	689
U.S. Treasury Notes	3.000%	02/15/2009	300	301	303
U.S. Treasury Notes	3.125%	04/30/2013	4,800	4,814	4,879
U.S. Treasury Notes	3.500%	02/15/2018	600	585	591
U.S. Treasury Notes	4.250%	08/15/2013	8,800	9,321	9,342
U.S. Treasury Notes	5.125%	05/15/2016	6,100	6,752	6,835

				$72,744	$72,736

(6)	Market value includes $213 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	3,243	04/2009	$0	$(17)	$(17)
Buy	AUD	BCLY	170	10/2008	0	(10)	(10)
Sell		BCLY	80	10/2008	0	0	0
Buy		DUB	416	10/2008	0	(3)	(3)
Buy		UBS	380	10/2008	0	(2)	(2)
Sell		UBS	3,562	10/2008	245	0	245
Buy	BRL	BCLY	854	10/2008	0	(9)	(9)
Sell		HSBC	854	10/2008	24	0	24
Sell		CITI	203	12/2008	6	0	6
Buy		HSBC	5,624	12/2008	0	(329)	(329)
Sell		HSBC	1,151	12/2008	20	0	20
Buy		JPM	343	12/2008	0	(2)	(2)
Sell		JPM	1,029	12/2008	21	0	21
Sell		MSC	2,054	12/2008	57	0	57
Buy		RBC	27	12/2008	0	(1)	(1)
Buy		UBS	1,401	12/2008	0	(31)	(31)
Sell		UBS	2,959	12/2008	81	0	81
Sell		RBC	27	06/2009	1	0	1
Sell	CAD	RBC	3,275	10/2008	35	0	35
Buy	CLP	MSC	8,300	12/2008	0	(2)	(2)
Buy		JPM	18,098	05/2009	0	(6)	(6)
Buy	CNY	BCLY	4,820	11/2008	0	(8)	(8)
Buy		BCLY	7,358	05/2009	0	(65)	(65)
Buy		CITI	11,550	05/2009	0	(102)	(102)
Buy		HSBC	2,647	05/2009	0	(18)	(18)
Sell		HSBC	529	05/2009	2	0	2
Buy		JPM	5,097	05/2009	0	(41)	(41)
Buy		MSC	2,317	05/2009	0	(19)	(19)
Buy		BCLY	385	07/2009	0	(5)	(5)
Buy		DUB	5,831	07/2009	0	(64)	(64)
Buy		HSBC	1,806	07/2009	0	(19)	(19)
Buy		JPM	1,624	07/2009	0	(18)	(18)
Buy		BCLY	2,234	05/2010	0	(39)	(39)
Buy		MLP	2,519	05/2010	0	(43)	(43)
Buy	DKK	RBS	27,613	10/2008	0	(124)	(124)
Sell		MSC	40,063	12/2008	151	0	151
Sell	EUR	CITI	23,975	10/2008	0	(78)	(78)
Buy		DUB	471	10/2008	6	0	6
Buy		HSBC	854	10/2008	0	(58)	(58)
Buy		UBS	370	10/2008	4	0	4
Sell		UBS	25,930	10/2008	1,447	0	1,447
Buy	GBP	BCLY	390	10/2008	0	(31)	(31)
Buy		HSBC	304	10/2008	0	(22)	(22)
Buy		MSC	91	10/2008	0	(6)	(6)
Sell		UBS	878	10/2008	70	0	70
Sell		UBS	1,910	11/2008	66	0	66
Buy	HKD	DUB	64	10/2008	0	0	0
Buy	HUF	BNP	273	11/2008	0	0	0
Sell	INR	BCLY	13,498	11/2008	17	0	17
Buy		DUB	8,103	11/2008	0	(27)	(27)
Sell		DUB	14,176	11/2008	18	0	18

See Accompanying Notes	Semiannual Report	September 30, 2008	129

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	HSBC	20,559	11/2008	$0	$(69)	$(69)
Buy		JPM	23,264	11/2008	0	(83)	(83)
Sell		JPM	16,750	11/2008	21	0	21
Sell	JPY	BCLY	353,553	10/2008	14	0	14
Sell		DUB	1,761,462	10/2008	0	(314)	(314)
Buy		MLP	62,568	10/2008	0	(6)	(6)
Buy		RBS	134,177	10/2008	0	(17)	(17)
Sell		UBS	75,959	10/2008	6	0	6
Sell		BCLY	97,407	11/2008	2	0	2
Sell	KRW	MLP	64,524	11/2008	3	0	3
Sell		BCLY	294,602	02/2009	34	0	34
Buy		MLP	350,618	02/2009	0	(51)	(51)
Buy	MXN	BCLY	18	11/2008	0	0	0
Sell		CITI	185	11/2008	1	0	1
Buy		HSBC	18	11/2008	0	0	0
Buy		JPM	18	11/2008	0	0	0
Buy		RBC	131	11/2008	0	(1)	(1)
Buy		CITI	185	05/2009	0	(1)	(1)
Buy	MYR	BCLY	3,786	11/2008	0	(99)	(99)
Sell		BCLY	3,686	11/2008	10	(4)	6
Buy		CITI	4,808	11/2008	0	(139)	(139)
Buy		DUB	5,231	11/2008	0	(152)	(152)
Sell		HSBC	1,623	11/2008	2	0	2
Sell		JPM	769	11/2008	6	0	6
Sell		MLP	1,367	11/2008	0	(2)	(2)
Buy	PHP	HSBC	8,000	11/2008	0	(11)	(11)
Buy		JPM	8,600	11/2008	0	(10)	(10)
Buy		BCLY	2,000	02/2009	0	(2)	(2)
Buy		DUB	1,000	02/2009	0	(1)	(1)
Buy		HSBC	2,440	02/2009	0	(3)	(3)
Buy		JPM	3,372	02/2009	0	(3)	(3)
Buy		MLP	800	02/2009	0	(1)	(1)
Buy		MSC	2,600	02/2009	0	(3)	(3)
Buy		RBS	700	02/2009	0	(1)	(1)
Buy		LEH	500	12/2010	0	(1)	(1)
Sell		LEH	500	12/2010	0	0	0
Buy	PLN	HSBC	22	05/2009	0	(1)	(1)
Sell	RUB	BCLY	22,832	11/2008	35	0	35
Buy		DUB	27,528	11/2008	0	(37)	(37)
Sell		DUB	11,450	11/2008	20	0	20
Buy		HSBC	22,093	11/2008	0	(38)	(38)
Sell		HSBC	15,984	11/2008	22	0	22
Sell		JPM	1,206	11/2008	2	0	2
Buy		HSBC	2,431	05/2009	0	(7)	(7)
Buy	SAR	JPM	2,722	04/2009	0	(11)	(11)
Sell	SEK	RBS	24,981	10/2008	162	0	162
Buy	SGD	BCLY	44	10/2008	0	(1)	(1)
Buy		DUB	20	10/2008	0	(1)	(1)
Buy		JPM	130	10/2008	0	(4)	(4)
Buy		UBS	40	10/2008	0	(1)	(1)
Buy		BCLY	73	11/2008	0	(2)	(2)
Sell		BCLY	1,098	11/2008	2	0	2
Buy		BOA	27	11/2008	0	(1)	(1)
Buy		CITI	363	11/2008	0	(5)	(5)
Sell		DUB	732	11/2008	8	0	8
Buy		HSBC	155	11/2008	0	(6)	(6)
Buy		JPM	979	11/2008	0	(18)	(18)
Buy		UBS	261	11/2008	0	(2)	(2)
Buy	TWD	BCLY	5,356	02/2009	0	(8)	(8)
Buy		DUB	2,300	02/2009	0	(4)	(4)
Sell		HSBC	13,073	02/2009	13	0	13
Buy		MLP	3,800	02/2009	0	(5)	(5)
Buy		MSC	2,400	02/2009	0	(4)	(4)
Buy		UBS	1,200	02/2009	0	(2)	(2)
Buy	ZAR	UBS	216	12/2008	0	0	0
Sell		UBS	220	12/2008	1	0	1

					$2,635	$(2,331)	$304

130	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$558,311	$2,688	$560,999
Short Sales, at value	0	(72,523)	0	(72,523)
Other Financial Instruments ++	(695)	(476)	(628)	(1,799)

Total	$(695)	$485,312	$2,060	$486,677

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$951	$4,745	$5	$3	$(2,095)	$(921)	$2,688
Other Financial Instruments ++	2	0	0	0	(288)	(342)	(628)

Total	$953	$4,745	$5	$3	$(2,383)	$(1,263)	$2,060

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	131

Schedule of Investments  GNMA Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.5%

Morgan Stanley
4.904% due 05/14/2010	$4,000	$2,922

Total Corporate Bonds & Notes (Cost $4,000)		2,922

U.S. GOVERNMENT AGENCIES 179.3%

Fannie Mae
4.000% due 08/01/2018 - 04/01/2023	3,418	3,268
4.500% due 03/01/2023 - 08/01/2023	14,465	14,112
5.000% due 01/01/2018 - 09/01/2038	106,748	104,281
5.000% due 04/01/2038 (f)	20,999	20,478
5.500% due 07/01/2021 - 10/01/2038	159,351	159,553
6.000% due 11/01/2028 - 10/01/2038	9,663	9,791
6.351% due 03/01/2018	12	12
6.500% due 09/01/2037 - 10/01/2038	2,207	2,264
9.000% due 07/01/2018	1	1

Federal Home Loan Bank
8.137% due 09/01/2040	13	13

Freddie Mac
4.500% due 06/01/2023	25,083	24,440
5.000% due 11/01/2036	4,359	4,254
5.208% due 05/01/2019	11	11
5.271% due 06/01/2030	16	16
5.500% due 04/01/2038 - 10/01/2038	4,270	4,250
5.700% due 05/01/2031	11	11
6.000% due 06/01/2038	200	203
7.500% due 08/15/2029 (a)	29	6

Ginnie Mae
2.688% due 01/16/2031 - 02/16/2032	2,872	2,870
2.738% due 08/16/2032	1,488	1,473
2.788% due 12/16/2026 - 08/16/2031	674	665
2.888% due 06/16/2027	192	192
2.938% due 11/16/2029	3,730	3,732
2.988% due 07/16/2028	127	127
3.000% due 05/16/2027 - 02/20/2034	4,475	4,422
3.038% due 04/16/2032	245	243
3.138% due 05/16/2029	427	425
3.586% due 01/16/2030 - 02/16/2030	11,456	11,600
3.625% due 02/20/2035	387	382
3.838% due 06/20/2030	1	1
4.500% due 08/20/2033 - 01/20/2034	2,856	2,782
4.750% due 01/20/2031 - 03/20/2032	325	327
5.000% due 09/15/2035 - 10/01/2038	87,414	85,735
5.125% due 12/20/2017 - 10/20/2030	13	13
5.250% due 02/20/2030	959	969
5.375% due 06/20/2021 - 05/20/2032	8,328	8,425
5.500% due 05/20/2016 - 10/01/2038	195,476	195,607

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 07/15/2033 - 09/15/2033 (f)	$49,184	$49,386
5.625% due 07/20/2018 - 09/20/2035	4,479	4,534
6.000% due 06/15/2009 - 10/01/2038	240,784	244,343
6.000% due 06/15/2038 (f)	45,283	46,028
6.500% due 12/15/2023 - 10/01/2038	132,724	135,802
7.500% due 10/15/2022 - 06/15/2033	4,245	4,528

Small Business Administration
5.600% due 03/01/2029	5,300	5,315
7.449% due 08/10/2010	25	26

Total U.S. Government Agencies (Cost $1,158,339)		1,156,916

U.S. TREASURY OBLIGATIONS 2.9%

U.S. Treasury Notes
4.000% due 08/15/2018	16,900	17,132
4.750% due 08/15/2017	1,300	1,413

Total U.S. Treasury Obligations (Cost $18,793)		18,545

MORTGAGE-BACKED SECURITIES 10.6%

Bear Stearns Commercial Mortgage Securities
5.405% due 12/11/2040	6,000	5,544
5.700% due 06/11/2050	4,000	3,410

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	6,882	5,480

Citigroup/Deutsche Bank Commercial Mortgage Trust
0.620% due 10/15/2048 (a)	174,007	3,078

Credit Suisse Mortgage Capital Certificates
0.775% due 09/15/2039 (a)	97,840	2,315
5.467% due 09/15/2039	12,200	10,752

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	63	58

GS Mortgage Securities Corp. II
0.987% due 01/10/2040 (a)	75,904	842

JPMorgan Alternative Loan Trust
2.970% due 06/27/2037	15,705	12,451

JPMorgan Chase Commercial Mortgage Securities Corp.
2.862% due 07/15/2019	7,066	6,728
5.305% due 01/15/2049	6,000	5,582

Merrill Lynch Countrywide Commercial Mortgage Trust
3.024% due 07/09/2009	8,000	7,297

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,703	1,523

Structured Asset Mortgage Investments, Inc.
3.360% due 09/19/2032	137	125

WaMu Mortgage Pass-Through Certificates
4.569% due 09/25/2033	3,454	3,453

Total Mortgage-Backed Securities (Cost $71,463)		68,638

ASSET-BACKED SECURITIES 7.6%

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	19	13

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Centex Home Equity
3.507% due 01/25/2032	$30	$28

Chase Issuance Trust
2.528% due 04/15/2013	698	672

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	29	25

Citibank Omni Master Trust
4.188% due 03/20/2013	5,000	4,990
4.288% due 12/23/2013	3,300	3,282

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,550	1,146

Ford Credit Auto Owner Trust
3.908% due 06/15/2012	6,000	5,848

Home Equity Asset Trust
3.807% due 11/25/2032	3	2

Massachusetts State Educational Financing Authority
2.864% due 10/25/2038	6,200	5,707

Saxon Asset Securities Trust
3.727% due 08/25/2032	12	12

SLM Student Loan Trust
4.173% due 04/25/2023	6,257	6,280

South Carolina Student Loan Corp.
3.311% due 09/02/2014	2,491	2,481
3.361% due 03/01/2018	6,500	6,354
3.561% due 03/02/2020	8,400	8,056
3.811% due 09/03/2024	4,300	4,096

Structured Asset Securities Corp.
3.497% due 01/25/2033	86	71

Total Asset-Backed Securities (Cost $50,553)		49,063

SHORT-TERM INSTRUMENTS 12.9%

COMMERCIAL PAPER 1.9%

Freddie Mac
2.500% due 11/24/2008	12,500	12,453

REPURCHASE AGREEMENTS 9.0%

Barclays Capital, Inc.
2.250% due 10/01/2008	58,000	58,000

(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $59,157. Repurchase proceeds are $58,004.)

U.S. TREASURY BILLS 2.0%
1.470% due 10/16/2008 - 12/26/2008 (b)(c)(d)(e)	13,100	13,004

Total Short-Term Instruments (Cost $83,515)		83,457

PURCHASED OPTIONS (i) 0.0%
(Cost $61)		6

Total Investments 213.8% (Cost $1,386,724)		$1,379,547

Other Assets and Liabilities (Net) (113.8%)		(734,169)

Net Assets 100.0%		$645,378

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $10,423 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

132	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(d)	Securities with an aggregate market value of $298 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(e)	Securities with an aggregate market value of $495 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $55,403 at a weighted average interest rate of 2.738%. On September 30, 2008, securities valued at $110,134 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $1,272 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	340	$112
U.S. Treasury 10-Year Note December Futures	Long	12/2008	18	(18)
U.S. Treasury 10-Year Note December Futures	Short	12/2008	14	26

				$120

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	(2.250%)	12/25/2035	UBS	$2,000	$1,852	$0	$1,852
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	GSC	500	245	0	245

					$2,097	$0	$2,097

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	2.550%	12/25/2035	BEAR	$2,000	$(1,851)	$0	$(1,851)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	(0.540%)	07/25/2045	BEAR	$3,000	$2,293	$390	$1,903
CMBX.NA AAA 4 Index	(0.350%)	02/17/2051	BCLY	2,500	226	205	21

					$2,519	$595	$1,924

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	DUB	$3,600	$(3,397)	$(1,935)	$(1,462)
ABX.HE BBB 06-2 Index	2.420%	05/25/2046	GSC	2,150	(2,021)	(623)	(1,398)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	RBS	2,250	(2,123)	(1,227)	(896)

					$(7,541)	$(3,785)	$(3,756)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	133

Schedule of Investments  GNMA Fund  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	$3,100	$(118)	$(99)	$(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI	2,300	(87)	(35)	(52)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB	3,700	(141)	(204)	63
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC	13,000	(495)	(525)	30
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM	1,150	(44)	(25)	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	14,600	(555)	(578)	23
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	33,400	(1,271)	(302)	(969)
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	5,000	373	10	363

						$(2,338)	$(1,758)	$(580)

(i)	Purchased options outstanding on September 30, 2008:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 12/01/2038	$72.000	12/04/2008	$127,000	$15	$0
Put - OTC Ginnie Mae 5.000% due 12/01/2038	72.000	12/11/2008	87,200	10	0
Put - OTC Ginnie Mae 5.500% due 12/01/2038	77.125	12/11/2008	35,000	4	2
Put - OTC Ginnie Mae 6.000% due 10/01/2038	85.000	10/15/2008	90,500	10	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	82.000	11/12/2008	185,000	22	4

				$61	$6

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (5)
Fannie Mae	5.000%	10/01/2023	$11,600	$11,662	$11,518
Fannie Mae	5.000%	10/01/2038	90,000	89,294	87,595
Fannie Mae	5.500%	10/01/2038	151,000	152,459	150,410
Fannie Mae	6.000%	10/01/2038	45,000	45,591	45,541
Fannie Mae	6.500%	10/01/2038	7,000	7,195	7,174
Freddie Mac	4.500%	12/01/2023	25,000	24,523	24,336
Ginnie Mae	5.500%	10/01/2038	10,900	10,973	10,892
Ginnie Mae	6.000%	10/01/2038	49,000	50,228	49,666
U.S. Treasury Notes	4.000%	08/15/2018	21,200	21,535	21,606
U.S. Treasury Notes	4.750%	08/15/2017	1,300	1,416	1,427

				$414,876	$410,165

(5)	Market value includes $124 of interest payable on short sales.

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,364,166	$15,381	$1,379,547
Short Sales, at value	0	(410,040)	0	(410,040)
Other Financial Instruments ++	120	(2,412)	245	(2,047)

Total	$120	$951,714	$15,626	$967,460

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$1,498	$13,959	$151	$(2)	$(225)	$0	$15,381
Other Financial Instruments ++	2,849	0	0	0	(2,604)	0	245

Total	$4,347	$13,959	$151	$(2)	$(2,829)	$0	$15,626

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

134	PIMCO Funds	See Accompanying Notes

Schedule of Investments High Yield Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.2%

AES Corp.
6.410% due 03/31/2010	$2,000	$1,900
6.410% due 04/30/2010	1,300	1,235
7.010% due 03/31/2010	2,700	2,565

Allison Transmission, Inc.
5.220% due 08/07/2014	2,711	2,253
5.240% due 08/07/2014	1,779	1,478
5.560% due 08/07/2014	404	336

Alltel Communications, Inc.
4.997% due 05/15/2015	11,000	10,633

Alltel Corp.
5.564% due 05/15/2015	6,000	5,797

Amadeus Global Travel Distribution S.A.
3.719% due 04/08/2012	3,371	2,697
4.486% due 04/08/2013	1,839	1,472
4.986% due 04/08/2014	1,817	1,463

Biomet, Inc.
6.762% due 03/25/2015	1,238	1,143

Calpine Corp.
5.685% due 03/29/2014	5,000	4,271

Community Health Systems, Inc.
4.000% due 07/25/2014	718	632
5.060% due 07/25/2014	10,644	9,366
5.954% due 07/25/2014	3,387	2,980

CSC Holdings, Inc.
4.569% due 03/30/2013	2,474	2,192
9.750% due 07/08/2013	7,850	7,536

Daimler Finance North America LLC
6.820% due 08/03/2012	61,906	42,050

Delphi Corp.
7.250% due 12/31/2008	1,000	977
8.500% due 12/31/2008	9,000	7,484

First Data Corp.
5.551% due 09/24/2014	545	468
5.552% due 09/24/2014	4,056	3,485
5.926% due 09/24/2014	3,866	3,316

Ford Motor Co.
5.490% due 12/16/2013	47,636	31,509

Georgia-Pacific Corp.
4.219% due 12/20/2012	354	314
4.551% due 12/20/2012	430	381
4.567% due 12/20/2012	4,956	4,392

Harrah’s Operating Co., Inc.
5.800% due 01/28/2015	980	790
6.762% due 01/28/2015	17	14

HCA, Inc.
6.012% due 11/18/2013	35,393	31,124

Headwaters, Inc.
8.270% due 04/30/2011	1,791	1,629

Health Management Associates, Inc.
5.512% due 02/28/2014	2,911	2,467

HealthSouth Corp.
4.990% due 03/10/2013	3,839	3,477
5.190% due 03/10/2013	71	64

Hertz Corp.
3.204% due 12/21/2012	795	710
3.990% due 12/21/2012	1,607	1,436
4.250% due 12/21/2012	2,262	2,021
4.690% due 12/21/2012	197	176

Idearc, Inc.
4.470% due 11/17/2014	340	201
4.800% due 11/17/2014	7,619	4,503

Ineos Group Holdings PLC
5.727% due 10/07/2012	1,626	1,358
5.952% due 10/07/2012	9,071	7,574

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Intelsat Bermuda Ltd.
5.291% due 02/01/2014	$20,750	$17,015

Las Vegas Sands Corp.
4.560% due 05/23/2014	1,653	1,258
5.520% due 05/23/2014	335	255

Lender Processing Services
6.204% due 06/18/2014	2,000	1,963

Local Insight
7.770% due 04/21/2015	4,750	4,140

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	15,720	11,224

Mylan Laboratories, Inc.
5.750% due 10/02/2014	3,367	3,140
7.062% due 10/02/2014	4,842	4,515

Northwest Airlines, Inc.
4.750% due 08/21/2013	4,410	3,813

NRG Energy, Inc.
2.701% due 02/01/2013	1,105	977
5.262% due 02/01/2013	3,190	2,819

NTL Investment
4.799% due 01/06/2013	1,627	1,488

Nuveen Investments, Inc.
5.469% due 11/01/2014	179	154
5.469% due 11/13/2014	3,629	3,124
5.472% due 11/01/2014	3,175	2,734

Nycomed A/S Term B2
5.051% due 12/20/2014	4,432	3,264

Nycomed A/S Term C2
5.801% due 12/20/2015	4,432	3,264

Quicksilver Resources, Inc.
7.750% due 08/05/2013	10,000	9,612

RH Donnelley Corp.
6.750% due 06/30/2011	1,380	1,226

Roundy’s Supermarket, Inc.
5.500% due 10/27/2011	9,327	8,550

Telesat Canada
5.580% due 10/31/2008	51	45
5.670% due 10/31/2008	258	232
5.670% due 10/22/2014	281	253
5.800% due 10/22/2014	2,938	2,641
5.800% due 10/31/2014	980	881
5.810% due 10/31/2008	28	25
5.810% due 10/22/2014	705	634
5.890% due 10/31/2014	84	76

Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014	3,197	2,709
6.302% due 10/10/2014	20,997	17,791
7.262% due 10/10/2014	231	196

Thompson Learning, Inc.
6.200% due 07/05/2014	28,413	23,370

Tribune Co.
5.412% due 05/30/2009	5,212	4,821
5.786% due 05/30/2014	4,834	2,574
5.786% due 06/04/2014	8,543	3,823

Univision Communications, Inc.
5.049% due 09/15/2014	17,852	11,577
6.250% due 09/15/2014	1,148	744

Verso Paper Holdings LLC
9.033% due 02/01/2013	986	917

VNU/Nielson Finance LLC
4.802% due 08/09/2013	5,404	4,691

Weather Investments II SARL
9.635% due 10/26/2014	3,000	2,950

West Corp.
8.500% due 10/24/2013	2,992	2,327

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wind Acquisition Finance S.A.
10.035% due 12/21/2011	$7,788	$7,746

Wrigley WM JR Co.
7.000% due 07/17/2014	8,500	8,355

Total Bank Loan Obligations (Cost $476,747)		395,782

CORPORATE BONDS & NOTES 77.2%

BANKING & FINANCE 19.4%

AES Ironwood LLC
8.857% due 11/30/2025	46,272	46,503

AES Red Oak LLC
8.540% due 11/30/2019	18,646	18,646
9.200% due 11/30/2029	2,795	2,739

American Express Bank FSB
5.500% due 04/16/2013	34,750	31,835

American Express Co.
7.000% due 03/19/2018	61,950	54,766

American Express Credit Corp.
5.875% due 05/02/2013	2,450	2,260

American General Finance Corp.
6.900% due 12/15/2017	8,200	3,807

American International Group, Inc.
2.833% due 01/29/2010	1,150	748
5.850% due 01/16/2018	18,900	9,501
8.175% due 05/15/2058	15,925	2,552
8.250% due 08/15/2018	52,100	30,310

ANZ National International Ltd.
6.200% due 07/19/2013	29,550	29,361

Bank of America Corp.
8.000% due 12/29/2049	113,025	89,581

Barclays Bank PLC
6.050% due 12/04/2017	19,175	17,865
7.434% due 09/29/2049	5,100	4,157
7.700% due 04/29/2049	48,525	42,764

Bear Stearns Cos. LLC
6.400% due 10/02/2017	2,825	2,643
6.950% due 08/10/2012	2,500	2,528
7.250% due 02/01/2018	1,000	964

Buffalo Thunder Development Authority
9.375% due 12/15/2014	2,650	1,126

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	4,643

Caelus Re Ltd.
9.061% due 06/07/2011	2,950	2,876

Citigroup Capital XXI
8.300% due 12/21/2077	17,075	12,726

Citigroup Funding, Inc.
2.080% due 08/31/2012	8,000	7,689

Citigroup, Inc.
5.500% due 04/11/2013	25,525	22,301
6.125% due 05/15/2018	11,775	9,766
8.400% due 04/29/2049	31,850	21,719

El Paso Performance-Linked Trust
7.750% due 07/15/2011	23,705	24,130

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	1,000	1,000
5.700% due 01/15/2010	1,625	1,245
7.000% due 10/01/2013	25,950	15,963
7.241% due 04/15/2012	7,000	6,472
7.375% due 10/28/2009	1,350	1,086
7.375% due 02/01/2011	3,704	2,463
7.800% due 06/01/2012	27,629	17,171
7.875% due 06/15/2010	500	382
8.000% due 12/15/2016	33,245	21,047

See Accompanying Notes	Semiannual Report	September 30, 2008	135

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.625% due 11/01/2010	$3,225	$2,288
12.000% due 05/15/2015	2,000	1,528

Forest City Enterprises, Inc.
7.625% due 06/01/2015	8,450	6,802

GMAC LLC
5.011% due 12/01/2014	500	231
5.850% due 01/14/2009	750	641
6.625% due 05/15/2012	1,925	816
6.750% due 12/01/2014	405	156
8.000% due 11/01/2031	19,010	7,174

Goldman Sachs Group, Inc.
3.011% due 03/02/2010	4,500	4,210
5.950% due 01/18/2018	13,050	10,784
6.150% due 04/01/2018	14,825	12,348
6.750% due 10/01/2037	42,700	28,520

HBOS PLC
6.750% due 05/21/2018	16,100	13,513

JPMorgan Chase & Co.
7.900% due 04/29/2049	32,050	27,054

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	16,830	15,452

KRATON Polymers LLC
8.125% due 01/15/2014	19,270	11,273

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	4,175	543
6.625% due 01/18/2012 (a)	1,375	179
6.750% due 12/28/2017 (a)	19,425	97
6.875% due 05/02/2018 (a)	18,975	2,467
7.500% due 05/11/2038 (a)	14,175	71

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	15,025	14,499
6.875% due 04/25/2018	37,875	33,566

Metropolitan Life Global Funding I
3.961% due 06/25/2010	5,000	4,994

Mirage Resorts, Inc.
7.250% due 08/01/2017	8,625	5,994

Morgan Stanley
2.902% due 05/07/2010	1,650	1,140
3.035% due 01/18/2011	2,325	1,516
4.904% due 05/14/2010	4,600	3,360
5.950% due 12/28/2017	53,100	33,316
6.000% due 04/28/2015	2,150	1,465

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	11,350	8,597

NSG Holdings LLC
7.750% due 12/15/2025	31,940	30,503

Nuveen Investments, Inc.
10.500% due 11/15/2015	2,350	1,821

Petroleum Export Ltd. II
6.340% due 06/20/2011	12,654	12,562

Petroplus Finance Ltd.
6.750% due 05/01/2014	1,750	1,488

Rabobank Capital Funding Trust
5.254% due 12/29/2049	8,035	6,932

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	16,050	11,972
7.640% due 03/31/2049	36,825	27,460

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	26,100	24,353

SLM Corp.
2.960% due 07/26/2010	5,950	4,515
5.000% due 04/15/2015	2,000	1,201
5.000% due 06/15/2018	1,000	550

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049	6,600	6,302

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Teco Finance, Inc.
6.572% due 11/01/2017	$5,734	$5,229

Tenneco, Inc.
8.125% due 11/15/2015	15,505	13,334
10.250% due 07/15/2013	4,050	4,182

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	6,003
7.500% due 07/18/2016	14,750	10,397

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,125	3,145
6.103% due 06/27/2012	7,000	6,294

UBS AG
2.789% due 07/23/2009	9,200	9,114
5.750% due 04/25/2018	26,825	23,372

UBS Preferred Funding Trust V
6.243% due 05/12/2049	9,200	7,095

Universal City Development Partners
11.750% due 04/01/2010	3,000	2,906

Universal City Florida Holding Co. I & II
7.551% due 05/01/2010	12,273	11,598
8.375% due 05/01/2010	7,900	7,663

Ventas Realty LP
6.500% due 06/01/2016	4,560	4,332
6.625% due 10/15/2014	4,325	4,174
6.750% due 04/01/2017	15,710	14,924
7.125% due 06/01/2015	10,250	10,224
9.000% due 05/01/2012	440	461

Wachovia Corp.
7.980% due 02/28/2049	100,900	42,226

Wells Fargo Capital XIII
7.700% due 12/29/2049	14,150	12,349

Wells Fargo Capital XV
9.750% due 12/29/2049	63,125	61,290

Wilmington Trust Co.
10.732% due 01/01/2013 (l)	4,960	5,281

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	14,351

		1,231,532

INDUSTRIALS 44.6%

Actuant Corp.
6.875% due 06/15/2017	14,780	14,189

Allied Waste North America, Inc.
5.750% due 02/15/2011	1,575	1,516
7.125% due 05/15/2016	5,975	5,602
7.250% due 03/15/2015	32,877	31,644

Allison Transmission, Inc.
11.000% due 11/01/2015	24,970	21,849

American Stores Co.
8.000% due 06/01/2026	32,000	30,100

AmeriGas Partners LP
7.125% due 05/20/2016	32,745	29,470
7.250% due 05/20/2015	21,570	19,737

ARAMARK Corp.
6.301% due 02/01/2015	3,950	3,476
8.500% due 02/01/2015	31,555	29,819

ArvinMeritor, Inc.
8.125% due 09/15/2015	47,765	37,018
8.750% due 03/01/2012	16,960	14,331

Berry Plastics Corp.
7.541% due 02/15/2015	20,100	17,990

Berry Plastics Holding Corp.
6.694% due 09/15/2014	1,165	821
8.875% due 09/15/2014	31,280	24,555

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Biomet, Inc.
10.000% due 10/15/2017	$36,417	$37,327
10.375% due 10/15/2017 (b)	30,440	30,288
11.625% due 10/15/2017	83,412	84,246

Bombardier, Inc.
6.750% due 05/01/2012	6,000	5,790

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	19,225	5,864

C8 Capital SPV Ltd.
6.640% due 12/29/2049	700	649
6.640% due 12/31/2049	3,800	3,563

Cascades, Inc.
7.250% due 02/15/2013	23,360	18,338

CCO Holdings LLC
8.750% due 11/15/2013	56,101	49,088

Celestica, Inc.
7.625% due 07/01/2013	7,000	6,405
7.875% due 07/01/2011	38,339	37,381

Chart Industries, Inc.
9.125% due 10/15/2015	8,865	9,131

Charter Communications Operating LLC
8.375% due 04/30/2014	2,675	2,374

Chesapeake Energy Corp.
6.875% due 01/15/2016	5,609	5,146
7.000% due 08/15/2014	12,210	11,477
7.250% due 12/15/2018	7,520	6,956
7.500% due 09/15/2013	2,950	2,869
7.500% due 06/15/2014	13,505	12,999
7.625% due 07/15/2013	4,280	4,109

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	4,883	3,687

Citic Resources Finance Ltd.
6.750% due 05/15/2014	2,975	2,268

Clorox Co.
4.200% due 01/15/2010	7,350	7,267

Colorado Interstate Gas Co.
5.950% due 03/15/2015	2,450	2,243

Community Health Systems, Inc.
8.875% due 07/15/2015	60,702	57,970

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	11,025	10,584
7.750% due 05/15/2017	9,595	9,163

Continental Airlines, Inc.
6.920% due 04/02/2013 (l)	16,025	14,602
7.373% due 06/15/2017	1,048	786
7.566% due 09/15/2021	2,729	2,210

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	18,495	14,981

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	2,625	2,599
7.750% due 11/15/2015	20,045	19,644

CSC Holdings, Inc.
6.750% due 04/15/2012	5,935	5,468
7.625% due 04/01/2011	45,020	43,444
7.625% due 07/15/2018	26,675	23,341
7.875% due 02/15/2018	1,525	1,350
8.500% due 06/15/2015	1,075	1,004

DaVita, Inc.
7.250% due 03/15/2015	26,171	24,993

Delta Air Lines, Inc.
7.779% due 07/02/2013	7,855	7,227

Dex Media West LLC
9.875% due 08/15/2013	25,739	16,023

Dex Media, Inc.
8.000% due 11/15/2013	5,500	2,558

136	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DirecTV Holdings LLC
8.375% due 03/15/2013	$1,975	$1,960

Dynegy Holdings, Inc.
6.875% due 04/01/2011	9,555	8,743
7.125% due 05/15/2018	6,005	4,564
7.500% due 06/01/2015	13,250	11,262
7.625% due 10/15/2026	3,985	2,929
8.750% due 02/15/2012	1,500	1,425

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	28,609	28,913

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	20,010	18,159

EchoStar DBS Corp.
6.375% due 10/01/2011	4,075	3,759
6.625% due 10/01/2014	1,525	1,228
7.000% due 10/01/2013	16,305	14,145
7.125% due 02/01/2016	79,629	64,300

El Paso Corp.
6.875% due 06/15/2014	650	603
7.000% due 05/15/2011	625	627
7.000% due 06/15/2017	39,020	35,032
7.250% due 06/01/2018	13,900	12,996
7.420% due 02/15/2037	1,375	1,100
7.750% due 06/15/2010	6,975	7,094
7.800% due 08/01/2031	29,497	24,949
8.050% due 10/15/2030	5,285	4,601

Enterprise Products Operating LP
7.034% due 01/15/2068	4,840	3,906
8.375% due 08/01/2066	29,815	27,661

Ferrellgas Partners LP
6.750% due 05/01/2014	2,950	2,419
7.240% due 08/01/2010 (l)	26,000	25,198
8.750% due 06/15/2012	11,920	10,251
8.870% due 08/01/2009 (l)	12,250	12,222

First Data Corp.
9.875% due 09/24/2015	96,825	76,129

Ford Motor Co.
7.125% due 11/15/2025	8,722	3,489
7.500% due 08/01/2026	20,800	8,736
9.215% due 09/15/2021	1,225	588

Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015	12,615	12,100
8.250% due 04/01/2015	13,075	12,862
8.375% due 04/01/2017	39,080	38,551

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	33,420	23,227
9.125% due 12/15/2014 (b)	9,215	5,852

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	25,050	25,426

Gaz Capital S.A.
8.146% due 04/11/2018	13,375	11,770

General Motors Corp.
7.400% due 09/01/2025	600	219
7.700% due 04/15/2016	4,230	1,703
8.250% due 07/15/2023	25,895	10,293

Georgia-Pacific LLC
7.000% due 01/15/2015	5,265	4,817
7.125% due 01/15/2017	12,800	11,488
7.250% due 06/01/2028	13,550	10,772
7.375% due 12/01/2025	28,210	22,921
7.750% due 11/15/2029	250	208
8.000% due 01/15/2024	62,090	54,950
9.500% due 12/01/2011	3,905	3,885

Goodyear Tire & Rubber Co.
6.678% due 12/01/2009	3,050	3,004
9.000% due 07/01/2015	22,238	22,127

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	31,143	16,039

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HCA, Inc.
7.190% due 11/15/2015	$21,417	$17,205
8.750% due 09/01/2010	2,853	2,824
9.000% due 12/15/2014	4,246	3,875
9.125% due 11/15/2014	16,145	15,741
9.250% due 11/15/2016	130,505	127,242
9.625% due 11/15/2016 (b)	575	548

Health Management Associates, Inc.
6.125% due 04/15/2016	3,715	2,991

Hertz Corp.
8.875% due 01/01/2014	68,886	59,759

Ineos Group Holdings PLC
8.500% due 02/15/2016	42,206	23,002

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,246

Intergen NV
9.000% due 06/30/2017	31,333	31,490

JET Equipment Trust
7.630% due 08/15/2012 (a)	1,431	5
9.410% due 06/15/2010 (a)	703	541
10.000% due 06/15/2012 (a)	5,326	4,207

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	16,939	17,362

Legrand France S.A.
8.500% due 02/15/2025	16,900	16,965

Lender Processing Services, Inc.
8.125% due 07/01/2016	400	392

Mattel, Inc.
3.219% due 06/15/2009	5,500	5,486

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,000	998

MGM Mirage
6.875% due 04/01/2016	24,365	17,847

Nalco Co.
8.875% due 11/15/2013	24,590	24,651

New Albertson’s, Inc.
6.570% due 02/23/2028	500	398
7.450% due 08/01/2029	24,275	21,667
7.750% due 06/15/2026	580	535

Norampac Industries, Inc.
6.750% due 06/01/2013	13,879	10,479

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	21,635	19,796

Nortel Networks Ltd.
7.041% due 07/15/2011	23,035	15,491
10.125% due 07/15/2013	47,945	30,805
10.750% due 07/15/2016	4,085	2,522

Northwest Airlines, Inc.
7.691% due 10/01/2018	6,712	5,303

Northwest Pipeline GP
7.125% due 12/01/2025	4,300	4,088

OPTI Canada, Inc.
8.250% due 12/15/2014	15,220	13,698

Quebecor Media, Inc.
7.750% due 03/15/2016	58,982	51,904

Qwest Communications International, Inc.
6.304% due 02/15/2009	475	471
7.500% due 02/15/2014	103,309	89,879

Reynolds American, Inc.
7.750% due 06/01/2018	4,555	4,501

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	3,604
8.875% due 01/15/2016	74,995	25,873
8.875% due 10/15/2017	33,005	11,387

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

RH Donnelley, Inc.
11.750% due 05/15/2015	$7,295	$4,486

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	10,840	10,352

Roundy’s, Inc.
5.500% due 10/27/2011	25	23
6.750% due 10/27/2011	466	427

Royal Caribbean Cruises Ltd.
7.250% due 06/15/2016	4,000	3,340
7.250% due 03/15/2018	4,925	3,965

SandRidge Energy, Inc.
6.416% due 04/01/2014	2,000	1,883
8.000% due 06/01/2018	1,300	1,124
8.625% due 04/01/2015	59,100	53,190

Sanmina-SCI Corp.
8.125% due 03/01/2016	16,655	14,240

Seagate Technology HDD Holdings
6.375% due 10/01/2011	25,765	25,443

SemGroup LP
8.750% due 11/15/2015 (a)	46,350	4,867

Sensata Technologies BV
8.000% due 05/01/2014	45,525	38,696

Service Corp. International
6.750% due 04/01/2015	2,200	1,930
7.375% due 10/01/2014	3,320	3,038
7.625% due 10/01/2018	5,275	4,747

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,382

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	5,300	4,426

Sonat, Inc.
7.000% due 02/01/2018	7,109	6,265

Station Casinos, Inc.
7.750% due 08/15/2016	12,068	6,607

Suburban Propane Partners LP
6.875% due 12/15/2013	14,657	13,045

Sungard Data Systems, Inc.
9.125% due 08/15/2013	52,866	47,844

SUPERVALU, Inc.
7.500% due 11/15/2014	4,000	3,900

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (l)	10,000	9,429

TRW Automotive, Inc.
7.000% due 03/15/2014	32,400	26,892
7.250% due 03/15/2017	19,935	15,848

United Airlines, Inc.
6.071% due 03/01/2013 (a)	1,193	1,123
6.201% due 12/31/2049 (a)	880	853
6.602% due 03/01/2015 (a)	1,112	1,078
7.032% due 10/01/2010	998	978

United Rentals North America, Inc.
6.500% due 02/15/2012	27,280	22,915

Unitymedia GmbH
10.375% due 02/15/2015	11,350	10,839

Verso Paper Holdings LLC
6.551% due 08/01/2014	2,805	2,328
9.125% due 08/01/2014	29,120	25,189

Videotron Ltee
9.125% due 04/15/2018	1,500	1,522

Waste Management, Inc.
6.875% due 05/15/2009	14,400	14,443

West Corp.
9.500% due 10/15/2014	30,345	23,366
11.000% due 10/15/2016	4,325	3,136

See Accompanying Notes	Semiannual Report	September 30, 2008	137

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Willamette Industries, Inc.
6.450% due 08/19/2009	$10,650	$10,661

Williams Cos., Inc.
6.375% due 10/01/2010	5,610	5,501
7.625% due 07/15/2019	9,340	9,207

Williams Partners LP
7.250% due 02/01/2017	6,100	5,678

Windstream Corp.
8.125% due 08/01/2013	5,000	4,775
8.625% due 08/01/2016	41,325	38,329

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	28,215	24,194

Xerox Corp.
7.125% due 06/15/2010	6,770	6,929

		2,824,942

UTILITIES 13.2%

AES Corp.
7.750% due 03/01/2014	3,950	3,693
7.750% due 10/15/2015	1,725	1,574
8.000% due 10/15/2017	12,345	11,203
8.000% due 06/01/2020	4,575	4,026
8.875% due 02/15/2011	730	723

Cablevision Systems Corp.
4.569% due 03/30/2013	6	6

Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028	2,000	1,430

Cincinnati Bell, Inc.
7.000% due 02/15/2015	1,530	1,293
7.250% due 07/15/2013	5,510	4,986

CMS Energy Corp.
3.741% due 01/15/2013	5,500	4,867

Edison Mission Energy
7.000% due 05/15/2017	4,000	3,620
7.200% due 05/15/2019	1,670	1,478
7.750% due 06/15/2016	5,620	5,311

Energy Future Holdings Corp.
10.875% due 11/01/2017	115,430	104,753
11.250% due 11/01/2017 (b)	4,400	3,740

Frontier Communications Corp.
6.250% due 01/15/2013	2,375	2,235
6.625% due 03/15/2015	2,045	1,708
7.000% due 11/01/2025	1,650	1,015
7.125% due 03/15/2019	38,045	30,436
7.450% due 07/01/2035	5,460	3,358
7.875% due 01/15/2027	1,875	1,416
9.000% due 08/15/2031	22,010	16,948
9.250% due 05/15/2011	675	678

Hawaiian Telcom Communications, Inc.
8.486% due 05/01/2013	5,865	1,144
9.750% due 05/01/2013	24,985	5,122

Homer City Funding LLC
8.734% due 10/01/2026	11,692	11,925

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	7,910	7,594

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	32,120	27,784

Knight, Inc.
5.150% due 03/01/2015	2,718	2,317
6.500% due 09/01/2012	7,852	7,440

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	17,720	16,657

Midwest Generation LLC
8.560% due 01/02/2016	63,758	65,671

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

NGPL Pipe Co. LLC
7.119% due 12/15/2017	$25,610	$24,331

NRG Energy, Inc.
7.250% due 02/01/2014	18,245	16,968
7.375% due 02/01/2016	66,635	60,138
7.375% due 01/15/2017	27,170	24,793

Oncor Electric Delivery Co.
7.250% due 01/15/2033	1,000	820

PetroHawk Energy Corp.
7.875% due 06/01/2015	1,800	1,575

PSEG Energy Holdings LLC
8.500% due 06/15/2011	47,705	48,527

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	10,933	10,277
7.900% due 08/15/2010	4,430	4,308

Qwest Corp.
6.069% due 06/15/2013	4,915	4,202
7.200% due 11/10/2026	9,976	7,382
7.500% due 06/15/2023	12,355	9,760
8.875% due 03/15/2012	16,955	16,701

Reliant Energy, Inc.
6.750% due 12/15/2014	51,624	44,397

Sierra Pacific Resources
6.750% due 08/15/2017	5,905	5,424
7.803% due 06/15/2012	13,825	14,034

Sprint Capital Corp.
6.375% due 05/01/2009	12,800	12,546
6.900% due 05/01/2019	34,610	26,869
7.625% due 01/30/2011	5,150	4,689
8.750% due 03/15/2032	24,800	19,385

Sprint Nextel Corp.
6.000% due 12/01/2016	22,410	17,282

Telesat Canada
11.000% due 11/01/2015	10,900	8,774
12.500% due 11/01/2017	6,200	5,177

Tenaska Alabama Partners LP
7.000% due 06/30/2021	19,341	17,521

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	37,995	34,480
10.500% due 11/01/2016 (b)	3,180	2,711

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	30,909	28,745

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	3,206

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (l)	3,046	3,228

		834,401

Total Corporate Bonds & Notes (Cost $5,866,949)		4,890,875

CONVERTIBLE BONDS & NOTES 1.8%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	11,950	5,870

ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	913

Chesapeake Energy Corp.
2.250% due 12/15/2038	18,500	12,811
2.500% due 05/15/2037	10,425	10,021

Citigroup Funding, Inc.
1.080% due 08/31/2012	5,000	4,668

CMS Energy Corp.
2.875% due 12/01/2024	14,290	14,880

Deutsche Bank AG
0.000% due 10/24/2008	4,525	1,838
0.450% due 08/31/2012	8,000	9,448

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
1.700% due 10/15/2012	$7,200	$6,133

Mylan, Inc.
1.250% due 03/15/2012	12,175	9,420

Nortel Networks Corp.
1.750% due 04/15/2012	3,500	1,803
2.125% due 04/15/2014	11,900	5,757

NovaMed, Inc.
1.000% due 06/15/2012	200	173

Prudential Financial, Inc.
1.189% due 12/15/2037	16,550	15,704

Qwest Communications International, Inc.
3.500% due 11/15/2025	14,275	12,187

Total Convertible Bonds & Notes (Cost $143,994)		111,626

MUNICIPAL BONDS & NOTES 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	168

Total Municipal Bonds & Notes (Cost $278)		168

U.S. GOVERNMENT AGENCIES 21.6%

Fannie Mae
5.000% due 10/01/2033 - 11/01/2038	577,017	561,252
5.500% due 09/01/2017 - 10/01/2038	689,453	686,761
5.500% due 02/01/2038 (g)	62,659	62,552

Freddie Mac
5.000% due 12/14/2018	9,300	8,758
5.500% due 10/01/2038	40,000	39,744

Ginnie Mae
6.000% due 10/01/2038	10,000	10,136

Total U.S. Government Agencies (Cost $1,362,373)		1,369,203

MORTGAGE-BACKED SECURITIES 3.4%

American Home Mortgage Assets
3.397% due 05/25/2046	3,565	2,301
3.397% due 09/25/2046	1,530	938
3.417% due 10/25/2046	4,620	1,802
3.555% due 02/25/2047	1,611	810
3.775% due 11/25/2046	26,094	13,136
6.250% due 06/25/2037	11,246	6,874

American Home Mortgage Investment Trust
5.660% due 09/25/2045	1,410	961

Banc of America Funding Corp.
5.357% due 11/20/2035	642	602

Banc of America Mortgage Securities, Inc.
5.436% due 02/25/2036	618	538

BCAP LLC Trust
3.377% due 01/25/2037	2,320	1,432

Bear Stearns Adjustable Rate Mortgage Trust
5.010% due 01/25/2035	482	431
5.474% due 05/25/2047	3,812	3,211
5.732% due 02/25/2036	546	417

Bear Stearns Alt-A Trust
3.427% due 12/25/2046	371	113

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	1,611	1,380

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	399	379

138	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.666% due 07/25/2046	$1,163	$903
6.014% due 09/25/2037	7,519	5,259

Countrywide Alternative Loan Trust
3.377% due 01/25/2037	700	322
3.382% due 12/20/2046	8,180	4,988
3.397% due 09/25/2046	3,129	1,735
3.398% due 07/20/2046	3,843	2,372
3.417% due 07/25/2046	693	440
3.437% due 08/25/2046	1,318	543
3.457% due 09/25/2046	700	263
3.457% due 10/25/2046	505	214
3.467% due 06/25/2035	370	235
3.477% due 05/25/2036	558	229
3.537% due 11/20/2035	1,623	1,039
3.577% due 02/25/2037	32,222	14,348
3.855% due 12/25/2035	2,059	1,258
3.977% due 11/25/2035	828	541
5.417% due 10/25/2035	490	423
5.750% due 03/25/2037	500	344
5.898% due 02/25/2037	3,173	2,215
6.000% due 11/25/2036	2,856	2,037
6.500% due 11/25/2037	1,393	943

Countrywide Home Loan Mortgage Pass-Through Trust
3.507% due 04/25/2046	737	303
5.431% due 02/25/2047	603	395
5.547% due 04/20/2036	563	453
5.613% due 02/20/2036	638	427
5.620% due 03/25/2037	579	410
6.092% due 09/25/2047	836	649

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.588% due 10/25/2035	476	311
5.869% due 10/25/2036	700	455
5.886% due 10/25/2036	700	454

Downey Savings & Loan Association Mortgage Loan Trust
3.350% due 07/19/2045	523	255

Greenpoint Mortgage Funding Trust
3.407% due 10/25/2046	800	330
3.407% due 12/25/2046	600	219
3.417% due 10/25/2046	800	200
3.477% due 09/25/2035	732	306

GSR Mortgage Loan Trust
3.467% due 08/25/2046	638	192
5.178% due 01/25/2036	1,703	1,496

Harborview Mortgage Loan Trust
3.210% due 07/19/2046	3,114	1,942
3.230% due 09/19/2046	1,722	1,047
3.378% due 08/21/2036	830	511
3.705% due 12/19/2036	4,449	2,451
5.750% due 08/19/2036	6,711	4,604
5.903% due 08/19/2036	799	538

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	1,356	735

Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	700	453

Indymac Index Mortgage Loan Trust
3.397% due 09/25/2046	2,360	1,436
3.407% due 06/25/2047	1,428	868
3.417% due 05/25/2046	497	303
3.447% due 07/25/2035	483	316
3.477% due 06/25/2037	761	320
5.369% due 01/25/2036	478	374
5.425% due 09/25/2035	514	350
5.490% due 10/25/2035	484	328
5.647% due 11/25/2035	18,837	13,231
5.975% due 06/25/2036	700	512

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	4,342	3,399

Luminent Mortgage Trust
3.377% due 12/25/2036	1,810	1,106
3.387% due 12/25/2036	1,021	644
3.407% due 10/25/2046	801	497

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	$1,115	$705
3.507% due 05/25/2047	800	278
3.547% due 05/25/2047	600	215

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	1,510	1,080

Merrill Lynch Mortgage Investors, Inc.
4.863% due 12/25/2032	808	798

Morgan Stanley Capital I
5.544% due 11/12/2049	700	541
5.692% due 04/15/2049	1,100	937

Morgan Stanley Mortgage Loan Trust
3.517% due 01/25/2034	151	107
5.417% due 06/25/2036	589	505

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	600	461

Residential Accredit Loans, Inc.
3.387% due 06/25/2046	10,783	6,764
3.437% due 05/25/2037	957	327
3.457% due 08/25/2037	1,086	593
3.537% due 03/25/2037	13,067	7,129
5.665% due 09/25/2035	537	419
6.500% due 07/25/2037	21,596	12,898

Residential Asset Securitization Trust
3.657% due 12/25/2036	1,711	935
6.250% due 10/25/2036	1,900	1,057
6.500% due 08/25/2036	2,400	1,324

Sequoia Mortgage Trust
5.765% due 01/20/2047	742	639

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	800	741

Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036	700	317
5.375% due 11/25/2035	493	355
5.429% due 09/25/2036	700	590
6.000% due 10/25/2037	611	403

Structured Asset Mortgage Investments, Inc.
3.387% due 09/25/2047	6,184	3,839
3.397% due 07/25/2046	4,058	2,506
3.417% due 05/25/2046	2,746	1,688
3.427% due 05/25/2046	1,349	831
3.427% due 09/25/2047	46,379	12,794
3.467% due 05/25/2046	661	277
3.507% due 08/25/2036	900	319

Suntrust Alternative Loan Trust
3.557% due 04/25/2036	10,676	5,737

TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037	600	433

WaMu Mortgage Pass-Through Certificates
2.990% due 11/25/2034	1,281	813
3.427% due 07/25/2046	643	504
3.555% due 02/25/2047	4,259	2,243
3.555% due 03/25/2047	3,446	1,816
3.595% due 01/25/2047	1,786	972
3.615% due 04/25/2047	2,631	1,522
3.617% due 11/25/2045	600	247
3.617% due 12/25/2045	600	252
3.665% due 07/25/2047	910	525
3.675% due 12/25/2046	1,626	862
3.948% due 01/25/2047	500	337
4.489% due 09/25/2033	1,002	969
5.342% due 01/25/2037	1,252	995
5.468% due 02/25/2037	4,563	3,838
5.542% due 04/25/2037	933	695
5.609% due 12/25/2036	919	658
5.613% due 12/25/2036	2,551	2,003
5.668% due 05/25/2037	1,874	1,697
5.711% due 02/25/2037	2,263	1,671
5.868% due 02/25/2037	2,674	2,258
5.931% due 09/25/2036	1,283	999

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.615% due 04/25/2047		$930	$421
3.825% due 05/25/2046		955	556

Wells Fargo Mortgage-Backed Securities Trust
5.594% due 07/25/2036		1,687	1,363

Total Mortgage-Backed Securities (Cost $225,399)			215,554

ASSET-BACKED SECURITIES 1.3%

Carrington Mortgage Loan Trust
3.327% due 02/25/2037		2,277	2,177

Credit-Based Asset Servicing & Securitization LLC
3.317% due 04/25/2036		3,836	3,726

Ford Credit Auto Owner Trust
3.908% due 06/15/2012		10,600	10,332

Franklin Auto Trust
4.768% due 06/20/2012		2,975	2,957

GSAA Trust
3.507% due 05/25/2047		700	270

GSAMP Trust
2.592% due 03/25/2047		2,440	2,288
3.277% due 12/25/2036		705	650

Lehman XS Trust
3.427% due 04/25/2046		560	312
3.437% due 06/25/2046		715	295
3.437% due 08/25/2046		652	289
3.447% due 09/25/2046		803	326
3.447% due 11/25/2046		769	313

Massachusetts State Educational Financing Authority
2.864% due 10/25/2038		4,000	3,682

MASTR Asset-Backed Securities Trust
3.417% due 11/25/2036		3,200	1,289

Merrill Lynch First Franklin Mortgage Loan Trust
3.327% due 07/25/2037		21,300	13,447

Morgan Stanley Mortgage Loan Trust
3.437% due 02/25/2037		600	238
3.567% due 04/25/2037		800	404
5.750% due 04/25/2037		567	470
6.000% due 07/25/2047		579	385

Novastar Home Equity Loan
3.307% due 03/25/2037		4,408	4,140

RAAC Series 2007-SP2
3.607% due 06/25/2047		700	438

Residential Asset Securities Corp.
3.317% due 04/25/2037		2,572	2,379

Structured Asset Securities Corp.
3.357% due 05/25/2037		13,309	12,021
3.507% due 06/25/2035		26,302	17,663

Total Asset-Backed Securities (Cost $80,590)			80,491

FOREIGN CURRENCY-DENOMINATED ISSUES 3.6%

Amadeus Global Travel Distribution S.A.
6.515% due 07/01/2013	EUR	446	514
7.015% due 07/01/2014		446	517
7.090% due 04/08/2013		5,188	5,980
7.590% due 04/08/2014		5,188	6,007

American International Group, Inc.
5.112% due 04/26/2011		5,500	4,707

Bombardier, Inc.
7.250% due 11/15/2016		13,225	16,803

Credit Agricole S.A.
4.130% due 11/29/2049		2,800	2,703

See Accompanying Notes	Semiannual Report	September 30, 2008	139

Schedule of Investments  High Yield Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Motors Corp.
8.375% due 07/05/2033	EUR	5,000	$2,710
Intesa Sanpaolo SpA
8.047% due 06/29/2049		7,700	9,106
Lighthouse International Co. S.A.
8.000% due 04/30/2014		15,975	13,719
M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	4,133
Nordic Telephone Co. Holdings ApS
6.386% due 11/30/2013		3,385	4,414
6.636% due 11/30/2014		6,250	8,203
8.250% due 05/01/2016		18,275	21,611
OI European Group BV
6.875% due 03/31/2017		3,725	4,510
Prosieben Media AG
6.845% due 05/09/2015		4,000	4,221
Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	12,683
Royal Bank of Scotland Group PLC
9.644% due 04/06/2011	GBP	5,866	9,272
Sensata Technologies BV
11.250% due 01/15/2014	EUR	14,000	16,835
Telenet Bidco
7.892% due 08/01/2015		20,000	26,203
Unitymedia GmbH
8.750% due 02/15/2015		1,000	1,221
Unitymedia Hessen GmbH & Co. KG
7.836% due 04/15/2013		700	877
UPC Broadband Holding BV
6.513% due 12/31/2014		13,916	15,945
7.008% due 12/31/2014		5,500	6,302
UPC Holding BV
7.750% due 01/15/2014		8,025	9,179
8.625% due 01/15/2014		14,550	17,104
Virgin Media Finance PLC
8.750% due 04/15/2014		4,000	4,350

Total Foreign Currency-Denominated Issues (Cost $266,896)			229,829

	SHARES	VALUE (000S)
COMMON STOCKS 0.0%
Pride International, Inc. (c)	40,570	$1,201
Reliant Energy, Inc. (c)	46,518	342
U.S. Airways Group, Inc. ‘A’	12,224	0

Total Common Stocks (Cost $1,824)		1,543

CONVERTIBLE PREFERRED STOCKS 1.2%
American International Group, Inc.
8.500% due 08/01/2011	102,200	878
Bank of America Corp.
7.250% due 12/31/2049	50,650	42,305
Citigroup, Inc.
6.500% due 12/31/2049	136,550	5,633
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	83,800	6,976
General Motors Corp.
5.250% due 03/06/2032	1,414,035	12,903
Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)	6,700	5
Wachovia Corp.
7.500% due 12/31/2049	26,300	10,323

Total Convertible Preferred Stocks (Cost $123,396)		79,023

PREFERRED STOCKS 0.1%
Lehman Brothers Holdings, Inc.
3.327% due 05/30/2009 (a)	90,320	1,835
Merrill Lynch & Co., Inc.
3.327% due 05/20/2009	97,328	2,280

Total Preferred Stocks (Cost $9,277)		4,115

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 4.0%

CERTIFICATES OF DEPOSIT 0.2%
UBS AG
3.066% due 03/17/2009	$7,700	$7,700
Unicredito Italiano NY
3.088% due 05/15/2009	4,950	4,950

		12,650

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.100% due 10/01/2008	4,560	4,560
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $4,652. Repurchase proceeds are $4,560.)
1.000% due 10/01/2008	10,600	10,600
(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $10,817. Repurchase proceeds are $10,600.)

		15,160

U.S. TREASURY BILLS 3.6%
1.205% due 10/16/2008 - 12/26/2008 (d)(e)(f)	228,250	226,609

Total Short-Term Instruments (Cost $255,506)		254,419

PURCHASED OPTIONS (j) 1.3%
(Cost $47,088)		80,528

Total Investments 121.7% (Cost $8,860,317)		$7,713,156

Written Options (k) (1.1%) (Premiums $46,337)		(72,360)

Other Assets and Liabilities (Net) (20.6%)		(1,302,293)

Net Assets 100.0%		$6,338,503

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Non-income producing security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $4,724 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $215,552 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $50,000 at a weighted average interest rate of 3.000%. On September 30, 2008, securities valued at $54,151 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $19,999 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	865	$(337)
90-Day Eurodollar June Futures	Long	06/2009	3,540	4,545
90-Day Eurodollar March Futures	Long	03/2009	5,236	3,285
90-Day Eurodollar September Futures	Long	09/2009	3,143	3,191
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,570	4,199
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	2,219	4,885
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	202	573

				$20,341

140	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bombardier, Inc. 6.750% due 05/01/2012	(1.950%)	06/20/2012	RBS	1.827%	$6,000	$(28)	$0	$(28)
Chesapeake Energy Corp. 6.875% due 01/15/2016	(2.210%)	06/20/2017	RBS	3.621%	4,300	358	0	358
CMS Energy Corp. 6.875% due 12/15/2015	(1.550%)	03/20/2013	CSFB	2.030%	4,975	88	0	88
Flextronics International Ltd. 6.500% due 05/15/2013	(3.250%)	06/20/2013	GSC	3.546%	5,000	56	0	56
Ford Motor Co. 7.450% due 07/16/2031	(2.850%)	12/20/2008	MLP	10.419%	18,000	292	0	292
Gap, Inc. 10.050% due 12/15/2008	(1.020%)	09/20/2013	GSC	0.948%	10,000	(44)	0	(44)
HCA, Inc. 8.750% due 09/01/2010	(3.730%)	09/01/2010	BOA	3.600%	5,500	(29)	0	(29)
JPMorgan Chase & Co. 4.750% due 03/01/2015	(1.500%)	12/20/2018	DUB	1.400%	10,000	(76)	0	(76)
Knight, Inc. 6.500% due 09/01/2012	(1.470%)	09/20/2012	RBS	1.578%	5,000	18	0	18
RadioShack Corp. 7.375% due 05/15/2011	(2.050%)	09/20/2013	CSFB	1.767%	3,000	(38)	0	(38)
Teco Finance, Inc. 6.572% due 11/01/2017	(1.260%)	12/20/2017	RBS	1.934%	5,650	262	0	262
Tenet Healthcare Corp. 7.375% due 02/01/2013	(1.150%)	03/20/2009	UBS	2.686%	500	3	0	3
Univision Communications, Inc. 9.750% due 03/15/2015	(5.000%)	06/20/2009	CITI	13.787%	6,000	347	210	137
Williams Cos., Inc. 6.375% due 10/01/2010	(0.770%)	10/01/2010	CITI	0.788%	5,000	1	0	1
Windstream Corp. 8.125% due 08/01/2013	(2.780%)	09/20/2013	BOA	3.142%	5,000	71	0	71

						$1,281	$210	$1,071

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ARAMARK Corp. 8.500% due 02/01/2015	4.500%	09/20/2013	GSC	4.997%	$11,500	$(209)	$0	$(209)
Biomet, Inc. 0.000% due 09/25/2013	3.550%	03/20/2013	MSC	3.572%	1,500	0	0	0
Celestica, Inc. 7.625% due 07/01/2013	4.350%	09/20/2013	CITI	4.493%	950	(4)	0	(4)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.050%	06/20/2013	RBS	3.437%	7,500	(405)	0	(405)
Chrysler Financial 9.360% due 08/03/2012	5.250%	09/20/2012	DUB	20.000%	3,500	(685)	0	(685)
Community Health Systems, Inc. 8.875% due 07/15/2015	4.570%	09/20/2013	GSC	5.276%	24,700	(646)	0	(646)
CSC Holdings, Inc. 0.000% due 05/02/2012	3.650%	03/20/2013	MSC	3.345%	1,500	17	0	17
CSC Holdings, Inc. 7.625% due 04/01/2011	2.010%	06/20/2012	MSC	4.909%	1,000	(89)	0	(89)
CSC Holdings, Inc. 7.625% due 07/15/2018	2.080%	06/20/2012	MLP	4.909%	5,500	(480)	0	(480)
Dynegy Holdings, Inc. 8.375% due 05/01/2016	4.550%	09/20/2013	CITI	6.657%	625	(48)	0	(48)
El Paso Corp. 6.875% due 06/15/2014	2.550%	09/20/2013	CITI	3.191%	7,000	(177)	0	(177)
Ford Motor Co. 6.500% due 08/01/2018	5.000%	12/20/2008	MSC	10.419%	18,000	(195)	(270)	75
Ford Motor Co. 7.450% due 07/16/2031	4.850%	12/20/2010	MLP	26.136%	18,000	(5,956)	0	(5,956)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	1.800%	12/20/2008	CITI	24.026%	10,000	(481)	0	(481)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	1.450%	12/20/2008	CSFB	24.026%	12,000	(587)	0	(587)
Forest Oil Corp. 7.750% due 05/01/2014	2.250%	12/20/2012	CITI	3.248%	4,500	(159)	0	(159)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	5.000%	09/20/2013	CITI	10.738%	11,000	(2,006)	(1,155)	(851)
General Motors Corp. 7.125% due 07/15/2013	6.750%	12/20/2012	BOA	37.109%	3,000	(1,495)	0	(1,495)
General Motors Corp. 7.125% due 07/15/2013	5.750%	09/20/2012	CITI	37.684%	2,000	(1,028)	0	(1,028)
General Motors Corp. 7.125% due 07/15/2013	7.100%	09/20/2012	CITI	37.684%	20,000	(9,841)	0	(9,841)
General Motors Corp. 7.125% due 07/15/2013	6.700%	12/20/2012	GSC	37.109%	3,000	(1,497)	0	(1,497)
General Motors Corp. 7.125% due 07/15/2013	6.700%	12/20/2012	MLP	37.109%	6,150	(3,070)	0	(3,070)
Georgia-Pacific Corp. 0.000% due 12/20/2008	3.800%	03/20/2013	MSC	3.581%	1,500	13	0	13
Georgia-Pacific LLC 7.750% due 11/15/2029	5.150%	06/20/2013	BOA	4.976%	2,800	22	0	22
Georgia-Pacific LLC 7.750% due 11/15/2029	4.550%	09/20/2013	CITI	4.997%	4,000	(64)	0	(64)
Georgia-Pacific LLC 7.750% due 11/15/2029	4.700%	09/20/2013	CITI	4.997%	5,000	(50)	0	(50)
Georgia-Pacific LLC 7.750% due 11/15/2029	4.650%	06/20/2015	CITI	5.000%	350	(5)	0	(5)
Georgia-Pacific LLC 7.750% due 11/15/2029	3.400%	12/20/2012	MLP	4.926%	3,000	(153)	0	(153)
Georgia-Pacific LLC 7.750% due 11/15/2029	3.600%	12/20/2012	MLP	4.926%	5,000	(221)	0	(221)
GMAC LLC 6.875% due 08/28/2012	5.000%	09/20/2010	BOA	65.140%	2,700	(1,342)	(621)	(721)
GMAC LLC 6.875% due 08/28/2012	7.000%	12/20/2012	BOA	47.538%	2,500	(1,215)	0	(1,215)
GMAC LLC 6.875% due 08/28/2012	5.000%	09/20/2013	BOA	44.392%	75,000	(38,398)	(19,688)	(18,710)
GMAC LLC 6.875% due 08/28/2012	1.120%	12/20/2008	CITI	92.863%	10,650	(1,928)	0	(1,928)
GMAC LLC 6.875% due 08/28/2012	6.850%	12/20/2008	DUB	92.863%	3,650	(614)	0	(614)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2012	DUB	51.671%	3,000	(1,526)	(465)	(1,061)
GMAC LLC 6.875% due 08/28/2012	6.350%	12/20/2012	DUB	47.538%	3,650	(1,803)	0	(1,803)
GMAC LLC 6.875% due 08/28/2012	6.800%	12/20/2012	GSC	47.538%	5,000	(2,442)	0	(2,442)
GMAC LLC 6.875% due 08/28/2012	2.110%	03/20/2012	JPM	51.671%	10,000	(5,410)	0	(5,410)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2010	MLP	70.461%	1,500	(698)	(146)	(552)
GMAC LLC 6.875% due 08/28/2012	6.560%	12/20/2012	MSC	47.538%	11,500	(5,652)	0	(5,652)

See Accompanying Notes	Semiannual Report	September 30, 2008	141

Schedule of Investments  High Yield Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goodyear Tire & Rubber Co. 9.000% due 07/01/2015	3.650%	06/20/2013	CITI	5.530%	$3,800	$(252)	$0	$(252)
HCA, Inc. 6.375% due 01/15/2015	4.650%	09/20/2013	BOA	5.839%	3,000	(132)	0	(132)
HCA, Inc. 9.125% due 11/15/2014	2.000%	09/20/2012	CITI	4.480%	4,400	(348)	0	(348)
Lyondell Chemical Co. 10.500% due 06/01/2013	2.950%	12/20/2009	MLP	11.429%	5,000	(447)	0	(447)
Nalco Co. 7.750% due 11/15/2011	4.050%	09/20/2013	CITI	4.390%	1,050	(11)	0	(11)
Nalco Co. 7.750% due 11/15/2011	4.200%	09/20/2013	UBS	4.390%	4,750	(4)	0	(4)
Nortel Networks Corp. 4.250% due 09/01/2008	5.000%	03/20/2013	CITI	19.926%	24,000	(8,743)	(3,600)	(5,143)
NRG Energy, Inc. 7.250% due 02/01/2014	4.200%	09/20/2013	GSC	5.093%	6,875	(230)	0	(230)
NRG Energy, Inc. 7.250% due 02/01/2014	4.350%	09/20/2013	GSC	5.093%	8,250	(212)	0	(212)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	3.100%	12/20/2012	CSFB	6.379%	5,000	(532)	0	(532)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	3.350%	12/20/2012	CITI	6.379%	1,100	(108)	0	(108)
Reliant Energy, Inc. 6.750% due 12/15/2014	3.850%	09/20/2013	GSC	8.087%	21,100	(3,121)	0	(3,121)
RH Donnelley Corp. 8.875% due 01/15/2016	5.000%	03/20/2009	GSC	16.247%	3,000	(145)	(270)	125
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	0.740%	03/20/2009	BCLY	6.943%	12,500	(347)	0	(347)
Russia Government International Bond 7.500% due 03/31/2030	0.760%	02/20/2009	BCLY	6.940%	21,500	(485)	0	(485)
Sanmina-SCI Corp. 8.125% due 03/01/2016	4.220%	09/20/2012	CSFB	6.074%	1,000	(58)	0	(58)
Sanmina-SCI Corp. 8.125% due 03/01/2016	6.430%	06/20/2013	MLP	6.556%	3,000	(8)	0	(8)
SLM Corp. 5.125% due 08/27/2012	1.730%	06/20/2012	BOA	18.078%	9,000	(3,047)	0	(3,047)
Sprint Nextel Corp. 6.000% due 12/01/2016	7.150%	06/20/2009	BCLY	3.229%	7,000	209	0	209
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	BCLY	36.836%	6,400	(3,152)	(1,166)	(1,986)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	GSC	36.836%	7,625	(3,755)	(1,322)	(2,433)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	JPM	36.836%	3,000	(1,477)	(532)	(945)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	MLP	36.836%	5,900	(2,906)	(1,048)	(1,858)
Sungard Data Systems, Inc. 6.511% due 08/11/2011	3.800%	03/20/2013	MSC	4.552%	1,500	(34)	0	(34)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	4.500%	09/20/2013	DUB	6.739%	11,050	(898)	0	(898)
Univision Communications, Inc. 9.750% due 03/15/2015	5.000%	06/20/2013	CITI	22.270%	6,000	(2,447)	(1,320)	(1,127)

						$(123,217)	$(31,603)	$(91,614)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$7,200	$40	$(50)	$90
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	130,000	718	(1,156)	1,874
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	23,100	128	(254)	382
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	21,900	121	(243)	364

					$1,007	$(1,703)	$2,710

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 Index 25-35%	4.000%	12/20/2010	DUB	$3,000	$58	$0	$58
CDX.HY-9 Index 25-35%	4.530%	12/20/2010	MLP	51,800	1,584	0	1,584
CDX.HY-9 Index 25-35%	3.230%	12/20/2012	MLP	35,600	(3,728)	0	(3,728)
CDX.HY-9 Index 35-100%	1.550%	12/20/2010	MLP	9,589	83	0	83
CDX.HY-9 Index 35-100%	1.670%	12/20/2010	MLP	8,347	93	0	93
CDX.HY-10 Index 25-35%	6.520%	06/20/2013	MLP	2,000	(54)	0	(54)
CDX.IG-9 5 Year Index 30-100%	0.758%	12/20/2012	BCLY	9,000	122	0	122
CDX.IG-9 5 Year Index 30-100%	0.760%	12/20/2012	DUB	12,000	164	0	164
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	115,600	(639)	(1,618)	979

					$(2,317)	$(1,618)	$(699)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

142	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	478,100	$(24,478)	$(1,047)	$(23,431)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		45,100	(2,283)	(325)	(1,958)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(112)	(4)	(108)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		288,400	(11,951)	(368)	(11,583)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		25,500	136	168	(32)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		30,500	162	106	56
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		27,100	144	189	(45)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$906,600	6,124	716	5,408
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		51,600	555	1,152	(597)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		103,100	1,110	2,227	(1,117)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	GSC		74,800	805	602	203
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		51,600	556	1,156	(600)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		34,100	367	211	156
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		118,900	1,280	785	495
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		30,700	(181)	(183)	2
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	GSC		29,650	1,187	987	200
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		13,300	506	332	174
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		26,700	(972)	265	(1,237)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		98,600	(3,589)	135	(3,724)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		6,300	(229)	(80)	(149)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		78,500	(2,854)	(371)	(2,483)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		71,400	(2,596)	764	(3,360)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		9,700	(353)	45	(398)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		800	(36)	(74)	38
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		116,700	(5,202)	4,433	(9,635)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		5,500	(245)	84	(329)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		1,100	(49)	(90)	41
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		7,000	(313)	237	(550)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		800	(36)	(76)	40
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		88,600	(3,949)	1,137	(5,086)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		30,600	(1,364)	(307)	(1,057)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	GSC	EUR	9,800	(46)	(86)	40
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	JPM		77,900	(366)	(723)	357
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	GSC		4,200	(149)	(70)	(79)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		35,600	(1,267)	(608)	(659)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2010	GSC	GBP	359,300	554	(619)	1,173
Pay	6-Month GBP-LIBOR	5.000%	03/18/2010	RBS		18,300	28	(35)	63
Pay	6-Month GBP-LIBOR	4.500%	09/17/2011	GSC		79,300	(2,543)	(1,443)	(1,100)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		135,000	(567)	(2,875)	2,308
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		8,500	(36)	(182)	146
Receive	6-Month GBP-LIBOR	5.250%	09/17/2018	GSC		29,200	(908)	637	(1,545)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		37,700	(6,363)	(3,874)	(2,489)
Pay	28-Day MXN TIIE	7.910%	05/14/2009	CITI	MXN	373,000	(109)	(1)	(108)
Pay	28-Day MXN TIIE	7.910%	05/14/2009	MSC		455,000	(132)	0	(132)

							$(59,764)	$2,927	$(62,691)

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	Motorola, Inc.	181,100	0.000%	$1,353	10/23/2008	MLP	$(59)
Receive	NRG Energy, Inc.	255,400	0.000%	9,376	10/23/2008	MLP	(3,110)
Receive	SandRidge Energy, Inc.	402,600	3.045%	18,669	10/23/2008	MLP	(10,888)

							$(14,057)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

See Accompanying Notes	Semiannual Report	September 30, 2008	143

Schedule of Investments  High Yield Fund  (Cont.)

(j)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	$1,356,000	$12,068	$28,064
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	5,067
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	699,300	6,678	10,764
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	13,049
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	09/18/2009	2,010,500	18,874	23,584

							$47,088	$80,528

(k)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	1,023	$753	$620
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	1,023	450	1,316

				$1,203	$1,936

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	$452,000	$11,707	$23,894
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	68,100	2,109	3,600
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	233,100	6,573	10,224
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	210,500	6,508	11,128
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	09/18/2009	671,100	18,237	21,578

							$45,134	$70,424

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$2,330,900	$57,388
Sales	16,312	1,026,700	36,775
Closing Buys	(9,700)	(1,722,800)	(46,137)
Expirations	(4,566)	0	(1,689)
Exercised	0	0	0

Balance at 09/30/2008	2,046	$1,634,800	$46,337

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$15,012	$14,602	0.23%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,987	25,198	0.40%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003 - 06/03/2008	12,457	12,222	0.19%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,971	9,429	0.15%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,894	5,281	0.08%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,034	3,228	0.05%

				$71,355	$69,960	1.10%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	5.000%	10/01/2023	$800	$803	$792

144	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	BCLY	26,230	12/2008	$0	$(1,463)	$(1,463)
Sell		BCLY	5,975	12/2008	571	0	571
Sell		CITI	9,756	12/2008	387	0	387
Buy		CSFB	54,437	12/2008	0	(326)	(326)
Buy		GSC	1,663	12/2008	0	(112)	(112)
Sell		HSBC	9,371	12/2008	312	0	312
Sell		JPM	35,864	12/2008	2,442	0	2,442
Buy		MSC	88,635	12/2008	0	(6,342)	(6,342)
Sell		MSC	24,765	12/2008	824	0	824
Buy		UBS	70,501	12/2008	0	(6,693)	(6,693)
Sell		UBS	9,117	12/2008	269	0	269
Buy	CHF	MSC	697	12/2008	0	(7)	(7)
Buy	CNY	BCLY	22,489	07/2009	0	(256)	(256)
Buy		DUB	67,956	07/2009	0	(735)	(735)
Buy		HSBC	44,594	07/2009	0	(401)	(401)
Buy		JPM	92,668	07/2009	0	(1,019)	(1,019)
Sell	EUR	BCLY	2,270	10/2008	157	0	157
Buy		CITI	179,913	10/2008	709	0	709
Sell		CITI	179,913	10/2008	0	(586)	(586)
Sell		UBS	177,643	10/2008	9,905	0	9,905
Buy	GBP	BCLY	1,649	10/2008	0	(94)	(94)
Sell		UBS	36,800	11/2008	1,269	0	1,269
Sell	INR	CITI	3,229,605	11/2008	6,414	0	6,414
Buy		DUB	504,311	11/2008	0	(1,684)	(1,684)
Buy		HSBC	1,278,177	11/2008	0	(4,307)	(4,307)
Buy		JPM	1,447,117	11/2008	0	(5,169)	(5,169)
Sell	JPY	DUB	52,730	10/2008	0	(9)	(9)
Buy	MYR	BCLY	80,035	11/2008	0	(1,359)	(1,359)
Sell		BOA	31,420	11/2008	0	(41)	(41)
Buy		DUB	54,668	11/2008	0	(955)	(955)
Buy		JPM	53,154	11/2008	0	(926)	(926)
Buy	PHP	HSBC	743,000	11/2008	0	(1,028)	(1,028)
Buy		JPM	744,700	11/2008	0	(902)	(902)
Buy		BCLY	172,400	02/2009	0	(179)	(179)
Buy		DUB	83,800	02/2009	0	(113)	(113)
Buy		HSBC	207,440	02/2009	0	(225)	(225)
Buy		JPM	292,214	02/2009	0	(232)	(232)
Sell		JPM	536,474	02/2009	0	(166)	(166)
Buy		MLP	65,500	02/2009	0	(86)	(86)
Buy		MSC	231,600	02/2009	0	(262)	(262)
Buy		RBS	64,200	02/2009	0	(86)	(86)
Buy		LEH	43,700	12/2010	0	(48)	(48)
Sell		LEH	43,700	12/2010	0	(25)	(25)
Buy	RUB	HSBC	1,795,205	11/2008	0	(3,127)	(3,127)
Sell		HSBC	1,972,389	11/2008	8,255	0	8,255
Buy		UBS	663,323	11/2008	0	(1,151)	(1,151)
Sell		UBS	175,380	11/2008	226	0	226
Buy		BCLY	365,946	05/2009	0	(1,162)	(1,162)
Buy		UBS	487,266	05/2009	0	(1,536)	(1,536)
Buy	SGD	BCLY	47,245	11/2008	0	(2,001)	(2,001)
Sell		BCLY	924	11/2008	43	0	43
Buy		CITI	20,526	11/2008	0	(775)	(775)
Buy		CSFB	3,656	11/2008	0	(156)	(156)
Sell		JPM	13,027	11/2008	38	0	38
Buy		LEH	7,390	12/2010	0	(331)	(331)
Sell		LEH	7,390	12/2010	49	0	49

					$31,870	$(46,075)	$(14,205)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$2,421	$7,582,032	$128,703	$7,713,156
Short Sales, at value	0	(792)	0	(792)
Other Financial Instruments ++	20,341	(251,446)	(2,606)	(233,711)

Total	$22,762	$7,329,794	$126,097	$7,478,653

See Accompanying Notes	Semiannual Report	September 30, 2008	145

Schedule of Investments  High Yield Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$110,825	$15,147	$(497)	$46	$(9,212)	$12,394	$28,703
Other Financial Instruments ++	(1,183)	0	0	665	(713)	(1,375)	(2,606)

Total	$109,642	$15,147	$(497)	$711	$(9,925)	$11,019	$126,097

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

146	PIMCO Funds	See Accompanying Notes

Schedule of Investments Income Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

Daimler Finance North America LLC
6.820% due 08/03/2012	$495	$336

Ford Motor Co.
5.490% due 12/16/2013	249	165

Total Bank Loan Obligations (Cost $698)		501

CORPORATE BONDS & NOTES 17.5%

BANKING & FINANCE 6.2%

American Express Bank FSB
5.500% due 04/16/2013	250	229

American Express Co.
7.000% due 03/19/2018	325	287

American International Group, Inc.
5.850% due 01/16/2018	2,100	1,056
8.175% due 05/15/2058	1,075	172
8.250% due 08/15/2018	275	160

ANZ National International Ltd.
6.200% due 07/19/2013	175	174

Bank of America Corp.
6.000% due 09/01/2017	500	432
8.000% due 12/29/2049	3,525	2,794

Barclays Bank PLC
7.434% due 09/29/2049	100	82
7.700% due 04/29/2049	275	242

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,000	936
6.950% due 08/10/2012	137	139

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	20

Citigroup Capital XXI
8.300% due 12/21/2077	175	131

Citigroup, Inc.
5.500% due 04/11/2013	20	18
6.000% due 08/15/2017	500	424
8.400% due 04/29/2049	2,325	1,585

Credit Suisse New York
5.000% due 05/15/2013	4,000	3,711

El Paso Performance-Linked Trust
7.750% due 07/15/2011	250	255

Ferrellgas Escrow LLC
6.750% due 05/01/2014	67	55

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	150	150
7.375% due 10/28/2009	60	48
7.800% due 06/01/2012	125	78
8.625% due 11/01/2010	80	57

GMAC LLC
6.750% due 12/01/2014	80	31
6.875% due 08/28/2012	600	239
8.000% due 11/01/2031	160	60

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	75	62
6.150% due 04/01/2018	50	42
6.250% due 09/01/2017	500	419
6.750% due 10/01/2037	250	167

HBOS PLC
6.750% due 05/21/2018	100	84

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	250	230

KRATON Polymers LLC
8.125% due 01/15/2014	50	29

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	$25	$3
6.625% due 01/18/2012 (a)	100	13
6.750% due 12/28/2017 (a)	100	0
6.875% due 05/02/2018 (a)	100	13

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	75	72
6.875% due 04/25/2018	200	177

Morgan Stanley
5.950% due 12/28/2017	300	188

NSG Holdings LLC
7.750% due 12/15/2025	125	119

Petroplus Finance Ltd.
7.000% due 05/01/2017	30	25

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	400	298

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	93

SLM Corp.
2.960% due 07/26/2010	50	38

Tenneco, Inc.
8.125% due 11/15/2015	150	129

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	125	95

UBS AG
5.750% due 04/25/2018	100	87
5.875% due 12/20/2017	1,700	1,512

UBS Preferred Funding Trust V
6.243% due 05/12/2049	100	77

Universal City Florida Holding Co. I & II
7.551% due 05/01/2010	65	62
8.375% due 05/01/2010	50	48

Ventas Realty LP
6.625% due 10/15/2014	20	19
6.750% due 04/01/2017	175	166
7.125% due 06/01/2015	25	25

Wachovia Corp.
7.980% due 02/28/2049	600	251

Wells Fargo Capital XIII
7.700% due 12/29/2049	1,000	873

Wells Fargo Capital XV
9.750% due 12/29/2049	375	364

		19,345

INDUSTRIALS 8.9%

Actuant Corp.
6.875% due 06/15/2017	90	86

Allied Waste North America, Inc.
7.250% due 03/15/2015	215	207

Allison Transmission, Inc.
11.000% due 11/01/2015	170	149

American Stores Co.
8.000% due 06/01/2026	250	235

AmeriGas Partners LP
7.125% due 05/20/2016	230	207
7.250% due 05/20/2015	100	92

Anadarko Petroleum Corp.
5.950% due 09/15/2016	500	460

ARAMARK Corp.
6.301% due 02/01/2015	25	22
8.500% due 02/01/2015	175	165

ArvinMeritor, Inc.
8.125% due 09/15/2015	335	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Berry Plastics Corp.
7.541% due 02/15/2015	$155	$139

Berry Plastics Holding Corp.
8.875% due 09/15/2014	75	59

Biomet, Inc.
10.000% due 10/15/2017	340	348
10.375% due 10/15/2017 (b)	50	50
11.625% due 10/15/2017	365	369

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	150	46

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	438

Cascades, Inc.
7.250% due 02/15/2013	25	20

Celestica, Inc.
7.875% due 07/01/2011	310	302

Charter Communications Operating LLC
8.000% due 04/30/2012	70	63
8.375% due 04/30/2014	75	67

Chesapeake Energy Corp.
7.000% due 08/15/2014	100	94
7.250% due 12/15/2018	100	92
7.500% due 09/15/2013	50	49
7.500% due 06/15/2014	250	241

Colorado Interstate Gas Co.
5.950% due 03/15/2015	50	46

Comcast Corp.
5.900% due 03/15/2016	500	459

Community Health Systems, Inc.
8.875% due 07/15/2015	440	420

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	155	148

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	200	162

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	85	84

CSC Holdings, Inc.
6.750% due 04/15/2012	75	69
7.625% due 04/01/2011	25	24
7.625% due 07/15/2018	350	306

DaVita, Inc.
7.250% due 03/15/2015	275	263

Delhaize America, Inc.
8.050% due 04/15/2027	25	24

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	522

Dex Media West LLC
8.500% due 08/15/2010	150	133
9.875% due 08/15/2013	25	15

DirecTV Holdings LLC
8.375% due 03/15/2013	180	179

Dynegy Holdings, Inc.
6.875% due 04/01/2011	50	46
7.125% due 05/15/2018	25	19
7.500% due 06/01/2015	575	489

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	982

EchoStar DBS Corp.
6.375% due 10/01/2011	25	23
7.000% due 10/01/2013	145	126
7.125% due 02/01/2016	330	266

El Paso Corp.
7.800% due 08/01/2031	325	275
8.050% due 10/15/2030	25	22

See Accompanying Notes	Semiannual Report	September 30, 2008	147

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Enterprise Products Operating LP
7.034% due 01/15/2068	$50	$40
8.375% due 08/01/2066	320	297

Ferrellgas Partners LP
6.750% due 05/01/2014	100	82
8.750% due 06/15/2012	185	159

First Data Corp.
9.875% due 09/24/2015	515	405

Ford Motor Co.
9.215% due 09/15/2021	25	12

Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015	50	48
8.250% due 04/01/2015	150	147
8.375% due 04/01/2017	300	296

Freescale Semiconductor, Inc.
6.694% due 12/15/2014	25	17
8.875% due 12/15/2014	75	52

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	102

Gaz Capital S.A.
8.146% due 04/11/2018	100	88

General Motors Corp.
7.700% due 04/15/2016	170	68
8.250% due 07/15/2023	75	30

Georgia-Pacific LLC
7.000% due 01/15/2015	510	467
7.700% due 06/15/2015	215	198
8.000% due 01/15/2024	25	22
9.500% due 12/01/2011	25	25

Goodyear Tire & Rubber Co.
7.857% due 08/15/2011	125	122

HCA, Inc.
9.125% due 11/15/2014	250	244
9.250% due 11/15/2016	900	878

Hertz Corp.
8.875% due 01/01/2014	520	451

Ineos Group Holdings PLC
8.500% due 02/15/2016	275	150

Intergen NV
9.000% due 06/30/2017	175	176

Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	500	454

Meritor Automotive, Inc.
6.800% due 02/15/2009	30	30

MGM Mirage
6.625% due 07/15/2015	125	88

Nalco Co.
8.875% due 11/15/2013	75	75

New Albertson’s, Inc.
7.450% due 08/01/2029	125	111

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	305	279

Nortel Networks Ltd.
7.041% due 07/15/2011	525	353
10.125% due 07/15/2013	25	16

NPC International, Inc.
9.500% due 05/01/2014	100	82

OPTI Canada, Inc.
8.250% due 12/15/2014	90	81

President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,001

Quebecor Media, Inc.
7.750% due 03/15/2016	350	308

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Qwest Communications International, Inc.
7.500% due 02/15/2014	$275	$239

RH Donnelley Corp.
8.875% due 01/15/2016	245	85
8.875% due 10/15/2017	375	129

SandRidge Energy, Inc.
8.000% due 06/01/2018	525	454

Sanmina-SCI Corp.
8.125% due 03/01/2016	100	86

Seagate Technology HDD Holdings
3.631% due 10/01/2009	300	288

SemGroup LP
8.750% due 11/15/2015 (a)	250	26

Sensata Technologies BV
8.000% due 05/01/2014	300	255

Service Corp. International
7.625% due 10/01/2018	75	68

Sonat, Inc.
7.625% due 07/15/2011	200	203

Station Casinos, Inc.
7.750% due 08/15/2016	175	96

Suburban Propane Partners LP
6.875% due 12/15/2013	210	187

Sungard Data Systems, Inc.
9.125% due 08/15/2013	340	308

Time Warner Cable, Inc.
5.850% due 05/01/2017	500	441

Times Square Hotel Trust
8.528% due 08/01/2026	2,306	2,329

TRW Automotive, Inc.
7.000% due 03/15/2014	25	21
7.250% due 03/15/2017	300	238

United Airlines, Inc.
7.730% due 01/01/2012	74	73

United Rentals North America, Inc.
6.500% due 02/15/2012	190	160

UnitedHealth Group, Inc.
6.000% due 02/15/2018	3,300	2,990

Valero Energy Corp.
6.125% due 06/15/2017	500	469

Verso Paper Holdings LLC
9.125% due 08/01/2014	195	169

West Corp.
9.500% due 10/15/2014	220	169

Willamette Industries, Inc.
6.450% due 08/19/2009	50	50

Williams Cos., Inc.
7.625% due 07/15/2019	250	246

Windstream Corp.
8.625% due 08/01/2016	425	394

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	140	120

Xerox Corp.
7.125% due 06/15/2010	75	77

XTO Energy, Inc.
6.250% due 08/01/2017	500	472

		27,658

UTILITIES 2.4%

AES Corp.
8.000% due 10/15/2017	325	295
8.000% due 06/01/2020	50	44
8.875% due 02/15/2011	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

AT&T Corp.
8.000% due 11/15/2031	$250	$253

Cincinnati Bell, Inc.
7.000% due 02/15/2015	145	122

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	242

Edison Mission Energy
7.000% due 05/15/2017	75	68
7.200% due 05/15/2019	385	341
7.750% due 06/15/2016	25	24

Energy Future Holdings Corp.
10.875% due 11/01/2017	250	227
11.250% due 11/01/2017 (b)	75	64

Exelon Generation Co. LLC
6.200% due 10/01/2017	590	519

Frontier Communications Corp.
6.625% due 03/15/2015	50	42
7.125% due 03/15/2019	240	192

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	25	5

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	72
8.625% due 11/14/2011	25	25

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	285	246

Knight, Inc.
5.150% due 03/01/2015	50	43

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	120	113

NGPL Pipe Co. LLC
7.119% due 12/15/2017	100	95
7.768% due 12/15/2037	1,000	981

NRG Energy, Inc.
7.375% due 02/01/2016	710	641
7.375% due 01/15/2017	125	114

PSEG Energy Holdings LLC
8.500% due 06/15/2011	250	254

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	100	99
7.900% due 08/15/2010	50	48

Qwest Corp.
6.500% due 06/01/2017	400	322
7.875% due 09/01/2011	100	96
8.875% due 03/15/2012	150	148

Reliant Energy, Inc.
6.750% due 12/15/2014	100	86
7.875% due 06/15/2017	310	231

Sprint Capital Corp.
6.375% due 05/01/2009	50	49
6.900% due 05/01/2019	300	233
7.625% due 01/30/2011	25	23

Sprint Nextel Corp.
6.000% due 12/01/2016	160	123

Telesat Canada
11.000% due 11/01/2015	100	80

Tenaska Alabama Partners LP
7.000% due 06/30/2021	45	41

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	490	445
10.500% due 11/01/2016 (b)	100	85

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	160	149

		7,330

Total Corporate Bonds & Notes (Cost $64,641)		54,333

148	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.0%

Chesapeake Energy Corp.
2.500% due 05/15/2037	$100	$96

Total Convertible Bonds & Notes (Cost $106)		96

U.S. GOVERNMENT AGENCIES 88.6%

Fannie Mae
2.890% due 04/25/2023	18	18
2.980% due 03/25/2022	30	29
3.030% due 09/25/2022	15	14
3.080% due 01/25/2022	91	89
3.148% due 04/18/2028 - 09/18/2031	32	32
3.198% due 09/25/2022	16	16
3.327% due 03/25/2034	35	34
3.357% due 08/25/2034	21	20
3.407% due 10/27/2037	4,000	3,684
3.557% due 11/25/2032 - 03/25/2044	112	110
3.598% due 10/25/2008	1	1
3.607% due 06/25/2029 - 08/25/2036	156	152
3.718% due 11/01/2028	860	869
3.775% due 11/25/2021	19	19
3.825% due 07/25/2021	33	33
4.075% due 08/25/2022	15	15
4.079% due 11/01/2020	83	83
4.111% due 05/01/2034	442	445
4.160% due 04/01/2017	7	7
4.168% due 07/01/2017 - 07/01/2026	194	194
4.175% due 05/25/2022	15	15
4.183% due 08/01/2026	22	22
4.197% due 03/01/2020	13	13
4.211% due 01/01/2018	86	86
4.225% due 05/25/2018 - 10/25/2020	65	64
4.238% due 03/01/2034	106	107
4.274% due 12/01/2033	211	215
4.275% due 04/25/2021 - 10/25/2021	131	130
4.278% due 10/01/2044	25	25
4.333% due 01/01/2035	715	717
4.361% due 09/01/2017 - 03/01/2033	100	100
4.375% due 08/01/2018 - 12/01/2020	59	59
4.405% due 12/01/2027	40	40
4.478% due 10/01/2040	346	345
4.499% due 08/01/2033	258	259
4.518% due 11/01/2033	165	167
4.522% due 04/01/2033	17	17
4.556% due 11/01/2034	61	62
4.575% due 01/25/2024	50	50
4.611% due 08/01/2017	28	28
4.622% due 09/01/2035	73	74
4.675% due 11/25/2021	67	66
4.687% due 01/01/2035	314	316
4.708% due 10/01/2035	538	553
4.713% due 10/01/2034	635	641
4.776% due 11/01/2018	3	3
4.780% due 07/01/2017	9	9
4.857% due 07/01/2033	72	73
4.861% due 08/01/2017	19	19
4.945% due 02/01/2032	79	78
4.980% due 11/01/2020	16	16
4.983% due 01/01/2019	12	12
5.000% due 01/01/2016 - 08/25/2033	420	376
5.005% due 07/01/2036	107	108
5.015% due 08/01/2032	45	45
5.060% due 07/01/2032 - 08/01/2032	286	292

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.065% due 05/01/2033	$69	$71
5.087% due 04/01/2018	90	92
5.095% due 07/01/2032	449	458
5.170% due 07/01/2018	12	12
5.185% due 09/01/2018	36	36
5.193% due 08/01/2032	32	33
5.220% due 05/01/2024	123	125
5.232% due 06/01/2025	5	5
5.239% due 10/01/2025	2	2
5.250% due 05/01/2032	4	4
5.257% due 01/01/2018	11	11
5.259% due 03/01/2033	368	375
5.277% due 08/01/2032	27	27
5.295% due 10/01/2017	62	63
5.296% due 09/01/2024	9	10
5.307% due 10/01/2033	20	20
5.315% due 05/01/2024	54	55
5.320% due 04/01/2033	109	110
5.375% due 07/01/2025 - 02/01/2032	235	240
5.410% due 01/01/2029	220	219
5.435% due 09/01/2031	4	4
5.454% due 03/01/2034	162	164
5.467% due 07/01/2032	692	703
5.488% due 07/01/2019	106	107
5.489% due 03/01/2038	11	11
5.500% due 07/01/2017 - 06/01/2048	38,185	38,028
5.500% due 02/01/2038 - 07/01/2038 (e)	22,495	22,453
5.510% due 09/01/2022	33	33
5.545% due 07/01/2035	44	45
5.549% due 03/01/2016	7	8
5.572% due 09/01/2017	19	19
5.593% due 02/01/2033	69	70
5.607% due 05/01/2034	75	77
5.625% due 06/01/2017	13	13
5.690% due 07/01/2025	4	4
5.717% due 01/01/2018	10	10
5.728% due 05/01/2038	348	354
5.731% due 06/01/2032	379	389
5.750% due 09/01/2016 - 09/01/2017	40	40
5.777% due 08/01/2031	312	319
5.798% due 05/01/2018	51	52
5.845% due 05/01/2028	18	18
5.850% due 08/01/2036	30	31
5.858% due 01/01/2027	17	17
5.876% due 01/01/2033	145	148
5.883% due 03/01/2036	698	707
5.887% due 04/01/2032	140	143
5.922% due 02/01/2032	50	51
5.929% due 02/01/2033	78	79
5.982% due 02/01/2033	54	54
5.995% due 10/01/2036	134	137
5.998% due 12/01/2035	44	44
6.000% due 09/01/2034 - 09/01/2038	39,636	40,198
6.000% due 11/01/2037 - 07/01/2038 (e)	86,851	87,807
6.003% due 05/01/2033	663	670
6.011% due 04/01/2024	22	22
6.041% due 05/01/2019	14	14
6.054% due 03/01/2036	75	76
6.077% due 04/01/2028	27	28
6.107% due 12/01/2034	499	505
6.108% due 02/01/2028	5	5
6.121% due 06/01/2019	23	23
6.125% due 09/01/2024	59	59
6.211% due 12/01/2035	27	27
6.234% due 12/01/2027	7	7
6.240% due 11/01/2032	36	36
6.241% due 01/01/2033	95	96
6.250% due 11/01/2032	125	128
6.251% due 11/01/2029	103	105
6.258% due 01/01/2028	5	5
6.261% due 10/01/2032	61	61

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.314% due 08/01/2036	$377	$385
6.320% due 12/01/2031	48	49
6.323% due 11/01/2029	82	84
6.359% due 12/01/2032	69	71
6.377% due 09/01/2030	129	132
6.395% due 09/01/2031	169	176
6.403% due 12/01/2032	132	135
6.500% due 06/25/2028 - 10/25/2031	659	681
6.526% due 12/01/2032	48	48
6.590% due 10/01/2025	86	87
6.611% due 04/01/2027	142	146
6.758% due 09/01/2033	36	37
6.850% due 12/18/2027	53	55
6.900% due 05/25/2023	222	232
7.000% due 07/25/2022 - 07/01/2034	1,807	1,899
7.000% due 08/01/2036 (e)	3,464	3,599
7.012% due 11/01/2033	97	99
7.075% due 01/01/2018	3	3
7.125% due 10/01/2032	283	286
7.250% due 09/01/2024	218	223
7.275% due 09/01/2032	39	39
7.500% due 07/25/2022 - 06/25/2042	516	550
7.548% due 10/01/2025	5	5
7.660% due 05/01/2015	953	1,017
8.000% due 04/25/2021 - 07/25/2022	126	131
8.600% due 08/25/2019	414	447

Freddie Mac
4.000% due 02/15/2017	186	186
4.001% due 05/01/2035	388	391
4.072% due 09/01/2033	716	727
4.159% due 07/01/2037	223	221
4.168% due 06/01/2019	29	30
4.375% due 01/01/2020	35	36
4.377% due 01/01/2035	20	21
4.478% due 07/25/2044	45	41
4.874% due 11/01/2017	43	44
4.875% due 04/01/2017	412	415
4.879% due 06/01/2033	67	67
4.884% due 08/01/2034	6	6
5.015% due 08/01/2034	275	277
5.085% due 08/01/2017	14	14
5.113% due 08/01/2030	63	64
5.125% due 07/01/2017	49	49
5.135% due 05/01/2033	63	64
5.153% due 07/01/2033	71	72
5.208% due 05/01/2019	11	11
5.229% due 09/01/2023	48	49
5.236% due 06/01/2019	71	71
5.250% due 04/01/2036	81	83
5.258% due 02/01/2036	159	162
5.327% due 09/01/2024	41	41
5.330% due 01/01/2035	423	433
5.333% due 04/01/2032	127	130
5.464% due 09/01/2034	379	389
5.482% due 09/01/2037	26	26
5.495% due 03/01/2031	165	168
5.500% due 11/15/2024 - 02/01/2038	13,055	12,999
5.523% due 09/01/2037	71	72
5.542% due 04/01/2036	110	112
5.570% due 05/01/2037	100	102
5.576% due 05/01/2029	177	180
5.624% due 07/01/2033	274	276
5.671% due 01/01/2035	338	340
5.684% due 11/01/2029	786	800
5.692% due 02/01/2018	56	56
5.702% due 06/01/2037	13	13
5.712% due 04/01/2033	8	8
5.726% due 12/01/2037	39	40
5.767% due 09/01/2037	31	32
5.781% due 02/01/2015	81	83
5.806% due 08/01/2037	28	28

See Accompanying Notes	Semiannual Report	September 30, 2008	149

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.836% due 11/01/2031	$113	$116
5.844% due 01/01/2037 - 08/01/2037	603	614
5.851% due 09/01/2033	35	36
5.872% due 08/01/2037	14	14
5.873% due 11/01/2036	18	19
5.896% due 07/01/2034	387	393
5.917% due 08/01/2036	30	31
5.940% due 02/01/2033	10	11
5.969% due 09/01/2036	24	25
5.975% due 09/01/2037	66	67
5.978% due 09/01/2032	221	224
6.000% due 03/15/2017 - 12/01/2023	2,413	2,465
6.065% due 03/01/2025	86	88
6.109% due 10/01/2026	10	10
6.112% due 08/01/2024	36	36
6.133% due 07/01/2025	135	137
6.137% due 07/01/2024	17	16
6.155% due 12/01/2034	90	92
6.179% due 05/01/2019	533	537
6.251% due 03/01/2032	892	915
6.291% due 08/01/2035	36	37
6.374% due 10/01/2035	661	665
6.446% due 01/01/2033	35	36
6.472% due 02/01/2037	110	114
6.487% due 03/01/2025	3	3
6.494% due 01/01/2033	35	36
6.500% due 11/15/2021 - 10/01/2024	545	563
6.501% due 11/01/2035	353	366
6.724% due 10/01/2032	148	150
6.750% due 01/15/2024	57	59
6.799% due 02/01/2026	134	136
6.842% due 09/01/2031	365	371
6.862% due 09/01/2037	1,728	1,767
6.867% due 09/01/2018	45	45
7.000% due 10/15/2013 - 12/01/2047	6,814	7,079
7.003% due 12/01/2033	518	524
7.033% due 11/01/2031	130	132
7.179% due 05/15/2023	79	76
7.500% due 09/01/2011 - 01/15/2023	1,419	1,479
8.500% due 06/15/2031	628	681
9.000% due 09/15/2020 - 02/15/2021	450	485
9.500% due 03/15/2020	23	23

Ginnie Mae
4.000% due 01/20/2035	14	14
4.750% due 01/20/2032 - 03/20/2032	467	469
5.000% due 10/20/2030 - 12/20/2033	285	287
5.125% due 10/20/2025 - 12/20/2026	37	37
5.250% due 02/20/2029	57	58
5.375% due 06/20/2022 - 06/20/2032	994	1,005
5.500% due 04/20/2037	54	46
5.625% due 08/20/2027 - 10/20/2029	267	270
6.100% due 06/15/2028 - 03/15/2029	2,439	2,493
6.125% due 08/20/2033	40	42
6.490% due 01/15/2028 - 01/15/2029	2,083	2,146

Small Business Administration
5.160% due 02/01/2028	2,445	2,409
5.170% due 01/01/2028	4,908	4,797
5.370% due 04/01/2028	2,000	1,982

Vendee Mortgage Trust
6.500% due 09/15/2024	312	330

Total U.S. Government Agencies (Cost $273,665)		274,341

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 16.9%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	$309	$303
5.634% due 07/10/2046	500	446
6.186% due 06/11/2035	255	255

Banc of America Funding Corp.
4.128% due 06/20/2035	176	102
4.135% due 05/25/2035	118	62
4.625% due 02/20/2036	146	129
5.986% due 10/20/2046	1,945	1,274

Banc of America Mortgage Securities, Inc.
3.607% due 03/25/2034	202	194
3.657% due 01/25/2034	79	76
4.144% due 07/25/2034	158	155
4.709% due 04/25/2035	254	234
6.094% due 07/20/2032	58	56

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,820	1,642
4.639% due 01/25/2035	159	132
5.346% due 03/25/2035	854	735

Bear Stearns Alt-A Trust
3.367% due 06/25/2046	3,758	2,190
6.250% due 08/25/2036	2,874	1,795

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	14	14
7.000% due 05/20/2030	394	399

CC Mortgage Funding Corp.
3.337% due 05/25/2048	372	225

Citigroup Mortgage Loan Trust, Inc.
4.683% due 06/25/2035	347	303

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	500	418

Countrywide Alternative Loan Trust
4.165% due 07/20/2035	212	122
6.000% due 04/25/2037	2,913	1,824
6.250% due 08/25/2037	1,998	1,202
6.500% due 06/25/2036	1,597	842

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	111	72
3.477% due 03/25/2035	252	139
3.527% due 03/25/2035	297	166
5.250% due 02/20/2036	201	156
6.063% due 07/19/2033	362	355
6.566% due 02/25/2034	268	213
6.790% due 05/19/2033	254	254

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	1,008	728

CS First Boston Mortgage Securities Corp.
3.857% due 03/25/2034	1,392	1,234
4.940% due 12/15/2035	500	472
5.162% due 03/25/2034	277	254
5.603% due 07/15/2035	500	485
5.750% due 04/25/2033	1,325	1,237

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.357% due 02/25/2047	1,692	902

Downey Savings & Loan Association Mortgage Loan Trust
3.210% due 04/19/2048	773	294
3.430% due 11/19/2044	149	76
5.378% due 07/19/2044	100	30

First Horizon Asset Securities, Inc.
3.707% due 03/25/2018	194	194
6.203% due 03/25/2033	200	189

First Republic Mortgage Loan Trust
2.738% due 11/15/2030	128	123
2.838% due 11/15/2031	50	44

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	488

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
3.387% due 01/25/2037	$3,115	$1,890
3.467% due 10/25/2045	55	39

GSAA Trust
6.000% due 04/01/2034	784	773

GSR Mortgage Loan Trust
4.210% due 04/25/2032	72	60
4.539% due 09/25/2035	401	314
4.759% due 09/25/2034	235	209
4.854% due 08/25/2034	488	465
5.248% due 11/25/2035	471	405

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	540	498
3.220% due 01/19/2038	4,126	2,494
3.340% due 08/19/2045	61	41

Indymac Index Mortgage Loan Trust
6.027% due 10/25/2034	305	302

JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037	500	482

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	435
5.430% due 02/15/2040	500	421

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	500	463
3.788% due 12/21/2034	300	270
4.155% due 04/21/2034	67	60

MASTR Alternative Loans Trust
7.000% due 06/25/2034	117	105

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	197	190

Mellon Residential Funding Corp.
2.858% due 09/15/2030	254	246
2.928% due 12/15/2030	56	52

Merrill Lynch Mortgage Investors, Inc.
6.515% due 09/25/2033	53	53

MLCC Mortgage Investors, Inc.
3.480% due 01/25/2030	101	83
3.547% due 04/25/2028	114	98
3.805% due 10/25/2028	661	617
4.496% due 01/25/2029	385	382

Morgan Stanley Capital I
5.328% due 11/12/2041	580	506
5.378% due 11/14/2042	500	462

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	100	86
6.000% due 05/25/2033	61	53
7.000% due 04/25/2033	11	11

Provident Funding Mortgage Loan Trust
4.187% due 04/25/2034	198	194

Residential Accredit Loans, Inc.
3.387% due 06/25/2046	1,872	1,174
3.537% due 04/25/2037	3,728	1,896
6.000% due 08/25/2035	2,840	2,368

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	515	533

Residential Asset Securitization Trust
6.000% due 03/25/2037	2,703	1,919

Residential Funding Mortgage Securities I
5.768% due 07/27/2037	1,437	939

Sequoia Mortgage Trust
3.538% due 07/20/2033	120	99
3.568% due 10/20/2027	46	40
3.568% due 04/20/2033	186	181
3.588% due 10/20/2027	248	238
4.088% due 12/20/2032	203	192

150	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Mortgage Investments, Inc.
3.370% due 05/19/2035	$231	$159
3.437% due 07/25/2046	136	55
5.819% due 05/25/2045	84	71

Thornburg Mortgage Securities Trust
3.327% due 07/25/2036	2,716	2,580
3.477% due 03/25/2044	244	191
3.577% due 09/25/2044	175	168

WaMu Mortgage Pass-Through Certificates
2.900% due 10/25/2044	219	178
2.940% due 11/25/2034	223	117
3.497% due 12/25/2045	202	142
3.517% due 01/25/2045	44	30
3.747% due 12/25/2027	373	321
3.795% due 06/25/2034	55	54
3.855% due 02/25/2046	356	213
3.954% due 06/25/2033	173	169
4.055% due 11/25/2042	17	15
4.329% due 07/25/2046	1,260	936

Wells Fargo Mortgage-Backed Securities Trust
4.245% due 09/25/2034	156	137
4.261% due 12/25/2034	132	122
4.369% due 09/25/2034	239	202
4.492% due 01/25/2035	185	183
4.538% due 02/25/2035	395	339
5.500% due 12/25/2033	61	56
5.673% due 10/25/2034	287	279

Total Mortgage-Backed Securities (Cost $57,956)		52,289

ASSET-BACKED SECURITIES 7.1%

ACE Securities Corp.
6.457% due 04/25/2035	149	2

American Express Credit Account Master Trust
2.988% due 02/15/2012	40	39

Ameriquest Mortgage Securities, Inc.
6.732% due 11/25/2032	209	23
8.097% due 02/25/2033	181	19

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	69	49

Bear Stearns Asset-Backed Securities Trust
3.537% due 01/25/2036	400	377
3.557% due 09/25/2034	1,654	1,544
3.607% due 10/27/2032	79	65
3.697% due 06/25/2036	400	257
3.867% due 10/25/2032	117	103
4.207% due 08/25/2037	193	157
5.250% due 10/25/2033	1,906	1,662
5.500% due 06/25/2034	1,905	1,582

Bear Stearns Second Lien Trust
3.427% due 12/25/2036	1,392	929

Chase Funding Mortgage Loan Asset-Backed Certificates
3.847% due 11/25/2031	108	103

Citibank Omni Master Trust
4.288% due 12/23/2013	2,000	1,989

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Conseco Financial Corp.
6.110% due 09/01/2023	$444	$440
6.870% due 01/15/2029	473	459

Countrywide Asset-Backed Certificates
3.307% due 09/25/2047	488	460
3.547% due 12/25/2036	1,758	1,263

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	440	414

Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	1,298

GSAA Trust
3.477% due 06/25/2035	727	452

HFC Home Equity Loan Asset-Backed Certificates
3.478% due 01/20/2034	2,040	1,768
3.988% due 11/20/2036	474	455

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	445	410
3.257% due 12/25/2036	247	230

Irwin Home Equity Corp.
3.747% due 07/25/2032	9	7

JPMorgan Mortgage Acquisition Corp.
3.257% due 10/25/2036	434	411

Morgan Stanley ABS Capital I
3.387% due 01/25/2036	894	838
4.287% due 12/27/2032	268	229

New Century Home Equity Loan Trust
3.577% due 08/25/2034	57	46

RAAC Series 2007-SP3
4.407% due 09/25/2047	1,953	1,572

Renaissance Home Equity Loan Trust
3.707% due 12/25/2033	261	218

SBI HELOC Trust
3.377% due 08/25/2036	151	147

Soundview Home Equity Loan Trust
4.007% due 10/25/2037	384	373

Specialty Underwriting & Residential Finance
3.457% due 09/25/2036	1,019	890

Structured Asset Securities Corp.
4.900% due 04/25/2035	1,056	699

TABS Ltd.
3.887% due 02/12/2047	280	11

Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034	72	71

Total Asset-Backed Securities (Cost $23,599)		22,061

SOVEREIGN ISSUES 1.6%

Ukraine Government International Bond
6.450% due 08/05/2009	5,000	4,800

Total Sovereign Issues (Cost $5,057)		4,800

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.0%

Japanese Government CPI Linked Bond
1.154% due 02/28/2016	JPY	7,320	$68

Total Foreign Currency-Denominated Issues (Cost $62)			68

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		500	5

Bank of America Corp.
7.250% due 12/31/2049		315	263

Citigroup, Inc.
6.500% due 12/31/2049		100	4

General Motors Corp.
5.250% due 03/06/2032		2,000	18

Wachovia Corp.
7.500% due 12/31/2049		100	39

Total Convertible Preferred Stocks (Cost $489)			329

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.7%

COMMERCIAL PAPER 0.5%

Federal Home Loan Bank
2.270% due 10/01/2008		$1,500	1,500

REPURCHASE AGREEMENTS 4.4%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		13,500	13,500

(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $13,789. Repurchase proceeds are $13,500.)

U.S. TREASURY BILLS 3.8%
1.407% due 11/28/2008 - 12/26/2008 (c)(d)		12,000	11,908

Total Short-Term Instruments (Cost $26,966)			26,908

Total Investments 140.7% (Cost $453,239) $			435,726

Written Options (h) (0.0%) (Premiums $4)			(8)

Other Assets and Liabilities (Net) (40.7%)			(126,056)

Net Assets 100.0%			$309,662

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $11,908 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $70,919 at a weighted average interest rate of 2.416%. On September 30, 2008, securities valued at $112,456 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2008	151

Schedule of Investments  Income Fund  (Cont.)

(f)	Cash of $128 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/2008	64	$(106)

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 1.750% due 06/25/2035	(5.000%)	06/25/2035	BOA	$2,500	$2,055	$0	$2,055

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 1.750% due 06/25/2035	5.500%	06/25/2035	JPM	$2,500	$(2,039)	$0	$(2,039)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(3.000%)	12/20/2017	GSC	1.400%	$1,000	$(113)	$0	$(113)
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	(4.050%)	09/20/2012	CITI	1.357%	137	(14)	0	(14)

						$(127)	$0	$(127)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	2.100%	03/20/2013	DUB	14.972%	$3,000	$(1,001)	$0	$(1,001)
Community Health Systems, Inc. 8.875% due 07/15/2015	4.570%	09/20/2013	GSC	5.276%	50	(1)	0	(1)
CSC Holdings, Inc. 7.625% due 04/01/2011	2.010%	06/20/2012	MSC	4.909%	50	(5)	0	(5)
Freddie Mac 5.080% due 02/07/2019	0.670%	12/20/2012	MSC	Defaulted	1,000	(25)	0	(25)
Georgia-Pacific LLC 7.750% due 11/15/2029	2.220%	09/20/2012	CITI	4.896%	50	(4)	0	(4)
JSC Gazprom 8.625% due 04/28/2034	1.380%	12/20/2008	MSC	3.467%	3,000	(2)	0	(2)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%	2,000	(143)	0	(143)
Sprint Nextel Corp. 6.000% due 12/01/2016	7.150%	06/20/2009	BCLY	3.229%	100	3	0	3
Sungard Data Systems, Inc. 9.125% due 08/15/2013	4.500%	09/20/2013	DUB	6.739%	75	(6)	0	(6)

						$(1,184)	$0	$(1,184)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$500	$3	$(5)	$8
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	100	1	(1)	2
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	100	0	(1)	1

					$4	$(7)	$11

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	0.540%	07/25/2045	CSFB	$4,000	$(3,058)	$(1,740)	$(1,318)
ABX.HE AA 06-2 Index	0.170%	05/25/2046	BEAR	2,000	(1,530)	(840)	(690)
ABX.HE AA 07-1 Index	0.150%	08/25/2037	BEAR	3,000	(2,632)	(1,830)	(802)
ABX.HE AA 07-1 Index	0.150%	08/25/2037	CSFB	11,000	(9,651)	(8,320)	(1,331)
ABX.HE AA 07-2 Index	1.920%	01/25/2038	BEAR	3,000	(2,612)	(1,860)	(752)

152	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	CSFB	$4,659	$(382)	$(336)	$(46)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	DUB	4,659	(383)	(625)	242
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	MSC	2,427	(200)	(180)	(20)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY	1,000	(19)	9	(28)
CDX.EM-9 Index	2.650%	06/20/2013	JPM	7,000	(135)	63	(198)
CDX.HY-9 Index 35-100%	1.550%	12/20/2010	MLP	50	0	0	0
CDX.HY-9 Index 35-100%	1.140%	12/20/2012	MLP	1,987	(61)	0	(61)
CDX.HY-9 Index 35-100%	1.443%	12/20/2012	MLP	9,936	(204)	0	(204)
CDX.IG-9 5 Year Index 15-30%	0.560%	12/20/2012	DUB	10,000	(125)	0	(125)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	2,100	(10)	18	(28)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	MSC	10,100	(56)	79	(135)

					$(21,058)	$(15,562)	$(5,496)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		$300	$2	$6	$(4)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		3,500	38	38	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		300	3	6	(3)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		1,400	15	9	6
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		13,500	146	82	64
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		7,700	(45)	(64)	19
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		6,900	(41)	(129)	88
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		33,900	(200)	(728)	528
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		4,000	24	50	(26)
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	GSC		160	6	5	1
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		22,700	864	1,166	(302)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,600	(61)	(22)	(39)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		2,300	(84)	4	(88)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		400	(14)	5	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		300	(11)	(2)	(9)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		500	(22)	19	(41)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,200	(53)	19	(72)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		300	(13)	2	(15)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC	GBP	200	(34)	(21)	(13)

							$520	$445	$75

(h)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	4	$2	$3
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	4	2	5

				$4	$8

See Accompanying Notes	Semiannual Report	September 30, 2008	153

Schedule of Investments  Income Fund  (Cont.)

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	98	68
Closing Buys	(37)	(16)
Expirations	(53)	(48)
Exercised	0	0

Balance at 09/30/2008	8	$4

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
U.S. Treasury Notes	4.125%	05/15/2015	$31,500	$33,352	$33,751

(6)	Market value includes $508 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	JPY	DUB	10,000	10/2008	$0	$(2)	$(2)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$4	$434,982	$740	$435,726
Short Sales, at value	0	(33,243)	0	(33,243)
Other Financial Instruments ++	(106)	(6,715)	(200)	(7,021)

Total	$(102)	$395,024	$540	$395,462

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$33,324	$251	$(1)	$3	$(397)	$(32,440)	$740
Other Financial Instruments ++	0	0	0	0	0	(200)	(200)

Total	$33,324	$251	$(1)	$3	$(397)	$(32,640)	$540

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

154	PIMCO Funds	See Accompanying Notes

Schedule of Investments Investment Grade Corporate Bond Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Daimler Finance North America LLC
6.820% due 08/03/2012	$1,584	$1,076

Total Bank Loan Obligations (Cost $1,518)		1,076

CORPORATE BONDS & NOTES 53.8%

BANKING & FINANCE 23.1%

Allstate Corp.
6.125% due 05/15/2037	100	73
7.200% due 12/01/2009	200	203

Allstate Life Global Funding II
3.461% due 05/21/2010	500	498

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	700	676

American Express Bank FSB
5.500% due 04/16/2013	600	550

American Express Centurion Bank
2.568% due 07/13/2010	8,500	7,788

American Express Co.
6.150% due 08/28/2017	300	256
7.000% due 03/19/2018	3,000	2,652

American Express Credit Corp.
5.875% due 05/02/2013	1,700	1,568

American International Group, Inc.
5.050% due 10/01/2015	200	108
5.850% due 01/16/2018	4,000	2,011
6.250% due 05/01/2036	200	93
8.175% due 05/15/2058	1,900	304
8.250% due 08/15/2018	17,700	10,297

Anadarko Finance Co.
6.750% due 05/01/2011	200	205

ANZ National International Ltd.
6.200% due 07/19/2013	1,800	1,788

AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	49

BAE Systems Holdings, Inc.
5.200% due 08/15/2015	200	187

Bank of America Corp.
4.750% due 08/01/2015	200	170
5.625% due 10/14/2016	1,000	838
5.650% due 05/01/2018	29,000	24,469
6.000% due 09/01/2017	300	259
8.000% due 12/29/2049	2,500	1,981
8.125% due 12/29/2049	13,800	11,167

Bank of America N.A.
3.404% due 05/12/2010	2,000	1,975
6.000% due 10/15/2036	400	334

Bank One Corp.
5.250% due 01/30/2013	100	95
9.875% due 03/01/2009	50	50

Barclays Bank PLC
6.050% due 12/04/2017	2,600	2,422
7.434% due 09/29/2049	500	408
7.700% due 04/29/2049	300	264

BB&T Corp.
6.500% due 08/01/2011	30	29

Bear Stearns Cos. LLC
3.186% due 07/19/2010	400	392
5.700% due 11/15/2014	100	94
7.250% due 02/01/2018	9,000	8,676

BellSouth Capital Funding Corp.
7.875% due 02/15/2030	200	193

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	3,500	3,397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Block Financial LLC
7.875% due 01/15/2013	$10,000	$9,936

BNP Paribas
5.186% due 06/29/2049	5,700	4,370

C10 Capital SPV Ltd.
6.722% due 12/31/2049	400	371

Caelus Re Ltd.
9.061% due 06/07/2011	500	487

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	244

Caterpillar Financial Services Corp.
2.865% due 10/28/2008	105	105
4.226% due 06/24/2011	5,680	5,473
5.450% due 04/15/2018	2,500	2,241

Citigroup Capital XXI
8.300% due 12/21/2077	1,000	745

Citigroup, Inc.
5.000% due 09/15/2014	200	154
5.625% due 08/27/2012	400	345
6.000% due 02/21/2012	190	176
6.000% due 08/15/2017	740	628
6.125% due 05/15/2018	33,000	27,371
6.125% due 08/25/2036	800	520
8.400% due 04/29/2049	12,800	8,728

Commonwealth Bank of Australia
6.024% due 03/29/2049	350	294

ConocoPhillips Canada Funding Co. I
5.625% due 10/15/2016	300	292

Credit Agricole S.A.
6.637% due 05/29/2049	200	135

Credit Suisse New York
5.000% due 05/15/2013	1,500	1,391
6.000% due 02/15/2018	1,800	1,571

Deutsche Bank AG
4.875% due 05/20/2013	5,000	4,781

FIA Card Services N.A.
7.125% due 11/15/2012	145	142

Fleet National Bank
5.750% due 01/15/2009	175	175

Ford Motor Credit Co. LLC
7.875% due 06/15/2010	100	76

General Electric Capital Corp.
2.874% due 08/15/2011	150	147
4.800% due 05/01/2013	4,000	3,652
5.000% due 01/08/2016	100	85
5.450% due 01/15/2013	350	327
5.625% due 05/01/2018	2,000	1,694
5.875% due 01/14/2038	18,200	13,426
6.375% due 11/15/2067	3,300	2,673
6.750% due 03/15/2032	500	418

GMAC LLC
6.625% due 05/15/2012	100	42
6.875% due 09/15/2011	50	22

Goldman Sachs Group LP
4.500% due 06/15/2010	250	232

Goldman Sachs Group, Inc.
3.294% due 12/22/2008	200	197
5.250% due 10/15/2013	300	253
5.700% due 09/01/2012	300	259
5.950% due 01/18/2018	18,000	14,874
6.125% due 02/15/2033	600	433
6.150% due 04/01/2018	16,500	13,743
6.250% due 09/01/2017	1,600	1,342
6.600% due 01/15/2012	100	93
6.750% due 10/01/2037	700	468

HBOS Capital Funding LP
6.071% due 06/30/2049	800	518

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HBOS PLC
5.920% due 09/29/2049	$100	$59
6.750% due 05/21/2018	4,300	3,609

HSBC Bank USA N.A.
7.000% due 01/15/2039	13,800	12,408

HSBC Capital Funding LP
4.610% due 12/31/2049	1,730	1,481
9.547% due 12/29/2049	100	92

HSBC Holdings PLC
6.500% due 05/02/2036	700	580
6.500% due 09/15/2037	1,100	936
6.800% due 06/01/2038	3,800	3,220

International Lease Finance Corp.
4.875% due 09/01/2010	150	109

John Deere Capital Corp.
2.871% due 07/16/2010	5,000	4,965

JPMorgan & Co., Inc.
5.750% due 10/15/2008	100	100

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	269
5.125% due 09/15/2014	100	89
6.000% due 01/15/2018	28,000	25,576
6.400% due 05/15/2038	1,100	952
6.625% due 03/15/2012	350	344
7.125% due 06/15/2009	100	100
7.900% due 04/29/2049	11,500	9,708

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	275

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	1,300	1,008

JPMorgan Chase Capital XX
6.550% due 09/29/2036	400	294

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014 (a)	300	39
6.625% due 01/18/2012 (a)	15,030	1,954
6.875% due 05/02/2018 (a)	600	78

Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	100	95
5.054% due 05/12/2010	500	482
6.875% due 04/25/2018	1,100	975

MetLife, Inc.
5.000% due 06/15/2015	1,600	1,462

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	151

Morgan Stanley
2.912% due 02/09/2009	100	87
4.750% due 04/01/2014	900	478
5.375% due 10/15/2015	250	155
5.950% due 12/28/2017	400	251
6.000% due 04/28/2015	1,000	681
6.625% due 04/01/2018	20,200	13,389

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	1,050	795

National Australia Bank Ltd.
5.350% due 06/12/2013	1,500	1,443

Pacific Life Global Funding
5.150% due 04/15/2013	500	500

Preferred Term Securities XII
3.366% due 03/24/2034	99	73

Principal Life Income Funding Trusts
5.300% due 04/24/2013	500	499

Prudential Financial, Inc.
6.000% due 12/01/2017	1,500	1,339

Rabobank Capital Funding II
5.260% due 12/31/2049	150	139

See Accompanying Notes	Semiannual Report	September 30, 2008	155

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rabobank Capital Funding Trust
5.254% due 12/29/2049	$3,600	$3,106
RBS Capital Trust III
5.512% due 09/29/2049	200	162
Resona Bank Ltd.
5.850% due 09/29/2049	300	221
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	9,000	6,713
7.648% due 08/31/2049	1,000	822
9.118% due 03/31/2049	480	466
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	5,500	5,132
SLM Corp.
2.880% due 01/26/2009	200	194
State Street Capital Trust III
8.250% due 12/29/2049	400	392
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	240
Teco Finance, Inc.
6.572% due 11/01/2017	123	112
6.750% due 05/01/2015	200	193
7.000% due 05/01/2012	177	181
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	2,500	2,240
UBS AG
5.750% due 04/25/2018	3,600	3,137
UBS Preferred Funding Trust V
6.243% due 05/12/2049	800	617
United Overseas Bank Ltd.
5.375% due 09/03/2019	100	90
USB Capital IX
6.189% due 04/15/2049	975	478
Ventas Realty LP
6.750% due 06/01/2010	200	200
Wachovia Bank N.A.
5.000% due 08/15/2015	300	178
7.800% due 08/18/2010	30	25
Wachovia Corp.
5.500% due 05/01/2013	500	414
5.750% due 06/15/2017	3,500	2,631
Wells Fargo & Co.
2.888% due 01/12/2011	200	198
3.270% due 03/23/2010	75	74
5.625% due 12/11/2017	23,000	21,175
Wells Fargo Bank N.A.
5.950% due 08/26/2036	400	313
6.450% due 02/01/2011	30	31
Wells Fargo Capital X
5.950% due 12/15/2036	1,100	907
Wells Fargo Capital XIII
7.700% due 12/29/2049	12,600	10,996
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	300	271

		365,316

INDUSTRIALS 18.7%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	500	498
Allied Waste North America, Inc.
6.500% due 11/15/2010	300	295

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	62	59
7.858% due 04/01/2013	50	44

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Amgen, Inc.
5.850% due 06/01/2017	$6,500	$6,250
6.150% due 06/01/2018	3,200	3,130
6.900% due 06/01/2038	1,000	970
Anadarko Petroleum Corp.
5.950% due 09/15/2016	3,000	2,762
Apache Corp.
6.000% due 01/15/2037	1,100	930
Barrick Gold Corp.
5.800% due 11/15/2034	100	77
Baxter International, Inc.
6.250% due 12/01/2037	100	95
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	31
C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	94
Canadian National Railway Co.
4.400% due 03/15/2013	80	77
5.550% due 05/15/2018	500	494
6.375% due 11/15/2037	700	671
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	94
5.850% due 02/01/2035	200	145
5.900% due 02/01/2018	2,000	1,762
6.000% due 08/15/2016	100	90
6.250% due 03/15/2038	1,000	772
6.750% due 02/01/2039	5,100	4,207
Cardinal Health, Inc.
3.053% due 10/02/2009	200	197
5.500% due 06/15/2013	5,000	4,789
CBS Corp.
5.625% due 08/15/2012	500	471
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	154
Chesapeake Energy Corp.
6.375% due 06/15/2015	300	269
6.875% due 01/15/2016	200	184
7.000% due 08/15/2014	23	22
7.250% due 12/15/2018	200	185
7.500% due 06/15/2014	200	192
7.625% due 07/15/2013	300	288
Cisco Systems, Inc.
2.892% due 02/20/2009	60	60
CODELCO, Inc.
6.150% due 10/24/2036	100	89
Colorado Interstate Gas Co.
6.800% due 11/15/2015	991	943

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	105
Comcast Cable Communications LLC
6.875% due 06/15/2009	7,000	7,071
8.875% due 05/01/2017	35	37
Comcast Corp.
5.300% due 01/15/2014	100	92
5.875% due 02/15/2018	15,100	13,478
6.450% due 03/15/2037	1,400	1,130
7.050% due 03/15/2033	100	90
ConocoPhillips
5.200% due 05/15/2018	1,500	1,402
Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	86
Covidien International Finance S.A.
6.550% due 10/15/2037	100	96
Cox Communications, Inc.
4.625% due 06/01/2013	160	148

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.750% due 03/15/2011	$100	$102
7.750% due 11/01/2010	130	135
CSC Holdings, Inc.
8.125% due 07/15/2009	50	50
8.125% due 08/15/2009	50	50
CSX Corp.
5.300% due 02/15/2014	250	234
Daimler Finance North America LLC
7.300% due 01/15/2012	100	101
DCP Midstream LLC
5.375% due 10/15/2015	100	89
Delta Air Lines, Inc.
6.619% due 03/18/2011	111	105
7.379% due 05/18/2010	47	46
Devon Energy Corp.
7.950% due 04/15/2032	9,400	9,679
Devon Financing Corp. ULC
7.875% due 09/30/2031	300	305
El Paso Natural Gas Co.
5.950% due 04/15/2017	1,000	889
Embraer Overseas Ltd.
6.375% due 01/24/2017	100	93
Enbridge Energy Partners LP
5.875% due 12/15/2016	500	457
6.500% due 04/15/2018	7,000	6,466
EnCana Corp.
4.750% due 10/15/2013	100	92
5.900% due 12/01/2017	8,000	7,147
6.500% due 08/15/2034	100	80
6.500% due 02/01/2038	5,500	4,439
Energy Transfer Partners LP
6.125% due 02/15/2017	500	458
6.700% due 07/01/2018	4,500	4,273
7.500% due 07/01/2038	2,800	2,643
Enterprise Products Operating LLC
6.500% due 01/31/2019	8,000	7,466
Enterprise Products Operating LP
5.000% due 03/01/2015	200	179
First Data Corp.
9.875% due 09/24/2015	200	157
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	100	99
Fund American Cos., Inc.
5.875% due 05/15/2013	150	111
Gaz Capital S.A.
7.288% due 08/16/2037	2,000	1,430
7.510% due 07/31/2013	2,000	1,944
8.625% due 04/28/2034	200	187
Gazprom International S.A.
7.201% due 02/01/2020	80	73
General Electric Co.
5.250% due 12/06/2017	28,000	24,544
General Mills, Inc.
5.700% due 02/15/2017	200	194
Georgia-Pacific LLC
7.000% due 01/15/2015	100	92
7.125% due 01/15/2017	700	628
GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018	7,700	7,324
6.375% due 05/15/2038	2,000	1,879
HCA, Inc.
6.750% due 07/15/2013	200	169
Hess Corp.
7.875% due 10/01/2029	200	196

156	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HJ Heinz Co.
6.428% due 12/01/2020	$200	$200

Hospira, Inc.
6.050% due 03/30/2017	100	95

Humana, Inc.
6.450% due 06/01/2016	200	184
7.200% due 06/15/2018	10,000	9,488

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	137

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	100

International Business Machines Corp.
3.375% due 07/28/2011	5,700	5,699
8.375% due 11/01/2019	30	35

Kellogg Co.
5.125% due 12/03/2012	100	100

Kern River Funding Corp.
4.893% due 04/30/2018	60	58

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	185
5.950% due 02/15/2018	10,500	9,369
7.750% due 03/15/2032	2,000	1,910

Kraft Foods, Inc.
6.500% due 08/11/2017	300	289

Kroger Co.
5.500% due 02/01/2013	200	195

Monsanto Co.
5.125% due 04/15/2018	1,000	953
5.875% due 04/15/2038	800	725

Newell Rubbermaid, Inc.
5.500% due 04/15/2013	10,000	9,528

Newmont Mining Corp.
5.875% due 04/01/2035	100	76

News America Holdings, Inc.
9.250% due 02/01/2013	400	428

Norfolk Southern Corp.
5.750% due 04/01/2018	100	97
7.250% due 02/15/2031	100	105

Northrop Grumman Systems Corp.
7.750% due 02/15/2031	100	115

Northwest Pipeline GP
5.950% due 04/15/2017	200	185

Nucor Corp.
5.850% due 06/01/2018	1,000	954

Oracle Corp.
5.750% due 04/15/2018	300	279

Phelps Dodge Corp.
8.750% due 06/01/2011	200	211
9.500% due 06/01/2031	200	251

Philip Morris International, Inc.
5.650% due 05/16/2018	1,550	1,435
6.375% due 05/16/2038	2,700	2,376

Plains All American Pipeline LP
6.125% due 01/15/2017	1,400	1,274

Plains Exploration & Production Co.
7.000% due 03/15/2017	100	87

Qwest Communications International, Inc.
7.250% due 02/15/2011	200	190

Reynolds American, Inc.
7.750% due 06/01/2018	100	99

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	1,000	981
6.500% due 07/15/2018	9,000	8,519

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rockies Express Pipeline LLC
6.850% due 07/15/2018	$17,000	$16,348

Rogers Cable, Inc.
5.500% due 03/15/2014	100	92
6.750% due 03/15/2015	200	196

RR Donnelley & Sons Co.
6.125% due 01/15/2017	7,000	6,047

Safeway, Inc.
4.119% due 03/27/2009	200	198

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	200	202

Southern Co.
3.511% due 08/20/2010	5,400	5,390

Southern Natural Gas Co.
8.000% due 03/01/2032	258	241

Suncor Energy, Inc.
6.100% due 06/01/2018	5,000	4,569
6.500% due 06/15/2038	1,000	836
6.850% due 06/01/2039	4,500	3,913

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	49	51

Target Corp.
6.000% due 01/15/2018	1,000	948
7.000% due 01/15/2038	6,700	6,308

Time Warner Cable, Inc.
5.850% due 05/01/2017	9,240	8,149
6.550% due 05/01/2037	840	681

Time Warner, Inc.
6.750% due 04/15/2011	25	25

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	33

Transocean, Inc.
6.000% due 03/15/2018	4,500	4,204
6.800% due 03/15/2038	4,000	3,672

Union Pacific Corp.
6.625% due 02/01/2029	50	47

United Airlines, Inc.
10.125% due 03/22/2015 (a)	81	40

UnitedHealth Group, Inc.
6.000% due 02/15/2018	9,200	8,337

Vale Overseas Ltd.
6.250% due 01/11/2016	2,200	2,114
6.250% due 01/23/2017	100	94
8.250% due 01/17/2034	1,700	1,781

Viacom, Inc.
6.250% due 04/30/2016	500	451

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	1,000	979
6.200% due 04/15/2038	10,250	9,356
6.875% due 08/10/2009	30	31

Walt Disney Co.
6.375% due 03/01/2012	100	105

WEA Finance LLC
5.700% due 10/01/2016	100	86

WellPoint, Inc.
4.250% due 12/15/2009	100	98

Weyerhaeuser Co.
4.198% due 09/24/2009	300	297

Williams Cos., Inc.
6.375% due 10/01/2010	100	98

Xerox Corp.
3.626% due 12/18/2009	100	99

XTO Energy, Inc.
5.500% due 06/15/2018	5,800	5,136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.100% due 04/01/2036	$100	$83
6.375% due 06/15/2038	8,500	6,944
7.500% due 04/15/2012	100	105

Yum! Brands, Inc.
6.875% due 11/15/2037	200	169
8.875% due 04/15/2011	140	151

		295,396

UTILITIES 12.0%

Appalachian Power Co.
5.000% due 06/01/2017	4,000	3,472
5.650% due 08/15/2012	300	294
7.000% due 04/01/2038	3,400	3,182

AT&T Corp.
7.300% due 11/15/2011	447	464
8.000% due 11/15/2031	24,800	25,127

AT&T Mobility LLC
6.500% due 12/15/2011	50	51

AT&T, Inc.
5.100% due 09/15/2014	300	281
5.600% due 05/15/2018	3,000	2,688
6.500% due 09/01/2037	500	426

BellSouth Corp.
5.200% due 09/15/2014	300	282
5.200% due 12/15/2016	100	90

British Telecommunications PLC
8.625% due 12/15/2010	100	105
9.125% due 12/15/2030	2,000	1,996

Bruce Mansfield Unit
6.850% due 06/01/2034	100	100

CenturyTel, Inc.
8.375% due 10/15/2010	100	103

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018	1,800	1,711
6.750% due 04/01/2038	7,300	6,905

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	101

Consumers Energy Co.
5.000% due 02/15/2012	100	96
5.375% due 04/15/2013	100	97
5.500% due 08/15/2016	350	325

Deutsche Telekom International Finance BV
8.500% due 06/15/2010	330	343

Dominion Resources, Inc.
6.400% due 06/15/2018	5,950	5,701

Duke Energy Carolinas LLC
6.000% due 01/15/2038	1,600	1,439
6.050% due 04/15/2038	3,700	3,351
6.450% due 10/15/2032	200	189

Energy East Corp.
6.750% due 07/15/2036	100	89

Entergy Gulf States, Inc.
4.875% due 11/01/2011	100	97

Entergy Louisiana LLC
5.560% due 09/01/2015	50	48

FirstEnergy Corp.
7.375% due 11/15/2031	4,800	4,465

Florida Power & Light Co.
5.850% due 05/01/2037	1,800	1,650
5.950% due 02/01/2038	2,300	2,137

Florida Power Corp.
6.400% due 06/15/2038	3,000	2,842

FPL Group Capital, Inc.
5.350% due 06/15/2013	400	401

See Accompanying Notes	Semiannual Report	September 30, 2008	157

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

France Telecom S.A.
8.500% due 03/01/2031	$3,200	$3,473

Indianapolis Power & Light Co.
6.300% due 07/01/2013	150	153

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	150	144

Kentucky Power Co.
6.000% due 09/15/2017	200	186

Nevada Power Co.
6.500% due 05/15/2018	650	616

NGPL Pipe Co. LLC
7.119% due 12/15/2017	14,300	13,586
7.768% due 12/15/2037	2,800	2,747

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	30	30

NiSource Finance Corp.
7.875% due 11/15/2010	100	103

Ohio Edison Co.
5.450% due 05/01/2015	100	91

Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	100	102

Pacific Gas & Electric Co.
5.625% due 11/30/2017	500	473
6.050% due 03/01/2034	300	265
6.350% due 02/15/2038	6,900	6,269

PPL Capital Funding, Inc.
4.330% due 03/01/2009	200	199

Progress Energy, Inc.
6.850% due 04/15/2012	200	206
7.100% due 03/01/2011	94	97

PSEG Power LLC
6.950% due 06/01/2012	200	204

Public Service Co. of Colorado
5.800% due 08/01/2018	7,800	7,539
6.500% due 08/01/2038	3,400	3,231

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	139

Public Service Electric & Gas Co.
5.300% due 05/01/2018	300	280

Qwest Corp.
6.069% due 06/15/2013	100	85

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	15	15

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	188

Southern California Edison Co.
5.000% due 01/15/2014	200	196
5.500% due 08/15/2018	12,000	11,462
5.950% due 02/01/2038	5,900	5,374

Sprint Capital Corp.
8.375% due 03/15/2012	500	450

Telecom Italia Capital S.A.
3.395% due 07/18/2011	200	187
4.000% due 01/15/2010	200	194
5.250% due 11/15/2013	100	89
6.999% due 06/04/2018	3,000	2,696
7.721% due 06/04/2038	7,500	6,219

Telefonica Emisiones SAU
5.984% due 06/20/2011	100	99
6.221% due 07/03/2017	13,000	11,976

TELUS Corp.
8.000% due 06/01/2011	30	32

Toledo Edison Co.
6.150% due 05/15/2037	200	163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Verizon Communications, Inc.
6.100% due 04/15/2018	$25,700	$23,756
6.900% due 04/15/2038	1,000	887

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	189

Verizon New England, Inc.
6.500% due 09/15/2011	200	198

Virginia Electric and Power Co.
5.400% due 01/15/2016	500	469
5.400% due 04/30/2018	1,700	1,556
5.950% due 09/15/2017	300	286
6.000% due 05/15/2037	1,000	867
6.350% due 11/30/2037	4,600	4,154

Vodafone Group PLC
6.150% due 02/27/2037	8,500	6,830
7.750% due 02/15/2010	30	31

		189,429

Total Corporate Bonds & Notes (Cost $955,850)		850,141

CONVERTIBLE BONDS & NOTES 0.0%

ERP Operating LP
3.850% due 08/15/2026	200	185

Total Convertible Bonds & Notes (Cost $202)		185

U.S. GOVERNMENT AGENCIES 42.5%

Fannie Mae
5.000% due 05/01/2038 - 10/01/2038	78,836	76,747
5.500% due 09/01/2035 - 10/01/2038	123,888	123,503
6.000% due 08/01/2036 - 10/01/2038	78,312	79,364

Freddie Mac
5.000% due 06/15/2016	1	1
5.500% due 04/01/2038	99,512	99,078

Ginnie Mae
5.500% due 10/01/2038	6,300	6,295
6.000% due 10/01/2038	281,900	285,732

Total U.S. Government Agencies (Cost $670,450)		670,720

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
4.000% due 08/15/2018	2,000	2,028

Total U.S. Treasury Obligations (Cost $2,032)		2,028

MORTGAGE-BACKED SECURITIES 0.0%

Countrywide Alternative Loan Trust
6.000% due 01/25/2037	165	117

Merrill Lynch Mortgage Investors, Inc.
4.985% due 05/25/2033	98	94

Structured Adjustable Rate Mortgage Loan Trust
4.260% due 03/25/2034	103	95

Total Mortgage-Backed Securities (Cost $326)		306

ASSET-BACKED SECURITIES 1.7%

Chase Issuance Trust
4.319% due 09/15/2015	11,500	11,471

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SLM Student Loan Trust
4.173% due 04/25/2023		$14,700	$14,755

Total Asset-Backed Securities (Cost $26,111)			26,226

SOVEREIGN ISSUES 0.0%

Croatia Government International Bond
3.938% due 07/31/2010		14	14

Korea Development Bank
4.750% due 07/20/2009		300	300

Panama Government International Bond
9.375% due 04/01/2029		85	106

South Africa Government International Bond
7.375% due 04/25/2012		90	92

Total Sovereign Issues (Cost $524)			512

FOREIGN CURRENCY-DENOMINATED ISSUES 0.3%

BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	422

Credit Logement S.A.
4.604% due 03/29/2049		300	367

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	149

General Electric Capital Corp.
5.500% due 09/15/2067		900	760

HSBC Holdings PLC
5.375% due 12/20/2012		60	83

RBS Capital Trust A
6.467% due 12/29/2049		325	371

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	49

Santander Perpetual S.A. Unipersonal
4.375% due 12/29/2049	EUR	1,000	1,036

Telefonica Europe BV
5.125% due 02/14/2013		325	456

Total Foreign Currency-Denominated Issues (Cost $4,346)			3,693

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.3%

American International Group, Inc.
8.500% due 08/01/2011		1,900	16

Bank of America Corp.
7.250% due 12/31/2049		4,500	3,759

Citigroup, Inc.
6.500% due 12/31/2049		25,000	1,031

Wachovia Corp.
7.500% due 12/31/2049		1,000	393

Total Convertible Preferred Stocks (Cost $5,218)			5,199

PREFERRED STOCKS 0.0%

Goldman Sachs Group, Inc.
3.750% due 12/31/2049		4,000	52

Total Preferred Stocks (Cost $100)			52

158	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 25.1%

CERTIFICATES OF DEPOSIT 0.3%

UBS AG
4.832% due 07/01/2010	$3,900	$3,899

COMMERCIAL PAPER 5.1%

BNP Paribas
2.790% due 11/10/2008	14,100	14,056

Citibank N.A.
3.570% due 10/23/2008	3,000	2,994

Federal Home Loan Bank
0.100% due 10/07/2008	32,000	32,000

Freddie Mac
2.500% due 11/24/2008	31,900	31,780

		80,830

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 17.8%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	$214,300	$214,300
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 4.250% due 01/15/2010 valued at $218,890. Repurchase proceeds are $214,301.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	20,190	20,190
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.125% due 11/19/2008 valued at $20,595. Repurchase proceeds are $20,190.)
1.000% due 10/01/2008	46,929	46,929
(Dated 09/30/2008. Collateralized by Freddie Mac 5.125% due 12/29/2008 valued at $47,869. Repurchase proceeds are $46,930.)

		281,419

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.9%
0.848% due 10/16/2008 - 12/26/2008 (b)(c)	$30,780	$30,696

Total Short-Term Instruments (Cost $396,883)		396,844

PURCHASED OPTIONS (g) 0.1%
(Cost $556)		1,111

Total Investments 124.0% (Cost $2,064,116)		$1,958,093

Written Options (h) (0.1%) (Premiums $1,519)		(2,069)

Other Assets and Liabilities (Net) (23.9%)		(376,687)

Net Assets 100.0%		$1,579,337

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $23,957 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $1,846 at a weighted average interest rate of 2.528%. On September 30, 2008, there were no open reverse repurchase agreements.
(e)	Cash of $15,286 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	675	$246
90-Day Euribor June Futures	Long	06/2010	1,100	966
90-Day Eurodollar December Futures	Long	12/2009	2,902	3,018
90-Day Eurodollar June Futures	Long	06/2009	960	1,772
90-Day Eurodollar March Futures	Long	03/2009	40	(11)
90-Day Eurodollar March Futures	Long	03/2010	2,300	1,818
90-Day Eurodollar September Futures	Long	09/2009	1,300	2,019
Euro-Bobl December Futures	Short	12/2008	20	(27)
Euro-Bund 10-Year Bond December Futures	Long	12/2008	49	44
U.S. Treasury 2-Year Note December Futures	Long	12/2008	37	41
U.S. Treasury 5-Year Note December Futures	Long	12/2008	350	(303)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	22	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1,523	1,796
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	75	148
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	90	102
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	20	71
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	292	293

				$11,981

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc. 6.875% due 06/01/2018	(0.890%	)	09/20/2013	BOA	0.669%	$2,000	$(20)	$0	$(20)
Arrow Electronics, Inc. 6.875% due 06/01/2018	(0.780%	)	09/20/2013	MSC	0.669%	1,500	(8)	0	(8)
AutoZone, Inc. 5.875% due 10/15/2012	(0.340%	)	06/20/2012	GSC	0.833%	100	2	0	2
AutoZone, Inc. 5.875% due 10/15/2012	(0.980%	)	06/20/2013	GSC	0.927%	200	(1)	0	(1)
AutoZone, Inc. 5.875% due 10/15/2012	(0.390%	)	09/20/2012	RBS	0.853%	200	3	0	3
AutoZone, Inc. 5.875% due 10/15/2012	(0.340%	)	12/20/2012	RBS	0.880%	200	4	0	4
AvalonBay Communities, Inc. 6.125% due 11/01/2012	(1.850%	)	09/20/2013	BOA	2.246%	200	3	0	3
AvalonBay Communities, Inc. 6.125% due 11/01/2012	(1.979%	)	09/20/2013	GSC	2.246%	1,000	11	0	11
AvalonBay Communities, Inc. 6.125% due 11/01/2012	(1.220%	)	06/20/2013	MSC	2.212%	1,000	40	0	40
Black & Decker Corp. 7.125% due 06/01/2011	(0.400%	)	09/20/2012	BEAR	1.052%	200	5	0	5
Black & Decker Corp. 7.125% due 06/01/2011	(0.400%	)	12/20/2012	MSC	1.106%	200	5	0	5

See Accompanying Notes	Semiannual Report	September 30, 2008	159

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp. 7.125% due 06/01/2011	(0.420%	)	12/20/2012	MSC	1.106%	$100	$3	$0	$3
Black & Decker Corp. 7.125% due 06/01/2011	(0.420%	)	12/20/2012	MSC	1.106%	100	3	0	3
Black & Decker Corp. 7.125% due 06/01/2011	(1.440%	)	09/20/2013	RBS	1.245%	1,000	(9)	0	(9)
Black & Decker Corp. 7.125% due 06/01/2011	(0.450%	)	09/20/2012	UBS	1.052%	200	4	0	4
Block Financial LLC 7.875% due 01/15/2013	(1.500%	)	03/20/2013	BOA	1.280%	10,000	0	0	0
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	(0.450%	)	09/20/2013	BCLY	0.403%	600	(1)	0	(1)
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	(0.259%	)	09/20/2012	CSFB	0.327%	100	0	0	0
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	(0.270%	)	09/20/2012	MLP	0.327%	100	0	0	0
Camden Property Trust 5.875% due 11/30/2012	(2.340%	)	09/20/2013	MLP	3.601%	1,600	79	0	79
Cardinal health, Inc. 5.500% due 06/15/2013	(0.580%	)	06/20/2013	BOA	0.711%	5,000	0	0	0
CBS Corp. 4.625% due 05/15/2018	(0.610%	)	09/20/2012	DUB	1.684%	400	15	0	15
CenturyTel, Inc. 7.875% due 08/15/2012	(0.355%	)	06/20/2010	BEAR	0.885%	100	1	0	1
Chesapeake Energy Corp. 6.875% due 01/15/2016	(1.170%	)	12/20/2011	CITI	2.850%	200	10	0	10
Clorox Co. 6.125% due 02/01/2011	(0.350%	)	09/20/2012	CITI	0.666%	200	2	0	2
Clorox Co. 6.125% due 02/01/2011	(0.330%	)	09/20/2012	UBS	0.666%	200	3	0	3
Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	(0.140%	)	06/20/2012	CITI	0.449%	100	1	0	1
Commerzbank AG 5.500% due 10/25/2011	(0.690%	)	09/20/2013	BNP	1.427%	4,000	129	0	129
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.430%	)	06/20/2013	BCLY	0.487%	1,000	2	0	2
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.299%	)	06/20/2012	GSC	0.404%	100	0	0	0
Daimler Finance North America LLC 6.500% due 11/15/2013	(1.060%	)	09/20/2013	RBS	1.198%	5,000	25	0	25
Darden Restaurants, Inc. 6.000% due 08/15/2035	(1.530%	)	06/20/2013	DUB	2.110%	200	5	0	5
Darden Restaurants, Inc. 6.000% due 08/15/2035	(1.570%	)	06/20/2013	DUB	2.110%	200	4	0	4
Darden Restaurants, Inc. 7.125% due 02/01/2016	(0.490%	)	06/20/2012	MSC	1.916%	100	5	0	5
Delhaize America, Inc. 9.000% due 04/15/2031	(0.880%	)	09/20/2013	BCLY	0.882%	3,500	0	0	0
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	(0.210%	)	06/20/2012	BEAR	0.679%	500	8	0	8
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.780%	)	06/20/2018	BOA	0.715%	5,950	0	0	0
Dow Chemical Co. 5.700% due 05/15/2018	(0.840%	)	09/20/2013	CITI	0.853%	500	0	0	0
Dow Chemical Co. 6.000% due 10/01/2012	(0.259%	)	09/20/2012	CSFB	0.774%	100	2	0	2
Dow Chemical Co. 7.375% due 11/01/2029	(0.900%	)	09/20/2013	GSC	0.853%	2,200	(6)	0	(6)
Dow Chemical Co. 7.375% due 11/01/2029	(0.910%	)	09/20/2013	RBS	0.853%	4,000	(14)	0	(14)
Eastman Chemical Co. 7.600% due 02/01/2027	(0.650%	)	09/20/2013	BCLY	0.573%	3,300	(13)	0	(13)
ERP Operating LP 3.850% due 08/15/2026	(0.255%	)	09/20/2011	RBS	1.448%	200	7	0	7
ERP Operating LP 6.950% due 03/02/2011	(1.929%	)	09/20/2013	GSC	2.345%	2,000	34	0	34
FedEx Corp. 7.250% due 02/15/2011	(1.070%	)	09/20/2013	CITI	1.048%	1,000	(1)	0	(1)
Ford Motor Co. 6.500% due 08/01/2018	(5.000%	)	06/20/2013	DUB	24.401%	1,000	436	175	261
Gannett Co., Inc. 6.375% due 04/01/2012	(0.680%	)	09/20/2012	BOA	3.887%	400	43	0	43
Gap, Inc. 10.050% due 12/15/2008	(1.030%	)	09/20/2013	BCLY	0.948%	500	(2)	0	(2)
Gap, Inc. 10.050% due 12/15/2008	(1.200%	)	03/20/2013	JPM	0.906%	1,200	(15)	0	(15)
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.440%	)	06/20/2012	DUB	0.392%	500	(1)	0	(1)
GMAC LLC 6.875% due 08/28/2012	(2.500%	)	09/20/2011	DUB	55.201%	300	160	0	160
Home Depot, Inc. 5.875% due 12/16/2036	(1.100%	)	06/20/2013	BCLY	1.586%	1,000	20	0	20
Humana, Inc. 7.200% due 06/15/2018	(1.440%	)	09/20/2018	BOA	2.277%	10,000	0	0	0
Inco Ltd. 7.750% due 05/15/2012	(0.500%	)	12/20/2011	MSC	1.719%	500	18	0	18
JSC Gazprom 8.625% due 04/28/2034	(2.170%	)	08/20/2013	JPM	4.348%	2,000	165	0	165
Kohl’s Corp. 6.300% due 03/01/2011	(1.130%	)	06/20/2013	BCLY	1.219%	1,000	3	0	3
Kohl’s Corp. 6.300% due 03/01/2011	(0.300%	)	09/20/2012	BOA	1.118%	100	3	0	3
Kohl’s Corp. 6.300% due 03/01/2011	(0.330%	)	09/20/2012	CITI	1.118%	200	6	0	6
Kohl’s Corp. 6.300% due 03/01/2011	(0.220%	)	06/20/2012	GSC	1.101%	100	3	0	3
Koninklijke DSM NV 4.000% due 11/10/2015	(0.555%	)	09/20/2013	BCLY	0.768%	3,800	35	0	35
Kroger Co. 5.500% due 02/01/2013	(0.650%	)	06/20/2013	BCLY	0.598%	1,000	(2)	0	(2)
Lennar Corp. 5.950% due 03/01/2013	(0.780%	)	06/20/2012	GSC	7.780%	100	19	0	19
Liz Claiborne, Inc. 5.000% due 07/08/2013	(0.480%	)	06/20/2012	MSC	3.507%	100	10	0	10
Lowe’s Cos., Inc. 8.250% due 06/01/2010	(0.520%	)	12/20/2012	BOA	0.707%	200	1	0	1
Lowe’s Cos., Inc. 8.250% due 06/01/2010	(0.540%	)	12/20/2012	MSC	0.707%	100	1	0	1
Marriott International, Inc. 4.625% due 06/15/2012	(1.620%	)	06/20/2013	MSC	2.529%	1,000	36	0	36
Mattel, Inc. 6.125% due 06/15/2011	(0.330%	)	06/20/2012	BCLY	0.639%	100	1	0	1
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.570%	)	06/20/2012	BEAR	1.537%	100	3	0	3
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.530%	)	06/20/2012	MSC	1.537%	100	3	0	3
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.540%	)	06/20/2012	MSC	1.537%	100	3	0	3
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.570%	)	06/20/2012	RBS	1.537%	300	10	0	10
Muenchener Rueckversicherungs AG 1.000% due 06/10/2005	(0.490%	)	09/20/2013	BNP	0.566%	2,500	8	0	8
Newell Rubbermaid, Inc. 5.500% due 04/15/2013	(0.660%	)	06/20/2013	BOA	1.472%	10,000	0	0	0
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.319%	)	12/20/2012	GSC	0.902%	100	2	0	2

160	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.290%	)	09/20/2012	RBS	0.874%	$100	$2	$0	$2
Newell Rubbermaid, Inc. 6.750% due 03/15/2012	(0.230%	)	06/20/2012	RBS	0.843%	200	4	0	4
Noble Corp. 5.875% due 06/01/2013	(0.460%	)	06/20/2012	CSFB	0.809%	500	6	0	6
Nordstrom, Inc. 6.950% due 03/15/2028	(1.000%	)	06/20/2013	BCLY	1.474%	1,000	19	0	19
Nordstrom, Inc. 6.950% due 03/15/2028	(0.180%	)	06/20/2011	GSC	1.093%	100	2	0	2
Nordstrom, Inc. 6.950% due 03/15/2028	(0.180%	)	06/20/2012	RBS	1.282%	200	8	0	8
Nordstrom, Inc. 6.950% due 03/15/2028	(0.230%	)	12/20/2012	UBS	1.377%	300	13	0	13
Norfolk Southern Corp. 7.700% due 05/15/2017	(0.240%	)	12/20/2012	MLP	0.365%	200	1	0	1
Phelps Dodge Corp. 8.750% due 06/01/2011	(0.520%	)	09/20/2011	GSC	0.274%	200	(2)	0	(2)
Progress Energy, Inc. 5.625% due 01/15/2016	(0.460%	)	09/20/2013	CITI	0.473%	1,300	0	0	0
RadioShack Corp. 7.375% due 05/15/2011	(1.700%	)	06/20/2013	BCLY	1.742%	1,000	1	0	1
RadioShack Corp. 7.375% due 05/15/2011	(1.455%	)	06/20/2013	RBS	1.742%	500	6	0	6
Raytheon Co. 7.200% due 08/15/2027	(0.090%	)	06/20/2009	CITI	0.122%	100	0	0	0
RR Donnelley & Sons Co. 6.125% due 01/15/2017	(1.850%	)	03/20/2017	BOA	1.651%	7,000	0	0	0
Safeway, Inc. 5.800% due 08/15/2012	(0.650%	)	09/20/2013	GSC	0.648%	3,600	(1)	0	(1)
Safeway, Inc. 5.800% due 08/15/2012	(0.610%	)	06/20/2013	MSC	0.633%	1,000	1	0	1
Sara Lee Corp. 6.125% due 11/01/2032	(0.570%	)	06/20/2013	BCLY	0.564%	1,000	0	0	0
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.230%	)	09/20/2012	BOA	0.704%	200	3	0	3
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.950%	)	09/20/2013	CITI	0.773%	1,300	(11)	0	(11)
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.230%	)	09/20/2012	MSC	0.704%	200	3	0	3
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.260%	)	12/20/2012	MSC	0.724%	100	2	0	2
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.280%	)	12/20/2012	MSC	0.724%	100	2	0	2
Solvay S.A 4.625% due 06/27/2018	(0.730%	)	09/20/2013	BCLY	0.828%	3,800	15	0	15
Southwest Airlines Co. 5.250% due 10/01/2014	(1.530%	)	06/20/2013	BCLY	1.555%	1,000	1	0	1
Southwest Airlines Co. 6.500% due 03/01/2012	(0.290%	)	06/20/2011	GSC	1.146%	100	2	0	2
Southwest Airlines Co. 6.500% due 03/01/2012	(0.480%	)	09/20/2012	RBS	1.406%	200	7	0	7
Staples, Inc. 7.375% due 10/01/2012	(0.280%	)	06/20/2012	CSFB	1.223%	200	6	0	6
Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/2012	(1.890%	)	06/20/2013	GSC	2.812%	1,000	36	0	36
TJX Cos., Inc. 7.450% due 12/15/2009	(0.250%	)	12/20/2012	RBS	0.517%	400	4	0	4
Union Pacific Corp. 6.125% due 01/15/2012	(0.215%	)	06/20/2011	BNP	0.356%	100	0	0	0
VF Corp. 8.500% due 10/01/2010	(0.220%	)	06/20/2012	GSC	0.662%	100	2	0	2
VF Corp. 8.500% due 10/01/2010	(0.450%	)	12/20/2012	GSC	0.737%	300	3	0	3
Volkswagen International Finance NV 5.375% due 05/22/2018	(1.280%	)	09/20/2013	GSC	1.443%	13,400	87	0	87
Walt Disney Co. 6.375% due 03/01/2012	(0.180%	)	06/20/2011	MSC	0.381%	100	1	0	1
Weyerhaeuser Co. 6.750% due 03/15/2012	(0.490%	)	06/20/2012	BCLY	1.680%	200	8	0	8
Weyerhaeuser Co. 6.750% due 03/15/2012	(0.520%	)	06/20/2012	BEAR	1.680%	300	12	0	12
Weyerhaeuser Co. 6.750% due 03/15/2012	(1.018%	)	03/20/2017	GSC	1.875%	100	6	0	6
Weyerhaeuser Co. 6.750% due 03/15/2012	(0.530%	)	06/20/2012	JPM	1.680%	100	4	0	4
Weyerhaeuser Co. 7.125% due 07/15/2023	(1.620%	)	06/20/2013	GSC	1.839%	1,000	9	0	9
Whirlpool Corp. 7.750% due 07/15/2016	(0.320%	)	09/20/2012	BOA	0.989%	100	2	0	2
Whirlpool Corp. 7.750% due 07/15/2016	(0.630%	)	06/20/2012	GSC	0.957%	100	1	0	1
Whirlpool Corp. 7.750% due 07/15/2016	(0.780%	)	03/20/2017	MSC	1.150%	100	2	0	2
Whirlpool Corp. 7.750% due 07/15/2016	(0.380%	)	12/20/2012	RBS	1.034%	500	13	0	13
Whirlpool Corp. 7.750% due 07/15/2016	(1.400%	)	09/20/2013	RBS	1.146%	600	(7)	0	(7)

							$1,581	$175	$1,406

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc. 7.000% due 11/04/2013	1.100%	09/20/2010	JPM	0.656%	$300	$3	$0	$3
American International Group, Inc. 4.250% due 05/15/2013	0.890%	12/20/2012	DUB	15.254%	100	(36)	0	(36)
American International Group, Inc. 4.250% due 05/15/2013	0.900%	12/20/2012	DUB	15.254%	300	(108)	0	(108)
American International Group, Inc. 4.250% due 05/15/2013	0.350%	06/20/2010	JPM	16.772%	50	(12)	0	(12)
American International Group, Inc. 6.250% due 05/01/2036	1.550%	03/20/2013	CITI	14.972%	1,000	(348)	0	(348)
American International Group, Inc. 6.250% due 05/01/2036	2.062%	03/20/2013	JPM	14.972%	1,000	(335)	0	(335)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.480%	09/20/2012	CITI	1.357%	200	(6)	0	(6)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.230%	12/20/2013	DUB	1.430%	5,000	(44)	0	(44)
Citigroup, Inc. 6.500% due 01/18/2011	0.280%	09/20/2012	MSC	2.780%	700	(59)	0	(59)
ConocoPhillips 4.750% due 10/15/2012	0.230%	03/20/2011	MSC	0.397%	300	(1)	0	(1)
Dominion Resources, Inc. 5.200% due 01/15/2016	0.670%	06/20/2015	CITI	0.624%	100	0	0	0
EnCana Corp. 4.750% due 10/15/2013	0.530%	09/20/2009	BEAR	0.914%	200	(1)	0	(1)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.600%	06/20/2010	BEAR	28.031%	100	(26)	0	(26)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.700%	09/20/2011	DUB	28.157%	300	(109)	0	(109)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	1.700%	03/20/2009	GSC	22.138%	200	(18)	0	(18)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	2.650%	03/20/2012	JPM	28.569%	5,000	(2,138)	0	(2,138)
Freeport-McMoRan Copper & Gold, Inc. 6.875% due 02/01/2014	1.000%	06/20/2012	CITI	1.633%	300	(6)	0	(6)
General Electric Capital Corp. 6.000% due 06/15/2012	0.630%	12/20/2012	BCLY	6.175%	600	(102)	0	(102)

See Accompanying Notes	Semiannual Report	September 30, 2008	161

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	$1,000	$(30)	$0	$(30)
General Electric Capital Corp. 6.000% due 06/15/2012	1.310%	03/20/2013	CITI	6.113%	1,000	(153)	0	(153)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	12/20/2012	DUB	6.175%	4,000	(624)	0	(624)
General Electric Capital Corp. 6.000% due 06/15/2012	0.300%	06/20/2010	MLP	6.824%	200	(20)	0	(20)
GMAC LLC 6.875% due 08/28/2012	3.740%	09/20/2009	CSFB	79.633%	200	(85)	0	(85)
GMAC LLC 6.875% due 08/28/2012	1.500%	09/20/2009	DUB	79.633%	500	(220)	0	(220)
GMAC LLC 6.875% due 08/28/2012	1.840%	06/20/2012	JPM	50.152%	500	(273)	0	(273)
International Game Technology 0.000% convertible until 01/29/2033	0.350%	03/20/2010	CSFB	0.775%	200	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	200	0	0	0
JSC Gazprom 8.625% due 04/28/2034	0.890%	10/20/2008	MSC	3.451%	3,000	2	0	2
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.265%	03/20/2011	BNP	Defaulted	200	(169)	0	(169)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.750%	09/20/2012	BOA	Defaulted	100	(84)	0	(84)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	7.800%	09/20/2013	HSBC	Defaulted	10,000	(8,409)	0	(8,409)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.720%	09/20/2012	MLP	Defaulted	400	(338)	0	(338)
Lennar Corp. 5.950% due 03/01/2013	8.000%	06/20/2012	MLP	7.780%	100	1	0	1
MetLife, Inc. 5.000% due 06/15/2015	2.073%	03/20/2013	DUB	4.056%	1,000	(70)	0	(70)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	03/20/2009	JPM	0.848%	100	0	0	0
Vale Overseas Ltd. 8.250% due 01/17/2034	0.700%	12/20/2011	MSC	1.719%	500	(14)	0	(14)
XTO Energy, Inc. 6.250% due 04/15/2013	0.380%	03/20/2010	MLP	1.038%	200	(2)	0	(2)

						$(13,835)	$0	$(13,835)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	BOA	$500	$36	$(3)	$39
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	1,700	9	23	(14)
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	GSC	250	18	(2)	20
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	MSC	1,300	94	(4)	98

					$157	$14	$143

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-3 Index	0.500%	03/20/2010	CITI	$298	$(8)	$(1)	$(7)
CDX.IG-9 5 Year Index 15-30%	0.880%	12/20/2012	DUB	1,000	1	0	1
CDX.IG-9 5 Year Index 15-30%	1.290%	12/20/2012	DUB	2,000	34	0	34
CDX.IG-9 5 Year Index 15-30%	0.640%	12/20/2012	UBS	10,000	(93)	0	(93)
CDX.IG-9 5 Year Index 30-100%	0.680%	12/20/2012	DUB	1,000	11	0	11
CDX.IG-9 5 Year Index 30-100%	0.720%	12/20/2012	DUB	500	6	0	6
CDX.IG-9 5 Year Index 30-100%	0.484%	12/20/2012	GSC	75,000	225	0	225
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	MSC	18,300	211	0	211
CDX.IG-9 10 Year Index 30-100%	0.516%	12/20/2017	GSC	50,000	(85)	0	(85)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	MLP	127,000	(702)	601	(1,303)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	RBS	30,000	(44)	38	(82)
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	1,000	(104)	(169)	65

					$(548)	$469	$(1,017)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

162	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	6.000%	09/15/2010	UBS	AUD	127,200	$(94)	$(59)	$(35)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$700	5	5	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MLP		600	5	4	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		500	4	4	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS		300	2	2	0
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		3,800	26	(15)	41
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		800	6	(3)	9
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		1,600	(64)	(66)	2
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		200	(7)	(13)	6
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		45,000	(1,712)	(1,629)	(83)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	DUB		33,300	(1,212)	436	(1,648)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC		19,600	(714)	234	(948)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		24,500	(891)	(588)	(303)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		1,100	(40)	(65)	25
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		29,200	(1,301)	313	(1,614)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,700	(75)	(109)	34
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	60,000	1,193	(633)	1,826
Pay	6-Month AUD Bank Bill	6.250%	09/15/2011	CSFB		50,300	54	5	49
Pay	6-Month AUD Bank Bill	6.250%	09/15/2011	RBC		9,400	11	7	4
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	CITI		2,800	57	(64)	121
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	8,000	83	(85)	168
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI		200	(3)	(23)	20
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		2,700	(96)	0	(96)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	300	(2)	(10)	8
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		24,000	(101)	(485)	384
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	HSBC		400	10	(4)	14
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(137)	(66)	(71)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	5,800	(19)	9	(28)

							$(5,012)	$(2,898)	$(2,114)

(g)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$400	$5	$3
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	7,300	73	177
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	5,700	53	139
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	3,400	34	83
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,200	74	149
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	400	3	1
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	8,000	83	62
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	12,000	123	292
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,400	78	153

							$526	$1,059

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD	$1.375	05/21/2010	EUR	200	$10	$20
Put - OTC EUR versus USD	1.375	05/21/2010		200	10	15
Call - OTC EUR versus USD	1.372	06/03/2010		100	5	10
Put - OTC EUR versus USD	1.372	06/03/2010		100	5	7

					$30	$52

(h)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	400	$268	$323
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	400	188	515

				$456	$838

See Accompanying Notes	Semiannual Report	September 30, 2008	163

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$100	$3	$3
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	2,500	67	150
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.100%	03/16/2009	3,300	26	22
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,800	48	108
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,100	30	66
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,400	72	127
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	200	5	3
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	3,500	84	82
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	3,900	107	234
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,500	72	132

							$514	$927

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	$1,000	$9	$7
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	1,000	16	19
Call - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	11,000	129	75
Put - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	11,000	129	203

							$283	$304

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$98.344	10/24/2008	$42,000	$266	$0

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	40	$25,200	$639
Sales	2,018	105,300	2,170
Closing Buys	(400)	(43,200)	(754)
Expirations	(858)	0	(536)
Exercised	0	0	0

Balance at 09/30/2008	800	$87,300	$1,519

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	11/01/2038	$16,800	$16,690	$16,703
Freddie Mac	5.500%	10/01/2038	100,000	99,199	99,359

				$115,889	$116,062

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	MSC	2,865	10/2008	$0	$(118)	$(118)
Sell		MSC	5,730	10/2008	122	(9)	113
Sell	BRL	CITI	54	12/2008	2	0	2
Buy		HSBC	372	12/2008	0	(26)	(26)
Sell		HSBC	108	12/2008	4	0	4
Buy		JPM	1,644	12/2008	0	(107)	(107)
Sell		MSC	656	12/2008	20	0	20
Sell		RBC	1,931	12/2008	45	0	45
Buy		UBS	779	12/2008	0	(17)	(17)
Sell		UBS	47	12/2008	2	0	2
Buy		RBC	1,931	06/2009	0	(46)	(46)
Buy	CLP	MSC	27,495	12/2008	0	(7)	(7)
Sell	CNY	BCLY	4,409	10/2008	5	0	5
Buy		DUB	6,228	10/2008	0	(15)	(15)
Sell		DUB	809	10/2008	0	0	0
Sell		JPM	1,010	10/2008	1	0	1

164	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	BCLY	1,350	12/2008	$0	$(2)	$(2)
Buy		DUB	809	12/2008	0	(1)	(1)
Buy		BCLY	3,437	07/2009	0	(37)	(37)
Buy		DUB	8,959	07/2009	0	(96)	(96)
Buy		HSBC	9,794	07/2009	0	(88)	(88)
Buy		JPM	15,512	07/2009	0	(162)	(162)
Sell	EUR	CITI	6,645	10/2008	0	(22)	(22)
Buy		JPM	5,950	10/2008	0	(337)	(337)
Sell		JPM	3,000	10/2008	158	0	158
Sell		UBS	9,595	10/2008	535	0	535
Buy	GBP	DUB	260	10/2008	0	(20)	(20)
Buy		UBS	10,000	10/2008	0	(792)	(792)
Sell		UBS	11,501	11/2008	396	0	396
Buy	INR	BCLY	632	11/2008	0	(1)	(1)
Buy		DUB	2,267	11/2008	0	(8)	(8)
Buy		HSBC	5,758	11/2008	0	(20)	(20)
Buy		JPM	7,010	11/2008	0	(24)	(24)
Sell	MXN	CITI	376	11/2008	1	0	1
Buy		RBC	376	11/2008	0	(1)	(1)
Buy		CITI	376	05/2009	0	(1)	(1)
Buy	MYR	BCLY	4,334	11/2008	0	(68)	(68)
Buy		DUB	464	11/2008	0	(8)	(8)
Buy		JPM	348	11/2008	0	(6)	(6)
Buy	PHP	HSBC	16,000	11/2008	0	(22)	(22)
Buy		JPM	16,600	11/2008	0	(20)	(20)
Buy		BCLY	3,800	02/2009	0	(4)	(4)
Buy		DUB	1,900	02/2009	0	(3)	(3)
Buy		HSBC	4,650	02/2009	0	(5)	(5)
Buy		JPM	6,588	02/2009	0	(5)	(5)
Buy		MLP	1,500	02/2009	0	(2)	(2)
Buy		MSC	5,100	02/2009	0	(6)	(6)
Buy		RBS	1,400	02/2009	0	(2)	(2)
Buy		LEH	1,000	12/2010	0	(1)	(1)
Sell		LEH	1,000	12/2010	0	(1)	(1)
Buy	PLN	HSBC	2,166	11/2008	0	(102)	(102)
Buy		HSBC	1,442	05/2009	0	(46)	(46)
Buy	RUB	DUB	8,301	11/2008	0	(11)	(11)
Buy		HSBC	5,155	11/2008	0	(8)	(8)
Buy		JPM	23,585	11/2008	0	(87)	(87)
Sell		JPM	5,610	11/2008	17	0	17
Buy		HSBC	8,062	05/2009	0	(24)	(24)
Buy	SGD	BCLY	17	10/2008	0	(1)	(1)
Buy		CSFB	73	10/2008	0	(2)	(2)
Buy		DUB	40	10/2008	0	(2)	(2)
Buy		JPM	260	10/2008	0	(9)	(9)
Buy		UBS	80	10/2008	0	(2)	(2)
Buy		BCLY	394	11/2008	0	(13)	(13)
Buy		BOA	190	11/2008	0	(7)	(7)
Buy		CITI	262	11/2008	0	(1)	(1)
Buy		DUB	372	11/2008	0	(1)	(1)
Buy		HSBC	357	11/2008	0	(1)	(1)
Buy		JPM	435	11/2008	0	(2)	(2)
Buy		UBS	190	11/2008	0	(7)	(7)
Buy		CITI	470	12/2008	0	(1)	(1)
Buy	TWD	BCLY	574	02/2009	0	(1)	(1)
Buy	ZAR	JPM	153	12/2008	0	(1)	(1)

					$1,308	$(2,439)	$(1,131)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$16	$1,948,395	$9,682	$1,958,093
Short Sales, at value	0	(116,062)	0	(116,062)
Other Financial Instruments ++	11,981	(18,681)	(68)	(6,768)

Total	$11,997	$1,813,652	$9,614	$1,835,263

See Accompanying Notes	Semiannual Report	September 30, 2008	165

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$192	$9,434	$3	$0	$53	$0	$9,682
Other Financial Instruments ++	178	(283)	0	0	169	(132)	(68)

Total	$370	$9,151	$3	$0	$222	$(132)	$9,614

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

166	PIMCO Funds	See Accompanying Notes

Schedule of Investments Long-Term U.S. Government Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 11.5%

BANKING & FINANCE 7.9%

Bank of America Corp.
3.048% due 10/14/2016	$5,000	$4,292

CIT Group, Inc.
2.927% due 08/17/2009	6,000	4,828

Citigroup, Inc.
2.836% due 01/30/2009	9,500	9,400

Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	3,565

Goldman Sachs Group, Inc.
2.978% due 02/06/2012	5,100	3,962
4.069% due 06/28/2010	2,300	2,053

HSBC Finance Corp.
3.041% due 01/15/2014	5,000	4,056
3.241% due 06/01/2016	3,000	2,306

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	1,870

Lehman Brothers Holdings, Inc.
2.889% due 01/23/2009 (a)	9,200	1,196

Morgan Stanley
2.912% due 02/09/2009	8,000	6,973
3.235% due 10/18/2016	9,400	6,137
3.271% due 10/15/2015	3,000	1,639
4.904% due 05/14/2010	6,900	5,039

RBS Capital Trust II
6.425% due 12/29/2049	600	510

Textron Financial Corp.
4.600% due 05/03/2010	3,000	3,004

U.S. Trade Funding Corp.
4.260% due 11/15/2014	5,578	5,848

Wachovia Bank N.A.
3.704% due 05/14/2010	1,450	1,187

Wells Fargo & Co.
3.270% due 03/23/2010	10,800	10,705

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,504

		83,074

INDUSTRIALS 3.1%

Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,797

Daimler Finance North America LLC
3.249% due 03/13/2009	11,800	11,750

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,136

Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	4,049

Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,012

Loews Corp.
5.250% due 03/15/2016	3,000	2,893

Omnicom Group, Inc.
5.900% due 04/15/2016	1,500	1,480

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	882

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	5,100	4,655

		32,654

UTILITIES 0.5%

BellSouth Corp.
5.200% due 09/15/2014	6,000	5,631

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GTE Corp.
7.510% due 04/01/2009	$100	$102

		5,733

Total Corporate Bonds & Notes (Cost $145,999)		121,461

MUNICIPAL BONDS & NOTES 1.6%

Anaheim, California Public Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 02/01/2039	5,345	4,559

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	621

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	100	87

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,216
5.000% due 08/01/2032	3,000	2,836

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	6,000	5,374

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	176

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	600	524

Total Municipal Bonds & Notes (Cost $17,866)		16,393

U.S. GOVERNMENT AGENCIES 64.2%

Fannie Mae
0.000% due 03/25/2009 (c)	32	31
0.000% due 06/01/2017 - 05/15/2030	15,489	6,171
2.948% due 03/18/2031	905	893
3.267% due 07/25/2037	2,365	2,171
3.807% due 10/25/2017	202	202
4.107% due 04/25/2032	192	192
4.250% due 04/25/2037	341	275
4.278% due 06/01/2043 - 03/01/2044 (h)	2,034	2,029
4.500% due 10/25/2023 - 06/25/2025	5,938	5,164
4.500% due 08/01/2035 - 09/01/2035 (h)	2,136	2,024
4.637% due 07/01/2035 (h)	708	711
4.970% due 08/01/2026	18	19
5.000% due 11/25/2015 - 10/01/2038	19,249	16,997
5.125% due 07/16/2018	500	493
5.375% due 04/11/2022	11,900	11,903
5.380% due 07/01/2033 (h)	2,389	2,238
5.500% due 09/25/2024 - 08/25/2035	10,212	9,881
5.500% due 01/01/2033 - 04/01/2037 (h)	65,420	65,315
5.649% due 10/01/2024 (h)	72	73
5.793% due 11/01/2023 (h)	277	281
5.800% due 02/09/2026	15,000	15,161
6.000% due 05/17/2027	1,069	1,099
6.055% due 04/01/2028 (h)	94	97
6.125% due 10/01/2024	1	1
6.131% due 11/01/2034 (h)	470	474
6.210% due 08/06/2038	8,000	9,118
6.235% due 05/01/2025 (h)	29	30
6.250% due 12/25/2013	6	6

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 11/25/2023 - 07/25/2031	$6,262	$6,425
6.545% due 02/01/2028	22	22
6.625% due 11/15/2030	900	1,088
6.750% due 06/25/2032	6,024	6,149
6.824% due 12/01/2027 (h)	94	95
6.900% due 05/25/2023	236	246
6.950% due 07/25/2020	64	67
7.000% due 06/25/2022 - 05/18/2027	4,238	4,474
7.500% due 07/01/2032	11	12
7.800% due 10/25/2022	32	34
9.000% due 08/01/2021	13	14
9.000% due 06/01/2027 (h)	63	70

Farmer Mac
7.316% due 07/25/2011	1,710	1,694

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	19,925
5.050% due 03/28/2019	1,000	1,013
5.125% due 07/09/2029	675	679
5.150% due 03/25/2020	1,000	1,016
5.750% due 12/07/2028	500	542

Federal Home Loan Bank
4.250% due 12/18/2009	16,300	16,340
5.125% due 12/29/2008	45,000	45,229
5.250% due 09/12/2014	16,400	17,069
5.300% due 06/26/2023	2,000	1,955

Federal Housing Administration
6.896% due 07/01/2020	1,415	1,400
7.000% due 11/25/2019	369	365
7.430% due 11/01/2019 - 06/01/2024	782	786

Freddie Mac
0.000% due 12/11/2025	11,600	4,778
2.718% due 02/15/2019	11,237	10,955
2.888% due 01/15/2033	539	533
2.988% due 06/15/2030 - 12/15/2032	767	762
3.038% due 06/15/2031	245	244
4.000% due 11/15/2018	12,632	11,578
4.278% due 10/25/2044	8,145	7,861
4.478% due 07/25/2044	2,229	2,032
4.500% due 12/15/2019 - 07/15/2035	42,814	37,595
4.799% due 12/01/2024 (h)	59	60
5.000% due 03/18/2014 - 09/15/2035	58,544	53,563
5.185% due 06/01/2022	7	7
5.200% due 10/25/2023	93	90
5.200% due 09/01/2027 (h)	39	40
5.256% due 10/01/2026 (h)	25	26
5.375% due 05/01/2022	7	7
5.400% due 03/17/2021	20,000	20,416
5.500% due 08/23/2017 - 07/15/2036	39,100	38,328
5.500% due 04/01/2038 (h)	2,796	2,783
5.625% due 11/23/2035	21,800	21,485
6.000% due 04/15/2034 - 05/15/2036	89,840	84,372
6.250% due 09/15/2023	3,916	4,044
6.271% due 01/01/2028	23	23
6.345% due 01/01/2028 (h)	166	168
6.460% due 02/01/2028 (h)	236	240
6.500% due 11/15/2023 - 10/25/2043	2,502	2,597
7.000% due 07/15/2022 - 01/15/2024	779	817
7.000% due 12/15/2023 (b)	18	1

Ginnie Mae
4.138% due 03/20/2031	1,178	1,174
5.000% due 09/20/2035	28,016	23,331
5.125% due 12/20/2017 - 11/20/2027 (h)	250	253

See Accompanying Notes	Semiannual Report	September 30, 2008	167

Schedule of Investments  Long-Term U.S. Government Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.125% due 12/20/2020 - 10/20/2027	$70	$71
5.375% due 02/20/2017 - 04/20/2027	223	226
5.375% due 05/20/2017 - 05/20/2030 (h)	1,228	1,244
5.500% due 03/20/2021 - 02/20/2033	1,613	1,611
5.500% due 05/20/2032 (h)	318	324
5.625% due 09/20/2017 - 09/20/2026 (h)	448	454
5.625% due 07/20/2020 - 09/20/2026	78	79
6.000% due 08/20/2033	2,715	2,685
7.000% due 03/16/2029	482	489

Overseas Private Investment Corp.
4.736% due 03/15/2022	4,052	3,911
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,315

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	7,300	2,772

Small Business Administration
5.240% due 08/01/2023	5,095	5,077

Tennessee Valley Authority
4.500% due 04/01/2018	7,400	7,243
4.875% due 01/15/2048	11,700	11,170
5.375% due 04/01/2056	18,000	18,736

Total U.S. Government Agencies (Cost $673,944)		673,328

U.S. TREASURY OBLIGATIONS 10.6%

Treasury Inflation Protected Securities (e)
2.375% due 01/15/2027	6,306	6,077

U.S. Treasury Bonds
5.375% due 02/15/2031	500	567
6.000% due 02/15/2026	2,400	2,842
8.750% due 08/15/2020	3,600	5,102

U.S. Treasury Notes
4.000% due 08/31/2009	10,000	10,195
4.250% due 08/15/2014	500	532

U.S. Treasury Strips
0.000% due 02/15/2021	58,300	33,345
0.000% due 08/15/2023	600	303
0.000% due 05/15/2026	2,200	970
0.000% due 11/15/2027	53,700	22,388
0.000% due 02/15/2032	22,500	7,909
0.000% due 08/15/2032	22,500	7,757
0.000% due 02/15/2033	38,400	12,971

Total U.S. Treasury Obligations (Cost $110,849)		110,958

MORTGAGE-BACKED SECURITIES 9.4%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	5,200	4,537

Banc of America Funding Corp.
4.625% due 02/20/2036	8,008	7,120

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	6,258	5,826
4.476% due 02/25/2034	1,059	860
4.734% due 01/25/2034	427	420
4.750% due 10/25/2035	9,099	8,456
5.402% due 04/25/2033	543	510
6.752% due 02/25/2033	61	60

Bear Stearns Alt-A Trust
5.504% due 09/25/2035	1,534	1,237

Bear Stearns Mortgage Securities, Inc.
5.205% due 06/25/2030	29	28

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	$1,621	$988
3.417% due 05/25/2035	1,404	896
5.500% due 10/25/2033	6,579	4,700

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	468	298
3.527% due 03/25/2035	2,349	1,312
3.547% due 06/25/2035	2,081	1,748
6.000% due 10/25/2034	5,278	3,929

CS First Boston Mortgage Securities Corp.
5.077% due 07/25/2033	1,131	1,078

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	755	708

First Horizon Asset Securities, Inc.
4.593% due 12/25/2033	1,064	1,001

First Republic Mortgage Loan Trust
3.687% due 06/25/2030	190	172

GMAC Mortgage Corp. Loan Trust
4.282% due 06/25/2034	1,142	805

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	947	851

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	720	663
3.250% due 05/19/2035	1,093	707
3.270% due 03/19/2037	1,246	768
5.215% due 07/19/2035	2,368	1,584

Impac CMB Trust
3.457% due 10/25/2035	7,445	4,600
5.749% due 09/25/2034	2,795	2,453

JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	4,508	3,853

MASTR Asset Securitization Trust
5.500% due 09/25/2033	709	652

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	6,638	5,001

Residential Accredit Loans, Inc.
3.507% due 08/25/2035	1,134	701
3.607% due 01/25/2033	186	168
3.607% due 03/25/2033	526	489
6.000% due 06/25/2036	4,394	3,313

Sequoia Mortgage Trust
3.538% due 07/20/2033	1,107	917

Structured Adjustable Rate Mortgage Loan Trust
3.427% due 05/25/2037	4,020	2,466

Structured Asset Mortgage Investments, Inc.
3.307% due 09/25/2047	289	275
3.417% due 04/25/2036	6,910	4,211
3.427% due 05/25/2036	384	237
3.450% due 10/19/2033	282	263

Structured Asset Securities Corp.
5.233% due 01/25/2032	3	3

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	276	265

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	823	753

WaMu Mortgage Pass-Through Certificates
3.437% due 04/25/2045	920	604
3.467% due 11/25/2045	86	55
3.497% due 10/25/2045	1,733	1,099
3.517% due 01/25/2045	1,781	1,190
3.665% due 12/25/2046	1,424	860
3.747% due 12/25/2027	1,342	1,157
3.855% due 02/25/2046	2,447	1,467
3.855% due 08/25/2046	6,952	3,961
4.198% due 08/25/2046	902	652

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.255% due 06/25/2042	$97	$88
4.255% due 08/25/2042	61	55
4.274% due 05/25/2041	194	178

Wells Fargo Mortgage-Backed Securities Trust
5.106% due 03/25/2036	6,594	5,866

Total Mortgage-Backed Securities (Cost $128,131)		99,114

ASSET-BACKED SECURITIES 4.5%

Accredited Mortgage Loan Trust
3.257% due 02/25/2037	960	917

ACE Securities Corp.
3.257% due 07/25/2036	502	496
3.287% due 10/25/2036	380	377

Ameriquest Mortgage Securities, Inc.
3.347% due 03/25/2036	56	56

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	23	16

Argent Securities, Inc.
3.257% due 09/25/2036	479	474
3.257% due 10/25/2036	984	962

Asset-Backed Securities Corp. Home Equity
3.267% due 07/25/2036	48	48
3.317% due 05/25/2036	179	178

Bear Stearns Asset-Backed Securities Trust
3.707% due 11/25/2042	1,798	1,506
3.867% due 10/25/2032	275	242

Carrington Mortgage Loan Trust
3.527% due 10/25/2035	742	704

Chase Credit Card Master Trust
2.658% due 09/15/2011	3,900	3,878

Chase Issuance Trust
3.138% due 11/15/2011	6,900	6,845

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	36	31

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	404	401
3.257% due 01/25/2037	18	18
3.257% due 03/25/2037	1,439	1,388
3.317% due 10/25/2046	293	284
3.367% due 02/25/2036	287	253
3.367% due 11/25/2036	115	113

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	301	290
3.297% due 12/25/2037	549	526

CS First Boston Mortgage Securities Corp.
3.457% due 01/25/2043	403	357

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	733	690
3.257% due 03/25/2037	2,496	2,358

Ford Credit Auto Owner Trust
3.908% due 06/15/2012	7,000	6,823

Fremont Home Loan Trust
3.267% due 01/25/2037	1,111	1,046

GSAMP Trust
3.327% due 12/25/2035	20	20

GSR Mortgage Loan Trust
3.307% due 11/25/2030	29	28

GSRPM Mortgage Loan Trust
3.327% due 03/25/2035	329	308

Home Equity Mortgage Trust
3.387% due 05/25/2036	7,584	5,582

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	494	459

168	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Indymac Residential Asset-Backed Trust
3.357% due 03/25/2036	$2,432	$2,391

LA Arena Funding LLC
7.656% due 12/15/2026	83	83

Long Beach Mortgage Loan Trust
3.267% due 10/25/2036	665	634

Morgan Stanley ABS Capital I
3.307% due 04/25/2036	959	946

Residential Asset Securities Corp.
3.277% due 11/25/2036	427	421

SACO I, Inc.
3.587% due 11/25/2035	1,754	1,270

Soundview Home Equity Loan Trust
3.257% due 10/25/2036	84	83
3.267% due 11/25/2036	780	750

Structured Asset Securities Corp.
3.257% due 10/25/2036	743	705
3.317% due 04/25/2036	740	731

Washington Mutual Asset-Backed Certificates
3.267% due 10/25/2036	1,141	1,078

Total Asset-Backed Securities (Cost $50,687)		46,766

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 1.7%

Israel Government AID Bond
0.000% due 05/15/2021	$7,277	$3,968
0.000% due 02/15/2023	3,193	1,584
0.000% due 05/15/2023	25,571	12,530

Total Sovereign Issues (Cost $18,277)		18,082

SHORT-TERM INSTRUMENTS 6.7%

REPURCHASE AGREEMENTS 6.4%

Barclays Capital, Inc.
2.250% due 10/01/2008	62,300	62,300
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $63,440. Repurchase proceeds are $62,304.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	4,774	4,774
(Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $4,870. Repurchase proceeds are $4,774.)

		67,074

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.3%
1.291% due 10/16/2008 - 12/26/2008 (d)(f)(g)	$2,850	$2,836

Total Short-Term Instruments (Cost $69,918)		69,910

PURCHASED OPTIONS (k) 0.1%
(Cost $2,450)		1,478

Total Investments 110.3% (Cost $1,218,121)		$1,157,490

Written Options (l) (0.2%) (Premiums $2,517)		(2,091)

Other Assets and Liabilities (Net) (10.1%)		(106,087)

Net Assets 100.0%		$1,049,312

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $1,243 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(g)	Securities with an aggregate market value of $698 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $73,821 at a weighted average interest rate of 3.825%. On September 30, 2008, securities valued at $79,029 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $11,958 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	174	$208
90-Day Eurodollar December Futures	Long	12/2010	400	(462)
90-Day Eurodollar June Futures	Long	06/2009	2,067	411
90-Day Eurodollar June Futures	Long	06/2010	174	205
90-Day Eurodollar March Futures	Long	03/2009	27	14
90-Day Eurodollar March Futures	Long	03/2010	149	206
90-Day Eurodollar September Futures	Long	09/2009	174	209
U.S. Treasury 5-Year Note December Futures	Long	12/2008	462	128
U.S. Treasury 10-Year Note December Futures	Long	12/2008	574	(351)
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	2,651	(2,719)

				$(2,151)

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Avon Products, Inc. 5.125% due 01/15/2011	(0.150%	)	03/20/2011	CSFB	0.278%	$2,800	$8	$0	$8
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170%	)	12/20/2016	MLP	1.600%	5,000	458	0	458
BellSouth Corp. 5.200% due 09/15/2014	(0.395%	)	09/20/2014	DUB	0.417%	6,000	6	0	6
Countrywide Financial Corp. 6.250% due 05/15/2016	(0.710%	)	06/20/2016	BEAR	4.874%	5,000	1,134	0	1,134
Gannett Co., Inc. 5.750% due 06/01/2011	(0.330%	)	06/20/2011	JPM	3.718%	2,350	194	0	194
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.250% due 01/15/2014	(0.165%	)	12/20/2013	BNP	3.913%	5,000	755	0	755

See Accompanying Notes	Semiannual Report	September 30, 2008	169

Schedule of Investments  Long-Term U.S. Government Fund   (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.430% due 06/01/2016	(0.220%	)	06/20/2016	BEAR	3.637%	$3,000	$546	$0	$546
International Lease Finance Corp. 5.250% due 01/10/2013	(0.200%	)	03/20/2013	GSC	8.828%	2,900	734	0	734
Johnson Controls, Inc. 5.250% due 01/15/2011	(0.240%	)	03/20/2011	BEAR	1.177%	4,000	87	0	87
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.150%	)	12/20/2011	RBS	0.644%	2,000	30	0	30
Loews Corp. 5.250% due 03/15/2016	(0.280%	)	03/20/2016	BEAR	0.608%	3,000	62	0	62
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320%	)	12/20/2016	RBS	8.756%	4,400	1,468	0	1,468
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.275%	)	12/20/2015	RBS	9.149%	3,000	979	0	979
Omnicom Group, Inc. 5.900% due 04/15/2016	(0.390%	)	06/20/2016	MSC	0.716%	1,500	32	0	32
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.280%	)	06/20/2012	MSC	0.610%	900	10	0	10
Textron Financial Corp. 4.600% due 05/03/2010	(0.110%	)	06/20/2010	BEAR	3.738%	3,000	175	0	175
Wells Fargo Bank N.A. 4.750% due 02/09/2015	(0.140%	)	03/20/2015	GSC	2.150%	5,000	537	0	537

							$7,215	$0	$7,215

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bank of America Corp. 6.250% due 04/15/2012	0.900%	03/20/2013	BNP	1.543%	$25,000	$(630)	$0	$(630)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.670%	03/20/2018	GSC	0.948%	25,000	(407)	0	(407)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	12/20/2009	BOA	7.165%	1,400	(98)	0	(98)
General Electric Capital Corp. 6.000% due 06/15/2012	0.830%	12/20/2009	GSC	7.165%	600	(42)	0	(42)

						$(1,177)	$0	$(1,177)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB	$11,000	$74	$10	$64
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY	1,600	18	36	(18)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB	3,000	33	65	(32)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP	1,600	17	36	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA	5,900	(224)	(183)	(41)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	21,200	(807)	(766)	(41)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS	5,300	(193)	188	(381)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	3,000	(134)	56	(190)

						$(1,216)	$(558)	$(658)

(k)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$23,800	$270	$191
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	14,600	156	108
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	9,800	104	72
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,100	46	30
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	15,600	152	115
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	74,400	654	294
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	51,000	551	259
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	33,600	359	248
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	14,900	158	161

							$2,450	$1,478

170	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(l)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$8,000	$257	$250
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	3,200	80	66
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,400	78	67
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	109	92
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	46	39
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,200	166	145
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	24,900	621	448
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	17,000	513	341
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,200	364	312
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	5,000	153	161
Call - OTC 7-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	5.420%	08/28/2009	2,200	65	141
Put - OTC 7-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	5.420%	08/28/2009	2,200	65	29

							$2,517	$2,091

Transactions in written call and put options for the period ended September 30, 2008:

	Notional Amount	Premium
Balance at 03/31/2008	$144,200	$3,117
Sales	31,700	997
Closing Buys	(61,700)	(929)
Expirations	(28,200)	(668)
Exercised	0	0

Balance at 09/30/2008	$86,000	$2,517

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2038	$65,700	$65,108	$65,443
Fannie Mae	6.000%	10/01/2038	36,120	36,272	36,555
U.S. Treasury Strips	0.000%	11/15/2027	11,200	4,643	4,669

				$106,023	$106,667

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,151,029	$6,461	$1,157,490
Short Sales, at value	0	(106,667)	0	(106,667)
Other Financial Instruments ++	(2,151)	3,289	(818)	320

Total	$(2,151)	$1,047,651	$5,643	$1,051,143

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$8,631	$(276)	$(1)	$(8)	$(191)	$(1,694)	$6,461
Other Financial Instruments ++	0	0	0	0	0	(818)	(818)

Total	$8,631	$(276)	$(1)	$(8)	$(191)	$(2,512)	$5,643

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	171

Schedule of Investments  Low Duration Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
6.820% due 08/03/2012	$47,520	$32,278

Idearc, Inc.
4.470% due 11/17/2014	1,564	924
4.800% due 11/17/2014	35,009	20,690

Total Bank Loan Obligations (Cost $82,257)		53,892

CORPORATE BONDS & NOTES 32.8%

BANKING & FINANCE 26.5%

AIG Matched Funding Corp.
2.110% due 10/06/2008	15,800	15,794

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	14,400	13,915

American Express Bank FSB
3.248% due 10/20/2009	23,800	23,322
5.500% due 04/16/2013	20,600	18,872

American Express Credit Corp.
2.547% due 11/09/2009	32,600	30,832

American International Group, Inc.
2.895% due 10/18/2011	1,500	891
4.950% due 03/20/2012	4,700	2,901
5.375% due 10/18/2011	600	383
5.850% due 01/16/2018	500	251
8.250% due 08/15/2018	14,500	8,436

ANZ National International Ltd.
2.842% due 08/07/2009	5,700	5,686
6.200% due 07/19/2013	17,600	17,487

Bank of America Corp.
2.918% due 11/06/2009	3,200	3,130
3.889% due 09/25/2009	61,900	60,712
8.000% due 12/29/2049	188,900	149,718
8.125% due 12/29/2049	11,400	9,225

Bank of America N.A.
2.819% due 06/12/2009	12,000	11,943

Bank of Ireland
3.072% due 12/19/2008	4,100	4,094

Bank of New York Mellon Corp.
3.194% due 02/05/2010	63,300	61,944

Bear Stearns Cos. LLC
2.901% due 08/21/2009	9,200	9,109
2.927% due 05/18/2010	64,800	63,509
3.186% due 07/19/2010	32,030	31,405
3.852% due 03/30/2009	22,600	22,487
4.500% due 10/28/2010	12,000	11,662
6.400% due 10/02/2017	59,100	55,285
6.950% due 08/10/2012	74,890	75,718

Calabash Re Ltd.
11.219% due 01/08/2010	4,700	4,760
13.719% due 01/08/2010	4,500	4,649

Capital One Financial Corp.
3.097% due 09/10/2009	100,770	94,033

Caterpillar Financial Services Corp.
2.865% due 10/28/2008	1,800	1,799

CIT Group, Inc.
2.925% due 06/08/2009	1,350	1,155
2.927% due 08/17/2009	48,100	38,708
3.212% due 12/19/2008	31,200	30,843

Citigroup Funding, Inc.
2.805% due 12/08/2008	23,100	22,990
3.190% due 04/23/2009	76,520	75,261
3.476% due 06/26/2009	17,975	17,558

Citigroup, Inc.
3.799% due 12/28/2009	22,100	21,392
5.100% due 09/29/2011	1,500	1,380

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.125% due 02/14/2011	$27,165	$25,376
5.500% due 04/11/2013	48,200	42,112
8.400% due 04/29/2049	9,000	6,137

Countrywide Financial Corp.
2.931% due 01/05/2009	13,000	12,826

Credit Agricole S.A.
2.809% due 05/28/2009	17,600	17,530
2.859% due 05/28/2010	24,400	24,198

DnB NOR Bank ASA
2.858% due 10/13/2009	18,900	18,874

Enron Credit Linked Notes Trust
8.000% due 08/15/2049 (a)	6,018	150

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	2,500	1,915
5.800% due 01/12/2009	3,600	3,418
7.250% due 10/25/2011	900	573
7.375% due 10/28/2009	13,000	10,454
7.375% due 02/01/2011	600	399
7.875% due 06/15/2010	1,700	1,298
8.625% due 11/01/2010	1,000	710

General Electric Capital Corp.
2.831% due 01/05/2009	3,000	2,993
2.849% due 03/12/2010	12,400	12,238
2.851% due 10/06/2010	2,000	1,969
2.856% due 01/20/2010	35,200	34,959
3.251% due 02/01/2011	24,300	24,056
3.334% due 06/20/2014	10,000	9,120

GMAC LLC
6.000% due 12/15/2011	3,500	1,558

Goldman Sachs Group, Inc.
2.892% due 11/10/2008	31,800	31,573
3.129% due 07/23/2009	600	569
3.294% due 12/22/2008	36,400	35,883
3.300% due 06/23/2009	14,200	13,500
3.812% due 03/30/2009	20,800	20,024

HSBC Bank USA N.A.
2.957% due 06/10/2009	9,200	9,153

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	18,539

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	827

HSBC Finance Corp.
8.000% due 07/15/2010	12,000	12,252

ICICI Bank Ltd.
3.328% due 01/12/2010	32,200	31,283

International Lease Finance Corp.
3.031% due 05/24/2010	8,950	7,174

JPMorgan Chase & Co.
3.526% due 06/26/2009	1,000	999

KeyBank N.A.
5.061% due 06/02/2010	42,400	42,213

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	10,900	1,417
2.881% due 10/22/2008 (a)	29,970	3,896
2.911% due 08/21/2009 (a)	38,000	4,940
2.951% due 05/25/2010 (a)	1,400	182
3.052% due 11/10/2009 (a)	15,000	1,950
5.625% due 01/24/2013 (a)	5,300	689

Longpoint Re Ltd.
8.069% due 05/08/2010	8,500	8,650

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	25,500	25,485
2.893% due 12/04/2009	21,000	19,978
2.894% due 08/14/2009	23,000	22,186
3.000% due 07/25/2011	32,700	28,273
4.610% due 05/20/2009	110,400	107,791

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Metropolitan Life Global Funding I
5.125% due 04/10/2013	$123,100	$119,707

Morgan Stanley
2.881% due 01/15/2010	30,900	23,836
2.912% due 02/09/2009	33,200	28,936
3.228% due 11/21/2008	16,460	16,241
4.904% due 05/14/2010	28,500	20,815

Mystic Re Ltd.
9.111% due 12/05/2008	26,900	26,892
12.811% due 06/07/2011	6,400	6,542

National Australia Bank Ltd.
2.858% due 09/11/2009	23,500	23,443
3.252% due 02/08/2010	109,600	109,513

Osiris Capital PLC
5.641% due 01/15/2010	11,000	10,910

Pacific Life Global Funding
5.150% due 04/15/2013	81,100	81,089

PNC Bank N.A.
3.323% due 02/01/2010	73,400	73,037

Pricoa Global Funding I
2.870% due 03/03/2009	22,000	21,895
2.896% due 01/30/2012	18,300	17,632
3.969% due 09/27/2013	14,770	13,885

Residential Reinsurance 2007 Ltd.
13.061% due 06/07/2010	1,800	1,856

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	37,207	36,097

Santander U.S. Debt S.A. Unipersonal
2.820% due 11/20/2008	4,700	4,690
2.858% due 02/06/2009	200	199

SLM Corp.
2.940% due 07/27/2009	16,200	14,262
2.960% due 07/26/2010	5,200	3,946

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	85,800	78,490

U.S. Bancorp
3.191% due 02/04/2010	37,820	37,386

Wachovia Bank N.A.
3.250% due 03/23/2009	17,850	16,796

Wachovia Corp.
2.846% due 10/28/2008	14,900	14,824
2.861% due 12/01/2009	25,600	22,295
5.500% due 05/01/2013	70,000	57,969
7.980% due 02/28/2049	182,500	76,374

Wells Fargo & Co.
2.888% due 01/12/2011	6,600	6,545
3.223% due 01/29/2010	70,100	69,919

		2,761,549

INDUSTRIALS 3.8%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	148,818	120,711

Anadarko Petroleum Corp.
3.219% due 09/15/2009	26,300	25,996

Cisco Systems, Inc.
2.892% due 02/20/2009	2,400	2,397

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,052

Daimler Finance North America LLC
3.169% due 03/13/2009	28,600	28,498
3.241% due 08/03/2009	23,000	22,902

Gaz Capital S.A.
7.510% due 07/31/2013	44,200	42,965

General Mills, Inc.
2.921% due 01/22/2010	17,700	17,463

172	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

International Business Machines Corp.
3.375% due 07/28/2011	$72,500	$72,483

Pemex Project Funding Master Trust
9.375% due 12/02/2008	4,492	4,529

Ryder System, Inc.
5.950% due 05/02/2011	10,380	10,501

Time Warner, Inc.
3.034% due 11/13/2009	17,400	16,710

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	25,100	24,661

		396,868

UTILITIES 2.5%

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	49,800	50,630

AT&T, Inc.
2.894% due 02/05/2010	11,700	11,661

Deutsche Telekom International Finance BV
3.390% due 03/23/2009	22,435	22,327

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	4,887

Public Service Electric & Gas Co.
3.694% due 03/12/2010	51,300	50,951

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	31,600	31,205

Southern California Edison Co.
2.891% due 02/02/2009	20,470	20,442

Telecom Italia Capital S.A.
3.395% due 07/18/2011	24,000	22,412

Telefonica Emisiones SAU
3.504% due 06/19/2009	33,000	32,812

Verizon Communications, Inc.
6.100% due 04/15/2018	10,000	9,244

		256,571

Total Corporate Bonds & Notes (Cost $3,806,331)		3,414,988

U.S. GOVERNMENT AGENCIES 42.1%

Fannie Mae
0.950% due 03/25/2009 (b)	70	0
3.267% due 12/25/2036	9,716	9,364
3.407% due 10/27/2037	107,300	98,834
3.557% due 03/25/2044	810	792
3.607% due 05/25/2031 - 06/25/2032	2,908	2,828
3.807% due 05/25/2030	654	644
3.857% due 05/25/2030	654	642
3.975% due 04/25/2022	15	15
4.000% due 05/01/2011	200	199
4.070% due 06/01/2017	14	13
4.160% due 08/01/2017	6	6
4.168% due 07/01/2018	13	13
4.233% due 12/01/2017	25	25
4.250% due 05/25/2033	8,745	8,530
4.278% due 07/01/2042 - 07/01/2044	12,683	12,652
4.310% due 03/01/2035	1,650	1,653
4.328% due 09/01/2041	20,023	19,903
4.478% due 10/01/2030 - 11/01/2039	1,912	1,901
4.500% due 06/01/2011 - 08/01/2035	4,457	4,473
4.514% due 02/01/2028	11	11
4.563% due 01/01/2028	71	72
4.616% due 07/01/2035	10,936	11,005
4.652% due 07/01/2035	13,250	13,390
4.655% due 01/01/2035	15,105	15,264

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.663% due 04/01/2034	$1,664	$1,676
4.689% due 05/01/2035	8,967	9,032
4.755% due 03/01/2035	18,506	18,131
4.776% due 09/01/2035	9,692	9,802
4.919% due 10/01/2035	7,490	7,602
4.945% due 04/01/2018	832	838
4.997% due 12/01/2023	35	35
5.000% due 12/01/2013 - 11/01/2038	1,127,024	1,122,721
5.000% due 04/01/2035 - 03/01/2036 (i)	27,501	26,856
5.058% due 06/01/2035	3,956	3,996
5.073% due 01/01/2021	34	34
5.248% due 11/01/2017	32	32
5.366% due 09/01/2032	1,976	1,994
5.434% due 06/01/2022	7	7
5.468% due 03/01/2035	4,910	5,067
5.479% due 07/25/2017	463	464
5.500% due 11/01/2008 - 10/01/2038	421,116	421,322
5.500% due 04/01/2034 - 01/01/2035 (i)	46,082	46,066
5.511% due 07/01/2017	51	51
5.582% due 11/01/2017	56	56
5.892% due 04/01/2024	223	227
6.000% due 03/01/2009 - 10/01/2038	689,185	699,340
6.000% due 07/01/2036 - 05/01/2038 (i)	238,636	242,009
6.046% due 01/01/2024	150	153
6.062% due 11/01/2027	96	97
6.250% due 02/01/2011	78,000	81,639
6.258% due 07/01/2023	90	91
6.259% due 08/01/2029	830	851
6.295% due 11/01/2018	4	4
6.372% due 01/01/2024	10	11
6.436% due 10/01/2024	181	184
6.500% due 03/25/2009 (b)	18	0
6.500% due 08/01/2028 - 12/25/2042	103,682	106,800
6.500% due 10/01/2037 (i)	5,942	6,101
6.545% due 02/01/2028	290	294
7.000% due 05/01/2012 - 01/01/2032	718	723
7.500% due 02/01/2013	2	2
8.000% due 04/01/2030 - 11/01/2031	2,981	3,230
8.500% due 04/01/2025	142	156
8.800% due 01/25/2019	93	98
9.000% due 03/25/2021 - 01/01/2025	326	356
9.250% due 10/25/2018	6	6
9.500% due 03/25/2020 - 11/01/2025	731	817
10.000% due 10/01/2009 - 05/01/2022	23	24
10.500% due 07/01/2014 - 07/01/2021	3	3
11.000% due 11/01/2020	3	4
11.250% due 10/01/2015	7	7
11.500% due 11/01/2019 - 02/01/2020	2	2
11.750% due 02/01/2016	9	11
13.000% due 07/01/2015	3	3
13.250% due 09/01/2011	2	2
15.750% due 12/01/2011	2	2
16.000% due 09/01/2012 - 12/01/2012	1	2

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	4,676	4,703

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	292,202	285,711
2.718% due 02/15/2019	98,313	95,850
2.788% due 05/15/2036	16,045	15,545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.838% due 12/15/2030	$12,916	$12,726
2.888% due 06/15/2018	4,141	4,066
2.938% due 11/15/2030	11	11
3.450% due 10/15/2020	55	55
3.467% due 08/25/2031	3,953	3,581
3.487% due 09/25/2031	6,577	6,159
3.500% due 03/15/2021	29	29
4.000% due 09/15/2015	155	155
4.000% due 01/15/2024 (b)	3,523	510
4.357% due 08/01/2035	16,707	16,824
4.447% due 03/01/2035	5,451	5,482
4.478% due 07/25/2044	755	688
4.500% due 02/15/2015 - 06/01/2018	40,413	40,566
4.601% due 04/01/2035	12,513	12,585
4.620% due 04/01/2035	9,608	9,688
4.662% due 08/15/2032	743	738
4.692% due 06/01/2035	46,005	45,578
4.706% due 08/01/2035 (i)	82,044	82,763
4.724% due 03/01/2035	9,633	9,726
4.875% due 06/13/2018	19,100	19,395
4.916% due 07/01/2035	21,866	21,946
4.942% due 03/01/2035	2,364	2,381
4.996% due 04/01/2035	2,259	2,281
5.000% due 04/01/2013 - 07/15/2024	49,620	49,816
5.049% due 04/01/2035	4,434	4,498
5.065% due 07/01/2018	54	55
5.250% due 01/01/2017	5	5
5.500% due 02/15/2014 - 09/01/2038	64,701	64,745
5.612% due 02/01/2020	290	295
5.860% due 06/01/2024	65	66
5.873% due 12/01/2022	44	45
5.890% due 10/01/2027	29	29
6.000% due 03/01/2011 - 09/01/2038	33,027	33,539
6.009% due 09/01/2023	21	21
6.254% due 01/01/2024	98	100
6.365% due 01/01/2024	35	36
6.374% due 11/01/2022	275	280
6.500% due 03/15/2029 - 07/25/2043	56,586	58,417
6.734% due 10/01/2023	128	130
6.990% due 11/01/2023	35	35
7.000% due 01/01/2030 - 04/01/2032	70	74
7.500% due 07/15/2030	569	573
8.000% due 01/01/2012 - 12/01/2024	317	337
8.500% due 06/01/2009 - 11/01/2025	818	907
9.000% due 12/15/2020 - 08/01/2022	294	311
9.500% due 07/01/2010 - 09/01/2021	91	98
10.000% due 03/01/2016 - 05/15/2020	44	47
10.750% due 09/01/2009 - 08/01/2011	4	4
14.000% due 09/01/2012 - 04/01/2016	1	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
3.038% due 12/16/2025	145	145
5.000% due 01/20/2032 - 02/20/2032	4,351	4,405
5.125% due 10/20/2023 - 12/20/2027	2,987	3,021
5.375% due 04/20/2016 - 05/20/2030	6,254	6,320
5.500% due 03/20/2019 - 03/20/2031	234	239
5.625% due 08/20/2022 - 07/20/2030	3,939	3,988

See Accompanying Notes	Semiannual Report	September 30, 2008	173

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 01/15/2029 - 10/01/2038	$193,739	$196,724
6.500% due 09/15/2032 - 05/15/2034	47	49
6.500% due 04/15/2036 (i)	177,512	181,921
7.000% due 03/15/2011 - 10/15/2011	13	14
7.500% due 03/15/2022 - 09/15/2031	203	219
8.000% due 05/15/2016 - 06/20/2031	2,074	2,265
8.500% due 12/15/2021 - 08/15/2030	46	50
9.000% due 03/15/2017 - 11/15/2030	253	279
9.500% due 10/15/2016 - 06/15/2025	25	27
9.750% due 08/15/2017	20	22
10.000% due 10/15/2013 - 11/15/2020	5	6
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	3	4
11.750% due 08/15/2013	3	3
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	3	4
13.500% due 11/15/2012	4	5
16.000% due 02/15/2012	5	6

Small Business Administration
7.640% due 03/01/2010	45	46

Vendee Mortgage Trust
6.500% due 05/15/2029	39,601	41,257

Total U.S. Government Agencies (Cost $4,386,995)		4,376,489

U.S. TREASURY OBLIGATIONS 0.0%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	630	548

Total U.S. Treasury Obligations (Cost $593)		548

MORTGAGE-BACKED SECURITIES 13.6%

American Home Mortgage Assets
3.417% due 10/25/2046	34,045	13,277

American Home Mortgage Investment Trust
4.290% due 10/25/2034	48,087	38,524
4.390% due 02/25/2045	13,253	8,907
4.440% due 02/25/2045	45,682	30,718

Banc of America Funding Corp.
4.135% due 05/25/2035	242,345	206,608

Banc of America Mortgage Securities, Inc.
5.147% due 05/25/2033	341	335
6.500% due 10/25/2031	5,820	5,859

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	13,476	12,546
4.625% due 10/25/2035	53,962	48,685
4.734% due 01/25/2034	12,516	12,330
4.750% due 10/25/2035	153,122	140,366
4.767% due 11/25/2030	103	102
5.010% due 01/25/2035	5,283	4,724
5.040% due 04/25/2033	8,638	8,327
5.425% due 04/25/2033	23,662	22,220
5.600% due 02/25/2033	1,782	1,664
6.752% due 02/25/2033	1,118	1,111

Bear Stearns Alt-A Trust
5.228% due 03/25/2035	29,449	23,472
5.370% due 05/25/2035	30,038	25,516
5.504% due 09/25/2035	8,025	6,474

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,261

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	$25,465	$22,941

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	16,234	12,926

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	8	8

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	5,703	5,421

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	10,600	9,205

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	12,972	7,907
3.487% due 02/25/2037	13,854	8,999
6.500% due 06/25/2033	232	232

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	4,202	2,667
4.727% due 02/20/2035	27,370	24,351
4.797% due 11/25/2034	15,439	13,576
5.250% due 02/20/2036	27,074	19,436

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	2,632	2,404
4.938% due 12/15/2040	10,458	10,336
5.357% due 06/25/2032	63	63

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 03/25/2037	6,828	6,600

DLJ Acceptance Trust
11.000% due 08/01/2019	62	63

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	160	161

Drexel Burnham Lambert CMO Trust
3.236% due 05/01/2016	2	2

First Horizon Alternative Mortgage Securities
4.740% due 06/25/2034	17,798	14,823

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	7,024	6,904

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	90	90

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	16,524	14,218
3.287% due 01/25/2047	17,805	16,919

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,600	3,899

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	9,844	8,847
5.993% due 08/10/2045	12,100	10,362

GSR Mortgage Loan Trust
4.539% due 09/25/2035	91,666	78,465
4.625% due 09/25/2035	9,864	9,196
6.000% due 03/25/2032	886	867

Harborview Mortgage Loan Trust
5.145% due 07/19/2035	13,079	11,400

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	6,992	6,598

Imperial Savings Association
6.503% due 02/25/2018	37	37

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	10,139	9,530
3.417% due 05/25/2046	6,664	4,064

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,000	1,667
5.882% due 02/15/2051	4,400	3,762
6.007% due 06/15/2049	50,285	43,155

JPMorgan Mortgage Trust
5.021% due 02/25/2035	22,417	19,540

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	$14,582	$14,430

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	3,022	2,740

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	20,464	18,150

MASTR Asset Securitization Trust
5.500% due 09/25/2033	24,717	22,712

Mellon Residential Funding Corp.
2.947% due 06/15/2030	19,993	17,819

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	9,400	7,908

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	13,665	11,107
4.487% due 02/25/2035	30,223	24,522
5.279% due 05/25/2033	11,142	10,167

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	2,468	2,235
4.250% due 10/25/2035	14,543	13,009

Morgan Stanley Capital I
2.548% due 10/15/2020	5,742	5,159
5.809% due 12/12/2049	17,925	15,316

Prime Mortgage Trust
3.607% due 02/25/2019	1,146	1,087
3.607% due 02/25/2034	6,298	5,759

Prudential-Bache CMO Trust
8.400% due 03/20/2021	151	153

RAAC Series 2005-SP1
5.000% due 09/25/2034	1,568	1,545

Resecuritization Mortgage Trust
3.679% due 04/26/2021	34	34

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	18	18

Sears Mortgage Securities
12.000% due 02/25/2014	7	7

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	6,428	4,012
3.360% due 09/19/2032	5,922	5,415
3.487% due 02/25/2036	6,993	4,518
9.415% due 06/25/2029	561	600

Structured Asset Securities Corp.
5.044% due 07/25/2032	121	112
5.233% due 01/25/2032	153	153

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	16,623	15,948

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	27,405	24,245
2.578% due 09/15/2021	16,331	14,925
5.509% due 04/15/2047	6,200	5,173

WaMu Mortgage Pass-Through Certificates
3.497% due 10/25/2045	6,169	3,912
3.517% due 01/25/2045	401	268
3.585% due 01/25/2047	9,716	5,860
3.665% due 12/25/2046	44,843	27,097
3.948% due 02/27/2034	11,271	10,652
3.948% due 01/25/2047	6,637	4,471
4.055% due 11/25/2042	2,244	2,001
4.198% due 09/25/2046	15,832	10,303
4.229% due 03/25/2034	5,402	5,206
4.255% due 06/25/2042	3,600	3,275
4.255% due 08/25/2042	3,010	2,693

Washington Mutual MSC Mortgage Pass-Through Certificates
6.000% due 02/25/2033	301	299
6.044% due 02/25/2033	85	83

Wells Fargo Mortgage-Backed Securities Trust
4.706% due 12/25/2033	6,488	6,062

174	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.950% due 03/25/2036	$30,990	$27,419
5.387% due 08/25/2035	7,212	6,822
5.594% due 07/25/2036	24,938	20,153

Total Mortgage-Backed Securities (Cost $1,629,326)		1,410,221

ASSET-BACKED SECURITIES 8.9%

Access Group, Inc.
4.093% due 10/27/2025	67,792	67,020

ACE Securities Corp.
3.257% due 12/25/2036	5,076	4,782

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	744	529

Argent Securities, Inc.
3.257% due 09/25/2036	3,004	2,972

Asset-Backed Funding Certificates
3.267% due 10/25/2036	3,144	3,076
3.267% due 01/25/2037	7,577	7,151

Asset-Backed Securities Corp. Home Equity
3.008% due 06/15/2031	7	6
3.257% due 12/25/2036	1,809	1,734

BA Credit Card Trust
3.068% due 04/15/2013	14,900	14,583
3.238% due 08/15/2011	82,800	82,734

Bear Stearns Asset-Backed Securities Trust
3.267% due 01/25/2037	3,757	3,520
3.287% due 10/25/2036	5,339	4,552
3.657% due 03/25/2043	4,005	3,897
4.207% due 08/25/2037	32,676	26,669

Carrington Mortgage Loan Trust
3.307% due 06/25/2037	1,414	1,304
3.527% due 10/25/2035	14,616	13,860

Chase Funding Mortgage Loan Asset-Backed Certificates
3.847% due 11/25/2031	1,213	1,162

Chase Issuance Trust
2.478% due 07/15/2011	1,300	1,291
2.498% due 02/15/2011	2,300	2,296
2.528% due 02/15/2013	850	813

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	729	631

Citibank Credit Card Issuance Trust
3.628% due 05/18/2011	85,700	85,569

Citigroup Mortgage Loan Trust, Inc.
3.307% due 10/25/2036	16,595	15,934

Community Program Loan Trust
4.500% due 10/01/2018	3,782	3,773

Countrywide Asset-Backed Certificates
3.257% due 05/25/2037	8,719	8,478
3.257% due 12/25/2046	2,817	2,782
3.257% due 03/25/2047	6,079	5,947

Credit-Based Asset Servicing & Securitization LLC
3.297% due 12/25/2037	1,956	1,877

Daimler Chrysler Auto Trust
3.337% due 10/08/2010	41,000	40,966
4.980% due 02/08/2011	12,717	12,690

Equity One Asset-Backed Securities, Inc.
3.767% due 11/25/2032	10,265	8,611

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	26,991	25,399
3.257% due 12/25/2036	1,817	1,766
3.267% due 06/25/2036	3,361	3,322

Ford Credit Auto Owner Trust
2.498% due 04/15/2010	218	217
2.818% due 06/15/2010	1,060	1,053
3.088% due 07/15/2010	30,610	30,580

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.388% due 01/15/2011	$94,200	$93,219
3.908% due 06/15/2012	57,600	56,141
4.360% due 06/15/2010	3,224	3,223

Fremont Home Loan Trust
3.267% due 01/25/2037	8,997	8,472
3.277% due 02/25/2037	2,908	2,851
3.307% due 05/25/2036	6,460	6,317

GSAMP Trust
3.247% due 10/25/2046	5,711	5,578
3.277% due 09/25/2036	3,367	3,297
3.277% due 12/25/2036	14,870	13,700

HFC Home Equity Loan Asset-Backed Certificates
3.458% due 01/20/2035	3,089	2,629
3.478% due 01/20/2034	16,525	14,318
3.538% due 09/20/2033	7,720	7,112

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	1,087	1,002
3.257% due 12/25/2036	7,417	6,891

Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	6,071	5,923

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	2,840	2,764
2.541% due 11/25/2036	2,920	2,802
3.257% due 08/25/2036	3,917	3,847

Lehman XS Trust
3.277% due 05/25/2046	2,366	2,293

Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	6,314	6,111
3.267% due 10/25/2036	2,983	2,842
3.487% due 10/25/2034	589	454

MASTR Asset-Backed Securities Trust
3.247% due 08/25/2036	4,905	4,840

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	4,623	4,502
3.247% due 01/25/2037	10,991	10,380
3.257% due 10/25/2036	3,814	3,721

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	1,660	1,606

Option One Mortgage Loan Trust
3.257% due 01/25/2037	11,483	11,059

Renaissance Home Equity Loan Trust
3.907% due 08/25/2032	40	33

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	1,436	1,424

Residential Asset Securities Corp.
3.277% due 11/25/2036	13,519	13,293
3.667% due 06/25/2031	3	3

Saxon Asset Securities Trust
3.267% due 10/25/2046	2,911	2,848

Securitized Asset-Backed Receivables LLC Trust
3.257% due 09/25/2036	2,961	2,898
3.267% due 12/25/2036	12,317	11,402
3.337% due 05/25/2037	3,285	2,887

SLM Student Loan Trust
2.840% due 01/25/2019	7,000	6,884
3.050% due 07/25/2013	13,295	13,211
3.100% due 01/26/2015	6,137	6,111
3.300% due 10/25/2017	40,400	38,621
3.364% due 10/25/2017	7,300	7,092

Soundview Home Equity Loan Trust
3.267% due 11/25/2036	6,588	6,339

Specialty Underwriting & Residential Finance
3.252% due 11/25/2037	2,216	2,126
3.267% due 01/25/2038	8,363	7,726

Structured Asset Securities Corp.
3.257% due 10/25/2036	11,267	10,697
3.497% due 01/25/2033	754	624

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.930% due 01/25/2035		$840	$794

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		4,813	4,692

WMC Mortgage Loan Pass-Through Certificates
3.168% due 05/15/2030		218	216

Total Asset-Backed Securities (Cost $949,447)			921,361

SOVEREIGN ISSUES 0.0%

Export-Import Bank of Korea
3.011% due 10/04/2011		1,000	1,003

Korea Development Bank
3.092% due 11/22/2012		2,200	2,136

Total Sovereign Issues (Cost $3,203)			3,139

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%

Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	29,397

Countrywide Home Loans, Inc.
5.414% due 11/24/2008	EUR	20,000	28,012

Morgan Stanley
5.293% due 03/01/2013		25,300	25,046

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	7,945

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	12,047

Total Foreign Currency-Denominated Issues (Cost $116,457)			102,447

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.5%

Bank of America Corp.
7.250% due 12/31/2049		63,000	52,621

Wachovia Corp.
7.500% due 12/31/2049		6,000	2,355

Total Convertible Preferred Stocks (Cost $69,000)			54,976

PREFERRED STOCKS 1.0%

DG Funding Trust
5.051% due 12/31/2049		10,254	104,591

Total Preferred Stocks (Cost $108,094)			104,591

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.4%

CERTIFICATES OF DEPOSIT 0.0%

Bank of Ireland
2.831% due 01/15/2010		$1,000	991

COMMERCIAL PAPER 1.9%

Bank of America Corp.
0.010% due 10/01/2008		197,000	197,000

See Accompanying Notes	Semiannual Report	September 30, 2008	175

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 3.7%

Merrill Lynch & Co., Inc.
0.250% due 10/01/2008	$150,000	$150,000
(Dated 09/30/2008. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $152,734. Repurchase proceeds are $150,001.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	71,000	71,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Bills 0.000% due 10/16/2008 valued at $72,500. Repurchase proceeds are $71,000.)
1.000% due 10/01/2008	168,763	168,763

(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/03/2008 valued at $6,982; Federal Home Loan Bank 0.000% due 10/16/2008 - 10/24/2008 valued at $101,703; and Freddie Mac 0.000% due 10/14/2008 - 10/27/2008 valued at $63,456. Repurchase proceeds are $168,768.)

		389,763

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.8%
1.005% due 10/16/2008 - 12/26/2008 (c)(e)(f)(g)(h)	$183,820	$182,549

Total Short-Term Instruments (Cost $771,242)		770,303

PURCHASED OPTIONS (l) 0.1%
(Cost $16,356)		10,821

Total Investments 107.9% (Cost $11,939,301)		$11,223,776

Written Options (m) (0.1%) (Premiums $17,317)		(15,325)

Other Assets and Liabilities (Net) (7.8%)		(807,667)

Net Assets 100.0%		$10,400,784

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $5,455 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $151,307 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(g)	Securities with an aggregate market value of $397 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(h)	Securities with an aggregate market value of $397 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $129,960 at a weighted average interest rate of 2.659%. On September 30, 2008, securities valued at $525,341 were pledged as collateral for reverse repurchase agreements.
(j)	Cash of $61,237 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	843	$689
90-Day Euribor June Futures	Long	06/2009	340	1,333
90-Day Euribor March Futures	Long	03/2009	570	1,843
90-Day Eurodollar December Futures	Long	12/2008	22,415	52,691
90-Day Eurodollar December Futures	Long	12/2009	2,074	(1,970)
90-Day Eurodollar June Futures	Long	06/2009	5,501	895
90-Day Eurodollar March Futures	Long	03/2009	13,383	27,181
90-Day Eurodollar March Futures	Long	03/2010	1,209	(749)
90-Day Eurodollar September Futures	Long	09/2009	3,505	819
U.S. Treasury 10-Year Note December Futures	Long	12/2008	112	(155)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	865	(357)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2,956	6,958
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	3,843	7,633

				$96,804

(k)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issuers - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	2.100%	03/20/2013	BCLY	14.972%	$15,700	$(5,241)	$0	$(5,241)
American International Group, Inc. 6.250% due 05/01/2036	1.400%	06/20/2013	DUB	14.711%	23,200	(8,269)	0	(8,269)
American International Group, Inc. 6.250% due 05/01/2036	1.380%	06/20/2013	GSC	14.711%	20,200	(7,211)	0	(7,211)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	06/20/2013	GSC	14.711%	50,000	(17,279)	0	(17,279)
American International Group, Inc. 6.250% due 05/01/2036	1.360%	06/20/2013	RBS	14.711%	20,300	(7,257)	0	(7,257)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	09/20/2013	DUB	1.418%	20,000	(359)	0	(359)
Brazilian Government International Bond 12.250% due 03/06/2030	0.290%	06/20/2009	BCLY	0.544%	43,300	(45)	0	(45)

176	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issuers - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	$75,800	$(160)	$0	$(160)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	BCLY	28.870%	1,300	(514)	0	(514)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.650%	09/20/2012	DUB	28.870%	2,200	(875)	0	(875)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	4,500	(1,932)	0	(1,932)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.900%	09/20/2012	JPM	28.870%	7,500	(3,213)	0	(3,213)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.950%	09/20/2012	JPM	28.870%	10,000	(4,275)	0	(4,275)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	JPM	28.870%	1,000	(396)	0	(396)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	MLP	28.870%	2,000	(797)	0	(797)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.250%	03/20/2009	DUB	22.138%	1,000	(62)	0	(62)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.400%	06/20/2009	MLP	24.348%	400	(45)	0	(45)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	BCLY	7.398%	2,600	(73)	0	(73)
General Electric Capital Corp. 6.000% due 06/15/2012	0.700%	03/20/2009	BNP	7.398%	1,100	(33)	0	(33)
General Electric Capital Corp. 6.000% due 06/15/2012	0.780%	03/20/2011	BNP	6.571%	6,300	(740)	0	(740)
General Electric Capital Corp. 6.000% due 06/15/2012	1.250%	03/20/2013	BNP	6.113%	2,000	(309)	0	(309)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	03/20/2009	BOA	7.398%	1,100	(32)	0	(32)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	13,700	(410)	0	(410)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	2,200	(65)	0	(65)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	6,300	(486)	0	(486)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	2,800	(214)	0	(214)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	1,800	(136)	0	(136)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	DUB	7.398%	1,900	(54)	0	(54)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2011	DUB	6.520%	32,700	(4,102)	0	(4,102)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	12/20/2010	GSC	6.632%	1,900	(202)	0	(202)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	8,800	(168)	0	(168)
General Electric Capital Corp. 6.000% due 06/15/2012	1.200%	03/20/2010	RBS	6.975%	16,700	(1,255)	0	(1,255)
General Motors Corp. 7.125% due 07/15/2013	8.150%	03/20/2013	BCLY	36.581%	10,000	(4,749)	0	(4,749)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	600	(319)	0	(319)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	BOA	37.109%	3,300	(1,769)	0	(1,769)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	DUB	37.109%	1,800	(962)	0	(962)
General Motors Corp. 7.125% due 07/15/2013	8.150%	03/20/2013	GSC	36.581%	10,000	(4,749)	0	(4,749)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	700	(375)	0	(375)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	MSC	37.109%	800	(427)	0	(427)
General Motors Corp. 7.125% due 07/15/2013	8.150%	03/20/2013	UBS	36.581%	1,100	(522)	0	(522)
GMAC LLC 6.875% due 08/28/2012	3.650%	09/20/2012	BCLY	48.784%	2,000	(1,053)	0	(1,053)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2009	CITI	88.715%	15,900	(4,657)	(2,067)	(2,590)
GMAC LLC 6.875% due 08/28/2012	3.720%	09/20/2012	CITI	48.784%	2,800	(1,471)	0	(1,471)
GMAC LLC 6.875% due 08/28/2012	3.200%	09/20/2012	DUB	48.784%	5,500	(2,924)	0	(2,924)
GMAC LLC 6.875% due 08/28/2012	3.200%	09/20/2012	GSC	48.784%	4,300	(2,286)	0	(2,286)
GMAC LLC 6.875% due 08/28/2012	3.250%	09/20/2012	JPM	48.784%	7,500	(3,983)	0	(3,983)
GMAC LLC 6.875% due 08/28/2012	3.370%	09/20/2012	JPM	48.784%	10,000	(5,297)	0	(5,297)
GMAC LLC 6.875% due 08/28/2012	3.670%	09/20/2012	JPM	48.784%	13,000	(6,839)	0	(6,839)
GMAC LLC 6.875% due 08/28/2012	3.750%	09/20/2012	JPM	48.784%	2,000	(1,050)	0	(1,050)
GMAC LLC 6.875% due 08/28/2012	4.850%	09/20/2012	JPM	48.784%	8,300	(4,249)	0	(4,249)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MLP	88.109%	7,200	(2,815)	(450)	(2,365)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.820%	09/20/2012	BEAR	4.610%	3,500	(419)	0	(419)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.810%	09/20/2012	BNP	4.610%	10,000	(1,201)	0	(1,201)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.820%	09/20/2012	BNP	4.610%	25,000	(2,995)	0	(2,995)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.820%	09/20/2012	JPM	4.610%	5,000	(599)	0	(599)
Indonesia Government International Bond 6.750% due 03/10/2014	0.438%	06/20/2009	RBS	1.075%	43,300	(194)	0	(194)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	06/20/2009	RBS	1.075%	6,000	(26)	0	(26)
Indonesia Government International Bond 6.750% due 03/10/2014	1.310%	12/20/2011	RBS	3.088%	4,900	(253)	0	(253)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	3,200	1	0	1
JSC Gazprom 8.625% due 04/28/2034	0.860%	11/20/2011	MSC	4.115%	38,400	(3,350)	0	(3,350)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	5,100	(4,299)	0	(4,299)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	3,600	(3,042)	0	(3,042)
Panama Government International Bond 8.875% due 09/30/2027	0.750%	01/20/2012	MSC	1.710%	500	(14)	0	(14)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.250%	05/20/2009	HSBC	0.244%	6,000	6	0	6
Russia Government International Bond 7.500% due 03/31/2030	0.275%	06/20/2009	BCLY	2.345%	43,300	(607)	0	(607)
Russia Government International Bond 7.500% due 03/31/2030	0.305%	12/20/2008	MSC	2.248%	6,000	(21)	0	(21)
SLM Corp. 5.125% due 08/27/2012	5.050%	03/20/2013	BNP	17.182%	6,200	(1,710)	0	(1,710)
SLM Corp. 5.125% due 08/27/2012	4.910%	06/20/2009	DUB	19.714%	2,900	(272)	0	(272)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	8,000	(64)	0	(64)
Ukraine Government International Bond 7.650% due 06/11/2013	0.700%	04/20/2009	HSBC	5.404%	4,300	(96)	0	(96)
Ukraine Government International Bond 7.650% due 06/11/2013	0.490%	06/20/2009	HSBC	5.504%	43,300	(1,470)	0	(1,470)

						$(137,330)	$(2,517)	$(134,813)

See Accompanying Notes	Semiannual Report	September 30, 2008	177

Schedule of Investments  Low Duration Fund  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$11,100	$1,086	$791	$295
CDX.HY-10 Index	(5.000%)	06/20/2013	GSC	100,000	9,781	7,750	2,031
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	87,500	8,558	6,635	1,923
CDX.HY-10 Index	(5.000%)	06/20/2013	RBS	16,000	1,565	1,240	325
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	101,600	561	(1,024)	1,585
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	427,500	2,362	(2,331)	4,693
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	9,200	51	(107)	158
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	16,200	90	(164)	254

					$24,054	$12,790	$11,264

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	1.846%	06/20/2012	CITI	$2,800	$(249)	$0	$(249)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	2,800	(222)	0	(222)
CDX.HY-8 Index 25-35%	2.179%	06/20/2012	CITI	1,800	(140)	0	(140)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	5,500	(493)	0	(493)
CDX.HY-8 Index 25-35%	1.847%	06/20/2012	MLP	1,900	(169)	0	(169)
CDX.HY-8 Index 25-35%	2.070%	06/20/2012	MLP	3,900	(318)	0	(318)
CDX.HY-8 Index 25-35%	2.127%	06/20/2012	MLP	1,700	(135)	0	(135)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	3,000	(244)	0	(244)
CDX.HY-8 Index 25-35%	2.140%	06/20/2012	MSC	4,700	(372)	0	(372)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	1,800	(141)	0	(141)
CDX.HY-8 Index 35-100%	0.355%	06/20/2012	CITI	38,554	(1,480)	0	(1,480)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	8,943	(342)	0	(342)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	10,334	(382)	0	(382)
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	22,200	251	0	251
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	40,300	470	0	470
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	4,600	3	0	3
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	8,300	11	0	11
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	9,900	11	0	11
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	6,400	(35)	(89)	54
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	11,300	50	0	50
CDX.IG-10 5 Year Index 30-100%	0.463%	06/20/2013	GSC	14,200	21	0	21
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	13,500	(1,406)	(2,199)	793

					$(5,311)	$(2,288)	$(3,023)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	49,200	$(901)	$0	$(901)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		32,100	(562)	0	(562)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		12,800	(219)	0	(219)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		25,000	(172)	(45)	(127)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		25,000	(169)	(36)	(133)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		21,200	(56)	29	(85)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		19,300	(12)	17	(29)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	(905)	(32)	(873)
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	(1,415)	(391)	(1,024)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$113,700	768	(305)	1,073

178	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$156,700	$1,059	$(367)	$1,426
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		900	10	20	(10)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		109,200	1,176	2,133	(957)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		66,800	719	1,218	(499)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		900	10	20	(10)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		42,100	453	254	199
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		4,400	(167)	(203)	36
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		3,100	(118)	(152)	34
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,100	(42)	(52)	10
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		15,400	(561)	153	(714)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		45,600	(1,660)	66	(1,726)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		113,600	(4,131)	(899)	(3,232)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		156,200	(5,679)	91	(5,770)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		31,600	(1,408)	716	(2,124)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		10,600	(472)	173	(645)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		26,000	(1,159)	532	(1,691)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		21,400	(954)	341	(1,295)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	123,800	2,463	524	1,939
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	77,900	(147)	250	(397)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		46,700	(88)	164	(252)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		43,200	(59)	326	(385)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		40,200	(55)	323	(378)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		8,800	(137)	(208)	71
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		17,300	206	(180)	386
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		14,500	(66)	(27)	(39)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		53,200	7,880	14,450	(6,570)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		2,200	(312)	98	(410)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	23,900	(196)	0	(196)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		9,100	(42)	0	(42)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		25,800	(1,028)	10	(1,038)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		7,000	(289)	0	(289)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		7,100	(297)	0	(297)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		7,600	(326)	0	(326)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		3,500	(143)	0	(143)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		2,000	(85)	1	(86)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$40,200	(408)	17	(425)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		250,800	(2,540)	173	(2,713)

							$(12,236)	$19,202	$(31,438)

Interest Rate Cap/Floor Swaps
Pay/Receive Floating Rate	Floating Rate Index	Cap/ Floor	Cap/ Floor Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	12/24/2008	JPM	EUR	20,700	$(59)	$(302)	$243

(l)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$177,300	$1,862	$1,421
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	131,000	1,401	967
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	90,200	961	666
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	35,100	393	259
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	216,600	2,046	1,599
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	268,100	2,357	1,058
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	74,000	766	301
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	184,200	1,989	934
Call -OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	303,500	3,235	2,241
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	127,300	1,346	1,375

							$16,356	$10,821

(m)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	899	$502	$545
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	899	508	1,156

				$1,010	$1,701

See Accompanying Notes	Semiannual Report	September 30, 2008	179

Schedule of Investments  Low Duration Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$39,700	$868	$877
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	28,700	921	898
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	30,600	768	627
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	20,200	660	563
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	30,100	997	839
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,700	386	326
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	72,200	2,257	2,012
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	89,400	2,228	1,608
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	32,000	795	460
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	61,400	1,851	1,233
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	101,100	3,278	2,818
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	42,400	1,298	1,363

							$16,307	$13,624

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$572,100	$10,094
Sales	9,266	308,300	15,300
Closing Buys	0	(320,900)	(3,430)
Expirations	(7,468)	0	(4,647)
Exercised	0	0	0

Balance at 09/30/2008	1,798	$559,500	$17,317

(n) Short sales outstanding on September 30, 2008:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	10/01/2023	$370,710	$372,679	$368,104
Fannie Mae	5.500%	10/01/2023	49,700	50,611	50,096
U.S. Treasury Notes	2.125%	04/30/2010	38,600	38,591	39,162
U.S. Treasury Notes	2.375%	08/31/2010	213,800	215,456	215,877
U.S. Treasury Notes	3.125%	11/30/2009	32,200	32,550	33,052
U.S. Treasury Notes	3.250%	12/31/2009	252,300	255,680	257,349

				$965,567	$963,640

(6)	Market value includes $1,165 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	3,819	04/2009	$0	$(19)	$(19)
Buy		HSBC	3,832	04/2009	0	(19)	(19)
Buy	AUD	MSC	6,447	10/2008	0	(266)	(266)
Sell		MSC	6,447	10/2008	0	(21)	(21)
Buy		UBS	4,379	10/2008	0	(302)	(302)
Sell	BRL	BNP	3,946	12/2008	8	0	8
Sell		HSBC	45,887	12/2008	3,242	0	3,242
Sell		JPM	10,968	12/2008	461	0	461
Buy		MSC	344,115	12/2008	0	(13,072)	(13,072)
Sell		MSC	74,082	12/2008	4,071	0	4,071
Sell		RBC	11,952	12/2008	277	0	277
Sell		UBS	33,793	12/2008	831	0	831
Buy		RBC	11,952	06/2009	0	(284)	(284)
Sell	CHF	MSC	42,105	12/2008	435	0	435
Buy	CLP	HSBC	2,743,870	12/2008	0	(708)	(708)
Buy	CNY	BCLY	16,446	11/2008	0	(36)	(36)
Buy		BOA	12,289	11/2008	0	(28)	(28)
Buy		DUB	59,648	11/2008	0	(137)	(137)
Buy		HSBC	13,254	11/2008	0	(30)	(30)
Buy		JPM	60,896	11/2008	0	(134)	(134)
Buy		UBS	12,296	11/2008	0	(27)	(27)
Buy		BCLY	89,648	07/2009	0	(925)	(925)
Buy		DUB	284,103	07/2009	0	(2,949)	(2,949)
Buy		HSBC	90,750	07/2009	0	(840)	(840)
Buy		JPM	88,551	07/2009	0	(973)	(973)
Buy	EUR	BCLY	12,022	10/2008	0	(834)	(834)
Buy		BOA	2,220	10/2008	0	(145)	(145)
Sell		CITI	63,593	10/2008	0	(207)	(207)

180	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		HSBC	3,330	10/2008	$0	$(216)	$(216)
Buy		JPM	888	10/2008	0	(63)	(63)
Buy		MSC	1,110	10/2008	0	(77)	(77)
Sell		UBS	108,748	10/2008	6,064	0	6,064
Buy	GBP	BOA	2,450	10/2008	0	(186)	(186)
Buy		UBS	31,996	10/2008	0	(2,477)	(2,477)
Sell		UBS	130,485	11/2008	4,499	0	4,499
Buy	INR	BCLY	185,924	11/2008	0	(387)	(387)
Buy		DUB	138,368	11/2008	0	(462)	(462)
Buy		HSBC	350,676	11/2008	0	(1,182)	(1,182)
Buy		JPM	538,036	11/2008	0	(1,710)	(1,710)
Sell		JPM	213,494	11/2008	113	0	113
Sell	JPY	DUB	1,273,925	10/2008	0	(227)	(227)
Buy	KWD	HSBC	578	04/2009	0	(67)	(67)
Buy	MXN	BCLY	118	11/2008	0	(1)	(1)
Sell		BCLY	274	11/2008	2	0	2
Buy		HSBC	78	11/2008	0	0	0
Buy		JPM	78	11/2008	0	0	0
Buy	MYR	BCLY	33,510	11/2008	0	(646)	(646)
Buy		BOA	8,624	11/2008	0	(156)	(156)
Buy		DUB	8,613	11/2008	0	(159)	(159)
Buy		HSBC	8,643	11/2008	0	(151)	(151)
Buy		JPM	7,696	11/2008	0	(134)	(134)
Buy		JPM	30,599	02/2009	0	(603)	(603)
Buy	PHP	HSBC	212,000	11/2008	0	(293)	(293)
Buy		JPM	212,900	11/2008	0	(258)	(258)
Buy		BCLY	49,300	02/2009	0	(51)	(51)
Buy		DUB	24,000	02/2009	0	(32)	(32)
Buy		HSBC	59,330	02/2009	0	(64)	(64)
Buy		JPM	83,561	02/2009	0	(66)	(66)
Buy		MLP	18,700	02/2009	0	(25)	(25)
Buy		MSC	66,200	02/2009	0	(75)	(75)
Buy		RBS	18,300	02/2009	0	(24)	(24)
Buy		LEH	12,500	12/2010	0	(14)	(14)
Sell		LEH	12,500	12/2010	0	(7)	(7)
Sell	RUB	HSBC	388,164	11/2008	1,391	0	1,391
Buy		JPM	388,164	11/2008	0	(689)	(689)
Buy		JPM	388,164	05/2009	0	(1,334)	(1,334)
Sell		UBS	388,164	05/2009	1,224	0	1,224
Buy	SAR	HSBC	3,923	04/2009	0	(15)	(15)
Buy		JPM	3,915	04/2009	0	(14)	(14)
Buy	SGD	BCLY	15,915	11/2008	0	(523)	(523)
Sell		BCLY	3,854	11/2008	6	0	6
Buy		BOA	15,733	11/2008	0	(611)	(611)
Buy		CITI	7,318	11/2008	0	(107)	(107)
Buy	SGD	DUB	16,550	11/2008	0	(561)	(561)
Buy		JPM	24,964	11/2008	0	(794)	(794)
Sell		JPM	3,854	11/2008	5	0	5
Sell		MSC	3,854	11/2008	5	0	5
Buy		UBS	15,657	11/2008	0	(604)	(604)
Sell		UBS	3,855	11/2008	4	0	4
Sell	ZAR	HSBC	11,656	12/2008	76	0	76
Buy		UBS	11,656	12/2008	2	0	2

					$22,716	$(37,021)	$(14,305)

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$11,139,916	$83,860	$11,223,776
Short Sales, at value	0	(962,475)	0	(962,475)
Other Financial Instruments ++	96,804	(182,902)	(4,495)	(90,593)

Total	$96,804	$9,994,539	$79,365	$10,170,708

See Accompanying Notes	Semiannual Report	September 30, 2008	181

Schedule of Investments  Low Duration Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$133,258	$66,017	$124	$0	$(6,402)	$(109,137)	$83,860
Other Financial Instruments ++	(3,360)	0	0	0	(2,617)	1,482	(4,495)

Total	$129,898	$66,017	$124	$0	$(9,019)	$(107,655)	$79,365

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

182	PIMCO Funds	See Accompanying Notes

Schedule of Investments Money Market Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.2%

American Express Centurion Bank
2.687% due 11/07/2008	$3,900	$3,900

Citigroup, Inc.
3.625% due 02/09/2009	4,400	4,402

National Australia Bank Ltd.
2.811% due 12/01/2008	2,000	2,000

Wachovia Corp.
2.846% due 10/28/2008	5,405	5,405
3.759% due 10/28/2008	900	900

Total Corporate Bonds & Notes (Cost $16,607)		16,607

SHORT-TERM INSTRUMENTS 87.9%

COMMERCIAL PAPER 58.1%

ABN AMRO N.A. Finance
2.360% due 10/06/2008	17,200	17,194

ASB Finance Ltd.
2.990% due 12/19/2008	14,800	14,703

Australia & New Zealand Banking Group Ltd.
2.900% due 01/13/2009	17,200	17,056

CBA de Finance, Inc.
2.720% due 10/29/2008	3,000	2,994

Danske Corp.
2.680% due 11/13/2008	17,700	17,643

Fannie Mae
2.270% due 11/12/2008	2,300	2,294
2.410% due 10/31/2008	14,400	14,371

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Home Loan Bank
0.100% due 10/07/2008	$50,000	$49,999
2.260% due 11/07/2008	4,746	4,735
2.270% due 10/01/2008	1,500	1,500

Freddie Mac
3.306% due 12/26/2008	15,000	15,006

ING Funding LLC
2.680% due 10/01/2008	18,100	18,100

Rabobank USA Financial Corp.
2.560% due 10/20/2008	17,500	17,476

Royal Bank of Scotland Group PLC
2.780% due 10/06/2008	5,100	5,098
3.050% due 03/06/2009	18,000	17,762

Societe General N.A.
2.950% due 03/09/2009	7,500	7,402

Stadshypotek, Inc.
2.600% due 10/07/2008	17,500	17,493

Toronto Dominion Holdings
2.500% due 11/12/2008	17,100	17,050

Toyota Motor Credit Corp.
2.580% due 11/14/2008	10,600	10,567

UBS Finance Delaware LLC
3.070% due 12/08/2008	11,000	10,936

Wells Fargo & Co.
2.570% due 10/14/2008	16,500	16,485

		295,864

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 29.8%

Merrill Lynch & Co., Inc.
0.050% due 10/01/2008	$125,000	$125,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2010 valued at $126,911. Repurchase proceeds are $125,000.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	7,410	7,410
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.260% due 10/10/2008 valued at $7,559. Repurchase proceeds are $7,410.)
1.000% due 10/01/2008	19,448	19,448
(Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 12/14/2022 valued at $19,838. Repurchase proceeds are $19,449.)

		151,858

Total Short-Term Instruments (Cost $447,722)		447,722

Total Investments 91.1% (Cost $464,329)		$464,329

Other Assets and Liabilities (Net) 8.9%		45,139

Net Assets 100.0%		$509,468

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$464,329	$0	$464,329
Other Financial Instruments ++	0	0	0	0

Total	$0	$464,329	$0	$464,329

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	183

Schedule of Investments  Mortgage-Backed Securities Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.4%

Morgan Stanley
4.904% due 05/14/2010	$5,000	$3,652

Total Corporate Bonds & Notes (Cost $5,000)		3,652

U.S. GOVERNMENT AGENCIES 195.3%

Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	100	90
3.148% due 04/18/2028	7	7
3.267% due 12/25/2036	13,131	12,643
3.327% due 03/25/2034	1,311	1,266
3.357% due 08/25/2034 - 10/25/2035	10,778	10,360
3.407% due 10/27/2037	10,000	9,211
3.447% due 06/25/2033	198	168
3.467% due 06/25/2032	561	523
3.547% due 11/25/2032	434	412
3.557% due 11/25/2032	96	95
3.655% due 05/01/2033	517	520
3.657% due 05/25/2023	1,194	1,185
3.707% due 03/25/2017 - 07/25/2034	4,353	4,274
4.025% due 02/25/2024	858	852
4.144% due 04/01/2033	677	682
4.278% due 08/01/2042 - 10/01/2044	5,946	5,932
4.293% due 02/01/2035	284	284
4.325% due 03/01/2032	199	197
4.352% due 08/01/2027	948	947
4.375% due 04/25/2023	4	4
4.378% due 02/01/2035	337	338
4.465% due 02/01/2035	149	150
4.500% due 04/01/2020 - 09/01/2023	33,758	32,947
4.500% due 04/01/2020 - 06/01/2023 (f)	15,314	14,957
4.558% due 05/01/2035	703	707
4.559% due 02/01/2035	220	222
4.744% due 07/01/2035	213	214
4.748% due 03/01/2035	146	147
4.751% due 01/01/2035	163	164
4.757% due 12/01/2034	40	40
4.761% due 01/01/2035	184	185
4.770% due 01/01/2035	268	266
4.778% due 03/01/2035	182	183
4.789% due 02/01/2035	146	146
4.794% due 10/01/2035	91	92
4.811% due 11/01/2034	126	128
4.829% due 01/01/2035	768	765
4.852% due 01/01/2035	269	273
4.903% due 07/01/2035	492	494
4.904% due 02/01/2035	415	418
4.947% due 04/01/2035	1,668	1,672
5.000% due 06/01/2018 - 10/01/2038	286,605	282,217
5.000% due 11/01/2018 - 05/01/2038 (f)	160,793	157,243
5.002% due 12/01/2035	1,679	1,718
5.070% due 07/01/2035	203	207
5.126% due 05/01/2035	163	164
5.179% due 05/01/2035	1,026	1,030
5.185% due 03/01/2035	20	21
5.219% due 11/01/2018	3	3
5.500% due 01/01/2021 - 10/01/2038	129,055	129,621
5.500% due 05/01/2021 - 01/01/2038 (f)	128,467	128,479
6.000% due 07/01/2017 - 10/01/2038	206,183	208,746
6.000% due 09/01/2036 - 09/01/2038 (f)	18,592	18,854
6.121% due 12/01/2034	786	795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.216% due 05/01/2023	$25	$26
6.244% due 10/01/2036	3,309	3,423
6.500% due 09/25/2023 - 10/01/2038	25,638	26,302
6.500% due 09/01/2037 - 03/01/2038 (f)	58,110	59,658
6.875% due 03/01/2027	101	102
6.970% due 10/01/2028	13	14
7.000% due 09/25/2023	3	3
7.500% due 06/01/2030 - 08/01/2031	178	192
7.750% due 08/25/2022	34	36
8.200% due 04/25/2025	55	56

Federal Housing Administration
7.430% due 06/01/2019	217	218

Freddie Mac
2.888% due 12/15/2032	274	267
2.988% due 09/15/2030	45	44
3.500% due 12/15/2022	2	2
4.168% due 02/01/2018	63	63
4.244% due 02/01/2035	137	137
4.278% due 10/25/2044 - 02/25/2045	3,686	3,518
4.366% due 02/01/2035	51	51
4.377% due 01/01/2035	238	240
4.428% due 04/01/2035	360	361
4.500% due 04/01/2020 - 03/15/2021	29	29
4.593% due 01/01/2035	733	741
4.618% due 02/01/2035	47	46
4.635% due 03/01/2035	81	82
4.746% due 04/01/2035	415	418
5.000% due 01/01/2037 - 09/01/2038	16,470	16,057
5.000% due 02/01/2038 - 07/01/2038 (f)	27,030	26,351
5.266% due 08/01/2036	176	178
5.303% due 06/01/2035	162	163
5.369% due 06/01/2037	294	297
5.433% due 02/01/2028	181	184
5.500% due 12/01/2017 - 10/01/2038	86,989	86,567
5.500% due 04/01/2038 - 09/01/2038 (f)	162,853	162,143
5.836% due 11/01/2031	97	100
6.000% due 08/01/2037 - 04/01/2038 (f)	19,300	19,559
6.000% due 06/01/2038 - 10/01/2038	12,057	12,195
6.208% due 07/01/2030	23	23
6.277% due 05/01/2032	66	67
6.393% due 11/01/2028	7	7
6.440% due 08/01/2025	9	9
6.500% due 12/15/2023 - 03/15/2024	95	98
8.000% due 06/15/2026	21	23

Ginnie Mae
2.688% due 02/16/2032	69	69
2.738% due 08/16/2032	1,991	1,971
2.888% due 06/16/2027	189	189
3.038% due 04/16/2032	367	365
4.500% due 08/20/2033	1,097	1,044
5.000% due 10/01/2038	6,000	5,885
5.125% due 12/20/2021 - 11/20/2023	23	23
5.375% due 02/20/2017 - 03/20/2027	35	35
5.500% due 03/20/2016 - 10/01/2038	88,033	87,983
5.500% due 10/15/2033 - 07/15/2035 (f)	13,932	13,978
5.625% due 07/20/2022 - 08/20/2026	49	50
6.000% due 02/15/2032 - 10/01/2038	91,069	92,403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 05/15/2036 - 08/15/2038 (f)	$16,876	$17,155
6.500% due 07/15/2024 - 10/01/2038	9,075	9,286
7.500% due 05/15/2027 - 08/15/2027	6	6

Total U.S. Government Agencies (Cost $1,676,805)		1,683,750

U.S. TREASURY OBLIGATIONS 2.5%

U.S. Treasury Notes
4.000% due 08/15/2018	20,700	21,296

Total U.S. Treasury Obligations (Cost $21,296)		21,296

MORTGAGE-BACKED SECURITIES 20.4%

American Home Mortgage Assets
3.437% due 09/25/2046	282	110
3.497% due 08/25/2037	2,000	830

American Home Mortgage Investment Trust
3.447% due 05/25/2047	404	144

Banc of America Structural Security Trust
2.989% due 10/11/2033	1,516	1,502

Banktrust Mortgage Trust
5.700% due 12/01/2023	68	59

Bear Stearns Alt-A Trust
3.427% due 12/25/2046	1,095	334
5.471% due 08/25/2036	6,300	3,480
5.899% due 11/25/2036	2,882	1,780

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	6,400	5,380
5.405% due 12/11/2040	9,000	8,317
5.471% due 01/12/2045	3,100	2,634
5.540% due 09/11/2041	5,600	5,001

CBA Commercial Small Balance Commercial Mortgage
3.487% due 12/25/2036	873	524

CC Mortgage Funding Corp.
3.337% due 05/25/2048	2,421	1,463
3.487% due 01/25/2035	132	117

Commercial Mortgage Pass-Through Certificates
2.708% due 02/05/2019	2,000	1,900

Countrywide Alternative Loan Trust
3.388% due 07/20/2046	313	189
3.417% due 05/25/2035	1,281	817
3.437% due 08/25/2046	650	268
3.457% due 09/25/2046	450	169
3.457% due 10/25/2046	324	138
3.467% due 07/25/2046	450	143
3.468% due 09/20/2046	450	183
3.477% due 05/25/2036	314	129
3.547% due 10/25/2046	450	161
3.557% due 06/25/2037	439	176
3.577% due 11/25/2035	110	52
3.627% due 12/25/2035	198	87
3.717% due 11/20/2035	450	205
3.977% due 11/25/2035	310	203

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 02/25/2035	42	28
3.497% due 04/25/2035	795	507
3.507% due 04/25/2046	332	136
3.527% due 03/25/2035	2,593	1,471
3.547% due 03/25/2036	225	96
3.557% due 02/25/2036	223	96
3.667% due 09/25/2034	735	490
4.763% due 04/25/2035	1,495	1,122
4.797% due 11/25/2034	2,701	2,375
5.000% due 08/25/2033	82	82
5.431% due 02/25/2047	4,481	2,934
5.620% due 03/25/2037	4,299	3,048

184	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	$9,921	$8,334

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	40	36

Downey Savings & Loan Association Mortgage Loan Trust
3.340% due 11/19/2037	450	88
3.350% due 07/19/2045	168	82

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	3,918	3,390
5.848% due 08/25/2037	18,662	14,636

Greenpoint Mortgage Funding Trust
3.407% due 10/25/2046	450	186
3.407% due 12/25/2046	450	164
3.417% due 10/25/2046	450	112
3.437% due 06/25/2045	690	446
3.477% due 09/25/2035	329	138
3.527% due 09/25/2046	450	201
3.547% due 10/25/2046	450	161

GSR Mortgage Loan Trust
3.467% due 08/25/2046	319	96

Harborview Mortgage Loan Trust
3.230% due 09/19/2046	284	173
3.250% due 05/19/2047	2,753	1,730
3.280% due 01/19/2038	344	138
3.280% due 09/19/2046	284	117
3.340% due 11/19/2035	1,927	1,231

Indymac Index Mortgage Loan Trust
3.397% due 04/25/2037	414	161
3.407% due 11/25/2046	452	199
3.447% due 03/25/2035	1,782	1,167
3.457% due 02/25/2037	450	162
3.477% due 06/25/2037	428	180
3.497% due 11/25/2036	749	301
3.527% due 02/25/2035	1,152	759
5.275% due 06/25/2035	4,540	3,330

JPMorgan Alternative Loan Trust
2.970% due 06/27/2037	7,527	5,967

JPMorgan Chase Commercial Mortgage Securities Corp.
2.862% due 07/15/2019	11,483	10,933
5.305% due 01/15/2049	7,000	6,512

MASTR Adjustable Rate Mortgages Trust
3.507% due 05/25/2047	450	157
3.547% due 05/25/2047	450	161

MASTR Alternative Loans Trust
3.607% due 03/25/2036	2,382	1,309

Mellon Residential Funding Corp.
2.838% due 11/15/2031	578	524

Merrill Lynch Alternative Note Asset
5.648% due 06/25/2037	5,655	3,607

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,390	2,841

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	25	19
4.250% due 10/25/2035	3,269	2,924

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	23	23

Opteum Mortgage Acceptance Corp.
3.467% due 07/25/2035	556	466

Prime Mortgage Trust
5.000% due 02/25/2019	404	391

Residential Accredit Loans, Inc.
3.367% due 01/25/2037	8,813	5,251
3.387% due 06/25/2046	7,795	4,889
3.387% due 02/25/2047	410	159
3.407% due 12/25/2046	450	181
3.437% due 05/25/2037	431	147
3.477% due 05/25/2046	450	188

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.607% due 10/25/2045	$225	$147

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	487	473

Residential Asset Securitization Trust
6.000% due 03/25/2037	3,629	2,577

Sequoia Mortgage Trust
3.380% due 10/19/2026	350	320
3.538% due 07/20/2033	221	183
3.568% due 10/20/2027	91	81

Structured Adjustable Rate Mortgage Loan Trust
3.427% due 05/25/2037	3,262	2,001
4.607% due 05/25/2035	2,009	1,138

Structured Asset Mortgage Investments, Inc.
3.360% due 09/19/2032	137	125
3.457% due 09/25/2047	743	288
3.467% due 05/25/2046	387	162
3.507% due 08/25/2036	450	159
3.757% due 09/25/2047	6,634	2,400

Structured Asset Securities Corp.
3.707% due 12/25/2033	1,896	1,704

Thornburg Mortgage Securities Trust
3.327% due 07/25/2036	1,785	1,696
3.327% due 09/25/2046	2,748	2,577
3.887% due 04/25/2043	1,530	1,452

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	2,058	1,881

WaMu Mortgage Pass-Through Certificates
2.990% due 11/25/2034	274	174
3.000% due 07/25/2044	516	456
3.427% due 07/25/2046	362	284
3.477% due 12/25/2045	2,326	1,520
3.605% due 06/25/2047	406	176
3.617% due 11/25/2045	450	185
3.617% due 12/25/2045	450	189
3.665% due 07/25/2047	410	236
3.747% due 12/25/2027	2,088	1,799
3.855% due 02/25/2046	1,335	800
3.907% due 12/25/2045	398	133
4.198% due 10/25/2046	6,221	4,049
4.281% due 08/25/2033	1,329	1,296
5.760% due 03/25/2033	1,556	1,553

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.457% due 07/25/2046	148	63
3.615% due 04/25/2047	419	190
3.625% due 04/25/2047	398	170
3.695% due 05/25/2047	394	188

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 10/25/2037	11,019	9,512

Total Mortgage-Backed Securities (Cost $200,249)		175,584

ASSET-BACKED SECURITIES 12.7%

American Express Credit Account Master Trust
3.438% due 08/15/2012	8,000	7,939

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	25	18
3.907% due 10/25/2031	22	21

Amresco Residential Securities Mortgage Loan Trust
3.702% due 06/25/2028	426	357
3.762% due 06/25/2027	315	271
3.762% due 09/25/2027	763	653
3.837% due 09/25/2028	975	769

Argent Securities, Inc.
4.057% due 11/25/2034	2,500	1,850

BA Credit Card Trust
3.688% due 12/16/2013	10,000	9,829

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Capital Auto Receivables Asset Trust
3.408% due 03/15/2011	$9,200	$9,167
3.938% due 10/15/2012	1,000	976

Centex Home Equity
3.507% due 01/25/2032	30	28

Chase Issuance Trust
2.528% due 04/15/2013	1,021	983
2.738% due 09/15/2011	5,600	5,535
3.138% due 11/15/2011	10,000	9,920

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	108	93

Citibank Omni Master Trust
4.288% due 12/23/2013	5,600	5,569

Citigroup Mortgage Loan Trust, Inc.
3.447% due 08/25/2035	161	147

Conseco Finance
4.319% due 05/15/2032	1,129	917

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,782	1,317

Countrywide Asset-Backed Certificates
3.257% due 12/25/2046	741	732
3.547% due 06/25/2033	1,090	958

EMC Mortgage Loan Trust
3.957% due 08/25/2040	269	234

First Franklin Mortgage Loan Asset-Backed Certificates
3.317% due 09/25/2036	5,500	4,893
4.127% due 08/25/2032	3	3

Ford Credit Auto Owner Trust
3.908% due 06/15/2012	10,000	9,747

Franklin Auto Trust
4.188% due 10/20/2011	7,000	6,945
4.768% due 06/20/2012	1,000	994

GSAA Trust
3.507% due 05/25/2047	1,896	730

GSR Mortgage Loan Trust
3.307% due 11/25/2030	64	63

HFC Home Equity Loan Asset-Backed Certificates
3.538% due 09/20/2033	1,748	1,611

Home Equity Asset Trust
3.807% due 11/25/2032	3	2

Lehman XS Trust
3.377% due 04/25/2046	450	423
3.437% due 06/25/2046	322	133
3.437% due 08/25/2046	366	163
3.447% due 09/25/2046	361	147
3.447% due 11/25/2046	346	141
3.457% due 08/25/2046	451	116
3.527% due 11/25/2046	450	174

Morgan Stanley Mortgage Loan Trust
3.437% due 02/25/2037	200	79
3.567% due 04/25/2037	1,700	859

Park Place Securities, Inc.
3.707% due 07/25/2035 (i)	5,000	3,653

Quest Trust
4.107% due 06/25/2034	2,288	2,137

RAAC Series 2007-SP2
3.607% due 06/25/2047	500	313

Renaissance Home Equity Loan Trust
3.587% due 12/25/2032	54	37
3.647% due 08/25/2033	307	240

Residential Funding Mortgage Securities II, Inc.
3.307% due 02/25/2036	2,173	2,089

Salomon Brothers Mortgage Securities VII, Inc.
4.182% due 10/25/2028	951	809

See Accompanying Notes	Semiannual Report	September 30, 2008	185

Schedule of Investments  Mortgage-Backed Securities Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SLM Student Loan Trust
4.173% due 04/25/2023	$9,512	$9,548

Soundview Home Equity Loan Trust
3.287% due 06/25/2037	2,632	2,531

Specialty Underwriting & Residential Finance
3.887% due 01/25/2034	35	29

Structured Asset Securities Corp.
3.497% due 01/25/2033	43	36

United National Home Loan Owner Trust
6.910% due 03/25/2025	442	414

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo Home Equity Trust
3.447% due 10/25/2035	$781	$767
3.457% due 12/25/2035	1,569	1,514

Total Asset-Backed Securities (Cost $112,366)		109,623

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011	72,000	618

Total Convertible Preferred Stocks (Cost $5,400)		618

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 1.9%

U.S. TREASURY BILLS 1.9%
1.483% due 10/16/2008 - 12/26/2008 (b)(c)(d)(e)	$16,980	$16,857

Total Short-Term Instruments (Cost $16,930)		16,857

Total Investments 233.3% (Cost $2,038,046)		$2,011,380

Other Assets and Liabilities (Net) (133.3%)		(1,149,234)

Net Assets 100.0%		$862,146

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $15,666 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $397 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(e)	Securities with an aggregate market value of $794 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $248,540 at a weighted average interest rate of 2.502%. On September 30, 2008, securities valued at $607,935 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $2,620 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	720	$324
U.S. Treasury 10-Year Note December Futures	Long	12/2008	261	(261)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	162	18

				$81

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	GSC	$500	$246	$0	$246

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	(0.540%)	07/25/2045	BEAR	$5,000	$3,822	$650	$3,172
CMBX.NA AAA 4 Index	(0.350%)	02/17/2051	BCLY	8,000	722	656	66

					$4,544	$1,306	$3,238

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	DUB	$5,400	$(5,096)	$(2,903)	$(2,193)
ABX.HE BBB 06-2 Index	2.420%	05/25/2046	GSC	2,580	(2,420)	(851)	(1,569)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	RBS	4,050	(3,821)	(2,207)	(1,614)

					$(11,337)	$(5,961)	$(5,376)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

186	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	$5,300	$(202)	$(170)	$(32)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI	5,400	(206)	(83)	(123)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB	23,000	(875)	(756)	(119)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC	17,800	(677)	(718)	41
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM	2,000	(76)	(18)	(58)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP	23,300	(886)	(326)	(560)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	12,600	(480)	(162)	(318)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	26,600	(1,012)	(284)	(728)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	7,200	(321)	273	(594)
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	10,000	745	20	725
Receive	30-Day USD-CMM Rate	5.000%	01/16/2009	MLP	6,000	151	17	134
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	9/18/2027	MSC	3,000	1866	900	966

						$(1,973)	$(1,307)	$(666)

(i)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	500	257
Closing Buys	(500)	(257)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2008	0	$0

(j)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Park Place Securities, Inc.	3.707%	07/25/2035	03/13/2008	$4,271	$3,653	0.42%

(k)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (5)
Fannie Mae	5.000%	10/01/2023	$5,000	$5,016	$4,965
Fannie Mae	5.000%	10/01/2038	158,500	157,773	154,265
Fannie Mae	5.500%	10/01/2023	500	509	504
Fannie Mae	5.500%	10/01/2038	232,000	233,396	231,094
Fannie Mae	6.500%	10/01/2038	5,000	5,183	5,124
Ginnie Mae	5.500%	10/01/2038	37,500	37,746	37,471
Ginnie Mae	6.000%	10/01/2038	59,000	60,530	59,802
U.S. Treasury Notes	4.000%	08/15/2018	25,400	25,811	26,311

				$525,964	$519,536

(5)	Market value includes $130 of interest payable on short sales.

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$619	$2,003,540	$7,221	$2,011,380
Short Sales, at value	0	(519,406)	0	(519,406)
Other Financial Instruments ++	81	(3,770)	652	(3,037)

Total	$700	$1,480,364	$7,873	$1,488,937

See Accompanying Notes	Semiannual Report	September 30, 2008	187

Schedule of Investments  Mortgage-Backed Securities Fund   (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$10,213	$6,621	$11	$(57)	$(356)	$(9,211)	$7,221
Other Financial Instruments ++	5,678	0	0	0	(4,466)	(560)	652

Total	$15,891	$6,621	$11	$(57)	$(4,822)	$(9,771)	$7,873

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

188	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short-Term Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

CSC Holdings, Inc.
4.569% due 03/30/2013	$2,487	$2,203

Daimler Finance North America LLC
6.820% due 08/03/2012	15,741	10,692

HCA, Inc.
6.012% due 11/18/2013	3,656	3,215

MGM Mirage
3.409% due 10/03/2011	1,800	1,612
3.418% due 10/03/2011	1,800	1,613
3.437% due 10/03/2011	1,080	968
3.671% due 10/03/2011	2,700	2,329
3.805% due 10/03/2011	720	514
4.010% due 10/03/2011	900	776

NRG Energy, Inc.
2.701% due 02/01/2013	316	279
4.196% due 02/01/2013	155	137
5.262% due 02/01/2013	490	433

Total Bank Loan Obligations (Cost $30,613)		24,771

CORPORATE BONDS & NOTES 23.7%

BANKING & FINANCE 18.6%

Allstate Life Global Funding II
3.461% due 05/21/2010	39,100	38,910

American Express Bank FSB
2.507% due 06/12/2009	12,700	12,529
3.248% due 06/22/2009	3,000	2,959
5.500% due 04/16/2013	13,100	12,001

American Express Centurion Bank
2.568% due 07/13/2010	5,300	4,856

American Express Credit Corp.
2.546% due 03/02/2009	900	881
5.109% due 05/27/2010	19,000	17,876
5.875% due 05/02/2013	7,800	7,196

American Honda Finance Corp.
3.194% due 02/05/2010	5,000	4,997

American International Group, Inc.
2.833% due 01/29/2010	26,800	17,433

ANZ National International Ltd.
6.200% due 07/19/2013	14,600	14,507

Bank of America N.A.
2.819% due 06/12/2009	12,700	12,640
3.404% due 05/12/2010	49,600	48,974

Bank of Ireland
2.926% due 12/18/2009	5,200	5,152
3.072% due 12/19/2008	12,800	12,780

Bear Stearns Cos. LLC
2.901% due 02/23/2010	17,200	16,937
3.014% due 08/15/2011	4,000	3,887
3.061% due 07/16/2009	12,300	12,215
6.950% due 08/10/2012	10,000	10,111

Calabash Re Ltd.
13.719% due 01/08/2010	2,300	2,376

CIT Group, Inc.
2.946% due 01/30/2009	19,100	17,209

Citigroup Funding, Inc.
3.852% due 05/07/2010	22,600	21,321

Citigroup, Inc.
2.836% due 01/30/2009	21,000	20,780
3.809% due 12/26/2008	9,700	9,633

Credit Agricole S.A.
2.809% due 05/28/2009	14,300	14,243

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	2,885	1,838

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Electric Capital Corp.
2.862% due 05/10/2010	$5,200	$5,070
3.712% due 05/22/2013	11,100	10,605

Glitnir Banki HF
3.046% due 04/20/2010	6,000	5,171

GMAC LLC
4.054% due 05/15/2009	5,900	4,269

Goldman Sachs Group, Inc.
3.129% due 07/23/2009	1,000	948
3.250% due 12/23/2008	900	887
3.294% due 12/22/2008	5,200	5,126
3.300% due 06/23/2009	41,910	39,844
4.069% due 06/28/2010	5,260	4,694

HSBC Finance Corp.
2.846% due 10/21/2009	5,000	4,745
2.899% due 03/12/2010	3,200	3,004
2.954% due 12/05/2008	1,600	1,592
3.087% due 11/16/2009	4,000	3,933

John Deere Capital Corp.
3.567% due 06/10/2011	1,100	1,103

JPMorgan Chase & Co.
2.537% due 05/07/2010	19,100	18,898

KeyBank N.A.
5.061% due 06/02/2010	19,900	19,812

Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	700	91
3.011% due 12/23/2010 (a)	9,700	1,261

Longpoint Re Ltd.
8.069% due 05/08/2010	3,300	3,358

Merrill Lynch & Co., Inc.
3.048% due 02/06/2009	2,660	2,611
4.610% due 05/20/2009	6,700	6,542
5.054% due 05/12/2010	33,900	32,713
6.050% due 08/15/2012	10,400	9,760

Metropolitan Life Global Funding I
2.847% due 05/17/2010	19,100	18,858

Morgan Stanley
2.852% due 05/07/2009	9,700	8,411
2.912% due 02/09/2009	12,100	10,546
4.904% due 05/14/2010	17,200	12,562

Mystic Re Ltd.
12.811% due 06/07/2011	700	716

National Australia Bank Ltd.
2.791% due 10/01/2008	2,000	2,000
2.858% due 09/11/2009	8,900	8,879
3.252% due 02/08/2010	31,400	31,375

Pricoa Global Funding I
3.613% due 06/04/2010	27,800	27,674

Rabobank Nederland NV
2.791% due 04/06/2009	6,700	6,696
2.811% due 01/15/2009	14,800	14,790
3.209% due 05/19/2010	30,300	30,230

Residential Reinsurance 2007 Ltd.
9.561% due 06/06/2011	2,000	2,024
13.061% due 06/07/2010	3,400	3,505

Santander U.S. Debt S.A. Unipersonal
2.858% due 02/06/2009	19,200	19,148

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	19,200	17,564

UBS AG
3.714% due 05/05/2010	40,600	40,444

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	13,570	13,559

Ventas Realty LP
6.750% due 06/01/2010	4,960	4,960
8.750% due 05/01/2009	3,000	3,015

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vita Capital III Ltd.
3.891% due 01/01/2011	$2,200	$2,131

Wachovia Bank N.A.
2.811% due 02/23/2009	7,900	7,510
3.250% due 03/23/2009	3,300	3,105
3.704% due 05/14/2010	32,000	26,206

Wells Fargo & Co.
3.188% due 03/22/2010	7,600	7,531

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	997

		854,714

INDUSTRIALS 3.7%

Comcast Corp.
3.088% due 07/14/2009	2,100	2,055

CVS Caremark Corp.
3.111% due 06/01/2010	7,800	7,473

Daimler Finance North America LLC
3.169% due 03/13/2009	3,800	3,786

EchoStar DBS Corp.
5.750% due 10/01/2008	6,700	6,700
6.375% due 10/01/2011	1,900	1,753
7.000% due 10/01/2013	500	434

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,525	1,548

General Mills, Inc.
2.921% due 01/22/2010	8,000	7,893

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	10,000	9,963

HJ Heinz Co.
6.428% due 12/01/2020	13,500	13,524

Honeywell International, Inc.
2.845% due 07/27/2009	20,600	20,513

International Business Machines Corp.
3.375% due 07/28/2011	8,400	8,398

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,432

New Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,079

Reynolds American, Inc.
3.519% due 06/15/2011	9,600	9,145

Rockies Express Pipeline LLC
5.100% due 08/20/2009	20,900	20,886

Southern Co.
3.511% due 08/20/2010	5,300	5,291

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,374

SUPERVALU, Inc.
7.500% due 11/15/2014	3,500	3,412

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,539	1,493

Weyerhaeuser Co.
4.198% due 09/24/2009	10,300	10,192

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	6,864

Xerox Corp.
3.626% due 12/18/2009	2,000	1,988
9.750% due 01/15/2009	6,415	6,523

XTO Energy, Inc.
4.625% due 06/15/2013	16,500	15,495

		172,214

See Accompanying Notes	Semiannual Report	September 30, 2008	189

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.4%

AT&T, Inc.
2.894% due 02/05/2010	$11,900	$11,860
3.014% due 11/14/2008	2,000	1,995

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,121

Entergy Gulf States, Inc.
3.565% due 12/08/2008	4,396	4,387

Midwest Generation LLC
8.300% due 07/02/2009	3,865	3,915

Ohio Power Co.
2.971% due 04/05/2010	2,000	1,963

Qwest Corp.
5.625% due 11/15/2008	5,000	4,975

Sprint Nextel Corp.
4.169% due 06/28/2010	14,200	13,231

		62,447

Total Corporate Bonds & Notes (Cost $1,145,463)		1,089,375

MUNICIPAL BONDS & NOTES 0.0%

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	435

Total Municipal Bonds & Notes (Cost $483)		435

U.S. GOVERNMENT AGENCIES 42.6%

Fannie Mae
3.267% due 12/25/2036 - 07/25/2037	5,878	5,439
3.327% due 03/25/2034	139	134
3.337% due 03/25/2036	839	835
3.357% due 08/25/2034	789	765
3.507% due 03/25/2036	4,012	3,867
3.557% due 05/25/2042 - 03/25/2044	2,382	2,333
3.607% due 06/25/2032 - 09/25/2032	140	136
3.657% due 10/25/2030	24	24
3.807% due 10/25/2017	309	308
3.875% due 02/25/2022 - 12/25/2022	15	15
3.975% due 08/25/2022	8	8
4.025% due 12/25/2022	7	7
4.070% due 02/01/2018	25	25
4.079% due 05/01/2021 - 04/01/2029	239	239
4.107% due 04/25/2032	12	12
4.185% due 11/01/2025	23	23
4.265% due 06/01/2034	18	19
4.278% due 06/01/2043 - 10/01/2044	14,205	14,172
4.323% due 05/01/2036	13,714	13,731
4.330% due 09/01/2034	898	901
4.480% due 05/01/2036	250	250
4.500% due 09/25/2025	148	148
4.571% due 07/01/2034	34	34
4.789% due 11/01/2035	1,355	1,366
4.927% due 09/01/2035	624	628
4.970% due 08/01/2026	19	19
4.980% due 06/01/2035	930	935
5.000% due 01/25/2017 - 07/01/2038	8,840	8,633
5.008% due 01/01/2036	414	423
5.477% due 01/01/2032	791	802
5.500% due 02/01/2014 - 10/01/2038	996,589	994,951

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.752% due 08/01/2029	$1,811	$1,841
5.784% due 12/01/2036	178	180
5.893% due 12/01/2036	191	195
6.000% due 08/01/2032 - 09/01/2038	705,796	715,773
6.044% due 07/01/2029	221	226
6.142% due 12/01/2040	437	443
6.500% due 10/25/2023 (b)	22	1
6.500% due 11/01/2028 - 10/25/2042	1,023	1,076
7.000% due 03/01/2013	38	40
7.155% due 10/01/2023	36	36
8.796% due 06/25/2032	597	627

Federal Home Loan Bank
4.000% due 04/20/2009	1,300	1,306
4.020% due 06/30/2009	2,000	2,013
4.330% due 03/16/2010	2,500	2,536
4.500% due 06/22/2010	12,400	12,653

Federal Housing Administration
6.896% due 07/01/2020	356	352
7.350% due 04/01/2019	162	161
7.430% due 07/01/2021 - 09/01/2022	154	155
7.435% due 02/01/2019	188	189

Freddie Mac
2.718% due 02/15/2019	71,031	69,252
2.838% due 12/15/2030 - 06/15/2031	386	378
2.888% due 06/15/2031	375	369
2.938% due 12/15/2031	13	13
3.247% due 12/25/2036	23,701	22,816
3.250% due 03/15/2023	8	8
4.000% due 11/15/2022	463	463
4.278% due 10/25/2044 - 02/25/2045	11,217	10,638
4.478% due 07/25/2044	11,677	10,643
4.500% due 08/01/2017 - 12/15/2025	958	959
5.000% due 01/15/2018 - 03/15/2026	545	549
5.156% due 08/01/2035	806	811
5.500% due 05/01/2013 - 04/01/2038	34,751	34,820
6.500% due 07/25/2043	482	494
6.750% due 08/15/2023	562	574

Ginnie Mae
2.988% due 02/16/2030	226	226
3.088% due 02/16/2030	141	142
3.138% due 02/16/2030	272	271
3.588% due 06/20/2030	5	5
4.138% due 03/20/2031	1,027	1,024
5.000% due 02/20/2032	619	626
5.125% due 10/20/2017 - 10/20/2027	919	930
5.250% due 03/20/2029 - 03/20/2030	978	989
5.375% due 05/20/2021 - 05/20/2030	4,422	4,475
5.500% due 02/20/2019	19	20
5.625% due 07/20/2022 - 09/20/2029	2,868	2,901
6.000% due 01/15/2032 - 03/15/2032	1,863	1,898
7.500% due 02/20/2030	154	161
8.000% due 12/15/2030 - 03/15/2032	167	184
8.500% due 06/20/2027	115	126

Small Business Administration
7.540% due 08/10/2009	45	45

Total U.S. Government Agencies (Cost $1,950,841)		1,957,795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.5%

U.S. Treasury Notes
1.750% due 03/31/2010	$9,100	$9,087
2.875% due 06/30/2010	31,300	31,845
3.375% due 07/31/2013	18,500	18,860
4.250% due 08/15/2013	7,610	8,088

Total U.S. Treasury Obligations (Cost $67,754)		67,880

MORTGAGE-BACKED SECURITIES 9.9%

American Home Mortgage Assets
3.397% due 05/25/2046	4,436	2,862
3.397% due 09/25/2046	1,837	1,126
3.417% due 10/25/2046	5,573	2,173
3.555% due 02/25/2047	1,941	976
3.775% due 11/25/2046	2,771	1,395

American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,901	2,324
4.440% due 02/25/2045	84	57
5.000% due 09/25/2035	2,100	1,832
5.660% due 09/25/2045	1,590	1,084

Banc of America Funding Corp.
4.625% due 02/20/2036	8,955	7,961
6.129% due 01/20/2047	244	165

Banc of America Mortgage Securities, Inc.
5.436% due 02/25/2036	533	464
6.094% due 07/20/2032	237	228
6.500% due 09/25/2033	968	917

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	10,977	10,251
4.734% due 01/25/2034	320	315
4.750% due 10/25/2035	20,152	19,797
4.767% due 11/25/2030	259	254
4.834% due 11/25/2034	2,344	2,263
4.837% due 01/25/2034	644	604
5.010% due 01/25/2035	431	386
5.474% due 05/25/2047	4,631	3,902
5.622% due 11/25/2034	18,560	16,852

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	2,171	1,332
5.370% due 05/25/2035	649	552
5.504% due 09/25/2035	8,128	6,557
5.787% due 11/25/2036	5,077	3,407
5.859% due 01/25/2036	5,302	3,947

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	61	60

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	6,176	5,564

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	18,223	14,509
5.772% due 12/26/2046	7,998	6,367

CC Mortgage Funding Corp.
3.337% due 05/25/2048	4,748	2,870
3.457% due 08/25/2035	823	732

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	1,928	1,652

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	2	2

Citigroup Mortgage Loan Trust, Inc.
3.277% due 01/25/2037	2,560	2,337
4.663% due 03/25/2034	466	443
4.683% due 06/25/2035	2,310	2,021
4.900% due 12/25/2035	1,876	1,788
5.666% due 07/25/2046	1,371	1,064
6.014% due 09/25/2037	8,958	6,266

Countrywide Alternative Loan Trust
3.268% due 09/20/2046	192	189
3.338% due 05/20/2046	216	203

190	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.367% due 02/25/2047	$435	$264
3.368% due 02/20/2047	8,730	5,338
3.382% due 12/20/2046	10,162	6,196
3.387% due 05/25/2047	6,680	4,072
3.397% due 09/25/2046	3,586	1,988
3.398% due 07/20/2046	4,584	2,830
3.417% due 07/25/2046	749	476
3.487% due 02/25/2037	7,634	4,958
3.537% due 11/20/2035	1,970	1,261
3.855% due 12/25/2035	2,487	1,520
3.855% due 02/25/2036	904	539
5.500% due 08/25/2035	160	144
5.898% due 02/25/2037	4,004	2,795

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	581	375
3.527% due 03/25/2035	945	528
3.547% due 06/25/2035	13,790	11,583
5.750% due 07/19/2031	6	6
6.092% due 09/25/2047	929	722
6.366% due 11/19/2033	443	440

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	188	172
5.549% due 05/25/2032	4	4

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	1,148	1,075
3.287% due 02/25/2037	1,635	1,545
3.297% due 08/25/2037	2,256	2,139

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	173	150

First Republic Mortgage Loan Trust
2.788% due 08/15/2032	7,401	6,712
2.838% due 11/15/2031	417	388
3.687% due 06/25/2030	547	495

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	7,256	6,243
3.287% due 01/25/2047	6,446	6,126
3.427% due 06/25/2045	764	599
3.437% due 06/25/2045	359	232
3.477% due 11/25/2045	927	586

Greenwich Capital Acceptance, Inc.
7.061% due 06/25/2024	9	9

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	6,153	5,530

GSR Mortgage Loan Trust
4.539% due 09/25/2035	11,625	9,951
5.178% due 01/25/2036	2,047	1,798
6.000% due 03/25/2032	2	2

GSRPM Mortgage Loan Trust
3.607% due 11/25/2031	1,947	1,924
3.907% due 01/25/2032	396	338

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	180	166
3.160% due 04/19/2038	2,342	1,444
3.210% due 07/19/2046	3,762	2,346
3.230% due 09/19/2046	1,071	651
3.250% due 05/19/2035	2,923	1,891
3.270% due 03/19/2037	7,722	4,764
3.378% due 08/21/2036	843	519
3.400% due 02/19/2034	694	666
5.903% due 08/19/2036	775	522

Impac CMB Trust
4.107% due 09/25/2033	81	77

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	2,764	2,608

Indymac ARM Trust
5.183% due 01/25/2032	7	6
5.371% due 01/25/2032	3	3

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	1,629	883

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	$3,644	$3,426
3.307% due 01/25/2037	174	166
3.397% due 09/25/2046	3,029	1,844
3.407% due 06/25/2047	1,747	1,062
3.417% due 05/25/2046	544	332
3.447% due 07/25/2035	505	331
5.048% due 12/25/2034	95	78

JPMorgan Mortgage Trust
5.021% due 02/25/2035	2,400	2,092

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	252	228

Luminent Mortgage Trust
3.377% due 12/25/2036	2,171	1,326
3.387% due 12/25/2036	1,125	710
3.407% due 10/25/2046	825	512

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	1,437	909

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,567	1,440

MASTR Seasoned Securities Trust
6.202% due 09/25/2017	503	473

Mellon Residential Funding Corp.
2.838% due 11/15/2031	361	327
2.928% due 12/15/2030	5,143	4,781
3.158% due 10/20/2029	3,774	3,539

Merrill Lynch Floating Trust
2.558% due 06/15/2022	3,364	3,060

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	1,824	1,305

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	7,486	6,085

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	464	354
3.457% due 11/25/2035	5,702	5,089
4.352% due 10/25/2035	7,884	7,365

Morgan Stanley Capital I
2.548% due 10/15/2020	6,029	5,417

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	546	468

RAAC Series 2005-SP1
5.000% due 09/25/2034	582	574

Residential Accredit Loans, Inc.
3.307% due 09/25/2046	949	810
3.417% due 04/25/2046	472	304
3.457% due 08/25/2037	1,177	643
3.507% due 08/25/2035	2,225	1,376
4.215% due 09/25/2045	1,402	918

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	217	205

Sequoia Mortgage Trust
3.538% due 07/20/2033	3,877	3,210
3.568% due 10/20/2027	2,406	2,128
4.256% due 04/20/2035	1,577	1,319
5.765% due 01/20/2047	785	675

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	135	80
5.535% due 08/25/2035	219	177

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	11,408	9,460
3.307% due 09/25/2047	1,106	1,055
3.337% due 03/25/2037	1,973	1,245
3.360% due 09/19/2032	91	83
3.380% due 03/19/2034	976	878
3.397% due 07/25/2046	4,856	2,999
3.427% due 05/25/2036	12,749	7,862

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.427% due 05/25/2046	$1,639	$1,010
3.437% due 05/25/2045	1,027	688
3.487% due 02/25/2036	67	43

Structured Asset Securities Corp.
3.257% due 05/25/2036	515	488
5.034% due 10/25/2035	1,179	998
5.044% due 07/25/2032	197	184
5.233% due 01/25/2032	16	16
5.957% due 02/25/2032	280	253

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	14	13
3.317% due 01/25/2037	3,109	2,952

Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	244	228
3.317% due 11/25/2046	7,404	7,103
3.327% due 03/25/2046	3,500	3,483
3.337% due 06/25/2037	232	218

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	19,350	17,684

WaMu Mortgage Pass-Through Certificates
3.477% due 12/25/2045	539	352
3.497% due 10/25/2045	1,144	725
3.555% due 02/25/2047	5,070	2,670
3.555% due 03/25/2047	4,358	2,297
3.585% due 01/25/2047	972	586
3.595% due 01/25/2047	2,081	1,132
3.615% due 04/25/2047	3,068	1,775
3.665% due 12/25/2046	3,772	2,280
3.675% due 12/25/2046	1,915	1,015
3.747% due 12/25/2027	7,161	6,169
3.847% due 12/25/2027	3,481	3,059
3.855% due 02/25/2046	5,027	3,014
3.855% due 08/25/2046	23,995	13,671
3.948% due 01/25/2047	542	365
4.055% due 11/25/2042	1,000	892
4.198% due 05/25/2046	315	262
4.198% due 08/25/2046	13,594	9,826
4.198% due 09/25/2046	981	639
4.198% due 12/25/2046	2,159	1,319
4.255% due 06/25/2042	1,292	1,175
4.255% due 08/25/2042	1,400	1,252
4.329% due 07/25/2046	542	402
4.355% due 11/25/2046	390	262
4.489% due 09/25/2033	2,784	2,690
5.342% due 01/25/2037	1,457	1,158
5.468% due 02/25/2037	5,426	4,564
5.542% due 04/25/2037	1,041	775
5.609% due 12/25/2036	933	668
5.613% due 12/25/2036	3,079	2,417
5.668% due 05/25/2037	2,247	2,035
5.711% due 02/25/2037	2,752	2,032
5.868% due 02/25/2037	3,113	2,628
5.931% due 09/25/2036	1,711	1,347

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	1,050	611

Washington Mutual MSC Mortgage Pass-Through Certificates
6.044% due 02/25/2033	159	156

Wells Fargo Mortgage-Backed Securities Trust
4.109% due 12/25/2034	7,585	7,017
5.594% due 07/25/2036	2,036	1,645

Total Mortgage-Backed Securities (Cost $533,660)		457,612

ASSET-BACKED SECURITIES 6.3%

Aames Mortgage Investment Trust
3.357% due 08/25/2035	106	100

Accredited Mortgage Loan Trust
3.257% due 02/25/2037	960	917

See Accompanying Notes	Semiannual Report	September 30, 2008	191

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ACE Securities Corp.
3.257% due 12/25/2036	$1,076	$1,013
3.267% due 10/25/2036	141	137
3.287% due 10/25/2036	938	929
3.297% due 06/25/2037	1,870	1,745

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	57	40
3.907% due 10/25/2031	510	475
3.907% due 08/25/2032	432	382

Argent Securities, Inc.
3.257% due 10/25/2036	1,190	1,163

Asset-Backed Funding Certificates
3.267% due 10/25/2036	583	570
3.267% due 11/25/2036	1,016	977
3.267% due 01/25/2037	2,367	2,234

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	536	532
3.287% due 05/25/2037	1,169	1,147
3.482% due 09/25/2034	445	390

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	841	797
3.277% due 12/25/2036	1,076	993
3.287% due 10/25/2036	385	369
3.537% due 01/25/2036	113	106
3.607% due 10/27/2032	266	218
3.657% due 03/25/2043	1,036	1,008
3.707% due 11/25/2042	130	109
3.867% due 10/25/2032	1,364	1,199
4.207% due 08/25/2037	4,888	3,989

Brazos Student Finance Corp.
2.700% due 06/01/2023	873	861

Capital Auto Receivables Asset Trust
3.938% due 10/15/2012	3,400	3,319

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	131	125
3.527% due 10/25/2035	1,521	1,442

Chase Credit Card Master Trust
2.598% due 02/15/2011	3,700	3,697
2.658% due 09/15/2011	18,800	18,694

Chase Funding Mortgage Loan Asset-Backed Certificates
3.847% due 08/25/2032	68	67

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	43	37

Citigroup Mortgage Loan Trust, Inc.
3.247% due 12/25/2036	1,392	1,285
3.257% due 10/25/2036	116	116
3.257% due 11/25/2036	280	278
3.267% due 01/25/2037	523	514
3.267% due 07/25/2045	2,173	1,977
3.317% due 08/25/2036	1,323	1,280
3.317% due 03/25/2037	700	656

Contimortgage Home Equity Trust 1998-3
3.168% due 03/15/2027	3	2

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	40	40
3.257% due 01/25/2037	13	13
3.257% due 03/25/2037	109	105
3.257% due 05/25/2037	5,589	5,435
3.257% due 06/25/2037	643	625
3.257% due 07/25/2037	2,483	2,354
3.257% due 03/25/2047	427	418
3.257% due 05/25/2047	1,470	1,415
3.267% due 03/25/2037	870	847
3.267% due 09/25/2046	211	210
3.277% due 06/25/2037	1,749	1,684
3.287% due 06/25/2037	2,033	1,948
3.287% due 10/25/2037	1,219	1,163
3.307% due 02/25/2037	11,400	9,601
3.307% due 09/25/2037	1,212	1,136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.307% due 09/25/2047	$1,877	$1,771
3.317% due 10/25/2046	1,114	1,080
3.367% due 02/25/2036	456	403
3.387% due 09/25/2036	2,236	2,066
3.397% due 06/25/2036	1,541	1,408
3.577% due 05/25/2032	239	191
3.637% due 05/25/2033	41	37
3.687% due 12/25/2031	72	52
4.367% due 11/25/2035	754	751

Countrywide Home Equity Loan Trust
2.628% due 01/15/2037	176	135

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	1,055	1,014
3.297% due 12/25/2037	1,227	1,177
3.327% due 07/25/2037	431	402

Delta Funding Home Equity Loan Trust
3.308% due 09/15/2029	34	25

EMC Mortgage Loan Trust
3.577% due 05/25/2040	160	133

Equity One Asset-Backed Securities, Inc.
3.507% due 04/25/2034	627	426
3.767% due 11/25/2032	913	766

First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 01/25/2038	1,977	1,859
3.257% due 12/25/2036	647	629
3.277% due 12/25/2037	1,036	1,000
3.577% due 12/25/2034	79	69

Ford Credit Auto Owner Trust
3.388% due 01/15/2011	4,600	4,552
3.688% due 12/15/2010	2,300	2,284

Fremont Home Loan Trust
3.257% due 10/25/2036	1,225	1,171
3.267% due 01/25/2037	1,833	1,726
3.277% due 02/25/2037	920	902

Greenpoint Home Equity Loan Trust
2.848% due 01/15/2030	627	495

GSAMP Trust
3.277% due 09/25/2036	709	694
3.277% due 10/25/2036	200	188
3.277% due 12/25/2036	2,821	2,599
3.307% due 01/25/2047	1,812	1,754
3.327% due 12/25/2035	13	13
3.497% due 03/25/2034	708	698

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	691	672
3.478% due 01/20/2034	1,836	1,591

Home Equity Asset Trust
3.267% due 05/25/2037	1,118	1,030
4.127% due 02/25/2033	1	1

HSBC Asset Loan Obligation
3.267% due 12/25/2036	2,142	1,970

HSI Asset Securitization Corp. Trust
3.267% due 05/25/2037	319	285
3.317% due 03/25/2036	3,142	3,091

Indymac Residential Asset-Backed Trust
2.432% due 08/25/2036	43	43
3.257% due 11/25/2036	284	280
3.267% due 04/25/2037	1,500	1,464
3.287% due 07/25/2037	1,117	1,072
3.337% due 04/25/2047	738	712

Irwin Home Equity Corp.
3.747% due 07/25/2032	339	245

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	1,278	1,244
2.541% due 11/25/2036	590	566
3.247% due 08/25/2036	39	38
3.257% due 08/25/2036	681	669
3.257% due 10/25/2036	2,795	2,647

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.267% due 04/25/2037	$873	$804
3.287% due 03/25/2037	1,176	1,097

Lehman ABS Mortgage Loan Trust
3.297% due 06/25/2037	1,422	1,356

Lehman XS Trust
3.277% due 05/25/2046	443	429
3.287% due 04/25/2046	22	22
3.287% due 06/25/2046	618	602
3.287% due 08/25/2046	361	355
3.287% due 11/25/2046	2,628	2,512
3.297% due 05/25/2046	40	39
3.327% due 11/25/2036	216	204
3.357% due 04/25/2037	4,818	4,017

Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	926	896
3.267% due 10/25/2036	33	32
3.387% due 08/25/2035	63	61
3.487% due 10/25/2034	359	276
3.557% due 03/25/2032	123	102

MASTR Asset-Backed Securities Trust
3.257% due 11/25/2036	1,298	1,255
3.257% due 01/25/2037	783	621
3.267% due 11/25/2036	1,585	1,550
3.287% due 05/25/2037	1,063	993

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	2,000	1,982

Merrill Lynch First Franklin Mortgage Loan Trust
3.267% due 06/25/2037	2,511	2,426

Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037	571	563
3.237% due 06/25/2037	508	501
3.267% due 04/25/2037	171	169
3.277% due 08/25/2036	2,906	2,827
3.277% due 07/25/2037	143	139
3.287% due 09/25/2037	90	88
3.327% due 02/25/2037	1,937	1,812

Morgan Stanley ABS Capital I
3.247% due 07/25/2036	282	280
3.247% due 09/25/2036	53	52
3.247% due 10/25/2036	1,825	1,777
3.247% due 01/25/2037	1,926	1,819
3.257% due 10/25/2036	1,793	1,750
3.257% due 11/25/2036	3,651	3,531
3.267% due 05/25/2037	4,955	4,598
3.307% due 09/25/2036	125	112
4.007% due 07/25/2037	494	461

Morgan Stanley Home Equity Loan Trust
3.257% due 12/25/2036	1,350	1,272

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	908	879

Nationstar Home Equity Loan Trust
3.267% due 03/25/2037	816	791

New Century Home Equity Loan Trust
3.277% due 08/25/2036	173	172
3.387% due 05/25/2036	1,398	1,178
3.467% due 06/25/2035	82	65

Option One Mortgage Loan Trust
3.247% due 02/25/2037	400	395
3.257% due 01/25/2037	2,220	2,138
3.267% due 06/25/2037	1,285	1,233
3.747% due 06/25/2032	62	56
3.747% due 08/25/2032	266	242

Park Place Securities, Inc.
3.467% due 09/25/2035	617	584

Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047	2,426	2,301

Renaissance Home Equity Loan Trust
3.567% due 11/25/2034	619	528
3.647% due 08/25/2033	1,307	1,023

192	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.707% due 12/25/2033	$744	$621

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	233	231
3.287% due 10/25/2036	123	114
3.307% due 08/25/2046	662	637
3.767% due 06/25/2032	10	9

Residential Asset Securities Corp.
3.267% due 01/25/2037	1,029	1,001
3.277% due 11/25/2036	4,316	4,244
3.277% due 02/25/2037	1,063	998
3.287% due 10/25/2036	696	687
3.317% due 04/25/2037	1,698	1,570

Residential Funding Mortgage Securities II, Inc.
3.327% due 05/25/2037	1,489	1,355

SACO I, Inc.
3.267% due 05/25/2036	517	460

Salomon Brothers Mortgage Securities VII, Inc.
3.507% due 03/25/2032	98	93

Saxon Asset Securities Trust
3.267% due 10/25/2046	790	773
3.747% due 01/25/2032	10	10

SBI HELOC Trust
3.377% due 08/25/2036	1,019	996

Sears Credit Account Master Trust
2.708% due 04/16/2013	700	693

Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037	913	862
3.267% due 03/25/2036	140	139

SLC Student Loan Trust
2.784% due 02/15/2015	5,746	5,707

SLM Student Loan Trust
2.780% due 04/25/2014	2,482	2,460
2.790% due 10/27/2014	1,850	1,832
2.790% due 10/25/2016	1,178	1,175
2.790% due 07/25/2017	1,595	1,589
2.800% due 07/25/2017	2,300	2,182
4.173% due 04/25/2023	51,600	51,794

Soundview Home Equity Loan Trust
3.267% due 12/25/2036	198	196
3.287% due 01/25/2037	1,383	1,351
3.287% due 06/25/2037	1,908	1,835
3.307% due 10/25/2036	21	21

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037	237	235
3.252% due 11/25/2037	120	115
3.267% due 01/25/2038	1,474	1,362
3.887% due 01/25/2034	90	75

Structured Asset Investment Loan Trust
3.257% due 07/25/2036	621	589

Structured Asset Securities Corp.
3.257% due 10/25/2036	334	318
3.287% due 01/25/2037	972	912
3.307% due 01/25/2037	1,211	1,104
3.317% due 04/25/2036	1,109	1,096
3.497% due 01/25/2033	1,775	1,468
4.900% due 04/25/2035	3,695	2,448

Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034	144	141

Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037	1,835	1,724
3.267% due 10/25/2036	718	678

Wells Fargo Home Equity Trust
3.257% due 01/25/2037	605	590
3.307% due 03/25/2037	892	864
3.447% due 10/25/2035	4,450	4,372

Total Asset-Backed Securities (Cost $304,859)		291,666

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,300	$3,256

BTM Curacao Holdings NV
1.586% due 11/29/2049	JPY	100,000	938

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,561

Sumitomo Mitsui Banking Corp.
1.544% due 06/29/2049		600,000	5,692
1.718% due 11/26/2049		200,000	1,888
1.762% due 12/31/2049		100,000	942

Total Foreign Currency-Denominated Issues (Cost $17,398)			19,277

		SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
5.051% due 12/31/2049		328	3,346

Total Preferred Stocks (Cost $3,489)			3,346

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.7%

CERTIFICATES OF DEPOSIT 3.4%

Bank of Ireland
2.831% due 01/15/2010		$16,800	16,641

Barclays Bank PLC
2.912% due 08/10/2009		9,600	9,564

Calyon Financial, Inc.
3.804% due 06/29/2010		700	694

Calyon N.A. LLC
5.305% due 01/16/2009		5,600	5,590

Nordea Bank Finland PLC
2.448% due 12/01/2008		1,700	1,700
2.474% due 04/09/2009		33,800	33,784
5.320% due 02/06/2009		3,500	3,498

Skandinaviska Enskilda Banken AB
2.711% due 01/05/2009		8,000	7,997
2.794% due 02/13/2009		28,100	28,059

Svenska Handelsbanken AB
3.015% due 06/19/2009		4,000	4,001

Unicredito Italiano NY
3.088% due 05/15/2009		36,600	36,600

Wachovia Bank N.A.
2.758% due 10/03/2008		7,100	7,100

			155,228

COMMERCIAL PAPER 3.3%

ABN AMRO N.A. Finance
2.340% due 10/01/2008		9,000	9,000
2.360% due 10/06/2008		1,200	1,200

ASB Finance Ltd.
2.990% due 12/19/2008		12,300	12,193

BNP Paribas
2.730% due 12/09/2008		8,100	8,039
2.740% due 12/09/2008		200	198
4.150% due 10/03/2008		6,500	6,499

CBA de Finance, Inc.
2.610% due 11/05/2008		4,700	4,688
2.680% due 11/18/2008		4,000	3,986

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DnB NOR Bank ASA
2.700% due 11/21/2008	$500	$498

Federal Home Loan Bank
2.900% due 03/24/2009	3,000	2,998

Nordea Bank Finland PLC
2.380% due 10/14/2008	3,100	3,097

Unicredito Italiano SpA
2.960% due 10/09/2008	100,000	99,934

		152,330

REPURCHASE AGREEMENTS 7.6%

Merrill Lynch & Co., Inc.
0.050% due 10/01/2008	187,000	187,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $186,939. Repurchase proceeds are $187,000.)
0.150% due 10/02/2008	6,400	6,400
(Dated 09/30/2008. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2036 valued at $6,268. Repurchase proceeds are $6,400.)
0.500% due 10/02/2008	3,200	3,200
(Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 12/31/2008 valued at $3,264. Repurchase proceeds are $3,200.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	46,380	46,380
(Dated 09/30/2008. Collateralized by U.S. Treasury Bills 0.000% due 10/23/2008 valued at $47,310. Repurchase proceeds are $46,380.)
1.000% due 10/01/2008	107,814	107,814
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.260% due 10/10/2008 valued at $109,973. Repurchase proceeds are $107,817.)

		350,794

U.S. TREASURY BILLS 1.4%
1.133% due 10/16/2008 - 12/26/2008 (c)(d)(e)(f)	64,230	63,903

Total Short-Term Instruments (Cost $722,764)		722,255

PURCHASED OPTIONS (j) 0.2%
(Cost $5,101)		8,064

Total Investments 100.9% (Cost $4,782,425)		$4,642,476

Other Assets and Liabilities (Net) (0.9%)		(40,866)

Net Assets 100.0%		$4,601,610

See Accompanying Notes	Semiannual Report	September 30, 2008	193

Schedule of Investments  Short-Term Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $50,195 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $476 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $2,988 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $125,896 at a weighted average interest rate of 2.347%. On September 30, 2008, there were no open reverse repurchase agreements.
(h)	Cash of $28,990 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	315	$1,242
90-Day Eurodollar December Futures	Long	12/2009	7,258	12,250
90-Day Eurodollar June Futures	Long	06/2009	1,209	2,829
90-Day Eurodollar March Futures	Long	03/2009	307	1,124
90-Day Eurodollar September Futures	Long	09/2009	7,609	19,925
Euro-Schatz December Futures	Short	12/2008	2,490	(2,559)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	5,530	(12,524)

				$22,287

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	(0.230%)	06/20/2012	DUB	0.679%	$3,800	$59	$0	$59
Glitnir Banki HF 3-Month USD-LIBOR plus 0.260% due 04/20/2010	(0.170%)	06/20/2010	BOA	17.744%	6,000	1,383	0	1,383
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.500%)	06/20/2012	DUB	0.392%	3,800	(15)	0	(15)
Nabors Industries, Inc. 5.375% due 08/15/2012	(0.480%)	06/20/2012	CITI	1.036%	3,800	72	0	72
Noble Corp. 5.875% due 06/01/2013	(0.510%)	06/20/2012	DUB	0.809%	3,800	39	0	39

						$1,538	$0	$1,538

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	$32,000	$(68)	$0	$(68)
Enbridge Energy Partners LP 4.750% due 06/01/2013	0.280%	06/20/2012	MLP	1.627%	3,800	(172)	0	(172)
Energy Transfer Partners LP 5.950% due 02/01/2015	0.330%	06/20/2012	BOA	1.777%	3,800	(182)	0	(182)
Fannie Mae 5.250% due 08/01/2012	0.950%	12/20/2012	RBS	Defaulted	5,000	(174)	0	(174)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2010	CITI	6.824%	7,000	(599)	0	(599)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	06/20/2010	DUB	6.824%	1,300	(113)	0	(113)
General Electric Capital Corp. 6.000% due 06/15/2012	1.500%	09/20/2011	DUB	6.478%	1,300	(151)	0	(151)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	GSC	7.405%	200	(9)	0	(9)
General Electric Capital Corp. 6.000% due 06/15/2012	1.000%	06/20/2009	UBS	7.405%	1,800	(79)	0	(79)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.850%	09/20/2012	JPM	4.610%	7,600	(903)	0	(903)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	1,600	(2)	0	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	0.400%	12/20/2008	RBS	1.074%	4,200	(6)	0	(6)
Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	0.290%	06/20/2012	MLP	1.491%	3,800	(154)	0	(154)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.800%	09/20/2012	RBS	4.464%	4,700	(548)	0	(548)
Morgan Stanley 6.600% due 04/01/2012	0.800%	09/20/2012	BEAR	10.551%	10,000	(2,394)	0	(2,394)
Morgan Stanley 6.600% due 04/01/2012	0.870%	09/20/2012	BOA	10.551%	2,800	(666)	0	(666)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	1,600	(1)	0	(1)
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	2,200	(1)	0	(1)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	4,000	4	0	4
Peru Government International Bond 8.750% due 11/21/2033	0.330%	12/20/2008	DUB	0.350%	1,600	2	0	2
Plains All American Pipeline LP 7.750% due 10/15/2012	0.320%	06/20/2012	BOA	1.944%	3,800	(206)	0	(206)

194	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	$3,900	$(31)	$0	$(31)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	BCLY	5.144%	1,400	(11)	0	(11)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	DUB	5.144%	3,900	(31)	0	(31)
Valero Energy Corp. 6.875% due 04/15/2012	0.320%	06/20/2012	BOA	1.438%	3,800	(144)	0	(144)

						$(6,639)	$0	$(6,639)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$35,800	$198	$(52)	$250
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	14,600	80	(68)	148

					$278	$(120)	$398

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5 Year Index	0.600%	12/20/2012	JPM	$50,500	$(2,181)	$(2,214)	$33
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	11,000	128	0	128
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	700	8	0	8
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	3,500	(19)	(49)	30

					$(2,064)	$(2,263)	$199

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	77,900	$318	$32	$286
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		13,900	95	44	51
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		$19,300	208	162	46
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		11,500	68	144	(76)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		14,300	84	267	(183)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		62,900	371	1,522	(1,151)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		70,600	(2,686)	7	(2,693)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		69,000	(2,625)	0	(2,625)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		65,100	(2,477)	(2,151)	(326)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		40,100	(1,526)	(428)	(1,098)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		40,600	(1,478)	160	(1,638)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		13,200	(480)	(168)	(312)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	DUB		315,000	(11,453)	3,800	(15,253)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		24,200	(1,079)	289	(1,368)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	40,500	(125)	(11)	(114)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM		10,700	213	51	162

See Accompanying Notes	Semiannual Report	September 30, 2008	195

Schedule of Investments  Short-Term Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	53,700	$1,068	$209	$859
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	50,200	(610)	(495)	(115)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		38,300	(210)	270	(480)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		104,200	(571)	580	(1,151)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		29,100	60	46	14
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		12,000	(74)	(39)	(35)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	GSC		10,300	(367)	0	(367)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY	GBP	44,100	79	381	(302)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		12,400	22	107	(85)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		85,900	155	716	(561)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		22,500	(114)	(687)	573
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		9,400	(39)	(234)	195
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		8,800	218	141	77
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		2,500	(74)	(19)	(55)
Pay	France CPI ex-Tobacco Index	1.983%	03/15/2012	BNP	EUR	3,400	(123)	7	(130)

							$(23,152)	$4,703	$(27,855)

(j)	Purchased options outstanding on September 30, 2008:

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC USD versus JPY	JPY	105.200	03/31/2010		$5,000	$210	$179
Put - OTC USD versus JPY		105.200	03/31/2010		5,000	210	341
Call - OTC USD versus JPY		105.400	03/31/2010		13,000	546	451
Put - OTC USD versus JPY		105.400	03/31/2010		13,000	546	898
Call - OTC EUR versus JPY		148.300	05/20/2010	EUR	8,100	465	457
Put - OTC EUR versus JPY		148.300	05/20/2010		8,100	464	956
Call - OTC EUR versus USD		$1.375	05/21/2010		9,000	331	678
Put - OTC EUR versus USD		1.375	05/21/2010		9,000	331	513
Call - OTC EUR versus USD		1.372	06/03/2010		6,800	443	880
Put - OTC EUR versus USD		1.372	06/03/2010		6,800	443	681
Call - OTC EUR versus USD		1.375	06/03/2010		11,600	556	1,141
Put - OTC EUR versus USD		1.375	06/03/2010		11,600	556	889

						$5,101	$8,064

(k)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	11,654	$8,112
Sales	0	0
Closing Buys	0	0
Expirations	(11,654)	(8,112)
Exercised	0	0

Balance at 09/30/2008	0	$0

(l) Short sales outstanding on September 30, 2008:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	06/01/2038	$1,995	$1,923	$1,948
Fannie Mae	5.000%	10/01/2038	500	496	486
Fannie Mae	5.500%	10/01/2038	9,511	9,431	9,474
Fannie Mae	6.000%	10/01/2038	186,500	187,287	188,744
U.S. Treasury Notes	4.250%	08/15/2015	76,115	80,884	81,022
U.S. Treasury Notes	4.500%	02/15/2016	1,300	1,398	1,395
U.S. Treasury Notes	4.625%	12/31/2011	21,800	23,104	23,552
U.S. Treasury Notes	5.500%	05/15/2009	1,425	1,453	1,490

				$305,976	$308,111

(6)	Market value includes $856 of interest payable on short sales.

196	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(m)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	39,420	10/2008	$2,715	$0	$2,715
Buy	BRL	HSBC	5,338	12/2008	0	(366)	(366)
Sell		HSBC	6,663	12/2008	242	0	242
Buy		MLP	26,159	12/2008	0	(336)	(336)
Sell		MSC	1,832	12/2008	50	0	50
Sell		UBS	3,557	12/2008	154	0	154
Buy	CLP	MSC	63,745	12/2008	0	(17)	(17)
Buy		JPM	2,447,604	05/2009	0	(769)	(769)
Sell		JPM	2,179,800	05/2009	623	0	623
Buy	CNY	BCLY	128,792	07/2009	0	(1,196)	(1,196)
Buy		DUB	333,126	07/2009	0	(3,014)	(3,014)
Buy		HSBC	73,588	07/2009	0	(712)	(712)
Buy		JPM	39,412	07/2009	0	(433)	(433)
Buy	EUR	CITI	15,945	10/2008	63	0	63
Sell		CITI	15,945	10/2008	0	(52)	(52)
Sell		JPM	1,000	10/2008	0	(1)	(1)
Sell		UBS	15,945	10/2008	889	0	889
Buy	GBP	JPM	137	10/2008	0	(8)	(8)
Sell		JPM	136	10/2008	8	0	8
Sell		UBS	60,078	11/2008	2,071	0	2,071
Buy	JPY	BCLY	894,396	10/2008	0	(11)	(11)
Sell		BCLY	2,613,361	10/2008	25	(234)	(209)
Sell		CITI	874,304	10/2008	2	0	2
Buy		DUB	1,561,698	10/2008	279	0	279
Sell		DUB	462,085	10/2008	0	(83)	(83)
Sell		BCLY	894,396	11/2008	16	0	16
Buy	MXN	DUB	37,417	11/2008	0	(146)	(146)
Buy		JPM	268,665	11/2008	0	(807)	(807)
Buy		MSC	36,991	11/2008	0	(144)	(144)
Buy	NOK	MSC	57,384	12/2008	0	(484)	(484)
Buy	PLN	HSBC	83,640	05/2009	0	(3,004)	(3,004)
Sell		MSC	78,046	05/2009	2,925	0	2,925
Sell	RUB	DUB	190,440	11/2008	613	0	613
Buy		HSBC	201,439	11/2008	0	(273)	(273)
Sell		HSBC	201,438	11/2008	27	0	27
Buy		UBS	1,098,260	11/2008	0	(1,529)	(1,529)
Sell		UBS	1,098,260	11/2008	109	0	109
Sell		HSBC	78,435	05/2009	18	0	18
Buy		UBS	491,838	05/2009	0	(1,550)	(1,550)
Buy	SGD	BCLY	10,850	11/2008	0	(355)	(355)
Buy		BOA	10,678	11/2008	0	(413)	(413)
Buy		DUB	11,216	11/2008	0	(378)	(378)
Sell		JPM	33,915	11/2008	1,348	0	1,348
Buy		UBS	10,628	11/2008	0	(408)	(408)
Buy	ZAR	JPM	22,036	12/2008	0	(105)	(105)
Buy		UBS	1,750	12/2008	0	0	0

					$12,177	$(16,828)	$(4,651)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$4,629,108	$13,368	$4,642,476
Short Sales, at value	0	(307,255)	0	(307,255)
Other Financial Instruments ++	22,287	(37,015)	(743)	(15,471)

Total	$22,287	$4,284,838	$12,625	$4,319,750

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$4,213	$12,247	$2	$2	$(876)	$(2,220)	$13,368
Other Financial Instruments ++	(159)	0	0	0	164	(748)	(743)

Total	$4,054	$12,247	$2	$2	$(712)	$(2,968)	$12,625

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	197

Schedule of Investments  Unconstrained Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 7.1%

BANKING & FINANCE 3.9%

American International Group, Inc.
8.250% due 08/15/2018	$500	$291

Bank of America Corp.
8.000% due 12/29/2049	200	159

Barclays Bank PLC
7.434% due 09/29/2049	200	163
7.700% due 04/29/2049	200	176

Citigroup, Inc.
6.125% due 05/15/2018	200	166

Credit Suisse New York
5.000% due 05/15/2013	500	464
6.000% due 02/15/2018	100	87

Deutsche Bank AG
6.000% due 09/01/2017	250	236

JPMorgan Chase & Co.
6.000% due 01/15/2018	200	183

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	100	91

UBS AG
5.750% due 04/25/2018	250	218

Wells Fargo Capital XV
9.750% due 12/29/2049	1,300	1,262

		3,496

INDUSTRIALS 3.2%

Aetna, Inc.
6.500% due 09/15/2018	500	493

Alcoa, Inc.
5.870% due 02/23/2022	1,700	1,365

General Motors Corp.
8.800% due 03/01/2021	700	269

Kroger Co.
6.400% due 08/15/2017	500	480

Southern Co.
3.511% due 08/20/2010	200	200

		2,807

Total Corporate Bonds & Notes (Cost $6,754)		6,303

CONVERTIBLE BONDS & NOTES 0.2%

Prudential Financial, Inc.
1.189% due 12/15/2037	200	190

Total Convertible Bonds & Notes (Cost $192)		190

U.S. GOVERNMENT AGENCIES 73.4%

Fannie Mae
4.500% due 10/01/2038	15,000	14,189
5.000% due 10/01/2038	16,000	15,573
5.500% due 12/01/2036 - 10/01/2038	17,076	16,979

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
5.000% due 10/01/2038		$500	$490
6.000% due 02/15/2038 -11/01/2038		14,999	15,205
6.500% due 11/01/2038		2,000	2,042

Overseas Private Investment Corp.
4.000% due 09/20/2013		852	847

Total U.S. Government Agencies (Cost $65,161)			65,325

U.S. TREASURY OBLIGATIONS 3.3%

U.S. Treasury Notes
3.125% due 08/31/2013		2,000	2,041
3.375% due 07/31/2013		900	916

Total U.S. Treasury Obligations (Cost $2,972)			2,957

MORTGAGE-BACKED SECURITIES 1.5%

American Home Mortgage Assets
3.417% due 10/25/2046		300	117

Citigroup Mortgage Loan Trust, Inc.
6.014% due 09/25/2037		299	209

Countrywide Alternative Loan Trust
3.382% due 12/20/2046		299	182
6.500% due 06/25/2036		66	35

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036		296	254

Structured Asset Mortgage Investments, Inc.
3.397% due 07/25/2046		298	184

WaMu Mortgage Pass-Through Certificates
3.555% due 02/25/2047		299	157
5.468% due 02/25/2037		298	251

Total Mortgage-Backed Securities (Cost $1,402)			1,389

ASSET-BACKED SECURITIES 1.2%

Chase Issuance Trust
4.319% due 09/15/2015		500	499

Countrywide Asset-Backed Certificates
3.547% due 12/25/2036		61	44

Credit-Based Asset Servicing & Securitization LLC
5.844% due 04/25/2037		67	64

Option One Mortgage Loan Trust
3.337% due 07/25/2037		100	70

SLM Student Loan Trust
4.173% due 04/25/2023		400	401

Total Asset-Backed Securities (Cost $1,062)			1,078

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%

ASIF III Jersey Ltd.
3.500% due 03/11/2009	EUR	1,000	1,309

Total Foreign Currency-Denominated Issues (Cost $1,309)			1,309

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 56.5%

COMMERCIAL PAPER 3.6%

Federal Home Loan Bank
0.100% due 10/07/2008	$1,600	$1,600

Freddie Mac
2.500% due 11/24/2008	1,600	1,594

		3,194

REPURCHASE AGREEMENTS 52.3%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	10,700	10,700
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $10,928. Repurchase proceeds are $10,700.)

JPMorgan Chase Bank N.A.
2.000% due 10/01/2008	33,800	33,800
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.817% due 09/10/2009 valued at $34,508. Repurchase proceeds are $33,802.)

Morgan Stanley
1.900% due 10/01/2008 (a)	990	990
(Dated 09/10/2008. Collateralized by Wells Fargo Capital XIII 7.700% due 12/29/2049 valued at $906. Repurchase proceeds are $990.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	1,060	1,060
(Dated 09/30/2008. Collateralized by Freddie Mac 5.125% due 12/29/2008 valued at $1,085. Repurchase proceeds are $1,060.)

		46,550

U.S. TREASURY BILLS 0.6%
1.014% due 10/16/2008 (b)	500	500

Total Short-Term Instruments (Cost $50,244)		50,244

PURCHASED OPTIONS (e) 0.1%
(Cost $51)		66

Total Investments 144.8% (Cost $129,147)		$128,861

Written Options (f) (0.0%)
(Premiums $20)		(30)

Other Assets and Liabilities (Net) (44.8%)		(39,859)

Net Assets 100.0%		$88,972

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at September 30, 2008.
(b)	Securities with an aggregate market value of $500 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

198	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(c)	Cash of $402 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	55	$53
90-Day Eurodollar December Futures	Long	12/2008	12	(8)
90-Day Eurodollar December Futures	Long	12/2009	6	(1)
90-Day Eurodollar March Futures	Long	03/2010	7	6
Euro-Bobl December Futures	Long	12/2008	41	43
U.S. Treasury 5-Year Note December Futures	Short	12/2008	142	59
U.S. Treasury 10-Year Note December Futures	Long	12/2008	11	(19)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	33	28
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	8	2
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	7	(24)

				$139

(d)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc. 6.500% due 09/15/2018	(0.930%)	09/20/2018	JPM	0.707%	$500	$(9)	$0	$(9)
Alcoa, Inc. 5.870% due 02/23/2022	(1.510%)	03/20/2019	BOA	0.286%	1,700	0	0	0
Caterpillar Financial Services Corp. 6.250% due 01/15/2012	(0.700%)	09/20/2018	BCLY	1.276%	1,800	76	0	76
COX Communications, Inc. 6.800% due 08/01/2028	(0.690%)	09/20/2013	JPM	0.849%	1,000	6	0	6
Ingersoll-Rand Co. 9.000% due 08/15/2021	(0.400%)	09/20/2013	BCLY	0.350%	1,200	(3)	0	(3)
John Deere Capital Corp. 6.000% due 02/15/2009	(0.700%)	09/20/2018	BCLY	1.290%	1,800	78	0	78
Kroger Co. 6.400% due 08/15/2017	(0.775%)	09/20/2017	DUB	0.675%	500	(4)	0	(4)
Progress Energy, Inc. 5.625% due 01/15/2016	(0.425%)	09/20/2013	BCLY	0.473%	400	1	0	1
Sara Lee Corp. 6.125% due 11/01/2032	(0.640%)	09/20/2013	BNP	0.578%	1,200	(3)	0	(3)
Wyeth 5.500% due 03/15/2013	(0.390%)	09/20/2013	BCLY	0.338%	1,000	(2)	0	(2)

						$140	$0	$140

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BOA		$8,700	$(51)	$18	$(69)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	DUB		700	(4)	(1)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		4,300	(164)	(149)	(15)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		8,300	(316)	(276)	(40)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		1,800	(69)	(48)	(21)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,800	(68)	(48)	(20)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,000	(45)	(70)	25
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(18)	(8)	(10)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI	GBP	1,500	3	(19)	22
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		1,400	3	(20)	23
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		400	(5)	(8)	3

							$(734)	$(629)	$(105)

(e)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	35	$1	$0
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	134	2	2

				$3	$2

See Accompanying Notes	Semiannual Report	September 30, 2008	199

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	11/20/2009	$2,100	$20	$29

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$94.602	02/13/2009	$1,000	$24	$35
Call - OTC Fannie Mae 6.000% due 11/01/2038	107.094	11/06/2008	1,000	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	68.094	10/07/2008	3,000	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	71.031	10/07/2008	2,000	0	0
Put - OTC Fannie Mae 5.000% due 11/01/2038	72.000	11/06/2008	8,000	1	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	71.094	10/07/2008	15,000	2	0
Put - OTC Ginnie Mae 5.000% due 10/01/2038	76.000	10/15/2008	1,000	0	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	82.000	11/12/2008	1,000	0	0
Put - OTC Ginnie Mae 6.000% due 12/01/2038	81.094	12/11/2008	3,000	1	0

				$28	$35

(f)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	2	$1	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.800%	11/20/2009	$700	$19	$28

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 06/30/2008	0	$0	$0
Sales	2	700	20
Closing Buys	0	0	0
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2008	2	$700	$20

(g)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (4)
Fannie Mae	6.000%	10/01/2038	$1,000	$1,013	$1,012
General Motors Corp.	7.125%	07/15/2013	700	381	334
Ginnie Mae	5.500%	10/01/2038	2,000	2,004	1,999
U.S. Treasury Notes	3.125%	08/31/2013	2,000	2,015	2,049
U.S. Treasury Notes	3.375%	07/31/2013	900	912	917
U.S. Treasury Notes	4.000%	08/15/2018	10,000	10,472	10,196
Wells Fargo Capital XIII	7.700%	12/29/2049	1,000	940	874

				$17,737	$17,381

(4)	Market value includes $80 of interest payable on short sales.

(h)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	DUB	310	07/2009	$0	$(3)	$(3)
Buy		HSBC	97	07/2009	0	(1)	(1)
Sell	EUR	BCLY	108	10/2008	6	0	6
Buy		CITI	142	10/2008	0	0	0
Sell		CITI	142	10/2008	0	(1)	(1)
Sell		UBS	34	10/2008	2	0	2

200	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	BCLY	21	10/2008	$0	$(1)	$(1)
Sell		BCLY	19	10/2008	1	0	1
Buy	JPY	DUB	3,953	10/2008	1	0	1
Buy	RUB	HSBC	9,760	11/2008	0	(22)	(22)

					$10	$(28)	$(18)

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$120,568	$8,293	$128,861
Short Sales, at value	0	(17,301)	0	(17,301)
Other Financial Instruments ++	139	(13)	(12)	114

Total	$139	$103,254	$8,281	$111,674

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at Inception Date 06/30/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$8,008	$0	$0	$285	$0	$8,293
Other Financial Instruments ++	0	0	0	0	0	(12)	(12)

Total	$0	$8,008	$0	$0	$285	$(12)	$8,281

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	201

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Class A
09/30/2008+	$10.81	$0.19	$(0.89)	$(0.70)	$(0.19)	$0.00
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.28	0.44	0.72	(0.23)	(0.03)
Class C
09/30/2008+	10.81	0.15	(0.89)	(0.74)	(0.15)	0.00
03/31/2008	10.79	0.37	1.07	1.44	(0.39)	(1.03)
03/31/2007	10.46	0.36	0.58	0.94	(0.36)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.22	0.43	0.65	(0.16)	(0.03)

Diversified Income Fund
Class A
09/30/2008+	$10.71	$0.27	$(1.07)	$(0.80)	$(0.30)	$0.00
03/31/2008	11.13	0.59	(0.37)	0.22	(0.62)	(0.02)
03/31/2007	11.01	0.55	0.30	0.85	(0.58)	(0.15)
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.27	0.88	1.15	(0.30)	(0.01)
Class B
09/30/2008+	10.71	0.24	(1.08)	(0.84)	(0.26)	0.00
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)
Class C
09/30/2008+	10.71	0.24	(1.08)	(0.84)	(0.26)	0.00
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)

Emerging Local Bond Fund
Class A
09/30/2008+	$9.87	$0.28	$(0.92)	$(0.64)	$(0.27)	$0.00
07/31/2007 - 03/31/2008	10.27	0.36	0.47	0.83	(0.50)	(0.73)
Class C
09/30/2008+	9.87	0.24	(0.92)	(0.68)	(0.23)	0.00
07/31/2007 - 03/31/2008	10.27	0.34	0.43	0.77	(0.44)	(0.73)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.
(d)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(e)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.55%.

202	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.19)	$9.92	(6.57)%	$433,578	1.25	%*	1.25	%*	3.59	%*	36%
0.00	(1.50)	10.81	14.64	330,005	1.25		1.25		4.14		31
0.00	(0.69)	10.79	10.01	136,279	1.25		1.25		4.15		11
0.00	(0.26)	10.46	7.26	47,798	1.25	*(e)	1.25	*(e)	3.19	*	6

0.00	(0.15)	9.92	(6.93)	152,550	2.00	*	2.00	*	2.84	*	36
0.00	(1.42)	10.81	13.79	123,509	2.00		2.00		3.41		31
0.00	(0.61)	10.79	9.18	47,433	2.00		2.00		3.40		11
0.00	(0.19)	10.46	6.59	8,646	2.00	*(e)	2.00	*(e)	2.56	*	6

$0.00	$(0.30)	$9.61	(7.67)%	$103,486	1.16	%*	1.15	%*	5.21	%*	141%
0.00	(0.64)	10.71	2.10	106,904	1.23		1.15		5.40		234
0.00	(0.73)	11.13	7.99	125,360	1.15		1.15		5.02		190
0.00	(0.66)	11.01	7.50	80,231	1.15	(e)	1.15	(e)	4.86		128
0.00	(0.56)	10.87	5.54	48,046	1.17	(d)	1.17	(d)	4.50		44
0.00	(0.31)	10.84	11.66	25,013	1.20	*(b)	1.20	*(b)	3.94	*	33

0.00	(0.26)	9.61	(8.02)	32,901	1.91	*	1.90	*	4.46	*	141
0.00	(0.56)	10.71	1.34	42,975	1.98		1.90		4.65		234
0.00	(0.65)	11.13	7.19	50,739	1.90		1.90		4.30		190
0.00	(0.58)	11.01	6.71	27,058	1.90		1.90		4.13		128
0.00	(0.48)	10.87	4.76	16,127	1.92	(d)	1.92	(d)	3.76		44
0.00	(0.26)	10.84	11.14	4,819	1.95	*(c)	1.95	*(c)	3.28	*	33

0.00	(0.26)	9.61	(8.02)	77,378	1.91	*	1.90	*	4.46	*	141
0.00	(0.56)	10.71	1.34	103,481	1.98		1.90		4.64		234
0.00	(0.65)	11.13	7.19	118,882	1.90		1.90		4.28		190
0.00	(0.58)	11.01	6.71	91,600	1.90		1.90		4.12		128
0.00	(0.48)	10.87	4.76	42,756	1.92	(d)	1.92	(d)	3.78		44
0.00	(0.26)	10.84	11.12	22,192	1.95	*(c)	1.95	*(c)	3.22	*	33

$0.00	$(0.27)	$8.96	(6.69)%	$21,656	1.35	%*	1.35	%*	5.68	%*	20%
0.00	(1.23)	9.87	8.31	15,899	1.31	*	1.31	*	5.44	*	67

0.00	(0.23)	8.96	(7.04)	5,794	2.10	*	2.10	*	4.95	*	20
0.00	(1.17)	9.87	7.70	4,541	2.04	*	2.04	*	5.14	*	67

Semiannual Report	September 30, 2008	203

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Emerging Markets Bond Fund
Class A
09/30/2008+	$10.68	$0.27	$(1.18)	$(0.91)	$(0.32)	$0.00
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)
03/31/2004	10.05	0.44	1.82	2.26	(0.50)	(1.08)
Class B
09/30/2008+	10.68	0.23	(1.18)	(0.95)	(0.28)	0.00
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)
Class C
09/30/2008+	10.68	0.23	(1.18)	(0.95)	(0.28)	0.00
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

204	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.32)	$9.45	(8.72)%	$272,266	1.26	%*	1.25	%*	5.18	%*	91%
0.00	(0.94)	10.68	4.57	312,295	1.25		1.25		5.12		148
0.00	(1.12)	11.13	10.32	316,226	1.25		1.25		4.87		238
0.00	(0.91)	11.14	14.26	346,060	1.25		1.25		4.95		280
0.00	(0.85)	10.58	6.75	264,866	1.25		1.25		3.85		415
0.00	(1.58)	10.73	23.34	258,444	1.25		1.25		4.08		461

0.00	(0.28)	9.45	(9.06)	50,328	2.01	*	2.00	*	4.43	*	91
0.00	(0.86)	10.68	3.80	60,532	2.00		2.00		4.37		148
0.00	(1.04)	11.13	9.51	72,503	2.00		2.00		4.12		238
0.00	(0.83)	11.14	13.41	82,186	2.00		2.00		4.20		280
0.00	(0.77)	10.58	5.95	70,635	2.00		2.00		3.09		415
0.00	(1.49)	10.73	22.43	72,425	2.00		2.00		3.39		461

0.00	(0.28)	9.45	(9.06)	96,599	2.01	*	2.00	*	4.43	*	91
0.00	(0.86)	10.68	3.80	113,544	2.00		2.00		4.37		148
0.00	(1.04)	11.13	9.51	142,391	2.00		2.00		4.13		238
0.00	(0.83)	11.14	13.41	176,096	2.00		2.00		4.20		280
0.00	(0.77)	10.58	5.96	141,260	2.00		2.00		3.09		415
0.00	(1.49)	10.73	22.42	142,161	2.00		2.00		3.33		461

Semiannual Report	September 30, 2008	205

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Floating Income Fund
Class A
09/30/2008+	$9.05	$0.22	$(0.66)	$(0.44)	$(0.23)	$0.00
03/31/2008	10.55	0.51	(1.27)	(0.76)	(0.60)	(0.12)
03/31/2007	10.39	0.48	0.33	0.81	(0.60)	(0.05)
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.15	0.20	0.35	(0.18)	0.00
Class C
09/30/2008+	9.05	0.20	(0.65)	(0.45)	(0.22)	0.00
03/31/2008	10.55	0.48	(1.27)	(0.79)	(0.57)	(0.12)
03/31/2007	10.39	0.45	0.33	0.78	(0.57)	(0.05)
03/31/2006	10.17	0.35	0.31	0.66	(0.41)	(0.03)
09/30/2004 - 03/31/2005	10.06	0.10	0.14	0.24	(0.13)	0.00

Foreign Bond Fund (Unhedged)
Class A
09/30/2008+	$11.54	$0.24	$(1.96)	$(1.72)	$(0.21)	$0.00
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)
03/31/2007	9.90	0.34	0.35	0.69	(0.31)	(0.07)
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00
07/30/2004 - 03/31/2005	9.96	0.13	0.96	1.09	(0.11)	(0.11)
Class C
09/30/2008+	11.54	0.20	(1.96)	(1.76)	(0.17)	0.00
03/31/2008	10.21	0.29	1.64	1.93	(0.27)	(0.33)
03/31/2007	9.90	0.26	0.35	0.61	(0.23)	(0.07)
03/31/2006	10.83	0.22	(0.96)	(0.74)	0.00	0.00
07/30/2004 - 03/31/2005	9.96	0.08	0.96	1.04	(0.06)	(0.11)

Foreign Bond Fund (U.S. Dollar-Hedged)
Class A
09/30/2008+	$10.39	$0.21	$(0.78)	$(0.57)	$(0.17)	$0.00
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)
Class B
09/30/2008+	10.39	0.18	(0.78)	(0.60)	(0.14)	0.00
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)
Class C
09/30/2008+	10.39	0.18	(0.78)	(0.60)	(0.14)	0.00
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

206	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.23)	$8.38	(5.01)%	$96,602	1.06	%*	0.95	%*	4.76	%*	128%
(0.02)	(0.74)	9.05	(7.64)	129,885	0.96		0.95		5.05		111
0.00	(0.65)	10.55	8.04	321,462	0.95		0.95		4.57		138
0.00	(0.47)	10.39	6.99	241,828	0.95		0.95		3.64		83
0.00	(0.18)	10.17	3.56	178,925	0.95	*	0.95	*	2.23	*	18

0.00	(0.22)	8.38	(5.15)	48,754	1.36	*	1.25	*	4.46	*	128
(0.02)	(0.71)	9.05	(7.92)	65,669	1.26		1.25		4.76		111
0.00	(0.62)	10.55	7.73	124,175	1.25		1.25		4.28		138
0.00	(0.44)	10.39	6.67	68,747	1.25		1.25		3.39		83
0.00	(0.13)	10.17	2.44	29,102	1.25	*	1.25	*	2.01	*	18

$0.00	$(0.21)	$9.61	(15.05)%	$218,667	1.27	%*	0.95	%*	4.38	%*	356%
0.00	(0.68)	11.54	20.47	310,635	1.23		0.95		3.52		798
0.00	(0.38)	10.21	7.00	282,563	0.95		0.95		3.34		644
(0.22)	(0.27)	9.90	(6.15)	214,079	0.95		0.95		2.94		480
0.00	(0.22)	10.83	10.98	184,720	0.95	*(b)	0.95	*(b)	1.80	*	344

0.00	(0.17)	9.61	(15.37)	74,529	2.02	*	1.70	*	3.63	*	356
0.00	(0.60)	11.54	19.58	108,807	1.97		1.70		2.77		798
0.00	(0.30)	10.21	6.21	99,356	1.70		1.70		2.60		644
(0.19)	(0.19)	9.90	(6.86)	81,574	1.70		1.70		2.18		480
0.00	(0.17)	10.83	10.47	81,609	1.70	*(c)	1.70	*(c)	1.06	*	344

$0.00	$(0.17)	$9.65	(5.50)%	$255,450	1.24	%*	0.95	%*	4.20	%*	398%
0.00	(0.33)	10.39	5.51	245,275	1.32		0.95		3.44		969
(0.02)	(0.50)	10.17	3.58	258,371	0.95		0.95		3.11		653
0.00	(0.61)	10.30	3.35	302,226	0.95		0.95		2.95		571
0.00	(0.54)	10.56	5.59	282,335	0.95		0.95		2.44		477
0.00	(0.49)	10.52	3.00	245,270	0.96		0.95		2.84		711

0.00	(0.14)	9.65	(5.86)	15,486	1.99	*	1.70	*	3.45	*	398
0.00	(0.25)	10.39	4.73	19,960	2.05		1.70		2.68		969
(0.02)	(0.42)	10.17	2.81	27,875	1.70		1.70		2.36		653
0.00	(0.53)	10.30	2.58	40,661	1.70		1.70		2.19		571
0.00	(0.46)	10.56	4.80	48,615	1.70		1.70		1.70		477
0.00	(0.41)	10.52	2.22	54,588	1.71		1.70		2.10		711

0.00	(0.14)	9.65	(5.86)	49,593	1.99	*	1.70	*	3.46	*	398
0.00	(0.25)	10.39	4.73	51,548	2.06		1.70		2.69		969
(0.02)	(0.42)	10.17	2.81	63,894	1.70		1.70		2.36		653
0.00	(0.53)	10.30	2.58	90,269	1.70		1.70		2.19		571
0.00	(0.46)	10.56	4.80	92,793	1.70		1.70		1.70		477
0.00	(0.41)	10.52	2.22	110,838	1.71		1.70		2.09		711

(b)	If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 0.96%.
(c)	If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 1.71%.

Semiannual Report	September 30, 2008	207

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Global Bond Fund (U.S. Dollar-Hedged)
Class A
09/30/2008+	$9.92	$0.21	$(0.80)	$(0.59)	$(0.18)	$0.00
03/31/2008	9.61	0.35	0.28	0.63	(0.32)	0.00
03/31/2007	9.66	0.31	0.06	0.37	(0.28)	(0.14)
03/31/2006	10.00	0.30	0.00	0.30	(0.27)	(0.37)
03/31/2005	10.03	0.23	0.21	0.44	(0.20)	(0.27)
03/31/2004	10.10	0.25	0.10	0.35	(0.25)	(0.17)
Class B
09/30/2008+	9.92	0.17	(0.79)	(0.62)	(0.15)	0.00
03/31/2008	9.61	0.28	0.28	0.56	(0.25)	0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)
Class C
09/30/2008+	9.92	0.17	(0.79)	(0.62)	(0.15)	0.00
03/31/2008	9.61	0.28	0.28	0.56	(0.25)	0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

208	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.18)	$9.15	(5.98)%	$19,873	1.40	%*	0.95	%*	4.35	%*	262%
0.00	(0.32)	9.92	6.70	19,966	1.38		0.95		3.63		775
0.00	(0.42)	9.61	3.91	18,725	0.95		0.95		3.16		581
0.00	(0.64)	9.66	2.99	21,185	0.95		0.95		2.99		372
0.00	(0.47)	10.00	4.47	23,686	0.95		0.95		2.30		245
0.00	(0.42)	10.03	3.57	26,272	0.96		0.95		2.57		577

0.00	(0.15)	9.15	(6.34)	5,132	2.15	*	1.70	*	3.57	*	262
0.00	(0.25)	9.92	5.91	6,539	2.15		1.70		2.87		775
0.00	(0.35)	9.61	3.14	6,917	1.70		1.70		2.41		581
0.00	(0.56)	9.66	2.23	8,224	1.70		1.70		2.23		372
0.00	(0.40)	10.00	3.69	10,297	1.70		1.70		1.56		245
0.00	(0.34)	10.03	2.79	12,916	1.71		1.70		1.83		577

0.00	(0.15)	9.15	(6.34)	14,905	2.15	*	1.70	*	3.60	*	262
0.00	(0.25)	9.92	5.91	16,109	2.16		1.70		2.87		775
0.00	(0.35)	9.61	3.14	16,140	1.70		1.70		2.41		581
0.00	(0.56)	9.66	2.22	18,835	1.70		1.70		2.24		372
0.00	(0.40)	10.00	3.69	17,563	1.70		1.70		1.56		245
0.00	(0.34)	10.03	2.79	19,194	1.71		1.70		1.82		577

Semiannual Report	September 30, 2008	209

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

GNMA Fund
Class A
09/30/2008+	$11.37	$0.22	$(0.13)	$0.09	$(0.23)	$0.00
03/31/2008	11.11	0.52	0.33	0.85	(0.52)	(0.07)
03/31/2007	10.90	0.49	0.21	0.70	(0.49)	0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)
03/31/2004	11.05	0.10	0.31	0.41	(0.25)	(0.12)
Class B
09/30/2008+	11.37	0.18	(0.13)	0.05	(0.19)	0.00
03/31/2008	11.11	0.44	0.33	0.77	(0.44)	(0.07)
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00
03/31/2006	11.01	0.30	(0.08)	0.22	(0.33)	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)
Class C
09/30/2008+	11.37	0.18	(0.13)	0.05	(0.19)	0.00
03/31/2008	11.11	0.44	0.33	0.77	(0.44)	(0.07)
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00
03/31/2006	11.01	0.29	(0.07)	0.22	(0.33)	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

210	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.23)	$11.23	0.79%	$199,528	1.00	%*	0.90	%*	3.91	%*	722%
0.00	(0.59)	11.37	7.94	114,188	1.33		0.90		4.69		839
0.00	(0.49)	11.11	6.59	76,983	1.45		0.90		4.48		1,009
0.00	(0.41)	10.90	2.74	64,165	0.90		0.90		3.43		1,069
0.00	(0.33)	11.01	2.31	71,610	0.90		0.90		1.80		1,209
0.00	(0.37)	11.09	3.75	77,650	0.92		0.90		0.94		1,409

0.00	(0.19)	11.23	0.41	28,676	1.75	*	1.65	*	3.19	*	722
0.00	(0.51)	11.37	7.14	29,853	2.07		1.65		3.98		839
0.00	(0.41)	11.11	5.80	31,447	2.19		1.65		3.73		1,009
0.00	(0.33)	10.90	1.97	36,678	1.66		1.65		2.68		1,069
0.00	(0.25)	11.01	1.55	45,546	1.65		1.65		1.04		1,209
0.00	(0.29)	11.09	2.98	54,895	1.67		1.65		0.18		1,409

0.00	(0.19)	11.23	0.41	48,757	1.75	*	1.65	*	3.17	*	722
0.00	(0.51)	11.37	7.14	36,035	2.07		1.65		3.96		839
0.00	(0.41)	11.11	5.80	31,535	2.19		1.65		3.73		1,009
0.00	(0.33)	10.90	1.98	36,587	1.66		1.65		2.67		1,069
0.00	(0.25)	11.01	1.55	49,158	1.65		1.65		1.03		1,209
0.00	(0.29)	11.09	2.99	62,603	1.67		1.65		0.20		1,409

Semiannual Report	September 30, 2008	211

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

High Yield Fund
Class A
09/30/2008+	$9.20	$0.32	$(1.29)	$(0.97)	$(0.33)	$0.00
03/31/2008	9.94	0.65	(0.71)	(0.06)	(0.67)	(0.01)
03/31/2007	9.77	0.65	0.18	0.83	(0.65)	(0.01)
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00
Class B
09/30/2008+	9.20	0.29	(1.29)	(1.00)	(0.30)	0.00
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)
03/31/2007	9.77	0.58	0.17	0.75	(0.57)	(0.01)
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00
Class C
09/30/2008+	9.20	0.29	(1.29)	(1.00)	(0.30)	0.00
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)
03/31/2007	9.77	0.57	0.18	0.75	(0.57)	(0.01)
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00

Income Fund
Class A
09/30/2008+	$9.92	$0.30	$(0.70)	$(0.40)	$(0.28)	$0.00
03/31/2008	10.00	0.53	(0.08)	0.45	(0.53)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Class C
09/30/2008+	9.92	0.26	(0.70)	(0.44)	(0.24)	0.00
03/31/2008	10.00	0.46	(0.08)	0.38	(0.46)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.89%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.74%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.47%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.22%.

212	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.33)	$7.90	(10.85)%	$687,875	0.90	%*	0.90	%*	7.04	%*	148%
0.00	(0.68)	9.20	(0.71)	746,475	0.91		0.90		6.73		187
0.00	(0.66)	9.94	8.76	811,521	0.90		0.90		6.65		75
0.00	(0.68)	9.77	7.95	983,662	0.90		0.90		6.83		105
0.00	(0.64)	9.70	6.87	996,147	0.90		0.90		6.49		62
0.00	(0.65)	9.69	16.62	1,252,991	0.90		0.90		6.76		105

0.00	(0.30)	7.90	(11.19)	196,284	1.65	*	1.65	*	6.29	*	148
0.00	(0.61)	9.20	(1.44)	277,780	1.66		1.65		5.99		187
0.00	(0.58)	9.94	7.96	413,598	1.65		1.65		5.90		75
0.00	(0.60)	9.77	7.14	504,772	1.65		1.65		6.05		105
0.00	(0.56)	9.70	6.08	646,112	1.65		1.65		5.73		62
0.00	(0.58)	9.69	15.76	771,174	1.65		1.65		6.02		105

0.00	(0.30)	7.90	(11.19)	390,969	1.65	*	1.65	*	6.29	*	148
0.00	(0.61)	9.20	(1.44)	490,422	1.66		1.65		5.99		187
0.00	(0.58)	9.94	7.95	651,392	1.65		1.65		5.90		75
0.00	(0.60)	9.77	7.14	734,019	1.65		1.65		6.05		105
0.00	(0.56)	9.70	6.08	909,031	1.65		1.65		5.74		62
0.00	(0.58)	9.69	15.76	1,159,797	1.65		1.65		6.01		105

$0.00	$(0.28)	$9.24	(4.13)%	$4,317	1.42	%*(f)	0.85	%*(c)	6.25	%*	96%
0.00	(0.53)	9.92	4.65	2,008	1.84	(b)	0.85	(c)	5.26		276
0.00	0.00	10.00	0.00	10	0.85	*	0.85	*	(0.85	)*	0

0.00	(0.24)	9.24	(4.49)	2,359	2.17	*(g)	1.60	*(e)	5.47	*	96
0.00	(0.46)	9.92	3.87	1,484	2.69	(d)	1.60	(e)	4.62		276
0.00	0.00	10.00	0.00	10	1.60	*	1.60	*	(1.60	)*	0

Semiannual Report	September 30, 2008	213

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Investment Grade Corporate Bond Fund
Class A
09/30/2008+	$10.44	$0.22	$(0.88)	$(0.66)	$(0.23)	$0.00
03/31/2008	10.37	0.49	0.10	0.59	(0.49)	(0.03)
03/31/2007	10.17	0.46	0.22	0.68	(0.46)	(0.02)
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.25	0.12	0.37	(0.26)	(0.20)
Class C
09/30/2008+	10.44	0.18	(0.88)	(0.70)	(0.19)	0.00
03/31/2008	10.37	0.41	0.11	0.52	(0.42)	(0.03)
03/31/2007	10.17	0.38	0.22	0.60	(0.38)	(0.02)
03/31/2006	10.38	0.34	(0.19)	0.15	(0.35)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.20	0.12	0.32	(0.21)	(0.20)

Long-Term U.S. Government Fund
Class A
09/30/2008+	$11.30	$0.21	$(0.62)	$(0.41)	$(0.21)	$0.00
03/31/2008	10.66	0.48	0.63	1.11	(0.47)	0.00
03/31/2007	10.48	0.47	0.19	0.66	(0.47)	(0.01)
03/31/2006	10.77	0.38	(0.28)	0.10	(0.38)	(0.01)
03/31/2005	11.35	0.30	(0.22)	0.08	(0.31)	(0.35)
03/31/2004	11.12	0.36	0.46	0.82	(0.37)	(0.22)
Class B
09/30/2008+	11.30	0.17	(0.62)	(0.45)	(0.17)	0.00
03/31/2008	10.66	0.40	0.64	1.04	(0.40)	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)
Class C
09/30/2008+	11.30	0.17	(0.62)	(0.45)	(0.17)	0.00
03/31/2008	10.66	0.40	0.63	1.03	(0.39)	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

214	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.23)	$9.55	(6.46)%	$32,133	0.91	%*	0.90	%*	4.32	%*	199%
0.00	(0.52)	10.44	5.92	33,922	0.97		0.90		4.70		115
0.00	(0.48)	10.37	6.83	27,922	0.90		0.90		4.44		98
0.00	(0.44)	10.17	2.17	16,345	0.90		0.90		4.05		168
0.00	(0.46)	10.38	3.49	2,599	0.90	*	0.90	*	3.63	*	57

0.00	(0.19)	9.55	(6.80)	11,231	1.66	*	1.65	*	3.55	*	199
0.00	(0.45)	10.44	5.14	9,060	1.72		1.65		3.95		115
0.00	(0.40)	10.37	6.03	6,493	1.65		1.65		3.69		98
0.00	(0.36)	10.17	1.40	6,204	1.65		1.65		3.29		168
0.00	(0.41)	10.38	2.95	1,385	1.65	*	1.65	*	2.82	*	57

$0.00	$(0.21)	$10.68	(3.64)%	$211,965	0.895	%*	0.875	%*	3.85	%*	123%
0.00	(0.47)	11.30	10.78	233,321	0.875		0.875		4.43		291
0.00	(0.48)	10.66	6.41	179,750	0.875		0.875		4.45		971
0.00	(0.39)	10.48	0.79	140,369	0.89	(b)	0.89	(b)	3.41		788
0.00	(0.66)	10.77	0.77	124,471	0.90		0.90		2.76		321
0.00	(0.59)	11.35	7.69	138,097	0.91		0.90		3.21		588

0.00	(0.17)	10.68	(4.00)	26,296	1.645	*	1.625	*	3.10	*	123
0.00	(0.40)	11.30	9.97	32,425	1.625		1.625		3.73		291
0.00	(0.40)	10.66	5.62	36,900	1.625		1.625		3.71		971
0.00	(0.30)	10.48	0.04	45,638	1.64	(b)	1.64	(b)	2.61		788
0.00	(0.57)	10.77	0.02	60,124	1.65		1.65		2.02		321
0.00	(0.51)	11.35	6.89	83,819	1.66		1.65		2.47		588

0.00	(0.17)	10.68	(4.00)	54,823	1.645	*	1.625	*	3.10	*	123
0.00	(0.39)	11.30	9.96	52,461	1.625		1.625		3.67		291
0.00	(0.40)	10.66	5.62	39,482	1.625		1.625		3.71		971
0.00	(0.30)	10.48	0.04	38,108	1.64	(b)	1.64	(b)	2.63		788
0.00	(0.57)	10.77	0.02	41,824	1.65		1.65		2.02		321
0.00	(0.51)	11.35	6.89	49,262	1.66		1.65		2.47		588

Semiannual Report	September 30, 2008	215

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Low Duration Fund
Class A
09/30/2008+	$10.14	$0.19	$(0.62)	$(0.43)	$(0.19)	$0.00
03/31/2008	9.95	0.43	0.26	0.69	(0.43)	(0.07)
03/31/2007	9.90	0.41	0.06	0.47	(0.42)	0.00
03/31/2006	10.11	0.31	(0.15)	0.16	(0.33)	(0.04)
03/31/2005	10.31	0.16	(0.12)	0.04	(0.18)	(0.06)
03/31/2004	10.33	0.16	0.07	0.23	(0.20)	(0.05)
Class B
09/30/2008+	10.14	0.15	(0.61)	(0.46)	(0.16)	0.00
03/31/2008	9.95	0.35	0.27	0.62	(0.36)	(0.07)
03/31/2007	9.90	0.34	0.06	0.40	(0.35)	0.00
03/31/2006	10.11	0.24	(0.16)	0.08	(0.25)	(0.04)
03/31/2005	10.31	0.09	(0.13)	(0.04)	(0.10)	(0.06)
03/31/2004	10.33	0.08	0.08	0.16	(0.13)	(0.05)
Class C
09/30/2008+	10.14	0.17	(0.62)	(0.45)	(0.17)	0.00
03/31/2008	9.95	0.38	0.26	0.64	(0.38)	(0.07)
03/31/2007	9.90	0.36	0.06	0.42	(0.37)	0.00
03/31/2006	10.11	0.26	(0.15)	0.11	(0.28)	(0.04)
03/31/2005	10.31	0.11	(0.12)	(0.01)	(0.13)	(0.06)
03/31/2004	10.33	0.11	0.07	0.18	(0.15)	(0.05)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.

216	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.19)	$9.52	(4.28)%	$1,685,815	0.86	%*	0.85	%*	3.80	%*	126%
0.00	(0.50)	10.14	7.19	1,614,909	0.85		0.85		4.24		141
0.00	(0.42)	9.95	4.86	1,164,861	0.85		0.85		4.16		73
0.00	(0.37)	9.90	1.56	1,493,640	0.88	(b)	0.88	(b)	3.13		68
0.00	(0.24)	10.11	0.43	1,904,647	0.90		0.90		1.61		278
0.00	(0.25)	10.31	2.26	2,093,152	0.90		0.90		1.53		247

0.00	(0.16)	9.52	(4.64)	128,953	1.61	*	1.60	*	3.06	*	126
0.00	(0.43)	10.14	6.40	162,843	1.60		1.60		3.54		141
0.00	(0.35)	9.95	4.08	208,559	1.60		1.60		3.40		73
0.00	(0.29)	9.90	0.80	305,913	1.63	(b)	1.63	(b)	2.35		68
0.00	(0.16)	10.11	(0.32)	450,456	1.65		1.65		0.86		278
0.00	(0.18)	10.31	1.50	558,429	1.65		1.65		0.78		247

0.00	(0.17)	9.52	(4.52)	363,154	1.36	*	1.35	*	3.31	*	126
0.00	(0.45)	10.14	6.66	387,133	1.35		1.35		3.78		141
0.00	(0.37)	9.95	4.34	417,945	1.35		1.35		3.65		73
0.00	(0.32)	9.90	1.05	607,046	1.38	(b)	1.38	(b)	2.60		68
0.00	(0.19)	10.11	(0.07)	935,536	1.40		1.40		1.10		278
0.00	(0.20)	10.31	1.75	1,251,266	1.40		1.40		1.03		247

Semiannual Report	September 30, 2008	217

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Money Market Fund
Class A
09/30/2008+	$1.00	$0.01	$0.00	$0.01	$(0.01)	$0.00
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
Class B
09/30/2008+	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2007	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
Class C
09/30/2008+	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00

Mortgage-Backed Securities Fund
Class A
09/30/2008+	$10.88	$0.27	$(0.39)	$(0.12)	$(0.26)	$0.00
03/31/2008	10.72	0.50	0.22	0.72	(0.49)	(0.07)
03/31/2007	10.47	0.47	0.25	0.72	(0.47)	0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)
Class B
09/30/2008+	10.88	0.23	(0.39)	(0.16)	(0.22)	0.00
03/31/2008	10.72	0.42	0.22	0.64	(0.41)	(0.07)
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)
Class C
09/30/2008+	10.88	0.23	(0.39)	(0.16)	(0.22)	0.00
03/31/2008	10.72	0.42	0.22	0.64	(0.41)	(0.07)
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2004, the advisory fee was reduced to 0.12%.
(c)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.

218	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.01)	$1.00	1.05%	$150,994	0.57	%*	0.57	%*	2.09	%*	N/A
0.00	(0.04)	1.00	4.43	108,430	0.57		0.57		4.28		N/A
0.00	(0.05)	1.00	4.77	75,947	0.57		0.57		4.69		N/A
0.00	(0.03)	1.00	3.22	64,212	0.57		0.57		3.10		N/A
0.00	(0.01)	1.00	1.12	95,033	0.62	(b)(c)	0.62	(b)(c)	1.08		N/A
0.00	0.00	1.00	0.48	71,204	0.65		0.65		0.47		N/A

0.00	(0.01)	1.00	0.60	56,745	1.47	*	1.47	*	1.22	*	N/A
0.00	(0.03)	1.00	3.50	56,818	1.47		1.47		3.40		N/A
0.00	(0.04)	1.00	4.38	49,405	0.95	(d)	0.95	(d)	4.33		N/A
0.00	(0.03)	1.00	2.83	40,366	0.95	(d)	0.95	(d)	2.75		N/A
0.00	(0.01)	1.00	0.71	57,408	1.03	(b)(e)	1.03	(b)(e)	0.64		N/A
0.00	0.00	1.00	0.05	57,215	1.08	(f)	1.08	(f)	0.05		N/A

0.00	(0.01)	1.00	1.05	91,271	0.57	*	0.57	*	2.10	*	N/A
0.00	(0.04)	1.00	4.44	71,946	0.57		0.57		4.30		N/A
0.00	(0.05)	1.00	4.78	59,031	0.57		0.57		4.70		N/A
0.00	(0.03)	1.00	3.22	57,589	0.57		0.57		3.10		N/A
0.00	(0.01)	1.00	1.12	92,016	0.62	(b)(c)	0.62	(b)(c)	1.01		N/A
0.00	0.00	1.00	0.48	85,956	0.65		0.65		0.47		N/A

$0.00	$(0.26)	$10.50	(1.10)%	$65,168	1.65	%*	0.90	%*	5.09	%*	503%
0.00	(0.56)	10.88	6.93	55,202	1.56		0.90		4.65		630
0.00	(0.47)	10.72	7.08	42,395	0.90		0.90		4.46		780
0.00	(0.39)	10.47	2.24	35,258	0.90		0.90		3.51		711
0.00	(0.50)	10.62	2.68	30,797	0.90		0.90		2.16		824
0.00	(0.39)	10.83	4.48	31,673	0.95		0.90		1.36		993

0.00	(0.22)	10.50	(1.47)	12,906	2.37	*	1.65	*	4.30	*	503
0.00	(0.48)	10.88	6.14	15,544	2.29		1.65		3.92		630
0.00	(0.39)	10.72	6.29	16,404	1.65		1.65		3.72		780
0.00	(0.31)	10.47	1.48	14,970	1.65		1.65		2.74		711
0.00	(0.42)	10.62	1.91	17,104	1.65		1.65		1.40		824
0.00	(0.31)	10.83	3.69	18,755	1.70		1.65		0.63		993

0.00	(0.22)	10.50	(1.48)	28,934	2.38	*	1.65	*	4.32	*	503
0.00	(0.48)	10.88	6.14	29,365	2.29		1.65		3.91		630
0.00	(0.39)	10.72	6.28	28,454	1.65		1.65		3.72		780
0.00	(0.31)	10.47	1.48	22,129	1.65		1.65		2.75		711
0.00	(0.42)	10.62	1.91	23,596	1.65		1.65		1.41		824
0.00	(0.31)	10.83	3.70	26,661	1.70		1.65		0.57		993

(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net would have been 1.47%.
(e)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.52%.
(f)	If the administrator did not waive the administrative fees, and a portion of servicing and distribution fees, the ratio of expense to average net assets would have been 1.55%.

Semiannual Report	September 30, 2008	219

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short-Term Fund
Class A
09/30/2008+	$9.81	$0.17	$(0.16)	$0.01	$(0.17)	$0.00
03/31/2008	9.96	0.45	(0.12)	0.33	(0.45)	(0.03)
03/31/2007	9.98	0.44	0.00	0.44	(0.43)	(0.03)
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00
03/31/2005	10.07	0.13	(0.02)	0.11	(0.14)	(0.03)
03/31/2004	10.04	0.11	0.06	0.17	(0.13)	(0.01)
Class B
09/30/2008+	9.81	0.14	(0.17)	(0.03)	(0.13)	0.00
03/31/2008	9.96	0.38	(0.13)	0.25	(0.37)	(0.03)
03/31/2007	9.98	0.37	0.00	0.37	(0.36)	(0.03)
03/31/2006	10.01	0.23	(0.02)	0.21	(0.24)	0.00
03/31/2005	10.07	0.06	(0.03)	0.03	(0.06)	(0.03)
03/31/2004	10.04	0.03	0.06	0.09	(0.05)	(0.01)
Class C
09/30/2008+	9.81	0.16	(0.16)	0.00	(0.16)	0.00
03/31/2008	9.96	0.42	(0.12)	0.30	(0.42)	(0.03)
03/31/2007	9.98	0.41	0.00	0.41	(0.40)	(0.03)
03/31/2006	10.01	0.28	(0.02)	0.26	(0.29)	0.00
03/31/2005	10.07	0.10	(0.02)	0.08	(0.11)	(0.03)
03/31/2004	10.04	0.08	0.06	0.14	(0.10)	(0.01)

Unconstrained Bond Fund
Class A
06/30/2008 - 09/30/2008+	$10.00	$0.04	$(0.08)	$(0.04)	$(0.04)	$0.00
Class C
07/31/2008 - 09/30/2008+	9.89	0.01	0.04	0.05	(0.02)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	PIMCO and Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 fees.
(c)	Effective October 1, 2007, the administrative fee was reduced by 0.05% to an annual rate of 0.30%.

220	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.17)	$9.65	0.09%	$315,839	0.84	%*	0.80	%*	3.49	%*	208%
0.00	(0.48)	9.81	3.34	201,097	0.84	(c)	0.83	(c)	4.52		191
0.00	(0.46)	9.96	4.51	259,410	0.75	(b)	0.75	(b)	4.42		187
0.00	(0.32)	9.98	2.91	315,399	0.75	(b)	0.75	(b)	3.07		230
0.00	(0.17)	10.01	1.10	521,189	0.85	(b)	0.85	(b)	1.32		356
0.00	(0.14)	10.07	1.64	801,886	0.90		0.90		1.08		268

0.00	(0.13)	9.65	(0.28)	7,995	1.59	*	1.55	*	2.80	*	208
0.00	(0.40)	9.81	2.57	9,485	1.59	(c)	1.58	(c)	3.78		191
0.00	(0.39)	9.96	3.73	14,144	1.50	(b)	1.50	(b)	3.66		187
0.00	(0.24)	9.98	2.13	19,070	1.50	(b)	1.50	(b)	2.30		230
0.00	(0.09)	10.01	0.35	32,842	1.60	(b)	1.60	(b)	0.60		356
0.00	(0.06)	10.07	0.89	32,626	1.65		1.65		0.31		268

0.00	(0.16)	9.65	(0.06)	98,346	1.14	*	1.10	*	3.24	*	208
0.00	(0.45)	9.81	3.03	100,746	1.14	(c)	1.13	(c)	4.22		191
0.00	(0.43)	9.96	4.19	121,666	1.05	(b)	1.05	(b)	4.11		187
0.00	(0.29)	9.98	2.60	173,897	1.05	(b)	1.05	(b)	2.77		230
0.00	(0.14)	10.01	0.80	265,718	1.15	(b)	1.15	(b)	1.02		356
0.00	(0.11)	10.07	1.34	393,059	1.20		1.20		0.77		268

$0.00	$(0.04)	$9.92	(0.38)%	$6,142	1.30	%*	1.30	%*	1.47	%*	340%

0.00	(0.02)	9.92	(0.54)	627	2.05	*	2.05	*	0.85	*	340

Semiannual Report	September 30, 2008	221

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund

Assets:
Investments, at value	$5,130,226	$2,465,653	$1,917,348	$3,045,367	$703,350
Repurchase agreements, at value	311,579	135,287	49,537	99,960	54,730
Cash	68,173	122,609	84,727	173,520	5,287
Deposits with counterparty	2,362	19,661	478	13,285	5,346
Foreign currency, at value	15,198	36,189	11,621	3,590	10,495
Receivable for investments sold	182,413	308,151	9,505	281,762	138,187
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0
Receivable for Fund shares sold	5,899	1,617	543	4,698	386
Interest and dividends receivable	56,504	36,382	42,993	48,097	7,891
Variation margin receivable	575	618	103	0	505
Swap premiums paid	2,780	8,577	6,711	4,324	12,808
Unrealized appreciation on foreign currency contracts	235,799	26,544	98,037	25,568	16,990
Unrealized appreciation on swap agreements	5,749	17,395	10,248	14,043	7,046
Other assets	0	1,680	0	1,619	622
	6,017,257	3,180,363	2,231,851	3,715,833	963,643

Liabilities:
Payable for the reverse repurchase agreements	$0	$127,005	$0	$156,087	$83,117
Payable for investments purchased	324,815	740,021	66,415	405,377	90,292
Payable for investments purchased on a delayed-delivery basis	0	2,771	0	1,847	0
Payable for short sales	19,041	0	5,324	78,215	46,129
Payable for Fund shares redeemed	31,881	48,504	728	7,244	1,926
Dividends payable	1,716	1,119	384	3,463	388
Written options outstanding	0	3,327	0	1,313	316
Accrued investment advisory fee	2,139	823	733	1,103	174
Accrued administrative fee	2,058	580	819	1,056	168
Accrued distribution fee	102	72	7	107	13
Accrued servicing fee	261	51	7	125	38
Variation margin payable	1,223	10,579	129	10,232	3,990
Recoupment payable to Manager	5	0	4	0	0
Swap premiums received	4,437	19,029	6,993	9,408	3,279
Unrealized depreciation on foreign currency contracts	345,803	14,960	107,699	16,365	24,071
Unrealized depreciation on swap agreements	30,653	74,821	18,809	66,529	41,199
Other liabilities	12,503	2	654	158	203
	776,637	1,043,664	208,705	758,629	295,303

Net Assets	$5,240,620	$2,136,699	$2,023,146	$2,957,204	$668,340

Net Assets Consist of:
Paid in capital	$5,611,579	$2,454,286	$2,202,385	$3,286,398	$1,158,662
Undistributed (overdistributed) net investment income	(713)	(35,300)	(36,858)	(15,443)	(57,479)
Accumulated undistributed net realized gain (loss)	127,379	18,867	(19,444)	(7,933)	(333,483)
Net unrealized (depreciation)	(497,625)	(301,154)	(122,937)	(305,818)	(99,360)
	$5,240,620	$2,136,699	$2,023,146	$2,957,204	$668,340

Net Assets:
Class A	$433,578	$103,486	$21,656	$272,266	$96,602
Class B	0	32,901	0	50,328	0
Class C	152,550	77,378	5,794	96,599	48,754
Other Classes	4,654,492	1,922,934	1,995,696	2,538,011	522,984

Shares Issued and Outstanding:
Class A	43,692	10,771	2,417	28,813	11,522
Class B	0	3,425	0	5,326	0
Class C	15,372	8,054	647	10,223	5,815

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$9.92	$9.61	$8.96	$9.45	$8.38
Class B	NA	9.61	NA	9.45	NA
Class C	9.92	9.61	8.96	9.45	8.38

Cost of Investments Owned	$5,487,423	$2,714,430	$2,017,843	$3,313,072	$765,377
Cost of Repurchase Agreements Owned	$311,579	$135,287	$49,537	$99,960	$54,730
Cost of Foreign Currency Held	$15,107	$37,999	$12,339	$4,019	$11,302
Proceeds Received on Short Sales	$19,042	$0	$5,326	$77,852	$45,876
Premiums Received on Written Options	$0	$3,081	$0	$734	$386

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

222	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Income Fund	Investment Grade Corporate Bond Fund

$4,844,812	$5,473,797	$539,199	$1,321,547	$7,697,996	$422,226	$1,676,674
27,752	157,026	21,800	58,000	15,160	13,500	281,419
28,673	339,715	4,038	3,754	150,075	0	120,449
22,368	29,254	3,068	1,272	19,999	128	15,286
2,732	18,496	808	0	24,028	87	10,385
1,584,176	2,024,648	110,487	1,824,188	701,869	34,989	298,516
146,543	227,276	12,943	3,620	0	0	0
5,863	6,527	778	16,113	10,442	996	925
48,929	49,788	4,652	2,940	144,576	3,031	19,099
2,594	6,497	40	0	707	0	1,968
16,374	14,744	1,185	605	18,465	1,587	1,856
56,453	37,915	2,635	0	31,870	0	1,308
88,427	86,524	6,489	4,500	18,440	3,017	4,948
0	297	0	0	0	8	1,040
6,875,696	8,472,504	708,122	3,236,539	8,833,627	479,569	2,433,873

$485,714	$420,429	$62,681	$106,084	$50,058	$109,151	$0
1,616,979	2,018,191	158,472	2,059,164	2,011,297	98	700,232
1,438,209	1,506,742	124,000	0	0	0	0
370,354	1,042,300	72,736	410,165	792	33,751	116,062
10,553	12,802	350	2,472	54,196	11	490
1,055	2,128	224	333	8,811	17	89
25,963	23,503	2,546	0	72,360	8	2,069
575	639	56	119	1,360	50	302
652	718	72	156	1,576	51	308
214	52	12	43	556	1	7
96	98	8	63	359	2	11
6,533	12,352	1,425	343	11,492	125	7,929
0	0	0	0	0	7	0
65,722	72,582	4,718	5,553	50,252	16,711	4,096
97,938	39,933	2,331	0	46,075	2	2,439
61,764	54,652	4,936	6,666	183,720	9,722	20,365
1,829	234	423	0	2,220	200	137
4,184,150	5,207,355	434,990	2,591,161	2,495,124	169,907	854,536

$2,691,546	$3,265,149	$273,132	$645,378	$6,338,503	$309,662	$1,579,337

$2,909,785	$3,487,188	$294,591	$641,609	$7,886,523	$333,933	$1,687,485
260,871	(75,001)	(6,893)	1,685	(68,664)	978	(715)
(168,218)	80,374	6,939	6,473	(138,370)	(833)	4,438
(310,892)	(227,412)	(21,505)	(4,389)	(1,340,986)	(24,416)	(111,871)
$2,691,546	$3,265,149	$273,132	$645,378	$6,338,503	$309,662	$1,579,337

$218,667	$255,450	$19,873	$199,528	$687,875	$4,317	$32,133
0	15,486	5,132	28,676	196,284	0	0
74,529	49,593	14,905	48,757	390,969	2,359	11,231
2,398,350	2,944,620	233,222	368,417	5,063,375	302,986	1,535,973

22,749	26,475	2,171	17,769	87,096	467	3,364
0	1,605	561	2,554	24,852	0	0
7,754	5,140	1,629	4,342	49,503	255	1,176

$9.61	$9.65	$9.15	$11.23	$7.90	$9.24	$9.55
NA	9.65	9.15	11.23	7.90	NA	NA
9.61	9.65	9.15	11.23	7.90	9.24	9.55

$5,126,958	$5,731,667	$561,039	$1,328,724	$8,845,157	$439,739	$1,782,697
$27,752	$157,026	$21,800	$58,000	$15,160	$13,500	$281,419
$2,821	$18,920	$838	$0	$24,786	$92	$10,600
$365,994	$1,037,769	$72,744	$414,876	$803	$33,352	$115,889
$22,810	$20,342	$2,064	$0	$46,337	$4	$1,519

Semiannual Report	September 30, 2008	223

Statements of Assets and Liabilities (Cont.)	(Unaudited) September 30, 2008

(Amounts in thousands, except per share amounts)	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund

Assets:
Investments, at value	$1,090,416	$10,834,013	$312,471	$2,011,380	$4,291,682	$82,311
Repurchase agreements, at value	67,074	389,763	151,858	0	350,794	46,550
Cash	22,632	807,007	46,529	8,876	79,663	10,800
Deposits with counterparty	11,958	61,237	0	2,620	28,990	402
Foreign currency, at value	0	36,565	0	0	17,045	338
Receivable for investments sold	107,703	1,159,091	0	1,872,483	1,310,564	20,513
Receivable for investments sold on a delayed-delivery basis	0	0	0	6,398	0	0
Receivable for Fund shares sold	3,999	27,468	4,095	1,910	15,972	3,630
Interest and dividends receivable	8,178	63,821	68	5,767	20,202	201
Variation margin receivable	7,969	5,866	0	0	24	263
Swap premiums paid	391	39,360	0	2,516	9,011	18
Unrealized appreciation on foreign currency contracts	0	22,716	0	0	12,177	10
Unrealized appreciation on swap agreements	7,279	18,352	0	5,350	4,419	234
Other assets	0	6,161	0	0	1	6
	1,327,599	13,471,420	515,021	3,917,300	6,140,544	165,276

Liabilities:
Payable for the reverse repurchase agreements	$76,147	$502,356	$0	$585,155	$0	$0
Payable for investments purchased	9,013	1,267,578	0	1,927,765	1,130,775	57,884
Payable for investments purchased on a delayed-delivery basis	48,144	0	0	0	8,051	0
Payable for short sales	106,667	963,640	0	519,536	308,111	17,381
Payable for Fund shares redeemed	11,846	47,662	5,305	3,115	11,888	30
Dividends payable	344	4,120	41	398	655	6
Written options outstanding	2,091	15,325	0	0	0	30
Accrued investment advisory fee	188	2,141	45	173	913	28
Accrued administrative fee	244	1,879	107	206	767	15
Accrued distribution fee	102	318	28	55	397	0
Accrued servicing fee	58	558	27	55	99	1
Variation margin payable	19,774	39,444	0	0	16,233	43
Swap premiums received	949	12,475	0	8,478	6,691	647
Unrealized depreciation on foreign currency contracts	0	37,021	0	0	16,828	28
Unrealized depreciation on swap agreements	1,899	176,119	0	7,908	36,778	199
Other liabilities	821	0	0	2,310	748	12
	278,287	3,070,636	5,553	3,055,154	1,538,934	76,304

Net Assets	$1,049,312	$10,400,784	$509,468	$862,146	$4,601,610	$88,972

Net Assets Consist of:
Paid in capital	$1,099,671	$11,266,958	$509,501	$883,485	$4,772,783	$89,001
Undistributed (overdistributed) net investment income	281	(14,349)	72	1,263	3,458	6
Accumulated undistributed net realized gain (loss)	7,797	(63,851)	(105)	542	(17,359)	(316)
Net unrealized appreciation (depreciation)	(58,437)	(787,974)	0	(23,144)	(157,272)	281
	$1,049,312	$10,400,784	$509,468	$862,146	$4,601,610	$88,972

Net Assets:
Class A	$211,965	$1,685,815	$150,994	$65,168	$315,839	$6,142
Class B	26,296	128,953	56,745	12,906	7,995	0
Class C	54,823	363,154	91,271	28,934	98,346	627
Other Classes	756,228	8,222,862	210,458	755,138	4,179,430	82,203

Shares Issued and Outstanding:
Class A	19,844	177,159	151,007	6,208	32,745	619
Class B	2,462	13,551	56,751	1,230	829	0
Class C	5,133	38,163	91,280	2,757	10,196	63

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.68	$9.52	$1.00	$10.50	$9.65	$9.92
Class B	10.68	9.52	1.00	10.50	9.65	NA
Class C	10.68	9.52	1.00	10.50	9.65	9.92

Cost of Investments Owned	$1,151,047	$11,549,538	$312,471	$2,038,046	$4,431,631	$82,597
Cost of Repurchase Agreements Owned	$67,074	$389,763	$151,858	$0	$350,794	$46,550
Cost of Foreign Currency Held	$0	$37,941	$0	$0	$15,499	$345
Proceeds Received on Short Sales	$106,023	$965,567	$0	$525,964	$305,976	$17,737
Premiums Received on Written Options	$2,517	$17,317	$0	$0	$0	$20

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

224	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund

Investment Income:
Interest, net of foreign taxes*	$147,574	$75,644	$67,954	$103,954	$40,504
Dividends	0	0	0	10	112
Miscellaneous income	36	26	39	8	11
Total Income	147,610	75,670	67,993	103,972	40,627

Expenses:
Investment advisory fees	13,714	5,372	4,321	7,345	2,116
Administrative fees	13,160	3,766	4,828	7,028	1,929
Distribution fees - Class B	0	148	0	218	0
Distribution fees - Class C	569	354	20	416	90
Servicing fees - Class A	546	133	25	392	155
Servicing fees - Class B	0	49	0	73	0
Servicing fees - Class C	190	118	7	139	75
Distribution and/or servicing fees - Other Classes	912	41	36	264	46
Trustees’ fees	3	2	1	2	1
Interest expense	48	122	38	102	679
Miscellaneous expense	18	5	7	6	4
Total Expenses	29,160	10,110	9,283	15,985	5,095

Net Investment Income	118,450	65,560	58,710	87,987	35,532

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(22,351)	(18,111)	(5,605)	4,214	(35,901)
Net realized (loss) on futures contracts, written options and swaps	(26,390)	(5,541)	(11,523)	(19,522)	(158,971)
Net realized gain on foreign currency transactions	201,338	12,266	3,972	103	11,536
Net change in unrealized (depreciation) on investments	(289,729)	(211,758)	(156,385)	(311,335)	(6,480)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(14,570)	(25,867)	(671)	(43,726)	162,513
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(383,707)	5,728	(23,114)	1,811	(10,139)
Net (Loss)	(535,409)	(243,283)	(193,326)	(368,455)	(37,442)

Net (Decrease) in Net Assets Resulting from Operations	$(416,959)	$(177,723)	$(134,616)	$(280,468)	$(1,910)

* Foreign tax withholdings	$0	$1	$304	$0	$3

Semiannual Report	September 30, 2008	225

Statements of Operations  (Cont.)

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Income Fund

Investment Income:
Interest, net of foreign taxes*	$89,835	$79,179	$7,708	$12,707	$275,179	$11,716
Dividends	0	161	43	0	3,877	15
Miscellaneous income	27	3	0	3	38	3
Total Income	89,862	79,343	7,751	12,710	279,094	11,734

Expenses:
Investment advisory fees	3,955	3,636	338	644	8,777	381
Administrative fees	4,509	4,122	438	841	10,229	310
Distribution fees - Class B	0	68	22	106	938	0
Distribution fees - Class C	359	192	62	146	1,743	9
Servicing fees - Class A	352	316	26	169	985	4
Servicing fees - Class B	0	23	7	35	313	0
Servicing fees - Class C	120	64	21	49	581	3
Distribution and/or servicing fees - Other Classes	1,366	269	0	74	1,638	1
Trustees’ fees	2	2	0	0	5	0
Interest expense	5,153	4,168	602	261	58	871
Miscellaneous expense	7	5	0	1	15	8
Total Expenses	15,823	12,865	1,516	2,326	25,282	1,587
Reimbursement by Manager	0	0	0	0	0	(76)
Net Expenses	15,823	12,865	1,516	2,326	25,282	1,511

Net Investment Income	74,039	66,478	6,235	10,384	253,812	10,223

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(31,198)	(429)	(3,893)	444	(22,662)	(1,395)
Net realized gain (loss) on futures contracts, written options and swaps	(3,041)	(18,089)	946	4,058	(35,990)	1,167
Net realized gain (loss) on foreign currency transactions	(95,661)	86,449	10,335	0	16,643	(7)
Net change in unrealized appreciation (depreciation) on investments	(405,619)	(389,639)	(34,440)	(7,811)	(979,755)	(16,997)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(6,469)	14,695	(327)	(2,500)	3,090	(5,033)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(27,176)	65,027	4,471	0	(20,248)	0
Net (Loss)	(569,164)	(241,986)	(22,908)	(5,809)	(1,038,922)	(22,265)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(495,125)	$(175,508)	$(16,673)	$4,575	$(785,110)	$(12,042)

* Foreign tax withholdings	$48	$149	$13	$0	$13	$0

(1)	Period From June 30, 2008 to September 30, 2008.

226	PIMCO Funds	See Accompanying Notes

Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund (1)

$16,983	$28,234	$248,150	$6,059	$29,062	$92,428	$223
86	0	5,051	0	96	79	0
4	0	118	0	3	44	0
17,073	28,234	253,319	6,059	29,161	92,551	223

831	1,353	13,574	272	1,093	5,284	40
871	1,723	11,899	630	1,301	4,424	21
0	108	555	202	53	32	0
40	193	959	0	110	148	0
44	266	2,138	55	75	305	1
0	36	185	67	18	11	0
13	64	479	36	37	123	0
10	157	1,311	5	417	2,287	1
0	1	7	0	1	2	0
9	118	598	6	3,161	838	0
1	3	22	1	1	9	0
1,819	4,022	31,727	1,274	6,267	13,463	63
0	0	0	0	0	0	0
1,819	4,022	31,727	1,274	6,267	13,463	63

15,254	24,212	221,592	4,785	22,894	79,088	160

3,370	2,861	26,857	(106)	(7,041)	(23,084)	(130)

(15)	3,998	119,720	0	5,257	35,421	(186)
1,155	0	48,138	0	0	17,486	0

(105,884)	(65,367)	(543,619)	0	(25,634)	(105,489)	144

(4,985)	(18,314)	(305,436)	0	(3,768)	11,762	165

(1,825)	0	(31,976)	0	0	(15,523)	(28)
(108,184)	(76,822)	(686,316)	(106)	(31,186)	(79,427)	(35)

$(92,930)	$(52,610)	$(464,724)	$4,679	$(8,292)	$(339)	$125

$4	$0	$0	$0	$0	$0	$0

Semiannual Report	September 30, 2008	227

Statements of Changes in Net Assets

	Developing Local Markets Fund		Diversified Income Fund		Emerging Local Bond Fund		Emerging Markets Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$118,450	$197,451	$65,560	$153,717	$58,710	$99,683	$87,987	$138,725
Net realized gain (loss)	152,597	324,252	(11,386)	19,764	(13,156)	49,381	(15,205)	90,978
Net change in unrealized appreciation (depreciation)	(688,006)	88,755	(231,897)	(114,025)	(180,170)	47,426	(353,250)	(109,852)
Net increase (decrease) resulting from operations	(416,959)	610,458	(177,723)	59,456	(134,616)	196,490	(280,468)	119,851

Distributions to Shareholders:
From net investment income
Class A	(7,807)	(8,468)	(3,014)	(6,752)	(532)	(119)	(9,647)	(16,795)
Class B	0	0	(966)	(2,497)	0	0	(1,575)	(3,176)
Class C	(2,145)	(2,766)	(2,307)	(5,802)	(128)	(71)	(2,997)	(6,042)
Other Classes	(107,843)	(186,433)	(64,504)	(147,905)	(55,724)	(104,899)	(90,860)	(124,997)
From net realized capital gains
Class A	0	(20,274)	0	(229)	0	(147)	0	(8,921)
Class B	0	0	0	(99)	0	0	0	(1,901)
Class C	1	(8,593)	0	(231)	0	(206)	0	(3,536)
Other Classes	0	(359,373)	0	(4,985)	0	(89,004)	0	(65,732)
Tax basis return of capital
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(117,794)	(585,907)	(70,791)	(168,500)	(56,384)	(194,446)	(105,079)	(231,100)

Fund Share Transactions:
Receipts for shares sold
Class A	281,008	247,748	26,506	35,492	9,894	16,623	51,830	93,088
Class B	0	0	1,090	11,611	0	0	2,955	5,742
Class C	67,584	86,500	7,409	27,582	2,642	4,967	10,913	21,682
Other Classes	1,640,533	2,622,925	189,267	750,452	608,371	2,051,687	425,928	1,581,250
Issued as reinvestment of distributions
Class A	5,313	21,476	1,962	4,673	470	222	6,797	18,390
Class B	0	0	617	1,564	0	0	1,197	3,967
Class C	1,509	8,229	1,619	4,371	112	265	2,211	7,196
Other Classes	99,554	510,001	58,969	140,275	54,211	193,681	73,585	153,012
Cost of shares redeemed
Class A	(135,986)	(73,401)	(20,315)	(53,782)	(2,432)	(700)	(62,183)	(102,700)
Class B	0	0	(7,880)	(18,944)	0	0	(7,609)	(18,969)
Class C	(24,904)	(17,429)	(25,853)	(42,739)	(913)	(480)	(17,163)	(52,439)
Other Classes	(1,469,711)	(1,518,805)	(247,713)	(838,749)	(161,048)	(1,187,901)	(451,912)	(815,618)
Net increase (decrease) resulting from Fund share transactions	464,900	1,887,244	(14,322)	21,806	511,307	1,078,364	36,549	894,601

Fund Redemption Fee	287	81	34	22	6	11	26	48

Total Increase (Decrease) in Net Assets	(69,566)	1,911,876	(262,802)	(87,216)	320,313	1,080,419	(348,972)	783,400

Net Assets:
Beginning of period	5,310,186	3,398,310	2,399,501	2,486,717	1,702,833	622,414	3,306,176	2,522,776
End of period*	$5,240,620	$5,310,186	$2,136,699	$2,399,501	$2,023,146	$1,702,833	$2,957,204	$3,306,176

* Including undistributed (overdistributed) net investment income of:	$(713)	$(1,368)	$(35,300)	$(30,069)	$(36,858)	$(39,184)	$(15,443)	$1,649

228	PIMCO Funds	See Accompanying Notes

Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (U.S. Dollar-Hedged)		GNMA Fund

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$35,532	$219,298	$74,039	$103,521	$66,478	$95,994	$6,235	$8,293	$10,384	$15,891
(183,336)	(106,187)	(129,900)	327,918	67,931	(19,583)	7,388	(3,911)	4,502	8,543

145,894	(323,328)	(439,264)	123,505	(309,917)	64,085	(30,296)	9,354	(10,311)	2,676

(1,910)	(210,217)	(495,125)	554,944	(175,508)	140,496	(16,673)	13,736	4,575	27,110

(3,158)	(16,161)	(5,452)	(8,966)	(4,325)	(7,863)	(401)	(575)	(2,732)	(4,212)
0	0	0	0	(240)	(574)	(90)	(156)	(467)	(1,187)
(1,438)	(6,232)	(1,492)	(2,369)	(687)	(1,406)	(252)	(390)	(638)	(1,252)
(33,555)	(237,966)	(59,136)	(87,045)	(49,958)	(80,979)	(4,750)	(6,520)	(6,814)	(9,160)

0	(2,825)	0	(8,156)	0	0	0	0	0	(639)
0	0	0	0	0	0	0	0	0	(198)
0	(1,151)	0	(2,697)	0	0	0	0	0	(213)
0	(45,221)	0	(82,222)	0	0	0	0	0	(1,381)

0	(400)	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	(162)	0	0	0	0	0	0	0	0
0	(5,573)	0	0	0	0	0	0	0	0

(38,151)	(315,691)	(66,080)	(191,455)	(55,210)	(90,822)	(5,493)	(7,641)	(10,651)	(18,242)

24,558	150,659	76,663	112,743	78,835	77,392	9,660	19,003	114,903	60,096
0	0	0	0	718	1,304	402	1,518	3,103	5,489
4,058	31,318	10,691	34,183	8,370	8,824	3,200	3,237	16,786	9,701
382,905	2,031,524	864,402	1,813,467	1,055,744	988,710	42,864	82,668	150,958	132,393

1,976	13,235	3,900	12,971	3,367	6,150	233	401	1,936	3,933
0	0	0	0	179	428	67	116	303	928
1,069	5,938	1,020	3,581	521	1,116	189	297	451	1,076
32,382	284,482	53,649	145,648	39,082	63,055	3,803	5,446	6,383	9,816

(51,856)	(318,253)	(123,574)	(130,510)	(52,966)	(101,392)	(8,293)	(18,687)	(29,845)	(29,187)
0	0	0	0	(4,106)	(10,046)	(1,420)	(2,172)	(4,213)	(8,694)
(18,160)	(80,770)	(29,368)	(39,467)	(7,077)	(23,363)	(3,288)	(4,008)	(4,037)	(7,040)
(1,429,095)	(5,014,551)	(830,818)	(1,437,239)	(407,838)	(847,452)	(18,295)	(34,006)	(41,732)	(37,233)

(1,052,163)	(2,896,418)	26,565	515,377	714,829	164,726	29,122	53,813	214,996	141,278

1	20	378	142	46	74	9	6	0	0

(1,092,223)	(3,422,306)	(534,262)	879,008	484,157	214,474	6,965	59,914	208,920	150,146

1,760,563	5,182,869	3,225,808	2,346,800	2,780,992	2,566,518	266,167	206,253	436,458	286,312
$668,340	$1,760,563	$2,691,546	$3,225,808	$3,265,149	$2,780,992	$273,132	$266,167	$645,378	$436,458

$(57,479)	$(54,860)	$260,871	$252,912	$(75,001)	$86,269	$(6,893)	$(7,635)	$1,685	$1,952

Semiannual Report	September 30, 2008	229

Statements of Changes in Net Assets  (Cont.)

	High Yield Fund		Income Fund		Investment Grade Corporate Bond Fund		Long - Term U.S. Government Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$253,812	$489,899	$10,223	$6,705	$15,254	$3,948	$24,212	$69,684
Net realized gain (loss)	(42,009)	48,963	(235)	(240)	4,510	383	6,859	93,066
Net change in unrealized appreciation (depreciation)	(996,913)	(563,522)	(22,030)	(2,384)	(112,694)	507	(83,681)	15,504
Net increase (decrease) resulting from operations	(785,110)	(24,660)	(12,042)	4,081	(92,930)	4,838	(52,610)	178,254

Distributions to Shareholders:
From net investment income
Class A	(29,031)	(53,335)	(85)	(47)	(782)	(1,436)	(4,078)	(8,869)
Class B	(8,258)	(21,535)	0	0	0	0	(442)	(1,239)
Class C	(15,371)	(35,632)	(60)	(30)	(197)	(305)	(796)	(1,569)
Other Classes	(212,645)	(396,954)	(9,289)	(6,805)	(14,591)	(2,287)	(18,761)	(57,679)
From net realized capital gains
Class A	0	(467)	0	0	0	(92)	0	(23)
Class B	0	(201)	0	0	0	0	0	(4)
Class C	0	(341)	0	0	0	(23)	0	(5)
Other Classes	0	(3,537)	0	0	0	(140)	0	(118)

Total Distributions	(265,305)	(512,002)	(9,434)	(6,882)	(15,570)	(4,283)	(24,077)	(69,506)

Fund Share Transactions:
Receipts for shares sold
Class A	177,328	243,272	3,466	2,179	8,094	15,969	65,274	119,550
Class B	4,390	13,033	0	0	0	0	2,049	5,037
Class C	36,915	44,332	2,116	1,822	4,652	4,520	14,516	21,808
Other Classes	1,366,668	2,546,752	31,979	271,112	1,587,022	18,617	162,559	1,707,162
Issued as reinvestment of distributions
Class A	20,934	38,259	48	31	532	1,018	3,140	6,555
Class B	4,441	11,481	0	0	0	0	311	878
Class C	9,117	21,823	35	24	120	207	450	969
Other Classes	177,526	337,294	9,271	6,753	14,348	2,082	17,590	55,108
Cost of shares redeemed
Class A	(140,936)	(287,344)	(977)	(198)	(7,366)	(11,142)	(76,806)	(84,883)
Class B	(56,934)	(134,069)	0	0	0	0	(6,813)	(12,222)
Class C	(79,576)	(183,401)	(1,091)	(365)	(1,620)	(2,235)	(9,551)	(12,409)
Other Classes	(890,823)	(2,821,077)	(7,389)	(9,935)	(15,635)	(5,560)	(768,031)	(1,448,492)
Net increase (decrease) resulting from Fund share transactions	629,050	(169,645)	37,458	271,423	1,590,147	23,476	(595,312)	359,061

Fund Redemption Fee	246	383	1	1	11	1	71	124

Total Increase (Decrease) in Net Assets	(421,119)	(705,924)	15,983	268,623	1,481,658	24,032	(671,928)	467,933

Net Assets:
Beginning of period	6,759,622	7,465,546	293,679	25,056	97,679	73,647	1,721,240	1,253,307
End of period*	$6,338,503	$6,759,622	$309,662	$293,679	$1,579,337	$97,679	$1,049,312	$1,721,240
* Including undistributed (overdistributed) net investment income of:	$(68,664)	$(57,171)	$978	$189	$(715)	$(399)	$281	$146

230	PIMCO Funds	See Accompanying Notes

Low Duration Fund		Money Market Fund		Mortgage-Backed Securities Fund		Short-Term Fund		Unconstrained Bond Fund

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Period from June 30, 2008 to September 30, 2008 (Unaudited)

$221,592	$469,819	$4,785	$16,709	$22,894	$29,183	$79,088	$191,974	$160
194,715	158,071	(106)	59	(1,784)	13,242	29,823	(1,495)	(316)

(881,031)	106,243	0	0	(29,402)	1,615	(109,250)	(50,485)	281

(464,724)	734,133	4,679	16,768	(8,292)	44,040	(339)	139,994	125

(32,880)	(54,587)	(1,151)	(3,720)	(1,475)	(2,167)	(4,184)	(9,948)	(4)
(2,292)	(6,600)	(322)	(1,734)	(288)	(632)	(115)	(446)	0
(6,421)	(14,733)	(741)	(2,669)	(606)	(1,077)	(1,564)	(4,562)	0
(182,134)	(400,004)	(2,520)	(8,644)	(19,662)	(25,058)	(71,609)	(176,760)	(150)

0	(9,539)	0	0	0	(298)	0	(688)	0
0	(1,279)	0	0	0	(99)	0	(34)	0
0	(2,739)	0	0	0	(172)	0	(325)	0
0	(63,897)	0	0	0	(3,444)	0	(11,689)	0

(223,727)	(553,378)	(4,734)	(16,767)	(22,031)	(32,947)	(77,472)	(204,452)	(154)

621,513	803,124	110,848	129,298	23,693	28,270	192,036	77,987	6,159
2,083	8,211	23,410	44,226	306	2,683	1,462	3,083	0
52,889	77,761	52,049	79,950	3,213	7,591	17,454	15,670	637
2,274,765	4,165,451	226,316	175,626	311,914	464,181	1,758,055	3,331,228	85,662

25,613	52,800	1,055	3,323	1,064	1,955	3,116	7,549	2
1,619	5,509	269	1,434	215	550	77	321	0
4,279	11,813	686	2,468	340	713	1,002	3,154	0
168,270	431,933	2,391	7,926	17,777	26,616	69,086	178,452	137

(466,166)	(426,776)	(69,326)	(100,139)	(12,511)	(18,132)	(75,329)	(140,482)	0
(28,768)	(62,842)	(23,745)	(38,247)	(2,655)	(4,323)	(2,895)	(7,899)	0
(57,226)	(127,255)	(33,402)	(69,502)	(2,924)	(7,779)	(19,188)	(38,177)	(10)
(2,926,847)	(4,258,637)	(243,102)	(134,891)	(360,915)	(100,315)	(1,039,352)	(3,316,420)	(3,588)

(327,976)	681,092	47,449	101,472	(20,483)	402,010	905,524	114,466	88,999

0	12	0	0	0	0	0	31	2

(1,016,427)	861,859	47,394	101,473	(50,806)	413,103	827,713	50,039	88,972

11,417,211	10,555,352	462,074	360,601	912,952	499,849	3,773,897	3,723,858	0
$10,400,784	$11,417,211	$509,468	$462,074	$862,146	$912,952	$4,601,610	$3,773,897	$88,972

$(14,349)	$(12,214)	$72	$21	$1,263	$400	$3,458	$1,842	$6

Semiannual Report	September 30, 2008	231

Statements of Cash Flows

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Income Fund	Mortgage- Backed Securities Fund

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net (decrease) in net assets resulting from operations	$(12,042)	$(8,292)

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(476,051)	(8,492,833)
Proceeds from sales of long-term securities	407,314	7,902,328
Purchases of short-term portfolio investments, net	(3,216)	53,648
Increase in deposits with counterparty	(128)	(1,720)
Increase in interest receivable	(657)	(1,667)
Increase in receivable for investments sold	(4,882)	(1,060,736)
Increase (Decrease) in payable for investments purchased	(64,092)	911,451
Increase in swap premiums received	7,378	7,719
Increase in investment advisory fee	6	8
Increase in administrative fee	6	11
Increase in distribution fee	0	3
Increase in servicing fee	1	5
Increase in recoupment payable to manager	93	0
Increase in other liability	0	1,750
Payment (Proceeds) from futures transactions	118	(431)
(Proceeds) from currency transactions	(7)	0
Payment from short sale transactions	33,860	232,945
Unrealized (depreciation) on investments	22,030	29,402
Net realized (loss) on investments	235	1,784
Net amortization on investments	(79)	(137)
Net cash used for operating activities	(90,113)	(424,762)

Cash flows received from financing activities:
Proceeds from shares sold	37,387	345,639
Payment on shares redeemed	(9,452)	(376,837)
Cash dividend paid*	(73)	(2,491)
Net borrowing of reverse repurchase agreements	62,074	461,978
Net cash received from financing activities	89,936	428,289

Net Increase (Decrease) in Cash and Foreign Currency	(177)	3,527

Cash and Foreign Currency:
Beginning of period	264	5,349
End of period	$87	$8,876

* Reinvestment of dividends	$9,354	$19,396

232	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B and C shares (the “Retail Classes”) of 18 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D, P and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to

FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(q), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Except for the Money Market Fund, for purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

The Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to

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Notes to Financial Statements  (Cont.)

Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

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(h) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

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Notes to Financial Statements  (Cont.)

(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use

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credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indicies to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements   Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

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Notes to Financial Statements  (Cont.)

(r) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period September 30, 2008, the Diversified Income Fund, Floating Income Fund, and High Yield Fund had $395,105, $187,762, and $631,470, respectively, in unfunded loan commitments outstanding.

(s) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(t) U.S. Government Agencies or Government-Sponsored Enterprises Certain Funds may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National

Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(u) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

238	PIMCO Funds

(Unaudited) September 30, 2008

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statements of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statements of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, the “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Semiannual Report	September 30, 2008	239

Notes to Financial Statements  (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class		Administrative Class		A, B and C Classes	Class D		Class P		Class R
Developing Local Markets Fund	0.45%		0.40%		0.40%		0.55%	0.55%		0.50%		N/A
Diversified Income Fund	0.45%		0.30%		0.30%		0.45%	0.45%		0.40%		N/A
Emerging Local Bond Fund	0.45%		0.50%		0.50%		0.65%	0.65%		0.60%		N/A
Emerging Markets Bond Fund	0.45%		0.40%		0.40%		0.55%	0.55%		0.50%		N/A
Floating Income Fund	0.30%		0.25%		0.25%		0.40%	0.40%		0.35%		N/A
Foreign Bond Fund (Unhedged)	0.25%		0.25%		0.25%		0.45%	0.45%	(2)	0.35%		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%		0.25%		0.45%	0.45%	(2)	0.35%		0.45%
Global Bond Fund (U.S. Dollar-Hedged)	0.25%		0.30%		0.30%		0.45%	N/A		0.40%		N/A
GNMA Fund	0.25%		0.25%		N/A		0.40%	0.40%		0.35%		N/A
High Yield Fund	0.25%		0.25%	(3)	0.25%	(3)	0.40%	0.40%		0.35%	(5)	0.40%
Income Fund	0.25%	(1)	0.20%		0.20%		0.40%	0.25%		0.30%		0.40%
Investment Grade Corporate Bond Fund	0.25%		0.25%		0.25%		0.40%	0.40%		0.35%		N/A
Long-Term U.S. Government Fund	0.225%		0.25%		0.25%		0.40%	N/A		0.35%		N/A
Low Duration Fund	0.25%		0.18%	(4)	0.18%	(4)	0.35%	0.25%		0.28%	(6)	0.35%
Money Market Fund	0.12%		0.20%		0.20%		0.35%	N/A		N/A		N/A
Mortgage-Backed Securities Fund	0.25%		0.25%		0.25%		0.40%	0.40%		0.35%		N/A
Short-Term Fund	0.25%		0.20%		0.20%		0.30%	0.25%		0.30%		0.30%
Unconstrained Bond Fund	0.60%		0.30%		N/A		0.45%	0.45%		0.40%		0.45%

(1)	PIMCO has contractually agreed (ending March 31, 2009) to waive 0.05% of the advisory fee to 0.20%.
(2)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40% per annum.
(3)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.05% to 0.30% per annum.
(4)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.21% per annum.
(5)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.05% to 0.40% per annum.
(6)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.31% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
Money Market Fund	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund	0.50%	0.25%
Money Market Fund	—	0.10%
Floating Income Fund, Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

240	PIMCO Funds

(Unaudited) September 30, 2008

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2008, AGID received $1,266,471 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees   Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Emerging Local Bond, Income, and Unconstrained Bond Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P	Class R
Emerging Local Bond Fund	0.95%	1.20%	1.31%	2.04%	1.32%	—	—
Income Fund	0.40%	0.65%	0.85%	1.60%	0.70%	—	1.10%
Unconstrained Bond Fund	0.90%	—	1.30%	2.05%	1.30%	1.00%	1.55%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Emerging Local Bond Fund	$21
Income Fund	79

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Semiannual Report	September 30, 2008	241

Notes to Financial Statements  (Cont.)

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Developing Local Markets Fund	$387,536	$0
Diversified Income Fund	39,630	13,116
Emerging Local Bond Fund	50,959	0
Emerging Markets Bond Fund	52,515	0
Floating Income Fund	13,116	162,502
Foreign Bond Fund (Unhedged)	102,472	0
Foreign Bond Fund (U.S. Dollar-Hedged)	106,161	0
High Yield Fund	5,927	0
Investment Grade Corporate Bond Fund	1,333	0
Low Duration Fund	20,398	0
Mortgage-Backed Securities Fund	16,070	0
Short-Term Fund	9,021	0

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$1,213,305	$1,041,126	$1,692,670	$1,121,087
Diversified Income Fund	3,238,727	3,193,975	353,390	337,457
Emerging Local Bond Fund	156,709	97,275	1,127,300	275,260
Emerging Markets Bond Fund	2,527,853	2,492,877	720,317	337,075
Floating Income Fund	1,291,815	1,389,570	309,616	1,215,908
Foreign Bond Fund (Unhedged)	11,084,594	11,290,024	6,550,350	5,443,867
Foreign Bond Fund (U.S. Dollar-Hedged)	12,769,229	12,437,794	6,685,174	5,485,622
Global Bond Fund (U.S. Dollar-Hedged)	705,645	590,663	606,679	483,805
GNMA Fund	7,243,330	6,761,756	100,949	3,457
High Yield Fund	9,837,000	9,326,386	2,867,049	1,604,882
Income Fund	389,956	353,663	86,095	29,236
Investment Grade Corporate Bond Fund	1,997,820	1,340,621	934,190	20,134
Long-Term U.S. Government Fund	1,314,154	1,829,227	303,709	49,062
Low Duration Fund	12,914,145	12,062,541	2,038,781	954,097
Mortgage-Backed Securities Fund	8,298,439	7,801,953	194,394	25,829
Short-Term Fund	8,143,367	7,815,267	593,954	367,491
Unconstrained Bond Fund	161,092	93,236	15,229	2,786

242	PIMCO Funds

(Unaudited) September 30, 2008

8.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
Developing Local Markets Fund	$3,597	$(360,794)	$(357,197)
Diversified Income Fund	15,359	(264,136)	(248,777)
Emerging Local Bond Fund	30,582	(131,077)	(100,495)
Emerging Markets Bond Fund	39,931	(307,636)	(267,705)
Floating Income Fund	8,825	(70,852)	(62,027)
Foreign Bond Fund (Unhedged)	50,435	(332,581)	(282,146)
Foreign Bond Fund (U.S. Dollar-Hedged)	47,985	(305,855)	(257,870)
Global Bond Fund (U.S. Dollar-Hedged)	5,098	(26,938)	(21,840)
GNMA Fund	5,876	(13,053)	(7,177)
High Yield Fund	58,734	(1,205,895)	(1,147,161)
Income Fund	2,459	(19,972)	(17,513)
Investment Grade Corporate Bond Fund	4,874	(110,897)	(106,023)
Long-Term U.S. Government Fund	11,708	(72,339)	(60,631)
Low Duration Fund	28,610	(744,135)	(715,525)
Money Market Fund	0	0	0
Mortgage-Backed Securities Fund	15,557	(42,223)	(26,666)
Short-Term Fund	25,879	(165,828)	(139,949)
Unconstrained Bond Fund	654	(940)	(286)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended September 30, 2008, the Emerging Local Bond Fund incurred $2,234 in CPMF and FTT costs.

Semiannual Report	September 30, 2008	243

Notes to Financial Statements  (Cont.)

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Diversified Income Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	25,705	$281,008	22,648	$247,748	2,538	$26,506	3,257	$35,492
Class B	0	0	0	0	104	1,090	1,061	11,611
Class C	6,181	67,584	7,857	86,500	704	7,409	2,526	27,582
Other Classes	150,596	1,640,533	239,229	2,622,925	18,006	189,267	68,219	750,452
Issued as reinvestment of distributions
Class A	495	5,313	1,998	21,476	189	1,962	431	4,673
Class B	0	0	0	0	59	617	144	1,564
Class C	141	1,509	767	8,229	156	1,619	403	4,371
Other Classes	9,248	99,554	47,300	510,001	5,679	58,969	12,932	140,275
Cost of shares redeemed
Class A	(13,041)	(135,986)	(6,742)	(73,401)	(1,941)	(20,315)	(4,967)	(53,782)
Class B	0	0	0	0	(752)	(7,880)	(1,750)	(18,944)
Class C	(2,377)	(24,904)	(1,592)	(17,429)	(2,472)	(25,853)	(3,945)	(42,739)
Other Classes	(140,151)	(1,469,711)	(135,060)	(1,518,805)	(24,013)	(247,713)	(77,621)	(838,749)
Net increase (decrease) resulting from Fund share transactions	36,797	$464,900	176,405	$1,887,244	(1,743)	$(14,322)	690	$21,806

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	7,052	$76,663	10,494	$112,743	7,785	$78,835	7,584	$77,392
Class B	0	0	0	0	71	718	128	1,304
Class C	975	10,691	3,173	34,183	825	8,370	867	8,824
Other Classes	79,325	864,402	172,049	1,813,467	104,611	1,055,744	96,722	988,710
Issued as reinvestment of distributions
Class A	369	3,900	1,236	12,971	335	3,367	604	6,150
Class B	0	0	0	0	18	179	42	428
Class C	97	1,020	341	3,581	52	521	110	1,116
Other Classes	5,086	53,649	13,843	145,648	3,893	39,082	6,196	63,055
Cost of shares redeemed
Class A	(11,595)	(123,574)	(12,489)	(130,510)	(5,262)	(52,966)	(9,982)	(101,392)
Class B	0	0	0	0	(406)	(4,106)	(990)	(10,046)
Class C	(2,748)	(29,368)	(3,818)	(39,467)	(700)	(7,077)	(2,298)	(23,363)
Other Classes	(78,128)	(830,818)	(135,156)	(1,437,239)	(40,593)	(407,838)	(83,638)	(847,452)
Net increase (decrease) resulting from Fund share transactions	433	$26,565	49,673	$515,377	70,629	$714,829	15,345	$164,726

244	PIMCO Funds

(Unaudited) September 30, 2008

Emerging Local Bond Fund				Emerging Markets Bond Fund				Floating Income Fund
Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,010	$9,894	1,659	$16,623	4,979	$51,830	8,568	$93,088	2,655	$24,558	14,501	$150,659
0	0	0	0	280	2,955	526	5,742	0	0	0	0
270	2,642	481	4,967	1,040	10,913	1,985	21,682	445	4,058	3,015	31,318
62,965	608,371	201,111	2,051,687	41,114	425,928	145,336	1,581,250	41,259	382,905	200,060	2,031,524

48	470	22	222	658	6,797	1,700	18,390	218	1,976	1,313	13,235
0	0	0	0	116	1,197	367	3,967	0	0	0	0
12	112	27	265	214	2,211	666	7,196	118	1,069	591	5,938
5,593	54,211	19,101	193,681	7,127	73,585	14,159	153,012	3,536	32,382	28,326	284,482

(252)	(2,432)	(70)	(700)	(6,054)	(62,183)	(9,453)	(102,700)	(5,708)	(51,856)	(31,928)	(318,253)
0	0	0	0	(736)	(7,609)	(1,742)	(18,969)	0	0	0	0
(95)	(913)	(48)	(480)	(1,659)	(17,163)	(4,818)	(52,439)	(2,007)	(18,160)	(8,117)	(80,770)
(16,209)	(161,048)	(112,082)	(1,187,901)	(43,585)	(451,912)	(74,523)	(815,618)	(155,407)	(1,429,095)	(504,423)	(5,014,551)

53,342	$511,307	110,201	$1,078,364	3,494	$36,549	82,771	$894,601	(114,891)	$(1,052,163)	(296,662)	$(2,896,418)

Global Bond Fund (U.S. Dollar-Hedged)				GNMA Fund				High Yield Fund
Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

993	$9,660	1,975	$19,003	10,204	$114,903	5,380	$60,096	19,386	$177,328	25,460	$243,272
42	402	154	1,518	275	3,103	496	5,489	480	4,390	1,346	13,033
328	3,200	331	3,237	1,491	16,786	869	9,701	4,018	36,915	4,612	44,332
4,443	42,864	8,447	82,668	13,409	150,958	11,849	132,393	150,941	1,366,668	266,307	2,546,752

24	233	42	401	172	1,936	352	3,933	2,359	20,934	3,990	38,259
7	67	11	116	27	303	84	928	499	4,441	1,196	11,481
20	189	31	297	40	451	96	1,076	1,026	9,117	2,274	21,823
398	3,803	563	5,446	568	6,383	879	9,816	20,025	177,526	35,184	337,294

(860)	(8,293)	(1,951)	(18,687)	(2,653)	(29,845)	(2,614)	(29,187)	(15,763)	(140,936)	(29,988)	(287,344)
(147)	(1,420)	(226)	(2,172)	(375)	(4,213)	(783)	(8,694)	(6,311)	(56,934)	(13,973)	(134,069)
(344)	(3,288)	(416)	(4,008)	(359)	(4,037)	(633)	(7,040)	(8,832)	(79,576)	(19,136)	(183,401)
(1,903)	(18,295)	(3,579)	(34,006)	(3,728)	(41,732)	(3,342)	(37,233)	(99,790)	(890,823)	(293,911)	(2,821,077)

3,001	$29,122	5,382	$53,813	19,071	$214,996	12,633	$141,278	68,038	$629,050	(16,639)	$(169,645)

Semiannual Report	September 30, 2008	245

Notes to Financial Statements  (Cont.)

	Income Fund				Investment Grade Corporate Bond Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	361	$3,466	218	$2,179	785	$8,094	1,540	$15,969
Class B	0	0	0	0	0	0	0	0
Class C	216	2,116	183	1,822	456	4,652	438	4,520
Other Classes	3,312	31,979	27,076	271,112	155,691	1,587,022	1,793	18,617
Issued as reinvestment of distributions
Class A	5	48	3	31	52	532	98	1,018
Class B	0	0	0	0	0	0	0	0
Class C	3	35	2	24	12	120	20	207
Other Classes	967	9,271	674	6,753	1,440	14,348	202	2,082
Cost of shares redeemed
Class A	(102)	(977)	(19)	(198)	(721)	(7,366)	(1,083)	(11,142)
Class B	0	0	0	0	0	0	0	0
Class C	(114)	(1,091)	(36)	(365)	(160)	(1,620)	(216)	(2,235)
Other Classes	(758)	(7,389)	(990)	(9,935)	(1,562)	(15,635)	(541)	(5,560)
Net increase (decrease) resulting from Fund share transactions	3,890	$37,458	27,111	$271,423	155,993	$1,590,147	2,251	$23,476

	Mortgage-Backed Securities Fund				Short-Term Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	2,211	$23,693	2,633	$28,270	19,632	$192,036	7,865	$77,987
Class B	29	306	251	2,683	149	1,462	311	3,083
Class C	300	3,213	706	7,591	1,784	17,454	1,580	15,670
Other Classes	29,052	311,914	43,129	464,181	179,419	1,758,055	335,681	3,331,228
Issued as reinvestment of distributions
Class A	100	1,064	182	1,955	319	3,116	761	7,549
Class B	20	215	51	550	8	77	32	321
Class C	32	340	67	713	103	1,002	318	3,154
Other Classes	1,676	17,777	2,475	26,616	7,061	69,086	18,002	178,452
Cost of shares redeemed
Class A	(1,178)	(12,511)	(1,693)	(18,132)	(7,704)	(75,329)	(14,183)	(140,482)
Class B	(248)	(2,655)	(403)	(4,323)	(295)	(2,895)	(797)	(7,899)
Class C	(275)	(2,924)	(726)	(7,779)	(1,960)	(19,188)	(3,849)	(38,177)
Other Classes	(33,512)	(360,915)	(9,346)	(100,315)	(106,121)	(1,039,352)	(335,062)	(3,316,420)
Net increase (decrease) resulting from Fund share transactions	(1,793)	$(20,483)	37,326	$402,010	92,395	$905,524	10,659	$114,466

246	PIMCO Funds

(Unaudited) September 30, 2008

Long-Term U.S. Government Fund				Low Duration Fund				Money Market Fund
Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

5,936	$65,274	10,965	$119,550	62,189	$621,513	79,429	$803,124	110,848	$110,848	129,298	$129,298
186	2,049	457	5,037	209	2,083	818	8,211	23,410	23,410	44,226	44,226
1,320	14,516	1,997	21,808	5,299	52,889	7,712	77,761	52,049	52,049	79,950	79,950
14,697	162,559	162,076	1,707,162	227,424	2,274,765	412,763	4,165,451	226,316	226,316	175,627	175,626

289	3,140	607	6,555	2,580	25,613	5,258	52,800	1,055	1,055	3,324	3,323
28	311	82	878	163	1,619	549	5,509	269	269	1,434	1,434
41	450	90	969	431	4,279	1,177	11,813	686	686	2,468	2,468
1,615	17,590	5,131	55,108	16,942	168,270	43,016	431,933	2,391	2,391	7,926	7,926

(7,024)	(76,806)	(7,796)	(84,883)	(46,836)	(466,166)	(42,562)	(426,776)	(69,326)	(69,326)	(100,139)	(100,139)
(621)	(6,813)	(1,132)	(12,222)	(2,877)	(28,768)	(6,277)	(62,842)	(23,745)	(23,745)	(38,247)	(38,247)
(870)	(9,551)	(1,150)	(12,409)	(5,737)	(57,226)	(12,734)	(127,255)	(33,402)	(33,402)	(69,503)	(69,502)
(69,626)	(768,031)	(136,645)	(1,448,492)	(292,493)	(2,926,847)	(424,550)	(4,258,637)	(243,102)	(243,102)	(134,891)	(134,891)

(54,029)	$(595,312)	34,682	$359,061	(32,706)	$(327,976)	64,599	$681,092	47,449	$47,449	101,473	$101,472

Unconstrained Bond Fund
Period from 06/30/2008 to 09/30/2008
Shares	Amount

619	$6,159
0	0
64	637
8,628	85,662

0	2
0	0
0	0
15	137

0	0
0	0
(1)	(10)
(360)	(3,588)

8,965	$88,999

Semiannual Report	September 30, 2008	247

Notes to Financial Statements  (Cont.)

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO High Yield Fund and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO High Yield Fund. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. It is possible that the plaintiff could seek reconsideration of the Judge’s ruling or appeal the Judge’s decision to a higher court. The non-agent lenders have filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. No ruling date on the motion has been set.

11.  SUBSEQUENT EVENT

On October 7, 2008, the Board of Trustees of the Trust approved the participation by PIMCO Money Market Fund (the “Fund”) in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program insures shares held by money market fund investors as of the close of business September 19, 2008 against loss in the event that a money market fund’s net asset value per share falls below $0.995. Following such

248	PIMCO Funds

(Unaudited) September 30, 2008

an occurrence by a fund participating in the Program, shareholders as of September 19, 2008 will receive $1.00 per share upon liquidation of the fund. Shares acquired by investors after September 19, 2008 are not eligible for protection under the Program, except in certain circumstances. Guarantee payments under the Program will not exceed the amount available within the U.S. Department of the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment. Currently, ESF assets are approximately $50 billion.

The Program is designed to address temporary dislocations in the credit markets. The Program will operate for an initial three month term beginning September 19, 2008. After the initial term, the Secretary of the Treasury has the option to extend the Program up to the close of business on September 18, 2009. Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a payment to the U.S. Department of the Treasury in the amount of 0.01% of the net asset value of the Fund as of September 19, 2008. This expense will be borne by the Fund. If the Program is extended, the Fund will consider whether to participate. Participation in any extensions of the Program requires additional payment by the Fund.

Semiannual Report	September 30, 2008	249

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BOA	Bank of America	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BEAR	Bear Stearns & Co., Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.
BSN	Bank of Nova Scotia	LEH	Lehman Brothers, Inc.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGCI	Dow Jones-AIG Commodity Index	LCDX	Liquid Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIGTR	Dow Jones-AIG Commodity Index Total Return	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
CDX.NA	Credit Derivatives Index - North America	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread
CDX.XO	Credit Derivatives Index - Crossover	eRAFI	enhanced Research Affiliates Fundamental Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
FFR	Federal Funds Rate	PRIBOR	Prague Interbank Offered Rate

250	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2008	251

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Funds’ Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

252	PIMCO Funds

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper

Semiannual Report	September 30, 2008	253

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in

254	PIMCO Funds

the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2008	255

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105 - 4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PNC Global Investment Servicing

P.O. Box 9688

Providence, RI 02940-9688

Note: Effective on or about October 6, 2008, Boston Financial Data Services, Inc. (BFDS) will replace PNC Global Investment Servicing (formerly PFPC) as the PIMCO Funds’ shareholder servicing agent and transfer agent. For updated information on this transition, please visit www.allianzinvestors.com/BFDS.

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 6/30/08. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your financial advisor. AZ003SA_23333

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2008

Bond Funds

Share Class

SHORT-DURATION

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

GOVERNMENT/MORTGAGE

PIMCO GNMA Fund

PIMCO Mortgage-Backed Securities Fund

INCOME

PIMCO Income Fund

CREDIT STRATEGY

PIMCO Diversified Income Fund

PIMCO High Yield Fund

PIMCO Investment Grade Corporate Bond Fund

INTERNATIONAL

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Local Bond Fund

PIMCO Developing Local Markets Fund

PIMCO Global Bond Fund (Unhedged)

ABSOLUTE RETURN

PIMCO Unconstrained Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		24
Financial Highlights		196
Statements of Assets and Liabilities		202
Statements of Operations		205
Statements of Changes in Net Assets		208
Statements of Cash Flows		212
Notes to Financial Statements		213
Glossary		226
Privacy Policy		227
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement		228

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	8	27
Diversified Income Fund	9	39
Emerging Local Bond Fund	10	53
Emerging Markets Bond Fund	11	62
Floating Income Fund	12	72
Foreign Bond Fund (Unhedged)	13	82
Foreign Bond Fund (U.S. Dollar-Hedged)	14	99
Global Bond Fund (Unhedged)	15	116
GNMA Fund	16	131
High Yield Fund	17	134
Income Fund	18	146
Investment Grade Corporate Bond Fund	19	154
Low Duration Fund	20	166
Mortgage-Backed Securities Fund	21	177
Short-Term Fund	22	182
Unconstrained Bond Fund	23	191

Semiannual Report	September 30, 2008	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets, is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

•

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

•

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

•

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

4	PIMCO Funds

•	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

•

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

•

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

•

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class D shares were first offered in (month/year): Global Bond Fund (Unhedged) (7/08), Foreign Bond Fund (U.S. Dollar-Hedged) (4/98), High Yield Fund (4/98), Low Duration Fund (4/98), Short-Term Fund (4/98), Mortgage-Backed Securities Fund (4/98), Emerging Markets Bond Fund (3/00), GNMA Fund (5/01), Investment Grade Corporate Bond Fund (7/04), Emerging Local Bond Fund (7/07) and Unconstrained Bond Fund (7/08). The oldest share class for Income Fund is Class A, and Class D shares were first offered in 3/07. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from April 1, 2008 to September 30, 2008, with the exception of the Unconstrained Bond Fund which is from June 30, 2008 (the date the Fund commenced operations) to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Until November 3, 2008, accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	7

PIMCO Developing Local Markets Fund
	Class D:	PLMDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or fixed-income instruments denominated in currencies of developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

•	An underweight to Romania benefited returns as the Romanian sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

•	An overweight to China benefited returns as the Chinese sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

•	A slight overweight to Indonesia added to performance as the Indonesia sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

•	An overweight to Brazil detracted from returns as the Brazil sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

•	An overweight to Russia detracted from performance as the Russia sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

•	An underweight to Hungary detracted from performance as the Hungarian sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

•	An underweight to Israel detracted from performance as the Israel sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Class D	-6.57%	-0.65%	7.28%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	-1.43%	7.75%	10.72%
Lipper Emerging Markets Debt Funds Average	-6.90%	-4.98%	4.69%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.25%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	50.1%
Foreign Currency-Denominated Issues	13.6%
Short-Term Instruments	12.6%
Sovereign Issues	7.6%
Asset-Backed Securities	6.0%
U.S. Government Agencies	5.1%
Mortgage-Backed Securities	5.0%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$934.28	$1,018.80
Expenses Paid During Period†	$6.06	$6.33

† Expenses are equal to the net annualized expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Diversified Income Fund
	Class D:	PDVDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An underweight position in the high-yield sector benefited performance as the sector underperformed its primary benchmark.

•	An off-benchmark position in mortgage-backed securities benefited returns as the mortgage sector outperformed the Fund’s primary benchmark.

•	An allocation to emerging markets currencies benefited returns as these currencies fared better for the six-month period than the overall credit market.

•	An overweight position in emerging markets detracted from performance as the sector underperformed the Fund’s primary benchmark for the period.

•	Within the emerging markets sector, an overweight position in Russia detracted from performance as Russia underperformed the overall emerging markets sector during the period.

•	An emphasis on high-quality financial institutions detracted from performance as they underperformed the investment-grade sector during the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Class D	-7.67%	-6.37%	4.20%	5.04%
Lehman Brothers Global Credit Hedged USD Index	-5.08%	-4.40%	2.82%	3.31%
1/3 each-Lehman Brothers Global Aggregate Credit Component Index, Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	-5.87%	-5.43%	4.62%	5.29%
Lipper Multi-Sector Income Funds Average	-5.81%	-6.00%	3.95%	4.59%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.23%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	40.8%
U.S. Government Agencies	17.1%
Foreign Currency-Denominated Issues	13.3%
Short-Term Instruments	9.7%
Mortgage-Backed Securities	6.1%
Sovereign Issues	6.0%
Other	7.0%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$923.31	$1,019.25
Expenses Paid During Period†	$5.59	$5.87

† Expenses are equal to the net annualized expense ratio of 1.16% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	9

PIMCO Emerging Local Bond Fund
	Class D:	PLBDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, to maximize current income by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund generally considers an “emerging securities market” to be one located in any country defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.

•

A slight overweight position in South Africa benefited performance. The country sub index outperformed the overall emerging markets local bond market, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged).

•	An overweight to Brazil detracted from returns. The country sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the period.

•

An underweight to Hungary detracted from relative performance. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the period.

•	An overweight to Poland detracted from performance. The country sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the period.

•	An underweight to Turkey detracted from relative performance. The country sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) for the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	Fund Inception (12/29/06)**
PIMCO Emerging Local Bond Fund Class D	-6.69%	-3.43%	3.78%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	-2.36%	3.00%	9.87%
Lipper Emerging Markets Debt Funds Average	-6.90%	-4.98%	-0.93%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.35%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	23.1%
Brazil	12.9%
Poland	9.7%
Thailand	9.6%
Czech Republic	8.8%
Hungary	8.6%
Turkey	7.0%
Short-Term Instruments	4.5%
Other	15.8%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$933.13	$1,018.30
Expenses Paid During Period†	$6.54	$6.83

† Expenses are equal to the net annualized expense ratio of 1.35% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Emerging Markets Bond Fund
	Class D:	PEMDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers that economically are tied to countries with emerging securities markets. The Fund generally considers an “emerging securities market” to be one located in any country defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.

•	An underweight to emerging markets (“EM”) spread duration added to performance as EM spreads over comparable maturity U.S. Treasuries widened during the period.

•	An underweight to Ecuador added to performance as the Ecuador sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the period.

•	An underweight to Venezuela benefited relative performance as the Venezuela sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the period.

•	An underweight to Pakistan benefited relative performance as the Pakistan sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the period.

•	An overweight to Russia detracted from relative performance as the Russia sub index underperformed the JPMorgan Emerging Markets Bond Index Global during the period.

•	An underweight to Lebanon detracted from performance as the Lebanon sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the period.

•	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the JPMorgan Emerging Markets Bond Index Global during the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class D	-8.72%	-6.21%	6.96%	15.03%	10.33%
JPMorgan Emerging Markets Bond Index Global	-5.82%	-2.72%	7.47%	12.07%	8.24%
Lipper Emerging Markets Debt Funds Average	-6.90%	-4.98%	7.19%	12.77%	7.92%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.25%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	30.9%
Russia	15.4%
Brazil	13.7%
Mexico	5.9%
Short-Term Instruments	5.5%
Colombia	4.4%
Other	24.2%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$912.83	$1,018.75
Expenses Paid During Period†	$6.04	$6.38

† Expenses are equal to the net annualized expense ratio of 1.26% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	11

PIMCO Floating Income Fund
	Class D:	PFIDX

Portfolio Insights

•

The Fund seeks maximum current yield, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	An allocation to mortgage-backed securities benefited returns as the mortgage sector outperformed the 3 Month LIBOR Index over the period.

•	The Fund’s allocations to global credit sectors detracted from performance as credit sectors underperformed the 3 Month LIBOR Index over the period.

•	De-emphasizing the high-yield sector mitigated losses somewhat as the high-yield sector underperformed the overall credit markets.

•	An allocation to Russia detracted from performance as Russia underperformed the 3 Month LIBOR Index over the period.

•	Exposure to the banking and brokerage sector detracted from performance as the brokerage sector underperformed the 3 Month LIBOR Index over the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	Fund Inception (07/30/04)**
PIMCO Floating Income Fund Class D	-5.01%	-12.62%	1.18%
3 Month LIBOR Index	1.38%	3.95%	4.17%
Lipper Loan Participation Funds Average	-2.10%	-7.96%	1.41%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.96%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	38.2%
Short-Term Instruments	14.3%
U.S. Government Agencies	14.2%
Foreign Currency-Denominated Issues	14.1%
Mortgage-Backed Securities	6.3%
Other	12.9%
‡	% of Total Investments as of 09/30/08

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$949.95	$1,019.75
Expenses Paid During Period†	$5.18	$5.37

† Expenses are equal to the net annualized expense ratio of 1.06% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Foreign Bond Fund (Unhedged)
	Class D:	PFBDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to non-U.S. countries, representing at least three foreign countries, which may be represented by futures contracts or swap agreements.

•	A curve-steepening bias, especially from May through June in the U.S., U.K. and Eurozone, contributed to returns as the yield curves in those regions steepened during the period.

•	An underweight to the British pound and the euro benefited performance as these currencies depreciated relative to the U.S. dollar.

•	Holdings of corporate bonds detracted from performance as spreads on these bonds widened during the period.

•	Exposure to short dated interest rate swaps, especially in Europe, detracted from performance as swap spreads widened versus European government bonds.

•	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

•

While holdings of agency mortgage-backed securities benefited performance, since these securities outperformed U.S. Treasuries, positions in non-agency mortgage-backed securities and asset-backed securities more than offset these gains as their prices were marked down during the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class D	-15.05%	-2.19%	2.99%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	-8.46%	5.10%	5.39%
Lipper International Income Funds Average	-8.75%	0.29%	3.94%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.18%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	51.2%
Japan	19.2%
Germany	7.1%
Short-Term Instruments	3.5%
Canada	3.4%
Other	15.6%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$849.50	$1,018.70
Expenses Paid During Period†	$5.89	$6.43

† Expenses are equal to the net annualized expense ratio of 1.27% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40%. If this fee reduction has been in effect during the six-month period ended September 30, 2008, the “ Expenses Paid During Period” amounts would have been $5.66 for Class D based upon the Fund’s actual performance, and $6.17 for Class D based upon a hypothetical 5% return.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	13

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Class D:	PFODX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to non-U.S. countries, representing at least three foreign countries, which may be represented by futures contracts or swap agreements.

•	A curve-steepening bias, especially from May through June in the U.S., U.K. and Eurozone, contributed to returns as the yield curves in those regions steepened during the period.

•	An underweight to the British pound and the euro benefited performance as these currencies depreciated relative to the U.S. dollar.

•	Holdings of corporate bonds detracted from performance as spreads on these bonds widened during the period.

•	Exposure to short dated interest rate swaps, especially in Europe, detracted from performance as swap spreads widened versus European government bonds.

•	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

•

While holdings of agency mortgage backed securities benefited performance, since these securities outperformed U.S. Treasuries, positions in non-agency mortgage-backed securities and asset-backed securities more than offset these gains as their prices were marked down during the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)**
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	-5.50%	-1.05%	2.84%	4.41%	6.78%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	0.19%	4.48%	4.27%	4.91%	6.96%
Lipper International Income Funds Average	-8.75%	0.29%	4.10%	4.92%	5.92%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.22%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	52.6%
Japan	17.0%
Short-Term Instruments	8.2%
Germany	7.0%
United Kingdom	2.8%
Other	12.4%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$944.98	$1,018.85
Expenses Paid During Period†	$6.05	$6.28

† Expenses are equal to the net annualized expense ratio of 1.24% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40%. If this fee reduction has been in effect during the six-month period ended September 30, 2008, the “ Expenses Paid During Period” amounts would have been $5.80 for Class D based upon the Fund’s actual performance, and $6.02 for Class D based upon a hypothetical 5% return.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO Global Bond Fund (Unhedged)
	Class D:	PGBDX

Portfolio Insights

•

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, future contracts or swap agreements.

•	A curve-steepening bias, especially from May through June in the U.S., U.K. and Eurozone, contributed to returns as the yield curves in those regions steepened during the period.

•	An underweight to the British pound and the euro benefited performance as these currencies depreciated relative to the U.S. dollar.

•	Holdings of corporate bonds detracted from performance as spreads on these bonds widened during the period.

•	Exposure to short dated interest rate swaps, especially in Europe, detracted from performance as swap spreads widened versus European government bonds.

•	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

•

While holdings of agency mortgage-backed securities benefited performance, since these securities outperformed U.S. Treasuries, positions in non-agency mortgage-backed securities and asset-backed securities more than offset these gains as their prices were marked down during the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/23/93)**
PIMCO Global Bond Fund (Unhedged) Class D	-13.32%	-2.05%	3.39%	4.61%	5.83%
JPMorgan GBI Global FX NY Index Unhedged in USD	-6.64%	5.95%	5.27%	5.26%	6.13%
Lipper Global Income Funds Average	-7.36%	-2.35%	3.82%	4.92%	5.67%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 11/23/93. Index comparisons began on 11/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.24%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	50.6%
Japan	15.5%
Germany	7.8%
Short-Term Instruments	4.5%
United Kingdom	3.6%
Other	18.0%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$912.19	$1,018.35
Expenses Paid During Period†	$2.14	$6.78

† Expenses are equal to the net annualized expense ratio of 1.34% for Class D, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the inception date of 07/31/08 for Class D Shares).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	15

PIMCO GNMA Fund
	Class D:	PGNDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Exposure to 15-year and 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) added to performance as they outperformed the GNMA index.

•	A curve-steepening bias detracted from returns as the two-year U.S. Treasury yield rose significantly more than the 30-year U.S. Treasury yield early in the period.

•	An increasing overweight to mortgage spread duration detracted from returns as mortgage spreads increased over the latter half of the period.

•	Exposure to commercial mortgage-backed securities detracted from returns as they lagged fixed-rate mortgage-backed securities.

•	Exposure to short-maturity asset-backed securities detracted from performance as they underperformed GNMA mortgage-backed securities over the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Class D	0.78%	6.84%	4.53%	5.77%	6.08%
Lehman Brothers GNMA Index	1.10%	6.94%	4.75%	5.61%	5.87%
Lipper GNMA Funds Average	0.03%	5.51%	3.71%	4.70%	5.02%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.32%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	83.9%
Short-Term Instruments	6.0%
Mortgage-Backed Securities	5.0%
Asset-Backed Securities	3.6%
U.S. Treasury Obligations	1.3%
Other	0.2%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,007.85	$1,020.05
Expenses Paid During Period†	$5.03	$5.06

† Expenses are equal to the net annualized expense ratio of 1.00% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO High Yield Fund
	Class D:	PHYDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment-grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•	An emphasis on high-grade holdings within the finance sector was a significant detractor from relative performance as the sector came under heavy pressure over the period.

•	Security selection in the energy sector weighed on performance relative to the index as gas distribution companies underperformed the broader index.

•	An underweight to the building products sector detracted from returns as the sector significantly outpaced the overall high-yield market.

•	An underweight to the gaming sector was a strong positive contributor to relative performance as the industry category underperformed significantly.

•	An overweight to the healthcare sector, which remained relatively resilient throughout the volatile period, was a noteworthy positive.

•	Security selection within consumer cyclicals, where auto parts and equipment outperformed the broader sector, added to returns.

•	An underweight to double B-rated bonds relative to single B-rated issues detracted from performance as higher quality significantly outperformed over the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)**
PIMCO High Yield Fund Class D	-10.85%	-12.30%	3.39%	4.13%	6.75%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	-6.92%	-9.28%	4.22%	4.45%	6.53%
Lipper High Current Yield Funds Average	-6.60%	-10.99%	3.59%	3.59%	5.33%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.91%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	63.4%
U.S. Government Agencies	17.8%
Bank Loan Obligations	5.1%
Short-Term Instruments	3.3%
Foreign Currency-Denominated Issues	3.0%
Other	7.4%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$891.48	$1,020.56
Expenses Paid During Period†	$4.27	$4.56

† Expenses are equal to the net annualized expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	17

PIMCO Income Fund
	Class D:	PONDX

Portfolio Insights

•

The Fund seeks to maximize current income with long-term capital appreciation as a secondary objective by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

The Fund’s below-index duration for the first five months of the period benefited returns as yields rose for that period. Further, the Fund’s move to above-index duration for the month of September also benefited performance as yields fell during that month.

•	An overweight to corporate securities detracted from performance as spreads widened during the period.

•	Exposure to home equity asset-backed securities detracted from performance as yield spreads in this sector rose over the period.

•	An overweight to agency fixed rate mortgage-backed securities benefited performance as they outperformed over the period.

•	Positions in high yield and emerging markets detracted from performance as spreads widened in these sectors over the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (03/30/07)**
PIMCO Income Fund Class D	-4.05%	-1.57%	0.36%
Lehman Brothers U.S. Aggregate Index	-1.50%	3.65%	3.98%
Lipper Multi-Sector Income Funds Average	-5.81%	-6.00%	-2.93%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 03/30/07. Index comparisons began on 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.72%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	63.0%
Corporate Bonds & Notes	12.4%
Mortgage-Backed Securities	12.0%
Asset-Backed Securities	5.1%
Short-Term Instruments	6.2%
Other	1.3%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$959.45	$1,018.35
Expenses Paid During Period†	$6.58	$6.78

† Expenses are equal to the net annualized expense ratio of 1.34% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 1.34% for the Class D reflects net annualized expenses after application of an expense waiver of 0.05%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO Investment Grade Corporate Bond Fund
	Class D:	PBDDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund’s duration underweight positioning to the U.S. enhanced returns as the U.S. yield curve rose over the period.

•	The Fund’s curve-steepening bias detracted from performance as the yield curve flattened during the second and third quarters of 2008.

•	Above-index exposure to the natural gas sector, which outperformed during the period, benefited returns.

•	An overweight to the banking sector detracted from performance as this sector performed poorly over the period.

•	Below-index exposure at the end of the period to the poor performing brokerage sector enhanced performance.

•	The Fund’s underweight allocation to consumer non-cyclical securities detracted from returns as these bonds outperformed during the period.

•	An overweight exposure to the communications sector generated positive returns for the Fund as these bonds performed well over the period.

•	An underweight exposure to the capital goods sector, which outperformed during the period, detracted from performance.

•	An above-index position to securities within the electric sector (a subset of the utilities sector) enhanced performance as these bonds performed well for the period.

•	The Fund’s below-benchmark exposure to insurance issues added to returns over the period.

•	An average underweight position to the technology sector, which outperformed during the period, detracted from performance.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (04/28/00)**
PIMCO Investment Grade Corporate Bond Fund Class D	-6.44%	-2.61%	2.75%	6.20%
Lehman Brothers Credit Investment Grade Index	-7.23%	-4.79%	1.94%	5.48%
Lipper Intermediate Investment Grade Debt Funds Average	-4.84%	-2.43%	2.00%	4.55%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.98%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	34.2%
Short-Term Instruments	20.3%
Banking & Finance	18.6%
Industrials	15.1%
Utilities	9.7%
Other	2.1%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$935.58	$1,020.51
Expenses Paid During Period†	$4.42	$4.61

† Expenses are equal to the net annualized expense ratio of 0.91% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	19

PIMCO Low Duration Fund
	Class D:	PLDDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Above-benchmark duration detracted from performance as interest rates increased.

•

The Fund’s emphasis at the shorter end of the yield curve benefited performance as the yield curve steepened. However, implementation of this strategy detracted from performance as interbank lending rates rose.

•	Holdings of agency mortgage pass-throughs added to returns as these high-quality assets outpaced the mortgage market overall. However, exposures to non-agency mortgages offset this gain.

•	Exposure to the high yield and corporate sectors detracted from performance as each sector underperformed U.S. Treasuries.

•	A small exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Low Duration Fund Class D	-4.23%	-0.44%	2.23%	3.94%	6.07%
Merrill Lynch 1-3 Year U.S. Treasury Index	0.82%	6.27%	3.54%	4.52%	6.03%
Lipper Short Investment Grade Debt Funds Average	-2.97%	-2.49%	1.50%	3.40%	5.22%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	39.0%
Corporate Bonds & Notes	30.4%
Mortgage-Backed Securities	12.6%
Asset-Backed Securities	8.2%
Short-Term Instruments	6.9%
Preferred Stocks	0.9%
Other	2.0%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$957.71	$1,021.26
Expenses Paid During Period†	$3.73	$3.85

† Expenses are equal to the net annualized expense ratio of 0.76% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

20	PIMCO Funds

PIMCO Mortgage-Backed Securities Fund
	Class D:	PTMDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls).

•	Exposure to commercial mortgage-backed securities detracted from returns as they lagged fixed-rate mortgage-backed securities.

•	A curve-steepening bias detracted from returns as the two-year U.S. Treasury yield rose significantly more than the 30-year U.S. Treasury yield early in the period.

•	An increasing overweight to mortgage spread duration detracted from returns as mortgage spreads increased over the latter half of the period.

•

An overweight to 30-year conventional mortgage-backed securities, such as Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), added to performance as they outperformed the broader index.

•	Exposure to short-maturity home equity asset-backed securities detracted from performance as they underperformed fixed-rate mortgage backed securities over the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Class D	-1.10%	3.76%	4.08%	5.53%	5.97%
Lehman Brothers Mortgage Index	1.39%	7.20%	4.87%	5.69%	5.96%
Lipper U.S. Mortgage Funds Average	-1.42%	0.42%	2.77%	4.09%	4.49%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.55%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	83.7%
Mortgage-Backed Securities	8.7%
Asset-Backed Securities	5.5%
U.S. Treasury Obligations	1.1%
Short-Term Instruments	0.8%
Other	0.2%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$988.97	$1,016.85
Expenses Paid During Period†	$8.18	$8.29

† Expenses are equal to the net annualized expense ratio of 1.64% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	21

PIMCO Short-Term Fund
	Class D:	PSHDX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Above-benchmark U.S. duration detracted from returns as interest rates rose across the yield curve.

•	Money market futures security selection benefited performance as these securities gained in value over the period.

•	Exposure to U.K. short-term rates during the period had a modestly positive impact on performance as rates fell, causing the price to increase on these securities.

•	Positions in spread sectors, including asset-backed securities and corporate bonds, were the primary drivers of underperformance as spreads widened significantly in these sectors.

•	Exposure to emerging markets slightly detracted from returns as this sector underperformed over the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)**
PIMCO Short-Term Fund Class D	0.12%	1.46%	2.58%	3.58%	4.96%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.09%	3.39%	4.54%
Lipper Ultra-Short Obligations Funds Average	-1.58%	-2.87%	1.63%	3.22%	4.98%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.76%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	42.2%
Corporate Bonds & Notes	23.5%
Short-Term Instruments	15.5%
Mortgage-Backed Securities	9.8%
Asset-Backed Securities	6.3%
Other	2.7%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,001.16	$1,021.11
Expenses Paid During Period†	$3.96	$4.00

† Expenses are equal to the net annualized expense ratio of 0.79% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

22	PIMCO Funds

PIMCO Unconstrained Bond Fund
	Class D:	PUBDX

Portfolio Insights

•

The Fund seeks to achieve its investment objective of maximum long-term return consistent with preservation of capital and prudent investment management by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund was launched on June 30, 2008.

•	An emphasis on agency-backed mortgages benefited performance as the sector outperformed the benchmark.

•	A curve-steepening bias in the U.S. added to performance as the yield curve steepened as measured by the difference between two- and ten-year yields.

•	A tactical duration exposure and curve-steepening bias in the Eurozone benefited performance as short-maturity yields fell and the yield curve steepened.

•	A small allocation to the U.K. yield curve benefited performance as rates declined and the yield curve steepened.

Cumulative Total Return for the period ended September 30, 2008
Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Class D	-0.37%
3 Month LIBOR Index	0.70%
Lipper General Bond Funds Average	-3.52%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.32%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Allocation Breakdown‡

U.S. Government Agencies	50.6%
Short-Term Instruments	39.0%
Corporate Bonds & Notes	5.0%
U.S. Treasury Obligations	2.3%
Mortgage-Backed Securities	1.1%
Other	2.0%

‡	% of Total Investments as of 09/30/08

The line graph is not included since the Fund has less than six months of performance.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (06/30/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$996.27	$1,018.55
Expenses Paid During Period†	$3.27	$6.58

† Expenses are equal to the net annualized expense ratio of 1.30% for Class D, multiplied by the average account value over the period, multiplied by 93/365 (to reflect the period since the Fund commenced operations on 06/30/08).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	23

Benchmark Descriptions

Index	Description

1/3 each-Lehman Brothers Global Aggregate-Credit Component Index, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global; All USD Hdgd*

1/3 each-Lehman Brothers Global Aggregate Credit Component, Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate-Credit Component Hedged USD, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Lehman Brothers Global Aggregate Index-Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in an unmanaged index.

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization- weighted index of 50 European blue- chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Markets Bond Index Global	JPMorgan Emerging Markets Bond Index (EMBI) Global is an unmanaged index, which tracks total returns for U. S. Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

24	PIMCO Funds

Index	Description

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Government Bond Index-Emerging Markets Global Diversified (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Credit Investment Grade Index*	Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Global Credit Hedged USD Index*	Lehman Brothers Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers GNMA Index*	Lehman Brothers GNMA Index is an unmanaged index covering mortgage-backed passthrough securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Mortgage Index*	Lehman Brothers Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Municipal Bond Index*	Lehman Brothers Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax- exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage-pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

Semiannual Report	September 30, 2008	25

Benchmark Descriptions  (Cont.)

Index	Description

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch 1-3 Year U.S. Treasury Index	Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

*	Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the Index.

26	PIMCO Funds

Schedule of Investments Developing Local Markets Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%

OAO Rosneft Oil Co.
4.359% due 09/17/2009	$2,097	$2,039

Total Bank Loan Obligations (Cost $2,093)		2,039

CORPORATE BONDS & NOTES 52.1%

BANKING & FINANCE 36.7%

Allstate Life Global Funding II
3.461% due 05/21/2010	15,000	14,927

American Express Bank FSB
2.507% due 06/12/2009	6,250	6,166
3.248% due 06/22/2009	2,900	2,860

American Express Centurion Bank
2.657% due 12/17/2009	1,400	1,321
2.808% due 04/17/2009	10,000	9,739

American Express Credit Corp.
3.090% due 05/19/2009	1,400	1,356
5.109% due 05/27/2010	28,600	26,908

American Honda Finance Corp.
2.874% due 03/09/2009	1,100	1,097

American International Group, Inc.
2.538% due 06/16/2009	6,100	3,662
2.895% due 10/18/2011	2,800	1,663

ANZ National International Ltd.
2.898% due 04/14/2010	7,700	7,647

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	18,420	18,397

Banco Santander Chile
3.164% due 12/09/2009	18,220	17,893

Bank of America Corp.
2.918% due 11/06/2009	3,200	3,130
3.889% due 09/25/2009	27,800	27,267
8.000% due 12/29/2049	36,000	28,533
8.125% due 12/29/2049	23,000	18,611

Bank of America N.A.
2.810% due 02/27/2009	4,500	4,486
2.819% due 06/12/2009	6,000	5,972
2.876% due 12/18/2008	5,650	5,638
3.760% due 06/23/2010	1,000	982

Bank of Ireland
2.926% due 12/18/2009	50,950	50,476
3.072% due 12/19/2008	2,000	1,997

Bank of Scotland PLC
2.829% due 07/17/2009	16,700	16,600
2.859% due 09/14/2009	1,400	1,359
2.875% due 12/08/2010	20,300	18,302

Barclays Bank PLC
7.700% due 04/29/2049	19,050	16,788

Bear Stearns Cos. LLC
2.901% due 08/21/2009	400	396
3.029% due 01/31/2011	21,600	21,114
3.061% due 07/16/2009	3,190	3,168
3.084% due 09/09/2009	600	593
3.096% due 01/30/2009	9,900	9,842
3.186% due 07/19/2010	37,241	36,514
3.852% due 03/30/2009	10,750	10,696
5.300% due 10/30/2015	800	711
5.500% due 08/15/2011	800	771
6.400% due 10/02/2017	300	281
6.950% due 08/10/2012	5,700	5,763
7.250% due 02/01/2018	1,200	1,157

BHP Billiton Finance Ltd.
3.799% due 03/27/2009	2,500	2,496

Caterpillar Financial Services Corp.
2.841% due 10/09/2009	23,900	23,795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.852% due 08/11/2009	$9,000	$8,987
2.867% due 05/18/2009	13,200	13,184
2.887% due 03/10/2009	7,100	7,087
2.900% due 08/20/2010	1,700	1,685
3.252% due 02/08/2010	1,160	1,160

Charter One Bank N.A.
2.845% due 04/24/2009	9,000	8,982

CIT Group, Inc.
2.927% due 08/17/2009	3,100	2,495
2.946% due 01/30/2009	44,600	40,185

Citigroup Funding, Inc.
2.991% due 03/02/2009	34,944	34,449
3.852% due 05/07/2010	56,900	53,680

Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009	1,100	1,085

Citigroup, Inc.
2.897% due 05/18/2011	8,900	7,832
2.954% due 06/09/2009	3,849	3,782
2.957% due 05/18/2010	12,800	11,817
3.799% due 12/28/2009	19,000	18,392
3.809% due 12/26/2008	2,900	2,880
5.500% due 04/11/2013	18,100	15,814
8.400% due 04/29/2049	23,600	16,093

Colvis Finance Ltd.
8.000% due 02/02/2009	10,710	10,638

Commonwealth Bank of Australia
2.527% due 06/08/2009	1,600	1,600

Countrywide Financial Corp.
2.931% due 01/05/2009	2,900	2,861
3.418% due 03/24/2009	600	586

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	1,900	1,748
5.625% due 07/15/2009	1,300	1,230
6.250% due 04/15/2009	5,900	5,730

Credit Agricole S.A.
2.809% due 05/28/2009	3,900	3,884
2.859% due 05/28/2010	37,700	37,387

Credit Suisse USA, Inc.
2.890% due 11/20/2009	2,000	1,985
2.895% due 06/05/2009	2,875	2,860
3.004% due 08/15/2010	800	763

DnB NOR Bank ASA
2.858% due 10/13/2009	1,500	1,498

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,900	2,952

Export-Import Bank of Korea
4.250% due 11/06/2008	1,404	1,404

Ford Credit de Mexico S.A. de C.V.
4.904% due 03/20/2009	2,700	2,637

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	3,600	3,600
5.700% due 01/15/2010	33,550	25,703
7.375% due 10/28/2009	8,610	6,924

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	7,600	7,486

General Electric Capital Corp.
2.825% due 10/26/2009	2,600	2,584
2.849% due 03/12/2010	8,900	8,784
2.851% due 10/06/2010	6,100	6,005
2.874% due 08/15/2011	2,800	2,737
2.910% due 04/10/2012	24,000	23,415
2.919% due 06/15/2009	1,200	1,194
2.939% due 12/15/2009	8,900	8,844
3.251% due 02/01/2011	28,000	27,718

Genworth Global Funding Trusts
2.981% due 04/15/2014	4,800	3,652

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GMAC LLC
4.054% due 05/15/2009	$11,680	$8,452
5.625% due 05/15/2009	7,030	5,024

Goldman Sachs Group, Inc.
2.568% due 11/16/2009	15,300	13,702
2.887% due 11/16/2009	6,300	5,830
2.892% due 11/10/2008	11,700	11,617
3.011% due 03/02/2010	14,500	13,564
3.129% due 07/23/2009	4,135	3,920
3.250% due 12/23/2008	3,000	2,956
3.294% due 12/22/2008	21,600	21,293
3.300% due 06/23/2009	9,000	8,556

GPB Eurobond Finance PLC for Gazprombank
3.691% due 04/04/2010	7,900	7,684

Hartford Life Global Funding Trusts
2.999% due 06/16/2014	4,800	4,217

HSBC Bank USA N.A.
2.949% due 12/14/2009	1,750	1,739

HSBC Finance Corp.
2.846% due 10/21/2009	8,800	8,351
2.899% due 03/12/2010	3,825	3,591
2.954% due 12/05/2008	1,500	1,493
3.052% due 05/10/2010	4,414	4,066
3.087% due 11/16/2009	18,500	18,189

IBM International Group Capital LLC
3.133% due 07/29/2009	5,400	5,307

ICICI Bank Ltd.
3.328% due 01/12/2010	14,800	14,378

IDBI Bank Ltd.
5.125% due 12/23/2009	5,700	5,385

Intergas Finance BV
6.875% due 11/04/2011	1,800	1,620

International Lease Finance Corp.
3.031% due 05/24/2010	19,000	15,229
3.121% due 07/11/2011	10,000	7,306
3.126% due 04/20/2009	3,900	3,669
3.191% due 01/15/2010	5,000	4,312

John Deere Capital Corp.
2.871% due 07/16/2010	7,100	7,050
3.081% due 10/16/2009	15,400	15,405
3.567% due 06/10/2011	20,900	20,958

JPMorgan Chase & Co.
2.537% due 05/07/2010	10,500	10,389
2.959% due 01/17/2011	10,960	10,810
2.973% due 10/02/2009	14,055	14,046
3.291% due 06/25/2010	19,700	19,501
3.336% due 06/25/2012	31,800	30,075
3.479% due 06/26/2009	1,500	1,496

KeyBank N.A.
5.061% due 06/02/2010	11,700	11,648

Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	1,700	221
2.851% due 12/23/2008 (a)	11,585	1,506
2.878% due 04/03/2009 (a)	4,400	572
2.881% due 10/22/2008 (a)	7,900	1,027
2.889% due 01/23/2009 (a)	9,000	1,170
2.907% due 11/16/2009 (a)	4,600	598
2.951% due 05/25/2010 (a)	6,600	858
3.011% due 12/23/2010 (a)	5,900	767

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	3,500	3,498
2.886% due 01/30/2009	9,500	9,273
2.894% due 08/14/2009	11,700	11,286
3.234% due 12/22/2008	1,600	1,547
5.054% due 05/12/2010	27,400	26,441

Metropolitan Life Global Funding I
2.847% due 05/17/2010	6,050	5,973
3.069% due 03/15/2012	4,100	3,997

See Accompanying Notes	Semiannual Report	September 30, 2008	27

Schedule of Investments  Developing Local Markets Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
2.852% due 05/07/2009	$1,100	$954
2.881% due 01/15/2010	8,800	6,788
2.912% due 02/09/2009	10,400	9,064
3.031% due 01/22/2009	8,900	8,661
3.035% due 01/18/2011	6,989	4,558
3.228% due 11/21/2008	1,400	1,381
4.904% due 05/14/2010	60,100	43,894

National Australia Bank Ltd.
2.791% due 10/01/2008	1,500	1,500
2.858% due 09/11/2009	23,400	23,344
3.252% due 02/08/2010	39,200	39,169

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	300	300

Pemex Finance Ltd.
9.030% due 02/15/2011	18,050	19,012
9.690% due 08/15/2009	4,073	4,156

Petroleum Export Ltd.
4.623% due 06/15/2010	13,631	13,524
4.633% due 06/15/2010	1,626	1,613
5.265% due 06/15/2011	26,365	26,234

Petroleum Export Ltd. II
6.340% due 06/20/2011	8,459	8,604

Pricoa Global Funding I
2.845% due 07/27/2009	2,300	2,283

Rabobank Nederland NV
3.209% due 05/19/2010	22,660	22,608

Royal Bank of Scotland Group PLC
2.961% due 08/21/2009	9,100	9,057

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	12,600	11,293

Santander U.S. Debt S.A. Unipersonal
2.858% due 02/06/2009	15,000	14,960
2.874% due 11/20/2009	9,000	8,916

SLM Corp.
2.940% due 07/27/2009	32,400	28,524
2.960% due 07/26/2010	800	607
3.000% due 01/26/2009	4,300	3,999
3.019% due 03/15/2011	700	457
3.030% due 10/25/2011	1,000	638

U.S. Bancorp
3.198% due 05/06/2010	500	493

UBS AG
2.789% due 07/23/2009	21,350	21,151
3.714% due 05/05/2010	36,000	35,861

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	16,085	16,073

Universal City Florida Holding Co. I & II
7.551% due 05/01/2010	6,500	6,143

Ventas Realty LP
6.750% due 06/01/2010	1,000	1,000
8.750% due 05/01/2009	1,800	1,809

Vita Capital III Ltd.
3.891% due 01/01/2011	9,300	9,006

VTB Capital S.A.
4.491% due 11/01/2009	13,100	11,856
4.491% due 11/02/2009	77,170	76,385

Wachovia Bank N.A.
2.811% due 02/23/2009	4,250	4,040
2.871% due 05/25/2010	9,400	7,557
2.881% due 12/02/2010	9,000	6,778

Wachovia Corp.
2.846% due 10/28/2008	6,000	5,970
2.861% due 12/01/2009	19,500	16,983
2.921% due 10/15/2011	22,800	15,732
2.939% due 03/15/2011	9,700	7,139

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Mortgage FSB
2.842% due 05/08/2009	$500	$497
2.936% due 03/02/2009	5,650	5,530

Wells Fargo & Co.
2.886% due 01/24/2012	3,700	3,665
2.919% due 09/15/2009	3,700	3,679
3.188% due 03/22/2010	4,700	4,657
3.223% due 01/29/2010	19,730	19,679
3.270% due 03/23/2010	26,400	26,167

		1,924,582

INDUSTRIALS 11.9%

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	295

America Movil SAB de C.V.
4.125% due 03/01/2009	2,285	2,283

Amgen, Inc.
2.889% due 11/28/2008	10,750	10,721

Anadarko Petroleum Corp.
3.219% due 09/15/2009	22,900	22,635

AstraZeneca PLC
3.118% due 09/11/2009	1,820	1,821

Cablevision Systems Corp.
7.132% due 04/01/2009	11,600	11,513

Cia Siderurgica Paulista
8.250% due 01/30/2009	3,753	3,793

Cisco Systems, Inc.
2.892% due 02/20/2009	2,700	2,697

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	188,262	189,674

Comcast Corp.
3.088% due 07/14/2009	16,870	16,511

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009	1,368	1,355

CVS Caremark Corp.
3.111% due 06/01/2010	2,600	2,491

Daimler Finance North America LLC
3.169% due 03/13/2009	2,100	2,092
3.241% due 08/03/2009	9,300	9,260
3.249% due 03/13/2009	8,500	8,464
3.331% due 10/31/2008	1,300	1,291

Dynegy Holdings, Inc.
6.875% due 04/01/2011	4,075	3,729

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	1,136	1,148

EchoStar DBS Corp.
5.750% due 10/01/2008	9,350	9,350
6.375% due 10/01/2011	2,600	2,398

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	27,153	25,660

General Mills, Inc.
2.921% due 01/22/2010	3,700	3,650

General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	8,670	8,605

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	29,150	29,041

Hewlett-Packard Co.
2.879% due 06/15/2010	3,900	3,885
3.210% due 09/03/2009	10,310	10,299

HJ Heinz Co.
6.428% due 12/01/2020	4,300	4,308

Home Depot, Inc.
2.944% due 12/16/2009	1,800	1,694

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

International Business Machines Corp.
3.375% due 07/28/2011	$14,000	$13,997

Kimberly-Clark Corp.
2.899% due 07/30/2010	12,400	12,349

Kraft Foods, Inc.
3.302% due 08/11/2010	3,100	3,065

Mandalay Resort Group
6.500% due 07/31/2009	3,450	3,295

MGM Mirage
6.000% due 10/01/2009	100	94

MMK Finance S.A.
8.000% due 10/21/2008	4,992	4,917

New Albertson’s, Inc.
6.950% due 08/01/2009	500	495

Oracle Corp.
2.864% due 05/14/2010	4,000	3,979

Pemex Project Funding Master Trust
4.119% due 06/15/2010	57,418	56,589
4.591% due 10/15/2009	23,018	22,985
9.375% due 12/02/2008	152	153

Qwest Communications International, Inc.
6.304% due 02/15/2009	1,966	1,951

Safeway, Inc.
4.119% due 03/27/2009	3,200	3,177

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	17,723	17,914

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009	5,600	5,595

Sino-Forest Corp.
9.125% due 08/17/2011	2,500	2,488

Time Warner, Inc.
3.034% due 11/13/2009	9,700	9,315

United Technologies Corp.
2.881% due 06/01/2009	1,700	1,697

UnitedHealth Group, Inc.
3.384% due 06/21/2010	2,400	2,323
4.102% due 02/07/2011	16,000	15,688

Verso Paper Holdings LLC
6.551% due 08/01/2014	3,500	2,905

Walt Disney Co.
2.861% due 07/16/2010	6,200	6,183
2.917% due 09/10/2009	25,450	25,410

Weyerhaeuser Co.
4.198% due 09/24/2009	9,500	9,401

Xerox Corp.
3.626% due 12/18/2009	3,600	3,578

		620,206

UTILITIES 3.5%

AT&T, Inc.
2.894% due 02/05/2010	12,865	12,822
3.014% due 11/14/2008	10,700	10,674

Deutsche Telekom International Finance BV
3.390% due 03/23/2009	10,220	10,171
8.500% due 06/15/2010	500	519

Dominion Resources, Inc.
2.984% due 11/14/2008	7,500	7,485
3.866% due 06/17/2010	3,400	3,396

Empresa Brasileira de Telecomunicacoes S.A.
11.000% due 12/15/2008	9,898	9,935

Empresa Nacional de Electricidad S.A.
8.500% due 04/01/2009	355	360

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Entergy Gulf States, Inc.
3.565% due 12/08/2008	$6,800	$6,786

Ohio Power Co.
2.971% due 04/05/2010	5,750	5,643

Public Service Electric & Gas Co.
3.694% due 03/12/2010	6,500	6,456

Qatar Petroleum
5.579% due 05/30/2011	15,124	15,389

Qwest Corp.
5.625% due 11/15/2008	2,900	2,886

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	5,037	5,047

Sprint Nextel Corp.
4.169% due 06/28/2010	3,400	3,168

Telefonica Emisones SAU
3.504% due 06/19/2009	17,000	16,903

Telefonos de Mexico SAB de C.V.
4.500% due 11/19/2008	38,668	38,769
4.750% due 01/27/2010	19,575	19,913

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	700	499
10.000% due 06/16/2009	2,200	2,122

Verizon Communications, Inc.
2.838% due 04/03/2009	3,967	3,938
Vodafone Group PLC
3.090% due 02/27/2012	800	755

		183,636

Total Corporate Bonds & Notes (Cost $2,910,693)		2,728,424

U.S. GOVERNMENT AGENCIES 5.3%

Fannie Mae
3.267% due 12/25/2036 - 07/25/2037	6,025	5,577
3.407% due 10/27/2037	20,000	18,422
4.278% due 06/01/2043 - 09/01/2044	3,278	3,270
4.789% due 11/01/2035	587	592
5.000% due 02/25/2017	240	242
5.181% due 09/01/2035	705	705
5.196% due 10/01/2035	481	480
5.218% due 08/01/2035	518	517
5.228% due 09/01/2035	477	461
5.232% due 11/01/2035	579	580
5.500% due 10/01/2038	178,600	177,902

Freddie Mac
2.718% due 02/15/2019	63,406	61,818
2.838% due 12/15/2030	953	939
3.467% due 08/25/2031	417	377
3.487% due 09/25/2031	393	368
4.278% due 02/25/2045	2,715	2,469
5.000% due 08/15/2016 - 11/15/2029	3,131	3,155
5.156% due 08/01/2035	86	87

Total U.S. Government Agencies (Cost $281,694)		277,961

MORTGAGE-BACKED SECURITIES 5.2%

Adjustable Rate Mortgage Trust
5.139% due 09/25/2035	1,582	1,257

American Home Mortgage Investment Trust
3.447% due 05/25/2047	539	192

Banc of America Funding Corp.
6.129% due 01/20/2047	2,273	1,542

Banc of America Mortgage Securities, Inc.
4.519% due 07/25/2034	1,023	963

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	$33,527	$31,501
4.150% due 08/25/2035	6,855	6,007
4.476% due 02/25/2034	1,838	1,493
4.550% due 08/25/2035	11,269	10,777
4.599% due 07/25/2033	24,581	23,648
4.843% due 04/25/2034	1,513	1,355

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	794	557
5.471% due 08/25/2036	600	331
5.504% due 09/25/2035	10,121	8,165
5.859% due 01/25/2036	3,721	2,498

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	66	66

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	1,158	1,043

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	8,645	6,883
5.772% due 12/26/2046	4,831	3,846

CC Mortgage Funding Corp.
3.337% due 05/25/2048	1,676	1,013

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	15	14

Citigroup Mortgage Loan Trust, Inc.
3.277% due 01/25/2037	739	674
4.098% due 08/25/2035	1,498	1,350
4.248% due 08/25/2035	8,538	8,145
4.683% due 08/25/2035	1,563	1,181
4.748% due 08/25/2035	8,104	7,711

Commercial Mortgage Pass-Through Certificates
2.588% due 04/15/2017	366	349
2.988% due 02/16/2034	2,034	1,940

Countrywide Alternative Loan Trust
3.368% due 02/20/2047	2,298	1,405
3.387% due 05/25/2047	1,946	1,186
3.437% due 08/25/2046	646	267
3.477% due 05/25/2036	488	201
3.557% due 06/25/2037	682	274
3.855% due 02/25/2036	633	377
3.977% due 11/25/2035	621	405
5.417% due 10/25/2035	490	423
6.000% due 02/25/2037	526	385

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 03/25/2036	900	383
4.822% due 04/20/2035	5,499	5,003
5.613% due 02/20/2036	638	427

CS First Boston Mortgage Securities Corp.
5.014% due 06/25/2033	2,440	2,387

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	600	500

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	717	672
3.287% due 02/25/2037	671	634
3.287% due 03/25/2037	578	558
3.297% due 08/25/2037	1,741	1,650

Downey Savings & Loan Association Mortgage Loan Trust
3.340% due 11/19/2037	800	157

First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	495	471

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	888	873
5.357% due 08/25/2035	1,671	1,446

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	1,751	1,507
3.287% due 01/25/2047	1,151	1,094
3.417% due 10/25/2046	600	150
3.477% due 09/25/2035	732	306
3.477% due 11/25/2045	335	212

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	$2,045	$1,997

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	1,578	1,418

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	648	597
3.160% due 04/19/2038	1,064	656
3.220% due 01/19/2038	3,591	2,171
3.230% due 09/19/2046	1,262	767
3.270% due 03/19/2037	3,487	2,151
5.215% due 07/19/2035	4,737	3,168

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	644	607

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	860	808
5.048% due 12/25/2034	982	802

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	518

JPMorgan Mortgage Trust
5.021% due 02/25/2035	6,253	5,451

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	1,030	934

MASTR Adjustable Rate Mortgages Trust
3.317% due 05/25/2047	222	218
3.788% due 11/21/2034	1,813	1,792

MASTR Alternative Loans Trust
3.607% due 03/25/2036	595	327

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	600	503

Merrill Lynch Floating Trust
2.558% due 06/15/2022	1,514	1,377

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	6,825	5,548

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	3,012	2,672
4.207% due 10/25/2035	1,676	1,525
4.352% due 10/25/2035	11,486	10,730

Morgan Stanley Capital I
2.548% due 10/15/2020	1,184	1,064
5.544% due 11/12/2049	600	464

Provident Funding Mortgage Loan Trust
4.498% due 08/25/2033	1,536	1,494

Residential Accredit Loans, Inc.
3.307% due 09/25/2046	855	730
3.507% due 08/25/2035	1,004	620
3.607% due 10/25/2045	500	326

Residential Asset Securitization Trust
3.607% due 01/25/2046	1,232	766

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	1,445	1,244

Sequoia Mortgage Trust
4.256% due 04/20/2035	718	601

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	600	556

Structured Adjustable Rate Mortgage Loan Trust
4.885% due 07/25/2034	4,330	3,945
5.344% due 01/25/2035	1,595	1,168
5.535% due 08/25/2035	1,149	931

Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	1,836	1,789
3.280% due 07/19/2035	8,030	6,631
3.307% due 09/25/2047	2,741	2,616
3.337% due 03/25/2037	447	282
3.397% due 06/25/2036	761	467
3.427% due 05/25/2036	3,456	2,131

See Accompanying Notes	Semiannual Report	September 30, 2008	29

Schedule of Investments  Developing Local Markets Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Securities Corp.
4.763% due 06/25/2033	$3,295	$2,994
5.034% due 10/25/2035	786	666

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	234	225
3.317% due 01/25/2037	594	564

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	1,835	1,761
3.327% due 03/25/2046	1,500	1,493
3.327% due 09/25/2046	10,238	9,598

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	22,643	20,694

WaMu Mortgage Pass-Through Certificates
3.497% due 08/25/2045	21	20
3.585% due 01/25/2047	1,196	721
3.617% due 11/25/2045	600	247
3.617% due 12/25/2045	600	252
3.665% due 12/25/2046	1,281	774
3.665% due 07/25/2047	1,457	840
3.855% due 02/25/2046	1,290	773
4.055% due 11/25/2042	512	457
4.198% due 09/25/2046	3,434	2,235
4.198% due 10/25/2046	1,809	1,177
4.229% due 03/25/2034	1,620	1,561
4.559% due 06/25/2033	965	943

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.615% due 04/25/2047	837	379

Wells Fargo Mortgage-Backed Securities Trust
4.261% due 12/25/2034	1,461	1,354
4.992% due 12/25/2034	1,579	1,435

Total Mortgage-Backed Securities (Cost $310,397)		273,579

ASSET-BACKED SECURITIES 6.2%

Accredited Mortgage Loan Trust
3.257% due 02/25/2037	720	687

ACE Securities Corp.
3.257% due 08/25/2036	1,508	1,425
3.257% due 12/25/2036	782	737
3.287% due 10/25/2036	963	954
3.297% due 06/25/2037	774	722

American Express Credit Account Master Trust
2.988% due 02/15/2012	414	399

Argent Securities, Inc.
3.257% due 09/25/2036	811	802
3.257% due 10/25/2036	2,163	2,115

Asset-Backed Funding Certificates
3.247% due 09/25/2036	76	76
3.267% due 10/25/2036	833	815
3.267% due 11/25/2036	476	458
3.267% due 01/25/2037	1,854	1,750
3.557% due 06/25/2034	4,859	3,975

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	268	266
3.257% due 12/25/2036	565	542
3.287% due 05/25/2037	701	688

Atrium CDO Corp.
3.225% due 06/27/2015	1,151	1,100

Aurum CLO 2002-1 Ltd.
3.221% due 04/15/2014	3,132	3,032

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	601	569
3.287% due 10/25/2036	734	626
4.207% due 08/25/2037	4,888	3,989

Capital Auto Receivables Asset Trust
3.408% due 03/15/2011	3,200	3,189
3.938% due 10/15/2012	3,100	3,026

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	$593	$569
3.307% due 06/25/2037	3,214	2,964
3.527% due 10/25/2035	519	493

Chase Credit Card Master Trust
2.598% due 02/15/2011	1,500	1,499

Chase Issuance Trust
2.508% due 02/15/2012	1,155	1,146
2.528% due 10/15/2012	2,200	2,138
2.738% due 09/15/2011	5,100	5,041
3.138% due 11/15/2011	14,500	14,385
3.238% due 08/17/2015	5,600	5,306
4.319% due 09/15/2015	15,000	14,962

Citibank Omni Master Trust
4.288% due 12/23/2013	30,500	30,330

Citigroup Mortgage Loan Trust, Inc.
3.247% due 12/25/2036	847	782
3.257% due 11/25/2036	148	147
3.267% due 05/25/2037	818	750
3.267% due 07/25/2045	797	725

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	1,141	1,131
3.257% due 01/25/2037	116	116
3.257% due 02/25/2037	1,420	1,345
3.257% due 03/25/2037	1,493	1,440
3.257% due 05/25/2037	5,042	4,898
3.257% due 06/25/2037	791	769
3.257% due 07/25/2037	887	841
3.257% due 12/25/2046	927	915
3.257% due 03/25/2047	1,243	1,216
3.257% due 05/25/2047	760	732
3.267% due 03/25/2037	1,345	1,309
3.267% due 09/25/2046	163	162
3.277% due 06/25/2037	688	662
3.287% due 06/25/2037	782	749
3.287% due 10/25/2037	651	621
3.307% due 09/25/2047	845	797
3.317% due 10/25/2046	2,727	2,644
3.367% due 02/25/2036	478	422
3.387% due 09/25/2036	769	710

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	703	676
3.297% due 12/25/2037	484	465
3.327% due 07/25/2037	323	302

Daimler Chrysler Auto Trust
3.337% due 10/08/2010	2,900	2,898
3.417% due 07/08/2011	1,500	1,492
3.967% due 09/10/2012	2,300	2,259

First Franklin Mortgage Loan Asset-Backed Certificates
3.237% due 07/25/2036	42	42
3.247% due 09/25/2036	352	343
3.247% due 01/25/2038	692	650
3.257% due 11/25/2036	9,691	9,120
3.257% due 12/25/2036	353	343
3.277% due 12/25/2037	647	625

First NLC Trust
3.277% due 08/25/2037	2,203	2,078

Ford Credit Auto Owner Trust
3.088% due 07/15/2010	5,582	5,577
3.688% due 12/15/2010	8,400	8,343
3.908% due 06/15/2012	34,000	33,139

Fremont Home Loan Trust
3.257% due 10/25/2036	594	568
3.267% due 01/25/2037	889	837
3.277% due 02/25/2037	1,730	1,696

GE-WMC Mortgage Securities LLC
3.247% due 08/25/2036	898	870

GSAA Trust
3.507% due 05/25/2047	700	270

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAMP Trust
3.277% due 09/25/2036	$1,316	$1,289
3.277% due 10/25/2036	141	132
3.277% due 12/25/2036	882	812

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	322	313
3.988% due 11/20/2036	1,691	1,626

Home Equity Asset Trust
3.267% due 05/25/2037	839	772

HSBC Asset Loan Obligation
3.267% due 12/25/2036	845	778

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	840	774
3.257% due 12/25/2036	4,599	4,291
3.267% due 05/25/2037	1,274	1,138

Indymac Residential Asset-Backed Trust
2.432% due 08/25/2036	1	1
3.257% due 11/25/2036	508	502
3.267% due 04/25/2037	488	477
3.287% due 07/25/2037	609	585
3.337% due 04/25/2047	541	522

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	511	497
2.541% due 11/25/2036	505	485
2.551% due 08/25/2036	1,103	1,050
3.257% due 08/25/2036	2,019	1,983
3.257% due 10/25/2036	820	777
3.267% due 04/25/2037	671	618
3.287% due 03/25/2037	647	604
3.317% due 08/25/2036	5,200	3,603

Lehman ABS Mortgage Loan Trust
3.297% due 06/25/2037	782	746

Lehman XS Trust
3.277% due 05/25/2046	201	195
3.287% due 04/25/2046	277	274
3.287% due 08/25/2046	1,254	1,235
3.287% due 11/25/2046	3,144	3,006
3.297% due 05/25/2046	998	980
3.327% due 11/25/2036	1,319	1,247
3.377% due 04/25/2046	700	658
3.447% due 09/25/2046	883	358

Long Beach Mortgage Loan Trust
3.247% due 07/25/2036	266	263
3.247% due 11/25/2036	496	480
3.267% due 10/25/2036	864	824
3.487% due 10/25/2034	835	643

MASTR Asset-Backed Securities Trust
3.247% due 08/25/2036	338	334
3.257% due 01/25/2037	522	414
3.267% due 11/25/2036	619	605
3.287% due 05/25/2037	615	575

MBNA Credit Card Master Note Trust
2.528% due 11/15/2012	1,400	1,364
2.668% due 10/17/2011	16,400	16,308

MBNA Master Credit Card Trust
2.648% due 08/15/2014	3,000	2,841

Merrill Lynch First Franklin Mortgage Loan Trust
3.267% due 06/25/2037	991	958

Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037	153	151
3.257% due 05/25/2037	1,362	1,342
3.277% due 08/25/2036	3,347	3,256
3.277% due 07/25/2037	1,669	1,629
3.287% due 09/25/2037	2,202	2,146

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	632	615
3.247% due 01/25/2037	803	758
3.257% due 09/25/2036	1,046	1,028
3.257% due 10/25/2036	519	507

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.257% due 11/25/2036	$1,184	$1,145
3.267% due 05/25/2037	1,497	1,394
3.327% due 02/25/2036	451	446

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	501	485

Morgan Stanley Mortgage Loan Trust
3.437% due 02/25/2037	700	278
5.750% due 04/25/2037	567	470

Nationstar Home Equity Loan Trust
3.267% due 03/25/2037	612	593
3.267% due 06/25/2037	726	705

New Century Home Equity Loan Trust
3.277% due 08/25/2036	365	363
3.387% due 05/25/2036	1,223	1,031

Option One Mortgage Loan Trust
3.257% due 01/25/2037	537	517

Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047	832	789

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	162	160
3.277% due 02/25/2037	626	585
3.287% due 10/25/2036	1,577	1,471
3.307% due 08/25/2046	488	470

Residential Asset Securities Corp.
3.267% due 01/25/2037	702	682
3.277% due 11/25/2036	1,414	1,390
3.287% due 10/25/2036	1,069	1,055
3.317% due 04/25/2037	736	680
3.327% due 04/25/2036	934	922

Saxon Asset Securities Trust
3.267% due 10/25/2046	1,895	1,854

Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037	805	760
3.257% due 09/25/2036	503	493
3.267% due 03/25/2036	52	52
3.267% due 12/25/2036	1,048	971
3.287% due 11/25/2036	721	694

SLC Student Loan Trust
2.784% due 02/15/2015	2,648	2,630

SLM Student Loan Trust
2.780% due 04/25/2014	848	841
2.790% due 10/27/2014	472	467
2.790% due 10/25/2016	324	323
2.790% due 07/25/2017	439	437
2.790% due 10/25/2018	627	619
2.840% due 10/25/2016	4,848	4,771
2.950% due 01/25/2017	454	449

Soundview Home Equity Loan Trust
3.257% due 10/25/2036	636	632
3.267% due 11/25/2036	1,404	1,351
3.267% due 12/25/2036	148	147
3.287% due 01/25/2037	451	441
3.287% due 06/25/2037	724	696
3.307% due 10/25/2036	188	186
4.007% due 10/25/2037	2,578	2,502

South Carolina Student Loan Corp.
3.311% due 09/02/2014	1,150	1,145
3.361% due 03/01/2018	1,800	1,760

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037	183	182
3.252% due 11/25/2037	509	488

Structured Asset Investment Loan Trust
3.257% due 07/25/2036	423	401

Structured Asset Securities Corp.
3.257% due 10/25/2036	2,452	2,328
3.287% due 01/25/2037	681	639
4.900% due 04/25/2035	572	379

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037		$714	$670
3.267% due 10/25/2036		858	811

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		413	402
3.307% due 03/25/2037		580	562

Total Asset-Backed Securities (Cost $336,070)			323,334

SOVEREIGN ISSUES 7.9%

Export-Import Bank of Korea
2.901% due 06/01/2009		27,800	27,580
3.047% due 11/16/2010		7,500	7,371
4.125% due 02/10/2009		2,900	2,893
4.500% due 08/12/2009		21,300	21,172

Korea Development Bank
2.919% due 10/31/2008		32,400	32,390
2.928% due 04/03/2010		38,600	38,164
3.092% due 11/22/2012		7,500	7,281
3.186% due 10/20/2009		62,238	62,266
3.875% due 03/02/2009		18,390	18,272
4.750% due 07/20/2009		30,760	30,771

Panama Government International Bond
9.375% due 04/01/2029		17,757	22,107

Philippine Government International Bond
8.375% due 03/12/2009		1,600	1,636

Russia Government International Bond
8.250% due 03/31/2010		28,147	29,153

Ukraine Government International Bond
6.450% due 08/05/2009		118,335	113,602

Total Sovereign Issues (Cost $423,540)			414,658

FOREIGN CURRENCY-DENOMINATED ISSUES 14.1%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	3,463

Bear Stearns Cos. LLC
5.316% due 09/26/2013	EUR	4,400	5,773

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	3,000	2,357
6.000% due 05/15/2045		11,250	8,579

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		758,882	354,236
10.000% due 01/01/2017		300,606	125,879

Colombia Government International Bond
9.850% due 06/28/2027	COP	78,362,000	33,130
12.000% due 10/22/2015		28,500,000	13,697

Countrywide Financial Corp.
5.363% due 11/23/2010	EUR	500	649

Countrywide Home Loans, Inc.
5.414% due 11/24/2008		1,250	1,751

Peru Government International Bond
12.250% due 08/10/2011	PEN	10,920	4,069

Poland Government International Bond
4.750% due 04/25/2012	PLN	200	79
5.250% due 10/25/2017		21,210	8,449
5.750% due 03/24/2010		202,449	83,120
5.750% due 09/23/2022		59,210	24,586
6.000% due 05/24/2009		89,000	36,754

SLM Corp.
5.158% due 12/15/2010	EUR	600	595

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	13,905	1,575

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	224,500	$19,924

Uruguay Government International Bond
3.700% due 06/26/2037 (c)	UYU	267,039	9,447

Total Foreign Currency-Denominated Issues (Cost $834,953)			738,112

		SHARES
COMMON STOCKS 0.0%

Mexico Government International Bond Warrants
0.000% due 10/09/2008		16,700	160

Total Common Stocks (Cost $384)			160

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.0%

CERTIFICATES OF DEPOSIT 1.0%

Barclays Bank PLC
2.912% due 08/10/2009		$17,000	16,936

Deutsche Bank NY
3.304% due 02/16/2010		700	700

Nordea Bank Finland PLC
2.474% due 04/09/2009		8,300	8,296

Skandinaviska Enskilda Banken AB
2.794% due 02/13/2009		4,600	4,593

Unicredito Italiano NY
3.088% due 05/15/2009		18,700	18,700

Wachovia Bank N.A.
2.758% due 10/03/2008		2,300	2,300

			51,525

COMMERCIAL PAPER 2.8%

Federal Home Loan Bank
0.100% due 10/07/2008		106,800	106,798

Royal Bank of Scotland Group PLC
2.870% due 11/10/2008		38,800	38,677

			145,475

REPURCHASE AGREEMENTS 5.9%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		286,600	286,600
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $290,889. Repurchase proceeds are $286,602.)

State Street Bank and Trust Co.
0.100% due 10/01/2008		7,510	7,510
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $7,665. Repurchase proceeds are $7,510.)
1.000% due 10/01/2008		17,469	17,469
(Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $17,822. Repurchase proceeds are $17,469.)

			311,579

See Accompanying Notes	Semiannual Report	September 30, 2008	31

Schedule of Investments  Developing Local Markets Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
POLAND TREASURY BILLS 1.5%
6.534% due 01/21/2009	PLN	200,000	$81,379

U.S. TREASURY BILLS 1.8%
1.068% due 10/16/2008 - 12/26/2008 (b)(d)		$94,000	93,574

Total Short-Term Instruments (Cost $699,139)			683,532

VALUE (000S)
PURCHASED OPTIONS (g) 0.0%
(Cost $39)	$6

Total Investments 103.8% (Cost $5,799,002)	$5,441,805

Other Assets and Liabilities (Net) (3.8%)	(201,185)

Net Assets 100.0%	$5,240,620

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $93,574 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Cash of $2,362 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	521	$(199)
90-Day Eurodollar December Futures	Long	12/2009	1,072	(1,341)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	270	(38)

				$(1,578)

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	$1,300	$(157)	$(65)	$(92)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	MLP	7.165%	2,000	(130)	0	(130)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	23,700	(19,978)	0	(19,978)
Ukraine Government International Bond 7.650% due 06/11/2013	0.730%	04/20/2009	HSBC	5.404%	7,500	(164)	0	(164)

						$(20,429)	$(65)	$(20,364)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$7,100	$39	$99	$(60)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	$300	$(2)	$(4)	$2

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.000%	01/02/2009	MSC	BRL	546,000	$(1,428)	$0	$(1,428)
Pay	1-Year BRL-CDI	14.120%	01/04/2010	BCLY		3,600	48	0	48
Pay	1-Year BRL-CDI	14.190%	01/04/2010	BCLY		4,000	56	0	56
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP		18,200	(59)	73	(132)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	BCLY		$628,800	4,247	660	3,587
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		22,100	(841)	(483)	(358)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		2,400	(107)	(221)	114
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		48,900	(2,180)	1,747	(3,927)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		13,100	(584)	201	(785)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		3,200	(143)	(262)	119
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		2,400	(107)	(227)	120
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		9,500	(423)	(611)	188
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		16,000	(713)	(1,104)	391
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	46,850	(66)	0	(66)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		46,850	(66)	0	(66)
Pay	6-Month CZK-PRIBOR	3.340%	01/10/2012	CITI	CZK	47,690	24	0	24
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	49,900	(309)	(936)	627
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	8,200	(34)	(181)	147
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		13,700	(57)	(343)	286
Receive	6-Month PLN-WIBOR	6.840%	12/16/2010	JPM	PLN	314,500	(2,168)	0	(2,168)
Receive	6-Month PLN-WIBOR	6.860%	12/16/2010	BCLY		184,400	(1,299)	0	(1,299)
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	7,000	40	0	40
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		17,100	0	0	0

							$(6,169)	$(1,687)	$(4,482)

(g)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$136.000	11/21/2008	168	$2	$1
Call - CBOT U.S. Treasury 30-Year Bond December Futures	158.000	11/21/2008	270	5	4

				$7	$5

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 5.000% due 10/01/2023	$105.500	10/13/2008	$27,000	$3	$0
Call - OTC Freddie Mac 5.500% due 10/01/2038	85.000	10/07/2008	73,000	9	0
Call - OTC Freddie Mac 6.000% due 10/01/2038	107.000	10/07/2008	2,400	0	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	178,600	20	1

				$32	$1

(h)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	4,328	27,810	2,938
Closing Buys	0	0	0
Expirations	(4,328)	(27,810)	(2,938)
Exercised	0	0	0

Balance at 09/30/2008	0	$0	$0

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Freddie Mac	6.000%	10/01/2038	$2,400	$2,424	$2,428
U.S. Treasury Notes	2.500%	03/31/2013	16,850	16,618	16,613

				$19,042	$19,041

(6)	Market value includes $17 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2008	33

Schedule of Investments  Developing Local Markets Fund   (Cont.)

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	47,368	04/2009	$0	$(234)	$(234)
Sell	ARS	MSC	142,207	11/2008	974	0	974
Buy	BRL	BCLY	47,458	10/2008	108	(19)	89
Sell		BCLY	5,457	10/2008	158	0	158
Buy		HSBC	67,720	10/2008	588	0	588
Sell		HSBC	100,622	10/2008	2,549	0	2,549
Sell		JPM	9,100	10/2008	218	0	218
Buy		BCLY	54,456	12/2008	0	(4,931)	(4,931)
Buy		DUB	25	12/2008	0	(2)	(2)
Buy		HSBC	118,029	12/2008	0	(3,850)	(3,850)
Sell		HSBC	85,517	12/2008	2,706	0	2,706
Buy		JPM	37,793	12/2008	0	(708)	(708)
Sell		JPM	11,106	12/2008	1,131	0	1,131
Buy		MSC	28,321	12/2008	0	(1,634)	(1,634)
Sell		MSC	825,205	12/2008	57,843	0	57,843
Buy		UBS	48,033	12/2008	0	(970)	(970)
Sell		UBS	72,315	12/2008	2,112	0	2,112
Buy	CLP	DUB	1,316,040	12/2008	0	(298)	(298)
Sell		DUB	10,710,000	12/2008	697	0	697
Buy		HSBC	37,432,444	12/2008	0	(10,832)	(10,832)
Buy		JPM	10,053,906	12/2008	0	(1,019)	(1,019)
Buy		MLP	6,515,616	12/2008	0	(1,121)	(1,121)
Buy		MSC	43,071,261	12/2008	0	(12,649)	(12,649)
Buy		RBC	16,613,428	12/2008	0	(3,603)	(3,603)
Sell	CNY	BCLY	185,780	10/2008	124	0	124
Sell		BOA	34,280	10/2008	3	0	3
Buy		DUB	209,751	10/2008	0	(12)	(12)
Sell		DUB	117,712	10/2008	116	0	116
Buy		JPM	238,651	10/2008	62	0	62
Sell		JPM	110,630	10/2008	85	0	85
Buy		BCLY	148,290	12/2008	0	(245)	(245)
Buy		DUB	54,140	12/2008	0	(67)	(67)
Buy		CITI	191,516	03/2009	549	0	549
Sell		CITI	141,898	03/2009	632	0	632
Buy		HSBC	2,552	03/2009	9	0	9
Buy		JPM	151,883	03/2009	397	(134)	263
Sell		JPM	68,270	03/2009	152	0	152
Buy		MLP	79,981	03/2009	0	(1,013)	(1,013)
Buy		CITI	226,861	05/2009	0	(1,523)	(1,523)
Sell		DUB	68,150	05/2009	181	0	181
Buy		JPM	249,412	05/2009	0	(2,318)	(2,318)
Buy		MSC	32,455	05/2009	0	(268)	(268)
Buy		BCLY	37,490	07/2009	0	(109)	(109)
Buy		JPM	329,174	07/2009	0	(2,673)	(2,673)
Buy		DUB	211,200	09/2009	0	(641)	(641)
Buy		JPM	128,014	09/2009	135	0	135
Buy	COP	CITI	137,190,912	12/2008	0	(4,235)	(4,235)
Sell		CITI	24,305,964	12/2008	1,853	0	1,853
Buy		DUB	5,243,725	12/2008	0	(638)	(638)
Sell		DUB	21,000,000	12/2008	519	0	519
Sell		JPM	23,106,666	12/2008	1,286	0	1,286
Buy		MSC	42,145,815	12/2008	0	(3,969)	(3,969)
Sell		MSC	4,035,000	12/2008	358	0	358
Sell	CZK	BCLY	385,804	12/2008	1,075	0	1,075
Buy		DUB	802,340	12/2008	951	(1,882)	(931)
Sell		DUB	595,134	12/2008	1,140	0	1,140
Buy		HSBC	4,731,834	12/2008	1,280	(17,876)	(16,596)
Sell		HSBC	2,970,695	12/2008	16,865	0	16,865
Buy		MSC	3,934,135	12/2008	2,243	(6,365)	(4,122)
Buy		RBS	375,962	12/2008	0	(1,133)	(1,133)
Sell		UBS	415,152	12/2008	242	(99)	143
Buy		CITI	27,855	05/2009	0	(115)	(115)
Buy	EUR	CITI	41,440	10/2008	135	0	135
Buy		JPM	3,740	10/2008	0	(232)	(232)
Buy		UBS	37,700	10/2008	0	(2,102)	(2,102)
Sell		JPM	24,258	11/2008	968	0	968
Sell		HSBC	24,258	12/2008	789	0	789
Buy	GBP	BCLY	283	10/2008	0	(16)	(16)
Sell		UBS	17,255	11/2008	595	0	595
Buy	HKD	BCLY	1,397,197	10/2008	569	0	569
Buy		CSFB	2,002,799	10/2008	684	0	684
Buy		DUB	1,239,641	10/2008	552	0	552

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	HSBC	1,470,343	10/2008	$482	$0	$482
Sell		HSBC	2,711,202	10/2008	1	(591)	(590)
Sell		BCLY	38,772	03/2009	0	(6)	(6)
Sell		CITI	387,528	03/2009	0	(39)	(39)
Buy		HSBC	1,402,463	03/2009	152	0	152
Sell		HSBC	254,893	03/2009	0	(44)	(44)
Buy	HUF	BNP	8,127,215	11/2008	0	(3,861)	(3,861)
Sell		BNP	3,873,428	11/2008	2,908	0	2,908
Buy		HSBC	10,139,361	11/2008	0	(9,576)	(9,576)
Sell		HSBC	6,170,534	11/2008	2,087	0	2,087
Sell		JPM	809,092	11/2008	673	0	673
Buy		UBS	2,038,604	11/2008	0	(1,616)	(1,616)
Sell		UBS	4,022,753	11/2008	3,009	0	3,009
Sell		BCLY	1,168,329	12/2008	378	0	378
Buy		DUB	7,205,659	12/2008	0	(3,282)	(3,282)
Buy		HSBC	2,707,264	12/2008	0	(2,409)	(2,409)
Buy		MSC	2,471,311	12/2008	0	(1,870)	(1,870)
Buy		UBS	4,277,354	12/2008	0	(2,722)	(2,722)
Sell		UBS	1,854,347	12/2008	256	0	256
Sell		HSBC	683,953	05/2009	129	0	129
Buy	IDR	BCLY	852,254,491	10/2008	8	(2,100)	(2,092)
Sell		BCLY	83,970,000	10/2008	127	0	127
Sell		CITI	47,890,000	10/2008	0	(60)	(60)
Buy		DUB	440,627,000	10/2008	275	0	275
Buy		HSBC	563,943,000	10/2008	290	0	290
Buy		JPM	11,707,044	10/2008	3	0	3
Sell		JPM	246,833,000	10/2008	131	0	131
Buy		MLP	11,340,175	10/2008	20	0	20
Sell		MLP	73,010,110	10/2008	144	0	144
Sell		UBS	48,800,000	03/2009	0	(27)	(27)
Buy	ILS	BCLY	192,884	11/2008	6,180	(61)	6,119
Sell		BCLY	130,074	11/2008	1,167	0	1,167
Buy		HSBC	405,901	11/2008	6,294	(3,108)	3,186
Sell		HSBC	23,400	11/2008	0	(800)	(800)
Buy		MSC	70,710	11/2008	895	0	895
Buy		UBS	73,637	11/2008	285	(473)	(188)
Buy	INR	BCLY	1,694,065	11/2008	0	(3,531)	(3,531)
Sell		BCLY	468,100	11/2008	53	(19)	34
Buy		DUB	235,277	11/2008	0	(786)	(786)
Buy		HSBC	596,328	11/2008	0	(2,009)	(2,009)
Buy		JPM	1,959,944	11/2008	0	(5,075)	(5,075)
Buy		MLP	592,835	11/2008	0	(1,278)	(1,278)
Sell		MSC	406	11/2008	0	0	0
Buy		RBS	532,592	11/2008	0	(1,020)	(1,020)
Sell		RBS	462,300	11/2008	157	0	157
Sell	JPY	BCLY	2,562,411	10/2008	147	0	147
Sell		CITI	170,201	10/2008	0	(1)	(1)
Sell		CSFB	127,981	10/2008	0	(1)	(1)
Sell		DUB	28,788	10/2008	0	(5)	(5)
Buy		RBS	3,250,894	10/2008	0	(421)	(421)
Sell		UBS	388,186	10/2008	0	(4)	(4)
Sell		BCLY	3,254,484	11/2008	59	0	59
Buy	KWD	BCLY	3,711	04/2009	0	(420)	(420)
Buy	MXN	JPM	8,339	10/2008	0	(36)	(36)
Sell		UBS	8,339	10/2008	26	0	26
Buy		BCLY	29,204	11/2008	0	(207)	(207)
Sell		BCLY	1,925,063	11/2008	10,397	0	10,397
Buy		CITI	1,334,500	11/2008	0	(1,687)	(1,687)
Sell		CITI	1,276,114	11/2008	3,202	0	3,202
Buy		DUB	2,118,928	11/2008	0	(8,705)	(8,705)
Sell		DUB	1,000,101	11/2008	2,883	0	2,883
Buy		HSBC	315,373	11/2008	0	(1,598)	(1,598)
Sell		HSBC	159,610	11/2008	494	0	494
Buy		JPM	2,653,581	11/2008	0	(4,514)	(4,514)
Sell		JPM	167,969	11/2008	527	0	527
Buy		MSC	1,073,755	11/2008	0	(5,351)	(5,351)
Sell		MSC	8,406	11/2008	35	0	35
Buy		RBC	1,323,417	11/2008	0	(4,051)	(4,051)
Buy		UBS	58,423	11/2008	0	(387)	(387)
Sell		UBS	7,587	11/2008	30	0	30
Buy		CITI	1,003,752	05/2009	0	(2,734)	(2,734)
Buy		DUB	1,000,101	05/2009	0	(2,666)	(2,666)
Buy		JPM	126,001	05/2009	0	(414)	(414)
Buy	MYR	BCLY	168,411	11/2008	0	(3,291)	(3,291)
Sell		BCLY	32,955	11/2008	318	0	318

See Accompanying Notes	Semiannual Report	September 30, 2008	35

Schedule of Investments  Developing Local Markets Fund   (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	CITI	89,048	11/2008	$0	$(2,570)	$(2,570)
Buy		DUB	242,649	11/2008	0	(5,369)	(5,369)
Sell		DUB	50,828	11/2008	176	0	176
Sell		HSBC	31,964	11/2008	307	0	307
Buy		JPM	160,200	11/2008	0	(2,725)	(2,725)
Sell		JPM	78,658	11/2008	778	0	778
Sell		UBS	63,027	11/2008	613	0	613
Sell		JPM	1,057	02/2009	13	0	13
Sell		CITI	17,115	04/2009	0	(27)	(27)
Buy	PEN	CITI	28,920	01/2009	0	(394)	(394)
Buy		DUB	143,905	01/2009	0	(2,057)	(2,057)
Buy		JPM	83,569	01/2009	0	(1,445)	(1,445)
Sell		JPM	29,650	01/2009	151	0	151
Buy		MSC	39,233	01/2009	0	(715)	(715)
Sell	PHP	BCLY	1,337,149	11/2008	711	0	711
Sell		CITI	239,150	11/2008	0	(84)	(84)
Sell		DUB	1,003,809	11/2008	508	0	508
Buy		HSBC	2,458,000	11/2008	0	(3,402)	(3,402)
Buy		JPM	2,529,500	11/2008	0	(3,064)	(3,064)
Sell		JPM	345,836	11/2008	157	0	157
Buy		BCLY	556,700	02/2009	0	(577)	(577)
Buy		CITI	443,191	02/2009	0	(65)	(65)
Sell		CITI	236,400	02/2009	0	(21)	(21)
Buy		DUB	289,436	02/2009	0	(366)	(366)
Buy		HSBC	669,790	02/2009	0	(728)	(728)
Buy		JPM	943,458	02/2009	0	(750)	(750)
Buy		MLP	211,600	02/2009	0	(279)	(279)
Buy		MSC	747,800	02/2009	0	(847)	(847)
Buy		RBS	207,100	02/2009	0	(276)	(276)
Buy		LEH	141,200	12/2010	0	(154)	(154)
Sell		LEH	141,200	12/2010	0	(79)	(79)
Sell	PLN	BCLY	219,220	11/2008	14,648	0	14,648
Buy		BNP	25,791	11/2008	0	(945)	(945)
Buy		DUB	93,809	11/2008	0	(4,188)	(4,188)
Sell		DUB	69,572	11/2008	3,394	0	3,394
Buy		HSBC	547,337	11/2008	0	(18,785)	(18,785)
Sell		HSBC	240,187	11/2008	11,917	0	11,917
Buy		JPM	181,879	11/2008	0	(5,700)	(5,700)
Sell		JPM	137,108	11/2008	3,861	0	3,861
Buy		RBS	230,000	11/2008	0	(8,376)	(8,376)
Sell		RBS	48,770	11/2008	153	0	153
Buy		UBS	180,797	11/2008	0	(7,766)	(7,766)
Sell		UBS	65,808	11/2008	3,877	0	3,877
Buy		BNP	49,561	05/2009	0	(1,822)	(1,822)
Buy		HSBC	107,361	05/2009	0	(3,949)	(3,949)
Buy		JPM	955	05/2009	0	(31)	(31)
Buy		RBS	90,287	05/2009	0	(3,346)	(3,346)
Buy		UBS	129,330	05/2009	0	(4,632)	(4,632)
Sell	RON	BCLY	100,065	11/2008	1,921	0	1,921
Buy		BOA	64,511	11/2008	0	(814)	(814)
Sell		BOA	40,026	11/2008	642	0	642
Sell		CITI	36,848	11/2008	839	0	839
Buy		HSBC	29,457	11/2008	138	0	138
Buy		JPM	136,905	11/2008	0	(2,307)	(2,307)
Sell		JPM	17,704	11/2008	111	(10)	101
Sell		MSC	14,496	11/2008	17	0	17
Sell		UBS	35,708	11/2008	241	0	241
Sell		BCLY	61,111	01/2009	2,487	0	2,487
Buy		HSBC	20,733	01/2009	0	(1,173)	(1,173)
Buy		JPM	15,715	01/2009	0	(947)	(947)
Buy	RUB	BCLY	741,942	11/2008	0	(1,304)	(1,304)
Sell		BCLY	545,504	11/2008	513	0	513
Buy		DUB	352,810	11/2008	0	(1,186)	(1,186)
Buy		HSBC	650,909	11/2008	0	(1,533)	(1,533)
Sell		HSBC	2,035,011	11/2008	2,854	0	2,854
Buy		JPM	1,659,655	11/2008	0	(4,038)	(4,038)
Sell		JPM	261,677	11/2008	426	0	426
Sell		RBS	261,677	11/2008	426	0	426
Buy		UBS	1,349,697	11/2008	0	(2,662)	(2,662)
Buy		DUB	4,551	05/2009	0	(14)	(14)
Buy		HSBC	2,300,000	05/2009	0	(7,264)	(7,264)
Buy		JPM	918,453	05/2009	0	(3,239)	(3,239)
Buy		RBS	97,282	05/2009	0	(286)	(286)
Buy	SAR	BCLY	48,427	04/2009	0	(196)	(196)
Buy		HSBC	194	04/2009	0	0	0

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	BCLY	8,007	10/2008	$0	$(230)	$(230)
Sell		CITI	105,362	10/2008	222	0	222
Buy		CSFB	35,753	10/2008	0	(1,126)	(1,126)
Buy		DUB	20,390	10/2008	0	(732)	(732)
Buy		JPM	132,490	10/2008	0	(4,466)	(4,466)
Buy		RBS	25,131	10/2008	0	(747)	(747)
Buy		UBS	38,710	10/2008	0	(1,209)	(1,209)
Buy		BCLY	109,023	11/2008	0	(3,569)	(3,569)
Sell		BCLY	71,310	11/2008	571	0	571
Buy		BOA	107,710	11/2008	0	(4,165)	(4,165)
Buy		CITI	87,796	11/2008	0	(1,438)	(1,438)
Buy		CSFB	58,957	11/2008	0	(253)	(253)
Buy		DUB	113,391	11/2008	0	(3,824)	(3,824)
Sell		DUB	48,918	11/2008	635	0	635
Buy		HSBC	21,919	11/2008	0	(335)	(335)
Sell		HSBC	45,357	11/2008	369	0	369
Buy		JPM	121,422	11/2008	0	(2,539)	(2,539)
Sell		JPM	15,065	11/2008	204	0	204
Buy		MSC	3,382	11/2008	0	(110)	(110)
Buy		UBS	110,040	11/2008	0	(4,120)	(4,120)
Sell		UBS	1,363	11/2008	54	0	54
Buy		CITI	105,362	12/2008	0	(277)	(277)
Sell		HSBC	13,600	12/2008	505	0	505
Buy		JPM	154,577	12/2008	0	(573)	(573)
Sell		BCLY	7,102	04/2009	10	0	10
Buy		CITI	18,757	04/2009	0	(43)	(43)
Buy		DUB	71,292	04/2009	0	(465)	(465)
Buy		JPM	22,058	04/2009	0	(54)	(54)
Buy		DUB	569	07/2009	0	(21)	(21)
Sell		DUB	569	07/2009	22	0	22
Buy	SKK	CITI	1,226,735	10/2008	3,715	0	3,715
Sell		DUB	1,885,559	10/2008	2,708	0	2,708
Buy		HSBC	283,824	10/2008	0	(1,430)	(1,430)
Buy		JPM	176,258	10/2008	0	(791)	(791)
Sell		JPM	1,238,719	10/2008	2,631	0	2,631
Buy		MSC	2,191,684	10/2008	6,761	0	6,761
Buy		DUB	1,131,336	12/2008	0	(1,942)	(1,942)
Sell		HSBC	421,111	12/2008	901	0	901
Buy		JPM	185,580	12/2008	0	(315)	(315)
Buy		DUB	754,224	01/2009	0	(700)	(700)
Buy		JPM	754,224	01/2009	0	(727)	(727)
Buy		MSC	286,345	01/2009	0	(1,197)	(1,197)
Sell	THB	BCLY	852,084	10/2008	53	(107)	(54)
Sell		CITI	535,234	10/2008	0	(37)	(37)
Buy		DUB	1,925,665	10/2008	0	(641)	(641)
Buy		HSBC	2,240,938	10/2008	0	(769)	(769)
Sell		HSBC	302,379	10/2008	40	0	40
Buy		JPM	132,830	10/2008	53	0	53
Sell		JPM	2,438,077	10/2008	0	(318)	(318)
Sell		UBS	171,660	10/2008	0	(69)	(69)
Buy		JPM	2,011,077	03/2009	192	0	192
Buy		LEH	801,617	12/2010	520	0	520
Sell		LEH	801,617	12/2010	0	(24)	(24)
Buy	TRY	BCLY	45,247	12/2008	869	0	869
Sell		BCLY	27,499	12/2008	205	(202)	3
Buy		CITI	119,696	12/2008	701	(746)	(45)
Buy		DUB	19,077	12/2008	555	0	555
Buy		HSBC	198,364	12/2008	3,542	(393)	3,149
Sell		HSBC	9,512	12/2008	0	(124)	(124)
Buy		JPM	284,609	12/2008	929	(2,824)	(1,895)
Sell		JPM	9,520	12/2008	0	(131)	(131)
Buy		MSC	35,546	12/2008	834	0	834
Sell		RBS	9,526	12/2008	0	(135)	(135)
Buy		UBS	15,180	12/2008	16	(637)	(621)
Sell		UBS	22,132	12/2008	0	(283)	(283)
Buy		UBS	6,643	03/2009	0	(99)	(99)
Buy		LEH	19,202	12/2010	985	0	985
Sell		LEH	19,202	12/2010	0	(329)	(329)
Buy	TWD	BCLY	2,091,627	02/2009	0	(3,100)	(3,100)
Sell		BCLY	125,322	02/2009	36	0	36
Sell		BOA	160,700	02/2009	0	(1)	(1)
Buy		DUB	932,100	02/2009	0	(1,474)	(1,474)
Sell		DUB	916,920	02/2009	1,024	0	1,024
Sell		HSBC	799,625	02/2009	116	0	116
Buy		MLP	1,494,300	02/2009	0	(2,038)	(2,038)

See Accompanying Notes	Semiannual Report	September 30, 2008	37

Schedule of Investments  Developing Local Markets Fund   (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TWD	MSC	936,800	02/2009	$0	$(1,461)	$(1,461)
Buy		UBS	475,700	02/2009	0	(745)	(745)
Sell		UBS	1,395,829	02/2009	1,207	0	1,207
Sell	UAH	CITI	157,739	10/2008	19	0	19
Buy		CSFB	41,713	10/2008	0	(72)	(72)
Sell		CSFB	25,175	10/2008	58	0	58
Buy		DUB	166,751	10/2008	0	(287)	(287)
Sell		DUB	25,550	10/2008	0	(15)	(15)
Buy	ZAR	BCLY	1,675,146	12/2008	591	(2,319)	(1,728)
Sell		BCLY	561,147	12/2008	1,207	0	1,207
Buy		CITI	60,633	12/2008	61	0	61
Buy		HSBC	202,201	12/2008	27	(378)	(351)
Sell		HSBC	244,314	12/2008	1,765	0	1,765
Buy		JPM	1,175,542	12/2008	1,108	(1,263)	(155)
Sell		JPM	63,786	12/2008	7	0	7
Buy		UBS	577,602	12/2008	30	(2,486)	(2,456)
Sell		UBS	65,054	12/2008	7	0	7

					$235,799	$(345,803)	$(110,004)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$5,428,068	$13,737	$5,441,805
Short Sales, at value	0	(19,024)	0	(19,024)
Other Financial Instruments ++	(1,579)	(134,907)	0	(136,486)

Total	$(1,579)	$5,274,137	$13,737	$5,286,295

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$25,720	$13,885	$136	$11	$(1,544)	$(24,471)	$13,737
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$25,720	$13,885	$136	$11	$(1,544)	$(24,471)	$13,737

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

38	PIMCO Funds	See Accompanying Notes

Schedule of Investments Diversified Income Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 4.8%

Amadeus Global Travel Distribution S.A.
4.486% due 04/08/2013	$2,417	$1,936
4.986% due 04/08/2014	2,417	1,946

Berry Plastics Holding Corp.
9.791% due 06/05/2014	4,950	4,026

Biomet, Inc.
6.762% due 03/25/2015	4,962	4,584

Boc Group, Inc.
4.810% due 05/31/2014	2,475	2,110

Community Health Systems, Inc.
4.000% due 07/25/2014	449	395
5.060% due 07/25/2014	6,666	5,866
5.954% due 07/25/2014	2,121	1,866

CSC Holdings, Inc.
4.569% due 03/30/2013	5,885	5,212

Daimler Finance North America LLC
6.820% due 08/03/2012	12,870	8,742

Dex Media West LLC
7.000% due 10/13/2014	474	413
7.770% due 10/13/2014	526	459

FCI Connectors
4.237% due 03/09/2013	1,869	1,659

Georgia-Pacific Corp.
4.219% due 12/20/2012	590	523
4.551% due 12/20/2012	716	634
4.567% due 12/20/2012	8,252	7,313

Goodyear Tire & Rubber Co.
4.540% due 04/30/2014	3,000	2,553

Hawaiian Telcom Communications, Inc.
6.262% due 06/01/2014	958	667

HCA, Inc.
6.012% due 11/18/2013	10,521	9,252

Health Management Associates, Inc.
5.512% due 02/28/2014	3,772	3,197

Ineos Group Holdings PLC
4.885% due 10/07/2013	2,460	1,969
5.385% due 10/07/2014	2,460	2,104
5.727% due 10/07/2012	229	191
5.952% due 10/07/2012	1,276	1,065

Las Vegas Sands Corp.
4.560% due 05/23/2014	3,960	3,015
5.520% due 05/23/2014	1,000	761

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	7,869	5,619

MGM Mirage
3.409% due 10/03/2011	400	358
3.418% due 10/03/2011	200	179
3.437% due 10/03/2011	240	215
3.671% due 10/03/2011	600	518
3.737% due 10/03/2011	200	173
3.805% due 10/03/2011	160	114
4.010% due 10/03/2011	200	173

NRG Energy, Inc.
2.701% due 02/01/2013	1,579	1,396
4.196% due 02/01/2013	863	762
4.346% due 02/01/2013	158	140
5.262% due 02/01/2013	3,717	3,284

Polypore, Inc.
4.730% due 05/15/2014	4,455	4,143

RH Donnelley Corp.
6.750% due 06/30/2011	673	598
7.200% due 06/30/2011	146	129

Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014	1,109	940
6.071% due 10/10/2014	70	59

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.302% due 10/10/2014	$5,339	$4,525
7.262% due 10/10/2014	61	52

Thompson Learning, Inc.
6.200% due 07/05/2014	5,955	4,898

Tribune Co.
5.786% due 05/30/2014	4,691	2,498

Total Bank Loan Obligations (Cost $123,218)		103,231

CORPORATE BONDS & NOTES 49.7%

BANKING & FINANCE 22.9%

AES Red Oak LLC
8.540% due 11/30/2019	2,503	2,503

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	166

Allstate Life Global Funding II
3.461% due 05/21/2010	5,400	5,374

American General Finance Corp.
6.900% due 12/15/2017	5,000	2,322

American Honda Finance Corp.
4.500% due 05/26/2009	500	497

American International Group, Inc.
2.895% due 10/18/2011	4,900	2,910
5.850% due 01/16/2018	13,600	6,836

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,998

Banco Santander Chile
3.164% due 12/09/2009	5,000	4,910

Bank of America Corp.
4.750% due 08/01/2015	1,400	1,193
5.750% due 12/01/2017	8,000	6,795
8.000% due 12/29/2049	16,600	13,157
8.125% due 12/29/2049	10,600	8,577

BankAmerica Institutional Capital A
8.070% due 12/31/2026	500	429

Barclays Bank PLC
5.450% due 09/12/2012	11,600	11,577
7.700% due 04/29/2049	19,600	17,273

Bear Stearns Cos. LLC
6.400% due 10/02/2017	18,500	17,306
6.950% due 08/10/2012	6,500	6,572

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	488

C5 Capital SPV Ltd.
6.196% due 12/01/2049	200	194

C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,300	2,107

Calabash Re Ltd.
13.719% due 01/08/2010	1,000	1,033

Citigroup Capital XXI
8.300% due 12/21/2077	10,675	7,956

Citigroup, Inc.
5.300% due 10/17/2012	275	245
6.000% due 02/21/2012	650	602
8.400% due 04/29/2049	23,900	16,298

Columbia University
6.875% due 12/15/2015	500	570

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	2,857

ConocoPhillips Canada Funding Co. I
5.300% due 04/15/2012	2,800	2,840

Credit Suisse New York
5.000% due 05/15/2013	8,500	7,885

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DBS Bank Ltd.
3.027% due 05/16/2017	$5,000	$4,257

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	7,032	6,223

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,300	2,341

Export-Import Bank of China
4.875% due 07/21/2015	2,050	1,919
5.250% due 07/29/2014	6,625	6,636

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,825	1,497

First Empire Capital Trust II
8.277% due 06/01/2027	500	424

Forest City Enterprises, Inc.
6.500% due 02/01/2017	1,000	770
7.625% due 06/01/2015	375	302

Foundation Re II Ltd.
9.557% due 11/26/2010	1,800	1,789

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	1,400	1,379

General Electric Capital Corp.
2.910% due 04/10/2012	13,000	12,683
4.800% due 05/01/2013	400	365
5.450% due 01/15/2013	5,000	4,676
5.625% due 09/15/2017	525	451
5.875% due 02/15/2012	500	485

Goldman Sachs Group, Inc.
4.750% due 07/15/2013	1,225	1,057
5.250% due 10/15/2013	2,400	2,021
5.700% due 09/01/2012	165	142
6.150% due 04/01/2018	5,200	4,331
6.750% due 10/01/2037	14,200	9,484
7.350% due 10/01/2009	500	485

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	1,500	1,054

HBOS PLC
5.920% due 09/29/2049	7,500	4,427

HCP, Inc.
6.700% due 01/30/2018	5,000	4,201

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	2,900	2,799

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	360

HSBC Capital Funding LP
4.610% due 12/31/2049	4,700	4,022

HSBC Finance Corp.
4.750% due 07/15/2013	120	108

HSBC Holdings PLC
6.500% due 05/02/2036	5,300	4,392
6.500% due 09/15/2037	125	106

ICICI Bank Ltd.
5.750% due 01/12/2012	2,100	1,889

Intergas Finance BV
6.375% due 05/14/2017	2,700	1,951
6.875% due 11/04/2011	1,800	1,620

International Lease Finance Corp.
4.950% due 02/01/2011	4,700	3,478
6.625% due 11/15/2013	2,000	1,227

JPMorgan Chase & Co.
4.750% due 05/01/2013	1,900	1,770
6.000% due 01/15/2018	5,000	4,567

KRATON Polymers LLC
8.125% due 01/15/2014	1,860	1,088

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	825	107
2.951% due 05/25/2010 (a)	100	13

See Accompanying Notes	Semiannual Report	September 30, 2008	39

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Longpoint Re Ltd.
8.069% due 05/08/2010	$4,700	$4,783

MBNA Capital B
3.601% due 02/01/2027	3,000	2,450

Merna Reinsurance Ltd.
4.412% due 07/07/2010	20,000	18,978

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	2,000	1,930
6.050% due 08/15/2012	8,000	7,508
6.875% due 04/25/2018	10,300	9,128

MetLife, Inc.
5.375% due 12/15/2012	45	44

Mirage Resorts, Inc.
7.250% due 08/01/2017	1,400	973

Morgan Stanley
5.750% due 08/31/2012	4,400	3,106
5.950% due 12/28/2017	2,400	1,506
6.000% due 04/28/2015	16,100	10,968

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	1,818

Mystic Re Ltd.
9.111% due 12/05/2008	1,100	1,100
11.811% due 12/05/2008	850	850
12.811% due 06/07/2011	700	716

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	300	300
4.750% due 03/01/2014	750	716
7.250% due 03/01/2012	4,815	5,002

Petroleum Export Ltd.
4.623% due 06/15/2010	1,555	1,543
5.265% due 06/15/2011	5,737	5,709

Petroleum Export Ltd. II
6.340% due 06/20/2011	3,706	3,692

Rabobank Capital Funding II
5.260% due 12/31/2049	2,860	2,650

Rabobank Nederland NV
3.209% due 05/19/2010	9,600	9,578

Residential Reinsurance 2007 Ltd.
9.561% due 06/06/2011	1,250	1,265
10.061% due 06/07/2010	15,500	15,839

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	500	485

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	7,420	5,316
7.175% due 05/16/2013	2,350	1,998

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	12,900	12,037

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	1,679

Swiss Bank Corp. NY
7.000% due 10/15/2015	500	486

Teco Finance, Inc.
6.750% due 05/01/2015	7,050	6,784

Tenneco, Inc.
8.625% due 11/15/2014	1,675	1,340
10.250% due 07/15/2013	617	637

Textron Financial Corp.
2.892% due 01/11/2010	11,000	10,801

TNB Capital L Ltd.
5.250% due 05/05/2015	570	523

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	793
6.625% due 03/20/2017	4,400	2,871
7.500% due 07/18/2016	7,050	5,024

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	$3,300	$3,006

UBS AG
3.714% due 05/05/2010	4,700	4,682
5.750% due 04/25/2018	1,850	1,612
5.875% due 12/20/2017	5,400	4,803

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,358

UBS Preferred Funding Trust V
6.243% due 05/12/2049	2,500	1,928

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	262

Universal City Development Partners
11.750% due 04/01/2010	500	484

Universal City Florida Holding Co. I & II
8.375% due 05/01/2010	500	485

Ventas Realty LP
6.500% due 06/01/2016	400	380
6.750% due 04/01/2017	2,635	2,503
8.750% due 05/01/2009	500	503
9.000% due 05/01/2012	800	838

Vita Capital III Ltd.
3.891% due 01/01/2011	3,150	3,050

Wachovia Bank N.A.
3.704% due 05/14/2010	19,800	16,215

Wachovia Corp.
5.250% due 08/01/2014	500	307

Wells Fargo & Co.
4.375% due 01/31/2013	9,000	8,281
5.250% due 10/23/2012	15,780	15,160

Wells Fargo Capital X
5.950% due 12/15/2036	2,800	2,309

Wells Fargo Capital XIII
7.700% due 12/29/2049	400	349

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	985

		488,792

INDUSTRIALS 20.9%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	50,550	49,539

AES El Salvador Trust
6.750% due 02/01/2016	11,800	9,890

Alcoa, Inc.
5.550% due 02/01/2017	5,000	4,473

Allison Transmission, Inc.
11.000% due 11/01/2015	600	525

America Movil SAB de C.V.
5.500% due 03/01/2014	3,380	3,185
5.750% due 01/15/2015	15,400	14,551

AmeriGas Partners LP
7.125% due 05/20/2016	5,075	4,568
7.250% due 05/20/2015	500	458

ARAMARK Corp.
6.301% due 02/01/2015	1,525	1,342
8.500% due 02/01/2015	4,470	4,224

ArvinMeritor, Inc.
8.125% due 09/15/2015	6,410	4,968
8.750% due 03/01/2012	1,760	1,487

Atlantic Richfield Co.
8.530% due 02/27/2012	500	563

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	932

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Biomet, Inc.
10.000% due 10/15/2017	$3,550	$3,639
10.375% due 10/15/2017 (b)	750	746
11.625% due 10/15/2017	5,425	5,479

BW GAS Ltd.
6.625% due 06/28/2017	760	783

C8 Capital SPV Ltd.
6.640% due 12/29/2049	22,900	21,218
6.640% due 12/31/2049	6,100	5,719

CBS Corp.
5.625% due 08/15/2012	3,500	3,298

Celestica, Inc.
7.875% due 07/01/2011	1,100	1,073

Chart Industries, Inc.
9.125% due 10/15/2015	1,300	1,339

Charter Communications Operating LLC
8.375% due 04/30/2014	2,900	2,574

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,250	2,031

Cisco Systems, Inc.
5.500% due 02/22/2016	500	481

Citic Resources Finance Ltd.
6.750% due 05/15/2014	600	458

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	500	504

Colorado Interstate Gas Co.
6.800% due 11/15/2015	2,300	2,189

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	331

Comcast Cable Communications LLC
7.125% due 06/15/2013	2,130	2,153

Comcast Corp.
5.300% due 01/15/2014	2,000	1,834
5.900% due 03/15/2016	2,900	2,660
6.500% due 01/15/2015	100	96

Community Health Systems, Inc.
8.875% due 07/15/2015	4,200	4,011

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	550	525

Con-way, Inc.
7.250% due 01/15/2018	5,000	4,802

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	2,400	1,944

Cox Communications, Inc.
7.125% due 10/01/2012	725	739

CSC Holdings, Inc.
7.875% due 02/15/2018	5,389	4,769
8.125% due 08/15/2009	25	25

CSX Corp.
5.600% due 05/01/2017	5,000	4,362

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	971

DaVita, Inc.
7.250% due 03/15/2015	1,400	1,337

Delhaize America, Inc.
8.050% due 04/15/2027	600	589

Delta Air Lines, Inc.
7.379% due 05/18/2010	3,123	3,037

Dex Media West LLC
8.500% due 08/15/2010	2,500	2,219
9.875% due 08/15/2013	2,980	1,855

Dow Chemical Co.
6.000% due 10/01/2012	250	253

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Dynegy Holdings, Inc.
7.750% due 06/01/2019	$3,630	$2,922
8.375% due 05/01/2016	6,270	5,486

EchoStar DBS Corp.
5.750% due 10/01/2008	3,900	3,900
7.125% due 02/01/2016	4,600	3,715

El Paso Corp.
7.000% due 06/15/2017	4,500	4,040
7.750% due 06/15/2010	300	305

Embraer Overseas Ltd.
6.375% due 01/24/2017	1,400	1,299

Energy Transfer Partners LP
5.650% due 08/01/2012	4,400	4,280

Ferrellgas Partners LP
8.750% due 06/15/2012	4,120	3,543

First Data Corp.
9.875% due 09/24/2015	6,815	5,358

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	7,070	4,914

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	742

Gaz Capital S.A.
6.212% due 11/22/2016	6,750	5,337
7.288% due 08/16/2037	10,000	7,150
8.625% due 04/28/2034	4,740	4,432

Gazprom International S.A.
7.201% due 02/01/2020	9,539	8,626

Georgia-Pacific LLC
7.000% due 01/15/2015	800	732
7.125% due 01/15/2017	4,250	3,814
8.000% due 01/15/2024	1,995	1,766

GTL Trade Finance, Inc.
7.250% due 10/20/2017	3,300	3,167

HCA, Inc.
7.190% due 11/15/2015	1,700	1,366
9.125% due 11/15/2014	4,175	4,071
9.250% due 11/15/2016	590	575
9.625% due 11/15/2016 (b)	3,300	3,143

Health Management Associates, Inc.
6.125% due 04/15/2016	290	233

Hertz Corp.
8.875% due 01/01/2014	2,350	2,039

Hewlett-Packard Co.
6.500% due 07/01/2012	500	526

HJ Heinz Co.
6.428% due 12/01/2020	5,100	5,109

Hospira, Inc.
4.950% due 06/15/2009	500	498

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,800	981

Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,544

ISA Capital do Brasil S.A.
7.875% due 01/30/2012	900	866
8.800% due 01/30/2017	2,200	2,118

Kohl’s Corp.
6.250% due 12/15/2017	5,000	4,628

Kraft Foods, Inc.
6.500% due 08/11/2017	2,000	1,928

Kroger Co.
7.000% due 05/01/2018	5,000	4,957

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,689

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mandalay Resort Group
9.375% due 02/15/2010	$1,534	$1,419

Marathon Global Funding Corp.
6.000% due 07/01/2012	500	509

Marks & Spencer PLC
6.250% due 12/01/2017	5,000	4,178

Masco Corp.
6.125% due 10/03/2016	5,000	4,351

McKesson Corp.
5.700% due 03/01/2017	5,000	4,727

MGM Mirage
7.500% due 06/01/2016	2,820	2,073

Miller Brewing Co.
5.500% due 08/15/2013	1,000	988

Nalco Co.
8.875% due 11/15/2013	400	401

New Albertson’s, Inc.
6.570% due 02/23/2028	800	636
7.450% due 08/01/2029	5,100	4,552
7.750% due 06/15/2026	2,150	1,983

Norampac Industries, Inc.
6.750% due 06/01/2013	1,170	883

Nortel Networks Ltd.
10.125% due 07/15/2013	7,750	4,979
10.750% due 07/15/2016	2,100	1,297

Northwest Airlines, Inc.
7.626% due 04/01/2010	1,013	912

Northwest Pipeline GP
7.000% due 06/15/2016	5,000	4,967

Novelis, Inc.
7.250% due 02/15/2015	661	578

Pemex Project Funding Master Trust
4.119% due 06/15/2010	700	690
9.375% due 12/02/2008	1	1

Petrobras International Finance Co.
6.125% due 10/06/2016	500	474

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	6,000	3,255

Quebecor Media, Inc.
7.750% due 03/15/2016	4,150	3,652

Qwest Communications International, Inc.
7.500% due 02/15/2014	11,225	9,766

RH Donnelley Corp.
8.875% due 10/15/2017	600	207

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	955

Rogers Cable, Inc.
6.750% due 03/15/2015	1,800	1,767

Rowan Cos., Inc.
5.880% due 03/15/2012	2,225	2,356

SandRidge Energy, Inc.
8.000% due 06/01/2018	3,725	3,222

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	2,672

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	481

SemGroup LP
8.750% due 11/15/2015 (a)	5,150	541

Sensata Technologies BV
8.000% due 05/01/2014	2,940	2,499

Station Casinos, Inc.
7.750% due 08/15/2016	1,450	794

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sungard Data Systems, Inc.
9.125% due 08/15/2013	$3,400	$3,077

Tesco PLC
5.500% due 11/15/2017	9,250	8,291

Tesoro Corp.
6.250% due 11/01/2012	190	167

Time Warner Cable, Inc.
5.850% due 05/01/2017	1,350	1,191

Time Warner, Inc.
6.875% due 05/01/2012	2,625	2,604

TRW Automotive, Inc.
7.000% due 03/15/2014	4,235	3,515
7.250% due 03/15/2017	2,200	1,749

Tyco International Group S.A.
6.375% due 10/15/2011	445	449
6.750% due 02/15/2011	500	508

United Airlines, Inc.
6.201% due 12/31/2049 (a)	157	152
7.336% due 01/02/2021	452	314
7.730% due 01/01/2012	507	501
10.850% due 02/19/2015 (a)	1,016	481

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,074
6.250% due 01/23/2017	3,700	3,474
8.250% due 01/17/2034	4,025	4,216

Valero Energy Corp.
6.125% due 06/15/2017	8,045	7,543
6.875% due 04/15/2012	1,550	1,593

Verso Paper Holdings LLC
9.125% due 08/01/2014	2,400	2,076

Viacom, Inc.
6.250% due 04/30/2016	5,000	4,507

Vitro SAB de C.V.
8.625% due 02/01/2012	3,500	2,783
9.125% due 02/01/2017	8,873	5,812

Walt Disney Co.
6.200% due 06/20/2014	500	519
6.375% due 03/01/2012	640	676

Williams Cos., Inc.
7.625% due 07/15/2019	925	912

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	3,070	2,633

XTO Energy, Inc.
7.500% due 04/15/2012	3,500	3,669

Yum! Brands, Inc.
6.250% due 03/15/2018	5,000	4,644

		447,442

UTILITIES 5.9%

AES Corp.
8.000% due 10/15/2017	3,575	3,244

AT&T Corp.
7.300% due 11/15/2011	947	984

Beaver Valley II Funding
9.000% due 06/01/2017	295	316

Cablevision Systems Corp.
4.238% due 03/30/2013	15	13
4.569% due 03/30/2013	15	13

Carolina Power & Light Co.
5.125% due 09/15/2013	750	750

CenturyTel, Inc.
6.000% due 04/01/2017	5,000	4,375

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	662

See Accompanying Notes	Semiannual Report	September 30, 2008	41

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Consumers Energy Co.
5.000% due 02/15/2012	$1,500	$1,444

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,472

Dominion Resources, Inc.
5.700% due 09/17/2012	260	258

Duke Energy Carolinas LLC
4.500% due 04/01/2010	1,250	1,259
5.300% due 10/01/2015	1,500	1,448
5.625% due 11/30/2012	225	228

Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015	9,000	9,836

Enel Finance International S.A.
5.700% due 01/15/2013	4,850	4,904

Energy Future Holdings Corp.
10.875% due 11/01/2017	6,725	6,103

FCI Connectors
4.200% due 03/09/2013	35	31

Frontier Communications Corp.
7.000% due 11/01/2025	400	246
7.875% due 01/15/2027	1,750	1,321

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	4,000	820

Homer City Funding LLC
8.734% due 10/01/2026	3,744	3,819

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	4,125	4,166

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	4,000	3,800

KT Corp.
4.875% due 07/15/2015	3,000	2,666

Majapahit Holding BV
7.250% due 10/17/2011	7,600	7,356
7.250% due 06/28/2017	400	354
7.750% due 10/17/2016	600	513
7.875% due 06/29/2037	400	298

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	298

Midwest Generation LLC
8.560% due 01/02/2016	355	365

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	882

Nevada Power Co.
5.875% due 01/15/2015	450	427
6.500% due 05/15/2018	6,050	5,735

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,321

Nextel Communications, Inc.
7.375% due 08/01/2015	4,625	3,054

NRG Energy, Inc.
7.375% due 02/01/2016	3,675	3,317
7.375% due 01/15/2017	330	301

Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	1,500	1,526

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	504

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	3,600	3,385

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,221

PSEG Power LLC
5.500% due 12/01/2015	900	813
6.950% due 06/01/2012	270	276

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Qwest Corp.
6.500% due 06/01/2017	$1,000	$805
7.250% due 09/15/2025	2,250	1,688
7.250% due 10/15/2035	1,365	976
7.500% due 06/15/2023	1,800	1,422
7.625% due 06/15/2015	1,250	1,094
8.875% due 03/15/2012	2,190	2,157

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	470	406

Reliant Energy, Inc.
6.750% due 12/15/2014	3,850	3,311
7.625% due 06/15/2014	3,725	2,812
7.875% due 06/15/2017	5,450	4,060

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,601

Sprint Capital Corp.
8.375% due 03/15/2012	850	766

Sprint Nextel Corp.
6.000% due 12/01/2016	5,200	4,010

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015	1,850	1,754

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	13,050	9,298

Verizon Communications, Inc.
5.250% due 04/15/2013	200	193
5.550% due 02/15/2016	400	369

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	462

Verizon New York, Inc.
6.875% due 04/01/2012	25	25

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	491

Virginia Electric and Power Co.
4.750% due 03/01/2013	245	236

		125,060

Total Corporate Bonds & Notes (Cost $1,229,628)		1,061,294

MUNICIPAL BONDS & NOTES 1.7%

Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	875

Arkansas State Northern Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	100	65

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	100	92

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	596

Chino Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2006
0.000% due 08/01/2023	850	321

Clovis, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2020	500	253

Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	500	505

East Bay, California Municipal Utility District Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 06/01/2032	8,415	7,957

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	$500	$427

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	2,300	1,958

Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	400	387

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	980	683
5.750% due 06/01/2047	800	589

Indiana State University Revenue Bonds, Series 2008
5.000% due 06/01/2038	600	555

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	498

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	900	851

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	400	381

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	1,800	1,653
5.000% due 07/01/2044	5,000	4,478

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	700	631
4.500% due 07/01/2023	800	707
4.500% due 07/01/2024	1,100	962

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	700	607

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	800	551
5.000% due 06/01/2041	130	82

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	700	648

New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	512

North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	600	557

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	4,000	3,029

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	468

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	450	319

University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	600	543

University of California Revenue Bonds, (FSA/FGIC Insured), Series 2007
5.000% due 05/15/2037	200	177
5.000% due 05/15/2041	400	362

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2036	700	656

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State General Obligation Bonds, Series 2008
5.000% due 01/01/2033	$400	$372

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	2,200	1,946

Total Municipal Bonds & Notes (Cost $40,188)		36,253

U.S. GOVERNMENT AGENCIES 20.9%

Fannie Mae
3.198% due 10/18/2030	16	15
3.707% due 03/25/2017	92	91
4.000% due 08/01/2018 - 08/01/2020 (g)	3,784	3,664
4.278% due 03/01/2044 (g)	149	149
4.500% due 02/01/2035 - 08/01/2035 (g)	2,107	1,998
5.000% due 12/01/2013 - 09/01/2038 (g)	28,553	27,995
5.000% due 02/25/2017 - 11/01/2038	54,511	53,058
5.133% due 04/01/2036 (g)	401	404
5.168% due 12/01/2036 (g)	221	222
5.280% due 03/01/2036 (g)	376	377
5.500% due 12/01/2032 - 07/01/2038 (g)	97,162	97,075
5.500% due 10/01/2038	223,000	222,129
5.820% due 09/01/2031 (g)	28	28
6.000% due 04/01/2016 - 10/01/2038	15,441	15,627
6.000% due 01/01/2023 (g)	75	76
6.061% due 02/01/2035 (g)	259	260
6.260% due 03/01/2011 (g)	378	387
6.500% due 08/01/2011 (g)	40	42
6.500% due 06/25/2028 - 12/01/2029	189	198
6.850% due 12/18/2027	216	224

Federal Farm Credit Bank
7.561% due 11/29/2049	500	322

Federal Home Loan Bank
4.060% due 08/25/2009	247	247

Freddie Mac
2.718% due 02/15/2019	6,581	6,416
2.988% due 09/15/2030	52	51
4.278% due 10/25/2044 - 02/25/2045	286	274
4.478% due 07/25/2044	444	405
5.000% due 06/15/2016 - 09/15/2024	803	806
5.314% due 05/01/2023	29	30
5.500% due 03/15/2017 - 09/15/2017	3,032	3,090
6.500% due 07/25/2043	19	20
7.000% due 06/15/2013	33	36
7.500% due 06/01/2024	7	8

Ginnie Mae
3.956% due 09/16/2021	352	350
4.045% due 07/16/2020	663	660
4.385% due 08/16/2030	1,397	1,394
4.500% due 08/15/2033 (g)	44	42
5.125% due 11/20/2023 - 11/20/2027 (g)	71	72
5.125% due 11/20/2026	20	20
5.149% due 06/16/2023	148	149
5.375% due 03/20/2026 - 05/20/2026 (g)	75	76
5.625% due 07/20/2026 (g)	39	39
6.569% due 09/16/2026	975	1,012
8.000% due 03/20/2030 (g)	86	94
8.500% due 07/20/2030 - 03/20/2031	18	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.250% due 12/20/2019 - 06/20/2021	$20	$22
9.500% due 07/15/2009 - 12/20/2020	6	7
10.000% due 07/15/2013	11	12

New Valley Generation I
7.299% due 03/15/2019	792	896

Private Export Funding Corp.
4.550% due 05/15/2015	750	747

Small Business Administration
4.340% due 03/01/2024	246	232
4.504% due 02/10/2014	82	79
5.130% due 09/01/2023	46	46
5.886% due 09/01/2011	250	253
6.030% due 02/10/2012	1,317	1,338
6.900% due 12/01/2020	914	950
7.150% due 03/01/2017	389	402
7.300% due 05/01/2017	268	277
7.640% due 03/01/2010	15	15

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,016

Total U.S. Government Agencies (Cost $443,412)		445,944

MORTGAGE-BACKED SECURITIES 7.4%

Adjustable Rate Mortgage Trust
4.988% due 01/25/2035	9,049	8,482
5.415% due 01/25/2036	714	605

American Home Mortgage Assets
3.417% due 10/25/2046	2,116	825

American Home Mortgage Investment Trust
5.660% due 09/25/2045	517	352

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	2,900	2,472
5.936% due 02/10/2051	4,400	3,772

Banc of America Funding Corp.
5.756% due 03/20/2036	548	441

Banc of America Mortgage Securities, Inc.
4.519% due 07/25/2034	602	566
5.436% due 02/25/2036	197	172

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	9,294	8,652
4.734% due 01/25/2034	18	17
4.837% due 01/25/2034	42	39
5.010% due 01/25/2035	128	115
5.474% due 05/25/2047	1,613	1,359
5.600% due 02/25/2033	94	88
5.732% due 02/25/2036	546	417
6.752% due 02/25/2033	10	10

Bear Stearns Alt-A Trust
3.427% due 12/25/2046	371	113
5.370% due 05/25/2035	130	110
5.471% due 08/25/2036	700	387
5.504% due 09/25/2035	2,556	2,062

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	500	511

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	66	66

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	1,200	1,029

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	209	199
4.683% due 08/25/2035	679	513
6.014% due 09/25/2037	2,691	1,882

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	657	635

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	$4,400	$3,821

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	3,183	1,941
3.398% due 07/20/2046	1,579	975
3.437% due 08/25/2046	446	183
3.468% due 09/20/2046	600	244
3.537% due 11/20/2035	639	409
3.855% due 12/25/2035	806	492
5.417% due 10/25/2035	490	423
5.750% due 03/25/2037	500	344
6.000% due 10/25/2032	5	4

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	318	206
3.507% due 04/25/2046	590	242
4.723% due 02/25/2034	2,192	2,111
4.822% due 04/20/2035	1,457	1,325
7.047% due 10/19/2032	8	8

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	500	420
5.681% due 02/15/2039	5,000	4,657

CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036	11,500	10,968
5.014% due 06/25/2033	947	926
5.435% due 09/15/2034	486	476

CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	800	595

Denver Arena Trust
6.940% due 11/15/2019	278	268

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018	559	530
5.500% due 12/25/2035	700	465
5.588% due 10/25/2035	476	311
6.300% due 07/25/2036	700	494

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	351	345

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	954

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	11,715

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	1,328	1,297

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	2,587	2,325
6.624% due 05/03/2018	600	629

GSR Mortgage Loan Trust
5.178% due 01/25/2036	665	584
5.346% due 11/25/2035	504	425

Homebanc Mortgage Trust
5.804% due 04/25/2037	565	459

Indymac Index Mortgage Loan Trust
3.447% due 07/25/2035	193	126
3.477% due 06/25/2037	665	280

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	14,800	14,040
5.336% due 05/15/2047	2,100	1,812
5.506% due 12/12/2044	4,985	4,648
5.794% due 02/12/2051	2,700	2,292
5.937% due 02/12/2049	1,600	1,367

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	3,300	2,776

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.658% due 10/15/2017	2,609	2,431

MASTR Adjustable Rate Mortgages Trust
3.447% due 05/25/2037	540	315
3.547% due 05/25/2047	500	179

See Accompanying Notes	Semiannual Report	September 30, 2008	43

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.137% due 08/25/2034	$202	$185
5.255% due 11/25/2033	82	83

MASTR Alternative Loans Trust
3.607% due 03/25/2036	1,245	684

Merrill Lynch Alternative Note Asset
5.648% due 06/25/2037	619	394

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	600	503

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	3,145	2,557

MLCC Mortgage Investors, Inc.
4.352% due 10/25/2035	4,757	4,445

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	8,697
5.692% due 04/15/2049	1,200	1,022
5.809% due 12/12/2049	4,200	3,589

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	246	211

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	384

Provident Funding Mortgage Loan Trust
4.498% due 08/25/2033	557	541

Residential Accredit Loans, Inc.
3.437% due 05/25/2037	862	294
5.714% due 02/25/2036	450	328

Residential Asset Securitization Trust
3.607% due 01/25/2046	2,681	1,668

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	688	592

Salomon Brothers Mortgage Securities VII, Inc.
3.707% due 05/25/2032	81	76

Structured Adjustable Rate Mortgage Loan Trust
5.344% due 01/25/2035	1,018	745
6.000% due 03/25/2036	484	322

Structured Asset Mortgage Investments, Inc.
3.427% due 05/25/2036	3,687	2,273
3.467% due 05/25/2046	551	231

Structured Asset Securities Corp.
4.763% due 06/25/2033	1,345	1,222

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	2,325	2,057

Wachovia Mortgage Loan Trust LLC
5.447% due 10/20/2035	514	436

WaMu Mortgage Pass-Through Certificates
3.555% due 02/25/2047	1,780	937
3.605% due 06/25/2047	632	274
3.747% due 12/25/2027	507	437
3.855% due 08/25/2046	1,074	612
3.948% due 02/27/2034	23	21
4.255% due 06/25/2042	18	17
4.559% due 06/25/2033	367	358
5.468% due 02/25/2037	1,780	1,497

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.615% due 04/25/2047	837	379
3.625% due 04/25/2047	797	340
3.695% due 05/25/2047	789	376

Washington Mutual MSC Mortgage Pass-Through Certificates
6.044% due 02/25/2033	7	7

Wells Fargo Mortgage-Backed Securities Trust
3.707% due 07/25/2037	1,192	1,040
4.992% due 12/25/2034	1,214	1,104
5.594% due 07/25/2036	719	581

Total Mortgage-Backed Securities (Cost $171,521)		159,247

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 1.4%

Aurum CLO 2002-1 Ltd.
3.221% due 04/15/2014	$4,567	$4,422

Chase Issuance Trust
3.138% due 11/15/2011	1,000	992

Countrywide Asset-Backed Certificates
3.317% due 10/25/2046	59	57

CPL Transition Funding LLC
6.250% due 01/15/2017	750	746

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	769

Ford Credit Auto Owner Trust
3.388% due 01/15/2011	4,000	3,958

GSAA Trust
3.507% due 03/25/2037	700	282
3.507% due 05/25/2047	700	270

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	638

JPMorgan Mortgage Acquisition Corp.
3.267% due 04/25/2037	336	309

Lehman XS Trust
3.437% due 06/25/2046	715	294

Morgan Stanley Mortgage Loan Trust
3.567% due 04/25/2037	700	354
5.726% due 10/25/2036	500	399

Public Service New Hampshire Funding LLC
5.730% due 11/01/2010	31	31

SLM Student Loan Trust
2.780% due 04/25/2014	1,256	1,246
2.950% due 01/25/2017	492	486
4.173% due 04/25/2023	13,900	13,952

Total Asset-Backed Securities (Cost $29,959)		29,205

SOVEREIGN ISSUES 7.3%

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,531
8.250% due 09/19/2027	570	621

Brazilian Government International Bond
8.750% due 02/04/2025	2,830	3,332
8.875% due 10/14/2019	8,400	9,870
8.875% due 04/15/2024	2,157	2,583

China Development Bank
5.000% due 10/15/2015	500	472

Colombia Government International Bond
7.375% due 01/27/2017	7,800	8,190
7.375% due 09/18/2037	3,900	3,914
8.250% due 12/22/2014	5,200	5,668
10.375% due 01/28/2033	275	375
10.750% due 01/15/2013	8,800	10,351
11.750% due 02/25/2020	725	1,006

Croatia Government International Bond
3.938% due 07/31/2010	56	55

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,036
10.250% due 11/08/2011	1,000	1,115

Hong Kong Government International Bond
5.125% due 08/01/2014	750	751

Indonesia Government International Bond
6.875% due 03/09/2017	5,700	5,244

Korea Development Bank
2.919% due 10/31/2008	500	500
3.092% due 11/22/2012	7,500	7,281
3.186% due 10/20/2009	1,600	1,601

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.300% due 01/17/2013		$700	$696
5.750% due 09/10/2013		385	355

Korea Expressway Corp.
4.875% due 04/07/2014		1,540	1,429
5.125% due 05/20/2015		750	689

Malaysia Government International Bond
8.750% due 06/01/2009		255	263

Mexico Government International Bond
8.000% due 09/24/2022		45	52

Panama Government International Bond
7.250% due 03/15/2015		2,325	2,424
8.875% due 09/30/2027		2,600	3,159
9.375% due 04/01/2029		1,705	2,123

Peru Government International Bond
6.550% due 03/14/2037		320	295
8.375% due 05/03/2016		3,870	4,141
8.750% due 11/21/2033		1,000	1,195

Philippine Government International Bond
6.375% due 01/15/2032		14,900	13,876
7.750% due 01/14/2031		1,100	1,160

Poland Government International Bond
4.000% due 10/27/2024		55	52

Russia Government International Bond
7.500% due 03/31/2030		9,432	9,670

South Africa Government International Bond
5.875% due 05/30/2022		750	638
6.500% due 06/02/2014		7,500	7,369
7.375% due 04/25/2012		2,730	2,802

Ukraine Government International Bond
7.650% due 06/11/2013		9,975	8,329

Uruguay Government International Bond
7.625% due 03/21/2036		1,000	955
8.000% due 11/18/2022		9,471	9,519
9.250% due 05/17/2017		100	113

Venezuela Government International Bond
3.791% due 04/20/2011		1,500	1,233
6.000% due 12/09/2020		6,200	3,549
8.500% due 10/08/2014		2,000	1,580
10.750% due 09/19/2013		80	74

Vietnam Government International Bond
4.000% due 03/12/2028		10,000	6,885
6.875% due 01/15/2016		3,000	2,865

Total Sovereign Issues (Cost $164,983)			155,986

FOREIGN CURRENCY-DENOMINATED ISSUES 16.1%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	880

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	1,500	2,123

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	3,866

BCM Ireland Finance Ltd.
9.965% due 08/15/2016		2,400	2,593

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	5,892

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	4,000	3,198
6.000% due 08/15/2024		26,700	21,570
6.000% due 05/15/2045		4,000	3,049

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		86,119	40,205
10.000% due 01/01/2017		31,740	13,291

Brazilian Government International Bond
12.500% due 01/05/2016		1,000	548
12.500% due 01/05/2022		5,200	2,815

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	$4,683

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	2,331

Codere Finance Luxembourg S.A.
8.250% due 06/15/2015		1,500	1,584

Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	4,806

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,480

Eircom Group PLC
6.881% due 08/15/2014		1,750	2,184
7.131% due 08/15/2015		1,750	2,194

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,481

Gaz Capital S.A.
5.440% due 11/02/2017	EUR	200	200
5.875% due 06/01/2015		14,000	14,930
7.800% due 09/27/2010		3,500	4,766

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	4,840

Green Valley Ltd.
8.562% due 01/10/2011		1,300	1,826

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	1,746

HBOS PLC
4.875% due 03/29/2049	EUR	3,480	3,313

HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,159

Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	1,424

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	1,914

JSG Holding PLC
6.390% due 01/12/2013	EUR	157	194
6.408% due 01/12/2013		92	113
6.408% due 11/29/2013		32	40
6.640% due 01/12/2014		225	278
6.658% due 01/12/2014		107	133
6.658% due 02/18/2015		528	654
6.834% due 01/12/2013		322	398
6.839% due 01/12/2013		215	265
6.848% due 01/12/2013		430	530
6.996% due 02/18/2014		752	927
7.084% due 01/12/2014		112	139
7.088% due 01/12/2014		225	278
7.098% due 01/12/2014		384	475
7.131% due 01/12/2014		127	158
7.246% due 11/29/2014		135	167
7.267% due 11/29/2014		157	195

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	2,250	$1,932

Mexican Bonos
7.250% due 12/15/2016	MXN	52,000	4,438
8.000% due 12/17/2015		121,000	10,820

Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	2,144

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	930

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	943

Nordic Telephone Co. Holdings ApS
6.386% due 11/30/2013	EUR	2,991	3,901
6.636% due 11/30/2014		3,581	4,700
8.250% due 05/01/2016		3,300	3,902

OI European Group BV
6.875% due 03/31/2017		820	993

PagesJaunes Groupe
6.260% due 01/11/2014		4,000	4,698

Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	15,250

Punch Taverns Finance PLC
6.468% due 04/15/2033	GBP	7,300	7,763

Pylon Ltd.
6.469% due 12/18/2008	EUR	1,500	2,099

QBE International Holdings PLC
9.535% due 08/03/2020	AUD	3,000	2,322

Republic of Germany
3.750% due 01/04/2017	EUR	20,000	27,692
4.750% due 07/04/2028		7,900	11,296

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	2,963

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	2,376
9.644% due 04/06/2011		3,129	4,945

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,365

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	100,000	937
1.464% due 12/31/2049		100,000	915
4.375% due 10/27/2014	EUR	3,500	4,817

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	138,600	12,301

Unitymedia Hessen GmbH & Co. KG
7.836% due 04/15/2013	EUR	2,825	3,540

UPC Broadband Holding BV
6.513% due 12/31/2014		6,456	7,397

UPC Holding BV
7.750% due 01/15/2014		2,300	2,631

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Uruguay Government International Bond
3.700% due 06/26/2037 (d)	UYU	23,365	$827
5.000% due 09/14/2018 (d)		32,608	1,559
6.875% due 01/19/2016	EUR	13,000	17,798

Veolia Environnement
4.875% due 05/28/2013		3,460	4,721

Virgin Media Finance PLC
8.750% due 04/15/2014		2,300	2,501

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	2,947

Total Foreign Currency-Denominated Issues (Cost $384,741)			346,198

SHORT-TERM INSTRUMENTS 11.8%

COMMERCIAL PAPER 2.1%

Federal Home Loan Bank
0.100% due 10/07/2008		$44,300	44,299

REPURCHASE AGREEMENTS 6.3%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		128,600	128,600
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $131,031. Repurchase proceeds are $128,601.)

State Street Bank and Trust Co.
1.000% due 10/01/2008		6,687	6,687
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 0.000% due 10/01/2008 valued at $6,825. Repurchase proceeds are $6,687.)

			135,287

U.S. TREASURY BILLS 3.4%
1.255% due 11/28/2008 - 12/26/2008 (c)(e)(f)		72,240	71,743

Total Short-Term Instruments (Cost $251,655)			251,329

PURCHASED OPTIONS (j) 0.6%
(Cost $10,412)			12,253

Total Investments 121.7% (Cost $2,849,717)			$2,600,940

Written Options (k) (0.2%) (Premiums $3,081)			(3,327)

Other Assets and Liabilities (Net) (21.5%)			(460,914)

Net Assets 100.0%			$2,136,699

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $62,306 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $1,693 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $16,172 at a weighted average interest rate of 2.965%. On September 30, 2008, securities valued at $133,001 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2008	45

Schedule of Investments  Diversified Income Fund  (Cont.)

(h)	Cash of $19,661 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	20	$79
90-Day Eurodollar December Futures	Long	12/2008	423	(302)
90-Day Eurodollar December Futures	Long	12/2009	10,328	3,341
Euro-Bobl December Futures	Long	12/2008	22	24
Euro-Bund 10-Year Bond December Futures	Long	12/2008	168	150
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,892	(906)

				$2,386

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc. 5.550% due 02/01/2017	(0.560%)	03/20/2017	BOA	1.658%	$5,000	$353	$0	$353
American General Finance Corp. 6.900% due 12/15/2017	(1.370%)	12/20/2017	MLP	9.139%	2,500	1,103	0	1,103
American General Finance Corp. 6.900% due 12/15/2017	(1.300%)	12/20/2017	RBS	9.139%	2,500	1,109	0	1,109
American International Group, Inc. 6.250% due 05/01/2036	(5.000%)	03/20/2013	DUB	14.972%	2,200	568	462	106
Argentina Government International Bond 8.280% due 12/31/2033	(3.700%)	08/20/2016	BCLY	9.904%	2,000	532	0	532
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(1.500%)	12/20/2017	RBS	1.400%	5,000	(37)	0	(37)
CenturyTel, Inc. 6.000% due 04/01/2017	(0.595%)	06/20/2017	BOA	1.678%	5,000	361	0	361
Con-way, Inc. 7.250% due 01/15/2018	(1.834%)	03/20/2018	BOA	2.500%	5,000	212	0	212
CSX Corp. 5.600% due 05/01/2017	(0.880%)	06/20/2017	UBS	1.549%	5,000	224	0	224
Cytec Industries, Inc. 6.000% due 10/01/2015	(1.000%)	12/20/2015	DUB	0.866%	1,000	(9)	0	(9)
HCP, Inc. 6.700% due 01/30/2018	(1.227%)	03/20/2018	BOA	3.382%	5,000	666	0	666
International Lease Finance Corp. 6.625% due 11/15/2013	(1.540%)	12/20/2013	BCLY	8.310%	2,000	442	0	442
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.500%)	12/20/2017	BNP	1.400%	1,000	63	0	63
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.540%)	12/20/2017	DUB	1.400%	4,000	242	0	242
Knight, Inc. 6.500% due 09/01/2012	(1.530%)	03/20/2011	DUB	1.249%	4,000	(28)	0	(28)
Kohl’s Corp. 6.250% due 12/15/2007	(0.786%)	12/20/2017	BOA	1.298%	5,000	179	0	179
Korea Development Bank 5.750% due 09/10/2013	(0.940%)	03/20/2013	MSC	3.371%	2,700	250	0	250
Kraft Foods, Inc. 6.500% due 08/11/2017	(0.590%)	09/20/2017	DUB	1.008%	2,000	59	0	59
Kroger Co. 7.000% due 05/01/2018	(0.550%)	06/20/2018	JPM	0.683%	5,000	50	0	50
Ltd. Brands, Inc. 6.125% due 12/01/2012	(2.410%)	09/20/2017	GSC	3.100%	2,000	81	0	81
Marks & Spencer PLC 6.250% due 12/01/2017	(0.950%)	12/20/2017	RBS	2.926%	5,000	637	0	637
Masco Corp. 6.125% due 10/03/2016	(0.915%)	12/20/2016	CSFB	2.560%	5,000	479	0	479
McKesson Corp. 5.700% due 03/01/2017	(0.380%)	03/20/2017	BOA	0.492%	5,000	39	0	39
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.585%)	06/20/2012	MSC	1.537%	4,000	128	0	128
Morgan Stanley 6.000% due 04/28/2015	(1.040%)	06/20/2015	BCLY	9.326%	500	146	0	146
Morgan Stanley 6.000% due 04/28/2015	(1.200%)	06/20/2015	BOA	9.326%	200	57	0	57
Morgan Stanley 6.000% due 04/28/2015	(1.210%)	06/20/2015	BOA	9.326%	100	29	0	29
Sprint Nextel Corp. 6.000% due 12/01/2016	(1.125%)	12/20/2016	BEAR	3.750%	5,000	733	0	733
Tesoro Corp. 6.250% due 11/01/2012	(2.950%)	12/20/2012	BOA	3.676%	190	5	0	5
Textron Financial Corp. 3-Month USD-LIBOR plus 0.100% due 01/11/2010	(0.090%)	03/20/2010	MSC	3.664%	15,000	746	0	746
Time Warner, Inc. 5.875% due 11/15/2016	(0.830%)	12/20/2016	JPM	1.440%	5,000	196	0	196
Viacom, Inc. 6.250% due 04/30/2016	(0.900%)	06/20/2016	MSC	1.690%	5,000	241	0	241
Yum! Brands, Inc. 6.250% due 03/15/2018	(0.820%)	03/20/2018	DUB	1.282%	5,000	165	0	165

						$10,021	$462	$9,559

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	1.950%	03/20/2013	BCLY	14.972%		$2,800	$(946)	$0	$(946)
American International Group, Inc. 6.250% due 05/01/2036	1.975%	03/20/2013	RBS	14.972%		5,400	(1,820)	0	(1,820)
Argentina Government International Bond 8.280% due 12/31/2033	2.540%	08/20/2011	BCLY	9.951%		4,000	(675)	0	(675)
Bank of America Corp. 7.400% due 01/15/2011	0.160%	06/20/2011	UBS	1.821%		12,000	(502)	0	(502)
Brazilian Government International Bond 12.250% due 03/06/2030	1.360%	08/20/2011	BCLY	1.301%		1,800	6	0	6
Brazilian Government International Bond 12.250% due 03/06/2030	1.370%	08/20/2011	BCLY	1.301%		1,800	6	0	6
Brazilian Government International Bond 12.250% due 03/06/2030	1.470%	02/20/2017	MSC	2.132%		700	(29)	0	(29)
Celestica, Inc. 7.875% due 07/01/2011	2.850%	09/20/2011	BCLY	3.815%		2,100	(52)	0	(52)
CEMEX SAB de C.V. 9.625% due 10/01/2009	1.050%	12/20/2016	JPM	3.803%		1,500	(229)	0	(229)
Chesapeake Energy Corp. 6.875% due 01/15/2016	1.000%	06/20/2012	CSFB	3.090%		3,700	(251)	0	(251)
Chesapeake Energy Corp. 6.875% due 01/15/2016	1.710%	09/20/2012	CSFB	3.186%		5,650	(285)	0	(285)
Citigroup, Inc. 7.250% due 10/01/2010	0.163%	06/20/2011	MSC	3.888%		12,000	(1,095)	0	(1,095)
Codere Finance S.A. 8.250% due 06/15/2015	3.920%	12/20/2012	GSC	8.064%	EUR	1,700	(287)	0	(287)
Codere Finance S.A. 8.250% due 06/15/2015	4.150%	12/20/2012	JPM	8.064%		1,500	(239)	0	(239)
Colombia Government International Bond 10.375% due 01/28/2033	1.070%	01/20/2012	UBS	1.643%		$1,000	(15)	0	(15)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%		48,100	(101)	0	(101)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	12/20/2010	UBS	28.285%		4,400	(1,393)	(1,100)	(293)
France Telecom S.A. 7.250% due 01/28/2013	0.330%	09/20/2011	UBS	0.756%	EUR	3,900	(64)	0	(64)
France Telecom S.A. 7.250% due 01/28/2013	0.325%	09/20/2011	WAC	0.756%		3,900	(65)	0	(65)
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	0.910%	06/20/2012	BOA	1.633%		$1,800	(44)	0	(44)
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	0.890%	06/20/2012	MSC	1.633%		5,950	(148)	0	(148)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	12/20/2012	DUB	6.175%		3,540	(552)	0	(552)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.235%	06/20/2012	MSC	4.702%		4,000	(536)	0	(536)
Indonesia Government International Bond 6.750% due 03/10/2014	2.320%	12/20/2016	BCLY	4.066%		3,000	(309)	0	(309)
Indonesia Government International Bond 6.750% due 03/10/2014	1.390%	12/20/2011	RBS	3.088%		5,000	(246)	0	(246)
Indonesia Government International Bond 6.750% due 03/10/2014	1.525%	12/20/2011	RBS	3.088%		3,000	(136)	0	(136)
Indonesia Government International Bond 6.750% due 03/10/2014	2.385%	09/20/2016	RBS	4.036%		700	(67)	0	(67)
JPMorgan Chase & Co. 6.750% due 02/01/2011	0.210%	06/20/2011	UBS	1.665%		12,000	(439)	0	(439)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%		11,000	3	0	3
JSC Gazprom 8.625% due 04/28/2034	1.490%	09/20/2017	DUB	4.798%		5,000	(983)	0	(983)
JSC Gazprom 8.625% due 04/28/2034	1.380%	12/20/2008	MSC	3.467%		33,800	(25)	0	(25)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%		7,900	(1)	0	(1)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted		4,700	(3,962)	0	(3,962)
Mexico Government International Bond 11.500% due 05/15/2026	1.280%	02/20/2009	MSC	0.038%		900	6	0	6
Mexico Government International Bond 11.500% due 05/15/2026	2.070%	09/20/2013	MSC	1.476%		530	14	0	14
Mexico Government International Bond 11.500% due 05/15/2026	2.170%	09/20/2013	MSC	1.476%		120	4	0	4
Mexico Government International Bond 7.500% due 04/08/2033	2.050%	09/20/2013	GSC	1.476%		210	6	0	6
Mexico Government International Bond 7.500% due 04/08/2033	0.920%	03/20/2016	JPM	1.668%		650	(30)	0	(30)
Mexico Government International Bond 7.500% due 04/08/2033	0.695%	01/20/2017	UBS	1.726%		500	(33)	0	(33)
Peru Government International Bond 8.750% due 11/21/2033	1.960%	10/20/2016	MSC	2.253%		600	(6)	0	(6)
Petroleos Mexicanos 9.500% due 09/15/2027	0.880%	04/20/2011	BCLY	1.322%		11,500	(77)	0	(77)
Petroleos Mexicanos 9.500% due 09/15/2027	1.200%	04/20/2016	BCLY	2.079%		3,900	(186)	0	(186)
Petroleos Mexicanos 9.500% due 09/15/2027	1.000%	09/20/2017	DUB	2.166%		5,000	(395)	0	(395)
Philippine Government International Bond 10.625% due 03/16/2025	1.920%	09/20/2012	BCLY	2.622%		2,500	(61)	0	(61)
Philippine Government International Bond 10.625% due 03/16/2025	2.510%	09/20/2017	BCLY	3.447%		1,000	(60)	0	(60)

See Accompanying Notes	Semiannual Report	September 30, 2008	47

Schedule of Investments  Diversified Income Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Philippine Government International Bond 10.625% due 03/16/2025	2.530%	09/20/2017	BCLY	3.447%		$1,000	$(59)	$0	$(59)
Philippine Government International Bond 10.625% due 03/16/2025	1.770%	12/20/2017	CITI	3.474%		5,200	(581)	0	(581)
Philippine Government International Bond 10.625% due 03/16/2025	2.500%	09/20/2017	DUB	3.447%		4,500	(273)	0	(273)
Philippine Government International Bond 10.625% due 03/16/2025	2.440%	09/20/2017	MSC	3.447%		300	(19)	0	(19)
Philippine Government International Bond 10.625% due 03/16/2025	2.260%	06/20/2013	UBS	2.874%		3,800	(71)	0	(71)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	2.000%	10/20/2012	MSC	7.135%		3,000	(469)	0	(469)
Russia Government International Bond 7.500% due 03/31/2030	1.650%	07/20/2011	BCLY	7.047%		3,900	(489)	0	(489)
Russia Government International Bond 7.500% due 03/31/2030	1.870%	10/20/2012	CSFB	7.135%		1,400	(225)	0	(225)
Russia Government International Bond 7.500% due 03/31/2030	3.000%	09/04/2013	GSC	2.646%		810	14	0	14
Russia Government International Bond 7.500% due 03/31/2030	2.950%	09/05/2013	GSC	2.646%		350	5	0	5
Russia Government International Bond 7.500% due 03/31/2030	2.750%	09/17/2013	GSC	2.648%		200	1	0	1
Russia Government International Bond 7.500% due 03/31/2030	3.150%	08/19/2013	JPM	2.644%		200	5	0	5
Russia Government International Bond 7.500% due 03/31/2030	2.310%	01/21/2014	MLP	2.667%		4,500	(51)	0	(51)
SLM Corp. 5.125% due 08/27/2012	0.820%	06/20/2012	BOA	18.078%		4,500	(1,609)	0	(1,609)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	MLP	36.836%		3,350	(1,649)	(527)	(1,122)
Telecom Italia Finance S.A. 6.250% due 02/01/2012	0.520%	09/20/2011	UBS	1.931%	EUR	3,900	(208)	0	(208)
Telecom Italia Finance S.A. 6.250% due 02/01/2012	0.525%	09/20/2011	WAC	1.931%		3,900	(208)	0	(208)
Ukraine Government International Bond 7.650% due 06/11/2013	1.450%	02/20/2012	JPM	6.843%		$5,000	(755)	0	(755)
Ukraine Government International Bond 7.650% due 06/11/2013	1.500%	01/20/2012	MLP	6.817%		2,000	(289)	0	(289)
Ukraine Government International Bond 7.650% due 06/11/2013	1.590%	04/20/2012	MSC	6.889%		11,700	(1,735)	0	(1,735)
Ukraine Government International Bond 7.650% due 06/11/2013	1.380%	05/20/2012	MSC	6.906%		5,400	(865)	0	(865)
Uruguay Government International Bond 7.875% due 01/15/2033	1.050%	01/20/2012	DUB	1.733%		3,000	(56)	0	(56)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%		3,100	(23)	0	(23)
Wachovia Corp. 5.625% due 12/15/2008	0.160%	06/20/2011	BNP	5.316%		17,200	(2,112)	0	(2,112)
Wells Fargo & Co. 2.995% due 10/28/2015	0.800%	09/20/2009	UBS	1.000%		2,800	0	0	0

							$(28,020)	$(1,627)	$(26,393)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$33,400	$184	$(357)	$541
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	6,600	37	(3)	40
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	JPM	22,200	123	(409)	532
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	44,800	247	(449)	696

					$591	$(1,218)	$1,809

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	0.540%	07/25/2045	CITI	$9,000	$(6,880)	$(236)	$(6,644)
ABX.HE A 06-2 Index	0.440%	05/25/2046	CITI	9,500	(8,590)	(647)	(7,943)
ABX.HE A 06-2 Index	0.440%	05/25/2046	GSC	9,000	(8,141)	(608)	(7,533)
ABX.HE A 06-2 Index	0.440%	05/25/2046	UBS	9,500	(8,575)	(647)	(7,928)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY	19,200	(369)	(341)	(28)
CDX.EM-9 Index	2.650%	06/20/2013	CSFB	1,000	(19)	6	(25)
CDX.EM-9 Index	2.650%	06/20/2013	DUB	83,100	(1,598)	(1,595)	(3)
CDX.EM-9 Index	2.650%	06/20/2013	GSC	4,000	(77)	20	(97)
CDX.EM-9 Index	2.650%	06/20/2013	JPM	1,000	(20)	12	(32)

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	2.650%	06/20/2013	UBS		$22,100	$(425)	$(436)	$11
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI		8,943	(342)	0	(342)
CDX.HY-10 Index	5.000%	06/20/2013	BCLY		21,400	(2,093)	(1,418)	(675)
CDX.HY-10 Index	5.000%	06/20/2013	CSFB		17,000	(1,662)	(1,119)	(543)
CDX.HY-10 Index	5.000%	06/20/2013	JPM		6,400	(626)	(428)	(198)
CDX.HY-10 Index	5.000%	06/20/2013	RBS		17,000	(1,663)	(1,169)	(494)
CDX.HY-10 Index 25-35%	2.360%	06/20/2011	MLP		2,000	(95)	0	(95)
CDX.IG-5 Index	0.450%	12/20/2010	GSC		15,000	(532)	(7)	(525)
CDX.IG-6 Index	0.400%	06/20/2011	DUB		17,000	(787)	23	(810)
CDX.IG-6 Index	0.400%	06/20/2011	MSC		1,000	(46)	0	(46)
CDX.IG-9 5 Year Index 15-30%	1.160%	12/20/2012	DUB		12,300	137	0	137
CDX.IG-9 5 Year Index 15-30%	1.180%	12/20/2012	DUB		7,400	88	0	88
CDX.IG-9 5 Year Index 15-30%	1.120%	12/20/2012	JPM		4,800	46	0	46
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB		5,300	60	0	60
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB		1,800	21	0	21
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB		900	10	0	10
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC		1,100	12	0	12
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC		1,800	21	0	21
CDX.IG-9 5 Year Index 30-100%	0.720%	12/20/2012	GSC		14,000	169	0	169
CDX.IG-9 5 Year Index 30-100%	0.720%	12/20/2012	MSC		1,000	12	0	12
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB		115,500	(638)	(1,617)	979
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC		16,000	(1,666)	(2,627)	961
iTraxx Europe 4 Index	0.350%	12/20/2010	MSC	EUR	43,600	(848)	(39)	(809)
iTraxx Europe 5 Index	0.400%	06/20/2011	MSC		2,500	(55)	14	(69)
iTraxx Europe Crossover 5 Index	2.900%	06/20/2011	DUB		4,900	(292)	91	(383)
iTraxx Europe Crossover 5 Index	2.900%	06/20/2011	JPM		6,975	(415)	135	(550)
iTraxx Europe Crossover 7 Index	2.300%	06/20/2012	DUB		3,000	(408)	54	(462)
iTraxx Europe Crossover 9 Index	6.500%	06/20/2013	DUB		26,000	796	276	520

						$(45,490)	$(12,303)	$(33,187)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$17,000	$115	$187	$(72)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		11,600	125	259	(134)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		84,000	904	512	392
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		122,000	1,314	1,390	(76)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		11,600	125	260	(135)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		220,400	2,372	2,306	66
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		2,100	80	48	32
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		51,300	(1,868)	323	(2,191)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		55,800	(2,028)	(1,067)	(961)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CSFB		9,600	(350)	(155)	(195)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,200	(231)	142	(373)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		34,100	(1,520)	666	(2,186)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		7,200	(321)	244	(565)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		3,300	(148)	67	(215)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		9,600	(428)	216	(644)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	196,650	(277)	(55)	(222)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		173,050	(244)	(13)	(231)

See Accompanying Notes	Semiannual Report	September 30, 2008	49

Schedule of Investments  Diversified Income Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	41,000	$(126)	$(97)	$(29)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		6,800	(21)	(4)	(17)
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB		26,800	738	103	635
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	MSC	EUR	11,700	447	12	435
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		29,000	(180)	(544)	364
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	BCLY		4,100	(278)	(309)	31
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	7,500	(32)	(166)	134
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		18,100	(76)	(453)	377
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	2,140,000	708	338	370
Pay	6-Month PLN-WIBOR	5.248%	04/20/2017	CITI	PLN	15,260	(110)	20	(130)
Pay	France CPI ex-Tobacco Index	1.970%	12/15/2011	JPM	EUR	23,000	(802)	0	(802)
Pay	France CPI ex-Tobacco Index	1.976%	12/15/2011	GSC		56,400	(2,096)	0	(2,096)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		8,000	(315)	3	(318)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		1,100	(44)	0	(44)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		2,500	(103)	0	(103)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		2,500	(105)	0	(105)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		3,200	(137)	0	(137)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		1,600	(68)	1	(69)

							$(4,980)	$4,234	$(9,214)

(j)	Purchased options outstanding on September 30, 2008:

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY	105.400	03/31/2010	$11,000	$462	$382
Put - OTC USD versus JPY		105.400	03/31/2010	11,000	461	760
Call - OTC USD versus JPY		101.250	12/08/2010	87,000	4,565	4,773
Put - OTC USD versus JPY		101.250	12/08/2010	87,000	4,680	5,971

					$10,168	$11,886

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$94.305	02/13/2009	$10,000	$244	$367

(k)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$117.000	11/21/2008	1,309	$858	$1,403
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	24	10	15
Put - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/21/2008	1,313	884	927
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	20	9	26

				$1,761	$2,371

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	$ 21,500	$200	$147
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	21,500	344	397
Put - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	12,700	148	234
Call - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	12,700	149	87

							$841	$865

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$98.344	10/24/2008	$35,500	$225	$0
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.406	10/24/2008	47,200	254	91

				$479	$91

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	1,708	$0	$1,624
Sales	4,266	151,100	4,642
Closing Buys	(44)	0	(29)
Expirations	(3,264)	0	(3,156)
Exercised	0	0	0

Balance at 09/30/2008	2,666	$151,100	$3,081

(l)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	1,544	10/2008	$106	$0	$106
Sell	BRL	HSBC	7,480	12/2008	268	0	268
Sell		JPM	164,922	12/2008	5,429	0	5,429
Buy		MSC	20,353	12/2008	0	(1,456)	(1,456)
Sell		MSC	22,489	12/2008	1,760	0	1,760
Sell		UBS	4,302	12/2008	188	0	188
Sell	CAD	RBC	5,822	10/2008	62	0	62
Buy	CLP	MSC	2,433,405	12/2008	0	(635)	(635)
Sell		MSC	3,683,215	12/2008	662	0	662
Buy		JPM	2,512,709	05/2009	0	(790)	(790)
Buy	CNY	DUB	147,585	10/2008	0	(9)	(9)
Sell		DUB	315,516	10/2008	109	0	109
Buy		JPM	167,931	10/2008	44	0	44
Buy		BCLY	74,683	11/2008	0	(192)	(192)
Buy		JPM	81,646	11/2008	0	(222)	(222)
Buy		UBS	66,551	11/2008	0	(161)	(161)
Buy	COP	CITI	53,916,940	12/2008	0	(188)	(188)
Sell		JPM	9,499,663	12/2008	880	0	880
Sell		MSC	53,745,708	12/2008	1,912	0	1,912
Buy	CZK	DUB	8,181	12/2008	20	0	20
Sell	EUR	CITI	138,142	10/2008	0	(450)	(450)
Buy		JPM	370	10/2008	0	(20)	(20)
Sell		UBS	138,512	10/2008	7,724	0	7,724
Buy	GBP	BCLY	334	10/2008	0	(19)	(19)
Buy		UBS	13,400	10/2008	0	(1,061)	(1,061)
Sell		UBS	37,169	11/2008	1,282	0	1,282
Buy	HKD	BCLY	78	10/2008	0	0	0
Buy		CSFB	156	10/2008	0	0	0
Buy		DUB	76	10/2008	0	0	0
Sell		HSBC	78	10/2008	0	0	0
Buy		HSBC	78	03/2009	0	0	0
Buy	HUF	BNP	2,137	11/2008	0	(1)	(1)
Sell	IDR	BOA	238,000,000	10/2008	637	0	637
Buy		DUB	112,000,000	10/2008	70	0	70
Buy		HSBC	143,000,000	10/2008	73	0	73
Buy	ILS	BCLY	444	11/2008	15	0	15
Buy		HSBC	444	11/2008	15	0	15
Sell	JPY	BCLY	2,508,998	10/2008	84	(111)	(27)
Sell		CSFB	660,059	10/2008	0	(7)	(7)
Sell		DUB	1,088,593	10/2008	0	(195)	(195)
Buy		RBS	2,982,778	10/2008	0	(386)	(386)
Sell		BCLY	2,372,746	11/2008	43	0	43
Buy	MXN	BCLY	2,100	11/2008	0	(9)	(9)
Buy		CITI	5,500	11/2008	0	(35)	(35)
Sell		CITI	44,926	11/2008	47	0	47
Buy		HSBC	2,100	11/2008	0	(9)	(9)
Buy		JPM	11,653	11/2008	0	(77)	(77)
Sell		MSC	5,056	11/2008	21	0	21
Sell		RBC	331,485	11/2008	1,011	0	1,011
Buy	MYR	BCLY	30,405	11/2008	0	(468)	(468)
Sell		BCLY	24,984	11/2008	110	(47)	63
Buy		DUB	48,720	11/2008	0	(851)	(851)
Sell		DUB	5,776	11/2008	55	0	55
Sell		HSBC	11,020	11/2008	106	0	106
Sell		JPM	20,177	11/2008	1	0	1
Sell		UBS	11,650	11/2008	112	0	112
Sell	PHP	BCLY	557,916	11/2008	58	0	58
Buy		HSBC	382,000	11/2008	0	(529)	(529)
Buy		JPM	382,900	11/2008	0	(464)	(464)
Buy		BCLY	88,700	02/2009	0	(92)	(92)
Buy		DUB	43,100	02/2009	0	(58)	(58)
Buy		HSBC	106,680	02/2009	0	(116)	(116)

See Accompanying Notes	Semiannual Report	September 30, 2008	51

Schedule of Investments  Diversified Income Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	JPM	150,261	02/2009	$0	$(119)	$(119)
Buy		MLP	33,700	02/2009	0	(44)	(44)
Buy		MSC	119,000	02/2009	0	(135)	(135)
Buy		RBS	33,000	02/2009	0	(44)	(44)
Buy		LEH	22,500	12/2010	0	(24)	(24)
Sell		LEH	22,500	12/2010	0	(13)	(13)
Buy	PLN	BCLY	20	11/2008	0	(1)	(1)
Buy		DUB	21	11/2008	0	(1)	(1)
Sell		DUB	3,829	11/2008	145	0	145
Buy		JPM	20	11/2008	0	(1)	(1)
Buy		UBS	198	11/2008	0	(8)	(8)
Buy		HSBC	6,176	05/2009	0	(198)	(198)
Buy	RON	DUB	50,756	01/2009	0	(1,931)	(1,931)
Sell		DUB	50,756	01/2009	186	0	186
Buy	RUB	HSBC	404,408	11/2008	0	(549)	(549)
Sell		HSBC	554,572	11/2008	293	0	293
Buy		JPM	342,710	11/2008	0	(590)	(590)
Sell		JPM	652,087	11/2008	2,504	0	2,504
Buy		UBS	495,277	05/2009	0	(1,561)	(1,561)
Buy	SGD	BCLY	776	10/2008	0	(22)	(22)
Sell		CITI	9,204	10/2008	19	0	19
Buy		CSFB	3,463	10/2008	0	(109)	(109)
Buy		DUB	1,970	10/2008	0	(71)	(71)
Buy		JPM	12,820	10/2008	0	(432)	(432)
Sell		JPM	13,555	10/2008	45	0	45
Buy		UBS	3,730	10/2008	0	(116)	(116)
Buy		BCLY	992	11/2008	0	(32)	(32)
Buy		BOA	951	11/2008	0	(37)	(37)
Buy		CITI	2,481	11/2008	0	(36)	(36)
Buy		DUB	957	11/2008	0	(32)	(32)
Buy		JPM	2,544	11/2008	0	(36)	(36)
Buy		UBS	938	11/2008	0	(36)	(36)
Buy		CITI	9,204	12/2008	0	(24)	(24)
Buy		JPM	13,507	12/2008	0	(50)	(50)
Buy	SKK	MSC	10,523	01/2009	0	(44)	(44)
Buy	TRY	JPM	824	12/2008	0	(6)	(6)
Sell	ZAR	HSBC	1,821	12/2008	19	0	19
Sell		JPM	87,366	12/2008	414	0	414
Buy		UBS	96,862	12/2008	15	0	15

					$26,544	$(14,960)	$11,584

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$2,585,982	$14,958	$2,600,940
Other Financial Instruments ++	2,387	(44,935)	(4,235)	(46,783)

Total	$2,387	$2,541,047	$10,723	$2,554,157

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$14,390	$525	$(2)	$(95)	$140	$0	$14,958
Other Financial Instruments ++	(2,940)	(841)	0	0	(1,978)	1,524	(4,235)

Total	$11,450	$(316)	$(2)	$(95)	$(1,838)	$1,524	$10,723

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

52	PIMCO Funds	See Accompanying Notes

Schedule of Investments Emerging Local Bond Fund	(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.1%

BHP Billiton Finance Ltd.
3.799% due 03/27/2009		$1,000	$998

Total Australia (Cost $999)			998

BRAZIL 12.6%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	3,500	2,750

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		402,572	187,915
10.000% due 01/01/2017		151,590	63,479

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		$200	192

Total Brazil (Cost $277,915)			254,336

CANADA 0.3%

General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008		$6,200	6,153

Total Canada (Cost $6,193)			6,153

COLOMBIA 2.3%

Colombia Government International Bond
11.750% due 03/01/2010	COP	1,000	1
12.000% due 10/22/2015		70,076,000	33,678

Santa Fe de Bogota DC
9.750% due 07/26/2028		31,200,000	11,886

Total Colombia (Cost $57,410)			45,565

CZECH REPUBLIC 8.5%

Czech Republic Government Bond
2.550% due 10/18/2010	CZK	385,000	21,583
3.700% due 06/16/2013		272,400	15,427
3.750% due 09/12/2020		36,000	1,905
3.800% due 04/11/2015		687,910	39,033
4.000% due 04/11/2017		63,000	3,532
4.700% due 09/12/2022		70,000	4,003
6.400% due 04/14/2010		1,448,000	86,461

Total Czech Republic (Cost $159,684)			171,944

EGYPT 1.3%

Egypt Government Bond
8.750% due 07/18/2012	EGP	60,000	9,553

Petroleum Export Ltd.
4.623% due 06/15/2010		$2,217	2,199
4.633% due 06/15/2010		350	347
5.265% due 06/15/2011		4,563	4,542

Petroleum Export Ltd. II
6.340% due 06/20/2011		8,613	8,761

Total Egypt (Cost $25,986)			25,402

FRANCE 0.0%

Credit Agricole S.A.
2.859% due 05/28/2010		$400	397

Total France (Cost $395)			397

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
HUNGARY 8.4%

Hungary Government Bond
5.500% due 02/12/2014	HUF	10,753,240	$53,856
5.500% due 02/12/2016		7,000,600	34,144
6.500% due 06/24/2019		4,303,300	22,085
6.750% due 04/22/2011		4,595,000	25,058
6.750% due 02/12/2013		4,044,000	21,562
6.750% due 02/24/2017		1,183,000	6,232
6.750% due 11/24/2017		1,290,000	6,804

Total Hungary (Cost $186,258)			169,741

INDONESIA 3.0%

Indonesia Treasury Bond
9.500% due 06/15/2015	IDR	30,240,000	2,706
10.000% due 02/15/2028		102,700,000	8,304
10.500% due 07/15/2038		22,000,000	1,806
12.800% due 06/15/2021		271,177,000	27,873
12.900% due 06/15/2022		200,270,000	20,661

Total Indonesia (Cost $68,047)			61,350

MALAYSIA 0.1%

Malaysia Government International Bond
4.240% due 02/07/2018	MYR	9,000	2,551

Total Malaysia (Cost $2,946)			2,551

MEXICO 1.3%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	7,080
9.000% due 01/15/2016		35,000	3,185

Mexican Bonos
7.500% due 06/03/2027		29,000	2,407
7.750% due 12/14/2017		4,200	369

		SHARES

Mexico Government International Bond
Warrants exp. 10/09/2008		5,300	51

		PRINCIPAL AMOUNT (000S)

Pemex Finance Ltd.
9.030% due 02/15/2011		$3,500	3,687

Pemex Project Funding Master Trust
4.591% due 10/15/2009		2,900	2,894

Telefonos de Mexico SAB de C.V.
4.500% due 11/19/2008		2,000	2,005
4.750% due 01/27/2010		1,000	1,017
8.750% due 01/31/2016	MXN	35,000	3,106

Vitro SAB de C.V.
8.625% due 02/01/2012		$100	79
9.125% due 02/01/2017		50	33

Total Mexico (Cost $27,587)			25,913

NETHERLANDS 0.8%

Rabobank Nederland NV
2.488% due 02/01/2010		$10,000	9,977
3.209% due 05/19/2010		6,700	6,685

Total Netherlands (Cost $16,629)			16,662

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW ZEALAND 0.1%

ANZ National International Ltd.
2.898% due 04/14/2010		$2,660	$2,642

Total New Zealand (Cost $2,645)			2,642

PERU 1.6%

Peru Government International Bond
6.900% due 08/12/2037	PEN	22,400	6,142
7.840% due 08/12/2020		4,750	1,510
9.910% due 05/05/2015		70,634	25,478

Total Peru (Cost $37,097)			33,130

POLAND 9.5%

Poland Government International Bond
4.250% due 05/24/2011	PLN	320	127
4.750% due 04/25/2012		171,090	68,065
5.250% due 10/25/2017		17,300	6,891
5.750% due 03/24/2010		101,580	41,706
5.750% due 09/23/2022		105,635	43,864
6.250% due 10/24/2015		72,220	30,524

Total Poland (Cost $185,450)			191,177

QATAR 0.3%

Qatar Petroleum
5.579% due 05/30/2011		$6,467	6,572

Total Qatar (Cost $6,502)			6,572

RUSSIA 1.4%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$19,000	19,142

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		783	740

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		1,000	896

VTB Capital S.A.
4.491% due 11/01/2009		4,000	3,620
4.491% due 11/02/2009		4,600	4,553

Total Russia (Cost $30,526)			28,951

SLOVAKIA 0.6%

Slovakia Government Bond
4.800% due 04/14/2009	SKK	40,000	1,859
4.900% due 02/11/2014		217,700	10,181

Total Slovakia (Cost $12,602)			12,040

SOUTH AFRICA 0.6%

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	68,080	7,711
8.000% due 12/21/2018		25,000	2,857
10.000% due 02/28/2009		10,000	1,201

Total South Africa (Cost $14,079)			11,769

See Accompanying Notes	Semiannual Report	September 30, 2008	53

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH KOREA 0.0%

Korea Development Bank
3.186% due 10/20/2009		$1,000	$1,001

Total South Korea (Cost $1,001)			1,001

SWITZERLAND 0.3%

UBS AG
2.789% due 07/23/2009		$5,700	5,647

Total Switzerland (Cost $5,691)			5,647

THAILAND 9.3%

Bank of Thailand
0.000% due 06/18/2009	THB	1,545,850	44,394
3.700% due 01/24/2011		29,620	872

Thailand Government Bond
4.250% due 03/13/2013		2,328,195	69,010
5.125% due 03/13/2018		1,642,830	51,026
5.400% due 07/27/2016		407,000	12,807
5.500% due 08/13/2019		86,600	2,747
5.625% due 01/12/2019		76,200	2,460
6.150% due 07/07/2026		176,000	5,821

Total Thailand (Cost $195,823)			189,137

TURKEY 6.8%

Turkey Government Bond
0.000% due 11/26/2008	TRY	11,160	8,573

Turkey Government International Bond
14.000% due 01/19/2011		115,813	82,834
14.000% due 09/26/2012		45,900	31,397
15.000% due 02/10/2010		1,055	796
16.000% due 03/07/2012		20,100	14,764

Total Turkey (Cost $137,207)			138,364

UKRAINE 0.4%

Ukraine Government International Bond
6.450% due 08/05/2009		$7,900	7,584

Total Ukraine (Cost $7,992)			7,584

UNITED KINGDOM 0.6%

AstraZeneca PLC
3.118% due 09/11/2009		$4,400	4,402

Bank of Scotland PLC
2.829% due 07/17/2009		600	596
2.859% due 09/14/2009		400	388
2.875% due 12/08/2010		1,100	992

Barclays Bank PLC
7.700% due 04/29/2049		5,850	5,155

Vodafone Group PLC
3.090% due 02/27/2012		200	189

Total United Kingdom (Cost $12,505)			11,722

UNITED STATES 22.4%

ASSET-BACKED SECURITIES 2.3%

Capital Auto Receivables Asset Trust
3.408% due 03/15/2011		$1,100	1,096
3.938% due 10/15/2012		1,100	1,074

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chase Issuance Trust
2.528% due 10/15/2012	$700	$680
3.238% due 08/17/2015	1,600	1,516
4.319% due 09/15/2015	10,000	9,975

Citigroup Mortgage Loan Trust, Inc.
3.247% due 12/25/2036	1,392	1,285
4.107% due 07/25/2037	2,495	2,200

Countrywide Asset-Backed Certificates
3.257% due 03/25/2037	896	864
3.257% due 05/25/2037	135	132
3.307% due 05/25/2047	540	521
3.307% due 09/25/2047	2,503	2,362

Credit-Based Asset Servicing & Securitization LLC
3.327% due 07/25/2037	144	134

Daimler Chrysler Auto Trust
3.417% due 07/08/2011	2,000	1,989

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	261	246

Ford Credit Auto Owner Trust
3.908% due 06/15/2012	9,300	9,064

Indymac Residential Asset-Backed Trust
3.287% due 07/25/2037	1,269	1,218

JPMorgan Mortgage Acquisition Corp.
3.267% due 05/25/2037	1,300	1,215

Long Beach Mortgage Loan Trust
3.267% due 12/25/2036	85	78

MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036	1,778	1,739
3.287% due 05/25/2037	1,790	1,673

MBNA Credit Card Master Note Trust
2.528% due 11/15/2012	400	390

MBNA Master Credit Card Trust
2.648% due 08/15/2014	1,000	947

Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036	120	117

Morgan Stanley ABS Capital I
3.267% due 05/25/2037	4,102	3,818

Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036	453	383

Soundview Home Equity Loan Trust
4.007% due 10/25/2037	110	107

South Carolina Student Loan Corp.
3.311% due 09/02/2014	383	382
3.361% due 03/01/2018	500	489

		45,694

CORPORATE BONDS & NOTES 15.5%

Allied Waste North America, Inc.
6.500% due 11/15/2010	100	98

Allstate Life Global Funding II
3.461% due 05/21/2010	5,000	4,976

American Express Credit Corp.
5.109% due 05/27/2010	12,100	11,384

American Honda Finance Corp.
2.852% due 02/09/2010	1,500	1,492

American International Group, Inc.
2.833% due 01/29/2010	2,400	1,561

Amgen, Inc.
2.889% due 11/28/2008	450	449

Anadarko Petroleum Corp.
3.219% due 09/15/2009	4,000	3,954

Bank of America Corp.
3.889% due 09/25/2009	1,000	981

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.000% due 12/29/2049		$10,000	$7,926
8.125% due 12/29/2049		6,900	5,583

Bank of America N.A.
3.099% due 06/15/2016		12,000	10,826
3.760% due 06/23/2010		250	246

Bear Stearns Cos. LLC
2.901% due 08/21/2009		100	99
2.927% due 05/18/2010		1,900	1,862
3.029% due 01/31/2011		200	196
3.084% due 09/09/2009		200	198
3.852% due 03/30/2009		2,000	1,990
5.300% due 10/30/2015		300	267
6.400% due 10/02/2017		4,000	3,742
6.950% due 08/10/2012		1,000	1,011
7.250% due 02/01/2018		400	385

Caterpillar Financial Services Corp.
2.867% due 05/18/2009		1,100	1,099
2.900% due 08/20/2010		600	595
3.252% due 02/08/2010		300	300

CIT Group, Inc.
2.925% due 06/08/2009		2,000	1,710

Citigroup Funding, Inc.
2.991% due 03/02/2009		1,000	986
3.852% due 05/07/2010		12,300	11,604

Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009		300	296

Citigroup, Inc.
3.799% due 12/28/2009		8,000	7,744
5.500% due 04/11/2013		5,800	5,067
8.400% due 04/29/2049		7,350	5,012

Comcast Corp.
3.088% due 07/14/2009		3,500	3,425

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009		4,000	3,961

Countrywide Financial Corp.
2.931% due 01/05/2009		200	197
3.418% due 03/24/2009		200	195

Countrywide Home Loans, Inc.
4.125% due 09/15/2009		700	644
5.414% due 11/24/2008	EUR	950	1,331
5.625% due 07/15/2009		$300	284
6.250% due 04/15/2009		2,100	2,040

Credit Suisse USA, Inc.
2.890% due 11/20/2009		800	794
2.895% due 06/05/2009		600	597
3.004% due 08/15/2010		200	191

Daimler Finance North America LLC
3.331% due 10/31/2008		400	397

Dominion Resources, Inc.
2.984% due 11/14/2008		1,900	1,896
3.866% due 06/17/2010		900	899

Entergy Gulf States, Inc.
3.565% due 12/08/2008		700	699

Ford Motor Co.
7.250% due 10/01/2008		10,000	10,000

Ford Motor Credit Co. LLC
5.625% due 10/01/2008		1,900	1,900
5.700% due 01/15/2010		10,550	8,082
7.375% due 10/28/2009		1,500	1,206

General Electric Capital Corp.
2.885% due 04/28/2011		6,500	6,372

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010		9,600	9,564

GMAC LLC
4.054% due 05/15/2009		1,940	1,404
5.625% due 05/15/2009		8,650	6,181
5.850% due 01/14/2009		4,680	4,000

54	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Hewlett-Packard Co.
2.879% due 06/15/2010		$1,300	$1,295
3.210% due 09/03/2009		3,295	3,292

HJ Heinz Co.
6.428% due 12/01/2020		900	902

HSBC Finance Corp.
2.899% due 03/12/2010		1,000	939
3.052% due 05/10/2010		1,500	1,382
3.087% due 11/16/2009		900	885

John Deere Capital Corp.
2.871% due 07/16/2010		2,600	2,582
3.081% due 10/16/2009		1,800	1,801
3.485% due 01/18/2011		4,000	4,002
3.567% due 06/10/2011		5,100	5,114

JPMorgan Chase & Co.
2.959% due 01/17/2011		8,000	7,890
2.973% due 10/02/2009		1,000	999

KeyBank N.A.
5.061% due 06/02/2010		3,500	3,484

Kraft Foods, Inc.
3.302% due 08/11/2010		3,000	2,966

Lehman Brothers Holdings, Inc.
2.881% due 10/22/2008 (a)		5,000	650
2.951% due 05/25/2010 (a)		11,400	1,482

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010		9,300	8,974

Metropolitan Life Global Funding I
2.847% due 05/17/2010		4,200	4,147

MGM Mirage
6.000% due 10/01/2009		400	376

Morgan Stanley
2.881% due 01/15/2010		2,000	1,543
2.902% due 05/07/2010		6,000	4,146
3.035% due 01/18/2011		2,200	1,435
4.904% due 05/14/2010		16,100	11,759

Pemex Project Funding Master Trust
4.119% due 06/15/2010		47,119	46,423

Pricoa Global Funding I
2.845% due 07/27/2009		750	744

Qwest Capital Funding, Inc.
7.000% due 08/03/2009		4,000	3,950

Qwest Corp.
5.625% due 11/15/2008		4,500	4,478

Reynolds American, Inc.
3.519% due 06/15/2011		9,600	9,145

Safeway, Inc.
4.119% due 03/27/2009		400	397

SLM Corp.
2.940% due 07/27/2009		200	176
2.960% due 07/26/2010		2,300	1,745
3.019% due 03/15/2011		250	163
3.030% due 10/25/2011		300	192
5.158% due 12/15/2010	EUR	200	198

Time Warner, Inc.
3.034% due 11/13/2009		$500	480

U.S. Bancorp
3.198% due 05/06/2010		100	99

UnitedHealth Group, Inc.
3.384% due 06/21/2010		800	774

Ventas Realty LP
8.750% due 05/01/2009		5,758	5,787

Wachovia Bank N.A.
3.704% due 05/14/2010		3,980	3,259
7.140% due 08/10/2009		2,000	1,797

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Corp.
2.921% due 10/15/2011	$1,000	$690
2.939% due 03/15/2011	200	147
7.980% due 02/28/2049	2,400	1,004

Walt Disney Co.
2.917% due 09/10/2009	400	399

		313,990

MORTGAGE-BACKED SECURITIES 1.4%

American Home Mortgage Assets
3.397% due 05/25/2046	1,224	789
3.397% due 09/25/2046	501	307
3.555% due 02/25/2047	513	258
3.775% due 11/25/2046	4,047	2,038

Banc of America Funding Corp.
5.756% due 03/20/2036	548	441

BCAP LLC Trust
3.377% due 01/25/2037	1,547	955

Bear Stearns Adjustable Rate Mortgage Trust
5.010% due 01/25/2035	88	78
5.732% due 02/25/2036	546	417

Bear Stearns Alt-A Trust
5.471% due 08/25/2036	700	387
5.504% due 09/25/2035	102	82

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	534	458

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	142	135
5.666% due 07/25/2046	396	308

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	657	635

Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	619	591

Countrywide Alternative Loan Trust
3.417% due 07/25/2046	200	127
3.537% due 11/20/2035	488	312
3.855% due 12/25/2035	663	405

Countrywide Home Loan Mortgage Pass-Through Trust
6.092% due 09/25/2047	268	208

Downey Savings & Loan Association Mortgage Loan Trust
5.205% due 07/19/2044	1,191	978

GSR Mortgage Loan Trust
5.346% due 11/25/2035	504	425

Harborview Mortgage Loan Trust
3.230% due 09/19/2046	300	182
3.378% due 08/21/2036	223	137
3.530% due 02/19/2034	1,817	1,504
5.903% due 08/19/2036	226	152

Homebanc Mortgage Trust
5.804% due 04/25/2037	565	459

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	450	244

Indymac Index Mortgage Loan Trust
3.407% due 06/25/2047	448	273
3.417% due 05/25/2046	145	88
3.447% due 07/25/2035	135	88

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,643	2,005

Luminent Mortgage Trust
3.377% due 12/25/2036	575	351
3.387% due 12/25/2036	283	179
3.407% due 10/25/2046	246	153

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	391	247
3.507% due 05/25/2047	800	278

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Alternative Loans Trust
3.607% due 03/25/2036		$217	$119

MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,981	1,820

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037		497	356

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036		167	143

Residential Accredit Loans, Inc.
3.457% due 08/25/2037		387	211
5.714% due 02/25/2036		450	328

Residential Asset Securitization Trust
3.607% due 01/25/2046		507	316

Sequoia Mortgage Trust
5.765% due 01/20/2047		220	189

Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		484	322

Structured Asset Mortgage Investments, Inc.
3.427% due 05/25/2046		442	272

WaMu Mortgage Pass-Through Certificates
3.555% due 03/25/2047		1,123	592
3.595% due 01/25/2047		537	292
3.615% due 04/25/2047		801	464
3.675% due 12/25/2046		498	264
3.948% due 01/25/2047		322	217
5.342% due 01/25/2037		405	322
5.542% due 04/25/2037		281	209
5.609% due 12/25/2036		247	177
5.613% due 12/25/2036		833	654
5.668% due 05/25/2037		678	614
5.736% due 12/19/2039		1,745	1,669
5.931% due 09/25/2036		414	322

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046		298	174

Wells Fargo Mortgage-Backed Securities Trust
3.707% due 07/25/2037		734	640
4.261% due 12/25/2034		1,555	1,442

			28,802

U.S. GOVERNMENT AGENCIES 3.2%

Fannie Mae
5.188% due 07/01/2035		508	507
5.500% due 12/01/2036 - 10/01/2038		64,716	64,476

			64,983

Total United States (Cost $495,523)			453,469

URUGUAY 0.3%

Uruguay Government International Bond
5.000% due 09/14/2018 (c)	UYU	110,337	5,276

Total Uruguay (Cost $5,200)			5,276

SHORT-TERM INSTRUMENTS 4.3%

CERTIFICATES OF DEPOSIT 0.7%

Barclays Bank PLC
2.912% due 08/10/2009		$5,030	5,011

Deutsche Bank NY
3.304% due 02/16/2010		200	200

Unicredito Italiano NY
3.088% due 05/15/2009		9,300	9,300

			14,511

See Accompanying Notes	Semiannual Report	September 30, 2008	55

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.4%

State Street Bank and Trust Co.
0.100% due 10/01/2008	$14,900	$14,900
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $15,203. Repurchase proceeds are $14,900.)
1.000% due 10/01/2008	34,637	34,637
(Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 10/27/2008 valued at $35,334. Repurchase proceeds are $34,638.)

		49,537

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.2%
1.372% due 11/28/2008 - 12/26/2008 (b)(d)	$23,500	$23,344

Total Short-Term Instruments (Cost $87,488)		87,392

Total Investments 97.2% (Cost $2,067,380)		$1,966,885

Other Assets and Liabilities (Net) 2.8%		56,261

Net Assets 100.0%		$2,023,146

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $19,559 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Cash of $478 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	198	$(76)
90-Day Eurodollar December Futures	Long	12/2009	72	(122)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	59	(8)

				$(206)

(f)	Swap agreements outstanding on September 30, 2008:

Asset Swaps
Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	DUB	$4,066	$(1,107)	$(454)	$(653)
Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	BCLY	67,470	(11,308)	(2,348)	(8,960)
Indonesia Government International Bond 11.000% due 12/15/2012	Cash Flow from Underlying Asset	6-Month USD-LIBOR	12/17/2012	BCLY	8,017	(784)	78	(862)
Malaysian Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	6-Month USD-LIBOR	05/02/2011	BCLY	36,140	231	152	79
Malaysian Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	CITI	30,052	(1,416)	915	(2,331)

						$(14,384)	$(1,657)	$(12,727)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$2,400	$13	$33	$(20)

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	$100	$0	$(1)	$1

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.000%	01/02/2009	UBS	BRL	314,000	$(821)	$0	$(821)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		150,000	(1,016)	49	(1,065)
Pay	1-Year BRL-CDI	14.225%	01/04/2010	MSC		52,400	41	(132)	173
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		346,900	1,846	1,876	(30)
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	253	0	253
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	BCLY		$196,200	1,325	206	1,119
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		11,600	(441)	(406)	(35)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		11,500	(438)	(156)	(282)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		12,300	(447)	(254)	(193)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		1,400	(51)	(18)	(33)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	CITI	ZAR	130,449	(184)	3	(187)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	HSBC		130,450	(184)	3	(187)
Pay	3-Month ZAR-JIBOR	9.990%	11/09/2010	MSC		416,700	(587)	(221)	(366)
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	BCLY		650,100	(1,673)	(1,942)	269
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	HSBC		172,000	(443)	0	(443)
Pay	3-Month ZAR-JIBOR	11.105%	06/11/2015	BCLY		108,000	1,045	649	396
Pay	3-Month ZAR-JIBOR	11.105%	06/11/2015	JPM		345,400	3,342	740	2,602
Pay	6-Month CZK-PRIBOR	3.400%	01/03/2012	BCLY	CZK	69,550	43	7	36
Pay	6-Month CZK-PRIBOR	3.340%	02/23/2012	BCLY		40,000	27	0	27
Pay	6-Month CZK-PRIBOR	4.270%	03/11/2015	BCLY		383,800	1,404	31	1,373
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	BCLY	EUR	3,100	(27)	7	(34)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	JPM		33,949	(302)	(365)	63
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	2,200	(9)	(49)	40
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		5,100	(21)	(128)	107
Pay	6-Month HUF Bank Bill	7.725%	07/11/2018	BCLY	HUF	1,552,600	199	(62)	261
Pay	6-Month PLN-WIBOR	6.100%	01/11/2010	BCLY	PLN	259,400	(442)	20	(462)
Pay	6-Month PLN-WIBOR	6.100%	01/11/2010	JPM		3,800	(6)	0	(6)
Pay	6-Month SKK-BRIBOR	4.150%	01/03/2012	BCLY	SKK	15,550	6	(1)	7
Pay	6-Month SKK-BRIBOR	4.160%	01/10/2012	CITI		63,000	27	(2)	29
Pay	6-Month SKK-BRIBOR	4.180%	03/02/2012	BCLY		223,000	116	24	92
Pay	6-Month SKK-BRIBOR	4.580%	07/31/2012	BCLY		920	0	0	0
Pay	28-Day MXN TIIE	7.910%	05/14/2009	MSC	MXN	2,382,000	(692)	772	(1,464)
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM		1,096,000	2,364	0	2,364
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI		90,000	(300)	75	(375)
Pay	28-Day MXN TIIE	9.850%	06/19/2018	MLP		259,531	1,574	617	957

							$5,528	$1,343	$4,185

(g)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	2,108	8,350	1,388
Closing Buys	0	0	0
Expirations	(2,108)	(8,350)	(1,388)
Exercised	0	0	0

Balance at 09/30/2008	0	$0	$0

See Accompanying Notes	Semiannual Report	September 30, 2008	57

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

(h)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (5)
U.S. Treasury Notes	2.500%	03/31/2013	$5,400	$5,326	$5,324

(5)	Market value includes $5 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	15,134	04/2009	$0	$(75)	$(75)
Sell	ARS	MSC	44,124	11/2008	302	0	302
Buy	BRL	BCLY	16,441	10/2008	37	(7)	30
Sell		BCLY	38,098	10/2008	1,103	0	1,103
Buy		HSBC	21,657	10/2008	188	0	188
Buy		BCLY	26,462	11/2008	173	0	173
Buy		BCLY	67,789	12/2008	0	(4,008)	(4,008)
Buy		CSFB	11,114	12/2008	0	(219)	(219)
Buy		HSBC	44,386	12/2008	0	(2,775)	(2,775)
Sell		HSBC	59,145	12/2008	2,660	0	2,660
Buy		JPM	8,970	12/2008	0	(345)	(345)
Sell		JPM	7,063	12/2008	715	0	715
Buy		MSC	45,593	12/2008	0	(2,788)	(2,788)
Sell		MSC	233,182	12/2008	15,329	0	15,329
Buy		UBS	36,951	12/2008	0	(1,254)	(1,254)
Sell		UBS	21,191	12/2008	510	0	510
Sell	CLP	CITI	9,536,918	12/2008	3,321	0	3,321
Buy		DUB	20,550,191	12/2008	2	(3,534)	(3,532)
Sell		DUB	8,781,858	12/2008	2,502	0	2,502
Buy		HSBC	5,976,714	12/2008	0	(1,018)	(1,018)
Sell		HSBC	2,378,590	12/2008	613	0	613
Buy		JPM	3,894,240	12/2008	0	(1,001)	(1,001)
Buy		MLP	102,313	12/2008	0	(18)	(18)
Buy		MSC	6,884,725	12/2008	0	(1,889)	(1,889)
Sell		MSC	6,352	12/2008	3	0	3
Buy		MSC	2,822,400	03/2009	0	(709)	(709)
Buy		MSC	169,708	05/2009	0	(53)	(53)
Buy		CITI	1,581,269	11/2010	0	(184)	(184)
Buy	CNY	DUB	5,637	10/2008	0	(10)	(10)
Sell		JPM	5,637	10/2008	12	0	12
Buy		JPM	7,337	03/2009	0	(94)	(94)
Buy		CITI	59,118	05/2009	0	(382)	(382)
Buy		JPM	54,845	05/2009	0	(513)	(513)
Buy		JPM	45,132	07/2009	0	(494)	(494)
Buy		DUB	70,626	09/2009	0	(215)	(215)
Buy		JPM	35,651	09/2009	38	0	38
Buy	COP	CITI	16,323,144	12/2008	0	(907)	(907)
Sell		CITI	130,880,460	12/2008	4,041	0	4,041
Buy		DUB	23,920,773	12/2008	0	(2,233)	(2,233)
Buy		HSBC	4,806,900	12/2008	0	(280)	(280)
Buy		JPM	3,398,592	12/2008	0	(450)	(450)
Buy		MSC	32,597,323	12/2008	0	(3,314)	(3,314)
Sell		MSC	26,478,206	12/2008	2,072	0	2,072
Buy	CZK	BCLY	171,586	12/2008	0	(1,233)	(1,233)
Sell		BCLY	13,510	12/2008	43	0	43
Sell		CITI	196,272	12/2008	60	0	60
Buy		DUB	427,692	12/2008	507	(1,424)	(917)
Sell		DUB	78,221	12/2008	251	0	251
Buy		HSBC	850,095	12/2008	0	(3,816)	(3,816)
Sell		HSBC	1,442,872	12/2008	5,667	(6)	5,661
Sell		JPM	793,067	12/2008	6,492	0	6,492
Buy		MSC	80,200	12/2008	0	(247)	(247)
Sell		UBS	343,685	12/2008	111	0	111
Buy		CITI	19,735	05/2009	0	(82)	(82)
Buy	EUR	CITI	13,406	10/2008	44	0	44
Sell		CITI	13,405	10/2008	0	(53)	(53)
Buy		JPM	546	10/2008	0	(35)	(35)
Buy		UBS	12,859	10/2008	0	(717)	(717)
Sell		JPM	7,134	11/2008	285	0	285
Sell		HSBC	7,134	12/2008	232	0	232
Sell	GBP	UBS	5,535	11/2008	191	0	191
Buy	HKD	BCLY	40,961	10/2008	17	0	17
Buy		CSFB	58,686	10/2008	20	0	20
Buy		DUB	36,291	10/2008	16	0	16

58	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	HSBC	5,000	10/2008	$1	$0	$1
Sell		HSBC	17,560	10/2008	0	(2)	(2)
Sell		JPM	77,941	10/2008	0	(41)	(41)
Buy		HSBC	17,516	03/2009	2	0	2
Sell		HSBC	10,275	03/2009	0	(2)	(2)
Sell	HUF	BCLY	291,860	11/2008	265	0	265
Buy		BNP	3,364,719	11/2008	0	(1,598)	(1,598)
Buy		HSBC	3,019,655	11/2008	0	(2,866)	(2,866)
Sell		HSBC	1,988,338	11/2008	1,664	0	1,664
Buy		JPM	923,340	11/2008	0	(651)	(651)
Sell		JPM	3,047,711	11/2008	2,544	0	2,544
Sell		RBS	2,358,815	11/2008	1,909	0	1,909
Buy		UBS	456,583	11/2008	0	(362)	(362)
Buy		BCLY	623,721	12/2008	0	(80)	(80)
Buy		HSBC	1,474,379	12/2008	0	(1,392)	(1,392)
Sell		HSBC	8,120,238	12/2008	4,625	0	4,625
Sell		JPM	4,968,383	12/2008	1,683	0	1,683
Buy		MSC	680,189	12/2008	0	(515)	(515)
Buy		UBS	2,752,660	12/2008	0	(1,218)	(1,218)
Sell		UBS	175,042	12/2008	3	0	3
Buy		HSBC	707,406	05/2009	0	(527)	(527)
Buy	IDR	BCLY	114,318,445	10/2008	0	(185)	(185)
Sell		BCLY	213,415,084	10/2008	532	(2)	530
Buy		DUB	83,549,368	10/2008	52	0	52
Sell		DUB	18,889,767	10/2008	46	0	46
Buy		HSBC	105,561,000	10/2008	54	0	54
Buy		JPM	219,516,399	10/2008	273	(62)	211
Sell		JPM	31,158,765	10/2008	21	0	21
Buy		MLP	42,220,062	10/2008	75	0	75
Sell		MLP	38,181,900	10/2008	75	0	75
Buy	ILS	BCLY	8,479	11/2008	0	(61)	(61)
Buy		HSBC	14,823	11/2008	125	(6)	119
Sell		HSBC	17,953	11/2008	192	(272)	(80)
Sell		JPM	45,126	11/2008	0	(54)	(54)
Buy		UBS	2,739	11/2008	0	(32)	(32)
Buy	INR	BCLY	13,178	11/2008	0	(27)	(27)
Buy		JPM	10,000	11/2008	0	(21)	(21)
Sell		MLP	21,325	11/2008	46	0	46
Buy	JPY	BCLY	1,098,098	10/2008	0	(14)	(14)
Sell		BCLY	876,695	10/2008	50	0	50
Sell		CITI	95,656	10/2008	0	(1)	(1)
Sell		CSFB	29,465	10/2008	0	0	0
Buy		RBS	1,100,939	10/2008	0	(143)	(143)
Sell		UBS	96,282	10/2008	0	(1)	(1)
Sell		BCLY	1,098,099	11/2008	20	0	20
Buy	KWD	BCLY	1,186	04/2009	0	(134)	(134)
Buy	MXN	BCLY	50,537	11/2008	0	(445)	(445)
Sell		BCLY	45,086	11/2008	372	0	372
Buy		CITI	73,186	11/2008	49	0	49
Buy		DUB	69,462	11/2008	0	(260)	(260)
Buy		HSBC	295,026	11/2008	0	(1,397)	(1,397)
Buy		JPM	1,173,638	11/2008	0	(9,187)	(9,187)
Sell		JPM	43,382	11/2008	367	0	367
Buy		MSC	196,668	11/2008	0	(1,059)	(1,059)
Buy		RBC	467,534	11/2008	0	(1,426)	(1,426)
Buy		UBS	85,405	11/2008	0	(617)	(617)
Sell		UBS	83,220	11/2008	440	0	440
Buy		JPM	28,737	05/2009	0	(108)	(108)
Buy	MYR	BCLY	190,464	11/2008	29	(2,767)	(2,738)
Sell		BCLY	11,881	11/2008	115	0	115
Buy		CITI	11,438	11/2008	0	(330)	(330)
Buy		DUB	181,416	11/2008	11	(3,160)	(3,149)
Sell		DUB	6,008	11/2008	58	0	58
Sell		HSBC	11,485	11/2008	110	0	110
Buy		JPM	208,503	11/2008	9	(3,329)	(3,320)
Sell		JPM	44,258	11/2008	248	(21)	227
Sell		UBS	35,833	11/2008	419	0	419
Buy	PEN	DUB	7,295	01/2009	0	(157)	(157)
Sell		DUB	20,538	01/2009	378	0	378
Buy		JPM	12,363	01/2009	0	(165)	(165)
Sell		JPM	18,627	01/2009	305	0	305
Sell	PHP	BCLY	445,582	11/2008	237	0	237
Sell		DUB	336,758	11/2008	170	0	170
Buy		HSBC	283,000	11/2008	0	(392)	(392)
Buy		JPM	283,400	11/2008	0	(343)	(343)
Sell		JPM	179,132	11/2008	122	0	122

See Accompanying Notes	Semiannual Report	September 30, 2008	59

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	BCLY	65,600	02/2009	$0	$(68)	$(68)
Buy		CITI	171,703	02/2009	0	(25)	(25)
Buy		DUB	31,900	02/2009	0	(43)	(43)
Buy		HSBC	78,910	02/2009	0	(86)	(86)
Buy		JPM	111,206	02/2009	0	(88)	(88)
Buy		MLP	24,900	02/2009	0	(33)	(33)
Buy		MSC	88,200	02/2009	0	(100)	(100)
Buy		RBS	24,400	02/2009	0	(33)	(33)
Buy		LEH	16,700	12/2010	0	(18)	(18)
Sell		LEH	16,700	12/2010	0	(9)	(9)
Buy	PLN	BCLY	32,823	11/2008	0	(811)	(811)
Sell		BCLY	95,148	11/2008	6,219	0	6,219
Buy		BNP	180,600	11/2008	0	(6,621)	(6,621)
Buy		DUB	11,219	11/2008	0	(739)	(739)
Sell		DUB	515	11/2008	21	0	21
Buy		HSBC	56,474	11/2008	116	(2,585)	(2,469)
Sell		HSBC	46,918	11/2008	2,879	0	2,879
Buy		JPM	58,711	11/2008	0	(2,004)	(2,004)
Sell		JPM	46,326	11/2008	0	(478)	(478)
Sell		RBS	16,903	11/2008	53	0	53
Buy		UBS	6,420	11/2008	0	(250)	(250)
Sell		UBS	11,886	11/2008	781	0	781
Buy		HSBC	1,565	05/2009	0	(54)	(54)
Sell		JPM	11,901	05/2009	744	0	744
Buy		UBS	26,189	05/2009	0	(938)	(938)
Sell	RON	BCLY	11,546	11/2008	203	0	203
Sell		BOA	52,130	11/2008	953	0	953
Buy		HSBC	2,182	11/2008	10	0	10
Sell		HSBC	22,131	11/2008	410	0	410
Sell		JPM	72,801	11/2008	1,089	(1)	1,088
Sell		MSC	1,074	11/2008	1	0	1
Sell		BCLY	2,644	01/2009	82	0	82
Sell		HSBC	3,926	01/2009	222	0	222
Buy		JPM	5,442	01/2009	0	(328)	(328)
Sell		JPM	25,380	01/2009	1,558	0	1,558
Buy	RUB	DUB	262,728	11/2008	0	(879)	(879)
Sell		DUB	311,870	11/2008	922	0	922
Buy		HSBC	237,309	11/2008	0	(368)	(368)
Sell		HSBC	336,814	11/2008	690	0	690
Buy		JPM	798,846	11/2008	0	(1,850)	(1,850)
Sell		JPM	171,975	11/2008	455	0	455
Buy		RBS	396,661	11/2008	0	(714)	(714)
Sell		RBS	72,742	11/2008	118	0	118
Buy		UBS	229,583	11/2008	0	(669)	(669)
Buy		BNP	477,073	05/2009	0	(1,456)	(1,456)
Buy		DUB	265,413	05/2009	0	(845)	(845)
Buy	SAR	BCLY	15,472	04/2009	0	(63)	(63)
Buy	SGD	BCLY	487	10/2008	0	(14)	(14)
Buy		CSFB	2,175	10/2008	0	(68)	(68)
Buy		DUB	1,230	10/2008	0	(44)	(44)
Buy		JPM	8,050	10/2008	0	(271)	(271)
Buy		UBS	2,340	10/2008	0	(73)	(73)
Sell		UBS	14,282	10/2008	38	0	38
Buy		BCLY	5,812	11/2008	0	(190)	(190)
Sell		BCLY	14,504	11/2008	120	0	120
Buy		BOA	5,733	11/2008	0	(222)	(222)
Buy		CITI	6,794	11/2008	0	(262)	(262)
Buy		DUB	17,423	11/2008	0	(369)	(369)
Sell		DUB	14,851	11/2008	193	0	193
Buy		HSBC	4,553	11/2008	0	(172)	(172)
Buy		JPM	7,540	11/2008	0	(173)	(173)
Sell		JPM	4,332	11/2008	59	0	59
Buy		MSC	2,369	11/2008	0	(77)	(77)
Buy		UBS	24,282	11/2008	0	(271)	(271)
Sell		HSBC	13,600	12/2008	505	0	505
Buy		DUB	7,396	04/2009	0	(4)	(4)
Buy		JPM	7,376	04/2009	0	(18)	(18)
Buy		UBS	10,421	04/2009	0	(76)	(76)
Sell	SKK	BCLY	167,180	10/2008	314	0	314
Buy		HSBC	528,748	10/2008	0	(1,302)	(1,302)
Sell		HSBC	283,255	10/2008	465	0	465
Buy		JPM	58,818	10/2008	0	(264)	(264)
Sell		JPM	234,898	10/2008	421	0	421
Sell		UBS	93,308	10/2008	478	0	478
Buy		JPM	234,898	12/2008	0	(398)	(398)
Buy		MSC	280,972	01/2009	0	(1,174)	(1,174)

60	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	THB	BCLY	215,626	10/2008	$16	$0	$16
Sell		CSFB	96,948	10/2008	0	(28)	(28)
Sell		DUB	104,037	10/2008	0	(47)	(47)
Sell		HSBC	430,935	10/2008	12	(99)	(87)
Buy		JPM	1,443,828	10/2008	234	0	234
Sell		JPM	500,333	10/2008	0	(132)	(132)
Sell		MSC	95,950	10/2008	0	(28)	(28)
Buy		BCLY	563,028	03/2009	0	(86)	(86)
Buy		JPM	488,492	03/2009	0	(56)	(56)
Sell		JPM	1,156,534	03/2009	0	(110)	(110)
Buy		LEH	183,810	12/2010	0	(71)	(71)
Sell		LEH	183,810	12/2010	0	(119)	(119)
Buy	TRY	BCLY	10,817	12/2008	282	0	282
Sell		BCLY	6,456	12/2008	0	(88)	(88)
Buy		CITI	6,737	12/2008	0	(10)	(10)
Buy		DUB	9,292	12/2008	270	0	270
Buy		HSBC	102,665	12/2008	1,406	(734)	672
Sell		HSBC	24,982	12/2008	338	(844)	(506)
Buy		JPM	26,903	12/2008	94	(717)	(623)
Sell		JPM	98,507	12/2008	1,501	(31)	1,470
Buy		MSC	49,705	12/2008	2,493	0	2,493
Sell		RBS	2,267	12/2008	0	(32)	(32)
Buy		UBS	13,640	12/2008	94	(229)	(135)
Sell		UBS	16,316	12/2008	80	(150)	(70)
Buy		UBS	17,423	03/2009	0	(261)	(261)
Buy		LEH	9,353	12/2010	480	0	480
Sell		LEH	9,353	12/2010	0	(160)	(160)
Buy	TWD	BCLY	172,296	02/2009	0	(255)	(255)
Sell		BCLY	256,599	02/2009	74	0	74
Buy		DUB	76,800	02/2009	0	(121)	(121)
Sell		DUB	237,388	02/2009	265	0	265
Buy		MLP	123,000	02/2009	0	(167)	(167)
Buy		MSC	77,200	02/2009	0	(120)	(120)
Buy		UBS	39,200	02/2009	0	(61)	(61)
Sell		UBS	238,270	02/2009	260	0	260
Buy	ZAR	BCLY	1,698,075	12/2008	1,400	(1,935)	(535)
Sell		BCLY	211,160	12/2008	709	(18)	691
Buy		CITI	69,609	12/2008	70	0	70
Buy		DUB	11,366	12/2008	0	(92)	(92)
Sell		DUB	4,562	12/2008	56	0	56
Buy		HSBC	268,879	12/2008	69	(762)	(693)
Sell		HSBC	184,267	12/2008	2,072	0	2,072
Buy		JPM	136,165	12/2008	0	(221)	(221)
Sell		JPM	19,202	12/2008	2	0	2
Buy		UBS	106,288	12/2008	0	(503)	(503)
Sell		UBS	53,007	12/2008	388	0	388

					$98,037	$(107,699)	$(9,662)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,957,482	$9,403	$1,966,885
Short Sales, at value	0	(5,319)	0	(5,319)
Other Financial Instruments ++	(206)	(5,495)	(12,749)	(18,450)

Total	$(206)	$1,946,668	$(3,346)	$1,943,116

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$9,207	$15	$4	$177	$0	$9,403
Other Financial Instruments ++	(6,538)	0	0	0	(11,888)	5,677	(12,749)

Total	$(6,538)	$9,207	$15	$4	$(11,711)	$5,677	$(3,346)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	61

Schedule of Investments  Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 1.1%

Argentina Bonos
3.127% due 08/03/2012		$92,368	$33,278

Total Argentina (Cost $41,381)			33,278

BERMUDA 0.2%

BW GAS Ltd.
6.625% due 06/28/2017		$5,730	5,904

Total Bermuda (Cost $5,702)			5,904

BRAZIL 14.6%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	6,600	5,183
6.000% due 05/15/2045		6,000	4,576

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		182,838	85,359
10.000% due 01/01/2017		122,425	51,301

Brazilian Government International Bond
7.125% due 01/20/2037		$1,100	1,133
7.875% due 03/07/2015		3,709	3,972
8.000% due 01/15/2018		800	860
8.250% due 01/20/2034		36,680	41,632
8.750% due 02/04/2025		17,175	20,224
8.875% due 10/14/2019		11,076	13,014
8.875% due 04/15/2024		19,685	23,573
10.125% due 05/15/2027		39,100	51,514
10.250% due 01/10/2028	BRL	4,600	2,136
10.500% due 07/14/2014		$874	1,104
11.000% due 08/17/2040		17,700	22,236
12.500% due 01/05/2016	BRL	2,000	1,096
12.750% due 01/15/2020		$3,750	5,578

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		2,000	1,945

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	8,523

CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	8,064

Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,524

GTL Trade Finance, Inc.
7.250% due 10/20/2017		34,200	32,823

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,224
8.800% due 01/30/2017		3,600	3,465

Petrobras International Finance Co.
5.875% due 03/01/2018		13,100	11,963

Vale Overseas Ltd.
6.250% due 01/11/2016		4,300	4,131
6.250% due 01/23/2017		6,200	5,821
6.875% due 11/21/2036		14,440	12,894
8.250% due 01/17/2034		750	786

Total Brazil (Cost $424,138)			431,654

CHILE 0.9%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,058

Banco Santander Chile
5.375% due 12/09/2014		3,000	3,092

CODELCO, Inc.
5.625% due 09/21/2035		6,800	5,635
6.150% due 10/24/2036		8,200	7,497

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,199

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Enersis S.A.
7.375% due 01/15/2014		$1,098	$1,110
7.400% due 12/01/2016		1,850	1,871

Total Chile (Cost $28,319)			26,462

CHINA 0.5%

Citic Resources Finance Ltd.
6.750% due 05/15/2014		$3,200	2,440

Export-Import Bank of China
5.250% due 07/29/2014		7,000	7,012

Sino-Forest Corp.
9.125% due 08/17/2011		5,700	5,671

Total China (Cost $16,088)			15,123

COLOMBIA 4.6%

Colombia Government International Bond
7.375% due 01/27/2017		$33,300	34,965
7.375% due 09/18/2037		17,440	17,501
8.250% due 12/22/2014		32,030	34,913
9.850% due 06/28/2027	COP	600,000	254
10.375% due 01/28/2033		$1,850	2,525
10.750% due 01/15/2013		25,535	30,035
11.750% due 02/25/2020		3,047	4,228
12.000% due 10/22/2015	COP	25,375,000	12,195

Total Colombia (Cost $141,279)			136,616

EGYPT 0.5%

Petroleum Export Ltd.
5.265% due 06/15/2011		$5,613	5,568

Petroleum Export Ltd. II
6.340% due 06/20/2011		10,268	10,445

Total Egypt (Cost $15,672)			16,013

EL SALVADOR 0.5%

AES El Salvador Trust
6.750% due 02/01/2016		$10,260	8,599

El Salvador Government International Bond
8.500% due 07/25/2011		4,515	4,763

Total El Salvador (Cost $14,862)			13,362

GUATEMALA 0.3%

Guatemala Government Bond
9.250% due 08/01/2013		$7,581	8,472
10.250% due 11/08/2011		771	859

Total Guatemala (Cost $9,386)			9,331

INDIA 0.5%

ICICI Bank Ltd.
5.750% due 01/12/2012		$8,300	7,465

NTPC Ltd.
5.875% due 03/02/2016		2,736	2,447

Vedanta Resources PLC
6.625% due 02/22/2010		6,060	5,787

Total India (Cost $16,957)			15,699

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDONESIA 2.2%

Indonesia Government International Bond
6.875% due 03/09/2017		$27,000	$24,892
6.875% due 01/17/2018		3,100	2,856

Majapahit Holding BV
7.250% due 10/17/2011		8,105	7,845
7.250% due 06/28/2017		10,600	9,361
7.750% due 10/17/2016		950	812
7.875% due 06/29/2037		23,600	18,342

Total Indonesia (Cost $72,992)			64,108

KAZAKHSTAN 0.9%

Intergas Finance BV
6.375% due 05/14/2017		$9,100	6,575
6.875% due 11/04/2011		2,980	2,682

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		19,311	16,340

Total Kazakhstan (Cost $31,197)			25,597

MALAYSIA 1.1%

Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	19,787
7.750% due 08/15/2015		1,690	1,944

Petronas Capital Ltd.
7.875% due 05/22/2022		3,000	3,537

TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	7,767

Total Malaysia (Cost $33,890)			33,035

MEXICO 6.3%

America Movil SAB de C.V.
5.500% due 03/01/2014		$14,481	13,647
5.625% due 11/15/2017		8,400	7,906
5.750% due 01/15/2015		11,700	11,055
8.460% due 12/18/2036	MXN	10,900	880

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$2,100	2,035
6.196% due 12/31/2049		4,835	4,623

C8 Capital SPV Ltd.
6.640% due 12/29/2049		10,000	9,266
6.640% due 12/31/2049		5,800	5,438

C10 Capital SPV Ltd.
6.722% due 12/31/2049		5,700	5,274

Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,105

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		5,576	4,935

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		1,350	1,370

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	960

Mexican Bonos
7.250% due 12/15/2016	MXN	321,400	27,431

Mexico Government International Bond
6.750% due 09/27/2034		$25,360	25,550
7.500% due 04/08/2033		24,685	27,030
8.000% due 09/24/2022		16,880	19,623

		SHARES

Mexico Government International Bond Warrants
0.000% due 10/09/2008		10,000	98

62	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pemex Finance Ltd.
9.030% due 02/15/2011		$30	$32

Pemex Project Funding Master Trust
4.591% due 10/15/2009		2,000	1,995
6.625% due 06/15/2035		8,500	7,807
6.625% due 06/15/2038		2,100	1,914
9.375% due 12/02/2008		253	255

Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,000	948
8.750% due 01/31/2016	MXN	10,000	887

Vitro SAB de C.V.
8.625% due 02/01/2012		$1,765	1,403
9.125% due 02/01/2017		1,450	950

Total Mexico (Cost $196,162)			186,417

NEW ZEALAND 0.3%

ANZ National International Ltd.
6.200% due 07/19/2013		$9,200	9,141

Total New Zealand (Cost $9,192)			9,141

PANAMA 3.2%

AES Panama S.A.
6.350% due 12/21/2016		$8,780	8,400

Panama Government International Bond
6.700% due 01/26/2036		16,008	15,208
7.125% due 01/29/2026		22,425	23,098
7.250% due 03/15/2015		120	125
8.875% due 09/30/2027		7,600	9,234
9.375% due 04/01/2029		31,528	39,252

Total Panama (Cost $99,695)			95,317

PERU 0.8%

Peru Government International Bond
6.550% due 03/14/2037		$2,075	1,914
8.375% due 05/03/2016		7,212	7,717
8.750% due 11/21/2033		4,795	5,730

Southern Copper Corp.
6.375% due 07/27/2015		1,000	927
7.500% due 07/27/2035		6,500	6,028

Total Peru (Cost $22,936)			22,316

PHILIPPINES 0.9%

Philippine Government International Bond
6.375% due 01/15/2032		$2,625	2,444
7.750% due 01/14/2031		10,000	10,550
8.250% due 01/15/2014		600	648
8.375% due 02/15/2011		3,800	4,085
8.875% due 03/17/2015		1,700	1,904
9.875% due 01/15/2019		3,120	3,834
10.625% due 03/16/2025		2,400	3,207

Total Philippines (Cost $27,977)			26,672

QATAR 0.4%

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$178	179

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		8,850	8,062

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	969

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.838% due 09/30/2027		$470	$406
6.332% due 09/30/2027		3,250	2,938

Total Qatar (Cost $12,936)			12,554

RUSSIA 16.4%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$174,310	170,824

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		900	907

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	7,550	8,051
6.212% due 11/22/2016		$27,200	21,170
6.510% due 03/07/2022		36,300	26,273
7.288% due 08/16/2037		26,400	18,511
8.625% due 04/28/2034		33,630	31,444

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,008

Gazprom International S.A.
7.201% due 02/01/2020		23,949	21,669

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	3,655

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,089
8.375% due 10/14/2010		1,000	948

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		16,160	11,577
7.175% due 05/16/2013		6,400	5,441

Russia Government International Bond
7.500% due 03/31/2030		41,928	42,930
8.250% due 03/31/2010		1,089	1,128
12.750% due 06/24/2028		13,275	21,452

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,011

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,091
6.625% due 03/20/2017		31,000	20,228
6.875% due 07/18/2011		4,000	3,450
7.500% due 07/18/2016		11,850	8,477

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		8,700	7,926
8.700% due 08/07/2018		27,400	24,550

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	1,425
8.375% due 10/22/2011		450	397

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	905

VTB Capital S.A.
4.491% due 11/01/2009		1,000	905
6.609% due 10/31/2012		11,300	9,096
7.500% due 10/12/2011		3,000	2,612

VTB Europe Finance BV
3.591% due 10/06/2009		5,000	4,922

Total Russia (Cost $579,147)			484,072

SOUTH AFRICA 1.4%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	15,804
5.875% due 05/30/2022		$5,690	4,839
6.500% due 06/02/2014		14,500	14,246
7.375% due 04/25/2012		5,580	5,727

Total South Africa (Cost $40,777)			40,616

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH KOREA 0.1%

Korea Development Bank
5.300% due 01/17/2013		$2,800	$2,783

Total South Korea (Cost $2,796)			2,783

SWITZERLAND 0.5%

Credit Suisse New York
5.000% due 05/15/2013		$2,100	1,948

UBS AG
5.750% due 04/25/2018		5,300	4,618
5.875% due 12/20/2017		8,880	7,898

Total Switzerland (Cost $16,234)			14,464

TRINIDAD AND TOBAGO 0.3%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,100	9,496

Total Trinidad and Tobago (Cost $10,060)			9,496

TUNISIA 0.9%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	6,221
4.750% due 04/07/2011		450	604
7.375% due 04/25/2012		$16,022	16,763
8.250% due 09/19/2027		1,680	1,831

Total Tunisia (Cost $25,940)			25,419

TURKEY 0.1%

Turkey Government International Bond
7.250% due 03/15/2015		$1,285	1,282
9.000% due 06/30/2011		1,600	1,712

Total Turkey (Cost $3,037)			2,994

UKRAINE 2.3%

Colvis Finance Ltd.
8.000% due 02/02/2009		$6,700	6,655

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	1,562
6.385% due 06/26/2012		$2,550	2,200
6.450% due 08/05/2009		18,350	17,616
6.875% due 03/04/2011		30,850	28,762
7.650% due 06/11/2013		11,685	9,757

Total Ukraine (Cost $73,004)			66,552

UNITED KINGDOM 0.6%

Barclays Bank PLC
7.434% due 09/29/2049		$1,000	815
7.700% due 04/29/2049		11,250	9,914

HBOS PLC
6.750% due 05/21/2018		7,500	6,295

Total United Kingdom (Cost $19,655)			17,024

UNITED STATES 32.7%

ASSET-BACKED SECURITIES 0.7%

Daimler Chrysler Auto Trust
3.417% due 07/08/2011		$2,000	1,989

See Accompanying Notes	Semiannual Report	September 30, 2008	63

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Credit Auto Owner Trust
3.908% due 06/15/2012	$17,800	$17,349

MBNA Master Credit Card Trust
2.648% due 08/15/2014	1,000	947

Morgan Stanley Mortgage Loan Trust
3.567% due 04/25/2037	800	404
5.726% due 10/25/2036	500	399
6.000% due 07/25/2047	496	330

		21,418

CORPORATE BONDS & NOTES 7.5%

American International Group, Inc.
2.895% due 10/18/2011	10,000	5,939
8.175% due 05/15/2058	15,300	2,451

Bank of America Corp.
8.000% due 12/29/2049	27,400	21,717
8.125% due 12/29/2049	13,700	11,086

Bear Stearns Cos. LLC
6.950% due 08/10/2012	20,000	20,221

Citigroup Capital XXI
8.300% due 12/21/2077	13,540	10,091

Citigroup, Inc.
5.500% due 04/11/2013	11,900	10,397
6.125% due 11/21/2017	13,000	11,035
8.400% due 04/29/2049	16,550	11,286

General Electric Capital Corp.
5.875% due 01/14/2038	21,100	15,565

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	8,000	6,611
6.150% due 04/01/2018	4,850	4,040
6.750% due 10/01/2037	21,125	14,110

John Deere Capital Corp.
3.567% due 06/10/2011	9,700	9,727

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	18,950	16,794

Morgan Stanley
3.035% due 01/18/2011	5,000	3,261
5.950% due 12/28/2017	26,100	16,376
6.000% due 04/28/2015	19,000	12,944

Pemex Project Funding Master Trust
3.411% due 12/03/2012	1,200	1,137

Wachovia Bank N.A.
3.704% due 05/14/2010	13,230	10,834

Wachovia Corp.
5.500% due 05/01/2013	4,400	3,644

Wells Fargo Capital XIII
7.700% due 12/29/2049	4,300	3,753

		223,019

MORTGAGE-BACKED SECURITIES 3.0%

Adjustable Rate Mortgage Trust
5.381% due 11/25/2035	763	622

American Home Mortgage Assets
3.397% due 05/25/2046	1,811	1,169
3.397% due 09/25/2046	610	374
3.555% due 02/25/2047	868	437
3.775% due 11/25/2046	1,083	545

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	3,900	3,324
5.936% due 02/10/2051	4,500	3,857

Banc of America Funding Corp.
5.357% due 11/20/2035	642	602
5.888% due 04/25/2037	700	403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
5.010% due 01/25/2035	$118	$106
5.732% due 02/25/2036	468	357

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	855	733

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	1,500	1,286

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,366	2,132
4.663% due 03/25/2034	206	196
5.666% due 07/25/2046	583	453

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,800	3,300

Countrywide Alternative Loan Trust
3.367% due 02/25/2047	1,448	880
3.368% due 02/20/2047	1,455	890
3.377% due 01/25/2037	600	276
3.382% due 12/20/2046	2,247	1,370
3.387% due 05/25/2047	4,210	2,566
3.417% due 07/25/2046	279	177
3.457% due 09/25/2046	700	263
3.537% due 11/20/2035	738	473
3.717% due 11/20/2035	500	227
3.855% due 12/25/2035	964	589
3.855% due 02/25/2036	904	539
5.750% due 03/25/2037	500	344
6.250% due 11/25/2036	604	435

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	318	206
3.557% due 02/25/2036	545	234
5.431% due 02/25/2047	517	339
5.547% due 04/20/2036	482	388
5.620% due 03/25/2037	496	352
6.092% due 09/25/2047	353	274

Credit Suisse Mortgage Capital Certificates
5.863% due 01/25/2037	500	326

CS First Boston Mortgage Securities Corp.
5.014% due 06/25/2033	1,529	1,496

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	600	393
6.172% due 06/25/2036	800	595

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	1,100	1,030
3.287% due 02/25/2037	1,383	1,308
3.287% due 03/25/2037	1,425	1,377
5.000% due 10/25/2018	582	552
5.500% due 12/25/2035	700	465
5.588% due 10/25/2035	476	311
5.869% due 10/25/2036	500	325
5.886% due 10/25/2036	500	324
6.300% due 07/25/2036	700	494

Harborview Mortgage Loan Trust
3.230% due 09/19/2046	428	260
3.270% due 03/19/2037	7,037	4,341
3.378% due 08/21/2036	354	218
5.903% due 08/19/2036	310	209

Homebanc Mortgage Trust
5.909% due 04/25/2037	600	327

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	1,363	1,286

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	636	345

Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	600	388

Indymac Index Mortgage Loan Trust
3.407% due 06/25/2047	634	385
3.417% due 05/25/2046	210	128
3.447% due 07/25/2035	185	121
3.507% due 06/25/2037	498	265

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.490% due 10/25/2035	$553	$375
5.975% due 06/25/2036	600	439

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	2,900	2,503
5.794% due 02/12/2051	3,600	3,056
5.937% due 02/12/2049	2,100	1,795

JPMorgan Mortgage Trust
4.872% due 04/25/2035	563	495
5.375% due 08/25/2035	600	478
5.402% due 11/25/2035	811	709

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	4,100	3,449

Luminent Mortgage Trust
3.377% due 12/25/2036	952	581
3.387% due 12/25/2036	492	310
3.407% due 10/25/2046	356	221

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	557	352

MASTR Alternative Loans Trust
3.607% due 03/25/2036	325	178

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	4,686	3,809

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	651	465

Morgan Stanley Capital I
5.809% due 12/12/2049	4,800	4,101

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	241	207

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	384

Residential Accredit Loans, Inc.
3.457% due 08/25/2037	533	291
3.477% due 05/25/2046	1,000	418
3.507% due 08/25/2035	436	270
3.607% due 10/25/2045	450	293

Residential Asset Securitization Trust
3.607% due 01/25/2046	725	451

Sequoia Mortgage Trust
5.765% due 01/20/2047	309	266

Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036	1,200	544
5.375% due 11/25/2035	493	355
5.429% due 09/25/2036	600	506
6.000% due 10/25/2037	523	346

Structured Asset Mortgage Investments, Inc.
3.427% due 05/25/2036	3,994	2,463
3.427% due 05/25/2046	596	367

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	2,236	2,123
5.970% due 09/25/2036	600	437

WaMu Mortgage Pass-Through Certificates
3.555% due 03/25/2047	1,696	894
3.595% due 01/25/2047	926	504
3.615% due 04/25/2047	1,185	685
3.675% due 12/25/2046	706	374
3.948% due 01/25/2047	325	219
4.229% due 03/25/2034	648	624
5.342% due 01/25/2037	603	479
5.542% due 04/25/2037	422	315
5.609% due 12/25/2036	391	280
5.613% due 12/25/2036	1,183	929
5.668% due 05/25/2037	938	849
5.931% due 09/25/2036	644	501

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	411	239

		87,916

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 21.2%

Fannie Mae
5.000% due 05/01/2037 - 11/01/2038		$85,060	$82,793
5.500% due 12/01/2033 - 10/01/2038		220,418	219,857
5.500% due 06/01/2037 - 12/01/2037 (f)		119,555	119,345
6.000% due 10/01/2035 - 10/01/2038		157,503	159,637
6.000% due 05/01/2038 (f)		20,558	20,849

Freddie Mac
5.440% due 12/01/2035		474	477
5.500% due 04/01/2038 (f)		24,806	24,697

			627,655

U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Notes
3.500% due 05/31/2013		9,800	10,050

Total United States (Cost $1,044,582)			970,058

URUGUAY 0.9%

Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	59,412	2,102
5.000% due 09/14/2018 (b)		82,763	3,957
8.000% due 11/18/2022		$16,397	16,480
9.250% due 05/17/2017		5,000	5,656

Total Uruguay (Cost $29,415)			28,195

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VENEZUELA 4.4%

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$23,360	$12,673
5.375% due 04/12/2027	12,000	5,370

Venezuela Government International Bond
3.791% due 04/20/2011	36,640	30,109
5.375% due 08/07/2010	24,750	22,028
6.000% due 12/09/2020	43,700	25,018
7.000% due 12/01/2018	5,000	3,394
7.650% due 04/21/2025	4,915	2,998
9.375% due 01/13/2034	11,200	7,812
10.750% due 09/19/2013	21,925	20,226

	SHARES

Venezuela Government International Bond Warrants
0.000% due 04/15/2020	4,000	113

Total Venezuela (Cost $171,121)		129,741

	PRINCIPAL AMOUNT (000S)
VIETNAM 0.1%

Vietnam Government International Bond
4.000% due 03/12/2028	$5,000	3,443
6.875% due 01/15/2016	1,000	942

Total Vietnam (Cost $5,263)		4,385

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.8%

CERTIFICATES OF DEPOSIT 0.4%

Unicredito Italiano NY
3.088% due 05/15/2009	$12,300	$12,300

REPURCHASE AGREEMENTS 3.4%

State Street Bank and Trust Co.
0.100% due 10/01/2008	30,070	30,070
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $30,674. Repurchase proceeds are $30,070.)
1.000% due 10/01/2008	69,890	69,890
(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/13/2008 valued at $71,293. Repurchase proceeds are $69,892.)

		99,960

U.S. TREASURY BILLS 2.0%
1.036% due 10/16/2008 - 12/26/2008 (a)(c)(d)(e)	59,096	58,669

Total Short-Term Instruments (Cost $171,240)		170,929

Total Investments 106.3% (Cost $3,413,032)		$3,145,327

Written Options (i) (0.0%)
(Premiums $734)		(1,313)

Other Assets and Liabilities (Net) (6.3%)		(186,810)

Net Assets 100.0%		$2,957,204

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $1,240 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $47,410 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $218 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $21,756 at a weighted average interest rate of 3.616%. On September 30, 2008, securities valued at $164,754 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $13,285 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	91	$(173)
90-Day Eurodollar December Futures	Long	12/2008	285	(109)
90-Day Eurodollar December Futures	Long	12/2009	10,067	5,660

				$5,378

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(0.970%)	03/20/2018	BNP	3.932%	$4,000	$695	$0	$695
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(0.970%)	03/20/2018	BOA	3.932%	3,000	521	0	521
Korea Development Bank 5.750% due 09/10/2013	(0.940%)	03/20/2013	MSC	3.371%	2,800	258	0	258
Morgan Stanley 6.000% due 04/28/2015	(1.040%)	06/20/2015	BCLY	9.326%	1,900	555	0	555
Morgan Stanley 6.000% due 04/28/2015	(1.200%)	06/20/2015	BOA	9.326%	1,700	487	0	487
Morgan Stanley 6.000% due 04/28/2015	(1.210%)	06/20/2015	BOA	9.326%	1,000	286	0	286

						$2,802	$0	$2,802

See Accompanying Notes	Semiannual Report	September 30, 2008	65

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	2.066%	03/20/2013	CSFB	14.972%	$16,000	$(5,355)	$0	$(5,355)
Brazilian Government International Bond 12.250% due 03/06/2030	1.360%	08/20/2011	BCLY	1.301%	6,500	20	0	20
Brazilian Government International Bond 12.250% due 03/06/2030	1.370%	08/20/2011	BCLY	1.301%	8,000	28	0	28
Brazilian Government International Bond 12.250% due 03/06/2030	0.410%	04/20/2009	JPM	0.411%	13,480	26	0	26
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	04/20/2016	MLP	2.054%	16,500	42	0	42
Brazilian Government International Bond 12.250% due 03/06/2030	1.030%	07/20/2017	UBS	2.168%	3,875	(291)	0	(291)
CEMEX SAB de C.V. 9.625% due 10/01/2009	1.050%	12/20/2016	JPM	3.803%	6,600	(1,010)	0	(1,010)
Colombia Government International Bond 10.375% due 01/28/2033	0.780%	07/20/2012	BCLY	1.738%	4,500	(142)	0	(142)
Colombia Government International Bond 10.375% due 01/28/2033	0.790%	07/20/2012	BCLY	1.738%	2,000	(63)	0	(63)
Colombia Government International Bond 10.375% due 01/28/2033	1.060%	01/20/2012	JPM	1.643%	5,000	(79)	0	(79)
Colombia Government International Bond 10.375% due 01/28/2033	1.640%	08/20/2011	MSC	1.538%	6,200	29	0	29
Colombia Government International Bond 10.375% due 01/28/2033	1.070%	01/20/2012	UBS	1.643%	3,000	(46)	0	(46)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	32,700	(69)	0	(69)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.500%	06/20/2009	DUB	24.348%	2,900	(322)	0	(322)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.600%	06/20/2009	GSC	24.348%	3,550	(392)	0	(392)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.700%	06/20/2009	GSC	24.348%	7,850	(861)	0	(861)
Indonesia Government International Bond 6.750% due 03/10/2014	1.000%	06/20/2009	BCLY	1.075%	13,480	(3)	0	(3)
Indonesia Government International Bond 6.750% due 03/10/2014	0.950%	06/20/2009	CITI	1.075%	1,500	(1)	0	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	1.580%	12/20/2011	CITI	3.088%	6,200	(270)	0	(270)
Indonesia Government International Bond 6.750% due 03/10/2014	2.290%	12/20/2016	CITI	4.066%	1,300	(136)	0	(136)
Indonesia Government International Bond 6.750% due 03/10/2014	1.540%	12/20/2011	DUB	3.088%	2,650	(119)	0	(119)
Indonesia Government International Bond 6.750% due 03/10/2014	1.525%	12/20/2011	RBS	3.088%	7,000	(317)	0	(317)
Indonesia Government International Bond 6.750% due 03/10/2014	2.360%	09/20/2016	RBS	4.036%	14,900	(1,444)	0	(1,444)
Indonesia Government International Bond 6.750% due 03/10/2014	2.385%	09/20/2016	RBS	4.036%	3,100	(296)	0	(296)
Indonesia Government International Bond 6.750% due 03/10/2014	2.480%	09/20/2016	RBS	4.036%	2,000	(180)	0	(180)
Indonesia Government International Bond 6.750% due 03/10/2014	2.345%	12/20/2016	RBS	4.066%	16,575	(1,682)	0	(1,682)
Indonesia Government International Bond 6.750% due 03/10/2014	2.430%	12/20/2016	RBS	4.066%	2,000	(193)	0	(193)
Indonesia Government International Bond 6.750% due 03/10/2014	2.320%	06/20/2013	UBS	3.574%	8,000	(348)	0	(348)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	20,000	6	0	6
JSC Gazprom 8.625% due 04/28/2034	0.890%	10/20/2008	MSC	3.451%	15,000	8	0	8
JSC Gazprom 8.625% due 04/28/2034	1.320%	12/20/2008	MSC	3.467%	46,000	(49)	0	(49)
JSC Gazprom 8.625% due 04/28/2034	0.980%	05/20/2009	MSC	3.549%	1,500	(18)	0	(18)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	25,000	(2)	0	(2)
Malaysia Government International Bond 7.500% due 07/15/2011	0.380%	06/20/2009	JPM	1.000%	13,480	(45)	0	(45)
Mexico Government International Bond 7.500% due 04/08/2033	0.695%	01/20/2017	UBS	1.726%	2,700	(180)	0	(180)
Panama Government International Bond 8.875% due 09/30/2027	0.500%	04/20/2009	DUB	0.854%	13,480	5	0	5
Peru Government International Bond 8.750% due 11/21/2033	1.920%	03/20/2013	BCLY	1.781%	5,000	30	0	30
Peru Government International Bond 8.750% due 11/21/2033	1.220%	10/20/2011	MSC	1.416%	6,350	0	0	0
Peru Government International Bond 8.750% due 11/21/2033	1.960%	10/20/2016	MSC	2.253%	3,000	(29)	0	(29)
Petroleos Mexicanos 9.500% due 09/15/2027	1.130%	04/20/2016	JPM	2.079%	26,250	(1,368)	0	(1,368)
Philippine Government International Bond 10.625% due 03/16/2025	1.770%	09/20/2012	BCLY	2.622%	10,510	(313)	0	(313)

66	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Philippine Government International Bond 10.625% due 03/16/2025	1.920%	09/20/2012	BCLY	2.622%	$5,500	$(134)	$0	$(134)
Philippine Government International Bond 10.625% due 03/16/2025	2.250%	09/20/2012	BCLY	2.622%	6,500	(82)	0	(82)
Philippine Government International Bond 10.625% due 03/16/2025	2.320%	03/20/2013	BCLY	2.798%	35,000	(632)	0	(632)
Philippine Government International Bond 10.625% due 03/16/2025	2.300%	06/20/2013	BCLY	2.874%	7,000	(160)	0	(160)
Philippine Government International Bond 10.625% due 03/16/2025	2.510%	09/20/2017	BCLY	3.447%	1,250	(75)	0	(75)
Philippine Government International Bond 10.625% due 03/16/2025	2.530%	09/20/2017	BCLY	3.447%	1,250	(73)	0	(73)
Philippine Government International Bond 10.625% due 03/16/2025	1.950%	03/20/2013	CITI	2.798%	30,000	(979)	0	(979)
Philippine Government International Bond 10.625% due 03/16/2025	2.000%	03/20/2013	CITI	2.798%	18,550	(569)	0	(569)
Philippine Government International Bond 10.625% due 03/16/2025	2.140%	03/20/2013	CITI	2.798%	8,000	(201)	0	(201)
Philippine Government International Bond 10.625% due 03/16/2025	2.340%	03/20/2013	CITI	2.798%	9,600	(166)	0	(166)
Philippine Government International Bond 10.625% due 03/16/2025	2.380%	03/20/2013	CITI	2.798%	17,000	(267)	0	(267)
Philippine Government International Bond 10.625% due 03/16/2025	1.770%	12/20/2017	CITI	3.474%	24,100	(2,695)	0	(2,695)
Philippine Government International Bond 10.625% due 03/16/2025	2.730%	03/20/2018	CITI	3.499%	21,300	(1,081)	0	(1,081)
Philippine Government International Bond 10.625% due 03/16/2025	2.770%	06/20/2018	CITI	3.524%	20,800	(1,050)	0	(1,050)
Philippine Government International Bond 10.625% due 03/16/2025	2.830%	06/20/2018	CITI	3.524%	7,000	(325)	0	(325)
Philippine Government International Bond 10.625% due 03/16/2025	2.340%	03/20/2013	DUB	2.798%	13,700	(236)	0	(236)
Philippine Government International Bond 10.625% due 03/16/2025	1.770%	09/20/2012	MSC	2.622%	1,900	(57)	0	(57)
Philippine Government International Bond 10.625% due 03/16/2025	1.500%	12/20/2012	MSC	2.714%	20,000	(898)	0	(898)
Philippine Government International Bond 10.625% due 03/16/2025	2.440%	09/20/2017	MSC	3.447%	6,200	(401)	0	(401)
Philippine Government International Bond 10.625% due 03/16/2025	2.860%	03/20/2018	MSC	3.499%	5,000	(210)	0	(210)
Philippine Government International Bond 10.625% due 03/16/2025	1.790%	09/20/2012	UBS	2.622%	7,960	(194)	0	(194)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	1.380%	10/20/2011	GSC	7.098%	5,000	(698)	0	(698)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	2.000%	10/20/2012	MSC	7.135%	13,000	(2,031)	0	(2,031)
Russia Government International Bond 7.500% due 03/31/2030	2.990%	08/24/2014	ABN	2.695%	8,125	142	0	142
Russia Government International Bond 7.500% due 03/31/2030	1.870%	10/20/2012	CSFB	7.135%	6,900	(1,110)	0	(1,110)
Russia Government International Bond 7.500% due 03/31/2030	0.645%	04/20/2009	JPM	2.317%	13,480	(82)	0	(82)
Russia Government International Bond 7.500% due 03/31/2030	2.380%	09/20/2013	JPM	2.648%	14,300	(153)	0	(153)
Russia Government International Bond 7.500% due 03/31/2030	2.310%	01/21/2014	MLP	2.667%	1,350	(15)	0	(15)
Tenaga Nasional Bhd. 0.650% due 06/20/2013	0.650%	06/20/2013	JPM	1.806%	1,000	(48)	0	(48)
Ukraine Government International Bond 7.650% due 06/11/2013	2.320%	08/20/2017	CITI	7.563%	5,000	(1,377)	0	(1,377)
Ukraine Government International Bond 7.650% due 06/11/2013	0.690%	04/20/2009	HSBC	5.404%	4,000	(89)	0	(89)
Ukraine Government International Bond 7.650% due 06/11/2013	1.450%	02/20/2012	JPM	6.843%	6,000	(906)	0	(906)
Ukraine Government International Bond 7.650% due 06/11/2013	1.500%	01/20/2012	MLP	6.817%	2,000	(289)	0	(289)
Ukraine Government International Bond 7.650% due 06/11/2013	1.560%	04/20/2009	MSC	5.404%	13,480	(181)	0	(181)
Ukraine Government International Bond 7.650% due 06/11/2013	1.410%	11/20/2010	MSC	6.434%	15,000	(1,376)	0	(1,376)
Ukraine Government International Bond 7.650% due 06/11/2013	1.770%	04/20/2011	MSC	6.598%	10,000	(1,001)	0	(1,001)
Ukraine Government International Bond 7.650% due 06/11/2013	1.600%	01/20/2012	MSC	6.817%	2,500	(354)	0	(354)

See Accompanying Notes	Semiannual Report	September 30, 2008	67

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	1.790%	11/20/2012	MSC	7.023%	$20,000	$(3,320)	$0	$(3,320)
Ukraine Government International Bond 7.650% due 06/11/2013	2.030%	11/20/2012	MSC	7.023%	5,000	(786)	0	(786)
Ukraine Government International Bond 7.650% due 06/11/2013	2.580%	11/20/2017	MSC	7.576%	20,000	(5,179)		(5,179)
Ukraine Government International Bond 7.650% due 06/11/2013	1.480%	03/20/2012	UBS	6.865%	6,000	(882)	0	(882)
Ukraine Government International Bond 7.650% due 06/11/2013	1.950%	06/20/2017	UBS	7.553%	2,000	(578)	0	(578)
Uruguay Government International Bond 7.875% due 01/15/2033	1.050%	01/20/2012	DUB	1.733%	12,000	(224)	0	(224)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%	4,600	(33)	0	(33)

						$(46,484)	$0	$(46,484)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.EM-9 Index	(2.650%)	06/20/2013	UBS	$25,000	$480	$(488)	$968

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY	$205,655	$(3,955)	$300	$(4,255)
CDX.EM-9 Index	2.650%	06/20/2013	CSFB	29,000	(558)	160	(718)
CDX.EM-9 Index	2.650%	06/20/2013	DUB	54,860	(1,055)	(479)	(576)
CDX.EM-9 Index	2.650%	06/20/2013	GSC	49,095	(944)	375	(1,319)
CDX.EM-9 Index	2.650%	06/20/2013	JPM	71,300	(1,371)	796	(2,167)
CDX.EM-9 Index	2.650%	06/20/2013	MLP	9,000	(173)	216	(389)
CDX.EM-9 Index	2.650%	06/20/2013	MSC	48,400	(931)	87	(1,018)
CDX.EM-9 Index	2.650%	06/20/2013	UBS	41,000	(788)	(229)	(559)
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	21,400	242	0	242
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	7,200	83	0	83
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	3,600	42	0	42
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC	4,700	52	0	52
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	7,200	83	0	83
CDX.IG-9 5 Year Index 30-100%	0.720%	12/20/2012	GSC	58,000	699	0	699
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	16,000	(1,665)	(2,668)	1,003

					$(10,239)	$(1,442)	$(8,797)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC	BRL	93,700	$(248)	$116	$(364)
Pay	1-Year BRL-CDI	13.840%	01/04/2010	MLP		23,700	237	0	237

68	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	30,500	$(1,562)	$(782)	$(780)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		23,000	(358)	(8)	(350)
Pay	1-Year BRL-CDI	13.845%	01/02/2012	UBS		4,600	(12)	(36)	24
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$676,000	4,566	(1,883)	6,449
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		4,900	53	44	9
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		21,700	234	132	102
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		3,700	(22)	(69)	47
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		79,900	(471)	(969)	498
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		66,000	(2,511)	(28)	(2,483)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		27,500	(1,001)	440	(1,441)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		45,100	(1,642)	(637)	(1,005)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		15,100	(673)	411	(1,084)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		13,400	(597)	509	(1,106)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	5,900	(30)	(186)	156
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		3,200	(14)	(71)	57
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		7,400	(31)	(185)	154
Pay	6-Month PLN-WIBOR	6.000%	06/18/2010	CITI	PLN	27,200	(47)	48	(95)

							$(4,129)	$(3,154)	$(975)

(i)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	627	$439	$506
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	627	295	807

				$734	$1,313

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	1,122	$1,067
Sales	3,129	1,841
Closing Buys	(1,749)	(1,384)
Expirations	(1,248)	(790)
Exercised	0	0

Balance at 09/30/2008	1,254	$734

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Freddie Mac	5.000%	10/01/2023	$500	$502	$495
Freddie Mac	5.500%	10/01/2038	22,000	21,824	21,859
U.S. Treasury Notes	2.500%	03/31/2013	11,050	10,898	10,895
U.S. Treasury Notes	3.625%	12/31/2012	26,900	27,872	28,128
U.S. Treasury Notes	4.250%	11/15/2017	16,000	16,756	16,838

				$77,852	$78,215

(6)	Market value includes $547 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	18,149	04/2009	$0	$(89)	$(89)
Buy	BRL	BCLY	5,458	10/2008	0	(82)	(82)
Sell		HSBC	5,458	10/2008	156	0	156
Sell		BOA	108,635	12/2008	1,749	0	1,749
Buy		DUB	4,252	12/2008	0	(414)	(414)
Buy		HSBC	5,458	12/2008	0	(157)	(157)
Sell		HSBC	32,500	12/2008	1,088	0	1,088
Sell		JPM	85,002	12/2008	5,554	0	5,554
Sell		MLP	37,372	12/2008	480	0	480
Buy		MSC	37,649	12/2008	0	(2,694)	(2,694)
Sell		MSC	19,251	12/2008	750	0	750

See Accompanying Notes	Semiannual Report	September 30, 2008	69

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	UBS	56,429	12/2008	$3,969	$0	$3,969
Buy	CLP	MSC	2,130,616	12/2008	0	(592)	(592)
Sell		MSC	3,430,800	12/2008	1,017	0	1,017
Buy		JPM	1,239,857	05/2009	0	(390)	(390)
Buy	CNY	DUB	54,263	10/2008	0	(3)	(3)
Sell		DUB	106,266	10/2008	152	(32)	120
Buy		JPM	61,731	10/2008	16	0	16
Sell		JPM	9,728	10/2008	20	0	20
Buy		BCLY	78,325	11/2008	0	(189)	(189)
Buy		BOA	23,186	11/2008	0	(53)	(53)
Buy		DUB	119,626	11/2008	0	(272)	(272)
Buy		HSBC	29,360	11/2008	0	(67)	(67)
Buy		JPM	45,156	11/2008	0	(123)	(123)
Buy		UBS	67,906	11/2008	0	(159)	(159)
Buy		JPM	53,149	09/2009	56	0	56
Buy	COP	CITI	16,332,362	12/2008	0	(486)	(486)
Sell		CITI	46,749,120	12/2008	3,974	0	3,974
Sell		MSC	1,609,060	12/2008	134	0	134
Buy	CZK	DUB	10,334	12/2008	25	0	25
Sell	EUR	CITI	25,155	10/2008	0	(82)	(82)
Buy		JPM	4,272	10/2008	0	(274)	(274)
Sell		UBS	29,427	10/2008	1,641	0	1,641
Buy	GBP	BCLY	139	10/2008	0	(8)	(8)
Sell		UBS	4,432	11/2008	153	0	153
Buy	HKD	BCLY	156	10/2008	0	0	0
Buy		CSFB	156	10/2008	0	0	0
Buy		DUB	76	10/2008	0	0	0
Sell		HSBC	78	10/2008	0	0	0
Buy		HSBC	78	03/2009	0	0	0
Buy	HUF	BNP	443	11/2008	0	0	0
Buy	IDR	BCLY	73,707,128	10/2008	0	(208)	(208)
Buy		DUB	458,627	10/2008	0	0	0
Buy	ILS	BCLY	571	11/2008	19	0	19
Buy		HSBC	571	11/2008	19	0	19
Sell		HSBC	1,142	11/2008	0	(14)	(14)
Sell	INR	CSFB	51,062	11/2008	178	0	178
Buy		JPM	51,062	11/2008	0	(187)	(187)
Buy	JPY	BCLY	1,526,320	10/2008	0	(19)	(19)
Sell		BCLY	470,727	10/2008	27	0	27
Sell		CITI	1,868,193	10/2008	0	(16)	(16)
Sell		CSFB	559,612	10/2008	0	(3)	(3)
Buy		HSBC	1,622,815	10/2008	0	(289)	(289)
Buy		MLP	1,618,987	10/2008	0	(295)	(295)
Buy		RBS	1,775,158	10/2008	0	(230)	(230)
Sell		UBS	1,869,589	10/2008	0	(21)	(21)
Sell		RBC	1,526,320	11/2008	28	0	28
Buy	KWD	BCLY	1,354	04/2009	0	(153)	(153)
Buy	MXN	BCLY	35,355	11/2008	0	(249)	(249)
Buy		CITI	13,799	11/2008	0	(41)	(41)
Sell		DUB	378,178	11/2008	1,584	0	1,584
Buy		HSBC	3,364	11/2008	0	(14)	(14)
Buy		JPM	19,533	11/2008	0	(130)	(130)
Sell		MSC	5,558	11/2008	23	0	23
Sell		RBC	611	11/2008	2	0	2
Buy		UBS	7,441	11/2008	0	(54)	(54)
Sell		CITI	13,799	05/2009	38	0	38
Buy	MYR	BCLY	25,579	11/2008	0	(491)	(491)
Sell		BCLY	68,408	11/2008	578	0	578
Buy		CITI	11,921	11/2008	0	(344)	(344)
Buy		DUB	46,175	11/2008	0	(953)	(953)
Sell		DUB	8,465	11/2008	81	0	81
Buy		HSBC	3,759	11/2008	0	(54)	(54)
Sell		HSBC	16,231	11/2008	156	0	156
Buy		JPM	23,561	11/2008	0	(408)	(408)
Sell		UBS	17,159	11/2008	165	0	165
Sell	PHP	BCLY	675,916	11/2008	360	0	360
Sell		DUB	546,194	11/2008	278	0	278
Buy		HSBC	399,000	11/2008	0	(552)	(552)
Buy		JPM	400,100	11/2008	0	(485)	(485)
Sell		JPM	177,753	11/2008	81	0	81
Buy		BCLY	92,700	02/2009	0	(96)	(96)
Buy		DUB	45,000	02/2009	0	(61)	(61)
Buy		HSBC	111,460	02/2009	0	(121)	(121)
Buy		JPM	157,038	02/2009	0	(125)	(125)
Buy		MLP	35,200	02/2009	0	(46)	(46)

70	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	MSC	124,400	02/2009	$0	$(141)	$(141)
Buy		RBS	34,500	02/2009	0	(46)	(46)
Buy		LEH	23,500	12/2010	0	(26)	(26)
Sell		LEH	23,500	12/2010	0	(13)	(13)
Buy	PLN	BCLY	219	11/2008	0	(10)	(10)
Buy		DUB	134	11/2008	0	(9)	(9)
Sell		DUB	11,149	11/2008	422	0	422
Buy		JPM	200	11/2008	0	(10)	(10)
Buy		HSBC	542	05/2009	0	(17)	(17)
Buy	RUB	DUB	12,875	11/2008	0	(17)	(17)
Buy		HSBC	654,538	11/2008	0	(2,371)	(2,371)
Buy		JPM	151,167	11/2008	0	(301)	(301)
Buy		UBS	107,721	05/2009	0	(340)	(340)
Buy	SAR	BCLY	18,635	04/2009	0	(75)	(75)
Buy	SGD	BCLY	750	10/2008	0	(22)	(22)
Sell		CITI	8,909	10/2008	19	0	19
Buy		CSFB	3,354	10/2008	0	(106)	(106)
Buy		DUB	1,900	10/2008	0	(68)	(68)
Buy		JPM	12,420	10/2008	0	(419)	(419)
Sell		JPM	13,125	10/2008	44	0	44
Buy		UBS	3,610	10/2008	0	(113)	(113)
Buy		BCLY	1,597	11/2008	0	(52)	(52)
Sell		BCLY	3,335	11/2008	44	0	44
Buy		BOA	1,562	11/2008	0	(60)	(60)
Buy		CITI	2,158	11/2008	0	(31)	(31)
Buy		DUB	1,641	11/2008	0	(55)	(55)
Sell		DUB	3,418	11/2008	46	0	46
Buy		JPM	2,212	11/2008	0	(31)	(31)
Buy		UBS	1,563	11/2008	0	(60)	(60)
Buy		CITI	8,909	12/2008	0	(23)	(23)
Buy		JPM	13,080	12/2008	0	(48)	(48)
Buy	SKK	MSC	13,221	01/2009	0	(55)	(55)
Buy	ZAR	BCLY	5,278	12/2008	0	(21)	(21)
Sell		JPM	90,522	12/2008	429	0	429
Buy		UBS	85,529	12/2008	13	0	13

					$25,568	$(16,365)	$9,203

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$3,134,785	$10,542	$3,145,327
Short Sales, at value	0	(77,668)	0	(77,668)
Other Financial Instruments ++	5,378	(45,797)	1,055	(39,364)

Total	$5,378	$3,011,320	$11,597	$3,028,295

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$10,337	$18	$10	$177	$0	$10,542
Other Financial Instruments ++	(498)	0	0	0	(2,140)	3,693	1,055

Total	$(498)	$10,337	$18	$10	$(1,963)	$3,693	$11,597

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	71

Schedule of Investments  Floating Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.1%

Bausch & Lomb, Inc.
6.051% due 04/26/2015	$1,832	$1,705
7.000% due 10/26/2015	160	149

Biomet, Inc.
6.762% due 03/25/2015	1,480	1,367

Community Health Systems, Inc.
4.000% due 07/25/2014	44	39
5.060% due 07/25/2014	673	592
5.954% due 07/25/2014	214	188

Cooper-Standard Automotive, Inc.
5.312% due 12/31/2011	1,975	1,703

CSC Holdings, Inc.
4.569% due 03/30/2013	1,935	1,714

Daimler Finance North America LLC
6.820% due 08/03/2012	1,939	1,317

FCI Connectors
4.237% due 03/09/2013	1,904	1,690

Georgia-Pacific Corp.
4.219% due 12/20/2012	125	111
4.551% due 12/20/2012	151	134
4.567% due 12/20/2012	1,747	1,548

HCA, Inc.
6.012% due 11/18/2013	2,212	1,945

Headwaters, Inc.
8.270% due 04/30/2011	587	534

Hertz Corp.
3.204% due 12/21/2012	1	1
3.990% due 12/21/2012	1	0
4.250% due 12/21/2012	1	1

Idearc, Inc.
4.470% due 11/17/2014	39	23
4.800% due 11/17/2014	881	521

Ineos Group Holdings PLC
4.885% due 10/07/2013	1,119	896
5.385% due 10/07/2014	1,119	957

Las Vegas Sands Corp.
4.560% due 05/23/2014	751	572
5.520% due 05/23/2014	217	165

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	1,380	986

NRG Energy, Inc.
2.701% due 02/01/2013	1,061	937
5.262% due 02/01/2013	647	572

OAO Rosneft Oil Co.
4.359% due 09/17/2009	1,935	1,882

PanAmSat Corp.
5.288% due 07/03/2012	653	598

Renal Advantage, Inc.
5.276% due 10/06/2012	1,843	1,530

RH Donnelley Corp.
6.750% due 06/30/2011	1,879	1,670

Roundy’s Supermarket, Inc.
5.500% due 10/27/2011	1,635	1,498

Smurfit-Stone Container Enterprises, Inc.
2.712% due 11/01/2010	87	80
4.500% due 11/01/2010	42	39
4.500% due 11/01/2011	26	24
4.812% due 11/01/2011	215	198

Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014	197	167
6.302% due 10/10/2014	1,856	1,573
7.262% due 10/10/2014	21	18

VNU/Nielson Finance LLC
4.802% due 08/09/2013	220	191

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.661% due 08/09/2013	$733	$636

Wimar Landco LLC
6.250% due 07/03/2024	5,000	3,644

Total Bank Loan Obligations (Cost $39,996)		34,115

CORPORATE BONDS & NOTES 43.4%

BANKING & FINANCE 24.9%

Bank of America Corp.
8.000% due 12/29/2049	8,800	6,975

Barclays Bank PLC
7.434% due 09/29/2049	6,200	5,053

Bear Stearns Cos. LLC
3.084% due 09/09/2009	1,680	1,660

BHP Billiton Finance Ltd.
3.799% due 03/27/2009	2,500	2,496

C5 Capital SPV Ltd.
6.196% due 12/01/2049	500	485

C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,400	2,228

Calabash Re Ltd.
13.719% due 01/08/2010	3,000	3,099

Citigroup, Inc.
8.400% due 04/29/2049	3,800	2,591

Credit Suisse New York
5.000% due 05/15/2013	6,000	5,566

Foundation Re II Ltd.
9.557% due 11/26/2010	3,700	3,677

Genworth Global Funding Trusts
2.879% due 02/10/2009	2,400	2,363

Goldman Sachs Group, Inc.
3.011% due 03/02/2010	2,500	2,339
3.191% due 10/07/2011	2,000	1,602

HBOS PLC
6.750% due 05/21/2018	2,500	2,098

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	6,575	6,345

Intergas Finance BV
6.375% due 05/14/2017	4,000	2,890
6.875% due 11/04/2011	900	810

International Lease Finance Corp.
3.121% due 07/11/2011	5,000	3,653
3.191% due 01/15/2010	4,500	3,881

JPMorgan Chase & Co.
2.959% due 01/17/2011	7,000	6,904

Lehman Brothers Holdings, Inc.
2.889% due 01/23/2009 (a)	4,400	572
2.907% due 11/16/2009 (a)	1,100	143
2.951% due 05/25/2010 (a)	900	117

Merna Reinsurance Ltd.
4.412% due 07/07/2010	5,800	5,504

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	400	386

Morgan Stanley
2.852% due 05/07/2009	7,500	6,504
2.912% due 02/09/2009	4,500	3,922
3.071% due 01/15/2010	3,500	2,629

Mystic Re Ltd.
9.111% due 12/05/2008	2,500	2,499
11.811% due 12/05/2008	1,900	1,900
12.811% due 06/07/2011	1,500	1,533

National Australia Bank Ltd.
2.884% due 08/19/2009	500	494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Osiris Capital PLC
7.791% due 01/15/2010	$2,000	$2,013

Pemex Finance Ltd.
9.690% due 08/15/2009	195	199

Petroleum Export Ltd.
4.623% due 06/15/2010	2,722	2,701
5.265% due 06/15/2011	4,238	4,198

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,244	2,230

RBS Capital Trust III
5.512% due 09/29/2049	3,700	2,992

Residential Reinsurance 2007 Ltd.
8.811% due 06/07/2010	3,500	3,507

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	4,000	3,881

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	14,200	13,250

SLM Corp.
3.000% due 01/26/2009	5,700	5,302

TNK-BP Finance S.A.
7.500% due 03/13/2013	5,300	4,213

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	5,500	5,011

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,357

UBS Preferred Funding Trust I
8.622% due 10/29/2049	8,250	7,979

Universal City Florida Holding Co. I & II
7.551% due 05/01/2010	3,200	3,024

VTB Capital S.A.
6.609% due 10/31/2012	3,500	2,817

Wells Fargo & Co.
4.375% due 01/31/2013	600	552

Wells Fargo Capital X
5.950% due 12/15/2036	1,700	1,402

Wells Fargo Capital XIII
7.700% due 12/29/2049	7,600	6,632

		166,178

INDUSTRIALS 12.4%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	13,500	13,230

Berry Plastics Holding Corp.
6.694% due 09/15/2014	2,500	1,763

BW GAS Ltd.
6.625% due 06/28/2017	1,240	1,278

Citic Resources Finance Ltd.
6.750% due 05/15/2014	1,200	915

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	1,000	960

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	800	648

CVS Caremark Corp.
3.111% due 06/01/2010	3,800	3,641

Delta Air Lines, Inc.
7.379% due 05/18/2010	9,143	8,892

Dex Media West LLC
9.875% due 08/15/2013	2,600	1,619

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	1,217	1,230

First Data Corp.
9.875% due 09/24/2015	1,350	1,061

72	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Freescale Semiconductor, Inc.
6.694% due 12/15/2014	$7,000	$4,725

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	742

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	6,021	5,690

Goodyear Tire & Rubber Co.
6.678% due 12/01/2009	3,000	2,955

Hanesbrands, Inc.
6.508% due 12/15/2014	7,000	5,845

HCA, Inc.
7.875% due 02/01/2011	999	969

Hertz Corp.
8.875% due 01/01/2014	3,325	2,884

Home Depot, Inc.
2.944% due 12/16/2009	2,500	2,353

JetBlue Airways 2004-2 C Pass-Through Trust
5.904% due 05/15/2010	1,005	1,001

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,609	1,605

MGM Mirage
8.375% due 02/01/2011	2,000	1,645

Nortel Networks Ltd.
7.041% due 07/15/2011	6,400	4,304

Northwest Airlines, Inc.
7.626% due 04/01/2010	3,229	2,906

SandRidge Energy, Inc.
6.416% due 04/01/2014	4,775	4,496

SUPERVALU, Inc.
7.500% due 11/15/2014	275	268

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	836	673

United Airlines, Inc.
6.071% due 03/01/2013 (a)	260	244
6.201% due 12/31/2049 (a)	581	564
7.730% due 01/01/2012	753	746

Xerox Corp.
3.626% due 12/18/2009	3,000	2,981

XTO Energy, Inc.
7.500% due 04/15/2012	90	94

		82,927

UTILITIES 6.1%

AES Panama S.A.
6.350% due 12/21/2016	5,000	4,783

AT&T Corp.
7.300% due 11/15/2011	473	492

Cablevision Systems Corp.
4.238% due 03/30/2013	5	4
4.569% due 03/30/2013	5	4

CMS Energy Corp.
3.741% due 01/15/2013	13,400	11,859

Dominion Resources, Inc.
2.984% due 11/14/2008	2,000	1,996

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,100	1,111

Majapahit Holding BV
7.250% due 10/17/2011	2,100	2,033

Ohio Power Co.
2.971% due 04/05/2010	2,000	1,963

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	5,500	5,171

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

PSEG Energy Holdings LLC
8.500% due 06/15/2011	$3,000	$3,052

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	3,350	3,149

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	280	280

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	188

Telesat Canada
11.000% due 11/01/2015	5,700	4,589

Verizon Communications, Inc.
5.350% due 02/15/2011	200	201

		40,875

Total Corporate Bonds & Notes (Cost $330,308)		289,980

U.S. GOVERNMENT AGENCIES 16.1%

Fannie Mae
3.347% due 04/25/2035	79	67
5.000% due 01/01/2035 - 02/01/2038	1,622	1,582
5.000% due 05/01/2037 - 07/01/2037 (d)	9,389	9,157
5.066% due 05/01/2035 (d)	601	599
5.500% due 09/01/2036 - 10/01/2038	4,945	4,928
5.500% due 11/01/2036 - 05/01/2037 (d)	68,596	68,476
5.557% due 01/01/2036	548	560
5.600% due 12/01/2035 (d)	579	584
5.609% due 03/01/2036	512	520
6.000% due 07/01/2036 - 10/01/2038	1,556	1,578
6.000% due 05/01/2037 - 05/01/2038 (d)	4,191	4,250
6.061% due 02/01/2035	259	260

Freddie Mac
5.000% due 06/15/2016	11	11
5.500% due 08/01/2038 (d)	11,959	11,907

Ginnie Mae
2.788% due 12/16/2026	238	234
5.500% due 02/15/2036 (d)	1,743	1,748
5.500% due 06/15/2037 - 10/01/2038	1,200	1,199

Total U.S. Government Agencies (Cost $106,088)		107,660

MORTGAGE-BACKED SECURITIES 7.2%

Adjustable Rate Mortgage Trust
5.381% due 11/25/2035	763	622

American Home Mortgage Assets
3.417% due 10/25/2046	466	182

American Home Mortgage Investment Trust
3.447% due 05/25/2047	539	192
5.660% due 09/25/2045	142	97

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	900	767
5.936% due 02/10/2051	900	771

Banc of America Funding Corp.
5.888% due 04/25/2037	700	403

Banc of America Mortgage Securities, Inc.
5.436% due 02/25/2036	51	44

Bear Stearns Adjustable Rate Mortgage Trust
5.010% due 01/25/2035	44	40
5.474% due 05/25/2047	439	370

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	$2,276	$1,397
5.504% due 09/25/2035	6,185	4,990
5.903% due 03/25/2036	268	166

Bear Stearns Structured Products, Inc.
5.772% due 12/26/2046	2,243	1,786

CC Mortgage Funding Corp.
3.337% due 05/25/2048	4,376	2,645

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	400	343

Citigroup Mortgage Loan Trust, Inc.
3.277% due 01/25/2037	2,659	2,427
4.663% due 03/25/2034	31	30
4.683% due 08/25/2035	1,766	1,335
5.836% due 12/25/2035	452	309
6.014% due 09/25/2037	813	569

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	900	782

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	911	555
3.398% due 07/20/2046	400	247
3.437% due 08/25/2046	646	267
3.468% due 09/20/2046	600	244
3.537% due 11/20/2035	180	115
3.717% due 11/20/2035	500	227
3.855% due 12/25/2035	261	159
5.891% due 11/25/2035	479	345

Countrywide Home Loan Mortgage Pass-Through Trust
5.369% due 10/20/2035	525	347
5.613% due 02/20/2036	638	427
5.772% due 05/20/2036	790	586

Credit Suisse Mortgage Capital Certificates
5.863% due 01/25/2037	500	326

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	48	43

CSAB Mortgage-Backed Trust
3.307% due 06/25/2036	52	52
5.720% due 09/25/2036	600	393

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.869% due 10/25/2036	500	325
5.886% due 10/25/2036	500	324

Downey Savings & Loan Association Mortgage Loan Trust
3.340% due 11/19/2037	800	157

Greenpoint Mortgage Funding Trust
3.417% due 10/25/2046	600	150

GSR Mortgage Loan Trust
5.178% due 01/25/2036	186	163

Harborview Mortgage Loan Trust
3.160% due 04/19/2038	2,413	1,487

Homebanc Mortgage Trust
3.387% due 12/25/2036	586	401

Indymac Index Mortgage Loan Trust
3.307% due 01/25/2037	497	475
3.447% due 07/25/2035	48	32
5.099% due 09/25/2035	450	305
5.275% due 06/25/2035	434	318

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	700	604
5.794% due 02/12/2051	700	594
5.937% due 02/12/2049	500	427

JPMorgan Mortgage Trust
4.872% due 04/25/2035	563	495
5.402% due 11/25/2035	730	638

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	673	566

See Accompanying Notes	Semiannual Report	September 30, 2008	73

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Alternative Note Asset
3.507% due 03/25/2037	$700	$247

Morgan Stanley Capital I
5.809% due 12/12/2049	900	769

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	40	34

Opteum Mortgage Acceptance Corp.
3.467% due 07/25/2035	500	419

Residential Accredit Loans, Inc.
4.215% due 09/25/2045	1,402	918

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	1,582	1,362

Sequoia Mortgage Trust
3.538% due 07/20/2033	443	367

Structured Adjustable Rate Mortgage Loan Trust
5.344% due 01/25/2035	1,527	1,118

Structured Asset Mortgage Investments, Inc.
3.337% due 03/25/2037	1,868	1,178
3.360% due 10/19/2034	568	409
3.380% due 03/19/2034	93	84
3.457% due 09/25/2047	661	256

Structured Asset Securities Corp.
4.763% due 06/25/2033	1,883	1,711
5.034% due 10/25/2035	586	496

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	276	265
5.970% due 09/25/2036	500	364

Thornburg Mortgage Securities Trust
3.307% due 03/25/2037	470	442

WaMu Mortgage Pass-Through Certificates
3.517% due 01/25/2045	223	149
3.555% due 02/25/2047	449	236
3.585% due 01/25/2047	1,570	946
3.665% due 12/25/2046	854	516
3.855% due 02/25/2046	2,802	1,680
4.055% due 11/25/2042	502	448
4.559% due 06/25/2033	770	752
5.468% due 02/25/2037	486	409

Wells Fargo Mortgage-Backed Securities Trust
5.594% due 07/25/2036	175	141

Total Mortgage-Backed Securities (Cost $60,129)		47,777

ASSET-BACKED SECURITIES 4.5%

Argent Securities, Inc.
3.257% due 09/25/2036	203	201

Asset-Backed Funding Certificates
3.247% due 09/25/2036	20	20
3.267% due 10/25/2036	187	183

Asset-Backed Securities Corp. Home Equity
4.138% due 03/15/2032	1,840	1,550

Atrium CDO Corp.
3.225% due 06/27/2015	2,398	2,292

Citigroup Mortgage Loan Trust, Inc.
3.267% due 07/25/2045	2,173	1,977

Countrywide Asset-Backed Certificates
3.257% due 02/25/2037	680	644
3.257% due 05/25/2047	558	537

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	1,407	1,352
3.297% due 12/25/2037	839	805

Fremont Home Loan Trust
3.277% due 02/25/2037	202	198

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAMP Trust
3.247% due 10/25/2046		$338	$330
3.277% due 12/25/2036		588	541
3.307% due 01/25/2047		1,712	1,657

HSBC Asset Loan Obligation
3.267% due 12/25/2036		1,465	1,348

JPMorgan Mortgage Acquisition Corp.
3.257% due 08/25/2036		292	287

Lehman XS Trust
3.327% due 11/25/2036		480	454

Long Beach Mortgage Loan Trust
3.247% due 07/25/2036		190	188
3.487% due 10/25/2034		288	221

MASTR Asset-Backed Securities Trust
3.257% due 01/25/2037		848	673

Merrill Lynch Mortgage Investors, Inc.
3.267% due 04/25/2037		201	199

Morgan Stanley ABS Capital I
3.247% due 10/25/2036		316	308
3.257% due 11/25/2036		431	417

RAAC Series 2007-SP2
3.607% due 06/25/2047		600	376

Residential Asset Mortgage Products, Inc.
3.287% due 07/25/2036		180	178

SACO I, Inc.
3.457% due 12/25/2035		1,726	970

SLM Student Loan Trust
4.173% due 04/25/2023		10,900	10,941

Soundview Home Equity Loan Trust
3.267% due 12/25/2036		198	196

Specialty Underwriting & Residential Finance
3.887% due 01/25/2034		17	14

Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037		1,020	958

Total Asset-Backed Securities (Cost $31,982)			30,015

SOVEREIGN ISSUES 1.8%

Korea Development Bank
3.186% due 10/20/2009		5,150	5,152
5.300% due 01/17/2013		1,150	1,143

Ukraine Government International Bond
6.875% due 03/04/2011		250	235

Vietnam Government International Bond
6.875% due 01/15/2016		6,000	5,731

Total Sovereign Issues (Cost $12,927)			12,261

FOREIGN CURRENCY-DENOMINATED ISSUES 16.0%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	3,100	4,388

Bombardier, Inc.
8.090% due 11/15/2013		3,250	4,347

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	3,600	2,908

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		6,420	2,997
10.000% due 01/01/2017		32,420	13,585

Brazilian Government International Bond
12.500% due 01/05/2022		9,000	4,872

Gaz Capital S.A.
5.440% due 11/02/2017	EUR	2,400	2,405
7.800% due 09/27/2010		3,000	4,085

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Green Valley Ltd.
8.562% due 01/10/2011	EUR	1,900	$2,669

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	4,652

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	5,659

PagesJaunes Groupe
6.260% due 01/11/2014	EUR	2,000	2,349

Pylon Ltd.
6.469% due 12/18/2008		4,000	5,599

Rhodia S.A.
7.713% due 10/15/2013		7,500	8,737

Royal Bank of Scotland Group PLC
9.644% due 04/06/2011	GBP	3,928	6,208

Seat Pagine Gialle SpA
4.485% due 06/08/2012	EUR	1,629	1,962

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	700,000	6,560
1.464% due 12/31/2049		700,000	6,404

Unitymedia Hessen GmbH & Co. KG
7.836% due 04/15/2013	EUR	2,475	3,101

UPC Broadband Holding BV
6.513% due 12/31/2014		3,742	4,288

Uruguay Government International Bond
6.875% due 01/19/2016		6,500	8,899

Total Foreign Currency-Denominated Issues (Cost $111,184)			106,674

		SHARES
COMMON STOCKS 0.0%

DURA Automotive Systems, Inc.		9,042	25

Total Common Stocks (Cost $146)			25

EXCHANGE-TRADED FUNDS 0.4%

Western Asset 2008 Worldwide Dollar
Government Term Trust, Inc.		297,200	2,963

Total Exchange-Traded Funds (Cost $3,235)			2,963

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.2%

CERTIFICATES OF DEPOSIT 1.3%

Unicredito Italiano NY
3.088% due 05/15/2009		$8,900	8,900

REPURCHASE AGREEMENTS 8.2%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		51,100	51,100
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $52,189. Repurchase proceeds are $51,100.)

State Street Bank and Trust Co.
1.000% due 10/01/2008		3,630	3,630
(Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 11/10/2008 valued at $3,704. Repurchase proceeds are $3,630.)

			54,730

74	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 6.7%
1.135% due 10/16/2008 - 12/26/2008 (b)(c)	$44,960	$44,639

Total Short-Term Instruments (Cost $108,492)		108,269

VALUE (000S)
PURCHASED OPTIONS (g) 2.7%
(Cost $15,620)	$18,341

Total Investments 113.4% (Cost $820,107)	$758,080

Written Options (h) (0.0%) (Premiums $386)	(316)

Other Assets and Liabilities (Net) (13.4%)	(89,424)

Net Assets 100.0%	$668,340

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $31,445 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $89,904 at a weighted average interest rate of 2.477%. On September 30, 2008, securities valued at $85,287 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $5,346 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	20	$(14)
90-Day Eurodollar December Futures	Long	12/2009	3,962	5,087
Euro-Bobl December Futures Put Options Strike @ EUR 103.000	Long	12/2008	550	0
Euro-Bund 10-Year Bond December Futures	Long	12/2008	275	246
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 91.750	Long	12/2008	750	(10)

				$5,309

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Knight, Inc. 6.500% due 09/01/2012	(1.530%)	03/20/2011	DUB	1.249%	$6,000	$(42)	$0	$(42)
Korea Development Bank 5.750% due 09/10/2013	(0.940%)	03/20/2013	MSC	3.371%	4,150	383	0	383
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.585%)	06/20/2012	MSC	1.537%	6,000	192	0	192
Tesoro Corp. 6.250% due 11/01/2012	(2.950%)	12/20/2012	BOA	3.676%	865	22	0	22

						$555	$0	$555

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 9.500% due 06/01/2009	3.850%	09/20/2009	CSFB	2.270%	$250	$3	$1	$2
Allied Waste North America, Inc. 6.125% due 02/15/2014	2.460%	09/20/2009	CSFB	0.991%	125	2	0	2
Allied Waste North America, Inc. 6.500% due 11/15/2010	2.750%	09/20/2009	BOA	0.991%	400	7	0	7
American International Group, Inc. 4.250% due 05/15/2013	0.095%	09/20/2011	GSC	16.998%	800	(275)	0	(275)
ARAMARK Corp. 8.500% due 02/01/2015	4.500%	09/20/2013	GSC	4.997%	2,400	(44)	0	(44)
ArvinMeritor, Inc. 8.750% due 03/01/2012	2.250%	12/20/2009	MLP	6.212%	500	(22)	0	(22)
AT&T Corp. 9.050% due 11/15/2011	1.300%	12/20/2009	CSFB	0.277%	1,000	13	0	13
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	03/20/2013	BCLY	1.386%	2,200	(33)	0	(33)
Brazilian Government International Bond 12.250% due 03/06/2030	1.360%	08/20/2011	BCLY	1.301%	1,800	6	0	6
Brazilian Government International Bond 12.250% due 03/06/2030	1.370%	08/20/2011	BCLY	1.301%	4,800	17	0	17
Celestica, Inc. 7.875% due 07/01/2011	2.850%	09/20/2011	BCLY	3.815%	3,200	(79)	0	(79)

See Accompanying Notes	Semiannual Report	September 30, 2008	75

Schedule of Investments  Floating Income Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CEMEX SAB de C.V. 9.625% due 10/01/2009	0.620%	06/20/2012	DUB	3.460%		$6,700	$(600)	$0	$(600)
CEMEX SAB de C.V. 9.625% due 10/01/2009	1.050%	12/20/2016	JPM	3.803%		2,900	(444)	0	(444)
Citigroup, Inc. 7.250% due 10/01/2010	0.160%	06/20/2011	MLP	3.888%		11,900	(1,086)	0	(1,086)
Citigroup, Inc. 7.250% due 10/01/2010	0.163%	06/20/2011	MSC	3.888%		11,000	(1,003)	0	(1,003)
CMS Energy Corp. 7.500% due 01/15/2009	1.850%	12/20/2009	MLP	1.187%		1,500	13	0	13
Community Health Systems, Inc. 8.875% due 07/15/2015	3.800%	09/20/2012	BOA	4.701%		4,200	(121)	0	(121)
Delhaize America, Inc. 8.125% due 04/15/2011	1.400%	09/20/2009	CSFB	0.564%		125	1	0	1
Dynegy Holdings, Inc. 9.875% due 07/15/2010	2.350%	12/20/2009	BEAR	2.664%		1,500	(5)	0	(5)
Edison Mission Energy 7.730% due 06/15/2009	1.800%	09/20/2011	CSFB	3.050%		10,000	(332)	0	(332)
France Telecom S.A. 7.250% due 01/28/2013	0.330%	09/20/2011	UBS	0.756%	EUR	5,300	(87)	0	(87)
France Telecom S.A. 7.250% due 01/28/2013	0.325%	09/20/2011	WAC	0.756%		5,700	(95)	0	(95)
General Electric Capital Corp. 6.000% due 06/15/2012	0.125%	09/20/2011	DUB	6.478%		$1,000	(150)	0	(150)
Georgia-Pacific LLC 7.750% due 11/15/2029	3.400%	12/20/2012	MLP	4.926%		900	(46)	0	(46)
Georgia-Pacific LLC 8.125% due 05/15/2011	1.240%	09/20/2009	BEAR	2.999%		300	(5)	0	(5)
Georgia-Pacific LLC 8.125% due 05/15/2011	1.630%	09/20/2009	MSC	2.999%		100	(1)	0	(1)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.235%	06/20/2012	MSC	4.702%		6,000	(805)	0	(805)
Host Hotels & Resorts LP 7.125% due 11/01/2013	1.950%	09/20/2009	BEAR	3.969%		300	(6)	0	(6)
Indonesia Government International Bond 6.750% due 03/10/2014	2.320%	12/20/2016	BCLY	4.066%		7,500	(772)	0	(772)
Indonesia Government International Bond 6.750% due 03/10/2014	1.525%	12/20/2011	RBS	3.088%		7,000	(316)	0	(316)
JPMorgan Chase & Co. 6.750% due 02/01/2011	0.210%	06/20/2011	UBS	1.665%		11,000	(402)	0	(402)
JSC Gazprom 7.800% due 09/27/2010	0.830%	06/20/2017	BCLY	4.647%		75	(17)	0	(17)
JSC Gazprom 8.625% due 04/28/2034	0.890%	11/20/2011	JPM	4.115%		5,000	(432)	0	(432)
JSC Gazprom 8.625% due 04/28/2034	0.890%	11/20/2011	MSC	4.115%		4,200	(362)	0	(362)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted		5,900	(4,973)	0	(4,973)
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	4.200%	05/20/2009	DUB	16.983%		10,000	(446)	0	(446)
Petroleos Mexicanos 9.500% due 09/15/2027	0.760%	07/20/2011	DUB	1.374%		1,000	(15)	0	(15)
Philippine Government International Bond 10.625% due 03/16/2025	1.920%	09/20/2012	BCLY	2.622%		2,500	(61)	0	(61)
Philippine Government International Bond 10.625% due 03/16/2025	2.510%	09/20/2017	BCLY	3.447%		1,500	(90)	0	(90)
Philippine Government International Bond 10.625% due 03/16/2025	2.530%	09/20/2017	BCLY	3.447%		1,500	(88)	0	(88)
Philippine Government International Bond 10.625% due 03/16/2025	2.050%	09/20/2012	DUB	2.622%		3,700	(73)	0	(73)
Philippine Government International Bond 10.625% due 03/16/2025	2.500%	09/20/2017	DUB	3.447%		3,000	(182)	0	(182)
Philippine Government International Bond 10.625% due 03/16/2025	2.440%	09/20/2017	MSC	3.447%		4,300	(278)	0	(278)
PSEG Energy Holdings LLC 8.500% due 06/15/2011	1.300%	06/20/2012	MLP	1.684%		5,000	(220)	0	(220)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	1.470%	03/20/2012	BCLY	6.249%		2,000	(271)	0	(271)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	1.500%	03/20/2012	BCLY	6.249%		3,000	(403)	0	(403)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	0.700%	06/20/2012	GSC	7.127%		6,700	(1,277)	0	(1,277)
Russia Government International Bond 7.500% due 03/31/2030	2.360%	08/24/2009	ABN	2.382%		100	0	0	0
Russia Government International Bond 7.500% due 03/31/2030	0.760%	02/20/2009	BCLY	6.940%		10,000	(226)	0	(226)
Russia Government International Bond 7.500% due 03/31/2030	1.650%	07/20/2011	BCLY	7.047%		4,800	(602)	0	(602)
SLM Corp. 5.125% due 08/27/2012	0.820%	06/20/2012	BOA	18.078%		9,200	(3,290)	0	(3,290)
Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	1.760%	12/20/2009	BEAR	5.051%		1,500	(57)	0	(57)
Stone Container Finance 7.375% due 07/15/2014	2.300%	12/20/2009	JPM	5.051%		300	(9)	0	(9)
TECO Energy, Inc. 7.000% due 05/01/2012	1.690%	09/20/2009	GSC	0.761%		300	3	0	3
TECO Energy, Inc. 7.200% due 05/01/2011	2.050%	09/20/2009	CSFB	0.761%		100	1	0	1

76	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
TRW Automotive, Inc. 9.375% due 02/15/2013	2.150%	09/20/2009	GSC	3.658%	$250	$(3)	$0	$(3)
Ukraine Government International Bond 7.650% due 06/11/2013	1.590%	04/20/2012	MSC	6.889%	11,500	(1,706)	0	(1,706)
Uruguay Government International Bond 7.875% due 01/15/2033	1.050%	01/20/2012	DUB	1.733%	19,000	(355)	0	(355)
Vale Overseas Ltd. 8.250% due 01/17/2034	0.650%	06/20/2014	UBS	2.298%	6,700	(512)	0	(512)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%	7,700	(56)	0	(56)
Wachovia Corp. 5.625% due 12/15/2008	0.160%	06/20/2011	BNP	5.316%	14,700	(1,805)	0	(1,805)
Wachovia Corp. 5.625% due 12/15/2008	0.160%	06/20/2011	MLP	5.316%	7,900	(970)	0	(970)
Wells Fargo & Co. 6.250% due 04/15/2008	0.160%	06/20/2011	BEAR	1.843%	10,000	(428)	0	(428)
Williams Cos., Inc. 7.125% due 09/01/2011	2.050%	09/20/2009	BOA	0.626%	125	2	0	2
Williams Cos., Inc. 8.125% due 03/15/2012	1.710%	09/20/2009	MLP	0.626%	300	3	0	3

						$(25,865)	$1	$(25,866)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.EM-9 Index	(2.650%)	06/20/2013	BCLY		$1,215	$23	$(26)	$49
CDX.HY-9 Index	(3.750%)	12/20/2012	BCLY		4,950	595	310	285
LCDX.NA 10 Index	(3.250%)	06/20/2013	GSC		38,900	2,658	1,264	1,394

						$3,276	$1,548	$1,728

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY		$200	$(3)	$(4)	$1
CDX.EM-9 Index	2.650%	06/20/2013	DUB		600	(12)	(14)	2
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI		13,514	(517)	0	(517)
CDX.HY-9 Index	3.750%	12/20/2012	RBS		4,950	(594)	(625)	31
CDX.HY-10 Index 25-35%	2.360%	06/20/2011	MLP		5,000	(237)	0	(237)
CDX.IG-9 5 Year Index 15-30%	1.160%	12/20/2012	DUB		10,700	119	0	119
CDX.IG-9 5 Year Index 15-30%	1.180%	12/20/2012	DUB		6,400	76	0	76
CDX.IG-9 5 Year Index 15-30%	1.120%	12/20/2012	JPM		4,300	41	0	41
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB		5,200	59	0	59
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB		1,700	20	0	20
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB		900	10	0	10
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC		1,200	13	0	13
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC		1,700	19	0	19
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB		29,100	(160)	(407)	247
iTraxx Europe Crossover 5 Index	2.900%	06/20/2011	DUB	EUR	4,500	(268)	87	(355)
iTraxx Europe Crossover 7 Index	2.300%	06/20/2012	DUB		7,000	(954)	125	(1,079)
iTraxx Europe Crossover 7 Index	2.300%	06/20/2012	JPM		2,300	(313)	(105)	(208)
Select Aggregate Market Index	2.150%	12/20/2009	CSFB		210	0	3	(3)

						$(2,701)	$(940)	$(1,761)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	77

Schedule of Investments  Floating Income Fund  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$35,000	$237	$145	$92
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		548,150	3,232	10,607	(7,375)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		2,700	(99)	5	(104)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		39,600	(1,442)	(10)	(1,432)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		17,000	(618)	(325)	(293)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CSFB		2,000	(72)	(32)	(40)
Pay	6-Month EUR-LIBOR	4.750%	09/17/2010	BCLY	EUR	74,000	445	(576)	1,021
Pay	6-Month GBP-LIBOR	5.500%	09/16/2010	GSC	GBP	158,000	1,658	(1,052)	2,710
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	1,100,000	364	174	190
Pay	6-Month PLN-WIBOR	5.248%	04/20/2017	CITI	PLN	13,810	(99)	18	(117)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC	MXN	37,900	(127)	(35)	(92)
Pay	France CPI ex-Tobacco Index	1.970%	12/15/2011	JPM	EUR	52,200	(1,820)	0	(1,820)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		10,000	(394)	1	(395)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		4,500	(186)	0	(186)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		5,000	(209)	0	(209)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		5,000	(214)	0	(214)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		4,000	(163)	0	(163)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		9,200	(382)	0	(382)

							$111	$8,920	$(8,809)

(g)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$138.000	11/21/2008	1,158	$21	$18
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	2,316	42	36

				$63	$54

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$5,800	$56	$47

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY 105.400	03/31/2010	$23,000	$965	$798
Put - OTC USD versus JPY	105.400	03/31/2010	23,000	965	1,589
Call - OTC USD versus JPY	101.250	12/08/2010	125,400	6,583	6,879
Put - OTC USD versus JPY	101.250	12/08/2010	125,400	6,744	8,607

				$15,257	$17,873

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$94.305	02/13/2009	$10,000	$244	$367

(h)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,500	$55	$55

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	$6,400	$59	$44
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	6,400	102	118
Call - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	3,900	46	27
Put - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	3,900	46	72

							$253	$261

78	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$98.344	10/24/2008	$12,300	$78	$0

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$2,500	$55
Sales	2,316	50,400	2,823
Closing Buys	0	(17,500)	(94)
Expirations	(2,316)	0	(2,398)
Exercised	0	0	0

Balance at 09/30/2008	0	$35,400	$386

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2038	$5,300	$5,194	$5,158
Fannie Mae	5.500%	10/01/2038	18,900	18,600	18,826
Fannie Mae	6.000%	10/01/2038	10,100	10,183	10,222
Freddie Mac	5.500%	10/01/2038	12,000	11,899	11,923

				$45,876	$46,129

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	359	10/2008	$25	$0	$25
Sell	BRL	HSBC	6,110	12/2008	219	0	219
Buy		JPM	15,686	12/2008	0	(1,368)	(1,368)
Sell		JPM	76,097	12/2008	1,009	0	1,009
Buy		MSC	14,796	12/2008	0	(1,059)	(1,059)
Sell		MSC	114,856	12/2008	7,499	0	7,499
Buy		UBS	113,035	12/2008	0	(9,477)	(9,477)
Sell		UBS	2,631	12/2008	115	0	115
Buy	CLP	MSC	2,320,150	12/2008	0	(606)	(606)
Sell		MSC	4,646,906	12/2008	835	0	835
Buy		MSC	3,965,200	05/2009	0	(1,247)	(1,247)
Buy	CNY	DUB	52,930	10/2008	0	(3)	(3)
Sell		DUB	113,156	10/2008	39	0	39
Buy		JPM	60,226	10/2008	16	0	16
Buy		BCLY	43,915	11/2008	0	(113)	(113)
Buy		JPM	46,578	11/2008	0	(127)	(127)
Buy		UBS	46,131	11/2008	0	(111)	(111)
Buy	COP	CITI	43,960	12/2008	0	0	0
Buy	CZK	DUB	20,884	12/2008	51	0	51
Sell	EUR	UBS	41,213	10/2008	2,298	0	2,298
Buy	GBP	UBS	3,900	10/2008	0	(309)	(309)
Sell		UBS	10,224	11/2008	353	0	353
Buy	HKD	BCLY	311	10/2008	0	0	0
Buy		CSFB	389	10/2008	0	0	0
Buy		DUB	229	10/2008	0	0	0
Sell		HSBC	233	10/2008	0	0	0
Buy		HSBC	233	03/2009	0	0	0
Buy	HUF	BNP	3,837	11/2008	0	(2)	(2)
Buy		HSBC	870	11/2008	0	(1)	(1)
Sell	IDR	BOA	293,514,000	10/2008	785	0	785
Buy		DUB	139,032,000	10/2008	87	0	87
Buy		HSBC	175,935,000	10/2008	90	0	90
Buy	ILS	BCLY	1,163	11/2008	39	0	39
Buy		HSBC	1,163	11/2008	39	0	39
Sell	JPY	BCLY	2,891,715	10/2008	146	(37)	109
Sell		DUB	5,076,510	10/2008	0	(906)	(906)
Buy		RBS	1,717,171	10/2008	0	(222)	(222)
Buy	MXN	BCLY	694	11/2008	0	(4)	(4)
Buy		CITI	88,043	11/2008	0	(104)	(104)
Buy		HSBC	457	11/2008	0	(2)	(2)
Buy		JPM	457	11/2008	0	(2)	(2)
Sell		MSC	22,970	11/2008	97	0	97
Sell		RBC	66,681	11/2008	224	0	224
Sell		CITI	5,603	05/2009	15	0	15

See Accompanying Notes	Semiannual Report	September 30, 2008	79

Schedule of Investments  Floating Income Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	BCLY	13,591	11/2008	$0	$(209)	$(209)
Sell		BCLY	11,798	11/2008	59	(20)	39
Buy		DUB	24,358	11/2008	0	(424)	(424)
Sell		DUB	3,054	11/2008	29	0	29
Buy		HSBC	686	11/2008	0	(10)	(10)
Sell		HSBC	5,875	11/2008	56	0	56
Sell		JPM	10,119	11/2008	1	0	1
Sell		UBS	6,173	11/2008	60	0	60
Sell	PHP	BCLY	1,053,112	11/2008	110	0	110
Buy		HSBC	395,000	11/2008	0	(547)	(547)
Buy		JPM	396,000	11/2008	0	(480)	(480)
Buy		BCLY	91,700	02/2009	0	(95)	(95)
Buy		DUB	44,600	02/2009	0	(60)	(60)
Buy		HSBC	110,260	02/2009	0	(120)	(120)
Buy		JPM	155,334	02/2009	0	(123)	(123)
Buy		MLP	34,800	02/2009	0	(46)	(46)
Buy		MSC	123,100	02/2009	0	(139)	(139)
Buy		RBS	34,100	02/2009	0	(46)	(46)
Buy		LEH	23,300	12/2010	0	(25)	(25)
Sell		LEH	23,300	12/2010	0	(13)	(13)
Buy	PLN	BCLY	40	11/2008	0	(2)	(2)
Buy		DUB	36	11/2008	0	(2)	(2)
Sell		DUB	8,416	11/2008	319	0	319
Buy		JPM	40	11/2008	0	(2)	(2)
Buy		UBS	377	11/2008	0	(15)	(15)
Buy		HSBC	12,117	05/2009	0	(389)	(389)
Buy	RON	DUB	72,224	01/2009	0	(2,762)	(2,762)
Sell		DUB	72,224	01/2009	265	0	265
Buy	RUB	BCLY	274,311	11/2008	0	(375)	(375)
Sell		HSBC	746,384	11/2008	1,434	0	1,434
Sell		JPM	160,635	11/2008	617	0	617
Buy		RBS	524,840	11/2008	0	(944)	(944)
Buy		DUB	118,195	05/2009	0	(350)	(350)
Buy	SGD	BCLY	341	10/2008	0	(10)	(10)
Buy		CSFB	1,521	10/2008	0	(48)	(48)
Buy		DUB	870	10/2008	0	(31)	(31)
Buy		JPM	5,650	10/2008	0	(190)	(190)
Sell		JPM	5,977	10/2008	20	0	20
Buy		UBS	1,650	10/2008	0	(52)	(52)
Buy		BCLY	1,343	11/2008	0	(44)	(44)
Buy		BOA	1,318	11/2008	0	(51)	(51)
Buy		DUB	1,368	11/2008	0	(46)	(46)
Buy		UBS	1,305	11/2008	0	(50)	(50)
Buy		CITI	4,055	12/2008	0	(11)	(11)
Buy		JPM	5,956	12/2008	0	(22)	(22)
Buy	SKK	MSC	26,981	01/2009	0	(113)	(113)
Buy	TRY	JPM	2,133	12/2008	0	(15)	(15)
Sell	ZAR	BCLY	14,202	12/2008	0	(3)	(3)
Buy		HSBC	60	12/2008	0	0	0
Sell		HSBC	3,657	12/2008	39	0	39
Buy		JPM	97,740	12/2008	0	(463)	(463)
Buy		UBS	7,810	12/2008	0	(11)	(11)
Sell		UBS	87,743	12/2008	0	(13)	(13)

					$16,990	$(24,071)	$(7,081)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$2,963	$731,524	$23,593	$758,080
Short Sales, at value	0	(46,129)	0	(46,129)
Other Financial Instruments ++	5,309	(37,594)	(4,159)	(36,444)

Total	$8,272	$647,801	$19,434	$675,507

80	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$24,109	$762	$(9)	$0	$(1,269)	$0	$23,593
Other Financial Instruments ++	(6,480)	(253)	0	0	156	2,418	(4,159)

Total	$17,629	$509	$(9)	$0	$(1,113)	$2,418	$19,434

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	81

Schedule of Investments  Foreign Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$1,896

Total Aruba (Cost $1,714)			1,896

AUSTRALIA 1.4%

Medallion Trust
2.941% due 05/25/2035		$4,325	4,089

National Australia Bank Ltd.
3.252% due 02/08/2010		1,400	1,399

Puma Finance Ltd.
2.881% due 02/21/2038		6,502	6,169
7.510% due 07/12/2036	AUD	2,687	2,093
7.520% due 08/22/2037		10,438	7,952

Queensland Treasury Corp.
6.000% due 06/14/2011		1,950	1,550

Seven Media Group
9.485% due 02/07/2013		5,736	3,943
10.510% due 02/07/2013		1,390	956

Torrens Trust
7.873% due 10/19/2038		12,738	9,879

Total Australia (Cost $43,561)			38,030

AUSTRIA 0.1%

Kommunalkredit Austria AG
3.250% due 03/01/2011	EUR	2,100	2,852

Total Austria (Cost $3,111)			2,852

BERMUDA 0.1%

Merna Reinsurance Ltd.
4.412% due 07/07/2010		$4,000	3,796

Total Bermuda (Cost $3,974)			3,796

CANADA 6.1%

Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,464

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	19,900	18,880

Canada Housing Trust No. 1
3.550% due 09/15/2013		12,800	11,854
3.950% due 06/15/2013		47,000	44,364
4.550% due 12/15/2012		1,800	1,741

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,634

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	3,357

Daimler Canada Finance, Inc.
4.850% due 03/30/2009		2,400	2,265

Honda Canada Finance, Inc.
3.694% due 03/26/2012		27,000	23,903

Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,184

Province of Ontario Canada
4.700% due 06/02/2037		9,100	8,060
5.850% due 03/08/2033		11,100	11,460
6.200% due 06/02/2031		5,500	5,859

Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,318

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	6,800	$8,945

Total Canada (Cost $169,004)			163,288

CAYMAN ISLANDS 1.7%

Calabash Re Ltd.
11.219% due 01/08/2010		$2,450	2,481

Foundation Re II Ltd.
9.557% due 11/26/2010		1,500	1,490

Green Valley Ltd.
8.562% due 01/10/2011	EUR	3,100	4,354

Longpoint Re Ltd.
8.069% due 05/08/2010		$3,300	3,358

Mizuho Finance Cayman Ltd.
1.835% due 09/28/2049	JPY	300,000	2,821
2.394% due 12/31/2049		100,000	948

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$8,000	6,880

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	3,560

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	1,667

Mystic Re Ltd.
11.811% due 12/05/2008		$500	500

Residential Reinsurance 2007 Ltd.
10.561% due 06/07/2010		5,900	5,930

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	4,027

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,812

Vita Capital III Ltd.
3.891% due 01/01/2011		$4,000	3,874

Total Cayman Islands (Cost $49,129)			44,702

DENMARK 0.5%

Nykredit Realkredit A/S
5.000% due 10/01/2038	DKK	22,991	3,861

Realkredit Danmark A/S
5.000% due 10/01/2038		59,071	10,140

Total Denmark (Cost $14,186)			14,001

FRANCE 4.4%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	7,000	9,724

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		7,600	6,990

CM-CIC Covered Bonds
5.250% due 06/09/2010		8,100	11,443

Credit Agricole S.A.
2.809% due 05/28/2009		$10,800	10,757
6.637% due 05/29/2049		5,900	3,982

France Government Bond
4.000% due 04/25/2014	EUR	300	420
4.000% due 10/25/2038		21,100	26,229
4.000% due 04/25/2055		1,100	1,339
4.750% due 04/25/2035		5,800	8,151
5.500% due 04/25/2029		4,200	6,469
5.750% due 10/25/2032		9,300	14,875

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Societe Generale
5.922% due 04/29/2049		$2,000	$1,643

Vivendi
5.750% due 04/04/2013		10,800	10,569
6.625% due 04/04/2018		6,400	6,167

Total France (Cost $127,391)			118,758

GERMANY 12.8%

Bundesobligation
3.500% due 04/12/2013	EUR	7,700	10,710

Deutsche Bank AG
5.375% due 10/12/2012		$9,200	8,872
6.000% due 09/01/2017		1,500	1,419

Eurohypo AG
4.250% due 11/20/2012	EUR	16,200	22,327

Republic of Germany
4.250% due 07/04/2039		48,400	64,293
4.750% due 07/04/2034		10,600	15,138
4.750% due 07/04/2040		7,700	11,090
5.500% due 01/04/2031		17,500	27,367
5.625% due 01/04/2028		41,700	65,811
6.250% due 01/04/2030		69,140	117,389

Total Germany (Cost $352,583)			344,416

ICELAND 0.2%

Glitnir Banki HF
3.226% due 01/21/2011		$3,000	2,285

Kaupthing Bank HF
5.750% due 10/04/2011		2,900	2,307

Total Iceland (Cost $5,890)			4,592

IRELAND 1.4%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,000	2,831

Bank of Ireland
3.072% due 12/19/2008		$7,000	6,989

Cars Alliance Funding PLC
5.079% due 10/08/2023	EUR	1,800	2,456

Immeo Residential Finance PLC
5.118% due 12/15/2016		4,920	6,164

Ireland Government Bond
4.400% due 06/18/2019		10,600	14,553

Osiris Capital PLC
7.791% due 01/15/2010		$1,000	1,006

SC Germany Auto
4.585% due 08/11/2015	EUR	3,585	4,985

Total Ireland (Cost $42,001)			38,984

ITALY 1.0%

Asset-Backed European Securitisation Transaction SRL
5.067% due 10/01/2015	EUR	13,000	18,006

Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009		700	980
4.250% due 08/01/2014		1,100	1,534
4.500% due 05/01/2009		1,000	1,411

Locat Securitisation Vehicle SRL
5.139% due 12/12/2024		4,297	5,788

Total Italy (Cost $29,310)			27,719

82	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
JAPAN 34.7%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	$397

Japan Government Bond
0.900% due 12/20/2012	JPY	230,000	2,155
1.100% due 09/20/2012		17,780,000	168,126
1.200% due 03/20/2012		3,360,000	31,885
1.500% due 12/20/2017		19,700,000	187,275
1.600% due 09/20/2013		1,660,000	16,039
1.800% due 06/20/2017		7,460,000	72,788
2.300% due 06/20/2035		3,530,000	33,197
2.400% due 03/20/2034		580,000	5,571
2.500% due 09/20/2035		2,710,000	26,544
2.500% due 03/20/2036		210,000	2,053
2.500% due 09/20/2036		6,070,000	59,335
2.500% due 09/20/2037		3,340,000	32,728

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,013,760	8,959
1.000% due 06/10/2016		2,742,220	24,467
1.100% due 12/10/2016		6,083,430	54,446
1.200% due 03/10/2017		173,740	1,563
1.200% due 06/10/2017		10,711,610	95,921
1.200% due 12/10/2017		4,114,630	36,750
1.400% due 06/10/2018		6,736,080	61,020

Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	2,576

Sumitomo Mitsui Banking Corp.
1.718% due 12/31/2049	JPY	300,000	2,824
1.762% due 12/31/2049		300,000	2,826
1.844% due 12/01/2049		400,000	3,779

Total Japan (Cost $905,969)			933,224

JERSEY, CHANNEL ISLANDS 0.4%

HBOS Capital Funding LP
9.540% due 03/31/2049	GBP	3,900	5,712

HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852	4,457

Total Jersey, Channel Islands (Cost $13,101)			10,169

LUXEMBOURG 0.3%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$6,000	5,908

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008		3,100	3,097

Total Luxembourg (Cost $9,098)			9,005

MEXICO 0.1%

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$3,000	2,908

Total Mexico (Cost $3,000)			2,908

NETHERLANDS 2.0%

Arena BV
5.084% due 12/17/2064	EUR	2,930	3,943

Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$1,600	1,548

Generali Finance BV
5.479% due 02/28/2049	EUR	2,000	2,000

Globaldrive BV
4.713% due 06/20/2015		6,299	8,779
4.873% due 06/20/2015		1,500	1,919

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Netherlands Government Bond
4.000% due 01/15/2037	EUR	4,600	$5,761
4.250% due 07/15/2013		400	569

Rabobank Nederland NV
3.209% due 05/19/2010		$27,900	27,836

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009		1,400	1,399

Total Netherlands (Cost $55,735)			53,754

NETHERLANDS ANTILLES 0.1%

BTMU Curacao Holdings
1.470% due 12/31/2049	JPY	300,000	2,827

Total Netherlands Antilles (Cost $2,554)			2,827

NEW ZEALAND 0.5%

ANZ National International Ltd.
6.200% due 07/19/2013		$12,920	12,837

Total New Zealand (Cost $12,929)			12,837

NORWAY 0.4%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	8,000	11,140

Total Norway (Cost $12,310)			11,140

PORTUGAL 0.4%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	7,900	11,195

Total Portugal (Cost $12,407)			11,195

RUSSIA 0.4%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	600	640

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$11,921	11,265

Total Russia (Cost $12,570)			11,905

SOUTH KOREA 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	7,018

Total South Korea (Cost $8,159)			7,018

SPAIN 1.4%

Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	300	407

Bankinter S.A.
5.000% due 05/14/2010		5,200	7,250

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$7,000	6,531

Santander U.S. Debt S.A. Unipersonal
2.874% due 11/20/2009		4,000	3,963

Spain Government Bond
4.200% due 01/31/2037	EUR	600	746
5.750% due 07/30/2032		11,150	17,302

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.150% due 01/31/2013	EUR	1,000	$1,455

Total Spain (Cost $39,095)			37,654

SUPRANATIONAL 0.1%

European Investment Bank
4.250% due 12/07/2010	GBP	1,600	2,821

Total Supranational (Cost $3,240)			2,821

SWEDEN 2.1%

Stadshypotek AB
6.000% due 06/15/2011	SEK	9,000	1,338

Swedbank Hypotek AB
4.000% due 06/15/2011		397,000	54,955

Total Sweden (Cost $58,839)			56,293

SWITZERLAND 2.5%

Credit Suisse New York
5.000% due 05/15/2013		$28,600	26,530

UBS AG
3.714% due 05/05/2010		1,500	1,494
3.982% due 06/19/2010		11,500	11,480
5.750% due 04/25/2018		24,000	20,911
5.875% due 12/20/2017		7,500	6,671

Total Switzerland (Cost $72,889)			67,086

TUNISIA 0.1%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	3,000	3,393

Total Tunisia (Cost $3,631)			3,393

UKRAINE 0.0%

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,000	919

Total Ukraine (Cost $1,210)			919

UNITED KINGDOM 5.5%

Barclays Bank PLC
6.050% due 12/04/2017		$20,100	18,726
7.434% due 09/29/2049		7,500	6,113
7.700% due 04/29/2049		6,300	5,552
8.250% due 02/28/2049	GBP	2,400	3,813

HBOS PLC
5.920% due 09/29/2049		$8,400	4,958

HSBC Holdings PLC
6.500% due 05/02/2036		6,300	5,221

Opera Finance PLC
5.153% due 01/15/2015	EUR	4,350	5,555

Pearson Dollar Finance PLC
5.700% due 06/01/2014		$6,800	6,573

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		2,500	2,504
6.250% due 05/06/2018		8,000	7,688

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	8,900	8,104

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	969

See Accompanying Notes	Semiannual Report	September 30, 2008	83

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

TI Group PLC
7.875% due 07/12/2010	GBP	8,000	$14,566

United Kingdom Gilt
4.000% due 03/07/2009		11,000	19,593
4.250% due 06/07/2032		16,200	27,185
4.250% due 03/07/2036		900	1,526
4.500% due 12/07/2042		700	1,239
4.750% due 06/07/2010		40	72
5.000% due 03/07/2012		1,500	2,742
5.750% due 12/07/2009		2,000	3,634

Weather Investments II SARL
11.473% due 11/26/2014	EUR	1,000	1,386

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$500	481

Total United Kingdom (Cost $164,551)			148,200

UNITED STATES 92.6%

ASSET-BACKED SECURITIES 6.8%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$3,785	3,604

Amortizing Residential Collateral Trust
3.497% due 07/25/2032		1	1
3.907% due 10/25/2031		4	4

Argent Securities, Inc.
3.257% due 10/25/2036		2,379	2,327

Asset-Backed Funding Certificates
3.267% due 10/25/2036		1,583	1,548
3.557% due 06/25/2034		4,406	3,605

BA Credit Card Trust
3.068% due 04/15/2013		2,100	2,055
3.188% due 12/15/2014		7,500	7,173
3.688% due 12/16/2013		12,000	11,795

Bear Stearns Asset-Backed Securities Trust
3.657% due 03/25/2043		6	5

Chase Credit Card Master Trust
2.598% due 02/15/2011		1,450	1,449

Chase Issuance Trust
2.508% due 03/15/2013		10,000	9,642
3.388% due 05/16/2011		7,200	7,192

CIT Group Home Equity Loan Trust
3.497% due 03/25/2033		8	8

Citibank Omni Master Trust
4.188% due 03/20/2013		15,700	15,669

Citigroup Mortgage Loan Trust, Inc.
3.277% due 05/25/2037 (l)		1,245	1,131

Community Program Loan Trust
4.500% due 10/01/2018		540	539

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		571	529
6.681% due 12/01/2033		502	482

Countrywide Asset-Backed Certificates
3.257% due 03/25/2047		1,709	1,672
3.267% due 09/25/2046		297	296
3.307% due 09/25/2047		5,944	5,608
3.687% due 12/25/2031		3	2

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032		3	2

Ford Credit Auto Owner Trust
2.508% due 12/15/2009		1,077	1,076
2.776% due 06/15/2009		11,513	11,498
3.388% due 01/15/2011		15,200	15,042
3.908% due 06/15/2012		11,100	10,819

Fremont Home Loan Trust
3.277% due 02/25/2037		2,209	2,165

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAMP Trust
3.497% due 03/25/2034	$19	$18

HFC Home Equity Loan Asset-Backed Certificates
3.538% due 09/20/2033	727	670

Home Equity Mortgage Trust
5.500% due 01/25/2037	562	135

HSI Asset Securitization Corp. Trust
3.317% due 04/25/2037	289	263

Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	174	170

Lehman XS Trust
3.277% due 05/25/2046	148	143
3.287% due 06/25/2046	171	167
3.287% due 11/25/2046	5,126	4,900
3.357% due 04/25/2037	8,687	7,242
3.437% due 06/25/2046	715	295
3.447% due 11/25/2046	769	313
3.527% due 11/25/2046	1,000	386

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	360	277

Merrill Lynch Mortgage Investors, Inc.
3.257% due 05/25/2037	124	122
3.277% due 08/25/2036	1,892	1,840
3.277% due 07/25/2037	3,611	3,524
3.287% due 09/25/2037	3,137	3,057

Morgan Stanley Home Equity Loan Trust
3.317% due 02/25/2036	1,466	1,453

Morgan Stanley Mortgage Loan Trust
3.567% due 04/25/2037	1,100	556

Nelnet Student Loan Trust
2.890% due 07/25/2016	51	51

Renaissance Home Equity Loan Trust
3.707% due 12/25/2033	986	822

Residential Asset Mortgage Products, Inc.
3.287% due 10/25/2036	3,706	3,456

Residential Asset Securities Corp.
3.287% due 10/25/2036	2,661	2,626
3.707% due 07/25/2032	13	10

SACO I, Inc.
3.267% due 05/25/2036	477	425

Saxon Asset Securities Trust
3.267% due 10/25/2046	3,339	3,267
3.727% due 08/25/2032	2	2

SBI HELOC Trust
3.377% due 08/25/2036	3,888	3,798

Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037	805	760
3.267% due 03/25/2036	23	23

SLM Student Loan Trust
2.790% due 07/25/2017	239	238
2.810% due 10/26/2015	265	264
3.264% due 10/27/2014	3,000	2,984
3.364% due 10/25/2017	15,700	15,254

Structured Asset Securities Corp.
3.607% due 05/25/2034	10	8

Washington Mutual Asset-Backed Certificates
3.267% due 10/25/2036	570	539

Wells Fargo Home Equity Trust
3.437% due 10/25/2035	2,558	2,478
3.447% due 11/25/2035	2,466	2,414

		181,888

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.820% due 08/03/2012		$21,874	$14,858

Ford Motor Co.
5.490% due 12/16/2013		756	500

Georgia-Pacific Corp.
4.219% due 12/20/2012		174	154
4.551% due 12/20/2012		211	187
4.567% due 12/20/2012		2,429	2,152

HCA, Inc.
6.012% due 11/18/2013		4,038	3,551

MGM Mirage
3.409% due 10/03/2011		200	179
3.418% due 10/03/2011		200	179
3.437% due 10/03/2011		120	108
3.671% due 10/03/2011		300	259
3.805% due 10/03/2011		80	57
4.010% due 10/03/2011		100	86

			22,270

CORPORATE BONDS & NOTES 29.0%

ACE INA Holdings, Inc.
5.600% due 05/15/2015		1,500	1,422
5.875% due 06/15/2014		1,000	983

Allstate Life Global Funding II
3.461% due 05/21/2010		21,600	21,495

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		6,800	6,571

American Express Bank FSB
2.637% due 06/12/2012		3,500	3,158
5.500% due 04/16/2013		13,700	12,551

American Express Co.
7.000% due 03/19/2018		15,500	13,703

American Express Credit Corp.
5.109% due 05/27/2010		9,900	9,314
5.875% due 05/02/2013		4,100	3,782

American International Group, Inc.
4.250% due 05/15/2013		1,100	629
4.875% due 03/15/2067	EUR	5,200	1,281
5.850% due 01/16/2018		$7,900	3,971
8.000% due 05/22/2038	EUR	18,700	5,002
8.175% due 05/15/2058		$12,900	2,067
8.250% due 08/15/2018		5,000	2,909

Amgen, Inc.
2.889% due 11/28/2008		3,100	3,092

AT&T, Inc.
3.014% due 11/14/2008		1,000	998
6.300% due 01/15/2038		2,900	2,403

AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,573
7.125% due 08/01/2018		700	708

Bank of America Corp.
2.918% due 11/06/2009		4,100	4,010
3.048% due 10/14/2016		1,600	1,373
4.750% due 05/23/2017	EUR	8,700	10,932
8.000% due 12/29/2049		$19,300	15,297
8.125% due 12/29/2049		13,200	10,681

Bank of America N.A.
3.404% due 05/12/2010		500	494

Bear Stearns Cos. LLC
6.950% due 08/10/2012		11,900	12,032
7.250% due 02/01/2018		20,000	19,279

BellSouth Corp.
5.200% due 09/15/2014		1,400	1,314

Boston Scientific Corp.
6.400% due 06/15/2016		2,700	2,578

84	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cameron International Corp.
6.375% due 07/15/2018		$6,000	$5,613

CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,450

Charter One Bank N.A.
2.845% due 04/24/2009		9,000	8,982

CIT Group, Inc.
2.925% due 06/08/2009		7,500	6,414

Citigroup Funding, Inc.
3.852% due 05/07/2010		8,300	7,830

Citigroup, Inc.
3.809% due 12/26/2008		5,200	5,164
5.500% due 04/11/2013		12,900	11,271
6.000% due 08/15/2017		9,400	7,976
6.125% due 11/21/2017		19,800	16,808
6.125% due 05/15/2018		16,100	13,354
8.400% due 04/29/2049		5,100	3,478

Clorox Co.
5.450% due 10/15/2012		2,600	2,593

CNA Financial Corp.
5.850% due 12/15/2014		6,000	5,619
6.000% due 08/15/2011		2,000	1,997

Comcast Corp.
3.088% due 07/14/2009		7,600	7,438

Computer Sciences Corp.
6.500% due 03/15/2018		5,600	5,388

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009		5,548	5,494

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		2,600	2,471

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,728

CVS Caremark Corp.
3.111% due 06/01/2010		5,900	5,653
5.750% due 08/15/2011		700	712

Daimler Finance North America LLC
3.169% due 03/13/2009		5,800	5,779
4.875% due 06/15/2010		700	697
5.750% due 09/08/2011		1,100	1,088

EchoStar DBS Corp.
6.375% due 10/01/2011		500	461

Edison Mission Energy
7.000% due 05/15/2017		300	272

Entergy Gulf States, Inc.
3.565% due 12/08/2008		504	503

Erac USA Finance Co.
6.375% due 10/15/2017		1,300	1,035

Exelon Corp.
4.900% due 06/15/2015		2,300	2,027

General Electric Capital Corp.
2.919% due 06/15/2009		500	497
3.712% due 05/22/2013		6,400	6,114
6.375% due 11/15/2067		5,100	4,131

GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018		4,800	4,566

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	2,105
6.750% due 12/01/2014		$3,200	1,229

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (l)	CAD	4,800	3,712
5.375% due 02/15/2013	EUR	3,800	4,465
5.950% due 01/18/2018		$5,000	4,132
6.150% due 04/01/2018		7,000	5,830
6.250% due 09/01/2017		22,500	18,867

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HCP, Inc.
5.650% due 12/15/2013		$8,000	$7,052
5.950% due 09/15/2011		700	662
6.700% due 01/30/2018		2,900	2,436

HJ Heinz Co.
6.428% due 12/01/2020		3,100	3,106

HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,785

Home Depot, Inc.
2.944% due 12/16/2009		5,700	5,364
5.400% due 03/01/2016		8,000	6,815

HRPT Properties Trust
5.750% due 11/01/2015		8,250	7,070

International Lease Finance Corp.
5.300% due 05/01/2012		8,000	5,824
5.400% due 02/15/2012		2,400	1,782
6.625% due 11/15/2013		8,000	4,909

JC Penney Corp., Inc.
8.000% due 03/01/2010		2,200	2,245

JPMorgan Chase & Co.
2.537% due 05/07/2010		12,000	11,873
5.058% due 02/22/2021	CAD	3,100	2,653
6.000% due 01/15/2018		$12,050	11,007

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	7,600	7,729

JPMorgan Chase Capital XX
6.550% due 09/29/2036		$3,000	2,207

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300	4,567

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000	6,860

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		10,300	1,339
5.625% due 01/24/2013 (a)		14,700	1,911
6.875% due 05/02/2018 (a)		14,600	1,898

Lennar Corp.
5.950% due 10/17/2011		700	570

Loews Corp.
5.250% due 03/15/2016		800	772

Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009		700	684

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,854

Masco Corp.
5.875% due 07/15/2012		700	669
6.125% due 10/03/2016		30,000	26,106

Maytag Corp.
5.000% due 05/15/2015		2,200	1,996

McKesson Corp.
5.700% due 03/01/2017		1,900	1,796

Merck & Co., Inc.
4.750% due 03/01/2015		2,200	2,166

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008		4,300	4,297
2.894% due 08/14/2009		1,000	965
5.054% due 05/12/2010		27,800	26,827
6.875% due 04/25/2018		22,200	19,674

Metropolitan Life Global Funding I
2.847% due 05/17/2010		6,000	5,924
5.125% due 04/10/2013		12,800	12,447

Midwest Generation LLC
8.300% due 07/02/2009		460	466

Morgan Stanley
2.852% due 05/07/2009		6,000	5,203
3.235% due 10/18/2016		2,200	1,436

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.271% due 10/15/2015	$7,200	$3,933
4.904% due 05/14/2010	16,300	11,905
6.000% due 04/28/2015	21,000	14,306
6.250% due 08/28/2017	1,200	745

NGPL Pipe Co. LLC
7.119% due 12/15/2017	400	380
7.768% due 12/15/2037	7,700	7,554

NiSource Finance Corp.
5.400% due 07/15/2014	800	735

PPG Industries, Inc.
6.650% due 03/15/2018	8,000	7,914

Pricoa Global Funding I
3.613% due 06/04/2010	35,000	34,842

Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,500	5,488

ProLogis
5.625% due 11/15/2015	8,000	7,008

Prudential Financial, Inc.
6.625% due 12/01/2037	8,900	7,477

Qwest Corp.
6.069% due 06/15/2013	1,500	1,282

Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,000	1,726

Raychem Corp.
7.200% due 10/15/2008	200	200

Reynolds American, Inc.
7.250% due 06/01/2013	8,000	8,229

Sara Lee Corp.
6.250% due 09/15/2011	1,600	1,616

Sealed Air Corp.
5.625% due 07/15/2013	2,300	2,261

Simon Property Group LP
6.125% due 05/30/2018	8,000	7,099

Southwest Airlines Co.
5.125% due 03/01/2017	3,300	2,851

Sprint Capital Corp.
8.375% due 03/15/2012	2,900	2,612
8.750% due 03/15/2032	1,100	860

State Street Capital Trust IV
3.819% due 06/15/2037	5,900	3,907

SUPERVALU, Inc.
7.500% due 11/15/2014	400	390

Target Corp.
7.000% due 01/15/2038	6,300	5,931

Time Warner, Inc.
3.034% due 11/13/2009	8,500	8,163

Tyco International Ltd.
7.000% due 12/15/2019	7,500	7,240

U.S. Bancorp
3.739% due 04/28/2009	4,300	4,277

United Airlines, Inc.
9.060% due 06/17/2015 (a)	174	2

Universal Health Services, Inc.
7.125% due 06/30/2016	1,000	1,015

Valero Energy Corp.
6.125% due 06/15/2017	2,000	1,875

Verizon Communications, Inc.
6.100% due 04/15/2018	5,200	4,807

Viacom, Inc.
5.750% due 04/30/2011	2,800	2,722

Wachovia Corp.
5.500% due 05/01/2013	12,600	10,434

See Accompanying Notes	Semiannual Report	September 30, 2008	85

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo & Co.
4.375% due 01/31/2013	$7,000	$6,441

Wyeth
6.950% due 03/15/2011	1,900	2,006

Xerox Corp.
9.750% due 01/15/2009	2,400	2,440

		781,164

MORTGAGE-BACKED SECURITIES 13.7%

Adjustable Rate Mortgage Trust
5.139% due 09/25/2035	644	512

American Home Mortgage Assets
3.397% due 09/25/2046	2,977	1,826
3.437% due 09/25/2046	814	318
3.775% due 11/25/2046	7,456	3,754

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,194	957

Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049	6,798	6,524

Banc of America Funding Corp.
5.986% due 10/20/2046	4,819	3,157
6.129% due 01/20/2047	893	606

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	2,712	2,458

BCAP LLC Trust
3.377% due 01/25/2037	12,221	7,544

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	13,058	12,278
4.150% due 08/25/2035	5,842	5,509
4.417% due 05/25/2034	2,252	2,079
4.476% due 02/25/2034	120	97
4.550% due 08/25/2035	4,545	4,347
4.625% due 10/25/2035	7,585	6,843
4.630% due 05/25/2034	599	576
4.644% due 10/25/2033	985	948
5.600% due 02/25/2033	141	131
5.732% due 02/25/2036	1,247	953

Bear Stearns Alt-A Trust
5.504% due 09/25/2035	4,652	3,753
5.775% due 11/25/2036	3,277	2,126
5.787% due 11/25/2036	6,238	4,186
5.891% due 02/25/2036	6,783	4,684
5.899% due 11/25/2036	1,801	1,113
6.250% due 08/25/2036	4,420	2,761

Bear Stearns Commercial Mortgage Securities
2.598% due 03/15/2019	148	139
5.540% due 09/11/2041	2,600	2,322

Bella Vista Mortgage Trust
3.438% due 05/20/2045	77	53

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	38	36
5.889% due 12/10/2049	3,900	3,334

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,528	3,366
4.748% due 08/25/2035	3,283	3,124
4.900% due 10/25/2035	10,571	9,671
5.666% due 07/25/2046	5,547	4,306

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	11,800	9,876

Commercial Mortgage Pass-Through Certificates
2.708% due 02/05/2019	300	285

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	5,115	3,119
3.398% due 03/20/2046	174	108
3.417% due 05/25/2035	3,321	2,119
3.417% due 07/25/2046	3,208	2,024
3.457% due 09/25/2046	1,700	639

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.467% due 07/25/2046	$1,300	$413
3.468% due 09/20/2046	1,700	692
3.487% due 02/25/2037	141	92
3.557% due 05/25/2037	1,767	1,009
3.557% due 06/25/2037	975	391
3.627% due 12/25/2035	878	385
4.355% due 11/25/2035	1,363	896
4.895% due 11/25/2035	1,064	711
5.250% due 06/25/2035	1,096	907
6.000% due 01/25/2037	4,371	3,089
6.000% due 04/25/2037	3,647	2,283
6.250% due 08/25/2037	1,390	836

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	250	159
3.527% due 03/25/2035	2,317	1,303
3.537% due 02/25/2035	167	106
3.547% due 02/25/2035	247	172
3.547% due 03/25/2036	1,250	532
4.723% due 08/25/2034	338	268
5.230% due 01/20/2035	874	756
5.250% due 02/20/2036	2,144	1,665
5.547% due 04/20/2036	1,286	1,035
6.092% due 09/25/2047	3,759	2,922

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	11,200	9,734
6.500% due 07/26/2036	1,557	1,125

CS First Boston Mortgage Securities Corp.
3.857% due 03/25/2034	650	576
4.557% due 08/25/2033	907	902
5.077% due 07/25/2033	118	112

CSAB Mortgage-Backed Trust
3.307% due 06/25/2036	85	85

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	430	403
3.307% due 10/25/2036	2,418	2,373
5.500% due 12/25/2035	1,600	1,063
6.300% due 07/25/2036	1,600	1,129

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	164	161
4.593% due 12/25/2033	747	703
5.357% due 08/25/2035	563	487
6.250% due 08/25/2017	1,436	1,401

GMAC Mortgage Corp. Loan Trust
4.282% due 06/25/2034	146	103
5.500% due 09/25/2034	1,631	1,617

Greenpoint Mortgage Funding Trust
3.387% due 01/25/2037	2,592	1,573
3.407% due 12/25/2046	1,500	547
3.417% due 04/25/2036	1,463	907
3.427% due 06/25/2045	854	670
3.477% due 11/25/2045	180	114

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	133	130

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	63	57

GSR Mortgage Loan Trust
4.496% due 03/25/2033	967	913
4.539% due 09/25/2035	935	801

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	2,376	2,189
3.220% due 09/19/2037	1,442	879
3.220% due 01/19/2038	8,405	5,080
3.250% due 05/19/2035	1,551	1,003
3.270% due 03/19/2037	156	96
3.378% due 08/21/2036	3,410	2,099
3.400% due 02/19/2034	14	13
5.145% due 07/19/2035	278	242
5.150% due 05/19/2033	1,237	1,163

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	6,566	3,560

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Indymac Index Mortgage Loan Trust
3.417% due 05/25/2046	$2,521	$1,537
3.447% due 04/25/2037	475	273
3.497% due 11/25/2036	1,831	736
5.000% due 08/25/2035	889	481
5.048% due 12/25/2034	380	311
5.425% due 09/25/2035	900	612

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,847	2,159

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	500	431
5.429% due 12/12/2043	4,000	3,484

JPMorgan Mortgage Trust
4.376% due 11/25/2033	877	855
5.021% due 02/25/2035	2,779	2,423
5.375% due 08/25/2035	1,400	1,116

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	200	198

Lehman XS Trust
3.287% due 07/25/2046	1,110	1,091

Luminent Mortgage Trust
3.377% due 12/25/2036	10,146	6,198

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	759	480
3.547% due 05/25/2047	1,500	538
4.128% due 07/25/2034	762	736

MASTR Alternative Loans Trust
3.607% due 03/25/2036	1,029	565

MASTR Asset Securitization Trust
5.500% due 11/25/2017	357	346

Mellon Residential Funding Corp.
2.928% due 12/15/2030	19	17

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,800	3,184
6.156% due 08/12/2049	8,502	7,403

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	11,008	8,948
3.457% due 08/25/2036	856	592
6.013% due 02/25/2033	356	348

Merrill Lynch Mortgage Trust
3.585% due 10/12/2041	103	102

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	2,359	2,137
4.207% due 10/25/2035	3,565	3,243
4.352% due 10/25/2035	6,932	6,476

Morgan Stanley Capital I
5.692% due 04/15/2049	1,500	1,278

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	502	378
5.654% due 02/25/2036	966	615
5.820% due 03/25/2047	1,300	998
6.138% due 03/25/2047	1,100	713

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	3,460	1,974
3.387% due 06/25/2046	7,417	4,652
3.417% due 04/25/2046	202	130
3.512% due 09/25/2046	2,200	465
5.665% due 09/25/2035	1,209	942

Residential Asset Securitization Trust
3.657% due 12/25/2036	855	467
5.750% due 02/25/2036	1,619	1,280
6.250% due 10/25/2036	1,000	556
6.500% due 08/25/2036	1,500	827

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	619	533

86	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
3.427% due 05/25/2037	$245	$150
4.065% due 01/25/2035	83	49
4.180% due 02/25/2034	610	525
4.590% due 04/25/2034	1,416	1,267
6.000% due 10/25/2037	1,221	806

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	7,396	5,733
3.397% due 07/25/2046	2,320	1,433
3.427% due 05/25/2036	6,298	3,884
3.437% due 05/25/2045	1,089	730
3.457% due 09/25/2047	826	320
3.517% due 12/25/2035	79	49
4.355% due 08/25/2047	3,876	2,183

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	200	146

Thornburg Mortgage Securities Trust
3.327% due 09/25/2046	4,879	4,574

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	7,136	6,522

WaMu Mortgage Pass-Through Certificates
2.990% due 11/25/2034	1,891	1,200
3.427% due 07/25/2046	885	693
3.437% due 04/25/2045	2,446	1,604
3.467% due 11/25/2045	562	356
3.477% due 12/25/2045	2,006	1,297
3.497% due 10/25/2045	243	154
3.517% due 01/25/2045	467	312
3.527% due 01/25/2045	342	234
3.555% due 02/25/2047	2,552	1,344
3.595% due 01/25/2047	2,317	1,261
3.615% due 04/25/2047	4,806	2,781
3.675% due 12/25/2046	7,749	4,106
3.747% due 12/25/2027	1,402	1,208
3.835% due 06/25/2046	4,091	2,482
3.855% due 02/25/2046	133	80
4.134% due 08/25/2034	3,830	3,270
4.198% due 10/25/2046	3,183	2,071
4.229% due 03/25/2034	2,397	2,310
4.255% due 06/25/2042	283	257
4.255% due 08/25/2042	142	127
4.274% due 05/25/2041	51	47
4.329% due 07/25/2046	1,512	1,123
4.559% due 06/25/2033	305	298
4.569% due 09/25/2033	29,695	29,703
5.542% due 04/25/2037	4,211	3,136
5.613% due 12/25/2036	4,475	3,513
5.711% due 02/25/2037	3,353	2,476

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.457% due 07/25/2046	494	208
3.795% due 07/25/2046	1,414	773
3.825% due 05/25/2046	4,248	2,473

Washington Mutual MSC Mortgage Pass- Through Certificates
6.044% due 02/25/2033	14	14

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	5,934	5,251
5.547% due 04/25/2036	1,542	1,007
5.774% due 04/25/2036	1,144	777

		368,338

MUNICIPAL BONDS & NOTES 2.0%

Arkansas State Northern Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	3,254

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	5,600	4,666

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.136% due 01/01/2014	$630	$371

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	3,000	3,058
6.899% due 12/01/2040	11,700	12,184

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	6,900	5,822
5.000% due 06/01/2038	4,600	3,798

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	895	768

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	9,700	8,742

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,341
5.000% due 06/01/2041	500	317

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	330	214

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	105

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	7,500	7,027

South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023	1,500	1,449

		54,116

U.S. GOVERNMENT AGENCIES 38.0%

Fannie Mae
3.267% due 12/25/2036 - 07/25/2037	5,432	5,018
3.327% due 03/25/2034	35	34
3.357% due 08/25/2034	28	27
3.407% due 10/27/2037	15,400	14,185
3.457% due 06/25/2044	15	15
3.607% due 06/25/2029	37	37
3.681% due 06/01/2035	208	208
4.000% due 02/01/2014 - 04/01/2014 (g)	3,872	3,821
4.278% due 06/01/2043 - 10/01/2044	726	724
4.361% due 03/01/2033	266	266
4.500% due 02/01/2013 - 05/01/2013 (g)	3,917	3,913
4.503% due 11/01/2034 (g)	4,184	4,217
4.818% due 09/01/2035 (g)	994	982
4.880% due 12/01/2015 (g)	1,889	1,831
4.942% due 12/01/2034	215	218
4.990% due 10/01/2015 (g)	20,375	19,900
5.000% due 02/01/2013 - 11/01/2038	55,764	54,213
5.000% due 03/01/2013 - 05/01/2038 (g)	6,704	6,554
5.055% due 11/01/2015 (g)	10,389	10,176
5.140% due 11/01/2015 (g)	3,393	3,339
5.168% due 12/01/2036	376	377
5.180% due 11/01/2015 (g)	3,248	3,202
5.220% due 12/01/2015 (g)	13,200	13,037
5.360% due 01/01/2016 (g)	994	989
5.471% due 05/01/2026	28	29
5.490% due 10/01/2015	643	644
5.500% due 05/25/2027 - 11/01/2038	98,416	98,183

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 02/01/2033 - 02/01/2048 (g)	$330,199	$329,573
5.700% due 08/01/2018 (g)	3,741	3,731
6.000% due 01/01/2023 - 07/25/2044	23,194	23,503
6.000% due 09/01/2024 - 10/01/2037 (g)	58,704	59,573
6.500% due 09/01/2024 - 10/01/2037 (g)	6,595	6,773
6.500% due 04/01/2035 - 06/25/2044	15,311	15,701

Federal Housing Administration
6.896% due 07/01/2020	1,138	1,126
7.430% due 09/01/2022 - 11/01/2022	83	84

Freddie Mac
2.838% due 12/15/2030	495	488
2.938% due 12/15/2031	160	159
3.467% due 08/25/2031	66	59
4.500% due 07/15/2018	2,448	2,452
4.883% due 10/01/2035 (g)	855	858
4.894% due 11/01/2035 (g)	991	981
5.000% due 11/15/2021 - 12/15/2031	9,059	9,004
5.028% due 08/01/2035 (g)	1,133	1,126
5.098% due 10/01/2035 (g)	968	965
5.226% due 03/01/2036 (g)	1,046	1,057
5.278% due 09/01/2035	224	225
5.500% due 06/01/2036 (g)	3,806	3,794
5.500% due 10/01/2038	86,500	85,946
5.860% due 06/01/2024	63	64
6.000% due 09/01/2021 - 11/01/2023 (g)	4,804	4,896
7.000% due 09/01/2036 (g)	6,007	6,248

Ginnie Mae
4.500% due 09/15/2033	40	38
5.125% due 10/20/2029	41	42
6.000% due 08/20/2034 - 10/01/2038	58,469	59,067
6.000% due 07/20/2038 - 09/20/2038 (g)	9,193	9,331
6.500% due 10/01/2038	144,000	147,352

Small Business Administration
4.625% due 02/01/2025	866	828
4.754% due 08/10/2014	52	50
5.110% due 04/01/2025	1,969	1,944

		1,023,177

U.S. TREASURY OBLIGATIONS 2.3%

U.S. Treasury Notes
4.250% due 08/15/2013	58,500	62,175

Total United States (Cost $2,730,569)		2,493,128

SHORT-TERM INSTRUMENTS 6.3%

REPURCHASE AGREEMENTS 1.0%

State Street Bank and Trust Co.
0.100% due 10/01/2008	8,350	8,350
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $8,520. Repurchase proceeds are $8,350.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	19,402	19,402
(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/03/2008 valued at $19,791. Repurchase proceeds are $19,403.)

		27,752

See Accompanying Notes	Semiannual Report	September 30, 2008	87

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 5.3%
1.155% due 10/16/2008 - 12/26/2008 (b)(c)(d)(e)(f)	$141,832	$140,994

Total Short-Term Instruments (Cost $169,278)		168,746

PURCHASED OPTIONS (j) 1.0%
(Cost $21,722)		25,308

Total Investments 181.0% (Cost $5,154,710)		$4,872,564

Written Options (k) (1.0%) (Premiums $22,810)		(25,963)

Other Assets and Liabilities (Net) (80.0%)		(2,155,055)

Net Assets 100.0%		$2,691,546

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $42,005 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $65,487 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $3,952 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $597 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $409,100 at a weighted average interest rate of 2.47%. On September 30, 2008, securities valued at $500,309 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $22,368 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Long	12/2008	90	$33
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	312	269
90-Day Euribor December Futures	Long	12/2008	1,341	339
90-Day Euribor June Futures	Long	06/2009	229	391
90-Day Euribor March Futures	Long	03/2009	1,074	1,465
90-Day Euribor March Futures Put Options Strike @EUR 95.250	Short	03/2009	945	40
90-Day Eurodollar December Futures	Long	12/2008	1,989	(3,008)
90-Day Eurodollar December Futures	Long	12/2009	3,017	2,018
90-Day Eurodollar March Futures	Long	03/2009	742	(598)
90-Day Eurodollar March Futures	Long	03/2010	95	45
90-Day Eurodollar October Futures	Long	10/2008	1,257	(3,475)
Australia Government 3-Year Bond December Futures	Short	12/2008	316	(181)
Australia Government 10-Year Bond December Futures	Short	12/2008	486	(452)
Euro-Bobl December Futures	Short	12/2008	948	(1,747)
Euro-Bobl December Futures Put Options Strike @ EUR 100.000	Long	12/2008	875	0
Euro-Bobl December Futures Put Options Strike @ EUR 103.000	Long	12/2008	2,879	0
Euro-Bund 10-Year Bond December Futures	Long	12/2008	773	(182)
Euro-Bund 10-Year Bond December Futures Put Options Strike @ EUR 103.500	Long	12/2008	114	0
Euro-Schatz December Futures	Short	12/2008	100	(123)
Euro-Schatz December Futures Call Options Strike @ EUR 106.700	Long	12/2008	386	25
Euro-Schatz December Futures Call Options Strike @ EUR 107.000	Long	12/2008	111	5
U.S. Treasury 5-Year Note December Futures	Short	12/2008	1,653	169
U.S. Treasury 10-Year Note December Futures	Long	12/2008	1,522	(3,442)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	713	245
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,264	589
United Kingdom Government 10-Year Bond December Futures	Long	12/2008	334	384

				$(7,191)

88	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.600% due 05/15/2015	(0.610%)	06/20/2015	DUB	0.745%		$1,500	$11	$0	$11
Ace INA Holdings, Inc. 5.875% due 06/15/2014	(0.390%)	06/20/2014	DUB	0.722%		1,000	17	0	17
Akzo Nobel NV 4.250% due 06/14/2011	(0.290%)	06/20/2012	DUB	0.694%	EUR	1,700	33	0	33
Alcan, Inc. 6.450% due 03/15/2011	(0.290%)	03/20/2011	BOA	0.286%		$2,600	0	0	0
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%)	06/20/2017	BOA	1.055%		1,100	34	0	34
AutoZone, Inc. 5.875% due 10/15/2012	(0.680%)	12/20/2012	CITI	0.880%		1,600	12	0	12
AutoZone, Inc. 5.875% due 10/15/2012	(0.860%)	06/20/2013	GSC	0.927%		6,000	16	0	16
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%)	06/20/2017	JPM	1.055%		1,900	59	0	59
AutoZone, Inc. 5.875% due 10/15/2012	(0.850%)	06/20/2013	RBS	0.927%		1,000	3	0	3
AutoZone, Inc. 7.125% due 08/01/2018	(1.090%)	09/20/2018	GSC	1.085%		700	0	0	0
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170%)	12/20/2016	CITI	1.600%		1,600	147	0	147
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%)	03/20/2018	BNP	1.400%		15,500	(876)	0	(876)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(0.770%)	03/20/2018	DUB	1.400%		4,000	180	0	180
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.223%)	03/20/2018	RBS	1.400%		500	(30)	0	(30)
BellSouth Corp. 5.200% due 09/15/2014	(0.395%)	09/20/2014	DUB	0.417%		1,400	2	0	2
Boston Scientific Corp. 6.400% due 06/15/2016	(2.060%)	06/20/2016	UBS	1.800%		2,700	(44)	0	(44)
Cameron International Corp. 6.375% due 07/15/2018	(0.770%)	09/20/2018	DUB	1.249%		6,000	217	0	217
Capital One Bank USA N.A. 5.125% due 02/15/2014	(0.160%)	06/20/2012	BCLY	3.664%		1,500	164	0	164
CenturyTel, Inc. 6.000% due 04/01/2017	(0.595%)	06/20/2017	BOA	1.678%		2,800	202	0	202
CNA Financial Corp. 5.850% due 12/15/2014	(0.940%)	12/20/2014	BOA	1.498%		6,000	175	0	175
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%)	09/20/2011	BEAR	1.096%		2,000	36	0	36
Compass Group PLC 6.375% due 05/29/2012	(0.390%)	06/20/2012	MLP	0.542%	EUR	1,600	11	0	11
Computer Sciences Corp. 5.000% due 02/15/2013	(1.180%)	03/20/2018	GSC	0.671%		$4,600	(180)	0	(180)
Computer Sciences Corp. 6.500% due 03/15/2018	(0.760%)	03/20/2018	BCLY	0.671%		1,000	(7)	0	(7)
Cox Communications, Inc. 6.750% due 03/15/2011	(0.200%)	03/20/2011	MSC	0.653%		1,700	18	0	18
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240%)	09/20/2011	RBS	0.409%		700	3	0	3
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	(0.350%)	06/20/2009	RBC	0.649%		2,000	4	0	4
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520%)	06/20/2010	BEAR	0.790%		700	3	0	3
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.620%)	09/20/2011	RBS	0.996%		1,100	11	0	11
Deutsche Bank AG 5.500% due 05/18/2011	(0.920%)	06/20/2013	BNP	1.530%		2,700	67	0	67
Erac USA Finance Co. 6.375% due 10/15/2017	(0.800%)	12/20/2017	GSC	4.180%		1,300	247	0	247
Exelon Corp. 4.900% due 06/15/2015	(0.520%)	06/20/2015	MLP	2.727%		2,300	266	0	266
Glitnir Banki HF 3-Month USD-LIBOR plus 0.440% due 01/21/2011	(0.340%)	03/20/2011	JPM	16.708%		3,000	834	0	834
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.520%)	06/20/2012	WAC	0.392%		1,400	(6)	0	(6)
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	(0.310%)	06/20/2016	UBS	4.071%		1,200	233	0	233
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(1.130%)	03/20/2018	CITI	3.932%		5,000	822	0	822
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.100%)	06/20/2018	CITI	3.916%		2,500	419	0	419
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	(1.370%)	06/20/2018	CITI	3.916%		3,800	576	0	576
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	(1.470%)	06/20/2018	JPM	3.916%		5,700	830	0	830
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.370%)	03/20/2012	BEAR	0.442%		800	2	0	2
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.306%)	03/20/2012	RBS	0.442%		2,900	13	0	13
HCP, Inc. 5.650% due 12/15/2013	(2.030%)	12/20/2013	MSC	3.926%		8,000	621	0	621
HCP, Inc. 5.950% due 09/15/2011	(0.610%)	09/20/2011	JPM	3.649%		700	56	0	56
HCP, Inc. 6.700% due 01/30/2018	(1.150%)	03/20/2018	BCLY	3.382%		2,900	400	0	400
Home Depot, Inc. 5.400% due 03/01/2016	(1.150%)	03/20/2016	BCLY	1.620%		8,000	219	0	219
HRPT Properties Trust 5.750% due 11/01/2015	(1.960%)	12/20/2015	MSC	3.250%		8,250	563	0	563
International Lease Finance Corp. 5.300% due 05/01/2012	(1.620%)	06/20/2012	JPM	9.625%		8,000	1,645	0	1,645
International Lease Finance Corp. 5.400% due 02/15/2012	(0.170%)	03/20/2012	BCLY	9.967%		2,400	575	0	575
International Lease Finance Corp. 6.625% due 11/15/2013	(1.590%)	12/20/2013	MSC	8.310%		8,000	1,753	0	1,753
JC Penney Corp., Inc. 8.000% due 03/01/2010	(0.270%)	03/20/2010	DUB	1.598%		2,600	49	0	49
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	(0.310%)	03/20/2016	RBC	1.900%		1,900	182	0	182
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.750%)	03/20/2018	BOA	1.400%		5,200	242	0	242
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%)	03/20/2018	DUB	1.400%		200	10	0	10
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.740%)	03/20/2018	DUB	1.400%		3,600	170	0	170
Kaupthing Bank HF 5.750% due 10/04/2011	(0.490%)	12/20/2011	RBS	14.176%		2,900	834	0	834
Koninklijke DSM NV 4.000% due 11/10/2015	(0.365%)	06/20/2012	GSC	0.672%	EUR	1,800	26	0	26
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.600%)	06/20/2018	DUB	Defaulted		$8,000	6,757	0	6,757
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.552%)	06/20/2018	JPM	Defaulted		6,600	5,574	0	5,574
Lennar Corp. 5.950% due 10/17/2011	(5.750%)	12/20/2012	MLP	7.636%		700	37	0	37
Loews Corp. 5.250% due 03/15/2016	(0.330%)	03/20/2016	BEAR	0.608%		800	14	0	14
Loews Corp. 8.875% due 04/15/2011	(0.120%)	06/20/2012	BOA	0.471%		500	6	0	6

See Accompanying Notes	Semiannual Report	September 30, 2008	89

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190%)	09/20/2009	BOA	1.574%		$700	$9	$0	$9
Masco Corp. 5.875% due 07/15/2012	(0.580%)	09/20/2012	MSC	2.663%		700	50	0	50
Masco Corp. 6.125% due 10/03/2016	(1.910%)	12/20/2016	CITI	2.560%		30,000	1,123	0	1,123
Maytag Corp. 5.000% due 05/15/2015	(0.460%)	06/20/2015	BEAR	0.600%		2,200	18	0	18
McKesson Corp. 5.700% due 03/01/2017	(0.380%)	03/20/2017	BOA	0.492%		1,900	15	0	15
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.580%)	06/20/2012	MLP	1.537%		2,100	68	0	68
Merck & Co., Inc. 4.750% due 03/01/2015	(0.550%)	03/20/2015	RBS	0.449%		2,700	(16)	0	(16)
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	(1.540%)	06/20/2018	DUB	3.763%		10,000	1,339	0	1,339
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320%)	12/20/2016	RBS	8.756%		2,200	734	0	734
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(1.350%)	12/20/2015	JPM	9.149%		7,200	2,062	0	2,062
NiSource Finance Corp. 5.400% due 07/15/2014	(0.620%)	09/20/2014	BEAR	2.574%		800	76	0	76
Pearson Dollar Finance PLC 5.700% due 06/01/2014	(0.540%)	06/20/2014	MSC	0.826%		6,800	97	0	97
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610%)	06/20/2013	BCLY	0.776%		2,500	17	0	17
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	(0.880%)	06/20/2018	BCLY	0.916%		8,000	21	0	21
PPG Industries, Inc. 6.650% due 03/15/2018	(0.830%)	03/20/2018	CSFB	1.192%		8,000	208	0	208
Progress Energy, Inc. 5.625% due 01/15/2016	(0.105%)	06/20/2012	MSC	0.393%		2,000	20	0	20
Prologis 5.625% due 11/15/2015	(1.480%)	12/20/2015	BOA	5.173%		8,000	1,446	0	1,446
RadioShack Corp. 7.375% due 05/15/2011	(1.400%)	06/20/2013	DUB	1.742%		6,400	87	0	87
RadioShack Corp. 7.375% due 05/15/2011	(1.410%)	06/20/2013	GSC	1.742%		9,600	127	0	127
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.280%)	06/20/2012	DUB	0.610%	EUR	1,500	24	0	24
Reynolds American, Inc. 7.250% due 06/01/2013	(1.200%)	06/20/2013	BCLY	1.552%		$8,000	114	0	114
Sara Lee Corp. 6.250% due 09/15/2011	(0.330%)	09/20/2011	CITI	0.450%		1,600	5	0	5
Sara Lee Corp. 6.250% due 09/15/2011	(0.630%)	09/20/2011	RBS	0.452%		400	(2)	0	(2)
SCA Finans AB 4.500% due 07/15/2015	(0.250%)	06/20/2012	GSC	1.711%	EUR	1,300	88	0	88
Sealed Air Corp. 5.625% due 07/15/2013	(0.500%)	09/20/2013	CSFB	1.774%		$2,300	128	0	128
Simon Property Group LP 6.125% due 05/30/2018	(0.947%)	06/20/2018	DUB	1.547%		8,000	347	0	347
Smith Group PLC 7.875% due 07/12/2010	(0.530%)	09/20/2010	RBS	0.598%	GBP	8,000	16	0	16
Southwest Airlines Co. 5.125% due 03/01/2017	(0.640%)	03/20/2017	BCLY	1.600%		$3,300	208	0	208
Sprint Capital Corp. 8.375% due 03/15/2012	(0.460%)	03/20/2012	MLP	3.799%		3,700	368	0	368
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	(0.510%)	12/20/2014	DUB	2.249%		1,000	88	0	88
Turkey Government International Bond 11.875% due 01/15/2030	(2.700%)	09/20/2010	MSC	1.762%		100	(2)	0	(2)
Tyco Electronics Group S.A. 5.950% due 01/15/2014	(1.100%)	03/20/2014	BOA	1.244%		6,000	39	0	39
Tyco International Ltd. 7.000% due 12/15/2019	(1.120%)	12/20/2019	BOA	1.498%		7,500	228	0	228
United Utilities PLC 6.875% due 08/15/2028	(0.235%)	06/20/2012	DUB	0.822%	EUR	1,800	50	0	50
Universal Health Services, Inc. 7.125% due 06/30/2016	(1.250%)	06/20/2016	BOA	1.370%		$1,000	7	0	7
Valero Energy Corp. 6.125% due 06/15/2017	(1.120%)	06/20/2017	CITI	1.749%		2,000	83	0	83
Viacom, Inc. 5.750% due 04/30/2011	(0.640%)	06/20/2011	MSC	1.250%		700	11	0	11
Vivendi 6.625% due 04/04/2018	(1.500%)	06/20/2018	JPM	1.495%		6,400	(4)	0	(4)
Wolters Kluwer NV 5.125% due 01/27/2014	(0.330%)	06/20/2012	DUB	0.770%		1,500	31	0	31
WPP Group PLC 6.000% due 06/18/2008	(0.260%)	06/20/2012	GSC	1.666%	EUR	1,500	98	0	98
Xerox Corp. 9.750% due 01/15/2009	(0.130%)	01/20/2009	MLP	1.298%		$2,700	9	0	9
XL Capital Finance Europe PLC 6.500% due 01/15/2012	(0.310%)	03/20/2012	BCLY	4.029%		500	53	0	53

							$33,745	$0	$33,745

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC 4.566% due 10/27/2015	1.760%	03/20/2013	BNP	2.537%	EUR	1,500	$(60)	$0	$(60)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.800%	09/20/2009	GSC	1.100%		$3,500	(9)	0	(9)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.980%	09/20/2013	GSC	1.418%		2,900	(55)	0	(55)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	09/20/2013	JPM	1.418%		3,600	(65)	0	(65)
Brazilian Government International Bond 12.250% due 03/06/2030	1.260%	08/20/2011	JPM	1.301%		4,200	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	1.345%	08/20/2011	JPM	1.301%		7,600	21	0	21
Brazilian Government International Bond 12.250% due 03/06/2030	1.380%	08/20/2011	MSC	1.301%		11,200	42	0	42
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%		17,200	(36)	0	(36)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	3.950%	12/20/2012	BOA	28.844%		1,700	(737)	0	(737)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.500%	03/20/2009	CITI	22.138%		1,800	(109)	0	(109)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%		2,000	(242)	(100)	(142)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.300%	03/20/2009	JPM	22.138%		10,600	(653)	0	(653)

90	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.400%	03/20/2009	JPM	22.138%		$6,100	$(373)	$0	$(373)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	3.950%	12/20/2012	UBS	28.844%		1,900	(824)	0	(824)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%		400	(27)	0	(27)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%		300	(9)	0	(9)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%		900	(27)	0	(27)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%		600	(18)	0	(18)
General Electric Capital Corp. 6.000% due 06/15/2012	0.830%	12/20/2009	GSC	7.165%		1,000	(70)	0	(70)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%		4,000	(226)	0	(226)
General Electric Capital Corp. 6.000% due 06/15/2012	1.000%	06/20/2009	UBS	7.405%		2,800	(122)	0	(122)
GMAC LLC 6.875% due 08/28/2012	8.850%	03/20/2009	BOA	88.715%		1,700	(473)	0	(473)
GMAC LLC 6.875% due 08/28/2012	8.650%	03/20/2009	CITI	88.715%		1,700	(474)	0	(474)
GMAC LLC 6.875% due 08/28/2012	9.600%	03/20/2009	GSC	88.715%		6,800	(1,873)	0	(1,873)
HSBC Finance Corp. 7.000% due 05/15/2012	1.550%	06/20/2009	MLP	4.857%		7,000	(160)	0	(160)
JC Penney Corp., Inc. 8.000% due 03/01/2010	0.990%	09/20/2010	GSC	1.596%		500	(6)	0	(6)
JSC Gazprom 7.800% due 09/27/2010	1.330%	12/20/2008	CSFB	3.467%		5,000	(5)	0	(5)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%		3,000	(4)	0	(4)
JSC Gazprom 8.625% due 04/28/2034	1.320%	12/20/2008	MSC	3.467%		1,500	(2)	0	(2)
JSC Gazprom 8.625% due 04/28/2034	1.330%	12/20/2008	MSC	3.467%		2,700	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.680%	04/20/2009	MSC	3.537%		11,100	(23)	0	(23)
JSC Gazprom 8.625% due 04/28/2034	1.710%	04/20/2009	MSC	3.537%		2,200	(4)	0	(4)
JSC Gazprom 9.625% due 03/01/2013	0.610%	05/20/2012	MLP	4.333%		1,500	(171)	0	(171)
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	1.650%	03/20/2013	BCLY	3.498%	EUR	3,100	(288)	0	(288)
Russia Government International Bond 7.500% due 03/31/2030	0.450%	01/20/2009	CSFB	2.265%		$5,000	(22)	0	(22)
Russia Government International Bond 7.500% due 03/31/2030	0.630%	12/20/2008	GSC	2.248%		8,400	(16)	0	(16)
Russia Government International Bond 7.500% due 03/31/2030	0.460%	01/20/2009	MSC	2.265%		6,000	(26)	0	(26)
Russia Government International Bond 7.500% due 03/31/2030	0.490%	02/20/2009	MSC	2.284%		20,500	(128)	0	(128)
SLM Corp. 5.125% due 08/27/2012	4.300%	03/20/2009	CITI	19.698%		300	(20)	0	(20)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%		2,100	(150)	0	(150)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%		5,800	(395)	0	(395)
SLM Corp. 5.125% due 08/27/2012	0.700%	06/20/2012	GSC	18.078%		1,400	(504)	0	(504)
SLM Corp. 5.125% due 08/27/2012	3.100%	12/20/2008	MLP	19.658%		6,300	(224)	0	(224)
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	GSC	0.397%		99,700	(518)	0	(518)
Spain Government Bond 5.500% due 07/30/2017	0.435%	03/20/2013	GSC	0.397%		17,900	30	0	30
Spain Government Bond 5.500% due 07/30/2017	0.465%	03/20/2013	HSBC	0.397%		11,600	34	(1)	35
Ukraine Government International Bond 7.650% due 06/11/2013	0.730%	04/20/2009	HSBC	5.404%		5,800	(127)	0	(127)
VTB Capital S.A. 6.250% due 06/30/2035	1.700%	12/20/2008	DUB	7.592%		7,400	(62)	0	(62)

							$(9,212)	$(101)	$(9,111)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-1 Index	(0.180%)	07/25/2045	BOA		$196	$16	$19	$(3)
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	BCLY		2,900	209	(21)	230
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	GSC	EUR	57,300	4,136	(406)	4,542
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	MSC		4,900	354	(34)	388
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	UBS		$10,600	765	(73)	838
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	BOA		37,200	2,674	88	2,586
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	CSFB		91,000	6,541	2,247	4,294
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	DUB		7,800	561	59	502
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	GSC	EUR	191,500	13,763	3,534	10,229
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	DUB		$14,500	789	543	246
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY		11,000	61	(87)	148
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB		23,300	128	326	(198)
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC		28,600	157	(248)	405
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	EUR	16,900	93	(67)	160
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC		$22,800	39	(769)	808
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	MSC		4,500	8	(154)	162
iTraxx Europe 9 Index	(1.750%)	06/20/2018	DUB	EUR	43,100	(2,379)	(4,053)	1,674
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BCLY		13,100	996	(89)	1,085
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BNP		4,400	334	(33)	367
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	HSBC		1,600	122	(11)	133
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	JPM		4,400	335	(24)	359

						$29,702	$747	$28,955

See Accompanying Notes	Semiannual Report	September 30, 2008	91

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	CSFB	$8,500	$(3,504)	$(2,724)	$(780)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	GSC	196	(16)	(29)	13
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	DUB	4,000	(1,229)	(1,505)	276

					$(4,749)	$(4,258)	$(491)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD Bank Bill	4.000%	12/20/2010	MLP	CAD	30,000	$(431)	$(8)	$(423)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN		7,800	(243)	(140)	(103)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		8,000	(249)	(147)	(102)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		7,900	(198)	(81)	(117)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		33,200	(829)	(799)	(30)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		7,600	(190)	(7)	(183)
Pay	3-Month CAD Bank Bill	5.000%	06/15/2015	MLP		3,000	209	2	207
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	DUB		19,300	637	(212)	849
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC	SEK	18,000	(8)	(19)	11
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		$168,300	(6,738)	(6,284)	(454)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		30,300	(1,153)	(465)	(688)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CSFB		86,500	(3,291)	(2,681)	(610)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		210,200	(7,997)	(2,896)	(5,101)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		212,700	(8,093)	(2,791)	(5,302)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		42,000	(1,528)	601	(2,129)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC		13,000	(473)	(73)	(400)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		54,500	(1,984)	440	(2,424)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		11,000	(399)	(654)	255
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		1,900	(69)	12	(81)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		4,500	(201)	(414)	213
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		5,000	(223)	82	(305)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		15,300	(682)	(1,252)	570
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		13,000	(580)	(743)	163
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		24,400	(1,087)	(845)	(242)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		51,700	(2,304)	(3,568)	1,264
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB	AUD	108,500	2,080	(267)	2,347
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	CITI		11,200	176	(38)	214
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	DUB		106,000	1,666	(372)	2,038
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	DUB		27,900	(375)	(251)	(124)
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	HSBC		26,600	(358)	(228)	(130)
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB		2,000	55	(3)	58
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	DUB		40,200	1,106	(66)	1,172
Pay	6-Month AUD Bank Bill	7.000%	06/15/2014	UBS		50,000	1,277	1,164	113
Receive	6-Month AUD Bank Bill	6.000%	12/15/2015	CITI		34,200	606	(798)	1,404
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	MSC		32,300	(257)	833	(1,090)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	MSC	EUR	1,400	(17)	(17)	0
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		44,400	(842)	(567)	(275)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		282,500	(1,550)	631	(2,181)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		151,700	(832)	283	(1,115)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	MSC		47,400	(1,382)	(168)	(1,214)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	CITI		48,600	100	57	43
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		38,800	79	(99)	178

92	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY	EUR	93,100	$(577)	$(841)	$264
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP		167,700	(1,039)	59	(1,098)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		18,900	(117)	(85)	(32)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		25,800	(159)	(168)	9
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	MSC		104,500	(647)	(2,039)	1,392
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	JPM		3,900	(35)	(88)	53
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		25,800	(918)	(353)	(565)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		48,400	(1,727)	(800)	(927)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		24,100	(857)	(390)	(467)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	JPM		120,800	(1,913)	(2,064)	151
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		17,600	(159)	(1,234)	1,075
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		36,400	2,198	(322)	2,520
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		43,800	(2,025)	(2,376)	351
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		2,800	(288)	(45)	(243)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BNP		1,200	(124)	(9)	(115)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		4,000	(411)	(69)	(342)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	GSC		2,600	(267)	(188)	(79)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		20,700	(2,127)	(2,365)	238
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	MSC		7,800	(801)	(619)	(182)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		1,400	(144)	(12)	(132)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	BCLY		22,500	(2,410)	(823)	(1,587)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	GSC		32,200	(3,447)	(2,024)	(1,423)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		14,350	(1,536)	(878)	(658)
Pay	6-Month GBP-LIBOR	4.000%	09/16/2010	CITI	GBP	1,400	(20)	(35)	15
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		26,000	(600)	(149)	(451)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2012	MSC		11,900	(7)	(92)	85
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		20,200	(309)	(772)	463
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		21,300	(326)	(877)	551
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		40,000	796	70	726
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	MSC		900	18	0	18
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		14,600	(199)	159	(358)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		9,300	(39)	57	(96)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BNP		20,300	(85)	(55)	(30)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		106,000	(445)	16	(461)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	HSBC		8,000	(33)	(29)	(4)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	MSC		44,900	(189)	(198)	9
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		17,300	254	0	254
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		1,600	(15)	(7)	(8)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		7,100	(69)	5	(74)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		3,700	(36)	(18)	(18)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		7,700	(74)	(9)	(65)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		9,100	(88)	234	(322)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		9,000	(87)	(20)	(67)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		9,500	(92)	(536)	444
Pay	6-Month GBP-LIBOR	5.000%	03/18/2016	BCLY		4,800	(5)	2	(7)
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		9,900	69	46	23
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	MSC		5,300	18	146	(128)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		12,400	(814)	(50)	(764)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		22,000	(1,444)	669	(2,113)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		7,200	(1,960)	(929)	(1,031)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		16,200	(477)	(499)	22
Pay	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		15,200	2,565	1,524	1,041
Receive	6-Month JPY-LIBOR	1.500%	12/20/2010	MSC	JPY	7,880,000	(707)	302	(1,009)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	BNP		8,750,000	535	159	376
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	DUB		25,750,000	1,576	1,016	560
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		13,590,000	832	(48)	880
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	MSC		6,650,000	927	(395)	1,322
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		740,000	(195)	(16)	(179)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BNP		4,400,000	(1,161)	(681)	(480)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		16,120,000	(4,254)	(2,552)	(1,702)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		3,060,000	(807)	(46)	(761)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	UBS		4,620,000	(1,219)	(725)	(494)
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		1,790,000	(832)	164	(996)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		2,350,000	(3,449)	(1,054)	(2,395)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$16,000	(377)	72	(449)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	10,000	(82)	(11)	(71)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		15,000	(118)	(16)	(102)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		17,300	(80)	23	(103)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		5,700	(225)	0	(225)
Pay	France CPI ex-Tobacco Index	1.940%	04/10/2012	BNP		3,300	(136)	0	(136)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		500	(21)	0	(21)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		1,000	(42)	0	(42)
Pay	France CPI ex-Tobacco Index	2.080%	06/15/2012	GSC		18,700	(715)	0	(715)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$180,000	(1,826)	0	(1,826)

							$(72,171)	$(45,736)	$(26,435)

See Accompanying Notes	Semiannual Report	September 30, 2008	93

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

(j)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$134.000	11/21/2008	200	$3	$3
Call - CBOT U.S. Treasury 10-Year Note December Futures	140.000	11/21/2008	300	3	4
Call - CBOT U.S. Treasury 5-Year Note December Futures	125.000	11/21/2008	1,750	32	14
Call - CBOT U.S. Treasury 5-Year Note December Futures	127.000	11/21/2008	472	5	4
Put - CBOT U.S. Treasury 10-Year Note December Futures	96.000	11/21/2008	333	6	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	97.000	11/21/2008	300	5	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/21/2008	696	13	11
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	2,159	39	34
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/21/2008	383	7	6
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	665	12	11
Put - CBOT U.S. Treasury 30-Year Bond December Futures	94.000	11/21/2008	126	2	2

				$127	$99

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	172,500	$916	$946
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$114,300	653	916
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		71,400	761	527
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		56,300	565	1,368
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		23,400	250	173
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		139,700	1,402	3,395
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		246,900	2,895	3,800
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		49,500	509	365
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		116,900	1,325	863
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		783,600	8,120	6,084
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009		115,900	1,226	1,252
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		49,600	505	1,205
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		81,300	858	1,683

								$19,985	$22,577

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC EUR versus USD		$1.255	10/10/2008	EUR	654,100	$51	$312
Call - OTC EUR versus USD		1.367	05/19/2010		5,000	240	508
Put - OTC EUR versus USD		1.367	05/19/2010		5,000	240	360
Call - OTC EUR versus USD		1.375	05/21/2010		4,100	193	401
Put - OTC EUR versus USD		1.375	05/21/2010		4,100	193	310
Put - OTC GBP versus USD		1.495	10/08/2008	GBP	6,900	6	1
Put - OTC GBP versus USD		1.520	11/03/2008		8,000	1	5
Call - OTC USD versus JPY	JPY	125.000	10/15/2008		$95,000	10	20
Call - OTC USD versus JPY		121.000	11/05/2008		100,000	5	34
Call - OTC USD versus JPY		104.000	03/17/2010		6,000	287	253
Put - OTC USD versus JPY		104.000	03/17/2010		6,000	221	375

						$1,447	$2,579

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 10/01/2038	$107.000	10/07/2008	$170,000	$20	$0
Call - OTC Fannie Mae 6.000% due 11/01/2038	107.000	11/06/2008	50,000	6	0
Call - OTC Fannie Mae 6.000% due 12/01/2038	110.000	12/04/2008	9,000	1	0
Call - OTC Fannie Mae 6.500% due 11/01/2038	107.500	11/06/2008	118,800	14	0
Call - OTC Freddie Mac 6.000% due 12/01/2038	107.000	12/04/2008	1,700	0	0
Call - OTC U.S. Treasury Note 3.250% due 12/15/2009	103.938	10/10/2008	80,700	9	0
Call - OTC U.S. Treasury Note 4.125% due 05/15/2015	125.000	01/09/2009	5,500	1	1
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	118.000	10/10/2008	58,500	7	0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	119.000	01/09/2009	50,000	6	5
Call - OTC U.S. Treasury Note 4.250% due 11/15/2013	119.000	12/12/2008	58,800	7	2
Call - OTC U.S. Treasury Note 4.250% due 11/15/2014	124.000	01/09/2009	2,000	0	0
Call - OTC U.S. Treasury Note 4.500% due 03/15/2012	114.500	01/09/2009	2,400	0	0
Call - OTC U.S. Treasury Note 4.625% due 07/31/2012	116.000	10/17/2008	15,000	2	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	70.000	10/07/2008	12,000	1	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	73.000	10/07/2008	20,000	2	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	56,000	7	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	220,200	25	1
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	50,000	6	1
Put - OTC Fannie Mae 6.500% due 12/01/2038	90.000	12/04/2008	75,000	9	7
Put - OTC Freddie Mac 5.500% due 10/01/2038	78.000	10/07/2008	15,500	2	0

94	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Options on Securities (Cont.)
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Freddie Mac 5.500% due 12/01/2038	$75.000	12/04/2008	$25,000	$3	$0
Put - OTC Ginnie Mae 6.000% due 10/01/2038	83.000	10/15/2008	20,000	2	0
Put - OTC Ginnie Mae 6.000% due 10/01/2038	85.000	10/15/2008	114,000	13	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	76.000	11/12/2008	9,000	1	0
Put - OTC Ginnie Mae 6.500% due 10/01/2038	91.000	10/15/2008	18,000	2	1
Put - OTC Ginnie Mae 6.500% due 11/01/2038	72.000	11/12/2008	27,000	3	5
Put - OTC Ginnie Mae 6.500% due 12/01/2038	86.000	12/11/2008	117,000	14	30

				$163	$53

(k)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	9,200	$210	$18
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		36,100	480	875
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		36,100	480	127
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		55,900	822	753
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$35,000	514	703
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		3,600	79	80
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		13,700	344	281
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		13,300	435	371
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		18,300	495	1,096
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		23,500	309	978
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		23,500	424	178
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		7,800	257	217
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		45,500	1,233	2,726
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		82,700	2,782	3,627
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		16,500	545	460
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		340,700	8,173	8,014
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		39,000	1,312	1,087
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009		38,600	1,182	1,241
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		17,000	471	1,019
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		27,200	790	1,438

								$21,337	$25,289

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC EUR versus USD		$1.390	10/07/2008	EUR	15,672	$135	$156
Put - OTC GBP versus USD		1.710	10/10/2008	GBP	24,290	239	87
Call - OTC USD versus JPY	JPY	104.000	03/17/2010		$1,200	63	50
Put - OTC USD versus JPY		104.000	03/17/2010		1,200	63	75

						$500	$368

Options on Securities
Description		Strike Price	Expiration Date	Notional Amount		Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038		$96.922	10/24/2008		$63,000	$532	$141
Put - OTC Fannie Mae 5.500% due 11/01/2038		97.797	10/24/2008		27,000	181	99
Put - OTC Fannie Mae 5.500% due 11/01/2038		98.344	10/24/2008		10,000	63	0
Put - OTC Fannie Mae 6.000% due 11/01/2038		99.406	10/24/2008		34,000	197	66

						$973	$306

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	5,415	$994,300	AUD	50,600	EUR	93,900	GBP	15,200	$23,089
Sales	8,866	522,800		0		109,008		24,290	13,174
Closing Buys	(9,796)	(618,000)		(50,600)		(49,936)		(15,200)	(11,192)
Expirations	(4,485)	(16,800)		0		0		0	(2,261)
Exercised	0	0		0		0		0	0

Balance at 09/30/2008	0	$882,300	AUD	0	EUR	152,972	GBP	24,290	$22,810

See Accompanying Notes	Semiannual Report	September 30, 2008	95

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	3.277%	05/25/2037	03/26/2008	$1,104	$1,131	0.04%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	4,331	3,711	0.14%

				$5,435	$4,842	0.18%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$7,000	$6,887	$6,973
Fannie Mae	5.500%	11/01/2038	22,000	21,543	21,873
Fannie Mae	6.000%	10/01/2038	21,000	21,229	21,253
Fannie Mae	6.500%	10/01/2038	7,600	7,778	7,789
Freddie Mac	6.000%	10/01/2038	1,700	1,717	1,719
U.S. Treasury Bonds	5.000%	05/15/2037	10,500	11,847	11,860
U.S. Treasury Bonds	6.250%	08/15/2023	1,900	2,336	2,296
U.S. Treasury Notes	2.500%	03/31/2013	6,000	5,892	5,910
U.S. Treasury Notes	3.000%	02/15/2009	100	100	101
U.S. Treasury Notes	3.250%	12/31/2009	80,700	81,965	82,781
U.S. Treasury Notes	3.500%	02/15/2018	6,740	6,569	6,644
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,823	5,893
U.S. Treasury Notes	4.250%	08/15/2013	108,500	114,627	115,958
U.S. Treasury Notes	4.250%	11/15/2013	58,850	62,069	63,523
U.S. Treasury Notes	4.500%	03/31/2012	2,400	2,550	2,559
U.S. Treasury Notes	5.125%	05/15/2016	11,800	13,062	13,222

				$365,994	$370,354

(6)	Market value includes $2,923 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	38,915	04/2009	$0	$(200)	$(200)
Buy	AUD	BCLY	25,006	10/2008	0	(359)	(359)
Buy		DUB	4,230	10/2008	0	(26)	(26)
Buy		UBS	11,853	10/2008	0	(77)	(77)
Sell		UBS	68,712	10/2008	4,732	0	4,732
Buy	BRL	BCLY	8,680	10/2008	0	(93)	(93)
Sell		BCLY	8,680	10/2008	251	0	251
Buy		BCLY	8,680	12/2008	0	(252)	(252)
Sell		CITI	2,468	12/2008	78	0	78
Buy		HSBC	6,043	12/2008	0	(31)	(31)
Sell		HSBC	21,221	12/2008	365	0	365
Buy		JPM	5,711	12/2008	0	(30)	(30)
Sell		JPM	14,172	12/2008	279	0	279
Buy		MSC	73,399	12/2008	0	(2,558)	(2,558)
Sell		MSC	32,877	12/2008	1,048	0	1,048
Buy		RBC	404	12/2008	0	(9)	(9)
Sell		UBS	23,498	12/2008	554	0	554
Sell		RBC	404	06/2009	10	0	10
Buy	CAD	RBC	25,000	10/2008	0	(666)	(666)
Sell		RBC	15,321	10/2008	162	0	162
Buy	CLP	MSC	479,200	12/2008	0	(125)	(125)
Buy	CNY	BCLY	58,031	11/2008	0	(98)	(98)
Buy		BCLY	93,858	05/2009	0	(841)	(841)
Buy		CITI	139,089	05/2009	0	(1,226)	(1,226)
Buy		HSBC	32,333	05/2009	0	(215)	(215)
Sell		HSBC	45,843	05/2009	157	0	157
Buy		JPM	60,488	05/2009	0	(486)	(486)
Buy		MSC	28,011	05/2009	0	(231)	(231)
Buy		BCLY	4,341	07/2009	0	(50)	(50)
Buy		DUB	65,957	07/2009	0	(729)	(729)
Buy		HSBC	20,656	07/2009	0	(227)	(227)
Buy		JPM	27,196	07/2009	0	(299)	(299)
Buy		BCLY	27,062	05/2010	0	(477)	(477)
Buy		MLP	30,492	05/2010	0	(521)	(521)
Buy	DKK	RBS	75,529	10/2008	0	(339)	(339)
Sell		MSC	13,791	12/2008	52	0	52
Buy	EUR	BCLY	624	10/2008	0	(35)	(35)

96	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BCLY	5,708	10/2008	$396	$0	$396
Sell		BOA	25,228	10/2008	1,516	0	1,516
Buy		CITI	717,243	10/2008	2,336	0	2,336
Sell		CITI	717,243	10/2008	0	(2,825)	(2,825)
Buy		UBS	758,890	10/2008	0	(42,316)	(42,316)
Sell		UBS	3,639	10/2008	213	0	213
Sell		HSBC	8,273	11/2008	94	0	94
Sell	GBP	CITI	10,079	10/2008	367	0	367
Buy		HSBC	3,540	10/2008	0	(256)	(256)
Sell		JPM	3,022	10/2008	91	0	91
Buy		MSC	1,060	10/2008	0	(75)	(75)
Buy		UBS	665	10/2008	0	(53)	(53)
Sell		UBS	9,854	10/2008	780	0	780
Buy		UBS	111,070	11/2008	0	(3,830)	(3,830)
Buy	INR	BCLY	148,005	11/2008	0	(308)	(308)
Sell		BCLY	150,605	11/2008	185	0	185
Buy		DUB	97,674	11/2008	0	(326)	(326)
Sell		DUB	163,467	11/2008	210	0	210
Buy		HSBC	247,598	11/2008	0	(834)	(834)
Buy		JPM	392,557	11/2008	0	(1,234)	(1,234)
Sell		JPM	490,310	11/2008	660	0	660
Buy	JPY	BCLY	112,559,000	10/2008	0	(1,427)	(1,427)
Sell		BOA	1,212,000	10/2008	0	(67)	(67)
Sell		CITI	527,489	10/2008	1	0	1
Sell		CSFB	118,395	10/2008	0	(8)	(8)
Buy		DUB	201,951,000	10/2008	36,015	0	36,015
Sell		HSBC	2,346,631	10/2008	285	0	285
Sell		MSC	102,484,000	10/2008	0	(26,004)	(26,004)
Sell		UBS	6,456,369	10/2008	554	0	554
Buy		BCLY	8,570,162	11/2008	0	(154)	(154)
Sell		BCLY	112,559,000	11/2008	2,028	0	2,028
Sell	KRW	MLP	346,392	11/2008	18	0	18
Sell		BCLY	831,198	02/2009	97	0	97
Buy		MLP	1,034,959	02/2009	0	(150)	(150)
Buy	MXN	BCLY	340	11/2008	0	(2)	(2)
Sell		CITI	2,744	11/2008	8	0	8
Buy		HSBC	224	11/2008	0	(1)	(1)
Buy		JPM	224	11/2008	0	(1)	(1)
Buy		RBC	1,956	11/2008	0	(7)	(7)
Buy		CITI	2,744	05/2009	0	(7)	(7)
Buy	MYR	BCLY	42,848	11/2008	0	(1,206)	(1,206)
Sell		BCLY	47,258	11/2008	190	(35)	155
Buy		CITI	67,270	11/2008	0	(1,941)	(1,941)
Buy		DUB	73,211	11/2008	0	(2,134)	(2,134)
Sell		HSBC	26,414	11/2008	25	0	25
Sell		JPM	25,044	11/2008	186	0	186
Sell		MLP	19,025	11/2008	0	(25)	(25)
Sell	NZD	BCLY	384	10/2008	12	0	12
Buy	PHP	HSBC	91,000	11/2008	0	(126)	(126)
Buy		JPM	90,700	11/2008	0	(110)	(110)
Buy		BCLY	21,000	02/2009	0	(22)	(22)
Buy		DUB	10,200	02/2009	0	(14)	(14)
Buy		HSBC	25,310	02/2009	0	(28)	(28)
Buy		JPM	35,580	02/2009	0	(28)	(28)
Buy		MLP	8,000	02/2009	0	(11)	(11)
Buy		MSC	28,300	02/2009	0	(32)	(32)
Buy		RBS	7,800	02/2009	0	(10)	(10)
Buy		LEH	5,300	12/2010	0	(6)	(6)
Sell		LEH	5,300	12/2010	0	(3)	(3)
Buy	PLN	HSBC	390	05/2009	0	(13)	(13)
Sell	RUB	DUB	447,293	11/2008	711	0	711
Buy		HSBC	173,136	11/2008	0	(244)	(244)
Sell		JPM	41,042	11/2008	78	0	78
Buy		UBS	332,538	05/2009	0	(1,048)	(1,048)
Buy	SAR	JPM	32,653	04/2009	0	(132)	(132)
Sell	SEK	RBS	230,180	10/2008	1,496	0	1,496
Buy	SGD	BCLY	129	10/2008	0	(4)	(4)
Buy		CSFB	574	10/2008	0	(18)	(18)
Buy		DUB	330	10/2008	0	(12)	(12)
Buy		JPM	2,120	10/2008	0	(72)	(72)
Buy		UBS	620	10/2008	0	(19)	(19)
Sell		UBS	3,773	10/2008	10	0	10
Buy		BCLY	1,001	11/2008	0	(33)	(33)
Sell		BCLY	15,291	11/2008	21	0	21
Buy		BOA	489	11/2008	0	(19)	(19)

See Accompanying Notes	Semiannual Report	September 30, 2008	97

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	CITI	1,798	11/2008	$0	$(26)	$(26)
Sell		DUB	6,002	11/2008	62	0	62
Buy		HSBC	2,405	11/2008	0	(94)	(94)
Buy		JPM	11,305	11/2008	0	(218)	(218)
Buy		UBS	4,262	11/2008	0	(31)	(31)
Buy	TWD	BCLY	33,004	02/2009	0	(49)	(49)
Buy		DUB	14,700	02/2009	0	(23)	(23)
Sell		HSBC	82,171	02/2009	83	0	83
Buy		MLP	23,500	02/2009	0	(32)	(32)
Buy		MSC	14,800	02/2009	0	(23)	(23)
Buy		UBS	7,500	02/2009	0	(12)	(12)
Buy	ZAR	UBS	8,983	12/2008	1	0	1
Sell		UBS	8,909	12/2008	36	0	36

					$56,453	$(97,938)	$(41,485)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$4,817,941	$54,623	$4,872,564
Short Sales, at value	0	(367,431)	0	(367,431)
Other Financial Instruments ++	(7,192)	(37,544)	(4,530)	(49,266)

Total	$(7,192)	$4,412,966	$50,093	$4,455,867

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$50,254	$54,853	$63	$30	$(29,920)	$(20,657)	$54,623
Other Financial Instruments ++	(789)	0	0	0	(2,451)	(1,290)	(4,530)

Total	$49,465	$54,853	$63	$30	$(32,371)	$(21,947)	$50,093

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

98	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%

Mizuho Finance Aruba AEC
2.580% due 12/31/2049	JPY	500,000	$4,749

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,896

Total Aruba (Cost $6,101)			6,645

AUSTRALIA 2.0%

Medallion Trust
2.941% due 05/25/2035		$2,798	2,646

National Australia Bank Ltd.
3.252% due 06/19/2017		500	446
3.999% due 06/29/2016		5,600	5,090

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	2,657

Puma Finance Ltd.
2.881% due 02/21/2038		$4,671	4,432
7.510% due 07/12/2036	AUD	2,326	1,812
7.520% due 08/22/2037		4,878	3,716

Queensland Treasury Corp.
6.000% due 06/14/2011		30,000	23,839

Seven Media Group
9.485% due 02/07/2013		6,095	4,191
10.447% due 02/07/2013		191	131
10.510% due 02/07/2013		1,524	1,048

Superannuation Members Home Loans Global Fund
2.954% due 03/09/2036		$7,933	7,551

Torrens Trust
7.873% due 10/19/2038	AUD	12,003	9,309

Total Australia (Cost $73,866)			66,868

CANADA 3.6%

Agrium, Inc.
6.750% due 01/15/2019		$5,000	4,909

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	17,362

Canada Housing Trust No. 1
3.550% due 09/15/2013		14,500	13,429
4.550% due 12/15/2012		33,200	32,120

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,633

Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	5,911

Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,545

Province of Ontario Canada
4.700% due 06/02/2037		10,300	9,177
6.200% due 06/02/2031		2,200	2,344

Province of Quebec Canada
5.000% due 12/01/2038		9,900	9,015
5.750% due 12/01/2036		2,600	2,620

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	1,946

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	3,900	5,130

Total Canada (Cost $124,173)			119,141

CAYMAN ISLANDS 1.5%

Foundation Re II Ltd.
9.557% due 11/26/2010		$1,650	1,640

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Green Valley Ltd.
8.562% due 01/10/2011	EUR	2,400	$3,370

Longpoint Re Ltd.
8.069% due 05/08/2010		$2,900	2,951

Mizuho Finance Cayman Ltd.
1.835% due 09/28/2049	JPY	400,000	3,761
2.394% due 12/31/2049		300,000	2,844

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$4,300	3,698

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	8,105

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	3,057

Mystic Re Ltd.
9.111% due 12/05/2008		$750	750

Pylon Ltd.
8.869% due 12/29/2008	EUR	1,350	1,887

Residential Reinsurance 2007 Ltd.
10.561% due 06/07/2010		$6,300	6,332

SHL Corp. Ltd.
1.600% due 12/25/2024	JPY	3,063	28

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	4,314

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,812

Vita Capital III Ltd.
3.891% due 01/01/2011		$4,000	3,874

Total Cayman Islands (Cost $54,840)			49,423

DENMARK 0.6%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	721	136

Nykredit Realkredit A/S
5.000% due 10/01/2038		11,995	2,014
6.000% due 10/01/2029		1,322	251

Realkredit Danmark A/S
5.000% due 10/01/2038		97,839	16,805

Total Denmark (Cost $19,141)			19,206

FRANCE 2.4%

AUTO Asset-Backed Securities
5.073% due 02/25/2019	EUR	300	407

AXA S.A.
3.750% due 01/01/2017		828	1,329

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		5,500	7,640

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,500	5,979

CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	7,346

Credit Agricole S.A.
2.809% due 05/28/2009		$2,700	2,689
6.637% due 05/29/2049		6,400	4,319

France Government Bond
4.000% due 04/25/2009	EUR	5,000	7,056
4.000% due 10/25/2038		4,400	5,470
4.000% due 04/25/2055		1,100	1,339
4.750% due 04/25/2035		2,200	3,092
5.750% due 10/25/2032		11,100	17,753
6.000% due 10/25/2025		3,400	5,515

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Societe Generale
5.922% due 04/29/2049		$2,000	$1,643

Vivendi
5.750% due 04/04/2013		7,000	6,850

Total France (Cost $85,918)			78,427

GERMANY 12.1%

Deutsche Bank AG
4.875% due 05/20/2013		$6,100	5,833
5.375% due 10/12/2012		6,200	5,979
6.000% due 09/01/2017		5,700	5,394

Driver One GmbH
4.683% due 10/21/2015	EUR	100	136

Republic of Germany
3.750% due 01/04/2017		11,300	15,646
4.000% due 01/04/2037		3,900	4,973
4.250% due 07/04/2039		6,600	8,767
4.750% due 07/04/2034		7,300	10,425
5.500% due 01/04/2031		26,450	41,364
5.625% due 01/04/2028		26,770	42,248
6.250% due 01/04/2024		25,400	42,442
6.250% due 01/04/2030		27,112	46,032
6.500% due 07/04/2027		95,560	165,587

Total Germany (Cost $403,983)			394,826

ICELAND 0.1%

Glitnir Banki HF
3.255% due 01/18/2012		$3,700	2,818

Landsbanki Islands HF
3.511% due 08/25/2009		2,400	2,072

Total Iceland (Cost $6,116)			4,890

IRELAND 1.0%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,000	2,831

Celtic Residential Irish Mortgage Securitisation
4.745% due 06/13/2035		1,252	1,601

Immeo Residential Finance PLC
5.118% due 12/15/2016		4,341	5,439

Ireland Government Bond
4.400% due 06/18/2019		11,300	15,514

Osiris Capital PLC
7.791% due 01/15/2010		$1,000	1,006

SC Germany Auto
4.585% due 08/11/2015	EUR	3,466	4,820

Total Ireland (Cost $34,086)			31,211

ITALY 0.6%

IntesaBci Sec 2 SRL
5.245% due 08/28/2023	EUR	4,247	5,811

Italy Buoni Poliennali Del Tesoro
4.250% due 04/15/2013		5,000	6,973
4.250% due 02/01/2015		1,800	2,497

Locat Securitisation Vehicle SRL
5.119% due 12/12/2028		100	132

Siena Mortgages SpA
5.188% due 12/16/2038		987	1,339

See Accompanying Notes	Semiannual Report	September 30, 2008	99

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vela Home SRL
5.241% due 10/24/2027	EUR	2,168	$2,986

Total Italy (Cost $20,504)			19,738

JAPAN 29.4%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015		300	397

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,296

Japan Government Bond
0.900% due 12/20/2012	JPY	3,420,000	32,037
1.100% due 09/20/2012		17,450,000	165,006
1.200% due 03/20/2012		5,690,000	53,996
1.500% due 12/20/2017		15,960,000	151,721
1.800% due 06/20/2017		8,990,000	87,717
2.300% due 06/20/2035		7,380,000	69,404
2.400% due 03/20/2034		2,470,000	23,725
2.500% due 09/20/2035		3,150,000	30,854
2.500% due 09/20/2036		2,150,000	21,017
2.500% due 09/20/2037		1,940,000	19,009

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,105,920	9,774
1.000% due 06/10/2016		3,549,960	31,674
1.100% due 12/10/2016		6,199,880	55,488
1.200% due 03/10/2017		51,100	460
1.200% due 06/10/2017		10,391,740	93,056
1.200% due 12/10/2017		4,809,670	42,957
1.400% due 06/10/2018		5,273,040	47,767

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	4,196

Sumitomo Mitsui Banking Corp.
1.718% due 12/31/2049	JPY	400,000	3,765
1.762% due 12/31/2049		100,000	942
1.844% due 12/01/2049		600,000	5,669
5.625% due 07/29/2049		$1,300	1,039

Total Japan (Cost $945,404)			958,966

JERSEY, CHANNEL ISLANDS 0.1%

Haus Ltd.
4.815% due 12/10/2037	EUR	980	1,356

Lloyds TSB Capital
7.375% due 12/29/2049		500	607

Total Jersey, Channel Islands (Cost $1,393)			1,963

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,683

Total Liberia (Cost $1,750)			1,683

LUXEMBOURG 0.5%

Covidien International Finance S.A.
6.000% due 10/15/2017		$4,100	4,055

Silver Arrow S.A.
4.585% due 08/15/2014	EUR	289	405

Tyco Electronics Group S.A.
6.550% due 10/01/2017		$13,000	12,522

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008		900	900

Total Luxembourg (Cost $18,844)			17,882

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEXICO 0.1%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$3,200	$2,971

Total Mexico (Cost $3,200)			2,971

NETHERLANDS 1.7%

Atomium Mortgage Finance BV
5.216% due 07/01/2034	EUR	376	528

Beluga Master Issuer BV
5.052% due 10/28/2096		100	138

Delphinus BV
5.243% due 04/25/2093		1,500	2,089

Deutsche Telekom International Finance BV
6.750% due 08/20/2018		$12,500	11,598
8.750% due 06/15/2030		1,900	1,838

Dutch Mortgage Portfolio Loans BV
5.213% due 11/20/2035	EUR	850	1,159

Dutch Mortgage-Backed Securities BV
5.208% due 11/02/2035		89	125
5.227% due 10/02/2079		2,259	3,137

Generali Finance BV
5.479% due 02/28/2049		2,300	2,300

Holland Euro-Denominated Mortgage-Backed Series
5.227% due 04/18/2012		504	707

Netherlands Government Bond
4.000% due 01/15/2037		1,000	1,252

Rabobank Nederland NV
3.209% due 05/19/2010		$26,900	26,838

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009		4,400	4,396

Total Netherlands (Cost $57,588)			56,105

NETHERLANDS ANTILLES 0.1%

BTMU Curacao Holdings
1.470% due 12/31/2049	JPY	200,000	1,885

Total Netherlands Antilles (Cost $1,703)			1,885

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$11,600	11,526

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	1,823

Total New Zealand (Cost $12,829)			13,349

NORWAY 0.3%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	6,100	8,494

Total Norway (Cost $9,386)			8,494

RUSSIA 0.4%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	746
7.343% due 04/11/2013		$3,100	2,821
8.146% due 04/11/2018		3,700	3,256

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		4,034	3,812

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

VTB Capital S.A.
6.875% due 12/11/2008		$1,400	$1,392

Total Russia (Cost $13,079)			12,027

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	5,561

Total South Korea (Cost $6,466)			5,561

SPAIN 1.0%

Bankinter S.A.
5.000% due 05/14/2010	EUR	17,000	23,703

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$6,700	6,252

Spain Government Bond
4.200% due 07/30/2013	EUR	600	842
4.200% due 01/31/2037		2,300	2,860

Total Spain (Cost $37,020)			33,657

SUPRANATIONAL 0.0%

European Investment Bank
6.250% due 04/15/2014	GBP	500	944

Total Supranational (Cost $1,054)			944

SWEDEN 1.7%

Stadshypotek AB
6.000% due 06/15/2011	SEK	10,000	1,487

Swedbank Hypotek AB
4.000% due 06/15/2011		396,000	54,816

Total Sweden (Cost $58,854)			56,303

SWITZERLAND 1.8%

Credit Suisse New York
5.000% due 05/15/2013		$23,800	22,077

UBS AG
3.714% due 05/05/2010		16,200	16,138
3.982% due 06/19/2010		10,400	10,382
5.875% due 12/20/2017		6,000	5,337
7.152% due 12/29/2049	EUR	4,100	3,803

Total Switzerland (Cost $62,375)			57,737

TUNISIA 0.2%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,203

Total Tunisia (Cost $5,567)			5,203

UNITED KINGDOM 4.8%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	11,200	14,351

Barclays Bank PLC
6.050% due 12/04/2017		$19,650	18,307
7.434% due 09/29/2049		3,300	2,690
7.700% due 04/29/2049		5,500	4,847

Bauhaus Securities Ltd.
5.282% due 10/30/2052	EUR	1,785	2,441

100	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HBOS PLC
5.920% due 09/29/2049		$14,000	$8,263
6.750% due 05/21/2018		7,100	5,959

HSBC Holdings PLC
6.500% due 05/02/2036		12,400	10,276

National Grid PLC
4.980% due 06/22/2011 (l)	CAD	4,900	4,618

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		$2,500	2,505

Permanent Financing PLC
5.089% due 09/10/2032	EUR	100	134

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		4,300	3,915

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,321

TI Group PLC
7.875% due 07/12/2010	GBP	7,000	12,745

United Kingdom Gilt
4.250% due 06/07/2032		18,200	30,542
4.500% due 12/07/2042		3,500	6,193
8.000% due 09/27/2013		14,100	29,229

Total United Kingdom (Cost $175,985)			158,336

UNITED STATES 90.7%

ASSET-BACKED SECURITIES 5.1%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$4,156	3,958

ACE Securities Corp.
3.257% due 07/25/2036		31	30
3.257% due 08/25/2036		20	19

AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009		2,330	2,318

Amortizing Residential Collateral Trust
3.497% due 07/25/2032		37	26

Amresco Residential Securities Mortgage Loan Trust
4.147% due 06/25/2029		221	198

BA Credit Card Trust
2.688% due 01/15/2013		300	292
3.068% due 04/15/2013		600	587
3.688% due 12/16/2013		8,200	8,060

Bank One Issuance Trust
3.450% due 10/17/2011		100	100

Bear Stearns Asset-Backed Securities Trust
3.277% due 12/25/2036		108	99
3.287% due 10/25/2036		92	78
3.607% due 10/27/2032		159	130
3.867% due 10/25/2032		89	79
4.207% due 08/25/2037		178	145

Carrington Mortgage Loan Trust
3.257% due 01/25/2037		85	81

Chase Issuance Trust
2.478% due 07/15/2011		200	199
2.488% due 04/16/2012		300	293
2.498% due 02/15/2011		5,000	4,991
2.508% due 03/15/2013		5,000	4,821
2.738% due 09/15/2011		300	297
4.319% due 09/15/2015		26,700	26,633

Citibank Credit Card Issuance Trust
2.801% due 05/21/2012		100	97

Citibank Omni Master Trust
4.188% due 03/20/2013		16,600	16,567

Citicorp Residential Mortgage Securities, Inc.
3.297% due 03/25/2037		4,026	3,937

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	$486	$450
6.681% due 12/01/2033	418	401

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	16	16
3.257% due 06/25/2037	99	96
3.267% due 09/25/2046	19	19
3.287% due 06/25/2037	104	100
3.307% due 09/25/2047	8,009	7,557
3.317% due 10/25/2046	117	114
3.387% due 09/25/2036	140	129
3.547% due 12/25/2036	1,273	915

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	101	97

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	83	68

First Alliance Mortgage Loan Trust
3.418% due 12/20/2027	16	12

First Franklin Mortgage Loan Asset-Backed Certificates
3.237% due 07/25/2036	6	6
3.277% due 12/25/2037	86	83

Ford Credit Auto Owner Trust
2.776% due 06/15/2009	10,195	10,181
3.388% due 01/15/2011	14,100	13,953
3.908% due 06/15/2012	9,500	9,259

Fremont Home Loan Trust
3.257% due 10/25/2036	74	71
3.267% due 01/25/2037	111	105
3.317% due 02/25/2036	178	170

JPMorgan Mortgage Acquisition Corp.
3.257% due 10/25/2036	96	91
3.317% due 08/25/2036	200	139

Lehman XS Trust
3.287% due 08/25/2046	63	62

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	12	10

MBNA Master Credit Card Trust
5.900% due 08/15/2011	100	101

Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037	61	58
3.257% due 05/25/2037	41	41
3.267% due 04/25/2037	20	20
3.277% due 08/25/2036	34	33

Mesa Trust Asset-Backed Certificates
3.607% due 12/25/2031	362	302

Nationstar Home Equity Loan Trust
3.327% due 04/25/2037	62	60

Nelnet Student Loan Trust
3.330% due 04/27/2015	100	100

New Century Home Equity Loan Trust
3.277% due 08/25/2036	12	12

Residential Asset Mortgage Products, Inc.
3.277% due 02/25/2037	89	84
3.767% due 06/25/2032	10	8

Residential Asset Securities Corp.
3.277% due 02/25/2037	106	100
3.707% due 07/25/2032	244	193

Securitized Asset-Backed Receivables LLC Trust
3.337% due 05/25/2037	137	120

SLC Student Loan Trust
2.784% due 02/15/2015	225	224
3.269% due 06/15/2017	100	97

SLM Student Loan Trust
2.780% due 04/25/2014	157	156
2.790% due 07/25/2013	85	85

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.790% due 10/27/2014		$2,866	$2,838
2.800% due 10/25/2013		292	291
2.800% due 07/25/2017		200	190
3.019% due 12/17/2018		26	25
3.364% due 10/25/2017		9,100	8,841
3.600% due 10/25/2013		100	100
4.173% due 04/25/2023		31,200	31,317

Soundview Home Equity Loan Trust
3.287% due 01/25/2037		60	59

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		55	54
3.437% due 10/25/2035		2,742	2,656

			166,304

BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.820% due 08/03/2012		18,315	12,440

Ford Motor Co.
5.490% due 12/16/2013		2,161	1,430

Georgia-Pacific Corp.
4.219% due 12/20/2012		289	256
4.551% due 12/20/2012		351	311
4.567% due 12/20/2012		4,048	3,587

HCA, Inc.
6.012% due 11/18/2013		4,728	4,158

MGM Mirage
3.409% due 10/03/2011		200	179
3.418% due 10/03/2011		100	90
3.437% due 10/03/2011		120	108
3.671% due 10/03/2011		300	259
3.737% due 10/03/2011		100	86
3.805% due 10/03/2011		80	57
4.010% due 10/03/2011		100	86

NRG Energy, Inc.
5.262% due 02/01/2013		943	833

Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014		283	240
6.302% due 10/10/2014		2,672	2,264
7.262% due 10/10/2014		30	25

			26,409

CORPORATE BONDS & NOTES 23.9%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,376

Allstate Life Global Funding II
3.461% due 05/21/2010		19,300	19,206

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,700	5,508

American Express Bank FSB
2.637% due 06/12/2012		3,400	3,068
3.489% due 04/26/2010		13,300	12,348
5.500% due 04/16/2013		5,700	5,222

American Express Co.
7.000% due 03/19/2018		13,900	12,288

American Express Credit Corp.
5.109% due 05/27/2010		200	188
5.875% due 05/02/2013		4,500	4,151

American International Group, Inc.
2.895% due 10/18/2011		5,000	2,970
4.875% due 03/15/2067	EUR	5,500	1,355
5.850% due 01/16/2018		$6,400	3,217
8.000% due 05/22/2038	EUR	15,600	4,173
8.175% due 05/15/2058		$14,900	2,387
8.250% due 08/15/2018		3,400	1,978

Amgen, Inc.
2.889% due 11/28/2008		1,350	1,346

See Accompanying Notes	Semiannual Report	September 30, 2008	101

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Anadarko Petroleum Corp.
6.125% due 03/15/2012		$2,600	$2,640

AT&T, Inc.
3.014% due 11/14/2008		500	499
5.500% due 02/01/2018		16,200	14,442
6.300% due 01/15/2038		11,100	9,197

AutoZone, Inc.
5.875% due 10/15/2012		2,000	1,966
6.500% due 01/15/2014		1,000	990

Avnet, Inc.
6.625% due 09/15/2016		1,700	1,658

Bank of America Corp.
2.918% due 11/06/2009		7,500	7,335
4.750% due 05/23/2017	EUR	12,700	15,958
5.650% due 05/01/2018		$5,000	4,219
8.125% due 12/29/2049		12,600	10,196

Bank of America N.A.
3.404% due 05/12/2010		5,400	5,332

Bear Stearns Cos. LLC
6.950% due 08/10/2012		13,600	13,750
7.250% due 02/01/2018		7,000	6,748

BellSouth Corp.
5.200% due 09/15/2014		3,000	2,816

Black & Decker Corp.
5.750% due 11/15/2016		3,000	2,726

Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,106

Brunswick Corp.
9.750% due 08/15/2013		3,000	3,068

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,669	2,561

Cardinal Health, Inc.
6.000% due 06/15/2017		5,000	4,692

Charter One Bank N.A.
2.845% due 04/24/2009		13,550	13,522

CIT Group, Inc.
2.927% due 08/17/2009		7,800	6,277

Citigroup Capital XXI
8.300% due 12/21/2077		18,600	13,863

Citigroup Funding, Inc.
3.852% due 05/07/2010		7,200	6,793

Citigroup, Inc.
5.500% due 04/11/2013		10,200	8,912
6.000% due 08/15/2017		7,000	5,940
6.125% due 05/15/2018		21,000	17,418
8.400% due 04/29/2049		3,500	2,387

CNA Financial Corp.
5.850% due 12/15/2014		3,000	2,810
6.000% due 08/15/2011		3,600	3,595

Computer Sciences Corp.
6.500% due 03/15/2018		6,000	5,773

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		2,500	2,376

Constellation Energy Group, Inc.
7.000% due 04/01/2012		5,300	5,356

Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,444

CSX Corp.
6.750% due 03/15/2011		2,500	2,557

CVS Caremark Corp.
5.750% due 08/15/2011		900	915

Daimler Finance North America LLC
3.169% due 03/13/2009		6,600	6,576
4.875% due 06/15/2010		1,000	996
5.750% due 09/08/2011		1,500	1,484

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Dominion Resources, Inc.
5.600% due 11/15/2016		$2,000	$1,857

Duke Energy Carolinas LLC
6.050% due 04/15/2038		2,800	2,536

EchoStar DBS Corp.
5.750% due 10/01/2008		410	410
6.375% due 10/01/2011		400	369

Exelon Corp.
6.750% due 05/01/2011		900	907

FirstEnergy Corp.
6.450% due 11/15/2011		6,500	6,535

Fortune Brands, Inc.
5.375% due 01/15/2016		7,400	6,730

GATX Financial Corp.
5.125% due 04/15/2010		500	504

General Electric Capital Corp.
3.712% due 05/22/2013		7,100	6,783
4.625% due 09/15/2066	EUR	700	594
5.875% due 01/14/2038		$2,000	1,475
6.375% due 11/15/2067		7,900	6,399

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	520,000	4,538

GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013		$12,200	11,989

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	2,105

Goldman Sachs Group, Inc.
3.654% due 03/22/2016		$2,900	1,730
5.375% due 02/15/2013	EUR	2,000	2,350
6.150% due 04/01/2018		$4,500	3,748
6.250% due 09/01/2017		700	587
6.750% due 10/01/2037		3,300	2,204

HCP, Inc.
5.650% due 12/15/2013		6,000	5,289
5.950% due 09/15/2011		1,000	946

Home Depot, Inc.
5.250% due 12/16/2013		4,000	3,688

Humana, Inc.
6.300% due 08/01/2018		6,300	5,578

International Business Machines Corp.
3.375% due 07/28/2011		2,900	2,899

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,149
5.400% due 02/15/2012		2,700	2,004
6.625% due 11/15/2013		7,000	4,295

International Paper Co.
7.950% due 06/15/2018		3,000	2,953

JPMorgan & Co., Inc. CPI Linked Bond
3.574% due 02/15/2012		4,670	4,670

JPMorgan Chase & Co.
2.537% due 05/07/2010		8,900	8,806
6.000% due 01/15/2018		10,000	9,134

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,500	2,542
6.000% due 10/01/2017		$7,400	6,794

JPMorgan Chase Capital XX
6.550% due 09/29/2036		4,800	3,531

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,175

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		3,000	2,677
6.950% due 01/15/2038		9,000	7,718

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		15,400	2,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.625% due 01/24/2013 (a)	$6,800	$884
6.875% due 05/02/2018 (a)	7,000	910

Lennar Corp.
5.950% due 10/17/2011	900	734

Loews Corp.
5.250% due 03/15/2016	1,200	1,157

Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009	900	880
5.875% due 01/15/2013	4,000	3,628

Marriott International, Inc.
6.375% due 06/15/2017	4,300	3,884

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	2,200	2,147

Masco Corp.
5.875% due 07/15/2012	1,000	956

Merrill Lynch & Co., Inc.
2.894% due 08/14/2009	3,800	3,666
3.310% due 03/23/2010	5,600	5,267
5.054% due 05/12/2010	22,200	21,423
6.875% due 04/25/2018	14,900	13,205

Metropolitan Life Global Funding I
5.125% due 04/10/2013	4,300	4,181

Morgan Stanley
2.852% due 05/07/2009	6,400	5,550
3.271% due 10/15/2015	5,100	2,786
4.904% due 05/14/2010	10,000	7,304
6.000% due 04/28/2015	42,500	28,953
6.250% due 08/28/2017	1,300	807
6.625% due 04/01/2018	12,100	8,020

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	1,910

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	6,400	6,403

Newell Rubbermaid, Inc.
5.500% due 04/15/2013	5,000	4,764

NGPL Pipe Co. LLC
7.768% due 12/15/2037	6,600	6,475

NiSource Finance Corp.
5.400% due 07/15/2014	1,200	1,102
6.400% due 03/15/2018	4,000	3,591

Omnicom Group, Inc.
5.900% due 04/15/2016	1,000	987

Pricoa Global Funding I
3.613% due 06/04/2010	28,300	28,172

Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,000	4,989

Prudential Financial, Inc.
6.625% due 12/01/2037	7,000	5,881

Qwest Communications International, Inc.
6.304% due 02/15/2009	200	198

Rabobank Capital Funding Trust
5.254% due 12/29/2049	3,900	3,365

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	1,200	1,176

Reynolds American, Inc.
3.519% due 06/15/2011	800	762
6.750% due 06/15/2017	700	655

Ryder System, Inc.
3.500% due 03/15/2009	900	896
6.000% due 03/01/2013	5,000	4,777

Sealed Air Corp.
5.625% due 07/15/2013	6,900	6,783

Sempra Energy
6.150% due 06/15/2018	8,000	7,388

102	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Simon Property Group LP
5.250% due 12/01/2016		$7,000	$5,980
5.625% due 08/15/2014		3,000	2,765

SLM Corp.
8.450% due 06/15/2018		7,000	4,765

Southwest Airlines Co.
6.500% due 03/01/2012		500	496

Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	4,628

Sprint Capital Corp.
8.750% due 03/15/2032		800	625

SUPERVALU, Inc.
7.500% due 11/15/2014		400	390

Time Warner, Inc.
3.034% due 11/13/2009		3,400	3,265

Travelers Cos., Inc.
5.750% due 12/15/2017		7,410	6,885

Tyco International Ltd.
7.000% due 12/15/2019		7,000	6,757

U.S. Bancorp
3.739% due 04/28/2009		8,200	8,156

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,446

UnitedHealth Group, Inc.
6.000% due 02/15/2018		$14,700	13,321
6.875% due 02/15/2038		1,800	1,586

Verizon Communications, Inc.
6.100% due 04/15/2018		2,000	1,849
6.400% due 02/15/2038		15,000	12,525

Viacom, Inc.
5.750% due 04/30/2011		6,100	5,929
6.250% due 04/30/2016		6,500	5,859

Wachovia Corp.
5.300% due 10/15/2011		3,500	2,924
5.500% due 05/01/2013		15,000	12,422

WEA Finance LLC
7.125% due 04/15/2018		7,000	6,299

Wells Fargo & Co.
4.375% due 01/31/2013		5,600	5,153

Wells Fargo Capital XIII
7.700% due 12/29/2049		7,200	6,283

Xerox Corp.
9.750% due 01/15/2009		2,600	2,643

			779,441

MORTGAGE-BACKED SECURITIES 9.4%

Adjustable Rate Mortgage Trust
5.139% due 09/25/2035		703	559

American Home Mortgage Assets
3.417% due 10/25/2046		2,254	879
3.437% due 09/25/2046		752	294
3.555% due 02/25/2047		9,071	4,562
3.775% due 11/25/2046		13,546	6,820

Banc of America Funding Corp.
6.129% due 01/20/2047		893	606

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		4,339	3,933

BCAP LLC Trust
3.377% due 01/25/2037		10,983	6,780

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		13,409	12,607
4.150% due 08/25/2035		5,959	5,222
4.417% due 05/25/2034		1,500	1,384
4.476% due 02/25/2034		140	114

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.550% due 08/25/2035	$4,670	$4,466
4.630% due 05/25/2034	784	753
4.644% due 10/25/2033	912	878
4.772% due 11/25/2034	43	40

Bear Stearns Alt-A Trust
5.471% due 08/25/2036	1,600	884
5.504% due 09/25/2035	4,754	3,835
5.622% due 08/25/2036	55	33
5.787% due 11/25/2036	6,647	4,461
5.859% due 01/25/2036	186	125
5.891% due 02/25/2036	8,322	5,747
5.899% due 11/25/2036	1,585	979
6.250% due 08/25/2036	4,813	3,006

Bear Stearns Commercial Mortgage Securities
5.243% due 12/11/2038	500	394
5.700% due 06/11/2050	6,100	5,201

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	129	116

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	3,500	2,992

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,528	3,366
4.748% due 08/25/2035	3,366	3,203
4.900% due 10/25/2035	14,284	13,069
4.900% due 12/25/2035	643	613
5.947% due 03/25/2037	2,711	1,647
6.014% due 09/25/2037	4,509	3,154

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	12,800	10,713

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	2,839

Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	1,945	1,856

Countrywide Alternative Loan Trust
3.377% due 01/25/2037	1,600	736
3.382% due 12/20/2046	8,869	5,408
3.397% due 09/25/2046	2,891	1,603
3.398% due 03/20/2046	232	143
3.398% due 07/20/2046	2,310	1,426
3.417% due 07/25/2046	184	106
3.437% due 08/25/2046	637	261
3.487% due 02/25/2037	212	138
3.557% due 05/25/2037	1,502	858
4.355% due 11/25/2035	1,016	668
4.895% due 11/25/2035	852	569
5.250% due 06/25/2035	998	826
5.898% due 02/25/2037	781	545
6.000% due 01/25/2037	3,711	2,623
6.000% due 04/25/2037	1,997	1,250
6.250% due 08/25/2037	1,129	679

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	55	35
3.527% due 03/25/2035	54	30
4.723% due 08/25/2034	361	286
4.797% due 11/25/2034	1,315	1,156
5.431% due 02/25/2047	1,379	903
5.620% due 03/25/2037	1,323	938

CS First Boston Mortgage Securities Corp.
3.857% due 03/25/2034	1,299	1,152
4.557% due 08/25/2033	593	590
4.938% due 12/15/2040	336	332
5.077% due 07/25/2033	127	121
5.549% due 05/25/2032	56	55

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	84	79

Downey Savings & Loan Association Mortgage Loan Trust
3.350% due 07/19/2045	523	255

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	$175	$172
4.593% due 12/25/2033	770	724
5.357% due 08/25/2035	634	548

First Republic Mortgage Loan Trust
2.838% due 11/15/2031	167	147

GE Capital Commercial Mortgage Corp.
5.512% due 11/10/2045	3,300	3,034

GMAC Mortgage Corp. Loan Trust
4.282% due 06/25/2034	146	103
5.500% due 09/25/2034	2,646	2,621

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	125	108
3.387% due 01/25/2037	1,728	1,049
3.417% due 04/25/2036	1,463	907
3.477% due 11/25/2045	361	228

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	133	130

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	3,475

GSR Mortgage Loan Trust
4.496% due 03/25/2033	1,053	994
4.539% due 09/25/2035	3,007	2,574

Harborview Mortgage Loan Trust
3.210% due 07/19/2046	3,197	1,994
3.220% due 09/19/2037	1,081	659
3.220% due 01/19/2038	2,827	1,709
3.270% due 03/19/2037	125	77
5.145% due 07/19/2035	278	242
5.150% due 05/19/2033	1,347	1,267

Homebanc Mortgage Trust
5.909% due 04/25/2037	1,600	871

Impac CMB Trust
3.472% due 07/25/2033	153	137

Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	1,600	1,035

Indymac INDB Mortgage Loan Trust
3.507% due 11/25/2035	740	412

Indymac Index Mortgage Loan Trust
3.397% due 04/25/2037	460	179
3.397% due 09/25/2046	7,032	4,280
3.447% due 04/25/2037	475	273
3.457% due 02/25/2037	1,100	395
3.507% due 06/25/2037	1,328	708
5.048% due 12/25/2034	348	285

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,169	1,645
5.550% due 10/25/2036	2,672	2,092

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,484
6.465% due 11/15/2035	10,100	10,113

JPMorgan Mortgage Trust
4.376% due 11/25/2033	936	912
4.500% due 09/25/2034	87	83
5.021% due 02/25/2035	2,321	2,023

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	351	347

Lehman XS Trust
3.287% due 07/25/2046	24	24

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	5,381	3,403
3.507% due 05/25/2047	1,700	592
3.788% due 11/21/2034	201	191
4.128% due 07/25/2034	820	792

MASTR Alternative Loans Trust
3.607% due 03/25/2036	920	506

See Accompanying Notes	Semiannual Report	September 30, 2008	103

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset Securitization Trust
5.500% due 11/25/2017	$649	$630

Mellon Residential Funding Corp.
2.947% due 06/15/2030	193	172

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	2,700	2,262
5.414% due 07/12/2046	7,200	6,331
6.156% due 08/12/2049	6,000	5,225

Merrill Lynch Mortgage Investors, Inc.
3.457% due 08/25/2036	655	453
6.013% due 02/25/2033	367	358

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	391	298
4.352% due 10/25/2035	6,796	6,349

Morgan Stanley Capital I
5.544% due 11/12/2049	1,200	928
5.692% due 04/15/2049	1,100	937

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	3,005	1,714
3.387% due 06/25/2046	7,417	4,652
3.407% due 12/25/2046	1,400	564
3.417% due 04/25/2046	135	87
3.477% due 05/25/2046	1,200	502
3.512% due 09/25/2046	2,000	423

Residential Asset Securitization Trust
3.657% due 12/25/2036	855	467
5.750% due 02/25/2036	883	698
6.250% due 10/25/2036	1,000	556
6.500% due 08/25/2036	1,300	717

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	688	592
6.500% due 03/25/2032	264	250

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	2,300	2,131

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	630	542
4.590% due 04/25/2034	849	760
5.246% due 05/25/2036	1,600	725
5.429% due 09/25/2036	1,600	1,349

Structured Asset Mortgage Investments, Inc.
3.307% due 09/25/2047	144	138
3.397% due 06/25/2036	304	187
3.417% due 05/25/2046	1,543	948
3.427% due 09/25/2047	6,000	1,655
3.457% due 09/25/2047	413	160
3.467% due 05/25/2046	859	360
3.507% due 08/25/2036	1,800	637
3.517% due 12/25/2035	26	16
4.355% due 08/25/2047	4,070	2,292

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	70	66

Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	800	661

WaMu Mortgage Pass-Through Certificates
3.467% due 11/25/2045	1,123	713
3.517% due 01/25/2045	1,224	818
3.555% due 03/25/2047	4,049	2,134
3.595% due 01/25/2047	2,093	1,138
3.605% due 06/25/2047	903	391
3.615% due 04/25/2047	9,028	5,224
3.747% due 12/25/2027	3,759	3,239
3.835% due 06/25/2046	341	207
3.855% due 02/25/2046	356	213
3.948% due 02/27/2034	1,180	1,115
4.198% due 10/25/2046	145	94
4.274% due 05/25/2041	19	18
4.329% due 07/25/2046	189	140
4.559% due 06/25/2033	305	298
5.468% due 02/25/2037	2,452	2,062

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.613% due 12/25/2036	$9,408	$7,386
5.711% due 02/25/2037	9,055	6,686
5.868% due 02/25/2037	2,593	2,189

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.457% due 07/25/2046	198	83
3.615% due 04/25/2047	931	421
3.625% due 04/25/2047	1,328	566
3.695% due 05/25/2047	876	417
3.795% due 07/25/2046	1,493	816

Wells Fargo Mortgage-Backed Securities Trust
4.616% due 06/25/2035	14,528	13,313
4.706% due 12/25/2033	52	48
4.950% due 03/25/2036	10,843	9,593
5.774% due 04/25/2036	1,144	777

		307,336

MUNICIPAL BONDS & NOTES 1.0%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	10,600	8,832

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	4,100	3,755
5.000% due 06/01/2037	1,000	905
5.000% due 11/01/2037	700	633

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.136% due 01/01/2014	830	488

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	998

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,200	884

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,346

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	22

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,266

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,605	1,377

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	189

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	600	389

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	303
5.500% due 06/01/2017	600	614

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	1,555	1,557

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	104

Southern California State Metropolitan Water District Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	504

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2025	$8,300	$2,928

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,110	5,246

		34,340

	SHARES
PREFERRED STOCKS 0.2%

DG Funding Trust
5.051% due 12/31/2049	640	6,528

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 44.0%

Fannie Mae
3.327% due 03/25/2034	$220	213
3.507% due 03/25/2036	160	155
4.503% due 11/01/2034 (g)	6,903	6,959
4.942% due 12/01/2034 (g)	1,504	1,523
5.000% due 11/25/2032 - 11/01/2038	76,159	73,936
5.000% due 08/01/2035 - 03/01/2036 (g)	23,999	23,426
5.200% due 11/01/2015 (g)	16,772	16,572
5.270% due 12/01/2015	3,425	3,391
5.310% due 12/01/2010 (g)	21,846	22,051
5.370% due 12/01/2015	2,655	2,643
5.425% due 01/01/2016	2,903	2,897
5.500% due 01/01/2023 - 05/01/2048	207,265	206,511
5.500% due 11/01/2028 - 04/01/2038 (g)	254,725	253,976
5.565% due 08/01/2023	166	170
5.582% due 04/01/2032	90	92
5.825% due 01/01/2023	59	60
6.000% due 01/01/2029 - 07/25/2044	151,155	153,056
6.000% due 07/01/2034 - 11/01/2035 (g)	22,353	22,722
6.500% due 02/01/2026 - 10/01/2038	122,486	125,571
6.500% due 12/01/2034 - 02/01/2037 (g)	1,872	1,930
6.915% due 11/01/2022	18	18
7.000% due 08/01/2036	2,493	2,590
7.110% due 12/01/2030	18	18

Freddie Mac
2.718% due 02/15/2019	15,330	14,946
2.838% due 12/15/2030	876	863
2.888% due 11/15/2016 - 03/15/2017	321	319
4.278% due 10/25/2044	6,291	6,072
4.500% due 09/01/2013 - 01/15/2016	1,478	1,479
5.000% due 03/15/2016 - 08/15/2035	9,665	8,973
5.142% due 06/01/2022	277	282
5.278% due 09/01/2035	513	516
5.500% due 10/01/2038	102,000	101,347
6.000% due 12/01/2033	2,266	2,282
7.000% due 08/01/2036	724	754
9.050% due 06/15/2019	4	4

Ginnie Mae
5.125% due 11/20/2021 - 11/20/2030	262	265
5.375% due 05/20/2022 - 05/20/2030	1,093	1,108
5.625% due 07/20/2022 - 08/20/2027	583	590

104	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/20/2034 - 10/22/2038	$64,435	$65,211
6.000% due 09/20/2038 (g)	71,600	72,668
6.500% due 07/20/2038 - 10/22/2038	152,101	155,744
6.500% due 09/20/2038 (g)	62,300	63,870

Small Business Administration
5.600% due 03/01/2029	2,600	2,607
5.980% due 05/01/2022	4,500	4,600
6.344% due 08/01/2011	512	522
6.640% due 02/01/2011	207	212

Tennessee Valley Authority
5.880% due 04/01/2036	8,145	9,022
5.980% due 04/01/2036	1,855	2,082

		1,436,818

U.S. TREASURY OBLIGATIONS 6.3%

U.S. Treasury Notes
3.125% due 04/30/2013	17,400	17,528
4.250% due 08/15/2013	151,200	160,697
4.250% due 11/15/2014	25,100	26,659

		204,884

Total United States (Cost $3,165,234)		2,962,060

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 14.2%

CERTIFICATES OF DEPOSIT 1.4%

Unicredito Italiano NY
3.088% due 05/15/2009	$29,100	$29,100
3.088% due 05/18/2009	14,300	14,287

		43,387

COMMERCIAL PAPER 2.5%

Citibank N.A.
3.580% due 10/23/2008	18,000	17,960

Freddie Mac
2.500% due 11/24/2008	64,800	64,557

		82,517

REPURCHASE AGREEMENTS 4.8%

State Street Bank and Trust Co.
0.100% due 10/01/2008	47,230	47,230
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 0.000% due 10/01/2008 valued at $48,175. Repurchase proceeds are $47,230.)
1.000% due 10/01/2008	109,796	109,796
(Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $111,993. Repurchase proceeds are $109,799.)

		157,026

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BELGIUM TREASURY BILLS 1.0%
4.284% due 11/13/2008	EUR	24,000	$33,594

U.S. TREASURY BILLS 4.5%
1.235% due 10/16/2008 - 12/26/2008 (b)(c)(d)(e)(f)		$146,710	145,897

Total Short-Term Instruments (Cost $463,486)			462,421

PURCHASED OPTIONS (j) 0.7%
(Cost $18,748)			22,901

Total Investments 172.5% (Cost $5,888,693)			$5,630,823

Written Options (k) (0.7%) (Premiums $20,342)			(23,503)

Other Assets and Liabilities (Net) (71.8%)			(2,342,171)

Net Assets 100.0%			$3,265,149

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $34,055 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $60,448 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $7,344 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $1,094 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $328,640 at a weighted average interest rate of 2.452%. On September 30, 2008, securities valued at $435,474 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $29,254 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	585	$31
90-Day Euribor December Futures	Long	12/2009	219	139
90-Day Euribor December Futures Put Options Strike @EUR 93.250	Long	12/2008	57	(1)
90-Day Euribor June Futures	Long	06/2009	703	1,501
90-Day Euribor March Futures	Long	03/2009	2,419	3,879
90-Day Euribor March Futures Put Options Strike @EUR 95.250	Short	03/2009	869	37
90-Day Euribor September Futures	Long	09/2009	74	127
90-Day Eurodollar December Futures	Long	12/2008	1,499	(789)
90-Day Eurodollar December Futures	Long	12/2009	2,720	1,696
90-Day Eurodollar March Futures	Long	03/2009	2,129	(364)
90-Day Eurodollar March Futures	Long	03/2010	105	49
90-Day Eurodollar October Futures	Long	10/2008	313	(865)
Australia Government 3-Year Bond December Futures	Short	12/2008	423	(242)
Australia Government 10-Year Bond December Futures	Short	12/2008	385	(358)
Canada Government 10-Year Bond December Futures	Short	12/2008	73	114
Euro-Bobl December Futures	Short	12/2008	218	(217)
Euro-Bobl December Futures Call Options Strike @ EUR 116.000	Long	12/2008	530	38
Euro-Bobl December Futures Put Options Strike @ EUR 103.000	Long	12/2008	1,828	0
Euro-Bund 10-Year Bond December Futures	Long	12/2008	1,192	(273)
Euro-Schatz December Futures	Long	12/2008	389	329
Euro-Schatz December Futures Put Options Strike @ EUR 100.000	Long	12/2008	788	0
U.S. Treasury 2-Year Note December Futures	Long	12/2008	27	27
U.S. Treasury 5-Year Note December Futures	Short	12/2008	142	214
U.S. Treasury 10-Year Note December Futures	Long	12/2008	3,390	(6,389)

See Accompanying Notes	Semiannual Report	September 30, 2008	105

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	133	$15
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	618	213
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	10	4
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,094	510
United Kingdom Government 10-Year Bond December Futures	Long	12/2008	160	508

				$(67)

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	(0.390%)	06/20/2014	DUB	0.722%		$1,400	$23	$0	$23
Agrium, Inc. 6.750% due 01/15/2019	(1.250%)	03/20/2019	MLP	1.378%		5,000	45	0	45
Akzo Nobel NV 4.250% due 06/14/2011	(0.290%)	06/20/2012	DUB	0.694%	EUR	1,700	33	0	33
Anadarko Petroleum Corp. 6.125% due 03/15/2012	(0.330%)	03/20/2012	BCLY	0.927%		$2,600	50	0	50
AutoZone, Inc. 5.500% due 11/15/2015	(0.920%)	06/20/2013	RBS	0.927%		7,000	0	0	0
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%)	06/20/2017	BOA	1.055%		2,000	63	0	63
AutoZone, Inc. 5.875% due 10/15/2012	(0.680%)	12/20/2012	CITI	0.880%		2,100	16	0	16
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%)	06/20/2017	JPM	1.055%		1,100	35	0	35
AutoZone, Inc. 5.875% due 10/15/2012	(0.850%)	06/20/2013	RBS	0.927%		7,000	21	0	21
AutoZone, Inc. 6.500% due 01/15/2014	(1.070%)	03/20/2014	BOA	0.963%		1,000	(5)	0	(5)
Avnet, Inc. 6.625% due 09/15/2016	(1.530%)	09/20/2016	UBS	1.440%		1,700	(10)	0	(10)
Bank of America Corp. 5.650% due 05/01/2018	(0.960%)	06/20/2018	DUB	1.600%		5,000	229	0	229
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(0.870%)	03/20/2018	DUB	1.400%		6,000	227	0	227
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(1.050%)	03/20/2018	RBS	1.400%		2,000	50	0	50
BellSouth Corp. 5.200% due 09/15/2014	(0.395%)	09/20/2014	DUB	0.417%		3,000	3	0	3
Black & Decker Corp. 5.750% due 11/15/2016	(1.020%)	12/20/2016	BOA	1.211%		3,000	36	0	36
Boston Scientific Corp. 6.400% due 06/15/2016	(2.060%)	06/20/2016	UBS	1.800%		4,300	(70)	0	(70)
Brunswick Corp. 9.750% due 08/15/2013	(4.100%)	09/20/2013	BOA	3.893%		3,000	(28)	0	(28)
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	(0.500%)	06/20/2017	BOA	0.434%		2,669	(13)	0	(13)
Cardinal Health, Inc. 6.000% due 06/15/2017	(0.590%)	06/20/2017	DUB	0.711%		5,000	42	0	42
Citigroup, Inc. 6.500% due 01/18/2011	(1.336%)	09/20/2018	DUB	2.650%		2,700	237	0	237
Citigroup, Inc. 6.500% due 01/18/2011	(1.300%)	09/20/2018	JPM	2.650%		15,000	1,354	0	1,354
CNA Financial Corp. 5.850% due 12/15/2014	(1.390%)	12/20/2014	BCLY	1.498%		3,000	16	0	16
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%)	09/20/2011	BEAR	1.096%		3,800	69	0	69
Compass Group PLC 6.375% due 05/29/2012	(0.390%)	06/20/2012	MLP	0.542%	EUR	1,800	13	0	13
Computer Sciences Corp. 6.500% due 03/15/2018	(1.060%)	03/20/2018	BOA	0.671%		$6,000	(179)	0	(179)
Constellation Energy Group, Inc. 7.000% due 04/01/2012	(1.460%)	06/20/2012	BOA	3.264%		5,300	286	0	286
Consumers Energy Co. 5.000% due 02/15/2012	(0.090%)	03/20/2012	BOA	1.772%		1,500	79	0	79
Covidien International Finance S.A. 6.000% due 10/15/2017	(0.750%)	12/20/2017	DUB	0.656%		4,100	(30)	0	(30)
CSX Corp. 6.750% due 03/15/2011	(0.165%)	03/20/2011	BEAR	1.173%		2,700	64	0	64
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240%)	09/20/2011	RBS	0.409%		1,000	5	0	5
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520%)	06/20/2010	BEAR	0.790%		1,000	4	0	4
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.620%)	09/20/2011	RBS	0.996%		1,500	16	0	16
Deutsche Bank AG 4.875% due 05/20/2013	(0.760%)	09/20/2013	BCLY	1.548%		5,300	179	0	179
Deutsche Bank AG 5.500% due 05/18/2011	(0.930%)	06/20/2013	CITI	1.530%		4,900	120	0	120
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.080%)	09/20/2018	CSFB	1.280%		4,500	67	0	67
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.180%)	09/20/2018	DUB	1.280%		8,000	54	0	54
Dominion Resources, Inc. 5.600% due 11/15/2016	(0.475%)	12/20/2016	CITI	0.674%		2,000	27	0	27
Exelon Corp. 6.750% due 05/01/2011	(0.330%)	06/20/2011	BOA	2.138%		900	41	0	41
FirstEnergy Corp. 6.450% due 11/15/2011	(0.500%)	12/20/2011	RBS	0.640%		6,500	27	0	27
Fortune Brands, Inc. 5.375% due 01/15/2016	(1.460%)	03/20/2016	BOA	1.300%		7,400	(84)	0	(84)
GATX Financial Corp. 5.125% due 04/15/2010	(0.160%)	06/20/2010	BEAR	1.397%		500	10	0	10
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.365%)	03/20/2012	DUB	15.354%		500	159	0	159
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.290%)	03/20/2012	RBS	15.354%		3,200	1,022	0	1,022
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.520%)	06/20/2012	WAC	0.392%		1,500	(7)	0	(7)
Goldman Sachs Group, Inc. 3-Month USD-LIBOR plus 0.450% due 03/22/2016	(0.330%)	03/20/2016	BEAR	4.097%		2,900	552	0	552
HCP, Inc. 5.650% due 12/15/2013	(2.030%)	12/20/2013	MSC	3.926%		6,000	466	0	466
HCP, Inc. 5.950% due 09/15/2011	(0.610%)	09/20/2011	JPM	3.649%		1,000	79	0	79
Home Depot, Inc. 5.250% due 12/16/2013	(0.980%)	12/20/2013	MSC	1.601%		4,000	110	0	110
Humana, Inc. 6.300% due 08/01/2018	(1.050%)	09/20/2018	BCLY	2.276%		1,800	156	0	156
Humana, Inc. 6.300% due 08/01/2018	(1.530%)	09/20/2018	JPM	2.276%		4,500	237	0	237
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130%)	03/20/2012	MLP	9.967%		2,900	698	0	698

106	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
International Lease Finance Corp. 5.400% due 02/15/2012	(0.170%)	03/20/2012	BCLY	9.967%		$2,700	$647	$0	$647
International Lease Finance Corp. 6.625% due 11/15/2013	(1.540%)	12/20/2013	BCLY	8.310%		7,000	1,545	0	1,545
International Paper Co. 7.950% due 06/15/2018	(2.400%)	06/20/2018	CSFB	1.777%		3,000	(136)	0	(136)
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%)	03/20/2018	BOA	1.400%		5,000	243	0	243
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%)	03/20/2018	DUB	1.400%		1,500	73	0	73
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.730%)	03/20/2018	UBS	1.400%		3,500	168	0	168
Koninklijke DSM NV 4.000% due 11/10/2015	(0.365%)	06/20/2012	GSC	0.672%	EUR	1,800	26	0	26
Landsbanki Islands HF 3-Month USD-LIBOR plus 0.700% due 08/25/2009	(0.330%)	09/20/2009	RBS	15.174%		$2,400	305	0	305
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.600%)	06/20/2018	DUB	Defaulted		7,000	5,912	0	5,912
Lennar Corp. 5.950% due 10/17/2011	(5.750%)	12/20/2012	MLP	7.636%		900	48	0	48
Loews Corp. 5.250% due 03/15/2016	(0.330%)	03/20/2016	BEAR	0.608%		1,150	20	0	20
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190%)	09/20/2009	BOA	1.574%		900	12	0	12
Macy’s Retail Holdings, Inc. 5.875% due 01/15/2013	(2.430%)	03/20/2013	BOA	2.280%		4,000	(26)	0	(26)
Marriott International, Inc. 6.375% due 06/15/2017	(1.730%)	06/20/2017	BOA	2.578%		4,300	229	0	229
Masco Corp. 5.875% due 07/15/2012	(0.580%)	09/20/2012	MSC	2.663%		1,000	71	0	71
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	(1.380%)	06/20/2018	CITI	3.763%		5,000	718	0	718
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.285%)	12/20/2015	BEAR	9.149%		2,500	815	0	815
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.295%)	12/20/2015	RBS	9.149%		2,600	846	0	846
Morgan Stanley 6.000% due 04/28/2015	(1.040%)	06/20/2015	BCLY	9.326%		2,000	584	0	584
Morgan Stanley 6.000% due 04/28/2015	(1.100%)	06/20/2015	BOA	9.326%		8,000	2,318	0	2,318
Morgan Stanley 6.000% due 04/28/2015	(1.200%)	06/20/2015	DUB	9.326%		9,000	2,576	0	2,576
Morgan Stanley 6.000% due 04/28/2015	(1.150%)	06/20/2015	RBS	9.326%		2,000	576	0	576
Morgan Stanley 6.600% due 04/01/2012	(1.850%)	09/20/2018	DUB	8.256%		2,900	811	0	811
Morgan Stanley 6.600% due 04/01/2012	(1.800%)	06/20/2013	JPM	10.115%		1,900	441	0	441
Morgan Stanley 6.600% due 04/01/2012	(1.830%)	09/20/2018	JPM	8.256%		10,600	2,973	0	2,973
Morgan Stanley 6.600% due 04/01/2012	(1.850%)	06/20/2013	RBS	10.115%		700	162	0	162
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.820%)	03/20/2018	CITI	1.272%		2,000	65	0	65
National Grid PLC 5.000% due 07/02/2018	(0.208%)	06/20/2011	BCLY	0.837%		4,300	70	0	70
Newell Rubbermaid, Inc. 5.500% due 04/15/2013	(0.780%)	06/20/2013	GSC	0.948%		5,000	35	0	35
NiSource Finance Corp. 5.400% due 07/15/2014	(0.620%)	09/20/2014	BEAR	2.574%		1,150	109	0	109
Nisource Finance Corp. 6.400% due 03/15/2018	(1.660%)	03/20/2018	CITI	2.750%		4,000	269	0	269
Omnicom Group, Inc. 5.900% due 04/15/2016	(0.940%)	06/20/2016	CITI	0.716%		1,000	(15)	0	(15)
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610%)	06/20/2013	BCLY	0.776%		2,500	17	0	17
Progress Energy, Inc. 5.625% due 01/15/2016	(0.105%)	06/20/2012	MSC	0.393%		2,100	21	0	21
RadioShack Corp. 7.375% due 05/15/2011	(1.410%)	06/20/2013	GSC	1.742%		8,400	111	0	111
RadioShack Corp. 7.375% due 05/15/2011	(1.440%)	06/20/2013	GSC	1.742%		5,700	68	0	68
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.280%)	06/20/2012	DUB	0.610%	EUR	1,600	25	0	25
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.280%)	06/20/2012	MSC	0.610%		$1,200	14	0	14
Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	(0.480%)	06/20/2010	BOA	3.915%		1,700	94	0	94
Ryder System, Inc. 3.500% due 03/15/2009	(0.150%)	03/20/2009	DUB	0.296%		900	1	0	1
Ryder System, Inc. 6.000% due 03/01/2013	(1.160%)	03/20/2013	CITI	1.485%		5,000	63	0	63
SCA Finans AB 4.500% due 07/15/2015	(0.250%)	06/20/2012	GSC	1.711%	EUR	1,900	129	0	129
Sealed Air Corp. 5.625% due 07/15/2013	(1.135%)	09/20/2013	BOA	1.774%		$6,900	191	0	191
Sempra Energy 6.150% due 06/15/2018	(0.795%)	06/20/2018	CITI	1.060%		8,000	155	0	155
Simon Property Group LP 5.250% due 12/01/2016	(1.470%)	12/20/2016	GSC	1.570%		7,000	42	0	42
Simon Property Group LP 5.625% due 08/15/2014	(1.006%)	09/20/2014	MSC	1.620%		3,000	92	0	92
SLM Corp. 5.125% due 08/27/2012	(4.250%)	06/20/2013	GSC	16.916%		200	59	0	59
SLM Corp. 8.450% due 06/15/2018	(3.200%)	06/20/2018	RBS	14.263%		2,000	707	0	707
Smith Group PLC 7.875% due 07/12/2010	(0.530%)	09/20/2010	RBS	0.598%	GBP	7,000	14	0	14
Southwest Airlines Co. 6.500% due 03/01/2012	(0.420%)	03/20/2012	DUB	1.302%		$500	14	0	14
Spectra Energy Capital LLC 6.200% due 04/15/2018	(0.860%)	06/20/2018	DUB	1.366%		5,000	185	0	185
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	(0.510%)	12/20/2014	DUB	2.249%		1,400	124	0	124
Travelers Cos., Inc. 5.750% due 12/15/2017	(0.900%)	12/20/2017	BOA	1.022%		7,410	58	0	58
Turkey Government International Bond 11.875% due 01/15/2030	(2.700%)	09/20/2010	MSC	1.762%		400	(7)	0	(7)
Tyco Electronics Group S.A. 6.550% due 10/01/2017	(0.850%)	12/20/2017	DUB	1.212%		6,000	154	0	154
Tyco Electronics Group S.A. 6.550% due 10/01/2017	(0.950%)	12/20/2017	DUB	1.212%		7,000	129	0	129
Tyco International Ltd. 7.000% due 12/15/2019	(1.120%)	12/20/2019	BOA	1.498%		7,000	213	0	213
United Utilities PLC 6.875% due 08/15/2028	(0.235%)	06/20/2012	DUB	0.822%	EUR	1,900	53	0	53
Viacom, Inc. 5.750% due 04/30/2011	(0.640%)	06/20/2011	MSC	1.250%		$1,000	16	0	16
Viacom, Inc. 5.750% due 04/30/2011	(0.470%)	06/20/2011	UBS	1.250%		2,400	47	77	(30)
Viacom, Inc. 6.250% due 04/30/2016	(1.150%)	06/20/2016	JPM	1.690%		6,500	213	0	213
Vivendi 5.750% due 04/04/2013	(1.280%)	06/20/2013	BOA	1.320%		7,000	10	0	10
Wachovia Corp. 5.500% due 05/01/2013	(2.320%)	06/20/2013	CITI	3.610%		5,000	238	0	238
Wachovia Corp. 5.500% due 05/01/2013	(2.910%)	06/20/2013	CITI	3.610%		10,000	229	0	229
WEA Finance LLC 7.125% due 04/15/2018	(1.950%)	06/20/2018	HSBC	3.169%		7,000	535	0	535

See Accompanying Notes	Semiannual Report	September 30, 2008	107

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	(1.030%)	09/20/2018	BCLY	1.500%		$11,500	$396	$0	$396
Wolters Kluwer NV 5.125% due 01/27/2014	(0.330%)	06/20/2012	DUB	0.770%	EUR	1,600	33	0	33
WPP Group PLC 6.000% due 06/18/2008	(0.260%)	06/20/2012	GSC	1.666%		1,600	105	0	105
Xerox Corp. 9.750% due 01/15/2009	(0.290%)	03/20/2009	MSC	1.300%		$2,800	13	0	13

							$33,645	$77	$33,568

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC 4.566% due 10/27/2015	1.760%	03/20/2013	BNP	2.537%	EUR	4,300	$(171)	$0	$(171)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.800%	09/20/2009	GSC	1.100%		$3,000	(8)	0	(8)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.980%	09/20/2013	HSBC	1.418%		7,100	(134)	0	(134)
Brazilian Government International Bond 12.250% due 03/06/2030	1.345%	08/20/2011	JPM	1.301%		19,900	55	0	55
Brazilian Government International Bond 12.250% due 03/06/2030	1.340%	08/20/2011	MLP	1.301%		15,600	41	0	41
Brazilian Government International Bond 12.250% due 03/06/2030	1.380%	08/20/2011	MSC	1.301%		21,700	81	0	81
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%		13,000	(27)	0	(27)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.500%	03/20/2009	CITI	22.138%		11,400	(692)	0	(692)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%		400	(48)	(20)	(28)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.300%	03/20/2009	JPM	22.138%		6,300	(388)	0	(388)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	3.950%	12/20/2012	UBS	28.844%		3,000	(1,301)	0	(1,301)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%		400	(12)	0	(12)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	09/20/2009	CITI	7.410%		2,700	(157)	0	(157)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%		1,300	(38)	0	(38)
General Electric Capital Corp. 6.000% due 06/15/2012	1.320%	03/20/2013	RBS	6.113%		12,500	(1,905)	0	(1,905)
GMAC LLC 6.875% due 08/28/2012	8.850%	03/20/2009	BOA	88.715%		700	(195)	0	(195)
GMAC LLC 6.875% due 08/28/2012	8.650%	03/20/2009	CITI	88.715%		1,300	(363)	0	(363)
GMAC LLC 6.875% due 08/28/2012	9.500%	03/20/2009	JPM	88.715%		6,100	(1,683)	0	(1,683)
HSBC Finance Corp. 7.000% due 05/15/2012	1.500%	06/20/2010	GSC	4.561%		1,400	(67)	0	(67)
HSBC Finance Corp. 7.000% due 05/15/2012	1.550%	06/20/2009	MLP	4.857%		4,400	(100)	0	(100)
JC Penney Corp., Inc. 8.000% due 03/01/2010	0.990%	09/20/2010	GSC	1.596%		500	(6)	0	(6)
JSC Gazprom 7.800% due 09/27/2010	1.330%	12/20/2008	CSFB	3.467%		4,400	(4)	0	(4)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%		2,400	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.300%	12/20/2008	HSBC	3.467%		7,300	(8)	0	(8)
JSC Gazprom 8.625% due 04/28/2034	1.320%	12/20/2008	MSC	3.467%		500	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.330%	12/20/2008	MSC	3.467%		2,400	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.680%	04/20/2009	MSC	3.537%		1,500	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.710%	04/20/2009	MSC	3.537%		2,600	(5)	0	(5)
JSC Gazprom 8.625% due 04/28/2034	1.910%	04/20/2009	MSC	3.537%		800	1	0	1
JSC Gazprom 9.625% due 03/01/2013	0.610%	05/20/2012	MLP	4.333%		1,200	(137)	0	(137)
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	1.650%	03/20/2013	BCLY	3.498%	EUR	3,000	(279)	0	(279)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	0.740%	06/20/2012	BCLY	7.119%		$1,900	(360)	0	(360)
Russia Government International Bond 7.500% due 03/31/2030	0.450%	01/20/2009	CSFB	2.265%		5,000	(22)	0	(22)
Russia Government International Bond 7.500% due 03/31/2030	0.630%	12/20/2008	GSC	2.248%		6,200	(12)	0	(12)
Russia Government International Bond 7.500% due 03/31/2030	0.460%	01/20/2009	MSC	2.265%		4,000	(17)	0	(17)
Russia Government International Bond 7.500% due 03/31/2030	0.490%	02/20/2009	MSC	2.284%		18,900	(118)	0	(118)
SLM Corp. 5.125% due 08/27/2012	3.200%	12/20/2008	BNP	19.658%		4,600	(163)	0	(163)
SLM Corp. 5.125% due 08/27/2012	3.150%	06/20/2009	BOA	19.714%		3,400	(360)	0	(360)
SLM Corp. 5.125% due 08/27/2012	4.300%	03/20/2009	CITI	19.698%		1,300	(85)	0	(85)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%		1,900	(136)	0	(136)
SLM Corp. 5.125% due 08/27/2012	0.700%	06/20/2012	GSC	18.078%		1,600	(576)	0	(576)
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	GSC	0.397%		31,000	(161)	0	(161)
Spain Government Bond 5.500% due 07/30/2017	0.435%	03/20/2013	GSC	0.397%		11,200	19	0	19
Spain Government Bond 5.500% due 07/30/2017	0.465%	03/20/2013	HSBC	0.397%		8,400	24	0	24
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	JPM	0.397%		51,700	(268)	0	(268)

108	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	0.730%	04/20/2009	HSBC	5.404%	$700	$(15)	$0	$(15)
VTB Capital S.A. 6.250% due 06/30/2035	1.700%	12/20/2008	DUB	7.592%	3,300	(28)	0	(28)

						$(9,838)	$(20)	$(9,818)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Appreciation/ Appreciation
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	BCLY		$2,400	$173	$(17)	$190
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	GSC	EUR	43,700	3,154	(310)	3,464
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	MSC		15,000	1,083	(104)	1,187
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	UBS		$12,000	866	(83)	949
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	BCLY		14,500	1,042	195	847
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	BOA		38,400	2,760	91	2,669
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	GSC	EUR	12,600	906	299	607
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	JPM		$68,900	4,952	475	4,477
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	DUB		12,100	659	454	205
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC		20,100	34	(678)	712
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY		14,200	79	(120)	199
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB		125,400	693	(457)	1,150
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	EUR	13,700	76	(123)	199
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC		$19,800	109	(135)	244
iTraxx Europe 9 Index	(1.750%)	06/20/2018	DUB	EUR	27,500	(1,518)	(2,622)	1,104
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BCLY		11,300	859	(80)	939
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BNP		5,200	395	(39)	434
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	DUB		900	68	(5)	73
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	HSBC		1,800	137	(13)	150
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	JPM		6,300	479	(35)	514
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	CSFB		25,000	(1,005)	(3,337)	2,332
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	DUB		25,000	(1,005)	(3,282)	2,277
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	JPM		15,000	(603)	(1,969)	1,366
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	RBS		15,000	(603)	(2,085)	1,482

						$13,790	$(13,980)	$27,770

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	CSFB	$4,800	$(1,978)	$(1,440)	$(538)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	DUB	3,000	(922)	(1,129)	207

					$(2,900)	$(2,569)	$(331)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	109

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	7,200	$(224)	$(129)	$(95)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		7,200	(224)	(132)	(92)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		28,200	(705)	(374)	(331)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		16,200	(404)	(165)	(239)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		25,600	(639)	(607)	(32)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		21,500	(537)	(19)	(518)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		2,700	(188)	(105)	(83)
Receive	3-Month CAD Bank Bill	5.000%	06/20/2017	DUB		3,300	(229)	53	(282)
Receive	3-Month CAD Bank Bill	5.500%	06/20/2017	RBC		3,700	(119)	(20)	(99)
Pay	3-Month CAD Bank Bill	5.500%	06/15/2035	DUB		1,900	221	123	98
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	17,000	(7)	(18)	11
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		18,000	(8)	(19)	11
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$37,000	250	(31)	281
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MSC		214,000	1,095	862	233
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		108,500	(639)	(743)	104
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		122,500	(4,904)	(5,020)	116
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	MSC		2,400	(96)	(57)	(39)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		8,700	(331)	(309)	(22)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		65,000	(2,473)	(819)	(1,654)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CSFB		79,000	(3,006)	(2,449)	(557)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		372,200	(14,162)	(10,991)	(3,171)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		50,800	(1,850)	726	(2,576)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		65,700	(2,392)	530	(2,922)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		8,100	(295)	(482)	187
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		17,300	(629)	(380)	(249)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		3,500	(156)	(322)	166
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		42,500	(1,894)	12	(1,906)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		4,700	(210)	(385)	175
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		49,700	(2,215)	1,715	(3,930)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		17,900	(798)	(816)	18
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		21,500	(958)	(434)	(524)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		45,700	(2,037)	(3,154)	1,117
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB	AUD	132,900	2,549	(1,613)	4,162
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	DUB		113,900	1,789	(400)	2,189
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	UBS		49,000	769	(221)	990
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	DUB		9,800	(132)	(88)	(44)
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	HSBC		9,000	(121)	(77)	(44)
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB		20,500	564	(28)	592
Pay	6-Month AUD Bank Bill	7.000%	06/15/2014	UBS		37,200	950	854	96
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	CITI		39,700	680	(290)	970
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	UBS		27,400	469	(254)	723
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	MSC		9,300	(74)	241	(315)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY	EUR	71,600	(1,377)	(914)	(463)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	JPM		80,000	(1,539)	704	(2,243)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		26,920	(452)	534	(986)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		55,000	(1,604)	(195)	(1,409)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY		11,500	120	(122)	242
Pay	6-Month EUR-LIBOR	4.750%	12/17/2010	GSC		41,500	275	(112)	387
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BCLY		121,900	250	(22)	272
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		20,300	42	32	10
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		18,700	38	(48)	86
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		12,600	(482)	(321)	(161)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		61,600	(2,559)	(401)	(2,158)
Pay	6-Month EUR-LIBOR	4.450%	03/18/2014	BCLY		61,400	(565)	23	(588)
Pay	6-Month EUR-LIBOR	4.450%	03/18/2014	GSC		9,900	(92)	2	(94)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY		24,700	(152)	(219)	67
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		53,200	(330)	(206)	(124)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	HSBC		17,800	(110)	(263)	153
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		30,400	(188)	(240)	52
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	MSC		4,900	(31)	(96)	65
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	GSC		50	0	0	0
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	JPM		5,000	(45)	(113)	68
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	JPM		7,900	(125)	(135)	10
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		31,900	(289)	(2,254)	1,965
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		12,200	737	(108)	845
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		10,800	(1,110)	(1,140)	30
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		300	(31)	(7)	(24)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		22,000	(2,260)	(2,514)	254
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	GSC		20,300	(2,174)	(1,420)	(754)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		38,100	(4,079)	(2,332)	(1,747)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2012	MSC	GBP	19,700	(12)	(153)	141
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	CITI		2,800	(43)	(97)	54
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,500	(437)	(1,106)	669
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		32,300	(494)	(1,314)	820
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		2,400	(36)	(100)	64

110	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC	GBP	14,600	$291	$26	$265
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		8,900	(121)	(79)	(42)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	CITI		3,200	(44)	(47)	3
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		43,500	(593)	414	(1,007)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		700	(9)	7	(16)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC		25,100	(342)	81	(423)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		19,200	(81)	(37)	(44)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BNP		15,200	(63)	(41)	(22)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		187,800	(789)	(432)	(357)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	MSC		1,400	(6)	(31)	25
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		3,500	(33)	3	(36)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		6,600	(63)	(12)	(51)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		14,600	(139)	(449)	310
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		3,700	(36)	14	(50)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		10,500	(101)	(23)	(78)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		2,100	(36)	(118)	82
Pay	6-Month GBP-LIBOR	5.000%	03/18/2016	RBS		19,900	(21)	(3)	(18)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		3,200	(210)	(13)	(197)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		11,700	(768)	356	(1,124)
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	DUB		6,100	773	675	98
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	HSBC		5,600	710	765	(55)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		3,000	246	91	155
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		10,700	879	1,088	(209)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		8,500	(2,311)	(1,097)	(1,214)
Pay	6-Month GBP-LIBOR	4.250%	06/15/2037	GSC		22,800	1,226	1,043	183
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		11,800	(347)	(363)	16
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		3,100	(523)	(354)	(169)
Receive	6-Month JPY-LIBOR	1.000%	06/24/2011	JPM	JPY	500,000	22	60	(38)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		2,008,000	(72)	(28)	(44)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	BNP		5,630,000	345	103	242
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	DUB		14,090,000	862	352	510
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	RBS		2,240,000	137	207	(70)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		16,370,000	1,003	(449)	1,452
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	MSC		10,670,000	1,486	(634)	2,120
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		12,190,000	(3,217)	(1,058)	(2,159)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		3,300,000	(871)	(50)	(821)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		1,840,000	68	(96)	164
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		1,820,000	(2,671)	(816)	(1,855)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$24,000	(565)	108	(673)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	16,000	(130)	(22)	(108)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		19,000	(150)	(18)	(132)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		20,500	(95)	23	(118)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		7,100	(280)	0	(280)
Pay	France CPI ex-Tobacco Index	1.940%	04/10/2012	BNP		1,300	(54)	0	(54)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		700	(30)	0	(30)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		1,300	(54)	0	(54)
Pay	France CPI ex-Tobacco Index	2.080%	06/15/2012	GSC		20,500	(783)	0	(783)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$62,000	(629)	0	(629)

							$(60,663)	$(41,346)	$(19,317)

(j)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	108	$2	$1
Call - CBOT U.S. Treasury 10-Year Note December Futures	136.000	11/21/2008	4,274	77	66
Put - CBOT U.S. Treasury 10-Year Note December Futures	95.000	11/21/2008	51	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	1,479	27	23
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	955	17	15
Put - CME 90-Day Eurodollar June Futures	92.000	06/15/2009	92	1	1

				$125	$107

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	122,000	$649	$669
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$535,100	3,019	4,289
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		66,400	651	1,613
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		134,600	1,351	3,271
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		259,500	3,043	3,994
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		813,800	8,433	6,319
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		34,100	347	829

								$17,493	$20,984

See Accompanying Notes	Semiannual Report	September 30, 2008	111

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD		$1.367	05/19/2010	EUR	5,300	$ 254	$539
Put - OTC EUR versus USD		1.367	05/19/2010		5,300	254	382
Call - OTC EUR versus USD		1.375	05/21/2010		4,300	202	420
Put - OTC EUR versus USD		1.375	05/21/2010		4,300	202	325
Call - OTC GBP versus USD		2.285	10/10/2008	GBP	3,700	0	0
Call - OTC USD versus JPY	JPY	104.000	03/17/2010		$1,000	48	42
Put - OTC USD versus JPY		104.000	03/17/2010		1,000	37	63

						$ 997	$1,771

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 10/01/2038	$107.000	10/07/2008	$90,000	$10	$0
Call - OTC Fannie Mae 6.000% due 11/01/2038	107.000	11/06/2008	76,200	9	0
Call - OTC Fannie Mae 6.500% due 10/01/2038	107.000	10/07/2008	57,000	7	0
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	102.750	10/10/2008	100,000	12	0
Call - OTC U.S. Treasury Note 3.000% due 02/15/2009	101.000	10/17/2008	16,300	2	1
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	103.875	10/17/2008	73,500	9	0
Call - OTC U.S. Treasury Note 4.000% due 02/15/2015	121.000	10/10/2008	7,600	1	0
Call - OTC U.S. Treasury Note 4.000% due 04/15/2010	105.875	10/17/2008	25,000	3	0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	118.000	10/10/2008	50,400	6	0
Call - OTC U.S. Treasury Note 4.250% due 11/15/2013	118.500	10/10/2008	40,900	5	0
Call - OTC U.S. Treasury Note 4.250% due 11/15/2014	122.000	10/10/2008	25,100	3	0
Call - OTC U.S. Treasury Note 4.625% due 07/31/2012	116.000	10/17/2008	15,000	2	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	50,000	6	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	183,600	21	1
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	34,000	4	0
Put - OTC Ginnie Mae 6.000% due 10/01/2038	85.000	10/15/2008	133,000	14	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	76.000	11/12/2008	20,000	2	0
Put - OTC Ginnie Mae 6.500% due 12/01/2038	86.000	12/11/2008	144,000	17	37

				$133	$39

(k)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	8,300	$190	$16
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		14,700	380	29
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		31,700	421	769
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		31,700	421	111
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		39,300	577	530
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$169,000	2,484	3,394
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		13,100	286	289
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		22,100	584	1,324
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		20,200	266	841
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		20,200	365	153
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		43,600	1,182	2,612
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		86,500	2,910	3,794
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		353,800	8,487	8,322
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		11,400	316	683

								$18,869	$22,867

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC EUR versus USD		$1.390	10/07/2008	EUR	22,433	$194	$224
Put - OTC GBP versus USD		1.710	10/10/2008	GBP	18,423	182	66
Call - OTC USD versus JPY	JPY	104.000	03/17/2010		$400	21	17
Put - OTC USD versus JPY		104.000	03/17/2010		400	21	25

						$418	$332

112	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$96.922	10/24/2008	$48,000	$405	$108
Put - OTC Fannie Mae 5.500% due 11/01/2038	97.797	10/24/2008	28,000	188	103
Put - OTC Fannie Mae 5.500% due 11/01/2038	98.344	10/24/2008	26,000	164	0
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.203	10/24/2008	17,000	101	28
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.406	10/24/2008	34,000	197	65

				$1,055	$304

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	4,823	$799,800	AUD	44,600	EUR	39,300	GBP	0	$19,581
Sales	8,054	524,300		0		108,833		18,423	10,729
Closing Buys	(2,831)	(225,400)		0		0		0	(2,992)
Expirations	(10,046)	(205,000)		(44,600)		0		0	(6,976)
Exercised	0	0		0		0		0	0

Balance at 09/30/2008	0	$893,700	AUD	0	EUR	148,133	GBP	18,423	$20,342

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,372	$4,618	0.14%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$66,500	$66,376	$66,240
Fannie Mae	5.500%	11/01/2038	23,000	22,522	22,867
Fannie Mae	6.000%	10/01/2038	41,000	41,237	41,493
Fannie Mae	6.500%	10/01/2038	30,225	31,016	30,976
U.S. Treasury Bonds	5.000%	05/15/2037	7,500	8,463	8,471
U.S. Treasury Notes	2.500%	03/31/2013	5,000	4,910	4,925
U.S. Treasury Notes	3.000%	02/15/2009	16,300	16,362	16,474
U.S. Treasury Notes	3.125%	04/30/2013	17,400	17,451	17,686
U.S. Treasury Notes	3.250%	12/31/2009	73,500	74,652	75,613
U.S. Treasury Notes	3.500%	02/15/2018	4,500	4,386	4,436
U.S. Treasury Notes	4.000%	04/15/2010	25,000	25,683	26,326
U.S. Treasury Notes	4.125%	05/15/2015	5,000	5,294	5,357
U.S. Treasury Notes	4.250%	08/15/2013	201,600	212,957	214,857
U.S. Treasury Notes	4.250%	11/15/2013	40,900	43,138	44,148
U.S. Treasury Notes	4.250%	11/15/2014	25,100	26,633	26,926
U.S. Treasury Notes	4.500%	02/15/2016	25,700	27,635	27,589
U.S. Treasury Notes	4.875%	08/15/2016	292,200	320,952	318,736
U.S. Treasury Notes	5.125%	05/15/2016	79,590	88,102	89,180

				$1,037,769	$1,042,300

(6)	Market value includes $7,253 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	34,141	04/2009	$0	$(175)	$(175)
Buy	AUD	BCLY	1,736	10/2008	0	(100)	(100)
Buy		DUB	4,267	10/2008	0	(26)	(26)
Buy		MSC	876	10/2008	3	0	3
Sell		MSC	876	10/2008	36	0	36
Buy		UBS	3,885	10/2008	0	(23)	(23)
Sell		UBS	80,774	10/2008	5,563	0	5,563
Buy	BRL	BCLY	10,024	10/2008	0	(107)	(107)
Sell		BCLY	10,024	10/2008	290	0	290
Buy		BCLY	10,024	12/2008	0	(291)	(291)
Sell		CITI	2,148	12/2008	68	0	68
Buy		HSBC	52,908	12/2008	0	(334)	(334)
Sell		HSBC	19,781	12/2008	340	0	340

See Accompanying Notes	Semiannual Report	September 30, 2008	113

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	JPM	4,032	12/2008	$0	$(21)	$(21)
Sell		JPM	12,629	12/2008	246	0	246
Buy		MSC	21,784	12/2008	0	(1,409)	(1,409)
Sell		MSC	30,643	12/2008	950	0	950
Buy		RBC	225	12/2008	0	(5)	(5)
Sell		UBS	23,772	12/2008	549	0	549
Sell		RBC	225	06/2009	5	0	5
Sell	CAD	RBC	32,828	10/2008	347	0	347
Buy	CLP	MSC	499,300	12/2008	0	(130)	(130)
Buy	CNY	BCLY	51,036	11/2008	0	(86)	(86)
Buy		BCLY	76,931	05/2009	0	(675)	(675)
Buy		CITI	122,320	05/2009	0	(1,078)	(1,078)
Buy		HSBC	28,880	05/2009	0	(192)	(192)
Sell		HSBC	13,437	05/2009	46	0	46
Buy		JPM	54,843	05/2009	0	(436)	(436)
Buy		MSC	24,630	05/2009	0	(203)	(203)
Buy		BCLY	3,982	07/2009	0	(46)	(46)
Buy		DUB	64,409	07/2009	0	(710)	(710)
Buy		HSBC	21,800	07/2009	0	(222)	(222)
Buy		JPM	18,891	07/2009	0	(208)	(208)
Buy		BCLY	23,792	05/2010	0	(419)	(419)
Buy		MLP	26,809	05/2010	0	(458)	(458)
Buy	DKK	RBS	2,031	10/2008	0	(9)	(9)
Buy		UBS	1,275	10/2008	0	(11)	(11)
Buy		BCLY	1,275	11/2008	1	0	1
Sell		MSC	112,216	12/2008	423	0	423
Sell	EUR	CITI	190,631	10/2008	0	(621)	(621)
Buy		DUB	4,810	10/2008	65	0	65
Buy		HSBC	3,631	10/2008	0	(239)	(239)
Buy		JPM	188	10/2008	0	(12)	(12)
Buy		UBS	3,777	10/2008	44	0	44
Sell		UBS	184,590	10/2008	10,304	0	10,304
Sell		HSBC	3,018	11/2008	34	0	34
Buy	GBP	BCLY	3,269	10/2008	0	(258)	(258)
Buy		CITI	2,759	10/2008	0	(100)	(100)
Buy		HSBC	3,565	10/2008	0	(258)	(258)
Buy		MSC	1,068	10/2008	0	(76)	(76)
Buy		UBS	425	10/2008	0	(34)	(34)
Sell		UBS	10,660	10/2008	844	0	844
Sell		RBS	450	11/2008	23	0	23
Sell		UBS	23,246	11/2008	802	0	802
Sell	HKD	BCLY	311	10/2008	0	0	0
Buy		CITI	622	10/2008	0	0	0
Sell		CSFB	389	10/2008	0	0	0
Sell		DUB	287	10/2008	0	0	0
Buy		HSBC	40	10/2008	0	0	0
Sell		CITI	621	01/2009	0	0	0
Buy	INR	BCLY	16,298	11/2008	0	(34)	(34)
Sell		BCLY	141,414	11/2008	174	0	174
Buy		DUB	97,601	11/2008	0	(326)	(326)
Sell		DUB	151,949	11/2008	195	0	195
Buy		HSBC	247,396	11/2008	0	(834)	(834)
Buy		JPM	292,453	11/2008	0	(1,026)	(1,026)
Sell		JPM	279,895	11/2008	369	0	369
Sell	JPY	BCLY	3,204,247	10/2008	131	0	131
Buy		CITI	94,000	10/2008	10	0	10
Buy		CSFB	126,410	10/2008	8	0	8
Sell		CSFB	181,041	10/2008	0	(12)	(12)
Buy		DUB	57,186,726	10/2008	10,199	0	10,199
Buy		MLP	906,501	10/2008	0	(87)	(87)
Sell		MSC	84,831,611	10/2008	0	(21,525)	(21,525)
Buy		RBS	1,754,176	10/2008	0	(227)	(227)
Sell		UBS	1,271,938	10/2008	109	0	109
Sell		BCLY	86,411,565	11/2008	1,557	0	1,557
Sell	KRW	MLP	356,580	11/2008	18	0	18
Sell		BCLY	3,103,842	02/2009	363	0	363
Buy		MLP	3,514,710	02/2009	0	(511)	(511)
Buy	MXN	BCLY	351	11/2008	0	(2)	(2)
Sell		CITI	832	11/2008	2	0	2
Buy		HSBC	231	11/2008	0	(1)	(1)
Buy		JPM	231	11/2008	0	(1)	(1)
Buy		RBC	19	11/2008	0	0	0
Buy		CITI	832	05/2009	0	(2)	(2)
Buy	MYR	BCLY	37,321	11/2008	0	(1,050)	(1,050)
Sell		BCLY	40,440	11/2008	139	(45)	94

114	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	CITI	58,597	11/2008	$0	$(1,691)	$(1,691)
Buy		DUB	63,765	11/2008	0	(1,858)	(1,858)
Sell		HSBC	17,344	11/2008	17	0	17
Sell		JPM	17,839	11/2008	132	0	132
Sell		MLP	10,921	11/2008	0	(14)	(14)
Sell	NZD	BCLY	3,051	10/2008	95	0	95
Buy	PHP	HSBC	69,000	11/2008	0	(96)	(96)
Buy		JPM	69,700	11/2008	0	(84)	(84)
Buy		BCLY	16,100	02/2009	0	(17)	(17)
Buy		DUB	7,900	02/2009	0	(11)	(11)
Buy		HSBC	19,410	02/2009	0	(21)	(21)
Buy		JPM	27,290	02/2009	0	(22)	(22)
Buy		MLP	6,100	02/2009	0	(8)	(8)
Buy		MSC	21,700	02/2009	0	(25)	(25)
Buy		RBS	6,000	02/2009	0	(8)	(8)
Buy		LEH	4,100	12/2010	0	(4)	(4)
Sell		LEH	4,100	12/2010	0	(2)	(2)
Buy	PLN	HSBC	484	05/2009	0	(16)	(16)
Buy	RUB	DUB	125,704	11/2008	0	(202)	(202)
Sell		DUB	371,282	11/2008	592	0	592
Buy		HSBC	228,049	11/2008	0	(314)	(314)
Sell		JPM	8,346	11/2008	16	0	16
Buy		DUB	28,546	05/2009	0	(86)	(86)
Buy		HSBC	3,060	05/2009	0	(9)	(9)
Buy	SAR	JPM	28,597	04/2009	0	(115)	(115)
Sell	SEK	RBS	393,844	10/2008	2,559	0	2,559
Buy	SGD	BCLY	92	10/2008	0	(3)	(3)
Buy		CSFB	412	10/2008	0	(13)	(13)
Buy		DUB	240	10/2008	0	(9)	(9)
Buy		JPM	1,540	10/2008	0	(52)	(52)
Buy		UBS	450	10/2008	0	(14)	(14)
Buy		BCLY	634	11/2008	0	(21)	(21)
Sell		BCLY	8,779	11/2008	12	0	12
Buy		BOA	312	11/2008	0	(12)	(12)
Buy		CITI	4,228	11/2008	0	(61)	(61)
Sell		DUB	9,189	11/2008	95	0	95
Buy		HSBC	1,050	11/2008	0	(41)	(41)
Buy		JPM	10,969	11/2008	0	(181)	(181)
Buy		UBS	3,046	11/2008	0	(21)	(21)
Buy	TWD	BCLY	58,614	02/2009	0	(87)	(87)
Buy		DUB	26,100	02/2009	0	(41)	(41)
Sell		HSBC	138,510	02/2009	140	0	140
Buy		MLP	41,900	02/2009	0	(57)	(57)
Buy		MSC	26,300	02/2009	0	(41)	(41)
Buy		UBS	13,300	02/2009	0	(21)	(21)

					$37,915	$(39,933)	$(2,018)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$5,603,914	$26,909	$5,630,823
Short Sales, at value	0	(1,035,047)	0	(1,035,047)
Other Financial Instruments ++	(67)	8,539	(2,349)	6,123

Total	$(67)	$4,577,406	$24,560	$4,601,899

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$58	$48,664	$3	$18	$(21,834)	$0	$26,909
Other Financial Instruments ++	(780)	0	0	0	(1,767)	198	(2,349)

Total	$(722)	$48,664	$3	$18	$(23,601)	$198	$24,560

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	115

Schedule of Investments  Global Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%

Mizuho Finance Aruba AEC
2.005% due 04/27/2049	JPY	100,000	$945

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		100,000	948

Total Aruba (Cost $1,734)			1,893

AUSTRALIA 2.7%

Medallion Trust
2.941% due 05/25/2035		$2,798	2,646

Puma Finance Ltd.
2.881% due 02/21/2038		2,714	2,575
7.510% due 07/12/2036	AUD	983	766
7.520% due 08/22/2037		2,439	1,858

Queensland Treasury Corp.
6.000% due 06/14/2011		15,000	11,919

Seven Media Group
9.485% due 02/07/2013		2,514	1,729
10.510% due 02/07/2013		610	419

Torrens Trust
7.873% due 10/19/2038		4,818	3,736

Total Australia (Cost $28,505)			25,648

BERMUDA 0.5%

Merna Reinsurance Ltd.
4.412% due 07/07/2010		$3,800	3,606

Weatherford International Ltd.
5.500% due 02/15/2016		1,600	1,469

Total Bermuda (Cost $5,351)			5,075

CANADA 5.3%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	5,600	5,313

Canada Housing Trust No. 1
3.550% due 09/15/2013		5,600	5,186
4.550% due 12/15/2012		12,800	12,383

Daimler Canada Finance, Inc.
4.850% due 03/30/2009		1,100	1,038

Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	5,080

Honda Canada Finance, Inc.
3.694% due 03/26/2012		12,000	10,624

Master Credit Card Trust
5.297% due 08/21/2012		1,000	943

Province of Ontario Canada
4.700% due 06/02/2037		8,700	7,706
6.200% due 06/02/2031		200	213

Province of Quebec Canada
5.750% due 12/01/2036		900	907

Total Canada (Cost $50,619)			49,393

CAYMAN ISLANDS 1.9%

Foundation Re II Ltd.
9.557% due 11/26/2010		$500	497

Longpoint Re Ltd.
8.069% due 05/08/2010		700	712

Mizuho Finance Cayman Ltd.
1.835% due 09/28/2049	JPY	100,000	940
2.394% due 12/31/2049		300,000	2,844

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$1,500	$1,290

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,900	2,197

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	1,019

Mystic Re Ltd.
9.111% due 12/05/2008		$250	250
11.811% due 12/05/2008		350	350

Pylon Ltd.
8.869% due 12/29/2008	EUR	1,500	2,096

Residential Reinsurance 2007 Ltd.
10.561% due 06/07/2010		$700	704

SHL Corp. Ltd.
1.600% due 12/25/2024	JPY	4,152	38

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$2,100	1,510

STB Finance Cayman
1.644% due 08/12/2049	JPY	100,000	938

Vita Capital III Ltd.
3.891% due 01/01/2011		$2,300	2,227

Total Cayman Islands (Cost $19,209)			17,612

DENMARK 0.7%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	93	18

Nykredit Realkredit A/S
5.000% due 10/01/2038		10,996	1,846
6.000% due 10/01/2029		695	132

Realkredit Danmark A/S
5.000% due 10/01/2038		25,563	4,389

Total Denmark (Cost $6,401)			6,385

FRANCE 3.7%

AXA S.A.
3.750% due 01/01/2017	EUR	397	638

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		2,600	3,612

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		1,800	1,656

CM-CIC Covered Bonds
5.250% due 06/09/2010		2,400	3,390

Credit Agricole S.A.
2.859% due 05/28/2010		$4,300	4,264

France Government Bond
4.000% due 04/25/2014	EUR	600	840
4.000% due 10/25/2014		3,100	4,334
4.000% due 10/25/2038		800	994
4.000% due 04/25/2055		600	730
4.750% due 04/25/2035		1,200	1,687
5.750% due 10/25/2032		3,900	6,238

Societe Generale
5.922% due 04/29/2049		$1,000	822

Vivendi
5.750% due 04/04/2013		3,400	3,327
6.625% due 04/04/2018		2,500	2,409

Total France (Cost $36,926)			34,941

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GERMANY 14.4%

Deutsche Bank AG
5.375% due 10/12/2012		$2,300	$2,218
6.000% due 09/01/2017		1,900	1,798

Republic of Germany
4.250% due 01/04/2014	EUR	4,400	6,328
4.250% due 07/04/2039		6,100	8,103
4.500% due 01/04/2013		3,040	4,397
4.750% due 07/04/2028		1,300	1,859
4.750% due 07/04/2034		6,200	8,854
5.000% due 01/04/2012		3,200	4,684
5.500% due 01/04/2031		6,200	9,696
5.625% due 01/04/2028		35,800	56,499
6.250% due 01/04/2024		8,400	14,036
6.250% due 01/04/2030		3,400	5,773
6.500% due 07/04/2027		5,980	10,362

Total Germany (Cost $137,769)			134,607

ICELAND 0.2%

Glitnir Banki HF
3.255% due 01/18/2012		$1,900	1,447

Kaupthing Bank HF
5.750% due 10/04/2011		900	716

Total Iceland (Cost $2,803)			2,163

IRELAND 2.4%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,000	2,831

Bank of Ireland
3.072% due 12/19/2008		$2,400	2,396

Cars Alliance Funding PLC
5.079% due 10/08/2023	EUR	2,300	3,138

Celtic Residential Irish Mortgage Securitisation
4.745% due 06/13/2035		1,856	2,375

Immeo Residential Finance PLC
5.118% due 12/15/2016		1,737	2,176

Ireland Government Bond
4.400% due 06/18/2019		4,800	6,590

Osiris Capital PLC
7.791% due 01/15/2010		$500	503

SC Germany Auto
4.585% due 08/11/2015	EUR	712	990

Talisman Finance PLC
5.163% due 04/22/2017		845	1,112

Total Ireland (Cost $23,310)			22,111

ITALY 2.4%

Italy Buoni Poliennali Del Tesoro
4.250% due 08/01/2014	EUR	6,900	9,621
4.500% due 05/01/2009		4,150	5,856
5.500% due 11/01/2010		1,400	2,027

Locat Securitisation Vehicle SRL
5.139% due 12/12/2024		1,325	1,785

Siena Mortgages SpA
5.188% due 12/16/2038		2,715	3,683

Total Italy (Cost $23,060)			22,972

JAPAN 28.7%

Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,299

116	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Japan Government Bond
1.100% due 09/20/2012	JPY	7,190,000	$67,988
1.500% due 12/20/2017		1,150,000	10,932
1.800% due 06/20/2017		3,510,000	34,248
2.300% due 06/20/2035		2,110,000	19,843
2.400% due 03/20/2034		590,000	5,667
2.500% due 09/20/2035		1,460,000	14,300
2.500% due 09/20/2036		120,000	1,173
2.500% due 09/20/2037		680,000	6,663

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		450,560	3,982
1.000% due 06/10/2016		1,549,260	13,823
1.100% due 12/10/2016		1,825,290	16,336
1.200% due 03/10/2017		173,740	1,563
1.200% due 06/10/2017		4,214,250	37,738
1.200% due 12/10/2017		1,499,970	13,397
1.400% due 06/10/2018		1,259,840	11,413

JLOC LLC
1.222% due 01/15/2015		92,510	861

Resona Bank Ltd.
5.850% due 09/29/2049		$3,800	2,797

Sumitomo Mitsui Banking Corp.
1.718% due 12/31/2049	JPY	100,000	941
1.844% due 12/01/2049		200,000	1,890
5.625% due 07/29/2049		$900	720

Total Japan (Cost $264,251)			268,574

JERSEY, CHANNEL ISLANDS 0.7%

Arran Master Trust
2.869% due 12/15/2012		$800	755

Haus Ltd.
4.815% due 12/10/2037	EUR	438	606

HSBC Capital Funding LP
9.547% due 12/29/2049		$5,400	4,960

Total Jersey, Channel Islands (Cost $6,970)			6,321

LUXEMBOURG 0.3%

Telecom Italia Capital S.A.
6.999% due 06/04/2018		$3,000	2,696

Total Luxembourg (Cost $3,000)			2,696

MEXICO 0.1%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$1,200	1,114

Total Mexico (Cost $1,200)			1,114

NETHERLANDS ANTILLES 0.1%

BTMU Curacao Holdings
1.470% due 12/31/2049	JPY	100,000	942

Total Netherlands Antilles (Cost $851)			942

NETHERLANDS 2.6%

Delphinus BV
5.243% due 04/25/2093	EUR	2,000	2,785
5.255% due 11/28/2031		2,578	3,570

Deutsche Telekom International Finance BV
8.750% due 06/15/2030		$600	581

Dutch Mortgage Portfolio Loans BV
5.213% due 11/20/2035	EUR	1,700	2,318

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Dutch Mortgage-Backed Securities BV
5.208% due 11/02/2035	EUR	89	$125
5.227% due 10/02/2079		753	1,046

Generali Finance BV
5.479% due 02/28/2049		900	900

Globaldrive BV
4.873% due 06/20/2015		800	1,023

Holland Euro-Denominated Mortgage-Backed Series
5.227% due 04/18/2012		288	404

Netherlands Government Bond
4.000% due 01/15/2037		400	501

Rabobank Nederland NV
3.209% due 05/19/2010		$10,200	10,176

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009		800	799

Total Netherlands (Cost $23,214)			24,228

NEW ZEALAND 0.5%

ANZ National International Ltd.
6.200% due 07/19/2013		$4,400	4,372

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	907	824

Total New Zealand (Cost $4,815)			5,196

NORWAY 0.4%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	2,600	3,620

Total Norway (Cost $4,001)			3,620

PORTUGAL 0.6%

Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	4,200	5,952

Total Portugal (Cost $6,596)			5,952

RUSSIA 0.5%

Gaz Capital S.A.
7.343% due 04/11/2013		$1,400	1,274
8.146% due 04/11/2018		1,100	968

VTB Capital S.A.
6.875% due 12/11/2008		2,100	2,088

Total Russia (Cost $4,603)			4,330

SOUTH KOREA 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,383

Total South Korea (Cost $2,771)			2,383

SPAIN 1.6%

Banco Bilbao Vizcaya Argentaria S.A.
2.750% due 06/07/2010	EUR	900	1,221

Bankinter S.A.
5.000% due 05/14/2010		7,900	11,015

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$2,500	2,333

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Spain Government Bond
5.750% due 07/30/2032	EUR	30	$46

Total Spain (Cost $16,153)			14,615

SWEDEN 1.2%

Swedbank Hypotek AB
4.000% due 06/15/2011	SEK	80,000	11,074

Total Sweden (Cost $11,446)			11,074

SWITZERLAND 2.7%

Credit Suisse New York
5.000% due 05/15/2013		$10,800	10,018

UBS AG
3.714% due 05/05/2010		9,200	9,165
3.982% due 06/19/2010		3,900	3,893
5.875% due 12/20/2017		2,900	2,579

Total Switzerland (Cost $26,775)			25,655

TUNISIA 0.3%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	2,600	2,941

Total Tunisia (Cost $3,147)			2,941

UNITED KINGDOM 6.6%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	7,900	10,123

Barclays Bank PLC
6.050% due 12/04/2017		$7,900	7,360
7.434% due 09/29/2049		2,500	2,038
7.700% due 04/29/2049		2,500	2,203

Bauhaus Securities Ltd.
5.282% due 10/30/2052	EUR	3,074	4,204

HBOS PLC
5.920% due 09/29/2049		$3,900	2,302
6.750% due 05/21/2018		3,000	2,518

Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	2,410	3,309

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$2,400	2,328

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	352

TI Group PLC
7.875% due 07/12/2010	GBP	1,000	1,821

United Kingdom Gilt
4.250% due 06/07/2032		7,100	11,915
4.500% due 12/07/2042		4,500	7,962
5.000% due 03/07/2012		1,000	1,828

Weather Investments II SARL
11.473% due 11/26/2014	EUR	1,000	1,386

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$300	288

Total United Kingdom (Cost $66,683)			61,937

UNITED STATES 93.7%

ASSET-BACKED SECURITIES 4.6%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$1,633	1,555

See Accompanying Notes	Semiannual Report	September 30, 2008	117

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

AFC Home Equity Loan Trust
3.917% due 12/22/2027	$27	$17

Amortizing Residential Collateral Trust
3.907% due 10/25/2031	34	31

Amresco Residential Securities Mortgage Loan Trust
4.147% due 06/25/2029	54	48

BA Credit Card Trust
3.068% due 04/15/2013	8,900	8,711
3.688% due 12/16/2013	4,000	3,932

Bear Stearns Asset-Backed Securities Trust
3.607% due 10/27/2032	79	65
3.657% due 03/25/2043	44	43
3.867% due 10/25/2032	41	36

Capital Auto Receivables Asset Trust
3.188% due 09/15/2010	1,700	1,698

Chase Issuance Trust
2.508% due 03/15/2013	5,600	5,399
3.388% due 05/16/2011	3,100	3,096

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	200	185
6.681% due 12/01/2033	188	181

Countrywide Asset-Backed Certificates
3.547% due 12/25/2036	121	87

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	27	22

Ford Credit Auto Owner Trust
3.388% due 01/15/2011	5,300	5,245
3.908% due 06/15/2012	4,300	4,191

Home Equity Mortgage Trust
5.500% due 01/25/2037	561	135

HSI Asset Securitization Corp. Trust
3.267% due 05/25/2037	828	740

Lehman XS Trust
3.377% due 04/25/2046	2,000	1,881

MBNA Credit Card Master Note Trust
2.478% due 09/15/2011	900	895

Residential Asset Mortgage Products, Inc.
3.767% due 06/25/2032	30	27

Residential Asset Securities Corp.
3.707% due 07/25/2032	103	81

Saxon Asset Securities Trust
3.747% due 01/25/2032	11	11

SLC Student Loan Trust
2.784% due 02/15/2015	2,648	2,630

Wells Fargo Home Equity Trust
3.437% due 10/25/2035	1,558	1,509
3.447% due 11/25/2035	185	181

		42,632

BANK LOAN OBLIGATIONS 0.9%

Daimler Finance North America LLC
6.820% due 08/03/2012	7,019	4,767

Ford Motor Co.
5.490% due 12/16/2013	658	435

Georgia-Pacific Corp.
4.219% due 12/20/2012	116	103
4.551% due 12/20/2012	140	124
4.567% due 12/20/2012	1,619	1,435

HCA, Inc.
6.012% due 11/18/2013	1,872	1,646

		8,510

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 27.9%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		$500	$492

Allstate Life Global Funding II
3.461% due 05/21/2010		8,100	8,061

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		2,500	2,416

American Electric Power Co., Inc.
5.250% due 06/01/2015		3,000	2,752

American Express Bank FSB
2.637% due 06/12/2012		800	722
3.489% due 04/26/2010		2,700	2,507
5.500% due 04/16/2013		5,200	4,764

American Express Co.
7.000% due 03/19/2018		5,900	5,216

American Express Credit Corp.
5.875% due 05/02/2013		1,800	1,661

American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	345
5.850% due 01/16/2018		$3,000	1,508
8.000% due 05/22/2038	EUR	6,500	1,739
8.175% due 05/15/2058		$5,100	817

Amgen, Inc.
2.889% due 11/28/2008		1,200	1,197

Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,000	1,015

AutoZone, Inc.
5.875% due 10/15/2012		7,800	7,668

Bank of America Corp.
4.750% due 05/23/2017	EUR	3,800	4,775
8.000% due 12/29/2049		$4,600	3,646
8.125% due 12/29/2049		6,100	4,936

Bank of America N.A.
3.404% due 05/12/2010		2,400	2,370

Bear Stearns Cos. LLC
6.950% due 08/10/2012		3,700	3,741
7.250% due 02/01/2018		11,600	11,182

Boston Scientific Corp.
6.000% due 06/15/2011		1,000	950
6.400% due 06/15/2016		1,700	1,624

Caterpillar Financial Services Corp.
4.001% due 06/25/2010		6,000	5,828
4.226% due 06/24/2011		2,800	2,698

Charter One Bank N.A.
2.845% due 04/24/2009		4,500	4,491

Citigroup Capital XXI
8.300% due 12/21/2077		8,800	6,559

Citigroup Funding, Inc.
3.852% due 05/07/2010		2,000	1,887

Citigroup, Inc.
5.500% due 04/11/2013		5,000	4,369
6.000% due 08/15/2017		2,300	1,952
6.125% due 05/15/2018		8,000	6,635
8.400% due 04/29/2049		2,000	1,364

CNA Financial Corp.
6.000% due 08/15/2011		800	799

Computer Sciences Corp.
6.500% due 03/15/2018		3,000	2,886

Cox Communications, Inc.
6.750% due 03/15/2011		700	712

CVS Caremark Corp.
5.750% due 08/15/2011		300	305

Daimler Finance North America LLC
3.169% due 03/13/2009		3,300	3,288
4.875% due 06/15/2010		300	299
5.750% due 09/08/2011		400	396

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Exelon Corp.
4.900% due 06/15/2015		$3,000	$2,644

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	1,000	849
4.800% due 05/01/2013		$600	548
6.375% due 11/15/2067		2,400	1,944

GMAC LLC
4.750% due 09/14/2009	EUR	600	549

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (l)	CAD	2,200	1,701
5.375% due 02/15/2013	EUR	800	940
5.950% due 01/18/2018		$5,000	4,132
6.150% due 04/01/2018		2,800	2,332
6.250% due 09/01/2017		2,900	2,432
7.250% due 04/10/2028	GBP	200	286

HCP, Inc.
5.950% due 09/15/2011		$300	284

HJ Heinz Finance Co.
6.000% due 03/15/2012		900	921

Home Depot, Inc.
5.250% due 12/16/2013		3,000	2,766

International Lease Finance Corp.
5.300% due 05/01/2012		1,000	728
5.350% due 03/01/2012		1,000	741
6.625% due 11/15/2013		3,000	1,841

Johnson Controls, Inc.
5.250% due 01/15/2011		900	911

JPMorgan & Co., Inc. CPI Linked Bond
3.574% due 02/15/2012		760	760

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	1,800	1,541
6.000% due 01/15/2018		$4,900	4,476

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,300	2,339
6.000% due 10/01/2017		$5,500	5,050

JPMorgan Chase Capital XX
6.550% due 09/29/2036		1,300	956

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		1,200	870

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		3,300	2,830

Kraft Foods, Inc.
6.250% due 06/01/2012		900	906

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		6,700	871
5.625% due 01/24/2013 (a)		3,700	481
6.875% due 05/02/2018 (a)		6,100	793

Lennar Corp.
5.950% due 10/17/2011		900	734

Loews Corp.
5.250% due 03/15/2016		300	289

Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009		300	293

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		3,000	2,781

Masco Corp.
5.875% due 07/15/2012		300	287

Merrill Lynch & Co., Inc.
2.894% due 08/14/2009		400	386
3.310% due 03/23/2010		1,571	1,477
5.054% due 05/12/2010		9,300	8,974
6.875% due 04/25/2018		5,700	5,051

Metropolitan Life Global Funding I
5.125% due 04/10/2013		5,000	4,862

118	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
4.904% due 05/14/2010	$4,200	$3,067
6.000% due 04/28/2015	6,500	4,428
6.250% due 08/28/2017	400	248
6.625% due 04/01/2018	5,700	3,778

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	2,700	2,701

Nationwide Health Properties, Inc.
6.500% due 07/15/2011	900	929

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	1,000	984

NiSource Finance Corp.
5.400% due 07/15/2014	300	275

Nordstrom, Inc.
6.250% due 01/15/2018	3,000	2,798

Nucor Corp.
5.850% due 06/01/2018	3,000	2,862

Pricoa Global Funding I
3.613% due 06/04/2010	5,700	5,674

Principal Life Income Funding Trusts
5.300% due 04/24/2013	3,100	3,093

Reynolds American, Inc.
3.519% due 06/15/2011	400	381

Rohm & Haas Co.
5.600% due 03/15/2013	4,500	4,421

Ryder System, Inc.
3.500% due 03/15/2009	1,000	995
6.000% due 03/01/2013	3,000	2,866

Sara Lee Corp.
6.250% due 09/15/2011	900	909

Sealed Air Corp.
6.950% due 05/15/2009	800	804

Simon Property Group LP
6.125% due 05/30/2018	2,000	1,775

Spectra Energy Capital LLC
5.668% due 08/15/2014	3,000	2,871

Sprint Capital Corp.
8.750% due 03/15/2032	200	156

Sprint Nextel Corp.
6.000% due 12/01/2016	700	540

State Street Capital Trust IV
3.819% due 06/15/2037	2,400	1,589

SUPERVALU, Inc.
7.500% due 11/15/2014	200	195

Target Corp.
7.000% due 01/15/2038	2,800	2,636

Verizon Communications, Inc.
4.350% due 02/15/2013	4,000	3,734
5.500% due 04/01/2017	700	629

Viacom, Inc.
5.750% due 04/30/2011	2,000	1,944

Wachovia Mortgage FSB
2.842% due 05/08/2009	4,700	4,676

WEA Finance LLC
7.125% due 04/15/2018	3,000	2,700

Wells Fargo & Co.
4.375% due 01/31/2013	2,500	2,300

		261,086

MORTGAGE-BACKED SECURITIES 13.3%

Adjustable Rate Mortgage Trust
5.139% due 09/25/2035	234	186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

American Home Mortgage Assets
3.397% due 05/25/2046	$2,217	$1,430
3.775% due 11/25/2046	1,322	665

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,194	957

Banc of America Funding Corp.
4.625% due 02/20/2036	1,092	971
6.129% due 01/20/2047	325	220

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	2,909	2,637

BCAP LLC Trust
3.377% due 01/25/2037	4,718	2,912

Bear Stearns Adjustable Rate Mortgage Trust
3.949% due 08/25/2033	462	445
4.125% due 03/25/2035	5,794	5,431
4.150% due 08/25/2035	2,726	2,571
4.417% due 05/25/2034	639	590
4.476% due 02/25/2034	40	32
4.540% due 08/25/2033	60	55
4.550% due 08/25/2035	3,238	3,096
4.630% due 05/25/2034	231	222
4.644% due 10/25/2033	328	316
4.772% due 11/25/2034	474	435
5.474% due 05/25/2047	1,054	888

Bear Stearns Alt-A Trust
5.504% due 09/25/2035	1,585	1,278
5.787% due 11/25/2036	4,932	3,309
5.891% due 02/25/2036	2,793	1,929
5.899% due 11/25/2036	648	400

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	2,266	1,804

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	1,400	1,197

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	1,200	1,144
4.748% due 08/25/2035	1,081	1,028
4.900% due 10/25/2035	6,714	6,142
6.014% due 09/25/2037	6,145	4,298

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	2,557	1,559
3.397% due 09/25/2046	2,988	1,657
3.417% due 07/25/2046	123	71
3.557% due 05/25/2037	707	404
4.355% due 11/25/2035	426	280
4.895% due 11/25/2035	341	228
5.250% due 06/25/2035	449	372
5.898% due 02/25/2037	1,562	1,090
6.000% due 01/25/2037	1,814	1,282
6.000% due 04/25/2037	781	489
6.250% due 08/25/2037	348	209

Countrywide Home Loan Mortgage Pass-Through Trust
3.527% due 03/25/2035	3,248	1,835
3.537% due 02/25/2035	500	319
4.723% due 08/25/2034	124	98
4.797% due 11/25/2034	426	375
4.822% due 04/20/2035	218	199

CS First Boston Mortgage Securities Corp.
3.857% due 03/25/2034	557	494
4.557% due 08/25/2033	477	474
5.077% due 07/25/2033	39	37
5.549% due 05/25/2032	22	21
6.500% due 04/25/2033	81	75

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	140	138
4.593% due 12/25/2033	294	277
5.357% due 08/25/2035	230	199

GMAC Mortgage Corp. Loan Trust
4.282% due 06/25/2034	59	41
5.500% due 09/25/2034	1,764	1,748

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	$45	$45

Greenpoint Mortgage Funding Trust
3.287% due 01/25/2047	460	438
3.387% due 01/25/2037	605	367
3.407% due 10/25/2046	1,600	660
3.417% due 04/25/2036	651	404

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	53	52

GSR Mortgage Loan Trust
4.496% due 03/25/2033	322	304
4.539% due 09/25/2035	401	343

Harborview Mortgage Loan Trust
3.210% due 07/19/2046	2,367	1,476
3.220% due 09/19/2037	961	586
3.220% due 01/19/2038	841	508
3.705% due 12/19/2036	1,027	566
5.145% due 07/19/2035	111	97
5.150% due 05/19/2033	475	447

Indymac Index Mortgage Loan Trust
3.397% due 09/25/2046	2,264	1,378
3.407% due 11/25/2046	1,903	840
5.048% due 12/25/2034	127	104

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,084	822
5.550% due 10/25/2036	1,069	837

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	1,300	1,132
6.465% due 11/15/2035	2,300	2,303

JPMorgan Mortgage Trust
4.376% due 11/25/2033	351	342
5.021% due 02/25/2035	695	606

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	150	149

MASTR Adjustable Rate Mortgages Trust
4.128% due 07/25/2034	293	283

MASTR Alternative Loans Trust
3.607% due 03/25/2036	379	208

Mellon Residential Funding Corp.
2.928% due 12/15/2030	820	762

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,200	1,006
6.156% due 08/12/2049	2,700	2,351

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	4,089	3,324
3.457% due 08/25/2036	327	227
6.013% due 02/25/2033	176	171

MLCC Mortgage Investors, Inc.
4.352% due 10/25/2035	1,699	1,587

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	1,184	675
3.387% due 06/25/2046	3,708	2,326
3.417% due 04/25/2046	405	261
3.437% due 05/25/2037	957	327
3.512% due 09/25/2046	800	169

Residential Asset Securitization Trust
3.657% due 12/25/2036	428	234
5.750% due 02/25/2036	589	465
6.250% due 10/25/2036	2,156	1,200
6.500% due 08/25/2036	1,000	552

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	206	178
6.500% due 03/25/2032	82	78

Sequoia Mortgage Trust
3.380% due 10/19/2026	409	373
3.538% due 07/20/2033	797	660

See Accompanying Notes	Semiannual Report	September 30, 2008	119

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	$224	$192
4.590% due 04/25/2034	515	461
5.210% due 09/25/2034	1,065	975

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	1,683	1,051
3.320% due 07/19/2034	231	182
3.397% due 07/25/2046	560	346
3.417% due 05/25/2046	926	569

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	7,172	6,345
5.572% due 10/15/2048	4,300	3,774

WaMu Mortgage Pass-Through Certificates
3.437% due 04/25/2045	1,332	874
3.467% due 11/25/2045	605	384
3.517% due 01/25/2045	623	416
3.555% due 03/25/2047	2,620	1,381
3.595% due 01/25/2047	972	529
3.747% due 12/25/2027	2,118	1,825
4.134% due 08/25/2034	1,501	1,282
4.229% due 03/25/2034	939	905
4.559% due 06/25/2033	159	155
5.760% due 03/25/2033	911	909
5.868% due 02/25/2037	2,582	2,180

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.615% due 04/25/2047	1,396	632
3.625% due 04/25/2047	886	378
3.795% due 07/25/2046	707	387

Wells Fargo Mortgage-Backed Securities Trust
4.616% due 06/25/2035	6,341	5,810

		124,724

MUNICIPAL BONDS & NOTES 1.5%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	5,000	4,579
5.000% due 12/01/2037	600	543

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.136% due 01/01/2014	270	159

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,200	793

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	285	267

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,600	4,535
6.500% due 06/01/2023	715	613

Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	900	822

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	94

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	370	240

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2017	200	205

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	620	621

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	$600	$32

		13,503

	SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
5.051% due 12/31/2049	130	1,326

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 45.2%

Fannie Mae
3.407% due 10/27/2037	$5,700	5,250
4.503% due 11/01/2034 (g)	4,811	4,850
4.942% due 12/01/2034 (g)	859	871
5.000% due 07/01/2018 - 04/01/2038 (g)	24,272	23,474
5.000% due 11/25/2032 - 11/01/2038	7,400	7,093
5.066% due 05/01/2035 (g)	546	545
5.352% due 03/01/2024 (g)	22	23
5.500% due 10/01/2017 - 09/01/2037 (g)	86,361	86,264
5.500% due 09/25/2024 - 11/01/2038	21,001	20,959
6.000% due 01/01/2036 - 07/01/2038 (g)	58,649	59,479
6.000% due 10/01/2038	9,050	9,159
6.470% due 09/25/2012	1,000	1,093
6.500% due 06/01/2029 - 10/01/2038	20,004	20,501
6.500% due 06/01/2034 - 10/01/2037 (g)	3,842	3,945
6.949% due 11/01/2023 (g)	10	10
9.000% due 04/01/2016	1	1
15.750% due 12/01/2011	0	1

Federal Farm Credit Bank
7.530% due 04/15/2009	475	486

Federal Home Loan Bank
5.750% due 08/15/2011	500	530
7.400% due 02/01/2021	134	135

Financing Corp.
0.000% due 12/27/2018	12,100	7,569

Freddie Mac
2.838% due 12/15/2030	534	525
4.278% due 10/25/2044	3,941	3,804
4.500% due 02/15/2020	8,278	8,203
5.000% due 12/15/2031	3,600	3,506
5.314% due 05/01/2023 (g)	58	59
5.332% due 04/01/2037 (g)	1,504	1,519
5.367% due 04/01/2037 (g)	139	140
5.500% due 02/01/2038 (g)	1,885	1,877
5.500% due 10/01/2038	45,000	44,712
5.714% due 02/01/2029 (g)	311	317

Ginnie Mae
3.088% due 02/16/2030	247	248
5.125% due 12/20/2023 - 12/20/2026 (g)	65	66
5.125% due 12/20/2025	8	8
5.250% due 01/20/2030 (g)	68	68
5.375% due 05/20/2022	3	3
5.375% due 05/20/2023 - 05/20/2030 (g)	329	333
5.625% due 07/20/2022 - 09/20/2026 (g)	156	158
6.000% due 08/20/2034 - 10/01/2038	37,469	37,781

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 10/01/2038	$61,000	$62,420
8.500% due 01/15/2030 - 11/15/2030	25	27
8.500% due 02/15/2030 - 02/15/2031 (g)	149	164

Small Business Administration
6.640% due 02/01/2011	108	110
7.640% due 03/01/2010	10	10

Tennessee Valley Authority
5.880% due 04/01/2036	3,900	4,320
7.140% due 05/23/2012	1,000	1,111

		423,727

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Strips
0.000% due 08/15/2024	3,500	1,686

Total United States (Cost $958,195)		877,194

SHORT-TERM INSTRUMENTS 8.4%

COMMERCIAL PAPER 0.0%

BNP Paribas
2.790% due 11/10/2008	$200	200

REPURCHASE AGREEMENTS 3.3%

Merrill Lynch & Co., Inc.
0.500% due 10/06/2008	23,635	23,635
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $23,786. Repurchase proceeds are $23,635.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	7,247	7,247
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 0.000% due 10/01/2008 valued at $7,395. Repurchase proceeds are $7,247.)

		30,882

U.S. TREASURY BILLS 5.1%
1.373% due 11/28/2008 - 12/26/2008 (b)(c)(d)(e)(f)	47,900	47,609

Total Short-Term Instruments (Cost $78,862)		78,691

PURCHASED OPTIONS (j) 1.3%
(Cost $8,395)		12,139

Total Investments 185.0% (Cost $1,827,615)		$1,732,402

Written Options (k) (1.2%) (Premiums $8,455)		(11,213)

Other Assets and Liabilities (Net) (83.8%)		(784,632)

Net Assets 100.0%		$936,557

120	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $992 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $13,541 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $1,588 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $297 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $176,413 at a weighted average interest rate of 2.264%. On September 30, 2008, securities valued at $183,714 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $8,249 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	9	$4
3-Month Canadian Bankers’ Acceptance March Futures	Short	03/2009	153	128
90-Day Euribor December Futures	Long	12/2008	320	105
90-Day Euribor June Futures	Long	06/2009	80	136
90-Day Euribor March Futures	Long	03/2009	434	487
90-Day Euribor March Futures Put Options Strike @ EUR 95.250	Short	03/2009	317	13
90-Day Eurodollar December Futures	Long	12/2008	731	(884)
90-Day Eurodollar December Futures	Long	12/2009	87	28
90-Day Eurodollar March Futures	Long	03/2009	225	(141)
90-Day Eurodollar March Futures	Long	03/2010	67	(26)
90-Day Eurodollar October Futures	Long	10/2008	398	(1,100)
Australia Government 3-Year Bond December Futures	Short	12/2008	258	(148)
Australia Government 10-Year Bond December Futures	Short	12/2008	85	(79)
Canada Government 10-Year Bond December Futures	Long	12/2008	3	(4)
Euro-Bobl December Futures	Short	12/2008	90	(168)
Euro-Bobl December Futures Put Options Strike @ EUR 100.000	Long	12/2008	327	0
Euro-Bobl December Futures Put Options Strike @ EUR 103.000	Long	12/2008	328	0
Euro-Bund 10-Year Bond December Futures	Short	12/2008	195	(183)
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 125.000	Long	12/2008	65	2
Euro-Schatz December Futures	Short	12/2008	562	(662)
Euro-Schatz December Futures Call Options Strike @ EUR 107.000	Long	12/2008	734	32
Japan Government 10-Year Bond December Futures	Short	12/2008	8	54
U.S. Treasury 5-Year Note December Futures	Short	12/2008	79	1
U.S. Treasury 10-Year Note December Futures	Long	12/2008	1,012	(2,396)
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	20	(52)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	84	19
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	242	83
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	410	193

				$(4,558)

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	(0.390%)	06/20/2014	DUB	0.722%		$500	$8	$0	$8
Akzo Nobel NV 4.250% due 06/14/2011	(0.290%)	06/20/2012	DUB	0.694%	EUR	600	11	0	11
American Electric Power Co., Inc. 5.250% due 06/01/2015	(0.450%)	06/20/2015	WAC	0.624%		$3,000	30	0	30
Anadarko Petroleum Corp. 6.125% due 03/15/2012	(0.330%)	03/20/2012	BCLY	0.927%		1,000	19	0	19
AutoZone, Inc. 5.500% due 11/15/2015	(0.920%)	06/20/2013	RBS	0.927%		3,000	0	0	0
AutoZone, Inc. 5.875% due 10/15/2012	(0.875%)	06/20/2013	BCLY	0.927%		2,000	4	0	4
AutoZone, Inc. 5.875% due 10/15/2012	(0.620%)	12/20/2012	BOA	0.880%		7,000	69	0	69
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%)	06/20/2017	BOA	1.055%		800	25	0	25
AutoZone, Inc. 5.875% due 10/15/2012	(0.680%)	12/20/2012	CITI	0.880%		800	6	0	6
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%)	06/20/2017	JPM	1.055%		400	13	0	13
Barclays Bank PLC 4.500% due 03/04/2019	(4.350%)	09/20/2013	DUB	4.294%	EUR	800	(4)	0	(4)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%)	03/20/2018	BNP	1.400%		$5,100	(288)	0	(288)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(0.770%)	03/20/2018	DUB	1.400%		1,000	45	0	45
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.275%)	03/20/2018	JPM	1.400%		5,500	(348)	0	(348)
Boston Scientific Corp. 6.000% due 06/15/2011	(0.510%)	06/20/2011	MLP	1.699%		1,000	30	0	30
Boston Scientific Corp. 6.400% due 06/15/2016	(2.060%)	06/20/2016	UBS	1.800%		1,700	(28)	0	(28)
Citigroup, Inc. 6.500% due 01/18/2011	(1.420%)	09/20/2013	BCLY	2.848%		3,800	219	0	219
Citigroup, Inc. 6.500% due 01/18/2011	(1.300%)	09/20/2018	CSFB	2.650%		10,000	903	0	903
Citigroup, Inc. 6.500% due 01/18/2011	(1.336%)	09/20/2018	DUB	2.650%		1,500	132	0	132

See Accompanying Notes	Semiannual Report	September 30, 2008	121

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%)	09/20/2011	BEAR	1.096%		$800	$14	$0	$14
Compass Group PLC 6.375% due 05/29/2012	(0.390%)	06/20/2012	MLP	0.542%	EUR	800	6	0	6
Computer Sciences Corp. 6.500% due 03/15/2018	(1.160%)	03/20/2018	BOA	0.671%		$3,000	(112)	0	(112)
Cox Communications, Inc. 6.750% due 03/15/2011	(0.200%)	03/20/2011	MSC	0.653%		700	7	0	7
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240%)	09/20/2011	RBS	0.409%		300	1	0	1
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	(0.350%)	06/20/2009	RBC	0.649%		1,000	2	0	2
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520%)	06/20/2010	BEAR	0.790%		300	1	0	1
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.620%)	09/20/2011	RBS	0.996%		400	4	0	4
Deutsche Bank AG 5.500% due 05/18/2011	(0.920%)	06/20/2013	BNP	1.530%		1,000	25	0	25
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	(0.230%)	06/20/2012	BEAR	0.679%		700	11	0	11
Exelon Corp. 4.900% due 06/15/2015	(1.260%)	06/20/2015	CITI	2.727%		3,000	229	0	229
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.290%)	03/20/2012	RBS	15.354%		1,900	607	0	607
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.520%)	06/20/2012	WAC	0.392%		600	(3)	0	(3)
Goldman Sachs Group, Inc. 5.250% due 06/01/2016	(0.310%)	06/20/2016	UBS	4.071%		1,100	214	0	214
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(1.130%)	03/20/2018	CITI	3.932%		5,000	822	0	822
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.370%)	03/20/2012	BEAR	0.442%		1,000	2	0	2
HCP, Inc. 5.950% due 09/15/2011	(0.610%)	09/20/2011	JPM	3.649%		300	24	0	24
Home Depot, Inc. 5.250% due 12/16/2013	(0.980%)	12/20/2013	MSC	1.601%		3,000	83	0	83
International Lease Finance Corp. 5.300% due 05/01/2012	(1.620%)	06/20/2012	JPM	9.625%		1,000	206	0	206
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130%)	03/20/2012	MLP	9.967%		1,000	241	0	241
International Lease Finance Corp. 6.625% due 11/15/2013	(1.540%)	12/20/2013	BCLY	8.310%		3,000	662	0	662
Johnson Controls, Inc. 5.250% due 01/15/2011	(0.240%)	03/20/2011	CSFB	1.177%		900	20	0	20
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	(0.310%)	03/20/2016	RBC	1.900%		1,600	153	0	153
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%)	03/20/2018	DUB	1.400%		600	29	0	29
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.740%)	03/20/2018	DUB	1.400%		2,600	123	0	123
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.730%)	03/20/2018	UBS	1.400%		1,700	81	0	81
Kaupthing Bank HF 5.750% due 10/04/2011	(0.490%)	12/20/2011	RBS	14.176%		900	259	0	259
Koninklijke DSM NV 4.000% due 11/10/2015	(0.365%)	06/20/2012	GSC	0.672%	EUR	900	13	0	13
Kraft Foods, Inc. 6.250% due 06/01/2012	(0.170%)	06/20/2012	BEAR	0.710%		$1,000	19	0	19
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.600%)	06/20/2018	DUB	Defaulted		3,000	2,534	0	2,534
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.552%)	06/20/2018	JPM	Defaulted		3,100	2,618	0	2,618
Lennar Corp. 5.950% due 10/17/2011	(5.750%)	12/20/2012	MLP	7.636%		900	48	0	48
Lockheed Martin Corp. 7.650% due 05/01/2016	(0.089%)	06/20/2012	MSC	0.239%		900	5	0	5
Loews Corp. 5.250% due 03/15/2016	(0.330%)	03/20/2016	BEAR	0.608%		300	5	0	5
Loews Corp. 8.875% due 04/15/2011	(0.120%)	06/20/2012	BOA	0.471%		400	5	0	5
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190%)	09/20/2009	BOA	1.574%		300	4	0	4
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	(0.590%)	09/20/2014	DUB	0.678%		3,000	13	0	13
Masco Corp. 5.875% due 07/15/2012	(0.580%)	09/20/2012	MSC	2.663%		300	21	0	21
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.580%)	06/20/2012	MLP	1.537%		1,400	45	0	45
Morgan Stanley 6.600% due 04/01/2012	(1.800%)	09/20/2018	BCLY	8.256%		4,300	1,212	0	1,212
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	(0.620%)	09/20/2011	DUB	1.798%		1,100	35	0	35
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(1.350%)	06/20/2010	GSC	0.583%		1,000	(12)	0	(12)
NiSource Finance Corp. 5.400% due 07/15/2014	(0.620%)	09/20/2014	BEAR	2.574%		300	28	0	28
Nordstrom, Inc. 6.250% due 01/15/2018	(1.120%)	03/20/2018	BOA	1.564%		3,000	93	0	93
Nucor Corp. 5.850% due 06/01/2018	(0.530%)	06/20/2018	GSC	1.158%		3,000	141	0	141
Progress Energy, Inc. 5.625% due 01/15/2016	(0.105%)	06/20/2012	MSC	0.393%		800	8	0	8
RadioShack Corp. 7.375% due 05/15/2011	(1.410%)	06/20/2013	GSC	1.742%		3,700	49	0	49
RadioShack Corp. 7.375% due 05/15/2011	(1.430%)	06/20/2013	RBS	1.742%		2,400	30	0	30
Rohm & Haas Co. 5.600% due 03/15/2013	(0.470%)	03/20/2013	DUB	0.333%		4,500	(26)	0	(26)
Ryder System, Inc. 3.500% due 03/15/2009	(0.110%)	03/20/2009	BCLY	0.296%		1,000	1	0	1
Ryder System, Inc. 6.000% due 03/01/2013	(0.850%)	03/20/2013	BOA	1.485%		3,000	75	0	75
Sara Lee Corp. 6.250% due 09/15/2011	(0.630%)	09/20/2011	RBS	0.452%		900	(5)	0	(5)
SCA Finans AB 4.500% due 07/15/2015	(0.250%)	06/20/2012	GSC	1.711%	EUR	1,000	68	0	68
Sealed Air Corp. 6.950% due 05/15/2009	(0.200%)	06/20/2009	BCLY	0.971%		$900	5	0	5

122	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Simon Property Group LP 6.125% due 05/30/2018	(0.947%)	06/20/2018	DUB	1.547%		$2,000	$87	$0	$87
Smith Group PLC 7.875% due 07/12/2010	(0.530%)	09/20/2010	RBS	0.598%	GBP	1,000	2	0	2
Spectra Energy Capital LLC 5.668% due 08/15/2014	(0.830%)	09/20/2014	BOA	1.270%		$3,000	67	0	67
Sprint Nextel Corp. 6.000% due 12/01/2016	(1.065%)	12/20/2016	BEAR	3.750%		700	105	0	105
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	(0.510%)	12/20/2014	DUB	2.249%		400	35	0	35
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.530%)	06/20/2018	JPM	2.503%		3,000	199	0	199
Turkey Government International Bond 11.875% due 01/15/2030	(2.700%)	09/20/2010	MSC	1.762%		200	(4)	0	(4)
United Utilities PLC 6.875% due 08/15/2028	(0.235%)	06/20/2012	DUB	0.822%	EUR	600	17	0	17
Verizon Communications, Inc. 5.500% due 04/01/2017	(0.900%)	06/20/2017	CITI	0.851%		$700	(3)	0	(3)
Viacom, Inc. 5.750% due 04/30/2011	(0.640%)	06/20/2011	MSC	1.250%		300	5	0	5
Viacom, Inc. 5.750% due 04/30/2011	(0.470%)	06/20/2011	UBS	1.250%		800	15	25	(10)
Vivendi 6.625% due 04/04/2018	(1.500%)	06/20/2018	JPM	1.495%		2,500	(2)	0	(2)
WEA Finance LLC 7.125% due 04/15/2018	(2.080%)	06/20/2018	HSBC	3.169%		3,000	204	0	204
Weatherford International Ltd. 5.500% due 02/15/2016	(0.560%)	03/20/2016	BOA	1.424%		1,600	83	0	83
XL Capital Finance Europe PLC 6.500% due 01/15/2012	(0.310%)	03/20/2012	BCLY	4.029%		400	43	0	43

							$12,442	$25	$12,417

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC 4.566% due 10/27/2015	1.760%	03/20/2013	BNP	2.537%	EUR	3,400	$(135)	$0	$(135)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.800%	09/20/2009	GSC	1.100%		$1,200	(3)	0	(3)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.980%	09/20/2013	HSBC	1.418%		2,600	(49)	0	(49)
Brazilian Government International Bond 12.250% due 03/06/2030	1.340%	08/20/2011	MLP	1.301%		9,000	24	0	24
Brazilian Government International Bond 12.250% due 03/06/2030	1.380%	08/20/2011	MSC	1.301%		6,500	24	0	24
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%		7,400	(15)	0	(15)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	3.950%	12/20/2012	BOA	28.844%		1,100	(477)	0	(477)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.500%	03/20/2009	CITI	22.138%		5,100	(310)	0	(310)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%		700	(85)	(35)	(50)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.400%	03/20/2009	JPM	22.138%		3,300	(202)	0	(202)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%		200	(6)	0	(6)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	09/20/2009	CITI	7.410%		500	(29)	0	(29)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%		400	(12)	0	(12)
GMAC LLC 6.875% due 08/28/2012	9.600%	03/20/2009	GSC	88.715%		2,100	(579)	0	(579)
HSBC Finance Corp. 7.000% due 05/15/2012	1.500%	06/20/2010	GSC	4.561%		1,600	(77)	0	(77)
JC Penney Corp., Inc. 8.000% due 03/01/2010	0.990%	09/20/2010	GSC	1.596%		500	(5)	0	(5)
JSC Gazprom 7.800% due 09/27/2010	1.330%	12/20/2008	CSFB	3.467%		1,500	(2)	0	(2)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%		2,100	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.300%	12/20/2008	HSBC	3.467%		5,900	(7)	0	(7)
JSC Gazprom 8.625% due 04/28/2034	1.330%	12/20/2008	MSC	3.467%		1,200	(1)	0	(1)
JSC Gazprom 9.625% due 03/01/2013	0.610%	05/20/2012	MLP	4.333%		1,200	(137)	0	(137)
Russia Government International Bond 7.500% due 03/31/2030	0.630%	12/20/2008	GSC	2.248%		5,900	(11)	0	(11)
Russia Government International Bond 7.500% due 03/31/2030	0.490%	02/20/2009	MSC	2.284%		6,100	(38)	0	(38)
SLM Corp. 5.125% due 08/27/2012	4.300%	03/20/2009	CITI	19.698%		700	(46)	0	(46)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%		3,000	(215)	0	(215)
SLM Corp. 5.125% due 08/27/2012	3.300%	03/20/2009	GSC	19.698%		300	(21)	0	(21)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%		1,500	(102)	0	(102)
SLM Corp. 5.125% due 08/27/2012	0.700%	06/20/2012	GSC	18.078%		600	(216)	0	(216)

See Accompanying Notes	Semiannual Report	September 30, 2008	123

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	DUB	0.397%	$23,300	$(121)	$0	$(121)
Spain Government Bond 5.500% due 07/30/2017	0.435%	03/20/2013	GSC	0.397%	11,900	20	0	20
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	JPM	0.397%	9,300	(48)	0	(48)

						$(2,884)	$(35)	$(2,849)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	MSC		$6,000	$433	$(42)	$475
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	CSFB		7,300	524	48	476
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	GSC	EUR	91,600	6,583	1,985	4,598
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	DUB		$7,700	420	289	131
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY		5,600	31	(44)	75
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB		1,300	7	18	(11)
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC		17,500	30	(590)	620
iTraxx Europe 9 Index	(1.750%)	06/20/2018	DUB	EUR	22,000	(1,214)	(2,134)	920
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BCLY		5,300	403	(35)	438
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BNP		2,300	175	(17)	192
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	HSBC		700	53	(5)	58
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	JPM		1,900	145	(10)	155

						$7,590	$(537)	$8,127

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	CSFB	$3,000	$(1,236)	$(966)	$(270)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	DUB	1,000	(307)	(376)	69
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	900	(5)	(8)	3

					$(1,548)	$(1,350)	$(198)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	2,300	$(71)	$(41)	$(30)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		2,800	(87)	(51)	(36)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		7,200	(179)	(73)	(106)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		900	(23)	(6)	(17)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		13,400	(334)	(179)	(155)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		2,300	(158)	(89)	(69)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	DUB		6,600	216	(72)	288
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	4,000	(1)	(4)	3
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		57,000	(23)	(59)	36

124	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$22,500	$184	$175	$9
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		276,300	(1,629)	(1,893)	264
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		69,100	(2,766)	(2,074)	(692)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		43,400	(1,738)	(1,779)	41
Receive	3-Month USD-LIBOR	5.000%	12/18/2015	BCLY		175,200	(210)	1,069	(1,279)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		11,300	(430)	(362)	(68)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		2,600	(98)	(86)	(12)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CSFB		30,700	(1,168)	(916)	(252)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		8,700	(332)	(284)	(48)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		800	(31)	(31)	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		71,400	(2,717)	(2,330)	(387)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		5,100	(185)	51	(236)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		33,400	(1,216)	269	(1,485)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		22,900	(833)	448	(1,281)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		300	(14)	(25)	11
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		4,200	(188)	(129)	(59)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		10,700	(477)	79	(556)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		3,200	(143)	(221)	78
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	26,100	519	(49)	568
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB		49,500	949	(596)	1,545
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	DUB		54,300	855	(188)	1,043
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	UBS		22,400	353	(101)	454
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB		6,800	188	(9)	197
Pay	6-Month AUD Bank Bill	7.000%	06/15/2014	DUB		11,000	282	266	16
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	CITI		22,300	382	(162)	544
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	UBS		20,000	342	(171)	513
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	MSC		3,700	(29)	96	(125)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	MSC	EUR	6,300	(76)	(75)	(1)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		29,400	(557)	(375)	(182)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		65,200	(358)	164	(522)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		18,700	(103)	132	(235)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		25,800	(141)	48	(189)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		10,000	(291)	(35)	(256)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		16,200	34	26	8
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		4,500	10	(11)	21
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		1,300	(49)	(33)	(16)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		9,200	(383)	(4)	(379)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY		6,300	(39)	(65)	26
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP		8,100	(50)	3	(53)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		61,600	(381)	(320)	(61)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		18,700	(116)	(157)	41
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	MSC		10,600	(66)	(207)	141
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	JPM		5,500	(87)	(94)	7
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		11,200	(102)	(792)	690
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		1,600	(14)	(114)	100
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		2,500	(257)	(40)	(217)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BNP		1,200	(124)	(9)	(115)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	CITI		1,300	(133)	(33)	(100)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		6,400	(658)	(125)	(533)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		6,800	(699)	(777)	78
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		1,300	(134)	(11)	(123)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	BCLY		2,600	(278)	(34)	(244)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	BNP		200	(21)	(2)	(19)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		8,100	(867)	(496)	(371)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	MSC		7,000	(749)	(474)	(275)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2012	GSC	GBP	2,700	(2)	(20)	18
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		4,900	(75)	(194)	119
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		2,200	(30)	9	(39)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		21,000	(286)	200	(486)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC		7,600	(104)	24	(128)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		6,900	(29)	(148)	119
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		27,000	(114)	(15)	(99)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		5,500	81	0	81
Pay	6-Month GBP-LIBOR	5.000%	03/18/2016	RBS		26,300	(28)	(4)	(24)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		4,100	(269)	(16)	(253)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		7,600	189	407	(218)
Pay	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		1,000	(83)	(69)	(14)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		2,000	(58)	(61)	3
Pay	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		1,567	264	157	107
Receive	6-Month JPY-LIBOR	2.035%	05/18/2010	GSC	JPY	360,000	(66)	0	(66)
Receive	6-Month JPY-LIBOR	1.300%	12/17/2010	DUB		2,040,000	(61)	44	(105)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		1,040,000	(37)	(14)	(23)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	BNP		930,000	57	17	40
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	DUB		2,170,000	132	42	90

See Accompanying Notes	Semiannual Report	September 30, 2008	125

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS	JPY	4,870,000	$298	$(169)	$467
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	MSC		8,220,000	1,145	(488)	1,633
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	RBS		310,000	44	(14)	58
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		5,020,000	(1,326)	(241)	(1,085)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		3,800,000	(1,003)	(57)	(946)
Receive	6-Month JPY-LIBOR	2.500%	12/20/2027	DUB		250,000	(150)	(39)	(111)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		470,000	17	(25)	42
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		780,000	(1,144)	(350)	(794)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$6,000	(141)	27	(168)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	9,000	(74)	(14)	(60)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		17,000	(134)	(17)	(117)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		14,200	(66)	10	(76)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		2,300	(90)	0	(90)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		500	(21)	0	(21)
Pay	France CPI ex-Tobacco Index	2.080%	06/15/2012	GSC		10,800	(413)	0	(413)

							$(21,076)	$(14,455)	$(6,621)

(j)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	109	$2	$1
Call - CBOT U.S. Treasury 5-Year Note December Futures	127.000	11/21/2008	126	1	1
Call - CBOT U.S. Treasury 10-Year Note December Futures	136.000	11/21/2008	1,916	35	30
Call - CBOT U.S. Treasury 30-Year Bond December Futures	140.000	11/21/2008	35	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	96.000	11/21/2008	50	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	2,806	51	44
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	293	5	5
Put - CBOT U.S. Treasury 30-Year Bond December Futures	91.000	11/21/2008	92	1	1

				$96	$83

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	27,000	$144	$148
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$270,000	1,458	2,164
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		109,200	1,087	2,654
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		42,500	427	1,033
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		96,500	1,131	1,485
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		243,600	2,524	1,891
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		18,600	190	452
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009		53,100	560	1,099

								$7,521	$10,926

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC EUR versus USD		$1.255	10/10/2008	EUR	70,000	$5	$33
Call - OTC EUR versus USD		1.367	05/19/2010		2,100	101	214
Put - OTC EUR versus USD		1.367	05/19/2010		2,100	101	151
Call - OTC EUR versus USD		1.375	05/21/2010		1,700	80	166
Put - OTC EUR versus USD		1.375	05/21/2010		1,700	80	129
Put - OTC GBP versus USD		1.495	10/08/2008	GBP	9,000	8	1
Call - OTC USD versus JPY	JPY	125.000	10/15/2008		$13,000	1	3
Call - OTC USD versus JPY		104.000	03/17/2010		4,000	192	168
Put - OTC USD versus JPY		104.000	03/17/2010		4,000	147	250

						$715	$1,115

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 10/01/2038	$106.000	10/07/2008	$10,000	$1	$0
Call - OTC Fannie Mae 5.500% due 12/01/2038	107.000	12/04/2008	16,000	2	0
Call - OTC Fannie Mae 6.000% due 10/01/2038	106.906	10/07/2008	40,000	5	0
Call - OTC Fannie Mae 6.000% due 12/01/2038	110.000	12/04/2008	30,800	4	0
Call - OTC Fannie Mae 6.500% due 10/01/2038	107.000	10/07/2008	21,800	3	0
Call - OTC Fannie Mae 6.500% due 12/01/2038	107.500	12/04/2008	24,000	3	0

126	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Options on Securities (Cont.)
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	$103.688	10/31/2008	$23,200	$3	$0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	118.000	10/31/2008	20,300	2	0
Call - OTC U.S. Treasury Note 4.250% due 11/15/2013	119.000	10/31/2008	38,200	5	0
Call - OTC U.S. Treasury Note 4.625% due 07/31/2012	115.500	10/10/2008	6,000	1	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	74.000	10/07/2008	8,000	1	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	2,000	0	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	89,500	10	1
Put - OTC Ginnie Mae 6.000% due 10/01/2038	85.000	10/15/2008	21,000	2	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	76.000	11/12/2008	21,000	2	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	55,900	6	1
Put - OTC Ginnie Mae 6.000% due 12/01/2038	81.000	12/11/2008	52,000	6	2
Put - OTC Ginnie Mae 6.500% due 10/01/2038	91.000	10/15/2008	21,000	2	1
Put - OTC Ginnie Mae 6.500% due 12/01/2038	86.000	12/11/2008	40,000	5	10

				$63	$15

(k)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	3,200	$73	$6
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		5,700	148	11
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		12,500	166	303
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		12,500	166	44
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		8,800	129	118
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$90,000	1,323	1,808
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		36,400	978	2,181
Call - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		7,800	117	325
Put - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		7,800	125	59
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		14,200	385	851
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		32,200	1,083	1,412
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		105,900	2,540	2,491
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		6,200	172	371
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009		17,700	514	936

								$7,919	$10,916

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC EUR versus USD		$1.390	10/07/2008	EUR	2,299	$20	$23
Put - OTC GBP versus USD		1.710	10/10/2008	GBP	9,338	91	33
Call - OTC USD versus JPY	JPY	104.000	03/17/2010		$1,400	74	59
Put - OTC USD versus JPY		104.000	03/17/2010		1,400	74	88

						$259	$203

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$96.922	10/24/2008	$16,000	$135	$36
Put - OTC Fannie Mae 5.500% due 11/01/2038	97.797	10/24/2008	9,000	61	33
Put - OTC Fannie Mae 5.500% due 11/01/2038	98.344	10/24/2008	1,000	6	0
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.406	10/24/2008	13,000	75	25

				$277	$94

Transactions in written call and put options for the period ended September 30, 2008:
	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	1,998	$329,000	AUD	18,000	EUR	15,000	GBP	4,500	$8,337
Sales	2,920	195,800		0		41,051		9,338	4,248
Closing Buys	(3,335)	(164,800)		(18,000)		(11,052)		(4,500)	(3,373)
Expirations	(1,583)	0		0		0		0	(757)
Exercised	0	0		0		0		0	0

Balance at 09/30/2008	0	$360,000	AUD	0	EUR	44,999	GBP	9,338	$8,455

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$1,985	$1,701	0.18%

See Accompanying Notes	Semiannual Report	September 30, 2008	127

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value (6)
Fannie Mae	5.500%	11/01/2038		$8,000	$7,834	$7,954
Fannie Mae	6.000%	10/01/2038		25,000	25,433	25,301
Fannie Mae	6.500%	10/01/2038		6,000	6,189	6,149
Japan Government Bond	2.500%	09/20/2036	JPY	120,000	1,123	1,175
U.S. Treasury Bonds	5.000%	05/15/2037		$3,500	3,949	3,953
U.S. Treasury Notes	2.500%	03/31/2013		3,100	3,044	3,054
U.S. Treasury Notes	3.250%	12/31/2009		23,200	23,513	23,784
U.S. Treasury Notes	3.500%	02/15/2018		2,700	2,632	2,662
U.S. Treasury Notes	4.250%	08/15/2013		20,300	21,480	21,685
U.S. Treasury Notes	4.250%	11/15/2013		38,200	40,290	41,233
U.S. Treasury Notes	4.500%	11/15/2015		29,760	31,970	32,385
U.S. Treasury Notes	4.500%	02/15/2016		2,500	2,688	2,684
U.S. Treasury Notes	5.125%	05/15/2016		32,100	35,533	35,968

					$205,678	$207,987

(6)	Market value includes $2,224 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	14,909	04/2009	$0	$(77)	$(77)
Buy	AUD	BCLY	571	10/2008	0	(33)	(33)
Sell		BCLY	100	10/2008	0	0	0
Buy		DUB	1,403	10/2008	0	(9)	(9)
Buy		MSC	572	10/2008	0	(24)	(24)
Sell		MSC	572	10/2008	0	(2)	(2)
Buy		UBS	1,278	10/2008	0	(8)	(8)
Sell		UBS	29,996	10/2008	2,066	0	2,066
Buy	BRL	BCLY	3,176	10/2008	0	(34)	(34)
Sell		HSBC	3,176	10/2008	91	0	91
Sell		CITI	966	12/2008	31	0	31
Buy		HSBC	4,922	12/2008	0	(100)	(100)
Sell		HSBC	5,896	12/2008	101	0	101
Buy		JPM	1,650	12/2008	0	(9)	(9)
Sell		JPM	7,279	12/2008	132	0	132
Buy		MSC	27,546	12/2008	0	(1,781)	(1,781)
Sell		MSC	12,037	12/2008	388	0	388
Sell		RBC	34	12/2008	1	0	1
Buy		UBS	403	12/2008	0	(9)	(9)
Sell		UBS	8,309	12/2008	197	0	197
Buy		RBC	34	06/2009	0	(1)	(1)
Sell	CAD	RBC	9,371	10/2008	99	0	99
Sell	CLP	HSBC	83,585	12/2008	22	0	22
Buy		JPM	66,358	05/2009	0	(21)	(21)
Buy	CNY	BCLY	21,618	11/2008	0	(37)	(37)
Buy		BCLY	31,663	05/2009	0	(279)	(279)
Buy		CITI	51,807	05/2009	0	(457)	(457)
Buy		HSBC	11,537	05/2009	0	(77)	(77)
Sell		HSBC	13,383	05/2009	46	0	46
Buy		JPM	23,323	05/2009	0	(188)	(188)
Buy		MSC	10,418	05/2009	0	(86)	(86)
Buy		BCLY	1,451	07/2009	0	(17)	(17)
Buy		DUB	18,327	07/2009	0	(203)	(203)
Buy		HSBC	2,420	07/2009	0	(27)	(27)
Buy		JPM	2,243	07/2009	0	(25)	(25)
Buy		BCLY	10,063	05/2010	0	(177)	(177)
Buy		MLP	11,346	05/2010	0	(194)	(194)
Buy	DKK	RBS	51,470	10/2008	0	(231)	(231)
Buy		BCLY	1,275	12/2008	2	0	2
Sell		MSC	52,082	12/2008	197	0	197
Sell	EUR	BOA	999	10/2008	61	0	61
Sell		CITI	162,603	10/2008	0	(641)	(641)
Buy		JPM	14,110	10/2008	0	(892)	(892)
Buy		UBS	151,413	10/2008	0	(8,443)	(8,443)
Sell		UBS	1,726	10/2008	101	0	101
Sell		HSBC	3,480	11/2008	39	0	39
Buy	GBP	BCLY	290	10/2008	0	(23)	(23)
Buy		HSBC	1,177	10/2008	0	(85)	(85)
Buy		MSC	353	10/2008	0	(25)	(25)
Buy		UBS	550	10/2008	0	(44)	(44)

128	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	UBS	3,184	10/2008	$252	$0	$252
Buy		UBS	28,180	11/2008	0	(972)	(972)
Sell	HKD	BCLY	156	10/2008	0	0	0
Buy		CITI	389	10/2008	0	0	0
Sell		CSFB	233	10/2008	0	0	0
Sell		DUB	209	10/2008	0	0	0
Buy		HSBC	28	10/2008	0	0	0
Sell		CITI	388	01/2009	0	0	0
Buy	HUF	BNP	530	11/2008	0	0	0
Buy	INR	BCLY	16,863	11/2008	0	(35)	(35)
Sell		BCLY	51,060	11/2008	63	0	63
Buy		DUB	37,696	11/2008	0	(126)	(126)
Sell		DUB	54,932	11/2008	70	0	70
Buy		HSBC	95,495	11/2008	0	(322)	(322)
Buy		JPM	120,921	11/2008	0	(413)	(413)
Sell		JPM	133,873	11/2008	179	0	179
Buy	JPY	BCLY	2,094,868	10/2008	0	(26)	(26)
Sell		BCLY	866,239	10/2008	18	(50)	(32)
Sell		CSFB	67,732	10/2008	0	(4)	(4)
Buy		DUB	28,199,735	10/2008	5,029	0	5,029
Sell		DUB	98,879	10/2008	0	(18)	(18)
Buy		RBS	87,539	10/2008	0	(11)	(11)
Buy		UBS	1,066,862	10/2008	142	0	142
Sell		UBS	1,833,799	10/2008	157	0	157
Sell		BCLY	2,094,868	11/2008	38	0	38
Sell	KRW	MLP	586,376	11/2008	30	0	30
Sell		BCLY	2,998,628	02/2009	351	0	351
Buy		MLP	3,520,912	02/2009	0	(511)	(511)
Buy	MXN	BCLY	149	11/2008	0	(1)	(1)
Sell		CITI	763	11/2008	2	0	2
Buy		HSBC	98	11/2008	0	0	0
Buy		JPM	98	11/2008	0	0	0
Buy		RBC	418	11/2008	0	(1)	(1)
Buy		CITI	763	05/2009	0	(2)	(2)
Buy	MYR	BCLY	13,953	11/2008	0	(393)	(393)
Sell		BCLY	15,863	11/2008	57	(11)	46
Buy		CITI	21,909	11/2008	0	(632)	(632)
Buy		DUB	23,840	11/2008	0	(695)	(695)
Sell		HSBC	8,544	11/2008	8	0	8
Sell		JPM	7,393	11/2008	55	0	55
Sell		MLP	9,257	11/2008	0	(12)	(12)
Sell	NZD	BCLY	1,351	10/2008	42	0	42
Buy	PHP	HSBC	37,000	11/2008	0	(51)	(51)
Buy		JPM	37,700	11/2008	0	(46)	(46)
Buy		BCLY	8,700	02/2009	0	(9)	(9)
Buy		DUB	4,200	02/2009	0	(6)	(6)
Buy		HSBC	10,480	02/2009	0	(11)	(11)
Buy		JPM	14,800	02/2009	0	(12)	(12)
Buy		MLP	3,300	02/2009	0	(4)	(4)
Buy		MSC	11,800	02/2009	0	(13)	(13)
Buy		RBS	3,300	02/2009	0	(4)	(4)
Buy		LEH	2,200	12/2010	0	(2)	(2)
Sell		LEH	2,200	12/2010	0	(1)	(1)
Buy	PLN	HSBC	145	05/2009	0	(5)	(5)
Buy	RUB	BCLY	135,218	11/2008	0	(243)	(243)
Sell		BCLY	106,919	11/2008	165	0	165
Sell		DUB	44,019	11/2008	75	0	75
Buy		HSBC	39,192	11/2008	0	(57)	(57)
Sell		HSBC	38,454	11/2008	52	0	52
Buy		HSBC	18,874	05/2009	0	(57)	(57)
Buy	SAR	JPM	12,489	04/2009	0	(50)	(50)
Sell	SEK	RBS	34,138	10/2008	222	0	222
Buy	SGD	BCLY	26	10/2008	0	(1)	(1)
Buy		CSFB	117	10/2008	0	(4)	(4)
Buy		DUB	60	10/2008	0	(2)	(2)
Buy		JPM	410	10/2008	0	(14)	(14)
Buy		UBS	120	10/2008	0	(4)	(4)
Sell		UBS	733	10/2008	2	0	2
Buy		BCLY	324	11/2008	0	(10)	(10)
Sell		BCLY	7,442	11/2008	10	0	10
Buy		BOA	150	11/2008	0	(6)	(6)
Buy		CITI	3,037	11/2008	0	(44)	(44)
Sell		DUB	2,165	11/2008	22	0	22
Buy		JPM	5,327	11/2008	0	(75)	(75)
Buy		UBS	882	11/2008	0	(8)	(8)

See Accompanying Notes	Semiannual Report	September 30, 2008	129

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TWD	BCLY	21,410	02/2009	$0	$(32)	$(32)
Buy		DUB	9,600	02/2009	0	(15)	(15)
Sell		HSBC	50,111	02/2009	50	0	50
Buy		MLP	15,300	02/2009	0	(21)	(21)
Buy		MSC	9,600	02/2009	0	(15)	(15)
Buy		UBS	4,900	02/2009	0	(8)	(8)
Buy	ZAR	UBS	2,858	12/2008	0	0	0
Sell		UBS	2,579	12/2008	10	0	10

					$10,675	$(19,324)	$(8,649)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,707,657	$24,745	$1,732,402
Short Sales, at value	0	(205,763)	0	(205,763)
Other Financial Instruments ++	(4,558)	(8,209)	(1,029)	(13,796)

Total	$(4,558)	$1,493,685	$23,716	$1,512,843

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$18,383	$22,895	$18	$14	$(10,292)	$(6,273)	$24,745
Other Financial Instruments ++	12	0	0	0	(789)	(252)	(1,029)

Total	$18,395	$22,895	$18	$14	$(11,081)	$(6,525)	$23,716

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

130	PIMCO Funds	See Accompanying Notes

Schedule of Investments GNMA Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.5%

Morgan Stanley
4.904% due 05/14/2010	$4,000	$2,922

Total Corporate Bonds & Notes (Cost $4,000)		2,922

U.S. GOVERNMENT AGENCIES 179.3%

Fannie Mae
4.000% due 08/01/2018 - 04/01/2023	3,418	3,268
4.500% due 03/01/2023 - 08/01/2023	14,465	14,112
5.000% due 01/01/2018 - 09/01/2038	106,748	104,281
5.000% due 04/01/2038 (f)	20,999	20,478
5.500% due 07/01/2021 - 10/01/2038	159,351	159,553
6.000% due 11/01/2028 - 10/01/2038	9,663	9,791
6.351% due 03/01/2018	12	12
6.500% due 09/01/2037 - 10/01/2038	2,207	2,264
9.000% due 07/01/2018	1	1

Federal Home Loan Bank
8.137% due 09/01/2040	13	13

Freddie Mac
4.500% due 06/01/2023	25,083	24,440
5.000% due 11/01/2036	4,359	4,254
5.208% due 05/01/2019	11	11
5.271% due 06/01/2030	16	16
5.500% due 04/01/2038 - 10/01/2038	4,270	4,250
5.700% due 05/01/2031	11	11
6.000% due 06/01/2038	200	203
7.500% due 08/15/2029 (a)	29	6

Ginnie Mae
2.688% due 01/16/2031 - 02/16/2032	2,872	2,870
2.738% due 08/16/2032	1,488	1,473
2.788% due 12/16/2026 - 08/16/2031	674	665
2.888% due 06/16/2027	192	192
2.938% due 11/16/2029	3,730	3,732
2.988% due 07/16/2028	127	127
3.000% due 05/16/2027 - 02/20/2034	4,475	4,422
3.038% due 04/16/2032	245	243
3.138% due 05/16/2029	427	425
3.586% due 01/16/2030 - 02/16/2030	11,456	11,600
3.625% due 02/20/2035	387	382
3.838% due 06/20/2030	1	1
4.500% due 08/20/2033 - 01/20/2034	2,856	2,782
4.750% due 01/20/2031 - 03/20/2032	325	327
5.000% due 09/15/2035 - 10/01/2038	87,414	85,735
5.125% due 12/20/2017 - 10/20/2030	13	13
5.250% due 02/20/2030	959	969
5.375% due 06/20/2021 - 05/20/2032	8,328	8,425
5.500% due 05/20/2016 - 10/01/2038	195,476	195,607

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 07/15/2033 - 09/15/2033 (f)	$49,184	$49,386
5.625% due 07/20/2018 - 09/20/2035	4,479	4,534
6.000% due 06/15/2009 - 10/01/2038	240,784	244,343
6.000% due 06/15/2038 (f)	45,283	46,028
6.500% due 12/15/2023 - 10/01/2038	132,724	135,802
7.500% due 10/15/2022 - 06/15/2033	4,245	4,528

Small Business Administration
5.600% due 03/01/2029	5,300	5,315
7.449% due 08/10/2010	25	26

Total U.S. Government Agencies (Cost $1,158,339)		1,156,916

U.S. TREASURY OBLIGATIONS 2.9%

U.S. Treasury Notes
4.000% due 08/15/2018	16,900	17,132
4.750% due 08/15/2017	1,300	1,413

Total U.S. Treasury Obligations (Cost $18,793)		18,545

MORTGAGE-BACKED SECURITIES 10.6%

Bear Stearns Commercial Mortgage Securities
5.405% due 12/11/2040	6,000	5,544
5.700% due 06/11/2050	4,000	3,410

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	6,882	5,480

Citigroup/Deutsche Bank Commercial Mortgage Trust
0.620% due 10/15/2048 (a)	174,007	3,078

Credit Suisse Mortgage Capital Certificates
0.775% due 09/15/2039 (a)	97,840	2,315
5.467% due 09/15/2039	12,200	10,752

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	63	58

GS Mortgage Securities Corp. II
0.987% due 01/10/2040 (a)	75,904	842

JPMorgan Alternative Loan Trust
2.970% due 06/27/2037	15,705	12,451

JPMorgan Chase Commercial Mortgage Securities Corp.
2.862% due 07/15/2019	7,066	6,728
5.305% due 01/15/2049	6,000	5,582

Merrill Lynch Countrywide Commercial Mortgage Trust
3.024% due 07/09/2009	8,000	7,297

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,703	1,523

Structured Asset Mortgage Investments, Inc.
3.360% due 09/19/2032	137	125

WaMu Mortgage Pass-Through Certificates
4.569% due 09/25/2033	3,454	3,453

Total Mortgage-Backed Securities (Cost $71,463)		68,638

ASSET-BACKED SECURITIES 7.6%

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	19	13

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Centex Home Equity
3.507% due 01/25/2032	$30	$28

Chase Issuance Trust
2.528% due 04/15/2013	698	672

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	29	25

Citibank Omni Master Trust
4.188% due 03/20/2013	5,000	4,990
4.288% due 12/23/2013	3,300	3,282

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,550	1,146

Ford Credit Auto Owner Trust
3.908% due 06/15/2012	6,000	5,848

Home Equity Asset Trust
3.807% due 11/25/2032	3	2

Massachusetts State Educational Financing Authority
2.864% due 10/25/2038	6,200	5,707

Saxon Asset Securities Trust
3.727% due 08/25/2032	12	12

SLM Student Loan Trust
4.173% due 04/25/2023	6,257	6,280

South Carolina Student Loan Corp.
3.311% due 09/02/2014	2,491	2,481
3.361% due 03/01/2018	6,500	6,354
3.561% due 03/02/2020	8,400	8,056
3.811% due 09/03/2024	4,300	4,096

Structured Asset Securities Corp.
3.497% due 01/25/2033	86	71

Total Asset-Backed Securities (Cost $50,553)		49,063

SHORT-TERM INSTRUMENTS 12.9%

COMMERCIAL PAPER 1.9%

Freddie Mac
2.500% due 11/24/2008	12,500	12,453

REPURCHASE AGREEMENTS 9.0%

Barclays Capital, Inc.
2.250% due 10/01/2008	58,000	58,000

(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $59,157. Repurchase proceeds are $58,004.)

U.S. TREASURY BILLS 2.0%
1.470% due 10/16/2008 - 12/26/2008 (b)(c)(d)(e)	13,100	13,004

Total Short-Term Instruments (Cost $83,515)		83,457

PURCHASED OPTIONS (i) 0.0%
(Cost $61)		6

Total Investments 213.8% (Cost $1,386,724)		$1,379,547

Other Assets and Liabilities (Net) (113.8%)		(734,169)

Net Assets 100.0%		$645,378

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $10,423 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

See Accompanying Notes	Semiannual Report	September 30, 2008	131

Schedule of Investments  GNMA Fund  (Cont.)

(d)	Securities with an aggregate market value of $298 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(e)	Securities with an aggregate market value of $495 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $55,403 at a weighted average interest rate of 2.738%. On September 30, 2008, securities valued at $110,134 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $1,272 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	340	$112
U.S. Treasury 10-Year Note December Futures	Long	12/2008	18	(18)
U.S. Treasury 10-Year Note December Futures	Short	12/2008	14	26

				$120

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	(2.250%)	12/25/2035	UBS	$2,000	$1,852	$0	$1,852
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	GSC	500	245	0	245

					$2,097	$0	$2,097

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	2.550%	12/25/2035	BEAR	$2,000	$(1,851)	$0	$(1,851)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	(0.540%)	07/25/2045	BEAR	$3,000	$2,293	$390	$1,903
CMBX.NA AAA 4 Index	(0.350%)	02/17/2051	BCLY	2,500	226	205	21

					$2,519	$595	$1,924

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	DUB	$3,600	$(3,397)	$(1,935)	$(1,462)
ABX.HE BBB 06-2 Index	2.420%	05/25/2046	GSC	2,150	(2,021)	(623)	(1,398)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	RBS	2,250	(2,123)	(1,227)	(896)

					$(7,541)	$(3,785)	$(3,756)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

132	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	$3,100	$(118)	$(99)	$(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI	2,300	(87)	(35)	(52)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB	3,700	(141)	(204)	63
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC	13,000	(495)	(525)	30
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM	1,150	(44)	(25)	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	14,600	(555)	(578)	23
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	33,400	(1,271)	(302)	(969)
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	5,000	373	10	363

						$(2,338)	$(1,758)	$(580)

(i)	Purchased options outstanding on September 30, 2008:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 12/01/2038	$72.000	12/04/2008	$127,000	$15	$0
Put - OTC Ginnie Mae 5.000% due 12/01/2038	72.000	12/11/2008	87,200	10	0
Put - OTC Ginnie Mae 5.500% due 12/01/2038	77.125	12/11/2008	35,000	4	2
Put - OTC Ginnie Mae 6.000% due 10/01/2038	85.000	10/15/2008	90,500	10	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	82.000	11/12/2008	185,000	22	4

				$61	$6

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (5)
Fannie Mae	5.000%	10/01/2023	$11,600	$11,662	$11,518
Fannie Mae	5.000%	10/01/2038	90,000	89,294	87,595
Fannie Mae	5.500%	10/01/2038	151,000	152,459	150,410
Fannie Mae	6.000%	10/01/2038	45,000	45,591	45,541
Fannie Mae	6.500%	10/01/2038	7,000	7,195	7,174
Freddie Mac	4.500%	12/01/2023	25,000	24,523	24,336
Ginnie Mae	5.500%	10/01/2038	10,900	10,973	10,892
Ginnie Mae	6.000%	10/01/2038	49,000	50,228	49,666
U.S. Treasury Notes	4.000%	08/15/2018	21,200	21,535	21,606
U.S. Treasury Notes	4.750%	08/15/2017	1,300	1,416	1,427

				$414,876	$410,165

(5)	Market value includes $124 of interest payable on short sales.

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,364,166	$15,381	$1,379,547
Short Sales, at value	0	(410,040)	0	(410,040)
Other Financial Instruments ++	120	(2,412)	245	(2,047)

Total	$120	$951,714	$15,626	$967,460

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$1,498	$13,959	$151	$(2)	$(225)	$0	$15,381
Other Financial Instruments ++	2,849	0	0	0	(2,604)	0	245

Total	$4,347	$13,959	$151	$(2)	$(2,829)	$0	$15,626

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	133

Schedule of Investments  High Yield Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.2%

AES Corp.
6.410% due 03/31/2010	$2,000	$1,900
6.410% due 04/30/2010	1,300	1,235
7.010% due 03/31/2010	2,700	2,565

Allison Transmission, Inc.
5.220% due 08/07/2014	2,711	2,253
5.240% due 08/07/2014	1,779	1,478
5.560% due 08/07/2014	404	336

Alltel Communications, Inc.
4.997% due 05/15/2015	11,000	10,633

Alltel Corp.
5.564% due 05/15/2015	6,000	5,797

Amadeus Global Travel Distribution S.A.
3.719% due 04/08/2012	3,371	2,697
4.486% due 04/08/2013	1,839	1,472
4.986% due 04/08/2014	1,817	1,463

Biomet, Inc.
6.762% due 03/25/2015	1,238	1,143

Calpine Corp.
5.685% due 03/29/2014	5,000	4,271

Community Health Systems, Inc.
4.000% due 07/25/2014	718	632
5.060% due 07/25/2014	10,644	9,366
5.954% due 07/25/2014	3,387	2,980

CSC Holdings, Inc.
4.569% due 03/30/2013	2,474	2,192
9.750% due 07/08/2013	7,850	7,536

Daimler Finance North America LLC
6.820% due 08/03/2012	61,906	42,050

Delphi Corp.
7.250% due 12/31/2008	1,000	977
8.500% due 12/31/2008	9,000	7,484

First Data Corp.
5.551% due 09/24/2014	545	468
5.552% due 09/24/2014	4,056	3,485
5.926% due 09/24/2014	3,866	3,316

Ford Motor Co.
5.490% due 12/16/2013	47,636	31,509

Georgia-Pacific Corp.
4.219% due 12/20/2012	354	314
4.551% due 12/20/2012	430	381
4.567% due 12/20/2012	4,956	4,392

Harrah’s Operating Co., Inc.
5.800% due 01/28/2015	980	790
6.762% due 01/28/2015	17	14

HCA, Inc.
6.012% due 11/18/2013	35,393	31,124

Headwaters, Inc.
8.270% due 04/30/2011	1,791	1,629

Health Management Associates, Inc.
5.512% due 02/28/2014	2,911	2,467

HealthSouth Corp.
4.990% due 03/10/2013	3,839	3,477
5.190% due 03/10/2013	71	64

Hertz Corp.
3.204% due 12/21/2012	795	710
3.990% due 12/21/2012	1,607	1,436
4.250% due 12/21/2012	2,262	2,021
4.690% due 12/21/2012	197	176

Idearc, Inc.
4.470% due 11/17/2014	340	201
4.800% due 11/17/2014	7,619	4,503

Ineos Group Holdings PLC
5.727% due 10/07/2012	1,626	1,358
5.952% due 10/07/2012	9,071	7,574

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Intelsat Bermuda Ltd.
5.291% due 02/01/2014	$20,750	$17,015

Las Vegas Sands Corp.
4.560% due 05/23/2014	1,653	1,258
5.520% due 05/23/2014	335	255

Lender Processing Services
6.204% due 06/18/2014	2,000	1,963

Local Insight
7.770% due 04/21/2015	4,750	4,140

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	15,720	11,224

Mylan Laboratories, Inc.
5.750% due 10/02/2014	3,367	3,140
7.062% due 10/02/2014	4,842	4,515

Northwest Airlines, Inc.
4.750% due 08/21/2013	4,410	3,813

NRG Energy, Inc.
2.701% due 02/01/2013	1,105	977
5.262% due 02/01/2013	3,190	2,819

NTL Investment
4.799% due 01/06/2013	1,627	1,488

Nuveen Investments, Inc.
5.469% due 11/01/2014	179	154
5.469% due 11/13/2014	3,629	3,124
5.472% due 11/01/2014	3,175	2,734

Nycomed A/S Term B2
5.051% due 12/20/2014	4,432	3,264

Nycomed A/S Term C2
5.801% due 12/20/2015	4,432	3,264

Quicksilver Resources, Inc.
7.750% due 08/05/2013	10,000	9,612

RH Donnelley Corp.
6.750% due 06/30/2011	1,380	1,226

Roundy’s Supermarket, Inc.
5.500% due 10/27/2011	9,327	8,550

Telesat Canada
5.580% due 10/31/2008	51	45
5.670% due 10/31/2008	258	232
5.670% due 10/22/2014	281	253
5.800% due 10/22/2014	2,938	2,641
5.800% due 10/31/2014	980	881
5.810% due 10/31/2008	28	25
5.810% due 10/22/2014	705	634
5.890% due 10/31/2014	84	76

Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014	3,197	2,709
6.302% due 10/10/2014	20,997	17,791
7.262% due 10/10/2014	231	196

Thompson Learning, Inc.
6.200% due 07/05/2014	28,413	23,370

Tribune Co.
5.412% due 05/30/2009	5,212	4,821
5.786% due 05/30/2014	4,834	2,574
5.786% due 06/04/2014	8,543	3,823

Univision Communications, Inc.
5.049% due 09/15/2014	17,852	11,577
6.250% due 09/15/2014	1,148	744

Verso Paper Holdings LLC
9.033% due 02/01/2013	986	917

VNU/Nielson Finance LLC
4.802% due 08/09/2013	5,404	4,691

Weather Investments II SARL
9.635% due 10/26/2014	3,000	2,950

West Corp.
8.500% due 10/24/2013	2,992	2,327

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wind Acquisition Finance S.A.
10.035% due 12/21/2011	$7,788	$7,746

Wrigley WM JR Co.
7.000% due 07/17/2014	8,500	8,355

Total Bank Loan Obligations (Cost $476,747)		395,782

CORPORATE BONDS & NOTES 77.2%

BANKING & FINANCE 19.4%

AES Ironwood LLC
8.857% due 11/30/2025	46,272	46,503

AES Red Oak LLC
8.540% due 11/30/2019	18,646	18,646
9.200% due 11/30/2029	2,795	2,739

American Express Bank FSB
5.500% due 04/16/2013	34,750	31,835

American Express Co.
7.000% due 03/19/2018	61,950	54,766

American Express Credit Corp.
5.875% due 05/02/2013	2,450	2,260

American General Finance Corp.
6.900% due 12/15/2017	8,200	3,807

American International Group, Inc.
2.833% due 01/29/2010	1,150	748
5.850% due 01/16/2018	18,900	9,501
8.175% due 05/15/2058	15,925	2,552
8.250% due 08/15/2018	52,100	30,310

ANZ National International Ltd.
6.200% due 07/19/2013	29,550	29,361

Bank of America Corp.
8.000% due 12/29/2049	113,025	89,581

Barclays Bank PLC
6.050% due 12/04/2017	19,175	17,865
7.434% due 09/29/2049	5,100	4,157
7.700% due 04/29/2049	48,525	42,764

Bear Stearns Cos. LLC
6.400% due 10/02/2017	2,825	2,643
6.950% due 08/10/2012	2,500	2,528
7.250% due 02/01/2018	1,000	964

Buffalo Thunder Development Authority
9.375% due 12/15/2014	2,650	1,126

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	4,643

Caelus Re Ltd.
9.061% due 06/07/2011	2,950	2,876

Citigroup Capital XXI
8.300% due 12/21/2077	17,075	12,726

Citigroup Funding, Inc.
2.080% due 08/31/2012	8,000	7,689

Citigroup, Inc.
5.500% due 04/11/2013	25,525	22,301
6.125% due 05/15/2018	11,775	9,766
8.400% due 04/29/2049	31,850	21,719

El Paso Performance-Linked Trust
7.750% due 07/15/2011	23,705	24,130

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	1,000	1,000
5.700% due 01/15/2010	1,625	1,245
7.000% due 10/01/2013	25,950	15,963
7.241% due 04/15/2012	7,000	6,472
7.375% due 10/28/2009	1,350	1,086
7.375% due 02/01/2011	3,704	2,463
7.800% due 06/01/2012	27,629	17,171
7.875% due 06/15/2010	500	382
8.000% due 12/15/2016	33,245	21,047

134	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.625% due 11/01/2010	$3,225	$2,288
12.000% due 05/15/2015	2,000	1,528

Forest City Enterprises, Inc.
7.625% due 06/01/2015	8,450	6,802

GMAC LLC
5.011% due 12/01/2014	500	231
5.850% due 01/14/2009	750	641
6.625% due 05/15/2012	1,925	816
6.750% due 12/01/2014	405	156
8.000% due 11/01/2031	19,010	7,174

Goldman Sachs Group, Inc.
3.011% due 03/02/2010	4,500	4,210
5.950% due 01/18/2018	13,050	10,784
6.150% due 04/01/2018	14,825	12,348
6.750% due 10/01/2037	42,700	28,520

HBOS PLC
6.750% due 05/21/2018	16,100	13,513

JPMorgan Chase & Co.
7.900% due 04/29/2049	32,050	27,054

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	16,830	15,452

KRATON Polymers LLC
8.125% due 01/15/2014	19,270	11,273

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	4,175	543
6.625% due 01/18/2012 (a)	1,375	179
6.750% due 12/28/2017 (a)	19,425	97
6.875% due 05/02/2018 (a)	18,975	2,467
7.500% due 05/11/2038 (a)	14,175	71

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	15,025	14,499
6.875% due 04/25/2018	37,875	33,566

Metropolitan Life Global Funding I
3.961% due 06/25/2010	5,000	4,994

Mirage Resorts, Inc.
7.250% due 08/01/2017	8,625	5,994

Morgan Stanley
2.902% due 05/07/2010	1,650	1,140
3.035% due 01/18/2011	2,325	1,516
4.904% due 05/14/2010	4,600	3,360
5.950% due 12/28/2017	53,100	33,316
6.000% due 04/28/2015	2,150	1,465

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	11,350	8,597

NSG Holdings LLC
7.750% due 12/15/2025	31,940	30,503

Nuveen Investments, Inc.
10.500% due 11/15/2015	2,350	1,821

Petroleum Export Ltd. II
6.340% due 06/20/2011	12,654	12,562

Petroplus Finance Ltd.
6.750% due 05/01/2014	1,750	1,488

Rabobank Capital Funding Trust
5.254% due 12/29/2049	8,035	6,932

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	16,050	11,972
7.640% due 03/31/2049	36,825	27,460

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	26,100	24,353

SLM Corp.
2.960% due 07/26/2010	5,950	4,515
5.000% due 04/15/2015	2,000	1,201
5.000% due 06/15/2018	1,000	550

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049	6,600	6,302

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Teco Finance, Inc.
6.572% due 11/01/2017	$5,734	$5,229

Tenneco, Inc.
8.125% due 11/15/2015	15,505	13,334
10.250% due 07/15/2013	4,050	4,182

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	6,003
7.500% due 07/18/2016	14,750	10,397

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,125	3,145
6.103% due 06/27/2012	7,000	6,294

UBS AG
2.789% due 07/23/2009	9,200	9,114
5.750% due 04/25/2018	26,825	23,372

UBS Preferred Funding Trust V
6.243% due 05/12/2049	9,200	7,095

Universal City Development Partners
11.750% due 04/01/2010	3,000	2,906

Universal City Florida Holding Co. I & II
7.551% due 05/01/2010	12,273	11,598
8.375% due 05/01/2010	7,900	7,663

Ventas Realty LP
6.500% due 06/01/2016	4,560	4,332
6.625% due 10/15/2014	4,325	4,174
6.750% due 04/01/2017	15,710	14,924
7.125% due 06/01/2015	10,250	10,224
9.000% due 05/01/2012	440	461

Wachovia Corp.
7.980% due 02/28/2049	100,900	42,226

Wells Fargo Capital XIII
7.700% due 12/29/2049	14,150	12,349

Wells Fargo Capital XV
9.750% due 12/29/2049	63,125	61,290

Wilmington Trust Co.
10.732% due 01/01/2013 (l)	4,960	5,281

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	14,351

		1,231,532

INDUSTRIALS 44.6%

Actuant Corp.
6.875% due 06/15/2017	14,780	14,189

Allied Waste North America, Inc.
5.750% due 02/15/2011	1,575	1,516
7.125% due 05/15/2016	5,975	5,602
7.250% due 03/15/2015	32,877	31,644

Allison Transmission, Inc.
11.000% due 11/01/2015	24,970	21,849

American Stores Co.
8.000% due 06/01/2026	32,000	30,100

AmeriGas Partners LP
7.125% due 05/20/2016	32,745	29,470
7.250% due 05/20/2015	21,570	19,737

ARAMARK Corp.
6.301% due 02/01/2015	3,950	3,476
8.500% due 02/01/2015	31,555	29,819

ArvinMeritor, Inc.
8.125% due 09/15/2015	47,765	37,018
8.750% due 03/01/2012	16,960	14,331

Berry Plastics Corp.
7.541% due 02/15/2015	20,100	17,990

Berry Plastics Holding Corp.
6.694% due 09/15/2014	1,165	821
8.875% due 09/15/2014	31,280	24,555

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Biomet, Inc.
10.000% due 10/15/2017	$36,417	$37,327
10.375% due 10/15/2017 (b)	30,440	30,288
11.625% due 10/15/2017	83,412	84,246

Bombardier, Inc.
6.750% due 05/01/2012	6,000	5,790

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	19,225	5,864

C8 Capital SPV Ltd.
6.640% due 12/29/2049	700	649
6.640% due 12/31/2049	3,800	3,563

Cascades, Inc.
7.250% due 02/15/2013	23,360	18,338

CCO Holdings LLC
8.750% due 11/15/2013	56,101	49,088

Celestica, Inc.
7.625% due 07/01/2013	7,000	6,405
7.875% due 07/01/2011	38,339	37,381

Chart Industries, Inc.
9.125% due 10/15/2015	8,865	9,131

Charter Communications Operating LLC
8.375% due 04/30/2014	2,675	2,374

Chesapeake Energy Corp.
6.875% due 01/15/2016	5,609	5,146
7.000% due 08/15/2014	12,210	11,477
7.250% due 12/15/2018	7,520	6,956
7.500% due 09/15/2013	2,950	2,869
7.500% due 06/15/2014	13,505	12,999
7.625% due 07/15/2013	4,280	4,109

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	4,883	3,687

Citic Resources Finance Ltd.
6.750% due 05/15/2014	2,975	2,268

Clorox Co.
4.200% due 01/15/2010	7,350	7,267

Colorado Interstate Gas Co.
5.950% due 03/15/2015	2,450	2,243

Community Health Systems, Inc.
8.875% due 07/15/2015	60,702	57,970

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	11,025	10,584
7.750% due 05/15/2017	9,595	9,163

Continental Airlines, Inc.
6.920% due 04/02/2013 (l)	16,025	14,602
7.373% due 06/15/2017	1,048	786
7.566% due 09/15/2021	2,729	2,210

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	18,495	14,981

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	2,625	2,599
7.750% due 11/15/2015	20,045	19,644

CSC Holdings, Inc.
6.750% due 04/15/2012	5,935	5,468
7.625% due 04/01/2011	45,020	43,444
7.625% due 07/15/2018	26,675	23,341
7.875% due 02/15/2018	1,525	1,350
8.500% due 06/15/2015	1,075	1,004

DaVita, Inc.
7.250% due 03/15/2015	26,171	24,993

Delta Air Lines, Inc.
7.779% due 07/02/2013	7,855	7,227

Dex Media West LLC
9.875% due 08/15/2013	25,739	16,023

Dex Media, Inc.
8.000% due 11/15/2013	5,500	2,558

See Accompanying Notes	Semiannual Report	September 30, 2008	135

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DirecTV Holdings LLC
8.375% due 03/15/2013	$1,975	$1,960

Dynegy Holdings, Inc.
6.875% due 04/01/2011	9,555	8,743
7.125% due 05/15/2018	6,005	4,564
7.500% due 06/01/2015	13,250	11,262
7.625% due 10/15/2026	3,985	2,929
8.750% due 02/15/2012	1,500	1,425

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	28,609	28,913

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	20,010	18,159

EchoStar DBS Corp.
6.375% due 10/01/2011	4,075	3,759
6.625% due 10/01/2014	1,525	1,228
7.000% due 10/01/2013	16,305	14,145
7.125% due 02/01/2016	79,629	64,300

El Paso Corp.
6.875% due 06/15/2014	650	603
7.000% due 05/15/2011	625	627
7.000% due 06/15/2017	39,020	35,032
7.250% due 06/01/2018	13,900	12,996
7.420% due 02/15/2037	1,375	1,100
7.750% due 06/15/2010	6,975	7,094
7.800% due 08/01/2031	29,497	24,949
8.050% due 10/15/2030	5,285	4,601

Enterprise Products Operating LP
7.034% due 01/15/2068	4,840	3,906
8.375% due 08/01/2066	29,815	27,661

Ferrellgas Partners LP
6.750% due 05/01/2014	2,950	2,419
7.240% due 08/01/2010 (l)	26,000	25,198
8.750% due 06/15/2012	11,920	10,251
8.870% due 08/01/2009 (l)	12,250	12,222

First Data Corp.
9.875% due 09/24/2015	96,825	76,129

Ford Motor Co.
7.125% due 11/15/2025	8,722	3,489
7.500% due 08/01/2026	20,800	8,736
9.215% due 09/15/2021	1,225	588

Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015	12,615	12,100
8.250% due 04/01/2015	13,075	12,862
8.375% due 04/01/2017	39,080	38,551

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	33,420	23,227
9.125% due 12/15/2014 (b)	9,215	5,852

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	25,050	25,426

Gaz Capital S.A.
8.146% due 04/11/2018	13,375	11,770

General Motors Corp.
7.400% due 09/01/2025	600	219
7.700% due 04/15/2016	4,230	1,703
8.250% due 07/15/2023	25,895	10,293

Georgia-Pacific LLC
7.000% due 01/15/2015	5,265	4,817
7.125% due 01/15/2017	12,800	11,488
7.250% due 06/01/2028	13,550	10,772
7.375% due 12/01/2025	28,210	22,921
7.750% due 11/15/2029	250	208
8.000% due 01/15/2024	62,090	54,950
9.500% due 12/01/2011	3,905	3,885

Goodyear Tire & Rubber Co.
6.678% due 12/01/2009	3,050	3,004
9.000% due 07/01/2015	22,238	22,127

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	31,143	16,039

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HCA, Inc.
7.190% due 11/15/2015	$21,417	$17,205
8.750% due 09/01/2010	2,853	2,824
9.000% due 12/15/2014	4,246	3,875
9.125% due 11/15/2014	16,145	15,741
9.250% due 11/15/2016	130,505	127,242
9.625% due 11/15/2016 (b)	575	548

Health Management Associates, Inc.
6.125% due 04/15/2016	3,715	2,991

Hertz Corp.
8.875% due 01/01/2014	68,886	59,759

Ineos Group Holdings PLC
8.500% due 02/15/2016	42,206	23,002

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,246

Intergen NV
9.000% due 06/30/2017	31,333	31,490

JET Equipment Trust
7.630% due 08/15/2012 (a)	1,431	5
9.410% due 06/15/2010 (a)	703	541
10.000% due 06/15/2012 (a)	5,326	4,207

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	16,939	17,362

Legrand France S.A.
8.500% due 02/15/2025	16,900	16,965

Lender Processing Services, Inc.
8.125% due 07/01/2016	400	392

Mattel, Inc.
3.219% due 06/15/2009	5,500	5,486

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,000	998

MGM Mirage
6.875% due 04/01/2016	24,365	17,847

Nalco Co.
8.875% due 11/15/2013	24,590	24,651

New Albertson’s, Inc.
6.570% due 02/23/2028	500	398
7.450% due 08/01/2029	24,275	21,667
7.750% due 06/15/2026	580	535

Norampac Industries, Inc.
6.750% due 06/01/2013	13,879	10,479

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	21,635	19,796

Nortel Networks Ltd.
7.041% due 07/15/2011	23,035	15,491
10.125% due 07/15/2013	47,945	30,805
10.750% due 07/15/2016	4,085	2,522

Northwest Airlines, Inc.
7.691% due 10/01/2018	6,712	5,303

Northwest Pipeline GP
7.125% due 12/01/2025	4,300	4,088

OPTI Canada, Inc.
8.250% due 12/15/2014	15,220	13,698

Quebecor Media, Inc.
7.750% due 03/15/2016	58,982	51,904

Qwest Communications International, Inc.
6.304% due 02/15/2009	475	471
7.500% due 02/15/2014	103,309	89,879

Reynolds American, Inc.
7.750% due 06/01/2018	4,555	4,501

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	3,604
8.875% due 01/15/2016	74,995	25,873
8.875% due 10/15/2017	33,005	11,387

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

RH Donnelley, Inc.
11.750% due 05/15/2015	$7,295	$4,486

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	10,840	10,352

Roundy’s, Inc.
5.500% due 10/27/2011	25	23
6.750% due 10/27/2011	466	427

Royal Caribbean Cruises Ltd.
7.250% due 06/15/2016	4,000	3,340
7.250% due 03/15/2018	4,925	3,965

SandRidge Energy, Inc.
6.416% due 04/01/2014	2,000	1,883
8.000% due 06/01/2018	1,300	1,124
8.625% due 04/01/2015	59,100	53,190

Sanmina-SCI Corp.
8.125% due 03/01/2016	16,655	14,240

Seagate Technology HDD Holdings
6.375% due 10/01/2011	25,765	25,443

SemGroup LP
8.750% due 11/15/2015 (a)	46,350	4,867

Sensata Technologies BV
8.000% due 05/01/2014	45,525	38,696

Service Corp. International
6.750% due 04/01/2015	2,200	1,930
7.375% due 10/01/2014	3,320	3,038
7.625% due 10/01/2018	5,275	4,747

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,382

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	5,300	4,426

Sonat, Inc.
7.000% due 02/01/2018	7,109	6,265

Station Casinos, Inc.
7.750% due 08/15/2016	12,068	6,607

Suburban Propane Partners LP
6.875% due 12/15/2013	14,657	13,045

Sungard Data Systems, Inc.
9.125% due 08/15/2013	52,866	47,844

SUPERVALU, Inc.
7.500% due 11/15/2014	4,000	3,900

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (l)	10,000	9,429

TRW Automotive, Inc.
7.000% due 03/15/2014	32,400	26,892
7.250% due 03/15/2017	19,935	15,848

United Airlines, Inc.
6.071% due 03/01/2013 (a)	1,193	1,123
6.201% due 12/31/2049 (a)	880	853
6.602% due 03/01/2015 (a)	1,112	1,078
7.032% due 10/01/2010	998	978

United Rentals North America, Inc.
6.500% due 02/15/2012	27,280	22,915

Unitymedia GmbH
10.375% due 02/15/2015	11,350	10,839

Verso Paper Holdings LLC
6.551% due 08/01/2014	2,805	2,328
9.125% due 08/01/2014	29,120	25,189

Videotron Ltee
9.125% due 04/15/2018	1,500	1,522

Waste Management, Inc.
6.875% due 05/15/2009	14,400	14,443

West Corp.
9.500% due 10/15/2014	30,345	23,366
11.000% due 10/15/2016	4,325	3,136

136	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Willamette Industries, Inc.
6.450% due 08/19/2009	$10,650	$10,661

Williams Cos., Inc.
6.375% due 10/01/2010	5,610	5,501
7.625% due 07/15/2019	9,340	9,207

Williams Partners LP
7.250% due 02/01/2017	6,100	5,678

Windstream Corp.
8.125% due 08/01/2013	5,000	4,775
8.625% due 08/01/2016	41,325	38,329

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	28,215	24,194

Xerox Corp.
7.125% due 06/15/2010	6,770	6,929

		2,824,942

UTILITIES 13.2%

AES Corp.
7.750% due 03/01/2014	3,950	3,693
7.750% due 10/15/2015	1,725	1,574
8.000% due 10/15/2017	12,345	11,203
8.000% due 06/01/2020	4,575	4,026
8.875% due 02/15/2011	730	723

Cablevision Systems Corp.
4.569% due 03/30/2013	6	6

Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028	2,000	1,430

Cincinnati Bell, Inc.
7.000% due 02/15/2015	1,530	1,293
7.250% due 07/15/2013	5,510	4,986

CMS Energy Corp.
3.741% due 01/15/2013	5,500	4,867

Edison Mission Energy
7.000% due 05/15/2017	4,000	3,620
7.200% due 05/15/2019	1,670	1,478
7.750% due 06/15/2016	5,620	5,311

Energy Future Holdings Corp.
10.875% due 11/01/2017	115,430	104,753
11.250% due 11/01/2017 (b)	4,400	3,740

Frontier Communications Corp.
6.250% due 01/15/2013	2,375	2,235
6.625% due 03/15/2015	2,045	1,708
7.000% due 11/01/2025	1,650	1,015
7.125% due 03/15/2019	38,045	30,436
7.450% due 07/01/2035	5,460	3,358
7.875% due 01/15/2027	1,875	1,416
9.000% due 08/15/2031	22,010	16,948
9.250% due 05/15/2011	675	678

Hawaiian Telcom Communications, Inc.
8.486% due 05/01/2013	5,865	1,144
9.750% due 05/01/2013	24,985	5,122

Homer City Funding LLC
8.734% due 10/01/2026	11,692	11,925

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	7,910	7,594

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	32,120	27,784

Knight, Inc.
5.150% due 03/01/2015	2,718	2,317
6.500% due 09/01/2012	7,852	7,440

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	17,720	16,657

Midwest Generation LLC
8.560% due 01/02/2016	63,758	65,671

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

NGPL Pipe Co. LLC
7.119% due 12/15/2017	$25,610	$24,331

NRG Energy, Inc.
7.250% due 02/01/2014	18,245	16,968
7.375% due 02/01/2016	66,635	60,138
7.375% due 01/15/2017	27,170	24,793

Oncor Electric Delivery Co.
7.250% due 01/15/2033	1,000	820

PetroHawk Energy Corp.
7.875% due 06/01/2015	1,800	1,575

PSEG Energy Holdings LLC
8.500% due 06/15/2011	47,705	48,527

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	10,933	10,277
7.900% due 08/15/2010	4,430	4,308

Qwest Corp.
6.069% due 06/15/2013	4,915	4,202
7.200% due 11/10/2026	9,976	7,382
7.500% due 06/15/2023	12,355	9,760
8.875% due 03/15/2012	16,955	16,701

Reliant Energy, Inc.
6.750% due 12/15/2014	51,624	44,397

Sierra Pacific Resources
6.750% due 08/15/2017	5,905	5,424
7.803% due 06/15/2012	13,825	14,034

Sprint Capital Corp.
6.375% due 05/01/2009	12,800	12,546
6.900% due 05/01/2019	34,610	26,869
7.625% due 01/30/2011	5,150	4,689
8.750% due 03/15/2032	24,800	19,385

Sprint Nextel Corp.
6.000% due 12/01/2016	22,410	17,282

Telesat Canada
11.000% due 11/01/2015	10,900	8,774
12.500% due 11/01/2017	6,200	5,177

Tenaska Alabama Partners LP
7.000% due 06/30/2021	19,341	17,521

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	37,995	34,480
10.500% due 11/01/2016 (b)	3,180	2,711

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	30,909	28,745

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	3,206

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (l)	3,046	3,228

		834,401

Total Corporate Bonds & Notes (Cost $5,866,949)		4,890,875

CONVERTIBLE BONDS & NOTES 1.8%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	11,950	5,870

ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	913

Chesapeake Energy Corp.
2.250% due 12/15/2038	18,500	12,811
2.500% due 05/15/2037	10,425	10,021

Citigroup Funding, Inc.
1.080% due 08/31/2012	5,000	4,668

CMS Energy Corp.
2.875% due 12/01/2024	14,290	14,880

Deutsche Bank AG
0.000% due 10/24/2008	4,525	1,838
0.450% due 08/31/2012	8,000	9,448

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
1.700% due 10/15/2012	$7,200	$6,133

Mylan, Inc.
1.250% due 03/15/2012	12,175	9,420

Nortel Networks Corp.
1.750% due 04/15/2012	3,500	1,803
2.125% due 04/15/2014	11,900	5,757

NovaMed, Inc.
1.000% due 06/15/2012	200	173

Prudential Financial, Inc.
1.189% due 12/15/2037	16,550	15,704

Qwest Communications International, Inc.
3.500% due 11/15/2025	14,275	12,187

Total Convertible Bonds & Notes (Cost $143,994)		111,626

MUNICIPAL BONDS & NOTES 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	168

Total Municipal Bonds & Notes (Cost $278)		168

U.S. GOVERNMENT AGENCIES 21.6%

Fannie Mae
5.000% due 10/01/2033 - 11/01/2038	577,017	561,252
5.500% due 09/01/2017 - 10/01/2038	689,453	686,761
5.500% due 02/01/2038 (g)	62,659	62,552

Freddie Mac
5.000% due 12/14/2018	9,300	8,758
5.500% due 10/01/2038	40,000	39,744

Ginnie Mae
6.000% due 10/01/2038	10,000	10,136

Total U.S. Government Agencies (Cost $1,362,373)		1,369,203

MORTGAGE-BACKED SECURITIES 3.4%

American Home Mortgage Assets
3.397% due 05/25/2046	3,565	2,301
3.397% due 09/25/2046	1,530	938
3.417% due 10/25/2046	4,620	1,802
3.555% due 02/25/2047	1,611	810
3.775% due 11/25/2046	26,094	13,136
6.250% due 06/25/2037	11,246	6,874

American Home Mortgage Investment Trust
5.660% due 09/25/2045	1,410	961

Banc of America Funding Corp.
5.357% due 11/20/2035	642	602

Banc of America Mortgage Securities, Inc.
5.436% due 02/25/2036	618	538

BCAP LLC Trust
3.377% due 01/25/2037	2,320	1,432

Bear Stearns Adjustable Rate Mortgage Trust
5.010% due 01/25/2035	482	431
5.474% due 05/25/2047	3,812	3,211
5.732% due 02/25/2036	546	417

Bear Stearns Alt-A Trust
3.427% due 12/25/2046	371	113

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	1,611	1,380

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	399	379

See Accompanying Notes	Semiannual Report	September 30, 2008	137

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.666% due 07/25/2046	$1,163	$903
6.014% due 09/25/2037	7,519	5,259

Countrywide Alternative Loan Trust
3.377% due 01/25/2037	700	322
3.382% due 12/20/2046	8,180	4,988
3.397% due 09/25/2046	3,129	1,735
3.398% due 07/20/2046	3,843	2,372
3.417% due 07/25/2046	693	440
3.437% due 08/25/2046	1,318	543
3.457% due 09/25/2046	700	263
3.457% due 10/25/2046	505	214
3.467% due 06/25/2035	370	235
3.477% due 05/25/2036	558	229
3.537% due 11/20/2035	1,623	1,039
3.577% due 02/25/2037	32,222	14,348
3.855% due 12/25/2035	2,059	1,258
3.977% due 11/25/2035	828	541
5.417% due 10/25/2035	490	423
5.750% due 03/25/2037	500	344
5.898% due 02/25/2037	3,173	2,215
6.000% due 11/25/2036	2,856	2,037
6.500% due 11/25/2037	1,393	943

Countrywide Home Loan Mortgage Pass-Through Trust
3.507% due 04/25/2046	737	303
5.431% due 02/25/2047	603	395
5.547% due 04/20/2036	563	453
5.613% due 02/20/2036	638	427
5.620% due 03/25/2037	579	410
6.092% due 09/25/2047	836	649

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.588% due 10/25/2035	476	311
5.869% due 10/25/2036	700	455
5.886% due 10/25/2036	700	454

Downey Savings & Loan Association Mortgage Loan Trust
3.350% due 07/19/2045	523	255

Greenpoint Mortgage Funding Trust
3.407% due 10/25/2046	800	330
3.407% due 12/25/2046	600	219
3.417% due 10/25/2046	800	200
3.477% due 09/25/2035	732	306

GSR Mortgage Loan Trust
3.467% due 08/25/2046	638	192
5.178% due 01/25/2036	1,703	1,496

Harborview Mortgage Loan Trust
3.210% due 07/19/2046	3,114	1,942
3.230% due 09/19/2046	1,722	1,047
3.378% due 08/21/2036	830	511
3.705% due 12/19/2036	4,449	2,451
5.750% due 08/19/2036	6,711	4,604
5.903% due 08/19/2036	799	538

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	1,356	735

Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	700	453

Indymac Index Mortgage Loan Trust
3.397% due 09/25/2046	2,360	1,436
3.407% due 06/25/2047	1,428	868
3.417% due 05/25/2046	497	303
3.447% due 07/25/2035	483	316
3.477% due 06/25/2037	761	320
5.369% due 01/25/2036	478	374
5.425% due 09/25/2035	514	350
5.490% due 10/25/2035	484	328
5.647% due 11/25/2035	18,837	13,231
5.975% due 06/25/2036	700	512

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	4,342	3,399

Luminent Mortgage Trust
3.377% due 12/25/2036	1,810	1,106
3.387% due 12/25/2036	1,021	644
3.407% due 10/25/2046	801	497

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	$1,115	$705
3.507% due 05/25/2047	800	278
3.547% due 05/25/2047	600	215

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	1,510	1,080

Merrill Lynch Mortgage Investors, Inc.
4.863% due 12/25/2032	808	798

Morgan Stanley Capital I
5.544% due 11/12/2049	700	541
5.692% due 04/15/2049	1,100	937

Morgan Stanley Mortgage Loan Trust
3.517% due 01/25/2034	151	107
5.417% due 06/25/2036	589	505

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	600	461

Residential Accredit Loans, Inc.
3.387% due 06/25/2046	10,783	6,764
3.437% due 05/25/2037	957	327
3.457% due 08/25/2037	1,086	593
3.537% due 03/25/2037	13,067	7,129
5.665% due 09/25/2035	537	419
6.500% due 07/25/2037	21,596	12,898

Residential Asset Securitization Trust
3.657% due 12/25/2036	1,711	935
6.250% due 10/25/2036	1,900	1,057
6.500% due 08/25/2036	2,400	1,324

Sequoia Mortgage Trust
5.765% due 01/20/2047	742	639

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	800	741

Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036	700	317
5.375% due 11/25/2035	493	355
5.429% due 09/25/2036	700	590
6.000% due 10/25/2037	611	403

Structured Asset Mortgage Investments, Inc.
3.387% due 09/25/2047	6,184	3,839
3.397% due 07/25/2046	4,058	2,506
3.417% due 05/25/2046	2,746	1,688
3.427% due 05/25/2046	1,349	831
3.427% due 09/25/2047	46,379	12,794
3.467% due 05/25/2046	661	277
3.507% due 08/25/2036	900	319

Suntrust Alternative Loan Trust
3.557% due 04/25/2036	10,676	5,737

TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037	600	433

WaMu Mortgage Pass-Through Certificates
2.990% due 11/25/2034	1,281	813
3.427% due 07/25/2046	643	504
3.555% due 02/25/2047	4,259	2,243
3.555% due 03/25/2047	3,446	1,816
3.595% due 01/25/2047	1,786	972
3.615% due 04/25/2047	2,631	1,522
3.617% due 11/25/2045	600	247
3.617% due 12/25/2045	600	252
3.665% due 07/25/2047	910	525
3.675% due 12/25/2046	1,626	862
3.948% due 01/25/2047	500	337
4.489% due 09/25/2033	1,002	969
5.342% due 01/25/2037	1,252	995
5.468% due 02/25/2037	4,563	3,838
5.542% due 04/25/2037	933	695
5.609% due 12/25/2036	919	658
5.613% due 12/25/2036	2,551	2,003
5.668% due 05/25/2037	1,874	1,697
5.711% due 02/25/2037	2,263	1,671
5.868% due 02/25/2037	2,674	2,258
5.931% due 09/25/2036	1,283	999

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.615% due 04/25/2047		$930	$421
3.825% due 05/25/2046		955	556

Wells Fargo Mortgage-Backed Securities Trust
5.594% due 07/25/2036		1,687	1,363

Total Mortgage-Backed Securities (Cost $225,399)			215,554

ASSET-BACKED SECURITIES 1.3%

Carrington Mortgage Loan Trust
3.327% due 02/25/2037		2,277	2,177

Credit-Based Asset Servicing & Securitization LLC
3.317% due 04/25/2036		3,836	3,726

Ford Credit Auto Owner Trust
3.908% due 06/15/2012		10,600	10,332

Franklin Auto Trust
4.768% due 06/20/2012		2,975	2,957

GSAA Trust
3.507% due 05/25/2047		700	270

GSAMP Trust
2.592% due 03/25/2047		2,440	2,288
3.277% due 12/25/2036		705	650

Lehman XS Trust
3.427% due 04/25/2046		560	312
3.437% due 06/25/2046		715	295
3.437% due 08/25/2046		652	289
3.447% due 09/25/2046		803	326
3.447% due 11/25/2046		769	313

Massachusetts State Educational Financing Authority
2.864% due 10/25/2038		4,000	3,682

MASTR Asset-Backed Securities Trust
3.417% due 11/25/2036		3,200	1,289

Merrill Lynch First Franklin Mortgage Loan Trust
3.327% due 07/25/2037		21,300	13,447

Morgan Stanley Mortgage Loan Trust
3.437% due 02/25/2037		600	238
3.567% due 04/25/2037		800	404
5.750% due 04/25/2037		567	470
6.000% due 07/25/2047		579	385

Novastar Home Equity Loan
3.307% due 03/25/2037		4,408	4,140

RAAC Series 2007-SP2
3.607% due 06/25/2047		700	438

Residential Asset Securities Corp.
3.317% due 04/25/2037		2,572	2,379

Structured Asset Securities Corp.
3.357% due 05/25/2037		13,309	12,021
3.507% due 06/25/2035		26,302	17,663

Total Asset-Backed Securities (Cost $80,590)			80,491

FOREIGN CURRENCY-DENOMINATED ISSUES 3.6%

Amadeus Global Travel Distribution S.A.
6.515% due 07/01/2013	EUR	446	514
7.015% due 07/01/2014		446	517
7.090% due 04/08/2013		5,188	5,980
7.590% due 04/08/2014		5,188	6,007

American International Group, Inc.
5.112% due 04/26/2011		5,500	4,707

Bombardier, Inc.
7.250% due 11/15/2016		13,225	16,803

Credit Agricole S.A.
4.130% due 11/29/2049		2,800	2,703

138	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Motors Corp.
8.375% due 07/05/2033	EUR	5,000	$2,710

Intesa Sanpaolo SpA
8.047% due 06/29/2049		7,700	9,106

Lighthouse International Co. S.A.
8.000% due 04/30/2014		15,975	13,719

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	4,133

Nordic Telephone Co. Holdings ApS
6.386% due 11/30/2013		3,385	4,414
6.636% due 11/30/2014		6,250	8,203
8.250% due 05/01/2016		18,275	21,611

OI European Group BV
6.875% due 03/31/2017		3,725	4,510

Prosieben Media AG
6.845% due 05/09/2015		4,000	4,221

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	12,683

Royal Bank of Scotland Group PLC
9.644% due 04/06/2011	GBP	5,866	9,272

Sensata Technologies BV
11.250% due 01/15/2014	EUR	14,000	16,835

Telenet Bidco
7.892% due 08/01/2015		20,000	26,203

Unitymedia GmbH
8.750% due 02/15/2015		1,000	1,221

Unitymedia Hessen GmbH & Co. KG
7.836% due 04/15/2013		700	877

UPC Broadband Holding BV
6.513% due 12/31/2014		13,916	15,945
7.008% due 12/31/2014		5,500	6,302

UPC Holding BV
7.750% due 01/15/2014		8,025	9,179
8.625% due 01/15/2014		14,550	17,104

Virgin Media Finance PLC
8.750% due 04/15/2014		4,000	4,350

Total Foreign Currency-Denominated Issues (Cost $266,896)			229,829

	SHARES	VALUE (000S)
COMMON STOCKS 0.0%

Pride International, Inc. (c)	40,570	$1,201

Reliant Energy, Inc. (c)	46,518	342

U.S. Airways Group, Inc. ‘A’	12,224	0

Total Common Stocks (Cost $1,824)		1,543

CONVERTIBLE PREFERRED STOCKS 1.2%

American International Group, Inc.
8.500% due 08/01/2011	102,200	878

Bank of America Corp.
7.250% due 12/31/2049	50,650	42,305

Citigroup, Inc.
6.500% due 12/31/2049	136,550	5,633

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	83,800	6,976

General Motors Corp.
5.250% due 03/06/2032	1,414,035	12,903

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)	6,700	5

Wachovia Corp.
7.500% due 12/31/2049	26,300	10,323

Total Convertible Preferred Stocks (Cost $123,396)		79,023

PREFERRED STOCKS 0.1%

Lehman Brothers Holdings, Inc.
3.327% due 05/30/2009 (a)	90,320	1,835

Merrill Lynch & Co., Inc.
3.327% due 05/20/2009	97,328	2,280

Total Preferred Stocks (Cost $9,277)		4,115

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 4.0%

CERTIFICATES OF DEPOSIT 0.2%

UBS AG
3.066% due 03/17/2009	$7,700	$7,700

Unicredito Italiano NY
3.088% due 05/15/2009	4,950	4,950

		12,650

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.100% due 10/01/2008	4,560	4,560
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $4,652. Repurchase proceeds are $4,560.)
1.000% due 10/01/2008	10,600	10,600
(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $10,817. Repurchase proceeds are $10,600.)

		15,160

U.S. TREASURY BILLS 3.6%
1.205% due 10/16/2008 - 12/26/2008 (d)(e)(f)	228,250	226,609

Total Short-Term Instruments (Cost $255,506)		254,419

PURCHASED OPTIONS (j) 1.3%
(Cost $47,088)		80,528

Total Investments 121.7% (Cost $8,860,317)		$7,713,156

Written Options (k) (1.1%) (Premiums $46,337)		(72,360)

Other Assets and Liabilities (Net) (20.6%)		(1,302,293)

Net Assets 100.0%		$6,338,503

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Non-income producing security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $4,724 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $215,552 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $50,000 at a weighted average interest rate of 3.000%. On September 30, 2008, securities valued at $54,151 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $19,999 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	865	$(337)
90-Day Eurodollar June Futures	Long	06/2009	3,540	4,545
90-Day Eurodollar March Futures	Long	03/2009	5,236	3,285
90-Day Eurodollar September Futures	Long	09/2009	3,143	3,191
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,570	4,199
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	2,219	4,885
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	202	573

				$20,341

See Accompanying Notes	Semiannual Report	September 30, 2008	139

Schedule of Investments  High Yield Fund  (Cont.)

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bombardier, Inc. 6.750% due 05/01/2012	(1.950%)	06/20/2012	RBS	1.827%	$6,000	$(28)	$0	$(28)
Chesapeake Energy Corp. 6.875% due 01/15/2016	(2.210%)	06/20/2017	RBS	3.621%	4,300	358	0	358
CMS Energy Corp. 6.875% due 12/15/2015	(1.550%)	03/20/2013	CSFB	2.030%	4,975	88	0	88
Flextronics International Ltd. 6.500% due 05/15/2013	(3.250%)	06/20/2013	GSC	3.546%	5,000	56	0	56
Ford Motor Co. 7.450% due 07/16/2031	(2.850%)	12/20/2008	MLP	10.419%	18,000	292	0	292
Gap, Inc. 10.050% due 12/15/2008	(1.020%)	09/20/2013	GSC	0.948%	10,000	(44)	0	(44)
HCA, Inc. 8.750% due 09/01/2010	(3.730%)	09/01/2010	BOA	3.600%	5,500	(29)	0	(29)
JPMorgan Chase & Co. 4.750% due 03/01/2015	(1.500%)	12/20/2018	DUB	1.400%	10,000	(76)	0	(76)
Knight, Inc. 6.500% due 09/01/2012	(1.470%)	09/20/2012	RBS	1.578%	5,000	18	0	18
RadioShack Corp. 7.375% due 05/15/2011	(2.050%)	09/20/2013	CSFB	1.767%	3,000	(38)	0	(38)
Teco Finance, Inc. 6.572% due 11/01/2017	(1.260%)	12/20/2017	RBS	1.934%	5,650	262	0	262
Tenet Healthcare Corp. 7.375% due 02/01/2013	(1.150%)	03/20/2009	UBS	2.686%	500	3	0	3
Univision Communications, Inc. 9.750% due 03/15/2015	(5.000%)	06/20/2009	CITI	13.787%	6,000	347	210	137
Williams Cos., Inc. 6.375% due 10/01/2010	(0.770%)	10/01/2010	CITI	0.788%	5,000	1	0	1
Windstream Corp. 8.125% due 08/01/2013	(2.780%)	09/20/2013	BOA	3.142%	5,000	71	0	71

						$1,281	$210	$1,071

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ARAMARK Corp. 8.500% due 02/01/2015	4.500%	09/20/2013	GSC	4.997%	$11,500	$(209)	$0	$(209)
Biomet, Inc. 0.000% due 09/25/2013	3.550%	03/20/2013	MSC	3.572%	1,500	0	0	0
Celestica, Inc. 7.625% due 07/01/2013	4.350%	09/20/2013	CITI	4.493%	950	(4)	0	(4)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.050%	06/20/2013	RBS	3.437%	7,500	(405)	0	(405)
Chrysler Financial 9.360% due 08/03/2012	5.250%	09/20/2012	DUB	20.000%	3,500	(685)	0	(685)
Community Health Systems, Inc. 8.875% due 07/15/2015	4.570%	09/20/2013	GSC	5.276%	24,700	(646)	0	(646)
CSC Holdings, Inc. 0.000% due 05/02/2012	3.650%	03/20/2013	MSC	3.345%	1,500	17	0	17
CSC Holdings, Inc. 7.625% due 04/01/2011	2.010%	06/20/2012	MSC	4.909%	1,000	(89)	0	(89)
CSC Holdings, Inc. 7.625% due 07/15/2018	2.080%	06/20/2012	MLP	4.909%	5,500	(480)	0	(480)
Dynegy Holdings, Inc. 8.375% due 05/01/2016	4.550%	09/20/2013	CITI	6.657%	625	(48)	0	(48)
El Paso Corp. 6.875% due 06/15/2014	2.550%	09/20/2013	CITI	3.191%	7,000	(177)	0	(177)
Ford Motor Co. 6.500% due 08/01/2018	5.000%	12/20/2008	MSC	10.419%	18,000	(195)	(270)	75
Ford Motor Co. 7.450% due 07/16/2031	4.850%	12/20/2010	MLP	26.136%	18,000	(5,956)	0	(5,956)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	1.800%	12/20/2008	CITI	24.026%	10,000	(481)	0	(481)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	1.450%	12/20/2008	CSFB	24.026%	12,000	(587)	0	(587)
Forest Oil Corp. 7.750% due 05/01/2014	2.250%	12/20/2012	CITI	3.248%	4,500	(159)	0	(159)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	5.000%	09/20/2013	CITI	10.738%	11,000	(2,006)	(1,155)	(851)
General Motors Corp. 7.125% due 07/15/2013	6.750%	12/20/2012	BOA	37.109%	3,000	(1,495)	0	(1,495)
General Motors Corp. 7.125% due 07/15/2013	5.750%	09/20/2012	CITI	37.684%	2,000	(1,028)	0	(1,028)
General Motors Corp. 7.125% due 07/15/2013	7.100%	09/20/2012	CITI	37.684%	20,000	(9,841)	0	(9,841)
General Motors Corp. 7.125% due 07/15/2013	6.700%	12/20/2012	GSC	37.109%	3,000	(1,497)	0	(1,497)
General Motors Corp. 7.125% due 07/15/2013	6.700%	12/20/2012	MLP	37.109%	6,150	(3,070)	0	(3,070)
Georgia-Pacific Corp. 0.000% due 12/20/2008	3.800%	03/20/2013	MSC	3.581%	1,500	13	0	13
Georgia-Pacific LLC 7.750% due 11/15/2029	5.150%	06/20/2013	BOA	4.976%	2,800	22	0	22
Georgia-Pacific LLC 7.750% due 11/15/2029	4.550%	09/20/2013	CITI	4.997%	4,000	(64)	0	(64)
Georgia-Pacific LLC 7.750% due 11/15/2029	4.700%	09/20/2013	CITI	4.997%	5,000	(50)	0	(50)
Georgia-Pacific LLC 7.750% due 11/15/2029	4.650%	06/20/2015	CITI	5.000%	350	(5)	0	(5)
Georgia-Pacific LLC 7.750% due 11/15/2029	3.400%	12/20/2012	MLP	4.926%	3,000	(153)	0	(153)
Georgia-Pacific LLC 7.750% due 11/15/2029	3.600%	12/20/2012	MLP	4.926%	5,000	(221)	0	(221)
GMAC LLC 6.875% due 08/28/2012	5.000%	09/20/2010	BOA	65.140%	2,700	(1,342)	(621)	(721)
GMAC LLC 6.875% due 08/28/2012	7.000%	12/20/2012	BOA	47.538%	2,500	(1,215)	0	(1,215)
GMAC LLC 6.875% due 08/28/2012	5.000%	09/20/2013	BOA	44.392%	75,000	(38,398)	(19,688)	(18,710)
GMAC LLC 6.875% due 08/28/2012	1.120%	12/20/2008	CITI	92.863%	10,650	(1,928)	0	(1,928)
GMAC LLC 6.875% due 08/28/2012	6.850%	12/20/2008	DUB	92.863%	3,650	(614)	0	(614)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2012	DUB	51.671%	3,000	(1,526)	(465)	(1,061)
GMAC LLC 6.875% due 08/28/2012	6.350%	12/20/2012	DUB	47.538%	3,650	(1,803)	0	(1,803)
GMAC LLC 6.875% due 08/28/2012	6.800%	12/20/2012	GSC	47.538%	5,000	(2,442)	0	(2,442)
GMAC LLC 6.875% due 08/28/2012	2.110%	03/20/2012	JPM	51.671%	10,000	(5,410)	0	(5,410)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2010	MLP	70.461%	1,500	(698)	(146)	(552)
GMAC LLC 6.875% due 08/28/2012	6.560%	12/20/2012	MSC	47.538%	11,500	(5,652)	0	(5,652)

140	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goodyear Tire & Rubber Co. 9.000% due 07/01/2015	3.650%	06/20/2013	CITI	5.530%	$3,800	$(252)	$0	$(252)
HCA, Inc. 6.375% due 01/15/2015	4.650%	09/20/2013	BOA	5.839%	3,000	(132)	0	(132)
HCA, Inc. 9.125% due 11/15/2014	2.000%	09/20/2012	CITI	4.480%	4,400	(348)	0	(348)
Lyondell Chemical Co. 10.500% due 06/01/2013	2.950%	12/20/2009	MLP	11.429%	5,000	(447)	0	(447)
Nalco Co. 7.750% due 11/15/2011	4.050%	09/20/2013	CITI	4.390%	1,050	(11)	0	(11)
Nalco Co. 7.750% due 11/15/2011	4.200%	09/20/2013	UBS	4.390%	4,750	(4)	0	(4)
Nortel Networks Corp. 4.250% due 09/01/2008	5.000%	03/20/2013	CITI	19.926%	24,000	(8,743)	(3,600)	(5,143)
NRG Energy, Inc. 7.250% due 02/01/2014	4.200%	09/20/2013	GSC	5.093%	6,875	(230)	0	(230)
NRG Energy, Inc. 7.250% due 02/01/2014	4.350%	09/20/2013	GSC	5.093%	8,250	(212)	0	(212)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	3.100%	12/20/2012	CSFB	6.379%	5,000	(532)	0	(532)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	3.350%	12/20/2012	CITI	6.379%	1,100	(108)	0	(108)
Reliant Energy, Inc. 6.750% due 12/15/2014	3.850%	09/20/2013	GSC	8.087%	21,100	(3,121)	0	(3,121)
RH Donnelley Corp. 8.875% due 01/15/2016	5.000%	03/20/2009	GSC	16.247%	3,000	(145)	(270)	125
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	0.740%	03/20/2009	BCLY	6.943%	12,500	(347)	0	(347)
Russia Government International Bond 7.500% due 03/31/2030	0.760%	02/20/2009	BCLY	6.940%	21,500	(485)	0	(485)
Sanmina-SCI Corp. 8.125% due 03/01/2016	4.220%	09/20/2012	CSFB	6.074%	1,000	(58)	0	(58)
Sanmina-SCI Corp. 8.125% due 03/01/2016	6.430%	06/20/2013	MLP	6.556%	3,000	(8)	0	(8)
SLM Corp. 5.125% due 08/27/2012	1.730%	06/20/2012	BOA	18.078%	9,000	(3,047)	0	(3,047)
Sprint Nextel Corp. 6.000% due 12/01/2016	7.150%	06/20/2009	BCLY	3.229%	7,000	209	0	209
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	BCLY	36.836%	6,400	(3,152)	(1,166)	(1,986)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	GSC	36.836%	7,625	(3,755)	(1,322)	(2,433)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	JPM	36.836%	3,000	(1,477)	(532)	(945)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	MLP	36.836%	5,900	(2,906)	(1,048)	(1,858)
Sungard Data Systems, Inc. 6.511% due 08/11/2011	3.800%	03/20/2013	MSC	4.552%	1,500	(34)	0	(34)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	4.500%	09/20/2013	DUB	6.739%	11,050	(898)	0	(898)
Univision Communications, Inc. 9.750% due 03/15/2015	5.000%	06/20/2013	CITI	22.270%	6,000	(2,447)	(1,320)	(1,127)

						$(123,217)	$(31,603)	$(91,614)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$7,200	$40	$(50)	$90
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	130,000	718	(1,156)	1,874
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	23,100	128	(254)	382
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	21,900	121	(243)	364

					$1,007	$(1,703)	$2,710

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 Index 25-35%	4.000%	12/20/2010	DUB	$3,000	$58	$0	$58
CDX.HY-9 Index 25-35%	4.530%	12/20/2010	MLP	51,800	1,584	0	1,584
CDX.HY-9 Index 25-35%	3.230%	12/20/2012	MLP	35,600	(3,728)	0	(3,728)
CDX.HY-9 Index 35-100%	1.550%	12/20/2010	MLP	9,589	83	0	83
CDX.HY-9 Index 35-100%	1.670%	12/20/2010	MLP	8,347	93	0	93
CDX.HY-10 Index 25-35%	6.520%	06/20/2013	MLP	2,000	(54)	0	(54)
CDX.IG-9 5 Year Index 30-100%	0.758%	12/20/2012	BCLY	9,000	122	0	122
CDX.IG-9 5 Year Index 30-100%	0.760%	12/20/2012	DUB	12,000	164	0	164
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	115,600	(639)	(1,618)	979

					$(2,317)	$(1,618)	$(699)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	Semiannual Report	September 30, 2008	141

Schedule of Investments  High Yield Fund  (Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	478,100	$(24,478)	$(1,047)	$(23,431)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		45,100	(2,283)	(325)	(1,958)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(112)	(4)	(108)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		288,400	(11,951)	(368)	(11,583)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		25,500	136	168	(32)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		30,500	162	106	56
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		27,100	144	189	(45)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$906,600	6,124	716	5,408
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		51,600	555	1,152	(597)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		103,100	1,110	2,227	(1,117)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	GSC		74,800	805	602	203
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		51,600	556	1,156	(600)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		34,100	367	211	156
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		118,900	1,280	785	495
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		30,700	(181)	(183)	2
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	GSC		29,650	1,187	987	200
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		13,300	506	332	174
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		26,700	(972)	265	(1,237)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		98,600	(3,589)	135	(3,724)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		6,300	(229)	(80)	(149)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		78,500	(2,854)	(371)	(2,483)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		71,400	(2,596)	764	(3,360)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		9,700	(353)	45	(398)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		800	(36)	(74)	38
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		116,700	(5,202)	4,433	(9,635)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		5,500	(245)	84	(329)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		1,100	(49)	(90)	41
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		7,000	(313)	237	(550)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		800	(36)	(76)	40
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		88,600	(3,949)	1,137	(5,086)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		30,600	(1,364)	(307)	(1,057)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	GSC	EUR	9,800	(46)	(86)	40
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	JPM		77,900	(366)	(723)	357
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	GSC		4,200	(149)	(70)	(79)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		35,600	(1,267)	(608)	(659)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2010	GSC	GBP	359,300	554	(619)	1,173
Pay	6-Month GBP-LIBOR	5.000%	03/18/2010	RBS		18,300	28	(35)	63
Pay	6-Month GBP-LIBOR	4.500%	09/17/2011	GSC		79,300	(2,543)	(1,443)	(1,100)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		135,000	(567)	(2,875)	2,308
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		8,500	(36)	(182)	146
Receive	6-Month GBP-LIBOR	5.250%	09/17/2018	GSC		29,200	(908)	637	(1,545)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		37,700	(6,363)	(3,874)	(2,489)
Pay	28-Day MXN TIIE	7.910%	05/14/2009	CITI	MXN	373,000	(109)	(1)	(108)
Pay	28-Day MXN TIIE	7.910%	05/14/2009	MSC		455,000	(132)	0	(132)

							$(59,764)	$2,927	$(62,691)

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	Motorola, Inc.	181,100	0.000%	$1,353	10/23/2008	MLP	$(59)
Receive	NRG Energy, Inc.	255,400	0.000%	9,376	10/23/2008	MLP	(3,110)
Receive	SandRidge Energy, Inc.	402,600	3.045%	18,669	10/23/2008	MLP	(10,888)

							$(14,057)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

142	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(j)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	$1,356,000	$12,068	$28,064
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	5,067
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	699,300	6,678	10,764
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	13,049
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	09/18/2009	2,010,500	18,874	23,584

							$47,088	$80,528

(k)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	1,023	$753	$620
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	1,023	450	1,316

				$1,203	$1,936

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	$452,000	$11,707	$23,894
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	68,100	2,109	3,600
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	233,100	6,573	10,224
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	210,500	6,508	11,128
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	09/18/2009	671,100	18,237	21,578

							$45,134	$70,424

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$2,330,900	$57,388
Sales	16,312	1,026,700	36,775
Closing Buys	(9,700)	(1,722,800)	(46,137)
Expirations	(4,566)	0	(1,689)
Exercised	0	0	0

Balance at 09/30/2008	2,046	$1,634,800	$46,337

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$15,012	$14,602	0.23%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,987	25,198	0.40%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003 - 06/03/2008	12,457	12,222	0.19%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,971	9,429	0.15%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,894	5,281	0.08%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,034	3,228	0.05%

				$71,355	$69,960	1.10%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	5.000%	10/01/2023	$800	$803	$792

See Accompanying Notes	Semiannual Report	September 30, 2008	143

Schedule of Investments  High Yield Fund  (Cont.)

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	BCLY	26,230	12/2008	$0	$(1,463)	$(1,463)
Sell		BCLY	5,975	12/2008	571	0	571
Sell		CITI	9,756	12/2008	387	0	387
Buy		CSFB	54,437	12/2008	0	(326)	(326)
Buy		GSC	1,663	12/2008	0	(112)	(112)
Sell		HSBC	9,371	12/2008	312	0	312
Sell		JPM	35,864	12/2008	2,442	0	2,442
Buy		MSC	88,635	12/2008	0	(6,342)	(6,342)
Sell		MSC	24,765	12/2008	824	0	824
Buy		UBS	70,501	12/2008	0	(6,693)	(6,693)
Sell		UBS	9,117	12/2008	269	0	269
Buy	CHF	MSC	697	12/2008	0	(7)	(7)
Buy	CNY	BCLY	22,489	07/2009	0	(256)	(256)
Buy		DUB	67,956	07/2009	0	(735)	(735)
Buy		HSBC	44,594	07/2009	0	(401)	(401)
Buy		JPM	92,668	07/2009	0	(1,019)	(1,019)
Sell	EUR	BCLY	2,270	10/2008	157	0	157
Buy		CITI	179,913	10/2008	709	0	709
Sell		CITI	179,913	10/2008	0	(586)	(586)
Sell		UBS	177,643	10/2008	9,905	0	9,905
Buy	GBP	BCLY	1,649	10/2008	0	(94)	(94)
Sell		UBS	36,800	11/2008	1,269	0	1,269
Sell	INR	CITI	3,229,605	11/2008	6,414	0	6,414
Buy		DUB	504,311	11/2008	0	(1,684)	(1,684)
Buy		HSBC	1,278,177	11/2008	0	(4,307)	(4,307)
Buy		JPM	1,447,117	11/2008	0	(5,169)	(5,169)
Sell	JPY	DUB	52,730	10/2008	0	(9)	(9)
Buy	MYR	BCLY	80,035	11/2008	0	(1,359)	(1,359)
Sell		BOA	31,420	11/2008	0	(41)	(41)
Buy		DUB	54,668	11/2008	0	(955)	(955)
Buy		JPM	53,154	11/2008	0	(926)	(926)
Buy	PHP	HSBC	743,000	11/2008	0	(1,028)	(1,028)
Buy		JPM	744,700	11/2008	0	(902)	(902)
Buy		BCLY	172,400	02/2009	0	(179)	(179)
Buy		DUB	83,800	02/2009	0	(113)	(113)
Buy		HSBC	207,440	02/2009	0	(225)	(225)
Buy		JPM	292,214	02/2009	0	(232)	(232)
Sell		JPM	536,474	02/2009	0	(166)	(166)
Buy		MLP	65,500	02/2009	0	(86)	(86)
Buy		MSC	231,600	02/2009	0	(262)	(262)
Buy		RBS	64,200	02/2009	0	(86)	(86)
Buy		LEH	43,700	12/2010	0	(48)	(48)
Sell		LEH	43,700	12/2010	0	(25)	(25)
Buy	RUB	HSBC	1,795,205	11/2008	0	(3,127)	(3,127)
Sell		HSBC	1,972,389	11/2008	8,255	0	8,255
Buy		UBS	663,323	11/2008	0	(1,151)	(1,151)
Sell		UBS	175,380	11/2008	226	0	226
Buy		BCLY	365,946	05/2009	0	(1,162)	(1,162)
Buy		UBS	487,266	05/2009	0	(1,536)	(1,536)
Buy	SGD	BCLY	47,245	11/2008	0	(2,001)	(2,001)
Sell		BCLY	924	11/2008	43	0	43
Buy		CITI	20,526	11/2008	0	(775)	(775)
Buy		CSFB	3,656	11/2008	0	(156)	(156)
Sell		JPM	13,027	11/2008	38	0	38
Buy		LEH	7,390	12/2010	0	(331)	(331)
Sell		LEH	7,390	12/2010	49	0	49

					$31,870	$(46,075)	$(14,205)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$2,421	$7,582,032	$128,703	$7,713,156
Short Sales, at value	0	(792)	0	(792)
Other Financial Instruments ++	20,341	(251,446)	(2,606)	(233,711)

Total	$22,762	$7,329,794	$126,097	$7,478,653

144	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$110,825	$15,147	$(497)	$46	$(9,212)	$12,394	$28,703
Other Financial Instruments ++	(1,183)	0	0	665	(713)	(1,375)	(2,606)

Total	$109,642	$15,147	$(497)	$711	$(9,925)	$11,019	$126,097

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	145

Schedule of Investments  Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

Daimler Finance North America LLC
6.820% due 08/03/2012	$495	$336

Ford Motor Co.
5.490% due 12/16/2013	249	165

Total Bank Loan Obligations (Cost $698)		501

CORPORATE BONDS & NOTES 17.5%

BANKING & FINANCE 6.2%

American Express Bank FSB
5.500% due 04/16/2013	250	229

American Express Co.
7.000% due 03/19/2018	325	287

American International Group, Inc.
5.850% due 01/16/2018	2,100	1,056
8.175% due 05/15/2058	1,075	172
8.250% due 08/15/2018	275	160

ANZ National International Ltd.
6.200% due 07/19/2013	175	174

Bank of America Corp.
6.000% due 09/01/2017	500	432
8.000% due 12/29/2049	3,525	2,794

Barclays Bank PLC
7.434% due 09/29/2049	100	82
7.700% due 04/29/2049	275	242

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,000	936
6.950% due 08/10/2012	137	139

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	20

Citigroup Capital XXI
8.300% due 12/21/2077	175	131

Citigroup, Inc.
5.500% due 04/11/2013	20	18
6.000% due 08/15/2017	500	424
8.400% due 04/29/2049	2,325	1,585

Credit Suisse New York
5.000% due 05/15/2013	4,000	3,711

El Paso Performance-Linked Trust
7.750% due 07/15/2011	250	255

Ferrellgas Escrow LLC
6.750% due 05/01/2014	67	55

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	150	150
7.375% due 10/28/2009	60	48
7.800% due 06/01/2012	125	78
8.625% due 11/01/2010	80	57

GMAC LLC
6.750% due 12/01/2014	80	31
6.875% due 08/28/2012	600	239
8.000% due 11/01/2031	160	60

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	75	62
6.150% due 04/01/2018	50	42
6.250% due 09/01/2017	500	419
6.750% due 10/01/2037	250	167

HBOS PLC
6.750% due 05/21/2018	100	84

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	250	230

KRATON Polymers LLC
8.125% due 01/15/2014	50	29

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	$25	$3
6.625% due 01/18/2012 (a)	100	13
6.750% due 12/28/2017 (a)	100	0
6.875% due 05/02/2018 (a)	100	13

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	75	72
6.875% due 04/25/2018	200	177

Morgan Stanley
5.950% due 12/28/2017	300	188

NSG Holdings LLC
7.750% due 12/15/2025	125	119

Petroplus Finance Ltd.
7.000% due 05/01/2017	30	25

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	400	298

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	93

SLM Corp.
2.960% due 07/26/2010	50	38

Tenneco, Inc.
8.125% due 11/15/2015	150	129

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	125	95

UBS AG
5.750% due 04/25/2018	100	87
5.875% due 12/20/2017	1,700	1,512

UBS Preferred Funding Trust V
6.243% due 05/12/2049	100	77

Universal City Florida Holding Co. I & II
7.551% due 05/01/2010	65	62
8.375% due 05/01/2010	50	48

Ventas Realty LP
6.625% due 10/15/2014	20	19
6.750% due 04/01/2017	175	166
7.125% due 06/01/2015	25	25

Wachovia Corp.
7.980% due 02/28/2049	600	251

Wells Fargo Capital XIII
7.700% due 12/29/2049	1,000	873

Wells Fargo Capital XV
9.750% due 12/29/2049	375	364

		19,345

INDUSTRIALS 8.9%

Actuant Corp.
6.875% due 06/15/2017	90	86

Allied Waste North America, Inc.
7.250% due 03/15/2015	215	207

Allison Transmission, Inc.
11.000% due 11/01/2015	170	149

American Stores Co.
8.000% due 06/01/2026	250	235

AmeriGas Partners LP
7.125% due 05/20/2016	230	207
7.250% due 05/20/2015	100	92

Anadarko Petroleum Corp.
5.950% due 09/15/2016	500	460

ARAMARK Corp.
6.301% due 02/01/2015	25	22
8.500% due 02/01/2015	175	165

ArvinMeritor, Inc.
8.125% due 09/15/2015	335	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Berry Plastics Corp.
7.541% due 02/15/2015	$155	$139

Berry Plastics Holding Corp.
8.875% due 09/15/2014	75	59

Biomet, Inc.
10.000% due 10/15/2017	340	348
10.375% due 10/15/2017 (b)	50	50
11.625% due 10/15/2017	365	369

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	150	46

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	438

Cascades, Inc.
7.250% due 02/15/2013	25	20

Celestica, Inc.
7.875% due 07/01/2011	310	302

Charter Communications Operating LLC
8.000% due 04/30/2012	70	63
8.375% due 04/30/2014	75	67

Chesapeake Energy Corp.
7.000% due 08/15/2014	100	94
7.250% due 12/15/2018	100	92
7.500% due 09/15/2013	50	49
7.500% due 06/15/2014	250	241

Colorado Interstate Gas Co.
5.950% due 03/15/2015	50	46

Comcast Corp.
5.900% due 03/15/2016	500	459

Community Health Systems, Inc.
8.875% due 07/15/2015	440	420

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	155	148

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	200	162

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	85	84

CSC Holdings, Inc.
6.750% due 04/15/2012	75	69
7.625% due 04/01/2011	25	24
7.625% due 07/15/2018	350	306

DaVita, Inc.
7.250% due 03/15/2015	275	263

Delhaize America, Inc.
8.050% due 04/15/2027	25	24

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	522

Dex Media West LLC
8.500% due 08/15/2010	150	133
9.875% due 08/15/2013	25	15

DirecTV Holdings LLC
8.375% due 03/15/2013	180	179

Dynegy Holdings, Inc.
6.875% due 04/01/2011	50	46
7.125% due 05/15/2018	25	19
7.500% due 06/01/2015	575	489

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	982

EchoStar DBS Corp.
6.375% due 10/01/2011	25	23
7.000% due 10/01/2013	145	126
7.125% due 02/01/2016	330	266

El Paso Corp.
7.800% due 08/01/2031	325	275
8.050% due 10/15/2030	25	22

146	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Enterprise Products Operating LP
7.034% due 01/15/2068	$50	$40
8.375% due 08/01/2066	320	297

Ferrellgas Partners LP
6.750% due 05/01/2014	100	82
8.750% due 06/15/2012	185	159

First Data Corp.
9.875% due 09/24/2015	515	405

Ford Motor Co.
9.215% due 09/15/2021	25	12

Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015	50	48
8.250% due 04/01/2015	150	147
8.375% due 04/01/2017	300	296

Freescale Semiconductor, Inc.
6.694% due 12/15/2014	25	17
8.875% due 12/15/2014	75	52

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	102

Gaz Capital S.A.
8.146% due 04/11/2018	100	88

General Motors Corp.
7.700% due 04/15/2016	170	68
8.250% due 07/15/2023	75	30

Georgia-Pacific LLC
7.000% due 01/15/2015	510	467
7.700% due 06/15/2015	215	198
8.000% due 01/15/2024	25	22
9.500% due 12/01/2011	25	25

Goodyear Tire & Rubber Co.
7.857% due 08/15/2011	125	122

HCA, Inc.
9.125% due 11/15/2014	250	244
9.250% due 11/15/2016	900	878

Hertz Corp.
8.875% due 01/01/2014	520	451

Ineos Group Holdings PLC
8.500% due 02/15/2016	275	150

Intergen NV
9.000% due 06/30/2017	175	176

Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	500	454

Meritor Automotive, Inc.
6.800% due 02/15/2009	30	30

MGM Mirage
6.625% due 07/15/2015	125	88

Nalco Co.
8.875% due 11/15/2013	75	75

New Albertson’s, Inc.
7.450% due 08/01/2029	125	111

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	305	279

Nortel Networks Ltd.
7.041% due 07/15/2011	525	353
10.125% due 07/15/2013	25	16

NPC International, Inc.
9.500% due 05/01/2014	100	82

OPTI Canada, Inc.
8.250% due 12/15/2014	90	81

President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,001

Quebecor Media, Inc.
7.750% due 03/15/2016	350	308

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Qwest Communications International, Inc.
7.500% due 02/15/2014	$275	$239

RH Donnelley Corp.
8.875% due 01/15/2016	245	85
8.875% due 10/15/2017	375	129

SandRidge Energy, Inc.
8.000% due 06/01/2018	525	454

Sanmina-SCI Corp.
8.125% due 03/01/2016	100	86

Seagate Technology HDD Holdings
3.631% due 10/01/2009	300	288

SemGroup LP
8.750% due 11/15/2015 (a)	250	26

Sensata Technologies BV
8.000% due 05/01/2014	300	255

Service Corp. International
7.625% due 10/01/2018	75	68

Sonat, Inc.
7.625% due 07/15/2011	200	203

Station Casinos, Inc.
7.750% due 08/15/2016	175	96

Suburban Propane Partners LP
6.875% due 12/15/2013	210	187

Sungard Data Systems, Inc.
9.125% due 08/15/2013	340	308

Time Warner Cable, Inc.
5.850% due 05/01/2017	500	441

Times Square Hotel Trust
8.528% due 08/01/2026	2,306	2,329

TRW Automotive, Inc.
7.000% due 03/15/2014	25	21
7.250% due 03/15/2017	300	238

United Airlines, Inc.
7.730% due 01/01/2012	74	73

United Rentals North America, Inc.
6.500% due 02/15/2012	190	160

UnitedHealth Group, Inc.
6.000% due 02/15/2018	3,300	2,990

Valero Energy Corp.
6.125% due 06/15/2017	500	469

Verso Paper Holdings LLC
9.125% due 08/01/2014	195	169

West Corp.
9.500% due 10/15/2014	220	169

Willamette Industries, Inc.
6.450% due 08/19/2009	50	50

Williams Cos., Inc.
7.625% due 07/15/2019	250	246

Windstream Corp.
8.625% due 08/01/2016	425	394

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	140	120

Xerox Corp.
7.125% due 06/15/2010	75	77

XTO Energy, Inc.
6.250% due 08/01/2017	500	472

		27,658

UTILITIES 2.4%

AES Corp.
8.000% due 10/15/2017	325	295
8.000% due 06/01/2020	50	44
8.875% due 02/15/2011	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
AT&T Corp.
8.000% due 11/15/2031	$250	$253

Cincinnati Bell, Inc.
7.000% due 02/15/2015	145	122

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	242

Edison Mission Energy
7.000% due 05/15/2017	75	68
7.200% due 05/15/2019	385	341
7.750% due 06/15/2016	25	24

Energy Future Holdings Corp.
10.875% due 11/01/2017	250	227
11.250% due 11/01/2017 (b)	75	64

Exelon Generation Co. LLC
6.200% due 10/01/2017	590	519

Frontier Communications Corp.
6.625% due 03/15/2015	50	42
7.125% due 03/15/2019	240	192

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	25	5

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	72
8.625% due 11/14/2011	25	25

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	285	246

Knight, Inc.
5.150% due 03/01/2015	50	43

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	120	113

NGPL Pipe Co. LLC
7.119% due 12/15/2017	100	95
7.768% due 12/15/2037	1,000	981

NRG Energy, Inc.
7.375% due 02/01/2016	710	641
7.375% due 01/15/2017	125	114

PSEG Energy Holdings LLC
8.500% due 06/15/2011	250	254

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	100	99
7.900% due 08/15/2010	50	48

Qwest Corp.
6.500% due 06/01/2017	400	322
7.875% due 09/01/2011	100	96
8.875% due 03/15/2012	150	148

Reliant Energy, Inc.
6.750% due 12/15/2014	100	86
7.875% due 06/15/2017	310	231

Sprint Capital Corp.
6.375% due 05/01/2009	50	49
6.900% due 05/01/2019	300	233
7.625% due 01/30/2011	25	23

Sprint Nextel Corp.
6.000% due 12/01/2016	160	123

Telesat Canada
11.000% due 11/01/2015	100	80

Tenaska Alabama Partners LP
7.000% due 06/30/2021	45	41

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	490	445
10.500% due 11/01/2016 (b)	100	85

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	160	149

		7,330

Total Corporate Bonds & Notes (Cost $64,641)		54,333

See Accompanying Notes	Semiannual Report	September 30, 2008	147

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.0%

Chesapeake Energy Corp.
2.500% due 05/15/2037	$100	$96

Total Convertible Bonds & Notes (Cost $106)		96

U.S. GOVERNMENT AGENCIES 88.6%

Fannie Mae
2.890% due 04/25/2023	18	18
2.980% due 03/25/2022	30	29
3.030% due 09/25/2022	15	14
3.080% due 01/25/2022	91	89
3.148% due 04/18/2028 - 09/18/2031	32	32
3.198% due 09/25/2022	16	16
3.327% due 03/25/2034	35	34
3.357% due 08/25/2034	21	20
3.407% due 10/27/2037	4,000	3,684
3.557% due 11/25/2032 - 03/25/2044	112	110
3.598% due 10/25/2008	1	1
3.607% due 06/25/2029 - 08/25/2036	156	152
3.718% due 11/01/2028	860	869
3.775% due 11/25/2021	19	19
3.825% due 07/25/2021	33	33
4.075% due 08/25/2022	15	15
4.079% due 11/01/2020	83	83
4.111% due 05/01/2034	442	445
4.160% due 04/01/2017	7	7
4.168% due 07/01/2017 - 07/01/2026	194	194
4.175% due 05/25/2022	15	15
4.183% due 08/01/2026	22	22
4.197% due 03/01/2020	13	13
4.211% due 01/01/2018	86	86
4.225% due 05/25/2018 - 10/25/2020	65	64
4.238% due 03/01/2034	106	107
4.274% due 12/01/2033	211	215
4.275% due 04/25/2021 - 10/25/2021	131	130
4.278% due 10/01/2044	25	25
4.333% due 01/01/2035	715	717
4.361% due 09/01/2017 - 03/01/2033	100	100
4.375% due 08/01/2018 - 12/01/2020	59	59
4.405% due 12/01/2027	40	40
4.478% due 10/01/2040	346	345
4.499% due 08/01/2033	258	259
4.518% due 11/01/2033	165	167
4.522% due 04/01/2033	17	17
4.556% due 11/01/2034	61	62
4.575% due 01/25/2024	50	50
4.611% due 08/01/2017	28	28
4.622% due 09/01/2035	73	74
4.675% due 11/25/2021	67	66
4.687% due 01/01/2035	314	316
4.708% due 10/01/2035	538	553
4.713% due 10/01/2034	635	641
4.776% due 11/01/2018	3	3
4.780% due 07/01/2017	9	9
4.857% due 07/01/2033	72	73
4.861% due 08/01/2017	19	19
4.945% due 02/01/2032	79	78
4.980% due 11/01/2020	16	16
4.983% due 01/01/2019	12	12
5.000% due 01/01/2016 - 08/25/2033	420	376
5.005% due 07/01/2036	107	108
5.015% due 08/01/2032	45	45
5.060% due 07/01/2032 - 08/01/2032	286	292

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.065% due 05/01/2033	$69	$71
5.087% due 04/01/2018	90	92
5.095% due 07/01/2032	449	458
5.170% due 07/01/2018	12	12
5.185% due 09/01/2018	36	36
5.193% due 08/01/2032	32	33
5.220% due 05/01/2024	123	125
5.232% due 06/01/2025	5	5
5.239% due 10/01/2025	2	2
5.250% due 05/01/2032	4	4
5.257% due 01/01/2018	11	11
5.259% due 03/01/2033	368	375
5.277% due 08/01/2032	27	27
5.295% due 10/01/2017	62	63
5.296% due 09/01/2024	9	10
5.307% due 10/01/2033	20	20
5.315% due 05/01/2024	54	55
5.320% due 04/01/2033	109	110
5.375% due 07/01/2025 - 02/01/2032	235	240
5.410% due 01/01/2029	220	219
5.435% due 09/01/2031	4	4
5.454% due 03/01/2034	162	164
5.467% due 07/01/2032	692	703
5.488% due 07/01/2019	106	107
5.489% due 03/01/2038	11	11
5.500% due 07/01/2017 - 06/01/2048	38,185	38,028
5.500% due 02/01/2038 - 07/01/2038 (e)	22,495	22,453
5.510% due 09/01/2022	33	33
5.545% due 07/01/2035	44	45
5.549% due 03/01/2016	7	8
5.572% due 09/01/2017	19	19
5.593% due 02/01/2033	69	70
5.607% due 05/01/2034	75	77
5.625% due 06/01/2017	13	13
5.690% due 07/01/2025	4	4
5.717% due 01/01/2018	10	10
5.728% due 05/01/2038	348	354
5.731% due 06/01/2032	379	389
5.750% due 09/01/2016 - 09/01/2017	40	40
5.777% due 08/01/2031	312	319
5.798% due 05/01/2018	51	52
5.845% due 05/01/2028	18	18
5.850% due 08/01/2036	30	31
5.858% due 01/01/2027	17	17
5.876% due 01/01/2033	145	148
5.883% due 03/01/2036	698	707
5.887% due 04/01/2032	140	143
5.922% due 02/01/2032	50	51
5.929% due 02/01/2033	78	79
5.982% due 02/01/2033	54	54
5.995% due 10/01/2036	134	137
5.998% due 12/01/2035	44	44
6.000% due 09/01/2034 - 09/01/2038	39,636	40,198
6.000% due 11/01/2037 - 07/01/2038 (e)	86,851	87,807
6.003% due 05/01/2033	663	670
6.011% due 04/01/2024	22	22
6.041% due 05/01/2019	14	14
6.054% due 03/01/2036	75	76
6.077% due 04/01/2028	27	28
6.107% due 12/01/2034	499	505
6.108% due 02/01/2028	5	5
6.121% due 06/01/2019	23	23
6.125% due 09/01/2024	59	59
6.211% due 12/01/2035	27	27
6.234% due 12/01/2027	7	7
6.240% due 11/01/2032	36	36
6.241% due 01/01/2033	95	96
6.250% due 11/01/2032	125	128
6.251% due 11/01/2029	103	105
6.258% due 01/01/2028	5	5
6.261% due 10/01/2032	61	61

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.314% due 08/01/2036	$377	$385
6.320% due 12/01/2031	48	49
6.323% due 11/01/2029	82	84
6.359% due 12/01/2032	69	71
6.377% due 09/01/2030	129	132
6.395% due 09/01/2031	169	176
6.403% due 12/01/2032	132	135
6.500% due 06/25/2028 - 10/25/2031	659	681
6.526% due 12/01/2032	48	48
6.590% due 10/01/2025	86	87
6.611% due 04/01/2027	142	146
6.758% due 09/01/2033	36	37
6.850% due 12/18/2027	53	55
6.900% due 05/25/2023	222	232
7.000% due 07/25/2022 - 07/01/2034	1,807	1,899
7.000% due 08/01/2036 (e)	3,464	3,599
7.012% due 11/01/2033	97	99
7.075% due 01/01/2018	3	3
7.125% due 10/01/2032	283	286
7.250% due 09/01/2024	218	223
7.275% due 09/01/2032	39	39
7.500% due 07/25/2022 - 06/25/2042	516	550
7.548% due 10/01/2025	5	5
7.660% due 05/01/2015	953	1,017
8.000% due 04/25/2021 - 07/25/2022	126	131
8.600% due 08/25/2019	414	447

Freddie Mac
4.000% due 02/15/2017	186	186
4.001% due 05/01/2035	388	391
4.072% due 09/01/2033	716	727
4.159% due 07/01/2037	223	221
4.168% due 06/01/2019	29	30
4.375% due 01/01/2020	35	36
4.377% due 01/01/2035	20	21
4.478% due 07/25/2044	45	41
4.874% due 11/01/2017	43	44
4.875% due 04/01/2017	412	415
4.879% due 06/01/2033	67	67
4.884% due 08/01/2034	6	6
5.015% due 08/01/2034	275	277
5.085% due 08/01/2017	14	14
5.113% due 08/01/2030	63	64
5.125% due 07/01/2017	49	49
5.135% due 05/01/2033	63	64
5.153% due 07/01/2033	71	72
5.208% due 05/01/2019	11	11
5.229% due 09/01/2023	48	49
5.236% due 06/01/2019	71	71
5.250% due 04/01/2036	81	83
5.258% due 02/01/2036	159	162
5.327% due 09/01/2024	41	41
5.330% due 01/01/2035	423	433
5.333% due 04/01/2032	127	130
5.464% due 09/01/2034	379	389
5.482% due 09/01/2037	26	26
5.495% due 03/01/2031	165	168
5.500% due 11/15/2024 - 02/01/2038	13,055	12,999
5.523% due 09/01/2037	71	72
5.542% due 04/01/2036	110	112
5.570% due 05/01/2037	100	102
5.576% due 05/01/2029	177	180
5.624% due 07/01/2033	274	276
5.671% due 01/01/2035	338	340
5.684% due 11/01/2029	786	800
5.692% due 02/01/2018	56	56
5.702% due 06/01/2037	13	13
5.712% due 04/01/2033	8	8
5.726% due 12/01/2037	39	40
5.767% due 09/01/2037	31	32
5.781% due 02/01/2015	81	83
5.806% due 08/01/2037	28	28

148	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.836% due 11/01/2031	$113	$116
5.844% due 01/01/2037 - 08/01/2037	603	614
5.851% due 09/01/2033	35	36
5.872% due 08/01/2037	14	14
5.873% due 11/01/2036	18	19
5.896% due 07/01/2034	387	393
5.917% due 08/01/2036	30	31
5.940% due 02/01/2033	10	11
5.969% due 09/01/2036	24	25
5.975% due 09/01/2037	66	67
5.978% due 09/01/2032	221	224
6.000% due 03/15/2017 - 12/01/2023	2,413	2,465
6.065% due 03/01/2025	86	88
6.109% due 10/01/2026	10	10
6.112% due 08/01/2024	36	36
6.133% due 07/01/2025	135	137
6.137% due 07/01/2024	17	16
6.155% due 12/01/2034	90	92
6.179% due 05/01/2019	533	537
6.251% due 03/01/2032	892	915
6.291% due 08/01/2035	36	37
6.374% due 10/01/2035	661	665
6.446% due 01/01/2033	35	36
6.472% due 02/01/2037	110	114
6.487% due 03/01/2025	3	3
6.494% due 01/01/2033	35	36
6.500% due 11/15/2021 - 10/01/2024	545	563
6.501% due 11/01/2035	353	366
6.724% due 10/01/2032	148	150
6.750% due 01/15/2024	57	59
6.799% due 02/01/2026	134	136
6.842% due 09/01/2031	365	371
6.862% due 09/01/2037	1,728	1,767
6.867% due 09/01/2018	45	45
7.000% due 10/15/2013 - 12/01/2047	6,814	7,079
7.003% due 12/01/2033	518	524
7.033% due 11/01/2031	130	132
7.179% due 05/15/2023	79	76
7.500% due 09/01/2011 - 01/15/2023	1,419	1,479
8.500% due 06/15/2031	628	681
9.000% due 09/15/2020 - 02/15/2021	450	485
9.500% due 03/15/2020	23	23

Ginnie Mae
4.000% due 01/20/2035	14	14
4.750% due 01/20/2032 - 03/20/2032	467	469
5.000% due 10/20/2030 - 12/20/2033	285	287
5.125% due 10/20/2025 - 12/20/2026	37	37
5.250% due 02/20/2029	57	58
5.375% due 06/20/2022 - 06/20/2032	994	1,005
5.500% due 04/20/2037	54	46
5.625% due 08/20/2027 - 10/20/2029	267	270
6.100% due 06/15/2028 - 03/15/2029	2,439	2,493
6.125% due 08/20/2033	40	42
6.490% due 01/15/2028 - 01/15/2029	2,083	2,146

Small Business Administration
5.160% due 02/01/2028	2,445	2,409
5.170% due 01/01/2028	4,908	4,797
5.370% due 04/01/2028	2,000	1,982

Vendee Mortgage Trust
6.500% due 09/15/2024	312	330

Total U.S. Government Agencies (Cost $273,665)		274,341

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 16.9%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	$309	$303
5.634% due 07/10/2046	500	446
6.186% due 06/11/2035	255	255

Banc of America Funding Corp.
4.128% due 06/20/2035	176	102
4.135% due 05/25/2035	118	62
4.625% due 02/20/2036	146	129
5.986% due 10/20/2046	1,945	1,274

Banc of America Mortgage Securities, Inc.
3.607% due 03/25/2034	202	194
3.657% due 01/25/2034	79	76
4.144% due 07/25/2034	158	155
4.709% due 04/25/2035	254	234
6.094% due 07/20/2032	58	56

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,820	1,642
4.639% due 01/25/2035	159	132
5.346% due 03/25/2035	854	735

Bear Stearns Alt-A Trust
3.367% due 06/25/2046	3,758	2,190
6.250% due 08/25/2036	2,874	1,795

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	14	14
7.000% due 05/20/2030	394	399

CC Mortgage Funding Corp.
3.337% due 05/25/2048	372	225

Citigroup Mortgage Loan Trust, Inc.
4.683% due 06/25/2035	347	303

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	500	418

Countrywide Alternative Loan Trust
4.165% due 07/20/2035	212	122
6.000% due 04/25/2037	2,913	1,824
6.250% due 08/25/2037	1,998	1,202
6.500% due 06/25/2036	1,597	842

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	111	72
3.477% due 03/25/2035	252	139
3.527% due 03/25/2035	297	166
5.250% due 02/20/2036	201	156
6.063% due 07/19/2033	362	355
6.566% due 02/25/2034	268	213
6.790% due 05/19/2033	254	254

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	1,008	728

CS First Boston Mortgage Securities Corp.
3.857% due 03/25/2034	1,392	1,234
4.940% due 12/15/2035	500	472
5.162% due 03/25/2034	277	254
5.603% due 07/15/2035	500	485
5.750% due 04/25/2033	1,325	1,237

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.357% due 02/25/2047	1,692	902

Downey Savings & Loan Association Mortgage Loan Trust
3.210% due 04/19/2048	773	294
3.430% due 11/19/2044	149	76
5.378% due 07/19/2044	100	30

First Horizon Asset Securities, Inc.
3.707% due 03/25/2018	194	194
6.203% due 03/25/2033	200	189

First Republic Mortgage Loan Trust
2.738% due 11/15/2030	128	123
2.838% due 11/15/2031	50	44

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	488

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
3.387% due 01/25/2037	$3,115	$1,890
3.467% due 10/25/2045	55	39

GSAA Trust
6.000% due 04/01/2034	784	773

GSR Mortgage Loan Trust
4.210% due 04/25/2032	72	60
4.539% due 09/25/2035	401	314
4.759% due 09/25/2034	235	209
4.854% due 08/25/2034	488	465
5.248% due 11/25/2035	471	405

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	540	498
3.220% due 01/19/2038	4,126	2,494
3.340% due 08/19/2045	61	41

Indymac Index Mortgage Loan Trust
6.027% due 10/25/2034	305	302

JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037	500	482

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	435
5.430% due 02/15/2040	500	421

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	500	463
3.788% due 12/21/2034	300	270
4.155% due 04/21/2034	67	60

MASTR Alternative Loans Trust
7.000% due 06/25/2034	117	105

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	197	190

Mellon Residential Funding Corp.
2.858% due 09/15/2030	254	246
2.928% due 12/15/2030	56	52

Merrill Lynch Mortgage Investors, Inc.
6.515% due 09/25/2033	53	53

MLCC Mortgage Investors, Inc.
3.480% due 01/25/2030	101	83
3.547% due 04/25/2028	114	98
3.805% due 10/25/2028	661	617
4.496% due 01/25/2029	385	382

Morgan Stanley Capital I
5.328% due 11/12/2041	580	506
5.378% due 11/14/2042	500	462

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	100	86
6.000% due 05/25/2033	61	53
7.000% due 04/25/2033	11	11

Provident Funding Mortgage Loan Trust
4.187% due 04/25/2034	198	194

Residential Accredit Loans, Inc.
3.387% due 06/25/2046	1,872	1,174
3.537% due 04/25/2037	3,728	1,896
6.000% due 08/25/2035	2,840	2,368

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	515	533

Residential Asset Securitization Trust
6.000% due 03/25/2037	2,703	1,919

Residential Funding Mortgage Securities I
5.768% due 07/27/2037	1,437	939

Sequoia Mortgage Trust
3.538% due 07/20/2033	120	99
3.568% due 10/20/2027	46	40
3.568% due 04/20/2033	186	181
3.588% due 10/20/2027	248	238
4.088% due 12/20/2032	203	192

See Accompanying Notes	Semiannual Report	September 30, 2008	149

Schedule of Investments   Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Mortgage Investments, Inc.
3.370% due 05/19/2035	$231	$159
3.437% due 07/25/2046	136	55
5.819% due 05/25/2045	84	71

Thornburg Mortgage Securities Trust
3.327% due 07/25/2036	2,716	2,580
3.477% due 03/25/2044	244	191
3.577% due 09/25/2044	175	168

WaMu Mortgage Pass-Through Certificates
2.900% due 10/25/2044	219	178
2.940% due 11/25/2034	223	117
3.497% due 12/25/2045	202	142
3.517% due 01/25/2045	44	30
3.747% due 12/25/2027	373	321
3.795% due 06/25/2034	55	54
3.855% due 02/25/2046	356	213
3.954% due 06/25/2033	173	169
4.055% due 11/25/2042	17	15
4.329% due 07/25/2046	1,260	936

Wells Fargo Mortgage-Backed Securities Trust
4.245% due 09/25/2034	156	137
4.261% due 12/25/2034	132	122
4.369% due 09/25/2034	239	202
4.492% due 01/25/2035	185	183
4.538% due 02/25/2035	395	339
5.500% due 12/25/2033	61	56
5.673% due 10/25/2034	287	279

Total Mortgage-Backed Securities (Cost $57,956)		52,289

ASSET-BACKED SECURITIES 7.1%

ACE Securities Corp.
6.457% due 04/25/2035	149	2

American Express Credit Account Master Trust
2.988% due 02/15/2012	40	39

Ameriquest Mortgage Securities, Inc.
6.732% due 11/25/2032	209	23
8.097% due 02/25/2033	181	19

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	69	49

Bear Stearns Asset-Backed Securities Trust
3.537% due 01/25/2036	400	377
3.557% due 09/25/2034	1,654	1,544
3.607% due 10/27/2032	79	65
3.697% due 06/25/2036	400	257
3.867% due 10/25/2032	117	103
4.207% due 08/25/2037	193	157
5.250% due 10/25/2033	1,906	1,662
5.500% due 06/25/2034	1,905	1,582

Bear Stearns Second Lien Trust
3.427% due 12/25/2036	1,392	929

Chase Funding Mortgage Loan Asset-Backed Certificates
3.847% due 11/25/2031	108	103

Citibank Omni Master Trust
4.288% due 12/23/2013	2,000	1,989

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Conseco Financial Corp.
6.110% due 09/01/2023	$444	$440
6.870% due 01/15/2029	473	459

Countrywide Asset-Backed Certificates
3.307% due 09/25/2047	488	460
3.547% due 12/25/2036	1,758	1,263

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	440	414

Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	1,298

GSAA Trust
3.477% due 06/25/2035	727	452

HFC Home Equity Loan Asset-Backed Certificates
3.478% due 01/20/2034	2,040	1,768
3.988% due 11/20/2036	474	455

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	445	410
3.257% due 12/25/2036	247	230

Irwin Home Equity Corp.
3.747% due 07/25/2032	9	7

JPMorgan Mortgage Acquisition Corp.
3.257% due 10/25/2036	434	411

Morgan Stanley ABS Capital I
3.387% due 01/25/2036	894	838
4.287% due 12/27/2032	268	229

New Century Home Equity Loan Trust
3.577% due 08/25/2034	57	46

RAAC Series 2007-SP3
4.407% due 09/25/2047	1,953	1,572

Renaissance Home Equity Loan Trust
3.707% due 12/25/2033	261	218

SBI HELOC Trust
3.377% due 08/25/2036	151	147

Soundview Home Equity Loan Trust
4.007% due 10/25/2037	384	373

Specialty Underwriting & Residential Finance
3.457% due 09/25/2036	1,019	890

Structured Asset Securities Corp.
4.900% due 04/25/2035	1,056	699

TABS Ltd.
3.887% due 02/12/2047	280	11

Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034	72	71

Total Asset-Backed Securities (Cost $23,599)		22,061

SOVEREIGN ISSUES 1.6%

Ukraine Government International Bond
6.450% due 08/05/2009	5,000	4,800

Total Sovereign Issues (Cost $5,057)		4,800

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.0%

Japanese Government CPI Linked Bond
1.154% due 02/28/2016	JPY	7,320	$68

Total Foreign Currency-Denominated Issues (Cost $62)			68

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		500	5

Bank of America Corp.
7.250% due 12/31/2049		315	263

Citigroup, Inc.
6.500% due 12/31/2049		100	4

General Motors Corp.
5.250% due 03/06/2032		2,000	18

Wachovia Corp.
7.500% due 12/31/2049		100	39

Total Convertible Preferred Stocks (Cost $489)			329

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.7%

COMMERCIAL PAPER 0.5%

Federal Home Loan Bank
2.270% due 10/01/2008		$1,500	1,500

REPURCHASE AGREEMENTS 4.4%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		13,500	13,500

(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $13,789. Repurchase proceeds are $13,500.)

U.S. TREASURY BILLS 3.8%
1.407% due 11/28/2008 - 12/26/2008 (c)(d)		12,000	11,908

Total Short-Term Instruments (Cost $26,966)			26,908

Total Investments 140.7% (Cost $453,239) $			435,726

Written Options (h) (0.0%) (Premiums $4)			(8)

Other Assets and Liabilities (Net) (40.7%)			(126,056)

Net Assets 100.0%			$309,662

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $11,908 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $70,919 at a weighted average interest rate of 2.416%. On September 30, 2008, securities valued at $112,456 were pledged as collateral for reverse repurchase agreements.

150	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(f)	Cash of $128 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/2008	64	$(106)

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 1.750% due 06/25/2035	(5.000%)	06/25/2035	BOA	$2,500	$2,055	$0	$2,055

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 1.750% due 06/25/2035	5.500%	06/25/2035	JPM	$2,500	$(2,039)	$0	$(2,039)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(3.000%)	12/20/2017	GSC	1.400%	$1,000	$(113)	$0	$(113)
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	(4.050%)	09/20/2012	CITI	1.357%	137	(14)	0	(14)

						$(127)	$0	$(127)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	2.100%	03/20/2013	DUB	14.972%	$3,000	$(1,001)	$0	$(1,001)
Community Health Systems, Inc. 8.875% due 07/15/2015	4.570%	09/20/2013	GSC	5.276%	50	(1)	0	(1)
CSC Holdings, Inc. 7.625% due 04/01/2011	2.010%	06/20/2012	MSC	4.909%	50	(5)	0	(5)
Freddie Mac 5.080% due 02/07/2019	0.670%	12/20/2012	MSC	Defaulted	1,000	(25)	0	(25)
Georgia-Pacific LLC 7.750% due 11/15/2029	2.220%	09/20/2012	CITI	4.896%	50	(4)	0	(4)
JSC Gazprom 8.625% due 04/28/2034	1.380%	12/20/2008	MSC	3.467%	3,000	(2)	0	(2)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%	2,000	(143)	0	(143)
Sprint Nextel Corp. 6.000% due 12/01/2016	7.150%	06/20/2009	BCLY	3.229%	100	3	0	3
Sungard Data Systems, Inc. 9.125% due 08/15/2013	4.500%	09/20/2013	DUB	6.739%	75	(6)	0	(6)

						$(1,184)	$0	$(1,184)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$500	$3	$(5)	$8
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	100	1	(1)	2
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	100	0	(1)	1

					$4	$(7)	$11

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	0.540%	07/25/2045	CSFB	$4,000	$(3,058)	$(1,740)	$(1,318)
ABX.HE AA 06-2 Index	0.170%	05/25/2046	BEAR	2,000	(1,530)	(840)	(690)
ABX.HE AA 07-1 Index	0.150%	08/25/2037	BEAR	3,000	(2,632)	(1,830)	(802)
ABX.HE AA 07-1 Index	0.150%	08/25/2037	CSFB	11,000	(9,651)	(8,320)	(1,331)
ABX.HE AA 07-2 Index	1.920%	01/25/2038	BEAR	3,000	(2,612)	(1,860)	(752)

See Accompanying Notes	Semiannual Report	September 30, 2008	151

Schedule of Investments   Income Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	CSFB	$4,659	$(382)	$(336)	$(46)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	DUB	4,659	(383)	(625)	242
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	MSC	2,427	(200)	(180)	(20)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY	1,000	(19)	9	(28)
CDX.EM-9 Index	2.650%	06/20/2013	JPM	7,000	(135)	63	(198)
CDX.HY-9 Index 35-100%	1.550%	12/20/2010	MLP	50	0	0	0
CDX.HY-9 Index 35-100%	1.140%	12/20/2012	MLP	1,987	(61)	0	(61)
CDX.HY-9 Index 35-100%	1.443%	12/20/2012	MLP	9,936	(204)	0	(204)
CDX.IG-9 5 Year Index 15-30%	0.560%	12/20/2012	DUB	10,000	(125)	0	(125)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	2,100	(10)	18	(28)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	MSC	10,100	(56)	79	(135)

					$(21,058)	$(15,562)	$(5,496)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		$300	$2	$6	$(4)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		3,500	38	38	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		300	3	6	(3)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		1,400	15	9	6
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		13,500	146	82	64
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		7,700	(45)	(64)	19
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		6,900	(41)	(129)	88
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		33,900	(200)	(728)	528
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		4,000	24	50	(26)
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	GSC		160	6	5	1
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		22,700	864	1,166	(302)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,600	(61)	(22)	(39)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		2,300	(84)	4	(88)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		400	(14)	5	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		300	(11)	(2)	(9)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		500	(22)	19	(41)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,200	(53)	19	(72)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		300	(13)	2	(15)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC	GBP	200	(34)	(21)	(13)

							$520	$445	$75

(h)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	4	$2	$3
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	4	2	5

				$4	$8

152	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	98	68
Closing Buys	(37)	(16)
Expirations	(53)	(48)
Exercised	0	0

Balance at 09/30/2008	8	$4

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
U.S. Treasury Notes	4.125%	05/15/2015	$31,500	$33,352	$33,751

(6)	Market value includes $508 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	JPY	DUB	10,000	10/2008	$0	$(2)	$(2)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$4	$434,982	$740	$435,726
Short Sales, at value	0	(33,243)	0	(33,243)
Other Financial Instruments ++	(106)	(6,715)	(200)	(7,021)

Total	$(102)	$395,024	$540	$395,462

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$33,324	$251	$(1)	$3	$(397)	$(32,440)	$740
Other Financial Instruments ++	0	0	0	0	0	(200)	(200)

Total	$33,324	$251	$(1)	$3	$(397)	$(32,640)	$540

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	153

Schedule of Investments  Investment Grade Corporate Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Daimler Finance North America LLC
6.820% due 08/03/2012	$1,584	$1,076

Total Bank Loan Obligations (Cost $1,518)		1,076

CORPORATE BONDS & NOTES 53.8%

BANKING & FINANCE 23.1%

Allstate Corp.
6.125% due 05/15/2037	100	73
7.200% due 12/01/2009	200	203

Allstate Life Global Funding II
3.461% due 05/21/2010	500	498

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	700	676

American Express Bank FSB
5.500% due 04/16/2013	600	550

American Express Centurion Bank
2.568% due 07/13/2010	8,500	7,788

American Express Co.
6.150% due 08/28/2017	300	256
7.000% due 03/19/2018	3,000	2,652

American Express Credit Corp.
5.875% due 05/02/2013	1,700	1,568

American International Group, Inc.
5.050% due 10/01/2015	200	108
5.850% due 01/16/2018	4,000	2,011
6.250% due 05/01/2036	200	93
8.175% due 05/15/2058	1,900	304
8.250% due 08/15/2018	17,700	10,297

Anadarko Finance Co.
6.750% due 05/01/2011	200	205

ANZ National International Ltd.
6.200% due 07/19/2013	1,800	1,788

AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	49

BAE Systems Holdings, Inc.
5.200% due 08/15/2015	200	187

Bank of America Corp.
4.750% due 08/01/2015	200	170
5.625% due 10/14/2016	1,000	838
5.650% due 05/01/2018	29,000	24,469
6.000% due 09/01/2017	300	259
8.000% due 12/29/2049	2,500	1,981
8.125% due 12/29/2049	13,800	11,167

Bank of America N.A.
3.404% due 05/12/2010	2,000	1,975
6.000% due 10/15/2036	400	334

Bank One Corp.
5.250% due 01/30/2013	100	95
9.875% due 03/01/2009	50	50

Barclays Bank PLC
6.050% due 12/04/2017	2,600	2,422
7.434% due 09/29/2049	500	408
7.700% due 04/29/2049	300	264

BB&T Corp.
6.500% due 08/01/2011	30	29

Bear Stearns Cos. LLC
3.186% due 07/19/2010	400	392
5.700% due 11/15/2014	100	94
7.250% due 02/01/2018	9,000	8,676

BellSouth Capital Funding Corp.
7.875% due 02/15/2030	200	193

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	3,500	3,397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Block Financial LLC
7.875% due 01/15/2013	$10,000	$9,936

BNP Paribas
5.186% due 06/29/2049	5,700	4,370

C10 Capital SPV Ltd.
6.722% due 12/31/2049	400	371

Caelus Re Ltd.
9.061% due 06/07/2011	500	487

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	244

Caterpillar Financial Services Corp.
2.865% due 10/28/2008	105	105
4.226% due 06/24/2011	5,680	5,473
5.450% due 04/15/2018	2,500	2,241

Citigroup Capital XXI
8.300% due 12/21/2077	1,000	745

Citigroup, Inc.
5.000% due 09/15/2014	200	154
5.625% due 08/27/2012	400	345
6.000% due 02/21/2012	190	176
6.000% due 08/15/2017	740	628
6.125% due 05/15/2018	33,000	27,371
6.125% due 08/25/2036	800	520
8.400% due 04/29/2049	12,800	8,728

Commonwealth Bank of Australia
6.024% due 03/29/2049	350	294

ConocoPhillips Canada Funding Co. I
5.625% due 10/15/2016	300	292

Credit Agricole S.A.
6.637% due 05/29/2049	200	135

Credit Suisse New York
5.000% due 05/15/2013	1,500	1,391
6.000% due 02/15/2018	1,800	1,571

Deutsche Bank AG
4.875% due 05/20/2013	5,000	4,781

FIA Card Services N.A.
7.125% due 11/15/2012	145	142

Fleet National Bank
5.750% due 01/15/2009	175	175

Ford Motor Credit Co. LLC
7.875% due 06/15/2010	100	76

General Electric Capital Corp.
2.874% due 08/15/2011	150	147
4.800% due 05/01/2013	4,000	3,652
5.000% due 01/08/2016	100	85
5.450% due 01/15/2013	350	327
5.625% due 05/01/2018	2,000	1,694
5.875% due 01/14/2038	18,200	13,426
6.375% due 11/15/2067	3,300	2,673
6.750% due 03/15/2032	500	418

GMAC LLC
6.625% due 05/15/2012	100	42
6.875% due 09/15/2011	50	22

Goldman Sachs Group LP
4.500% due 06/15/2010	250	232

Goldman Sachs Group, Inc.
3.294% due 12/22/2008	200	197
5.250% due 10/15/2013	300	253
5.700% due 09/01/2012	300	259
5.950% due 01/18/2018	18,000	14,874
6.125% due 02/15/2033	600	433
6.150% due 04/01/2018	16,500	13,743
6.250% due 09/01/2017	1,600	1,342
6.600% due 01/15/2012	100	93
6.750% due 10/01/2037	700	468

HBOS Capital Funding LP
6.071% due 06/30/2049	800	518

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HBOS PLC
5.920% due 09/29/2049	$100	$59
6.750% due 05/21/2018	4,300	3,609

HSBC Bank USA N.A.
7.000% due 01/15/2039	13,800	12,408

HSBC Capital Funding LP
4.610% due 12/31/2049	1,730	1,481
9.547% due 12/29/2049	100	92

HSBC Holdings PLC
6.500% due 05/02/2036	700	580
6.500% due 09/15/2037	1,100	936
6.800% due 06/01/2038	3,800	3,220

International Lease Finance Corp.
4.875% due 09/01/2010	150	109

John Deere Capital Corp.
2.871% due 07/16/2010	5,000	4,965

JPMorgan & Co., Inc.
5.750% due 10/15/2008	100	100

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	269
5.125% due 09/15/2014	100	89
6.000% due 01/15/2018	28,000	25,576
6.400% due 05/15/2038	1,100	952
6.625% due 03/15/2012	350	344
7.125% due 06/15/2009	100	100
7.900% due 04/29/2049	11,500	9,708

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	275

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	1,300	1,008

JPMorgan Chase Capital XX
6.550% due 09/29/2036	400	294

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014 (a)	300	39
6.625% due 01/18/2012 (a)	15,030	1,954
6.875% due 05/02/2018 (a)	600	78

Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	100	95
5.054% due 05/12/2010	500	482
6.875% due 04/25/2018	1,100	975

MetLife, Inc.
5.000% due 06/15/2015	1,600	1,462

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	151

Morgan Stanley
2.912% due 02/09/2009	100	87
4.750% due 04/01/2014	900	478
5.375% due 10/15/2015	250	155
5.950% due 12/28/2017	400	251
6.000% due 04/28/2015	1,000	681
6.625% due 04/01/2018	20,200	13,389

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	1,050	795

National Australia Bank Ltd.
5.350% due 06/12/2013	1,500	1,443

Pacific Life Global Funding
5.150% due 04/15/2013	500	500

Preferred Term Securities XII
3.366% due 03/24/2034	99	73

Principal Life Income Funding Trusts
5.300% due 04/24/2013	500	499

Prudential Financial, Inc.
6.000% due 12/01/2017	1,500	1,339

Rabobank Capital Funding II
5.260% due 12/31/2049	150	139

154	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rabobank Capital Funding Trust
5.254% due 12/29/2049	$3,600	$3,106

RBS Capital Trust III
5.512% due 09/29/2049	200	162

Resona Bank Ltd.
5.850% due 09/29/2049	300	221

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	9,000	6,713
7.648% due 08/31/2049	1,000	822
9.118% due 03/31/2049	480	466

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	5,500	5,132

SLM Corp.
2.880% due 01/26/2009	200	194

State Street Capital Trust III
8.250% due 12/29/2049	400	392

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	240

Teco Finance, Inc.
6.572% due 11/01/2017	123	112
6.750% due 05/01/2015	200	193
7.000% due 05/01/2012	177	181

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	2,500	2,240

UBS AG
5.750% due 04/25/2018	3,600	3,137

UBS Preferred Funding Trust V
6.243% due 05/12/2049	800	617

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	90

USB Capital IX
6.189% due 04/15/2049	975	478

Ventas Realty LP
6.750% due 06/01/2010	200	200

Wachovia Bank N.A.
5.000% due 08/15/2015	300	178
7.800% due 08/18/2010	30	25

Wachovia Corp.
5.500% due 05/01/2013	500	414
5.750% due 06/15/2017	3,500	2,631

Wells Fargo & Co.
2.888% due 01/12/2011	200	198
3.270% due 03/23/2010	75	74
5.625% due 12/11/2017	23,000	21,175

Wells Fargo Bank N.A.
5.950% due 08/26/2036	400	313
6.450% due 02/01/2011	30	31

Wells Fargo Capital X
5.950% due 12/15/2036	1,100	907

Wells Fargo Capital XIII
7.700% due 12/29/2049	12,600	10,996

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	300	271

		365,316

INDUSTRIALS 18.7%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	500	498

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	295

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	62	59
7.858% due 04/01/2013	50	44

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Amgen, Inc.
5.850% due 06/01/2017	$6,500	$6,250
6.150% due 06/01/2018	3,200	3,130
6.900% due 06/01/2038	1,000	970

Anadarko Petroleum Corp.
5.950% due 09/15/2016	3,000	2,762

Apache Corp.
6.000% due 01/15/2037	1,100	930

Barrick Gold Corp.
5.800% due 11/15/2034	100	77

Baxter International, Inc.
6.250% due 12/01/2037	100	95

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	31

C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	94

Canadian National Railway Co.
4.400% due 03/15/2013	80	77
5.550% due 05/15/2018	500	494
6.375% due 11/15/2037	700	671

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	94
5.850% due 02/01/2035	200	145
5.900% due 02/01/2018	2,000	1,762
6.000% due 08/15/2016	100	90
6.250% due 03/15/2038	1,000	772
6.750% due 02/01/2039	5,100	4,207

Cardinal Health, Inc.
3.053% due 10/02/2009	200	197
5.500% due 06/15/2013	5,000	4,789

CBS Corp.
5.625% due 08/15/2012	500	471

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	154

Chesapeake Energy Corp.
6.375% due 06/15/2015	300	269
6.875% due 01/15/2016	200	184
7.000% due 08/15/2014	23	22
7.250% due 12/15/2018	200	185
7.500% due 06/15/2014	200	192
7.625% due 07/15/2013	300	288

Cisco Systems, Inc.
2.892% due 02/20/2009	60	60

CODELCO, Inc.
6.150% due 10/24/2036	100	89

Colorado Interstate Gas Co.
6.800% due 11/15/2015	991	943

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	105

Comcast Cable Communications LLC
6.875% due 06/15/2009	7,000	7,071
8.875% due 05/01/2017	35	37

Comcast Corp.
5.300% due 01/15/2014	100	92
5.875% due 02/15/2018	15,100	13,478
6.450% due 03/15/2037	1,400	1,130
7.050% due 03/15/2033	100	90

ConocoPhillips
5.200% due 05/15/2018	1,500	1,402

Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	86

Covidien International Finance S.A.
6.550% due 10/15/2037	100	96

Cox Communications, Inc.
4.625% due 06/01/2013	160	148

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.750% due 03/15/2011	$100	$102
7.750% due 11/01/2010	130	135

CSC Holdings, Inc.
8.125% due 07/15/2009	50	50
8.125% due 08/15/2009	50	50

CSX Corp.
5.300% due 02/15/2014	250	234

Daimler Finance North America LLC
7.300% due 01/15/2012	100	101

DCP Midstream LLC
5.375% due 10/15/2015	100	89

Delta Air Lines, Inc.
6.619% due 03/18/2011	111	105
7.379% due 05/18/2010	47	46

Devon Energy Corp.
7.950% due 04/15/2032	9,400	9,679

Devon Financing Corp. ULC
7.875% due 09/30/2031	300	305

El Paso Natural Gas Co.
5.950% due 04/15/2017	1,000	889

Embraer Overseas Ltd.
6.375% due 01/24/2017	100	93

Enbridge Energy Partners LP
5.875% due 12/15/2016	500	457
6.500% due 04/15/2018	7,000	6,466

EnCana Corp.
4.750% due 10/15/2013	100	92
5.900% due 12/01/2017	8,000	7,147
6.500% due 08/15/2034	100	80
6.500% due 02/01/2038	5,500	4,439

Energy Transfer Partners LP
6.125% due 02/15/2017	500	458
6.700% due 07/01/2018	4,500	4,273
7.500% due 07/01/2038	2,800	2,643

Enterprise Products Operating LLC
6.500% due 01/31/2019	8,000	7,466

Enterprise Products Operating LP
5.000% due 03/01/2015	200	179

First Data Corp.
9.875% due 09/24/2015	200	157

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	100	99

Fund American Cos., Inc.
5.875% due 05/15/2013	150	111

Gaz Capital S.A.
7.288% due 08/16/2037	2,000	1,430
7.510% due 07/31/2013	2,000	1,944
8.625% due 04/28/2034	200	187

Gazprom International S.A.
7.201% due 02/01/2020	80	73

General Electric Co.
5.250% due 12/06/2017	28,000	24,544

General Mills, Inc.
5.700% due 02/15/2017	200	194

Georgia-Pacific LLC
7.000% due 01/15/2015	100	92
7.125% due 01/15/2017	700	628

GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018	7,700	7,324
6.375% due 05/15/2038	2,000	1,879

HCA, Inc.
6.750% due 07/15/2013	200	169

Hess Corp.
7.875% due 10/01/2029	200	196

See Accompanying Notes	Semiannual Report	September 30, 2008	155

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HJ Heinz Co.
6.428% due 12/01/2020	$200	$200

Hospira, Inc.
6.050% due 03/30/2017	100	95

Humana, Inc.
6.450% due 06/01/2016	200	184
7.200% due 06/15/2018	10,000	9,488

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	137

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	100

International Business Machines Corp.
3.375% due 07/28/2011	5,700	5,699
8.375% due 11/01/2019	30	35

Kellogg Co.
5.125% due 12/03/2012	100	100

Kern River Funding Corp.
4.893% due 04/30/2018	60	58

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	185
5.950% due 02/15/2018	10,500	9,369
7.750% due 03/15/2032	2,000	1,910

Kraft Foods, Inc.
6.500% due 08/11/2017	300	289

Kroger Co.
5.500% due 02/01/2013	200	195

Monsanto Co.
5.125% due 04/15/2018	1,000	953
5.875% due 04/15/2038	800	725

Newell Rubbermaid, Inc.
5.500% due 04/15/2013	10,000	9,528

Newmont Mining Corp.
5.875% due 04/01/2035	100	76

News America Holdings, Inc.
9.250% due 02/01/2013	400	428

Norfolk Southern Corp.
5.750% due 04/01/2018	100	97
7.250% due 02/15/2031	100	105

Northrop Grumman Systems Corp.
7.750% due 02/15/2031	100	115

Northwest Pipeline GP
5.950% due 04/15/2017	200	185

Nucor Corp.
5.850% due 06/01/2018	1,000	954

Oracle Corp.
5.750% due 04/15/2018	300	279

Phelps Dodge Corp.
8.750% due 06/01/2011	200	211
9.500% due 06/01/2031	200	251

Philip Morris International, Inc.
5.650% due 05/16/2018	1,550	1,435
6.375% due 05/16/2038	2,700	2,376

Plains All American Pipeline LP
6.125% due 01/15/2017	1,400	1,274

Plains Exploration & Production Co.
7.000% due 03/15/2017	100	87

Qwest Communications International, Inc.
7.250% due 02/15/2011	200	190

Reynolds American, Inc.
7.750% due 06/01/2018	100	99

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	1,000	981
6.500% due 07/15/2018	9,000	8,519

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rockies Express Pipeline LLC
6.850% due 07/15/2018	$17,000	$16,348

Rogers Cable, Inc.
5.500% due 03/15/2014	100	92
6.750% due 03/15/2015	200	196

RR Donnelley & Sons Co.
6.125% due 01/15/2017	7,000	6,047

Safeway, Inc.
4.119% due 03/27/2009	200	198

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	200	202

Southern Co.
3.511% due 08/20/2010	5,400	5,390

Southern Natural Gas Co.
8.000% due 03/01/2032	258	241

Suncor Energy, Inc.
6.100% due 06/01/2018	5,000	4,569
6.500% due 06/15/2038	1,000	836
6.850% due 06/01/2039	4,500	3,913

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	49	51

Target Corp.
6.000% due 01/15/2018	1,000	948
7.000% due 01/15/2038	6,700	6,308

Time Warner Cable, Inc.
5.850% due 05/01/2017	9,240	8,149
6.550% due 05/01/2037	840	681

Time Warner, Inc.
6.750% due 04/15/2011	25	25

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	33

Transocean, Inc.
6.000% due 03/15/2018	4,500	4,204
6.800% due 03/15/2038	4,000	3,672

Union Pacific Corp.
6.625% due 02/01/2029	50	47

United Airlines, Inc.
10.125% due 03/22/2015 (a)	81	40

UnitedHealth Group, Inc.
6.000% due 02/15/2018	9,200	8,337

Vale Overseas Ltd.
6.250% due 01/11/2016	2,200	2,114
6.250% due 01/23/2017	100	94
8.250% due 01/17/2034	1,700	1,781

Viacom, Inc.
6.250% due 04/30/2016	500	451

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	1,000	979
6.200% due 04/15/2038	10,250	9,356
6.875% due 08/10/2009	30	31

Walt Disney Co.
6.375% due 03/01/2012	100	105

WEA Finance LLC
5.700% due 10/01/2016	100	86

WellPoint, Inc.
4.250% due 12/15/2009	100	98

Weyerhaeuser Co.
4.198% due 09/24/2009	300	297

Williams Cos., Inc.
6.375% due 10/01/2010	100	98

Xerox Corp.
3.626% due 12/18/2009	100	99

XTO Energy, Inc.
5.500% due 06/15/2018	5,800	5,136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.100% due 04/01/2036	$100	$83
6.375% due 06/15/2038	8,500	6,944
7.500% due 04/15/2012	100	105

Yum! Brands, Inc.
6.875% due 11/15/2037	200	169
8.875% due 04/15/2011	140	151

		295,396

UTILITIES 12.0%

Appalachian Power Co.
5.000% due 06/01/2017	4,000	3,472
5.650% due 08/15/2012	300	294
7.000% due 04/01/2038	3,400	3,182

AT&T Corp.
7.300% due 11/15/2011	447	464
8.000% due 11/15/2031	24,800	25,127

AT&T Mobility LLC
6.500% due 12/15/2011	50	51

AT&T, Inc.
5.100% due 09/15/2014	300	281
5.600% due 05/15/2018	3,000	2,688
6.500% due 09/01/2037	500	426

BellSouth Corp.
5.200% due 09/15/2014	300	282
5.200% due 12/15/2016	100	90

British Telecommunications PLC
8.625% due 12/15/2010	100	105
9.125% due 12/15/2030	2,000	1,996

Bruce Mansfield Unit
6.850% due 06/01/2034	100	100

CenturyTel, Inc.
8.375% due 10/15/2010	100	103

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018	1,800	1,711
6.750% due 04/01/2038	7,300	6,905

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	101

Consumers Energy Co.
5.000% due 02/15/2012	100	96
5.375% due 04/15/2013	100	97
5.500% due 08/15/2016	350	325

Deutsche Telekom International Finance BV
8.500% due 06/15/2010	330	343

Dominion Resources, Inc.
6.400% due 06/15/2018	5,950	5,701

Duke Energy Carolinas LLC
6.000% due 01/15/2038	1,600	1,439
6.050% due 04/15/2038	3,700	3,351
6.450% due 10/15/2032	200	189

Energy East Corp.
6.750% due 07/15/2036	100	89

Entergy Gulf States, Inc.
4.875% due 11/01/2011	100	97

Entergy Louisiana LLC
5.560% due 09/01/2015	50	48

FirstEnergy Corp.
7.375% due 11/15/2031	4,800	4,465

Florida Power & Light Co.
5.850% due 05/01/2037	1,800	1,650
5.950% due 02/01/2038	2,300	2,137

Florida Power Corp.
6.400% due 06/15/2038	3,000	2,842

FPL Group Capital, Inc.
5.350% due 06/15/2013	400	401

156	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

France Telecom S.A.
8.500% due 03/01/2031	$3,200	$3,473

Indianapolis Power & Light Co.
6.300% due 07/01/2013	150	153

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	150	144

Kentucky Power Co.
6.000% due 09/15/2017	200	186

Nevada Power Co.
6.500% due 05/15/2018	650	616

NGPL Pipe Co. LLC
7.119% due 12/15/2017	14,300	13,586
7.768% due 12/15/2037	2,800	2,747

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	30	30

NiSource Finance Corp.
7.875% due 11/15/2010	100	103

Ohio Edison Co.
5.450% due 05/01/2015	100	91

Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	100	102

Pacific Gas & Electric Co.
5.625% due 11/30/2017	500	473
6.050% due 03/01/2034	300	265
6.350% due 02/15/2038	6,900	6,269

PPL Capital Funding, Inc.
4.330% due 03/01/2009	200	199

Progress Energy, Inc.
6.850% due 04/15/2012	200	206
7.100% due 03/01/2011	94	97

PSEG Power LLC
6.950% due 06/01/2012	200	204

Public Service Co. of Colorado
5.800% due 08/01/2018	7,800	7,539
6.500% due 08/01/2038	3,400	3,231

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	139

Public Service Electric & Gas Co.
5.300% due 05/01/2018	300	280

Qwest Corp.
6.069% due 06/15/2013	100	85

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	15	15

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	188

Southern California Edison Co.
5.000% due 01/15/2014	200	196
5.500% due 08/15/2018	12,000	11,462
5.950% due 02/01/2038	5,900	5,374

Sprint Capital Corp.
8.375% due 03/15/2012	500	450

Telecom Italia Capital S.A.
3.395% due 07/18/2011	200	187
4.000% due 01/15/2010	200	194
5.250% due 11/15/2013	100	89
6.999% due 06/04/2018	3,000	2,696
7.721% due 06/04/2038	7,500	6,219

Telefonica Emisiones SAU
5.984% due 06/20/2011	100	99
6.221% due 07/03/2017	13,000	11,976

TELUS Corp.
8.000% due 06/01/2011	30	32

Toledo Edison Co.
6.150% due 05/15/2037	200	163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Verizon Communications, Inc.
6.100% due 04/15/2018	$25,700	$23,756
6.900% due 04/15/2038	1,000	887

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	189

Verizon New England, Inc.
6.500% due 09/15/2011	200	198

Virginia Electric and Power Co.
5.400% due 01/15/2016	500	469
5.400% due 04/30/2018	1,700	1,556
5.950% due 09/15/2017	300	286
6.000% due 05/15/2037	1,000	867
6.350% due 11/30/2037	4,600	4,154

Vodafone Group PLC
6.150% due 02/27/2037	8,500	6,830
7.750% due 02/15/2010	30	31

		189,429

Total Corporate Bonds & Notes (Cost $955,850)		850,141

CONVERTIBLE BONDS & NOTES 0.0%

ERP Operating LP
3.850% due 08/15/2026	200	185

Total Convertible Bonds & Notes (Cost $202)		185

U.S. GOVERNMENT AGENCIES 42.5%

Fannie Mae
5.000% due 05/01/2038 - 10/01/2038	78,836	76,747
5.500% due 09/01/2035 - 10/01/2038	123,888	123,503
6.000% due 08/01/2036 - 10/01/2038	78,312	79,364

Freddie Mac
5.000% due 06/15/2016	1	1
5.500% due 04/01/2038	99,512	99,078

Ginnie Mae
5.500% due 10/01/2038	6,300	6,295
6.000% due 10/01/2038	281,900	285,732

Total U.S. Government Agencies (Cost $670,450)		670,720

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
4.000% due 08/15/2018	2,000	2,028

Total U.S. Treasury Obligations (Cost $2,032)		2,028

MORTGAGE-BACKED SECURITIES 0.0%

Countrywide Alternative Loan Trust
6.000% due 01/25/2037	165	117

Merrill Lynch Mortgage Investors, Inc.
4.985% due 05/25/2033	98	94

Structured Adjustable Rate Mortgage Loan Trust
4.260% due 03/25/2034	103	95

Total Mortgage-Backed Securities (Cost $326)		306

ASSET-BACKED SECURITIES 1.7%

Chase Issuance Trust
4.319% due 09/15/2015	11,500	11,471

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SLM Student Loan Trust
4.173% due 04/25/2023		$14,700	$14,755

Total Asset-Backed Securities (Cost $26,111)			26,226

SOVEREIGN ISSUES 0.0%

Croatia Government International Bond
3.938% due 07/31/2010		14	14

Korea Development Bank
4.750% due 07/20/2009		300	300

Panama Government International Bond
9.375% due 04/01/2029		85	106

South Africa Government International Bond
7.375% due 04/25/2012		90	92

Total Sovereign Issues (Cost $524)			512

FOREIGN CURRENCY-DENOMINATED ISSUES 0.3%

BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	422

Credit Logement S.A.
4.604% due 03/29/2049		300	367

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	149

General Electric Capital Corp.
5.500% due 09/15/2067		900	760

HSBC Holdings PLC
5.375% due 12/20/2012		60	83

RBS Capital Trust A
6.467% due 12/29/2049		325	371

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	49

Santander Perpetual S.A. Unipersonal
4.375% due 12/29/2049	EUR	1,000	1,036

Telefonica Europe BV
5.125% due 02/14/2013		325	456

Total Foreign Currency-Denominated Issues (Cost $4,346)			3,693

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.3%

American International Group, Inc.
8.500% due 08/01/2011		1,900	16

Bank of America Corp.
7.250% due 12/31/2049		4,500	3,759

Citigroup, Inc.
6.500% due 12/31/2049		25,000	1,031

Wachovia Corp.
7.500% due 12/31/2049		1,000	393

Total Convertible Preferred Stocks (Cost $5,218)			5,199

PREFERRED STOCKS 0.0%

Goldman Sachs Group, Inc.
3.750% due 12/31/2049		4,000	52

Total Preferred Stocks (Cost $100)			52

See Accompanying Notes	Semiannual Report	September 30, 2008	157

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 25.1%

CERTIFICATES OF DEPOSIT 0.3%

UBS AG
4.832% due 07/01/2010	$3,900	$3,899

COMMERCIAL PAPER 5.1%

BNP Paribas
2.790% due 11/10/2008	14,100	14,056

Citibank N.A.
3.570% due 10/23/2008	3,000	2,994

Federal Home Loan Bank
0.100% due 10/07/2008	32,000	32,000

Freddie Mac
2.500% due 11/24/2008	31,900	31,780

		80,830

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 17.8%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	$214,300	$214,300
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 4.250% due 01/15/2010 valued at $218,890. Repurchase proceeds are $214,301.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	20,190	20,190
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.125% due 11/19/2008 valued at $20,595. Repurchase proceeds are $20,190.)
1.000% due 10/01/2008	46,929	46,929
(Dated 09/30/2008. Collateralized by Freddie Mac 5.125% due 12/29/2008 valued at $47,869. Repurchase proceeds are $46,930.)

		281,419

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.9%
0.848% due 10/16/2008 - 12/26/2008 (b)(c)	$30,780	$30,696

Total Short-Term Instruments (Cost $396,883)		396,844

PURCHASED OPTIONS (g) 0.1%
(Cost $556)		1,111

Total Investments 124.0% (Cost $2,064,116)		$1,958,093

Written Options (h) (0.1%) (Premiums $1,519)		(2,069)

Other Assets and Liabilities (Net) (23.9%)		(376,687)

Net Assets 100.0%		$1,579,337

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $23,957 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $1,846 at a weighted average interest rate of 2.528%. On September 30, 2008, there were no open reverse repurchase agreements.
(e)	Cash of $15,286 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	675	$246
90-Day Euribor June Futures	Long	06/2010	1,100	966
90-Day Eurodollar December Futures	Long	12/2009	2,902	3,018
90-Day Eurodollar June Futures	Long	06/2009	960	1,772
90-Day Eurodollar March Futures	Long	03/2009	40	(11)
90-Day Eurodollar March Futures	Long	03/2010	2,300	1,818
90-Day Eurodollar September Futures	Long	09/2009	1,300	2,019
Euro-Bobl December Futures	Short	12/2008	20	(27)
Euro-Bund 10-Year Bond December Futures	Long	12/2008	49	44
U.S. Treasury 2-Year Note December Futures	Long	12/2008	37	41
U.S. Treasury 5-Year Note December Futures	Long	12/2008	350	(303)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	22	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1,523	1,796
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	75	148
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	90	102
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	20	71
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	292	293

				$11,981

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc. 6.875% due 06/01/2018	(0.890%)	09/20/2013	BOA	0.669%	$2,000	$(20)	$0	$(20)
Arrow Electronics, Inc. 6.875% due 06/01/2018	(0.780%)	09/20/2013	MSC	0.669%	1,500	(8)	0	(8)
AutoZone, Inc. 5.875% due 10/15/2012	(0.340%)	06/20/2012	GSC	0.833%	100	2	0	2
AutoZone, Inc. 5.875% due 10/15/2012	(0.980%)	06/20/2013	GSC	0.927%	200	(1)	0	(1)
AutoZone, Inc. 5.875% due 10/15/2012	(0.390%)	09/20/2012	RBS	0.853%	200	3	0	3
AutoZone, Inc. 5.875% due 10/15/2012	(0.340%)	12/20/2012	RBS	0.880%	200	4	0	4
AvalonBay Communities, Inc. 6.125% due 11/01/2012	(1.850%)	09/20/2013	BOA	2.246%	200	3	0	3
AvalonBay Communities, Inc. 6.125% due 11/01/2012	(1.979%)	09/20/2013	GSC	2.246%	1,000	11	0	11
AvalonBay Communities, Inc. 6.125% due 11/01/2012	(1.220%)	06/20/2013	MSC	2.212%	1,000	40	0	40
Black & Decker Corp. 7.125% due 06/01/2011	(0.400%)	09/20/2012	BEAR	1.052%	200	5	0	5
Black & Decker Corp. 7.125% due 06/01/2011	(0.400%)	12/20/2012	MSC	1.106%	200	5	0	5

158	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp. 7.125% due 06/01/2011	(0.420%)	12/20/2012	MSC	1.106%	$100	$3	$0	$3
Black & Decker Corp. 7.125% due 06/01/2011	(1.440%)	09/20/2013	RBS	1.245%	1,000	(9)	0	(9)
Black & Decker Corp. 7.125% due 06/01/2011	(0.450%)	09/20/2012	UBS	1.052%	200	4	0	4
Block Financial LLC 7.875% due 01/15/2013	(1.500%)	03/20/2013	BOA	1.280%	10,000	0	0	0
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	(0.450%)	09/20/2013	BCLY	0.403%	600	(1)	0	(1)
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	(0.259%)	09/20/2012	CSFB	0.327%	100	0	0	0
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	(0.270%)	09/20/2012	MLP	0.327%	100	0	0	0
Camden Property Trust 5.875% due 11/30/2012	(2.340%)	09/20/2013	MLP	3.601%	1,600	79	0	79
Cardinal health, Inc. 5.500% due 06/15/2013	(0.580%)	06/20/2013	BOA	0.711%	5,000	0	0	0
CBS Corp. 4.625% due 05/15/2018	(0.610%)	09/20/2012	DUB	1.684%	400	15	0	15
CenturyTel, Inc. 7.875% due 08/15/2012	(0.355%)	06/20/2010	BEAR	0.885%	100	1	0	1
Chesapeake Energy Corp. 6.875% due 01/15/2016	(1.170%)	12/20/2011	CITI	2.850%	200	10	0	10
Clorox Co. 6.125% due 02/01/2011	(0.350%)	09/20/2012	CITI	0.666%	200	2	0	2
Clorox Co. 6.125% due 02/01/2011	(0.330%)	09/20/2012	UBS	0.666%	200	3	0	3
Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	(0.140%)	06/20/2012	CITI	0.449%	100	1	0	1
Commerzbank AG 5.500% due 10/25/2011	(0.690%)	09/20/2013	BNP	1.427%	4,000	129	0	129
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.430%)	06/20/2013	BCLY	0.487%	1,000	2	0	2
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.299%)	06/20/2012	GSC	0.404%	100	0	0	0
Daimler Finance North America LLC 6.500% due 11/15/2013	(1.060%)	09/20/2013	RBS	1.198%	5,000	25	0	25
Darden Restaurants, Inc. 6.000% due 08/15/2035	(1.530%)	06/20/2013	DUB	2.110%	200	5	0	5
Darden Restaurants, Inc. 6.000% due 08/15/2035	(1.570%)	06/20/2013	DUB	2.110%	200	4	0	4
Darden Restaurants, Inc. 7.125% due 02/01/2016	(0.490%)	06/20/2012	MSC	1.916%	100	5	0	5
Delhaize America, Inc. 9.000% due 04/15/2031	(0.880%)	09/20/2013	BCLY	0.882%	3,500	0	0	0
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	(0.210%)	06/20/2012	BEAR	0.679%	500	8	0	8
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.780%)	06/20/2018	BOA	0.715%	5,950	0	0	0
Dow Chemical Co. 5.700% due 05/15/2018	(0.840%)	09/20/2013	CITI	0.853%	500	0	0	0
Dow Chemical Co. 6.000% due 10/01/2012	(0.259%)	09/20/2012	CSFB	0.774%	100	2	0	2
Dow Chemical Co. 7.375% due 11/01/2029	(0.900%)	09/20/2013	GSC	0.853%	2,200	(6)	0	(6)
Dow Chemical Co. 7.375% due 11/01/2029	(0.910%)	09/20/2013	RBS	0.853%	4,000	(14)	0	(14)
Eastman Chemical Co. 7.600% due 02/01/2027	(0.650%)	09/20/2013	BCLY	0.573%	3,300	(13)	0	(13)
ERP Operating LP 3.850% due 08/15/2026	(0.255%)	09/20/2011	RBS	1.448%	200	7	0	7
ERP Operating LP 6.950% due 03/02/2011	(1.929%)	09/20/2013	GSC	2.345%	2,000	34	0	34
FedEx Corp. 7.250% due 02/15/2011	(1.070%)	09/20/2013	CITI	1.048%	1,000	(1)	0	(1)
Ford Motor Co. 6.500% due 08/01/2018	(5.000%)	06/20/2013	DUB	24.401%	1,000	436	175	261
Gannett Co., Inc. 6.375% due 04/01/2012	(0.680%)	09/20/2012	BOA	3.887%	400	43	0	43
Gap, Inc. 10.050% due 12/15/2008	(1.030%)	09/20/2013	BCLY	0.948%	500	(2)	0	(2)
Gap, Inc. 10.050% due 12/15/2008	(1.200%)	03/20/2013	JPM	0.906%	1,200	(15)	0	(15)
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.440%)	06/20/2012	DUB	0.392%	500	(1)	0	(1)
GMAC LLC 6.875% due 08/28/2012	(2.500%)	09/20/2011	DUB	55.201%	300	160	0	160
Home Depot, Inc. 5.875% due 12/16/2036	(1.100%)	06/20/2013	BCLY	1.586%	1,000	20	0	20
Humana, Inc. 7.200% due 06/15/2018	(1.440%)	09/20/2018	BOA	2.277%	10,000	0	0	0
Inco Ltd. 7.750% due 05/15/2012	(0.500%)	12/20/2011	MSC	1.719%	500	18	0	18
JSC Gazprom 8.625% due 04/28/2034	(2.170%)	08/20/2013	JPM	4.348%	2,000	165	0	165
Kohl’s Corp. 6.300% due 03/01/2011	(1.130%)	06/20/2013	BCLY	1.219%	1,000	3	0	3
Kohl’s Corp. 6.300% due 03/01/2011	(0.300%)	09/20/2012	BOA	1.118%	100	3	0	3
Kohl’s Corp. 6.300% due 03/01/2011	(0.330%)	09/20/2012	CITI	1.118%	200	6	0	6
Kohl’s Corp. 6.300% due 03/01/2011	(0.220%)	06/20/2012	GSC	1.101%	100	3	0	3
Koninklijke DSM NV 4.000% due 11/10/2015	(0.555%)	09/20/2013	BCLY	0.768%	3,800	35	0	35
Kroger Co. 5.500% due 02/01/2013	(0.650%)	06/20/2013	BCLY	0.598%	1,000	(2)	0	(2)
Lennar Corp. 5.950% due 03/01/2013	(0.780%)	06/20/2012	GSC	7.780%	100	19	0	19
Liz Claiborne, Inc. 5.000% due 07/08/2013	(0.480%)	06/20/2012	MSC	3.507%	100	10	0	10
Lowe’s Cos., Inc. 8.250% due 06/01/2010	(0.520%)	12/20/2012	BOA	0.707%	200	1	0	1
Lowe’s Cos., Inc. 8.250% due 06/01/2010	(0.540%)	12/20/2012	MSC	0.707%	100	1	0	1
Marriott International, Inc. 4.625% due 06/15/2012	(1.620%)	06/20/2013	MSC	2.529%	1,000	36	0	36
Mattel, Inc. 6.125% due 06/15/2011	(0.330%)	06/20/2012	BCLY	0.639%	100	1	0	1
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.570%)	06/20/2012	BEAR	1.537%	100	3	0	3
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.530%)	06/20/2012	MSC	1.537%	100	3	0	3
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.540%)	06/20/2012	MSC	1.537%	100	3	0	3
MeadWestvaco Corp. 6.850% due 04/01/2012	(0.570%)	06/20/2012	RBS	1.537%	300	10	0	10
Muenchener Rueckversicherungs AG 1.000% due 06/10/2005	(0.490%)	09/20/2013	BNP	0.566%	2,500	8	0	8
Newell Rubbermaid, Inc. 5.500% due 04/15/2013	(0.660%)	06/20/2013	BOA	1.472%	10,000	0	0	0
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.319%)	12/20/2012	GSC	0.902%	100	2	0	2

See Accompanying Notes	Semiannual Report	September 30, 2008	159

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.290%)	09/20/2012	RBS	0.874%	$100	$2	$0	$2
Newell Rubbermaid, Inc. 6.750% due 03/15/2012	(0.230%)	06/20/2012	RBS	0.843%	200	4	0	4
Noble Corp. 5.875% due 06/01/2013	(0.460%)	06/20/2012	CSFB	0.809%	500	6	0	6
Nordstrom, Inc. 6.950% due 03/15/2028	(1.000%)	06/20/2013	BCLY	1.474%	1,000	19	0	19
Nordstrom, Inc. 6.950% due 03/15/2028	(0.180%)	06/20/2011	GSC	1.093%	100	2	0	2
Nordstrom, Inc. 6.950% due 03/15/2028	(0.180%)	06/20/2012	RBS	1.282%	200	8	0	8
Nordstrom, Inc. 6.950% due 03/15/2028	(0.230%)	12/20/2012	UBS	1.377%	300	13	0	13
Norfolk Southern Corp. 7.700% due 05/15/2017	(0.240%)	12/20/2012	MLP	0.365%	200	1	0	1
Phelps Dodge Corp. 8.750% due 06/01/2011	(0.520%)	09/20/2011	GSC	0.274%	200	(2)	0	(2)
Progress Energy, Inc. 5.625% due 01/15/2016	(0.460%)	09/20/2013	CITI	0.473%	1,300	0	0	0
RadioShack Corp. 7.375% due 05/15/2011	(1.700%)	06/20/2013	BCLY	1.742%	1,000	1	0	1
RadioShack Corp. 7.375% due 05/15/2011	(1.455%)	06/20/2013	RBS	1.742%	500	6	0	6
Raytheon Co. 7.200% due 08/15/2027	(0.090%)	06/20/2009	CITI	0.122%	100	0	0	0
RR Donnelley & Sons Co. 6.125% due 01/15/2017	(1.850%)	03/20/2017	BOA	1.651%	7,000	0	0	0
Safeway, Inc. 5.800% due 08/15/2012	(0.650%)	09/20/2013	GSC	0.648%	3,600	(1)	0	(1)
Safeway, Inc. 5.800% due 08/15/2012	(0.610%)	06/20/2013	MSC	0.633%	1,000	1	0	1
Sara Lee Corp. 6.125% due 11/01/2032	(0.570%)	06/20/2013	BCLY	0.564%	1,000	0	0	0
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.230%)	09/20/2012	BOA	0.704%	200	3	0	3
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.950%)	09/20/2013	CITI	0.773%	1,300	(11)	0	(11)
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.230%)	09/20/2012	MSC	0.704%	200	3	0	3
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.260%)	12/20/2012	MSC	0.724%	100	2	0	2
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.280%)	12/20/2012	MSC	0.724%	100	2	0	2
Solvay S.A 4.625% due 06/27/2018	(0.730%)	09/20/2013	BCLY	0.828%	3,800	15	0	15
Southwest Airlines Co. 5.250% due 10/01/2014	(1.530%)	06/20/2013	BCLY	1.555%	1,000	1	0	1
Southwest Airlines Co. 6.500% due 03/01/2012	(0.290%)	06/20/2011	GSC	1.146%	100	2	0	2
Southwest Airlines Co. 6.500% due 03/01/2012	(0.480%)	09/20/2012	RBS	1.406%	200	7	0	7
Staples, Inc. 7.375% due 10/01/2012	(0.280%)	06/20/2012	CSFB	1.223%	200	6	0	6
Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/2012	(1.890%)	06/20/2013	GSC	2.812%	1,000	36	0	36
TJX Cos., Inc. 7.450% due 12/15/2009	(0.250%)	12/20/2012	RBS	0.517%	400	4	0	4
Union Pacific Corp. 6.125% due 01/15/2012	(0.215%)	06/20/2011	BNP	0.356%	100	0	0	0
VF Corp. 8.500% due 10/01/2010	(0.220%)	06/20/2012	GSC	0.662%	100	2	0	2
VF Corp. 8.500% due 10/01/2010	(0.450%)	12/20/2012	GSC	0.737%	300	3	0	3
Volkswagen International Finance NV 5.375% due 05/22/2018	(1.280%)	09/20/2013	GSC	1.443%	13,400	87	0	87
Walt Disney Co. 6.375% due 03/01/2012	(0.180%)	06/20/2011	MSC	0.381%	100	1	0	1
Weyerhaeuser Co. 6.750% due 03/15/2012	(0.490%)	06/20/2012	BCLY	1.680%	200	8	0	8
Weyerhaeuser Co. 6.750% due 03/15/2012	(0.520%)	06/20/2012	BEAR	1.680%	300	12	0	12
Weyerhaeuser Co. 6.750% due 03/15/2012	(1.018%)	03/20/2017	GSC	1.875%	100	6	0	6
Weyerhaeuser Co. 6.750% due 03/15/2012	(0.530%)	06/20/2012	JPM	1.680%	100	4	0	4
Weyerhaeuser Co. 7.125% due 07/15/2023	(1.620%)	06/20/2013	GSC	1.839%	1,000	9	0	9
Whirlpool Corp. 7.750% due 07/15/2016	(0.320%)	09/20/2012	BOA	0.989%	100	2	0	2
Whirlpool Corp. 7.750% due 07/15/2016	(0.630%)	06/20/2012	GSC	0.957%	100	1	0	1
Whirlpool Corp. 7.750% due 07/15/2016	(0.780%)	03/20/2017	MSC	1.150%	100	2	0	2
Whirlpool Corp. 7.750% due 07/15/2016	(0.380%)	12/20/2012	RBS	1.034%	500	13	0	13
Whirlpool Corp. 7.750% due 07/15/2016	(1.400%)	09/20/2013	RBS	1.146%	600	(7)	0	(7)

						$1,581	$175	$1,406

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc. 7.000% due 11/04/2013	1.100%	09/20/2010	JPM	0.656%	$300	$3	$0	$3
American International Group, Inc. 4.250% due 05/15/2013	0.890%	12/20/2012	DUB	15.254%	100	(36)	0	(36)
American International Group, Inc. 4.250% due 05/15/2013	0.900%	12/20/2012	DUB	15.254%	300	(108)	0	(108)
American International Group, Inc. 4.250% due 05/15/2013	0.350%	06/20/2010	JPM	16.772%	50	(12)	0	(12)
American International Group, Inc. 6.250% due 05/01/2036	1.550%	03/20/2013	CITI	14.972%	1,000	(348)	0	(348)
American International Group, Inc. 6.250% due 05/01/2036	2.062%	03/20/2013	JPM	14.972%	1,000	(335)	0	(335)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.480%	09/20/2012	CITI	1.357%	200	(6)	0	(6)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.230%	12/20/2013	DUB	1.430%	5,000	(44)	0	(44)
Citigroup, Inc. 6.500% due 01/18/2011	0.280%	09/20/2012	MSC	2.780%	700	(59)	0	(59)
ConocoPhillips 4.750% due 10/15/2012	0.230%	03/20/2011	MSC	0.397%	300	(1)	0	(1)
Dominion Resources, Inc. 5.200% due 01/15/2016	0.670%	06/20/2015	CITI	0.624%	100	0	0	0
EnCana Corp. 4.750% due 10/15/2013	0.530%	09/20/2009	BEAR	0.914%	200	(1)	0	(1)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.600%	06/20/2010	BEAR	28.031%	100	(26)	0	(26)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.700%	09/20/2011	DUB	28.157%	300	(109)	0	(109)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	1.700%	03/20/2009	GSC	22.138%	200	(18)	0	(18)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	2.650%	03/20/2012	JPM	28.569%	5,000	(2,138)	0	(2,138)
Freeport-McMoRan Copper & Gold, Inc. 6.875% due 02/01/2014	1.000%	06/20/2012	CITI	1.633%	300	(6)	0	(6)
General Electric Capital Corp. 6.000% due 06/15/2012	0.630%	12/20/2012	BCLY	6.175%	600	(102)	0	(102)

160	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	$1,000	$(30)	$0	$(30)
General Electric Capital Corp. 6.000% due 06/15/2012	1.310%	03/20/2013	CITI	6.113%	1,000	(153)	0	(153)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	12/20/2012	DUB	6.175%	4,000	(624)	0	(624)
General Electric Capital Corp. 6.000% due 06/15/2012	0.300%	06/20/2010	MLP	6.824%	200	(20)	0	(20)
GMAC LLC 6.875% due 08/28/2012	3.740%	09/20/2009	CSFB	79.633%	200	(85)	0	(85)
GMAC LLC 6.875% due 08/28/2012	1.500%	09/20/2009	DUB	79.633%	500	(220)	0	(220)
GMAC LLC 6.875% due 08/28/2012	1.840%	06/20/2012	JPM	50.152%	500	(273)	0	(273)
International Game Technology 0.000% convertible until 01/29/2033	0.350%	03/20/2010	CSFB	0.775%	200	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	200	0	0	0
JSC Gazprom 8.625% due 04/28/2034	0.890%	10/20/2008	MSC	3.451%	3,000	2	0	2
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.265%	03/20/2011	BNP	Defaulted	200	(169)	0	(169)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.750%	09/20/2012	BOA	Defaulted	100	(84)	0	(84)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	7.800%	09/20/2013	HSBC	Defaulted	10,000	(8,409)	0	(8,409)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.720%	09/20/2012	MLP	Defaulted	400	(338)	0	(338)
Lennar Corp. 5.950% due 03/01/2013	8.000%	06/20/2012	MLP	7.780%	100	1	0	1
MetLife, Inc. 5.000% due 06/15/2015	2.073%	03/20/2013	DUB	4.056%	1,000	(70)	0	(70)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	03/20/2009	JPM	0.848%	100	0	0	0
Vale Overseas Ltd. 8.250% due 01/17/2034	0.700%	12/20/2011	MSC	1.719%	500	(14)	0	(14)
XTO Energy, Inc. 6.250% due 04/15/2013	0.380%	03/20/2010	MLP	1.038%	200	(2)	0	(2)

						$(13,835)	$0	$(13,835)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	BOA	$500	$36	$(3)	$39
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	1,700	9	23	(14)
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	GSC	250	18	(2)	20
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	MSC	1,300	94	(4)	98

					$157	$14	$143

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-3 Index	0.500%	03/20/2010	CITI	$298	$(8)	$(1)	$(7)
CDX.IG-9 5 Year Index 15-30%	0.880%	12/20/2012	DUB	1,000	1	0	1
CDX.IG-9 5 Year Index 15-30%	1.290%	12/20/2012	DUB	2,000	34	0	34
CDX.IG-9 5 Year Index 15-30%	0.640%	12/20/2012	UBS	10,000	(93)	0	(93)
CDX.IG-9 5 Year Index 30-100%	0.680%	12/20/2012	DUB	1,000	11	0	11
CDX.IG-9 5 Year Index 30-100%	0.720%	12/20/2012	DUB	500	6	0	6
CDX.IG-9 5 Year Index 30-100%	0.484%	12/20/2012	GSC	75,000	225	0	225
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	MSC	18,300	211	0	211
CDX.IG-9 10 Year Index 30-100%	0.516%	12/20/2017	GSC	50,000	(85)	0	(85)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	MLP	127,000	(702)	601	(1,303)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	RBS	30,000	(44)	38	(82)
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	1,000	(104)	(169)	65

					$(548)	$469	$(1,017)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	161

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	6.000%	09/15/2010	UBS	AUD	127,200	$(94)	$(59)	$(35)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$700	5	5	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MLP		600	5	4	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		500	4	4	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS		300	2	2	0
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		3,800	26	(15)	41
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		800	6	(3)	9
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		1,600	(64)	(66)	2
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		200	(7)	(13)	6
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		45,000	(1,712)	(1,629)	(83)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	DUB		33,300	(1,212)	436	(1,648)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC		19,600	(714)	234	(948)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		24,500	(891)	(588)	(303)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		1,100	(40)	(65)	25
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		29,200	(1,301)	313	(1,614)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,700	(75)	(109)	34
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	60,000	1,193	(633)	1,826
Pay	6-Month AUD Bank Bill	6.250%	09/15/2011	CSFB		50,300	54	5	49
Pay	6-Month AUD Bank Bill	6.250%	09/15/2011	RBC		9,400	11	7	4
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	CITI		2,800	57	(64)	121
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	8,000	83	(85)	168
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI		200	(3)	(23)	20
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		2,700	(96)	0	(96)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	300	(2)	(10)	8
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		24,000	(101)	(485)	384
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	HSBC		400	10	(4)	14
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(137)	(66)	(71)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	5,800	(19)	9	(28)

							$(5,012)	$(2,898)	$(2,114)

(g)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$400	$5	$3
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	7,300	73	177
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	5,700	53	139
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	3,400	34	83
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,200	74	149
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	400	3	1
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	8,000	83	62
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	12,000	123	292
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	7,400	78	153

							$526	$1,059

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD	$1.375	05/21/2010	EUR	200	$10	$20
Put - OTC EUR versus USD	1.375	05/21/2010		200	10	15
Call - OTC EUR versus USD	1.372	06/03/2010		100	5	10
Put - OTC EUR versus USD	1.372	06/03/2010		100	5	7

					$30	$52

(h)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	400	$268	$323
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	400	188	515

				$456	$838

162	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$100	$3	$3
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	2,500	67	150
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.100%	03/16/2009	3,300	26	22
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,800	48	108
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	1,100	30	66
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,400	72	127
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	200	5	3
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	3,500	84	82
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	3,900	107	234
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	2,500	72	132

							$514	$927

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	$1,000	$9	$7
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	1,000	16	19
Call - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	12/22/2008	11,000	129	75
Put - OTC Dow Jones CDX N.A. IG10 Index	JPM	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	12/22/2008	11,000	129	203

							$283	$304

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$98.344	10/24/2008	$42,000	$266	$0

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	40	$25,200	$639
Sales	2,018	105,300	2,170
Closing Buys	(400)	(43,200)	(754)
Expirations	(858)	0	(536)
Exercised	0	0	0

Balance at 09/30/2008	800	$87,300	$1,519

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	11/01/2038	$16,800	$16,690	$16,703
Freddie Mac	5.500%	10/01/2038	100,000	99,199	99,359

				$115,889	$116,062

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	MSC	2,865	10/2008	$0	$(118)	$(118)
Sell		MSC	5,730	10/2008	122	(9)	113
Sell	BRL	CITI	54	12/2008	2	0	2
Buy		HSBC	372	12/2008	0	(26)	(26)
Sell		HSBC	108	12/2008	4	0	4
Buy		JPM	1,644	12/2008	0	(107)	(107)
Sell		MSC	656	12/2008	20	0	20
Sell		RBC	1,931	12/2008	45	0	45
Buy		UBS	779	12/2008	0	(17)	(17)
Sell		UBS	47	12/2008	2	0	2
Buy		RBC	1,931	06/2009	0	(46)	(46)
Buy	CLP	MSC	27,495	12/2008	0	(7)	(7)
Sell	CNY	BCLY	4,409	10/2008	5	0	5
Buy		DUB	6,228	10/2008	0	(15)	(15)
Sell		DUB	809	10/2008	0	0	0
Sell		JPM	1,010	10/2008	1	0	1
Buy		BCLY	1,350	12/2008	0	(2)	(2)

See Accompanying Notes	Semiannual Report	September 30, 2008	163

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		DUB	809	12/2008	$0	$(1)	$(1)
Buy		BCLY	3,437	07/2009	0	(37)	(37)
Buy		DUB	8,959	07/2009	0	(96)	(96)
Buy		HSBC	9,794	07/2009	0	(88)	(88)
Buy		JPM	15,512	07/2009	0	(162)	(162)
Sell	EUR	CITI	6,645	10/2008	0	(22)	(22)
Buy		JPM	5,950	10/2008	0	(337)	(337)
Sell		JPM	3,000	10/2008	158	0	158
Sell		UBS	9,595	10/2008	535	0	535
Buy	GBP	DUB	260	10/2008	0	(20)	(20)
Buy		UBS	10,000	10/2008	0	(792)	(792)
Sell		UBS	11,501	11/2008	396	0	396
Buy	INR	BCLY	632	11/2008	0	(1)	(1)
Buy		DUB	2,267	11/2008	0	(8)	(8)
Buy		HSBC	5,758	11/2008	0	(20)	(20)
Buy		JPM	7,010	11/2008	0	(24)	(24)
Sell	MXN	CITI	376	11/2008	1	0	1
Buy		RBC	376	11/2008	0	(1)	(1)
Buy		CITI	376	05/2009	0	(1)	(1)
Buy	MYR	BCLY	4,334	11/2008	0	(68)	(68)
Buy		DUB	464	11/2008	0	(8)	(8)
Buy		JPM	348	11/2008	0	(6)	(6)
Buy	PHP	HSBC	16,000	11/2008	0	(22)	(22)
Buy		JPM	16,600	11/2008	0	(20)	(20)
Buy		BCLY	3,800	02/2009	0	(4)	(4)
Buy		DUB	1,900	02/2009	0	(3)	(3)
Buy		HSBC	4,650	02/2009	0	(5)	(5)
Buy		JPM	6,588	02/2009	0	(5)	(5)
Buy		MLP	1,500	02/2009	0	(2)	(2)
Buy		MSC	5,100	02/2009	0	(6)	(6)
Buy		RBS	1,400	02/2009	0	(2)	(2)
Buy		LEH	1,000	12/2010	0	(1)	(1)
Sell		LEH	1,000	12/2010	0	(1)	(1)
Buy	PLN	HSBC	2,166	11/2008	0	(102)	(102)
Buy		HSBC	1,442	05/2009	0	(46)	(46)
Buy	RUB	DUB	8,301	11/2008	0	(11)	(11)
Buy		HSBC	5,155	11/2008	0	(8)	(8)
Buy		JPM	23,585	11/2008	0	(87)	(87)
Sell		JPM	5,610	11/2008	17	0	17
Buy		HSBC	8,062	05/2009	0	(24)	(24)
Buy	SGD	BCLY	17	10/2008	0	(1)	(1)
Buy		CSFB	73	10/2008	0	(2)	(2)
Buy		DUB	40	10/2008	0	(2)	(2)
Buy		JPM	260	10/2008	0	(9)	(9)
Buy		UBS	80	10/2008	0	(2)	(2)
Buy		BCLY	394	11/2008	0	(13)	(13)
Buy		BOA	190	11/2008	0	(7)	(7)
Buy		CITI	262	11/2008	0	(1)	(1)
Buy		DUB	372	11/2008	0	(1)	(1)
Buy		HSBC	357	11/2008	0	(1)	(1)
Buy		JPM	435	11/2008	0	(2)	(2)
Buy		UBS	190	11/2008	0	(7)	(7)
Buy		CITI	470	12/2008	0	(1)	(1)
Buy	TWD	BCLY	574	02/2009	0	(1)	(1)
Buy	ZAR	JPM	153	12/2008	0	(1)	(1)

					$1,308	$(2,439)	$(1,131)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$16	$1,948,395	$9,682	$1,958,093
Short Sales, at value	0	(116,062)	0	(116,062)
Other Financial Instruments ++	11,981	(18,681)	(68)	(6,768)

Total	$11,997	$1,813,652	$9,614	$1,835,263

164	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$192	$9,434	$3	$0	$53	$0	$9,682
Other Financial Instruments ++	178	(283)	0	0	169	(132)	(68)

Total	$370	$9,151	$3	$0	$222	$(132)	$9,614

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	165

Schedule of Investments  Low Duration Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
6.820% due 08/03/2012	$47,520	$32,278

Idearc, Inc.
4.470% due 11/17/2014	1,564	924
4.800% due 11/17/2014	35,009	20,690

Total Bank Loan Obligations (Cost $82,257)		53,892

CORPORATE BONDS & NOTES 32.8%

BANKING & FINANCE 26.5%

AIG Matched Funding Corp.
2.110% due 10/06/2008	15,800	15,794

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	14,400	13,915

American Express Bank FSB
3.248% due 10/20/2009	23,800	23,322
5.500% due 04/16/2013	20,600	18,872

American Express Credit Corp.
2.547% due 11/09/2009	32,600	30,832

American International Group, Inc.
2.895% due 10/18/2011	1,500	891
4.950% due 03/20/2012	4,700	2,901
5.375% due 10/18/2011	600	383
5.850% due 01/16/2018	500	251
8.250% due 08/15/2018	14,500	8,436

ANZ National International Ltd.
2.842% due 08/07/2009	5,700	5,686
6.200% due 07/19/2013	17,600	17,487

Bank of America Corp.
2.918% due 11/06/2009	3,200	3,130
3.889% due 09/25/2009	61,900	60,712
8.000% due 12/29/2049	188,900	149,718
8.125% due 12/29/2049	11,400	9,225

Bank of America N.A.
2.819% due 06/12/2009	12,000	11,943

Bank of Ireland
3.072% due 12/19/2008	4,100	4,094

Bank of New York Mellon Corp.
3.194% due 02/05/2010	63,300	61,944

Bear Stearns Cos. LLC
2.901% due 08/21/2009	9,200	9,109
2.927% due 05/18/2010	64,800	63,509
3.186% due 07/19/2010	32,030	31,405
3.852% due 03/30/2009	22,600	22,487
4.500% due 10/28/2010	12,000	11,662
6.400% due 10/02/2017	59,100	55,285
6.950% due 08/10/2012	74,890	75,718

Calabash Re Ltd.
11.219% due 01/08/2010	4,700	4,760
13.719% due 01/08/2010	4,500	4,649

Capital One Financial Corp.
3.097% due 09/10/2009	100,770	94,033

Caterpillar Financial Services Corp.
2.865% due 10/28/2008	1,800	1,799

CIT Group, Inc.
2.925% due 06/08/2009	1,350	1,155
2.927% due 08/17/2009	48,100	38,708
3.212% due 12/19/2008	31,200	30,843

Citigroup Funding, Inc.
2.805% due 12/08/2008	23,100	22,990
3.190% due 04/23/2009	76,520	75,261
3.476% due 06/26/2009	17,975	17,558

Citigroup, Inc.
3.799% due 12/28/2009	22,100	21,392
5.100% due 09/29/2011	1,500	1,380

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.125% due 02/14/2011	$27,165	$25,376
5.500% due 04/11/2013	48,200	42,112
8.400% due 04/29/2049	9,000	6,137

Countrywide Financial Corp.
2.931% due 01/05/2009	13,000	12,826

Credit Agricole S.A.
2.809% due 05/28/2009	17,600	17,530
2.859% due 05/28/2010	24,400	24,198

DnB NOR Bank ASA
2.858% due 10/13/2009	18,900	18,874

Enron Credit Linked Notes Trust
8.000% due 08/15/2049 (a)	6,018	150

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	2,500	1,915
5.800% due 01/12/2009	3,600	3,418
7.250% due 10/25/2011	900	573
7.375% due 10/28/2009	13,000	10,454
7.375% due 02/01/2011	600	399
7.875% due 06/15/2010	1,700	1,298
8.625% due 11/01/2010	1,000	710

General Electric Capital Corp.
2.831% due 01/05/2009	3,000	2,993
2.849% due 03/12/2010	12,400	12,238
2.851% due 10/06/2010	2,000	1,969
2.856% due 01/20/2010	35,200	34,959
3.251% due 02/01/2011	24,300	24,056
3.334% due 06/20/2014	10,000	9,120

GMAC LLC
6.000% due 12/15/2011	3,500	1,558

Goldman Sachs Group, Inc.
2.892% due 11/10/2008	31,800	31,573
3.129% due 07/23/2009	600	569
3.294% due 12/22/2008	36,400	35,883
3.300% due 06/23/2009	14,200	13,500
3.812% due 03/30/2009	20,800	20,024

HSBC Bank USA N.A.
2.957% due 06/10/2009	9,200	9,153

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	18,539

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	827

HSBC Finance Corp.
8.000% due 07/15/2010	12,000	12,252

ICICI Bank Ltd.
3.328% due 01/12/2010	32,200	31,283

International Lease Finance Corp.
3.031% due 05/24/2010	8,950	7,174

JPMorgan Chase & Co.
3.526% due 06/26/2009	1,000	999

KeyBank N.A.
5.061% due 06/02/2010	42,400	42,213

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	10,900	1,417
2.881% due 10/22/2008 (a)	29,970	3,896
2.911% due 08/21/2009 (a)	38,000	4,940
2.951% due 05/25/2010 (a)	1,400	182
3.052% due 11/10/2009 (a)	15,000	1,950
5.625% due 01/24/2013 (a)	5,300	689

Longpoint Re Ltd.
8.069% due 05/08/2010	8,500	8,650

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	25,500	25,485
2.893% due 12/04/2009	21,000	19,978
2.894% due 08/14/2009	23,000	22,186
3.000% due 07/25/2011	32,700	28,273
4.610% due 05/20/2009	110,400	107,791

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Metropolitan Life Global Funding I
5.125% due 04/10/2013	$123,100	$119,707

Morgan Stanley
2.881% due 01/15/2010	30,900	23,836
2.912% due 02/09/2009	33,200	28,936
3.228% due 11/21/2008	16,460	16,241
4.904% due 05/14/2010	28,500	20,815

Mystic Re Ltd.
9.111% due 12/05/2008	26,900	26,892
12.811% due 06/07/2011	6,400	6,542

National Australia Bank Ltd.
2.858% due 09/11/2009	23,500	23,443
3.252% due 02/08/2010	109,600	109,513

Osiris Capital PLC
5.641% due 01/15/2010	11,000	10,910

Pacific Life Global Funding
5.150% due 04/15/2013	81,100	81,089

PNC Bank N.A.
3.323% due 02/01/2010	73,400	73,037

Pricoa Global Funding I
2.870% due 03/03/2009	22,000	21,895
2.896% due 01/30/2012	18,300	17,632
3.969% due 09/27/2013	14,770	13,885

Residential Reinsurance 2007 Ltd.
13.061% due 06/07/2010	1,800	1,856

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	37,207	36,097

Santander U.S. Debt S.A. Unipersonal
2.820% due 11/20/2008	4,700	4,690
2.858% due 02/06/2009	200	199

SLM Corp.
2.940% due 07/27/2009	16,200	14,262
2.960% due 07/26/2010	5,200	3,946

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	85,800	78,490

U.S. Bancorp
3.191% due 02/04/2010	37,820	37,386

Wachovia Bank N.A.
3.250% due 03/23/2009	17,850	16,796

Wachovia Corp.
2.846% due 10/28/2008	14,900	14,824
2.861% due 12/01/2009	25,600	22,295
5.500% due 05/01/2013	70,000	57,969
7.980% due 02/28/2049	182,500	76,374

Wells Fargo & Co.
2.888% due 01/12/2011	6,600	6,545
3.223% due 01/29/2010	70,100	69,919

		2,761,549

INDUSTRIALS 3.8%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	148,818	120,711

Anadarko Petroleum Corp.
3.219% due 09/15/2009	26,300	25,996

Cisco Systems, Inc.
2.892% due 02/20/2009	2,400	2,397

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,052

Daimler Finance North America LLC
3.169% due 03/13/2009	28,600	28,498
3.241% due 08/03/2009	23,000	22,902

Gaz Capital S.A.
7.510% due 07/31/2013	44,200	42,965

General Mills, Inc.
2.921% due 01/22/2010	17,700	17,463

166	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

International Business Machines Corp.
3.375% due 07/28/2011	$72,500	$72,483

Pemex Project Funding Master Trust
9.375% due 12/02/2008	4,492	4,529

Ryder System, Inc.
5.950% due 05/02/2011	10,380	10,501

Time Warner, Inc.
3.034% due 11/13/2009	17,400	16,710

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	25,100	24,661

		396,868

UTILITIES 2.5%

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	49,800	50,630

AT&T, Inc.
2.894% due 02/05/2010	11,700	11,661

Deutsche Telekom International Finance BV
3.390% due 03/23/2009	22,435	22,327

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	4,887

Public Service Electric & Gas Co.
3.694% due 03/12/2010	51,300	50,951

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	31,600	31,205

Southern California Edison Co.
2.891% due 02/02/2009	20,470	20,442

Telecom Italia Capital S.A.
3.395% due 07/18/2011	24,000	22,412

Telefonica Emisiones SAU
3.504% due 06/19/2009	33,000	32,812

Verizon Communications, Inc.
6.100% due 04/15/2018	10,000	9,244

		256,571

Total Corporate Bonds & Notes (Cost $3,806,331)		3,414,988

U.S. GOVERNMENT AGENCIES 42.1%

Fannie Mae
0.950% due 03/25/2009 (b)	70	0
3.267% due 12/25/2036	9,716	9,364
3.407% due 10/27/2037	107,300	98,834
3.557% due 03/25/2044	810	792
3.607% due 05/25/2031 - 06/25/2032	2,908	2,828
3.807% due 05/25/2030	654	644
3.857% due 05/25/2030	654	642
3.975% due 04/25/2022	15	15
4.000% due 05/01/2011	200	199
4.070% due 06/01/2017	14	13
4.160% due 08/01/2017	6	6
4.168% due 07/01/2018	13	13
4.233% due 12/01/2017	25	25
4.250% due 05/25/2033	8,745	8,530
4.278% due 07/01/2042 - 07/01/2044	12,683	12,652
4.310% due 03/01/2035	1,650	1,653
4.328% due 09/01/2041	20,023	19,903
4.478% due 10/01/2030 - 11/01/2039	1,912	1,901
4.500% due 06/01/2011 - 08/01/2035	4,457	4,473
4.514% due 02/01/2028	11	11
4.563% due 01/01/2028	71	72
4.616% due 07/01/2035	10,936	11,005
4.652% due 07/01/2035	13,250	13,390
4.655% due 01/01/2035	15,105	15,264

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.663% due 04/01/2034	$1,664	$1,676
4.689% due 05/01/2035	8,967	9,032
4.755% due 03/01/2035	18,506	18,131
4.776% due 09/01/2035	9,692	9,802
4.919% due 10/01/2035	7,490	7,602
4.945% due 04/01/2018	832	838
4.997% due 12/01/2023	35	35
5.000% due 12/01/2013 - 11/01/2038	1,127,024	1,122,721
5.000% due 04/01/2035 - 03/01/2036 (i)	27,501	26,856
5.058% due 06/01/2035	3,956	3,996
5.073% due 01/01/2021	34	34
5.248% due 11/01/2017	32	32
5.366% due 09/01/2032	1,976	1,994
5.434% due 06/01/2022	7	7
5.468% due 03/01/2035	4,910	5,067
5.479% due 07/25/2017	463	464
5.500% due 11/01/2008 - 10/01/2038	421,116	421,322
5.500% due 04/01/2034 - 01/01/2035 (i)	46,082	46,066
5.511% due 07/01/2017	51	51
5.582% due 11/01/2017	56	56
5.892% due 04/01/2024	223	227
6.000% due 03/01/2009 - 10/01/2038	689,185	699,340
6.000% due 07/01/2036 - 05/01/2038 (i)	238,636	242,009
6.046% due 01/01/2024	150	153
6.062% due 11/01/2027	96	97
6.250% due 02/01/2011	78,000	81,639
6.258% due 07/01/2023	90	91
6.259% due 08/01/2029	830	851
6.295% due 11/01/2018	4	4
6.372% due 01/01/2024	10	11
6.436% due 10/01/2024	181	184
6.500% due 03/25/2009 (b)	18	0
6.500% due 08/01/2028 - 12/25/2042	103,682	106,800
6.500% due 10/01/2037 (i)	5,942	6,101
6.545% due 02/01/2028	290	294
7.000% due 05/01/2012 - 01/01/2032	718	723
7.500% due 02/01/2013	2	2
8.000% due 04/01/2030 - 11/01/2031	2,981	3,230
8.500% due 04/01/2025	142	156
8.800% due 01/25/2019	93	98
9.000% due 03/25/2021 - 01/01/2025	326	356
9.250% due 10/25/2018	6	6
9.500% due 03/25/2020 - 11/01/2025	731	817
10.000% due 10/01/2009 - 05/01/2022	23	24
10.500% due 07/01/2014 - 07/01/2021	3	3
11.000% due 11/01/2020	3	4
11.250% due 10/01/2015	7	7
11.500% due 11/01/2019 - 02/01/2020	2	2
11.750% due 02/01/2016	9	11
13.000% due 07/01/2015	3	3
13.250% due 09/01/2011	2	2
15.750% due 12/01/2011	2	2
16.000% due 09/01/2012 - 12/01/2012	1	2

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	4,676	4,703

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	292,202	285,711
2.718% due 02/15/2019	98,313	95,850
2.788% due 05/15/2036	16,045	15,545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.838% due 12/15/2030	$12,916	$12,726
2.888% due 06/15/2018	4,141	4,066
2.938% due 11/15/2030	11	11
3.450% due 10/15/2020	55	55
3.467% due 08/25/2031	3,953	3,581
3.487% due 09/25/2031	6,577	6,159
3.500% due 03/15/2021	29	29
4.000% due 09/15/2015	155	155
4.000% due 01/15/2024 (b)	3,523	510
4.357% due 08/01/2035	16,707	16,824
4.447% due 03/01/2035	5,451	5,482
4.478% due 07/25/2044	755	688
4.500% due 02/15/2015 - 06/01/2018	40,413	40,566
4.601% due 04/01/2035	12,513	12,585
4.620% due 04/01/2035	9,608	9,688
4.662% due 08/15/2032	743	738
4.692% due 06/01/2035	46,005	45,578
4.706% due 08/01/2035 (i)	82,044	82,763
4.724% due 03/01/2035	9,633	9,726
4.875% due 06/13/2018	19,100	19,395
4.916% due 07/01/2035	21,866	21,946
4.942% due 03/01/2035	2,364	2,381
4.996% due 04/01/2035	2,259	2,281
5.000% due 04/01/2013 - 07/15/2024	49,620	49,816
5.049% due 04/01/2035	4,434	4,498
5.065% due 07/01/2018	54	55
5.250% due 01/01/2017	5	5
5.500% due 02/15/2014 - 09/01/2038	64,701	64,745
5.612% due 02/01/2020	290	295
5.860% due 06/01/2024	65	66
5.873% due 12/01/2022	44	45
5.890% due 10/01/2027	29	29
6.000% due 03/01/2011 - 09/01/2038	33,027	33,539
6.009% due 09/01/2023	21	21
6.254% due 01/01/2024	98	100
6.365% due 01/01/2024	35	36
6.374% due 11/01/2022	275	280
6.500% due 03/15/2029 - 07/25/2043	56,586	58,417
6.734% due 10/01/2023	128	130
6.990% due 11/01/2023	35	35
7.000% due 01/01/2030 - 04/01/2032	70	74
7.500% due 07/15/2030	569	573
8.000% due 01/01/2012 - 12/01/2024	317	337
8.500% due 06/01/2009 - 11/01/2025	818	907
9.000% due 12/15/2020 - 08/01/2022	294	311
9.500% due 07/01/2010 - 09/01/2021	91	98
10.000% due 03/01/2016 - 05/15/2020	44	47
10.750% due 09/01/2009 - 08/01/2011	4	4
14.000% due 09/01/2012 - 04/01/2016	1	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
3.038% due 12/16/2025	145	145
5.000% due 01/20/2032 - 02/20/2032	4,351	4,405
5.125% due 10/20/2023 - 12/20/2027	2,987	3,021
5.375% due 04/20/2016 - 05/20/2030	6,254	6,320
5.500% due 03/20/2019 - 03/20/2031	234	239
5.625% due 08/20/2022 - 07/20/2030	3,939	3,988

See Accompanying Notes	Semiannual Report	September 30, 2008	167

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 01/15/2029 - 10/01/2038	$193,739	$196,724
6.500% due 09/15/2032 - 05/15/2034	47	49
6.500% due 04/15/2036 (i)	177,512	181,921
7.000% due 03/15/2011 - 10/15/2011	13	14
7.500% due 03/15/2022 - 09/15/2031	203	219
8.000% due 05/15/2016 - 06/20/2031	2,074	2,265
8.500% due 12/15/2021 - 08/15/2030	46	50
9.000% due 03/15/2017 - 11/15/2030	253	279
9.500% due 10/15/2016 - 06/15/2025	25	27
9.750% due 08/15/2017	20	22
10.000% due 10/15/2013 - 11/15/2020	5	6
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	3	4
11.750% due 08/15/2013	3	3
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	3	4
13.500% due 11/15/2012	4	5
16.000% due 02/15/2012	5	6

Small Business Administration
7.640% due 03/01/2010	45	46

Vendee Mortgage Trust
6.500% due 05/15/2029	39,601	41,257

Total U.S. Government Agencies (Cost $4,386,995)		4,376,489

U.S. TREASURY OBLIGATIONS 0.0%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	630	548

Total U.S. Treasury Obligations (Cost $593)		548

MORTGAGE-BACKED SECURITIES 13.6%

American Home Mortgage Assets
3.417% due 10/25/2046	34,045	13,277

American Home Mortgage Investment Trust
4.290% due 10/25/2034	48,087	38,524
4.390% due 02/25/2045	13,253	8,907
4.440% due 02/25/2045	45,682	30,718

Banc of America Funding Corp.
4.135% due 05/25/2035	242,345	206,608

Banc of America Mortgage Securities, Inc.
5.147% due 05/25/2033	341	335
6.500% due 10/25/2031	5,820	5,859

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	13,476	12,546
4.625% due 10/25/2035	53,962	48,685
4.734% due 01/25/2034	12,516	12,330
4.750% due 10/25/2035	153,122	140,366
4.767% due 11/25/2030	103	102
5.010% due 01/25/2035	5,283	4,724
5.040% due 04/25/2033	8,638	8,327
5.425% due 04/25/2033	23,662	22,220
5.600% due 02/25/2033	1,782	1,664
6.752% due 02/25/2033	1,118	1,111

Bear Stearns Alt-A Trust
5.228% due 03/25/2035	29,449	23,472
5.370% due 05/25/2035	30,038	25,516
5.504% due 09/25/2035	8,025	6,474

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,261

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	$25,465	$22,941

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	16,234	12,926

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	8	8

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	5,703	5,421

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	10,600	9,205

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	12,972	7,907
3.487% due 02/25/2037	13,854	8,999
6.500% due 06/25/2033	232	232

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	4,202	2,667
4.727% due 02/20/2035	27,370	24,351
4.797% due 11/25/2034	15,439	13,576
5.250% due 02/20/2036	27,074	19,436

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	2,632	2,404
4.938% due 12/15/2040	10,458	10,336
5.357% due 06/25/2032	63	63

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 03/25/2037	6,828	6,600

DLJ Acceptance Trust
11.000% due 08/01/2019	62	63

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	160	161

Drexel Burnham Lambert CMO Trust
3.236% due 05/01/2016	2	2

First Horizon Alternative Mortgage Securities
4.740% due 06/25/2034	17,798	14,823

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	7,024	6,904

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	90	90

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	16,524	14,218
3.287% due 01/25/2047	17,805	16,919

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,600	3,899

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	9,844	8,847
5.993% due 08/10/2045	12,100	10,362

GSR Mortgage Loan Trust
4.539% due 09/25/2035	91,666	78,465
4.625% due 09/25/2035	9,864	9,196
6.000% due 03/25/2032	886	867

Harborview Mortgage Loan Trust
5.145% due 07/19/2035	13,079	11,400

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	6,992	6,598

Imperial Savings Association
6.503% due 02/25/2018	37	37

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	10,139	9,530
3.417% due 05/25/2046	6,664	4,064

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,000	1,667
5.882% due 02/15/2051	4,400	3,762
6.007% due 06/15/2049	50,285	43,155

JPMorgan Mortgage Trust
5.021% due 02/25/2035	22,417	19,540

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	$14,582	$14,430

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	3,022	2,740

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	20,464	18,150

MASTR Asset Securitization Trust
5.500% due 09/25/2033	24,717	22,712

Mellon Residential Funding Corp.
2.947% due 06/15/2030	19,993	17,819

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	9,400	7,908

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	13,665	11,107
4.487% due 02/25/2035	30,223	24,522
5.279% due 05/25/2033	11,142	10,167

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	2,468	2,235
4.250% due 10/25/2035	14,543	13,009

Morgan Stanley Capital I
2.548% due 10/15/2020	5,742	5,159
5.809% due 12/12/2049	17,925	15,316

Prime Mortgage Trust
3.607% due 02/25/2019	1,146	1,087
3.607% due 02/25/2034	6,298	5,759

Prudential-Bache CMO Trust
8.400% due 03/20/2021	151	153

RAAC Series 2005-SP1
5.000% due 09/25/2034	1,568	1,545

Resecuritization Mortgage Trust
3.679% due 04/26/2021	34	34

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	18	18

Sears Mortgage Securities
12.000% due 02/25/2014	7	7

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	6,428	4,012
3.360% due 09/19/2032	5,922	5,415
3.487% due 02/25/2036	6,993	4,518
9.415% due 06/25/2029	561	600

Structured Asset Securities Corp.
5.044% due 07/25/2032	121	112
5.233% due 01/25/2032	153	153

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	16,623	15,948

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	27,405	24,245
2.578% due 09/15/2021	16,331	14,925
5.509% due 04/15/2047	6,200	5,173

WaMu Mortgage Pass-Through Certificates
3.497% due 10/25/2045	6,169	3,912
3.517% due 01/25/2045	401	268
3.585% due 01/25/2047	9,716	5,860
3.665% due 12/25/2046	44,843	27,097
3.948% due 02/27/2034	11,271	10,652
3.948% due 01/25/2047	6,637	4,471
4.055% due 11/25/2042	2,244	2,001
4.198% due 09/25/2046	15,832	10,303
4.229% due 03/25/2034	5,402	5,206
4.255% due 06/25/2042	3,600	3,275
4.255% due 08/25/2042	3,010	2,693

Washington Mutual MSC Mortgage Pass-Through Certificates
6.000% due 02/25/2033	301	299
6.044% due 02/25/2033	85	83

Wells Fargo Mortgage-Backed Securities Trust
4.706% due 12/25/2033	6,488	6,062

168	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.950% due 03/25/2036	$30,990	$27,419
5.387% due 08/25/2035	7,212	6,822
5.594% due 07/25/2036	24,938	20,153

Total Mortgage-Backed Securities (Cost $1,629,326)		1,410,221

ASSET-BACKED SECURITIES 8.9%

Access Group, Inc.
4.093% due 10/27/2025	67,792	67,020

ACE Securities Corp.
3.257% due 12/25/2036	5,076	4,782

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	744	529

Argent Securities, Inc.
3.257% due 09/25/2036	3,004	2,972

Asset-Backed Funding Certificates
3.267% due 10/25/2036	3,144	3,076
3.267% due 01/25/2037	7,577	7,151

Asset-Backed Securities Corp. Home Equity
3.008% due 06/15/2031	7	6
3.257% due 12/25/2036	1,809	1,734

BA Credit Card Trust
3.068% due 04/15/2013	14,900	14,583
3.238% due 08/15/2011	82,800	82,734

Bear Stearns Asset-Backed Securities Trust
3.267% due 01/25/2037	3,757	3,520
3.287% due 10/25/2036	5,339	4,552
3.657% due 03/25/2043	4,005	3,897
4.207% due 08/25/2037	32,676	26,669

Carrington Mortgage Loan Trust
3.307% due 06/25/2037	1,414	1,304
3.527% due 10/25/2035	14,616	13,860

Chase Funding Mortgage Loan Asset-Backed Certificates
3.847% due 11/25/2031	1,213	1,162

Chase Issuance Trust
2.478% due 07/15/2011	1,300	1,291
2.498% due 02/15/2011	2,300	2,296
2.528% due 02/15/2013	850	813

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	729	631

Citibank Credit Card Issuance Trust
3.628% due 05/18/2011	85,700	85,569

Citigroup Mortgage Loan Trust, Inc.
3.307% due 10/25/2036	16,595	15,934

Community Program Loan Trust
4.500% due 10/01/2018	3,782	3,773

Countrywide Asset-Backed Certificates
3.257% due 05/25/2037	8,719	8,478
3.257% due 12/25/2046	2,817	2,782
3.257% due 03/25/2047	6,079	5,947

Credit-Based Asset Servicing & Securitization LLC
3.297% due 12/25/2037	1,956	1,877

Daimler Chrysler Auto Trust
3.337% due 10/08/2010	41,000	40,966
4.980% due 02/08/2011	12,717	12,690

Equity One Asset-Backed Securities, Inc.
3.767% due 11/25/2032	10,265	8,611

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	26,991	25,399
3.257% due 12/25/2036	1,817	1,766
3.267% due 06/25/2036	3,361	3,322

Ford Credit Auto Owner Trust
2.498% due 04/15/2010	218	217
2.818% due 06/15/2010	1,060	1,053
3.088% due 07/15/2010	30,610	30,580

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.388% due 01/15/2011	$94,200	$93,219
3.908% due 06/15/2012	57,600	56,141
4.360% due 06/15/2010	3,224	3,223

Fremont Home Loan Trust
3.267% due 01/25/2037	8,997	8,472
3.277% due 02/25/2037	2,908	2,851
3.307% due 05/25/2036	6,460	6,317

GSAMP Trust
3.247% due 10/25/2046	5,711	5,578
3.277% due 09/25/2036	3,367	3,297
3.277% due 12/25/2036	14,870	13,700

HFC Home Equity Loan Asset-Backed Certificates
3.458% due 01/20/2035	3,089	2,629
3.478% due 01/20/2034	16,525	14,318
3.538% due 09/20/2033	7,720	7,112

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	1,087	1,002
3.257% due 12/25/2036	7,417	6,891

Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	6,071	5,923

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	2,840	2,764
2.541% due 11/25/2036	2,920	2,802
3.257% due 08/25/2036	3,917	3,847

Lehman XS Trust
3.277% due 05/25/2046	2,366	2,293

Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	6,314	6,111
3.267% due 10/25/2036	2,983	2,842
3.487% due 10/25/2034	589	454

MASTR Asset-Backed Securities Trust
3.247% due 08/25/2036	4,905	4,840

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	4,623	4,502
3.247% due 01/25/2037	10,991	10,380
3.257% due 10/25/2036	3,814	3,721

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	1,660	1,606

Option One Mortgage Loan Trust
3.257% due 01/25/2037	11,483	11,059

Renaissance Home Equity Loan Trust
3.907% due 08/25/2032	40	33

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	1,436	1,424

Residential Asset Securities Corp.
3.277% due 11/25/2036	13,519	13,293
3.667% due 06/25/2031	3	3

Saxon Asset Securities Trust
3.267% due 10/25/2046	2,911	2,848

Securitized Asset-Backed Receivables LLC Trust
3.257% due 09/25/2036	2,961	2,898
3.267% due 12/25/2036	12,317	11,402
3.337% due 05/25/2037	3,285	2,887

SLM Student Loan Trust
2.840% due 01/25/2019	7,000	6,884
3.050% due 07/25/2013	13,295	13,211
3.100% due 01/26/2015	6,137	6,111
3.300% due 10/25/2017	40,400	38,621
3.364% due 10/25/2017	7,300	7,092

Soundview Home Equity Loan Trust
3.267% due 11/25/2036	6,588	6,339

Specialty Underwriting & Residential Finance
3.252% due 11/25/2037	2,216	2,126
3.267% due 01/25/2038	8,363	7,726

Structured Asset Securities Corp.
3.257% due 10/25/2036	11,267	10,697
3.497% due 01/25/2033	754	624

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.930% due 01/25/2035		$840	$794

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		4,813	4,692

WMC Mortgage Loan Pass-Through Certificates
3.168% due 05/15/2030		218	216

Total Asset-Backed Securities (Cost $949,447)			921,361

SOVEREIGN ISSUES 0.0%

Export-Import Bank of Korea
3.011% due 10/04/2011		1,000	1,003

Korea Development Bank
3.092% due 11/22/2012		2,200	2,136

Total Sovereign Issues (Cost $3,203)			3,139

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%

Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	29,397

Countrywide Home Loans, Inc.
5.414% due 11/24/2008	EUR	20,000	28,012

Morgan Stanley
5.293% due 03/01/2013		25,300	25,046

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	7,945

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	12,047

Total Foreign Currency-Denominated Issues (Cost $116,457)			102,447

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.5%

Bank of America Corp.
7.250% due 12/31/2049		63,000	52,621

Wachovia Corp.
7.500% due 12/31/2049		6,000	2,355

Total Convertible Preferred Stocks (Cost $69,000)			54,976

PREFERRED STOCKS 1.0%

DG Funding Trust
5.051% due 12/31/2049		10,254	104,591

Total Preferred Stocks (Cost $108,094)			104,591

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.4%

CERTIFICATES OF DEPOSIT 0.0%

Bank of Ireland
2.831% due 01/15/2010		$1,000	991

COMMERCIAL PAPER 1.9%

Bank of America Corp.
0.010% due 10/01/2008		197,000	197,000

See Accompanying Notes	Semiannual Report	September 30, 2008	169

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 3.7%

Merrill Lynch & Co., Inc.
0.250% due 10/01/2008	$150,000	$150,000
(Dated 09/30/2008. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $152,734. Repurchase proceeds are $150,001.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	71,000	71,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Bills 0.000% due 10/16/2008 valued at $72,500. Repurchase proceeds are $71,000.)
1.000% due 10/01/2008	168,763	168,763

(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/03/2008 valued at $6,982; Federal Home Loan Bank 0.000% due 10/16/2008 - 10/24/2008 valued at $101,703; and Freddie Mac 0.000% due 10/14/2008 - 10/27/2008 valued at $63,456. Repurchase proceeds are $168,768.)

		389,763

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.8%
1.005% due 10/16/2008 - 12/26/2008 (c)(e)(f)(g)(h)	$183,820	$182,549

Total Short-Term Instruments (Cost $771,242)		770,303

PURCHASED OPTIONS (l) 0.1%
(Cost $16,356)		10,821

Total Investments 107.9% (Cost $11,939,301)		$11,223,776

Written Options (m) (0.1%) (Premiums $17,317)		(15,325)

Other Assets and Liabilities (Net) (7.8%)		(807,667)

Net Assets 100.0%		$10,400,784

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $5,455 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $151,307 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(g)	Securities with an aggregate market value of $397 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(h)	Securities with an aggregate market value of $397 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $129,960 at a weighted average interest rate of 2.659%. On September 30, 2008, securities valued at $525,341 were pledged as collateral for reverse repurchase agreements.
(j)	Cash of $61,237 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	843	$689
90-Day Euribor June Futures	Long	06/2009	340	1,333
90-Day Euribor March Futures	Long	03/2009	570	1,843
90-Day Eurodollar December Futures	Long	12/2008	22,415	52,691
90-Day Eurodollar December Futures	Long	12/2009	2,074	(1,970)
90-Day Eurodollar June Futures	Long	06/2009	5,501	895
90-Day Eurodollar March Futures	Long	03/2009	13,383	27,181
90-Day Eurodollar March Futures	Long	03/2010	1,209	(749)
90-Day Eurodollar September Futures	Long	09/2009	3,505	819
U.S. Treasury 10-Year Note December Futures	Long	12/2008	112	(155)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	865	(357)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2,956	6,958
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	3,843	7,633

				$96,804

(k)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issuers - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	2.100%	03/20/2013	BCLY	14.972%	$15,700	$(5,241)	$0	$(5,241)
American International Group, Inc. 6.250% due 05/01/2036	1.400%	06/20/2013	DUB	14.711%	23,200	(8,269)	0	(8,269)
American International Group, Inc. 6.250% due 05/01/2036	1.380%	06/20/2013	GSC	14.711%	20,200	(7,211)	0	(7,211)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	06/20/2013	GSC	14.711%	50,000	(17,279)	0	(17,279)
American International Group, Inc. 6.250% due 05/01/2036	1.360%	06/20/2013	RBS	14.711%	20,300	(7,257)	0	(7,257)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	09/20/2013	DUB	1.418%	20,000	(359)	0	(359)
Brazilian Government International Bond 12.250% due 03/06/2030	0.290%	06/20/2009	BCLY	0.544%	43,300	(45)	0	(45)

170	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issuers - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	$75,800	$(160)	$0	$(160)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	BCLY	28.870%	1,300	(514)	0	(514)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.650%	09/20/2012	DUB	28.870%	2,200	(875)	0	(875)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	4,500	(1,932)	0	(1,932)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.900%	09/20/2012	JPM	28.870%	7,500	(3,213)	0	(3,213)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.950%	09/20/2012	JPM	28.870%	10,000	(4,275)	0	(4,275)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	JPM	28.870%	1,000	(396)	0	(396)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	MLP	28.870%	2,000	(797)	0	(797)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.250%	03/20/2009	DUB	22.138%	1,000	(62)	0	(62)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.400%	06/20/2009	MLP	24.348%	400	(45)	0	(45)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	BCLY	7.398%	2,600	(73)	0	(73)
General Electric Capital Corp. 6.000% due 06/15/2012	0.700%	03/20/2009	BNP	7.398%	1,100	(33)	0	(33)
General Electric Capital Corp. 6.000% due 06/15/2012	0.780%	03/20/2011	BNP	6.571%	6,300	(740)	0	(740)
General Electric Capital Corp. 6.000% due 06/15/2012	1.250%	03/20/2013	BNP	6.113%	2,000	(309)	0	(309)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	03/20/2009	BOA	7.398%	1,100	(32)	0	(32)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	13,700	(410)	0	(410)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	2,200	(65)	0	(65)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	6,300	(486)	0	(486)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	2,800	(214)	0	(214)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	1,800	(136)	0	(136)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	DUB	7.398%	1,900	(54)	0	(54)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2011	DUB	6.520%	32,700	(4,102)	0	(4,102)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	12/20/2010	GSC	6.632%	1,900	(202)	0	(202)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	8,800	(168)	0	(168)
General Electric Capital Corp. 6.000% due 06/15/2012	1.200%	03/20/2010	RBS	6.975%	16,700	(1,255)	0	(1,255)
General Motors Corp. 7.125% due 07/15/2013	8.150%	03/20/2013	BCLY	36.581%	10,000	(4,749)	0	(4,749)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	600	(319)	0	(319)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	BOA	37.109%	3,300	(1,769)	0	(1,769)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	DUB	37.109%	1,800	(962)	0	(962)
General Motors Corp. 7.125% due 07/15/2013	8.150%	03/20/2013	GSC	36.581%	10,000	(4,749)	0	(4,749)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	700	(375)	0	(375)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	MSC	37.109%	800	(427)	0	(427)
General Motors Corp. 7.125% due 07/15/2013	8.150%	03/20/2013	UBS	36.581%	1,100	(522)	0	(522)
GMAC LLC 6.875% due 08/28/2012	3.650%	09/20/2012	BCLY	48.784%	2,000	(1,053)	0	(1,053)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2009	CITI	88.715%	15,900	(4,657)	(2,067)	(2,590)
GMAC LLC 6.875% due 08/28/2012	3.720%	09/20/2012	CITI	48.784%	2,800	(1,471)	0	(1,471)
GMAC LLC 6.875% due 08/28/2012	3.200%	09/20/2012	DUB	48.784%	5,500	(2,924)	0	(2,924)
GMAC LLC 6.875% due 08/28/2012	3.200%	09/20/2012	GSC	48.784%	4,300	(2,286)	0	(2,286)
GMAC LLC 6.875% due 08/28/2012	3.250%	09/20/2012	JPM	48.784%	7,500	(3,983)	0	(3,983)
GMAC LLC 6.875% due 08/28/2012	3.370%	09/20/2012	JPM	48.784%	10,000	(5,297)	0	(5,297)
GMAC LLC 6.875% due 08/28/2012	3.670%	09/20/2012	JPM	48.784%	13,000	(6,839)	0	(6,839)
GMAC LLC 6.875% due 08/28/2012	3.750%	09/20/2012	JPM	48.784%	2,000	(1,050)	0	(1,050)
GMAC LLC 6.875% due 08/28/2012	4.850%	09/20/2012	JPM	48.784%	8,300	(4,249)	0	(4,249)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MLP	88.109%	7,200	(2,815)	(450)	(2,365)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.820%	09/20/2012	BEAR	4.610%	3,500	(419)	0	(419)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.810%	09/20/2012	BNP	4.610%	10,000	(1,201)	0	(1,201)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.820%	09/20/2012	BNP	4.610%	25,000	(2,995)	0	(2,995)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.820%	09/20/2012	JPM	4.610%	5,000	(599)	0	(599)
Indonesia Government International Bond 6.750% due 03/10/2014	0.438%	06/20/2009	RBS	1.075%	43,300	(194)	0	(194)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	06/20/2009	RBS	1.075%	6,000	(26)	0	(26)
Indonesia Government International Bond 6.750% due 03/10/2014	1.310%	12/20/2011	RBS	3.088%	4,900	(253)	0	(253)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	3,200	1	0	1
JSC Gazprom 8.625% due 04/28/2034	0.860%	11/20/2011	MSC	4.115%	38,400	(3,350)	0	(3,350)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	5,100	(4,299)	0	(4,299)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	3,600	(3,042)	0	(3,042)
Panama Government International Bond 8.875% due 09/30/2027	0.750%	01/20/2012	MSC	1.710%	500	(14)	0	(14)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.250%	05/20/2009	HSBC	0.244%	6,000	6	0	6
Russia Government International Bond 7.500% due 03/31/2030	0.275%	06/20/2009	BCLY	2.345%	43,300	(607)	0	(607)
Russia Government International Bond 7.500% due 03/31/2030	0.305%	12/20/2008	MSC	2.248%	6,000	(21)	0	(21)
SLM Corp. 5.125% due 08/27/2012	5.050%	03/20/2013	BNP	17.182%	6,200	(1,710)	0	(1,710)
SLM Corp. 5.125% due 08/27/2012	4.910%	06/20/2009	DUB	19.714%	2,900	(272)	0	(272)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	8,000	(64)	0	(64)
Ukraine Government International Bond 7.650% due 06/11/2013	0.700%	04/20/2009	HSBC	5.404%	4,300	(96)	0	(96)
Ukraine Government International Bond 7.650% due 06/11/2013	0.490%	06/20/2009	HSBC	5.504%	43,300	(1,470)	0	(1,470)

						$(137,330)	$(2,517)	$(134,813)

See Accompanying Notes	Semiannual Report	September 30, 2008	171

Schedule of Investments  Low Duration Fund  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$11,100	$1,086	$791	$295
CDX.HY-10 Index	(5.000%)	06/20/2013	GSC	100,000	9,781	7,750	2,031
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	87,500	8,558	6,635	1,923
CDX.HY-10 Index	(5.000%)	06/20/2013	RBS	16,000	1,565	1,240	325
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	101,600	561	(1,024)	1,585
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	427,500	2,362	(2,331)	4,693
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	9,200	51	(107)	158
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	16,200	90	(164)	254

					$24,054	$12,790	$11,264

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	1.846%	06/20/2012	CITI	$2,800	$(249)	$0	$(249)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	2,800	(222)	0	(222)
CDX.HY-8 Index 25-35%	2.179%	06/20/2012	CITI	1,800	(140)	0	(140)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	5,500	(493)	0	(493)
CDX.HY-8 Index 25-35%	1.847%	06/20/2012	MLP	1,900	(169)	0	(169)
CDX.HY-8 Index 25-35%	2.070%	06/20/2012	MLP	3,900	(318)	0	(318)
CDX.HY-8 Index 25-35%	2.127%	06/20/2012	MLP	1,700	(135)	0	(135)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	3,000	(244)	0	(244)
CDX.HY-8 Index 25-35%	2.140%	06/20/2012	MSC	4,700	(372)	0	(372)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	1,800	(141)	0	(141)
CDX.HY-8 Index 35-100%	0.355%	06/20/2012	CITI	38,554	(1,480)	0	(1,480)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	8,943	(342)	0	(342)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	10,334	(382)	0	(382)
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	22,200	251	0	251
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	40,300	470	0	470
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	4,600	3	0	3
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	8,300	11	0	11
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	9,900	11	0	11
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	6,400	(35)	(89)	54
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	11,300	50	0	50
CDX.IG-10 5 Year Index 30-100%	0.463%	06/20/2013	GSC	14,200	21	0	21
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	13,500	(1,406)	(2,199)	793

					$(5,311)	$(2,288)	$(3,023)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	49,200	$(901)	$0	$(901)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		32,100	(562)	0	(562)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		12,800	(219)	0	(219)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		25,000	(172)	(45)	(127)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		25,000	(169)	(36)	(133)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		21,200	(56)	29	(85)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		19,300	(12)	17	(29)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	(905)	(32)	(873)
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	(1,415)	(391)	(1,024)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$113,700	768	(305)	1,073

172	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$156,700	$1,059	$(367)	$1,426
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		900	10	20	(10)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		109,200	1,176	2,133	(957)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		66,800	719	1,218	(499)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		900	10	20	(10)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		42,100	453	254	199
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		4,400	(167)	(203)	36
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		3,100	(118)	(152)	34
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,100	(42)	(52)	10
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		15,400	(561)	153	(714)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		45,600	(1,660)	66	(1,726)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		113,600	(4,131)	(899)	(3,232)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		156,200	(5,679)	91	(5,770)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		31,600	(1,408)	716	(2,124)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		10,600	(472)	173	(645)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		26,000	(1,159)	532	(1,691)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		21,400	(954)	341	(1,295)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	123,800	2,463	524	1,939
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	77,900	(147)	250	(397)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		46,700	(88)	164	(252)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		43,200	(59)	326	(385)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		40,200	(55)	323	(378)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		8,800	(137)	(208)	71
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		17,300	206	(180)	386
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		14,500	(66)	(27)	(39)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		53,200	7,880	14,450	(6,570)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		2,200	(312)	98	(410)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	23,900	(196)	0	(196)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		9,100	(42)	0	(42)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		25,800	(1,028)	10	(1,038)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		7,000	(289)	0	(289)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		7,100	(297)	0	(297)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		7,600	(326)	0	(326)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		3,500	(143)	0	(143)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		2,000	(85)	1	(86)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$40,200	(408)	17	(425)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		250,800	(2,540)	173	(2,713)

							$(12,236)	$19,202	$(31,438)

Interest Rate Cap/Floor Swaps
Pay/Receive Floating Rate	Floating Rate Index	Cap/ Floor	Cap/ Floor Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	12/24/2008	JPM	EUR	20,700	$(59)	$(302)	$243

(l)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$177,300	$1,862	$1,421
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	131,000	1,401	967
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	90,200	961	666
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	35,100	393	259
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	216,600	2,046	1,599
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	268,100	2,357	1,058
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	74,000	766	301
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	184,200	1,989	934
Call -OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	303,500	3,235	2,241
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	127,300	1,346	1,375

							$16,356	$10,821

(m)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	899	$502	$545
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	899	508	1,156

				$1,010	$1,701

See Accompanying Notes	Semiannual Report	September 30, 2008	173

Schedule of Investments  Low Duration Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$39,700	$868	$877
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	28,700	921	898
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	30,600	768	627
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	20,200	660	563
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	30,100	997	839
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,700	386	326
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	72,200	2,257	2,012
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	89,400	2,228	1,608
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	32,000	795	460
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	61,400	1,851	1,233
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	101,100	3,278	2,818
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	42,400	1,298	1,363

							$16,307	$13,624

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$572,100	$10,094
Sales	9,266	308,300	15,300
Closing Buys	0	(320,900)	(3,430)
Expirations	(7,468)	0	(4,647)
Exercised	0	0	0

Balance at 09/30/2008	1,798	$559,500	$17,317

(n) Short sales outstanding on September 30, 2008:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	10/01/2023	$370,710	$372,679	$368,104
Fannie Mae	5.500%	10/01/2023	49,700	50,611	50,096
U.S. Treasury Notes	2.125%	04/30/2010	38,600	38,591	39,162
U.S. Treasury Notes	2.375%	08/31/2010	213,800	215,456	215,877
U.S. Treasury Notes	3.125%	11/30/2009	32,200	32,550	33,052
U.S. Treasury Notes	3.250%	12/31/2009	252,300	255,680	257,349

				$965,567	$963,640

(6)	Market value includes $1,165 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	3,819	04/2009	$0	$(19)	$(19)
Buy		HSBC	3,832	04/2009	0	(19)	(19)
Buy	AUD	MSC	6,447	10/2008	0	(266)	(266)
Sell		MSC	6,447	10/2008	0	(21)	(21)
Buy		UBS	4,379	10/2008	0	(302)	(302)
Sell	BRL	BNP	3,946	12/2008	8	0	8
Sell		HSBC	45,887	12/2008	3,242	0	3,242
Sell		JPM	10,968	12/2008	461	0	461
Buy		MSC	344,115	12/2008	0	(13,072)	(13,072)
Sell		MSC	74,082	12/2008	4,071	0	4,071
Sell		RBC	11,952	12/2008	277	0	277
Sell		UBS	33,793	12/2008	831	0	831
Buy		RBC	11,952	06/2009	0	(284)	(284)
Sell	CHF	MSC	42,105	12/2008	435	0	435
Buy	CLP	HSBC	2,743,870	12/2008	0	(708)	(708)
Buy	CNY	BCLY	16,446	11/2008	0	(36)	(36)
Buy		BOA	12,289	11/2008	0	(28)	(28)
Buy		DUB	59,648	11/2008	0	(137)	(137)
Buy		HSBC	13,254	11/2008	0	(30)	(30)
Buy		JPM	60,896	11/2008	0	(134)	(134)
Buy		UBS	12,296	11/2008	0	(27)	(27)
Buy		BCLY	89,648	07/2009	0	(925)	(925)
Buy		DUB	284,103	07/2009	0	(2,949)	(2,949)
Buy		HSBC	90,750	07/2009	0	(840)	(840)
Buy		JPM	88,551	07/2009	0	(973)	(973)
Buy	EUR	BCLY	12,022	10/2008	0	(834)	(834)
Buy		BOA	2,220	10/2008	0	(145)	(145)
Sell		CITI	63,593	10/2008	0	(207)	(207)

174	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	HSBC	3,330	10/2008	$0	$(216)	$(216)
Buy		JPM	888	10/2008	0	(63)	(63)
Buy		MSC	1,110	10/2008	0	(77)	(77)
Sell		UBS	108,748	10/2008	6,064	0	6,064
Buy	GBP	BOA	2,450	10/2008	0	(186)	(186)
Buy		UBS	31,996	10/2008	0	(2,477)	(2,477)
Sell		UBS	130,485	11/2008	4,499	0	4,499
Buy	INR	BCLY	185,924	11/2008	0	(387)	(387)
Buy		DUB	138,368	11/2008	0	(462)	(462)
Buy		HSBC	350,676	11/2008	0	(1,182)	(1,182)
Buy		JPM	538,036	11/2008	0	(1,710)	(1,710)
Sell		JPM	213,494	11/2008	113	0	113
Sell	JPY	DUB	1,273,925	10/2008	0	(227)	(227)
Buy	KWD	HSBC	578	04/2009	0	(67)	(67)
Buy	MXN	BCLY	118	11/2008	0	(1)	(1)
Sell		BCLY	274	11/2008	2	0	2
Buy		HSBC	78	11/2008	0	0	0
Buy		JPM	78	11/2008	0	0	0
Buy	MYR	BCLY	33,510	11/2008	0	(646)	(646)
Buy		BOA	8,624	11/2008	0	(156)	(156)
Buy		DUB	8,613	11/2008	0	(159)	(159)
Buy		HSBC	8,643	11/2008	0	(151)	(151)
Buy		JPM	7,696	11/2008	0	(134)	(134)
Buy		JPM	30,599	02/2009	0	(603)	(603)
Buy	PHP	HSBC	212,000	11/2008	0	(293)	(293)
Buy		JPM	212,900	11/2008	0	(258)	(258)
Buy		BCLY	49,300	02/2009	0	(51)	(51)
Buy		DUB	24,000	02/2009	0	(32)	(32)
Buy		HSBC	59,330	02/2009	0	(64)	(64)
Buy		JPM	83,561	02/2009	0	(66)	(66)
Buy		MLP	18,700	02/2009	0	(25)	(25)
Buy		MSC	66,200	02/2009	0	(75)	(75)
Buy		RBS	18,300	02/2009	0	(24)	(24)
Buy		LEH	12,500	12/2010	0	(14)	(14)
Sell		LEH	12,500	12/2010	0	(7)	(7)
Sell	RUB	HSBC	388,164	11/2008	1,391	0	1,391
Buy		JPM	388,164	11/2008	0	(689)	(689)
Buy		JPM	388,164	05/2009	0	(1,334)	(1,334)
Sell		UBS	388,164	05/2009	1,224	0	1,224
Buy	SAR	HSBC	3,923	04/2009	0	(15)	(15)
Buy		JPM	3,915	04/2009	0	(14)	(14)
Buy	SGD	BCLY	15,915	11/2008	0	(523)	(523)
Sell		BCLY	3,854	11/2008	6	0	6
Buy		BOA	15,733	11/2008	0	(611)	(611)
Buy		CITI	7,318	11/2008	0	(107)	(107)
Buy		DUB	16,550	11/2008	0	(561)	(561)
Buy		JPM	24,964	11/2008	0	(794)	(794)
Sell		JPM	3,854	11/2008	5	0	5
Sell		MSC	3,854	11/2008	5	0	5
Buy		UBS	15,657	11/2008	0	(604)	(604)
Sell		UBS	3,855	11/2008	4	0	4
Sell	ZAR	HSBC	11,656	12/2008	76	0	76
Buy		UBS	11,656	12/2008	2	0	2

					$22,716	$(37,021)	$(14,305)

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$11,139,916	$83,860	$11,223,776
Short Sales, at value	0	(962,475)	0	(962,475)
Other Financial Instruments ++	96,804	(182,902)	(4,495)	(90,593)

Total	$96,804	$9,994,539	$79,365	$10,170,708

See Accompanying Notes	Semiannual Report	September 30, 2008	175

Schedule of Investments  Low Duration Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$133,258	$66,017	$124	$0	$(6,402)	$(109,137)	$83,860
Other Financial Instruments ++	(3,360)	0	0	0	(2,617)	1,482	(4,495)

Total	$129,898	$66,017	$124	$0	$(9,019)	$(107,655)	$79,365

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

176	PIMCO Funds	See Accompanying Notes

Schedule of Investments Mortgage-Backed Securities Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.4%

Morgan Stanley
4.904% due 05/14/2010	$5,000	$3,652

Total Corporate Bonds & Notes (Cost $5,000)		3,652

U.S. GOVERNMENT AGENCIES 195.3%

Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	100	90
3.148% due 04/18/2028	7	7
3.267% due 12/25/2036	13,131	12,643
3.327% due 03/25/2034	1,311	1,266
3.357% due 08/25/2034 - 10/25/2035	10,778	10,360
3.407% due 10/27/2037	10,000	9,211
3.447% due 06/25/2033	198	168
3.467% due 06/25/2032	561	523
3.547% due 11/25/2032	434	412
3.557% due 11/25/2032	96	95
3.655% due 05/01/2033	517	520
3.657% due 05/25/2023	1,194	1,185
3.707% due 03/25/2017 - 07/25/2034	4,353	4,274
4.025% due 02/25/2024	858	852
4.144% due 04/01/2033	677	682
4.278% due 08/01/2042 - 10/01/2044	5,946	5,932
4.293% due 02/01/2035	284	284
4.325% due 03/01/2032	199	197
4.352% due 08/01/2027	948	947
4.375% due 04/25/2023	4	4
4.378% due 02/01/2035	337	338
4.465% due 02/01/2035	149	150
4.500% due 04/01/2020 - 09/01/2023	33,758	32,947
4.500% due 04/01/2020 - 06/01/2023 (f)	15,314	14,957
4.558% due 05/01/2035	703	707
4.559% due 02/01/2035	220	222
4.744% due 07/01/2035	213	214
4.748% due 03/01/2035	146	147
4.751% due 01/01/2035	163	164
4.757% due 12/01/2034	40	40
4.761% due 01/01/2035	184	185
4.770% due 01/01/2035	268	266
4.778% due 03/01/2035	182	183
4.789% due 02/01/2035	146	146
4.794% due 10/01/2035	91	92
4.811% due 11/01/2034	126	128
4.829% due 01/01/2035	768	765
4.852% due 01/01/2035	269	273
4.903% due 07/01/2035	492	494
4.904% due 02/01/2035	415	418
4.947% due 04/01/2035	1,668	1,672
5.000% due 06/01/2018 - 10/01/2038	286,605	282,217
5.000% due 11/01/2018 - 05/01/2038 (f)	160,793	157,243
5.002% due 12/01/2035	1,679	1,718
5.070% due 07/01/2035	203	207
5.126% due 05/01/2035	163	164
5.179% due 05/01/2035	1,026	1,030
5.185% due 03/01/2035	20	21
5.219% due 11/01/2018	3	3
5.500% due 01/01/2021 - 10/01/2038	129,055	129,621
5.500% due 05/01/2021 - 01/01/2038 (f)	128,467	128,479
6.000% due 07/01/2017 - 10/01/2038	206,183	208,746
6.000% due 09/01/2036 - 09/01/2038 (f)	18,592	18,854
6.121% due 12/01/2034	786	795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.216% due 05/01/2023	$25	$26
6.244% due 10/01/2036	3,309	3,423
6.500% due 09/25/2023 - 10/01/2038	25,638	26,302
6.500% due 09/01/2037 - 03/01/2038 (f)	58,110	59,658
6.875% due 03/01/2027	101	102
6.970% due 10/01/2028	13	14
7.000% due 09/25/2023	3	3
7.500% due 06/01/2030 - 08/01/2031	178	192
7.750% due 08/25/2022	34	36
8.200% due 04/25/2025	55	56

Federal Housing Administration
7.430% due 06/01/2019	217	218

Freddie Mac
2.888% due 12/15/2032	274	267
2.988% due 09/15/2030	45	44
3.500% due 12/15/2022	2	2
4.168% due 02/01/2018	63	63
4.244% due 02/01/2035	137	137
4.278% due 10/25/2044 - 02/25/2045	3,686	3,518
4.366% due 02/01/2035	51	51
4.377% due 01/01/2035	238	240
4.428% due 04/01/2035	360	361
4.500% due 04/01/2020 - 03/15/2021	29	29
4.593% due 01/01/2035	733	741
4.618% due 02/01/2035	47	46
4.635% due 03/01/2035	81	82
4.746% due 04/01/2035	415	418
5.000% due 01/01/2037 - 09/01/2038	16,470	16,057
5.000% due 02/01/2038 - 07/01/2038 (f)	27,030	26,351
5.266% due 08/01/2036	176	178
5.303% due 06/01/2035	162	163
5.369% due 06/01/2037	294	297
5.433% due 02/01/2028	181	184
5.500% due 12/01/2017 - 10/01/2038	86,989	86,567
5.500% due 04/01/2038 - 09/01/2038 (f)	162,853	162,143
5.836% due 11/01/2031	97	100
6.000% due 08/01/2037 - 04/01/2038 (f)	19,300	19,559
6.000% due 06/01/2038 - 10/01/2038	12,057	12,195
6.208% due 07/01/2030	23	23
6.277% due 05/01/2032	66	67
6.393% due 11/01/2028	7	7
6.440% due 08/01/2025	9	9
6.500% due 12/15/2023 - 03/15/2024	95	98
8.000% due 06/15/2026	21	23

Ginnie Mae
2.688% due 02/16/2032	69	69
2.738% due 08/16/2032	1,991	1,971
2.888% due 06/16/2027	189	189
3.038% due 04/16/2032	367	365
4.500% due 08/20/2033	1,097	1,044
5.000% due 10/01/2038	6,000	5,885
5.125% due 12/20/2021 - 11/20/2023	23	23
5.375% due 02/20/2017 - 03/20/2027	35	35
5.500% due 03/20/2016 - 10/01/2038	88,033	87,983
5.500% due 10/15/2033 - 07/15/2035 (f)	13,932	13,978
5.625% due 07/20/2022 - 08/20/2026	49	50
6.000% due 02/15/2032 - 10/01/2038	91,069	92,403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 05/15/2036 - 08/15/2038 (f)	$16,876	$17,155
6.500% due 07/15/2024 - 10/01/2038	9,075	9,286
7.500% due 05/15/2027 - 08/15/2027	6	6

Total U.S. Government Agencies (Cost $1,676,805)		1,683,750

U.S. TREASURY OBLIGATIONS 2.5%

U.S. Treasury Notes
4.000% due 08/15/2018	20,700	21,296

Total U.S. Treasury Obligations (Cost $21,296)		21,296

MORTGAGE-BACKED SECURITIES 20.4%

American Home Mortgage Assets
3.437% due 09/25/2046	282	110
3.497% due 08/25/2037	2,000	830

American Home Mortgage Investment Trust
3.447% due 05/25/2047	404	144

Banc of America Structural Security Trust
2.989% due 10/11/2033	1,516	1,502

Banktrust Mortgage Trust
5.700% due 12/01/2023	68	59

Bear Stearns Alt-A Trust
3.427% due 12/25/2046	1,095	334
5.471% due 08/25/2036	6,300	3,480
5.899% due 11/25/2036	2,882	1,780

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	6,400	5,380
5.405% due 12/11/2040	9,000	8,317
5.471% due 01/12/2045	3,100	2,634
5.540% due 09/11/2041	5,600	5,001

CBA Commercial Small Balance Commercial Mortgage
3.487% due 12/25/2036	873	524

CC Mortgage Funding Corp.
3.337% due 05/25/2048	2,421	1,463
3.487% due 01/25/2035	132	117

Commercial Mortgage Pass-Through Certificates
2.708% due 02/05/2019	2,000	1,900

Countrywide Alternative Loan Trust
3.388% due 07/20/2046	313	189
3.417% due 05/25/2035	1,281	817
3.437% due 08/25/2046	650	268
3.457% due 09/25/2046	450	169
3.457% due 10/25/2046	324	138
3.467% due 07/25/2046	450	143
3.468% due 09/20/2046	450	183
3.477% due 05/25/2036	314	129
3.547% due 10/25/2046	450	161
3.557% due 06/25/2037	439	176
3.577% due 11/25/2035	110	52
3.627% due 12/25/2035	198	87
3.717% due 11/20/2035	450	205
3.977% due 11/25/2035	310	203

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 02/25/2035	42	28
3.497% due 04/25/2035	795	507
3.507% due 04/25/2046	332	136
3.527% due 03/25/2035	2,593	1,471
3.547% due 03/25/2036	225	96
3.557% due 02/25/2036	223	96
3.667% due 09/25/2034	735	490
4.763% due 04/25/2035	1,495	1,122
4.797% due 11/25/2034	2,701	2,375
5.000% due 08/25/2033	82	82
5.431% due 02/25/2047	4,481	2,934
5.620% due 03/25/2037	4,299	3,048

See Accompanying Notes	Semiannual Report	September 30, 2008	177

Schedule of Investments  Mortgage-Backed Securities Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	$9,921	$8,334

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	40	36

Downey Savings & Loan Association Mortgage Loan Trust
3.340% due 11/19/2037	450	88
3.350% due 07/19/2045	168	82

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	3,918	3,390
5.848% due 08/25/2037	18,662	14,636

Greenpoint Mortgage Funding Trust
3.407% due 10/25/2046	450	186
3.407% due 12/25/2046	450	164
3.417% due 10/25/2046	450	112
3.437% due 06/25/2045	690	446
3.477% due 09/25/2035	329	138
3.527% due 09/25/2046	450	201
3.547% due 10/25/2046	450	161

GSR Mortgage Loan Trust
3.467% due 08/25/2046	319	96

Harborview Mortgage Loan Trust
3.230% due 09/19/2046	284	173
3.250% due 05/19/2047	2,753	1,730
3.280% due 01/19/2038	344	138
3.280% due 09/19/2046	284	117
3.340% due 11/19/2035	1,927	1,231

Indymac Index Mortgage Loan Trust
3.397% due 04/25/2037	414	161
3.407% due 11/25/2046	452	199
3.447% due 03/25/2035	1,782	1,167
3.457% due 02/25/2037	450	162
3.477% due 06/25/2037	428	180
3.497% due 11/25/2036	749	301
3.527% due 02/25/2035	1,152	759
5.275% due 06/25/2035	4,540	3,330

JPMorgan Alternative Loan Trust
2.970% due 06/27/2037	7,527	5,967

JPMorgan Chase Commercial Mortgage Securities Corp.
2.862% due 07/15/2019	11,483	10,933
5.305% due 01/15/2049	7,000	6,512

MASTR Adjustable Rate Mortgages Trust
3.507% due 05/25/2047	450	157
3.547% due 05/25/2047	450	161

MASTR Alternative Loans Trust
3.607% due 03/25/2036	2,382	1,309

Mellon Residential Funding Corp.
2.838% due 11/15/2031	578	524

Merrill Lynch Alternative Note Asset
5.648% due 06/25/2037	5,655	3,607

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,390	2,841

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	25	19
4.250% due 10/25/2035	3,269	2,924

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	23	23

Opteum Mortgage Acceptance Corp.
3.467% due 07/25/2035	556	466

Prime Mortgage Trust
5.000% due 02/25/2019	404	391

Residential Accredit Loans, Inc.
3.367% due 01/25/2037	8,813	5,251
3.387% due 06/25/2046	7,795	4,889
3.387% due 02/25/2047	410	159
3.407% due 12/25/2046	450	181
3.437% due 05/25/2037	431	147
3.477% due 05/25/2046	450	188

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.607% due 10/25/2045	$225	$147

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	487	473

Residential Asset Securitization Trust
6.000% due 03/25/2037	3,629	2,577

Sequoia Mortgage Trust
3.380% due 10/19/2026	350	320
3.538% due 07/20/2033	221	183
3.568% due 10/20/2027	91	81

Structured Adjustable Rate Mortgage Loan Trust
3.427% due 05/25/2037	3,262	2,001
4.607% due 05/25/2035	2,009	1,138

Structured Asset Mortgage Investments, Inc.
3.360% due 09/19/2032	137	125
3.457% due 09/25/2047	743	288
3.467% due 05/25/2046	387	162
3.507% due 08/25/2036	450	159
3.757% due 09/25/2047	6,634	2,400

Structured Asset Securities Corp.
3.707% due 12/25/2033	1,896	1,704

Thornburg Mortgage Securities Trust
3.327% due 07/25/2036	1,785	1,696
3.327% due 09/25/2046	2,748	2,577
3.887% due 04/25/2043	1,530	1,452

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	2,058	1,881

WaMu Mortgage Pass-Through Certificates
2.990% due 11/25/2034	274	174
3.000% due 07/25/2044	516	456
3.427% due 07/25/2046	362	284
3.477% due 12/25/2045	2,326	1,520
3.605% due 06/25/2047	406	176
3.617% due 11/25/2045	450	185
3.617% due 12/25/2045	450	189
3.665% due 07/25/2047	410	236
3.747% due 12/25/2027	2,088	1,799
3.855% due 02/25/2046	1,335	800
3.907% due 12/25/2045	398	133
4.198% due 10/25/2046	6,221	4,049
4.281% due 08/25/2033	1,329	1,296
5.760% due 03/25/2033	1,556	1,553

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.457% due 07/25/2046	148	63
3.615% due 04/25/2047	419	190
3.625% due 04/25/2047	398	170
3.695% due 05/25/2047	394	188

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 10/25/2037	11,019	9,512

Total Mortgage-Backed Securities (Cost $200,249)		175,584

ASSET-BACKED SECURITIES 12.7%

American Express Credit Account Master Trust
3.438% due 08/15/2012	8,000	7,939

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	25	18
3.907% due 10/25/2031	22	21

Amresco Residential Securities Mortgage Loan Trust
3.702% due 06/25/2028	426	357
3.762% due 06/25/2027	315	271
3.762% due 09/25/2027	763	653
3.837% due 09/25/2028	975	769

Argent Securities, Inc.
4.057% due 11/25/2034	2,500	1,850

BA Credit Card Trust
3.688% due 12/16/2013	10,000	9,829

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Capital Auto Receivables Asset Trust
3.408% due 03/15/2011	$9,200	$9,167
3.938% due 10/15/2012	1,000	976

Centex Home Equity
3.507% due 01/25/2032	30	28

Chase Issuance Trust
2.528% due 04/15/2013	1,021	983
2.738% due 09/15/2011	5,600	5,535
3.138% due 11/15/2011	10,000	9,920

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	108	93

Citibank Omni Master Trust
4.288% due 12/23/2013	5,600	5,569

Citigroup Mortgage Loan Trust, Inc.
3.447% due 08/25/2035	161	147

Conseco Finance
4.319% due 05/15/2032	1,129	917

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,782	1,317

Countrywide Asset-Backed Certificates
3.257% due 12/25/2046	741	732
3.547% due 06/25/2033	1,090	958

EMC Mortgage Loan Trust
3.957% due 08/25/2040	269	234

First Franklin Mortgage Loan Asset-Backed Certificates
3.317% due 09/25/2036	5,500	4,893
4.127% due 08/25/2032	3	3

Ford Credit Auto Owner Trust
3.908% due 06/15/2012	10,000	9,747

Franklin Auto Trust
4.188% due 10/20/2011	7,000	6,945
4.768% due 06/20/2012	1,000	994

GSAA Trust
3.507% due 05/25/2047	1,896	730

GSR Mortgage Loan Trust
3.307% due 11/25/2030	64	63

HFC Home Equity Loan Asset-Backed Certificates
3.538% due 09/20/2033	1,748	1,611

Home Equity Asset Trust
3.807% due 11/25/2032	3	2

Lehman XS Trust
3.377% due 04/25/2046	450	423
3.437% due 06/25/2046	322	133
3.437% due 08/25/2046	366	163
3.447% due 09/25/2046	361	147
3.447% due 11/25/2046	346	141
3.457% due 08/25/2046	451	116
3.527% due 11/25/2046	450	174

Morgan Stanley Mortgage Loan Trust
3.437% due 02/25/2037	200	79
3.567% due 04/25/2037	1,700	859

Park Place Securities, Inc.
3.707% due 07/25/2035 (i)	5,000	3,653

Quest Trust
4.107% due 06/25/2034	2,288	2,137

RAAC Series 2007-SP2
3.607% due 06/25/2047	500	313

Renaissance Home Equity Loan Trust
3.587% due 12/25/2032	54	37
3.647% due 08/25/2033	307	240

Residential Funding Mortgage Securities II, Inc.
3.307% due 02/25/2036	2,173	2,089

Salomon Brothers Mortgage Securities VII, Inc.
4.182% due 10/25/2028	951	809

178	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SLM Student Loan Trust
4.173% due 04/25/2023	$9,512	$9,548

Soundview Home Equity Loan Trust
3.287% due 06/25/2037	2,632	2,531

Specialty Underwriting & Residential Finance
3.887% due 01/25/2034	35	29

Structured Asset Securities Corp.
3.497% due 01/25/2033	43	36

United National Home Loan Owner Trust
6.910% due 03/25/2025	442	414

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo Home Equity Trust
3.447% due 10/25/2035	$781	$767
3.457% due 12/25/2035	1,569	1,514

Total Asset-Backed Securities (Cost $112,366)		109,623

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011	72,000	618

Total Convertible Preferred Stocks (Cost $5,400)		618

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 1.9%

U.S. TREASURY BILLS 1.9%
1.483% due 10/16/2008 - 12/26/2008 (b)(c)(d)(e)	$16,980	$16,857

Total Short-Term Instruments (Cost $16,930)		16,857

Total Investments 233.3% (Cost $2,038,046)		$2,011,380

Other Assets and Liabilities (Net) (133.3%)		(1,149,234)

Net Assets 100.0%		$862,146

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $15,666 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $397 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(e)	Securities with an aggregate market value of $794 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $248,540 at a weighted average interest rate of 2.502%. On September 30, 2008, securities valued at $607,935 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $2,620 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	720	$324
U.S. Treasury 10-Year Note December Futures	Long	12/2008	261	(261)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	162	18

				$81

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	GSC	$500	$246	$0	$246

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE A 06-1 Index	(0.540%)	07/25/2045	BEAR	$5,000	$3,822	$650	$3,172
CMBX.NA AAA 4 Index	(0.350%)	02/17/2051	BCLY	8,000	722	656	66

					$4,544	$1,306	$3,238

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	DUB	$5,400	$(5,096)	$(2,903)	$(2,193)
ABX.HE BBB 06-2 Index	2.420%	05/25/2046	GSC	2,580	(2,420)	(851)	(1,569)
ABX.HE BBB 06-2 Index	1.330%	05/25/2046	RBS	4,050	(3,821)	(2,207)	(1,614)

					$(11,337)	$(5,961)	$(5,376)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	179

Schedule of Investments  Mortgage-Backed Securities Fund   (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	$5,300	$(202)	$(170)	$(32)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI	5,400	(206)	(83)	(123)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB	23,000	(875)	(756)	(119)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC	17,800	(677)	(718)	41
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM	2,000	(76)	(18)	(58)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP	23,300	(886)	(326)	(560)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	12,600	(480)	(162)	(318)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS	26,600	(1,012)	(284)	(728)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	7,200	(321)	273	(594)
Receive	30-Day USD-CMM Rate	4.500%	01/23/2009	MLP	10,000	745	20	725
Receive	30-Day USD-CMM Rate	5.000%	01/16/2009	MLP	6,000	151	17	134
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	9/18/2027	MSC	3,000	1866	900	966

						$(1,973)	$(1,307)	$(666)

(i)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	500	257
Closing Buys	(500)	(257)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2008	0	$0

(j)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Park Place Securities, Inc.	3.707%	07/25/2035	03/13/2008	$4,271	$3,653	0.42%

(k)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (5)
Fannie Mae	5.000%	10/01/2023	$5,000	$5,016	$4,965
Fannie Mae	5.000%	10/01/2038	158,500	157,773	154,265
Fannie Mae	5.500%	10/01/2023	500	509	504
Fannie Mae	5.500%	10/01/2038	232,000	233,396	231,094
Fannie Mae	6.500%	10/01/2038	5,000	5,183	5,124
Ginnie Mae	5.500%	10/01/2038	37,500	37,746	37,471
Ginnie Mae	6.000%	10/01/2038	59,000	60,530	59,802
U.S. Treasury Notes	4.000%	08/15/2018	25,400	25,811	26,311

				$525,964	$519,536

(5)	Market value includes $130 of interest payable on short sales.

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$619	$2,003,540	$7,221	$2,011,380
Short Sales, at value	0	(519,406)	0	(519,406)
Other Financial Instruments ++	81	(3,770)	652	(3,037)

Total	$700	$1,480,364	$7,873	$1,488,937

180	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$10,213	$6,621	$11	$(57)	$(356)	$(9,211)	$7,221
Other Financial Instruments ++	5,678	0	0	0	(4,466)	(560)	652

Total	$15,891	$6,621	$11	$(57)	$(4,822)	$(9,771)	$7,873

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	181

Schedule of Investments  Short-Term Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

CSC Holdings, Inc.
4.569% due 03/30/2013	$2,487	$2,203

Daimler Finance North America LLC
6.820% due 08/03/2012	15,741	10,692

HCA, Inc.
6.012% due 11/18/2013	3,656	3,215

MGM Mirage
3.409% due 10/03/2011	1,800	1,612
3.418% due 10/03/2011	1,800	1,613
3.437% due 10/03/2011	1,080	968
3.671% due 10/03/2011	2,700	2,329
3.805% due 10/03/2011	720	514
4.010% due 10/03/2011	900	776

NRG Energy, Inc.
2.701% due 02/01/2013	316	279
4.196% due 02/01/2013	155	137
5.262% due 02/01/2013	490	433

Total Bank Loan Obligations (Cost $30,613)		24,771

CORPORATE BONDS & NOTES 23.7%

BANKING & FINANCE 18.6%

Allstate Life Global Funding II
3.461% due 05/21/2010	39,100	38,910

American Express Bank FSB
2.507% due 06/12/2009	12,700	12,529
3.248% due 06/22/2009	3,000	2,959
5.500% due 04/16/2013	13,100	12,001

American Express Centurion Bank
2.568% due 07/13/2010	5,300	4,856

American Express Credit Corp.
2.546% due 03/02/2009	900	881
5.109% due 05/27/2010	19,000	17,876
5.875% due 05/02/2013	7,800	7,196

American Honda Finance Corp.
3.194% due 02/05/2010	5,000	4,997

American International Group, Inc.
2.833% due 01/29/2010	26,800	17,433

ANZ National International Ltd.
6.200% due 07/19/2013	14,600	14,507

Bank of America N.A.
2.819% due 06/12/2009	12,700	12,640
3.404% due 05/12/2010	49,600	48,974

Bank of Ireland
2.926% due 12/18/2009	5,200	5,152
3.072% due 12/19/2008	12,800	12,780

Bear Stearns Cos. LLC
2.901% due 02/23/2010	17,200	16,937
3.014% due 08/15/2011	4,000	3,887
3.061% due 07/16/2009	12,300	12,215
6.950% due 08/10/2012	10,000	10,111

Calabash Re Ltd.
13.719% due 01/08/2010	2,300	2,376

CIT Group, Inc.
2.946% due 01/30/2009	19,100	17,209

Citigroup Funding, Inc.
3.852% due 05/07/2010	22,600	21,321

Citigroup, Inc.
2.836% due 01/30/2009	21,000	20,780
3.809% due 12/26/2008	9,700	9,633

Credit Agricole S.A.
2.809% due 05/28/2009	14,300	14,243

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	2,885	1,838

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Electric Capital Corp.
2.862% due 05/10/2010	$5,200	$5,070
3.712% due 05/22/2013	11,100	10,605

Glitnir Banki HF
3.046% due 04/20/2010	6,000	5,171

GMAC LLC
4.054% due 05/15/2009	5,900	4,269

Goldman Sachs Group, Inc.
3.129% due 07/23/2009	1,000	948
3.250% due 12/23/2008	900	887
3.294% due 12/22/2008	5,200	5,126
3.300% due 06/23/2009	41,910	39,844
4.069% due 06/28/2010	5,260	4,694

HSBC Finance Corp.
2.846% due 10/21/2009	5,000	4,745
2.899% due 03/12/2010	3,200	3,004
2.954% due 12/05/2008	1,600	1,592
3.087% due 11/16/2009	4,000	3,933

John Deere Capital Corp.
3.567% due 06/10/2011	1,100	1,103

JPMorgan Chase & Co.
2.537% due 05/07/2010	19,100	18,898

KeyBank N.A.
5.061% due 06/02/2010	19,900	19,812

Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	700	91
3.011% due 12/23/2010 (a)	9,700	1,261

Longpoint Re Ltd.
8.069% due 05/08/2010	3,300	3,358

Merrill Lynch & Co., Inc.
3.048% due 02/06/2009	2,660	2,611
4.610% due 05/20/2009	6,700	6,542
5.054% due 05/12/2010	33,900	32,713
6.050% due 08/15/2012	10,400	9,760

Metropolitan Life Global Funding I
2.847% due 05/17/2010	19,100	18,858

Morgan Stanley
2.852% due 05/07/2009	9,700	8,411
2.912% due 02/09/2009	12,100	10,546
4.904% due 05/14/2010	17,200	12,562

Mystic Re Ltd.
12.811% due 06/07/2011	700	716

National Australia Bank Ltd.
2.791% due 10/01/2008	2,000	2,000
2.858% due 09/11/2009	8,900	8,879
3.252% due 02/08/2010	31,400	31,375

Pricoa Global Funding I
3.613% due 06/04/2010	27,800	27,674

Rabobank Nederland NV
2.791% due 04/06/2009	6,700	6,696
2.811% due 01/15/2009	14,800	14,790
3.209% due 05/19/2010	30,300	30,230

Residential Reinsurance 2007 Ltd.
9.561% due 06/06/2011	2,000	2,024
13.061% due 06/07/2010	3,400	3,505

Santander U.S. Debt S.A. Unipersonal
2.858% due 02/06/2009	19,200	19,148

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	19,200	17,564

UBS AG
3.714% due 05/05/2010	40,600	40,444

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	13,570	13,559

Ventas Realty LP
6.750% due 06/01/2010	4,960	4,960
8.750% due 05/01/2009	3,000	3,015

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vita Capital III Ltd.
3.891% due 01/01/2011	$2,200	$2,131

Wachovia Bank N.A.
2.811% due 02/23/2009	7,900	7,510
3.250% due 03/23/2009	3,300	3,105
3.704% due 05/14/2010	32,000	26,206

Wells Fargo & Co.
3.188% due 03/22/2010	7,600	7,531

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	997

		854,714

INDUSTRIALS 3.7%

Comcast Corp.
3.088% due 07/14/2009	2,100	2,055

CVS Caremark Corp.
3.111% due 06/01/2010	7,800	7,473

Daimler Finance North America LLC
3.169% due 03/13/2009	3,800	3,786

EchoStar DBS Corp.
5.750% due 10/01/2008	6,700	6,700
6.375% due 10/01/2011	1,900	1,753
7.000% due 10/01/2013	500	434

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,525	1,548

General Mills, Inc.
2.921% due 01/22/2010	8,000	7,893

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	10,000	9,963

HJ Heinz Co.
6.428% due 12/01/2020	13,500	13,524

Honeywell International, Inc.
2.845% due 07/27/2009	20,600	20,513

International Business Machines Corp.
3.375% due 07/28/2011	8,400	8,398

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,432

New Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,079

Reynolds American, Inc.
3.519% due 06/15/2011	9,600	9,145

Rockies Express Pipeline LLC
5.100% due 08/20/2009	20,900	20,886

Southern Co.
3.511% due 08/20/2010	5,300	5,291

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,374

SUPERVALU, Inc.
7.500% due 11/15/2014	3,500	3,412

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,539	1,493

Weyerhaeuser Co.
4.198% due 09/24/2009	10,300	10,192

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	6,864

Xerox Corp.
3.626% due 12/18/2009	2,000	1,988
9.750% due 01/15/2009	6,415	6,523

XTO Energy, Inc.
4.625% due 06/15/2013	16,500	15,495

		172,214

182	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.4%

AT&T, Inc.
2.894% due 02/05/2010	$11,900	$11,860
3.014% due 11/14/2008	2,000	1,995

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,121

Entergy Gulf States, Inc.
3.565% due 12/08/2008	4,396	4,387

Midwest Generation LLC
8.300% due 07/02/2009	3,865	3,915

Ohio Power Co.
2.971% due 04/05/2010	2,000	1,963

Qwest Corp.
5.625% due 11/15/2008	5,000	4,975

Sprint Nextel Corp.
4.169% due 06/28/2010	14,200	13,231

		62,447

Total Corporate Bonds & Notes (Cost $1,145,463)		1,089,375

MUNICIPAL BONDS & NOTES 0.0%

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	435

Total Municipal Bonds & Notes (Cost $483)		435

U.S. GOVERNMENT AGENCIES 42.6%

Fannie Mae
3.267% due 12/25/2036 - 07/25/2037	5,878	5,439
3.327% due 03/25/2034	139	134
3.337% due 03/25/2036	839	835
3.357% due 08/25/2034	789	765
3.507% due 03/25/2036	4,012	3,867
3.557% due 05/25/2042 - 03/25/2044	2,382	2,333
3.607% due 06/25/2032 - 09/25/2032	140	136
3.657% due 10/25/2030	24	24
3.807% due 10/25/2017	309	308
3.875% due 02/25/2022 - 12/25/2022	15	15
3.975% due 08/25/2022	8	8
4.025% due 12/25/2022	7	7
4.070% due 02/01/2018	25	25
4.079% due 05/01/2021 - 04/01/2029	239	239
4.107% due 04/25/2032	12	12
4.185% due 11/01/2025	23	23
4.265% due 06/01/2034	18	19
4.278% due 06/01/2043 - 10/01/2044	14,205	14,172
4.323% due 05/01/2036	13,714	13,731
4.330% due 09/01/2034	898	901
4.480% due 05/01/2036	250	250
4.500% due 09/25/2025	148	148
4.571% due 07/01/2034	34	34
4.789% due 11/01/2035	1,355	1,366
4.927% due 09/01/2035	624	628
4.970% due 08/01/2026	19	19
4.980% due 06/01/2035	930	935
5.000% due 01/25/2017 - 07/01/2038	8,840	8,633
5.008% due 01/01/2036	414	423
5.477% due 01/01/2032	791	802
5.500% due 02/01/2014 - 10/01/2038	996,589	994,951

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.752% due 08/01/2029	$1,811	$1,841
5.784% due 12/01/2036	178	180
5.893% due 12/01/2036	191	195
6.000% due 08/01/2032 - 09/01/2038	705,796	715,773
6.044% due 07/01/2029	221	226
6.142% due 12/01/2040	437	443
6.500% due 10/25/2023 (b)	22	1
6.500% due 11/01/2028 - 10/25/2042	1,023	1,076
7.000% due 03/01/2013	38	40
7.155% due 10/01/2023	36	36
8.796% due 06/25/2032	597	627

Federal Home Loan Bank
4.000% due 04/20/2009	1,300	1,306
4.020% due 06/30/2009	2,000	2,013
4.330% due 03/16/2010	2,500	2,536
4.500% due 06/22/2010	12,400	12,653

Federal Housing Administration
6.896% due 07/01/2020	356	352
7.350% due 04/01/2019	162	161
7.430% due 07/01/2021 - 09/01/2022	154	155
7.435% due 02/01/2019	188	189

Freddie Mac
2.718% due 02/15/2019	71,031	69,252
2.838% due 12/15/2030 - 06/15/2031	386	378
2.888% due 06/15/2031	375	369
2.938% due 12/15/2031	13	13
3.247% due 12/25/2036	23,701	22,816
3.250% due 03/15/2023	8	8
4.000% due 11/15/2022	463	463
4.278% due 10/25/2044 - 02/25/2045	11,217	10,638
4.478% due 07/25/2044	11,677	10,643
4.500% due 08/01/2017 - 12/15/2025	958	959
5.000% due 01/15/2018 - 03/15/2026	545	549
5.156% due 08/01/2035	806	811
5.500% due 05/01/2013 - 04/01/2038	34,751	34,820
6.500% due 07/25/2043	482	494
6.750% due 08/15/2023	562	574

Ginnie Mae
2.988% due 02/16/2030	226	226
3.088% due 02/16/2030	141	142
3.138% due 02/16/2030	272	271
3.588% due 06/20/2030	5	5
4.138% due 03/20/2031	1,027	1,024
5.000% due 02/20/2032	619	626
5.125% due 10/20/2017 - 10/20/2027	919	930
5.250% due 03/20/2029 - 03/20/2030	978	989
5.375% due 05/20/2021 - 05/20/2030	4,422	4,475
5.500% due 02/20/2019	19	20
5.625% due 07/20/2022 - 09/20/2029	2,868	2,901
6.000% due 01/15/2032 - 03/15/2032	1,863	1,898
7.500% due 02/20/2030	154	161
8.000% due 12/15/2030 - 03/15/2032	167	184
8.500% due 06/20/2027	115	126

Small Business Administration
7.540% due 08/10/2009	45	45

Total U.S. Government Agencies (Cost $1,950,841)		1,957,795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.5%

U.S. Treasury Notes
1.750% due 03/31/2010	$9,100	$9,087
2.875% due 06/30/2010	31,300	31,845
3.375% due 07/31/2013	18,500	18,860
4.250% due 08/15/2013	7,610	8,088

Total U.S. Treasury Obligations (Cost $67,754)		67,880

MORTGAGE-BACKED SECURITIES 9.9%

American Home Mortgage Assets
3.397% due 05/25/2046	4,436	2,862
3.397% due 09/25/2046	1,837	1,126
3.417% due 10/25/2046	5,573	2,173
3.555% due 02/25/2047	1,941	976
3.775% due 11/25/2046	2,771	1,395

American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,901	2,324
4.440% due 02/25/2045	84	57
5.000% due 09/25/2035	2,100	1,832
5.660% due 09/25/2045	1,590	1,084

Banc of America Funding Corp.
4.625% due 02/20/2036	8,955	7,961
6.129% due 01/20/2047	244	165

Banc of America Mortgage Securities, Inc.
5.436% due 02/25/2036	533	464
6.094% due 07/20/2032	237	228
6.500% due 09/25/2033	968	917

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	10,977	10,251
4.734% due 01/25/2034	320	315
4.750% due 10/25/2035	20,152	19,797
4.767% due 11/25/2030	259	254
4.834% due 11/25/2034	2,344	2,263
4.837% due 01/25/2034	644	604
5.010% due 01/25/2035	431	386
5.474% due 05/25/2047	4,631	3,902
5.622% due 11/25/2034	18,560	16,852

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	2,171	1,332
5.370% due 05/25/2035	649	552
5.504% due 09/25/2035	8,128	6,557
5.787% due 11/25/2036	5,077	3,407
5.859% due 01/25/2036	5,302	3,947

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	61	60

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	6,176	5,564

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	18,223	14,509
5.772% due 12/26/2046	7,998	6,367

CC Mortgage Funding Corp.
3.337% due 05/25/2048	4,748	2,870
3.457% due 08/25/2035	823	732

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	1,928	1,652

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	2	2

Citigroup Mortgage Loan Trust, Inc.
3.277% due 01/25/2037	2,560	2,337
4.663% due 03/25/2034	466	443
4.683% due 06/25/2035	2,310	2,021
4.900% due 12/25/2035	1,876	1,788
5.666% due 07/25/2046	1,371	1,064
6.014% due 09/25/2037	8,958	6,266

Countrywide Alternative Loan Trust
3.268% due 09/20/2046	192	189
3.338% due 05/20/2046	216	203

See Accompanying Notes	Semiannual Report	September 30, 2008	183

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.367% due 02/25/2047	$435	$264
3.368% due 02/20/2047	8,730	5,338
3.382% due 12/20/2046	10,162	6,196
3.387% due 05/25/2047	6,680	4,072
3.397% due 09/25/2046	3,586	1,988
3.398% due 07/20/2046	4,584	2,830
3.417% due 07/25/2046	749	476
3.487% due 02/25/2037	7,634	4,958
3.537% due 11/20/2035	1,970	1,261
3.855% due 12/25/2035	2,487	1,520
3.855% due 02/25/2036	904	539
5.500% due 08/25/2035	160	144
5.898% due 02/25/2037	4,004	2,795

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	581	375
3.527% due 03/25/2035	945	528
3.547% due 06/25/2035	13,790	11,583
5.750% due 07/19/2031	6	6
6.092% due 09/25/2047	929	722
6.366% due 11/19/2033	443	440

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	188	172
5.549% due 05/25/2032	4	4

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	1,148	1,075
3.287% due 02/25/2037	1,635	1,545
3.297% due 08/25/2037	2,256	2,139

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	173	150

First Republic Mortgage Loan Trust
2.788% due 08/15/2032	7,401	6,712
2.838% due 11/15/2031	417	388
3.687% due 06/25/2030	547	495

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	7,256	6,243
3.287% due 01/25/2047	6,446	6,126
3.427% due 06/25/2045	764	599
3.437% due 06/25/2045	359	232
3.477% due 11/25/2045	927	586

Greenwich Capital Acceptance, Inc.
7.061% due 06/25/2024	9	9

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	6,153	5,530

GSR Mortgage Loan Trust
4.539% due 09/25/2035	11,625	9,951
5.178% due 01/25/2036	2,047	1,798
6.000% due 03/25/2032	2	2

GSRPM Mortgage Loan Trust
3.607% due 11/25/2031	1,947	1,924
3.907% due 01/25/2032	396	338

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	180	166
3.160% due 04/19/2038	2,342	1,444
3.210% due 07/19/2046	3,762	2,346
3.230% due 09/19/2046	1,071	651
3.250% due 05/19/2035	2,923	1,891
3.270% due 03/19/2037	7,722	4,764
3.378% due 08/21/2036	843	519
3.400% due 02/19/2034	694	666
5.903% due 08/19/2036	775	522

Impac CMB Trust
4.107% due 09/25/2033	81	77

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	2,764	2,608

Indymac ARM Trust
5.183% due 01/25/2032	7	6
5.371% due 01/25/2032	3	3

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	1,629	883

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	$3,644	$3,426
3.307% due 01/25/2037	174	166
3.397% due 09/25/2046	3,029	1,844
3.407% due 06/25/2047	1,747	1,062
3.417% due 05/25/2046	544	332
3.447% due 07/25/2035	505	331
5.048% due 12/25/2034	95	78

JPMorgan Mortgage Trust
5.021% due 02/25/2035	2,400	2,092

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	252	228

Luminent Mortgage Trust
3.377% due 12/25/2036	2,171	1,326
3.387% due 12/25/2036	1,125	710
3.407% due 10/25/2046	825	512

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	1,437	909

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,567	1,440

MASTR Seasoned Securities Trust
6.202% due 09/25/2017	503	473

Mellon Residential Funding Corp.
2.838% due 11/15/2031	361	327
2.928% due 12/15/2030	5,143	4,781
3.158% due 10/20/2029	3,774	3,539

Merrill Lynch Floating Trust
2.558% due 06/15/2022	3,364	3,060

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	1,824	1,305

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	7,486	6,085

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	464	354
3.457% due 11/25/2035	5,702	5,089
4.352% due 10/25/2035	7,884	7,365

Morgan Stanley Capital I
2.548% due 10/15/2020	6,029	5,417

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	546	468

RAAC Series 2005-SP1
5.000% due 09/25/2034	582	574

Residential Accredit Loans, Inc.
3.307% due 09/25/2046	949	810
3.417% due 04/25/2046	472	304
3.457% due 08/25/2037	1,177	643
3.507% due 08/25/2035	2,225	1,376
4.215% due 09/25/2045	1,402	918

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	217	205

Sequoia Mortgage Trust
3.538% due 07/20/2033	3,877	3,210
3.568% due 10/20/2027	2,406	2,128
4.256% due 04/20/2035	1,577	1,319
5.765% due 01/20/2047	785	675

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	135	80
5.535% due 08/25/2035	219	177

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	11,408	9,460
3.307% due 09/25/2047	1,106	1,055
3.337% due 03/25/2037	1,973	1,245
3.360% due 09/19/2032	91	83
3.380% due 03/19/2034	976	878
3.397% due 07/25/2046	4,856	2,999
3.427% due 05/25/2036	12,749	7,862

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.427% due 05/25/2046	$1,639	$1,010
3.437% due 05/25/2045	1,027	688
3.487% due 02/25/2036	67	43

Structured Asset Securities Corp.
3.257% due 05/25/2036	515	488
5.034% due 10/25/2035	1,179	998
5.044% due 07/25/2032	197	184
5.233% due 01/25/2032	16	16
5.957% due 02/25/2032	280	253

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	14	13
3.317% due 01/25/2037	3,109	2,952

Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	244	228
3.317% due 11/25/2046	7,404	7,103
3.327% due 03/25/2046	3,500	3,483
3.337% due 06/25/2037	232	218

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	19,350	17,684

WaMu Mortgage Pass-Through Certificates
3.477% due 12/25/2045	539	352
3.497% due 10/25/2045	1,144	725
3.555% due 02/25/2047	5,070	2,670
3.555% due 03/25/2047	4,358	2,297
3.585% due 01/25/2047	972	586
3.595% due 01/25/2047	2,081	1,132
3.615% due 04/25/2047	3,068	1,775
3.665% due 12/25/2046	3,772	2,280
3.675% due 12/25/2046	1,915	1,015
3.747% due 12/25/2027	7,161	6,169
3.847% due 12/25/2027	3,481	3,059
3.855% due 02/25/2046	5,027	3,014
3.855% due 08/25/2046	23,995	13,671
3.948% due 01/25/2047	542	365
4.055% due 11/25/2042	1,000	892
4.198% due 05/25/2046	315	262
4.198% due 08/25/2046	13,594	9,826
4.198% due 09/25/2046	981	639
4.198% due 12/25/2046	2,159	1,319
4.255% due 06/25/2042	1,292	1,175
4.255% due 08/25/2042	1,400	1,252
4.329% due 07/25/2046	542	402
4.355% due 11/25/2046	390	262
4.489% due 09/25/2033	2,784	2,690
5.342% due 01/25/2037	1,457	1,158
5.468% due 02/25/2037	5,426	4,564
5.542% due 04/25/2037	1,041	775
5.609% due 12/25/2036	933	668
5.613% due 12/25/2036	3,079	2,417
5.668% due 05/25/2037	2,247	2,035
5.711% due 02/25/2037	2,752	2,032
5.868% due 02/25/2037	3,113	2,628
5.931% due 09/25/2036	1,711	1,347

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	1,050	611

Washington Mutual MSC Mortgage Pass-Through Certificates
6.044% due 02/25/2033	159	156

Wells Fargo Mortgage-Backed Securities Trust
4.109% due 12/25/2034	7,585	7,017
5.594% due 07/25/2036	2,036	1,645

Total Mortgage-Backed Securities (Cost $533,660)		457,612

ASSET-BACKED SECURITIES 6.3%

Aames Mortgage Investment Trust
3.357% due 08/25/2035	106	100

Accredited Mortgage Loan Trust
3.257% due 02/25/2037	960	917

184	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ACE Securities Corp.
3.257% due 12/25/2036	$1,076	$1,013
3.267% due 10/25/2036	141	137
3.287% due 10/25/2036	938	929
3.297% due 06/25/2037	1,870	1,745

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	57	40
3.907% due 10/25/2031	510	475
3.907% due 08/25/2032	432	382

Argent Securities, Inc.
3.257% due 10/25/2036	1,190	1,163

Asset-Backed Funding Certificates
3.267% due 10/25/2036	583	570
3.267% due 11/25/2036	1,016	977
3.267% due 01/25/2037	2,367	2,234

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	536	532
3.287% due 05/25/2037	1,169	1,147
3.482% due 09/25/2034	445	390

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	841	797
3.277% due 12/25/2036	1,076	993
3.287% due 10/25/2036	385	369
3.537% due 01/25/2036	113	106
3.607% due 10/27/2032	266	218
3.657% due 03/25/2043	1,036	1,008
3.707% due 11/25/2042	130	109
3.867% due 10/25/2032	1,364	1,199
4.207% due 08/25/2037	4,888	3,989

Brazos Student Finance Corp.
2.700% due 06/01/2023	873	861

Capital Auto Receivables Asset Trust
3.938% due 10/15/2012	3,400	3,319

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	131	125
3.527% due 10/25/2035	1,521	1,442

Chase Credit Card Master Trust
2.598% due 02/15/2011	3,700	3,697
2.658% due 09/15/2011	18,800	18,694

Chase Funding Mortgage Loan Asset-Backed Certificates
3.847% due 08/25/2032	68	67

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	43	37

Citigroup Mortgage Loan Trust, Inc.
3.247% due 12/25/2036	1,392	1,285
3.257% due 10/25/2036	116	116
3.257% due 11/25/2036	280	278
3.267% due 01/25/2037	523	514
3.267% due 07/25/2045	2,173	1,977
3.317% due 08/25/2036	1,323	1,280
3.317% due 03/25/2037	700	656

Contimortgage Home Equity Trust 1998-3
3.168% due 03/15/2027	3	2

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	40	40
3.257% due 01/25/2037	13	13
3.257% due 03/25/2037	109	105
3.257% due 05/25/2037	5,589	5,435
3.257% due 06/25/2037	643	625
3.257% due 07/25/2037	2,483	2,354
3.257% due 03/25/2047	427	418
3.257% due 05/25/2047	1,470	1,415
3.267% due 03/25/2037	870	847
3.267% due 09/25/2046	211	210
3.277% due 06/25/2037	1,749	1,684
3.287% due 06/25/2037	2,033	1,948
3.287% due 10/25/2037	1,219	1,163
3.307% due 02/25/2037	11,400	9,601
3.307% due 09/25/2037	1,212	1,136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.307% due 09/25/2047	$1,877	$1,771
3.317% due 10/25/2046	1,114	1,080
3.367% due 02/25/2036	456	403
3.387% due 09/25/2036	2,236	2,066
3.397% due 06/25/2036	1,541	1,408
3.577% due 05/25/2032	239	191
3.637% due 05/25/2033	41	37
3.687% due 12/25/2031	72	52
4.367% due 11/25/2035	754	751

Countrywide Home Equity Loan Trust
2.628% due 01/15/2037	176	135

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	1,055	1,014
3.297% due 12/25/2037	1,227	1,177
3.327% due 07/25/2037	431	402

Delta Funding Home Equity Loan Trust
3.308% due 09/15/2029	34	25

EMC Mortgage Loan Trust
3.577% due 05/25/2040	160	133

Equity One Asset-Backed Securities, Inc.
3.507% due 04/25/2034	627	426
3.767% due 11/25/2032	913	766

First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 01/25/2038	1,977	1,859
3.257% due 12/25/2036	647	629
3.277% due 12/25/2037	1,036	1,000
3.577% due 12/25/2034	79	69

Ford Credit Auto Owner Trust
3.388% due 01/15/2011	4,600	4,552
3.688% due 12/15/2010	2,300	2,284

Fremont Home Loan Trust
3.257% due 10/25/2036	1,225	1,171
3.267% due 01/25/2037	1,833	1,726
3.277% due 02/25/2037	920	902

Greenpoint Home Equity Loan Trust
2.848% due 01/15/2030	627	495

GSAMP Trust
3.277% due 09/25/2036	709	694
3.277% due 10/25/2036	200	188
3.277% due 12/25/2036	2,821	2,599
3.307% due 01/25/2047	1,812	1,754
3.327% due 12/25/2035	13	13
3.497% due 03/25/2034	708	698

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	691	672
3.478% due 01/20/2034	1,836	1,591

Home Equity Asset Trust
3.267% due 05/25/2037	1,118	1,030
4.127% due 02/25/2033	1	1

HSBC Asset Loan Obligation
3.267% due 12/25/2036	2,142	1,970

HSI Asset Securitization Corp. Trust
3.267% due 05/25/2037	319	285
3.317% due 03/25/2036	3,142	3,091

Indymac Residential Asset-Backed Trust
2.432% due 08/25/2036	43	43
3.257% due 11/25/2036	284	280
3.267% due 04/25/2037	1,500	1,464
3.287% due 07/25/2037	1,117	1,072
3.337% due 04/25/2047	738	712

Irwin Home Equity Corp.
3.747% due 07/25/2032	339	245

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	1,278	1,244
2.541% due 11/25/2036	590	566
3.247% due 08/25/2036	39	38
3.257% due 08/25/2036	681	669
3.257% due 10/25/2036	2,795	2,647

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.267% due 04/25/2037	$873	$804
3.287% due 03/25/2037	1,176	1,097

Lehman ABS Mortgage Loan Trust
3.297% due 06/25/2037	1,422	1,356

Lehman XS Trust
3.277% due 05/25/2046	443	429
3.287% due 04/25/2046	22	22
3.287% due 06/25/2046	618	602
3.287% due 08/25/2046	361	355
3.287% due 11/25/2046	2,628	2,512
3.297% due 05/25/2046	40	39
3.327% due 11/25/2036	216	204
3.357% due 04/25/2037	4,818	4,017

Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	926	896
3.267% due 10/25/2036	33	32
3.387% due 08/25/2035	63	61
3.487% due 10/25/2034	359	276
3.557% due 03/25/2032	123	102

MASTR Asset-Backed Securities Trust
3.257% due 11/25/2036	1,298	1,255
3.257% due 01/25/2037	783	621
3.267% due 11/25/2036	1,585	1,550
3.287% due 05/25/2037	1,063	993

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	2,000	1,982

Merrill Lynch First Franklin Mortgage Loan Trust
3.267% due 06/25/2037	2,511	2,426

Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037	571	563
3.237% due 06/25/2037	508	501
3.267% due 04/25/2037	171	169
3.277% due 08/25/2036	2,906	2,827
3.277% due 07/25/2037	143	139
3.287% due 09/25/2037	90	88
3.327% due 02/25/2037	1,937	1,812

Morgan Stanley ABS Capital I
3.247% due 07/25/2036	282	280
3.247% due 09/25/2036	53	52
3.247% due 10/25/2036	1,825	1,777
3.247% due 01/25/2037	1,926	1,819
3.257% due 10/25/2036	1,793	1,750
3.257% due 11/25/2036	3,651	3,531
3.267% due 05/25/2037	4,955	4,598
3.307% due 09/25/2036	125	112
4.007% due 07/25/2037	494	461

Morgan Stanley Home Equity Loan Trust
3.257% due 12/25/2036	1,350	1,272

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	908	879

Nationstar Home Equity Loan Trust
3.267% due 03/25/2037	816	791

New Century Home Equity Loan Trust
3.277% due 08/25/2036	173	172
3.387% due 05/25/2036	1,398	1,178
3.467% due 06/25/2035	82	65

Option One Mortgage Loan Trust
3.247% due 02/25/2037	400	395
3.257% due 01/25/2037	2,220	2,138
3.267% due 06/25/2037	1,285	1,233
3.747% due 06/25/2032	62	56
3.747% due 08/25/2032	266	242

Park Place Securities, Inc.
3.467% due 09/25/2035	617	584

Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047	2,426	2,301

Renaissance Home Equity Loan Trust
3.567% due 11/25/2034	619	528
3.647% due 08/25/2033	1,307	1,023

See Accompanying Notes	Semiannual Report	September 30, 2008	185

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.707% due 12/25/2033	$744	$621

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	233	231
3.287% due 10/25/2036	123	114
3.307% due 08/25/2046	662	637
3.767% due 06/25/2032	10	9

Residential Asset Securities Corp.
3.267% due 01/25/2037	1,029	1,001
3.277% due 11/25/2036	4,316	4,244
3.277% due 02/25/2037	1,063	998
3.287% due 10/25/2036	696	687
3.317% due 04/25/2037	1,698	1,570

Residential Funding Mortgage Securities II, Inc.
3.327% due 05/25/2037	1,489	1,355

SACO I, Inc.
3.267% due 05/25/2036	517	460

Salomon Brothers Mortgage Securities VII, Inc.
3.507% due 03/25/2032	98	93

Saxon Asset Securities Trust
3.267% due 10/25/2046	790	773
3.747% due 01/25/2032	10	10

SBI HELOC Trust
3.377% due 08/25/2036	1,019	996

Sears Credit Account Master Trust
2.708% due 04/16/2013	700	693

Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037	913	862
3.267% due 03/25/2036	140	139

SLC Student Loan Trust
2.784% due 02/15/2015	5,746	5,707

SLM Student Loan Trust
2.780% due 04/25/2014	2,482	2,460
2.790% due 10/27/2014	1,850	1,832
2.790% due 10/25/2016	1,178	1,175
2.790% due 07/25/2017	1,595	1,589
2.800% due 07/25/2017	2,300	2,182
4.173% due 04/25/2023	51,600	51,794

Soundview Home Equity Loan Trust
3.267% due 12/25/2036	198	196
3.287% due 01/25/2037	1,383	1,351
3.287% due 06/25/2037	1,908	1,835
3.307% due 10/25/2036	21	21

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037	237	235
3.252% due 11/25/2037	120	115
3.267% due 01/25/2038	1,474	1,362
3.887% due 01/25/2034	90	75

Structured Asset Investment Loan Trust
3.257% due 07/25/2036	621	589

Structured Asset Securities Corp.
3.257% due 10/25/2036	334	318
3.287% due 01/25/2037	972	912
3.307% due 01/25/2037	1,211	1,104
3.317% due 04/25/2036	1,109	1,096
3.497% due 01/25/2033	1,775	1,468
4.900% due 04/25/2035	3,695	2,448

Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034	144	141

Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037	1,835	1,724
3.267% due 10/25/2036	718	678

Wells Fargo Home Equity Trust
3.257% due 01/25/2037	605	590
3.307% due 03/25/2037	892	864
3.447% due 10/25/2035	4,450	4,372

Total Asset-Backed Securities (Cost $304,859)		291,666

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,300	$3,256

BTM Curacao Holdings NV
1.586% due 11/29/2049	JPY	100,000	938

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,561

Sumitomo Mitsui Banking Corp.
1.544% due 06/29/2049		600,000	5,692
1.718% due 11/26/2049		200,000	1,888
1.762% due 12/31/2049		100,000	942

Total Foreign Currency-Denominated Issues (Cost $17,398)			19,277

		SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
5.051% due 12/31/2049		328	3,346

Total Preferred Stocks (Cost $3,489)			3,346

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.7%

CERTIFICATES OF DEPOSIT 3.4%

Bank of Ireland
2.831% due 01/15/2010		$16,800	16,641

Barclays Bank PLC
2.912% due 08/10/2009		9,600	9,564

Calyon Financial, Inc.
3.804% due 06/29/2010		700	694

Calyon N.A. LLC
5.305% due 01/16/2009		5,600	5,590

Nordea Bank Finland PLC
2.448% due 12/01/2008		1,700	1,700
2.474% due 04/09/2009		33,800	33,784
5.320% due 02/06/2009		3,500	3,498

Skandinaviska Enskilda Banken AB
2.711% due 01/05/2009		8,000	7,997
2.794% due 02/13/2009		28,100	28,059

Svenska Handelsbanken AB
3.015% due 06/19/2009		4,000	4,001

Unicredito Italiano NY
3.088% due 05/15/2009		36,600	36,600

Wachovia Bank N.A.
2.758% due 10/03/2008		7,100	7,100

			155,228

COMMERCIAL PAPER 3.3%

ABN AMRO N.A. Finance
2.340% due 10/01/2008		9,000	9,000
2.360% due 10/06/2008		1,200	1,200

ASB Finance Ltd.
2.990% due 12/19/2008		12,300	12,193

BNP Paribas
2.730% due 12/09/2008		8,100	8,039
2.740% due 12/09/2008		200	198
4.150% due 10/03/2008		6,500	6,499

CBA de Finance, Inc.
2.610% due 11/05/2008		4,700	4,688
2.680% due 11/18/2008		4,000	3,986

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DnB NOR Bank ASA
2.700% due 11/21/2008	$500	$498

Federal Home Loan Bank
2.900% due 03/24/2009	3,000	2,998

Nordea Bank Finland PLC
2.380% due 10/14/2008	3,100	3,097

Unicredito Italiano SpA
2.960% due 10/09/2008	100,000	99,934

		152,330

REPURCHASE AGREEMENTS 7.6%

Merrill Lynch & Co., Inc.
0.050% due 10/01/2008	187,000	187,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $186,939. Repurchase proceeds are $187,000.)
0.150% due 10/02/2008	6,400	6,400
(Dated 09/30/2008. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2036 valued at $6,268. Repurchase proceeds are $6,400.)
0.500% due 10/02/2008	3,200	3,200
(Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 12/31/2008 valued at $3,264. Repurchase proceeds are $3,200.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	46,380	46,380
(Dated 09/30/2008. Collateralized by U.S. Treasury Bills 0.000% due 10/23/2008 valued at $47,310. Repurchase proceeds are $46,380.)
1.000% due 10/01/2008	107,814	107,814
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.260% due 10/10/2008 valued at $109,973. Repurchase proceeds are $107,817.)

		350,794

U.S. TREASURY BILLS 1.4%
1.133% due 10/16/2008 - 12/26/2008 (c)(d)(e)(f)	64,230	63,903

Total Short-Term Instruments (Cost $722,764)		722,255

PURCHASED OPTIONS (j) 0.2%
(Cost $5,101)		8,064

Total Investments 100.9% (Cost $4,782,425)		$4,642,476

Other Assets and Liabilities (Net) (0.9%)		(40,866)

Net Assets 100.0%		$4,601,610

186	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $50,195 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $476 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $2,988 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $125,896 at a weighted average interest rate of 2.347%. On September 30, 2008, there were no open reverse repurchase agreements.
(h)	Cash of $28,990 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	315	$1,242
90-Day Eurodollar December Futures	Long	12/2009	7,258	12,250
90-Day Eurodollar June Futures	Long	06/2009	1,209	2,829
90-Day Eurodollar March Futures	Long	03/2009	307	1,124
90-Day Eurodollar September Futures	Long	09/2009	7,609	19,925
Euro-Schatz December Futures	Short	12/2008	2,490	(2,559)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	5,530	(12,524)

				$22,287

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	(0.230%)	06/20/2012	DUB	0.679%	$3,800	$59	$0	$59
Glitnir Banki HF 3-Month USD-LIBOR plus 0.260% due 04/20/2010	(0.170%)	06/20/2010	BOA	17.744%	6,000	1,383	0	1,383
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.500%)	06/20/2012	DUB	0.392%	3,800	(15)	0	(15)
Nabors Industries, Inc. 5.375% due 08/15/2012	(0.480%)	06/20/2012	CITI	1.036%	3,800	72	0	72
Noble Corp. 5.875% due 06/01/2013	(0.510%)	06/20/2012	DUB	0.809%	3,800	39	0	39

						$1,538	$0	$1,538

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	$32,000	$(68)	$0	$(68)
Enbridge Energy Partners LP 4.750% due 06/01/2013	0.280%	06/20/2012	MLP	1.627%	3,800	(172)	0	(172)
Energy Transfer Partners LP 5.950% due 02/01/2015	0.330%	06/20/2012	BOA	1.777%	3,800	(182)	0	(182)
Fannie Mae 5.250% due 08/01/2012	0.950%	12/20/2012	RBS	Defaulted	5,000	(174)	0	(174)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2010	CITI	6.824%	7,000	(599)	0	(599)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	06/20/2010	DUB	6.824%	1,300	(113)	0	(113)
General Electric Capital Corp. 6.000% due 06/15/2012	1.500%	09/20/2011	DUB	6.478%	1,300	(151)	0	(151)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	GSC	7.405%	200	(9)	0	(9)
General Electric Capital Corp. 6.000% due 06/15/2012	1.000%	06/20/2009	UBS	7.405%	1,800	(79)	0	(79)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.850%	09/20/2012	JPM	4.610%	7,600	(903)	0	(903)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	1,600	(2)	0	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	0.400%	12/20/2008	RBS	1.074%	4,200	(6)	0	(6)
Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	0.290%	06/20/2012	MLP	1.491%	3,800	(154)	0	(154)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.800%	09/20/2012	RBS	4.464%	4,700	(548)	0	(548)
Morgan Stanley 6.600% due 04/01/2012	0.800%	09/20/2012	BEAR	10.551%	10,000	(2,394)	0	(2,394)
Morgan Stanley 6.600% due 04/01/2012	0.870%	09/20/2012	BOA	10.551%	2,800	(666)	0	(666)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	1,600	(1)	0	(1)
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	2,200	(1)	0	(1)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	4,000	4	0	4
Peru Government International Bond 8.750% due 11/21/2033	0.330%	12/20/2008	DUB	0.350%	1,600	2	0	2
Plains All American Pipeline LP 7.750% due 10/15/2012	0.320%	06/20/2012	BOA	1.944%	3,800	(206)	0	(206)

See Accompanying Notes	Semiannual Report	September 30, 2008	187

Schedule of Investments  Short-Term Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	$3,900	$(31)	$0	$(31)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	BCLY	5.144%	1,400	(11)	0	(11)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	DUB	5.144%	3,900	(31)	0	(31)
Valero Energy Corp. 6.875% due 04/15/2012	0.320%	06/20/2012	BOA	1.438%	3,800	(144)	0	(144)

						$(6,639)	$0	$(6,639)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$35,800	$198	$(52)	$250
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	14,600	80	(68)	148

					$278	$(120)	$398

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5 Year Index	0.600%	12/20/2012	JPM	$50,500	$(2,181)	$(2,214)	$33
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	11,000	128	0	128
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	700	8	0	8
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	3,500	(19)	(49)	30

					$(2,064)	$(2,263)	$199

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	77,900	$318	$32	$286
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		13,900	95	44	51
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		$19,300	208	162	46
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		11,500	68	144	(76)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		14,300	84	267	(183)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		62,900	371	1,522	(1,151)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		70,600	(2,686)	7	(2,693)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		69,000	(2,625)	0	(2,625)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		65,100	(2,477)	(2,151)	(326)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		40,100	(1,526)	(428)	(1,098)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		40,600	(1,478)	160	(1,638)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		13,200	(480)	(168)	(312)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	DUB		315,000	(11,453)	3,800	(15,253)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		24,200	(1,079)	289	(1,368)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	40,500	(125)	(11)	(114)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM		10,700	213	51	162

188	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	53,700	$1,068	$209	$859
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	50,200	(610)	(495)	(115)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		38,300	(210)	270	(480)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		104,200	(571)	580	(1,151)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		29,100	60	46	14
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		12,000	(74)	(39)	(35)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	GSC		10,300	(367)	0	(367)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY	GBP	44,100	79	381	(302)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		12,400	22	107	(85)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		85,900	155	716	(561)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		22,500	(114)	(687)	573
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		9,400	(39)	(234)	195
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		8,800	218	141	77
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		2,500	(74)	(19)	(55)
Pay	France CPI ex-Tobacco Index	1.983%	03/15/2012	BNP	EUR	3,400	(123)	7	(130)

							$(23,152)	$4,703	$(27,855)

(j)	Purchased options outstanding on September 30, 2008:

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC USD versus JPY	JPY	105.200	03/31/2010		$5,000	$210	$179
Put - OTC USD versus JPY		105.200	03/31/2010		5,000	210	341
Call - OTC USD versus JPY		105.400	03/31/2010		13,000	546	451
Put - OTC USD versus JPY		105.400	03/31/2010		13,000	546	898
Call - OTC EUR versus JPY		148.300	05/20/2010	EUR	8,100	465	457
Put - OTC EUR versus JPY		148.300	05/20/2010		8,100	464	956
Call - OTC EUR versus USD		$1.375	05/21/2010		9,000	331	678
Put - OTC EUR versus USD		1.375	05/21/2010		9,000	331	513
Call - OTC EUR versus USD		1.372	06/03/2010		6,800	443	880
Put - OTC EUR versus USD		1.372	06/03/2010		6,800	443	681
Call - OTC EUR versus USD		1.375	06/03/2010		11,600	556	1,141
Put - OTC EUR versus USD		1.375	06/03/2010		11,600	556	889

						$5,101	$8,064

(k)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	11,654	$8,112
Sales	0	0
Closing Buys	0	0
Expirations	(11,654)	(8,112)
Exercised	0	0

Balance at 09/30/2008	0	$0

(l) Short sales outstanding on September 30, 2008:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	06/01/2038	$1,995	$1,923	$1,948
Fannie Mae	5.000%	10/01/2038	500	496	486
Fannie Mae	5.500%	10/01/2038	9,511	9,431	9,474
Fannie Mae	6.000%	10/01/2038	186,500	187,287	188,744
U.S. Treasury Notes	4.250%	08/15/2015	76,115	80,884	81,022
U.S. Treasury Notes	4.500%	02/15/2016	1,300	1,398	1,395
U.S. Treasury Notes	4.625%	12/31/2011	21,800	23,104	23,552
U.S. Treasury Notes	5.500%	05/15/2009	1,425	1,453	1,490

				$305,976	$308,111

(6)	Market value includes $856 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2008	189

Schedule of Investments  Short-Term Fund  (Cont.)

(m)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	39,420	10/2008	$2,715	$0	$2,715
Buy	BRL	HSBC	5,338	12/2008	0	(366)	(366)
Sell		HSBC	6,663	12/2008	242	0	242
Buy		MLP	26,159	12/2008	0	(336)	(336)
Sell		MSC	1,832	12/2008	50	0	50
Sell		UBS	3,557	12/2008	154	0	154
Buy	CLP	MSC	63,745	12/2008	0	(17)	(17)
Buy		JPM	2,447,604	05/2009	0	(769)	(769)
Sell		JPM	2,179,800	05/2009	623	0	623
Buy	CNY	BCLY	128,792	07/2009	0	(1,196)	(1,196)
Buy		DUB	333,126	07/2009	0	(3,014)	(3,014)
Buy		HSBC	73,588	07/2009	0	(712)	(712)
Buy		JPM	39,412	07/2009	0	(433)	(433)
Buy	EUR	CITI	15,945	10/2008	63	0	63
Sell		CITI	15,945	10/2008	0	(52)	(52)
Sell		JPM	1,000	10/2008	0	(1)	(1)
Sell		UBS	15,945	10/2008	889	0	889
Buy	GBP	JPM	137	10/2008	0	(8)	(8)
Sell		JPM	136	10/2008	8	0	8
Sell		UBS	60,078	11/2008	2,071	0	2,071
Buy	JPY	BCLY	894,396	10/2008	0	(11)	(11)
Sell		BCLY	2,613,361	10/2008	25	(234)	(209)
Sell		CITI	874,304	10/2008	2	0	2
Buy		DUB	1,561,698	10/2008	279	0	279
Sell		DUB	462,085	10/2008	0	(83)	(83)
Sell		BCLY	894,396	11/2008	16	0	16
Buy	MXN	DUB	37,417	11/2008	0	(146)	(146)
Buy		JPM	268,665	11/2008	0	(807)	(807)
Buy		MSC	36,991	11/2008	0	(144)	(144)
Buy	NOK	MSC	57,384	12/2008	0	(484)	(484)
Buy	PLN	HSBC	83,640	05/2009	0	(3,004)	(3,004)
Sell		MSC	78,046	05/2009	2,925	0	2,925
Sell	RUB	DUB	190,440	11/2008	613	0	613
Buy		HSBC	201,439	11/2008	0	(273)	(273)
Sell		HSBC	201,438	11/2008	27	0	27
Buy		UBS	1,098,260	11/2008	0	(1,529)	(1,529)
Sell		UBS	1,098,260	11/2008	109	0	109
Sell		HSBC	78,435	05/2009	18	0	18
Buy		UBS	491,838	05/2009	0	(1,550)	(1,550)
Buy	SGD	BCLY	10,850	11/2008	0	(355)	(355)
Buy		BOA	10,678	11/2008	0	(413)	(413)
Buy		DUB	11,216	11/2008	0	(378)	(378)
Sell		JPM	33,915	11/2008	1,348	0	1,348
Buy		UBS	10,628	11/2008	0	(408)	(408)
Buy	ZAR	JPM	22,036	12/2008	0	(105)	(105)
Buy		UBS	1,750	12/2008	0	0	0

					$12,177	$(16,828)	$(4,651)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$4,629,108	$13,368	$4,642,476
Short Sales, at value	0	(307,255)	0	(307,255)
Other Financial Instruments ++	22,287	(37,015)	(743)	(15,471)

Total	$22,287	$4,284,838	$12,625	$4,319,750

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$4,213	$12,247	$2	$2	$(876)	$(2,220)	$13,368
Other Financial Instruments ++	(159)	0	0	0	164	(748)	(743)

Total	$4,054	$12,247	$2	$2	$(712)	$(2,968)	$12,625

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

190	PIMCO Funds	See Accompanying Notes

Schedule of Investments Unconstrained Bond Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 7.1%

BANKING & FINANCE 3.9%

American International Group, Inc.
8.250% due 08/15/2018	$500	$291

Bank of America Corp.
8.000% due 12/29/2049	200	159

Barclays Bank PLC
7.434% due 09/29/2049	200	163
7.700% due 04/29/2049	200	176

Citigroup, Inc.
6.125% due 05/15/2018	200	166

Credit Suisse New York
5.000% due 05/15/2013	500	464
6.000% due 02/15/2018	100	87

Deutsche Bank AG
6.000% due 09/01/2017	250	236

JPMorgan Chase & Co.
6.000% due 01/15/2018	200	183

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	100	91

UBS AG
5.750% due 04/25/2018	250	218

Wells Fargo Capital XV
9.750% due 12/29/2049	1,300	1,262

		3,496

INDUSTRIALS 3.2%

Aetna, Inc.
6.500% due 09/15/2018	500	493

Alcoa, Inc.
5.870% due 02/23/2022	1,700	1,365

General Motors Corp.
8.800% due 03/01/2021	700	269

Kroger Co.
6.400% due 08/15/2017	500	480

Southern Co.
3.511% due 08/20/2010	200	200

		2,807

Total Corporate Bonds & Notes (Cost $6,754)		6,303

CONVERTIBLE BONDS & NOTES 0.2%

Prudential Financial, Inc.
1.189% due 12/15/2037	200	190

Total Convertible Bonds & Notes (Cost $192)		190

U.S. GOVERNMENT AGENCIES 73.4%

Fannie Mae
4.500% due 10/01/2038	15,000	14,189
5.000% due 10/01/2038	16,000	15,573
5.500% due 12/01/2036 - 10/01/2038	17,076	16,979

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
5.000% due 10/01/2038		$500	$490
6.000% due 02/15/2038 -11/01/2038		14,999	15,205
6.500% due 11/01/2038		2,000	2,042

Overseas Private Investment Corp.
4.000% due 09/20/2013		852	847

Total U.S. Government Agencies (Cost $65,161)			65,325

U.S. TREASURY OBLIGATIONS 3.3%

U.S. Treasury Notes
3.125% due 08/31/2013		2,000	2,041
3.375% due 07/31/2013		900	916

Total U.S. Treasury Obligations (Cost $2,972)			2,957

MORTGAGE-BACKED SECURITIES 1.5%

American Home Mortgage Assets
3.417% due 10/25/2046		300	117

Citigroup Mortgage Loan Trust, Inc.
6.014% due 09/25/2037		299	209

Countrywide Alternative Loan Trust
3.382% due 12/20/2046		299	182
6.500% due 06/25/2036		66	35

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036		296	254

Structured Asset Mortgage Investments, Inc.
3.397% due 07/25/2046		298	184

WaMu Mortgage Pass-Through Certificates
3.555% due 02/25/2047		299	157
5.468% due 02/25/2037		298	251

Total Mortgage-Backed Securities (Cost $1,402)			1,389

ASSET-BACKED SECURITIES 1.2%

Chase Issuance Trust
4.319% due 09/15/2015		500	499

Countrywide Asset-Backed Certificates
3.547% due 12/25/2036		61	44

Credit-Based Asset Servicing & Securitization LLC
5.844% due 04/25/2037		67	64

Option One Mortgage Loan Trust
3.337% due 07/25/2037		100	70

SLM Student Loan Trust
4.173% due 04/25/2023		400	401

Total Asset-Backed Securities (Cost $1,062)			1,078

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%

ASIF III Jersey Ltd.
3.500% due 03/11/2009	EUR	1,000	1,309

Total Foreign Currency-Denominated Issues (Cost $1,309)			1,309

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 56.5%

COMMERCIAL PAPER 3.6%

Federal Home Loan Bank
0.100% due 10/07/2008	$1,600	$1,600

Freddie Mac
2.500% due 11/24/2008	1,600	1,594

		3,194

REPURCHASE AGREEMENTS 52.3%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	10,700	10,700
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $10,928. Repurchase proceeds are $10,700.)

JPMorgan Chase Bank N.A.
2.000% due 10/01/2008	33,800	33,800
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.817% due 09/10/2009 valued at $34,508. Repurchase proceeds are $33,802.)

Morgan Stanley
1.900% due 10/01/2008 (a)	990	990
(Dated 09/10/2008. Collateralized by Wells Fargo Capital XIII 7.700% due 12/29/2049 valued at $906. Repurchase proceeds are $990.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	1,060	1,060
(Dated 09/30/2008. Collateralized by Freddie Mac 5.125% due 12/29/2008 valued at $1,085. Repurchase proceeds are $1,060.)

		46,550

U.S. TREASURY BILLS 0.6%
1.014% due 10/16/2008 (b)	500	500

Total Short-Term Instruments (Cost $50,244)		50,244

PURCHASED OPTIONS (e) 0.1%
(Cost $51)		66

Total Investments 144.8% (Cost $129,147)		$128,861

Written Options (f) (0.0%)
(Premiums $20)		(30)

Other Assets and Liabilities (Net) (44.8%)		(39,859)

Net Assets 100.0%		$88,972

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at September 30, 2008.
(b)	Securities with an aggregate market value of $500 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

See Accompanying Notes	Semiannual Report	September 30, 2008	191

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

(c)	Cash of $402 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	55	$53
90-Day Eurodollar December Futures	Long	12/2008	12	(8)
90-Day Eurodollar December Futures	Long	12/2009	6	(1)
90-Day Eurodollar March Futures	Long	03/2010	7	6
Euro-Bobl December Futures	Long	12/2008	41	43
U.S. Treasury 5-Year Note December Futures	Short	12/2008	142	59
U.S. Treasury 10-Year Note December Futures	Long	12/2008	11	(19)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	33	28
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	8	2
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	7	(24)

				$139

(d)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc. 6.500% due 09/15/2018	(0.930%)	09/20/2018	JPM	0.707%	$500	$(9)	$0	$(9)
Alcoa, Inc. 5.870% due 02/23/2022	(1.510%)	03/20/2019	BOA	0.286%	1,700	0	0	0
Caterpillar Financial Services Corp. 6.250% due 01/15/2012	(0.700%)	09/20/2018	BCLY	1.276%	1,800	76	0	76
COX Communications, Inc. 6.800% due 08/01/2028	(0.690%)	09/20/2013	JPM	0.849%	1,000	6	0	6
Ingersoll-Rand Co. 9.000% due 08/15/2021	(0.400%)	09/20/2013	BCLY	0.350%	1,200	(3)	0	(3)
John Deere Capital Corp. 6.000% due 02/15/2009	(0.700%)	09/20/2018	BCLY	1.290%	1,800	78	0	78
Kroger Co. 6.400% due 08/15/2017	(0.775%)	09/20/2017	DUB	0.675%	500	(4)	0	(4)
Progress Energy, Inc. 5.625% due 01/15/2016	(0.425%)	09/20/2013	BCLY	0.473%	400	1	0	1
Sara Lee Corp. 6.125% due 11/01/2032	(0.640%)	09/20/2013	BNP	0.578%	1,200	(3)	0	(3)
Wyeth 5.500% due 03/15/2013	(0.390%)	09/20/2013	BCLY	0.338%	1,000	(2)	0	(2)

						$140	$0	$140

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BOA		$8,700	$(51)	$18	$(69)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	DUB		700	(4)	(1)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		4,300	(164)	(149)	(15)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		8,300	(316)	(276)	(40)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		1,800	(69)	(48)	(21)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,800	(68)	(48)	(20)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,000	(45)	(70)	25
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(18)	(8)	(10)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI	GBP	1,500	3	(19)	22
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		1,400	3	(20)	23
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		400	(5)	(8)	3

							$(734)	$(629)	$(105)

(e)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	35	$1	$0
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	134	2	2

				$3	$2

192	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	11/20/2009	$2,100	$20	$29

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$94.602	02/13/2009	$1,000	$24	$35
Call - OTC Fannie Mae 6.000% due 11/01/2038	107.094	11/06/2008	1,000	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	68.094	10/07/2008	3,000	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	71.031	10/07/2008	2,000	0	0
Put - OTC Fannie Mae 5.000% due 11/01/2038	72.000	11/06/2008	8,000	1	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	71.094	10/07/2008	15,000	2	0
Put - OTC Ginnie Mae 5.000% due 10/01/2038	76.000	10/15/2008	1,000	0	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	82.000	11/12/2008	1,000	0	0
Put - OTC Ginnie Mae 6.000% due 12/01/2038	81.094	12/11/2008	3,000	1	0

				$28	$35

(f)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	2	$1	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.800%	11/20/2009	$700	$19	$28

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 06/30/2008	0	$0	$0
Sales	2	700	20
Closing Buys	0	0	0
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2008	2	$700	$20

(g)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (4)
Fannie Mae	6.000%	10/01/2038	$1,000	$1,013	$1,012
General Motors Corp.	7.125%	07/15/2013	700	381	334
Ginnie Mae	5.500%	10/01/2038	2,000	2,004	1,999
U.S. Treasury Notes	3.125%	08/31/2013	2,000	2,015	2,049
U.S. Treasury Notes	3.375%	07/31/2013	900	912	917
U.S. Treasury Notes	4.000%	08/15/2018	10,000	10,472	10,196
Wells Fargo Capital XIII	7.700%	12/29/2049	1,000	940	874

				$17,737	$17,381

(4)	Market value includes $80 of interest payable on short sales.

(h)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	DUB	310	07/2009	$0	$(3)	$(3)
Buy		HSBC	97	07/2009	0	(1)	(1)
Sell	EUR	BCLY	108	10/2008	6	0	6
Buy		CITI	142	10/2008	0	0	0
Sell		CITI	142	10/2008	0	(1)	(1)
Sell		UBS	34	10/2008	2	0	2

See Accompanying Notes	Semiannual Report	September 30, 2008	193

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	BCLY	21	10/2008	$0	$(1)	$(1)
Sell		BCLY	19	10/2008	1	0	1
Buy	JPY	DUB	3,953	10/2008	1	0	1
Buy	RUB	HSBC	9,760	11/2008	0	(22)	(22)

					$10	$(28)	$(18)

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$120,568	$8,293	$128,861
Short Sales, at value	0	(17,301)	0	(17,301)
Other Financial Instruments ++	139	(13)	(12)	114

Total	$139	$103,254	$8,281	$111,674

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at Inception Date 06/30/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$8,008	$0	$0	$285	$0	$8,293
Other Financial Instruments ++	0	0	0	0	0	(12)	(12)

Total	$0	$8,008	$0	$0	$285	$(12)	$8,281

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

194	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2008	195

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Class D
09/30/2008+	$10.81	$0.20	$(0.90)	$(0.70)	$(0.19)	$0.00
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.27	0.45	0.72	(0.23)	(0.03)

Diversified Income Fund
Class D
09/30/2008+	$10.71	$0.27	$(1.07)	$(0.80)	$(0.30)	$0.00
03/31/2008	11.13	0.59	(0.37)	0.22	(0.62)	(0.02)
03/31/2007	11.01	0.55	0.30	0.85	(0.58)	(0.15)
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.25	0.90	1.15	(0.30)	(0.01)

Emerging Local Bond Fund
Class D
09/30/2008+	$9.87	$0.28	$(0.92)	$(0.64)	$(0.27)	$0.00
07/31/2007 - 03/31/2008	10.27	0.40	0.43	0.83	(0.50)	(0.73)

Emerging Markets Bond Fund
Class D
09/30/2008+	$10.68	$0.27	$(1.18)	$(0.91)	$(0.32)	$0.00
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)
03/31/2004	10.05	0.45	1.81	2.26	(0.50)	(1.08)

Floating Income Fund
Class D
09/30/2008+	$9.05	$0.22	$(0.66)	$(0.44)	$(0.23)	$0.00
03/31/2008	10.55	0.52	(1.28)	(0.76)	(0.60)	(0.12)
03/31/2007	10.39	0.48	0.33	0.81	(0.60)	(0.05)
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.16	0.19	0.35	(0.18)	0.00

Foreign Bond Fund (Unhedged)
Class D
09/30/2008+	$11.54	$0.24	$(1.96)	$(1.72)	$(0.21)	$0.00
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)
03/31/2007	9.90	0.35	0.34	0.69	(0.31)	(0.07)
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00
04/30/2004 - 03/31/2005	10.00	0.18	0.90	1.08	(0.14)	(0.11)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.
(c)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.
(e)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to an annual rate of 0.55%.

196	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.19)	$9.92	(6.57)%	$429,518	1.25	%*	1.25	%*	3.60	%*	36%
0.00	(1.50)	10.81	14.65	565,027	1.25		1.25		4.20		31
0.00	(0.69)	10.79	10.01	352,533	1.25		1.25		4.13		11
0.00	(0.26)	10.46	7.26	224,896	1.25	*(e)	1.25	*(e)	3.19	*	6

$0.00	$(0.30)	$9.61	(7.67)%	$25,227	1.16	%*	1.15	%*	5.21	%*	141%
0.00	(0.64)	10.71	2.10	28,357	1.23		1.15		5.39		234
0.00	(0.73)	11.13	7.99	31,332	1.15		1.15		5.01		190
0.00	(0.66)	11.01	7.50	36,509	1.15		1.15		4.87		128
0.00	(0.56)	10.87	5.53	25,615	1.17	(c)	1.17	(c)	4.52		44
0.00	(0.31)	10.84	11.62	18,639	1.20	*(d)	1.20	*(d)	3.72	*	33

$0.00	$(0.27)	$8.96	(6.69)%	$6,917	1.35	%*	1.35	%*	5.69	%*	20%
0.00	(1.23)	9.87	8.27	11,040	1.32	*	1.32	*	6.00	*	67

$0.00	$(0.32)	$9.45	(8.72)%	$160,737	1.26	%*	1.25	%*	5.20	%*	91%
0.00	(0.94)	10.68	4.58	176,334	1.25		1.25		5.11		148
0.00	(1.12)	11.13	10.33	202,100	1.25		1.25		4.87		238
0.00	(0.91)	11.14	14.26	275,827	1.25		1.25		4.96		280
0.00	(0.85)	10.58	6.75	187,004	1.25		1.25		3.85		415
0.00	(1.58)	10.73	23.35	192,006	1.25		1.25		4.22		461

$0.00	$(0.23)	$8.38	(5.01)%	$29,778	1.06	%*	0.95	%*	4.74	%*	128%
(0.02)	(0.74)	9.05	(7.62)	37,762	0.96		0.95		5.05		111
0.00	(0.65)	10.55	8.04	147,775	0.95		0.95		4.57		138
0.00	(0.47)	10.39	6.98	82,794	0.95		0.95		3.70		83
0.00	(0.18)	10.17	3.54	43,347	0.95	*	0.95	*	2.30	*	18

$0.00	$(0.21)	$9.61	(15.05)%	$152,028	1.27	%*	0.95	%*	4.41	%*	356%
0.00	(0.68)	11.54	20.47	176,950	1.23		0.95		3.51		798
0.00	(0.38)	10.21	7.05	145,187	0.95		0.95		3.40		644
(0.22)	(0.27)	9.90	(6.15)	104,470	0.95		0.95		2.95		480
0.00	(0.25)	10.83	10.80	85,296	0.95	*(b)	0.95	*(b)	1.78	*	344

Semiannual Report	September 30, 2008	197

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Foreign Bond Fund (U.S. Dollar-Hedged)
Class D
09/30/2008+	$10.39	$0.21	$(0.78)	$(0.57)	$(0.17)	$0.00
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)

Global Bond Fund (Unhedged)
Class D
07/31/2008 - 09/30/2008+	$10.33	$0.08	$(0.98)	$(0.90)	$(0.08)	$0.00

GNMA Fund
Class D
09/30/2008+	$11.37	$0.22	$(0.13)	$0.09	$(0.23)	$0.00
03/31/2008	11.11	0.52	0.33	0.85	(0.52)	(0.07)
03/31/2007	10.90	0.49	0.21	0.70	(0.49)	0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)
03/31/2004	11.05	0.11	0.31	0.42	(0.26)	(0.12)

High Yield Fund
Class D
09/30/2008+	$9.20	$0.32	$(1.29)	$(0.97)	$(0.33)	$0.00
03/31/2008	9.94	0.65	(0.71)	(0.06)	(0.67)	(0.01)
03/31/2007	9.77	0.65	0.18	0.83	(0.65)	(0.01)
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00

Income Fund
Class D
09/30/2008+	$9.92	$0.32	$(0.71)	$(0.39)	$(0.29)	$0.00
03/31/2008	10.00	0.54	(0.07)	0.47	(0.55)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00

Investment Grade Corporate Bond Fund
Class D
09/30/2008+	$10.44	$0.22	$(0.88)	$(0.66)	$(0.23)	$0.00
03/31/2008	10.37	0.48	0.12	0.60	(0.50)	(0.03)
03/31/2007	10.17	0.45	0.23	0.68	(0.46)	(0.02)
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.24	0.13	0.37	(0.26)	(0.20)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.75%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.39%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.

198	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.17)	$9.65	(5.50)%	$147,881	1.24	%*	0.95	%*	4.21	%*	398%
0.00	(0.33)	10.39	5.52	152,415	1.27		0.95		3.42		969
(0.02)	(0.50)	10.17	3.58	208,962	0.95		0.95		3.11		653
0.00	(0.61)	10.30	3.35	266,367	0.95		0.95		2.95		571
0.00	(0.54)	10.56	5.59	235,709	0.95		0.95		2.44		477
0.00	(0.49)	10.52	3.00	174,591	0.96		0.95		2.85		711

$0.00	$(0.08)	$9.35	(8.78)%	$23	1.34	%*	0.95	%*	4.94	%*	363%

$0.00	$(0.23)	$11.23	0.78%	$80,257	1.00	%*	0.90	%*	3.90	%*	722%
0.00	(0.59)	11.37	7.94	36,541	1.32		0.90		4.63		839
0.00	(0.49)	11.11	6.58	13,076	1.46		0.90		4.50		1009
0.00	(0.41)	10.90	2.75	8,779	0.90		0.90		3.46		1069
0.00	(0.33)	11.01	2.31	8,250	0.90		0.90		1.78		1209
0.00	(0.38)	11.09	3.80	8,773	0.92		0.90		0.98		1409

$0.00	$(0.33)	$7.90	(10.85)%	$371,109	0.90	%*	0.90	%*	7.03	%*	148%
0.00	(0.68)	9.20	0.70	370,463	0.91		0.90		6.73		187
0.00	(0.66)	9.94	8.75	434,491	0.90		0.90		6.64		75
0.00	(0.68)	9.77	7.94	452,885	0.90		0.90		6.83		105
0.00	(0.64)	9.70	6.87	379,961	0.90		0.90		6.47		62
0.00	(0.65)	9.69	16.62	461,971	0.90		0.90		6.75		105

$0.00	$(0.29)	$9.24	(4.05)%	$1,666	1.34	%*(d)	0.70	%*(e)	6.78	%*	96%
0.00	(0.55)	9.92	4.79	342	1.67	(b)	0.70	(c)	5.43		276
0.00	0.00	10.00	0.00	10	0.70	*	0.70	*	(0.70	)*	0

$0.00	$(0.23)	$9.55	(6.44)%	$11,503	0.91	%*	0.90	%*	4.26	%*	199%
0.00	(0.53)	10.44	5.93	5,482	0.98		0.90		4.67		115
0.00	(0.48)	10.37	6.83	2,219	0.90		0.90		4.43		98
0.00	(0.44)	10.17	2.17	1,150	0.90		0.90		4.01		168
0.00	(0.46)	10.38	3.48	166	0.90	*	0.90	*	3.48	*	57

Semiannual Report	September 30, 2008	199

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Low Duration Fund
Class D
09/30/2008+	$10.14	$0.20	$(0.62)	$(0.42)	$(0.20)	$0.00
03/31/2008	9.95	0.44	0.26	0.70	(0.44)	(0.07)
03/31/2007	9.90	0.42	0.06	0.48	(0.43)	0.00
03/31/2006	10.11	0.33	(0.16)	0.17	(0.34)	(0.04)
03/31/2005	10.31	0.18	(0.13)	0.05	(0.19)	(0.06)
03/31/2004	10.33	0.17	0.08	0.25	(0.22)	(0.05)

Mortgage-Backed Securities Fund
Class D
09/30/2008+	$10.88	$0.27	$(0.39)	$(0.12)	$(0.26)	$0.00
03/31/2008	10.72	0.50	0.22	0.72	(0.49)	(0.07)
03/31/2007	10.47	0.47	0.25	0.72	(0.47)	0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)

Short-Term Fund
Class D
09/30/2008+	$9.81	$0.18	$(0.17)	$0.01	$(0.17)	$0.00
03/31/2008	9.96	0.45	(0.12)	0.33	(0.45)	(0.03)
03/31/2007	9.98	0.44	0.00	0.44	(0.43)	(0.03)
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00
03/31/2005	10.07	0.15	(0.03)	0.12	(0.15)	(0.03)
03/31/2004	10.04	0.12	0.06	0.18	(0.14)	(0.01)

Unconstrained Bond Fund
Class D
06/30/2008 - 09/30/2008+	$10.00	$0.04	$(0.08)	$(0.04)	$(0.04)	$0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

200	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.20)	$9.52	(4.23)%	$517,507	0.76	%*	0.75	%*	3.91	%*	126%
0.00	(0.51)	10.14	7.30	507,062	0.75		0.75		4.35		141
0.00	(0.43)	9.95	4.97	417,681	0.75		0.75		4.25		73
0.00	(0.38)	9.90	1.69	548,707	0.75		0.75		3.25		68
0.00	(0.25)	10.11	0.58	691,405	0.75		0.75		1.77		278
0.00	(0.27)	10.31	2.41	644,925	0.75		0.75		1.66		247

$0.00	$(0.26)	$10.50	(1.10)%	$172,968	1.64	%*	0.90	%*	5.08	%*	503%
0.00	(0.56)	10.88	6.93	162,990	1.55		0.90		4.65		630
0.00	(0.47)	10.72	7.08	123,684	0.90		0.90		4.47		780
0.00	(0.39)	10.47	2.24	101,762	0.90		0.90		3.51		711
0.00	(0.50)	10.62	2.67	99,056	0.90		0.90		2.16		824
0.00	(0.39)	10.83	4.48	103,329	0.95		0.90		1.35		993

$0.00	$(0.17)	$9.65	0.12%	$89,728	0.79	%*	0.75	%*	3.59	%*	208%
0.00	(0.48)	9.81	3.41	75,692	0.76		0.75		4.56		191
0.00	(0.46)	9.96	4.51	72,940	0.75		0.75		4.38		187
0.00	(0.32)	9.98	2.91	126,925	0.75		0.75		3.07		230
0.00	(0.18)	10.01	1.20	204,131	0.75		0.75		1.47		356
0.00	(0.15)	10.07	1.79	233,211	0.75		0.75		1.18		268

$0.00	$(0.04)	$9.92	(0.37)%	$6,864	1.30	%*	1.30	%*	1.63	%*	340%

Semiannual Report	September 30, 2008	201

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund

Assets:
Investments, at value	$5,130,226	$2,465,653	$1,917,348	$3,045,367	$703,350
Repurchase agreements, at value	311,579	135,287	49,537	99,960	54,730
Cash	68,173	122,609	84,727	173,520	5,287
Deposits with counterparty	2,362	19,661	478	13,285	5,346
Foreign currency, at value	15,198	36,189	11,621	3,590	10,495
Receivable for investments sold	182,413	308,151	9,505	281,762	138,187
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0
Receivable for Fund shares sold	5,899	1,617	543	4,698	386
Interest and dividends receivable	56,504	36,382	42,993	48,097	7,891
Variation margin receivable	575	618	103	0	505
Swap premiums paid	2,780	8,577	6,711	4,324	12,808
Unrealized appreciation on foreign currency contracts	235,799	26,544	98,037	25,568	16,990
Unrealized appreciation on swap agreements	5,749	17,395	10,248	14,043	7,046
Other assets	0	1,680	0	1,619	622
	6,017,257	3,180,363	2,231,851	3,715,833	963,643

Liabilities:
Payable for the reverse repurchase agreements	$0	$127,005	$0	$156,087	$83,117
Payable for investments purchased	324,815	740,021	66,415	405,377	90,292
Payable for investments purchased on a delayed-delivery basis	0	2,771	0	1,847	0
Payable for short sales	19,041	0	5,324	78,215	46,129
Payable for Fund shares redeemed	31,881	48,504	728	7,244	1,926
Dividends payable	1,716	1,119	384	3,463	388
Overdraft due to custodian	0	0	0	0	0
Written options outstanding	0	3,327	0	1,313	316
Accrued investment advisory fee	2,139	823	733	1,103	174
Accrued administrative fee	2,058	580	819	1,056	168
Accrued distribution fee	102	72	7	107	13
Accrued servicing fee	261	51	7	125	38
Variation margin payable	1,223	10,579	129	10,232	3,990
Recoupment payable to Manager	5	0	4	0	0
Swap premiums received	4,437	19,029	6,993	9,408	3,279
Unrealized depreciation on foreign currency contracts	345,803	14,960	107,699	16,365	24,071
Unrealized depreciation on swap agreements	30,653	74,821	18,809	66,529	41,199
Other liabilities	12,503	2	654	158	203
	776,637	1,043,664	208,705	758,629	295,303

Net Assets	$5,240,620	$2,136,699	$2,023,146	$2,957,204	$668,340

Net Assets Consist of:
Paid in capital	$5,611,579	$2,454,286	$2,202,385	$3,286,398	$1,158,662
Undistributed (overdistributed) net investment income	(713)	(35,300)	(36,858)	(15,443)	(57,479)
Accumulated undistributed net realized gain (loss)	127,379	18,867	(19,444)	(7,933)	(333,483)
Net unrealized (depreciation)	(497,625)	(301,154)	(122,937)	(305,818)	(99,360)
	$5,240,620	$2,136,699	$2,023,146	$2,957,204	$668,340

Net Assets:
Class D	$429,518	$25,227	$6,917	$160,737	$29,778
Other Classes	4,811,102	2,111,472	2,016,229	2,796,467	638,562

Shares Issued and Outstanding:
Class D	43,283	2,626	772	17,009	3,552

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$9.92	$9.61	$8.96	$9.45	$8.38

Cost of Investments Owned	$5,487,423	$2,714,430	$2,017,843	$3,313,072	$765,377
Cost of Repurchase Agreements Owned	$311,579	$135,287	$49,537	$99,960	$54,730
Cost of Foreign Currency Held	$15,107	$37,999	$12,339	$4,019	$11,302
Proceeds Received on Short Sales	$19,042	$0	$5,326	$77,852	$45,876
Premiums Received on Written Options	$0	$3,081	$0	$734	$386

202	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)	Global Bond Fund (Unhedged)	GNMA Fund	High Yield Fund	Income Fund	Investment Grade Corporate Bond Fund

$4,844,812	$5,473,797	$1,701,520	$1,321,547	$7,697,996	$422,226	$1,676,674
27,752	157,026	30,882	58,000	15,160	13,500	281,419
28,673	339,715	28,141	3,754	150,075	0	120,449
22,368	29,254	8,249	1,272	19,999	128	15,286
2,732	18,496	0	0	24,028	87	10,385
1,584,176	2,024,648	473,277	1,824,188	701,869	34,989	298,516
146,543	227,276	75,740	3,620	0	0	0
5,863	6,527	174	16,113	10,442	996	925
48,929	49,788	18,143	2,940	144,576	3,031	19,099
2,594	6,497	1,422	0	707	0	1,968
16,374	14,744	6,355	605	18,465	1,587	1,856
56,453	37,915	10,675	0	31,870	0	1,308
88,427	86,524	31,039	4,500	18,440	3,017	4,948
0	297	0	0	0	8	1,040
6,875,696	8,472,504	2,385,617	3,236,539	8,833,627	479,569	2,433,873

$485,714	$420,429	$178,621	$106,084	$50,058	$109,151	$0
1,616,979	2,018,191	484,599	2,059,164	2,011,297	98	700,232
1,438,209	1,506,742	496,959	0	0	0	0
370,354	1,042,300	207,987	410,165	792	33,751	116,062
10,553	12,802	811	2,472	54,196	11	490
1,055	2,128	188	333	8,811	17	89
0	0	566	0	0	0	0
25,963	23,503	11,213	0	72,360	8	2,069
575	639	197	119	1,360	50	302
652	718	236	156	1,576	51	308
214	52	37	43	556	1	7
96	98	0	63	359	2	11
6,533	12,352	4,449	343	11,492	125	7,929
0	0	0	0	0	7	0
65,722	72,582	22,707	5,553	50,252	16,711	4,096
97,938	39,933	19,324	0	46,075	2	2,439
61,764	54,652	20,163	6,666	183,720	9,722	20,365
1,829	234	1,003	0	2,220	200	137
4,184,150	5,207,355	1,449,060	2,591,161	2,495,124	169,907	854,536

$2,691,546	$3,265,149	$936,557	$645,378	$6,338,503	$309,662	$1,579,337

$2,909,785	$3,487,188	$1,015,773	$641,609	$7,886,523	$333,933	$1,687,485
260,871	(75,001)	56,305	1,685	(68,664)	978	(715)
(168,218)	80,374	(36,723)	6,473	(138,370)	(833)	4,438
(310,892)	(227,412)	(98,798)	(4,389)	(1,340,986)	(24,416)	(111,871)
$2,691,546	$3,265,149	$936,557	$645,378	$6,338,503	$309,662	$1,579,337

$152,028	$147,881	$23	$80,257	$371,109	$1,666	$11,503
2,539,518	3,117,268	936,534	565,121	5,967,394	307,996	1,567,834

15,816	15,325	2	7,147	46,987	180	1,204

$9.61	$9.65	$9.35	$11.23	$7.90	$9.24	$9.55

$5,126,958	$5,731,667	$1,796,733	$1,328,724	$8,845,157	$439,739	$1,782,697
$27,752	$157,026	$30,882	$58,000	$15,160	$13,500	$281,419
$2,821	$18,920	$0	$0	$24,786	$92	$10,600
$365,994	$1,037,769	$205,678	$414,876	$803	$33,352	$115,889
$22,810	$20,342	$8,455	$0	$46,337	$4	$1,519

Semiannual Report	September 30, 2008	203

Statements of Assets and Liabilities (Cont.)	(Unaudited) September 30, 2008

(Amounts in thousands, except per share amounts)	Low Duration Fund	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund

Assets:
Investments, at value	$10,834,013	$2,011,380	$4,291,682	$82,311
Repurchase agreements, at value	389,763	0	350,794	46,550
Cash	807,007	8,876	79,663	10,800
Deposits with counterparty	61,237	2,620	28,990	402
Foreign currency, at value	36,565	0	17,045	338
Receivable for investments sold	1,159,091	1,872,483	1,310,564	20,513
Receivable for investments sold on a delayed-delivery basis	0	6,398	0	0
Receivable for Fund shares sold	27,468	1,910	15,972	3,630
Interest and dividends receivable	63,821	5,767	20,202	201
Variation margin receivable	5,866	0	24	263
Swap premiums paid	39,360	2,516	9,011	18
Unrealized appreciation on foreign currency contracts	22,716	0	12,177	10
Unrealized appreciation on swap agreements	18,352	5,350	4,419	234
Other assets	6,161	0	1	6
	13,471,420	3,917,300	6,140,544	165,276

Liabilities:
Payable for the reverse repurchase agreements	$502,356	$585,155	$0	$0
Payable for investments purchased	1,267,578	1,927,765	1,130,775	57,884
Payable for investments purchased on a delayed-delivery basis	0	0	8,051	0
Payable for short sales	963,640	519,536	308,111	17,381
Payable for Fund shares redeemed	47,662	3,115	11,888	30
Dividends payable	4,120	398	655	6
Written options outstanding	15,325	0	0	30
Accrued investment advisory fee	2,141	173	913	28
Accrued administrative fee	1,879	206	767	15
Accrued distribution fee	318	55	397	0
Accrued servicing fee	558	55	99	1
Variation margin payable	39,444	0	16,233	43
Swap premiums received	12,475	8,478	6,691	647
Unrealized depreciation on foreign currency contracts	37,021	0	16,828	28
Unrealized depreciation on swap agreements	176,119	7,908	36,778	199
Other liabilities	0	2,310	748	12
	3,070,636	3,055,154	1,538,934	76,304

Net Assets	$10,400,784	$862,146	$4,601,610	$88,972

Net Assets Consist of:
Paid in capital	$11,266,958	$883,485	$4,772,783	$89,001
Undistributed (overdistributed) net investment income	(14,349)	1,263	3,458	6
Accumulated undistributed net realized gain (loss)	(63,851)	542	(17,359)	(316)
Net unrealized appreciation (depreciation)	(787,974)	(23,144)	(157,272)	281
	$10,400,784	$862,146	$4,601,610	$88,972

Net Assets:
Class D	$517,507	$172,968	$89,728	$6,864
Other Classes	9,883,277	689,178	4,511,882	82,108

Shares Issued and Outstanding:
Class D	54,384	16,480	9,303	692

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$9.52	$10.50	$9.65	$9.92

Cost of Investments Owned	$11,549,538	$2,038,046	$4,431,631	$82,597
Cost of Repurchase Agreements Owned	$389,763	$0	$350,794	$46,550
Cost of Foreign Currency Held	$37,941	$0	$15,499	$345
Proceeds Received on Short Sales	$965,567	$525,964	$305,976	$17,737
Premiums Received on Written Options	$17,317	$0	$0	$20

204	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund

Investment Income:
Interest, net of foreign taxes*	$147,574	$75,644	$67,954	$103,954	$40,504
Dividends	0	0	0	10	112
Miscellaneous income	36	26	39	8	11
Total Income	147,610	75,670	67,993	103,972	40,627

Expenses:
Investment advisory fees	13,714	5,372	4,321	7,345	2,116
Administrative fees	13,160	3,766	4,828	7,028	1,929
Servicing fees - Class D	881	35	14	229	46
Distribution and/or servicing fees - Other Classes	1,336	808	74	1,273	320
Trustees’ fees	3	2	1	2	1
Interest expense	48	122	38	102	679
Miscellaneous expense	18	5	7	6	4
Total Expenses	29,160	10,110	9,283	15,985	5,095

Net Investment Income	118,450	65,560	58,710	87,987	35,532

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(22,351)	(18,111)	(5,605)	4,214	(35,901)
Net realized (loss) on futures contracts, written options and swaps	(26,390)	(5,541)	(11,523)	(19,522)	(158,971)
Net realized gain on foreign currency transactions	201,338	12,266	3,972	103	11,536
Net change in unrealized (depreciation) on investments	(289,729)	(211,758)	(156,385)	(311,335)	(6,480)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(14,570)	(25,867)	(671)	(43,726)	162,513
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(383,707)	5,728	(23,114)	1,811	(10,139)
Net (Loss)	(535,409)	(243,283)	(193,326)	(368,455)	(37,442)

Net (Decrease) in Net Assets Resulting from Operations	$(416,959)	$(177,723)	$(134,616)	$(280,468)	$(1,910)

*Foreign tax withholdings	$0	$1	$304	$0	$3

See Accompanying Notes	Semiannual Report	September 30, 2008	205

Statements of Operations  (Cont.)

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)	Global Bond Fund (Unhedged)	GNMA Fund

Investment Income:
Interest, net of foreign taxes*	$89,835	$79,179	$32,579	$12,707
Dividends	0	161	33	0
Miscellaneous income	27	3	0	3
Total Income	89,862	79,343	32,612	12,710

Expenses:
Investment advisory fees	3,955	3,636	1,395	644
Administrative fees	4,509	4,122	1,674	841
Servicing fees - Class D	221	191	0	74
Distribution and/or servicing fees - Other Classes	1,976	741	258	505
Trustees' fees	2	2	1	0
Interest expense	5,153	4,168	2,075	261
Miscellaneous expense	7	5	2	1
Total Expenses	15,823	12,865	5,405	2,326
Reimbursement by Manager	0	0	0	0
Net Expenses	15,823	12,865	5,405	2,326

Net Investment Income	74,039	66,478	27,207	10,384

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(31,198)	(429)	(16,246)	444
Net realized gain (loss) on futures contracts, written options and swaps	(3,041)	(18,089)	(1,992)	4,058
Net realized gain (loss) on foreign currency transactions	(95,661)	86,449	(6,283)	0
Net change in unrealized appreciation (depreciation) on investments	(405,619)	(389,639)	(144,936)	(7,811)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(6,469)	14,695	(3,428)	(2,500)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(27,176)	65,027	(6,868)	0
Net (Loss)	(569,164)	(241,986)	(179,753)	(5,809)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(495,125)	$(175,508)	$(152,546)	$4,575

*Foreign tax withholdings	$48	$149	$3	$0

(1)	Period from June 30, 2008 to September 30, 2008.

206	PIMCO Funds	See Accompanying Notes

High Yield Fund	Income Fund	Investment Grade Corporate Bond Fund	Low Duration Fund	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund (1)

$275,179	$11,716	$16,983	$248,150	$29,062	$92,428	$223
3,877	15	86	5,051	96	79	0
38	3	4	118	3	44	0
279,094	11,734	17,073	253,319	29,161	92,551	223

8,777	381	831	13,574	1,093	5,284	40
10,229	310	871	11,899	1,301	4,424	21
519	1	9	659	216	98	1
5,679	16	98	4,968	494	2,808	1
5	0	0	7	1	2	0
58	871	9	598	3,161	838	0
15	8	1	22	1	9	0
25,282	1,587	1,819	31,727	6,267	13,463	63
0	(76)	0	0	0	0	0
25,282	1,511	1,819	31,727	6,267	13,463	63

253,812	10,223	15,254	221,592	22,894	79,088	160

(22,662)	(1,395)	3,370	26,857	(7,041)	(23,084)	(130)

(35,990)	1,167	(15)	119,720	5,257	35,421	(186)
16,643	(7)	1,155	48,138	0	17,486	0

(979,755)	(16,997)	(105,884)	(543,619)	(25,634)	(105,489)	144

3,090	(5,033)	(4,985)	(305,436)	(3,768)	11,762	165

(20,248)	0	(1,825)	(31,976)	0	(15,523)	(28)
(1,038,922)	(22,265)	(108,184)	(686,316)	(31,186)	(79,427)	(35)

$(785,110)	$(12,042)	$(92,930)	$(464,724)	$(8,292)	$(339)	$125

$13	$0	$4	$0	$0	$0	$0

Semiannual Report	September 30, 2008	207

Statements of Changes in Net Assets

	Developing Local Markets Fund		Diversified Income Fund		Emerging Local Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$118,450	$197,451	$65,560	$153,717	$58,710	$99,683
Net realized gain (loss)	152,597	324,252	(11,386)	19,764	(13,156)	49,381
Net change in unrealized appreciation (depreciation)	(688,006)	88,755	(231,897)	(114,025)	(180,170)	47,426
Net increase (decrease) resulting from operations	(416,959)	610,458	(177,723)	59,456	(134,616)	196,490

Distributions to Shareholders:
From net investment income
Class D	(12,624)	(18,101)	(800)	(1,741)	(309)	(209)
Other Classes	(105,171)	(179,566)	(69,991)	(161,215)	(56,075)	(104,880)
From net realized capital gains
Class D	0	(40,947)	0	(61)	0	(497)
Other Classes	1	(347,293)	0	(5,483)	0	(88,860)
Tax basis return of capital
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(117,794)	(585,907)	(70,791)	(168,500)	(56,384)	(194,446)

Fund Share Transactions:
Receipts for shares sold
Class D	374,859	291,691	3,388	8,802	5,658	13,109
Other Classes	1,614,266	2,665,482	220,884	816,335	615,249	2,060,168
Issued as reinvestment of distributions
Class D	11,526	55,898	763	1,708	265	657
Other Classes	94,850	483,808	62,404	149,175	54,528	193,511
Cost of shares redeemed
Class D	(461,996)	(133,743)	(4,344)	(12,308)	(9,054)	(2,203)
Other Classes	(1,168,605)	(1,475,892)	(297,417)	(941,906)	(155,339)	(1,186,878)
Net increase (decrease) resulting from Fund share transactions	464,900	1,887,244	(14,322)	21,806	511,307	1,078,364

Fund Redemption Fee	287	81	34	22	6	11

Total Increase (Decrease) in Net Assets	(69,566)	1,911,876	(262,802)	(87,216)	320,313	1,080,419

Net Assets:
Beginning of period	5,310,186	3,398,310	2,399,501	2,486,717	1,702,833	622,414
End of period*	$5,240,620	$5,310,186	$2,136,699	$2,399,501	$2,023,146	$1,702,833

*Including undistributed (overdistributed) net investment income of:	$(713)	$(1,368)	$(35,300)	$(30,069)	$(36,858)	$(39,184)

208	PIMCO Funds	See Accompanying Notes

Emerging Markets Bond Fund		Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (Unhedged)		GNMA Fund

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$87,987	$138,725	$35,532	$219,298	$74,039	$103,521	$66,478	$95,994	$27,207	$39,270	$10,384	$15,891
(15,205)	90,978	(183,336)	(106,187)	(129,900)	327,918	67,931	(19,583)	(24,521)	71,192	4,502	8,543
(353,250)	(109,852)	145,894	(323,328)	(439,264)	123,505	(309,917)	64,085	(155,232)	61,525	(10,311)	2,676
(280,468)	119,851	(1,910)	(210,217)	(495,125)	554,944	(175,508)	140,496	(152,546)	171,987	4,575	27,110

(5,650)	(10,289)	(924)	(6,722)	(3,451)	(4,756)	(2,628)	(5,313)	0	0	(1,187)	(740)
(99,429)	(140,721)	(37,227)	(253,637)	(62,629)	(93,624)	(52,582)	(85,509)	(22,170)	(37,258)	(9,464)	(15,071)

0	(5,262)	0	(1,066)	0	(4,397)	0	0	0	0	0	(94)
0	(74,828)	0	(48,131)	0	(88,678)	0	0	0	(20,303)	0	(2,337)

0	0	0	(166)	0	0	0	0	0	0	0	0
0	0	0	(5,969)	0	0	0	0	0	0	0	0

(105,079)	(231,100)	(38,151)	(315,691)	(66,080)	(191,455)	(55,210)	(90,822)	(22,170)	(57,561)	(10,651)	(18,242)

44,630	53,196	12,861	59,898	68,440	88,125	46,258	55,282	25	0	61,910	31,806
446,996	1,648,566	398,660	2,153,603	883,316	1,872,268	1,097,409	1,020,948	125,396	532,716	223,840	175,873

5,205	14,381	837	7,433	3,156	8,518	2,431	4,889	0	0	1,140	799
78,585	168,184	34,590	296,222	55,413	153,682	40,718	65,860	20,719	54,209	7,933	14,954

(43,370)	(85,354)	(19,140)	(163,706)	(64,913)	(82,161)	(41,877)	(118,751)	0	0	(18,601)	(9,529)
(495,497)	(904,372)	(1,479,971)	(5,249,868)	(918,847)	(1,525,055)	(430,110)	(863,502)	(286,311)	(466,313)	(61,226)	(72,625)
36,549	894,601	(1,052,163)	(2,896,418)	26,565	515,377	714,829	164,726	(140,171)	120,612	214,996	141,278

26	48	1	20	378	142	46	74	230	203	0	0

(348,972)	783,400	(1,092,223)	(3,422,306)	(534,262)	879,008	484,157	214,474	(314,657)	235,241	208,920	150,146

3,306,176	2,522,776	1,760,563	5,182,869	3,225,808	2,346,800	2,780,992	2,566,518	1,251,214	1,015,973	436,458	286,312
$2,957,204	$3,306,176	$668,340	$1,760,563	$2,691,546	$3,225,808	$3,265,149	$2,780,992	$936,557	$1,251,214	$645,378	$436,458

$(15,443)	$1,649	$(57,479)	$(54,860)	$260,871	$252,912	$(75,001)	$(86,269)	$56,305	$51,268	$1,685	$1,952

Semiannual Report	September 30, 2008	209

Statements of Changes in Net Assets  (Cont.)

	High Yield Fund		Income Fund		Investment Grade Corporate Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$253,812	$489,899	$10,223	$6,705	$15,254	$3,948
Net realized gain (loss)	(42,009)	48,963	(235)	(240)	4,510	383
Net change in unrealized appreciation (depreciation)	(996,913)	(563,522)	(22,030)	(2,384)	(112,694)	507
Net increase (decrease) resulting from operations	(785,110)	(24,660)	(12,042)	4,081	(92,930)	4,838

Distributions to Shareholders:
From net investment income
Class D	(15,289)	(27,715)	(29)	(16)	(163)	(180)
Other Classes	(250,016)	(479,741)	(9,405)	(6,866)	(15,407)	(3,848)
From net realized capital gains
Class D	0	(238)	0	0	0	(13)
Other Classes	0	(4,308)	0	0	0	(242)

Total Distributions	(265,305)	(512,002)	(9,434)	(6,882)	(15,570)	(4,283)

Fund Share Transactions:
Receipts for shares sold
Class D	140,026	162,717	1,546	1,276	7,730	3,825
Other Classes	1,445,275	2,684,672	36,015	273,837	1,592,038	35,281
Issued as reinvestment of distributions
Class D	13,933	25,817	26	11	160	186
Other Classes	198,085	383,040	9,328	6,797	14,840	3,121
Cost of shares redeemed
Class D	(90,951)	(221,002)	(177)	(954)	(993)	(777)
Other Classes	(1,077,318)	(3,204,889)	(9,280)	(9,544)	(23,628)	(18,160)
Net increase (decrease) resulting from Fund share transactions	629,050	(169,645)	37,458	271,423	1,590,147	23,476

Fund Redemption Fee	246	383	1	1	11	1

Total Increase (Decrease) in Net Assets	(421,119)	(705,924)	15,983	268,623	1,481,658	24,032

Net Assets:
Beginning of period	6,759,622	7,465,546	293,679	25,056	97,679	73,647
End of period*	$6,338,503	$6,759,622	$309,662	$293,679	$1,579,337	$97,679

*Including undistributed (overdistributed) net investment income of:	$(68,664)	$(57,171)	$978	$189	$(715)	$(399)

210	PIMCO Funds	See Accompanying Notes

Low Duration Fund		Mortgage-Backed Securities Fund		Short-Term Fund		Unconstrained Bond Fund

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Period from June 30, 2008 to September 30, 2008 (Unaudited)

$221,592	$469,819	$22,894	$29,183	$79,088	$191,974	$160
194,715	158,071	(1,784)	13,242	29,823	(1,495)	(316)
(881,031)	106,243	(29,402)	1,615	(109,250)	(50,485)	281
(464,724)	734,133	(8,292)	44,040	(339)	139,994	125

(10,416)	(18,651)	(4,219)	(6,201)	(1,377)	(3,063)	(5)
(213,311)	(457,273)	(17,812)	(22,733)	(76,095)	(188,653)	(149)

0	(3,113)	0	(823)	0	(201)	0
0	(74,341)	0	(3,190)	0	(12,535)	0

(223,727)	(553,378)	(22,031)	(32,947)	(77,472)	(204,452)	(154)

155,061	214,555	50,384	78,943	32,623	39,006	6,897
2,796,189	4,839,992	288,742	423,782	1,936,384	3,388,962	85,561

9,854	20,731	3,954	6,612	1,332	3,134	5
189,927	481,324	15,442	23,222	71,949	186,342	134

(120,752)	(152,831)	(38,043)	(48,416)	(18,460)	(38,263)	0
(3,358,255)	(4,722,679)	(340,962)	(82,133)	(1,118,304)	(3,464,715)	(3,598)

(327,976)	681,092	(20,483)	402,010	905,524	114,466	88,999

0	12	0	0	0	31	2

(1,016,427)	861,859	(50,806)	413,103	827,713	50,039	88,972

11,417,211	10,555,352	912,952	499,849	3,773,897	3,723,858	0
$10,400,784	$11,417,211	$862,146	$912,952	$4,601,610	$3,773,897	$88,972

$(14,349)	$(12,214)	$1,263	$400	$3,458	$1,842	$6

Semiannual Report	September 30, 2008	211

Statements of Cash Flows

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Income Fund	Mortgage- Backed Securities Fund

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net (decrease) in net assets resulting from operations	$(12,042)	$(8,292)

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(476,051)	(8,492,833)
Proceeds from sales of long-term securities	407,314	7,902,328
Purchases of short-term portfolio investments, net	(3,216)	53,648
Increase in deposits with counterparty	(128)	(1,720)
Increase in interest receivable	(657)	(1,667)
Increase in receivable for investments sold	(4,882)	(1,060,736)
Increase (Decrease) in payable for investments purchased	(64,092)	911,451
Increase in swap premiums received	7,378	7,719
Increase in investment advisory fee	6	8
Increase in administrative fee	6	11
Increase in distribution fee	0	3
Increase in servicing fee	1	5
Increase in recoupment payable to manager	93	0
Increase in other liability	0	1,750
Payment (Proceeds) from futures transactions	118	(431)
(Proceeds) from currency transactions	(7)	0
Payment from short sale transactions	33,860	232,945
Unrealized (depreciation) on investments	22,030	29,402
Net realized (loss) on investments	235	1,784
Net amortization on investments	(79)	(137)
Net cash used for operating activities	(90,113)	(424,762)

Cash flows received from financing activities:
Proceeds from shares sold	37,387	345,639
Payment on shares redeemed	(9,452)	(376,837)
Cash dividend paid*	(73)	(2,491)
Net borrowing of reverse repurchase agreements	62,074	461,978
Net cash received from financing activities	89,936	428,289

Net Increase (Decrease) in Cash and Foreign Currency	(177)	3,527

Cash and Foreign Currency:
Beginning of period	264	5,349
End of period	$87	$8,876

*Reinvestment of dividends	$9,354	$19,396

212	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class D shares of 16 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C, P and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to

FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(q), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Semiannual Report	September 30, 2008	213

Notes to Financial Statements  (Cont.)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts

214	PIMCO Funds

(Unaudited) September 30, 2008

may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

Semiannual Report	September 30, 2008	215

Notes to Financial Statements  (Cont.)

(p) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities

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comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(r) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third

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Notes to Financial Statements  (Cont.)

parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period September 30, 2008, the Diversified Income Fund, Floating Income Fund, and High Yield Fund had $395,105, $187,762, and $631,470, respectively, in unfunded loan commitments outstanding.

(s) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(t) U.S. Government Agencies or Government-Sponsored Enterprises   Certain Funds may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(u) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due

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to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statements of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statements of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, the “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class		Administrative Class		A, B and C Classes	Class D		Class P		Class R
Developing Local Markets Fund	0.45%		0.40%		0.40%		0.55%	0.55%		0.50%		N/A
Diversified Income Fund	0.45%		0.30%		0.30%		0.45%	0.45%		0.40%		N/A
Emerging Local Bond Fund	0.45%		0.50%		0.50%		0.65%	0.65%		0.60%		N/A
Emerging Markets Bond Fund	0.45%		0.40%		0.40%		0.55%	0.55%		0.50%		N/A
Floating Income Fund	0.30%		0.25%		0.25%		0.40%	0.40%		0.35%		N/A
Foreign Bond Fund (Unhedged)	0.25%		0.25%		0.25%		0.45%	0.45%	(2)	0.35%		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%		0.25%		0.45%	0.45%	(2)	0.35%		0.45%
Global Bond Fund (Unhedged)	0.25%		0.30%		0.30%		N/A	0.45%		N/A		N/A
GNMA Fund	0.25%		0.25%		N/A		0.40%	0.40%		0.35%		N/A
High Yield Fund	0.25%		0.25%	(3)	0.25%	(3)	0.40%	0.40%		0.35%	(5)	0.40%
Income Fund	0.25%	(1)	0.20%		0.20%		0.40%	0.25%		0.30%		0.40%
Investment Grade Corporate Bond Fund	0.25%		0.25%		0.25%		0.40%	0.40%		0.35%		N/A
Low Duration Fund	0.25%		0.18%	(4)	0.18%	(4)	0.35%	0.25%		0.28%	(6)	0.35%
Mortgage-Backed Securities Fund	0.25%		0.25%		0.25%		0.40%	0.40%		0.35%		N/A
Short-Term Fund	0.25%		0.20%		0.20%		0.30%	0.25%		0.30%		0.30%
Unconstrained Bond Fund	0.60%		0.30%		N/A		0.45%	0.45%		0.40%		0.45%

(1)	PIMCO has contractually agreed (ending March 31, 2009) to waive 0.05% of the advisory fee to 0.20%.
(2)	Effective October 1, 2008, the Fund’s supervisory and adminstrative fee was reduced by 0.05% to 0.40% per annum.
(3)	Effective October 1, 2008, the Fund’s supervisory and adminstrative fee was increased by 0.05% to 0.30% per annum.
(4)	Effective October 1, 2008, the Fund’s supervisory and adminstrative fee was increased by 0.03% to 0.21% per annum.
(5)	Effective October 1, 2008, the Fund’s supervisory and adminstrative fee was increased by 0.05% to 0.40% per annum.
(6)	Effective October 1, 2008, the Fund’s supervisory and adminstrative fee was increased by 0.03% to 0.31% per annum.

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Notes to Financial Statements  (Cont.)

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Floating Income Fund, Short-Term Fund	0.30%	0.25%
Low Duration Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2008, AGID received $1,024,985 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Emerging Local Bond, Income, and Unconstrained Bond Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P	Class R
Emerging Local Bond Fund	0.95%	1.20%	1.31%	2.04%	1.32%	—	—
Income Fund	0.40%	0.65%	0.85%	1.60%	0.70%	—	1.10%
Unconstrained Bond Fund	0.90%	—	1.30%	2.05%	1.30%	1.00%	1.55%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does

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(Unaudited) September 30, 2008

not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Emerging Local Bond Fund	$21
Income Fund	79

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Developing Local Markets Fund	$387,536	$0
Diversified Income Fund	39,630	13,116
Emerging Local Bond Fund	50,959	0
Emerging Markets Bond Fund	52,515	0
Floating Income Fund	13,116	162,502
Foreign Bond Fund (Unhedged)	102,472	0
Foreign Bond Fund (U.S. Dollar-Hedged)	106,161	0
High Yield Fund	5,927	0
Investment Grade Corporate Bond Fund	1,333	0
Low Duration Fund	20,398	0
Mortgage-Backed Securities Fund	16,070	0
Short-Term Fund	9,021	0

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Semiannual Report	September 30, 2008	221

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$1,213,305	$1,041,126	$1,692,670	$1,121,087
Diversified Income Fund	3,238,727	3,193,975	353,390	337,457
Emerging Local Bond Fund	156,709	97,275	1,127,300	275,260
Emerging Markets Bond Fund	2,527,853	2,492,877	720,317	337,075
Floating Income Fund	1,291,815	1,389,570	309,616	1,215,908
Foreign Bond Fund (Unhedged)	11,084,594	11,290,024	6,550,350	5,443,867
Foreign Bond Fund (U.S. Dollar-Hedged)	12,769,229	12,437,794	6,685,174	5,485,622
Global Bond Fund (Unhedged)	3,950,567	4,003,856	2,284,520	1,954,791
GNMA Fund	7,243,330	6,761,756	100,949	3,457
High Yield Fund	9,837,000	9,326,386	2,867,049	1,604,882
Income Fund	389,956	353,663	86,095	29,236
Investment Grade Corporate Bond Fund	1,997,820	1,340,621	934,190	20,134
Low Duration Fund	12,914,145	12,062,541	2,038,781	954,097
Mortgage-Backed Securities Fund	8,298,439	7,801,953	194,394	25,829
Short-Term Fund	8,143,367	7,815,267	593,954	367,491
Unconstrained Bond Fund	161,092	93,236	15,229	2,786

8.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

222	PIMCO Funds

(Unaudited) September 30, 2008

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO High Yield Fund and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO High Yield Fund. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. It is possible that the plaintiff could seek reconsideration of the Judge’s ruling or appeal the Judge’s decision to a higher court. The non-agent lenders have filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. No ruling date on the motion has been set.

9.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
Developing Local Markets Fund	$3,597	$(360,794)	$(357,197)
Diversified Income Fund	15,359	(264,136)	(248,777)
Emerging Local Bond Fund	30,582	(131,077)	(100,495)
Emerging Markets Bond Fund	39,931	(307,636)	(267,705)
Floating Income Fund	8,825	(70,852)	(62,027)
Foreign Bond Fund (Unhedged)	50,435	(332,581)	(282,146)
Foreign Bond Fund (U.S. Dollar-Hedged)	47,985	(305,855)	(257,870)
Global Bond Fund (Unhedged)	19,836	(115,049)	(95,213)
GNMA Fund	5,876	(13,053)	(7,177)
High Yield Fund	58,734	(1,205,895)	(1,147,161)
Income Fund	2,459	(19,972)	(17,513)
Investment Grade Corporate Bond Fund	4,874	(110,897)	(106,023)
Low Duration Fund	28,610	(744,135)	(715,525)
Mortgage-Backed Securities Fund	15,557	(42,223)	(26,666)
Short-Term Fund	25,879	(165,828)	(139,949)
Unconstrained Bond Fund	654	(940)	(286)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended September 30, 2008, the Emerging Local Bond Fund incurred $2,234 in CPMF and FTT costs.

Semiannual Report	September 30, 2008	223

Notes to Financial Statements  (Cont.)

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Diversified Income Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	34,326	$374,859	26,638	$291,691	321	$3,388	807	$8,802
Other Classes	148,156	1,614,266	243,096	2,665,482	21,031	220,884	74,256	816,335
Issued as reinvestment of distributions
Class D	1,069	11,526	5,195	55,898	73	763	158	1,708
Other Classes	8,815	94,850	44,870	483,808	6,010	62,404	13,752	149,175
Cost of shares redeemed
Class D	(44,390)	(461,996)	(12,221)	(133,743)	(417)	(4,344)	(1,131)	(12,308)
Other Classes	(111,179)	(1,168,605)	(131,173)	(1,475,892)	(28,761)	(297,417)	(87,152)	(941,906)
Net increase (decrease) resulting from Fund share transactions	36,797	$464,900	176,405	$1,887,244	(1,743)	$(14,322)	690	$21,806

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	6,266	$68,440	8,152	$88,125	4,572	$46,258	5,384	$55,282
Other Classes	81,086	883,316	177,564	1,872,268	108,720	1,097,409	99,917	1,020,948
Issued as reinvestment of distributions
Class D	299	3,156	811	8,518	242	2,431	481	4,889
Other Classes	5,253	55,413	14,609	153,682	4,056	40,718	6,471	65,860
Cost of shares redeemed
Class D	(6,086)	(64,913)	(7,850)	(82,161)	(4,164)	(41,877)	(11,741)	(118,751)
Other Classes	(86,385)	(918,847)	(143,613)	(1,525,055)	(42,797)	(430,110)	(85,167)	(863,502)
Net increase (decrease) resulting from Fund share transactions	433	$26,565	49,673	$515,377	70,629	$714,829	15,345	$164,726

	Income Fund				Investment Grade Corporate Bond Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	162	$1,546	127	$1,276	761	$7,730	369	$3,825
Other Classes	3,727	36,015	27,350	273,837	156,171	1,592,038	3,402	35,281
Issued as reinvestment of distributions
Class D	3	26	1	11	16	160	18	186
Other Classes	972	9,328	678	6,797	1,488	14,840	302	3,121
Cost of shares redeemed
Class D	(19)	(177)	(95)	(954)	(98)	(993)	(76)	(777)
Other Classes	(955)	(9,280)	(950)	(9,544)	(2,345)	(23,628)	(1,764)	(18,160)
Net increase (decrease) resulting from Fund share transactions	3,890	$37,458	27,111	$271,423	155,993	$1,590,147	2,251	$23,476

224	PIMCO Funds

(Unaudited) September 30, 2008

Emerging Local Bond Fund				Emerging Markets Bond Fund				Floating Income Fund
Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

574	$5,658	1,278	$13,109	4,248	$44,630	4,866	$53,196	1,390	$12,861	5,778	$59,898
63,671	615,249	201,973	2,060,168	43,165	446,996	151,549	1,648,566	42,969	398,660	211,798	2,153,603

27	265	66	657	505	5,205	1,329	14,381	93	837	735	7,433
5,626	54,528	19,084	193,511	7,610	78,585	15,563	168,184	3,779	34,590	29,495	296,222

(947)	(9,054)	(226)	(2,203)	(4,249)	(43,370)	(7,850)	(85,354)	(2,105)	(19,140)	(16,346)	(163,706)
(15,609)	(155,339)	(111,974)	(1,186,878)	(47,785)	(495,497)	(82,686)	(904,372)	(161,017)	(1,479,971)	(528,122)	(5,249,868)

53,342	$511,307	110,201	$1,078,364	3,494	$36,549	82,771	$894,601	(114,891)	$(1,052,163)	(296,662)	$(2,896,418)

Global Bond Fund (Unhedged)				GNMA Fund				High Yield Fund
Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

2	$25	0	$0	5,493	$61,910	2,824	$31,806	15,362	$140,026	16,909	$162,717
11,886	125,396	51,338	532,716	19,886	223,840	15,770	175,873	159,463	1,445,275	280,816	2,684,672

0	0	0	0	101	1,140	71	799	1,571	13,933	2,690	25,817
2,038	20,719	5,330	54,209	706	7,933	1,340	14,954	22,338	198,085	39,954	383,040

0	0	0	0	(1,662)	(18,601)	(857)	(9,529)	(10,201)	(90,951)	(23,061)	(221,002)
(27,547)	(286,311)	(46,141)	(466,313)	(5,453)	(61,226)	(6,515)	(72,625)	(120,495)	(1,077,318)	(333,947)	(3,204,889)

(13,621)	$(140,171)	10,527	$120,612	19,071	$214,996	12,633	$141,278	68,038	$629,050	(16,639)	$(169,645)

Low Duration Fund				Mortgage-Backed Securities Fund				Short-Term Fund				Unconstrained Bond Fund
Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Period from 06/30/2008 to 09/30/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

15,511	$155,061	21,204	$214,555	4,680	$50,384	7,353	$78,943	3,337	$32,623	3,931	$39,006	691	$6,897
279,610	2,796,189	479,518	4,839,992	26,912	288,742	39,366	423,782	197,647	1,936,384	341,506	3,388,962	8,620	85,561

992	9,854	2,064	20,731	373	3,954	616	6,612	137	1,332	316	3,134	1	5
19,124	189,927	47,936	481,324	1,455	15,442	2,159	23,222	7,354	71,949	18,797	186,342	14	134

(12,114)	(120,752)	(15,262)	(152,831)	(3,558)	(38,043)	(4,517)	(48,416)	(1,886)	(18,460)	(3,858)	(38,263)	0	0
(335,829)	(3,358,255)	(470,861)	(4,722,679)	(31,655)	(340,962)	(7,651)	(82,133)	(114,194)	(1,118,304)	(350,033)	(3,464,715)	(361)	(3,598)

(32,706)	$(327,976)	64,599	$681,092	(1,793)	$(20,483)	37,326	$402,010	92,395	$905,524	10,659	$114,466	8,965	$88,999

Semiannual Report	September 30, 2008	225

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BOA	Bank of America	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BEAR	Bear Stearns & Co., Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.
BSN	Bank of Nova Scotia	LEH	Lehman Brothers, Inc.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGCI	Dow Jones-AIG Commodity Index	LCDX	Liquid Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIGTR	Dow Jones-AIG Commodity Index Total Return	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
CDX.NA	Credit Derivatives Index - North America	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread
CDX.XO	Credit Derivatives Index - Crossover	eRAFI	enhanced Research Affiliates Fundamental Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
FFR	Federal Funds Rate	PRIBOR	Prague Interbank Offered Rate

226	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2008	227

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Funds’ Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

228	PIMCO Funds

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper

Semiannual Report	September 30, 2008	229

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in

230	PIMCO Funds

the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2008	231

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PNC Global Investment Servicing

P.O. Box 9688

Providence, RI 02940-9688

Note: Effective on or about October 6, 2008, Boston Financial Data Services, Inc. (BFDS) will replace PNC Global Investment Servicing (formerly PFPC) as the PIMCO Funds’ shareholder servicing agent and transfer agent. For updated information on this transition, please visit www.allianzinvestors.com/BFDS.

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 6/30/08. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your financial advisor.          AZ020SA_23334

Share Classes | Institutional ▪ Administrative ▪ P

Semiannual Report September 30, 2008

PIMCO FUNDS

Total Return Funds

Total Return Fund
Total Return Fund II
Total Return Fund III

A company of Allianz Global Investors

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		12
Financial Highlights		14
Statements of Assets and Liabilities		18
Statements of Operations		19
Statements of Changes in Net Assets		20
Statement of Cash Flows		22
Notes to Financial Statements		87
Glossary		107
Privacy Policy		109
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement		111

FUND	Fund Summary	Schedule of Investments

Total Return Fund	6	23	*
Total Return Fund II	8	59
Total Return Fund III	10	70

* This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

■

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

■

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very

2	PIMCO Funds	Total Return Funds

widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

■

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

■	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

■

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

■

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

■

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Each share class performance is net of fees and expenses – the Administrative Class total expenses are 0.25% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class P total expenses are 0.10% higher than the total expenses of the Institutional Share Class of the respective Fund. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

The Funds measure their performance against the Lehman Brothers U.S. Aggregate Index. The index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class and Class P Shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class and Class P Shares respectively. The Administrative Class Shares of the Funds were first offered in (month/year): Total Return Fund (9/94), Total Return Fund II (11/94) and Total Return Fund III (4/97). The Class P Shares of the Total Return Fund was first offered in April 2008. All other Funds in this Semiannual Report do not currently offer Class P Shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds	Total Return Funds

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from April 1, 2008 to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	5

PIMCO Total Return Fund

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Total Return Fund Institutional Class	-3.35%	3.77%	4.30%	5.76%	8.04%
PIMCO Total Return Fund Administrative Class	-3.48%	3.51%	4.04%	5.49%	7.78%
PIMCO Total Return Fund Class P	-3.42%	3.65%	4.20%	5.65%	7.96%
Lehman Brothers U.S. Aggregate Index	-1.50%	3.65%	3.78%	5.20%	7.27%
Lipper Intermediate Investment Grade Debt Funds Average	-4.84%	-2.43%	2.00%	4.06%	6.45%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.52% for the Institutional Class shares and 0.77% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.62% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$966.45	$965.24	$961.87		$1,022.21	$1,020.96	$1,021.31
Expenses Paid During Period†	$2.81	$4.04	$3.08		$2.89	$4.15	$3.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.57% for Institutional Class, 0.82% for Administrative Class and 0.75% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P). Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.21% for Institutional and Administrative Classes and to 0.31% for Class P. If this fee increase had been in effect during the six-month period ended September 30, 2008, the “Expenses Paid During Period” amounts would have been $2.96, $4.19 and $3.21 for Institutional Class, Administrative Class and Class P Shares, respectively, based upon the Fund’s actual performance, and $3.04, $4.31 and $3.95 for Institutional Class, Administrative Class and Class P Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds	Total Return Funds

Institutional Class	PTTRX
Administrative Class	PTRAX
Class P	PTTPX

Allocation Breakdown‡

U.S. Government Agencies±	62.6%
Corporate Bonds & Notes	20.8%
Short-Term Instruments	5.3%
Mortgage-Backed Securities	3.5%
Foreign Currency-Denominated Issues	2.6%
Other	5.2%

‡	% of Total Investments as of 09/30/08.
±	Includes mortgage-backed securities of U.S. Government Agencies not backed by the full faith and credit of the U.S. Government.

Portfolio Insights

»

The PIMCO Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	A duration underweight benefited performance as the ten-year U.S. Treasury yield increased during the period.

»	A curve-steepening bias in the U.S. and U.K. detracted from performance as the yield curves flattened in these countries, as measured by the difference between two- and 30-year yields.

»	An overweight to mortgages added to returns as the sector outperformed like-duration U.S. Treasuries.

»

A focus on high-grade financials was a significant detractor from performance as bank failures, consolidation, and solvency concerns permeated the market. However, an underweight to the overall corporate sector mitigated this negative impact as the sector underperformed like-duration U.S. Treasuries.

»	A small allocation to high-yield corporate bonds detracted from returns as spreads over U.S. Treasuries continued to widen.

»	An allocation to emerging markets local currency-denominated bonds, specifically Brazil, detracted from returns as rates rose in this country.

»	Exposure to a basket of foreign currencies, particularly a short position in the euro and the British pound, benefited performance.

Semiannual Report	September 30, 2008	7

PIMCO Total Return Fund II

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/91)**
PIMCO Total Return Fund II Institutional Class	-2.90%	5.03%	3.99%	5.36%	6.76%
PIMCO Total Return Fund II Administrative Class	-3.02%	4.77%	3.73%	5.09%	6.49%
Lehman Brothers U.S. Aggregate Index	-1.50%	3.65%	3.78%	5.20%	6.27%
Lipper Intermediate Investment Grade Debt Funds Average	-4.84%	-2.43%	2.00%	4.06%	5.59%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 12/30/91. Index comparisons began on 12/31/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.82% for the Institutional Class shares and 1.07% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$970.98	$969.75	$1,020.66	$1,019.40
Expenses Paid During Period†	$4.35	$5.58	$4.46	$5.72

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.88% for Institutional Class and 1.13% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds	Total Return Funds

Institutional Class	PMBIX
Administrative Class	PRADX

Allocation Breakdown‡

U.S. Government Agencies	65.4%
Corporate Bonds & Notes	21.2%
Short-Term Instruments	4.6%
Asset-Backed Securities	3.6%
Mortgage-Backed Securities	2.7%
Other	2.5%

‡	% of Total Investments as of 09/30/08

Portfolio Insights

»

The PIMCO Total Return Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund may invest only in investment-grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	A duration underweight for most of the period benefited performance as the ten-year U.S. Treasury yield increased.

»	A curve-steepening bias detracted from performance as the yield curve flattened, as measured by the difference between two- and 30-year yields.

»	An overweight to mortgages added to returns as the sector outperformed like-duration U.S. Treasuries.

»	A focus on high-grade financials was a significant detractor from performance as bank failures, consolidation, and solvency concerns permeated the market.

Semiannual Report	September 30, 2008	9

PIMCO Total Return Fund III

Cumulative Returns Through September 30, 2008

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/01/91)**
PIMCO Total Return Fund III Institutional Class	-4.18%	2.50%	3.86%	5.45%	7.37%
PIMCO Total Return Fund III Administrative Class	-4.31%	2.24%	3.60%	5.18%	7.09%
Lehman Brothers U.S. Aggregate Index	-1.50%	3.65%	3.78%	5.20%	6.69%
Lipper Intermediate Investment Grade Debt Funds Average	-4.84%	-2.43%	2.00%	4.06%	6.10%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 05/01/91. Index comparisons began on 04/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.75% for the Institutional Class shares and 1.02% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$958.16	$956.91	$1,021.61	$1,020.36
Expenses Paid During Period†	$3.39	$4.61	$3.50	$4.76

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.69% for Institutional Class and 0.94% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds	Total Return Funds

Institutional Class	PTSAX
Administrative Class	PRFAX

Allocation Breakdown‡

U.S. Government Agencies	66.7%
Corporate Bonds & Notes	18.3%
Short-Term Instruments	5.4%
Mortgage-Backed Securities	4.1%
Asset-Backed Securities	2.1%
Other	3.4%

‡	% of Total Investments as of 09/30/08

Portfolio Insights

»

The PIMCO Total Return Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices.

»	A duration underweight benefited performance as the ten-year U.S. Treasury yield increased.

»	A curve-steepening bias in the U.S. and U.K. detracted from performance as the yield curves flattened in these countries, as measured by the difference between two- and 30-year yields.

»	An overweight to mortgages added to returns as the sector outperformed like-duration U.S. Treasuries.

»	A focus on high-grade financials was a significant detractor from performance as bank failures, consolidation, and solvency concerns permeated the market.

»	A small allocation to high yield corporate bonds detracted from returns as spreads over U.S. Treasuries continued to widen due to ongoing concerns about the financial markets.

»	Exposure to emerging markets bonds detracted from returns as the sector trailed like-duration U.S. Treasuries as spreads widened.

»	Exposure to a basket of foreign currencies, particularly a short position in the euro and the British pound, benefited performance.

Semiannual Report	September 30, 2008	11

Benchmark Descriptions

Index	Description

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization-weighted index of 50 European blue-chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Municipal Bond Index*	Lehman Brothers Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax- exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

* Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the Index.

12	PIMCO Funds	Total Return Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2008	13

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Institutional Class
09/30/2008+	$10.91	$0.27	$(0.63)	$(0.36)	$(0.27)	$0.00
03/31/2008	10.43	0.54	0.55	1.09	(0.54)	(0.07)
03/31/2007	10.33	0.50	0.14	0.64	(0.50)	(0.04)
03/31/2006	10.57	0.43	(0.15)	0.28	(0.42)	(0.08)
03/31/2005	10.94	0.26	(0.03)	0.23	(0.27)	(0.33)
03/31/2004	10.79	0.30	0.35	0.65	(0.32)	(0.18)
Administrative Class
09/30/2008+	10.91	0.26	(0.63)	(0.37)	(0.26)	0.00
03/31/2008	10.43	0.52	0.55	1.07	(0.52)	(0.07)
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)
03/31/2006	10.57	0.41	(0.16)	0.25	(0.39)	(0.08)
03/31/2005	10.94	0.23	(0.03)	0.20	(0.24)	(0.33)
03/31/2004	10.79	0.27	0.35	0.62	(0.29)	(0.18)
Class P
04/30/2008 - 09/30/2008+	10.91	0.22	(0.63)	(0.41)	(0.22)	0.00

Total Return Fund II
Institutional Class
09/30/2008+	$10.44	$0.25	$(0.55)	$(0.30)	$(0.25)	$0.00
03/31/2008	9.91	0.49	0.54	1.03	(0.49)	(0.01)
03/31/2007	9.82	0.48	0.10	0.58	(0.47)	(0.01)
03/31/2006	10.02	0.41	(0.19)	0.22	(0.42)	0.00
03/31/2005	10.52	0.24	(0.14)	0.10	(0.25)	(0.35)
03/31/2004	10.36	0.25	0.33	0.58	(0.28)	(0.14)
Administrative Class
09/30/2008+	10.44	0.24	(0.55)	(0.31)	(0.24)	0.00
03/31/2008	9.91	0.47	0.54	1.01	(0.47)	(0.01)
03/31/2007	9.82	0.45	0.11	0.56	(0.45)	(0.01)
03/31/2006	10.02	0.39	(0.19)	0.20	(0.40)	0.00
03/31/2005	10.52	0.22	(0.15)	0.07	(0.22)	(0.35)
03/31/2004	10.36	0.23	0.33	0.56	(0.26)	(0.14)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

14	PIMCO Funds	Total Return Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.27)	$10.28	(3.35)%	$78,765,819	0.57	%*	0.43	%*	5.04	%*	155%
0.00	(0.61)	10.91	10.81	77,276,018	0.49		0.43		5.15		226
0.00	(0.54)	10.43	6.32	62,902,840	0.43		0.43		4.82		257
(0.02)	(0.52)	10.33	2.66	56,563,888	0.43		0.43		4.09		325
0.00	(0.60)	10.57	2.07	47,998,758	0.43		0.43		2.41		470
0.00	(0.50)	10.94	6.20	43,723,208	0.43		0.43		2.70		273

0.00	(0.26)	10.28	(3.48)	24,542,229	0.82	*	0.68	*	4.79	*	155
0.00	(0.59)	10.91	10.54	25,200,225	0.74		0.68		4.91		226
0.00	(0.51)	10.43	6.06	20,721,139	0.68		0.68		4.57		257
(0.02)	(0.49)	10.33	2.40	18,926,644	0.68		0.68		3.83		325
0.00	(0.57)	10.57	1.82	17,292,644	0.68		0.68		2.16		470
0.00	(0.47)	10.94	5.93	16,367,285	0.68		0.68		2.46		273

0.00	(0.22)	10.28	(3.81)	215,107	0.75	*	0.52	*	4.93	*	155

$0.00	$(0.25)	$9.89	(2.90)%	$2,318,526	0.88	%*	0.50	%*	4.89	%*	125%
0.00	(0.50)	10.44	10.76	2,282,191	0.82		0.50		4.91		265
(0.01)	(0.49)	9.91	6.10	2,062,540	0.50		0.50		4.86		237
0.00	(0.42)	9.82	2.27	2,029,962	0.50		0.50		4.10		354
0.00	(0.60)	10.02	0.99	2,278,849	0.50		0.50		2.37		330
0.00	(0.42)	10.52	5.71	2,335,828	0.50		0.50		2.40		262

0.00	(0.24)	9.89	(3.02)	63,033	1.13	*	0.75	*	4.64	*	125
0.00	(0.48)	10.44	10.49	77,136	1.07		0.75		4.67		265
(0.01)	(0.47)	9.91	5.84	84,133	0.75		0.75		4.60		237
0.00	(0.40)	9.82	2.01	102,406	0.75		0.75		3.84		354
0.00	(0.57)	10.02	0.75	115,674	0.75		0.75		2.11		330
0.00	(0.40)	10.52	5.45	114,148	0.75		0.75		2.16		262

Semiannual Report	September 30, 2008	15

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund III
Institutional Class
09/30/2008+	$9.59	$0.22	$(0.61)	$(0.39)	$(0.23)	$0.00
03/31/2008	9.24	0.46	0.42	0.88	(0.47)	(0.06)
03/31/2007	9.13	0.42	0.13	0.55	(0.43)	(0.01)
03/31/2006	9.36	0.38	(0.16)	0.22	(0.39)	(0.06)
03/31/2005	9.64	0.23	0.00	0.23	(0.23)	(0.28)
03/31/2004	9.57	0.26	0.31	0.57	(0.29)	(0.21)
Administrative Class
09/30/2008+	9.59	0.21	(0.62)	(0.41)	(0.21)	0.00
03/31/2008	9.24	0.44	0.41	0.85	(0.44)	(0.06)
03/31/2007	9.13	0.40	0.13	0.53	(0.41)	(0.01)
03/31/2006	9.36	0.36	(0.17)	0.19	(0.36)	(0.06)
03/31/2005	9.64	0.21	0.00	0.21	(0.21)	(0.28)
03/31/2004	9.57	0.25	0.29	0.54	(0.26)	(0.21)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

16	PIMCO Funds	Total Return Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.23)	$8.97	(4.18)%	$2,181,338	0.69	%*	0.50	%*	4.68	%*	141%
0.00	(0.53)	9.59	9.79	2,240,289	0.75		0.50		4.95		327
0.00	(0.44)	9.24	6.17	1,998,406	0.50		0.50		4.63		225
0.00	(0.45)	9.13	2.30	1,853,808	0.50		0.50		4.09		275
0.00	(0.51)	9.36	2.46	1,513,513	0.50		0.50		2.38		368
0.00	(0.50)	9.64	6.08	1,320,459	0.50		0.50		2.74		180

0.00	(0.21)	8.97	(4.31)	23,453	0.94	*	0.75	*	4.42	*	141
0.00	(0.50)	9.59	9.52	24,558	1.02		0.75		4.70		327
0.00	(0.42)	9.24	5.91	14,529	0.75		0.75		4.37		225
0.00	(0.42)	9.13	2.05	16,333	0.75		0.75		3.85		275
0.00	(0.49)	9.36	2.21	10,357	0.75		0.75		2.21		368
0.00	(0.47)	9.64	5.82	4,776	0.75		0.75		2.54		180

Semiannual Report	September 30, 2008	17

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)
	Total Return Fund	Total Return Fund II	Total Return Fund III
Assets:
Investments, at value	$159,407,423	$3,119,118	$2,821,358
Repurchase agreements, at value	5,232,820	69,188	109,694
Cash	3,709,391	46,085	33,410
Deposits with counterparty	1,110,142	14,136	15,854
Foreign currency, at value	332,380	0	6,668
Receivable for investments sold	25,928,163	430,276	176,525
Receivable for investments sold on a delayed-delivery basis	362,673	7,005	6,793
Receivable for Fund shares sold	523,121	1,654	861
Interest and dividends receivable	1,096,334	18,565	14,976
Variation margin receivable	39,870	545	1,242
Swap premiums paid	507,696	2,574	4,690
Unrealized appreciation on foreign currency contracts	470,219	0	5,149
Unrealized appreciation on swap agreements	561,496	5,687	5,088
Other assets	76,464	1,522	1,410
	199,358,192	3,716,355	3,203,718
Liabilities:
Payable for the reverse repurchase agreements	$15,388,516	$605,734	$278,429
Payable for investments purchased	32,793,225	484,272	514,139
Payable for investments purchased on a delayed-delivery basis	1,409,399	6,983	6,771
Payable for short sales	15,724,970	191,680	132,289
Payable for Fund shares redeemed	541,622	1,549	7,487
Dividends payable	57,516	1,669	588
Written options outstanding	540,203	12,296	11,208
Accrued investment advisory fee	26,469	485	456
Accrued administrative fee	22,940	485	456
Accrued distribution fee	7,424	14	8
Accrued servicing fee	5,317	0	0
Variation margin payable	486,813	11,402	11,016
Swap premiums received	349,629	3,988	5,893
Unrealized depreciation on foreign currency contracts	295,687	0	9,480
Unrealized depreciation on swap agreements	1,673,880	14,076	20,614
Other liabilities	15,398	163	93
	69,339,008	1,334,796	998,927
Net Assets	$130,019,184	$2,381,559	$2,204,791
Net Assets Consist of:
Paid in capital	$133,723,021	$2,450,020	$2,293,309
Undistributed (overdistributed) net investment income	248,705	(952)	1,172
Accumulated undistributed net realized gain	2,465,087	39,757	58,256
Net unrealized (depreciation)	(6,417,629)	(107,266)	(147,946)
	$130,019,184	$2,381,559	$2,204,791
Net Assets:
Institutional Class	$78,765,819	$2,318,526	$2,181,338
Administrative Class	24,542,229	63,033	23,453
Class P	215,107	0	0
Other Classes	26,496,029	0	0
Shares Issued and Outstanding:
Institutional Class	$7,663,827	$234,559	$243,054
Administrative Class	2,387,931	6,377	2,613
Class P	20,930	0	0
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.28	$9.89	$8.97
Administrative Class	10.28	9.89	8.97
Class P	10.28	NA	NA
Cost of Investments Owned	$165,869,602	$3,232,975	$2,967,651
Cost of Repurchase Agreements Owned	$5,232,820	$69,188	$109,694
Cost of Foreign Currency Held	$345,848	$0	$6,900
Proceeds Received on Short Sales	$15,649,475	$190,545	$131,533
Premiums Received on Written Options	$648,149	$14,939	$13,628

18	PIMCO Funds	Total Return Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Total Return Fund	Total Return Fund II	Total Return Fund III

Investment Income:
Interest	$3,642,370	$68,594	$59,934
Dividends	0	866	1,113
Miscellaneous income	1,190	0	11
Total Income	3,643,560	69,460	61,058

Expenses:
Investment advisory fees	162,485	3,010	2,844
Administrative fees	140,020	3,010	2,844
Distribution and/or servicing fees - Administrative Class	31,656	94	30
Distribution and/or servicing fees - Class P	8	0	0
Distribution and/or servicing fees - Other Classes	47,806	0	0
Trustees’ fees	78	2	1
Interest expense	87,599	4,576	2,116
Miscellaneous expense	264	5	5
Total Expenses	469,916	10,697	7,840

Net Investment Income	3,173,644	58,763	53,218

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	684,848	4,616	15,173
Net realized gain on futures contracts, written options and swaps	874,178	33,913	14,976
Net realized gain on foreign currency transactions	472,304	0	15,370
Net change in unrealized (depreciation) on investments	(7,918,494)	(141,292)	(156,336)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(1,880,202)	(30,311)	(27,184)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(95,966)	0	(12,460)
Net (Loss)	(7,863,332)	(133,074)	(150,461)

Net (Decrease) in Net Assets Resulting from Operations	$(4,689,688)	$(74,311)	$(97,243)

See Accompanying Notes	Semiannual Report	September 30, 2008	19

Statements of Changes in Net Assets

	Total Return Fund
(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,173,644	$5,470,328
Net realized gain	2,031,330	2,455,744
Net change in unrealized appreciation (depreciation)	(9,894,662)	3,255,488
Net increase (decrease) resulting from operations	(4,689,688)	11,181,560

Distributions to Shareholders:
From net investment income
Institutional Class	(2,002,252)	(3,463,231)
Administrative Class	(606,854)	(1,096,560)
Class P	(1,228)	0
Other Classes	(563,381)	(904,592)
From net realized capital gains
Institutional Class	0	(441,761)
Administrative Class	0	(144,355)
Class P	0	0
Other Classes	0	(126,489)

Total Distributions	(3,173,715)	(6,176,988)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	14,950,946	23,592,253
Administrative Class	4,421,456	10,121,711
Class P	224,255	0
Other Classes	7,902,772	8,694,770
Issued as reinvestment of distributions
Institutional Class	1,823,107	3,572,546
Administrative Class	526,491	1,063,456
Class P	1,213	0
Other Classes	454,698	824,381
Cost of shares redeemed
Institutional Class	(10,493,050)	(15,891,558)
Administrative Class	(4,086,358)	(7,759,923)
Class P	(3,421)	0
Other Classes	(3,607,478)	(6,910,108)
Net increase resulting from Fund share transactions	12,114,631	17,307,528

Fund Redemption Fee	1	616

Total Increase (Decrease) in Net Assets	4,251,229	22,312,716

Net Assets:
Beginning of period	125,767,955	103,455,239
End of period*	$130,019,184	$125,767,955

*Including undistributed (overdistributed) net investment income of:	$248,705	$248,776

20	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Total Return Fund II		Total Return Fund III
Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$58,763	$107,151	$53,218	$102,079
38,529	49,249	45,519	44,971
(171,603)	69,664	(195,980)	48,728
(74,311)	226,064	(97,243)	195,778

(57,269)	(103,801)	(53,842)	(102,740)
(1,743)	(4,040)	(550)	(846)
0	0	0	0
0	0	0	0

0	(1,979)	0	(13,548)
0	(83)	0	(119)
0	0	0	0
0	0	0	0

(59,012)	(109,903)	(54,392)	(117,253)

486,310	506,013	280,958	434,478
15,351	20,682	3,730	12,923
0	0	0	0
0	0	0	0

49,534	95,330	49,768	106,542
1,674	4,115	531	922
0	0	0	0
0	0	0	0

(370,375)	(493,489)	(239,603)	(376,983)
(26,939)	(36,160)	(3,805)	(4,496)
0	0	0	0
0	0	0	0
155,555	96,491	91,579	173,386

0	2	0	1

22,232	212,654	(60,056)	251,912

2,359,327	2,146,673	2,264,847	2,012,935
$2,381,559	$2,359,327	$2,204,791	$2,264,847

$(952)	$(703)	$1,172	$2,346

Semiannual Report	September 30, 2008	21

Statement of Cash Flows

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Total Return Fund II

Increase in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net (decrease) in net assets resulting from operations	$(74,311)

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(4,066,856)
Proceeds from sales of long-term securities	3,717,911
Sale of short-term portfolio investments, net	9,749
Decrease in deposits with counterparty	7,144
Increase in interest receivable	(4,085)
Increase in receivable for investments sold	(91,060)
Increase in other asset	(1,522)
Increase in payable for investments purchased	35,155
Increase in swap premiums received	3,671
Increase in investment advisory fee	24
Increase in administrative fee	24
Proceeds from futures transactions	64
Payment from short sale transactions	(4,855)
Unrealized depreciation on investments	171,603
Net realized gain on investments	(38,529)
Net amortization on investments	(280)
Net cash used for operating activities	(336,153)

Cash flows received from financing activities:
Proceeds from shares sold	501,336
Payment on shares redeemed	(397,193)
Cash dividend paid*	(6,999)
Net borrowing of reverse repurchase agreements	285,211
Decrease in overdraft due to custodian	(117)
Net cash received from financing activities	382,238

Net Increase in Cash and Foreign Currency	46,085

Cash and Foreign Currency:
Beginning of period	0
End of period	$46,085

* Reinvestment of dividends	$51,208

22	PIMCO Funds	Total Return Funds	See Accompanying Notes

Summary Schedule of Investments Total Return Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $901,831) (g)		$684,366	0.5%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Bear Stearns Cos. LLC
2.657% - 7.625% due 01/07/2009 - 02/01/2018	$1,715,066	1,698,072	1.3%
Citigroup, Inc.
2.836% - 7.250% due 12/26/2008 - 08/25/2036	1,905,938	1,719,201	1.3%
General Electric Capital Corp.
2.795% - 8.310% due 10/24/2008 - 11/15/2067	1,529,763	1,324,787	1.0%
Goldman Sachs Group, Inc.
2.887% - 7.350% due 11/10/2008 - 10/01/2037	2,089,214	1,783,212	1.4%
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	317,300	291,323	0.2%
Merrill Lynch & Co., Inc.
2.885% - 6.875% due 10/27/2008 - 06/01/2028	1,640,876	1,510,693	1.2%
Morgan Stanley
2.597% - 6.750% due 01/22/2009 - 08/09/2026	1,406,395	1,103,750	0.9%
Other Banking & Finance (g)		16,403,797	12.6%

Total Banking & Finance		25,834,835	19.9%

INDUSTRIALS
Total Industrials (g)(m)		6,291,486	4.8%
UTILITIES

Total Utilities (g)		2,064,542	1.6%

Total Corporate Bonds & Notes (Cost $39,406,096)		34,190,863	26.3%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $2,131,320) (g)(m)		1,925,253	1.5%
U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	855,196	834,784	0.6%
5.000% due 10/01/2035	6,659	6,500	0.0%
5.000% due 10/01/2035 (h)	1,385,759	1,352,684	1.0%
5.000% due 03/01/2036	17,969	17,538	0.0%
5.000% due 03/01/2036 (h)	3,125,864	3,051,254	2.3%
5.000% due 03/01/2037	672,796	656,201	0.5%
5.000% due 05/01/2037	1,028,313	1,002,908	0.8%
5.000% due 03/01/2038	1,105,147	1,077,734	0.8%
5.000% due 04/01/2038	1,585,944	1,546,608	1.2%
5.000% due 04/01/2038 (h)	542,773	529,309	0.4%
5.000% due 06/01/2038	401,404	391,447	0.3%
5.000% due 06/01/2038 (h)	263,330	256,798	0.2%
5.000% due 10/01/2038	3,520,578	3,426,508	2.6%
5.500% due 05/01/2034	155,914	155,827	0.1%
5.500% due 05/01/2034 (h)	1,582,632	1,583,149	1.2%
5.500% due 09/01/2034	143,790	143,704	0.1%

See Accompanying Notes	Semiannual Report	September 30, 2008	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
5.500% due 09/01/2034 (h)	$888,987	$888,444	0.7%
5.500% due 11/01/2034	79,895	79,849	0.1%
5.500% due 11/01/2034 (h)	992,330	991,724	0.8%
5.500% due 01/01/2035	292,908	292,675	0.2%
5.500% due 01/01/2035 (h)	877,284	876,717	0.7%
5.500% due 02/01/2035	1,668,799	1,667,578	1.3%
5.500% due 02/01/2035 (f)	269,589	269,677	0.2%
5.500% due 02/01/2035 (h)	242,488	242,279	0.2%
5.500% due 03/01/2035	744,194	743,369	0.6%
5.500% due 03/01/2035 (h)	142,439	142,289	0.1%
5.500% due 04/01/2035	806,244	805,315	0.6%
5.500% due 04/01/2035 (h)	213,387	213,124	0.2%
5.500% due 05/01/2035	1,096,835	1,095,495	0.8%
5.500% due 05/01/2035 (h)	121,830	121,679	0.1%
5.500% due 06/01/2035	772,802	771,849	0.6%
5.500% due 09/01/2035	683,084	682,240	0.5%
5.500% due 01/01/2036 (h)	1,523,500	1,521,885	1.2%
5.500% due 01/01/2036	95,863	95,741	0.1%
5.500% due 04/01/2036	339,537	338,966	0.3%
5.500% due 04/01/2036 (h)	327,916	327,357	0.3%
5.500% due 12/01/2036	404,102	403,413	0.3%
5.500% due 12/01/2036 (h)	426,357	425,630	0.3%
5.500% due 02/01/2037	876,888	875,357	0.7%
5.500% due 03/01/2037	1,504,819	1,502,173	1.2%
5.500% due 03/01/2037 (h)	288,114	287,623	0.2%
5.500% due 04/01/2037	2,019,802	2,016,257	1.5%
5.500% due 05/01/2037	2,504,687	2,500,281	1.9%
5.500% due 05/01/2037 (h)	378,245	377,579	0.3%
5.500% due 06/01/2037	1,766,423	1,763,314	1.4%
5.500% due 07/01/2037	1,232,800	1,230,629	0.9%
5.500% due 07/01/2037 (h)	262,780	262,317	0.2%
5.500% due 12/01/2037	1,006,679	1,004,906	0.8%
5.500% due 01/01/2038	1,138,501	1,136,487	0.9%
5.500% due 02/01/2038	791,136	789,711	0.6%
5.500% due 05/01/2038	250,533	250,118	0.2%
5.500% due 05/01/2038 (h)	471,847	471,016	0.4%
5.500% due 10/01/2038	1,058,601	1,054,359	0.8%
5.500% due 11/01/2038	1,749,000	1,738,889	1.3%
6.000% due 08/01/2037	1,171,979	1,188,541	0.9%
6.000% due 09/01/2037	1,343,792	1,362,779	1.0%
6.000% due 09/01/2037 (h)	259,005	262,665	0.2%
6.000% due 10/01/2037	740,565	751,029	0.6%
6.000% due 11/01/2037	1,184,003	1,200,732	0.9%
6.000% due 05/01/2038	111,221	112,782	0.1%
6.000% due 05/01/2038 (h)	580,648	588,852	0.5%
6.000% due 09/01/2038	747,380	757,707	0.6%
6.000% due 10/01/2038	9,578,179	9,693,413	7.5%
0.000% - 1000.000% due 10/01/2008 - 01/25/2048 (a)(b)(i)	28,488,518	28,488,138	21.9%
Freddie Mac
5.500% due 01/01/2038	758,845	755,546	0.6%
5.500% due 02/01/2038	442	440	0.0%
5.500% due 02/01/2038 (h)	3,017,409	3,004,250	2.3%
5.500% due 06/01/2038	2,870	2,858	0.0%
5.500% due 06/01/2038 (h)	910,935	906,963	0.7%

24	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
6.000% due 09/01/2038		$741,616	$751,557	0.6%
2.638% - 1007.500% due 11/01/2008 - 02/25/2045 (a)(i)		4,789,143	4,809,041	3.7%
Ginnie Mae
2.888% - 17.000% due 10/15/2008 - 03/15/2041 (i)		1,673,251	1,700,395	1.3%
Other U.S. Government Agencies (a)(g)			429,112	0.3%

Total U.S. Government Agencies (Cost $102,380,985)			103,058,064	79.3%

U.S. TREASURY OBLIGATIONS
Total U.S. Treasury Obligations (Cost $1,867,456) (c)(g)			1,835,990	1.4%
MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $6,341,038) (a)(g)(m)			5,770,163	4.4%
ASSET-BACKED SECURITIES
SLM Student Loan Trust
2.780% - 4.019% due 07/25/2013 - 12/15/2033		227,107	223,627	0.2%
4.173% due 04/25/2023		1,235,079	1,239,710	0.9%
Other Asset-Backed Securities (g)(m)			2,157,422	1.7%

Total Asset-Backed Securities (Cost $3,691,378)			3,620,759	2.8%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $231,731) (g)			230,041	0.2%
FOREIGN CURRENCY-DENOMINATED ISSUES
Bear Stearns Cos. LLC
1.540% due 11/30/2011	JPY	2,000,000	18,090	0.0%
2.854% due 01/30/2009	CHF	5,000	4,444	0.0%
5.208% due 10/20/2009	EUR	6,050	8,418	0.0%
5.262% due 07/27/2012		24,000	31,482	0.0%
5.316% due 09/26/2013		36,000	47,232	0.1%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012 - 01/01/2017	BRL	6,880,160	3,136,582	2.4%
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	44,103	0.0%
General Electric Capital Corp.
4.625% - 5.500% due 09/15/2066 - 09/15/2067		161,800	136,725	0.1%
Other Foreign Currency-Denominated Issues (g)			802,464	0.6%

Total Foreign Currency-Denominated Issues (Cost $4,825,309)			4,229,540	3.2%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (g)			844,716	0.7%
COMMERCIAL PAPER
Total Commercial Paper (g)			1,244,977	1.0%
REPURCHASE AGREEMENTS
Barclays Capital, Inc.
2.250% due 10/01/2008 (Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.733% - 2.980% due 01/19/2010 - 02/10/2010 valued at $2,326,916. Repurchase proceeds are $2,282,143.)		$2,282,000	2,282,000	1.8%

See Accompanying Notes	Semiannual Report	September 30, 2008	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
JPMorgan Chase Bank N.A.
0.000% due 10/01/2008 (Dated 09/30/2008. Collateralized by Freddie Mac 4.750% - 4.770% due 02/27/2018 - 03/12/2018 valued at $84,895. Repurchase proceeds are $84,600.)	$84,600	$84,600	0.1%
0.050% due 10/01/2008 (Dated 09/30/2008. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2010 valued at $1,910,373. Repurchase proceeds are $1,918,048.)	1,918,046	1,918,046	1.5%
Merrill Lynch & Co., Inc.
0.050% due 10/01/2008 (Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $100,423. Repurchase proceeds are $99,200.)	99,200	99,200	0.1%
0.250% due 10/01/2008 (Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 12/15/2008 - 12/31/2008 valued at $233,279. Repurchase proceeds are $228,502.)	228,500	228,500	0.1%
Morgan Stanley
3.220% due 10/14/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 11/01/2035 valued at $143,593. Repurchase proceeds are $139,923.)	139,910	139,910	0.1%
3.450% due 10/14/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 03/01/2037 valued at $285,844. Repurchase proceeds are $280,591.)	280,564	280,564	0.2%
State Street Bank and Trust Co.
1.000% due 10/01/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $7,892; Federal Home Loan Bank 0.000% due 10/10/2008 - 10/14/2008 valued at $150,000; and Freddie Mac 0.000% due 10/14/2008 valued at $46,110. Repurchase proceeds are $200,006.)	200,000	200,000	0.1%

Total Repurchase Agreements		5,232,820	4.0%

U.S. TREASURY BILLS
U.S. Treasury Bills
0.001% - 1.705% due 10/16/2008 - 12/26/2008 (d)(e)	1,370,089	1,360,707	1.0%

Total U.S. Treasury Bills		1,360,707	1.0%

Total Short-Term Instruments (Cost $8,693,014)		8,683,220	6.7%

PURCHASED OPTIONS (k)
(Cost $632,264)		411,984	0.3%

Total Investments (Cost $171,102,422)		$164,640,243	126.6%

Written Options (l) (Premiums $648,149)		(540,203)	(0.4%)

Other Assets and Liabilities (Net)		(34,080,856)	(26.2%)

Net Assets		$130,019,184	100.0%

26	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only securities.
(b)	The grouping contains Principal only securities.
(c)	The grouping contains securities with principal amounts adjusted for inflation.
(d)	Securities with an aggregate market value of $1,101,747 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $42,676 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $269,677 and cash of $403,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2008.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $6,927,707 at a weighted average interest rate of 2.525%. On September 30, 2008, securities valued at $15,855,218 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $241,404 and cash of $707,142 have been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	12,362	$9,977
90-Day Euribor June Futures	Long	06/2009	4,202	16,470
90-Day Euribor March Futures	Long	03/2009	11,715	36,812
90-Day Eurodollar December Futures	Long	12/2008	250,949	401,755
90-Day Eurodollar December Futures	Long	12/2009	43,109	11,286
90-Day Eurodollar June Futures	Long	06/2009	102,401	66,299
90-Day Eurodollar June Futures	Long	06/2010	1,599	834
90-Day Eurodollar March Futures	Long	03/2009	113,083	146,201
90-Day Eurodollar March Futures	Long	03/2010	33,400	13,025
90-Day Eurodollar September Futures	Long	09/2009	59,603	34,637
90-Day Eurodollar September Futures	Long	09/2010	1,386	528
U.S. Treasury 10-Year Note December Futures	Long	12/2008	797	(2,212)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	24,329	(20,874)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	(63)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	1,991
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	32,825	79,407
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	53,994	113,175

				$909,248

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	(0.530%)	12/20/2016	BEAR	1.735%	$10,000	$761	$0	$761
Aetna, Inc. 6.500% due 09/15/2018	(0.983%)	09/20/2018	DUB	0.707%	12,000	(268)	0	(268)

See Accompanying Notes	Semiannual Report	September 30, 2008	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc. 6.000% due 07/15/2013	(1.160%)	09/20/2013	BCLY	1.498%	$15,000	$213	$0	$213
Alcoa, Inc. 6.000% due 07/15/2013	(1.450%)	09/20/2013	DUB	1.498%	25,000	39	0	39
Alcoa, Inc. 6.750% due 07/15/2018	(1.290%)	09/20/2018	BOA	1.699%	20,000	579	0	579
Alcoa, Inc. 6.750% due 07/15/2018	(1.300%)	09/20/2018	CITI	1.699%	10,000	283	0	283
AmerisourceBergen Corp. 5.625% due 09/15/2012	(0.600%)	09/20/2012	MSC	0.642%	10,000	14	0	14
Anadarko Finance Co. 6.750% due 05/01/2011	(0.900%)	06/20/2011	BOA	0.855%	10,600	(17)	0	(17)
AutoZone, Inc. 5.500% due 11/15/2015	(0.810%)	12/20/2015	RBS	1.004%	10,000	115	0	115
AutoZone, Inc. 6.500% due 01/15/2014	(1.070%)	03/20/2014	BOA	0.963%	20,000	(108)	0	(108)
AutoZone, Inc. 6.500% due 01/15/2014	(1.030%)	03/20/2014	CITI	0.963%	10,000	(35)	0	(35)
AutoZone, Inc. 7.125% due 08/01/2018	(1.100%)	09/20/2018	BOA	1.085%	15,000	(22)	0	(22)
Avon Products, Inc. 5.125% due 01/15/2011	(0.160%)	03/20/2011	CSFB	0.278%	10,000	28	0	28
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170%)	12/20/2016	MLP	1.600%	5,000	458	0	458
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170%)	12/20/2016	UBS	1.600%	35,000	3,207	0	3,207
Bank of America Corp. 5.650% due 05/01/2018	(1.150%)	06/20/2018	DUB	1.600%	22,000	707	0	707
Bank of America Corp. 5.750% due 12/01/2017	(1.250%)	12/20/2017	CITI	1.600%	10,000	229	0	229
Bank of America Corp. 5.750% due 12/01/2017	(1.020%)	12/20/2017	DUB	1.600%	12,000	481	0	481
BellSouth Corp. 4.200% due 09/15/2009	(0.140%)	09/20/2009	BEAR	0.120%	5,000	(1)	0	(1)
BellSouth Corp. 5.200% due 09/15/2014	(0.385%)	09/20/2014	BCLY	0.417%	35,000	55	0	55
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	(0.135%)	03/20/2012	BOA	1.262%	10,000	357	0	357
Boston Scientific Corp. 6.000% due 06/15/2011	(0.500%)	06/20/2011	UBS	1.699%	10,000	302	0	302
Brunswick Corp. 9.750% due 08/15/2013	(4.100%)	09/20/2013	BOA	3.893%	18,000	(165)	0	(165)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	(0.380%)	12/20/2012	BOA	1.473%	10,000	413	0	413
Capital One Financial Corp. 5.700% due 09/15/2011	(0.350%)	09/20/2011	UBS	5.138%	7,000	834	0	834
Cardinal Health, Inc. 5.800% due 10/15/2016	(0.420%)	12/20/2016	BCLY	0.709%	13,000	253	0	253
CBS Corp. 5.625% due 08/15/2012	(0.590%)	09/20/2012	BEAR	1.459%	15,000	466	0	466
CitiFinancial, Inc. 6.625% due 06/01/2015	(0.145%)	06/20/2015	BCLY	2.760%	11,000	1,475	0	1,475
Citigroup, Inc. 6.125% due 11/21/2017	(0.800%)	12/20/2017	DUB	2.669%	30,000	3,574	0	3,574

28	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc. 6.500% due 01/18/2011	(0.820%)	12/20/2017	HSBC	2.669%	$3,000	$354	$0	$354
Citigroup, Inc. 6.500% due 01/18/2011	(0.770%)	12/20/2017	JPM	2.669%	10,000	1,211	0	1,211
Citigroup, Inc. 6.500% due 01/18/2011	(0.830%)	12/20/2017	JPM	2.669%	10,000	1,172	0	1,172
Citigroup, Inc. 6.500% due 08/19/2013	(1.577%)	09/20/2013	JPM	2.848%	50,000	2,565	0	2,565
CNA Financial Corp. 5.850% due 12/15/2014	(0.690%)	12/20/2014	BOA	1.498%	10,600	449	0	449
CNA Financial Corp. 5.850% due 12/15/2014	(0.470%)	12/20/2014	CITI	1.498%	10,200	551	0	551
CNA Financial Corp. 6.000% due 08/15/2011	(0.295%)	09/20/2011	BCLY	1.096%	15,000	334	0	334
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%)	09/20/2011	BEAR	1.096%	10,300	187	0	187
Comcast Corp. 5.300% due 01/15/2014	(0.390%)	03/20/2014	BCLY	1.254%	15,000	615	864	(249)
Comcast Corp. 5.300% due 01/15/2014	(0.360%)	03/20/2014	MSC	1.254%	11,500	488	0	488
Comcast Corp. 5.900% due 03/15/2016	(0.535%)	03/20/2016	BEAR	1.283%	15,000	682	0	682
Commercial Metals Co. 7.350% due 08/15/2018	(1.430%)	09/20/2018	BOA	2.153%	3,000	151	0	151
Commercial Metals Co. 7.350% due 08/15/2018	(1.430%)	09/20/2018	JPM	2.153%	10,000	503	0	503
Countrywide Financial Corp. 5.800% due 06/07/2012	(2.670%)	06/20/2012	JPM	3.568%	30,000	810	0	810
CRH America, Inc. 8.125% due 07/15/2018	(2.590%)	09/20/2018	CITI	2.650%	10,000	32	0	32
CSX Corp. 6.750% due 03/15/2011	(0.165%)	03/20/2011	BEAR	1.173%	10,600	250	0	250
CVS Caremark Corp. 5.750% due 08/15/2011	(0.250%)	09/20/2011	CSFB	0.409%	10,200	45	0	45
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240%)	09/20/2011	RBS	0.409%	6,200	29	0	29
CVS Caremark Corp. 6.125% due 08/15/2016	(0.550%)	09/20/2016	BOA	0.623%	6,745	32	0	32
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520%)	06/20/2010	BEAR	0.790%	10,000	44	0	44
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.535%)	09/20/2011	BCLY	0.996%	15,000	192	0	192
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.480%)	09/20/2011	RBS	0.996%	10,000	143	0	143
Daimler Finance N.A. LLC 5.875% due 03/15/2011	(0.520%)	03/20/2011	BEAR	0.922%	10,000	94	0	94
Daimler Finance N.A. LLC 5.875% due 03/15/2011	(0.655%)	03/20/2011	BEAR	0.922%	10,000	61	0	61
Daimler Finance North America LLC 6.500% due 11/15/2013	(1.290%)	12/20/2013	BOA	1.206%	12,000	(56)	0	(56)
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.130%)	09/20/2018	CITI	1.280%	10,000	101	0	101

See Accompanying Notes	Semiannual Report	September 30, 2008	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.080%)	09/20/2018	CSFB	1.280%	$22,000	$327	$0	$327
Dominion Resources, Inc. 5.200% due 01/15/2016	(0.430%)	03/20/2016	MLP	0.647%	15,000	204	0	204
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.740%)	06/20/2018	CITI	0.715%	20,000	(43)	0	(43)
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.750%)	06/20/2018	JPM	0.715%	2,000	(6)	0	(6)
E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	(0.210%)	12/20/2016	DUB	0.445%	10,000	162	0	162
EnCana Corp. 6.300% due 11/01/2011	(1.430%)	12/20/2011	GSC	1.291%	10,500	(49)	0	(49)
Enterprise Products Operating LP 7.500% due 02/01/2011	(0.200%)	03/20/2011	MLP	1.406%	10,700	300	0	300
Exelon Corp. 4.900% due 06/15/2015	(0.520%)	06/20/2015	MLP	2.727%	10,000	1,155	0	1,155
FirstEnergy Corp. 6.450% due 11/15/2011	(0.130%)	12/20/2011	MLP	0.640%	10,000	154	0	154
Gannett Co., Inc. 5.750% due 06/01/2011	(0.330%)	06/20/2011	JPM	3.718%	6,500	536	0	536
GATX Financial Corp. 6.273% due 06/15/2011	(0.220%)	06/20/2011	BEAR	1.528%	10,500	346	0	346
General Mills, Inc. 5.250% due 08/15/2013	(0.410%)	09/20/2013	GSC	0.419%	6,000	2	0	2
General Mills, Inc. 5.250% due 08/15/2013	(0.430%)	09/20/2013	GSC	0.419%	9,000	(6)	0	(6)
General Mills, Inc. 6.000% due 02/15/2012	(0.180%)	03/20/2012	BEAR	0.354%	10,400	59	0	59
Glitnir Banki HF 3-Month USD-LIBOR plus 0.260% due 04/20/2010	(0.170%)	06/20/2010	BOA	17.744%	50,000	11,528	0	11,528
Glitnir Banki HF 3-Month USD-LIBOR plus 0.440% due 01/21/2011	(0.340%)	03/20/2011	JPM	16.708%	10,000	2,780	0	2,780
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.365%)	03/20/2012	DUB	15.354%	20,000	6,354	0	6,354
GMAC LLC 6.000% due 04/01/2011	(1.250%)	06/20/2011	RBS	57.233%	15,000	8,133	0	8,133
Goldman Sachs Group, Inc. 3-Month USD-LIBOR plus 0.450% due 03/22/2016	(0.330%)	03/20/2016	BEAR	4.097%	10,000	1,905	0	1,905
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(1.130%)	03/20/2018	CITI	3.932%	20,000	3,287	0	3,287
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.100%)	06/20/2018	CITI	3.916%	20,000	3,355	0	3,355
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.130%)	06/20/2018	CITI	3.916%	25,000	4,149	0	4,149
H.J. Heinz Co. 5.350% due 07/15/2013	(0.580%)	09/20/2013	CITI	0.529%	5,000	(12)	0	(12)
H.J. Heinz Co. 5.350% due 07/15/2013	(0.530%)	09/20/2013	JPM	0.529%	5,000	(1)	0	(1)
H.J. Heinz Co. 5.350% due 07/15/2013	(0.470%)	09/20/2013	RBS	0.529%	10,000	25	0	25

30	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.370%)	03/20/2012	BEAR	0.442%	$8,200	$19	$0	$19
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.390%)	03/20/2012	BEAR	0.442%	15,400	25	0	25
HCP, Inc. 5.950% due 09/15/2011	(0.530%)	09/20/2011	CSFB	3.649%	7,350	599	0	599
HCP, Inc. 5.950% due 09/15/2011	(0.610%)	09/20/2011	JPM	3.649%	5,000	397	0	397
HCP, Inc. 6.300% due 09/15/2016	(0.650%)	09/20/2016	MLP	3.498%	13,500	2,132	0	2,132
Historic TW, Inc. 9.125% due 01/15/2013	(1.450%)	03/20/2013	CSFB	1.386%	12,000	(35)	0	(35)
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.250% due 01/15/2014	(0.165%)	12/20/2013	BNP	3.913%	15,000	2,265	0	2,265
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.430% due 06/01/2016	(0.220%)	06/20/2016	BEAR	3.637%	10,000	1,821	0	1,821
International Lease Finance Corp. 5.250% due 01/10/2013	(0.200%)	03/20/2013	GSC	8.828%	15,000	3,795	0	3,795
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130%)	03/20/2012	MLP	9.967%	20,000	4,816	0	4,816
International Paper Co. 4.000% due 04/01/2010	(0.190%)	03/20/2010	MSC	1.138%	9,700	131	0	131
iStar Financial, Inc. 5.150% due 03/01/2012	(0.400%)	03/20/2012	BCLY	29.134%	10,000	4,536	0	4,536
iStar Financial, Inc. 5.950% due 10/15/2013	(0.600%)	12/20/2013	MSC	28.717%	10,000	5,033	0	5,033
JC Penney Corp., Inc. 8.000% due 03/01/2010	(0.270%)	03/20/2010	DUB	1.598%	17,500	331	0	331
John Deere Capital Corp. 5.650% due 07/25/2011	(0.140%)	09/20/2011	CSFB	0.934%	9,000	199	0	199
Johnson Controls, Inc. 5.500% due 01/15/2016	(0.500%)	03/20/2016	BEAR	1.535%	20,000	1,223	0	1,223
JSC Gazprom 8.625% due 04/28/2034	(2.170%)	08/20/2013	JPM	4.348%	35,000	2,896	0	2,896
Kaupthing Bank HF 5.750% due 10/04/2011	(0.550%)	12/20/2011	CSFB	14.176%	20,000	5,723	0	5,723
Kaupthing Bank HF 5.750% due 10/04/2011	(0.530%)	12/20/2011	DUB	14.176%	10,000	2,866	0	2,866
Kellogg Co. 6.600% due 04/01/2011	(0.420%)	06/20/2011	BNP	0.336%	10,500	(25)	0	(25)
Kerr-McGee Corp. 6.875% due 09/15/2011	(0.160%)	09/20/2011	RBS	0.369%	10,500	62	0	62
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.150%)	12/20/2011	BEAR	0.644%	10,000	149	0	149
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.160%)	12/20/2011	BEAR	0.644%	10,000	146	0	146
Kraft Foods, Inc. 6.250% due 06/01/2012	(0.170%)	06/20/2012	BEAR	0.710%	10,400	194	0	194
Kroger Co. 5.500% due 02/01/2013	(0.530%)	03/20/2013	MSC	0.585%	5,000	11	0	11
Landsbanki Islands HF 3-Month USD-LIBOR plus 0.700% due 08/25/2009	(0.330%)	09/20/2009	RBS	15.174%	18,000	2,288	0	2,288

See Accompanying Notes	Semiannual Report	September 30, 2008	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Landsbanki Islands HF 6.100% due 08/25/2011	(0.395%)	09/20/2011	RBS	12.951%	$10,300	$2,671	$0	$2,671
Lennar Corp. 5.950% due 10/17/2011	(0.785%)	12/20/2011	DUB	7.952%	9,000	1,545	0	1,545
Lexmark International, Inc. 5.900% due 06/01/2013	(1.190%)	06/20/2013	JPM	1.318%	15,880	80	0	80
Lexmark International, Inc. 6.650% due 06/01/2018	(1.400%)	06/20/2018	BOA	1.447%	13,000	40	0	40
Loews Corp. 5.250% due 03/15/2016	(0.280%)	03/20/2016	BEAR	0.608%	20,000	416	0	416
Loews Corp. 5.250% due 03/15/2016	(0.300%)	03/20/2016	BEAR	0.608%	9,800	192	0	192
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190%)	09/20/2009	BOA	1.574%	5,000	66	0	66
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.160%)	09/20/2009	CSFB	1.574%	10,000	135	0	135
Marriott International, Inc. 4.625% due 06/15/2012	(0.260%)	06/20/2012	CITI	2.391%	15,000	1,061	0	1,061
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(0.830%)	09/20/2015	BOA	0.699%	20,000	(160)	0	(160)
Masco Corp. 5.875% due 07/15/2012	(0.580%)	09/20/2012	MSC	2.663%	5,000	354	0	354
Masco Corp. 7.125% due 08/15/2013	(0.680%)	09/20/2013	MSC	2.748%	10,800	907	0	907
Mattel, Inc. 6.125% due 06/15/2011	(0.400%)	06/20/2011	JPM	0.558%	10,300	41	0	41
Maytag Corp. 5.000% due 05/15/2015	(0.460%)	06/20/2015	BEAR	0.600%	10,000	81	0	81
MDC Holdings, Inc. 7.000% due 12/01/2012	(1.350%)	12/20/2012	MLP	1.467%	10,500	43	0	43
Merrill Lynch & Co., Inc. 2.903% due 06/05/2012	(2.650%)	06/20/2012	CITI	4.548%	18,000	1,020	0	1,020
Merrill Lynch & Co., Inc. 3-Month USD-LIBOR plus 0.460% due 01/15/2015	(2.450%)	03/20/2015	CITI	4.001%	21,000	1,493	0	1,493
Miller Brewing Co. 5.500% due 08/15/2013	(1.250%)	09/20/2013	BCLY	1.198%	15,000	(40)	0	(40)
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320%)	12/20/2016	RBS	8.756%	15,000	5,003	0	5,003
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.285%)	12/20/2015	BEAR	9.149%	10,000	3,259	0	3,259
Nabors Industries, Inc. 6.150% due 02/15/2018	(1.050%)	03/20/2018	CITI	1.272%	20,000	317	0	317
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.900%)	03/20/2018	DUB	1.272%	15,000	402	0	402
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	(0.620%)	09/20/2011	DUB	1.798%	13,600	437	0	437
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(0.130%)	06/20/2010	CITI	0.472%	14,000	80	0	80
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(1.350%)	06/20/2010	GSC	0.583%	10,000	(124)	0	(124)

32	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
NiSource Finance Corp. 6.150% due 03/01/2013	(0.540%)	03/20/2013	RBS	2.426%	$12,400	$902	$0	$902
Nordstrom, Inc. 6.250% due 01/15/2018	(1.530%)	03/20/2018	DUB	1.564%	12,925	20	0	20
Nordstrom, Inc. 6.250% due 01/15/2018	(1.400%)	03/20/2018	UBS	1.564%	8,000	89	0	89
Northrop Grumman Space & Mission Systems Corp. 6.250% due 01/15/2010	(0.110%)	03/20/2010	JPM	0.131%	5,000	1	0	1
Omnicom Group, Inc. 5.900% due 04/15/2016	(0.380%)	06/20/2016	MSC	0.716%	9,600	207	0	207
ONEOK Partners LP 6.150% due 10/01/2016	(0.660%)	12/20/2016	BEAR	1.489%	10,200	548	0	548
ORIX Corp. 5.480% due 11/22/2011	(0.280%)	12/20/2011	MLP	2.525%	20,000	1,299	0	1,299
Packaging Corp. of America 5.750% due 08/01/2013	(0.940%)	09/20/2013	CSFB	1.047%	10,000	45	0	45
PC Financial Partnership 5.000% due 11/15/2014	(1.600%)	12/20/2014	DUB	1.718%	10,000	56	0	56
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610%)	06/20/2013	BCLY	0.776%	25,000	175	0	175
Plains All American Pipeline LP 5.625% due 12/15/2013	(0.550%)	12/20/2013	MSC	2.317%	10,000	779	0	779
PMI Group, Inc. 6.000% due 09/15/2016	(0.460%)	09/20/2016	BEAR	11.645%	9,500	3,927	0	3,927
PPL Energy Supply LLC 5.700% due 10/15/2015	(0.600%)	12/20/2015	MSC	2.761%	5,000	593	0	593
PPL Energy Supply LLC 6.300% due 07/15/2013	(1.450%)	09/20/2013	HSBC	2.696%	10,000	515	0	515
PPL Energy Supply LLC 6.400% due 11/01/2011	(0.435%)	12/20/2011	BOA	2.407%	15,000	858	0	858
PSEG Power LLC 5.500% due 12/01/2015	(0.520%)	12/20/2015	BCLY	2.506%	8,000	882	0	882
RadioShack Corp. 7.375% due 05/15/2011	(1.250%)	06/20/2011	BOA	1.511%	10,700	67	0	67
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.290%)	06/20/2012	MLP	0.610%	5,000	55	0	55
Rohm & Haas Co. 6.000% due 09/15/2017	(0.700%)	09/20/2017	BOA	0.374%	13,425	(332)	0	(332)
Ryder System, Inc. 5.950% due 05/02/2011	(0.270%)	06/20/2011	BEAR	1.152%	5,300	120	0	120
Ryder System, Inc. 7.200% due 09/01/2015	(1.490%)	09/20/2015	BOA	1.570%	10,000	42	0	42
Ryder System, Inc. 7.200% due 09/01/2015	(1.730%)	09/20/2015	BOA	1.570%	11,000	(106)	0	(106)
Ryder System, Inc. 7.200% due 09/01/2015	(1.700%)	09/20/2015	GSC	1.570%	7,000	(55)	0	(55)
Sealed Air Corp. 6.950% due 05/15/2009	(0.200%)	06/20/2009	BCLY	0.971%	10,500	58	0	58
Simon Property Group LP 4.600% due 06/15/2010	(0.180%)	06/20/2010	JPM	1.143%	8,000	128	0	128
Simon Property Group LP 5.600% due 09/01/2011	(0.220%)	09/20/2011	RBS	1.327%	5,100	157	0	157

See Accompanying Notes	Semiannual Report	September 30, 2008	33

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SLM Corp. 5.375% due 05/15/2014	(3.000%)	06/20/2018	DUB	14.263%	$10,000	$3,600	$0	$3,600
SLM Corp. 8.450% due 06/15/2018	(3.000%)	06/20/2018	BOA	14.263%	2,000	720	0	720
SLM Corp. 8.450% due 06/15/2018	(3.200%)	06/20/2018	BOA	14.263%	10,000	3,535	0	3,535
SLM Corp. 8.450% due 06/15/2018	(3.250%)	06/20/2018	DUB	14.263%	10,000	3,519	0	3,519
SLM Corp. 8.450% due 06/15/2018	(3.200%)	06/20/2018	RBS	14.263%	8,000	2,828	0	2,828
Sprint Capital Corp. 8.375% due 03/15/2012	(3.630%)	03/20/2012	BCLY	3.799%	11,000	41	0	41
Tesco PLC 5.500% due 11/15/2017	(0.750%)	12/20/2017	CITI	0.740%	12,000	(15)	0	(15)
Time Warner, Inc. 5.875% due 11/15/2016	(0.700%)	12/20/2016	RBS	1.440%	12,000	573	0	573
Toll Brothers Finance Corp. 5.950% due 09/15/2013	(1.390%)	09/20/2013	MSC	2.412%	9,800	405	0	405
Viacom, Inc. 5.750% due 04/30/2011	(0.640%)	06/20/2011	MSC	1.250%	5,200	80	0	80
Viacom, Inc. 5.750% due 04/30/2011	(0.470%)	06/20/2011	UBS	1.250%	10,000	199	323	(124)
Wachovia Corp. 5.300% due 10/15/2011	(2.470%)	12/20/2011	CITI	4.098%	31,000	1,356	0	1,356
Wachovia Corp. 5.500% due 05/01/2013	(2.910%)	06/20/2013	CITI	3.610%	30,279	694	0	694
Wachovia Corp. 5.700% due 08/01/2013	(2.310%)	09/20/2013	CITI	3.556%	18,000	864	0	864
Wachovia Corp. 5.750% due 02/01/2018	(2.610%)	03/20/2018	CITI	3.126%	10,000	313	0	313
Wachovia Corp. 5.750% due 06/15/2017	(2.380%)	06/20/2017	CITI	3.168%	22,000	1,005	0	1,005
WellPoint, Inc. 5.000% due 01/15/2011	(0.165%)	03/20/2011	RBS	1.356%	11,000	304	0	304
WellPoint, Inc. 6.800% due 08/01/2012	(1.560%)	03/20/2012	BCLY	1.427%	10,800	(52)	0	(52)
Wells Fargo Bank N.A. 4.750% due 02/09/2015	(0.140%)	03/20/2015	GSC	2.150%	10,000	1,074	0	1,074
Whirlpool Corp. 6.125% due 06/15/2011	(0.360%)	06/20/2011	JPM	0.803%	12,500	142	0	142
Wyeth 5.500% due 03/15/2013	(0.150%)	03/20/2013	MSC	0.306%	10,000	64	0	64
Xerox Corp. 9.750% due 01/15/2009	(0.120%)	01/20/2009	MLP	1.298%	10,500	35	0	35
XL Capital Finance Europe PLC 6.500% due 01/15/2012	(0.310%)	03/20/2012	BCLY	4.029%	10,600	1,130	0	1,130
Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	(0.290%)	12/20/2011	JPM	2.150%	11,250	612	0	612

						$164,882	$1,187	$163,695

34	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 0.000% convertible until 11/09/2031	0.195%	03/20/2010	BOA	16.253%	$50,000	$(9,939)	$0	$9,939)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	BCLY	14.972%	3,700	(1,264)	0	(1,264)
American International Group, Inc. 6.250% due 05/01/2036	1.810%	03/20/2013	BCLY	14.972%	10,100	(3,448)	0	(3,448)
American International Group, Inc. 6.250% due 05/01/2036	1.815%	03/20/2013	BCLY	14.972%	25,000	(8,532)	0	(8,532)
American International Group, Inc. 6.250% due 05/01/2036	1.130%	06/20/2013	BCLY	14.711%	25,000	(9,093)	0	(9,093)
American International Group, Inc. 6.250% due 05/01/2036	2.050%	03/20/2013	BOA	14.972%	20,000	(6,702)	0	(6,702)
American International Group, Inc. 6.250% due 05/01/2036	2.150%	03/20/2013	CITI	14.972%	9,600	(3,192)	0	(3,192)
American International Group, Inc. 6.250% due 05/01/2036	1.790%	03/20/2013	CSFB	14.972%	10,000	(3,419)	0	(3,419)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	CSFB	14.972%	10,000	(3,417)	0	(3,417)
American International Group, Inc. 6.250% due 05/01/2036	1.810%	03/20/2013	CSFB	14.972%	10,000	(3,414)	0	(3,414)
American International Group, Inc. 6.250% due 05/01/2036	2.030%	03/20/2013	CSFB	14.972%	10,000	(3,335)	0	(3,335)
American International Group, Inc. 6.250% due 05/01/2036	2.270%	03/20/2013	CSFB	14.972%	15,000	(4,940)	0	(4,940)
American International Group, Inc. 6.250% due 05/01/2036	1.730%	03/20/2013	DUB	14.972%	2,700	(927)	0	(927)
American International Group, Inc. 6.250% due 05/01/2036	1.780%	03/20/2013	DUB	14.972%	10,000	(3,422)	0	(3,422)
American International Group, Inc. 6.250% due 05/01/2036	1.790%	03/20/2013	DUB	14.972%	17,700	(6,052)	0	(6,052)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	DUB	14.972%	5,000	(1,708)	0	(1,708)
American International Group, Inc. 6.250% due 05/01/2036	1.820%	03/20/2013	DUB	14.972%	1,300	(435)	0	(435)
American International Group, Inc. 6.250% due 05/01/2036	2.020%	03/20/2013	DUB	14.972%	10,000	(3,359)	0	(3,359)

See Accompanying Notes	Semiannual Report	September 30, 2008	35

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	1.900%	06/20/2009	DUB	14.685%	$25,000	$(2,128)	$0	$(2,128)
American International Group, Inc. 6.250% due 05/01/2036	1.120%	06/20/2013	DUB	14.711%	15,000	(5,460)	0	(5,460)
American International Group, Inc. 6.250% due 05/01/2036	1.130%	06/20/2013	DUB	14.711%	50,000	(18,186)	0	(18,186)
American International Group, Inc. 6.250% due 05/01/2036	1.510%	06/20/2013	DUB	14.711%	20,000	(7,069)	0	(7,069)
American International Group, Inc. 6.250% due 05/01/2036	1.530%	06/20/2013	DUB	14.711%	40,900	(14,433)	0	(14,433)
American International Group, Inc. 6.250% due 05/01/2036	1.630%	06/20/2013	DUB	14.711%	25,000	(8,755)	0	(8,755)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	06/20/2013	DUB	14.711%	25,000	(8,640)	0	(8,640)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	GSC	14.972%	10,000	(3,417)	0	(3,417)
American International Group, Inc. 6.250% due 05/01/2036	1.150%	06/20/2013	GSC	14.711%	10,000	(3,632)	0	(3,632)
American International Group, Inc. 6.250% due 05/01/2036	1.650%	06/20/2013	GSC	14.711%	25,000	(8,741)	0	(8,741)
American International Group, Inc. 6.250% due 05/01/2036	2.250%	03/20/2013	UBS	14.972%	20,000	(6,597)	0	(6,597)
Bank of America Corp. 6.250% due 04/15/2012	0.850%	03/20/2013	BNP	1.543%	25,000	(680)	0	(680)
Bank of America Corp. 6.250% due 04/15/2012	0.970%	03/20/2013	BNP	1.543%	10,000	(224)	0	(224)
Bank of America Corp. 6.250% due 04/15/2012	0.920%	03/20/2013	CITI	1.543%	10,000	(244)	0	(244)
Bank of America Corp. 6.250% due 04/15/2012	0.925%	03/20/2013	MSC	1.543%	20,000	(484)	0	(484)
Bank of America Corp. 6.250% due 04/15/2012	0.950%	03/20/2013	RBS	1.543%	10,000	(232)	0	(232)
Bank of America Corp. 6.250% due 04/15/2012	0.980%	03/20/2013	UBS	1.543%	10,000	(220)	0	(220)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.740%	09/20/2012	RBS	1.357%	10,000	(219)	0	(219)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.012%	09/20/2013	BCLY	1.418%	20,000	(348)	0	(348)
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	BCLY	1.398%	15,000	(163)	0	(163)
Brazilian Government International Bond 12.250% due 03/06/2030	1.620%	03/20/2013	BCLY	1.630%	20,900	1	0	1

36	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250% due 03/06/2030	2.090%	05/20/2016	CSFB	2.061%	$10,000	$96	$0	$96
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	DUB	1.398%	7,500	(82)	0	(82)
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	04/20/2016	MLP	2.054%	300	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	1.710%	05/20/2013	MLP	1.662%	15,000	126	0	126
Brazilian Government International Bond 12.250% due 03/06/2030	1.520%	01/20/2017	MSC	2.124%	6,000	(218)	0	(218)
Brazilian Government International Bond 12.250% due 03/06/2030	1.660%	03/20/2013	MSC	1.630%	47,000	79	0	79
Brazilian Government International Bond 12.250% due 03/06/2030	1.140%	11/20/2011	MSC	1.359%	50,000	(110)	0	(110)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.610%	03/20/2018	GSC	0.948%	25,000	(549)	0	(549)
Chrysler Financial 9.360% due 08/03/2012	5.050%	09/20/2012	DUB	20.000%	6,000	(1,190)	0	(1,190)
CIT Group, Inc. 7.750% due 04/02/2012	7.600%	03/20/2010	BNP	27.566%	10,000	(2,024)	0	(2,024)
CIT Group, Inc. 7.750% due 04/02/2012	7.650%	03/20/2009	DUB	26.581%	10,000	(774)	0	(774)
CIT Group, Inc. 7.750% due 04/02/2012	7.550%	03/20/2010	DUB	27.566%	15,000	(3,044)	0	(3,044)
CIT Group, Inc. 7.750% due 04/02/2012	7.300%	03/20/2010	JPM	27.566%	25,000	(5,139)	0	(5,139)
CIT Group, Inc. 7.750% due 04/02/2012	7.350%	03/20/2010	JPM	27.566%	10,000	(2,050)	0	(2,050)
CIT Group, Inc. 7.750% due 04/02/2012	7.550%	03/20/2009	RBS	26.581%	25,000	(1,947)	0	(1,947)
CIT Group, Inc. 7.750% due 04/02/2012	7.300%	03/20/2010	RBS	27.566%	25,000	(5,139)	0	(5,139)
CIT Group, Inc. 7.750% due 04/02/2012	7.350%	03/20/2010	RBS	27.566%	15,000	(3,075)	0	(3,075)
Citigroup, Inc. 6.500% due 01/18/2011	0.810%	03/20/2013	BOA	2.813%	20,000	(1,491)	0	(1,491)
Citigroup, Inc. 6.500% due 01/18/2011	0.820%	03/20/2013	DUB	2.813%	10,000	(742)	0	(742)
Citigroup, Inc. 6.500% due 01/18/2011	0.530%	09/20/2012	JPM	2.780%	359,600	(27,316)	0	(27,316)
Citigroup, Inc. 6.500% due 01/18/2011	0.810%	03/20/2013	UBS	2.813%	20,000	(1,491)	0	(1,491)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.300%	06/20/2009	BCLY	4.727%	5,000	27	0	27
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.100%	06/20/2010	BCLY	4.382%	18,000	(59)	0	(59)

See Accompanying Notes	Semiannual Report	September 30, 2008	37

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.750%	12/20/2008	BCLY	3.995%	$15,000	$83	$0	$83
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.725%	06/20/2009	CSFB	4.727%	20,000	25	0	25
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.800%	06/20/2009	CSFB	4.727%	5,000	76	0	76
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	6.150%	12/20/2008	DUB	3.995%	25,000	164	0	164
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	8.750%	06/20/2009	GSC	4.727%	10,000	307	0	307
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	2.900%	06/20/2013	GSC	3.462%	25,000	(506)	0	(506)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.750%	12/20/2008	JPM	3.995%	5,000	28	0	28
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	9.500%	06/20/2009	MLP	4.727%	10,000	361	0	361
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.450%	06/20/2009	RBS	4.727%	5,000	33	0	33
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.700%	06/20/2009	RBS	4.727%	3,000	25	0	25
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	6.000%	06/20/2009	RBS	4.727%	25,000	264	0	264
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.150%	06/20/2010	RBS	4.382%	3,000	41	0	41
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	31,200	(66)	0	(66)
Fannie Mae 5.500% due 06/09/2033	0.570%	03/20/2013	BNP	Defaulted	50,000	(1,743)	0	(1,743)
Fannie Mae 5.500% due 06/09/2033	0.730%	03/20/2013	DUB	Defaulted	8,400	(292)	0	(292)
Fannie Mae 5.500% due 06/09/2033	0.520%	03/20/2013	RBS	Defaulted	75,000	(2,615)	0	(2,615)
Fannie Mae 5.500% due 06/09/2033	0.730%	03/20/2013	RBS	Defaulted	15,000	(522)	0	(522)
Fannie Mae 5.500% due 06/09/2033	0.810%	03/20/2013	RBS	Defaulted	50,000	(1,740)	0	(1,740)
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	0.470%	03/20/2018	CITI	0.774%	10,000	(206)	0	(206)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.150%	09/20/2012	BCLY	28.870%	10,000	(4,240)	0	(4,240)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	BCLY	28.870%	4,100	(1,620)	0	(1,620)

38	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.450%	06/20/2011	BNP	28.192%	$10,000	$(3,554)	$0	$(3,554)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	CITI	28.870%	10,000	(3,952)	0	(3,952)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.760%	06/20/2011	DUB	28.192%	10,000	(3,507)	0	(3,507)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.770%	06/20/2011	DUB	28.192%	10,000	(3,506)	0	(3,506)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.830%	06/20/2011	DUB	28.192%	10,000	(3,496)	0	(3,496)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.920%	06/20/2011	DUB	28.192%	10,000	(3,483)	0	(3,483)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.020%	06/20/2011	DUB	28.192%	10,000	(3,467)	0	(3,467)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.620%	09/20/2011	DUB	28.157%	25,000	(9,150)	0	(9,150)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	DUB	28.870%	10,000	(4,292)	0	(4,292)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.650%	09/20/2012	DUB	28.870%	3,500	(1,392)	0	(1,392)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	DUB	28.870%	10,000	(3,960)	0	(3,960)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.850%	09/20/2012	DUB	28.870%	10,000	(3,943)	0	(3,943)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.050%	06/20/2011	GSC	28.192%	10,000	(3,463)	0	(3,463)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	5,800	(2,490)	0	(2,490)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.700%	09/20/2012	GSC	28.870%	10,000	(3,969)	0	(3,969)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.150%	06/20/2010	JPM	28.031%	10,000	(2,817)	0	(2,817)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.600%	06/20/2011	JPM	28.192%	15,000	(5,297)	0	(5,297)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.320%	06/20/2011	JPM	28.192%	10,000	(3,421)	0	(3,421)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	JPM	28.870%	10,000	(3,983)	0	(3,983)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	JPM	28.870%	8,000	(3,168)	0	(3,168)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	MLP	28.870%	5,100	(2,031)	0	(2,031)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.750%	03/20/2011	MSC	28.234%	10,000	(3,362)	0	(3,362)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.500%	06/20/2011	MSC	28.192%	20,000	(7,094)	0	(7,094)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.750%	03/20/2011	UBS	28.234%	5,000	(1,681)	0	(1,681)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.470%	06/20/2011	UBS	28.192%	25,000	(8,879)	0	(8,879)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.800%	06/20/2011	UBS	28.192%	25,000	(8,752)	0	(8,752)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.350%	12/20/2010	UBS	28.285%	10,000	(3,113)	0	(3,113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	25,000	(3,023)	(1,142)	(1,881)

See Accompanying Notes	Semiannual Report	September 30, 2008	39

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.250%	03/20/2009	DUB	22.138%	$6,900	$(427)	$0	$(427)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.850%	09/20/2012	GSC	28.870%	12,800	(5,047)	0	(5,047)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	MLP	24.348%	3,200	(387)	(144)	(243)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.400%	06/20/2009	MLP	24.348%	3,400	(380)	0	(380)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	BCLY	7.398%	30,800	(869)	0	(869)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	32,500	(3,926)	0	(3,926)
General Electric Capital Corp. 6.000% due 06/15/2012	0.910%	03/20/2013	BCLY	6.113%	50,000	(8,278)	0	(8,278)
General Electric Capital Corp. 6.000% due 06/15/2012	1.580%	03/20/2013	BCLY	6.113%	25,000	(3,600)	0	(3,600)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	06/20/2010	BCLY	6.824%	6,500	(589)	0	(589)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	06/20/2010	BCLY	6.824%	17,500	(1,564)	0	(1,564)
General Electric Capital Corp. 6.000% due 06/15/2012	1.280%	06/20/2013	BCLY	6.056%	40,000	(6,309)	0	(6,309)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	52,100	(4,979)	0	(4,979)
General Electric Capital Corp. 6.000% due 06/15/2012	0.935%	12/20/2010	BCLY	6.632%	7,200	(762)	0	(762)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	33,800	(5,723)	0	(5,723)
General Electric Capital Corp. 6.000% due 06/15/2012	0.700%	03/20/2009	BNP	7.398%	13,600	(410)	0	(410)
General Electric Capital Corp. 6.000% due 06/15/2012	1.200%	03/20/2009	BNP	7.398%	25,000	(694)	0	(694)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2011	BNP	6.520%	10,000	(1,254)	0	(1,254)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%	1,300	(87)	0	(87)
General Electric Capital Corp. 6.000% due 06/15/2012	0.940%	12/20/2010	BNP	6.632%	22,800	(2,411)	0	(2,411)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%	10,000	(298)	0	(298)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	03/20/2009	BOA	7.398%	13,600	(397)	0	(397)
General Electric Capital Corp. 6.000% due 06/15/2012	0.193%	03/20/2010	BOA	6.975%	50,000	(4,431)	0	(4,431)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	BOA	6.824%	25,000	(2,253)	0	(2,253)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	116,600	(3,487)	0	(3,487)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	27,100	(804)	0	(804)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	5,400	(417)	0	(417)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	14,800	(1,132)	0	(1,132)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	9,000	(683)	0	(683)

40	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2010	CITI	6.824%	$26,400	$(2,258)	$0	$(2,258)
General Electric Capital Corp. 6.000% due 06/15/2012	1.120%	12/20/2010	CITI	6.632%	8,600	(880)	0	(880)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%	65,000	(1,913)	0	(1,913)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	DUB	7.398%	14,500	(409)	0	(409)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	DUB	7.405%	50,000	(2,273)	0	(2,273)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	DUB	6.824%	20,200	(1,820)	0	(1,820)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	06/20/2010	DUB	6.824%	26,400	(2,290)	0	(2,290)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	09/20/2010	DUB	6.710%	21,900	(2,074)	0	(2,074)
General Electric Capital Corp. 6.000% due 06/15/2012	1.500%	09/20/2011	DUB	6.478%	900	(105)	0	(105)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	12/20/2010	DUB	6.632%	10,400	(1,098)	0	(1,098)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	GSC	7.405%	75,000	(3,409)	0	(3,409)
General Electric Capital Corp. 6.000% due 06/15/2012	0.960%	06/20/2011	GSC	6.520%	14,000	(1,706)	0	1,706)
General Electric Capital Corp. 6.000% due 06/15/2012	1.280%	06/20/2013	GSC	6.056%	10,000	(1,577)	0	(1,577)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	12/20/2010	GSC	6.632%	6,400	(682)	0	(682)
General Electric Capital Corp. 6.000% due 06/15/2012	0.280%	03/20/2016	JPM	5.949%	10,000	(2,483)	0	(2,483)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	MLP	6.824%	15,000	(1,352)	0	(1,352)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	MLP	7.165%	23,000	(1,539)	0	(1,539)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	66,400	(1,270)	0	(1,270)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2009	RBS	7.405%	19,760	(849)	0	(849)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	200	(11)	0	(11)
General Electric Capital Corp. 6.000% due 06/15/2012	1.000%	06/20/2009	UBS	7.405%	10,000	(437)	0	(437)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BCLY	36.081%	5,000	(2,648)	(962)	(1,686)
General Motors Corp. 7.125% due 07/15/2013	4.850%	12/20/2012	BCLY	37.109%	18,200	(9,649)	0	(9,649)
General Motors Corp. 7.125% due 07/15/2013	5.070%	12/20/2012	BCLY	37.109%	10,000	(5,265)	0	(5,265)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	7,200	(3,823)	0	(3,823)
General Motors Corp. 7.125% due 07/15/2013	7.750%	03/20/2013	BOA	36.581%	10,000	(4,817)	0	(4,817)
General Motors Corp. 7.125% due 07/15/2013	7.880%	03/20/2013	BOA	36.581%	10,000	(4,795)	0	(4,795)
General Motors Corp. 7.125% due 07/15/2013	8.220%	03/20/2013	BOA	36.581%	25,000	(11,843)	0	(11,843)

See Accompanying Notes	Semiannual Report	September 30, 2008	41

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Motors Corp. 7.125% due 07/15/2013	8.850%	03/20/2013	BOA	36.581%	$25,000	$(11,574)	$0	$(11,574)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BOA	36.081%	20,200	(10,699)	(3,737)	(6,962)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	BOA	37.109%	30,300	(16,241)	0	(16,241)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	BOA	37.109%	15,000	(7,877)	0	(7,877)
General Motors Corp. 7.125% due 07/15/2013	5.500%	12/20/2012	BOA	37.109%	10,000	(5,193)	0	(5,193)
General Motors Corp. 7.125% due 07/15/2013	5.550%	12/20/2012	BOA	37.109%	15,000	(7,776)	0	(7,776)
General Motors Corp. 7.125% due 07/15/2013	6.450%	12/20/2012	BOA	37.109%	10,000	(5,033)	0	(5,033)
General Motors Corp. 7.125% due 07/15/2013	8.300%	03/20/2013	CITI	36.581%	10,000	(4,724)	0	(4,724)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	CITI	36.581%	10,000	(4,587)	0	(4,587)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	CITI	36.081%	40,000	(21,186)	(7,450)	(13,736)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	CITI	37.109%	6,400	(3,420)	0	(3,420)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	CITI	37.109%	7,700	(4,111)	0	(4,111)
General Motors Corp. 7.125% due 07/15/2013	4.950%	12/20/2012	CITI	37.109%	15,000	(7,927)	0	(7,927)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	CITI	37.109%	10,000	(5,235)	0	(5,235)
General Motors Corp. 7.125% due 07/15/2013	5.450%	12/20/2012	CITI	37.109%	10,000	(5,201)	0	(5,201)
General Motors Corp. 7.125% due 07/15/2013	5.900%	12/20/2012	CITI	37.109%	25,000	(12,814)	0	(12,814)
General Motors Corp. 7.125% due 07/15/2013	5.000%	03/20/2013	CSFB	36.581%	5,000	(2,643)	(1,050)	(1,593)
General Motors Corp. 7.125% due 07/15/2013	5.000%	03/20/2013	DUB	36.581%	30,000	(15,860)	(6,375)	(9,485)
General Motors Corp. 7.125% due 07/15/2013	8.450%	03/20/2013	DUB	36.581%	25,000	(11,745)	0	(11,745)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	DUB	36.581%	10,000	(4,587)	0	(4,587)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	DUB	36.081%	36,700	(19,438)	(6,348)	(13,090)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	DUB	37.109%	6,400	(3,430)	0	(3,430)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	DUB	37.109%	14,600	(7,801)	0	(7,801)
General Motors Corp. 7.125% due 07/15/2013	5.010%	12/20/2012	DUB	37.109%	10,000	(5,275)	0	(5,275)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	DUB	37.109%	15,000	(7,877)	0	(7,877)
General Motors Corp. 7.125% due 07/15/2013	5.450%	12/20/2012	DUB	37.109%	25,000	(13,002)	0	(13,002)
General Motors Corp. 7.125% due 07/15/2013	5.500%	12/20/2012	DUB	37.109%	10,000	(5,193)	0	(5,193)
General Motors Corp. 7.125% due 07/15/2013	6.550%	12/20/2012	DUB	37.109%	15,000	(7,525)	0	(7,525)

42	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Motors Corp. 7.125% due 07/15/2013	6.660%	12/20/2012	DUB	37.109%	$10,000	$(4,998)	$0	$(4,998)
General Motors Corp. 7.125% due 07/15/2013	7.700%	03/20/2013	GSC	36.581%	30,000	(14,478)	0	(14,478)
General Motors Corp. 7.125% due 07/15/2013	7.920%	03/20/2013	GSC	36.581%	10,000	(4,788)	0	(4,788)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	GSC	36.581%	4,900	(2,248)	0	(2,248)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	35,000	(18,537)	(6,406)	(12,131)
General Motors Corp. 7.125% due 07/15/2013	4.860%	12/20/2012	GSC	37.109%	15,000	(7,950)	0	(7,950)
General Motors Corp. 7.125% due 07/15/2013	5.000%	12/20/2012	GSC	37.109%	10,000	(5,276)	0	(5,276)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	GSC	37.109%	4,400	(2,311)	0	(2,311)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	GSC	37.109%	20,000	(10,469)	0	(10,469)
General Motors Corp. 7.125% due 07/15/2013	6.450%	12/20/2012	GSC	37.109%	5,000	(2,517)	0	(2,517)
General Motors Corp. 7.125% due 07/15/2013	6.820%	12/20/2012	GSC	37.109%	25,000	(12,429)	0	(12,429)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	7,000	(3,746)	0	(3,746)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	JPM	37.109%	10,000	(5,251)	0	(5,251)
General Motors Corp. 7.125% due 07/15/2013	5.000%	09/20/2013	MLP	35.617%	3,300	(1,752)	(1,238)	(514)
General Motors Corp. 7.125% due 07/15/2013	4.880%	12/20/2012	MLP	37.109%	14,100	(7,468)	0	(7,468)
General Motors Corp. 7.125% due 07/15/2013	6.650%	12/20/2012	MLP	37.109%	9,400	(4,700)	0	(4,700)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	MSC	36.081%	5,000	(2,648)	(912)	(1,736)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	MSC	37.109%	7,600	(4,057)	0	(4,057)
General Motors Corp. 7.125% due 07/15/2013	8.000%	03/20/2013	RBS	36.581%	10,000	(4,775)	0	(4,775)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	RBS	36.081%	5,000	(2,648)	(850)	(1,798)
General Motors Corp. 7.125% due 07/15/2013	5.000%	12/20/2012	RBS	37.109%	10,000	(5,276)	0	(5,276)
General Motors Corp. 7.125% due 07/15/2013	4.900%	12/20/2012	UBS	37.109%	34,900	(18,473)	0	(18,473)
General Motors Corp. 7.125% due 07/15/2013	4.950%	12/20/2012	UBS	37.109%	10,000	(5,285)	0	(5,285)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	UBS	37.109%	10,000	(5,235)	0	(5,235)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2009	CITI	88.715%	7,700	(2,255)	(1,001)	(1,254)
GMAC LLC 6.875% due 08/28/2012	4.000%	09/20/2012	DUB	48.784%	10,000	(5,221)	0	(5,221)
GMAC LLC 6.875% due 08/28/2012	3.600%	09/20/2009	GSC	79.633%	50,000	(21,336)	0	(21,336)
GMAC LLC 6.875% due 08/28/2012	3.950%	09/20/2009	GSC	79.633%	25,000	(10,616)	0	(10,616)

See Accompanying Notes	Semiannual Report	September 30, 2008	43

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GMAC LLC 6.875% due 08/28/2012	8.700%	03/20/2009	JPM	88.715%	$10,000	$(2,789)	$0	$(2,789)
GMAC LLC 6.875% due 08/28/2012	3.750%	09/20/2012	JPM	48.784%	12,000	(6,301)	0	(6,301)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MLP	88.109%	7,800	(3,050)	(488)	(2,562)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MSC	88.109%	2,500	(978)	(244)	(734)
GMAC LLC 6.875% due 08/28/2012	3.600%	09/20/2009	UBS	79.633%	25,000	(10,668)	0	(10,668)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.920%	09/20/2012	BCLY	4.610%	5,000	(583)	0	(583)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.830%	09/20/2012	BNP	4.610%	7,000	(836)	0	(836)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.800%	09/20/2012	JPM	4.610%	20,000	(2,409)	0	(2,409)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.850%	09/20/2012	MSC	4.610%	25,000	(2,971)	0	(2,971)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.580%	09/20/2012	RBS	4.610%	10,000	(1,275)	0	(1,275)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.900%	09/20/2012	UBS	4.610%	5,000	(586)	0	(586)
HSBC Finance Corp. 7.000% due 05/15/2012	1.800%	03/20/2010	RBS	4.638%	16,700	(641)	0	(641)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	4,440	(14)	0	(14)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	17,000	(23)	0	(23)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	03/20/2009	MSC	1.074%	14,300	(40)	0	(40)
Indonesia Government International Bond 6.750% due 03/10/2014	1.085%	03/20/2012	RBS	3.177%	24,270	(1,574)	0	(1,574)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	06/20/2009	RBS	1.075%	32,000	(140)	0	(140)
Indonesia Government International Bond 6.750% due 03/10/2014	0.390%	12/20/2008	RBS	1.074%	33,000	(48)	0	(48)
Indonesia Government International Bond 6.750% due 03/10/2014	1.310%	12/20/2011	RBS	3.088%	44,300	(2,284)	0	(2,284)
Indonesia Government International Bond 6.750% due 03/10/2014	1.330%	12/20/2011	RBS	3.088%	50,000	(2,549)	0	(2,549)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.880%	03/20/2013	BNP	1.370%	10,000	(193)	0	(193)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.930%	03/20/2013	BNP	1.370%	15,000	(259)	0	(259)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.930%	03/20/2013	BOA	1.370%	10,000	(173)	0	(173)
JPMorgan Chase & Co. 4.750% due 03/01/2015	1.850%	03/20/2013	DUB	1.370%	25,000	491	0	491

44	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.860%	03/20/2013	MSC	1.370%	$19,000	$(382)	$0	$(382)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.870%	03/20/2013	RBS	1.370%	10,000	(197)	0	(197)
JSC Gazprom 7.800% due 09/27/2010	0.970%	10/20/2012	JPM	4.248%	45,400	(4,921)	0	(4,921)
JSC Gazprom 7.800% due 09/27/2010	1.020%	10/20/2012	JPM	4.248%	45,400	(4,833)	0	(4,833)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	34,600	10	0	10
JSC Gazprom 8.625% due 04/28/2034	2.170%	02/20/2013	JPM	4.293%	58,600	(4,422)	0	(4,422)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	JPM	4.293%	49,900	(3,747)	0	(3,747)
JSC Gazprom 8.625% due 04/28/2034	1.150%	07/20/2009	JPM	3.585%	25,000	(403)	0	(403)
JSC Gazprom 8.625% due 04/28/2034	1.550%	09/20/2009	JPM	3.615%	50,000	(930)	0	(930)
JSC Gazprom 8.625% due 04/28/2034	1.050%	02/20/2009	MSC	3.501%	15,700	(127)	0	(127)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	MSC	4.293%	29,600	(2,222)	0	(2,222)
JSC Gazprom 8.625% due 04/28/2034	0.950%	11/20/2008	MSC	3.459%	14,700	(32)	0	(32)
JSC Gazprom 8.625% due 04/28/2034	0.870%	11/20/2011	MSC	4.115%	50,000	(4,347)	0	(4,347)
JSC Gazprom 9.625% due 03/01/2013	0.360%	05/20/2009	HSBC	3.689%	18,000	(349)	0	(349)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	23,800	(2)	0	(2)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.190%	09/20/2009	BCLY	Defaulted	29,200	(24,674)	0	(24,674)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	12,000	(10,115)	0	(10,115)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.000%	09/20/2012	MLP	Defaulted	10,000	(8,448)	0	(8,448)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	56,200	(47,489)	0	(47,489)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	RBS	Defaulted	10,000	(8,448)	0	(8,448)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.920%	09/20/2012	BCLY	4.464%	5,000	(564)	0	(564)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.880%	09/20/2012	CSFB	4.464%	5,000	(570)	0	(570)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.590%	09/20/2012	RBS	4.464%	10,000	(1,234)	0	(1,234)
Mexico Government International Bond 7.500% due 04/08/2033	0.220%	03/20/2009	CSFB	0.043%	2,200	2	0	2

See Accompanying Notes	Semiannual Report	September 30, 2008	45

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 7.500% due 04/08/2033	0.180%	05/20/2009	HSBC	0.058%	$15,000	$22	$0	$22
Mexico Government International Bond 7.500% due 04/08/2033	0.920%	03/20/2016	JPM	1.668%	6,950	(316)	0	(316)
Morgan Stanley 6.600% due 04/01/2012	2.100%	06/20/2009	BCLY	24.241%	25,000	(3,457)	0	(3,457)
Morgan Stanley 6.600% due 04/01/2012	0.920%	09/20/2012	BCLY	10.551%	5,000	(1,182)	0	(1,182)
Morgan Stanley 6.600% due 04/01/2012	2.150%	06/20/2009	DUB	24.241%	21,200	(2,925)	0	(2,925)
Morgan Stanley 6.600% due 04/01/2012	1.863%	06/20/2010	DUB	17.354%	40,000	(7,819)	0	(7,819)
Morgan Stanley 6.600% due 04/01/2012	0.900%	09/20/2012	GSC	10.551%	5,000	(1,185)	0	(1,185)
Morgan Stanley 6.600% due 04/01/2012	1.850%	06/20/2010	RBS	17.354%	6,100	(1,193)	0	(1,193)
Morgan Stanley 6.600% due 04/01/2012	0.590%	09/20/2012	RBS	10.551%	10,000	(2,446)	0	(2,446)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	12,000	(7)	0	(7)
Panama Government International Bond 8.875% due 09/30/2027	1.230%	02/20/2017	BEAR	2.393%	10,000	(738)	0	(738)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	500	(1)	0	(1)
Panama Government International Bond 8.875% due 09/30/2027	1.200%	02/20/2017	CSFB	2.393%	14,400	(1,091)	0	(1,091)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	8,600	(23)	0	(23)
Panama Government International Bond 8.875% due 09/30/2027	1.170%	04/20/2017	DUB	2.407%	20,000	(1,513)	0	(1,513)
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	9,800	(6)	0	(6)
Panama Government International Bond 8.875% due 09/30/2027	0.760%	01/20/2012	HSBC	1.710%	4,600	(127)	0	(127)
Panama Government International Bond 8.875% due 09/30/2027	0.730%	01/20/2012	JPM	1.710%	12,600	(359)	0	(359)
Panama Government International Bond 8.875% due 09/30/2027	1.250%	01/20/2017	JPM	2.386%	2,800	(197)	0	(197)
Panama Government International Bond 8.875% due 09/30/2027	0.750%	01/20/2012	MSC	1.710%	44,400	(1,237)	0	(1,237)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	29,000	31	0	31

46	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.250%	05/20/2009	HSBC	0.244%	$19,000	$18	$0	$18
Peru Government International Bond 8.750% due 11/21/2033	0.330%	12/20/2008	DUB	0.350%	13,000	12	0	12
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	3,500	(3)	0	(3)
Petroleos Mexicanos 9.500% due 09/15/2027	0.760%	07/20/2011	DUB	1.374%	300	(4)	0	(4)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.250%	03/20/2013	GSC	4.360%	10,000	(742)	0	(742)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.750%	09/20/2010	BOA	4.939%	5,000	(10)	0	(10)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.160%	09/20/2010	CSFB	4.939%	3,000	(39)	0	(39)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.170%	09/20/2010	CSFB	4.939%	5,000	(63)	0	(63)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.650%	09/20/2010	CSFB	4.939%	2,000	(8)	0	(8)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.170%	09/20/2010	GSC	4.939%	5,000	(63)	0	(63)
Residential Capital LLC 6.500% due 04/17/2013	1.130%	06/20/2009	MLP	72.158%	25,000	(9,585)	0	(9,585)
Russia Government International Bond 7.500% due 03/31/2030	0.275%	05/20/2009	BCLY	2.330%	17,000	(202)	0	(202)
Russia Government International Bond 7.500% due 03/31/2030	0.800%	03/20/2016	JPM	2.770%	22,400	(2,566)	0	(2,566)
Russia Government International Bond 7.500% due 03/31/2030	0.780%	09/20/2009	JPM	2.395%	50,000	(745)	0	(745)
Russia Government International Bond 7.500% due 03/31/2030	0.780%	03/20/2016	MSC	2.770%	22,400	(2,592)	0	(2,592)
Russia Government International Bond 7.500% due 03/31/2030	0.305%	12/20/2008	MSC	2.248%	43,000	(153)	0	(153)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	BCLY	19.698%	25,000	(1,788)	0	(1,788)
SLM Corp. 5.125% due 08/27/2012	4.000%	03/20/2009	BCLY	19.698%	10,000	(671)	0	(671)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	500	(46)	0	(46)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2010	BNP	20.077%	5,000	(884)	0	(884)
SLM Corp. 5.125% due 08/27/2012	4.500%	03/20/2009	BOA	19.698%	10,000	(648)	0	(648)
SLM Corp. 5.125% due 08/27/2012	4.450%	06/20/2009	BOA	19.714%	50,000	(4,853)	0	(4,853)
SLM Corp. 5.125% due 08/27/2012	4.350%	06/20/2010	BOA	20.197%	50,000	(10,150)	0	(10,150)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2009	CITI	19.698%	75,000	(4,827)	0	(4,827)

See Accompanying Notes	Semiannual Report	September 30, 2008	47

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SLM Corp. 5.125% due 08/27/2012	4.530%	03/20/2010	DUB	20.077%	$20,000	$(3,551)	$0	$(3,551)
SLM Corp. 5.125% due 08/27/2012	4.910%	06/20/2009	DUB	19.714%	20,200	(1,898)	0	(1,898)
SLM Corp. 5.125% due 08/27/2012	3.350%	03/20/2009	GSC	19.698%	25,000	(1,754)	0	(1,754)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%	15,000	(1,021)	0	(1,021)
SLM Corp. 5.125% due 08/27/2012	4.660%	06/20/2010	GSC	20.197%	25,000	(4,973)	0	(4,973)
SLM Corp. 5.125% due 08/27/2012	10.500%	09/20/2009	GSC	19.723%	25,000	(1,824)	0	(1,824)
SLM Corp. 5.125% due 08/27/2012	3.700%	03/20/2009	JPM	19.698%	10,000	(685)	0	(685)
SLM Corp. 5.125% due 08/27/2012	5.000%	03/20/2009	JPM	19.698%	35,000	(2,188)	0	(2,188)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2009	MLP	19.698%	25,000	(1,615)	0	(1,615)
SLM Corp. 5.125% due 08/27/2012	5.250%	03/20/2009	MLP	19.698%	20,000	(1,227)	0	(1,227)
SLM Corp. 5.125% due 08/27/2012	5.600%	03/20/2009	MLP	19.698%	50,000	(2,987)	0	(2,987)
SLM Corp. 5.125% due 08/27/2012	5.000%	06/20/2009	MSC	19.714%	7,000	(654)	0	(654)
SLM Corp. 5.125% due 08/27/2012	4.100%	03/20/2011	RBS	19.651%	10,000	(2,532)	0	(2,532)
SLM Corp. 5.125% due 08/27/2012	5.050%	06/20/2009	RBS	19.714%	5,000	(465)	0	(465)
UBS Warburg LLC 4.549% due 04/18/2012	0.760%	03/20/2013	BNP	2.716%	30	(2)	0	(2)
Ukraine Government International Bond 7.650% due 06/11/2013	0.630%	03/20/2009	BCLY	5.334%	14,600	(313)	0	(313)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	9,000	(72)	0	(72)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	BCLY	5.144%	800	(6)	0	(6)
Ukraine Government International Bond 7.650% due 06/11/2013	1.500%	01/20/2012	DUB	6.817%	8,000	(1,155)	0	(1,155)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	DUB	5.144%	14,000	(112)	0	(112)
Ukraine Government International Bond 7.650% due 06/11/2013	0.700%	04/20/2009	HSBC	5.404%	47,600	(1,059)	0	(1,059)
Ukraine Government International Bond 7.650% due 06/11/2013	0.520%	05/20/2009	HSBC	5.454%	31,000	(888)	0	(888)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	23,580	(409)	0	(409)
Wachovia Corp. 3.625% due 02/17/2009	1.240%	03/20/2013	DUB	3.670%	10,000	(868)	0	(868)

48	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Wachovia Corp. 3.625% due 02/17/2009	3.000%	03/20/2013	DUB	3.670%	$10,000	$(232)	$0	$(232)
Wachovia Corp. 3.625% due 02/17/2009	1.250%	03/20/2013	MSC	3.670%	15,000	(1,296)	0	(1,296)
Wachovia Corp. 3.625% due 02/17/2009	2.500%	03/20/2013	RBS	3.670%	10,000	(413)	0	(413)
Wachovia Corp. 3.625% due 02/17/2009	3.020%	03/20/2013	RBS	3.670%	39,100	(879)	0	(879)
Wells Fargo & Co. 2.995% due 10/28/2015	0.800%	09/20/2009	UBS	1.000%	57,200	(97)	0	(97)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.850%	03/20/2013	BOA	1.443%	8,000	(187)	0	(187)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.920%	03/20/2013	BOA	1.443%	25,000	(514)	0	(514)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.850%	03/20/2013	MSC	1.443%	10,000	(234)	0	(234)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.900%	03/20/2013	UBS	1.443%	22,000	(470)	0	(470)

						$(1,189,856)	$(38,347)	$(1,151,509)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$91,600	$8,959	$6,745	$2,214
CDX.HY-10 Index	(5.000%)	06/20/2013	JPM	244,600	23,924	17,935	5,989
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	369,100	36,102	27,159	8,943
CDX.HY-10 Index	(5.000%)	06/20/2013	MSC	208,600	20,404	15,281	5,123
CDX.HY-10 Index	(5.000%)	06/20/2013	UBS	50,000	4,890	3,781	1,109
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	177,500	9,663	6,146	3,517
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	JPM	175,000	9,527	6,060	3,467
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	824,000	4,553	(7,805)	12,358
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	387,700	2,142	(1,497)	3,639
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	2,327,400	12,858	(13,232)	26,090
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	538,700	2,976	(7,688)	10,664
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	165,400	914	(1,910)	2,824
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	3,077,200	17,000	(32,142)	49,142
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	125,000	213	2,328	(2,115)
CMBX.NA AAA 4 Index	(0.350%)	02/17/2051	JPM	35,500	3,194	3,224	(30)

					$157,319	$24,385	$132,934

Credit Default Swaps on Credit Indices - Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	DUB	$25,000	$(10,305)	$(7,375)	$(2,930)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	CITI	24,266	(1,998)	(2,214)	216
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	DUB	24,266	(1,998)	(2,184)	186

See Accompanying Notes	Semiannual Report	September 30, 2008	49

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	1.846%	06/20/2012	CITI	$35,500	$(3,164)	$0	$(3,164)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	32,300	(2,554)	0	(2,554)
CDX.HY-8 Index 25-35%	2.179%	06/20/2012	CITI	22,600	(1,760)	0	(1,760)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	51,800	(4,639)	0	(4,639)
CDX.HY-8 Index 25-35%	1.847%	06/20/2012	MLP	40,400	(3,599)	0	(3,599)
CDX.HY-8 Index 25-35%	2.070%	06/20/2012	MLP	48,800	(3,980)	0	(3,980)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MLP	31,000	(2,518)	0	(2,518)
CDX.HY-8 Index 25-35%	2.127%	06/20/2012	MLP	25,200	(2,007)	0	(2,007)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	7,600	(617)	0	(617)
CDX.HY-8 Index 25-35%	2.140%	06/20/2012	MSC	65,700	(5,204)	0	(5,204)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	23,800	(1,861)	0	(1,861)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	103,340	(3,951)	0	(3,951)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	130,069	(4,807)	0	(4,807)
CDX.HY-8 Index 35-100%	0.415%	06/20/2012	CITI	99,365	(3,629)	0	(3,629)
CDX.IG-9 5 Year Index 15-30%	0.990%	12/20/2012	DUB	50,000	222	0	222
CDX.IG-9 5 Year Index 15-30%	1.160%	12/20/2012	DUB	100,000	1,112	0	1,112
CDX.IG-9 5 Year Index 15-30%	1.180%	12/20/2012	DUB	30,000	357	0	357
CDX.IG-9 5 Year Index 15-30%	0.830%	12/20/2012	GSC	30,000	(56)	0	(56)
CDX.IG-9 5 Year Index 15-30%	0.940%	12/20/2012	GSC	35,000	86	0	86
CDX.IG-9 5 Year Index 15-30%	0.975%	12/20/2012	GSC	98,800	380	0	380
CDX.IG-9 5 Year Index 15-30%	0.963%	12/20/2012	MSC	102,700	346	0	346
CDX.IG-9 5 Year Index 30-100%	0.530%	12/20/2012	DUB	219,100	983	0	983
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	DUB	100,000	1,106	0	1,106
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	83,200	941	0	941
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	DUB	10,200	117	0	117
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	14,400	166	0	166
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	28,600	333	0	333
CDX.IG-9 5 Year Index 30-100%	0.770%	12/20/2012	DUB	170,000	2,387	0	2,387
CDX.IG-9 5 Year Index 30-100%	0.780%	12/20/2012	DUB	250,000	3,610	0	3,610
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC	14,600	161	0	161
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	22,700	260	0	260
CDX.IG-9 5 Year Index 30-100%	0.711%	12/20/2012	MSC	400,000	4,681	0	4,681
CDX.IG-9 5 Year Index 30-100%	0.771%	12/20/2012	MSC	190,000	2,678	0	2,678
CDX.IG-9 10 Year Index 30-100%	0.508%	12/20/2017	GSC	250,000	(595)	0	(595)
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	64,300	46	0	46
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	113,500	147	0	147
CDX.IG-9 10 Year Index 30-100%	0.510%	12/20/2017	JPM	250,000	(547)	0	(547)
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	135,800	150	0	150
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	40,900	(226)	(374)	148
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	137,000	609	0	609
CDX.IG-10 5 Year Index 30-100%	0.463%	06/20/2013	GSC	169,600	250	0	250
CDX.IG-10 5 Year Index 30-100%	0.461%	06/20/2013	MLP	250,000	355	0	355
CMBX.NA AAA 3 Index	0.080%	12/13/2049	CSFB	15,000	(1,562)	(2,248)	686
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	85,800	(8,937)	(14,519)	5,582
CMBX.NA AAA 4 Index	0.350%	02/17/2051	MSC	35,500	(3,203)	(3,200)	(3)

					$(52,234)	$(32,114)	$(20,120)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

50	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	$(8,896)	$0	$(8,896)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	(2,595)	0	(2,595)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	(2,977)	0	(2,977)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	(2,164)	0	(2,164)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	(1,938)	(505)	(1,433)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	(1,914)	(410)	(1,504)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	(1,131)	441	(1,572)
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	(12)	15	(27)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	(128)	177	(305)
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	3,183	0	3,183
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(6,843)	(2,885)	(3,958)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	44	55	(11)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	253	175	78
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	BCLY	AUD	764,000	3,122	708	2,414
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI		1,528,000	6,243	1,556	4,687
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	DUB		764,000	3,122	900	2,222
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		210,700	2,316	(586)	2,902
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		227,000	1,565	774	791
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,314,000	8,876	(3,528)	12,404
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,930,100	13,037	(4,526)	17,563
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		122,600	317	143	174
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CITI		189,100	489	217	272
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		155,800	1,677	1,752	(75)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		6,717,080	72,304	45,586	26,718
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		3,080,600	33,160	36,486	(3,326)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		1,336,600	14,387	5,919	8,468
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		4,053,330	43,631	13,103	30,528
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		2,590,500	27,885	16,430	11,455
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		4,200	(159)	(134)	(25)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		638,200	(24,283)	(25,155)	872
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		69,900	(2,659)	(2,755)	96
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		111,400	(4,239)	(4,267)	28
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		4,600	(175)	(217)	42
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		210,000	(7,990)	(12,096)	4,106
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		800	(29)	(16)	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		560,600	(20,384)	7,691	(28,075)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		55,000	(1,999)	(3,272)	1,273
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		207,900	(7,559)	121	(7,680)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		117,900	(4,287)	(1,179)	(3,108)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		348,100	(12,656)	3,818	(16,474)
Pay	3-Month USD-LIBOR	21.000%	06/20/2037	RBS		160,000	5,904	449	5,455

See Accompanying Notes	Semiannual Report	September 30, 2008	51

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		$1,210,000	$(53,936)	$35,228	$(89,164)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		667,600	(29,759)	12,638	(42,397)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		74,000	(3,299)	582	(3,881)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		50,700	(2,260)	1,724	(3,984)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		325,100	(14,492)	9,265	(23,757)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		220,810	(9,843)	5,421	(15,264)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		738,320	(32,911)	16,277	(49,188)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	4,814	1,144	3,670
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS		1,084,200	21,568	3,681	17,887
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		201,100	4,117	1,429	2,688
Receive	6-Month AUD Bank Bill	6.500%	03/20/2018	DUB		276,000	(2,026)	(1,922)	(104)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	(1,593)	(3,876)	2,283
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	752,700	(1,419)	2,420	(3,839)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		417,800	(787)	1,466	(2,253)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		2,418,300	(3,314)	16,402	(19,716)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	385,600	(529)	3,102	(3,631)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		971,000	(15,101)	(22,582)	7,481
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	(1,563)	(2,378)	815
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	(13,433)	(19,715)	6,282
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	(6,019)	(9,807)	3,788
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	(6,158)	(7,500)	1,342
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	4,508	(8,799)	13,307
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	4,519	(5,619)	10,138
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	1,133	(1,809)	2,942
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	(15,969)	(20,323)	4,354
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	3,786	3,038	748
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	(5,939)	(309)	(5,630)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	(2,827)	(130)	(2,697)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	(4,569)	(192)	(4,377)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	2,237	(1,961)	4,198
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	5,086	4,594	492
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	(25)	17	(42)
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		19,200	(87)	(36)	(51)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	(318)	209	(527)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	(2,219)	1,649	(3,868)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	1,175	(91)	1,266
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	1,473	(57)	1,530
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	1,028	0	1,028
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		92,900	2,305	418	1,887
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		54,200	1,345	124	1,221
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		258,300	38,261	37,149	1,112
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		214,800	31,818	35,223	(3,405)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		359,300	53,222	52,415	807
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		166,100	(45,213)	(22,805)	(22,408)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		41,900	(11,406)	(5,407)	(5,999)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		25,000	(699)	(164)	(535)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		24,000	(3,406)	1,062	(4,468)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		36,100	(5,394)	(2,089)	(3,305)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$302,100	7,255	20,660	(13,405)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		362,800	(8,541)	1,638	(10,179)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	65,400	(535)	(1)	(534)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		50,700	(402)	(69)	(333)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		58,500	(269)	0	(269)

52	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY	EUR	105,800	$(4,170)	$78	$(4,248)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		266,400	(10,613)	46	(10,659)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		74,030	(3,055)	0	(3,055)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		75,400	(3,155)	0	(3,155)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		74,100	(3,175)	0	(3,175)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		34,200	(1,395)	0	(1,395)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		21,200	(898)	9	(907)
Pay	USSP Semi 2-Year Index	0.780%	01/05/2009	MSC		$500,000	(5,997)	0	(5,997)
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		535,700	(5,901)	0	(5,901)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		432,000	(4,384)	183	(4,567)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		85,900	(870)	19	(889)
Receive	USSP Semi 10-Year Index	0.620%	01/05/2009	MSC		117,000	12	0	12

							$(33,713)	$206,654	$(240,367)

Interest Rate Cap/Floor Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Cap/Floor	Cap/Floor Floating Rate		Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%	)	12/24/2008	JPM	EUR	253,900	$(715)	$(3,698)	$2,983

(k)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$ 8,437,400	$89,609	$67,632
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,654,700	49,803	34,361
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	26,205
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	998,800	11,187	7,373
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,317,700	60,252	46,637
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	26,508
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,866,000	126,082	54,725
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	4,951,600	51,076	20,148
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,664,200	28,773	13,509

See Accompanying Notes	Semiannual Report	September 30, 2008	53

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	$ 1,570,400	$15,096	$13,654
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	10,636,900	113,469	78,522
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	22,710

							$632,264	$411,984

(l)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	11,089	$6,195	$6,716
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	11,089	6,267	14,265

				$12,462	$20,981

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$ 2,934,400	$70,906	$64,789
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	564,000	18,104	17,646
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,102,500	27,673	22,592
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	706,700	23,092	19,697
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,183,900	39,177	32,998
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	333,600	11,009	9,298
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,105,900	66,212	58,695
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	817,800	27,315	26,286
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,587,300	119,758	82,531
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	2,153,000	54,069	30,921
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	888,200	26,779	17,839
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	683,000	15,094	14,565
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,546,200	115,042	98,839
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	700,800	21,457	22,526

							$635,687	$519,222

54	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	131,768	$22,801,100	$575,863
Sales	132,544	10,497,400	411,456
Closing Buys	0	(10,991,200)	(103,366)
Expirations	(242,134)	0	(235,804)
Exercised	0	0	0

Balance at 09/30/2008	22,178	$22,307,300	$648,149

(m)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	3.277%	05/25/2037	05/16/2007	$23,814	$21,633	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	236	214	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,669	35,349	0.03%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$54,719	$57,203	0.04%

(n)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	4.500%	10/01/2023	$76,500	$75,767	$74,564
Fannie Mae	5.500%	10/01/2038	4,657,000	4,669,090	4,638,810
Freddie Mac	5.000%	10/01/2038	300	295	292
Ginnie Mae	5.500%	10/01/2038	900	906	899
U.S. Treasury Bonds	5.000%	05/15/2037	25,000	26,898	28,136
U.S. Treasury Notes	2.125%	01/31/2010	219,300	219,399	220,876
U.S. Treasury Notes	2.125%	04/30/2010	778,100	781,714	789,712
U.S. Treasury Notes	2.375%	08/31/2010	2,007,000	2,025,360	2,028,487
U.S. Treasury Notes	2.750%	02/28/2013	15,300	15,185	15,273
U.S. Treasury Notes	2.875%	01/31/2013	272,700	273,547	275,299
U.S. Treasury Notes	3.125%	11/30/2009	3,620,600	3,666,490	3,707,686
U.S. Treasury Notes	3.250%	12/31/2009	1,295,800	1,315,973	1,329,080
U.S. Treasury Notes	3.500%	12/15/2009	1,000,000	1,016,985	1,030,772
U.S. Treasury Notes	3.500%	02/15/2010	406,800	417,251	417,938
U.S. Treasury Notes	4.250%	08/15/2013	291,700	308,651	311,606
U.S. Treasury Notes	4.250%	11/15/2013	792,600	835,964	855,540

				$15,649,475	$15,724,970

(6)	Market value includes $86,948 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	101,428	04/2009	$0	$(500)	$(500)
Buy		HSBC	41,238	04/2009	0	(200)	(200)
Buy		JPM	360,000	04/2009	0	(1,928)	(1,928)

See Accompanying Notes	Semiannual Report	September 30, 2008	55

Summary Schedule of Investments  Total Return Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	MSC	29,323	10/2008	$0	$(1,211)	$(1,211)
Sell		MSC	29,323	10/2008	0	(96)	(96)
Sell		RBS	966	10/2008	36	0	36
Buy		UBS	2,473	10/2008	0	(170)	(170)
Sell	BRL	BNP	116,609	12/2008	2,757	0	2,757
Buy		BOA	54,108	12/2008	0	(871)	(871)
Buy		CITI	13,715	12/2008	0	(46)	(46)
Sell		CITI	77,599	12/2008	2,828	0	2,828
Buy		CSFB	139,481	12/2008	0	(1,760)	(1,760)
Buy		HSBC	744,724	12/2008	0	(13,737)	(13,737)
Sell		HSBC	859,706	12/2008	50,222	0	50,222
Buy		JPM	152,185	12/2008	0	(3,700)	(3,700)
Sell		JPM	387,239	12/2008	24,590	0	24,590
Buy	BRL	MLP	90,752	12/2008	0	(697)	(697)
Buy		MSC	169,112	12/2008	0	(1,248)	(1,248)
Sell		MSC	2,910,182	12/2008	135,720	0	135,720
Buy		RBC	270,077	12/2008	0	(6,269)	(6,269)
Buy		RBS	150,000	12/2008	0	(3,769)	(3,769)
Buy		UBS	298,389	12/2008	0	(6,831)	(6,831)
Sell		UBS	1,825,050	12/2008	81,998	0	81,998
Sell		HSBC	185,450	06/2009	5,057	0	5,057
Sell		JPM	108,906	06/2009	2,985	0	2,985
Sell		RBC	270,077	06/2009	6,426	0	6,426
Sell		RBS	150,000	06/2009	3,764	0	3,764
Sell		UBS	100,000	06/2009	2,755	0	2,755
Buy		LEH	180,000	12/2010	0	(3,642)	(3,642)
Sell		LEH	180,000	12/2010	4,639	0	4,639
Buy	CAD	RBC	963	10/2008	0	(10)	(10)
Buy	CHF	CITI	18,069	10/2008	0	(1)	(1)
Sell		CITI	18,069	10/2008	0	(1)	(1)
Sell		UBS	18,069	10/2008	648	0	648
Sell		MSC	12,327	12/2008	127	0	127
Buy	CNY	BCLY	200,889	11/2008	0	(446)	(446)
Buy		BOA	146,151	11/2008	0	(335)	(335)
Buy		DUB	754,981	11/2008	0	(1,718)	(1,718)
Buy		HSBC	161,962	11/2008	0	(370)	(370)
Buy		JPM	762,134	11/2008	0	(1,671)	(1,671)
Buy		UBS	145,986	11/2008	0	(322)	(322)
Buy		BCLY	1,250,095	07/2009	0	(13,295)	(13,295)
Buy		DUB	2,359,485	07/2009	0	(23,832)	(23,832)
Buy		HSBC	1,925,083	07/2009	0	(19,111)	(19,111)
Buy		JPM	1,029,913	07/2009	0	(11,319)	(11,319)
Buy	EUR	BCLY	165,986	10/2008	0	(11,513)	(11,513)
Buy		BOA	30,528	10/2008	0	(1,991)	(1,991)
Buy		CITI	721,076	10/2008	2,840	0	2,840
Sell		CITI	721,076	10/2008	0	(2,348)	(2,348)
Buy		HSBC	45,792	10/2008	0	(2,976)	(2,976)
Buy		JPM	12,211	10/2008	0	(865)	(865)
Buy		MSC	15,264	10/2008	0	(1,057)	(1,057)
Sell		UBS	1,096,719	10/2008	61,154	0	61,154
Buy	GBP	BCLY	20,000	10/2008	0	(1,438)	(1,438)
Buy		BOA	15,075	10/2008	0	(1,055)	(1,055)
Buy		RBS	25,000	10/2008	0	(1,906)	(1,906)
Buy		UBS	188,017	10/2008	0	(14,246)	(14,246)
Sell		UBS	1,714,829	11/2008	59,128	0	59,128
Buy	IDR	DUB	309,000,000	10/2008	193	0	193
Buy		HSBC	392,000,000	10/2008	201	0	201
Buy	INR	BCLY	3,336,112	11/2008	0	(6,953)	(6,953)

56	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	DUB	1,356,749	11/2008	$0	$(4,531)	$(4,531)
Buy		HSBC	3,438,437	11/2008	0	(11,586)	(11,586)
Buy		JPM	6,423,039	11/2008	0	(19,150)	(19,150)
Sell		JPM	2,561,653	11/2008	1,361	0	1,361
Sell	JPY	DUB	7,666,621	10/2008	0	(1,367)	(1,367)
Sell		JPM	3,961,104	10/2008	0	(648)	(648)
Buy	KWD	BCLY	4,708	04/2009	0	(533)	(533)
Buy		HSBC	6,214	04/2009	0	(722)	(722)
Buy	MXN	BCLY	31	11/2008	0	0	0
Sell		BCLY	10,076	11/2008	64	0	64
Buy		HSBC	31	11/2008	0	0	0
Buy		JPM	10,014	11/2008	0	(72)	(72)
Buy	MYR	BCLY	546,745	11/2008	0	(10,626)	(10,626)
Buy	MYR	BOA	105,123	11/2008	0	(1,898)	(1,898)
Buy		DUB	104,977	11/2008	0	(1,939)	(1,939)
Buy		HSBC	105,267	11/2008	0	(1,843)	(1,843)
Buy		JPM	93,682	11/2008	0	(1,636)	(1,636)
Buy		JPM	543,048	02/2009	0	(10,697)	(10,697)
Sell	NZD	BCLY	106,557	10/2008	3,305	0	3,305
Buy	PHP	HSBC	3,201,000	11/2008	0	(4,431)	(4,431)
Buy		JPM	3,006,800	11/2008	0	(3,642)	(3,642)
Buy		BCLY	697,950	02/2009	0	(723)	(723)
Buy		DUB	338,500	02/2009	0	(455)	(455)
Buy		HSBC	837,410	02/2009	0	(910)	(910)
Buy		JPM	1,179,290	02/2009	0	(938)	(938)
Buy		MLP	264,900	02/2009	0	(350)	(350)
Buy		MSC	934,000	02/2009	0	(1,058)	(1,058)
Buy		RBS	258,700	02/2009	0	(345)	(345)
Buy		LEH	176,400	12/2010	0	(192)	(192)
Sell		LEH	176,400	12/2010	0	(99)	(99)
Buy	PLN	BCLY	132	11/2008	0	(6)	(6)
Buy		DUB	98	11/2008	0	(6)	(6)
Sell		DUB	1,424	11/2008	58	0	58
Buy		JPM	120	11/2008	0	(6)	(6)
Buy		UBS	1,086	11/2008	0	(42)	(42)
Sell		DUB	1,704	05/2009	66	0	66
Buy		HSBC	1,704	05/2009	0	(55)	(55)
Sell	RUB	BCLY	22,136	11/2008	21	0	21
Buy		DUB	112,495	11/2008	0	(180)	(180)
Sell		HSBC	90,360	11/2008	324	0	324
Buy		DUB	2,416,000	05/2009	0	(8,145)	(8,145)
Sell		DUB	864,570	05/2009	3,281	0	3,281
Buy		JPM	1,687,591	05/2009	0	(5,709)	(5,709)
Sell		JPM	1,354,849	05/2009	5,130	0	5,130
Sell		MLP	1,195,875	05/2009	4,533	0	4,533
Sell		UBS	688,297	05/2009	2,552	0	2,552
Buy	SAR	BCLY	61,710	04/2009	0	(250)	(250)
Buy		HSBC	411,542	04/2009	0	(1,659)	(1,659)
Buy		JPM	411,310	04/2009	0	(1,684)	(1,684)
Buy	SGD	BCLY	114,660	11/2008	0	(3,770)	(3,770)
Sell		BCLY	44,991	11/2008	67	0	67
Buy		BOA	114,000	11/2008	0	(4,426)	(4,426)
Buy		CITI	208,722	11/2008	0	(3,061)	(3,061)
Buy		DUB	120,503	11/2008	0	(4,082)	(4,082)
Buy		HSBC	131,667	11/2008	0	(5,198)	(5,198)
Buy		JPM	251,596	11/2008	0	(4,559)	(4,559)
Sell		JPM	45,000	11/2008	57	0	57
Sell		MSC	45,000	11/2008	57	0	57

See Accompanying Notes	Semiannual Report	September 30, 2008	57

Summary Schedule of Investments  Total Return Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	UBS	181,240	11/2008	$0	$(7,004)	$(7,004)
Sell		UBS	45,011	11/2008	53	0	53
Buy	ZAR	HSBC	179,933	12/2008	44	0	44
Sell		HSBC	179,933	12/2008	1,178	0	1,178

					$470,219	$(295,687)	$174,532

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$163,943,000	$697,243	$164,640,243
Short Sales, at value	0	(15,653,416)	0	(15,653,416)
Other Financial Instruments++	909,248	(1,443,204)	(34,851)	(568,807)

Total	$909,248	$146,846,380	$662,392	$148,418,020

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$506,523	$602,063	$1,644	$(130)	$(62,585)	$(350,272)	$697,243
Other Financial Instruments++	(21,462)	0	0	0	(10,176)	(3,213)	(34,851)

Total	$485,061	$602,063	$1,644	$(130)	$(72,761)	$(353,485)	$662,392

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

58	PIMCO Funds	Total Return Funds	See Accompanying Notes

Schedule of Investments Total Return Fund II	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 28.4%

BANKING & FINANCE 21.8%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$3,100	$2,996
American Express Bank FSB
3.248% due 10/20/2009	4,600	4,508
6.000% due 09/13/2017	4,000	3,346
American Express Centurion Bank
6.000% due 09/13/2017	4,000	3,353
American Express Co.
7.000% due 03/19/2018	200	177
American Express Credit Corp.
2.547% due 11/09/2009	6,600	6,242
5.875% due 05/02/2013	2,800	2,583
American International Group, Inc.
2.538% due 06/16/2009	4,800	2,882
2.895% due 10/18/2011	100	59
4.950% due 03/20/2012	200	123
5.050% due 10/01/2015	1,000	540
Bank of America Corp.
2.918% due 11/06/2009	2,700	2,641
8.000% due 12/29/2049	26,600	21,083
8.125% due 12/29/2049	27,900	22,576
Bank of America N.A.
2.810% due 02/27/2009	4,900	4,885
6.000% due 10/15/2036	1,300	1,084
6.100% due 06/15/2017	16,100	14,247
Bear Stearns Cos. LLC
2.901% due 08/21/2009	14,800	14,654
2.901% due 02/23/2010	4,000	3,939
3.096% due 01/30/2009	4,900	4,871
3.186% due 07/19/2010	5,900	5,785
Citigroup Funding, Inc.
2.805% due 12/08/2008	6,800	6,768
3.190% due 04/23/2009	8,600	8,458
3.476% due 06/26/2009	3,000	2,930
Citigroup, Inc.
3.799% due 12/28/2009	4,800	4,646
3.809% due 12/26/2008	9,800	9,732
5.300% due 10/17/2012	1,000	891
5.500% due 08/27/2012	2,600	2,337
5.500% due 04/11/2013	11,200	9,785
5.850% due 07/02/2013	700	615
6.000% due 08/15/2017	7,900	6,703
8.400% due 04/29/2049	25,000	17,048
Credit Suisse USA, Inc.
3.004% due 08/15/2010	13,987	13,343
Fifth Third Bancorp
8.250% due 03/01/2038	16,000	12,142

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
2.856% due 01/20/2010	$8,000	$7,945
5.875% due 01/14/2038	10,200	7,524
Goldman Sachs Group LP
3.506% due 01/20/2009	5,000	4,929
Goldman Sachs Group, Inc.
2.887% due 11/16/2009	11,400	10,550
3.250% due 12/23/2008	100	99
3.294% due 12/22/2008	5,000	4,929
5.625% due 01/15/2017	5,800	4,123
5.950% due 01/18/2018	7,100	5,867
6.150% due 04/01/2018	3,700	3,082
6.250% due 09/01/2017	6,300	5,283
HSBC Bank USA N.A.
6.000% due 08/09/2017	69,400	63,935
HSBC Finance Corp.
2.846% due 10/21/2009	3,000	2,847
2.899% due 03/12/2010	9,100	8,544
3.087% due 11/16/2009	8,400	8,259
JPMorgan Chase & Co.
2.842% due 05/07/2010	5,800	5,728
3.479% due 06/26/2009	3,300	3,292
6.000% due 01/15/2018	1,700	1,553
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	7,600	6,978
JPMorgan Chase Capital XX
6.550% due 09/29/2036	800	588
KBC Bank Funding Trust III
9.860% due 11/29/2049	12,000	12,000
KeyBank N.A.
5.061% due 06/02/2010	5,600	5,575
Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008 (a)	800	104
2.889% due 01/23/2009 (a)	6,100	793
2.907% due 11/16/2009 (a)	14,700	1,911
2.951% due 05/25/2010 (a)	1,700	221
5.625% due 01/24/2013 (a)	3,100	403
6.875% due 05/02/2018 (a)	1,200	156
Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	5,000	4,997
2.893% due 12/04/2009	4,800	4,566
2.894% due 08/14/2009	8,100	7,813
3.234% due 12/22/2008	3,700	3,578
6.400% due 08/28/2017	4,400	3,812
MetLife, Inc.
6.400% due 12/15/2036	1,500	935
Metropolitan Life Global Funding I
2.847% due 05/17/2010	7,500	7,405
Morgan Stanley
2.852% due 05/07/2009	7,400	6,417
2.881% due 01/15/2010	10,900	8,408
3.228% due 11/21/2008	3,300	3,256

See Accompanying Notes	Semiannual Report	September 30, 2008	59

Schedule of Investments  Total Return Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Principal Life Income Funding Trusts
5.300% due 04/24/2013	$2,800	$2,794
5.550% due 04/27/2015	4,000	3,976
SLM Corp.
2.940% due 07/27/2009	2,900	2,553
State Street Capital Trust III
8.250% due 12/29/2049	3,500	3,434
State Street Capital Trust IV
3.819% due 06/15/2037	600	397
UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	19,054
USB Capital IX
6.189% due 04/15/2049	700	343
Wachovia Corp.
2.846% due 10/28/2008	4,100	4,079
2.921% due 10/15/2011	13,600	9,384
5.625% due 10/15/2016	1,300	811
5.750% due 02/01/2018	1,300	977
Wells Fargo & Co.
4.625% due 08/09/2010	25,000	24,912
ZFS Finance USA Trust I
5.875% due 05/09/2032	1,600	1,095

		520,186

INDUSTRIALS 5.8%
Amgen, Inc.
6.900% due 06/01/2038	15,600	15,129
Comcast Corp.
5.875% due 02/15/2018	1,100	982
6.450% due 03/15/2037	1,100	888
Continental Airlines, Inc.
7.056% due 09/15/2009	1,600	1,572
Daimler Finance North America LLC
3.169% due 03/13/2009	9,800	9,765
3.249% due 03/13/2009	7,000	6,970
Dell, Inc.
5.650% due 04/15/2018	6,000	5,520
El Paso Corp.
6.750% due 05/15/2009	15,900	15,845
General Electric Co.
2.854% due 12/09/2008	5,500	5,480
General Mills, Inc.
2.921% due 01/22/2010	3,500	3,453
International Business Machines Corp.
5.700% due 09/14/2017	30,100	29,207
Oracle Corp.
4.950% due 04/15/2013	7,000	6,984
5.750% due 04/15/2018	6,900	6,418

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rohm & Haas Co.
6.000% due 09/15/2017	$2,100	$1,955
Target Corp.
5.125% due 01/15/2013	6,200	6,228
United Airlines, Inc.
6.071% due 03/01/2013 (a)	98	92
9.190% due 12/24/2013 (a)	6,062	2,546
Yum! Brands, Inc.
6.250% due 03/15/2018	20,000	18,577

		137,611

UTILITIES 0.8%
AT&T, Inc.
2.894% due 02/05/2010	2,300	2,292
4.950% due 01/15/2013	1,700	1,630
5.500% due 02/01/2018	1,700	1,516
6.300% due 01/15/2038	1,200	994
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,726
Verizon Communications, Inc.
2.838% due 04/03/2009	9,100	9,033
5.250% due 04/15/2013	500	482

		18,673

Total Corporate Bonds & Notes (Cost $769,645)		676,470

MUNICIPAL BONDS & NOTES 1.5%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	11,500	10,407
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,675
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,272
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	612
6.899% due 12/01/2040	7,100	7,394
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	895	768
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	6,300	5,678
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	155	183

60	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	$2,800	$2,330
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,200	2,802
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	3,000	2,619

Total Municipal Bonds & Notes (Cost $37,790)		35,740

U.S. GOVERNMENT AGENCIES 87.6%
Fannie Mae
3.267% due 12/25/2036	1,957	1,886
4.278% due 07/01/2044	713	712
4.478% due 09/01/2040	2,953	2,937
4.500% due 06/25/2043	359	358
4.668% due 05/25/2035	907	936
4.818% due 09/01/2035 - 10/01/2035	5,446	5,474
4.823% due 09/01/2034	777	786
4.883% due 01/01/2035	1,919	1,937
5.000% due 12/01/2016 - 11/01/2038	333,099	329,162
5.000% due 01/01/2018 - 03/01/2038 (g)	107,709	105,547
5.046% due 07/01/2020	89	90
5.304% due 03/01/2024	1	2
5.325% due 02/01/2023	66	67
5.500% due 11/01/2013 - 11/01/2038	350,209	349,802
5.500% due 01/01/2033 - 02/01/2038 (g)	323,499	323,267
6.000% due 05/01/2017 - 10/01/2038	520,792	527,658
6.000% due 06/01/2036 - 05/01/2038 (g)	197,844	200,642
6.143% due 04/01/2024	16	16
6.399% due 12/01/2023	59	60
6.500% due 07/01/2013 - 06/25/2044	8,974	9,233
6.628% due 01/01/2024	27	28
7.000% due 04/01/2011 - 09/25/2020	37	38
8.000% due 04/01/2015 - 10/01/2030	10	11
8.500% due 04/01/2017	1	1
9.000% due 06/01/2010 - 06/25/2018	9	10
9.250% due 07/25/2019	138	151
10.000% due 11/01/2021	4	5
11.000% due 09/01/2010	3	4

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	$59,046	$57,735
2.718% due 02/15/2019	20,868	20,345
4.278% due 02/25/2045	465	423
4.875% due 06/13/2018	4,500	4,570
5.000% due 11/01/2018 - 12/01/2031	6,717	6,577
5.376% due 07/01/2030	78	80
5.500% due 01/01/2018 - 08/01/2038	74,400	74,077
5.873% due 12/01/2022	264	269
6.000% due 02/01/2016 - 09/01/2038	43,846	44,444
6.335% due 02/01/2023	45	46
6.500% due 12/01/2010	11	11
7.000% due 07/15/2022	1,176	1,239
7.500% due 01/15/2023 - 01/01/2026	2,790	3,009
8.000% due 11/01/2025 - 06/15/2030	1,384	1,424
9.000% due 12/15/2020	65	69
9.250% due 11/15/2019	2	2
9.500% due 02/01/2018	6	7
10.000% due 06/01/2011 - 03/01/2021	7	8
Ginnie Mae
5.125% due 12/20/2029	684	693
5.375% due 06/20/2023 - 06/20/2027	1,790	1,807
5.625% due 09/20/2024 - 07/20/2030	1,317	1,334
6.000% due 01/15/2024 - 10/01/2038	5,808	5,903
7.500% due 09/15/2014 - 09/15/2025	22	23
8.000% due 07/15/2010 - 08/15/2024	62	68
9.000% due 04/15/2009 - 11/15/2017	24	26
9.500% due 01/20/2019 - 12/15/2021	11	12
Small Business Administration
7.449% due 08/10/2010	299	304
7.970% due 01/25/2025	113	114

Total U.S. Government Agencies (Cost $2,082,183)		2,085,439

U.S. TREASURY OBLIGATIONS 0.4%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	5,564	4,837
2.625% due 07/15/2017	4,244	4,364

Total U.S. Treasury Obligations (Cost $9,819)		9,201

See Accompanying Notes	Semiannual Report	September 30, 2008	61

Schedule of Investments  Total Return Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 3.6%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	$2,233	$1,501
Banc of America Funding Corp.
4.135% due 05/25/2035	3,814	3,251
Bear Stearns Adjustable Rate Mortgage Trust
5.040% due 04/25/2033	1,493	1,439
Bear Stearns Alt-A Trust
5.370% due 05/25/2035	5,324	4,528
5.504% due 09/25/2035	767	619
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	500	420
5.700% due 06/11/2050	5,000	4,263
Bear Stearns Mortgage Funding Trust
3.397% due 05/25/2036	15,672	10,092
Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	84	79
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,183	1,100
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	1,800	1,563
Countrywide Alternative Loan Trust
3.387% due 05/25/2047	3,243	1,977
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,407	1,093
5.750% due 05/25/2033	109	109
CS First Boston Mortgage Securities Corp.
5.357% due 06/25/2032	65	64
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	2,511	2,352
DLJ Acceptance Trust
11.000% due 08/01/2019	11	12
Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	3,315	2,852
3.287% due 01/25/2047	3,530	3,355
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,500	1,271
GS Mortgage Securities Corp. II
5.993% due 08/10/2045	7,900	6,765
GSR Mortgage Loan Trust
5.248% due 11/25/2035	4,092	3,522
Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	37	40
Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	1,666	1,572
Indymac ARM Trust
5.183% due 01/25/2032	34	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	$3,700	$3,193
5.420% due 01/15/2049	500	417
5.440% due 06/12/2047	1,300	1,088
5.794% due 02/12/2051	3,000	2,547
5.882% due 02/15/2051	1,200	1,026
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	664	602
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	587
5.485% due 03/12/2051	2,900	2,440
Morgan Stanley Capital I
2.548% due 10/15/2020	1,113	1,000
Prime Mortgage Trust
3.607% due 02/25/2019	189	179
3.607% due 02/25/2034	1,064	973
Residential Funding Mortgage Securities I
5.591% due 02/25/2036	839	690
Structured Asset Mortgage Investments, Inc.
3.360% due 09/19/2032	592	542
Structured Asset Securities Corp.
5.233% due 01/25/2032	77	77
5.957% due 02/25/2032	84	76
Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	2,847	2,732
Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	3,019	2,759
5.342% due 12/15/2043	3,800	3,142
5.509% due 04/15/2047	1,700	1,418
WaMu Mortgage Pass-Through Certificates
3.497% due 10/25/2045	1,005	637
4.055% due 11/25/2042	449	400
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	5,275	4,667

Total Mortgage-Backed Securities (Cost $93,987)		85,058

ASSET-BACKED SECURITIES 4.7%
ACE Securities Corp.
3.257% due 12/25/2036	1,712	1,612
American Express Credit Account Master Trust
2.988% due 02/15/2012	662	640
Amortizing Residential Collateral Trust
3.477% due 06/25/2032	805	600
Asset-Backed Funding Certificates
3.267% due 11/25/2036	1,714	1,649
Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	713	708

62	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BA Credit Card Trust
3.188% due 12/15/2014	$13,900	$13,293
Bear Stearns Asset-Backed Securities Trust
3.267% due 01/25/2037	5,136	4,812
3.297% due 06/25/2047	1,702	1,620
3.657% due 03/25/2043	738	718
Chase Credit Card Master Trust
2.598% due 02/15/2011	6,600	6,595
Chase Issuance Trust
2.478% due 07/15/2011	7,200	7,152
Countrywide Asset-Backed Certificates
3.257% due 05/25/2037	2,692	2,583
EMC Mortgage Loan Trust
3.577% due 05/25/2040	2,133	1,777
First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 01/25/2038	4,779	4,493
3.257% due 11/25/2036	3,470	3,265
Ford Credit Auto Owner Trust
3.388% due 01/15/2011	20,800	20,584
3.908% due 06/15/2012	12,700	12,378
Fremont Home Loan Trust
3.267% due 01/25/2037	2,055	1,935
HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	1,335	1,241
JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	2,982	2,902
Lehman XS Trust
3.277% due 05/25/2046	470	455
Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	107	82
MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	12,280	12,167
Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037	742	731
Morgan Stanley ABS Capital I
3.247% due 10/25/2036	948	923
Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	1,472	1,424
Option One Mortgage Loan Trust
3.247% due 02/25/2037	2,325	2,294
3.257% due 01/25/2037	1,931	1,861
Securitized Asset-Backed Receivables LLC Trust
3.267% due 12/25/2036	2,446	2,265
Structured Asset Securities Corp.
3.497% due 01/25/2033	237	196

Total Asset-Backed Securities (Cost $116,850)		112,955

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.4%
Bank of America Corp.
7.250% due 12/31/2049	13,000	$10,858

Total Convertible Preferred Stocks (Cost $13,000)		10,858

PREFERRED STOCKS 0.7%
DG Funding Trust
5.051% due 12/31/2049	1,568	15,994

Total Preferred Stocks (Cost $16,522)		15,994

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.2%

COMMERCIAL PAPER 2.4%
Federal Home Loan Bank
0.100% due 10/07/2008	$8,400	8,400
JPMorgan Chase & Co.
0.000% due 10/01/2008	48,500	48,500

		56,900

REPURCHASE AGREEMENTS 2.9%
JPMorgan Chase Bank N.A.
0.450% due 10/06/2008	69,188	69,188

(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $69,204. Repurchase proceeds are $69,188.)

U.S. TREASURY BILLS 0.9%
1.123% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)	21,400	21,256

Total Short-Term Instruments (Cost $147,445)		147,344

PURCHASED OPTIONS (j) 0.4%
(Cost $14,922)		9,247

Total Investments 133.9% (Cost $3,302,163)		$3,188,306

Written Options (k) (0.5%) (Premiums $14,939)		(12,296)

Other Assets and Liabilities (Net) (33.4%)		(794,451)

Net Assets 100.0%		$2,381,559

See Accompanying Notes	Semiannual Report	September 30, 2008	63

Schedule of Investments  Total Return Fund II (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $13,957 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $397 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $199 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $363,106 at a weighted average interest rate of 2.462%. On September 30, 2008, securities valued at $624,357 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $14,136 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	5,217	$7,744
90-Day Eurodollar December Futures	Long	12/2009	782	24
90-Day Eurodollar June Futures	Long	06/2009	1,671	801
90-Day Eurodollar June Futures	Long	06/2010	25	10
90-Day Eurodollar March Futures	Long	03/2009	2,382	2,929
90-Day Eurodollar March Futures	Long	03/2010	554	162
90-Day Eurodollar September Futures	Long	09/2009	1,514	2,123
90-Day Eurodollar September Futures	Long	09/2010	25	10
U.S. Treasury 10-Year Note December Futures	Long	12/2008	747	(1,291)

				$12,512

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	1.670%	03/20/2013	BCLY	14.972%	$1,600	$(552)	$0	$(552)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	03/20/2013	DUB	1.386%	2,000	(42)	0	(42)
CIT Group, Inc. 7.750% due 04/02/2012	5.200%	03/20/2013	BCLY	21.975%	3,600	(1,120)	0	(1,120)
Citigroup, Inc. 6.500% due 01/18/2011	0.890%	03/20/2013	CSFB	2.813%	10,300	(737)	0	(737)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	600	(46)	0	(46)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	400	(30)	0	(30)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	13,800	(1,667)	0	(1,667)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	06/20/2010	BCLY	6.824%	300	(27)	0	(27)

64	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	$1,800	$(102)	$0	$(102)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	400	(38)	0	(38)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	09/20/2010	DUB	6.710%	400	(38)	0	(38)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%	1,000	(67)	0	(67)
General Electric Capital Corp. 6.000% due 06/15/2012	0.830%	12/20/2009	GSC	7.165%	1,500	(105)	0	(105)
General Electric Capital Corp. 6.000% due 06/15/2012	1.080%	12/20/2009	MLP	7.165%	12,700	(853)	0	(853)
General Electric Capital Corp. 6.000% due 06/15/2012	0.935%	12/20/2010	BCLY	6.632%	100	(10)	0	(10)
General Electric Capital Corp. 6.000% due 06/15/2012	0.940%	12/20/2010	BNP	6.632%	300	(32)	0	(32)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	13,700	(2,320)	0	(2,320)
SLM Corp. 5.125% due 08/27/2012	5.150%	03/20/2009	BNP	19.698%	3,800	(235)	0	(235)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	600	(56)	0	(56)
Wachovia Corp. 3.625% due 02/17/2009	1.320%	03/20/2013	MSC	3.670%	3,300	(277)	0	(277)
Wachovia Corp. 3.625% due 02/17/2009	3.020%	03/20/2013	RBS	3.670%	8,200	(184)	0	(184)

						$(8,538)	$0	$(8,538)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$4,500	$25	$(24)	$49
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	137,500	760	(701)	1,461
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	47,200	261	(614)	875
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	36,300	200	(389)	589

					$1,246	$(1,728)	$2,974

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$600	$(48)	$0	$(48)
CDX.HY-8 Index 25-35%	2.179%	06/20/2012	CITI	800	(62)	0	(62)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	2,000	(179)	0	(179)
CDX.HY-8 Index 25-35%	2.127%	06/20/2012	MLP	500	(40)	0	(40)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	1,900	(154)	0	(154)
CDX.HY-8 Index 35-100%	0.355%	06/20/2012	CITI	8,247	(317)	0	(317)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	4,968	(190)	0	(190)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	1,987	(73)	0	(73)
CDX.IG-9 5 Year Index 15-30%	0.963%	12/20/2012	MSC	4,800	16	0	16
CDX.IG-9 5 Year Index 30-100%	0.758%	12/20/2012	BCLY	19,200	260	0	260

See Accompanying Notes	Semiannual Report	September 30, 2008	65

Schedule of Investments  Total Return Fund II (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	$12,700	$145	$0	$145
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	1,900	1	0	1
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	3,400	4	0	4
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	4,100	5	0	5
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	700	(4)	(10)	6
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	2,600	12	0	12
CDX.IG-10 5 Year Index 30-100%	0.463%	06/20/2013	GSC	3,200	5	0	5
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	4,700	(489)	(778)	289

					$(1,108)	$(788)	$(320)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC	$157,600	$1,065	$(277)	$1,342
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS	34,800	235	(82)	317
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY	5,700	15	7	8
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA	24,800	267	484	(217)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB	18,800	202	304	(102)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP	24,500	263	97	166
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS	25,600	276	155	121
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC	32,200	(1,225)	(977)	(248)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP	1,100	(42)	(54)	12
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	400	(15)	(19)	4
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA	10,700	(389)	131	(520)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC	2,400	(87)	(24)	(63)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS	3,700	(135)	26	(161)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	15,600	(695)	475	(1,170)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	6,400	(286)	94	(380)

66	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	$4,400	$(196)	$90	$(286)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	3,900	(174)	80	(254)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	4,600	(205)	156	(361)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP	5,800	140	397	(257)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	6,900	(163)	31	(194)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP	8,400	(85)	4	(89)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP	16,700	(169)	4	(173)

						$(1,403)	$1,102	$(2,505)

(j)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$206,600	$2,245	$1,656
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	80,200	858	592
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	55,200	588	407
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	21,400	240	158
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	132,900	1,255	981
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	516,800	4,662	2,040
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	181,800	1,963	922
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	32,200	309	280
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	185,800	1,980	1,372
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	77,700	822	839

							$14,922	$9,247

(k)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	201	$112	$122
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	201	114	258

				$226	$380

See Accompanying Notes	Semiannual Report	September 30, 2008	67

Schedule of Investments  Total Return Fund II (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$53,300	$1,303	$1,177
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	28,100	902	879
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	18,700	469	383
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	12,400	405	346
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	18,400	609	513
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	7,100	234	198
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	44,300	1,385	1,235
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	173,000	4,469	3,112
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	60,600	1,827	1,217
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	14,000	310	299
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	61,900	2,007	1,725
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	25,900	793	832

							$14,713	$11,916

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	2,497	$525,600	$13,867
Sales	2,448	188,700	7,388
Closing Buys	0	(196,600)	(1,875)
Expirations	(4,304)	0	(4,264)
Exercised	(239)	0	(177)

Balance at 09/30/2008	402	$517,700	$14,939

(l)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	10/01/2023	$4,600	$4,624	$4,568
Fannie Mae	5.500%	10/01/2038	8,000	7,933	7,969
U.S. Treasury Notes	2.125%	01/31/2010	22,500	22,510	22,662
U.S. Treasury Notes	2.125%	04/30/2010	14,300	14,297	14,508
U.S. Treasury Notes	2.375%	08/31/2010	37,200	37,487	37,589
U.S. Treasury Notes	3.125%	11/30/2009	6,600	6,672	6,765
U.S. Treasury Notes	3.250%	12/31/2009	67,500	68,410	69,199
U.S. Treasury Notes	3.500%	02/15/2010	7,500	7,693	7,705
U.S. Treasury Notes	4.750%	08/15/2017	19,200	20,919	20,715

				$190,545	$191,680

(6)	Market value includes $1,124 of interest payable on short sales.

68	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$3,185,760	$2,546	$3,188,306
Short Sales, at value	0	(190,719)	0	(190,719)
Other Financial Instruments++	12,512	(20,693)	8	(8,173)

Total	$12,512	$2,974,348	$2,554	$2,989,414

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$3,261	$(279)	$6	$54	$(496)	$0	$2,546
Other Financial Instruments++	(306)	0	0	0	(63)	377	8

Total	$2,955	$(279)	$6	$54	$(559)	$377	$2,554

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	69

Schedule of Investments Total Return Fund III	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%
Daimler Finance North America LLC
6.820% due 08/03/2012	$9,925	$6,742
Idearc, Inc.
4.470% due 11/17/2014	362	214
4.800% due 11/17/2014	8,109	4,792
Sensata Technologies BV
4.543% due 04/27/2013	2,962	2,495

Total Bank Loan Obligations (Cost $20,975)		14,243

CORPORATE BONDS & NOTES 24.4%

BANKING & FINANCE 19.7%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	3,000	2,899
American Express Bank FSB
3.248% due 10/20/2009	4,000	3,920
6.000% due 09/13/2017	4,000	3,346
American Express Centurion Bank
6.000% due 09/13/2017	4,000	3,353
American Express Co.
7.000% due 03/19/2018	600	530
American Express Credit Corp.
2.547% due 11/09/2009	5,700	5,391
5.875% due 05/02/2013	3,255	3,003
American General Finance Corp.
6.900% due 12/15/2017	5,300	2,461
American International Group, Inc.
2.538% due 06/16/2009	5,800	3,482
5.050% due 10/01/2015	400	216
5.850% due 01/16/2018	10,400	5,228
ANZ National International Ltd.
2.842% due 08/07/2009	4,400	4,389
6.200% due 07/19/2013	3,700	3,676
Bank of America Corp.
5.375% due 09/11/2012	7,000	6,521
8.000% due 12/29/2049	41,500	32,892
Bank of America N.A.
2.810% due 02/27/2009	800	798
Bank of Ireland
3.072% due 12/19/2008	4,700	4,693
Bank of Scotland PLC
2.829% due 07/17/2009	6,500	6,461
Barclays Bank PLC
5.450% due 09/12/2012	20,400	20,360
6.050% due 12/04/2017	3,400	3,168
Bear Stearns Cos. LLC
2.901% due 08/21/2009	6,900	6,832

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.061% due 07/16/2009	$12,600	$12,513
3.096% due 01/30/2009	4,300	4,275
6.400% due 10/02/2017	8,900	8,326
C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,500	2,321
Calabash Re Ltd.
11.219% due 01/08/2010	3,400	3,443
Caterpillar Financial Services Corp.
5.450% due 04/15/2018	700	627
CIT Group, Inc.
3.212% due 12/19/2008	2,600	2,570
Citigroup Capital XXI
8.300% due 12/21/2077	4,000	2,981
Citigroup Funding, Inc.
3.190% due 04/23/2009	700	688
3.476% due 06/26/2009	2,700	2,637
Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009	3,900	3,847
Citigroup, Inc.
2.836% due 01/30/2009	3,100	3,067
3.799% due 12/28/2009	400	387
3.809% due 12/26/2008	8,700	8,640
5.100% due 09/29/2011	925	851
5.300% due 10/17/2012	1,100	980
5.500% due 08/27/2012	2,600	2,337
5.500% due 04/11/2013	10,700	9,349
5.850% due 07/02/2013	700	615
6.125% due 08/25/2036	9,800	6,369
8.400% due 04/29/2049	200	136
Credit Suisse USA, Inc.
2.890% due 11/20/2009	490	486
Deutsche Bank AG
4.875% due 05/20/2013	590	564
6.000% due 09/01/2017	7,200	6,814
DnB NOR Bank ASA
2.858% due 10/13/2009	3,300	3,296
Export-Import Bank of China
4.875% due 07/21/2015	500	468
Ford Motor Credit Co. LLC
7.250% due 10/25/2011	500	318
7.375% due 10/28/2009	2,700	2,171
General Electric Capital Corp.
2.831% due 01/05/2009	1,300	1,297
2.851% due 10/06/2010	800	788
2.856% due 01/20/2010	11,700	11,620
2.874% due 08/15/2011	6,700	6,548
3.750% due 12/15/2009	145	140
5.625% due 05/01/2018	700	593
GMAC LLC
6.000% due 12/15/2011	600	267

70	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goldman Sachs Group, Inc.
2.887% due 11/16/2009	$5,000	$4,627
3.129% due 07/23/2009	7,900	7,490
3.250% due 12/23/2008	300	296
3.294% due 12/22/2008	10,410	10,262
4.750% due 07/15/2013	790	682
5.700% due 09/01/2012	41	35
5.950% due 01/18/2018	8,500	7,024
6.250% due 09/01/2017	6,800	5,702
HBOS PLC
5.920% due 09/29/2049	700	413
HSBC Bank USA N.A.
2.957% due 06/10/2009	4,500	4,477
HSBC Capital Funding LP
9.547% due 12/29/2049	1,200	1,102
HSBC Finance Corp.
2.846% due 10/21/2009	2,600	2,467
3.087% due 11/16/2009	7,770	7,639
HSBC Holdings PLC
6.500% due 05/02/2036	3,800	3,149
6.500% due 09/15/2037	1,500	1,276
ICICI Bank Ltd.
3.328% due 01/12/2010	5,800	5,635
International Lease Finance Corp.
4.875% due 09/01/2010	270	195
John Deere Capital Corp.
4.500% due 04/03/2013	555	530
JPMorgan Chase & Co.
3.479% due 06/26/2009	2,900	2,893
5.600% due 06/01/2011	1,000	988
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	5,700	5,233
JPMorgan Chase Capital XX
6.550% due 09/29/2036	700	515
KBC Bank Funding Trust III
9.860% due 11/29/2049	2,100	2,100
KeyBank N.A.
5.061% due 06/02/2010	5,300	5,277
Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	2,300	299
2.907% due 11/16/2009 (a)	11,000	1,430
2.911% due 08/21/2009 (a)	3,550	462
2.951% due 05/25/2010 (a)	100	13
3.005% due 07/18/2011 (a)	3,000	390
3.052% due 11/10/2009 (a)	2,500	325
5.625% due 01/24/2013 (a)	3,200	416
Longpoint Re Ltd.
8.069% due 05/08/2010	1,700	1,730
Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	4,400	4,397
2.893% due 12/04/2009	4,300	4,091

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.894% due 08/14/2009	$3,800	$3,666
3.234% due 12/22/2008	6,300	6,093
4.250% due 02/08/2010	750	713
6.050% due 08/15/2012	1,100	1,032
6.400% due 08/28/2017	4,000	3,465
6.875% due 04/25/2018	1,000	886
MetLife, Inc.
5.375% due 12/15/2012	10	10
Metropolitan Life Global Funding I
5.125% due 04/10/2013	690	671
Morgan Stanley
2.881% due 01/15/2010	10,100	7,791
3.228% due 11/21/2008	2,900	2,861
4.750% due 04/01/2014	110	58
4.904% due 05/14/2010	5,900	4,309
6.250% due 08/28/2017	1,300	807
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	600	455
Mystic Re Ltd.
12.811% due 06/07/2011	1,100	1,125
National Australia Bank Ltd.
5.350% due 06/12/2013	3,100	2,981
Nordea Bank Sweden AB
8.950% due 11/29/2049	500	451
Petroleum Export Ltd.
5.265% due 06/15/2011	391	388
PNC Funding Corp.
5.125% due 12/14/2010	135	134
Prudential Financial, Inc.
6.625% due 12/01/2037	800	672
Prudential Holdings LLC
8.695% due 12/18/2023	265	307
Residential Reinsurance 2007 Ltd.
13.061% due 06/07/2010	700	722
Resona Bank Ltd.
5.850% due 09/29/2049	800	589
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049	3,800	3,124
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	3,700	3,452
SLM Corp.
5.000% due 10/01/2013	510	317
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,700	1,222
State Street Capital Trust III
8.250% due 12/29/2049	3,400	3,336
State Street Capital Trust IV
3.819% due 06/15/2037	600	397
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,800	4,637

See Accompanying Notes	Semiannual Report	September 30, 2008	71

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TNK-BP Finance S.A.
6.125% due 03/20/2012	$700	$555
UBS AG
5.750% due 04/25/2018	1,000	871
5.875% due 12/20/2017	2,500	2,224
Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	18,400	18,386
USB Capital IX
6.189% due 04/15/2049	600	294
Wachovia Bank N.A.
5.800% due 12/01/2008	249	247
Wachovia Capital Trust III
5.800% due 03/15/2042	245	103
Wachovia Corp.
2.921% due 10/15/2011	14,600	10,074
7.980% due 02/28/2049	35,200	14,731
Wachovia Mortgage FSB
2.929% due 09/16/2009	500	458
World Financial Properties
6.950% due 09/01/2013	138	134

		434,256

INDUSTRIALS 3.7%
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	535	468
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	3,200	3,224
CODELCO, Inc.
6.150% due 10/24/2036	400	356
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	135	142
Comcast Corp.
5.875% due 02/15/2018	1,000	893
6.450% due 03/15/2037	1,000	807
6.500% due 11/15/2035	95	79
Daimler Finance North America LLC
3.169% due 03/13/2009	1,900	1,893
3.241% due 08/03/2009	3,900	3,883
Dell, Inc.
4.700% due 04/15/2013	5,800	5,592
El Paso Corp.
6.875% due 06/15/2014	130	121
9.625% due 05/15/2012	1,000	1,043
Gaz Capital S.A.
6.212% due 11/22/2016	700	555
General Mills, Inc.
2.921% due 01/22/2010	3,200	3,157

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HJ Heinz Co.
6.428% due 12/01/2020	$700	$701
International Business Machines Corp.
5.700% due 09/14/2017	28,100	27,267
Kraft Foods, Inc.
6.125% due 02/01/2018	3,000	2,815
6.500% due 08/11/2017	360	347
6.875% due 02/01/2038	1,300	1,198
Nucor Corp.
5.750% due 12/01/2017	4,800	4,613
5.850% due 06/01/2018	555	530
Oracle Corp.
4.950% due 04/15/2013	640	639
Pemex Project Funding Master Trust
5.750% due 03/01/2018	510	485
9.125% due 10/13/2010	15	16
Petrobras International Finance Co.
5.875% due 03/01/2018	370	338
Plains All American Pipeline LP
6.650% due 01/15/2037	220	180
Rohm & Haas Co.
6.000% due 09/15/2017	2,000	1,862
Spectra Energy Capital LLC
4.370% due 03/01/2009	173	171
Suncor Energy, Inc.
5.950% due 12/01/2034	41	33
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	7,225
Time Warner, Inc.
3.034% due 11/13/2009	3,400	3,265
7.625% due 04/15/2031	174	151
TransCanada Pipelines Ltd.
6.350% due 05/15/2067	365	289
Union Pacific Corp.
6.650% due 01/15/2011	265	273
United Airlines, Inc.
6.071% due 03/01/2013 (a)	56	53
Vale Overseas Ltd.
6.250% due 01/23/2017	700	657
6.875% due 11/21/2036	700	625
Williams Cos., Inc.
6.375% due 10/01/2010	4,600	4,511
Xerox Corp.
5.500% due 05/15/2012	425	406

		80,863

UTILITIES 1.0%
AES Corp.
8.000% due 10/15/2017	30	27

72	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
American Electric Power Co., Inc.
5.250% due 06/01/2015	$535	$491
AT&T, Inc.
4.950% due 01/15/2013	2,800	2,685
5.500% due 02/01/2018	3,000	2,674
6.300% due 01/15/2038	1,900	1,574
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	150	156
Dominion Resources, Inc.
5.000% due 03/15/2013	36	35
Enel Finance International S.A.
6.800% due 09/15/2037	10,200	10,017
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	310	327
8.125% due 05/01/2012	45	48
Pacific Gas & Electric Co.
4.200% due 03/01/2011	39	38
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,124
Qwest Corp.
8.875% due 03/15/2012	50	49
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	1,600	1,383
Southern California Edison Co.
5.625% due 02/01/2036	180	157
Southern California Gas Co.
5.450% due 04/15/2018	54	52
Verizon Communications, Inc.
5.500% due 04/01/2017	620	557
Verizon Global Funding Corp.
7.750% due 12/01/2030	40	38
Virginia Electric and Power Co.
5.400% due 04/30/2018	650	595
6.350% due 11/30/2037	500	452

		22,479

Total Corporate Bonds & Notes (Cost $639,123)		537,598

MUNICIPAL BONDS & NOTES 0.3%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	300	268
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	3,100	2,695
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	2,200	1,927

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	$2,900	$2,532

Total Municipal Bonds & Notes (Cost $8,616)		7,422

U.S. GOVERNMENT AGENCIES 88.6%
Fannie Mae
3.267% due 07/25/2037	5,138	4,716
4.278% due 07/01/2044	608	607
4.400% due 07/01/2035	4,925	4,961
4.428% due 07/01/2034	33	33
4.500% due 09/01/2033 - 09/01/2034	563	535
4.506% due 08/01/2035	4,842	4,877
4.668% due 05/25/2035	725	748
4.803% due 08/01/2035	2,326	2,351
4.818% due 09/01/2035	918	906
4.823% due 09/01/2034	608	615
4.844% due 01/01/2035	1,089	1,099
4.856% due 04/01/2038	862	866
4.899% due 04/01/2038	856	858
4.921% due 04/01/2038	979	986
5.000% due 10/01/2017 - 11/01/2038	256,527	251,619
5.000% due 04/01/2021 - 03/01/2038 (g)	89,579	87,554
5.500% due 05/01/2013 - 11/01/2038	664,671	663,757
5.500% due 11/01/2032 - 10/01/2035 (g)	160,253	160,162
5.605% due 03/01/2033	60	61
5.767% due 09/01/2037	731	745
5.793% due 02/01/2031	5	5
6.000% due 10/01/2016 - 10/01/2038	381,695	386,712
6.000% due 10/01/2036 - 05/01/2038 (g)	104,684	106,164
6.500% due 01/01/2011 - 06/25/2044	34,001	34,930
7.000% due 03/01/2013 - 10/01/2031	44	47
7.500% due 05/01/2011 - 02/01/2027	216	234
9.000% due 06/01/2025	1	1
12.500% due 06/01/2015	2	2
Federal Housing Administration
7.430% due 01/25/2023	638	641
Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	53,656	52,465
2.718% due 02/15/2019	19,343	18,858
4.000% due 12/15/2025	118	118
4.278% due 02/25/2045	377	343

See Accompanying Notes	Semiannual Report	September 30, 2008	73

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.662% due 08/15/2032	$743	$738
4.915% due 04/01/2038	1,243	1,247
5.000% due 12/01/2017 - 03/01/2037	9,523	9,261
5.376% due 07/01/2030	22	23
5.500% due 06/01/2019 - 09/01/2038	78,595	78,258
5.779 % due 04/01/2033	8	8
5.873% due 12/01/2022	44	45
6.000% due 02/01/2016 - 09/01/2038	22,573	22,877
6.000% due 08/01/2026 (g)	6,873	6,987
6.500% due 05/01/2016 - 05/15/2032	27,892	28,842
7.000% due 11/01/2011 - 07/01/2029	1,974	2,091
7.500% due 07/01/2011 - 09/01/2025	36	39
8.000% due 01/01/2012	5	6
Ginnie Mae
3.088% due 02/16/2030	124	125
4.750% due 02/20/2032	1,096	1,101
5.125% due 10/20/2024 - 12/20/2026	305	309
5.375% due 06/20/2022 - 01/20/2026	601	606
5.625% due 09/20/2023 - 08/20/2027	327	330
6.000% due 01/15/2029 - 10/01/2038	5,958	6,055
6.500% due 05/15/2032 - 06/15/2032	46	47
7.000% due 12/15/2011 - 02/20/2032	49	51
10.250% due 02/15/2017	439	468
Small Business Administration
5.130% due 09/01/2023	676	670
5.520% due 06/01/2024	4,819	4,860
7.449% due 08/10/2010	122	124

Total U.S. Government Agencies (Cost $1,950,609)		1,953,744

U.S. TREASURY OBLIGATIONS 0.7%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	6,179	5,371
2.625% due 07/15/2017	4,235	4,354
U.S. Treasury Notes
3.125% due 11/30/2009	6,500	6,596

Total U.S. Treasury Obligations (Cost $16,970)		16,321

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 5.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	$1,757	$1,181
Banc of America Funding Corp.
4.135% due 05/25/2035	2,586	2,204
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	245	232
Bear Stearns Adjustable Rate Mortgage Trust
4.837% due 01/25/2034	1,579	1,481
5.600% due 02/25/2033	188	175
6.752% due 02/25/2033	122	121
Bear Stearns Alt-A Trust
5.370% due 05/25/2035	3,333	2,835
5.504% due 09/25/2035	1,585	1,278
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,000	841
Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	4,632	4,173
Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	3,609	2,873
5.772% due 12/26/2046	2,071	1,648
Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	62	59
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	961	894
Countrywide Alternative Loan Trust
3.387% due 05/25/2047	2,757	1,680
Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	5,585	4,969
4.797% due 11/25/2034	3,127	2,749
5.250% due 02/20/2036	1,139	884
5.750% due 05/25/2033	109	109
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	2,678	2,508
GE Capital Commercial Mortgage Corp.
6.070% due 06/10/2038	850	842
Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	2,877	2,476
3.287% due 01/25/2047	3,223	3,063
Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	2,098	2,049
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	3,000	2,543
GS Mortgage Securities Corp. II
5.993% due 08/10/2045	6,400	5,481
GSR Mortgage Loan Trust
5.248% due 11/25/2035	3,846	3,310

74	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harborview Mortgage Loan Trust
3.120% due 01/19/2038	$3,348	$3,085
5.145% due 07/19/2035	2,668	2,326
HSBC Asset Loan Obligation
5.293% due 09/25/2037	15,735	10,882
Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	1,439	1,358
Indymac ARM Trust
5.183% due 01/25/2032	16	13
Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	1,726	1,623
5.226% due 01/25/2036	3,829	2,694
JPMorgan Chase Commercial Mortgage Securities Corp.
5.273% due 02/12/2051	522	503
5.336% due 05/15/2047	3,600	3,107
5.440% due 06/12/2047	1,870	1,565
5.794% due 02/12/2051	2,000	1,698
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	504	457
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	1,762	1,743
Mellon Residential Funding Corp.
2.947% due 06/15/2030	2,912	2,746
Merrill Lynch Countrywide Commercial Mortgage Trust
3.024% due 07/09/2009	6,200	5,655
5.378% due 08/12/2048	600	503
5.485% due 03/12/2051	3,000	2,524
Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	1,604	1,304
MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	468	424
Morgan Stanley Capital I
2.548% due 10/15/2020	1,041	935
4.970% due 12/15/2041	676	625
Morgan Stanley Dean Witter Capital I
4.920% due 03/12/2035	555	521
Prime Mortgage Trust
3.607% due 02/25/2019	108	102
3.607% due 02/25/2034	550	503
Structured Adjustable Rate Mortgage Loan Trust
5.503% due 07/25/2035	730	599
Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	3,351	2,781
3.337% due 03/25/2037	4,387	2,767
Structured Asset Securities Corp.
5.034% due 10/25/2035	2,226	1,886
5.957% due 02/25/2032	39	35

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	$2,531	$2,428
Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	2,813	2,571
5.342% due 12/15/2043	4,000	3,307
5.678% due 05/15/2046	580	488
WaMu Mortgage Pass-Through Certificates
3.497% due 10/25/2045	797	505
4.055% due 11/25/2042	390	348
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	4,323	3,824

Total Mortgage-Backed Securities (Cost $135,845)		121,093

ASSET-BACKED SECURITIES 2.8%
Asset-Backed Funding Certificates
3.267% due 11/25/2036	1,143	1,099
3.267% due 01/25/2037	1,538	1,452
Asset-Backed Securities Corp. Home Equity
3.482% due 09/25/2034	778	681
Bear Stearns Asset-Backed Securities Trust
3.267% due 01/25/2037	4,669	4,374
3.657% due 03/25/2043	320	311
Carrington Mortgage Loan Trust
3.527% due 10/25/2035	1,076	1,020
Countrywide Asset-Backed Certificates
3.257% due 07/25/2037	7,507	7,117
3.467% due 05/25/2036	6,461	6,050
3.687% due 12/25/2031	344	250
Credit-Based Asset Servicing & Securitization LLC
3.297% due 12/25/2037	6,360	6,101
First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	3,030	2,851
Fremont Home Loan Trust
3.267% due 01/25/2037	1,833	1,726
GSAMP Trust
3.277% due 12/25/2036	2,704	2,491
HFC Home Equity Loan Asset-Backed Certificates
3.478% due 01/20/2034	3,400	2,946
HSBC Asset Loan Obligation
3.267% due 12/25/2036	5,163	4,750
HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	1,187	1,103
JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	2,641	2,570
3.257% due 08/25/2036	681	669
Lehman XS Trust
3.277% due 05/25/2046	416	403

See Accompanying Notes	Semiannual Report	September 30, 2008	75

Schedule of Investments  Total Return Fund III  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Long Beach Mortgage Loan Trust
3.487% due 10/25/2034		$97	$75
MBNA Master Credit Card Trust
5.900% due 08/15/2011		300	302
7.800% due 10/15/2012		200	209
Morgan Stanley ABS Capital I
3.247% due 10/25/2036		807	786
3.257% due 11/25/2036		3,620	3,500
Option One Mortgage Loan Trust
3.257% due 01/25/2037		2,364	2,276
Residential Asset Securities Corp.
3.277% due 11/25/2036		1,422	1,396
Securitized Asset-Backed Receivables LLC Trust
3.267% due 12/25/2036		2,271	2,103
Structured Asset Securities Corp.
3.257% due 10/25/2036		2,192	2,082
Wells Fargo Home Equity Trust
3.257% due 01/25/2037		852	831

Total Asset-Backed Securities (Cost $65,299)			61,524

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		600	566

Total Sovereign Issues (Cost $595)			566

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,900	882
12.500% due 01/05/2022		2,800	1,516
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	10,200	8,617
HBOS PLC
4.875% due 03/29/2049		7,480	7,120
KBC Bank Funding Trust II
6.875% due 06/30/2049		3,000	4,191

Total Foreign Currency-Denominated Issues (Cost $29,482)			22,326

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.7%
Bank of America Corp.
7.250% due 12/31/2049		17,000	14,199
Wachovia Corp.
7.500% due 12/31/2049		3,000	1,178

Total Convertible Preferred Stocks (Cost $20,000)			15,377

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.7%
Centaur Funding Corp.
9.080% due 04/21/2020	125	$125
DG Funding Trust
5.051% due 12/31/2049	1,065	10,863
Northern Rock PLC
8.000% due 12/31/2049	260,000	3,445

Total Preferred Stocks (Cost $17,965)		14,433

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.2%

CERTIFICATES OF DEPOSIT 0.9%
Bank of Ireland
2.831% due 01/15/2010	$11,100	10,995
Nordea Bank Finland PLC
2.474% due 04/09/2009	8,100	8,096

		19,091

REPURCHASE AGREEMENTS 5.0%
Merrill Lynch & Co., Inc.
0.500% due 10/06/2008	66,015	66,015
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $66,436. Repurchase proceeds are $66,016.)
State Street Bank and Trust Co.
0.100% due 10/01/2008	13,140	13,140
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $13,406. Repurchase proceeds are $13,140.)
State Street Bank and Trust Co.
1.000% due 10/01/2008	30,539	30,539
(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/03/2008 - 11/06/2008 valued at $29,584 and Freddie Mac 0.000% due 11/10/2008 valued at $1,570. Repurchase proceeds are $30,540.)

		109,694

U.S. TREASURY BILLS 1.3%
1.078% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)	29,410	29,199

Total Short-Term Instruments (Cost $158,244)		157,984

76	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

VALUE (000S)
PURCHASED OPTIONS (j) 0.4%
(Cost $13,622)	$8,421

Total Investments 132.9% (Cost $3,077,345)	$2,931,052

Written Options (k) (0.5%) (Premiums $13,628)	(11,208)

Other Assets and Liabilities (Net) (32.4%)	(715,053)

Net Assets 100.0%	$2,204,791

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $2,488 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $22,558 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $496 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $167,249 at a weighted average interest rate of 2.463%. On September 30, 2008, securities valued at $286,074 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $15,854 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	179	$147
90-Day Euribor June Futures	Long	06/2009	72	282
90-Day Euribor March Futures	Long	03/2009	121	391
90-Day Eurodollar December Futures	Long	12/2008	4,952	6,568
90-Day Eurodollar December Futures	Long	12/2009	561	78
90-Day Eurodollar June Futures	Long	06/2009	1,490	1,090
90-Day Eurodollar June Futures	Long	06/2010	23	9
90-Day Eurodollar March Futures	Long	03/2009	3,255	6,399
90-Day Eurodollar March Futures	Long	03/2010	442	215
90-Day Eurodollar September Futures	Long	09/2009	765	664
90-Day Eurodollar September Futures	Long	09/2010	23	9
U.S. Treasury 10-Year Note December Futures	Long	12/2008	807	(1,669)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	409	(406)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	43	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	458	1,083
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	739	1,538

				$16,397

See Accompanying Notes	Semiannual Report	September 30, 2008	77

Schedule of Investments  Total Return Fund III  (Cont.)

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	03/20/2013	DUB	1.386%	$1,900	$(40)	$0	$(40)
CIT Group, Inc. 7.750% due 04/02/2012	5.650%	03/20/2013	BCLY	21.975%	8,300	(2,512)	0	(2,512)
Citigroup, Inc. 6.500% due 01/18/2011	0.890%	03/20/2013	CSFB	2.813%	9,900	(708)	0	(708)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	10,600	(22)	0	(22)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.650%	09/20/2012	BCLY	28.870%	1,100	(438)	0	(438)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	300	(129)	0	(129)
Freddie Mac 5.080% due 02/07/2019	0.720%	03/20/2013	BCLY	Defaulted	4,300	(107)	0	(107)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	3,800	(73)	0	(73)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	4,600	(138)	0	(138)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	DUB	7.398%	800	(23)	0	(23)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	900	(69)	0	(69)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	600	(45)	0	(45)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	06/20/2010	BCLY	6.824%	200	(18)	0	(18)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	200	(19)	0	(19)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	09/20/2010	DUB	6.710%	300	(28)	0	(28)
General Electric Capital Corp. 6.000% due 06/15/2012	1.500%	09/20/2011	DUB	6.478%	900	(105)	0	(105)
General Electric Capital Corp. 6.000% due 06/15/2012	0.940%	12/20/2010	BNP	6.632%	200	(21)	0	(21)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	12/20/2010	GSC	6.632%	800	(85)	0	(85)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	GSC	36.581%	3,200	(1,468)	0	(1,468)
General Motors Corp. 7.125% due 07/15/2013	8.900%	03/20/2013	JPM	36.581%	3,300	(1,525)	0	(1,525)
GMAC LLC 6.875% due 08/28/2012	1.850%	09/20/2009	MLP	79.633%	4,200	(1,836)	0	(1,836)
GMAC LLC 6.875% due 08/28/2012	3.650%	09/20/2012	BCLY	48.784%	1,000	(526)	0	(526)
GMAC LLC 6.875% due 08/28/2012	3.200%	09/20/2012	GSC	48.784%	600	(319)	0	(319)
Indonesia Government International Bond 6.750% due 03/10/2014	1.310%	12/20/2011	RBS	3.088%	800	(41)	0	(41)
JSC Gazprom 7.800% due 09/27/2010	0.970%	10/20/2012	JPM	4.248%	400	(43)	0	(43)
JSC Gazprom 7.800% due 09/27/2010	1.020%	10/20/2012	JPM	4.248%	400	(43)	0	(43)

78	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JSC Gazprom 8.625% due 04/28/2034	2.170%	02/20/2013	JPM	4.293%	$1,000	$(75)	$0	$(75)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	MSC	4.293%	600	(45)	0	(45)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	1,000	0	0	0
JSC Gazprom 9.625% due 03/01/2013	0.360%	05/20/2009	HSBC	3.689%	2,000	(39)	0	(39)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	900	0	0	0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	400	(337)	0	(337)
Mexico Government International Bond 7.500% due 04/08/2033	0.920%	03/20/2016	JPM	1.668%	100	(5)	0	(5)
Panama Government International Bond 8.875% due 09/30/2027	0.730%	01/20/2012	JPM	1.710%	2,400	(68)	0	(68)
Panama Government International Bond 8.875% due 09/30/2027	0.750%	01/20/2012	MSC	1.710%	1,000	(28)	0	(28)
Panama Government International Bond 8.875% due 09/30/2027	1.250%	01/20/2017	JPM	2.386%	900	(63)	0	(63)
Petroleos Mexicanos 9.500% due 09/15/2027	0.830%	07/20/2011	BCLY	1.374%	1,000	(13)	0	(13)
Russia Government International Bond 7.500% due 03/31/2030	0.305%	12/20/2008	MSC	2.248%	4,000	(14)	0	(14)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2009	BOA	19.698%	3,000	(194)	0	(194)
SLM Corp. 5.125% due 08/27/2012	4.800%	03/20/2013	BOA	17.182%	2,500	(704)	0	(704)
SLM Corp. 5.125% due 08/27/2012	4.850%	03/20/2013	CITI	17.182%	2,700	(757)	0	(757)
SLM Corp. 5.125% due 08/27/2012	4.910%	06/20/2009	DUB	19.714%	500	(47)	0	(47)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	3,000	(24)	0	(24)
Wachovia Corp. 3.625% due 02/17/2009	1.320%	03/20/2013	MSC	3.670%	3,100	(260)	0	(260)

						$(13,054)	$0	$(13,054)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$1,200	$117	$85	$32
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	4,300	24	(23)	47
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	9,100	50	(35)	85
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	36,500	202	(137)	339
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	44,400	245	(578)	823
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	34,200	189	(366)	555

					$827	$(1,054)	$1,881

See Accompanying Notes	Semiannual Report	September 30, 2008	79

Schedule of Investments  Total Return Fund III  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY	$3,000	$(58)	$(4)	$(54)
CDX.EM-9 Index	2.650%	06/20/2013	MSC	1,500	(29)	2	(31)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	600	(47)	0	(47)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,800	(161)	0	(161)
CDX.HY-8 Index 25-35%	2.127%	06/20/2012	MLP	500	(40)	0	(40)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	1,800	(146)	0	(146)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	700	(55)	0	(55)
CDX.HY-8 Index 35-100%	0.355%	06/20/2012	CITI	7,751	(298)	0	(298)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	4,968	(190)	0	(190)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	1,888	(70)	0	(70)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	12,100	140	0	140
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	1,100	1	0	1
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	1,900	2	0	2
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	2,300	3	0	3
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	5,500	(30)	(76)	46
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	2,400	11	0	11
CDX.IG-10 5 Year Index 30-100%	0.463%	06/20/2013	GSC	3,000	4	0	4
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	8,800	(916)	(1,401)	485

					$(1,879)	$(1,479)	$(400)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	9,400	$(172)	$0	$(172)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		6,200	(109)	0	(109)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		2,400	(41)	0	(41)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		5,000	(34)	(9)	(25)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		5,000	(34)	(7)	(27)

80	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC	BRL	8,200	$(21)	$9	$(30)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		3,400	(2)	3	(5)
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		3,700	61	0	61
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		11,700	(503)	(211)	(292)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		10,100	(225)	0	(225)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		12,600	(196)	(84)	(112)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		600	3	4	(1)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,100	12	9	3
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	3,800	41	(11)	52
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		65,400	450	204	246
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$24,000	163	(64)	227
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		32,700	221	(77)	298
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		5,700	15	7	8
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		23,400	252	457	(205)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		17,500	188	284	(96)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		22,900	247	91	156
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		22,900	246	138	108
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		5,900	(225)	(189)	(36)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		26,900	(1,024)	(917)	(107)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		2,100	(80)	(103)	23
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		700	(27)	(33)	6
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		10,100	(367)	124	(491)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		2,300	(84)	(23)	(61)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		3,500	(127)	25	(152)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		14,800	(660)	449	(1,109)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		6,200	(277)	91	(368)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		4,300	(192)	88	(280)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		3,800	(169)	78	(247)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		4,400	(196)	150	(346)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	24,600	489	104	385
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		3,800	63	27	36
Receive	6-Month AUD Bank Bill	6.500%	03/20/2018	DUB		5,200	(38)	(36)	(2)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	4,500	(28)	(68)	40
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	14,300	(27)	46	(73)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		8,600	(16)	30	(46)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		8,100	(8)	61	(69)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		7,500	(7)	60	(67)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		8,600	(134)	(253)	119
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		1,700	(26)	(40)	14
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		16,900	(263)	(386)	123
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		39,100	71	(138)	209
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		11,100	20	(32)	52
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		3,100	37	(32)	69
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		800	(11)	7	(18)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		4,900	(67)	49	(116)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		1,300	19	0	19
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		3,100	46	(2)	48
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		2,000	50	9	41
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		800	20	2	18
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		1,800	267	211	56
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		3,200	474	489	(15)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		5,900	874	828	46
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		2,600	(708)	(357)	(351)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		700	(190)	(90)	(100)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		400	(57)	17	(74)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$5,500	132	376	(244)

See Accompanying Notes	Semiannual Report	September 30, 2008	81

Schedule of Investments  Total Return Fund III  (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$6,600	$(155)	$30	$(185)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	10,300	(84)	(6)	(78)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		1,800	(14)	0	(14)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		1,200	(6)	0	(6)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		4,300	(171)	2	(173)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		400	(17)	0	(17)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		1,400	(60)	0	(60)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		700	(29)	0	(29)
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		$9,800	(108)	0	(108)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		8,100	(83)	3	(86)

							$(2,611)	$1,394	$(4,005)

Interest Rate Cap/Floor Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Cap/ Floor	Cap/ Floor Floating Rate		Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%	)	12/24/2008	JPM	EUR	4,400	$(12)	$(64)	$52

(j)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$190,400	$2,072	$1,526
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	72,200	772	533
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	49,600	528	366
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,200	215	142
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	119,100	1,126	879
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	475,100	4,284	1,875
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	168,900	1,824	857
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	29,900	288	260
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	166,400	1,774	1,228
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	69,900	739	755

							$13,622	$8,421

82	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(k)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Calll - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	186	$104	$113
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	186	105	239

				$209	$352

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$48,400	$1,186	$1,069
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	26,300	844	823
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	16,800	422	344
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,200	366	312
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	16,500	546	460
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,400	211	178
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	39,700	1,241	1,107
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	159,100	4,108	2,862
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	56,300	1,698	1,131
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	13,000	287	277
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	55,400	1,797	1,544
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	23,300	713	749

							$13,419	$10,856

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	2,398	$479,200	$12,854
Sales	2,303	169,300	6,695
Closing Buys	0	(176,100)	(1,676)
Expirations	(4,100)	0	(4,076)
Exercised	(229)	0	(169)

Balance at 09/30/2008	372	$472,400	$13,628

(l)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	6.000%	06/01/2038	$7,000	$7,110	$7,110
U.S. Treasury Notes	2.000%	02/28/2010	14,500	14,476	14,552
U.S. Treasury Notes	2.125%	01/31/2010	21,600	21,610	21,756

See Accompanying Notes	Semiannual Report	September 30, 2008	83

Schedule of Investments  Total Return Fund III  (Cont.)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
U.S. Treasury Notes	2.125%	04/30/2010	$13,700	$13,697	$13,900
U.S. Treasury Notes	2.375%	08/31/2010	35,100	35,356	35,471
U.S. Treasury Notes	2.875%	01/31/2013	31,800	31,899	32,103
U.S. Treasury Notes	3.500%	02/15/2010	7,200	7,385	7,397

				$131,533	$132,289

(6)	Market value includes $528 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	777	04/2009	$0	$(4)	$(4)
Buy		HSBC	780	04/2009	0	(4)	(4)
Buy	AUD	MSC	1,784	10/2008	0	(74)	(74)
Sell		MSC	3,568	10/2008	76	(6)	70
Buy		UBS	1,203	10/2008	0	(83)	(83)
Sell	BRL	BNP	1,290	12/2008	3	0	3
Buy		BOA	34,677	12/2008	0	(559)	(559)
Sell		HSBC	12,304	12/2008	298	0	298
Sell		JPM	1,757	12/2008	50	0	50
Buy		MSC	55,053	12/2008	0	(3,560)	(3,560)
Sell		MSC	21,890	12/2008	685	0	685
Sell		UBS	10,830	12/2008	288	0	288
Buy	CLP	MSC	234,969	12/2008	0	(62)	(62)
Buy		JPM	177,894	05/2009	0	(56)	(56)
Buy	CNY	BCLY	3,546	11/2008	0	(8)	(8)
Buy		BOA	2,648	11/2008	0	(6)	(6)
Buy		DUB	12,860	11/2008	0	(30)	(30)
Buy		HSBC	2,859	11/2008	0	(7)	(7)
Buy		JPM	13,120	11/2008	0	(29)	(29)
Buy		UBS	2,649	11/2008	0	(6)	(6)
Buy		BCLY	16,221	07/2009	0	(171)	(171)
Buy		DUB	59,088	07/2009	0	(615)	(615)
Buy		HSBC	18,184	07/2009	0	(168)	(168)
Buy		JPM	19,345	07/2009	0	(213)	(213)
Buy	EUR	BCLY	3,680	10/2008	0	(255)	(255)
Buy		BOA	680	10/2008	0	(44)	(44)
Buy		CITI	23,813	10/2008	86	(112)	(26)
Sell		CITI	21,808	10/2008	0	(71)	(71)
Buy		DUB	717	10/2008	0	(39)	(39)
Buy		GSC	3,375	10/2008	0	(186)	(186)
Buy		HSBC	1,020	10/2008	0	(66)	(66)
Buy		JPM	272	10/2008	0	(19)	(19)
Buy		MSC	340	10/2008	0	(24)	(24)
Sell		UBS	33,898	10/2008	1,890	0	1,890
Buy	GBP	BOA	531	10/2008	0	(40)	(40)
Buy		UBS	7,303	10/2008	0	(565)	(565)
Sell		UBS	28,236	11/2008	974	0	974
Buy	IDR	DUB	5,341,000	10/2008	3	0	3
Buy		HSBC	7,608,000	10/2008	4	0	4
Buy	INR	BCLY	54,117	11/2008	0	(113)	(113)
Buy		JPM	41,050	11/2008	0	(85)	(85)
Sell		JPM	16,772	11/2008	9	0	9
Buy	KWD	HSBC	118	04/2009	0	(14)	(14)
Buy	MXN	BCLY	73	11/2008	0	0	0
Sell		BCLY	169	11/2008	1	0	1

84	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	HSBC	48	11/2008	$0	$0	$0
Buy		JPM	48	11/2008	0	0	0
Buy	MYR	BCLY	9,464	11/2008	0	(184)	(184)
Buy		BOA	1,856	11/2008	0	(34)	(34)
Buy		DUB	1,854	11/2008	0	(34)	(34)
Buy		HSBC	1,863	11/2008	0	(33)	(33)
Buy		JPM	1,656	11/2008	0	(29)	(29)
Buy		JPM	9,348	02/2009	0	(184)	(184)
Buy	PHP	HSBC	93,000	11/2008	0	(129)	(129)
Buy		JPM	92,700	11/2008	0	(112)	(112)
Buy		BCLY	21,400	02/2009	0	(22)	(22)
Buy		DUB	10,400	02/2009	0	(14)	(14)
Buy		HSBC	25,810	02/2009	0	(28)	(28)
Buy	PHP	JPM	36,379	02/2009	0	(29)	(29)
Buy		MLP	8,200	02/2009	0	(11)	(11)
Buy		MSC	28,800	02/2009	0	(33)	(33)
Buy		RBS	8,000	02/2009	0	(11)	(11)
Buy		LEH	5,400	12/2010	0	(6)	(6)
Sell		LEH	5,400	12/2010	0	(3)	(3)
Sell	RUB	BCLY	2,990	11/2008	3	0	3
Buy		DUB	114,396	11/2008	0	(183)	(183)
Sell		HSBC	111,406	11/2008	399	0	399
Buy		JPM	111,406	05/2009	0	(393)	(393)
Sell		UBS	111,406	05/2009	351	0	351
Buy	SAR	HSBC	798	04/2009	0	(3)	(3)
Buy		JPM	796	04/2009	0	(3)	(3)
Buy	SGD	BCLY	3,680	11/2008	0	(120)	(120)
Sell		BCLY	1,019	11/2008	1	0	1
Buy		BOA	3,573	11/2008	0	(138)	(138)
Buy		CITI	4,765	11/2008	0	(69)	(69)
Buy		DUB	3,693	11/2008	0	(125)	(125)
Buy		JPM	6,163	11/2008	0	(119)	(119)
Sell		JPM	1,020	11/2008	1	0	1
Sell		MSC	1,020	11/2008	1	0	1
Buy		UBS	3,561	11/2008	0	(137)	(137)
Sell		UBS	1,020	11/2008	1	0	1
Sell	ZAR	HSBC	3,566	12/2008	24	0	24
Buy		UBS	3,566	12/2008	1	0	1

					$5,149	$(9,480)	$(4,331)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008

Investments, at value	$0	$2,924,756	$6,296	$2,931,052
Short Sales, at value	0	(131,854)	0	(131,854)
Other Financial Instruments++	16,397	(30,615)	(450)	(14,668)

Total	$16,397	$2,762,287	$5,846	$2,784,530

See Accompanying Notes	Semiannual Report	September 30, 2008	85

Schedule of Investments  Total Return Fund III  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008

Investments, at value	$661	$5,702	$117	$0	$(184)	$0	$6,296
Other Financial Instruments++	(588)	0	0	0	(327)	465	(450)

Total	$73	$5,702	$117	$0	$(511)	$465	$5,846

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

86	PIMCO Funds	Total Return Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Class P shares (the “Institutional Classes”) of three funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of

Semiannual Report	September 30, 2008	87

Notes to Financial Statements  (Cont.)

any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(p), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the

88	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2008

value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Semiannual Report	September 30, 2008	89

Notes to Financial Statements  (Cont.)

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Funds, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or

90	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2008

loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the

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Notes to Financial Statements  (Cont.)

underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(o) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows,

92	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2008

assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced

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Notes to Financial Statements  (Cont.)

obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indicies to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default

94	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2008

swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

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Notes to Financial Statements  (Cont.)

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(q) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2008, the Total Return Fund had $857,541 in unfunded loan commitments outstanding.

(r) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.

96	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2008

Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are

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Notes to Financial Statements  (Cont.)

subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(s) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

98	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2008

(t) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statements of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statements of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

Semiannual Report	September 30, 2008	99

Notes to Financial Statements  (Cont.)

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class		Administrative Class		A, B and C Classes	Class D	Class P		Class R
Total Return Fund	0.25%	0.18%	(1)	0.18%	(1)	0.40%	0.25%	0.28%	(2)	0.40%
Total Return Fund II	0.25%	0.25%		0.25%		N/A	N/A	N/A		N/A
Total Return Fund III	0.25%	0.25%		0.25%		N/A	N/A	N/A		N/A
(1)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.21% per annum.
(2)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.31% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

100	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2008

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2008, AGID received $2,155,855 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Semiannual Report	September 30, 2008	101

Notes to Financial Statements  (Cont.)

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$268,927	$0

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

102	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2008

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Total Return Fund	$235,167,338	$209,841,162	$17,482,612	$7,666,781
Total Return Fund II	3,774,638	3,438,671	292,195	127,623
Total Return Fund III	3,994,395	3,537,862	128,475	112,393

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,396,234	$14,950,946	2,220,980	$23,592,253
Administrative Class	412,952	4,421,456	957,684	10,121,711
Class P	21,135	224,255	0	0
Other Classes	738,751	7,902,772	816,265	8,694,770

Issued as reinvestment of distributions
Institutional Class	171,316	1,823,107	337,852	3,572,546
Administrative Class	49,470	526,491	100,630	1,063,456
Class P	117	1,213	0	0
Other Classes	42,747	454,698	77,967	824,381

Cost of shares redeemed
Institutional Class	(984,875)	(10,493,050)	(1,507,212)	(15,891,558)
Administrative Class	(383,698)	(4,086,358)	(735,321)	(7,759,923)
Class P	(322)	(3,421)	0	0
Other Classes	(337,793)	(3,607,478)	(660,831)	(6,910,108)
Net increase resulting from Fund share transactions	1,126,034	$12,114,631	1,608,014	$17,307,528

Semiannual Report	September 30, 2008	103

Notes to Financial Statements  (Cont.)

	Total Return Fund II
	Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	47,507	$486,310	50,481	$506,013
Administrative Class	1,490	15,351	2,052	20,682
Class P	0	0	0	0
Other Classes	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	4,860	49,534	9,511	95,330
Administrative Class	164	1,674	411	4,115
Class P	0	0	0	0
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(36,419)	(370,375)	(49,523)	(493,489)
Administrative Class	(2,666)	(26,939)	(3,564)	(36,160)
Class P	0	0	0	0
Other Classes	0	0	0	0
Net increase resulting from Fund share transactions	14,936	$155,555	9,368	$96,491

	Total Return Fund III
	Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	29,752	$280,958	46,460	$434,478
Administrative Class	398	3,730	1,378	12,923
Class P	0	0	0	0
Other Classes	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	5,338	49,768	11,403	106,542
Administrative Class	57	531	98	922
Class P	0	0	0	0
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(25,755)	(239,603)	(40,460)	(376,983)
Administrative Class	(404)	(3,805)	(487)	(4,496)
Class P	0	0	0	0
Other Classes	0	0	0	0
Net increase resulting from Fund share transactions	9,386	$91,579	18,392	$173,386

104	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2008

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the

Semiannual Report	September 30, 2008	105

Notes to Financial Statements  (Cont.)

District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
Total Return Fund	$1,196,768	$(7,658,947)	$(6,462,179)
Total Return Fund II	16,056	(129,913)	(113,857)
Total Return Fund III	14,046	(160,339)	(146,293)
(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, passive foreign investment companies and interest only basis adjustments.

106	PIMCO Funds	Total Return Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	GSC	Goldman Sachs & Co.
AIG	AIG International, Inc.	HSBC	HSBC Bank USA
BOA	Bank of America	JPM	JPMorgan Chase & Co.
BCLY	Barclays Bank PLC	LEH	Lehman Brothers, Inc.
BEAR	Bear Stearns & Co., Inc.	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	MSC	Morgan Stanley
BSN	Bank of Nova Scotia	RBC	Royal Bank of Canada
CITI	Citigroup, Inc.	RBS	Royal Bank of Scotland Group PLC
CSFB	Credit Suisse First Boston	UBS	UBS Warburg LLC
DUB	Deutsche Bank AG	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	KWD	Kuwaiti Dinar
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian New Sol
CLP	Chilean Peso	PHP	Philippine Peso
CNY	Chinese Renminbi	PLN	Polish Zloty
COP	Colombian Peso	RON	Romanian New Leu
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SAR	Saudi Riyal
EGP	Egyptian Pound	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	SKK	Slovakian Koruna
HKD	Hong Kong Dollar	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish New Lira
IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
ILS	Israeli Shekel	UAH	Ukrainian Hryvnia
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	UYU	Uruguayan Peso
KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	ICEX	Iceland Stock Exchange
CBOE	Chicago Board Options Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter

Semiannual Report	September 30, 2008	107

GLOSSARY: (abbreviations that may be used in the preceding statements)  (Cont.)

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGTR	Dow Jones-AIG Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	DWRTT	Dow Jones Wilshire REIT Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	EAFE	Europe, Australasia, and Far East Stock Index
CDX.HY	Credit Derivatives Index - High Yield	eRAFI	enhanced Research Affiliates Fundamental Index
CDX.IG	Credit Derivatives Index - Investment Grade	GSCI	Goldman Sachs Commodity Index Total Return
CDX.NA	Credit Derivatives Index - North America	HICP	Harmonized Index of Consumer Prices
CDX.XO	Credit Derivatives Index - Crossover	LCDX	Liquid Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CPI	Consumer Price Index	UKRPI	United Kingdom Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	GTD	Guaranteed
AGC	Assured Guaranty Corp.	HUD	U.S. Department of Housing and Urban Development
AMBAC	American Municipal Bond Assurance Corp.	ICR	Insured Custodial Receipts
BHAC	Berkshire Hathaway Assurance Corporation	IBC	Insured Bond Certificate
CM	California Mortgage Insurance	MAIA	Michigan Association of Insurance Agents
CR	Custodial Receipts	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	JSC	Joint Stock Company
BRIBOR	Brastislava Interbank Offered Rate	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security
CMBS	Collateralized Mortgage-Backed Security	MSCI	Morgan Stanley Capital International
CMM	Constant Maturity Mortgage Rate	PRIBOR	Prague Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
FFR	Federal Funds Rate	STIBOR	Stockholm Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
ISDA	International Swaps and Derivatives Association, Inc.	WIBOR	Warsaw Interbank Offered Rate
JIBOR	Johannesburg Interbank Offered Rate	WTI	West Texas Intermediate

108	PIMCO Funds	Total Return Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Semiannual Report	September 30, 2008	109

Privacy Policy (Cont.)	(Unaudited)

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

110	PIMCO Funds	Total Return Funds

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined

Semiannual Report	September 30, 2008	111

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

that the Funds’ Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In

112	PIMCO Funds	Total Return Funds

considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

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Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s

114	PIMCO Funds	Total Return Funds

performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also

Semiannual Report	September 30, 2008	115

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

116	PIMCO Funds	Total Return Funds

Other Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-25497-05

Item 2.	Code of Ethics.

The information required by this item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services. The information required by this item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the Total Return Fund) is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the Total Return Fund in its semiannual reports to shareholders for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

September 30, 2008

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.5%
Allied Waste North America, Inc.
2.362% due 03/28/2014	$3,629	$3,507
3.980% due 03/28/2014	239	230
5.430% due 03/28/2014	1,657	1,601
5.550% due 03/28/2014	3,163	3,056
Community Health Systems, Inc.
4.000% due 07/25/2014	974	858
5.060% due 07/25/2014	14,455	12,720
5.954% due 07/25/2014	4,599	4,047
CSC Holdings, Inc.
4.569% due 03/30/2013	37,116	32,874
Daimler Finance North America LLC
6.820% due 08/03/2012	521,643	354,326
DaVita, Inc.
3.970% due 10/05/2012	11,379	10,310
3.980% due 10/05/2012	1,075	974
4.300% due 10/05/2012	8,370	7,583
4.320% due 10/05/2012	629	570
First Data Corp.
5.551% due 09/24/2014	64	55
5.552% due 09/24/2014	931	800
Ford Motor Co.
5.490% due 12/16/2013	21,561	14,261
Freescale Semiconductor, Inc.
4.236% due 12/01/2013	2,962	2,414
Fresenius Medical Care Capital Trust
4.167% due 03/22/2013	26	24
4.176% due 03/22/2013	394	370
4.185% due 03/22/2013	52	49
4.438% due 03/22/2013	182	171
General Motors Corp.
5.162% due 11/29/2013	34,465	22,661
Georgia-Pacific Corp.
4.219% due 12/20/2012	2,372	2,102
4.551% due 12/20/2012	2,667	2,363
4.567 % due 12/20/2012	33,413	29,609
HCA, Inc.
4.801% due 11/18/2012	17,130	15,066
6.012% due 11/18/2013	4,962	4,364
Health Management Associates, Inc.
5.512% due 02/28/2014	4,716	3,997
Idearc, Inc.
3.970% due 11/17/2013	3,960	2,531
4.300% due 11/17/2013	11,040	7,054
Las Vegas Sands Corp.
4.560% due 05/23/2014	39,204	29,844
5.520% due 05/23/2014	9,900	7,536
Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	31,185	22,266
Mylan Laboratories, Inc.
5.750% due 10/02/2014	4,081	3,806
7.062% due 10/02/2014	5,869	5,472
NRG Energy, Inc.
2.701% due 02/01/2013	11,553	10,208
5.262% due 02/01/2013	12,299	10,868
RH Donnelley Corp.
6.750% due 06/30/2011	3,892	3,460
Sensata Technologies BV
4.412% due 04/27/2013	13	11
4.543% due 04/27/2013	4,924	4,147
Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014	2,805	2,378
6.302% due 10/10/2014	17,879	15,155
7.262% due 10/10/2014	211	178
Yell Group PLC
4.469% due 02/10/2013	33,000	28,490

Total Bank Loan Obligations (Cost $901,831)		684,366

CORPORATE BONDS & NOTES 26.3%

Banking & Finance 19.9%

ABX Financing Co.
5.750% due 10/15/2016	10,000	9,289
ACE INA Holdings, Inc.
5.700% due 02/15/2017	50	46
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	250	164
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	7,562
Alliance & Leicester PLC
2.861% due 01/19/2011	23,000	21,925
Allstate Corp.
6.125% due 12/15/2032	150	126
6.125% due 05/15/2037	1,500	1,102
Allstate Life Global Funding Trusts
3.250% due 03/23/2009	50,000	49,807
5.375% due 04/30/2013	165,800	160,214
American Express Bank FSB
2.507% due 06/12/2009	18,100	17,856
5.500% due 04/16/2013	236,100	216,296
6.000% due 09/13/2017	309,400	258,822
American Express Centurion Bank
2.507% due 06/12/2009	23,000	22,231
2.657% due 12/17/2009	5,000	4,717
2.808% due 04/17/2009	89,100	86,777
6.000% due 09/13/2017	309,400	259,331
American Express Co.
5.250% due 09/12/2011	600	560
5.500% due 09/12/2016	150	128
6.150% due 08/28/2017	53,500	45,600
7.000% due 03/19/2018	203,500	179,902
American Express Credit Corp.
2.546% due 03/02/2009	2,480	2,428
2.547% due 04/06/2009	20,300	19,779
3.080% due 12/19/2008	10,000	9,957
5.875% due 05/02/2013	153,600	141,704
American Express Travel Related Services Co., Inc.
2.686% due 06/01/2011	50,000	46,665
American General Finance Corp.
3.087% due 08/17/2011	21,640	12,929
5.375% due 10/01/2012	200	109
5.400% due 12/01/2015	100	49
6.900% due 12/15/2017	210,400	97,688
American Honda Finance Corp.
2.864% due 05/12/2009	94,600	94,436
2.874% due 03/09/2009	62,280	62,118
American International Group, Inc.
2.538% due 06/16/2009	15,000	9,006
2.833% due 01/29/2010	217,600	141,549
2.895% due 10/18/2011	41,300	24,530
4.950% due 03/20/2012	35,800	22,097
5.050% due 10/01/2015	46,300	25,004
5.375% due 10/18/2011	7,200	4,590
5.450% due 05/18/2017	10,000	5,030
5.850% due 01/16/2018	179,320	90,140
6.250% due 05/01/2036	100,000	46,370
8.175% due 05/15/2058	370,000	59,282
8.250% due 08/15/2018	33,700	19,605
Ameriprise Financial, Inc.
5.350% due 11/15/2010	145	143
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,244
ANZ National International Ltd.
2.842% due 08/07/2009	45,000	44,891
6.200% due 07/19/2013	222,100	220,679
Asian Development Bank
5.820% due 06/16/2028	1,100	1,240
Associates Corp. of North America
7.000% due 02/10/2009	32,500	32,112
7.950% due 02/15/2010	25,500	24,982
8.550% due 07/15/2009	250	246
AXA Financial, Inc.
7.750% due 08/01/2010	100	103
Banco Santander Chile
3.164% due 12/09/2009	56,282	55,273
Bank of America Corp.
2.918% due 11/06/2009	123,500	120,780
2.957% due 02/17/2009	11,000	10,976
3.048% due 10/14/2016	40,000	34,333
3.052% due 02/11/2009	20,000	19,942
3.076% due 09/18/2009	900	895
3.318% due 03/24/2009	47,300	47,142
3.375% due 02/17/2009	150	147
3.889% due 09/25/2009	102,700	100,730
4.750% due 08/15/2013	500	436
5.125% due 11/15/2014	125	113
5.200% due 03/15/2018	100	80
5.650% due 05/01/2018	22,000	18,563
5.750% due 12/01/2017	61,770	52,469
6.000% due 09/01/2017	198,720	171,700
7.250% due 10/15/2025	200	167
7.800% due 02/15/2010	500	492
Bank of America N.A.
2.810% due 02/27/2009	229,600	228,910
2.819% due 06/12/2009	165,460	164,676
2.876% due 12/18/2008	1,200	1,198
3.099% due 06/15/2016	100,760	90,902
3.404% due 05/12/2010	100,000	98,737
6.000% due 10/15/2036	70,100	58,458
6.100% due 06/15/2017	1,600	1,416
Bank of Ireland
3.072% due 12/19/2008	50,100	50,021
Bank of New York Mellon Corp.
6.375% due 04/01/2012	200	202
Bank of Scotland PLC
2.829% due 07/17/2009	102,500	101,884
2.859% due 09/14/2009	1,200	1,165
Bank One Corp.
7.750% due 07/15/2025	200	191
Banque Paribas
6.875% due 03/01/2009	100	102
Barclays Bank PLC
5.450% due 09/12/2012	168,600	168,271
6.050% due 12/04/2017	174,980	163,022
7.434% due 09/29/2049	75,100	61,212
7.700% due 04/29/2049	378,900	333,919
BB&T Corp.
4.750% due 10/01/2012	145	130

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BBVA U.S. Senior SAU
2.859% due 04/17/2009	$200,000	$199,803
Bear Stearns Cos. LLC
2.657% due 01/07/2009	10,000	9,997
2.901% due 08/21/2009	18,850	18,664
2.901% due 02/23/2010	235,325	231,727
2.927% due 05/18/2010	31,400	30,774
2.931% due 10/22/2010	10,000	9,727
2.991% due 02/01/2012	30,000	29,030
2.999% due 11/28/2011	22,150	21,262
3.014% due 08/15/2011	49,490	48,098
3.029% due 01/31/2011	134,900	131,865
3.084% due 09/09/2009	23,980	23,694
3.096% due 01/30/2009	216,300	215,034
3.186% due 07/19/2010	15,700	15,393
3.201% due 11/21/2016	13,706	11,116
3.852% due 03/30/2009	241,450	240,243
4.500% due 10/28/2010	8,215	7,983
4.550% due 06/23/2010	9,175	8,974
5.300% due 10/30/2015	19,000	16,879
5.500% due 08/15/2011	10,300	9,924
5.550% due 01/22/2017	1,060	912
6.400% due 10/02/2017	19,000	17,774
6.950% due 08/10/2012	538,810	544,770
7.250% due 02/01/2018	56,175	54,151
7.625% due 12/07/2009	80	81
Berkshire Hathaway Finance Corp.
3.375% due 10/15/2008	100	100
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,183
BHP Billiton Finance Ltd.
5.125% due 03/29/2012	10,000	9,873
BNP Paribas
5.186% due 06/29/2049	600	460
Boeing Capital Corp.
6.100% due 03/01/2011	300	315
7.375% due 09/27/2010	135	145
C5 Capital SPV Ltd.
6.196% due 12/01/2049	15,000	14,538
C10 Capital SPV Ltd.
6.722% due 12/31/2049	39,500	36,677
Caelus Re Ltd.
9.061% due 06/07/2011	25,000	24,375
Calabash Re Ltd.
13.719% due 01/08/2010	2,650	2,738
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	10,400	10,370
Capital One Financial Corp.
5.700% due 09/15/2011	7,000	6,210
6.750% due 09/15/2017	260,000	229,245
Caterpillar Financial Services Corp.
2.865% due 10/28/2008	400	400
2.867% due 05/18/2009	101,000	100,874
2.887% due 03/10/2009	28,560	28,507
5.450% due 04/15/2018	20	18
Charter One Bank N.A.
2.845% due 04/24/2009	100,000	99,796
Chubb Corp.
6.500% due 05/15/2038	10,000	9,051
CIT Group, Inc.
2.925% due 06/08/2009	82,375	70,448
2.927% due 08/17/2009	18,580	14,952
2.939% due 03/12/2010	26,934	19,435
2.946% due 01/30/2009	230,175	207,388
3.054% due 02/13/2012	340	184
3.075% due 07/28/2011	15,000	9,161
3.212% due 12/19/2008	20,500	20,266
5.000% due 02/01/2015	150	74
6.000% due 02/15/2013	500	185
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	8,283
Citigroup Capital XXI
8.300% due 12/21/2077	263,530	196,415
Citigroup Funding, Inc.
2.805% due 12/08/2008	173,000	172,176
3.190% due 04/23/2009	2,200	2,164
3.476% due 06/26/2009	300	293
3.852% due 05/07/2010	100,900	95,190
Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009	2,400	2,367
2.921% due 08/03/2009	39,980	38,997
3.244% due 01/12/2009	15,200	15,103
Citigroup, Inc.
2.836% due 01/30/2009	135,000	133,584
2.897% due 05/18/2011	100,000	87,996
2.944% due 03/16/2012	17,100	14,482
2.954% due 06/09/2009	102,559	100,771
2.957% due 05/18/2010	212,540	196,223
3.799% due 12/28/2009	143,930	139,321
3.809% due 12/26/2008	40,980	40,696
4.250% due 07/29/2009	300	289
5.000% due 09/15/2014	250	192
5.100% due 09/29/2011	3,000	2,760
5.300% due 10/17/2012	37,800	33,680
5.500% due 08/27/2012	93,000	83,594
5.500% due 04/11/2013	622,220	543,635
5.850% due 07/02/2013	24,300	21,337
5.875% due 02/22/2033	75	49
6.000% due 08/15/2017	66,300	56,257
6.125% due 11/21/2017	100,250	85,101
6.125% due 05/15/2018	88,400	73,321
6.125% due 08/25/2036	10,000	6,499
6.500% due 08/19/2013	50,000	44,483
7.250% due 10/01/2010	57,934	54,933
CNA Financial Corp.
5.850% due 12/15/2014	20,500	19,200
6.000% due 08/15/2011	25,000	24,968
6.600% due 12/15/2008	200	200
Commonwealth Bank of Australia
2.527% due 06/08/2009	96,300	96,293
Compass Bancshares, Inc.
3.391% due 10/09/2009	35,000	35,014
Countrywide Financial Corp.
2.931% due 01/05/2009	41,000	40,451
3.242% due 05/07/2012	13,000	11,513
3.332% due 12/19/2008	2,930	2,897
3.418% due 03/24/2009	37,670	36,774
4.500% due 06/15/2010	4,000	3,617
5.800% due 06/07/2012	50,185	42,436
6.250% due 05/15/2016	25,000	17,826
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	49,000	42,191
4.125% due 09/15/2009	22,345	20,555
5.625% due 07/15/2009	39,950	37,789
6.250% due 04/15/2009	51,073	49,602
Credit Agricole S.A.
6.637% due 05/29/2049	25,147	16,971
Credit Suisse New York
5.000% due 05/15/2013	200,000	185,525
Credit Suisse USA, Inc.
2.944% due 12/09/2008	26,380	26,209
3.004% due 08/15/2010	41,790	39,864
3.007% due 08/16/2011	11,595	11,298
5.375% due 03/02/2016	250	224
5.500% due 08/16/2011	400	395
5.500% due 08/15/2013	100	93
7.125% due 07/15/2032	40	36
DBS Bank Ltd.
3.027% due 05/16/2017	22,000	18,730
5.000% due 11/15/2019	8,000	7,137
Deutsche Bank AG
4.875% due 05/20/2013	250,000	239,037
6.000% due 09/01/2017	361,100	341,731
DnB NOR Bank ASA
2.858% due 10/13/2009	100	100
East Lane Re Ltd.
8.801% due 05/06/2011	33,600	34,199
Eksportfinans A/S
4.750% due 12/15/2008	150	150
El Paso Performance-Linked Trust
7.750% due 07/15/2011	7,250	7,380
Enron Credit Linked Notes Trust
8.000% due 08/15/2049 (a)	2,320	58
Export-Import Bank of China
4.875% due 07/21/2015	28,200	26,402
Fifth Third Bancorp
6.250% due 05/01/2013	100,000	85,070
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	208	253
Ford Credit de Mexico S.A. de C.V.
4.904% due 03/20/2009	187,000	182,664
Ford Motor Credit Co. LLC
4.361% due 01/15/2010	20,300	16,631
5.625% due 10/01/2008	966	966
5.700% due 01/15/2010	28,600	21,910
5.800% due 01/12/2009	30,699	29,150
7.250% due 10/25/2011	3,900	2,484
7.375% due 02/01/2011	5,100	3,391
7.875% due 06/15/2010	96,828	73,948
8.625% due 11/01/2010	23,300	16,532
Foundation Re II Ltd.
9.557% due 11/26/2010	40,850	40,595
GATX Financial Corp.
6.273% due 06/15/2011	10,355	10,712
General Electric Capital Corp.
2.795% due 10/24/2008	100	100
2.825% due 10/26/2009	200	199
2.831% due 01/05/2009	22,850	22,795
2.849% due 03/12/2010	3,100	3,060
2.851% due 10/06/2010	1,500	1,477
2.856% due 01/20/2010	189,400	188,103
2.859% due 12/12/2008	29,000	28,911
2.862% due 05/10/2010	15,400	15,016
2.874% due 08/15/2011	6,200	6,059
2.885% due 04/28/2011	39,970	39,185
2.896% due 04/30/2009	10,479	10,442
2.939% due 12/15/2009	205,090	203,810
2.941% due 02/02/2009	17,768	17,728
2.989% due 01/08/2016	82,800	76,469
3.174% due 05/05/2026	29,950	25,585
3.250% due 06/15/2009	10,000	9,823

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
3.334% due 06/20/2014	$38,000	$34,654
4.000% due 05/15/2010	100	97
4.125% due 09/01/2009	140	138
4.250% due 06/15/2012	1,596	1,492
5.625% due 05/01/2018	35	30
5.875% due 01/14/2038	531,510	392,083
6.000% due 06/15/2012	675	652
6.125% due 02/22/2011	1,100	1,094
6.375% due 11/15/2067	250,200	202,652
6.750% due 03/15/2032	250	209
8.125% due 05/15/2012	250	253
8.310% due 04/13/2009	42,100	42,672
Genworth Financial, Inc.
6.500% due 06/15/2034	160	125
Genworth Global Funding Trusts
2.879% due 02/10/2009	50,000	49,220
2.944% due 05/15/2012	12,000	11,237
2.979% due 12/15/2010	6,160	5,560
Glitnir Banki HF
3.046% due 04/20/2010	51,800	44,647
3.226% due 01/21/2011	10,000	7,614
3.255% due 01/18/2012	20,000	15,234
GMAC LLC
4.054% due 05/15/2009	123,000	89,008
6.000% due 04/01/2011	15,000	7,111
6.000% due 12/15/2011	100	45
6.500% due 12/15/2018	200	53
6.700% due 06/15/2018	100	28
6.850% due 04/15/2016	200	61
7.000% due 02/15/2018	100	28
7.200% due 10/15/2017	125	35
7.250% due 09/15/2017	200	58
7.375% due 04/15/2018	100	29
Golden West Financial Corp.
4.750% due 10/01/2012	100	77
Goldman Sachs Group, Inc.
2.887% due 11/16/2009	58,230	53,890
2.892% due 11/10/2008	41,000	40,708
3.011% due 03/02/2010	68,584	64,157
3.129% due 07/23/2009	15,570	14,762
3.250% due 12/23/2008	103,000	101,504
3.280% due 06/23/2009	36,000	34,249
3.290% due 12/23/2009	50,000	45,948
3.294% due 12/22/2008	230,675	227,397
3.300% due 06/23/2009	100,400	95,450
3.654% due 03/22/2016	10,000	5,966
3.812% due 03/30/2009	4,700	4,525
3.875% due 01/15/2009	770	756
4.069% due 06/28/2010	28,120	25,096
4.750% due 07/15/2013	500	432
5.000% due 01/15/2011	11,500	10,380
5.250% due 10/15/2013	665	560
5.625% due 01/15/2017	150	107
5.700% due 09/01/2012	2,325	2,005
5.950% due 01/18/2018	290,000	239,643
6.125% due 02/15/2033	20,000	14,440
6.150% due 04/01/2018	304,900	253,959
6.250% due 09/01/2017	417,000	349,677
6.600% due 01/15/2012	1,550	1,447
6.750% due 10/01/2037	293,325	195,915
6.875% due 01/15/2011	100	96
7.350% due 10/01/2009	150	145
Goldman Sachs Group LP
3.502% due 02/09/2009	10,000	9,825
Hartford Life Global Funding Trusts
2.854% due 11/15/2009	10,700	10,449
HBOS Capital Funding LP
6.071% due 06/30/2049	10,000	6,470
HBOS PLC
3.073% due 02/06/2014	100	95
5.920% due 09/29/2049	37,900	22,369
6.657% due 05/29/2049	200	113
6.750% due 05/21/2018	250,000	209,830
HCP, Inc.
5.950% due 09/15/2011	12,350	11,677
6.300% due 09/15/2016	13,000	10,694
Heller Financial, Inc.
7.375% due 11/01/2009	300	303
HSBC Bank USA N.A.
2.949% due 12/14/2009	9,700	9,638
2.957% due 06/10/2009	900	895
5.875% due 11/01/2034	3,000	2,328
HSBC Capital Funding LP
4.610% due 12/31/2049	400	342
9.547% due 12/29/2049	43,400	39,863
10.176% due 12/29/2049	46,160	45,518
10.176% due 12/31/2049	20,000	20,062
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	2,300	1,729
HSBC Finance Corp.
2.846% due 10/21/2009	72,100	68,420
2.899% due 03/12/2010	2,600	2,441
2.954% due 12/05/2008	73,500	73,134
3.041% due 01/15/2014	15,000	12,169
3.052% due 05/10/2010	31,655	29,162
3.087% due 11/16/2009	83,479	82,074
3.152% due 06/19/2009	158,650	153,617
3.241% due 06/01/2016	10,000	7,687
4.750% due 05/15/2009	4,000	3,941
7.000% due 05/15/2012	315	306
HSBC Holdings PLC
6.500% due 05/02/2036	191,500	158,702
6.500% due 09/15/2037	104,000	88,500
7.500% due 07/15/2009	33,000	33,181
IBM International Group Capital LLC
3.133% due 07/29/2009	88,000	86,482
Infrastructure Finance Corp. Ltd. AID Bonds
5.378% due 03/26/2009	2,000	2,014
Inter-American Development Bank
7.375% due 01/15/2010	350	368
International Lease Finance Corp.
3.031% due 05/24/2010	43,180	34,610
3.121% due 07/11/2011	50,000	36,531
3.126% due 04/20/2009	6,500	6,115
3.191% due 01/15/2010	34,630	29,863
4.750% due 07/01/2009	900	743
4.875% due 09/01/2010	160	116
5.250% due 01/10/2013	15,000	9,670
5.350% due 03/01/2012	20,000	14,823
5.400% due 02/15/2012	20,000	14,848
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	5,003
5.950% due 10/15/2013	10,000	5,205
John Deere Capital Corp.
2.851% due 09/01/2009	25,000	24,909
4.950% due 12/17/2012	15	15
5.650% due 07/25/2011	9,000	9,217
7.000% due 03/15/2012	175	184
JPMorgan & Co., Inc. CPI Linked Bond
3.574% due 02/15/2012	600	600
JPMorgan Chase & Co.
2.973% due 10/02/2009	52,700	52,667
2.994% due 03/09/2009	10,000	9,979
3.254% due 12/22/2008	15,200	15,124
3.291% due 06/25/2010	1,300	1,287
3.479% due 06/26/2009	40	40
4.500% due 01/15/2012	4,000	3,772
4.875% due 03/15/2014	645	595
5.250% due 05/01/2015	700	644
5.750% due 01/02/2013	45	43
6.000% due 01/15/2018	147,320	134,569
6.125% due 06/27/2017	15	14
6.400% due 05/15/2038	36,000	31,143
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	317,300	291,323
JPMorgan Chase Capital XV
5.875% due 03/15/2035	75	52
JPMorgan Chase Capital XX
6.550% due 09/29/2036	37,600	27,658
Kaupthing Bank HF
5.750% due 10/04/2011	30,000	23,869
KeyBank N.A.
5.061% due 06/02/2010	283,200	281,948
7.413% due 10/15/2027	87,000	71,626
Keycorp
3.529% due 05/26/2009	55,800	54,612
6.500% due 05/14/2013	100,000	72,052
Kreditanstalt fuer Wiederaufbau
3.250% due 03/30/2009	250	248
Landsbanki Islands HF
3.511% due 08/25/2009	19,800	17,093
6.100% due 08/25/2011	10,000	8,484
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015	175	183
Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	8,000	1,040
2.851% due 12/23/2008 (a)	478,200	62,166
2.878% due 04/03/2009 (a)	166,080	21,590
2.881% due 10/22/2008 (a)	28,100	3,653
2.889% due 01/23/2009 (a)	108,600	14,118
2.907% due 11/16/2009 (a)	25,870	3,363
2.911% due 08/21/2009 (a)	89,000	11,570
2.951% due 05/25/2010 (a)	108,850	14,150
3.011% due 12/23/2010 (a)	100	13
3.950% due 11/10/2009 (a)	100	13
4.000% due 04/16/2019 (a)	90	12
5.625% due 01/24/2013 (a)	141,970	18,456
5.750% due 01/03/2017 (a)	200	1
6.200% due 09/26/2014 (a)	49,670	6,457
6.750% due 12/28/2017 (a)	20,000	100
6.875% due 05/02/2018 (a)	105,600	13,728
7.500% due 05/11/2038 (a)	85,000	425
7.875% due 11/01/2009 (a)	65	8
Lincoln National Corp.
2.899% due 03/12/2010	31,900	31,006
Longpoint Re Ltd.
8.069% due 05/08/2010	87,500	89,040
M&I Marshall & Ilsley Bank
5.250% due 09/04/2012	125	109
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	20,000	18,784

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
MBNA Capital B
3.601% due 02/01/2027	$7,000	$5,717
MBNA Corp.
6.125% due 03/01/2013	100	95
Mellon Bank N.A.
4.750% due 12/15/2014	50	46
Mellon Funding Corp.
5.000% due 12/01/2014	100	86
Merrill Lynch & Co., Inc.
2.885% due 10/27/2008	82,000	81,943
2.886% due 01/30/2009	50,000	48,803
2.894% due 08/14/2009	16,750	16,157
3.004% due 02/15/2011	11,600	9,798
3.014% due 02/05/2010	7,296	6,922
3.044% due 06/05/2012	18,000	14,910
3.048% due 02/06/2009	78,400	76,960
3.234% due 12/22/2008	100,200	96,899
3.251% due 01/15/2015	21,000	15,387
3.519% due 06/26/2009	5,000	4,810
4.250% due 02/08/2010	2,000	1,901
5.000% due 01/15/2015	200	164
5.054% due 05/12/2010	121,700	117,440
6.050% due 08/15/2012	448,500	420,917
6.220% due 09/15/2026	115	86
6.400% due 08/28/2017	168,800	146,235
6.750% due 06/01/2028	115	90
6.875% due 04/25/2018	509,200	451,270
MetLife, Inc.
5.375% due 12/15/2012	200	193
6.400% due 12/15/2036	69,900	43,595
Metropolitan Life Global Funding I
5.125% due 11/09/2011	4,325	4,402
Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049	200	172
Monumental Global Funding II
3.254% due 09/22/2009	1,800	1,786
Monumental Global Funding Ltd.
3.199% due 06/15/2011	60,000	57,652
5.500% due 04/22/2013	51,900	50,769
Morgan Stanley
2.597% due 05/07/2010	41,745	28,032
2.852% due 05/07/2009	2,900	2,515
2.881% due 01/15/2010	74,590	57,538
2.902% due 05/07/2010	48,300	33,375
2.912% due 02/09/2009	141,785	123,577
3.031% due 01/22/2009	302,300	294,187
3.035% due 01/18/2011	600	391
3.071% due 01/15/2010	6,600	4,957
3.091% due 01/09/2014	4,280	2,749
3.235% due 10/18/2016	60,000	39,174
3.271% due 10/15/2015	10,220	5,583
4.250% due 05/15/2010	2,500	2,032
4.750% due 04/01/2014	460	244
4.904% due 05/14/2010	336,000	245,400
5.375% due 10/15/2015	500	310
5.625% due 01/09/2012	1,000	698
5.750% due 08/31/2012	370,000	261,162
6.250% due 08/28/2017	200	124
6.250% due 08/09/2026	225	138
6.600% due 04/01/2012	1,490	1,083
6.625% due 04/01/2018	500	331
6.750% due 04/15/2011	200	148
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	24,845
Mystic Re Ltd.
9.111% due 12/05/2008	4,250	4,249
11.811% due 12/05/2008	32,100	32,100
12.811% due 06/07/2011	12,200	12,471
National Australia Bank Ltd.
2.858% due 09/11/2009	300	299
3.252% due 02/08/2010	15,900	15,887
3.252% due 06/19/2017	75,000	66,986
3.510% due 06/23/2014	25,250	24,819
3.999% due 06/29/2016	10,000	9,089
5.350% due 06/12/2013	185,200	178,101
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	140	145
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	13,418
Nationwide Life Global Funding I
3.009% due 05/19/2010	20,500	20,461
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	25,259
Northern Rock PLC
2.952% due 11/10/2008	10,000	9,965
ORIX Corp.
5.480% due 11/22/2011	20,000	18,389
Osiris Capital PLC
5.641% due 01/15/2010	12,600	12,497
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	25,000	25,045
Petroleum Export Ltd.
5.265% due 06/15/2011	21,643	21,445
Philip Morris Capital Corp.
7.500% due 07/16/2009	16,872	16,876
PMI Group, Inc.
6.000% due 09/15/2016	24,200	14,999
PNC Bank N.A.
3.194% due 08/05/2009	85,000	84,660
PNC Funding Corp.
5.125% due 12/14/2010	150	149
Popular North America, Inc.
3.191% due 04/06/2009	25,000	24,901
Premium Asset Trust
3.039% due 10/08/2009	44,950	42,251
Principal Life Income Funding Trusts
5.100% due 04/15/2014	100	97
5.300% due 04/24/2013	148,600	148,282
5.550% due 04/27/2015	237,300	235,887
Progressive Corp.
6.700% due 06/15/2037	200	163
Prudential Financial, Inc.
6.000% due 12/01/2017	40,000	35,716
6.100% due 06/15/2017	100	93
6.625% due 12/01/2037	5,400	4,536
Rabobank Capital Funding II
5.260% due 12/31/2049	11,120	10,304
Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,120	1,829
Rabobank Nederland NV
2.791% due 04/06/2009	7,650	7,645
2.811% due 01/15/2009	81,200	81,146
RBS Capital Trust I
4.709% due 12/29/2049	500	411
Regions Bank
7.500% due 05/15/2018	200,000	158,791
Regions Financial Corp.
6.375% due 05/15/2012	125	109
Republic New York Corp.
7.750% due 05/15/2009	4,375	4,369
Residential Reinsurance 2007 Ltd.
8.811% due 06/07/2010	12,500	12,524
9.561% due 06/06/2011	16,000	16,195
10.061% due 06/07/2010	12,500	12,773
10.561% due 06/07/2010	12,500	12,563
13.061% due 06/07/2010	1,500	1,547
Resona Bank Ltd.
5.850% due 09/29/2049	37,950	27,935
Royal Bank of Canada
3.875% due 05/04/2009	50	50
5.650% due 07/20/2011	125	128
Royal Bank of Scotland Group PLC
5.000% due 10/01/2014	200	197
6.990% due 10/29/2049	91,500	68,253
7.640% due 03/31/2049	83,100	61,966
7.648% due 08/31/2049	10,195	8,382
9.118% due 03/31/2049	88,400	85,762
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	204,800	191,093
Santander U.S. Debt S.A. Unipersonal
2.820% due 11/20/2008	80,300	80,128
2.846% due 10/21/2008	43,100	43,065
2.858% due 02/06/2009	92,600	92,350
2.874% due 11/20/2009	160,000	158,507
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,868
5.100% due 06/15/2015	200	177
5.600% due 09/01/2011	5,000	4,945
SLM Corp.
2.940% due 07/27/2009	184,790	162,686
2.959% due 12/15/2008	10,000	9,912
2.960% due 07/26/2010	4,755	3,608
3.000% due 01/26/2009	115,250	107,195
3.019% due 03/15/2011	62,970	41,121
3.030% due 10/25/2011	38,000	24,261
3.100% due 01/27/2014	1,390	794
4.000% due 01/15/2009	10,500	8,610
4.000% due 01/15/2010	6,500	5,105
5.125% due 08/27/2012	3,150	2,049
5.375% due 01/15/2013	12,920	8,470
5.400% due 10/25/2011	2,020	1,415
8.450% due 06/15/2018	40,000	27,228
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	120,700	86,789
State Street Capital Trust III
8.250% due 12/29/2049	300	294
State Street Capital Trust IV
3.819% due 06/15/2037	30,700	20,327
State Street Corp.
7.650% due 06/15/2010	175	181
Suffield Clo Ltd.
4.121% due 09/26/2014	3,500	3,448
Sun Life Financial Global Funding LP
2.951% due 07/06/2011	27,000	26,093
3.041% due 07/06/2010	25,000	24,652
SunTrust Bank
2.921% due 05/21/2012	4,050	3,816
6.375% due 04/01/2011	200	194
Svensk ExportKredit AB
4.875% due 09/29/2011	125	130
5.125% due 03/01/2017	75	78

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
TD North America LP
3.039% due 10/15/2009	$6,000	$6,001
Textron Financial Corp.
2.892% due 11/07/2008	16,500	16,467
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	31,145
7.500% due 03/13/2013	50,000	39,750
Toll Brothers Finance Corp.
5.950% due 09/15/2013	10,000	9,184
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	510
5.500% due 12/15/2008	100	100
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	25,000	22,775
8.700% due 08/07/2018	74,300	66,572
Travelers Cos., Inc.
6.250% due 06/15/2037	125	108
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	68
6.375% due 03/15/2033	33	29
TXU Eastern Funding Co.
6.450% due 05/15/2049 (a)	15,270	993
U.S. Bancorp
3.191% due 02/04/2010	40	40
3.739% due 04/28/2009	50,000	49,734
4.500% due 07/29/2010	150	153
U.S. Bank N.A.
6.375% due 08/01/2011	3,000	3,033
UBS AG
5.750% due 04/25/2018	133,350	116,185
5.875% due 12/20/2017	143,300	127,457
UBS Paine Webber Group, Inc.
7.625% due 12/01/2009	100	103
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	56,967
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	8,018
UBS Preferred Funding Trust V
6.243% due 05/12/2049	20,000	15,424
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	4,933
Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	98,900	98,823
Unilever Capital Corp.
7.125% due 11/01/2010	100	107
USB Capital IX
6.189% due 04/15/2049	30,600	15,001
USB Realty Corp.
6.091% due 12/22/2049	38,000	17,492
Ventas Realty LP
8.750% due 05/01/2009	30,150	30,301
Wachovia Bank N.A.
2.811% due 02/23/2009	90,900	86,414
2.871% due 05/25/2010	21,100	16,962
2.881% due 12/02/2010	125,700	94,671
3.250% due 03/23/2009	148,950	140,156
4.875% due 02/01/2015	300	178
5.600% due 03/15/2016	19,800	11,754
6.600% due 01/15/2038	10,000	5,927
Wachovia Capital Trust III
5.800% due 03/15/2042	20	8
Wachovia Corp.
2.846% due 10/28/2008	57,015	56,725
2.861% due 12/01/2009	165,620	144,239
2.939% due 03/15/2011	36,600	26,935
2.961% due 06/01/2010	17,600	13,613
3.161% due 10/15/2016	30,570	13,767
4.875% due 02/15/2014	20,000	12,289
5.300% due 10/15/2011	46,000	38,432
5.500% due 05/01/2013	30,279	25,075
5.625% due 10/15/2016	91,600	57,146
5.700% due 08/01/2013	18,000	14,191
5.750% due 06/15/2017	22,000	16,536
5.750% due 02/01/2018	406,720	305,625
Wachovia Mortgage FSB
2.859% due 09/14/2009	45,985	45,578
4.125% due 12/15/2009	100	88
Wells Fargo & Co.
2.888% due 01/12/2011	10,000	9,916
2.919% due 09/15/2009	34,930	34,735
3.270% due 03/23/2010	100,180	99,297
3.552% due 05/01/2033	2,700	2,713
4.375% due 01/31/2013	100,000	92,011
5.000% due 11/15/2014	100	92
5.125% due 09/01/2012	300	289
Wells Fargo Bank N.A.
4.750% due 02/09/2015	30,000	27,025
Wells Fargo Capital X
5.950% due 12/15/2036	10,400	8,577
Wells Fargo Capital XIII
7.700% due 12/29/2049	170,000	148,359
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	4,000	3,988
XL Capital Finance Europe PLC
6.500% due 01/15/2012	10,000	9,617
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	10,975
5.800% due 11/15/2016	100	90

		25,834,835

Industrials 4.8%

Aetna, Inc.
6.500% due 09/15/2018	12,000	11,833
Alcoa, Inc.
6.000% due 07/15/2013	25,000	24,555
6.750% due 07/15/2018	35,000	33,654
America Movil SAB de C.V.
5.625% due 11/15/2017	25	24
America West Airlines, Inc.
6.870% due 01/02/2017	1,321	1,132
American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	12,643	12,019
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	9,693
Amgen, Inc.
2.889% due 11/28/2008	203,596	203,051
6.150% due 06/01/2018	4,500	4,402
6.900% due 06/01/2038	900	873
Anadarko Petroleum Corp.
3.219% due 09/15/2009	21,580	21,331
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	9,100	7,829
Apache Corp.
7.950% due 04/15/2026	150	159
AstraZeneca PLC
5.900% due 09/15/2017	69,000	68,010
6.450% due 09/15/2037	73,800	70,600
Atlantic Richfield Co.
5.900% due 04/15/2009	100	101
AutoZone, Inc.
4.750% due 11/15/2010	200	198
5.500% due 11/15/2015	10,050	9,407
6.500% due 01/15/2014	30,000	29,705
7.125% due 08/01/2018	15,000	15,178
Avon Products, Inc.
5.125% due 01/15/2011	10,000	9,989
Baker Hughes, Inc.
6.875% due 01/15/2029	100	105
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	139
Boeing Co.
8.750% due 08/15/2021	50	59
Boston Scientific Corp.
6.000% due 06/15/2011	10,000	9,500
BP Canada Finance Co.
3.625% due 01/15/2009	500	499
Brown-Forman Corp.
2.891% due 04/01/2010	14,000	13,805
Brunswick Corp.
9.750% due 08/15/2013	18,000	18,409
Canadian National Railway Co.
6.250% due 08/01/2034	100	93
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	35	31
6.250% due 03/15/2038	20,000	15,432
6.500% due 02/15/2037	25,000	20,038
Cardinal Health, Inc.
5.800% due 10/15/2016	13,000	12,163
Caterpillar, Inc.
5.700% due 08/15/2016	100	99
6.050% due 08/15/2036	100	90
7.250% due 09/15/2009	200	205
CBS Corp.
5.625% due 08/15/2012	15,000	14,136
Cisco Systems, Inc.
2.892% due 02/20/2009	73,800	73,708
5.250% due 02/22/2011	500	511
5.500% due 02/22/2016	100	96
Citic Resources Finance Ltd.
6.750% due 05/15/2014	14,000	10,675
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	158,170	159,356
Clear Channel Communications, Inc.
4.250% due 05/15/2009	2,960	2,797
CODELCO, Inc.
6.150% due 10/24/2036	23,100	20,562
Colgate-Palmolive Co.
5.980% due 04/25/2012	150	153
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	300	315
Comcast Cable Communications LLC
7.125% due 06/15/2013	400	404
Comcast Corp.
3.088% due 07/14/2009	10,000	9,787
5.300% due 01/15/2014	26,500	24,306
5.850% due 01/15/2010	420	423
5.850% due 11/15/2015	325	300
5.900% due 03/15/2016	5,000	4,587
6.450% due 03/15/2037	22,000	17,752
7.050% due 03/15/2033	125	112

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
Commercial Metals Co.
7.350% due 08/15/2018	$13,000	$12,297
ConocoPhillips
5.900% due 10/15/2032	300	272
ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009	164,996	163,402
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	7,975
6.820% due 05/01/2018	4,904	4,374
7.056% due 09/15/2009	40,459	39,751
7.487% due 10/02/2010	1,215	1,166
7.707% due 10/02/2022	2,774	2,442
Costco Wholesale Corp.
5.500% due 03/15/2017	100	99
Cox Communications, Inc.
6.450% due 12/01/2036	5,000	4,212
CRH America, Inc.
8.125% due 07/15/2018	10,000	9,827
CSX Corp.
6.750% due 03/15/2011	10,000	10,227
CVS Caremark Corp.
3.111% due 06/01/2010	129,200	123,782
5.750% due 08/15/2011	16,000	16,264
6.125% due 08/15/2016	6,745	6,527
Daimler Finance North America LLC
3.169% due 03/13/2009	300	299
3.241% due 08/03/2009	30,040	29,911
3.249% due 03/13/2009	116,950	116,457
3.331% due 10/31/2008	10,953	10,879
4.875% due 06/15/2010	10,000	9,961
5.750% due 09/08/2011	25,000	24,728
5.875% due 03/15/2011	20,000	19,947
6.500% due 11/15/2013	12,000	11,723
Dell, Inc.
4.700% due 04/15/2013	149,700	144,339
5.650% due 04/15/2018	77,170	70,990
6.500% due 04/15/2038	95,000	83,315
Diageo Capital PLC
5.500% due 09/30/2016	50	48
Dow Chemical Co.
5.970% due 01/15/2009	50	50
Eastman Kodak Co.
7.250% due 11/15/2013	890	837
Eaton Corp.
2.882% due 08/10/2009	25,000	24,938
Eaton Vance Corp.
6.500% due 10/02/2017	21,100	20,713
EchoStar DBS Corp.
5.750% due 10/01/2008	185,684	185,684
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010	200	199
4.750% due 11/15/2012	175	171
5.000% due 01/15/2013	300	297
5.250% due 12/15/2016	10,000	9,405
El Paso Corp.
6.375% due 02/01/2009	30,230	30,455
6.750% due 05/15/2009	128,435	127,990
7.000% due 05/15/2011	12,000	12,038
7.750% due 06/15/2010	11,500	11,696
7.750% due 01/15/2032	89,490	75,195
7.800% due 08/01/2031	10,475	8,860
7.875% due 06/15/2012	19,600	19,385
8.050% due 10/15/2030	9,100	7,922
9.625% due 05/15/2012	12,700	13,246
10.750% due 10/01/2010	24,700	26,066
El Paso Natural Gas Co.
8.375% due 06/15/2032	7,220	6,938
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,640	2,683
Emerson Electric Co.
4.500% due 05/01/2013	95	94
Enbridge Energy Partners LP
5.875% due 12/15/2016	50	46
Enbridge, Inc.
4.900% due 03/01/2015	50	45
EnCana Corp.
6.300% due 11/01/2011	10,000	10,199
Enterprise Products Operating LP
4.950% due 06/01/2010	50	50
7.500% due 02/01/2011	10,000	10,307
FedEx Corp.
3.500% due 04/01/2009	14,350	14,242
Gannett Co., Inc.
5.750% due 06/01/2011	6,200	6,020
Gaz Capital S.A.
6.212% due 11/22/2016	37,600	29,827
7.288% due 08/16/2037	43,000	30,745
7.343% due 04/11/2013	49,900	45,409
7.510% due 07/31/2013	35,000	34,022
8.146% due 04/11/2018	181,100	159,368
8.625% due 04/28/2034	164,000	153,340
Genentech, Inc.
4.750% due 07/15/2015	100	93
General Dynamics Corp.
4.500% due 08/15/2010	100	102
General Electric Co.
2.854% due 12/09/2008	117,775	117,345
5.250% due 12/06/2017	28,700	25,157
General Mills, Inc.
5.250% due 08/15/2013	15,000	14,900
6.000% due 02/15/2012	10,000	10,207
General Motors Corp.
8.100% due 06/15/2024	2,000	770
8.250% due 07/15/2023	5,000	1,988
8.800% due 03/01/2021	15,000	5,775
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	24,800	24,614
GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	10,100	10,062
4.375% due 04/15/2014	100	95
4.850% due 05/15/2013	27,200	26,730
5.650% due 05/15/2018	100,020	95,134
Hess Corp.
6.650% due 08/15/2011	200	200
Hewlett-Packard Co.
6.500% due 07/01/2012	175	184
Historic TW, Inc.
9.125% due 01/15/2013	12,000	12,610
HJ Heinz Co.
5.350% due 07/15/2013	20,000	19,639
6.428% due 12/01/2020	39,600	39,671
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	23,530
Home Depot, Inc.
2.944% due 12/16/2009	4,300	4,047
4.625% due 08/15/2010	215	211
Honeywell International, Inc.
2.879% due 03/13/2009	48,600	48,503
5.300% due 03/01/2018	20	19
6.125% due 11/01/2011	575	608
International Business Machines Corp.
5.375% due 02/01/2009	350	351
International Paper Co.
4.000% due 04/01/2010	10,000	9,708
JC Penney Corp., Inc.
8.000% due 03/01/2010	16,100	16,430
John Hancock Financial Services, Inc.
5.625% due 12/01/2008	300	301
Johnson & Johnson
6.950% due 09/01/2029	100	111
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	19,098
Kellogg Co.
5.125% due 12/03/2012	300	299
6.600% due 04/01/2011	10,000	10,389
Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,283
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	25,850	23,065
6.950% due 01/15/2038	25,000	21,438
Kraft Foods, Inc.
4.125% due 11/12/2009	100	99
5.625% due 11/01/2011	56,335	56,653
6.125% due 02/01/2018	148,500	139,352
6.250% due 06/01/2012	10,000	10,063
6.500% due 08/11/2017	10	10
6.875% due 02/01/2038	63,300	58,310
Kroger Co.
5.500% due 02/01/2013	5,000	4,871
Lennar Corp.
5.950% due 10/17/2011	9,000	7,335
Lexmark International, Inc.
5.900% due 06/01/2013	15,880	15,591
6.650% due 06/01/2018	13,000	12,546
Liberty Media LLC
7.875% due 07/15/2009	4,220	4,254
Loews Corp.
5.250% due 03/15/2016	30,000	28,931
Lowe’s Cos., Inc.
5.000% due 10/15/2015	100	96
5.500% due 10/15/2035	50	41
Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009	15,000	14,663
Mandalay Resort Group
6.500% due 07/31/2009	34,769	33,204
Marathon Oil Corp.
6.000% due 10/01/2017	40,000	35,992
Marriott International, Inc.
4.625% due 06/15/2012	15,000	13,983
Masco Corp.
5.875% due 07/15/2012	5,000	4,781
7.125% due 08/15/2013	10,000	10,049
Mattel, Inc.
6.125% due 06/15/2011	10,000	10,335
Maytag Corp.
5.000% due 05/15/2015	10,000	9,075
McDonald’s Corp.
5.300% due 03/15/2017	125	121
MDC Holdings, Inc.
7.000% due 12/01/2012	10,000	9,901

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
Medtronic, Inc.
4.375% due 09/15/2010	$100	$102
Miller Brewing Co.
5.500% due 08/15/2013	15,000	14,814
Nabors Industries, Inc.
6.150% due 02/15/2018	35,000	33,428
New Albertson’s, Inc.
6.950% due 08/01/2009	7,000	6,930
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	24,000	23,613
Nordstrom, Inc.
6.250% due 01/15/2018	20,925	19,519
Norfolk Southern Corp.
6.750% due 02/15/2011	150	157
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	5,087
NSTAR
8.000% due 02/15/2010	100	105
Nucor Corp.
6.400% due 12/01/2037	600	549
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	9,473
ONEOK Partners LP
6.150% due 10/01/2016	10,000	9,451
6.850% due 10/15/2037	29,800	26,738
Oracle Corp.
4.950% due 04/15/2013	14,330	14,298
5.000% due 01/15/2011	200	205
5.750% due 04/15/2018	14,100	13,115
6.500% due 04/15/2038	40,000	36,388
Packaging Corp. of America
5.750% due 08/01/2013	10,000	9,939
PC Financial Partnership
5.000% due 11/15/2014	10,000	8,609
Peabody Energy Corp.
7.375% due 11/01/2016	4,700	4,536
7.875% due 11/01/2026	20,695	18,522
Pemex Project Funding Master Trust
4.119% due 06/15/2010	5,900	5,812
7.875% due 02/01/2009	30,285	30,723
9.125% due 10/13/2010	25	27
9.375% due 12/02/2008	26,065	26,279
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	100	105
Pfizer, Inc.
4.650% due 03/01/2018	150	143
Philip Morris International, Inc.
4.875% due 05/16/2013	50,000	49,327
5.650% due 05/16/2018	26,700	24,724
6.375% due 05/16/2038	34,500	30,366
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	9,675
6.125% due 01/15/2017	25	23
Praxair, Inc.
6.375% due 04/01/2012	200	208
Procter & Gamble Co.
6.875% due 09/15/2009	100	103
Qwest Communications International, Inc.
6.304% due 02/15/2009	964	957
7.500% due 11/01/2008	16,227	16,146
RadioShack Corp.
7.375% due 05/15/2011	10,000	9,900
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,899
Reynolds American, Inc.
3.519% due 06/15/2011	45,900	43,725
6.750% due 06/15/2017	100	94
7.250% due 06/01/2013	80,000	82,289
7.625% due 06/01/2016	3,000	2,983
RH Donnelley Corp.
8.875% due 10/15/2017	30,000	10,350
Rockies Express Pipeline LLC
5.100% due 08/20/2009	2,100	2,099
Rohm & Haas Co.
6.000% due 09/15/2017	123,525	114,979
Ryder System, Inc.
5.950% due 05/02/2011	5,000	5,058
7.200% due 09/01/2015	28,000	27,845
SABMiller PLC
3.091% due 07/01/2009	25,000	24,895
Safeway, Inc.
4.119% due 03/27/2009	13,000	12,909
Sealed Air Corp.
6.950% due 05/15/2009	10,000	10,057
Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009	96,200	96,119
Sonat, Inc.
7.625% due 07/15/2011	25,000	25,433
Southern Co.
3.511% due 08/20/2010	120,000	119,787
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	14,400	14,496
Target Corp.
5.125% due 01/15/2013	700	703
5.400% due 10/01/2008	200	200
5.875% due 03/01/2012	175	178
7.000% due 01/15/2038	151,500	142,630
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	12,731
Tesco PLC
5.500% due 11/15/2017	12,000	10,756
Texaco Capital, Inc.
5.500% due 01/15/2009	175	175
Time Warner Cable, Inc.
5.400% due 07/02/2012	100	95
Time Warner, Inc.
3.034% due 11/13/2009	149,278	143,360
5.875% due 11/15/2016	2,000	1,759
6.500% due 11/15/2036	20,000	15,195
6.875% due 05/01/2012	350	347
7.625% due 04/15/2031	120	104
Transocean, Inc.
6.625% due 04/15/2011	5,330	5,544
Tyco International Group S.A.
6.125% due 11/01/2008	20,363	20,334
Union Pacific Corp.
5.700% due 08/15/2018	900	840
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	140	127
United Airlines, Inc.
6.071% due 03/01/2013 (a)	1,053	991
6.201% due 12/31/2049 (a)	3,947	3,828
6.602% due 03/01/2015 (a)	1,455	1,412
7.730% due 01/01/2012	20,258	20,056
8.030% due 01/01/2013 (a)	465	521
9.060% due 06/17/2015 (a)	3,580	33
9.200% due 12/31/2049 (a)	2,700	1,080
9.210% due 01/21/2017 (a)	8,980	51
10.020% due 03/22/2014 (a)	9,370	4,299
10.125% due 03/22/2015 (a)	11,603	5,671
10.360% due 11/13/2012 (a)	3,776	35
10.850% due 07/25/2014 (a)	34,111	34
10.850% due 02/19/2015 (a)	2,541	1,204
11.080% due 05/27/2024 (a)(o)	5,249	7
United Rentals North America, Inc.
6.500% due 02/15/2012	10,000	8,400
United Technologies Corp.
2.881% due 06/01/2009	107,000	106,791
5.375% due 12/15/2017	20	19
6.100% due 05/15/2012	150	155
UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500	42,574
4.875% due 04/01/2013	175	167
6.000% due 02/15/2018	100,000	90,618
Vale Overseas Ltd.
6.250% due 01/23/2017	39,830	37,394
6.875% due 11/21/2036	39,800	35,540
Valero Energy Corp.
6.625% due 06/15/2037	25	22
Viacom, Inc.
5.750% due 04/30/2011	15,200	14,774
Vivendi
5.750% due 04/04/2013	105,000	102,750
6.625% due 04/04/2018	100,000	96,357
Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	100
5.250% due 09/01/2035	1,850	1,480
5.800% due 02/15/2018	48,500	47,465
6.200% due 04/15/2038	21,800	19,899
6.500% due 08/15/2037	41,800	39,244
Walt Disney Co.
2.917% due 09/10/2009	44,390	44,320
Waste Management, Inc.
7.125% due 12/15/2017	1,800	1,826
7.375% due 08/01/2010	100	104
WellPoint, Inc.
5.000% due 01/15/2011	11,000	10,944
6.375% due 01/15/2012	10,360	10,577
Western Union Co.
2.957% due 11/17/2008	17,000	16,970
Weyerhaeuser Co.
4.198% due 09/24/2009	2,300	2,276
Whirlpool Corp.
6.125% due 06/15/2011	12,000	12,297
Williams Cos., Inc.
6.375% due 10/01/2010	14,300	14,023
Wyeth
5.500% due 03/15/2013	10,000	10,116
5.500% due 02/01/2014	25	25
5.950% due 04/01/2037	250	226
Xerox Corp.
3.626% due 12/18/2009	1,200	1,193
9.750% due 01/15/2009	27,950	28,418

		6,291,486

Utilities 1.6%

Alabama Power Co.
3.001% due 08/25/2009	17,000	16,954
5.500% due 10/15/2017	250	240
Ameritech Capital Funding Corp.
6.250% due 05/18/2009	3,500	3,558

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
AT&T Corp.
7.300% due 11/15/2011	$1,100	$1,143
AT&T, Inc.
2.894% due 02/05/2010	113,570	113,188
3.014% due 11/14/2008	16,400	16,360
4.125% due 09/15/2009	250	248
4.950% due 01/15/2013	172,290	165,192
5.100% due 09/15/2014	525	491
5.500% due 02/01/2018	168,000	149,765
6.300% due 01/15/2038	117,600	97,442
6.450% due 06/15/2034	100	86
6.500% due 09/01/2037	307,300	261,540
AT&T Mobility LLC
6.500% due 12/15/2011	80	81
BellSouth Corp.
4.200% due 09/15/2009	5,000	4,934
5.200% due 09/15/2014	26,000	24,402
6.550% due 06/15/2034	20,000	17,154
British Telecommunications PLC
8.625% due 12/15/2010	310	324
9.125% due 12/15/2030	250	249
Cable & Wireless Optus Finance Pty Ltd.
8.000% due 06/22/2010	14,265	15,282
Cablevision Systems Corp.
4.569% due 03/30/2013	95	85
Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	95
5.850% due 04/01/2018	105,025	99,816
6.750% due 04/01/2038	90,000	85,135
7.500% due 09/01/2010	20,000	20,956
Constellation Energy Group, Inc.
6.125% due 09/01/2009	7,000	6,917
Deutsche Telekom International Finance BV
3.390% due 03/23/2009	21,200	21,098
6.750% due 08/20/2018	32,000	29,690
Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	14,067
5.700% due 09/17/2012	100	99
6.400% due 06/15/2018	22,000	21,064
DPL, Inc.
8.000% due 03/31/2009	28,000	28,488
Duke Energy Carolinas LLC
5.100% due 04/15/2018	12,000	11,175
6.050% due 04/15/2038	20,000	18,114
Edison Mission Energy
7.200% due 05/15/2019	900	796
Enel Finance International S.A.
5.700% due 01/15/2013	300	303
Entergy Gulf States, Inc.
3.210% due 12/01/2009	15,000	14,867
3.565% due 12/08/2008	12,841	12,814
5.700% due 06/01/2015	50	48
Exelon Corp.
4.900% due 06/15/2015	10,000	8,813
6.750% due 05/01/2011	200	202
FirstEnergy Corp.
6.450% due 11/15/2011	10,000	10,054
7.375% due 11/15/2031	15	14
FPL Group Capital, Inc.
3.696% due 06/17/2011	15,000	15,133
France Telecom S.A.
7.750% due 03/01/2011	970	1,018
Georgia Power Co.
2.987% due 02/17/2009	14,550	14,486
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	34,200	34,542
KT Corp.
4.875% due 07/15/2015	100	89
MidAmerican Energy Co.
4.650% due 10/01/2014	100	93
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	43,625	36,710
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	250	267
NGPL Pipe Co. LLC
6.514% due 12/15/2012	165,500	165,901
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	125	125
NiSource Finance Corp.
3.381% due 11/23/2009	30,100	29,340
6.150% due 03/01/2013	12,000	11,626
Ohio Edison Co.
5.450% due 05/01/2015	350	317
Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	1,250	1,272
Peco Energy Co.
5.950% due 10/01/2036	50	43
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,550
6.300% due 07/15/2013	10,000	9,736
6.400% due 11/01/2011	15,000	14,935
Progress Energy, Inc.
3.241% due 01/15/2010	400	397
7.100% due 03/01/2011	23	24
7.750% due 03/01/2031	20	21
PSEG Power LLC
5.000% due 04/01/2014	400	363
5.500% due 12/01/2015	8,000	7,224
6.950% due 06/01/2012	172	176
Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	44
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	15,500	14,570
Qwest Corp.
5.625% due 11/15/2008	59,710	59,411
6.069% due 06/15/2013	4,020	3,437
7.200% due 11/10/2026	2,150	1,591
7.500% due 06/15/2023	6,850	5,411
7.625% due 06/15/2015	1,700	1,487
7.875% due 09/01/2011	4,235	4,087
8.875% due 03/15/2012	26,725	26,324
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	12	12
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	51,892
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	35,141
Sempra Energy
7.950% due 03/01/2010	7,135	7,359
Southern California Edison Co.
2.891% due 02/02/2009	400	399
Southern California Gas Co.
5.750% due 11/15/2035	75	66
Sprint Capital Corp.
8.375% due 03/15/2012	10,750	9,682
Telecom Italia Capital S.A.
3.281% due 02/01/2011	2,770	2,609
3.395% due 07/18/2011	1,690	1,578
Telefonica Emisiones SAU
5.855% due 02/04/2013	35	34
Telefonica Europe BV
7.750% due 09/15/2010	2,000	2,043
Verizon Communications, Inc.
5.250% due 04/15/2013	58,100	56,048
5.500% due 04/01/2017	30	27
6.100% due 04/15/2018	55,000	50,841
6.900% due 04/15/2038	14,800	13,125
Verizon Global Funding Corp.
6.875% due 06/15/2012	150	153
7.250% due 12/01/2010	1,000	1,041
7.375% due 09/01/2012	235	243
7.750% due 12/01/2030	325	307
Verizon New England, Inc.
6.500% due 09/15/2011	300	298
Verizon North Pass-Through Trust
5.604% due 01/01/2022	3,000	2,705
5.634% due 01/01/2021	3,000	2,717
Verizon Northwest, Inc.
5.550% due 10/15/2008	250	250
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	461
Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	6,616
6.350% due 11/30/2037	25,500	23,029
Vodafone Group PLC
3.090% due 02/27/2012	40,000	37,729
5.625% due 02/27/2017	50	44

		2,064,542

Total Corporate Bonds & Notes (Cost $39,406,096)		34,190,863

MUNICIPAL BONDS & NOTES 1.5%

Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2007
5.520% due 02/01/2037	16,670	12,952
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
5.360% due 05/01/2026	4,880	4,202
Austin Trust Various States General Obligation Bonds, (FSA Insured), Series 2008
5.330% due 08/01/2031	7,735	6,271
5.359% due 07/01/2024	16,235	10,147
Austin Trust Various States General Obligation Bonds, (MBIA Insured), Series 2008
5.539% due 01/01/2028	13,735	7,513
Austin Trust Various States General Obligation Bonds, Series 2008
5.490% due 06/01/2034	13,225	7,666
5.658% due 06/01/2032	9,590	5,510
Austin Trust Various States Revenue Bonds, (AMBAC Insured), Series 2007
5.470% due 06/01/2037	3,335	2,450
Austin Trust Various States Revenue Bonds, Series 2007
1.600% due 06/15/2038	44,345	35,576
5.434% due 10/01/2037	3,335	2,100
Austin Trust Various States Revenue Bonds, Series 2008
5.020% due 11/01/2027	5,000	4,498
5.250% due 11/01/2027	5,000	3,661
5.330% due 06/15/2037	9,900	7,681
5.361% due 08/15/2030	4,400	3,034

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
1.370% due 05/15/2035	$1,955	$1,497
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	2,500	2,465
6.375% due 06/01/2032	7,300	6,915
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Notes, Series 2002
5.750% due 06/01/2011	8,515	8,640
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
11.340% due 02/15/2037	4,075	3,166
California State Department of Water Resources Revenue Bonds, Series 2000
1.840% due 12/01/2029	2,500	2,207
California State Educational Facilities Authority Revenue Notes, Series 2008
0.251% due 10/01/2015	8,500	5,351
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	97,500	81,236
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	5,800	5,314
5.000% due 11/01/2032	63,130	57,814
5.000% due 06/01/2037	27,200	24,626
5.000% due 11/01/2037	32,590	29,494
California State General Obligation Bonds, Series 2008
3.460% due 11/01/2037	6,640	4,117
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	2,593
6.125% due 06/01/2038	2,000	1,706
6.125% due 06/01/2043	2,000	1,675
California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	8,439
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	5,100	4,670
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	5,858
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.037% due 01/01/2014	7,810	4,092
0.136% due 01/01/2014	8,310	4,886
Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 01/01/2033	38,200	32,766
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	38,120	38,854
6.899% due 12/01/2040	385,740	401,694
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
2.053% due 11/01/2013	2,830	1,683
Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
2.510% due 02/01/2034	4,550	2,373
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
0.400% due 11/15/2013	3,765	2,424
0.436% due 11/15/2013	6,680	4,389
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.500% due 02/15/2026	4,000	3,514
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
3.422% due 02/15/2014	4,335	2,951
Detroit, Michigan School District General Obligation Bonds, (FGIC/Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	3,784
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2008
3.020% due 06/01/2037	5,575	3,132
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032	12,190	2,912
0.000% due 08/15/2034	5,265	1,110
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
0.380% due 10/01/2036	2,275	1,282
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	15,300	10,657
5.125% due 06/01/2047	37,000	24,445
5.750% due 06/01/2047	60,800	44,793
Harris County, Texas Flood Control District General Obligation Notes, Series 2008
0.215% due 10/01/2014	5,270	3,722
Houston, Texas Revenue Notes, (FSA Insured), Series 2008
1.075% due 11/15/2015	3,330	2,024
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	2,561
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
1.810% due 07/01/2033	1,195	1,047
1.810% due 12/01/2033	5,000	4,439
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2032	55,000	13,000
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/15/2027	2,715	2,441
4.750% due 01/15/2028	2,000	1,783
Indiana State University Revenue Notes, Series 2008
1.037% due 12/15/2015	5,965	4,612
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	54,780	46,999
Keller, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2008
3.276% due 08/15/2015	5,335	3,539
King County, Washington General Obligation Notes, Series 2008
0.090% due 01/01/2016	15,200	9,921
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	16,750	15,571
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2008
5.000% due 02/01/2031	2,125	2,021
5.000% due 02/01/2033	8,300	7,853
5.000% due 02/01/2035	9,150	8,626
5.000% due 02/01/2036	9,605	9,046
Long Beach, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 05/01/2032	17,300	16,018
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	26,800	25,336
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2038	11,900	10,916
Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2006
0.357% due 07/01/2013	5,900	3,414
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2008
2.530% due 07/01/2023	6,800	4,419
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2008
2.330% due 07/01/2025	11,400	6,882
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	16,578
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
1.620% due 08/01/2034	5,000	4,432
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2042	39,525	32,605
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
1.290% due 07/01/2030	3,335	2,368
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	5,560	4,627
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	13,200	9,090
5.000% due 06/01/2041	28,855	18,027
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2008
0.051% due 06/15/2015	6,800	4,341
1.317% due 12/15/2013	3,330	2,648
New York State Counties Tobacco Trust III Revenue Bonds, Series 2005
6.000% due 06/01/2027	17,845	15,915

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	$200	$181
North Texas State Municipal Water District Revenue Notes, (MBIA Insured), Series 2008
0.916% due 09/01/2014	5,830	4,578
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	10,000	7,638
5.875% due 06/01/2030	13,700	11,227
5.875% due 06/01/2047	371,400	281,258
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	7,375	6,417
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2006
0.257% due 07/15/2013	6,375	4,119
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	33,000	1,736
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	6,222
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	55,640	50,097
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022 (o)	31,105	35,349
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	25,840	18,338
Texas State General Obligation Bonds, Series 2006
5.000% due 04/01/2033	140	131
Texas State General Obligation Notes, Series 2008
0.308% due 10/01/2013	4,930	3,091
1.101% due 04/01/2015	19,970	15,260
1.139% due 04/01/2015	8,330	6,740
3.276% due 10/01/2015	51,805	32,065
Texas State Northside Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
1.730% due 02/15/2035	4,023	3,529
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	400	362
University of Texas Revenue Bonds, Series 2004
4.750% due 07/01/2030	7,745	6,955
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,111
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (e)	11,000	5,963
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	6,479
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	159,340	136,801

Total Municipal Bonds & Notes (Cost $2,131,320)		1,925,253

U.S. GOVERNMENT AGENCIES 79.3%

Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (c)	34	29
0.950% due 03/25/2009 (b)	146	0
1.000% due 09/25/2023	3	3
3.000% due 01/25/2025	63	63
3.148% due 04/18/2028	180	178
3.198% due 10/18/2030	1,360	1,348
3.327% due 03/25/2034	23	22
3.337% due 03/25/2036	19,080	18,981
3.357% due 08/25/2034	167	162
3.407% due 10/27/2037	81,600	75,162
3.457% due 06/25/2044	15	15
3.500% due 02/25/2013 - 02/01/2020	89	89
3.527% due 06/25/2037	85	82
3.557% due 07/25/2021 - 03/25/2044	7,333	7,192
3.607% due 06/25/2029 - 11/25/2036	2,311	2,275
3.657% due 10/25/2030 - 02/25/2032	528	522
3.667% due 04/01/2027	40	40
3.707% due 03/25/2017 - 08/25/2030	2,354	2,338
3.807% due 05/25/2030	681	671
3.857% due 05/25/2030	681	668
4.000% due 02/25/2009 - 09/01/2020	2,873	2,756
4.028% due 08/01/2033	40	41
4.074% due 09/01/2017	744	739
4.107% due 04/25/2032	60	60
4.112% due 03/01/2035	2,637	2,645
4.166% due 06/01/2035	3,776	3,806
4.249% due 03/01/2034	9,621	9,680
4.250% due 04/25/2028	42	42
4.273% due 04/01/2027	41	41
4.278% due 07/01/2042 - 10/01/2044	48,476	48,363
4.279% due 12/01/2044	8,627	8,723
4.328% due 09/01/2041	60	60
4.330% due 09/01/2034	1,836	1,842
4.361% due 03/01/2033	160	160
4.364% due 09/01/2024	194	194
4.370% due 11/01/2034	4,647	4,700
4.375% due 04/01/2017	36	36
4.387% due 03/01/2034	13,222	13,314
4.422% due 09/01/2035	215	216
4.435% due 11/01/2024	2,226	2,229
4.466% due 05/01/2035	49,399	49,673
4.478% due 10/01/2030 - 10/01/2040	5,282	5,253
4.489% due 05/01/2035	5,506	5,564
4.500% due 10/01/2010 - 12/01/2035	79,863	77,990
4.511% due 07/01/2034	486	489
4.514% due 02/01/2028	39	39
4.601% due 05/01/2023	156	157
4.620% due 05/01/2009	35	35
4.629% due 07/01/2034	40	40
4.644% due 02/01/2035	4,687	4,740
4.655% due 06/01/2015 - 01/01/2035	687	695
4.656% due 11/01/2035	6,409	6,546
4.661% due 11/01/2035	30,091	30,313
4.664% due 05/01/2035	34,111	34,299
4.668% due 05/25/2035	42,156	43,494
4.680% due 12/01/2012	365	359
4.689% due 12/01/2034	482	488
4.693% due 02/01/2035	5,906	5,962
4.695% due 06/01/2035	21,073	21,324
4.713% due 06/01/2035	4,359	4,333
4.720% due 07/01/2035	5,423	5,458
4.731% due 08/01/2035	6,087	6,105
4.750% due 11/01/2034	4,723	4,778
4.755% due 03/01/2035	148	145
4.768% due 09/01/2035	3,105	3,166
4.796% due 11/01/2035	18,162	18,198
4.823% due 09/01/2034	30,463	30,840
4.825% due 10/01/2020	32	32
4.832% due 06/01/2035	307	309
4.844% due 01/01/2035	17,770	17,939
4.847% due 09/01/2035	13,054	13,105
4.870% due 05/01/2013	129	127
4.876% due 02/01/2035	9,198	9,309
4.883% due 01/01/2035	20,354	20,550
4.886% due 08/01/2035 - 09/01/2035	30,223	30,501
4.908% due 04/01/2035	3,881	3,921
4.909% due 10/01/2034	2,982	3,011
4.911% due 07/01/2035	4,123	4,148
4.913% due 07/01/2035	5,258	5,379
4.921% due 04/01/2038	47	47
4.936% due 01/01/2035	23,569	23,786
4.980% due 06/01/2035	1,487	1,496
5.000% due 05/01/2009 - 11/01/2038	16,633,335	16,284,805
5.000% due 04/01/2035 - 06/01/2038 (j)	5,543,228	5,410,305
5.015% due 09/01/2029	12	12
5.026% due 02/01/2021	136	139
5.055% due 05/01/2024	82	85
5.057% due 06/01/2035	4,179	4,008
5.058% due 01/01/2018	114	114
5.073% due 01/01/2021	21	21
5.095% due 07/01/2026	12	12
5.099% due 08/01/2027	1,374	1,383
5.105% due 05/01/2021	18	18
5.110% due 07/01/2035	4,093	4,205
5.129% due 10/01/2035	4,227	4,216
5.146% due 09/01/2035	4,180	4,171
5.153% due 08/01/2035	2,505	2,503
5.162% due 11/01/2035	2,637	2,635
5.167% due 10/01/2035	3,642	3,735
5.168% due 12/01/2036	531	532
5.181% due 09/01/2035	4,553	4,550
5.183% due 04/01/2027	5	5
5.188% due 07/01/2035	3,632	3,627
5.189% due 03/01/2019	854	861
5.192% due 08/01/2035	3,540	3,432
5.196% due 10/01/2035	3,831	3,828
5.218% due 08/01/2035	3,097	3,094
5.220% due 09/01/2035	2,903	2,949
5.221% due 07/01/2035	3,282	3,278
5.228% due 09/01/2035	3,749	3,623
5.231% due 10/01/2024	29	29
5.232% due 11/01/2035	4,228	4,234

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
5.241% due 07/01/2035	$4,083	$4,084
5.263% due 12/01/2035	4,217	4,232
5.286% due 10/01/2035	4,994	4,913
5.288% due 06/01/2024	47	48
5.290% due 10/01/2035	5,051	5,066
5.293% due 09/01/2035	74	74
5.300% due 08/01/2031	131	132
5.308% due 11/01/2025	77	78
5.310% due 08/25/2033	4,400	4,483
5.329% due 09/01/2034	1,419	1,421
5.342% due 07/01/2024	393	404
5.345% due 10/01/2027	104	106
5.348% due 11/01/2035	4,982	5,005
5.355% due 11/01/2035	5,259	5,281
5.370% due 08/25/2043	3,000	2,929
5.375% due 03/01/2023	84	86
5.384% due 01/01/2036	3,753	3,703
5.408% due 12/01/2018	88	87
5.429% due 01/01/2036	112	113
5.432% due 09/01/2024	142	145
5.445% due 12/01/2017 - 12/01/2020	559	566
5.471% due 05/01/2026	47	48
5.473% due 08/01/2027	35	36
5.490% due 09/01/2022	131	131
5.500% due 10/01/2008 - 11/01/2038	33,710,510	33,661,080
5.500% due 01/01/2032 - 11/01/2033 (k)	62,846	62,867
5.500% due 10/01/2033 - 09/01/2038 (j)	9,933,478	9,924,570
5.500% due 02/01/2035 (i)	269,589	269,677
5.524% due 03/01/2036	3,143	3,170
5.530% due 02/01/2022	197	194
5.535% due 04/01/2027	58	59
5.548% due 09/01/2019	701	703
5.557% due 01/01/2036	2,594	2,650
5.561% due 08/01/2026	126	129
5.581% due 02/01/2036	5,590	5,637
5.600% due 12/01/2035	2,721	2,746
5.609% due 03/01/2036	2,578	2,615
5.616% due 11/01/2025	599	608
5.620% due 02/01/2027	287	293
5.643% due 06/01/2023	163	164
5.653% due 08/01/2027	1,662	1,684
5.685% due 09/01/2014 - 05/01/2030	33	33
5.690% due 09/01/2021	14	14
5.695% due 08/01/2025	1,143	1,169
5.700% due 02/28/2025	150	147
5.703% due 01/01/2020	727	733
5.708% due 11/01/2025	144	146
5.721% due 03/01/2036	3,676	3,704
5.722% due 04/01/2026 - 05/01/2027	35	36
5.739% due 02/01/2028	668	669
5.750% due 01/01/2020 - 12/20/2027	1,281	1,283
5.762% due 11/01/2025	210	216
5.764% due 03/01/2036	3,909	3,946
5.767% due 09/01/2037	45	46
5.771% due 05/01/2025	236	243
5.820% due 06/01/2023	20	21
5.831% due 12/01/2017	789	809
5.868% due 11/01/2025	27	28
5.871% due 11/01/2019	172	173
5.916% due 02/01/2012	67	68
5.917% due 06/01/2036	2,122	2,169
5.920% due 11/01/2023	33	34
5.930% due 06/01/2022	36	37
5.955% due 07/01/2021	33	34
5.960% due 04/01/2018	173	177
5.970% due 07/01/2019	14	14
5.980% due 11/01/2011	125	128
5.990% due 02/01/2026	75	77
6.000% due 02/01/2009 - 10/25/2044	22,313,084	22,610,350
6.000% due 11/01/2027 - 05/01/2038 (j)	960,232	974,116
6.013% due 03/01/2025	848	865
6.021% due 02/01/2024	66	68
6.036% due 06/01/2025	76	78
6.042% due 05/01/2022	24	24
6.043% due 09/01/2036	86	88
6.050% due 01/01/2026	148	151
6.061% due 02/01/2035	6,733	6,773
6.068% due 02/01/2021	86	87
6.080% due 07/01/2032	145	144
6.081% due 10/01/2034	3,857	3,897
6.105% due 10/01/2024	138	141
6.109% due 12/01/2022	39	40
6.125% due 10/01/2024	4	4
6.126% due 07/01/2019	87	89
6.131% due 11/01/2034	2,652	2,674
6.136% due 07/01/2024	156	160
6.139% due 08/01/2023	87	87
6.189% due 03/01/2023	433	440
6.195% due 12/01/2025	314	318
6.202% due 10/01/2019	262	267
6.216% due 05/01/2023	331	340
6.217% due 12/01/2034	2,560	2,582
6.225% due 10/01/2027	249	259
6.250% due 02/01/2011 - 02/25/2029	136,791	139,042
6.272% due 10/01/2034	7,068	7,111
6.282% due 08/01/2022	1,235	1,274
6.290% due 02/25/2029	500	523
6.296% due 08/01/2027	135	139
6.300% due 10/17/2038	9,383	9,369
6.315% due 11/01/2023 - 12/01/2023	357	364
6.317% due 02/01/2033	3	3
6.320% due 10/01/2013	1,838	1,835
6.323% due 12/01/2033	679	691
6.347% due 06/01/2025	423	429
6.372% due 01/01/2024	111	113
6.390% due 05/25/2036	14,001	14,275
6.399% due 12/01/2023	20	20
6.450% due 12/01/2023	80	82
6.480% due 01/01/2011	71	73
6.500% due 02/25/2009 - 06/25/2044	388,385	401,463
6.500% due 10/25/2022 (b)	4	0
6.524% due 12/01/2025	216	218
6.539% due 03/01/2023	848	869
6.540% due 09/01/2021	8	8
6.545% due 02/01/2028	65	66
6.555% due 05/01/2017	2	2
6.585% due 11/01/2023	16	16
6.595% due 05/01/2014	73	75
6.608% due 04/01/2024	293	299
6.624% due 12/01/2023	69	70
6.628% due 01/01/2024	55	56
6.730% due 06/01/2022	15	15
6.745% due 02/01/2018	44	46
6.750% due 10/25/2023	318	337
6.824% due 12/01/2027	329	335
6.825% due 02/01/2020	56	59
6.842% due 11/01/2021	68	70
6.850% due 12/01/2026	13	13
6.900% due 05/25/2023	57	60
6.956% due 11/01/2031	187	190
6.975% due 09/01/2025	35	35
7.000% due 01/01/2009 - 01/25/2048	15,655	16,396
7.025% due 11/01/2022	20	20
7.039% due 12/01/2010	53	55
7.085% due 03/01/2026	55	56
7.110% due 10/01/2009	456	460
7.122% due 09/01/2023	156	159
7.179% due 10/01/2023	24	25
7.200% due 05/01/2021	22	22
7.250% due 01/01/2023 - 11/01/2026	805	849
7.375% due 05/25/2022	1,151	1,227
7.500% due 11/01/2010 - 07/25/2041	5,406	5,799
7.506% due 06/01/2030	239	252
7.533% due 10/01/2026	11	11
7.750% due 06/01/2009 - 01/25/2022	1,773	1,886
7.780% due 01/01/2018	2,038	2,248
7.800% due 10/25/2022	240	255
7.920% due 03/01/2018	2,525	2,808
7.980% due 05/01/2030	6,135	6,718
8.000% due 02/01/2009 - 06/01/2032	4,556	4,924
8.000% due 08/18/2027 (b)	10	3
8.060% due 04/01/2030	1,708	1,885
8.080% due 04/01/2030	939	1,036
8.250% due 07/01/2009 - 02/01/2017	6	6
8.490% due 06/01/2025	868	969
8.500% due 01/01/2011 - 10/01/2032	3,520	3,856
8.750% due 01/25/2021	240	260
9.000% due 09/01/2014 - 12/01/2027	1,589	1,745
9.250% due 04/25/2018	22	24
9.300% due 05/25/2018 - 08/25/2019	69	77
9.500% due 11/01/2009 - 07/01/2022	961	1,062
9.511% due 09/25/2028	417	455
10.000% due 08/01/2009 - 05/01/2022	133	152
10.500% due 11/01/2013 - 04/01/2022	40	44
11.000% due 11/01/2013 - 11/01/2020	138	156
11.500% due 08/20/2016 - 11/01/2019	5	6

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
12.000% due 05/01/2016	$1	$1
12.500% due 10/01/2015	3	3
13.250% due 09/01/2011	1	2
14.750% due 08/01/2012	10	12
15.000% due 10/01/2012	32	38
15.500% due 10/01/2012 - 12/01/2012	2	2
15.750% due 12/01/2011 - 08/01/2012	11	12
16.000% due 09/01/2012	15	17
903.212% due 08/25/2021 (b)	0	6
1000.000% due 04/25/2022 (b)	0	4
Farmer Mac
7.983% due 01/25/2012	296	294
Federal Home Loan Bank
4.250% due 07/17/2013	75	75
4.375% due 07/09/2013	100	100
7.400% due 02/01/2021	440	440
Federal Housing Administration
6.780% due 07/25/2040	7,235	6,970
6.875% due 11/01/2015	1,821	1,799
6.880% due 02/01/2041	11,002	10,707
6.896% due 07/01/2020	10,279	10,168
6.960% due 05/01/2016	296	291
6.997% due 09/01/2019	82	82
7.110% due 05/01/2019	1,657	1,633
7.315% due 08/01/2019	4,642	4,610
7.350% due 04/01/2019 - 11/01/2020	599	595
7.375% due 02/01/2018	152	152
7.400% due 01/25/2020 - 11/01/2020	3,036	3,034
7.430% due 10/01/2018 - 06/01/2024	13,309	13,386
7.450% due 05/01/2021	2,334	2,347
7.460% due 01/01/2023	184	185
7.465% due 11/01/2019	1,861	1,872
7.500% due 03/01/2032	3,122	3,144
7.580% due 12/01/2040	7,142	7,183
7.630% due 08/01/2041	17,149	17,004
7.780% due 11/01/2040	7,145	7,112
8.250% due 01/01/2041	4,574	4,552
8.375% due 02/01/2012	96	96
Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	23,244	22,728
2.718% due 02/15/2019	11,156	10,877
2.728% due 05/15/2036	88	86
2.738% due 07/15/2034	709	699
2.838% due 12/15/2029 - 06/15/2031	8,429	8,215
2.888% due 06/15/2018 - 06/15/2031	768	756
2.938% due 11/15/2030 - 12/15/2031	36	36
2.988% due 09/15/2030 - 01/15/2032	221	219
3.000% due 05/15/2022	3	3
3.467% due 08/25/2031	201	182
3.500% due 05/15/2016 - 07/15/2032	677	643
4.000% due 04/01/2011 - 12/15/2024	21,347	21,350
4.207% due 05/25/2043	13,357	13,392
4.250% due 04/15/2023 - 09/15/2024	4,568	4,569
4.278% due 10/25/2044 - 02/25/2045	31,402	29,274
4.478% due 07/25/2044	2,363	2,154
4.500% due 11/01/2008 - 05/01/2034	17,195	17,174
4.549% due 01/01/2034	8,339	8,479
4.625% due 04/01/2017	5	5
4.662% due 08/15/2032	4,858	4,825
4.692% due 06/01/2035	4,894	4,848
4.696% due 08/01/2035	1,119	1,125
4.824% due 10/01/2035	34,483	34,591
4.827% due 03/01/2035	4,949	4,968
4.839% due 11/01/2034	197	201
4.842% due 11/01/2035	33,260	33,655
4.875% due 06/13/2018 - 07/01/2035	85,591	86,776
4.881% due 09/01/2035	13,893	13,956
4.883% due 10/01/2035	4,058	4,072
4.905% due 10/01/2035	25,942	26,058
4.911% due 10/01/2035	32,506	32,606
4.916% due 07/01/2035	59	59
4.940% due 11/01/2035	25,876	25,969
4.962% due 06/01/2022	28	29
4.979% due 07/01/2032	4	4
5.000% due 06/15/2016 - 09/01/2037	481,225	475,427
5.050% due 10/25/2023	933	923
5.076% due 07/01/2023	68	69
5.098% due 10/01/2035	4,754	4,738
5.110% due 07/01/2022	105	106
5.137% due 05/01/2035	35,950	36,241
5.143% due 08/01/2023	100	102
5.147% due 06/01/2022	406	414
5.185% due 06/01/2022	141	144
5.200% due 10/25/2023 - 06/01/2024	442	438
5.209% due 08/01/2023	98	100
5.223% due 08/01/2023	565	576
5.275% due 01/01/2022	90	91
5.282% due 09/01/2023	366	374
5.285% due 05/01/2023	70	71
5.307% due 07/01/2020	141	144
5.311% due 09/01/2023	569	582
5.323% due 05/01/2018	268	274
5.329% due 07/01/2027	12	12
5.340% due 02/01/2026	411	422
5.376% due 07/01/2030	1,053	1,078
5.411% due 11/01/2035	3,356	3,380
5.429% due 02/01/2025	22	22
5.438% due 08/01/2023	45	46
5.440% due 12/01/2035	3,226	3,251
5.464% due 05/01/2023	57	58
5.471% due 07/01/2019	224	228
5.477% due 12/01/2026	818	824
5.487% due 05/01/2018	256	261
5.500% due 07/18/2016 - 09/01/2038	2,942,459	2,933,548
5.500% due 02/01/2038 - 06/01/2038 (j)	3,928,344	3,911,213
5.501% due 10/01/2024	208	212
5.530% due 02/01/2019	39	39
5.546% due 10/01/2026	342	348
5.576% due 05/01/2021	1,328	1,342
5.590% due 07/01/2023	231	233
5.604% due 04/01/2025	134	137
5.663% due 02/01/2019	219	222
5.670% due 07/01/2024	66	68
5.682% due 08/01/2023	1	1
5.704% due 03/01/2036	2,981	3,004
5.716% due 03/01/2021	858	880
5.780% due 12/01/2018 - 12/01/2022	291	294
5.783% due 10/01/2023	124	127
5.812% due 09/01/2023	184	187
5.839% due 03/01/2022	1,239	1,267
5.840% due 04/01/2036	3,605	3,677
5.860% due 06/01/2024	500	509
5.875% due 03/21/2011 - 01/01/2019	15,001	15,612
5.912% due 11/01/2028	716	729
5.928% due 07/01/2019	8	9
5.936% due 05/01/2023	184	185
5.940% due 10/01/2022	47	48
5.950% due 06/15/2028	42,168	41,386
5.980% due 02/01/2021	6	7
5.986% due 02/01/2023	81	82
5.999% due 06/01/2020	88	89
6.000% due 11/15/2008 - 10/01/2038	1,523,260	1,545,051
6.000% due 07/01/2038 (k)	371,984	376,970
6.001% due 05/01/2022	42	43
6.015% due 04/01/2024	764	775
6.063% due 04/01/2023	14	14
6.094% due 09/01/2023	130	132
6.139% due 09/01/2023	29	29
6.164% due 01/01/2028	27	27
6.200% due 12/15/2008	36	36
6.215% due 03/01/2024	232	234
6.229% due 07/01/2025	681	686
6.234% due 08/01/2023	1,133	1,151
6.250% due 03/15/2028 - 01/15/2036	2,145	2,193
6.254% due 01/01/2024	49	50
6.265% due 05/01/2020	66	68
6.276% due 09/01/2028	3	3
6.289% due 06/01/2021	467	476
6.365% due 01/01/2024	9	9
6.387% due 01/01/2021	44	44
6.412% due 11/01/2026	385	392
6.500% due 11/15/2008 - 09/15/2023 (b)	11	0
6.500% due 12/01/2008 - 07/25/2043	350,312	361,720
6.517% due 04/01/2029	144	146
6.519% due 12/01/2023	146	149
6.520% due 11/01/2023	230	233
6.606% due 10/01/2023	55	55
6.671% due 11/01/2020	86	87
6.734% due 10/01/2023	194	197
6.785% due 05/01/2020	16	16
6.800% due 06/01/2030	388	398
6.817% due 10/01/2020	8	9
6.875% due 09/01/2018	57	58
6.917% due 10/01/2020	245	252
6.950% due 07/15/2021 - 08/15/2021	43	44

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
6.990% due 11/01/2023	$8	$8
7.000% due 01/01/2009 - 10/25/2043	40,675	42,710
7.000% due 09/15/2023 (b)	30	6
7.030% due 01/01/2019	56	57
7.075% due 01/01/2019	2	2
7.105% due 05/01/2018	55	56
7.129% due 10/01/2023	111	113
7.156% due 10/01/2023	284	290
7.500% due 09/01/2010 - 11/01/2037	17,983	19,044
7.645% due 05/01/2025	5,711	5,969
8.000% due 04/01/2010 - 09/15/2024	4,422	4,469
8.250% due 06/15/2022	247	263
8.500% due 03/01/2009 - 06/01/2030	2,662	2,768
8.750% due 12/01/2010 - 12/15/2020	113	113
8.900% due 11/15/2020	842	930
9.000% due 04/01/2009 - 07/01/2030	662	677
9.000% due 05/01/2022 (b)	5	1
9.250% due 07/01/2017	3	3
9.500% due 09/01/2016 - 12/01/2022	647	690
10.000% due 11/01/2011 - 03/01/2021	54	61
10.100% due 09/01/2016	91	104
10.250% due 04/01/2009 - 07/01/2009	2	2
10.500% due 10/01/2017 - 01/01/2021	20	23
11.000% due 06/01/2011 - 05/01/2020	36	41
11.250% due 10/01/2009 - 09/01/2015	2	2
11.500% due 01/01/2018	2	2
12.500% due 12/01/2012	1	1
13.250% due 10/01/2013	48	56
14.000% due 04/01/2016	2	3
15.500% due 08/01/2011	1	2
884.500% due 01/15/2021 (b)	0	3
1007.500% due 02/15/2022 (b)	0	5
Ginnie Mae
2.888% due 06/16/2031 - 03/16/2032	533	529
2.938% due 10/16/2030	715	711
2.988% due 02/16/2030 - 04/16/2032	3,627	3,639
3.038% due 12/16/2025	115	115
3.088% due 02/16/2030	2,474	2,483
3.138% due 02/16/2030	1,132	1,127
3.588% due 06/20/2030	20	20
3.688% due 09/20/2030	207	206
4.138% due 03/20/2031	192	191
4.500% due 11/16/2028 - 12/20/2028	6,095	6,057
4.500% due 07/15/2033 (k)	1,299	1,243
4.750% due 02/20/2032	1,474	1,481
5.000% due 02/20/2016 - 07/20/2037	3,806	3,794
5.125% due 12/20/2015 - 12/20/2029	28,086	28,428
5.250% due 01/20/2028 - 03/20/2030	7,102	7,172
5.375% due 02/20/2017 - 05/20/2030	59,288	59,972
5.500% due 02/20/2018 - 02/20/2036	1,766	1,764
5.625% due 07/20/2017 - 08/20/2030	34,512	34,941
6.000% due 10/15/2008 - 11/01/2038	1,363,949	1,383,784
6.000% due 10/15/2034 - 04/15/2037 (k)	1,806	1,837
6.500% due 02/15/2009 - 07/15/2040	82,646	85,151
6.670% due 08/15/2040	913	924
6.750% due 06/20/2028 - 10/16/2040	44,036	45,783
7.000% due 10/15/2008 - 11/15/2032	7,096	7,451
7.250% due 07/16/2028	2	2
7.500% due 06/15/2009 - 03/15/2032	7,764	8,188
7.700% due 03/15/2041	6,512	6,784
7.750% due 12/20/2020 - 12/15/2040	1,576	1,635
8.000% due 10/15/2009 - 10/20/2031	1,107	1,212
8.250% due 04/15/2020	96	106
8.300% due 06/15/2019	20	22
8.500% due 09/15/2009 - 04/15/2031	1,003	1,103
9.000% due 10/15/2008 - 01/15/2031	1,103	1,213
9.250% due 12/20/2016	2	3
9.500% due 11/15/2008 - 07/15/2025	461	510
10.000% due 02/15/2013 - 02/15/2025	432	489
10.250% due 02/20/2019	9	11
10.500% due 12/15/2015 - 09/15/2021	97	112
11.000% due 04/15/2010 - 04/20/2019	13	14
11.500% due 04/15/2013 - 10/15/2015	10	12
12.000% due 11/15/2012 - 05/15/2016	73	83
13.000% due 12/15/2012	1	2
13.500% due 10/15/2012 - 09/15/2014	15	17
15.000% due 08/15/2011 - 11/15/2012	30	35
16.000% due 11/15/2011 - 05/15/2012	22	25
17.000% due 11/15/2011 - 12/15/2011	12	14
Small Business Administration
3.870% due 01/01/2014	1,176	1,152
4.340% due 03/01/2024	232	219
4.504% due 02/10/2014	82	79
4.524% due 02/10/2013	13,282	12,968
4.684% due 09/10/2014	5,011	4,884
4.754% due 08/10/2014	52	50
4.770% due 04/01/2024	1,065	1,035
4.870% due 12/01/2024	2,127	2,071
4.890% due 12/01/2023	1,341	1,313
4.930% due 01/01/2024	2,689	2,635
4.950% due 03/01/2025	2,318	2,262
4.980% due 11/01/2023	9,338	9,191
5.090% due 10/01/2025	932	918
5.110% due 04/01/2025 - 08/01/2025	2,049	2,021
5.130% due 09/01/2023	5,759	5,703
5.160% due 02/01/2028	2,641	2,602
5.190% due 07/01/2024	348	346
5.290% due 12/01/2027	88,098	86,916
5.310% due 05/01/2027	473	469
5.340% due 11/01/2021	7,495	7,522
5.490% due 05/01/2028	30,000	29,952
5.680% due 06/01/2028	30,133	30,371
5.725% due 09/10/2018	50,000	49,286
5.780% due 08/01/2027	95	95
5.950% due 05/01/2009	113	113
6.030% due 02/10/2012	6,584	6,688
6.340% due 03/01/2021	11,456	11,774
6.344% due 08/01/2011	520	530
6.640% due 02/01/2011	1,268	1,298
6.700% due 12/01/2016	3,315	3,399
6.900% due 12/01/2020	3,652	3,795
6.950% due 11/01/2016	848	872
7.150% due 03/01/2017	1,468	1,515
7.190% due 12/01/2019	135	141
7.449% due 08/10/2010	6,305	6,407
7.500% due 04/01/2017	825	855
7.540% due 08/10/2009	2,744	2,785
7.630% due 06/01/2020	6,541	6,876
7.640% due 03/01/2010	731	750
7.700% due 07/01/2016	93	97
8.017% due 02/10/2010	6,222	6,386
Tennessee Valley Authority
4.250% due 03/15/2013	180	176
6.000% due 03/15/2013	250	271
U.S. Department of Housing and Urban Development
3.820% due 08/01/2009	2,400	2,413
Vendee Mortgage Trust
0.447% due 06/15/2023 (b)	22,835	288
6.500% due 09/15/2024	16,632	17,559
6.815% due 01/15/2030	2,176	2,235

Total U.S. Government Agencies (Cost $102,380,985)		103,058,064

U.S. TREASURY OBLIGATIONS 1.4%

Treasury Inflation Protected Securities (f)
1.625% due 01/15/2015	25,739	25,043
1.750% due 01/15/2028	128,808	111,973
1.875% due 07/15/2013	201,327	200,651
1.875% due 07/15/2015	365	359
2.000% due 01/15/2014	540	538
2.000% due 07/15/2014	387,525	386,133
2.000% due 01/15/2016	248,626	245,033
2.500% due 07/15/2016	1,037	1,058
2.625% due 07/15/2017	242,813	249,662
U.S. Treasury Bonds
4.750% due 02/15/2037	100,000	106,656

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes
3.125% due 11/30/2009	$491,000	$498,250
4.625% due 02/15/2017	10,000	10,634

Total U.S. Treasury Obligations (Cost $1,867,456)		1,835,990

MORTGAGE-BACKED SECURITIES 4.4%

Adjustable Rate Mortgage Trust
5.381% due 11/25/2035	1,780	1,452
5.415% due 01/25/2036	3,175	2,691
American Home Mortgage Assets
3.397% due 05/25/2046	53,871	34,759
3.397% due 09/25/2046	22,295	13,674
3.417% due 10/25/2046	34,201	13,338
3.555% due 02/25/2047	23,779	11,960
3.775% due 11/25/2046	107,671	54,204
American Home Mortgage Investment Trust
4.290% due 10/25/2034	478	383
4.390% due 02/25/2045	89,141	59,909
4.440% due 02/25/2045	42	28
5.660% due 09/25/2045	9,770	6,659
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	72,870	71,391
5.414% due 09/10/2047	14,500	12,776
5.492% due 02/10/2051	35,000	29,218
5.929% due 05/10/2045	28,900	26,220
Banc of America Funding Corp.
3.478% due 05/20/2035	2,716	1,592
4.135% due 05/25/2035	149,195	127,194
4.280% due 03/20/2035	5,678	5,087
4.625% due 02/20/2036	73	65
5.250% due 09/20/2034	200	193
5.357% due 11/20/2035	2,008	1,880
5.753% due 10/25/2036	2,400	1,460
5.756% due 03/20/2036	3,918	3,151
5.837% due 01/25/2037	1,900	962
5.878% due 03/20/2036	1,067	875
5.888% due 04/25/2037	4,600	2,650
Banc of America Mortgage Securities, Inc.
3.657% due 12/25/2033	2,212	2,195
5.436% due 02/25/2036	6,534	5,690
5.500% due 11/25/2033	164	163
6.094% due 07/20/2032	1,461	1,403
6.500% due 10/25/2031	298	300
6.500% due 09/25/2033	14,814	14,030
BCAP LLC Trust
3.377% due 01/25/2037	122,984	75,913
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	447	416
4.540% due 08/25/2033	51	47
4.550% due 08/25/2035	249	238
4.734% due 01/25/2034	18	18
4.750% due 10/25/2035	108,697	106,783
4.767% due 11/25/2030	7,678	7,542
4.834% due 11/25/2034	106	102
4.837% due 01/25/2034	416	390
5.040% due 04/25/2033	198	191
5.071% due 11/25/2034	3,642	3,470
5.299% due 03/25/2033	5,612	5,425
5.402% due 04/25/2033	19,324	18,162
5.425% due 04/25/2033	601	564
5.474% due 05/25/2047	56,703	47,771
5.600% due 02/25/2033	12,896	12,048
5.732% due 02/25/2036	7,173	5,477
6.752% due 02/25/2033	91	91
6.792% due 01/25/2034	28	27
Bear Stearns Alt-A Trust
3.407% due 02/25/2034	106	45
3.427% due 05/25/2035	4,922	2,749
3.427% due 12/25/2046	495	151
4.022% due 02/25/2034	10,388	8,293
5.318% due 09/25/2034	440	365
5.370% due 05/25/2035	171,534	145,900
5.471% due 08/25/2036	9,100	5,027
5.504% due 09/25/2035	79,668	64,269
5.859% due 01/25/2036	36,698	27,319
5.903% due 03/25/2036	4,122	2,557
6.504% due 01/25/2035	7,915	5,532
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	681	679
5.060% due 11/15/2016	5,349	5,293
5.243% due 12/11/2038	2,600	2,047
5.300% due 10/12/2042	25,000	22,858
5.331% due 02/11/2044	11,525	9,689
5.405% due 12/11/2040	15,435	14,263
5.623% due 03/11/2039	13,650	12,300
5.694% due 06/11/2050	20,000	17,087
5.700% due 06/11/2050	25,000	21,316
6.440% due 06/16/2030	494	493
7.000% due 05/20/2030	32,017	32,475
Bear Stearns Mortgage Securities, Inc.
5.205% due 06/25/2030	216	211
CC Mortgage Funding Corp.
3.387% due 05/25/2036	5,576	4,487
Chase Mortgage Finance Corp.
5.434% due 03/25/2037	23,620	20,238
Chaseflex Trust
5.500% due 06/25/2035	50	47
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	227
Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	23	21
6.299% due 12/10/2049	21,000	18,510
Citigroup Mortgage Loan Trust, Inc.
4.007% due 08/25/2035	4,238	3,790
4.098% due 08/25/2035	17,349	15,636
4.248% due 08/25/2035	98,786	94,241
4.683% due 06/25/2035	117,325	102,657
4.700% due 12/25/2035	60,772	56,523
4.748% due 08/25/2035	166	158
5.666% due 07/25/2046	16,799	13,041
5.836% due 12/25/2035	6,282	4,299
6.014% due 09/25/2037	109,729	76,753
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	5,252	5,078
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	515	514
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031	39	39
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	145	147
Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	17,597	16,787
2.988% due 07/16/2034	1,090	1,042
5.306% due 12/10/2046	66,346	57,614
Countrywide Alternative Loan Trust
3.338% due 05/20/2046	2,271	2,129
3.377% due 01/25/2037	4,100	1,885
3.382% due 12/20/2046	124,482	75,901
3.397% due 09/25/2046	48,695	26,998
3.398% due 07/20/2046	56,136	34,656
3.407% due 05/25/2036	3,932	2,374
3.417% due 07/25/2046	9,159	5,812
3.557% due 09/25/2035	3,871	2,455
3.855% due 12/25/2035	409	250
3.855% due 02/25/2036	18	11
4.500% due 06/25/2035	627	621
5.417% due 10/25/2035	1,635	1,410
5.750% due 03/25/2037	3,000	2,063
5.891% due 11/25/2035	3,833	2,758
5.898% due 02/25/2037	49,046	34,233
6.000% due 10/25/2032	3,532	3,113
6.000% due 01/25/2037	17,896	12,649
6.000% due 02/25/2037	3,006	2,197
6.250% due 12/25/2033	32	31
6.250% due 11/25/2036	3,451	2,484
6.500% due 05/25/2036	11,220	7,151
Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	20,463	13,233
3.497% due 04/25/2035	24,245	15,390
3.527% due 03/25/2035	24	14
3.537% due 02/25/2035	21	13
3.547% due 02/25/2035	25	17
3.547% due 06/25/2035	572	481
3.587% due 09/25/2034	51	38
3.607% due 08/25/2018	4,572	4,444
3.946% due 07/25/2034	8,323	7,509
4.727% due 02/20/2035	14	12
4.797% due 11/25/2034	11	9
5.230% due 01/20/2035	2,161	1,870
5.250% due 02/20/2036	54,404	42,237
5.369% due 10/20/2035	4,050	2,676
5.431% due 02/25/2047	3,533	2,313
5.500% due 11/25/2035	15,559	11,493
5.547% due 04/20/2036	3,296	2,652
5.613% due 02/20/2036	957	641
5.620% due 03/25/2037	3,390	2,403
5.750% due 07/19/2031	27	28
5.772% due 05/20/2036	6,322	4,692
6.092% due 09/25/2047	11,387	8,849
6.500% due 01/25/2034	615	564
7.047% due 10/19/2032	8	8
7.500% due 06/25/2035	608	566
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	4,200	3,528
5.467% due 09/15/2039	37,000	32,608
5.579% due 04/25/2037	2,100	1,303
5.695% due 09/15/2040	19,365	16,448
5.863% due 01/25/2037	4,600	3,002
CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	527	481
4.452% due 04/25/2034	51,679	46,586
5.357% due 06/25/2032	15	15
5.549% due 05/25/2032	26	26
5.791% due 06/25/2032	45	40
6.495% due 05/25/2032	166	171
6.500% due 04/25/2033	2,542	2,363
7.290% due 09/15/2041	232	233
7.500% due 12/25/2032	6	5

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	$3,500	$2,088
5.720% due 09/25/2036	4,000	2,617
6.172% due 06/25/2036	5,000	3,720
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	4,100	3,418
Denver Arena Trust
6.940% due 11/15/2019	2,724	2,625
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 12/25/2036	19,653	19,134
3.287% due 03/25/2037	1,633	1,578
3.297% due 08/25/2037	16,954	16,070
3.357% due 02/25/2047	8,384	4,472
5.500% due 12/25/2035	4,100	2,724
5.588% due 10/25/2035	2,854	1,864
5.869% due 10/25/2036	3,800	2,468
5.886% due 10/25/2036	3,800	2,465
6.005% due 10/25/2036	7,035	6,882
6.300% due 07/25/2036	4,200	2,962
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	423	425
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (o)	234	214
8.000% due 03/25/2022	20	20
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	25	27
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	3,218	3,064
First Nationwide Trust
6.750% due 08/21/2031	2,149	2,144
First Republic Mortgage Loan Trust
2.788% due 08/15/2032	397	360
2.838% due 11/15/2031	17	16
3.687% due 06/25/2030	1,994	1,804
First Union National Bank Commercial Mortgage
6.141% due 02/12/2034	190	189
Fund America Investors Corp. II
5.784% due 06/25/2023	262	253
6.018% due 06/25/2023	8	8
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	21,820	21,332
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	522	525
8.950% due 08/20/2017	43	46
Government Lease Trust
4.000% due 05/18/2011	35,750	35,178
6.480% due 05/18/2011	8,440	8,619
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	35,020	29,682
GS Mortgage Securities Corp. II
5.993% due 08/10/2045	223,400	191,305
6.044% due 08/15/2018	9,182	9,182
6.624% due 05/03/2018	55,900	58,579
GSR Mortgage Loan Trust
3.557% due 01/25/2034	103	87
4.397% due 12/25/2034	87	70
4.513% due 06/25/2034	79	71
4.539% due 09/25/2035	104,014	89,035
4.625% due 09/25/2035	61,365	57,208
5.248% due 11/25/2035	205,082	176,504
5.346% due 11/25/2035	3,746	3,157
5.500% due 03/25/2035	150	143
6.000% due 03/25/2032	94	92
GSRPM Mortgage Loan Trust
3.907% due 01/25/2032	1,971	1,679
Harborview Mortgage Loan Trust
3.160% due 04/19/2038	30,231	18,636
3.210% due 07/19/2046	51,427	32,075
3.230% due 09/19/2046	13,117	7,976
3.270% due 03/19/2037	20,084	12,390
3.378% due 08/21/2036	10,329	6,356
3.380% due 01/19/2035	4,324	2,988
3.400% due 02/19/2034	14	13
3.528% due 06/20/2035	2,032	1,317
3.936% due 06/19/2034	6,800	6,641
5.903% due 08/19/2036	9,495	6,388
Homebanc Mortgage Trust
3.387% due 12/25/2036	4,938	3,384
5.804% due 04/25/2037	4,199	3,413
5.909% due 04/25/2037	4,100	2,233
Impac CMB Trust
3.472% due 07/25/2033	21	19
Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	303	286
3.297% due 11/25/2036	9,604	9,105
Indymac ARM Trust
4.947% due 08/25/2031	497	497
5.183% due 01/25/2032	859	703
5.371% due 01/25/2032	222	218
Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	19,887	10,780
Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	4,100	2,652
Indymac INDB Mortgage Loan Trust
3.507% due 11/25/2035	1,813	1,010
Indymac Index Mortgage Loan Trust
3.307% due 01/25/2037	25	24
3.397% due 09/25/2046	37,402	22,762
3.407% due 06/25/2047	21,086	12,818
3.447% due 07/25/2035	6,042	3,951
3.507% due 06/25/2037	3,402	1,813
5.000% due 08/25/2035	4,168	1,956
5.099% due 09/25/2035	3,599	2,437
5.226% due 01/25/2036	17,853	12,561
5.275% due 06/25/2035	3,631	2,663
5.369% due 01/25/2036	2,185	1,708
5.425% due 09/25/2035	3,920	2,357
5.490% due 10/25/2035	1,934	1,313
5.690% due 04/25/2037	22,453	15,509
5.973% due 04/25/2037	48,786	33,279
5.975% due 06/25/2036	2,900	2,123
6.505% due 01/25/2035	414	291
Indymac Loan Trust
3.487% due 07/25/2009	8	7
JPMorgan Chase Commercial Mortgage Securities Corp.
4.575% due 07/15/2042	7,108	6,931
4.824% due 09/12/2037	16,300	15,599
4.851% due 08/15/2042	45	44
5.273% due 02/12/2051	34	33
5.336% due 05/15/2047	191,131	164,940
5.420% due 01/15/2049	67,459	56,222
5.440% due 06/12/2047	27,850	23,304
5.882% due 02/15/2051	25,500	21,801
5.937% due 02/12/2049	48,643	41,575
6.007% due 06/15/2049	30,000	25,746
JPMorgan Mortgage Trust
4.766% due 07/25/2035	154	131
4.794% due 02/25/2034	5,416	4,740
4.872% due 04/25/2035	2,309	2,028
5.003% due 07/25/2035	43,415	40,032
5.021% due 02/25/2035	19	17
5.035% due 02/25/2036	16,104	12,692
5.117% due 10/25/2035	3,723	2,740
5.375% due 08/25/2035	3,700	2,950
5.402% due 11/25/2035	3,406	2,977
5.500% due 10/25/2035	2,748	2,396
LB Mortgage Trust
8.429% due 01/20/2017	13,706	14,362
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	612	608
4.563% due 09/15/2026	14,000	13,607
5.424% due 02/15/2040	21,400	18,024
5.430% due 02/15/2040	51,501	43,326
5.866% due 09/15/2045	23,530	20,224
5.969% due 03/15/2026	37	37
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	744	675
Luminent Mortgage Trust
3.377% due 12/25/2036	26,598	16,249
3.387% due 12/25/2036	13,746	8,675
3.407% due 10/25/2046	9,959	6,186
MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	17,609	11,135
3.447% due 05/25/2037	4,012	2,337
3.788% due 11/21/2034	11,700	9,505
5.197% due 05/25/2034	129	113
6.173% due 10/25/2032	3,284	3,195
MASTR Alternative Loans Trust
3.607% due 03/25/2036	16,890	9,281
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,270	2,085
MASTR Seasoned Securities Trust
6.202% due 09/25/2017	20,363	19,135
6.500% due 08/25/2032	44,160	40,902
Mellon Residential Funding Corp.
2.838% due 11/15/2031	18,554	16,818
2.928% due 12/15/2030	4,087	3,799
2.947% due 06/15/2030	642	606
3.158% due 10/20/2029	11,456	10,743
Merrill Lynch Alternative Note Asset
3.507% due 03/25/2037	5,200	1,832
5.648% due 06/25/2037	4,595	2,930
Merrill Lynch Countrywide Commercial Mortgage Trust
3.024% due 07/09/2009	8,000	7,297
5.378% due 08/12/2048	4,000	3,352
5.485% due 03/12/2051	31,760	26,718
5.700% due 09/12/2049	35	30
5.810% due 06/12/2050	29,150	24,974
6.156% due 08/12/2049	9,300	8,098
Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	22,346	15,991
Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	79	64
4.231% due 08/25/2034	5,611	4,980
4.870% due 06/25/2035	19,427	17,477
4.910% due 12/25/2032	107	102
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034	2,135	2,131

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	$204	$155
3.537% due 06/25/2028	3,661	3,253
4.352% due 10/25/2035	160,119	149,591
4.434% due 01/25/2029	11	11
4.952% due 04/25/2035	2,217	1,919
Morgan Stanley Capital I
2.548% due 10/15/2020	53,511	48,079
5.332% due 12/15/2043	19,220	16,715
5.447% due 02/12/2044	50	42
5.569% due 12/15/2044	26,000	21,759
5.692% due 04/15/2049	3,600	3,067
5.809% due 12/12/2049	60,785	51,938
6.077% due 06/11/2049	15,200	13,195
6.160% due 04/03/2014	1,097	1,095
6.170% due 10/03/2034	161	161
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	26,500	24,779
5.500% due 04/25/2017	38	38
Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	6,696	5,739
5.701% due 02/25/2047	3,400	2,146
6.450% due 06/25/2036	38,573	22,656
Nomura Asset Acceptance Corp.
5.654% due 02/25/2036	2,386	1,519
5.820% due 03/25/2047	3,300	2,535
6.138% due 03/25/2047	3,000	1,943
7.000% due 02/19/2030	2,780	2,737
Opteum Mortgage Acceptance Corp.
3.467% due 07/25/2035	4,060	3,400
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	33	33
Paine Webber CMO Trust
1359.500% due 08/01/2019 (b)	0	3
Prime Mortgage Trust
3.607% due 02/25/2019	2,515	2,387
3.607% due 02/25/2034	13,990	12,792
Provident Funding Mortgage Loan Trust
3.914% due 10/25/2035	13,677	11,951
4.445% due 04/25/2034	15,045	13,099
Prudential-Bache CMO Trust
8.400% due 03/20/2021	331	337
RAAC Series 2005-SP1
5.000% due 09/25/2034	7,955	7,942
Regal Trust IV
4.418% due 09/29/2031	1,317	1,315
Resecuritization Mortgage Trust
3.679% due 04/26/2021	1	1
Residential Accredit Loans, Inc.
3.307% due 09/25/2046	14,139	12,067
3.387% due 06/25/2046	168,980	105,990
3.457% due 08/25/2037	14,383	7,858
5.247% due 08/25/2035	2,841	2,202
5.665% due 09/25/2035	3,022	2,354
5.714% due 02/25/2036	3,339	2,436
Residential Asset Mortgage Products, Inc.
3.377% due 07/25/2024	4	4
Residential Asset Securitization Trust
3.607% due 01/25/2046	35,511	22,092
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	613	581
Salomon Brothers Mortgage Securities VII, Inc.
3.707% due 05/25/2032	152	143
6.186% due 12/25/2030	137	123
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	218	218
Sears Mortgage Securities
12.000% due 02/25/2014	67	66
Securitized Asset Sales, Inc.
6.282% due 11/26/2023	141	141
Sequoia Mortgage Trust
3.380% due 10/19/2026	351	320
3.538% due 07/20/2033	221	183
4.256% due 04/20/2035	42,036	35,163
5.765% due 01/20/2047	9,618	8,276
Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	1,200	1,112
Structured Adjustable Rate Mortgage Loan Trust
3.447% due 06/25/2035	2,354	1,915
4.065% due 01/25/2035	265	158
5.246% due 05/25/2036	4,100	1,858
5.288% due 08/25/2034	819	750
5.375% due 11/25/2035	2,134	1,536
5.429% due 09/25/2036	4,100	3,458
5.450% due 01/25/2036	13,076	8,214
5.644% due 06/25/2035	6,087	5,132
5.950% due 02/25/2036	3,644	2,385
6.000% due 03/25/2036	3,526	2,343
6.000% due 10/25/2037	3,140	2,074
Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	383	325
3.327% due 08/25/2036	17,705	10,397
3.337% due 03/25/2037	11	7
3.360% due 09/19/2032	11,596	10,603
3.377% due 03/25/2037	53	19
3.380% due 03/19/2034	19	17
3.397% due 06/25/2036	2,334	1,431
3.397% due 07/25/2046	59,461	36,719
3.427% due 05/25/2036	77	47
3.427% due 05/25/2046	19,965	12,301
3.517% due 12/25/2035	10,335	6,371
5.363% due 05/25/2022	1,860	1,683
5.659% due 04/30/2030	2	2
Structured Asset Securities Corp.
4.510% due 01/25/2034	1,723	1,648
5.034% due 10/25/2035	131	111
5.044% due 07/25/2032	1,061	989
5.233% due 01/25/2032	2,267	2,266
5.250% due 12/25/2034	9,438	9,291
5.371% due 03/25/2033	10,255	8,904
5.457% due 05/25/2032	76	74
5.957% due 02/25/2032	2,178	1,973
Structured Mortgage Asset Residential Trust
7.250% due 07/25/2024	39	38
TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	70	66
5.630% due 01/25/2037	1,600	1,033
5.970% due 09/25/2036	5,000	3,641
6.014% due 07/25/2037	3,300	2,381
6.080% due 09/25/2036	2,758	2,684
6.500% due 07/25/2036	13,983	8,771
Thornburg Mortgage Securities Trust
3.312% due 05/25/2046	17,187	16,453
3.327% due 09/25/2046	5,016	4,702
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	3,829
6.800% due 01/25/2028	1,384	1,396
Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	2,264	2,069
5.342% due 12/15/2043	194,050	160,437
5.509% due 04/15/2047	58,608	48,905
5.678% due 05/15/2046	60	51
5.891% due 05/15/2043	50	48
Wachovia Mortgage Loan Trust LLC
5.447% due 10/20/2035	2,205	1,869
WaMu Mortgage Pass-Through Certificates
2.870% due 11/25/2034	74	51
3.467% due 11/25/2045	5,920	3,755
3.497% due 08/25/2045	93	92
3.497% due 10/25/2045	42,211	26,766
3.517% due 01/25/2045	22	15
3.555% due 02/25/2047	62,108	32,709
3.555% due 03/25/2047	53,376	28,129
3.587% due 11/25/2045	5,946	5,579
3.595% due 01/25/2047	25,490	13,868
3.615% due 04/25/2047	38,096	22,042
3.675% due 12/25/2046	23,466	12,434
3.747% due 12/25/2027	1,686	1,452
3.835% due 06/25/2046	47,245	28,666
3.847% due 12/25/2027	27,035	23,757
3.855% due 02/25/2046	151	91
3.948% due 02/27/2034	477	450
4.055% due 11/25/2042	278	248
4.198% due 05/25/2046	3,461	2,881
4.198% due 10/25/2046	34,072	22,174
4.255% due 06/25/2042	1,442	1,312
4.255% due 08/25/2042	260	233
4.355% due 11/25/2046	2,417	1,627
4.559% due 06/25/2033	13,368	13,057
5.342% due 01/25/2037	17,855	14,185
5.468% due 02/25/2037	66,472	55,905
5.542% due 04/25/2037	12,754	9,499
5.609% due 12/25/2036	11,425	8,179
5.613% due 12/25/2036	37,672	29,577
5.668% due 05/25/2037	27,899	25,259
5.711% due 02/25/2037	34,166	25,229
5.868% due 02/25/2037	44,920	37,925
5.931% due 09/25/2036	19,665	15,307
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	12,865	7,489
6.268% due 07/25/2036	2,400	1,514
Washington Mutual MSC Mortgage Pass-Through Certificates
4.812% due 06/25/2033	11,008	10,956
5.056% due 02/25/2031	64	63
5.664% due 05/25/2033	350	291
6.044% due 02/25/2033	79	77
6.500% due 06/25/2032	34	32
Wells Fargo Mortgage-Backed Securities Trust
3.621% due 09/25/2034	33,137	29,293
3.707% due 07/25/2037	9,903	8,643
4.109% due 12/25/2034	498	461
4.305% due 05/25/2035	15,967	14,914
4.336% due 07/25/2035	49,635	42,153
4.950% due 01/25/2035	18	16
4.950% due 03/25/2036	226,731	200,608
5.112% due 03/25/2036	6,570	5,771

Total Mortgage-Backed Securities (Cost $6,341,038)		5,770,163

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
ASSET-BACKED SECURITIES 2.8%

Accredited Mortgage Loan Trust
3.247% due 09/25/2036	$246	$243
3.257% due 02/25/2037	7,199	6,875
ACE Securities Corp.
3.257% due 07/25/2036	4,520	4,476
American Express Credit Account Master Trust
3.438% due 08/15/2012	392,000	389,030
AmeriCredit Automobile Receivables Trust
3.430% due 07/06/2011	53	52
Ameriquest Mortgage Securities, Inc.
3.637% due 10/25/2033	73	62
Amortizing Residential Collateral Trust
3.477% due 06/25/2032	306	228
3.497% due 07/25/2032	3	2
Argent Securities, Inc.
3.257% due 09/25/2036	534	529
3.257% due 10/25/2036	5,623	5,500
3.407% due 10/25/2035	2,330	2,205
Asset-Backed Funding Certificates
3.267% due 10/25/2036	2,059	2,015
3.267% due 11/25/2036	317	305
Asset-Backed Securities Corp. Home Equity
3.267% due 07/25/2036	448	447
3.287% due 05/25/2037	9,972	9,781
3.367% due 05/25/2035	16	15
3.367% due 06/25/2035	2,385	2,350
3.482% due 09/25/2034	84	74
BA Credit Card Trust
2.518% due 11/15/2013	19,860	18,999
2.688% due 01/15/2013	21,400	20,862
3.068% due 04/15/2013	163,210	159,742
Bay View Auto Trust
5.010% due 06/25/2014	45	45
Bear Stearns Asset-Backed Securities Trust
3.247% due 01/25/2037	6,990	6,779
3.267% due 05/25/2036	578	563
3.277% due 12/25/2036	10,756	9,932
3.357% due 11/25/2036	27,059	24,630
3.397% due 01/25/2047	516	489
3.607% due 10/27/2032	3,029	2,480
3.847% due 12/25/2034	10	9
3.867% due 10/25/2032	7,456	6,557
5.675% due 06/25/2043	2,571	2,121
Bravo Mortgage Asset Trust
3.337% due 07/25/2036	682	670
Brazos Student Finance Corp.
2.700% due 06/01/2023	2,433	2,399
Capital Auto Receivables Asset Trust
3.408% due 03/15/2011	43,200	43,047
3.938% due 10/15/2012	41,600	40,608
Carrington Mortgage Loan Trust
3.257% due 08/25/2036	1,312	1,304
3.257% due 10/25/2036	1,166	1,152
3.257% due 01/25/2037	106	101
Cendant Mortgage Corp.
5.988% due 07/25/2043	1,724	1,630
Chase Funding Mortgage Loan Asset-Backed Certificates
3.847% due 08/25/2032	1,558	1,527
3.947% due 10/25/2032	99	90
Chase Issuance Trust
2.738% due 09/15/2011	45,800	45,266
3.238% due 08/17/2015	1,000	948
3.388% due 05/16/2011	26,500	26,470
CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	7	6
Citigroup Mortgage Loan Trust, Inc.
3.247% due 09/25/2036	1,229	1,211
3.257% due 11/25/2036	1,446	1,434
3.267% due 01/25/2037	758	745
3.267% due 05/25/2037	2,974	2,727
3.277% due 12/25/2036	610	588
3.277% due 05/25/2037 (o)	23,814	21,633
5.764% due 01/25/2037	2,600	1,706
Community Program Loan Trust
4.500% due 10/01/2018	6,646	6,629
4.500% due 04/01/2029	26,000	23,135
Conseco Finance
3.269% due 05/15/2032	145	125
Conseco Financial Corp.
6.240% due 12/01/2028	34	33
6.480% due 12/01/2030	9	9
6.870% due 04/01/2030	803	755
Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	10,209	10,122
3.257% due 02/25/2037	52,524	49,773
3.257% due 03/25/2037	14,246	13,742
3.257% due 05/25/2037	497	483
3.257% due 06/25/2037	742	721
3.257% due 07/25/2037	118	112
3.257% due 12/25/2046	297	293
3.257% due 05/25/2047	558	537
3.287% due 06/25/2037	11,051	10,588
3.287% due 10/25/2037	1,479	1,411
3.367% due 02/25/2036	4,935	4,362
3.687% due 12/25/2031	3	2
Credit-Based Asset Servicing & Securitization LLC
3.247% due 05/25/2036	193	192
3.277% due 01/25/2037	115	107
4.307% due 04/25/2032	551	483
CS First Boston Mortgage Securities Corp.
3.457% due 01/25/2043	22	19
3.577% due 08/25/2032	1,556	1,429
3.827% due 01/25/2032	387	317
3.907% due 07/25/2032	52	40
Daimler Chrysler Auto Trust
5.000% due 02/08/2012	50	49
Delta Funding Home Equity Loan Trust
3.308% due 09/15/2029	210	156
Discover Card Master Trust I
2.862% due 10/16/2013	400	385
Equity One Asset-Backed Securities, Inc.
3.767% due 11/25/2032	155	130
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	2	2
First Alliance Mortgage Loan Trust
3.948% due 03/20/2031	1,098	705
First Franklin Mortgage Loan Asset-Backed Certificates
3.237% due 07/25/2036	723	719
3.257% due 10/25/2036	13,731	13,275
3.257% due 11/25/2036	4,985	4,691
3.257% due 03/25/2037	7,832	7,399
3.277% due 12/25/2036	8,445	7,856
3.277% due 12/25/2037	1,985	1,917
3.577% due 12/25/2034	592	514
FMAC Loan Receivables Trust
6.500% due 09/15/2020	22	16
7.900% due 04/15/2019	20	15
Ford Credit Auto Owner Trust
3.388% due 01/15/2011	77,600	76,792
3.908% due 06/15/2012	47,400	46,199
4.950% due 03/15/2013	25	24
Franklin Auto Trust
4.188% due 10/20/2011	92,700	91,977
4.768% due 06/20/2012	28,900	28,728
Fremont Home Loan Trust
3.257% due 10/25/2036	7,199	6,883
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	72
GSAA Trust
3.507% due 03/25/2037	5,200	2,096
3.507% due 05/25/2047	1,000	385
GSAMP Trust
3.247% due 08/25/2036	98	98
3.277% due 01/25/2036	735	708
3.297% due 11/25/2035	986	482
3.497% due 03/25/2034	458	451
4.057% due 02/25/2047	174,637	147,665
GSR Mortgage Loan Trust
3.307% due 11/25/2030	5	5
HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	414	403
3.338% due 03/20/2036	11,259	9,169
3.478% due 01/20/2034	15,471	13,405
3.538% due 09/20/2033	35	32
Home Equity Asset Trust
3.267% due 05/25/2037	19,567	18,017
3.807% due 11/25/2032	154	112
HSBC Asset Loan Obligation
3.267% due 12/25/2036	1,578	1,452
HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	50,923	47,314
IMC Home Equity Loan Trust
5.973% due 07/25/2026	71	69
7.310% due 11/20/2028	38	38
7.500% due 04/25/2026	37	37
7.520% due 08/20/2028	30	24
Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	87	85
JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	5,842	5,685
2.551% due 08/25/2036	10,119	9,633
3.247% due 08/25/2036	3,076	3,033
3.257% due 08/25/2036	97	96
3.257% due 10/25/2036	2,217	2,100
3.267% due 05/25/2037	16,246	15,189
3.297% due 10/25/2036	492	469
Lehman ABS Mortgage Loan Trust
3.297% due 06/25/2037	15,215	14,508
Lehman XS Trust
3.277% due 05/25/2046	94	91
3.287% due 04/25/2046	3,229	3,202
3.287% due 06/25/2046	6,839	6,659
3.287% due 08/25/2046	3,052	3,005
3.297% due 05/25/2046	7,229	7,098

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
Long Beach Mortgage Loan Trust
3.247% due 07/25/2036		$2,720	$2,691
3.247% due 11/25/2036		1,157	1,120
3.347% due 02/25/2036		5,043	5,000
3.487% due 10/25/2034		4,796	3,694
MASTR Asset-Backed Securities Trust
3.257% due 01/25/2037		261	207
MBNA Credit Card Master Note Trust
2.478% due 09/15/2011		146,800	146,009
Merrill Lynch First Franklin Mortgage Loan Trust
3.267% due 06/25/2037		7,863	7,597
Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037		909	895
3.277% due 08/25/2036		464	452
3.277% due 07/25/2037		15,670	15,291
3.327% due 02/25/2037		6,812	6,373
Mesa Trust Asset-Backed Certificates
3.607% due 12/25/2031		1,947	1,626
Mid-State Trust
6.340% due 10/15/2036		21,226	17,478
7.340% due 07/01/2035		910	856
7.791% due 03/15/2038		3,558	3,180
8.330% due 04/01/2030		18,005	15,230
Morgan Stanley ABS Capital I
3.257% due 07/25/2036		242	226
3.307% due 09/25/2036		200	181
4.007% due 07/25/2037		28,958	27,040
Morgan Stanley Home Equity Loan Trust
3.257% due 12/25/2036		19,293	18,174
Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036		345	333
3.317% due 11/25/2036		200	176
Morgan Stanley Mortgage Loan Trust
3.437% due 02/25/2037		1,700	676
3.567% due 04/25/2037		7,800	3,940
5.726% due 10/25/2036		2,800	2,236
5.750% due 11/25/2036		3,400	2,875
5.750% due 04/25/2037		3,160	2,619
6.000% due 07/25/2047		3,309	2,198
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		3,565	3,652
Nationstar Home Equity Loan Trust
3.267% due 03/25/2037		12,241	11,862
Nelnet Student Loan Trust
2.890% due 07/25/2016		217	217
3.204% due 12/24/2018		177	176
New Century Home Equity Loan Trust
3.477% due 09/25/2035		31,846	30,180
Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014		50	47
Nomura Asset Acceptance Corp.
3.347% due 01/25/2036		2,200	1,895
Option One Mortgage Loan Trust
3.247% due 02/25/2037		1,772	1,748
Ownit Mortgage Loan Asset-Backed Certificates
3.267% due 03/25/2037		2,433	2,411
Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047		33,542	31,816
PP&L Transition Bond Co. LLC
7.150% due 06/25/2009		112	113
Quest Trust
3.637% due 12/25/2033		62	35
RAAC Series 2007-SP2
3.607% due 06/25/2047		1,700	1,065
Renaissance Home Equity Loan Trust
3.567% due 11/25/2034		177	151
3.907% due 08/25/2032		104	87
5.565% due 02/25/2036		27	26
Residential Asset Mortgage Products, Inc.
3.277% due 05/25/2036		910	901
Residential Asset Securities Corp.
3.277% due 11/25/2036		307	301
3.287% due 10/25/2036		10,110	9,980
Residential Funding Mortgage Securities II, Inc.
3.307% due 12/25/2035		5,420	5,068
Residential Mortgage Loan Trust
4.000% due 09/25/2029		15	14
SACO I, Inc.
3.267% due 05/25/2036		6,163	5,485
3.427% due 06/25/2035		623	548
3.457% due 12/25/2035		264	148
Salomon Brothers Mortgage Securities VII, Inc.
3.507% due 03/25/2032		497	474
3.767% due 09/25/2028		1,565	1,417
Saxon Asset Securities Trust
3.727% due 08/25/2032		677	666
3.747% due 01/25/2032		1	1
Sears Credit Account Master Trust
2.708% due 04/16/2013		1,100	1,090
Securitized Asset-Backed Receivables LLC Trust
3.267% due 03/25/2036		782	778
3.267% due 12/25/2036		874	809
SLM Student Loan Trust
2.780% due 04/25/2014		29,907	29,646
2.790% due 10/25/2016		1,179	1,175
2.790% due 07/25/2017		3,329	3,317
2.790% due 10/25/2018		1,672	1,651
2.910% due 04/25/2017		1,689	1,663
3.100% due 01/26/2015		66,359	66,081
3.480% due 07/25/2013		2,173	2,171
3.514% due 10/25/2017		50,000	48,795
3.714% due 01/25/2019		40,000	39,525
4.019% due 12/15/2033		30,800	29,602
4.173% due 04/25/2023		1,235,079	1,239,711
Soundview Home Equity Loan Trust
3.257% due 10/25/2036		318	316
3.327% due 03/25/2036		893	886
Specialty Underwriting & Residential Finance
3.237% due 06/25/2037		32	32
3.252% due 11/25/2037		299	287
Structured Asset Investment Loan Trust
3.907% due 04/25/2033		2,194	1,887
Structured Asset Securities Corp.
3.267% due 04/25/2036		275	274
3.287% due 01/25/2037		20,658	19,386
3.497% due 01/25/2033		6,683	5,528
4.900% due 04/25/2035		29,861	19,785
Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034		55	54
UPFC Auto Receivables Trust
5.490% due 05/15/2012		27	26
Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037		17,845	16,761
Wells Fargo Home Equity Trust
3.257% due 01/25/2037		1,155	1,126
3.447% due 10/25/2035		59	58
3.447% due 11/25/2035		18,403	18,012
3.457% due 12/25/2035		71,348	68,327
WMC Mortgage Loan Pass-Through Certificates
3.168% due 05/15/2030		2,780	2,761
3.388% due 10/15/2029		996	985

Total Asset-Backed Securities (Cost $3,691,378)			3,620,759

SOVEREIGN ISSUES 0.2%

Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,415
China Development Bank
5.000% due 10/15/2015		29,300	27,638
Export-Import Bank of Korea
3.011% due 10/04/2011		88,600	88,884
Hydro Quebec
3.528% due 09/29/2049		5,600	5,029
Italy Government International Bond
3.250% due 05/15/2009		160	161
Korea Development Bank
2.919% due 10/31/2008		100	100
4.750% due 07/20/2009		76,300	76,326
Korea Expressway Corp.
5.125% due 05/20/2015		100	92
Province of Ontario Canada
5.500% due 10/01/2008		150	150
Russia Government International Bond
8.250% due 03/31/2010		611	633
South Africa Government International Bond
5.875% due 05/30/2022		100	85
6.500% due 06/02/2014		27,000	26,528

Total Sovereign Issues (Cost $231,731)			230,041

FOREIGN CURRENCY-DENOMINATED ISSUES 3.2%

Alliance & Leicester PLC
0.919% due 05/15/2009	JPY	4,000,000	36,711
American International Group, Inc.
4.875% due 03/15/2067	EUR	30,000	7,391
8.625% due 05/22/2038	GBP	100,000	149,792
Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	3,000	4,247
Banque Centrale de Tunisie
7.500% due 08/06/2009		2,300	3,267
Bauhaus Securities Ltd.
5.282% due 10/30/2052		50	68
BBVA International Preferred S.A. Unipersonal
4.952% due 09/29/2049		18,000	18,039
Bear Stearns Cos. LLC
1.540% due 11/30/2011	JPY	2,000,000	18,090
2.854% due 01/30/2009	CHF	5,000	4,444
5.208% due 10/20/2009	EUR	6,050	8,418
5.262% due 07/27/2012		24,000	31,483
5.316% due 09/26/2013		36,000	47,232
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	5,171,536	2,414,359
10.000% due 01/01/2013		190,000	85,856
10.000% due 01/01/2017		1,518,624	636,367
Brazilian Government International Bond
10.250% due 01/10/2028		111,300	51,676
BTM Curacao Holdings NV
1.586% due 11/29/2049	JPY	1,000,000	9,379
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	44,103

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
Countrywide Financial Corp.
5.363% due 11/23/2010	EUR	17,000	$22,051
Countrywide Home Loans, Inc.
5.414% due 11/24/2008		33,400	46,781
Danske Bank A/S
4.878% due 02/28/2049		8,000	8,197
5.684% due 12/29/2049	GBP	16,400	21,011
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	20,000	21,328
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	8,491
5.500% due 09/15/2067		151,800	128,233
General Motors Corp.
8.375% due 07/05/2033		25,000	13,550
HBOS PLC
4.875% due 03/29/2049		14,090	13,412
John Hancock Global Funding II
2.050% due 06/08/2010	JPY	1,250,000	11,919
KBC Bank Funding Trust IV
8.220% due 11/29/2049	EUR	5,000	7,096
KeyBank N.A.
5.118% due 11/05/2009		2,500	3,359
Keycorp
5.164% due 11/22/2010		14,695	19,161
Lloyds TSB Capital
7.375% due 12/29/2049		26,000	31,559
Mizuho Finance Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	9,462
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	81,500	74,060
Nordic Telephone Co. Holdings ApS
6.386% due 11/30/2013	EUR	11,308	14,746
6.636% due 11/30/2014		13,540	17,770
Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	40,238
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	27,790	24,534
Principal Financial Global Funding LLC
6.010% due 03/20/2010	GBP	9,300	16,529
Pylon Ltd.
6.469% due 12/18/2008	EUR	250	350
Silver Arrow S.A.
4.585% due 08/15/2014		40,794	57,098
SLM Corp.
5.158% due 12/15/2010		7,000	6,938
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	1,000,000	9,267
1.700% due 12/31/2049		1,100,000	10,392
Suntrust Bank
5.101% due 12/20/2011	EUR	10,000	13,014
6.130% due 06/22/2012	GBP	5,000	8,072

Total Foreign Currency-Denominated Issues (Cost $4,825,309)			4,229,540

SHORT-TERM INSTRUMENTS 6.7%

CERTIFICATES OF DEPOSIT 0.7%

Bank of Ireland
2.831% due 01/15/2010		34,200	33,876
Calyon Financial, Inc.
3.804% due 06/29/2010		43,140	42,779
Capital One Bank USA N.A.
2.936% due 02/23/2009		100,000	98,455
Nordea Bank Finland PLC
2.474% due 04/09/2009		432,700	432,494
Skandinaviska Enskilda Banken AB
2.794% due 02/13/2009		237,460	237,112

			844,716

COMMERCIAL PAPER 1.0%

Abbey National N.A. LLC
2.790% due 11/12/2008		35,700	35,584
ANZ National International Ltd.
4.488% due 10/02/2008		60,000	59,993
Bank of America Corp.
2.625% due 10/16/2008		111,000	110,881
2.700% due 11/03/2008		25,000	24,938
2.720% due 10/06/2008		57,800	57,778
2.770% due 11/10/2008		25,200	25,122
Bank of Scotland PLC
2.765% due 10/09/2008		18,900	18,888
2.850% due 12/03/2008		25,000	24,830
Barclays U.S. Funding LLC
2.830% due 10/02/2008		37,600	37,597
BNP Paribas
2.691% due 10/02/2008		3,600	3,600
2.701% due 10/08/2008		8,600	8,596
2.790% due 11/10/2008		25,000	24,923
3.000% due 10/01/2008		23,400	23,400
Caisse Nationale des Caisses d’Epargne et de Prevoyance
2.730% due 10/03/2008		6,300	6,299
CBA de Finance, Inc.
2.570% due 10/08/2008		10,000	9,995
2.730% due 10/07/2008		65,800	65,770
2.730% due 10/08/2008		1,000	999
Citibank N.A.
3.570% due 10/23/2008		29,200	29,136
DnB NOR Bank ASA
2.700% due 11/10/2008		3,000	2,991
Federal Home Loan Bank
2.270% due 10/01/2008		2,000	2,000
Freddie Mac
2.500% due 11/24/2008		246,700	245,775
HSBC Americas, Inc.
2.740% due 11/03/2008		2,300	2,294
Intesa Funding LLC
2.770% due 10/01/2008		54,500	54,500
JPMorgan Chase & Co.
2.444% due 10/01/2008		28,600	28,600
Royal Bank of Scotland Group PLC
2.780% due 10/06/2008		13,000	12,995
2.870% due 11/10/2008		42,000	41,866
San Paolo U.S. Financial Co.
2.550% due 10/09/2008		1,300	1,299
2.770% due 10/09/2008		1,900	1,899
2.920% due 10/20/2008		23,200	23,164
Santander U.S. Debt S.A. Unipersonal
2.740% due 10/07/2008		8,700	8,696
Unicredito Italiano SpA
2.940% due 10/07/2008		44,700	44,678
2.960% due 10/09/2008		7,400	7,395
3.025% due 12/09/2008		200,000	198,496

			1,244,977

Repurchase Agreements 4.0%

Barclays Capital, Inc.
2.250% due 10/01/2008 (Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.733% - 2.980% due 01/19/2010 - 02/10/2010 valued at $2,326,916. Repurchase proceeds are $2,282,143.)		2,282,000	2,282,000
JPMorgan Chase Bank N.A.
0.000% due 10/01/2008 (Dated 09/30/2008. Collateralized by Freddie Mac 4.750% - 4.770% due 02/27/2018 - 03/12/2018 valued at $84,895. Repurchase proceeds are $84,600.)		84,600	84,600
0.050% due 10/01/2008 (Dated 09/30/2008. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2010 valued at $1,910,373. Repurchase proceeds are $1,918,048.)		1,918,046	1,918,046
Merrill Lynch & Co., Inc.
0.050% due 10/01/2008 (Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $100,423. Repurchase proceeds are $99,200.)		99,200	99,200
0.250% due 10/01/2008 (Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 12/15/2008 - 12/31/2008 valued at $233,279. Repurchase proceeds are $228,502.)		228,500	228,500
Morgan Stanley
3.220% due 10/14/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 11/01/2035 valued at $143,593. Repurchase proceeds are $139,923.)		139,910	139,910
3.450% due 10/14/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 03/01/2037 valued at $285,844. Repurchase proceeds are $280,591.) State Street Bank and Trust Co.		280,564	280,564
1.000% due 10/01/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $7,892; Federal Home Loan Bank 0.000% due 10/10/2008 - 10/14/2008 valued at $150,000; and Freddie Mac 0.000% due 10/14/2008 valued at $46,110. Repurchase proceeds are $200,006.)		200,000	200,000

			5,232,820

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills 1.0%
1.052% due 10/16/2008 - 12/26/2008 (d)(g)(h)	$1,370,089	$1,360,707

Total Short-Term Instruments (Cost $8,693,014)		8,683,220

Purchased Options (m) 0.3% (Cost $632,264)		411,984
Total Investments 126.6% (Cost $171,102,422)		$164,640,243
Written Options (n) (0.4%) (Premiums $648,149)		(540,203)
Other Assets and Liabilities (Net) (26.2%)		(34,080,856)

Net Assets 100.0%		$130,019,184

See accompanying notes

Notes to Schedule of Investments

(amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Security becomes interest bearing at a future date.
(f)	Principal amount of security is adjusted for inflation.
(g)	Securities with an aggregate market value of $1,101,747 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(h)	Securities with an aggregate market value of $42,676 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(i)	Securities with an aggregate market value of $269,677 and cash of $403,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(j)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $7,000,734 at a weighted average interest rate of 2.525%. On September 30, 2008, securities valued at $15,855,218 were pledged as collateral for reverse repurchase agreements.
(k)	Securities with an aggregate market value of $241,404 and cash of $707,142 have been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	12,362	$9,977
90-Day Euribor June Futures	Long	06/2009	4,202	16,470
90-Day Euribor March Futures	Long	03/2009	11,715	36,812
90-Day Eurodollar December Futures	Long	12/2008	250,949	401,755
90-Day Eurodollar December Futures	Long	12/2009	43,109	11,286
90-Day Eurodollar June Futures	Long	06/2009	102,401	66,299
90-Day Eurodollar June Futures	Long	06/2010	1,599	834
90-Day Eurodollar March Futures	Long	03/2009	113,083	146,201
90-Day Eurodollar March Futures	Long	03/2010	33,400	13,025
90-Day Eurodollar September Futures	Long	09/2009	59,603	34,637
90-Day Eurodollar September Futures	Long	09/2010	1,386	528
U.S. Treasury 10-Year Note December Futures	Long	12/2008	797	(2,212)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	24,329	(20,874)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	(63)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	1,991
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	32,825	79,407
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	53,994	113,175

				$909,248

(l)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	(0.530)%	12/20/2016	BEAR	1.735%	$10,000	$761	$0	$761
Aetna, Inc. 6.500% due 09/15/2018	(0.983)%	09/20/2018	DUB	0.707%	12,000	(268)	0	(268)
Alcoa, Inc. 6.000% due 07/15/2013	(1.160)%	09/20/2013	BCLY	1.498%	15,000	213	0	213
Alcoa, Inc. 6.000% due 07/15/2013	(1.450)%	09/20/2013	DUB	1.498%	25,000	39	0	39

Alcoa, Inc. 6.750% due 07/15/2018	(1.290)%	09/20/2018	BOA	1.699%	20,000	579	0	579
Alcoa, Inc. 6.750% due 07/15/2018	(1.300)%	09/20/2018	CITI	1.699%	10,000	283	0	283
AmerisourceBergen Corp. 5.625% due 09/15/2012	(0.600)%	09/20/2012	MSC	0.642%	10,000	14	0	14
Anadarko Finance Co. 6.750% due 05/01/2011	(0.900)%	06/20/2011	BOA	0.855%	10,600	(17)	0	(17)
AutoZone, Inc. 5.500% due 11/15/2015	(0.810)%	12/20/2015	RBS	1.004%	10,000	115	0	115
AutoZone, Inc. 6.500% due 01/15/2014	(1.070)%	03/20/2014	BOA	0.963%	20,000	(108)	0	(108)
AutoZone, Inc. 6.500% due 01/15/2014	(1.030)%	03/20/2014	CITI	0.963%	10,000	(35)	0	(35)
AutoZone, Inc. 7.125% due 08/01/2018	(1.100)%	09/20/2018	BOA	1.085%	15,000	(22)	0	(22)
Avon Products, Inc. 5.125% due 01/15/2011	(0.160)%	03/20/2011	CSFB	0.278%	10,000	28	0	28
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170)%	12/20/2016	MLP	1.600%	5,000	458	0	458
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170)%	12/20/2016	UBS	1.600%	35,000	3,207	0	3,207
Bank of America Corp. 5.650% due 05/01/2018	(1.150)%	06/20/2018	DUB	1.600%	22,000	707	0	707
Bank of America Corp. 5.750% due 12/01/2017	(1.250)%	12/20/2017	CITI	1.600%	10,000	229	0	229
Bank of America Corp. 5.750% due 12/01/2017	(1.020)%	12/20/2017	DUB	1.600%	12,000	481	0	481
BellSouth Corp. 4.200% due 09/15/2009	(0.140)%	09/20/2009	BEAR	0.120%	5,000	(1)	0	(1)
BellSouth Corp. 5.200% due 09/15/2014	(0.385)%	09/20/2014	BCLY	0.417%	35,000	55	0	55
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	(0.135)%	03/20/2012	BOA	1.262%	10,000	357	0	357
Boston Scientific Corp. 6.000% due 06/15/2011	(0.500)%	06/20/2011	UBS	1.699%	10,000	302	0	302
Brunswick Corp. 9.750% due 08/15/2013	(4.100)%	09/20/2013	BOA	3.893%	18,000	(165)	0	(165)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	(0.380)%	12/20/2012	BOA	1.473%	10,000	413	0	413
Capital One Financial Corp. 5.700% due 09/15/2011	(0.350)%	09/20/2011	UBS	5.138%	7,000	834	0	834
Cardinal Health, Inc. 5.800% due 10/15/2016	(0.420)%	12/20/2016	BCLY	0.709%	13,000	253	0	253
CBS Corp. 5.625% due 08/15/2012	(0.590)%	09/20/2012	BEAR	1.459%	15,000	466	0	466
CitiFinancial, Inc. 6.625% due 06/01/2015	(0.145)%	06/20/2015	BCLY	2.760%	11,000	1,475	0	1,475
Citigroup, Inc. 6.125% due 11/21/2017	(0.800)%	12/20/2017	DUB	2.669%	30,000	3,574	0	3,574
Citigroup, Inc. 6.500% due 01/18/2011	(0.820)%	12/20/2017	HSBC	2.669%	3,000	354	0	354
Citigroup, Inc. 6.500% due 01/18/2011	(0.770)%	12/20/2017	JPM	2.669%	10,000	1,211	0	1,211
Citigroup, Inc. 6.500% due 01/18/2011	(0.830)%	12/20/2017	JPM	2.669%	10,000	1,172	0	1,172
Citigroup, Inc. 6.500% due 08/19/2013	(1.577)%	09/20/2013	JPM	2.848%	50,000	2,565	0	2,565
CNA Financial Corp. 5.850% due 12/15/2014	(0.690)%	12/20/2014	BOA	1.498%	10,600	449	0	449
CNA Financial Corp. 5.850% due 12/15/2014	(0.470)%	12/20/2014	CITI	1.498%	10,200	551	0	551
CNA Financial Corp. 6.000% due 08/15/2011	(0.295)%	09/20/2011	BCLY	1.096%	15,000	334	0	334
CNA Financial Corp. 6.000% due 08/15/2011	(0.440)%	09/20/2011	BEAR	1.096%	10,300	187	0	187
Comcast Corp. 5.300% due 01/15/2014	(0.390)%	03/20/2014	BCLY	1.254%	15,000	615	864	(249)
Comcast Corp. 5.300% due 01/15/2014	(0.360)%	03/20/2014	MSC	1.254%	11,500	488	0	488
Comcast Corp. 5.900% due 03/15/2016	(0.535)%	03/20/2016	BEAR	1.283%	15,000	682	0	682
Commercial Metals Co. 7.350% due 08/15/2018	(1.430)%	09/20/2018	BOA	2.153%	3,000	151	0	151
Commercial Metals Co. 7.350% due 08/15/2018	(1.430)%	09/20/2018	JPM	2.153%	10,000	503	0	503
Countrywide Financial Corp. 5.800% due 06/07/2012	(2.670)%	06/20/2012	JPM	3.568%	30,000	810	0	810
CRH America, Inc. 8.125% due 07/15/2018	(2.590)%	09/20/2018	CITI	2.650%	10,000	32	0	32
CSX Corp. 6.750% due 03/15/2011	(0.165)%	03/20/2011	BEAR	1.173%	10,600	250	0	250
CVS Caremark Corp. 5.750% due 08/15/2011	(0.250)%	09/20/2011	CSFB	0.409%	10,200	45	0	45
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240)%	09/20/2011	RBS	0.409%	6,200	29	0	29
CVS Caremark Corp. 6.125% due 08/15/2016	(0.550)%	09/20/2016	BOA	0.623%	6,745	32	0	32
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520)%	06/20/2010	BEAR	0.790%	10,000	44	0	44
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.535)%	09/20/2011	BCLY	0.996%	15,000	192	0	192
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.480)%	09/20/2011	RBS	0.996%	10,000	143	0	143
Daimler Finance N.A. LLC 5.875% due 03/15/2011	(0.520)%	03/20/2011	BEAR	0.922%	10,000	94	0	94
Daimler Finance N.A. LLC 5.875% due 03/15/2011	(0.655)%	03/20/2011	BEAR	0.922%	10,000	61	0	61
Daimler Finance North America LLC 6.500% due 11/15/2013	(1.290)%	12/20/2013	BOA	1.206%	12,000	(56)	0	(56)
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.130)%	09/20/2018	CITI	1.280%	10,000	101	0	101
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.080)%	09/20/2018	CSFB	1.280%	22,000	327	0	327
Dominion Resources, Inc. 5.200% due 01/15/2016	(0.430)%	03/20/2016	MLP	0.647%	15,000	204	0	204
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.740)%	06/20/2018	CITI	0.715%	20,000	(43)	0	(43)
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.750)%	06/20/2018	JPM	0.715%	2,000	(6)	0	(6)
E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	(0.210)%	12/20/2016	DUB	0.445%	10,000	162	0	162
EnCana Corp. 6.300% due 11/01/2011	(1.430)%	12/20/2011	GSC	1.291%	10,500	(49)	0	(49)
Enterprise Products Operating LP 7.500% due 02/01/2011	(0.200)%	03/20/2011	MLP	1.406%	10,700	300	0	300
Exelon Corp. 4.900% due 06/15/2015	(0.520)%	06/20/2015	MLP	2.727%	10,000	1,155	0	1,155

FirstEnergy Corp. 6.450% due 11/15/2011	(0.130)%	12/20/2011	MLP	0.640%	10,000	154	0	154
Gannett Co., Inc. 5.750% due 06/01/2011	(0.330)%	06/20/2011	JPM	3.718%	6,500	536	0	536
GATX Financial Corp. 6.273% due 06/15/2011	(0.220)%	06/20/2011	BEAR	1.528%	10,500	346	0	346
General Mills, Inc. 5.250% due 08/15/2013	(0.410)%	09/20/2013	GSC	0.419%	6,000	2	0	2
General Mills, Inc. 5.250% due 08/15/2013	(0.430)%	09/20/2013	GSC	0.419%	9,000	(6)	0	(6)
General Mills, Inc. 6.000% due 02/15/2012	(0.180)%	03/20/2012	BEAR	0.354%	10,400	59	0	59
Glitnir Banki HF 3-Month USD-LIBOR plus 0.260% due 04/20/2010	(0.170)%	06/20/2010	BOA	17.744%	50,000	11,528	0	11,528
Glitnir Banki HF 3-Month USD-LIBOR plus 0.440% due 01/21/2011	(0.340)%	03/20/2011	JPM	16.708%	10,000	2,780	0	2,780
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.365)%	03/20/2012	DUB	15.354%	20,000	6,354	0	6,354
GMAC LLC 6.000% due 04/01/2011	(1.250)%	06/20/2011	RBS	57.233%	15,000	8,133	0	8,133
Goldman Sachs Group, Inc. 3-Month USD-LIBOR plus 0.450% due 03/22/2016	(0.330)%	03/20/2016	BEAR	4.097%	10,000	1,905	0	1,905
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(1.130)%	03/20/2018	CITI	3.932%	20,000	3,287	0	3,287
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.100)%	06/20/2018	CITI	3.916%	20,000	3,355	0	3,355
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.130)%	06/20/2018	CITI	3.916%	25,000	4,149	0	4,149
H.J. Heinz Co. 5.350% due 07/15/2013	(0.580)%	09/20/2013	CITI	0.529%	5,000	(12)	0	(12)
H.J. Heinz Co. 5.350% due 07/15/2013	(0.530)%	09/20/2013	JPM	0.529%	5,000	(1)	0	(1)
H.J. Heinz Co. 5.350% due 07/15/2013	(0.470)%	09/20/2013	RBS	0.529%	10,000	25	0	25
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.370)%	03/20/2012	BEAR	0.442%	8,200	19	0	19
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.390)%	03/20/2012	BEAR	0.442%	15,400	25	0	25
HCP, Inc. 5.950% due 09/15/2011	(0.530)%	09/20/2011	CSFB	3.649%	7,350	599	0	599
HCP, Inc. 5.950% due 09/15/2011	(0.610)%	09/20/2011	JPM	3.649%	5,000	397	0	397
HCP, Inc. 6.300% due 09/15/2016	(0.650)%	09/20/2016	MLP	3.498%	13,500	2,132	0	2,132
Historic TW, Inc. 9.125% due 01/15/2013	(1.450)%	03/20/2013	CSFB	1.386%	12,000	(35)	0	(35)
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.250% due 01/15/2014	(0.165)%	12/20/2013	BNP	3.913%	15,000	2,265	0	2,265
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.430% due 06/01/2016	(0.220)%	06/20/2016	BEAR	3.637%	10,000	1,821	0	1,821
International Lease Finance Corp. 5.250% due 01/10/2013	(0.200)%	03/20/2013	GSC	8.828%	15,000	3,795	0	3,795
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130)%	03/20/2012	MLP	9.967%	20,000	4,816	0	4,816
International Paper Co. 4.000% due 04/01/2010	(0.190)%	03/20/2010	MSC	1.138%	9,700	131	0	131
iStar Financial, Inc. 5.150% due 03/01/2012	(0.400)%	03/20/2012	BCLY	29.134%	10,000	4,536	0	4,536
iStar Financial, Inc. 5.950% due 10/15/2013	(0.600)%	12/20/2013	MSC	28.717%	10,000	5,033	0	5,033
JC Penney Corp., Inc. 8.000% due 03/01/2010	(0.270)%	03/20/2010	DUB	1.598%	17,500	331	0	331
John Deere Capital Corp. 5.650% due 07/25/2011	(0.140)%	09/20/2011	CSFB	0.934%	9,000	199	0	199
Johnson Controls, Inc. 5.500% due 01/15/2016	(0.500)%	03/20/2016	BEAR	1.535%	20,000	1,223	0	1,223
JSC Gazprom 8.625% due 04/28/2034	(2.170)%	08/20/2013	JPM	4.348%	35,000	2,896	0	2,896
Kaupthing Bank HF 5.750% due 10/04/2011	(0.550)%	12/20/2011	CSFB	14.176%	20,000	5,723	0	5,723
Kaupthing Bank HF 5.750% due 10/04/2011	(0.530)%	12/20/2011	DUB	14.176%	10,000	2,866	0	2,866
Kellogg Co. 6.600% due 04/01/2011	(0.420)%	06/20/2011	BNP	1.657%	10,500	(25)	0	(25)
Kerr-McGee Corp. 6.875% due 09/15/2011	(0.160)%	09/20/2011	RBS	0.369%	10,500	62	0	62
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.150)%	12/20/2011	BEAR	0.644%	10,000	149	0	149
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.160)%	12/20/2011	BEAR	0.644%	10,000	146	0	146
Kraft Foods, Inc. 6.250% due 06/01/2012	(0.170)%	06/20/2012	BEAR	0.710%	10,400	194	0	194
Kroger Co. 5.500% due 02/01/2013	(0.530)%	03/20/2013	MSC	0.585%	5,000	11	0	11
Landsbanki Islands HF 3-Month USD-LIBOR plus 0.700% due 08/25/2009	(0.330)%	09/20/2009	RBS	15.174%	18,000	2,288	0	2,288
Landsbanki Islands HF 6.100% due 08/25/2011	(0.395)%	09/20/2011	RBS	12.951%	10,300	2,671	0	2,671
Lennar Corp. 5.950% due 10/17/2011	(0.785)%	12/20/2011	DUB	7.952%	9,000	1,545	0	1,545
Lexmark International, Inc. 5.900% due 06/01/2013	(1.190)%	06/20/2013	JPM	1.318%	15,880	80	0	80
Lexmark International, Inc. 6.650% due 06/01/2018	(1.400)%	06/20/2018	BOA	1.447%	13,000	40	0	40
Loews Corp. 5.250% due 03/15/2016	(0.280)%	03/20/2016	BEAR	0.608%	20,000	416	0	416
Loews Corp. 5.250% due 03/15/2016	(0.300)%	03/20/2016	BEAR	0.608%	9,800	192	0	192
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190)%	09/20/2009	BOA	1.574%	5,000	66	0	66
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.160)%	09/20/2009	CSFB	1.574%	10,000	135	0	135
Marriott International, Inc. 4.625% due 06/15/2012	(0.260)%	06/20/2012	CITI	2.391%	15,000	1,061	0	1,061
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(0.830)%	09/20/2015	BOA	0.699%	20,000	(160)	0	(160)
Masco Corp. 5.875% due 07/15/2012	(0.580)%	09/20/2012	MSC	2.663%	5,000	354	0	354
Masco Corp. 7.125% due 08/15/2013	(0.680)%	09/20/2013	MSC	2.748%	10,800	907	0	907
Mattel, Inc. 6.125% due 06/15/2011	(0.400)%	06/20/2011	JPM	0.558%	10,300	41	0	41
Maytag Corp. 5.000% due 05/15/2015	(0.460)%	06/20/2015	BEAR	0.600%	10,000	81	0	81
MDC Holdings, Inc. 7.000% due 12/01/2012	(1.350)%	12/20/2012	MLP	1.467%	10,500	43	0	43
Merrill Lynch & Co., Inc. 2.903% due 06/05/2012	(2.650)%	06/20/2012	CITI	4.548%	18,000	1,020	0	1,020

Merrill Lynch & Co., Inc. 3-Month USD-LIBOR plus 0.460% due 01/15/2015	(2.450)%	03/20/2015	CITI	4.001%	21,000	1,493	0	1,493
Miller Brewing Co. 5.500% due 08/15/2013	(1.250)%	09/20/2013	BCLY	1.198%	15,000	(40)	0	(40)
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320)%	12/20/2016	RBS	8.756%	15,000	5,003	0	5,003
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.285)%	12/20/2015	BEAR	9.149%	10,000	3,259	0	3,259
Nabors Industries, Inc. 6.150% due 02/15/2018	(1.050)%	03/20/2018	CITI	1.272%	20,000	317	0	317
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.900)%	03/20/2018	DUB	1.272%	15,000	402	0	402
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	(0.620)%	09/20/2011	DUB	1.798%	13,600	437	0	437
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(0.130)%	06/20/2010	CITI	0.472%	14,000	80	0	80
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(1.350)%	06/20/2010	GSC	0.472%	10,000	(124)	0	(124)
NiSource Finance Corp. 6.150% due 03/01/2013	(0.540)%	03/20/2013	RBS	2.426%	12,400	902	0	902
Nordstrom, Inc. 6.250% due 01/15/2018	(1.530)%	03/20/2018	DUB	1.564%	12,925	20	0	20
Nordstrom, Inc. 6.250% due 01/15/2018	(1.400)%	03/20/2018	UBS	1.564%	8,000	89	0	89
Northrop Grumman Space & Mission Systems Corp. 6.250% due 01/15/2010	(0.110)%	03/20/2010	JPM	0.131%	5,000	1	0	1
Omnicom Group, Inc. 5.900% due 04/15/2016	(0.380)%	06/20/2016	MSC	0.716%	9,600	207	0	207
ONEOK Partners LP 6.150% due 10/01/2016	(0.660)%	12/20/2016	BEAR	1.489%	10,200	548	0	548
ORIX Corp. 5.480% due 11/22/2011	(0.280)%	12/20/2011	MLP	2.525%	20,000	1,299	0	1,299
Packaging Corp. of America 5.750% due 08/01/2013	(0.940)%	09/20/2013	CSFB	1.047%	10,000	45	0	45
PC Financial Partnership 5.000% due 11/15/2014	(1.600)%	12/20/2014	DUB	1.718%	10,000	56	0	56
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610)%	06/20/2013	BCLY	0.776%	25,000	175	0	175
Plains All American Pipeline LP 5.625% due 12/15/2013	(0.550)%	12/20/2013	MSC	2.317%	10,000	779	0	779
PMI Group, Inc. 6.000% due 09/15/2016	(0.460)%	09/20/2016	BEAR	11.645%	9,500	3,927	0	3,927
PPL Energy Supply LLC 5.700% due 10/15/2015	(0.600)%	12/20/2015	MSC	2.761%	5,000	593	0	593
PPL Energy Supply LLC 6.300% due 07/15/2013	(1.450)%	09/20/2013	HSBC	2.696%	10,000	515	0	515
PPL Energy Supply LLC 6.400% due 11/01/2011	(0.435)%	12/20/2011	BOA	2.407%	15,000	858	0	858
PSEG Power LLC 5.500% due 12/01/2015	(0.520)%	12/20/2015	BCLY	2.506%	8,000	882	0	882
RadioShack Corp. 7.375% due 05/15/2011	(1.250)%	06/20/2011	BOA	1.511%	10,700	67	0	67
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.290)%	06/20/2012	MLP	0.610%	5,000	55	0	55
Rohm & Haas Co. 6.000% due 09/15/2017	(0.700)%	09/20/2017	BOA	0.374%	13,425	(332)	0	(332)
Ryder System, Inc. 5.950% due 05/02/2011	(0.270)%	06/20/2011	BEAR	1.152%	5,300	120	0	120
Ryder System, Inc. 7.200% due 09/01/2015	(1.490)%	09/20/2015	BOA	1.570%	10,000	42	0	42
Ryder System, Inc. 7.200% due 09/01/2015	(1.730)%	09/20/2015	BOA	1.570%	11,000	(106)	0	(106)
Ryder System, Inc. 7.200% due 09/01/2015	(1.700)%	09/20/2015	GSC	1.570%	7,000	(55)	0	(55)
Sealed Air Corp. 6.950% due 05/15/2009	(0.200)%	06/20/2009	BCLY	0.971%	10,500	58	0	58
Simon Property Group LP 4.600% due 06/15/2010	(0.180)%	06/20/2010	JPM	1.143%	8,000	128	0	128
Simon Property Group LP 5.600% due 09/01/2011	(0.220)%	09/20/2011	RBS	1.327%	5,100	157	0	157
SLM Corp. 5.375% due 05/15/2014	(3.000)%	06/20/2018	DUB	14.263%	10,000	3,600	0	3,600
SLM Corp. 8.450% due 06/15/2018	(3.000)%	06/20/2018	BOA	14.263%	2,000	720	0	720
SLM Corp. 8.450% due 06/15/2018	(3.200)%	06/20/2018	BOA	14.263%	10,000	3,535	0	3,535
SLM Corp. 8.450% due 06/15/2018	(3.250)%	06/20/2018	DUB	14.263%	10,000	3,519	0	3,519
SLM Corp. 8.450% due 06/15/2018	(3.200)%	06/20/2018	RBS	14.263%	8,000	2,828	0	2,828
Sprint Capital Corp. 8.375% due 03/15/2012	(3.630)%	03/20/2012	BCLY	3.799%	11,000	41	0	41
Tesco PLC 5.500% due 11/15/2017	(0.750)%	12/20/2017	CITI	0.740%	12,000	(15)	0	(15)
Time Warner, Inc. 5.875% due 11/15/2016	(0.700)%	12/20/2016	RBS	1.440%	12,000	573	0	573
Toll Brothers Finance Corp. 5.950% due 09/15/2013	(1.390)%	09/20/2013	MSC	2.412%	9,800	405	0	405
Viacom, Inc. 5.750% due 04/30/2011	(0.640)%	06/20/2011	MSC	1.250%	5,200	80	0	80
Viacom, Inc. 5.750% due 04/30/2011	(0.470)%	06/20/2011	UBS	1.250%	10,000	199	323	(124)
Wachovia Corp. 5.300% due 10/15/2011	(2.470)%	12/20/2011	CITI	4.098%	31,000	1,356	0	1,356
Wachovia Corp. 5.500% due 05/01/2013	(2.910)%	06/20/2013	CITI	3.610%	30,279	694	0	694
Wachovia Corp. 5.700% due 08/01/2013	(2.310)%	09/20/2013	CITI	3.556%	18,000	864	0	864
Wachovia Corp. 5.750% due 02/01/2018	(2.610)%	03/20/2018	CITI	3.126%	10,000	313	0	313
Wachovia Corp. 5.750% due 06/15/2017	(2.380)%	06/20/2017	CITI	3.168%	22,000	1,005	0	1,005
WellPoint, Inc. 5.000% due 01/15/2011	(0.165)%	03/20/2011	RBS	1.356%	11,000	304	0	304
WellPoint, Inc. 6.800% due 08/01/2012	(1.560)%	03/20/2012	BCLY	1.427%	10,800	(52)	0	(52)
Wells Fargo Bank N.A. 4.750% due 02/09/2015	(0.140)%	03/20/2015	GSC	2.150%	10,000	1,074	0	1,074
Whirlpool Corp. 6.125% due 06/15/2011	(0.360)%	06/20/2011	JPM	0.803%	12,500	142	0	142
Wyeth 5.500% due 03/15/2013	(0.150)%	03/20/2013	MSC	0.306%	10,000	64	0	64
Xerox Corp. 9.750% due 01/15/2009	(0.120)%	01/20/2009	MLP	1.298%	10,500	35	0	35
XL Capital Finance Europe PLC 6.500% due 01/15/2012	(0.310)%	03/20/2012	BCLY	4.029%	10,600	1,130	0	1,130
Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	(0.290)%	12/20/2011	JPM	2.150%	11,250	612	0	612

						$164,882	$1,187	$163,695

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 0.000% convertible until 11/09/2031	0.195%	03/20/2010	BOA	16.253%	$50,000	$(9,939)	$0	$(9,939)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	BCLY	14.972%	3,700	(1,264)	0	(1,264)
American International Group, Inc. 6.250% due 05/01/2036	1.810%	03/20/2013	BCLY	14.972%	10,100	(3,448)	0	(3,448)
American International Group, Inc. 6.250% due 05/01/2036	1.815%	03/20/2013	BCLY	14.972%	25,000	(8,532)	0	(8,532)
American International Group, Inc. 6.250% due 05/01/2036	1.130%	06/20/2013	BCLY	14.711%	25,000	(9,093)	0	(9,093)
American International Group, Inc. 6.250% due 05/01/2036	2.050%	03/20/2013	BOA	14.972%	20,000	(6,702)	0	(6,702)
American International Group, Inc. 6.250% due 05/01/2036	2.150%	03/20/2013	CITI	14.972%	9,600	(3,192)	0	(3,192)
American International Group, Inc. 6.250% due 05/01/2036	1.790%	03/20/2013	CSFB	14.972%	10,000	(3,419)	0	(3,419)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	CSFB	14.972%	10,000	(3,417)	0	(3,417)
American International Group, Inc. 6.250% due 05/01/2036	1.810%	03/20/2013	CSFB	14.972%	10,000	(3,414)	0	(3,414)
American International Group, Inc. 6.250% due 05/01/2036	2.030%	03/20/2013	CSFB	14.972%	10,000	(3,335)	0	(3,335)
American International Group, Inc. 6.250% due 05/01/2036	2.270%	03/20/2013	CSFB	14.972%	15,000	(4,940)	0	(4,940)
American International Group, Inc. 6.250% due 05/01/2036	1.730%	03/20/2013	DUB	14.972%	2,700	(927)	0	(927)
American International Group, Inc. 6.250% due 05/01/2036	1.780%	03/20/2013	DUB	14.972%	10,000	(3,422)	0	(3,422)
American International Group, Inc. 6.250% due 05/01/2036	1.790%	03/20/2013	DUB	14.972%	17,700	(6,052)	0	(6,052)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	DUB	14.972%	5,000	(1,708)	0	(1,708)
American International Group, Inc. 6.250% due 05/01/2036	1.820%	03/20/2013	DUB	14.972%	1,300	(435)	0	(435)
American International Group, Inc. 6.250% due 05/01/2036	2.020%	03/20/2013	DUB	14.972%	10,000	(3,359)	0	(3,359)
American International Group, Inc. 6.250% due 05/01/2036	1.900%	06/20/2009	DUB	14.685%	25,000	(2,128)	0	(2,128)
American International Group, Inc. 6.250% due 05/01/2036	1.120%	06/20/2013	DUB	14.711%	15,000	(5,460)	0	(5,460)
American International Group, Inc. 6.250% due 05/01/2036	1.130%	06/20/2013	DUB	14.711%	50,000	(18,186)	0	(18,186)
American International Group, Inc. 6.250% due 05/01/2036	1.510%	06/20/2013	DUB	14.711%	20,000	(7,069)	0	(7,069)
American International Group, Inc. 6.250% due 05/01/2036	1.530%	06/20/2013	DUB	14.711%	40,900	(14,433)	0	(14,433)
American International Group, Inc. 6.250% due 05/01/2036	1.630%	06/20/2013	DUB	14.711%	25,000	(8,755)	0	(8,755)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	06/20/2013	DUB	14.711%	25,000	(8,640)	0	(8,640)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	GSC	14.972%	10,000	(3,417)	0	(3,417)
American International Group, Inc. 6.250% due 05/01/2036	1.150%	06/20/2013	GSC	14.711%	10,000	(3,632)	0	(3,632)
American International Group, Inc. 6.250% due 05/01/2036	1.650%	06/20/2013	GSC	14.711%	25,000	(8,741)	0	(8,741)
American International Group, Inc. 6.250% due 05/01/2036	2.250%	03/20/2013	UBS	14.972%	20,000	(6,597)	0	(6,597)
Bank of America Corp. 6.250% due 04/15/2012	0.850%	03/20/2013	BNP	1.543%	25,000	(680)	0	(680)
Bank of America Corp. 6.250% due 04/15/2012	0.970%	03/20/2013	BNP	1.543%	10,000	(224)	0	(224)
Bank of America Corp. 6.250% due 04/15/2012	0.920%	03/20/2013	CITI	1.543%	10,000	(244)	0	(244)
Bank of America Corp. 6.250% due 04/15/2012	0.925%	03/20/2013	MSC	1.543%	20,000	(484)	0	(484)
Bank of America Corp. 6.250% due 04/15/2012	0.950%	03/20/2013	RBS	1.543%	10,000	(232)	0	(232)
Bank of America Corp. 6.250% due 04/15/2012	0.980%	03/20/2013	UBS	1.543%	10,000	(220)	0	(220)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.740%	09/20/2012	RBS	1.357%	10,000	(219)	0	(219)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.012%	09/20/2013	BCLY	1.418%	20,000	(348)	0	(348)
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	BCLY	1.398%	15,000	(163)	0	(163)
Brazilian Government International Bond 12.250% due 03/06/2030	1.620%	03/20/2013	BCLY	1.630%	20,900	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	2.090%	05/20/2016	CSFB	2.061%	10,000	96	0	96
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	DUB	1.398%	7,500	(82)	0	(82)
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	04/20/2016	MLP	2.054%	300	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	1.710%	05/20/2013	MLP	1.662%	15,000	126	0	126
Brazilian Government International Bond 12.250% due 03/06/2030	1.520%	01/20/2017	MSC	2.124%	6,000	(218)	0	(218)
Brazilian Government International Bond 12.250% due 03/06/2030	1.660%	03/20/2013	MSC	1.630%	47,000	79	0	79
Brazilian Government International Bond 12.250% due 03/06/2030	1.140%	11/20/2011	MSC	1.359%	50,000	(110)	0	(110)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.610%	03/20/2018	GSC	0.948%	25,000	(549)	0	(549)
Chrysler Financial 9.360% due 08/03/2012	5.050%	09/20/2012	DUB	20.000%	6,000	(1,190)	0	(1,190)
CIT Group, Inc. 7.750% due 04/02/2012	7.600%	03/20/2010	BNP	27.566%	10,000	(2,024)	0	(2,024)
CIT Group, Inc. 7.750% due 04/02/2012	7.650%	03/20/2009	DUB	26.581%	10,000	(774)	0	(774)
CIT Group, Inc. 7.750% due 04/02/2012	7.550%	03/20/2010	DUB	27.566%	15,000	(3,044)	0	(3,044)
CIT Group, Inc. 7.750% due 04/02/2012	7.300%	03/20/2010	JPM	27.566%	25,000	(5,139)	0	(5,139)

CIT Group, Inc. 7.750% due 04/02/2012	7.350%	03/20/2010	JPM	27.566%	10,000	(2,050)	0	(2,050)
CIT Group, Inc. 7.750% due 04/02/2012	7.550%	03/20/2009	RBS	26.581%	25,000	(1,947)	0	(1,947)
CIT Group, Inc. 7.750% due 04/02/2012	7.300%	03/20/2010	RBS	27.566%	25,000	(5,139)	0	(5,139)
CIT Group, Inc. 7.750% due 04/02/2012	7.350%	03/20/2010	RBS	27.566%	15,000	(3,075)	0	(3,075)
Citigroup, Inc. 6.500% due 01/18/2011	0.810%	03/20/2013	BOA	2.813%	20,000	(1,491)	0	(1,491)
Citigroup, Inc. 6.500% due 01/18/2011	0.820%	03/20/2013	DUB	2.813%	10,000	(742)	0	(742)
Citigroup, Inc. 6.500% due 01/18/2011	0.530%	09/20/2012	JPM	2.780%	359,600	(27,316)	0	(27,316)
Citigroup, Inc. 6.500% due 01/18/2011	0.810%	03/20/2013	UBS	2.813%	20,000	(1,491)	0	(1,491)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.300%	06/20/2009	BCLY	4.727%	5,000	27	0	27
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.100%	06/20/2010	BCLY	4.382%	18,000	(59)	0	(59)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.750%	12/20/2008	BCLY	3.995%	15,000	83	0	83
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.725%	06/20/2009	CSFB	4.727%	20,000	25	0	25
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.800%	06/20/2009	CSFB	4.727%	5,000	76	0	76
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	6.150%	12/20/2008	DUB	3.995%	25,000	164	0	164
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	8.750%	06/20/2009	GSC	4.727%	10,000	307	0	307
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	2.900%	06/20/2013	GSC	3.462%	25,000	(506)	0	(506)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.750%	12/20/2008	JPM	3.995%	5,000	28	0	28
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	9.500%	06/20/2009	MLP	4.727%	10,000	361	0	361
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.450%	06/20/2009	RBS	4.727%	5,000	33	0	33
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.700%	06/20/2009	RBS	4.727%	3,000	25	0	25
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	6.000%	06/20/2009	RBS	4.727%	25,000	264	0	264
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.150%	06/20/2010	RBS	4.382%	3,000	41	0	41
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	31,200	(66)	0	(66)
Fannie Mae 5.500% due 06/09/2033	0.570%	03/20/2013	BNP	Defaulted	50,000	(1,743)	0	(1,743)
Fannie Mae 5.500% due 06/09/2033	0.730%	03/20/2013	DUB	Defaulted	8,400	(292)	0	(292)
Fannie Mae 5.500% due 06/09/2033	0.520%	03/20/2013	RBS	Defaulted	75,000	(2,615)	0	(2,615)
Fannie Mae 5.500% due 06/09/2033	0.730%	03/20/2013	RBS	Defaulted	15,000	(522)	0	(522)
Fannie Mae 5.500% due 06/09/2033	0.810%	03/20/2013	RBS	Defaulted	50,000	(1,740)	0	(1,740)
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	0.470%	03/20/2018	CITI	0.774%	10,000	(206)	0	(206)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.150%	09/20/2012	BCLY	28.870%	10,000	(4,240)	0	(4,240)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	BCLY	28.870%	4,100	(1,620)	0	(1,620)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.450%	06/20/2011	BNP	28.192%	10,000	(3,554)	0	(3,554)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	CITI	28.870%	10,000	(3,952)	0	(3,952)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.760%	06/20/2011	DUB	28.192%	10,000	(3,507)	0	(3,507)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.770%	06/20/2011	DUB	28.192%	10,000	(3,506)	0	(3,506)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.830%	06/20/2011	DUB	28.192%	10,000	(3,496)	0	(3,496)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.920%	06/20/2011	DUB	28.192%	10,000	(3,483)	0	(3,483)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.020%	06/20/2011	DUB	28.192%	10,000	(3,467)	0	(3,467)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.620%	09/20/2011	DUB	28.157%	25,000	(9,150)	0	(9,150)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	DUB	28.870%	10,000	(4,292)	0	(4,292)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.650%	09/20/2012	DUB	28.870%	3,500	(1,392)	0	(1,392)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	DUB	28.870%	10,000	(3,960)	0	(3,960)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.850%	09/20/2012	DUB	28.870%	10,000	(3,943)	0	(3,943)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.050%	06/20/2011	GSC	28.192%	10,000	(3,463)	0	(3,463)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	5,800	(2,490)	0	(2,490)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.700%	09/20/2012	GSC	28.870%	10,000	(3,969)	0	(3,969)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.150%	06/20/2010	JPM	28.031%	10,000	(2,817)	0	(2,817)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.600%	06/20/2011	JPM	28.192%	15,000	(5,297)	0	(5,297)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.320%	06/20/2011	JPM	28.192%	10,000	(3,421)	0	(3,421)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	JPM	28.870%	10,000	(3,983)	0	(3,983)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	JPM	28.870%	8,000	(3,168)	0	(3,168)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	MLP	28.870%	5,100	(2,031)	0	(2,031)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.750%	03/20/2011	MSC	28.234%	10,000	(3,362)	0	(3,362)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.500%	06/20/2011	MSC	28.192%	20,000	(7,094)	0	(7,094)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.750%	03/20/2011	UBS	28.234%	5,000	(1,681)	0	(1,681)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.470%	06/20/2011	UBS	28.192%	25,000	(8,879)	0	(8,879)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.800%	06/20/2011	UBS	28.192%	25,000	(8,752)	0	(8,752)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.350%	12/20/2010	UBS	28.285%	10,000	(3,113)	0	(3,113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	25,000	(3,023)	(1,142)	(1,881)

Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.250%	03/20/2009	DUB	22.138%	6,900	(427)	0	(427)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.850%	09/20/2012	GSC	28.870%	12,800	(5,047)	0	(5,047)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	MLP	24.348%	3,200	(387)	(144)	(243)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.400%	06/20/2009	MLP	24.348%	3,400	(380)	0	(380)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	BCLY	7.398%	30,800	(869)	0	(869)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	32,500	(3,926)	0	(3,926)
General Electric Capital Corp. 6.000% due 06/15/2012	0.910%	03/20/2013	BCLY	6.113%	50,000	(8,278)	0	(8,278)
General Electric Capital Corp. 6.000% due 06/15/2012	1.580%	03/20/2013	BCLY	6.113%	25,000	(3,600)	0	(3,600)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	06/20/2010	BCLY	6.824%	6,500	(589)	0	(589)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	06/20/2010	BCLY	6.824%	17,500	(1,564)	0	(1,564)
General Electric Capital Corp. 6.000% due 06/15/2012	1.280%	06/20/2013	BCLY	6.056%	40,000	(6,309)	0	(6,309)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	52,100	(4,979)	0	(4,979)
General Electric Capital Corp. 6.000% due 06/15/2012	0.935%	12/20/2010	BCLY	6.632%	7,200	(762)	0	(762)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	33,800	(5,723)	0	(5,723)
General Electric Capital Corp. 6.000% due 06/15/2012	0.700%	03/20/2009	BNP	7.398%	13,600	(410)	0	(410)
General Electric Capital Corp. 6.000% due 06/15/2012	1.200%	03/20/2009	BNP	7.398%	25,000	(694)	0	(694)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2011	BNP	6.520%	10,000	(1,254)	0	(1,254)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%	1,300	(87)	0	(87)
General Electric Capital Corp. 6.000% due 06/15/2012	0.940%	12/20/2010	BNP	6.632%	22,800	(2,411)	0	(2,411)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%	10,000	(298)	0	(298)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	03/20/2009	BOA	7.398%	13,600	(397)	0	(397)
General Electric Capital Corp. 6.000% due 06/15/2012	0.193%	03/20/2010	BOA	6.975%	50,000	(4,431)	0	(4,431)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	BOA	6.824%	25,000	(2,253)	0	(2,253)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	116,600	(3,487)	0	(3,487)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	27,100	(804)	0	(804)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	5,400	(417)	0	(417)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	14,800	(1,132)	0	(1,132)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	9,000	(683)	0	(683)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2010	CITI	6.824%	26,400	(2,258)	0	(2,258)
General Electric Capital Corp. 6.000% due 06/15/2012	1.120%	12/20/2010	CITI	6.632%	8,600	(880)	0	(880)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%	65,000	(1,913)	0	(1,913)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	DUB	7.398%	14,500	(409)	0	(409)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	DUB	7.405%	50,000	(2,273)	0	(2,273)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	DUB	6.824%	20,200	(1,820)	0	(1,820)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	06/20/2010	DUB	6.824%	26,400	(2,290)	0	(2,290)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	09/20/2010	DUB	6.710%	21,900	(2,074)	0	(2,074)
General Electric Capital Corp. 6.000% due 06/15/2012	1.500%	09/20/2011	DUB	6.478%	900	(105)	0	(105)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	12/20/2010	DUB	6.632%	10,400	(1,098)	0	(1,098)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	GSC	7.405%	75,000	(3,409)	0	(3,409)
General Electric Capital Corp. 6.000% due 06/15/2012	0.960%	06/20/2011	GSC	6.520%	14,000	(1,706)	0	(1,706)
General Electric Capital Corp. 6.000% due 06/15/2012	1.280%	06/20/2013	GSC	6.056%	10,000	(1,577)	0	(1,577)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	12/20/2010	GSC	6.632%	6,400	(682)	0	(682)
General Electric Capital Corp. 6.000% due 06/15/2012	0.280%	03/20/2016	JPM	5.949%	10,000	(2,483)	0	(2,483)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	MLP	6.824%	15,000	(1,352)	0	(1,352)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	MLP	7.165%	23,000	(1,539)	0	(1,539)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	66,400	(1,270)	0	(1,270)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2009	RBS	7.405%	19,760	(849)	0	(849)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	200	(11)	0	(11)
General Electric Capital Corp. 6.000% due 06/15/2012	1.000%	06/20/2009	UBS	7.405%	10,000	(437)	0	(437)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BCLY	36.081%	5,000	(2,648)	(962)	(1,686)
General Motors Corp. 7.125% due 07/15/2013	4.850%	12/20/2012	BCLY	37.109%	18,200	(9,649)	0	(9,649)
General Motors Corp. 7.125% due 07/15/2013	5.070%	12/20/2012	BCLY	37.109%	10,000	(5,265)	0	(5,265)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	7,200	(3,823)	0	(3,823)
General Motors Corp. 7.125% due 07/15/2013	7.750%	03/20/2013	BOA	36.581%	10,000	(4,817)	0	(4,817)
General Motors Corp. 7.125% due 07/15/2013	7.880%	03/20/2013	BOA	36.581%	10,000	(4,795)	0	(4,795)
General Motors Corp. 7.125% due 07/15/2013	8.220%	03/20/2013	BOA	36.581%	25,000	(11,843)	0	(11,843)
General Motors Corp. 7.125% due 07/15/2013	8.850%	03/20/2013	BOA	36.581%	25,000	(11,574)	0	(11,574)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BOA	36.081%	20,200	(10,699)	(3,737)	(6,962)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	BOA	37.109%	30,300	(16,241)	0	(16,241)

General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	BOA	37.109%	15,000	(7,877)	0	(7,877)
General Motors Corp. 7.125% due 07/15/2013	5.500%	12/20/2012	BOA	37.109%	10,000	(5,193)	0	(5,193)
General Motors Corp. 7.125% due 07/15/2013	5.550%	12/20/2012	BOA	37.109%	15,000	(7,776)	0	(7,776)
General Motors Corp. 7.125% due 07/15/2013	6.450%	12/20/2012	BOA	37.109%	10,000	(5,033)	0	(5,033)
General Motors Corp. 7.125% due 07/15/2013	8.300%	03/20/2013	CITI	36.581%	10,000	(4,724)	0	(4,724)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	CITI	36.581%	10,000	(4,587)	0	(4,587)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	CITI	36.081%	40,000	(21,186)	(7,450)	(13,736)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	CITI	37.109%	6,400	(3,420)	0	(3,420)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	CITI	37.109%	7,700	(4,111)	0	(4,111)
General Motors Corp. 7.125% due 07/15/2013	4.950%	12/20/2012	CITI	37.109%	15,000	(7,927)	0	(7,927)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	CITI	37.109%	10,000	(5,235)	0	(5,235)
General Motors Corp. 7.125% due 07/15/2013	5.450%	12/20/2012	CITI	37.109%	10,000	(5,201)	0	(5,201)
General Motors Corp. 7.125% due 07/15/2013	5.900%	12/20/2012	CITI	37.109%	25,000	(12,814)	0	(12,814)
General Motors Corp. 7.125% due 07/15/2013	5.000%	03/20/2013	CSFB	36.581%	5,000	(2,643)	(1,050)	(1,593)
General Motors Corp. 7.125% due 07/15/2013	5.000%	03/20/2013	DUB	36.581%	30,000	(15,860)	(6,375)	(9,485)
General Motors Corp. 7.125% due 07/15/2013	8.450%	03/20/2013	DUB	36.581%	25,000	(11,745)	0	(11,745)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	DUB	36.581%	10,000	(4,587)	0	(4,587)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	DUB	36.081%	36,700	(19,438)	(6,348)	(13,090)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	DUB	37.109%	6,400	(3,430)	0	(3,430)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	DUB	37.109%	14,600	(7,801)	0	(7,801)
General Motors Corp. 7.125% due 07/15/2013	5.010%	12/20/2012	DUB	37.109%	10,000	(5,275)	0	(5,275)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	DUB	37.109%	15,000	(7,877)	0	(7,877)
General Motors Corp. 7.125% due 07/15/2013	5.450%	12/20/2012	DUB	37.109%	25,000	(13,002)	0	(13,002)
General Motors Corp. 7.125% due 07/15/2013	5.500%	12/20/2012	DUB	37.109%	10,000	(5,193)	0	(5,193)
General Motors Corp. 7.125% due 07/15/2013	6.550%	12/20/2012	DUB	37.109%	15,000	(7,525)	0	(7,525)
General Motors Corp. 7.125% due 07/15/2013	6.660%	12/20/2012	DUB	37.109%	10,000	(4,998)	0	(4,998)
General Motors Corp. 7.125% due 07/15/2013	7.700%	03/20/2013	GSC	36.581%	30,000	(14,478)	0	(14,478)
General Motors Corp. 7.125% due 07/15/2013	7.920%	03/20/2013	GSC	36.581%	10,000	(4,788)	0	(4,788)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	GSC	36.581%	4,900	(2,248)	0	(2,248)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	35,000	(18,537)	(6,406)	(12,131)
General Motors Corp. 7.125% due 07/15/2013	4.860%	12/20/2012	GSC	37.109%	15,000	(7,950)	0	(7,950)
General Motors Corp. 7.125% due 07/15/2013	5.000%	12/20/2012	GSC	37.109%	10,000	(5,276)	0	(5,276)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	GSC	37.109%	4,400	(2,311)	0	(2,311)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	GSC	37.109%	20,000	(10,469)	0	(10,469)
General Motors Corp. 7.125% due 07/15/2013	6.450%	12/20/2012	GSC	37.109%	5,000	(2,517)	0	(2,517)
General Motors Corp. 7.125% due 07/15/2013	6.820%	12/20/2012	GSC	37.109%	25,000	(12,429)	0	(12,429)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	7,000	(3,746)	0	(3,746)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	JPM	37.109%	10,000	(5,251)	0	(5,251)
General Motors Corp. 7.125% due 07/15/2013	5.000%	09/20/2013	MLP	35.617%	3,300	(1,752)	(1,238)	(514)
General Motors Corp. 7.125% due 07/15/2013	4.880%	12/20/2012	MLP	37.109%	14,100	(7,468)	0	(7,468)
General Motors Corp. 7.125% due 07/15/2013	6.650%	12/20/2012	MLP	37.109%	9,400	(4,700)	0	(4,700)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	MSC	36.081%	5,000	(2,648)	(912)	(1,736)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	MSC	37.109%	7,600	(4,057)	0	(4,057)
General Motors Corp. 7.125% due 07/15/2013	8.000%	03/20/2013	RBS	36.581%	10,000	(4,775)	0	(4,775)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	RBS	36.081%	5,000	(2,648)	(850)	(1,798)
General Motors Corp. 7.125% due 07/15/2013	5.000%	12/20/2012	RBS	37.109%	10,000	(5,276)	0	(5,276)
General Motors Corp. 7.125% due 07/15/2013	4.900%	12/20/2012	UBS	37.109%	34,900	(18,473)	0	(18,473)
General Motors Corp. 7.125% due 07/15/2013	4.950%	12/20/2012	UBS	37.109%	10,000	(5,285)	0	(5,285)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	UBS	37.109%	10,000	(5,235)	0	(5,235)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2009	CITI	88.715%	7,700	(2,255)	(1,001)	(1,254)
GMAC LLC 6.875% due 08/28/2012	4.000%	09/20/2012	DUB	48.784%	10,000	(5,221)	0	(5,221)
GMAC LLC 6.875% due 08/28/2012	3.600%	09/20/2009	GSC	79.633%	50,000	(21,336)	0	(21,336)
GMAC LLC 6.875% due 08/28/2012	3.950%	09/20/2009	GSC	79.633%	25,000	(10,616)	0	(10,616)
GMAC LLC 6.875% due 08/28/2012	8.700%	03/20/2009	JPM	88.715%	10,000	(2,789)	0	(2,789)
GMAC LLC 6.875% due 08/28/2012	3.750%	09/20/2012	JPM	48.784%	12,000	(6,301)	0	(6,301)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MLP	88.109%	7,800	(3,050)	(488)	(2,562)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MSC	88.109%	2,500	(978)	(244)	(734)
GMAC LLC 6.875% due 08/28/2012	3.600%	09/20/2009	UBS	79.633%	25,000	(10,668)	0	(10,668)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.920%	09/20/2012	BCLY	4.610%	5,000	(583)	0	(583)

Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.830%	09/20/2012	BNP	4.610%	7,000	(836)	0	(836)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.800%	09/20/2012	JPM	4.610%	20,000	(2,409)	0	(2,409)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.850%	09/20/2012	MSC	4.610%	25,000	(2,971)	0	(2,971)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.580%	09/20/2012	RBS	4.610%	10,000	(1,275)	0	(1,275)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.900%	09/20/2012	UBS	4.610%	5,000	(586)	0	(586)
HSBC Finance Corp. 7.000% due 05/15/2012	1.800%	03/20/2010	RBS	4.638%	16,700	(641)	0	(641)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	4,440	(14)	0	(14)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	17,000	(23)	0	(23)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	03/20/2009	MSC	1.074%	14,300	(40)	0	(40)
Indonesia Government International Bond 6.750% due 03/10/2014	1.085%	03/20/2012	RBS	3.177%	24,270	(1,574)	0	(1,574)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	06/20/2009	RBS	1.075%	32,000	(140)	0	(140)
Indonesia Government International Bond 6.750% due 03/10/2014	0.390%	12/20/2008	RBS	1.074%	33,000	(48)	0	(48)
Indonesia Government International Bond 6.750% due 03/10/2014	1.310%	12/20/2011	RBS	3.088%	44,300	(2,284)	0	(2,284)
Indonesia Government International Bond 6.750% due 03/10/2014	1.330%	12/20/2011	RBS	3.088%	50,000	(2,549)	0	(2,549)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.880%	03/20/2013	BNP	1.370%	10,000	(193)	0	(193)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.930%	03/20/2013	BNP	1.370%	15,000	(259)	0	(259)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.930%	03/20/2013	BOA	1.370%	10,000	(173)	0	(173)
JPMorgan Chase & Co. 4.750% due 03/01/2015	1.850%	03/20/2013	DUB	1.370%	25,000	491	0	491
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.860%	03/20/2013	MSC	1.370%	19,000	(382)	0	(382)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.870%	03/20/2013	RBS	1.370%	10,000	(197)	0	(197)
JSC Gazprom 7.800% due 09/27/2010	0.970%	10/20/2012	JPM	4.248%	45,400	(4,921)	0	(4,921)
JSC Gazprom 7.800% due 09/27/2010	1.020%	10/20/2012	JPM	4.248%	45,400	(4,833)	0	(4,833)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	34,600	10	0	10
JSC Gazprom 8.625% due 04/28/2034	2.170%	02/20/2013	JPM	4.293%	58,600	(4,422)	0	(4,422)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	JPM	4.293%	49,900	(3,747)	0	(3,747)
JSC Gazprom 8.625% due 04/28/2034	1.150%	07/20/2009	JPM	3.585%	25,000	(403)	0	(403)
JSC Gazprom 8.625% due 04/28/2034	1.550%	09/20/2009	JPM	3.615%	50,000	(930)	0	(930)
JSC Gazprom 8.625% due 04/28/2034	1.050%	02/20/2009	MSC	3.501%	15,700	(127)	0	(127)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	MSC	4.293%	29,600	(2,222)	0	(2,222)
JSC Gazprom 8.625% due 04/28/2034	0.950%	11/20/2008	MSC	3.459%	14,700	(32)	0	(32)
JSC Gazprom 8.625% due 04/28/2034	0.870%	11/20/2011	MSC	4.115%	50,000	(4,347)	0	(4,347)
JSC Gazprom 9.625% due 03/01/2013	0.360%	05/20/2009	HSBC	3.689%	18,000	(349)	0	(349)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	23,800	(2)	0	(2)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.190%	09/20/2009	BCLY	Defaulted	29,200	(24,674)	0	(24,674)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	12,000	(10,115)	0	(10,115)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.000%	09/20/2012	MLP	Defaulted	10,000	(8,448)	0	(8,448)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	56,200	(47,489)	0	(47,489)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	RBS	Defaulted	10,000	(8,448)	0	(8,448)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.920%	09/20/2012	BCLY	4.464%	5,000	(564)	0	(564)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.880%	09/20/2012	CSFB	4.464%	5,000	(570)	0	(570)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.590%	09/20/2012	RBS	4.464%	10,000	(1,234)	0	(1,234)
Mexico Government International Bond 7.500% due 04/08/2033	0.220%	03/20/2009	CSFB	0.043%	2,200	2	0	2
Mexico Government International Bond 7.500% due 04/08/2033	0.180%	05/20/2009	HSBC	0.058%	15,000	22	0	22
Mexico Government International Bond 7.500% due 04/08/2033	0.920%	03/20/2016	JPM	1.668%	6,950	(316)	0	(316)
Morgan Stanley 6.600% due 04/01/2012	2.100%	06/20/2009	BCLY	24.241%	25,000	(3,457)	0	(3,457)
Morgan Stanley 6.600% due 04/01/2012	0.920%	09/20/2012	BCLY	10.551%	5,000	(1,182)	0	(1,182)
Morgan Stanley 6.600% due 04/01/2012	2.150%	06/20/2009	DUB	24.241%	21,200	(2,925)	0	(2,925)
Morgan Stanley 6.600% due 04/01/2012	1.863%	06/20/2010	DUB	17.354%	40,000	(7,819)	0	(7,819)
Morgan Stanley 6.600% due 04/01/2012	0.900%	09/20/2012	GSC	10.551%	5,000	(1,185)	0	(1,185)
Morgan Stanley 6.600% due 04/01/2012	1.850%	06/20/2010	RBS	17.354%	6,100	(1,193)	0	(1,193)
Morgan Stanley 6.600% due 04/01/2012	0.590%	09/20/2012	RBS	10.551%	10,000	(2,446)	0	(2,446)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	12,000	(7)	0	(7)
Panama Government International Bond 8.875% due 09/30/2027	1.230%	02/20/2017	BEAR	2.393%	10,000	(738)	0	(738)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	500	(1)	0	(1)
Panama Government International Bond 8.875% due 09/30/2027	1.200%	02/20/2017	CSFB	2.393%	14,400	(1,091)	0	(1,091)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	8,600	(23)	0	(23)
Panama Government International Bond 8.875% due 09/30/2027	1.170%	04/20/2017	DUB	2.407%	20,000	(1,513)	0	(1,513)
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	9,800	(6)	0	(6)
Panama Government International Bond 8.875% due 09/30/2027	0.760%	01/20/2012	HSBC	1.710%	4,600	(127)	0	(127)

Panama Government International Bond 8.875% due 09/30/2027	0.730%	01/20/2012	JPM	1.710%	12,600	(359)	0	(359)
Panama Government International Bond 8.875% due 09/30/2027	1.250%	01/20/2017	JPM	2.386%	2,800	(197)	0	(197)
Panama Government International Bond 8.875% due 09/30/2027	0.750%	01/20/2012	MSC	1.710%	44,400	(1,237)	0	(1,237)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	29,000	31	0	31
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.250%	05/20/2009	HSBC	0.244%	19,000	18	0	18
Peru Government International Bond 8.750% due 11/21/2033	0.330%	12/20/2008	DUB	0.350%	13,000	12	0	12
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	3,500	(3)	0	(3)
Petroleos Mexicanos 9.500% due 09/15/2027	0.760%	07/20/2011	DUB	1.374%	300	(4)	0	(4)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.250%	03/20/2013	GSC	4.360%	10,000	(742)	0	(742)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.750%	09/20/2010	BOA	4.939%	5,000	(10)	0	(10)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.160%	09/20/2010	CSFB	4.939%	3,000	(39)	0	(39)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.170%	09/20/2010	CSFB	4.939%	5,000	(63)	0	(63)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.650%	09/20/2010	CSFB	4.939%	2,000	(8)	0	(8)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.170%	09/20/2010	GSC	4.939%	5,000	(63)	0	(63)
Residential Capital LLC 6.500% due 04/17/2013	1.130%	06/20/2009	MLP	72.158%	25,000	(9,585)	0	(9,585)
Russia Government International Bond 7.500% due 03/31/2030	0.275%	05/20/2009	BCLY	2.330%	17,000	(202)	0	(202)
Russia Government International Bond 7.500% due 03/31/2030	0.800%	03/20/2016	JPM	2.770%	22,400	(2,566)	0	(2,566)
Russia Government International Bond 7.500% due 03/31/2030	0.780%	09/20/2009	JPM	2.395%	50,000	(745)	0	(745)
Russia Government International Bond 7.500% due 03/31/2030	0.780%	03/20/2016	MSC	2.770%	22,400	(2,592)	0	(2,592)
Russia Government International Bond 7.500% due 03/31/2030	0.305%	12/20/2008	MSC	2.248%	43,000	(153)	0	(153)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	BCLY	19.698%	25,000	(1,788)	0	(1,788)
SLM Corp. 5.125% due 08/27/2012	4.000%	03/20/2009	BCLY	19.698%	10,000	(671)	0	(671)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	500	(46)	0	(46)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2010	BNP	20.077%	5,000	(884)	0	(884)
SLM Corp. 5.125% due 08/27/2012	4.500%	03/20/2009	BOA	19.698%	10,000	(648)	0	(648)
SLM Corp. 5.125% due 08/27/2012	4.450%	06/20/2009	BOA	19.714%	50,000	(4,853)	0	(4,853)
SLM Corp. 5.125% due 08/27/2012	4.350%	06/20/2010	BOA	20.197%	50,000	(10,150)	0	(10,150)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2009	CITI	19.698%	75,000	(4,827)	0	(4,827)
SLM Corp. 5.125% due 08/27/2012	4.530%	03/20/2010	DUB	20.077%	20,000	(3,551)	0	(3,551)
SLM Corp. 5.125% due 08/27/2012	4.910%	06/20/2009	DUB	19.714%	20,200	(1,898)	0	(1,898)
SLM Corp. 5.125% due 08/27/2012	3.350%	03/20/2009	GSC	19.698%	25,000	(1,754)	0	(1,754)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%	15,000	(1,021)	0	(1,021)
SLM Corp. 5.125% due 08/27/2012	4.660%	06/20/2010	GSC	20.197%	25,000	(4,973)	0	(4,973)
SLM Corp. 5.125% due 08/27/2012	10.500%	09/20/2009	GSC	19.723%	25,000	(1,824)	0	(1,824)
SLM Corp. 5.125% due 08/27/2012	3.700%	03/20/2009	JPM	19.698%	10,000	(685)	0	(685)
SLM Corp. 5.125% due 08/27/2012	5.000%	03/20/2009	JPM	19.698%	35,000	(2,188)	0	(2,188)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2009	MLP	19.698%	25,000	(1,615)	0	(1,615)
SLM Corp. 5.125% due 08/27/2012	5.250%	03/20/2009	MLP	19.698%	20,000	(1,227)	0	(1,227)
SLM Corp. 5.125% due 08/27/2012	5.600%	03/20/2009	MLP	19.698%	50,000	(2,987)	0	(2,987)
SLM Corp. 5.125% due 08/27/2012	5.000%	06/20/2009	MSC	19.714%	7,000	(654)	0	(654)
SLM Corp. 5.125% due 08/27/2012	4.100%	03/20/2011	RBS	19.651%	10,000	(2,532)	0	(2,532)
SLM Corp. 5.125% due 08/27/2012	5.050%	06/20/2009	RBS	19.714%	5,000	(465)	0	(465)
UBS Warburg LLC 4.549% due 04/18/2012	0.760%	03/20/2013	BNP	2.716%	30	(2)	0	(2)
Ukraine Government International Bond 7.650% due 06/11/2013	0.630%	03/20/2009	BCLY	5.334%	14,600	(313)	0	(313)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	9,000	(72)	0	(72)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	BCLY	5.144%	800	(6)	0	(6)
Ukraine Government International Bond 7.650% due 06/11/2013	1.500%	01/20/2012	DUB	6.817%	8,000	(1,155)	0	(1,155)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	DUB	5.144%	14,000	(112)	0	(112)
Ukraine Government International Bond 7.650% due 06/11/2013	0.700%	04/20/2009	HSBC	5.404%	47,600	(1,059)	0	(1,059)
Ukraine Government International Bond 7.650% due 06/11/2013	0.520%	05/20/2009	HSBC	5.454%	31,000	(888)	0	(888)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	23,580	(409)	0	(409)
Wachovia Corp. 3.625% due 02/17/2009	1.240%	03/20/2013	DUB	3.670%	10,000	(868)	0	(868)
Wachovia Corp. 3.625% due 02/17/2009	3.000%	03/20/2013	DUB	3.670%	10,000	(232)	0	(232)
Wachovia Corp. 3.625% due 02/17/2009	1.250%	03/20/2013	MSC	3.670%	15,000	(1,296)	0	(1,296)
Wachovia Corp. 3.625% due 02/17/2009	2.500%	03/20/2013	RBS	3.670%	10,000	(413)	0	(413)
Wachovia Corp. 3.625% due 02/17/2009	3.020%	03/20/2013	RBS	3.670%	39,100	(879)	0	(879)
Wells Fargo & Co. 2.995% due 10/28/2015	0.800%	09/20/2009	UBS	1.000%	57,200	(97)	0	(97)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.850%	03/20/2013	BOA	1.443%	8,000	(187)	0	(187)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.920%	03/20/2013	BOA	1.443%	25,000	(514)	0	(514)

Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.850%	03/20/2013	MSC	1.443%	10,000	(234)	0	(234)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.900%	03/20/2013	UBS	1.443%	22,000	(470)	0	(470)

						$(1,189,856)	$(38,347)	$(1,151,509)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	(5.000)%	06/20/2013	DUB	$91,600	$8,959	$6,745	$2,214
CDX.HY-10 Index	(5.000)%	06/20/2013	JPM	244,600	23,924	17,935	5,989
CDX.HY-10 Index	(5.000)%	06/20/2013	MLP	369,100	36,102	27,159	8,943
CDX.HY-10 Index	(5.000)%	06/20/2013	MSC	208,600	20,404	15,281	5,123
CDX.HY-10 Index	(5.000)%	06/20/2013	UBS	50,000	4,890	3,781	1,109
CDX.IG-9 10 Year Index	(0.800)%	12/20/2017	GSC	177,500	9,663	6,146	3,517
CDX.IG-9 10 Year Index	(0.800)%	12/20/2017	JPM	175,000	9,527	6,060	3,467
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	BCLY	824,000	4,553	(7,805)	12,358
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	CSFB	387,700	2,142	(1,497)	3,639
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	DUB	2,327,400	12,858	(13,232)	26,090
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	GSC	538,700	2,976	(7,688)	10,664
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	MLP	165,400	914	(1,910)	2,824
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	MSC	3,077,200	17,000	(32,142)	49,142
CDX.IG-10 10 Year Index	(1.500)%	06/20/2018	GSC	125,000	213	2,328	(2,115)
CMBX.NA AAA 4 Index	(0.350)%	02/17/2051	JPM	35,500	3,194	3,224	(30)

					$157,319	$24,385	$132,934

Credit Default Swaps on Credit Indices - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	DUB	$25,000	$(10,305)	$(7,375)	$(2,930)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	CITI	24,266	(1,998)	(2,214)	216
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	DUB	24,266	(1,998)	(2,184)	186
CDX.HY-8 Index 25-35%	1.846%	06/20/2012	CITI	35,500	(3,164)	0	(3,164)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	32,300	(2,554)	0	(2,554)
CDX.HY-8 Index 25-35%	2.179%	06/20/2012	CITI	22,600	(1,760)	0	(1,760)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	51,800	(4,639)	0	(4,639)
CDX.HY-8 Index 25-35%	1.847%	06/20/2012	MLP	40,400	(3,599)	0	(3,599)
CDX.HY-8 Index 25-35%	2.070%	06/20/2012	MLP	48,800	(3,980)	0	(3,980)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MLP	31,000	(2,518)	0	(2,518)
CDX.HY-8 Index 25-35%	2.127%	06/20/2012	MLP	25,200	(2,007)	0	(2,007)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	7,600	(617)	0	(617)
CDX.HY-8 Index 25-35%	2.140%	06/20/2012	MSC	65,700	(5,204)	0	(5,204)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	23,800	(1,861)	0	(1,861)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	103,340	(3,951)	0	(3,951)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	130,069	(4,807)	0	(4,807)
CDX.HY-8 Index 35-100%	0.415%	06/20/2012	CITI	99,365	(3,629)	0	(3,629)
CDX.IG-9 5 Year Index 15-30%	0.990%	12/20/2012	DUB	50,000	222	0	222
CDX.IG-9 5 Year Index 15-30%	1.160%	12/20/2012	DUB	100,000	1,112	0	1,112
CDX.IG-9 5 Year Index 15-30%	1.180%	12/20/2012	DUB	30,000	357	0	357
CDX.IG-9 5 Year Index 15-30%	0.830%	12/20/2012	GSC	30,000	(56)	0	(56)
CDX.IG-9 5 Year Index 15-30%	0.940%	12/20/2012	GSC	35,000	86	0	86
CDX.IG-9 5 Year Index 15-30%	0.975%	12/20/2012	GSC	98,800	380	0	380
CDX.IG-9 5 Year Index 15-30%	0.963%	12/20/2012	MSC	102,700	346	0	346
CDX.IG-9 5 Year Index 30-100%	0.530%	12/20/2012	DUB	219,100	983	0	983
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	DUB	100,000	1,106	0	1,106
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	83,200	941	0	941
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	DUB	10,200	117	0	117

CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	14,400	166	0	166
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	28,600	333	0	333
CDX.IG-9 5 Year Index 30-100%	0.770%	12/20/2012	DUB	170,000	2,387	0	2,387
CDX.IG-9 5 Year Index 30-100%	0.780%	12/20/2012	DUB	250,000	3,610	0	3,610
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC	14,600	161	0	161
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	22,700	260	0	260
CDX.IG-9 5 Year Index 30-100%	0.711%	12/20/2012	MSC	400,000	4,681	0	4,681
CDX.IG-9 5 Year Index 30-100%	0.771%	12/20/2012	MSC	190,000	2,678	0	2,678
CDX.IG-9 10 Year Index 30-100%	0.508%	12/20/2017	GSC	250,000	(595)	0	(595)
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	64,300	46	0	46
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	113,500	147	0	147
CDX.IG-9 10 Year Index 30-100%	0.510%	12/20/2017	JPM	250,000	(547)	0	(547)
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	135,800	150	0	150
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	40,900	(226)	(374)	148
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	137,000	609	0	609
CDX.IG-10 5 Year Index 30-100%	0.463%	06/20/2013	GSC	169,600	250	0	250
CDX.IG-10 5 Year Index 30-100%	0.461%	06/20/2013	MLP	250,000	355	0	355
CMBX.NA AAA 3 Index	0.080%	12/13/2049	CSFB	15,000	(1,562)	(2,248)	686
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	85,800	(8,937)	(14,519)	5,582
CMBX.NA AAA 4 Index	0.350%	02/17/2051	MSC	35,500	(3,203)	(3,200)	(3)

					$(52,234)	$(32,114)	$(20,120)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. An implied credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	$(8,896)	$0	$(8,896)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	(2,595)	0	(2,595)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	(2,977)	0	(2,977)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	(2,164)	0	(2,164)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	(1,938)	(505)	(1,433)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	(1,914)	(410)	(1,504)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	(1,131)	441	(1,572)
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	(12)	15	(27)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	(128)	177	(305)
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	3,183	0	3,183
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(6,843)	(2,885)	(3,958)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	44	55	(11)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	253	175	78
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	BCLY	AUD	764,000	3,122	708	2,414

Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI		1,528,000	6,243	1,556	4,687
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	DUB		764,000	3,122	900	2,222
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		210,700	2,316	(586)	2,902
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		227,000	1,565	774	791
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,314,000	8,876	(3,528)	12,404
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,930,100	13,037	(4,526)	17,563
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		122,600	317	143	174
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CITI		189,100	489	217	272
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		155,800	1,677	1,752	(75)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		6,717,080	72,304	45,586	26,718
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		3,080,600	33,160	36,486	(3,326)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		1,336,600	14,387	5,919	8,468
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		4,053,330	43,631	13,103	30,528
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		2,590,500	27,885	16,430	11,455
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		4,200	(159)	(134)	(25)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		638,200	(24,283)	(25,155)	872
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		69,900	(2,659)	(2,755)	96
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		111,400	(4,239)	(4,267)	28
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		4,600	(175)	(217)	42
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		210,000	(7,990)	(12,096)	4,106
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		800	(29)	(16)	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		560,600	(20,384)	7,691	(28,075)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		55,000	(1,999)	(3,272)	1,273
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		207,900	(7,559)	121	(7,680)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		117,900	(4,287)	(1,179)	(3,108)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		348,100	(12,656)	3,818	(16,474)
Pay	3-Month USD-LIBOR	21.000%	06/20/2037	RBS		160,000	5,904	449	5,455
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		1,210,000	(53,936)	35,228	(89,164)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		667,600	(29,759)	12,638	(42,397)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		74,000	(3,299)	582	(3,881)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		50,700	(2,260)	1,724	(3,984)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		325,100	(14,492)	9,265	(23,757)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		220,810	(9,843)	5,421	(15,264)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		738,320	(32,911)	16,277	(49,188)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	4,814	1,144	3,670
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS		1,084,200	21,568	3,681	17,887
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		201,100	4,117	1,429	2,688
Receive	6-Month AUD Bank Bill	6.500%	03/20/2018	DUB		276,000	(2,026)	(1,922)	(104)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	(1,593)	(3,876)	2,283
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	752,700	(1,419)	2,420	(3,839)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		417,800	(787)	1,466	(2,253)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		2,418,300	(3,314)	16,402	(19,716)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		385,600	(529)	3,102	(3,631)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		971,000	(15,101)	(22,582)	7,481
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	(1,563)	(2,378)	815
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	(13,433)	(19,715)	6,282
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	(6,019)	(9,807)	3,788
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	(6,158)	(7,500)	1,342
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	4,508	(8,799)	13,307
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	4,519	(5,619)	10,138
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	1,133	(1,809)	2,942
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	(15,969)	(20,323)	4,354
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	3,786	3,038	748
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	(5,939)	(309)	(5,630)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	(2,827)	(130)	(2,697)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	(4,569)	(192)	(4,377)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	2,237	(1,961)	4,198
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	5,086	4,594	492
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	(25)	17	(42)

Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		19,200	(87)	(36)	(51)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	(318)	209	(527)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	(2,219)	1,649	(3,868)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	1,175	(91)	1,266
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	1,473	(57)	1,530
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	1,028	0	1,028
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		92,900	2,305	418	1,887
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		54,200	1,345	124	1,221
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		258,300	38,261	37,149	1,112
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		214,800	31,818	35,223	(3,405)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		359,300	53,222	52,415	807
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		166,100	(45,213)	(22,805)	(22,408)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		41,900	(11,406)	(5,407)	(5,999)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		25,000	(699)	(164)	(535)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		24,000	(3,406)	1,062	(4,468)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		36,100	(5,394)	(2,089)	(3,305)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$302,100	7,255	20,660	(13,405)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		362,800	(8,541)	1,638	(10,179)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	65,400	(535)	(1)	(534)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		50,700	(402)	(69)	(333)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		58,500	(269)	0	(269)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		105,800	(4,170)	78	(4,248)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		266,400	(10,613)	46	(10,659)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		74,030	(3,055)	0	(3,055)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		75,400	(3,155)	0	(3,155)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		74,100	(3,175)	0	(3,175)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		34,200	(1,395)	0	(1,395)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		21,200	(898)	9	(907)
Pay	USSP Semi 2-Year Index	0.780%	01/05/2009	MSC		$500,000	(5,997)	0	(5,997)
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		535,700	(5,901)	0	(5,901)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		432,000	(4,384)	183	(4,567)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		85,900	(870)	19	(889)
Receive	USSP Semi 10-Year Index	0.620%	01/05/2009	MSC		117,000	12	0	12

							$(33,713)	$206,654	$(240,367)

Interest Rate Cap/Floor Swaps

Pay/Receive Floating Rate	Floating Rate Index	Cap/Floor	Cap/Floor Floating Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750)%	12/24/2008	JPM	EUR	253,900	$(715)	$(3,698)	$2,983

(m)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,437,400	$89,609	$67,632
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,654,700	49,803	34,361
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	26,205
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	998,800	11,187	7,373
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,317,700	60,252	46,637
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	26,508
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,866,000	126,082	54,725
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	4,951,600	51,076	20,148
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,664,200	28,773	13,509
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	13,654
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	10,636,900	113,469	78,522
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	22,710

							$632,264	$411,984

(n)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	11,089	$6,195	$6,716
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	11,089	6,267	14,265

				$12,462	$20,981

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,934,400	$70,906	$64,789
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	564,000	18,104	17,646
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,102,500	27,673	22,592
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	706,700	23,092	19,697
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,183,900	39,177	32,998
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	333,600	11,009	9,298
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,105,900	66,212	58,695
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	817,800	27,315	26,286
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,587,300	119,758	82,531
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	2,153,000	54,069	30,921
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	888,200	26,779	17,839
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	683,000	15,094	14,565
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,546,200	115,042	98,839
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	700,800	21,457	22,526

							$635,687	$519,222

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	131,768	$22,801,100	$575,863
Sales	132,544	10,497,400	411,456
Closing Buys	0	(10,991,200)	(103,366)
Expirations	(242,134)	0	(235,804)
Exercised	0	0	0

Balance at 09/30/2008	22,178	$22,307,300	$648,149

(o)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	3.277%	05/25/2037	05/16/2007	$23,814	$21,633	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	236	214	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,669	35,349	0.03%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$54,719	$57,203	0.04%

(p)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(6)
Fannie Mae	4.500%	10/01/2023	$76,500	$75,767	$74,564
Fannie Mae	5.500%	10/01/2038	4,657,000	4,669,090	4,638,810
Freddie Mac	5.000%	10/01/2038	300	295	292
Ginnie Mae	5.500%	10/01/2038	900	906	899

U.S. Treasury Bonds	5.000%	05/15/2037	25,000	26,898	28,136
U.S. Treasury Notes	2.125%	01/31/2010	219,300	219,399	220,876
U.S. Treasury Notes	2.125%	04/30/2010	778,100	781,714	789,712
U.S. Treasury Notes	2.375%	08/31/2010	2,007,000	2,025,360	2,028,487
U.S. Treasury Notes	2.750%	02/28/2013	15,300	15,185	15,273
U.S. Treasury Notes	2.875%	01/31/2013	272,700	273,547	275,299
U.S. Treasury Notes	3.125%	11/30/2009	3,620,600	3,666,490	3,707,686
U.S. Treasury Notes	3.250%	12/31/2009	1,295,800	1,315,973	1,329,080
U.S. Treasury Notes	3.500%	12/15/2009	1,000,000	1,016,985	1,030,772
U.S. Treasury Notes	3.500%	02/15/2010	406,800	417,251	417,938
U.S. Treasury Notes	4.250%	08/15/2013	291,700	308,651	311,606
U.S. Treasury Notes	4.250%	11/15/2013	792,600	835,964	855,540

				$15,649,475	$15,724,970

(6)	Market value includes $86,948 of interest payable on short sales.

(q)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	101,428	04/2009	$0	$(500)	$(500)
Buy		HSBC	41,238	04/2009	0	(200)	(200)
Buy		JPM	360,000	04/2009	0	(1,928)	(1,928)
Buy	AUD	MSC	29,323	10/2008	0	(1,211)	(1,211)
Sell		MSC	29,323	10/2008	0	(96)	(96)
Sell		RBS	966	10/2008	36	0	36
Buy		UBS	2,473	10/2008	0	(170)	(170)
Sell	BRL	BNP	116,609	12/2008	2,757	0	2,757
Buy		BOA	54,108	12/2008	0	(871)	(871)
Buy		CITI	13,715	12/2008	0	(46)	(46)
Sell		CITI	77,599	12/2008	2,828	0	2,828
Buy		CSFB	139,481	12/2008	0	(1,760)	(1,760)
Buy		HSBC	744,724	12/2008	0	(13,737)	(13,737)
Sell		HSBC	859,706	12/2008	50,222	0	50,222
Buy		JPM	152,185	12/2008	0	(3,700)	(3,700)
Sell		JPM	387,239	12/2008	24,590	0	24,590
Buy		MLP	90,752	12/2008	0	(697)	(697)
Buy		MSC	169,112	12/2008	0	(1,248)	(1,248)
Sell		MSC	2,910,182	12/2008	135,720	0	135,720
Buy		RBC	270,077	12/2008	0	(6,269)	(6,269)
Buy		RBS	150,000	12/2008	0	(3,769)	(3,769)
Buy		UBS	298,389	12/2008	0	(6,831)	(6,831)
Sell		UBS	1,825,050	12/2008	81,998	0	81,998
Sell		HSBC	185,450	06/2009	5,057	0	5,057
Sell		JPM	108,906	06/2009	2,985	0	2,985
Sell		RBC	270,077	06/2009	6,426	0	6,426
Sell		RBS	150,000	06/2009	3,764	0	3,764
Sell		UBS	100,000	06/2009	2,755	0	2,755
Buy		LEH	180,000	12/2010	0	(3,642)	(3,642)
Sell		LEH	180,000	12/2010	4,639	0	4,639
Buy	CAD	RBC	963	10/2008	0	(10)	(10)
Buy	CHF	CITI	18,069	10/2008	0	(1)	(1)
Sell		CITI	18,069	10/2008	0	(1)	(1)
Sell		UBS	18,069	10/2008	648	0	648
Sell		MSC	12,327	12/2008	127	0	127
Buy	CNY	BCLY	200,889	11/2008	0	(446)	(446)
Buy		BOA	146,151	11/2008	0	(335)	(335)

Buy		DUB	754,981	11/2008	0	(1,718)	(1,718)
Buy		HSBC	161,962	11/2008	0	(370)	(370)
Buy		JPM	762,134	11/2008	0	(1,671)	(1,671)
Buy		UBS	145,986	11/2008	0	(322)	(322)
Buy		BCLY	1,250,095	07/2009	0	(13,295)	(13,295)
Buy		DUB	2,359,485	07/2009	0	(23,832)	(23,832)
Buy		HSBC	1,925,083	07/2009	0	(19,111)	(19,111)
Buy		JPM	1,029,913	07/2009	0	(11,319)	(11,319)
Buy	EUR	BCLY	165,986	10/2008	0	(11,513)	(11,513)
Buy		BOA	30,528	10/2008	0	(1,991)	(1,991)
Buy		CITI	721,076	10/2008	2,840	0	2,840
Sell		CITI	721,076	10/2008	0	(2,348)	(2,348)
Buy		HSBC	45,792	10/2008	0	(2,976)	(2,976)
Buy		JPM	12,211	10/2008	0	(865)	(865)
Buy		MSC	15,264	10/2008	0	(1,057)	(1,057)
Sell		UBS	1,096,719	10/2008	61,154	0	61,154
Buy	GBP	BCLY	20,000	10/2008	0	(1,438)	(1,438)
Buy		BOA	15,075	10/2008	0	(1,055)	(1,055)
Buy		RBS	25,000	10/2008	0	(1,906)	(1,906)
Buy		UBS	188,017	10/2008	0	(14,246)	(14,246)
Sell		UBS	1,714,829	11/2008	59,128	0	59,128
Buy	IDR	DUB	309,000,000	10/2008	193	0	193
Buy		HSBC	392,000,000	10/2008	201	0	201
Buy	INR	BCLY	3,336,112	11/2008	0	(6,953)	(6,953)
Buy		DUB	1,356,749	11/2008	0	(4,531)	(4,531)
Buy		HSBC	3,438,437	11/2008	0	(11,586)	(11,586)
Buy		JPM	6,423,039	11/2008	0	(19,150)	(19,150)
Sell		JPM	2,561,653	11/2008	1,361	0	1,361
Sell	JPY	DUB	7,666,621	10/2008	0	(1,367)	(1,367)
Sell		JPM	3,961,104	10/2008	0	(648)	(648)
Buy	KWD	BCLY	4,708	04/2009	0	(533)	(533)
Buy		HSBC	6,214	04/2009	0	(722)	(722)
Buy	MXN	BCLY	31	11/2008	0	0	0
Sell		BCLY	10,076	11/2008	64	0	64
Buy		HSBC	31	11/2008	0	0	0
Buy		JPM	10,014	11/2008	0	(72)	(72)
Buy	MYR	BCLY	546,745	11/2008	0	(10,626)	(10,626)
Buy		BOA	105,123	11/2008	0	(1,898)	(1,898)
Buy		DUB	104,977	11/2008	0	(1,939)	(1,939)
Buy		HSBC	105,267	11/2008	0	(1,843)	(1,843)
Buy		JPM	93,682	11/2008	0	(1,636)	(1,636)
Buy		JPM	543,048	02/2009	0	(10,697)	(10,697)
Sell	NZD	BCLY	106,557	10/2008	3,305	0	3,305
Buy	PHP	HSBC	3,201,000	11/2008	0	(4,431)	(4,431)
Buy		JPM	3,006,800	11/2008	0	(3,642)	(3,642)
Buy		BCLY	697,950	02/2009	0	(723)	(723)
Buy		DUB	338,500	02/2009	0	(455)	(455)
Buy		HSBC	837,410	02/2009	0	(910)	(910)
Buy		JPM	1,179,290	02/2009	0	(938)	(938)
Buy		MLP	264,900	02/2009	0	(350)	(350)
Buy		MSC	934,000	02/2009	0	(1,058)	(1,058)
Buy		RBS	258,700	02/2009	0	(345)	(345)
Buy		LEH	176,400	12/2010	0	(192)	(192)
Sell		LEH	176,400	12/2010	0	(99)	(99)
Buy	PLN	BCLY	132	11/2008	0	(6)	(6)
Buy		DUB	98	11/2008	0	(6)	(6)
Sell		DUB	1,424	11/2008	58	0	58
Buy		JPM	120	11/2008	0	(6)	(6)
Buy		UBS	1,086	11/2008	0	(42)	(42)

Sell		DUB	1,704	05/2009	66	0	66
Buy		HSBC	1,704	05/2009	0	(55)	(55)
Sell	RUB	BCLY	22,136	11/2008	21	0	21
Buy		DUB	112,495	11/2008	0	(180)	(180)
Sell		HSBC	90,360	11/2008	324	0	324
Buy		DUB	2,416,000	05/2009	0	(8,145)	(8,145)
Sell		DUB	864,570	05/2009	3,281	0	3,281
Buy		JPM	1,687,591	05/2009	0	(5,709)	(5,709)
Sell		JPM	1,354,849	05/2009	5,130	0	5,130
Sell		MLP	1,195,875	05/2009	4,533	0	4,533
Sell		UBS	688,297	05/2009	2,552	0	2,552
Buy	SAR	BCLY	61,710	04/2009	0	(250)	(250)
Buy		HSBC	411,542	04/2009	0	(1,659)	(1,659)
Buy		JPM	411,310	04/2009	0	(1,684)	(1,684)
Buy	SGD	BCLY	114,660	11/2008	0	(3,770)	(3,770)
Sell		BCLY	44,991	11/2008	67	0	67
Buy		BOA	114,000	11/2008	0	(4,426)	(4,426)
Buy		CITI	208,722	11/2008	0	(3,061)	(3,061)
Buy		DUB	120,503	11/2008	0	(4,082)	(4,082)
Buy		HSBC	131,667	11/2008	0	(5,198)	(5,198)
Buy		JPM	251,596	11/2008	0	(4,559)	(4,559)
Sell		JPM	45,000	11/2008	57	0	57
Sell		MSC	45,000	11/2008	57	0	57
Buy		UBS	181,240	11/2008	0	(7,004)	(7,004)
Sell		UBS	45,011	11/2008	53	0	53
Buy	ZAR	HSBC	179,933	12/2008	44	0	44
Sell		HSBC	179,933	12/2008	1,178	0	1,178

					$470,219	$(295,687)	$174,532

(r)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2008
Investments, at value	$0	$163,943,000	$697,243	$164,640,243
Short Sales, at value	0	(15,653,416)	0	(15,653,416)
Other Financial Instruments++	909,248	(1,443,204)	(34,851)	(568,807)

Total	$909,248	$146,846,380	$662,392	$148,418,020

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$506,523	$602,063	$1,644	$(130)	$(62,585)	$(350,272)	$697,243
Other Financial Instruments++	(21,462)	0	0	0	(10,176)	(3,213)	(34,851)

Total	$485,061	$602,063	$1,644	$(130)	$(72,761)	$(353,485)	$662,392

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer of PIMCO Funds (the “Trust”) have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Code of Ethics—Not applicable for Semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 9, 2008

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 9, 2008